UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 314-5329

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 – June 30, 2020

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolios’ annual and semi-annual shareholder reports unless you specifically request paper copies from the insurance company that offers your variable life insurance contract and/or variable annuity certificate or contract (“contract”), from your financial intermediary, or from the Portfolios. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a contractholder, you may elect to receive the Portfolios’ shareholder reports and other communications electronically from the insurance company by following the instructions provided by the insurance company. For other shareholders, you may elect to receive the Portfolios’ shareholder reports and other communications electronically by calling 1-877-222-2144 or by sending an e-mail request to service@equitable.com.

You may elect to receive all future shareholder reports in paper free of charge. If you are a contractholder, you can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by the insurance company. For other shareholders, you can inform the Portfolios that you wish to continue receiving paper copies of shareholder reports by calling 1-877-522-5035 or by sending an e-mail request to EquitableFunds@dfinsolutions.com. Your election to receive shareholder reports in paper will apply to all portfolio companies available under your contract (if you are a contractholder) or all Portfolios held with the fund complex (for other shareholders).

EQ Advisors Trust Semi-Annual Report

June 30, 2020

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	56.9%
Fixed Income	21.6
Alternatives	12.3
Commodity	6.9
Repurchase Agreements	2.2
Investment Company	0.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
EQ/AB Small Cap Growth Portfolio	7.8%
EQ/MFS International Growth Portfolio	7.1
1290 VT GAMCO Small Company Value Portfolio	6.2
EQ/Global Bond PLUS Portfolio	5.9
EQ/T. Rowe Price Growth Stock Portfolio	5.5
EQ/Loomis Sayles Growth Portfolio	5.4
1290 VT GAMCO Mergers & Acquisitions Portfolio	4.2
EQ/JPMorgan Value Opportunities Portfolio	4.2
EQ/Invesco Comstock Portfolio	4.0
EQ/PIMCO Global Real Return Portfolio	3.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$947.27	$2.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	2.77
Class IB
Actual	1,000.00	946.94	2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.76
Class K
Actual	1,000.00	948.10	1.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.37	1.51

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.55%, 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.0%)
Invesco DB Gold Fund	133,000	$7,074,269
Invesco DB Precious Metals Fund	79,090	3,782,852
Invesco DB Silver Fund‡	103,180	2,750,304
iShares Gold Trust*	910,100	15,462,599

Total Commodity		29,070,024

Equity (4.0%)
iShares China Large-Cap ETF(x)	59,385	2,357,584
iShares International Developed Property ETF‡	125,310	3,788,121
iShares MSCI EAFE Small-Cap ETF (x)	119,770	6,422,067
iShares U.S. Oil & Gas Exploration & Production ETF(x)	39,380	1,327,894
SPDR S&P Emerging Asia Pacific ETF (x)	9,550	948,411
SPDR S&P Emerging Markets SmallCap ETF (x)	50,345	2,055,586

Total Equity		16,899,663

Fixed Income (2.2%)
iShares JP Morgan USD Emerging Markets Bond ETF	82,660	9,028,125

Total Exchange Traded Funds (13.2%) (Cost $45,434,047)		54,997,812

INVESTMENT COMPANIES:
Alternatives (12.5%)
1290 VT Convertible Securities Portfolio‡	905,054	11,461,963
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,668,626	17,935,070
1290 VT Natural Resources Portfolio‡	1,286,204	7,200,833
1290 VT Real Estate Portfolio‡	1,683,680	15,434,534

Total Alternatives		52,032,400

Equity (53.6%)
1290 VT Equity Income Portfolio‡	2,247,700	7,873,064
1290 VT GAMCO Small Company Value Portfolio‡	532,252	25,962,410
1290 VT Low Volatility Global Equity Portfolio‡	939,401	10,418,015
EQ/AB Small Cap Growth Portfolio‡	1,782,489	32,733,384
EQ/BlackRock Basic Value Equity Portfolio‡	739,911	14,537,775
EQ/Emerging Markets Equity PLUS Portfolio‡	1,055,299	9,092,957
EQ/International Equity Index Portfolio‡	1,130,628	9,639,344
EQ/Invesco Comstock Portfolio‡	1,201,136	17,072,423
EQ/Janus Enterprise Portfolio‡	111,427	2,246,360
EQ/JPMorgan Value Opportunities Portfolio‡	1,130,205	17,590,925
EQ/Loomis Sayles Growth Portfolio‡	2,240,548	22,629,026
EQ/MFS International Growth Portfolio‡	3,814,317	29,811,888
EQ/T. Rowe Price Growth Stock Portfolio*‡	375,000	23,008,257

Total Equity		222,615,828

Fixed Income (19.7%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	805,444	8,258,238
1290 VT High Yield Bond Portfolio‡	1,258,057	11,747,451
EQ/Global Bond PLUS Portfolio‡	2,546,266	24,749,977
EQ/Intermediate Government Bond Portfolio‡	482,872	5,243,367
EQ/PIMCO Global Real Return Portfolio‡	1,535,579	16,258,523
EQ/PIMCO Ultra Short Bond Portfolio‡	756,718	7,477,033
Multimanager Core Bond Portfolio‡	759,146	7,836,449

Total Fixed Income		81,571,038

Total Investment Companies (85.8%) (Cost $331,115,067)		356,219,266

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	492,118	492,561

Repurchase Agreements (2.3%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $1,400,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $1,428,001. (xx)	$1,400,000	1,400,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $500,003, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $510,000. (xx)	500,000	500,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $600,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $666,722. (xx)	600,000	600,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $3,100,639, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $3,162,646. (xx)	3,100,633	3,100,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $1,800,010, collateralized by various Common Stocks; total market value $2,000,328. (xx)	$1,800,000	$1,800,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $2,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		9,400,633

Total Short-Term Investments (2.4%) (Cost $9,893,243)		9,893,194

Total Investments in Securities (101.4%) (Cost $386,442,357)		421,110,272
Other Assets Less Liabilities (-1.4%)		(5,779,634)

Net Assets (100%)		$415,330,638

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $9,175,496. This was collateralized by cash of $9,400,633 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except Invesco DB Gold Fund, Invesco DB Silver Fund and iShares International Developed Property ETF.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund**	133,000	4,713,376	4,017,777	(2,574,659)	549,222	368,553	7,074,269	—	—
Invesco DB Silver Fund	103,180	2,643,988	—	—	—	106,316	2,750,304	—	—
Equity
iShares International Developed Property ETF***	125,310	3,386,150	1,257,618	—	—	(855,647)	3,788,121	53,491	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	905,054	—	10,800,000	—	—	661,963	11,461,963	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,668,626	15,856,560	4,915,739	(798,691)	(5,891)	(2,032,647)	17,935,070	—	—
1290 VT Natural Resources Portfolio	1,286,204	13,234,946	479,206	(2,883,165)	(156,926)	(3,473,228)	7,200,833	—	—
1290 VT Real Estate Portfolio	1,683,680	13,628,573	5,499,203	(513,165)	(3,365)	(3,176,712)	15,434,534	—	—
Equity
1290 VT Equity Income Portfolio	2,247,700	5,887,450	3,519,091	(228,073)	(505)	(1,304,899)	7,873,064	—	—
1290 VT GAMCO Small Company Value Portfolio	532,252	22,340,052	9,365,341	(1,705,273)	13,739	(4,051,449)	25,962,410	—	—
1290 VT Low Volatility Global Equity Portfolio	939,401	7,852,625	3,960,625	(313,600)	1,875	(1,083,510)	10,418,015	—	—
EQ/AB Small Cap Growth Portfolio	1,782,489	23,549,188	9,970,852	(1,333,782)	(9,776)	556,902	32,733,384	—	—
EQ/BlackRock Basic Value Equity Portfolio	739,911	14,548,752	3,604,716	(1,041,673)	(4,647)	(2,569,373)	14,537,775	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,055,299	7,934,326	3,066,137	(692,109)	6,708	(1,222,105)	9,092,957	—	—
EQ/International Equity Index Portfolio	1,130,628	10,432,467	2,082,672	(1,402,637)	(89,194)	(1,383,964)	9,639,344	—	—
EQ/Invesco Comstock Portfolio	1,201,136	14,125,794	6,324,717	(541,673)	567	(2,836,982)	17,072,423	—	—
EQ/Janus Enterprise Portfolio	111,427	1,517,235	911,023	(57,018)	531	(125,411)	2,246,360	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/JPMorgan Value Opportunities Portfolio	1,130,205	14,469,169	6,310,227	(1,070,182)	20,294	(2,138,583)	17,590,925	—	—
EQ/Loomis Sayles Growth Portfolio	2,240,548	18,243,668	4,876,763	(1,985,710)	328,306	1,165,999	22,629,026	—	—
EQ/MFS International Growth Portfolio	3,814,317	23,900,022	7,831,876	(940,801)	11,015	(990,224)	29,811,888	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	375,000	18,299,255	4,876,762	(1,780,710)	748,417	864,533	23,008,257	—	—
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	805,444	6,868,243	3,349,603	(2,036,582)	(7,512)	84,486	8,258,238	—	—
1290 VT High Yield Bond Portfolio	1,258,057	9,957,723	3,077,160	(899,128)	(39,257)	(349,047)	11,747,451	—	—
EQ/Global Bond PLUS Portfolio	2,546,266	21,262,074	7,859,831	(5,146,764)	(10,374)	785,210	24,749,977	—	—
EQ/Intermediate Government Bond Portfolio	482,872	5,189,162	2,894,090	(3,078,073)	78,388	159,800	5,243,367	—	—
EQ/PIMCO Global Real Return Portfolio	1,535,579	12,734,153	5,504,717	(2,741,673)	(18,677)	780,003	16,258,523	—	—
EQ/PIMCO Ultra Short Bond Portfolio	756,718	6,190,482	3,649,603	(2,356,582)	(44,685)	38,215	7,477,033	—	—
Multimanager Core Bond Portfolio	759,146	6,049,022	3,507,651	(1,931,582)	(16,273)	227,631	7,836,449	72,261	—

Total		304,814,455	123,513,000	(38,053,305)	1,351,980	(21,794,170)	369,831,960	125,752	—

**	Not affiliated at June 30, 2020.
***	Not affiliated at December 31, 2019.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$54,997,812	$—	$—	$54,997,812
Investment Companies
Investment Companies	—	356,219,266	—	356,219,266
Short-Term Investments
Investment Company	492,561	—	—	492,561
Repurchase Agreements	—	9,400,633	—	9,400,633

Total Assets	$55,490,373	$365,619,899	$—	$421,110,272

Total Liabilities	$—	$—	$—	$—

Total	$55,490,373	$365,619,899	$—	$421,110,272

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$131,246,172
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$38,053,301

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,225,561
Aggregate gross unrealized depreciation	(13,438,870)

Net unrealized appreciation	$35,786,691

Federal income tax cost of investments in securities and derivative instruments, if applicable	$385,323,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $338,346,342)	$362,757,691
Unaffiliated Issuers (Cost $38,695,382)	48,951,948
Repurchase Agreements (Cost $9,400,633)	9,400,633
Cash	3,610,428
Receivable for securities sold	388,036
Receivable for Portfolio shares sold	181,149
Dividends, interest and other receivables	16,177
Securities lending income receivable	4,457
Other assets	4,710

Total assets	425,315,229

LIABILITIES
Payable for return of collateral on securities loaned	9,400,633
Payable for Portfolio shares redeemed	143,800
Distribution fees payable – Class IB	78,488
Administrative fees payable	43,435
Investment management fees payable	29,980
Distribution fees payable – Class IA	6,409
Trustees’ fees payable	858
Accrued expenses	280,988

Total liabilities	9,984,591

NET ASSETS	$415,330,638

Net assets were comprised of:
Paid in capital	$372,455,836
Total distributable earnings (loss)	42,874,802

Net assets	$415,330,638

Class IA
Net asset value, offering and redemption price per share, $32,715,321 / 1,656,026 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.76

Class IB
Net asset value, offering and redemption price per share, $379,355,959 / 19,147,344 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.81

Class K
Net asset value, offering and redemption price per share, $3,259,358 / 165,157 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.73

(x)	Includes value of securities on loan of $9,175,496.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($125,752 of dividend income received from affiliates)	$364,648
Interest	3,507
Securities lending (net)	26,325

Total income	394,480

EXPENSES
Distribution fees – Class IB	363,827
Administrative fees	197,835
Investment management fees	160,240
Custodian fees	73,099
Distribution fees – Class IA	33,158
Professional fees	23,250
Printing and mailing expenses	20,639
Trustees’ fees	4,867
Miscellaneous	2,130

Total expenses	879,045

NET INVESTMENT INCOME (LOSS)	(484,565)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($1,351,980 realized gain (loss) from affiliates)	1,352,282
Net change in unrealized appreciation (depreciation) on investments in securities ($(21,794,170) of change in unrealized appreciation (depreciation) from affiliates)	(21,438,673)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(20,086,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,570,956)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(484,565)	$5,402,723
Net realized gain (loss)	1,352,282	8,496,436
Net change in unrealized appreciation (depreciation)	(21,438,673)	42,679,704

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,570,956)	56,578,863

Distributions to shareholders:
Class IA	—	(1,574,759)
Class IB	—	(16,367,001)
Class K	—	(172,906)

Total distributions to shareholders	—	(18,114,666)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [434,480 and 27,911 shares, respectively]	8,693,567	567,058
Capital shares issued in reinvestment of dividends and distributions [0 and 76,625 shares, respectively]	—	1,574,759
Capital shares repurchased [(157,402) and (213,353) shares, respectively]	(3,094,564)	(4,361,711)

Total Class IA transactions	5,599,003	(2,219,894)

Class IB
Capital shares sold [401,963 and 706,303 shares, respectively]	7,634,622	14,445,263
Capital shares issued in connection with merger (Note 8) [5,222,859 and 0 shares, respectively]	106,157,901	—
Capital shares issued in reinvestment of dividends and distributions [0 and 794,106 shares, respectively]	—	16,367,001
Capital shares repurchased [(1,158,715) and (1,586,382) shares, respectively]	(22,703,209)	(32,455,240)

Total Class IB transactions	91,089,314	(1,642,976)

Class K
Capital shares sold [41,196 and 78,940 shares, respectively]	753,878	1,601,059
Capital shares issued in reinvestment of dividends and distributions [0 and 8,423 shares, respectively]	—	172,906
Capital shares repurchased [(19,871) and (55,022) shares, respectively]	(371,005)	(1,124,249)

Total Class K transactions	382,873	649,716

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	97,071,190	(3,213,154)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,500,234	35,251,043
NET ASSETS:
Beginning of period	338,830,404	303,579,361

End of period	$415,330,638	$338,830,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019		2018		2017		2016	2015
Net asset value, beginning of period	$20.86		$18.50		$21.16		$18.90		$17.84	$19.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.33		0.26		0.21		0.23	0.14
Net realized and unrealized gain (loss)	(1.07)		3.18		(1.82)		2.79		1.48	(0.90)

Total from investment operations	(1.10)		3.51		(1.56)		3.00		1.71	(0.76)

Less distributions:
Dividends from net investment income	—		(0.35)		(0.38)		(0.31)		(0.25)	(0.16)
Distributions from net realized gains	—		(0.80)		(0.72)		(0.43)		(0.40)	(0.54)

Total dividends and distributions	—		(1.15)		(1.10)		(0.74)		(0.65)	(0.70)

Net asset value, end of period	$19.76		$20.86		$18.50		$21.16		$18.90	$17.84

Total return (b)	(5.27)%		19.14%		(7.60)%		15.91%		9.55%	(3.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,715		$28,759		$27,529		$31,514		$18,358	$14,722
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55	%(j)	0.55	%(k)	0.56	%(m)	0.59	%(n)	0.58%	0.57%
Before waivers (a)(f)	0.55%		0.55%		0.56%		0.63%		0.59%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.31)%		1.62%		1.23%		1.01%		1.26%	0.71%
Before waivers (a)(f)(x)	(0.31)%		1.62%		1.23%		0.98%		1.25%	0.71%
Portfolio turnover rate^	12	%(z)	11%		12%		15%		11%	14%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016	2015
Net asset value, beginning of period	$20.92		$18.55		$21.21		$18.95		$17.88	$19.34

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.34		0.26		0.18		0.21	0.12
Net realized and unrealized gain (loss)	(1.08)		3.18		(1.82)		2.82		1.51	(0.88)

Total from investment operations	(1.11)		3.52		(1.56)		3.00		1.72	(0.76)

Less distributions:
Dividends from net investment income	—		(0.35)		(0.38)		(0.31)		(0.25)	(0.16)
Distributions from net realized gains	—		(0.80)		(0.72)		(0.43)		(0.40)	(0.54)

Total dividends and distributions	—		(1.15)		(1.10)		(0.74)		(0.65)	(0.70)

Net asset value, end of period	$19.81		$20.92		$18.55		$21.21		$18.95	$17.88

Total return (b)	(5.31)%		19.14%		(7.58)%		15.87%		9.59%	(3.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$379,356		$307,078		$273,992		$313,159		$253,966	$247,650
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55	%(j)	0.55	%(k)	0.56	%(m)	0.59	%(n)	0.58%	0.57%
Before waivers (a)(f)	0.55%		0.55%		0.56%		0.62%		0.59%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.30)%		1.65%		1.24%		0.90%		1.11%	0.62%
Before waivers (a)(f)(x)	(0.30)%		1.65%		1.24%		0.86%		1.10%	0.62%
Portfolio turnover rate^	12	%(z)	11%		12%		15%		11%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016	2015
Net asset value, beginning of period	$20.81		$18.46		$21.12		$18.86		$17.80	$19.26

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.39		0.30		0.24		0.27	0.20
Net realized and unrealized gain (loss)	(1.07)		3.16		(1.81)		2.81		1.48	(0.92)

Total from investment operations	(1.08)		3.55		(1.51)		3.05		1.75	(0.72)

Less distributions:
Dividends from net investment income	—		(0.40)		(0.43)		(0.36)		(0.29)	(0.20)
Distributions from net realized gains	—		(0.80)		(0.72)		(0.43)		(0.40)	(0.54)

Total dividends and distributions	—		(1.20)		(1.15)		(0.79)		(0.69)	(0.74)

Net asset value, end of period	$19.73		$20.81		$18.46		$21.12		$18.86	$17.80

Total return (b)	(5.19)%		19.41%		(7.36)%		16.22%		9.84%	(3.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,259		$2,993		$2,058		$2,591		$1,470	$1,191
Ratio of expenses to average net assets:
After waivers (a)(f)	0.30	%(j)	0.30	%(k)	0.31	%(m)	0.34	%(n)	0.33%	0.32%
Before waivers (a)(f)	0.30%		0.30%		0.31%		0.37%		0.34%	0.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.07)%		1.90%		1.42%		1.20%		1.45%	1.06%
Before waivers (a)(f)(x)	(0.07)%		1.90%		1.42%		1.17%		1.44%	1.06%
Portfolio turnover rate^	12	%(z)	11%		12%		15%		11%	14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.24% for Class IA, 1.24% for Class IB and 0.99% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.26% for Class IA, 1.26% for Class IB and 1.01% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IA, 1.28% for Class IB and 1.03% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class IA, 1.31% for Class IB and 1.06% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Fixed Income	88.6%
Equity	11.4

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
EQ/Intermediate Government Bond Portfolio	88.6%
EQ/500 Managed Volatility Portfolio	6.5
EQ/2000 Managed Volatility Portfolio	2.7
EQ/International Managed Volatility Portfolio	1.7
EQ/400 Managed Volatility Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,034.14	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.29	2.60

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (11.4%)
EQ/2000 Managed Volatility Portfolio‡	2,130,501	$38,519,104
EQ/400 Managed Volatility Portfolio‡	367,962	7,101,044
EQ/500 Managed Volatility Portfolio‡	3,435,008	91,564,389
EQ/International Managed Volatility Portfolio‡	1,978,597	24,060,904

Total Equity		161,245,441

Fixed Income (88.6%)
EQ/Intermediate Government Bond Portfolio‡	115,661,132	1,255,931,675

Total Investments in Securities (100.0%) (Cost $1,349,019,241)		1,417,177,116
Other Assets Less Liabilities (0.0%)		374,546

Net Assets (100%)		$1,417,551,662

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	3,435,008	28,608,810	144,398,617	(98,891,425)	8,066,373	9,382,014	91,564,389	—	—
EQ/400 Managed Volatility Portfolio	367,962	3,077,515	11,693,218	(8,880,535)	589,926	620,920	7,101,044	—	—
EQ/2000 Managed Volatility Portfolio	2,130,501	11,486,565	50,532,872	(29,457,142)	1,270,458	4,686,351	38,519,104	—	—
EQ/International Managed Volatility Portfolio	1,978,597	8,183,403	35,359,655	(22,381,606)	756,953	2,142,499	24,060,904	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	115,661,132	418,382,208	2,118,779,255	(1,318,616,376)	7,295,946	30,090,642	1,255,931,675	—	—

Total		469,738,501	2,360,763,617	(1,478,227,084)	17,979,656	46,922,426	1,417,177,116	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,417,177,116	$—	$1,417,177,116

Total Assets	$—	$1,417,177,116	$—	$1,417,177,116

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,417,177,116	$—	$1,417,177,116

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,360,763,617
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,478,227,084

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,720,536
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$67,720,536

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,349,456,580

See Notes to Financial Statements.

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EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,349,019,241)	$1,417,177,116
Receivable for securities sold	1,716,365
Receivable for Portfolio shares sold	1,083,692
Other assets	26,181

Total assets	1,420,003,354

LIABILITIES
Overdraft payable	1,623,587
Distribution fees payable – Class IB	317,054
Investment management fees payable	177,954
Administrative fees payable	160,931
Payable for Portfolio shares redeemed	36,051
Trustees’ fees payable	3,891
Accrued expenses	132,224

Total liabilities	2,451,692

NET ASSETS	$1,417,551,662

Net assets were comprised of:
Paid in capital	$1,333,643,118
Total distributable earnings (loss)	83,908,544

Net assets	$1,417,551,662

Class IB
Net asset value, offering and redemption price per share, $1,417,551,662 / 137,626,560 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.30

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$18,550

EXPENSES
Distribution fees – Class IB	1,668,461
Administrative fees	826,333
Investment management fees	663,724
Recoupment fees	94,791
Custodian fees	79,580
Printing and mailing expenses	56,302
Professional fees	38,683
Trustees’ fees	16,171
Miscellaneous	4,916

Total expenses	3,448,961

NET INVESTMENT INCOME (LOSS)	(3,430,411)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	17,979,656
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	46,922,426

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,902,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,471,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,430,411)	$5,610,990
Net realized gain (loss)	17,979,656	8,970,205
Net change in unrealized appreciation (depreciation)	46,922,426	25,506,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	61,471,671	40,087,216

Distributions to shareholders:
Class IB	—	(14,067,971)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [233,897,690 and 65,951,145 shares, respectively]	2,349,548,815	653,903,078
Capital shares issued in reinvestment of dividends and distributions [0 and 1,412,096 shares, respectively]	—	14,067,971
Capital shares repurchased [(143,438,748) and (132,406,976) shares, respectively]	(1,463,439,501)	(1,308,812,214)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	886,109,314	(640,841,165)

TOTAL INCREASE (DECREASE) IN NET ASSETS	947,580,985	(614,821,920)
NET ASSETS:
Beginning of period	469,970,677	1,084,792,597

End of period	$1,417,551,662	$469,970,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$9.96		$9.67		$9.83		$9.77		$10.23		$10.31

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.09		0.26		0.05		0.02		0.12
Net realized and unrealized gain (loss)	0.37		0.49		(0.29)		0.15		0.13		(0.12)

Total from investment operations	0.34		0.58		(0.03)		0.20		0.15		—	#

Less distributions:
Dividends from net investment income	—		(0.12)		(0.11)		(0.07)		(0.04)		(0.06)
Distributions from net realized gains	—		(0.17)		(0.02)		(0.07)		(0.57)		(0.02)

Total dividends and distributions	—		(0.29)		(0.13)		(0.14)		(0.61)		(0.08)

Net asset value, end of period	$10.30		$9.96		$9.67		$9.83		$9.77		$10.23

Total return (b)	3.41%		6.03%		(0.36)%		1.97%		1.39%		(0.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,417,552		$469,971		$1,084,793		$136,471		$244,461		$51,200
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.51	%(j)	0.52	%(j)	0.49	%(j)	0.48	%(j)	0.48	%(j)
Before waivers and reimbursements (a)(f)	0.52%		0.53%		0.53%		0.57%		0.56%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.51)%		0.90%		2.65%		0.48%		0.20%		1.14%
Before waivers and reimbursements (a)(f)(x)	(0.51)%		0.88%		2.64%		0.40%		0.12%		0.62%
Portfolio turnover rate^	115	%(z)	107%		28%		66%		452%		208%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2020
Fixed Income	78.9%
Equity	21.1

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
EQ/Intermediate Government Bond Portfolio	35.6%
EQ/Core Bond Index Portfolio	33.5
EQ/500 Managed Volatility Portfolio	12.0
EQ/AB Short Duration Government Bond Portfolio	9.8
EQ/2000 Managed Volatility Portfolio	5.2
EQ/International Managed Volatility Portfolio	3.3
EQ/400 Managed Volatility Portfolio	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,022.65	$2.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.45	2.44

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (21.1%)
EQ/2000 Managed Volatility Portfolio‡	2,398,383	$43,362,369
EQ/400 Managed Volatility Portfolio‡	247,206	4,770,649
EQ/500 Managed Volatility Portfolio‡	3,747,573	99,896,201
EQ/International Managed Volatility Portfolio‡	2,273,450	27,646,497

Total Equity		175,675,716

Fixed Income (78.6%)
EQ/AB Short Duration Government Bond Portfolio‡	8,142,308	81,488,631
EQ/Core Bond Index Portfolio‡	26,226,473	278,735,674
EQ/Intermediate Government Bond Portfolio‡	27,316,026	296,617,041

Total Fixed Income		656,841,346

Total Investments in Securities (99.7%) (Cost $748,413,208)		832,517,062
Other Assets Less Liabilities (0.3%)		2,916,778

Net Assets (100%)		$835,433,840

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	3,747,573	97,016,348	24,083,828	(20,170,784)	1,366,075	(2,399,266)	99,896,201	—	—
EQ/400 Managed Volatility Portfolio	247,206	3,055,755	3,516,561	(1,770,150)	(21,333)	(10,184)	4,770,649	—	—
EQ/2000 Managed Volatility Portfolio	2,398,383	36,078,045	13,551,658	(3,024,133)	2,269	(3,245,470)	43,362,369	—	—
EQ/International Managed Volatility Portfolio	2,273,450	25,375,467	8,455,096	(3,978,983)	37	(2,205,120)	27,646,497	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	8,142,308	76,686,703	14,227,998	(10,008,717)	1,422	581,225	81,488,631	—	—
EQ/Core Bond Index Portfolio	26,226,473	252,938,162	45,947,530	(33,809,984)	9,148	13,650,818	278,735,674	—	—
EQ/Intermediate Government Bond Portfolio	27,316,026	270,993,740	50,058,774	(36,890,585)	303,974	12,151,138	296,617,041	—	—

Total		762,144,220	159,841,445	(109,653,336)	1,661,592	18,523,141	832,517,062	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$832,517,062	$—	$832,517,062

Total Assets	$—	$832,517,062	$—	$832,517,062

Total Liabilities	$—	$—	$—	$—

Total	$—	$832,517,062	$—	$832,517,062

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$159,841,445
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$109,653,336

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,907,875
Aggregate gross unrealized depreciation	(479)

Net unrealized appreciation	$83,907,396

Federal income tax cost of investments in securities and derivative instruments, if applicable	$748,609,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $748,413,208)	$832,517,062
Cash	1,481,865
Receivable for Portfolio shares sold	2,982,060
Other assets	9,558

Total assets	836,990,545

LIABILITIES
Payable for securities purchased	1,046,057
Distribution fees payable – Class IB	167,992
Payable for Portfolio shares redeemed	154,123
Administrative fees payable	85,270
Investment management fees payable	52,489
Accrued expenses	50,774

Total liabilities	1,556,705

NET ASSETS	$835,433,840

Net assets were comprised of:
Paid in capital	$748,232,783
Total distributable earnings (loss)	87,201,057

Net assets	$835,433,840

Class IB
Net asset value, offering and redemption price per share, $835,433,840 / 66,075,754 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$2,828

EXPENSES
Distribution fees – Class IB	968,966
Administrative fees	478,165
Investment management fees	387,581
Printing and mailing expenses	36,118
Professional fees	30,847
Custodian fees	22,874
Trustees’ fees	12,170
Miscellaneous	6,949

Gross expenses	1,943,670
Less: Waiver from investment manager	(62,718)

Net expenses	1,880,952

NET INVESTMENT INCOME (LOSS)	(1,878,124)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,661,592
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	18,523,141

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,184,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,306,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,878,124)	$10,903,964
Net realized gain (loss)	1,661,592	4,322,725
Net change in unrealized appreciation (depreciation)	18,523,141	46,692,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,306,609	61,919,196

Distributions to shareholders:
Class IB	—	(15,704,140)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [17,883,101 and 17,785,224 shares, respectively]	220,683,253	215,869,536
Capital shares issued in reinvestment of dividends and distributions [0 and 1,273,280 shares, respectively]	—	15,704,140
Capital shares repurchased [(13,443,068) and (15,376,666) shares, respectively]	(165,174,014)	(187,297,508)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,509,239	44,276,168

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,815,848	90,491,224
NET ASSETS:
Beginning of period	761,617,992	671,126,768

End of period	$835,433,840	$761,617,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$12.36		$11.58		$12.17		$11.92		$11.72		$11.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.18		0.13		0.10		0.09		0.08
Net realized and unrealized gain (loss)	0.31		0.86		(0.30)		0.41		0.24		(0.09)

Total from investment operations	0.28		1.04		(0.17)		0.51		0.33		(0.01)

Less distributions:
Dividends from net investment income	—		(0.19)		(0.15)		(0.13)		(0.10)		(0.10)
Distributions from net realized gains	—		(0.07)		(0.27)		(0.13)		(0.03)		(0.02)

Total dividends and distributions	—		(0.26)		(0.42)		(0.26)		(0.13)		(0.12)

Net asset value, end of period	$12.64		$12.36		$11.58		$12.17		$11.92		$11.72

Total return (b)	2.27%		8.97%		(1.41)%		4.31%		2.79%		(0.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$835,434		$761,618		$671,127		$814,155		$910,732		$819,735
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.48	%(j)	0.48	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)
Before waivers (a)(f)	0.50%		0.50%		0.51%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		1.48%		1.10%		0.82%		0.78%		0.65%
Before waivers (a)(f)(x)	(0.50)%		1.46%		1.06%		0.77%		0.72%		0.58%
Portfolio turnover rate^	14	%(z)	17%		10%		9%		14%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2020
Fixed Income	58.7%
Equity	41.3

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
EQ/Intermediate Government Bond Portfolio	26.6%
EQ/Core Bond Index Portfolio	24.8
EQ/500 Managed Volatility Portfolio	23.4
EQ/2000 Managed Volatility Portfolio	10.3
EQ/AB Short Duration Government Bond Portfolio	7.3
EQ/International Managed Volatility Portfolio	6.6
EQ/400 Managed Volatility Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,002.02	$2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.34	2.55

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.3%)
EQ/2000 Managed Volatility Portfolio‡	8,421,501	$152,259,327
EQ/400 Managed Volatility Portfolio‡	755,901	14,587,595
EQ/500 Managed Volatility Portfolio‡	12,945,022	345,065,544
EQ/International Managed Volatility Portfolio‡	7,930,557	96,440,251

Total Equity		608,352,717

Fixed Income (58.7%)
EQ/AB Short Duration Government Bond Portfolio‡	10,668,321	106,769,094
EQ/Core Bond Index Portfolio‡	34,449,594	366,131,229
EQ/Intermediate Government Bond Portfolio‡	36,151,909	392,563,406

Total Fixed Income		865,463,729

Total Investments in Securities (100.0%) (Cost $1,237,262,190)		1,473,816,446
Other Assets Less Liabilities (0.0%)		202,414

Net Assets (100%)		$1,474,018,860

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	12,945,022	381,447,299	49,995,518	(74,704,060)	7,593,228	(19,266,441)	345,065,544	—	—
EQ/400 Managed Volatility Portfolio	755,901	12,870,892	6,211,772	(3,256,868)	(58,317)	(1,179,884)	14,587,595	—	—
EQ/2000 Managed Volatility Portfolio	8,421,501	153,145,236	41,965,965	(26,061,816)	115,684	(16,905,742)	152,259,327	—	—
EQ/International Managed Volatility Portfolio	7,930,557	101,247,896	23,143,588	(17,680,428)	23,522	(10,294,327)	96,440,251	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	10,668,321	114,852,421	13,471,247	(22,315,730)	10,913	750,243	106,769,094	—	—
EQ/Core Bond Index Portfolio	34,449,594	382,241,276	44,361,404	(79,282,494)	458,076	18,352,967	366,131,229	—	—
EQ/Intermediate Government Bond Portfolio	36,151,909	412,687,422	48,157,896	(86,515,448)	2,030,545	16,202,991	392,563,406	—	—

Total		1,558,492,442	227,307,390	(309,816,844)	10,173,651	(12,340,193)	1,473,816,446	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,473,816,446	$—	$1,473,816,446

Total Assets	$—	$1,473,816,446	$—	$1,473,816,446

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,473,816,446	$—	$1,473,816,446

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$227,307,390
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$309,816,844

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236,439,678
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$236,439,678

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,237,376,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,237,262,190)	$1,473,816,446
Cash	786,577
Receivable for Portfolio shares sold	340,092
Receivable for securities sold	23,742
Other assets	16,312

Total assets	1,474,983,169

LIABILITIES
Payable for Portfolio shares redeemed	313,497
Distribution fees payable – Class IB	300,671
Administrative fees payable	152,616
Investment management fees payable	145,087
Accrued expenses	52,438

Total liabilities	964,309

NET ASSETS	$1,474,018,860

Net assets were comprised of:
Paid in capital	$1,216,259,020
Total distributable earnings (loss)	257,759,840

Net assets	$1,474,018,860

Class IB
Net asset value, offering and redemption price per share, $1,474,018,860 / 99,169,582 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$2,242

EXPENSES
Distribution fees – Class IB	1,812,076
Administrative fees	893,602
Investment management fees	724,820
Recoupment fees	83,854
Printing and mailing expenses	60,708
Professional fees	40,845
Custodian fees	23,869
Trustees’ fees	23,507
Miscellaneous	15,346

Total expenses	3,678,627

NET INVESTMENT INCOME (LOSS)	(3,676,385)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	10,173,651
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(12,340,193)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,166,542)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,842,927)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,676,385)	$20,711,709
Net realized gain (loss)	10,173,651	23,691,540
Net change in unrealized appreciation (depreciation)	(12,340,193)	140,631,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,842,927)	185,034,973

Distributions to shareholders:
Class IB	—	(43,126,373)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [9,842,849 and 14,459,283 shares, respectively]	142,526,035	207,046,941
Capital shares issued in reinvestment of dividends and distributions [0 and 2,922,469 shares, respectively]	—	43,126,373
Capital shares repurchased [(15,756,803) and (14,525,670) shares, respectively]	(221,185,550)	(208,813,387)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(78,659,515)	41,359,927

TOTAL INCREASE (DECREASE) IN NET ASSETS	(84,502,442)	183,268,527
NET ASSETS:
Beginning of period	1,558,521,302	1,375,252,775

End of period	$1,474,018,860	$1,558,521,302

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$14.83		$13.45		$14.40		$13.63		$13.15		$13.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.20		0.15		0.13		0.11		0.08
Net realized and unrealized gain (loss)	0.07	†	1.60		(0.62)		0.95		0.55		(0.14)

Total from investment operations	0.03		1.80		(0.47)		1.08		0.66		(0.06)

Less distributions:
Dividends from net investment income	—		(0.22)		(0.18)		(0.17)		(0.12)		(0.13)
Distributions from net realized gains	—		(0.20)		(0.30)		(0.14)		(0.06)		(0.09)

Total dividends and distributions	—		(0.42)		(0.48)		(0.31)		(0.18)		(0.22)

Net asset value, end of period	$14.86		$14.83		$13.45		$14.40		$13.63		$13.15

Total return (b)	0.20%		13.40%		(3.29)%		7.97%		5.02%		(0.48)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,474,019		$1,558,521		$1,375,253		$1,602,383		$1,530,025		$1,387,077
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.51	%(j)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.48	%(j)
Before waivers (a)(f)	0.51%		0.51%		0.50%		0.51%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		1.38%		1.06%		0.89%		0.83%		0.57%
Before waivers (a)(f)(x)	(0.51)%		1.38%		1.06%		0.87%		0.79%		0.53%
Portfolio turnover rate^	16	%(z)	15%		10%		8%		12%		5%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BALANCED STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	51.4%
Fixed Income	48.6

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
EQ/500 Managed Volatility Portfolio	29.2%
EQ/Intermediate Government Bond Portfolio	22.0
EQ/Core Bond Index Portfolio	20.6
EQ/2000 Managed Volatility Portfolio	12.9
EQ/International Managed Volatility Portfolio	8.1
EQ/AB Short Duration Government Bond Portfolio	6.0
EQ/400 Managed Volatility Portfolio	1.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$991.90	$2.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.46
Class IB
Actual	1,000.00	991.29	2.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.46

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.49% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.4%)
EQ/2000 Managed Volatility Portfolio‡	23,820,230	$430,665,771
EQ/400 Managed Volatility Portfolio‡	2,011,776	38,823,835
EQ/500 Managed Volatility Portfolio‡	36,666,524	977,391,514
EQ/International Managed Volatility Portfolio‡	22,176,653	269,681,180

Total Equity		1,716,562,300

Fixed Income (48.6%)
EQ/AB Short Duration Government Bond Portfolio‡	20,028,485	200,446,094
EQ/Core Bond Index Portfolio‡	64,666,649	687,278,921
EQ/Intermediate Government Bond Portfolio‡	67,790,354	736,116,371

Total Fixed Income		1,623,841,386

Total Investments in Securities (100.0%) (Cost $2,738,601,799)		3,340,403,686
Other Assets Less Liabilities (0.0%)		(849,072)

Net Assets (100%)		$3,339,554,614

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	36,666,524	1,105,059,476	113,355,972	(204,295,762)	21,576,575	(58,304,747)	977,391,514	—	—
EQ/400 Managed Volatility Portfolio	2,011,776	36,596,379	15,850,162	(10,042,449)	(29,483)	(3,550,774)	38,823,835	—	—
EQ/2000 Managed Volatility Portfolio	23,820,230	437,428,864	104,085,433	(61,093,555)	157,840	(49,912,811)	430,665,771	—	—
EQ/International Managed Volatility Portfolio	22,176,653	291,737,664	54,613,040	(45,631,675)	72,038	(31,109,887)	269,681,180	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	20,028,485	219,493,957	26,076,846	(46,530,736)	22,490	1,383,537	200,446,094	—	—
EQ/Core Bond Index Portfolio	64,666,649	733,593,806	85,659,670	(167,476,168)	1,194,577	34,307,036	687,278,921	—	—
EQ/Intermediate Government Bond Portfolio	67,790,354	790,910,199	92,591,896	(182,145,597)	4,659,224	30,100,649	736,116,371	—	—

Total		3,614,820,345	492,233,019	(717,215,942)	27,653,261	(77,086,997)	3,340,403,686	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,340,403,686	$—	$3,340,403,686

Total Assets	$—	$3,340,403,686	$—	$3,340,403,686

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,340,403,686	$—	$3,340,403,686

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$492,233,019
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$717,215,942

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$601,735,114
Aggregate gross unrealized depreciation	(9)

Net unrealized appreciation	$601,735,105

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,738,668,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,738,601,799)	$3,340,403,686
Cash	2,534,136
Receivable for Portfolio shares sold	162,810
Other assets	36,346

Total assets	3,343,136,978

LIABILITIES
Payable for Portfolio shares redeemed	1,515,435
Payable for securities purchased	710,866
Distribution fees payable – Class IB	680,591
Administrative fees payable	345,465
Investment management fees payable	264,116
Distribution fees payable – Class IA	15
Accrued expenses	65,876

Total liabilities	3,582,364

NET ASSETS	$3,339,554,614

Net assets were comprised of:
Paid in capital	$2,676,069,555
Total distributable earnings (loss)	663,485,059

Net assets	$3,339,554,614

Class IA
Net asset value, offering and redemption price per share, $75,390 / 4,740 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.91

Class IB
Net asset value, offering and redemption price per share, $3,339,479,224 / 209,668,713 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$3,396

EXPENSES
Distribution fees – Class IB	4,129,966
Administrative fees	2,036,456
Investment management fees	1,602,692
Printing and mailing expenses	127,892
Professional fees	67,151
Trustees’ fees	53,786
Custodian fees	23,372
Distribution fees – Class IA	93
Miscellaneous	35,757

Total expenses	8,077,165

NET INVESTMENT INCOME (LOSS)	(8,073,769)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	27,653,261
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(77,086,997)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(49,433,736)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(57,507,505)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,073,769)	$47,430,854
Net realized gain (loss)	27,653,261	71,212,451
Net change in unrealized appreciation (depreciation)	(77,086,997)	381,381,866

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(57,507,505)	500,025,171

Distributions to shareholders:
Class IA	—	(2,530)
Class IB	—	(116,061,072)

Total distributions to shareholders	—	(116,063,602)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [0 and 159 shares, respectively]	—	2,530
Capital shares repurchased [(162) and (329) shares, respectively]	(2,532)	(5,076)

Total Class IA transactions	(2,532)	(2,546)

Class IB
Capital shares sold [15,666,478 and 18,834,773 shares, respectively]	242,041,428	289,648,707
Capital shares issued in reinvestment of dividends and distributions [0 and 7,274,057 shares, respectively]	—	116,061,072
Capital shares repurchased [(31,003,677) and (25,443,493) shares, respectively]	(459,914,259)	(393,660,843)

Total Class IB transactions	(217,872,831)	12,048,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(217,875,363)	12,046,390

TOTAL INCREASE (DECREASE) IN NET ASSETS	(275,382,868)	396,007,959
NET ASSETS:
Beginning of period	3,614,937,482	3,218,929,523

End of period	$3,339,554,614	$3,614,937,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019		2018		2017		2016		2015
Net asset value, beginning of period	$16.04		$14.33		$15.48		$14.41		$13.79		$14.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.21		0.07		0.13		0.11		0.05
Net realized and unrealized gain (loss)	(0.09)		2.03		(0.70)		1.29		0.71		(0.15)

Total from investment operations	(0.13)		2.24		(0.63)		1.42		0.82		(0.10)

Less distributions:
Dividends from net investment income	—		(0.24)		(0.19)		(0.20)		(0.12)		(0.14)
Distributions from net realized gains	—		(0.29)		(0.33)		(0.15)		(0.08)		(0.11)

Total dividends and distributions	—		(0.53)		(0.52)		(0.35)		(0.20)		(0.25)

Net asset value, end of period	$15.91		$16.04		$14.33		$15.48		$14.41		$13.79

Total return (b)	(0.81)%		15.65%		(4.16)%		9.86%		5.97%		(0.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75		$79		$73		$193		$188		$189
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(n)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.49)%		1.34%		0.44%		0.85%		0.75%		0.34%
Portfolio turnover rate^	15	%(z)	14%		10%		8%		13%		4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$16.07		$14.35		$15.50		$14.43		$13.81		$14.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.21		0.16		0.13		0.11		0.07
Net realized and unrealized gain (loss)	(0.10)		2.04		(0.79)		1.29		0.71		(0.16)

Total from investment operations	(0.14)		2.25		(0.63)		1.42		0.82		(0.09)

Less distributions:
Dividends from net investment income	—		(0.24)		(0.19)		(0.20)		(0.12)		(0.14)
Distributions from net realized gains	—		(0.29)		(0.33)		(0.15)		(0.08)		(0.11)

Total dividends and distributions	—		(0.53)		(0.52)		(0.35)		(0.20)		(0.25)

Net asset value, end of period	$15.93		$16.07		$14.35		$15.50		$14.43		$13.81

Total return (b)	(0.87)%		15.70%		(4.15)%		9.84%		5.96%		(0.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,339,479		$3,614,859		$3,218,857		$3,656,023		$3,406,193		$3,133,325
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(n)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.49)%		1.36%		1.06%		0.88%		0.81%		0.52%
Portfolio turnover rate^	15	%(z)	14%		10%		8%		13%		4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IA and 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IA and 1.04% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2020
Equity	61.5%
Fixed Income	38.5

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
EQ/500 Managed Volatility Portfolio	35.3%
EQ/Intermediate Government Bond Portfolio	17.3
EQ/Core Bond Index Portfolio	16.4
EQ/2000 Managed Volatility Portfolio	14.8
EQ/International Managed Volatility Portfolio	9.8
EQ/AB Short Duration Government Bond Portfolio	4.8
EQ/400 Managed Volatility Portfolio	1.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$980.29	$2.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.46	2.43

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.5%)
EQ/2000 Managed Volatility Portfolio‡	54,875,080	$992,132,250
EQ/400 Managed Volatility Portfolio‡	5,512,257	106,377,128
EQ/500 Managed Volatility Portfolio‡	88,322,425	2,354,343,366
EQ/International Managed Volatility Portfolio‡	53,718,694	653,250,985

Total Equity		4,106,103,729

Fixed Income (38.5%)
EQ/AB Short Duration Government Bond Portfolio‡	31,821,837	318,474,554
EQ/Core Bond Index Portfolio‡	102,997,834	1,094,663,817
EQ/Intermediate Government Bond Portfolio‡	106,347,777	1,154,800,573

Total Fixed Income		2,567,938,944

Total Investments in Securities (100.0%) (Cost $5,229,560,716)		6,674,042,673
Other Assets Less Liabilities (0.0%)		726,207

Net Assets (100%)		$6,674,768,880

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	88,322,425	2,711,730,006	182,453,233	(449,668,661)	67,627,350	(157,798,562)	2,354,343,366	—	—
EQ/400 Managed Volatility Portfolio	5,512,257	86,195,431	36,344,837	(8,865,365)	10,533	(7,308,308)	106,377,128	—	—
EQ/2000 Managed Volatility Portfolio	54,875,080	1,030,604,692	184,460,236	(100,345,943)	184,073	(122,770,808)	992,132,250	—	—
EQ/International Managed Volatility Portfolio	53,718,694	705,714,677	119,432,760	(98,176,775)	167,927	(73,887,604)	653,250,985	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	31,821,837	352,033,403	39,709,347	(75,501,460)	43,283	2,189,981	318,474,554	—	—
EQ/Core Bond Index Portfolio	102,997,834	1,186,376,934	133,790,846	(282,662,820)	2,374,094	54,784,763	1,094,663,817	—	—
EQ/Intermediate Government Bond Portfolio	106,347,777	1,260,496,999	142,655,682	(303,668,185)	8,137,150	47,178,927	1,154,800,573	—	—

Total		7,333,152,142	838,846,941	(1,318,889,209)	78,544,410	(257,611,611)	6,674,042,673	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,674,042,673	$—	$6,674,042,673

Total Assets	$—	$6,674,042,673	$—	$6,674,042,673

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,674,042,673	$—	$6,674,042,673

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$838,846,941
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,318,889,209

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,445,258,647
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,445,258,647

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,228,784,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,229,560,716)	$6,674,042,673
Cash	46,419
Receivable for securities sold	3,600,293
Receivable for Portfolio shares sold	1,028,079
Other assets	72,320

Total assets	6,678,789,784

LIABILITIES
Distribution fees payable – Class IB	1,365,065
Payable for Portfolio shares redeemed	1,348,319
Administrative fees payable	692,885
Investment management fees payable	510,555
Accrued expenses	104,080

Total liabilities	4,020,904

NET ASSETS	$6,674,768,880

Net assets were comprised of:
Paid in capital	$5,063,079,538
Total distributable earnings (loss)	1,611,689,342

Net assets	$6,674,768,880

Class IB
Net asset value, offering and redemption price per share, $6,674,768,880 / 383,462,852 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$4,668

EXPENSES
Distribution fees – Class IB	8,304,482
Administrative fees	4,094,721
Investment management fees	3,105,362
Printing and mailing expenses	248,705
Professional fees	115,245
Trustees’ fees	108,313
Custodian fees	29,835
Miscellaneous	72,866

Total expenses	16,079,529

NET INVESTMENT INCOME (LOSS)	(16,074,861)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	78,544,410
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(257,611,611)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(179,067,201)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(195,142,062)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(16,074,861)	$94,177,383
Net realized gain (loss)	78,544,410	187,662,488
Net change in unrealized appreciation (depreciation)	(257,611,611)	881,067,748

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(195,142,062)	1,162,907,619

Distributions to shareholders:
Class IB	—	(272,215,732)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [19,380,529 and 21,643,919 shares, respectively]	325,526,116	365,131,115
Capital shares issued in reinvestment of dividends and distributions [0 and 15,454,741 shares, respectively]	—	272,215,732
Capital shares repurchased [(48,809,870) and (47,745,919) shares, respectively]	(788,962,891)	(815,943,861)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(463,436,775)	(178,597,014)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(658,578,837)	712,094,873
NET ASSETS:
Beginning of period	7,333,347,717	6,621,252,844

End of period	$6,674,768,880	$7,333,347,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$17.76		$15.63		$17.11		$15.69		$14.89		$15.32

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.23		0.18		0.15		0.13		0.08
Net realized and unrealized gain (loss)	(0.31)		2.57		(1.05)		1.70		0.92		(0.20)

Total from investment operations	(0.35)		2.80		(0.87)		1.85		1.05		(0.12)

Less distributions:
Dividends from net investment income	—		(0.26)		(0.21)		(0.23)		(0.14)		(0.16)
Distributions from net realized gains	—		(0.41)		(0.40)		(0.20)		(0.11)		(0.15)

Total dividends and distributions	—		(0.67)		(0.61)		(0.43)		(0.25)		(0.31)

Net asset value, end of period	$17.41		$17.76		$15.63		$17.11		$15.69		$14.89

Total return (b)	(1.97)%		18.00%		(5.17)%		11.82%		7.01%		(0.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,674,769		$7,333,348		$6,621,253		$7,534,635		$6,928,949		$6,425,583
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.48	%(j)	0.49	%(k)	0.50	%(m)	0.51	%(n)	0.51	%(n)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.48)%		1.32%		1.02%		0.90%		0.83%		0.49%
Portfolio turnover rate^	13	%(z)	12%		9%		8%		13%		3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2020
Equity	71.7%
Fixed Income	28.3

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
EQ/500 Managed Volatility Portfolio	41.0%
EQ/2000 Managed Volatility Portfolio	17.4
EQ/Intermediate Government Bond Portfolio	12.8
EQ/Core Bond Index Portfolio	12.0
EQ/International Managed Volatility Portfolio	11.4
EQ/AB Short Duration Government Bond Portfolio	3.5
EQ/400 Managed Volatility Portfolio	1.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$968.93	$2.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.45	2.44
Class IB
Actual	1,000.00	968.96	2.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.45	2.44

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.49% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.7%)
EQ/2000 Managed Volatility Portfolio‡	48,397,633	$875,021,095
EQ/400 Managed Volatility Portfolio‡	5,003,539	96,559,738
EQ/500 Managed Volatility Portfolio‡	77,575,873	2,067,880,734
EQ/International Managed Volatility Portfolio‡	47,075,961	572,471,439

Total Equity		3,611,933,006

Fixed Income (28.3%)
EQ/AB Short Duration Government Bond Portfolio‡	17,761,444	177,757,428
EQ/Core Bond Index Portfolio‡	56,968,023	605,457,713
EQ/Intermediate Government Bond Portfolio‡	59,437,835	645,418,715

Total Fixed Income		1,428,633,856

Total Investments in Securities (100.0%) (Cost $4,097,485,796)		5,040,566,862
Other Assets Less Liabilities (0.0%)		1,188,496

Net Assets (100%)		$5,041,755,358

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio	77,575,873	2,426,814,677	96,377,026	(360,148,023)	41,345,167	(136,508,113)	2,067,880,734	—	—
EQ/400 Managed Volatility Portfolio	5,003,539	80,557,891	33,641,541	(10,965,224)	40,146	(6,714,616)	96,559,738	—	—
EQ/2000 Managed Volatility Portfolio	48,397,633	878,854,387	185,026,192	(87,309,856)	(149,132)	(101,400,496)	875,021,095	—	—
EQ/International Managed Volatility Portfolio	47,075,961	619,647,754	90,634,643	(69,928,312)	(51,176)	(67,831,470)	572,471,439	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	17,761,444	198,329,298	25,503,856	(47,288,061)	7,303	1,205,032	177,757,428	—	—
EQ/Core Bond Index Portfolio	56,968,023	661,565,087	85,329,260	(172,907,665)	1,490,776	29,980,255	605,457,713	—	—
EQ/Intermediate Government Bond Portfolio	59,437,835	709,763,753	91,646,954	(187,191,148)	4,922,431	26,276,725	645,418,715	—	—

Total		5,575,532,847	608,159,472	(935,738,289)	47,605,515	(254,992,683)	5,040,566,862	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,040,566,862	$—	$5,040,566,862

Total Assets	$—	$5,040,566,862	$—	$5,040,566,862

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,040,566,862	$—	$5,040,566,862

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$608,159,472
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$935,738,289

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$948,664,861
Aggregate gross unrealized depreciation	(4,977,591)

Net unrealized appreciation	$943,687,270

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,096,879,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,097,485,796)	$5,040,566,862
Cash	2,895,862
Receivable for Portfolio shares sold	1,508,289
Other assets	54,132

Total assets	5,045,025,145

LIABILITIES
Distribution fees payable – Class IB	1,029,529
Payable for Portfolio shares redeemed	792,241
Administrative fees payable	522,714
Payable for securities purchased	460,721
Investment management fees payable	391,218
Distribution fees payable – Class IA	279
Accrued expenses	73,085

Total liabilities	3,269,787

NET ASSETS	$5,041,755,358

Net assets were comprised of:
Paid in capital	$3,981,604,205
Total distributable earnings (loss)	1,060,151,153

Net assets	$5,041,755,358

Class IA
Net asset value, offering and redemption price per share, $1,360,955 / 72,723 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.71

Class IB
Net asset value, offering and redemption price per share, $5,040,394,403 / 269,066,132 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$4,760

EXPENSES
Distribution fees – Class IB	6,247,457
Administrative fees	3,081,243
Investment management fees	2,373,975
Printing and mailing expenses	188,943
Professional fees	91,589
Trustees’ fees	81,580
Custodian fees	22,874
Distribution fees – Class IA	1,663
Miscellaneous	53,605

Total expenses	12,142,929

NET INVESTMENT INCOME (LOSS)	(12,138,169)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	47,605,515
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(254,992,683)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(207,387,168)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(219,525,337)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,138,169)	$70,231,048
Net realized gain (loss)	47,605,515	118,261,700
Net change in unrealized appreciation (depreciation)	(254,992,683)	762,303,749

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(219,525,337)	950,796,497

Distributions to shareholders:
Class IA	—	(45,535)
Class IB	—	(179,326,879)

Total distributions to shareholders	—	(179,372,414)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [0 and 389 shares, respectively]	—	6,989
Capital shares issued in reinvestment of dividends and distributions [0 and 2,392 shares, respectively]	—	45,535
Capital shares repurchased [(726) and (7,303) shares, respectively]	(13,272)	(129,561)

Total Class IA transactions	(13,272)	(77,037)

Class IB
Capital shares sold [16,406,954 and 20,000,485 shares, respectively]	295,286,932	363,763,277
Capital shares issued in reinvestment of dividends and distributions [0 and 9,411,234 shares, respectively]	—	179,326,879
Capital shares repurchased [(35,678,857) and (25,572,674) shares, respectively]	(609,682,836)	(467,071,029)

Total Class IB transactions	(314,395,904)	76,019,127

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(314,409,176)	75,942,090

TOTAL INCREASE (DECREASE) IN NET ASSETS	(533,934,513)	847,366,173
NET ASSETS:
Beginning of period	5,575,689,871	4,728,323,698

End of period	$5,041,755,358	$5,575,689,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019		2018		2017		2016		2015
Net asset value, beginning of period	$19.31		$16.60		$18.23		$16.40		$15.43		$15.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.25		0.18		0.16		0.13		0.07
Net realized and unrealized gain (loss)	(0.56)		3.10		(1.27)		2.10		1.11		(0.22)

Total from investment operations	(0.60)		3.35		(1.09)		2.26		1.24		(0.15)

Less distributions:
Dividends from net investment income	—		(0.29)		(0.22)		(0.27)		(0.15)		(0.18)
Distributions from net realized gains	—		(0.35)		(0.32)		(0.16)		(0.12)		(0.17)

Total dividends and distributions	—		(0.64)		(0.54)		(0.43)		(0.27)		(0.35)

Net asset value, end of period	$18.71		$19.31		$16.60		$18.23		$16.40		$15.43

Total return (b)	(3.11)%		20.23%		(6.08)%		13.75%		8.07%		(0.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,361		$1,419		$1,294		$1,528		$1,370		$1,292
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.48	%(k)	0.49	%(m)	0.50	%(n)	0.51	%(o)	0.52	%(j)(j)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.49)%		1.33%		0.95%		0.92%		0.83%		0.43%
Portfolio turnover rate^	12	%(z)	11%		10%		5%		15%		2%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$19.33		$16.62		$18.25		$16.42		$15.44		$15.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.25		0.19		0.17		0.14		0.08
Net realized and unrealized gain (loss)	(0.56)		3.10		(1.28)		2.09		1.11		(0.24)

Total from investment operations	(0.60)		3.35		(1.09)		2.26		1.25		(0.16)

Less distributions:
Dividends from net investment income	—		(0.29)		(0.22)		(0.27)		(0.15)		(0.18)
Distributions from net realized gains	—		(0.35)		(0.32)		(0.16)		(0.12)		(0.17)

Total dividends and distributions	—		(0.64)		(0.54)		(0.43)		(0.27)		(0.35)

Net asset value, end of period	$18.73		$19.33		$16.62		$18.25		$16.42		$15.44

Total return (b)	(3.10)%		20.21%		(6.07)%		13.74%		8.13%		(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,040,394		$5,574,271		$4,727,029		$5,201,255		$4,423,238		$3,906,802
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.48	%(k)	0.49	%(m)	0.50	%(n)	0.51	%(o)	0.52	%(j)(j)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.49)%		1.33%		1.01%		0.95%		0.88%		0.50%
Portfolio turnover rate^	12	%(z)	11%		10%		5%		15%		2%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IA and 1.02% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IA and 1.03% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IA and 1.04% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA and 1.07% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(j)(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA and 1.08% for Class IB.

See Notes to Financial Statements.

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	81.7%
Fixed Income	18.3

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
EQ/500 Managed Volatility Portfolio	49.4%
EQ/2000 Managed Volatility Portfolio	17.6
EQ/International Managed Volatility Portfolio	12.5
EQ/Intermediate Government Bond Portfolio	8.4
EQ/Core Bond Index Portfolio	7.6
EQ/400 Managed Volatility Portfolio	2.3
EQ/AB Short Duration Government Bond Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$956.98	$2.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.44	2.45

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.8%)
EQ/2000 Managed Volatility Portfolio‡	46,942,413	$848,710,971
EQ/400 Managed Volatility Portfolio‡	5,682,820	109,668,714
EQ/500 Managed Volatility Portfolio‡	89,457,716	2,384,605,941
EQ/International Managed Volatility Portfolio‡	49,431,285	601,113,567

Total Equity		3,944,099,193

Fixed Income (18.3%)
EQ/AB Short Duration Government Bond Portfolio‡	10,502,720	105,111,749
EQ/Core Bond Index Portfolio‡	34,710,750	368,906,806
EQ/Intermediate Government Bond Portfolio‡	37,440,227	406,552,886

Total Fixed Income		880,571,441

Total Investments in Securities (100.1%) (Cost $4,302,886,953)		4,824,670,634
Other Assets Less Liabilities (-0.1%)		(5,605,819)

Net Assets (100%)		$4,819,064,815

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/500 Managed Volatility Portfolio (aa)	89,457,716	2,162,064,497	151,605,446	(246,702,005)	583,465	(81,026,019)	2,384,605,941	—	—
EQ/400 Managed Volatility Portfolio	5,682,820	69,387,260	55,121,780	(8,132,725)	(13,144)	(6,694,457)	109,668,714	—	—
EQ/2000 Managed Volatility Portfolio	46,942,413	766,182,474	263,136,021	(73,194,530)	(2,088,537)	(105,324,456)	848,710,972	—	—
EQ/International Managed Volatility Portfolio	49,431,285	538,187,673	180,398,848	(51,846,125)	(597,510)	(65,029,319)	601,113,567	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	10,502,720	98,187,859	31,627,226	(25,305,907)	2,458	600,113	105,111,749	—	—
EQ/Core Bond Index Portfolio	34,710,750	330,820,975	114,257,120	(92,330,902)	798,996	15,360,617	368,906,806	—	—
EQ/Intermediate Government Bond Portfolio	37,440,227	357,293,420	125,082,367	(92,164,084)	2,333,341	14,007,841	406,552,885	—	—

Total		4,322,124,158	921,228,808	(589,676,278)	1,019,069	(228,105,680)	4,824,670,634	—	—

(aa)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio acquired Class K shares of the EQ/500 Managed Volatility Portfolio Portfolio with a value of $418,141,319 (at a cost of $398,080,557), representing 15,190,716 shares of the EQ/500 Managed Volatility Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,824,670,634	$—	$4,824,670,634

Total Assets	$—	$4,824,670,634	$—	$4,824,670,634

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,824,670,634	$—	$4,824,670,634

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$921,228,808
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$589,676,278

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$589,103,267
Aggregate gross unrealized depreciation	(72,296,142)

Net unrealized appreciation	$516,807,125

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,307,863,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,302,886,953)	$4,824,670,634
Receivable for securities sold	1,903,222
Receivable for Portfolio shares sold	109,489
Other assets	53,006

Total assets	4,826,736,351

LIABILITIES
Overdraft payable	3,257,821
Payable for Portfolio shares redeemed	2,476,401
Distribution fees payable – Class IB	988,909
Administrative fees payable	501,954
Investment management fees payable	268,227
Accrued expenses	178,224

Total liabilities	7,671,536

NET ASSETS	$4,819,064,815

Net assets were comprised of:
Paid in capital	$4,249,931,765
Total distributable earnings (loss)	569,133,050

Net assets	$4,819,064,815

Class IB
Net asset value, offering and redemption price per share, $4,819,064,815 / 313,935,715 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$6,291

EXPENSES
Distribution fees – Class IB	4,986,774
Administrative fees	2,461,111
Investment management fees	1,916,812
Printing and mailing expenses	147,634
Professional fees	75,014
Trustees’ fees	62,943
Custodian fees	21,880
Miscellaneous	40,673

Total expenses	9,712,841

NET INVESTMENT INCOME (LOSS)	(9,706,550)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,019,069
Net change in unrealized appreciation (depreciation) on investments in securities ($(228,105,680) of change in unrealized appreciation (depreciation) from affiliates)	(248,166,442)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(247,147,373)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(256,853,923)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,706,550)	$53,185,607
Net realized gain (loss)	1,019,069	72,239,948
Net change in unrealized appreciation (depreciation)	(248,166,442)	659,694,838

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(256,853,923)	785,120,393

Distributions to shareholders:
Class IB	—	(124,378,003)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [17,741,444 and 25,961,995 shares, respectively]	262,898,065	387,098,755
Capital shares issued in connection with merger (Note 8) [61,180,823 and 0 shares, respectively]	967,917,134	—
Capital shares issued in reinvestment of dividends and distributions [0 and 7,923,038 shares, respectively]	—	124,378,003
Capital shares repurchased [(34,395,644) and (19,093,550) shares, respectively]	(476,683,111)	(285,142,295)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	754,132,088	226,334,463

TOTAL INCREASE (DECREASE) IN NET ASSETS	497,278,165	887,076,853
NET ASSETS:
Beginning of period	4,321,786,650	3,434,709,797

End of period	$4,819,064,815	$4,321,786,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$16.04		$13.49		$14.93		$13.22		$12.33		$12.77

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.20		0.15		0.14		0.12		0.07
Net realized and unrealized gain (loss)	(0.65)		2.83		(1.17)		1.92		1.01		(0.21)

Total from investment operations	(0.69)		3.03		(1.02)		2.06		1.13		(0.14)

Less distributions:
Dividends from net investment income	—		(0.24)		(0.18)		(0.23)		(0.13)		(0.16)
Distributions from net realized gains	—		(0.24)		(0.24)		(0.12)		(0.11)		(0.14)

Total dividends and distributions	—		(0.48)		(0.42)		(0.35)		(0.24)		(0.30)

Net asset value, end of period	$15.35		$16.04		$13.49		$14.93		$13.22		$12.33

Total return (b)	(4.30)%		22.51%		(6.97)%		15.63%		9.15%		(1.14)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,819,065		$4,321,787		$3,434,710		$3,578,052		$2,709,357		$2,236,468
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(k)	0.49	%(m)	0.50	%(n)	0.51	%(o)	0.51	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.49)%		1.34%		1.01%		1.01%		0.96%		0.56%
Portfolio turnover rate^	15	%(z)	8%		6%		3%		20%		2%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT ENERGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2020
Equity	85.6%
Repurchase Agreements	14.4

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
Energy Select Sector SPDR Fund	21.5%
Vanguard Energy ETF	13.8
iShares U.S. Energy ETF	12.8
iShares Global Energy ETF	6.9
Deutsche Bank Securities, Inc	5.5
Cantor Fitzgerald & Co	5.1
iShares North American Natural Resources ETF	4.3
Invesco S&P SmallCap Energy ETF	3.1
Citigroup Global Markets Ltd	2.6
iShares Global Clean Energy ETF	2.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$644.44	$2.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.67	3.23
Class K
Actual	1,000.00	644.44	1.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.84	2.05

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.64% and 0.41%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.4%)
Energy Select Sector SPDR Fund	22,150	$838,377
Invesco Cleantech ETF	1,470	72,295
Invesco DWA Energy Momentum ETF (x)	5,860	88,866
Invesco Dynamic Energy Exploration & Production ETF (x)	8,750	82,950
Invesco Dynamic Oil & Gas Services ETF	33,780	80,271
Invesco Global Clean Energy ETF	5,600	88,795
Invesco S&P SmallCap Energy ETF	36,410	122,338
Invesco WilderHill Clean Energy ETF	1,892	76,872
iShares Global Clean Energy ETF	7,380	92,398
iShares Global Energy ETF	13,770	269,066
iShares North American Natural Resources ETF (x)	7,760	168,237
iShares U.S. Energy ETF (x)	24,900	498,249
iShares U.S. Oil & Gas Exploration & Production ETF (x)	2,310	77,893
iShares U.S. Oil Equipment & Services ETF	9,040	77,834
SPDR S&P Oil & Gas Equipment & Services ETF (x)	2,609	86,280
SPDR S&P Oil & Gas Exploration & Production ETF (x)	1,459	76,131
Vanguard Energy ETF (x)	10,680	537,204

Total Exchange Traded Funds (99.4%) (Cost $7,991,301)		3,334,056

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (16.7%)
Cantor Fitzgerald & Co., 0.09%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various U.S. Government Agency Securities, ranging from 0.640% - 9.500%, maturing 12/1/20 - 2/20/70; total market value $204,000. (xx)	$200,000	200,000
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $44,586, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $45,478. (xx)	44,586	44,586
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $214,532, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $218,823. (xx)	214,532	214,532

Total Repurchase Agreements		559,118

Total Short-Term Investments (16.7%) (Cost $559,118)		559,118

Total Investments in Securities (116.1%) (Cost $8,550,419)		3,893,174
Other Assets Less Liabilities (-16.1%)		(539,719)

Net Assets (100%)		$3,353,455

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $676,758. This was collateralized by $117,708 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $559,118 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,334,056	$—	$—	$3,334,056
Short-Term Investments
Repurchase Agreements	—	559,118	—	559,118

Total Assets	$3,334,056	$559,118	$—	$3,893,174

Total Liabilities	$—	$—	$—	$—

Total	$3,334,056	$559,118	$—	$3,893,174

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,425,034
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,832,410

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,298
Aggregate gross unrealized depreciation	(4,779,030)

Net unrealized depreciation	$(4,666,732)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,559,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $7,991,301)	$3,334,056
Repurchase Agreements (Cost $559,118)	559,118
Cash	56,010
Receivable from investment manager	5,186
Securities lending income receivable	1,096
Dividends, interest and other receivables	14
Other assets	53

Total assets	3,955,533

LIABILITIES
Payable for return of collateral on securities loaned	559,118
Accrued professional fees	24,727
Payable for securities purchased	8,186
Distribution fees payable – Class IB	700
Payable for Portfolio shares redeemed	81
Accrued expenses	9,266

Total liabilities	602,078

NET ASSETS	$3,353,455

Net assets were comprised of:
Paid in capital	$7,682,731
Total distributable earnings (loss)	(4,329,276)

Net assets	$3,353,455

Class IB
Net asset value, offering and redemption price per share, $2,981,592 / 791,742 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.77

Class K
Net asset value, offering and redemption price per share, $371,863 / 98,660 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.77

(x)	Includes value of securities on loan of $676,758.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$81,164
Interest	187
Securities lending (net)	8,513

Total income	89,864

EXPENSES
Professional fees	20,159
Investment management fees	10,793
Printing and mailing expenses	9,744
Custodian fees	4,972
Distribution fees – Class IB	3,880
Administrative fees	2,062
Tax expense	1,573
Trustees’ fees	72
Miscellaneous	769

Gross expenses	54,024
Less: Waiver from investment manager	(12,855)
Reimbursement from investment manager	(28,747)

Net expenses	12,422

NET INVESTMENT INCOME (LOSS)	77,442

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	325,192
Net distributions of realized gain received from underlying funds	16

Net realized gain (loss)	325,208

Net change in unrealized appreciation (depreciation) on investments in securities	(1,969,632)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,644,424)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,566,982)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$77,442	$215,404
Net realized gain (loss)	325,208	2,138
Net change in unrealized appreciation (depreciation)	(1,969,632)	276,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,566,982)	494,279

Distributions to shareholders:
Class IB	—	(84,981)
Class K	—	(43,383)

Total distributions to shareholders	—	(128,364)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [424,428 and 126,162 shares, respectively]	1,409,740	743,688
Capital shares issued in reinvestment of dividends [0 and 15,200 shares, respectively]	—	84,981
Capital shares repurchased [(267,957) and (116,619) shares, respectively]	(1,091,439)	(682,875)

Total Class IB transactions	318,301	145,794

Class K
Capital shares sold [130,108 and 98,579 shares, respectively]	398,477	567,315
Capital shares issued in reinvestment of dividends [0 and 7,763 shares, respectively]	—	43,383
Capital shares repurchased [(325,114) and (21,681) shares, respectively]	(1,232,118)	(129,203)

Total Class K transactions	(833,641)	481,495

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(515,340)	627,289

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,082,322)	993,204
NET ASSETS:
Beginning of period	5,435,777	4,442,573

End of period	$3,353,455	$5,435,777

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016	2015
Net asset value, beginning of period	$5.85		$5.42		$7.13		$7.44		$6.13	$8.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.24		0.14		0.15		0.11	0.12
Net realized and unrealized gain (loss)	(2.16)		0.33		(1.72)		(0.30)		1.31	(2.18)

Total from investment operations	(2.08)		0.57		(1.58)		(0.15)		1.42	(2.06)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.13)		(0.15)		(0.11)	(0.11)
Return of capital	—		—		—		(0.01)		—	— #

Total dividends and distributions	—		(0.14)		(0.13)		(0.16)		(0.11)	(0.11)

Net asset value, end of period	$3.77		$5.85		$5.42		$7.13		$7.44	$6.13

Total return (b)	(35.56)%		10.59%		(22.28)%		(1.90)%		23.17%	(24.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,982		$3,718		$3,310		$4,109		$3,715	$2,367
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64	%***(j)	0.61	%**(k)	0.57	%(m)	0.69	%(n)	0.95%	0.95%
Before waivers and reimbursements (a)(f)	2.59%		2.74%		2.60%		2.40%		2.40%	2.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	3.88%		4.10%		1.93%		2.28%		1.64%	1.54%
Before waivers and reimbursements (a)(f)(x)	1.93%		1.97%		(0.10)%		0.57%		0.20%	(0.13)%
Portfolio turnover rate^	33	%(z)	7%		11%		20%		38%	22%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016	2015
Net asset value, beginning of period	$5.85		$5.42		$7.13		$7.44		$6.13	$8.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.28		0.16		0.15		0.12	0.12
Net realized and unrealized gain (loss)	(2.14)		0.30		(1.72)		(0.28)		1.32	(2.16)

Total from investment operations	(2.08)		0.58		(1.56)		(0.13)		1.44	(2.04)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.15)		(0.17)		(0.13)	(0.13)
Return of capital	—		—		—		(0.01)		—	— #

Total dividends and distributions	—		(0.15)		(0.15)		(0.18)		(0.13)	(0.13)

Net asset value, end of period	$3.77		$5.85		$5.42		$7.13		$7.44	$6.13

Total return (b)	(35.56)%		10.87%		(22.05)%		(1.67)%		23.48%	(24.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$372		$1,718		$1,133		$1,355		$2,242	$2,626
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.41	%***(j)	0.37	%**(k)	0.32	%(m)	0.49	%(n)	0.70%	0.70%
Before waivers and reimbursements (a)(f)	2.30%		2.60%		2.33%		2.03%		2.07%	2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.87%		4.79%		2.19%		2.14%		1.79%	1.63%
Before waivers and reimbursements (a)(f)(x)	0.98%		2.56%		0.18%		0.60%		0.42%	0.07%
Portfolio turnover rate^	33	%(z)	7%		11%		20%		38%	22%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	Includes Tax expense of 0.04%.
***	Includes Tax expense of 0.07%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB and 0.73% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.94% for Class IB and 0.69% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.70% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	91.3%
Repurchase Agreements	8.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
iShares Edge MSCI Min Vol Global ETF	26.4%
iShares Edge MSCI Min Vol EAFE ETF	11.9
Invesco S&P International Developed Low Volatility ETF	11.8
Deutsche Bank Securities, Inc	6.0
Invesco S&P MidCap Low Volatility ETF	6.0
iShares Edge MSCI Min Vol Emerging Markets ETF	5.7
Invesco S&P Emerging Markets Low Volatility ETF	5.5
Invesco S&P 500 Low Volatility ETF	5.1
iShares Edge MSCI Min Vol USA ETF	4.8
SPDR SSGA US Large Cap Low Volatility Index ETF	4.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$866.30	$3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.39	3.51
Class K
Actual	1,000.00	867.08	2.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.63	2.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.70% and 0.45%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.2%)
Invesco S&P 500 High Dividend Low Volatility ETF (x)	19,240	$633,381
Invesco S&P 500 Low Volatility ETF (x)	15,190	754,639
Invesco S&P Emerging Markets Low Volatility ETF (x)	42,370	821,978
Invesco S&P International Developed Low Volatility ETF	63,920	1,764,192
Invesco S&P MidCap Low Volatility ETF	21,550	891,739
Invesco S&P SmallCap Low Volatility ETF (x)	12,640	427,990
iShares Edge MSCI Min Vol EAFE ETF	26,800	1,770,408
iShares Edge MSCI Min Vol Emerging Markets ETF	16,420	853,840
iShares Edge MSCI Min Vol Global ETF	44,880	3,930,591
iShares Edge MSCI Min Vol USA ETF	11,680	708,158
SPDR SSGA US Large Cap Low Volatility Index ETF	6,410	654,205
SPDR SSGA US Small Cap Low Volatility Index ETF (x)	5,100	389,283

Total Exchange Traded Funds (99.2%) (Cost $13,034,929)		13,600,404

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (9.4%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $204,000. (xx)	$200,000	200,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $97,134, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $99,076. (xx)	97,133	97,133
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $111,120. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $892,216, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $910,059. (xx)	892,215	892,215

Total Repurchase Agreements		1,289,348

Total Short-Term Investments (9.4%) (Cost $1,289,348)		1,289,348

Total Investments in Securities (108.6%) (Cost $14,324,277)		14,889,752
Other Assets Less Liabilities (-8.6%)		(1,176,605)

Net Assets (100%)		$13,713,147

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $1,273,287. This was collateralized by cash of $1,289,348 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$13,600,404	$—	$—	$13,600,404
Short-Term Investments
Repurchase Agreements	—	1,289,348	—	1,289,348

Total Assets	$13,600,404	$1,289,348	$—	$14,889,752

Total Liabilities	$—	$—	$—	$—

Total	$13,600,404	$1,289,348	$—	$14,889,752

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,751,786
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,384,953

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,081,709
Aggregate gross unrealized depreciation	(520,054)

Net unrealized appreciation	$561,655

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,328,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $13,034,929)	$13,600,404
Repurchase Agreements (Cost $1,289,348)	1,289,348
Cash	151,620
Receivable for Portfolio shares sold	4,631
Securities lending income receivable	1,636
Receivable from investment manager	1,472
Dividends, interest and other receivables	15
Other assets	145

Total assets	15,049,271

LIABILITIES
Payable for return of collateral on securities loaned	1,289,348
Payable for Portfolio shares redeemed	10,740
Distribution fees payable – Class IB	676
Accrued expenses	35,360

Total liabilities	1,336,124

NET ASSETS	$13,713,147

Net assets were comprised of:
Paid in capital	$12,881,456
Total distributable earnings (loss)	831,691

Net assets	$13,713,147

Class IB
Net asset value, offering and redemption price per share, $3,295,128 / 297,458 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.08

Class K
Net asset value, offering and redemption price per share, $10,418,019 / 939,401 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.09

(x)	Includes value of securities on loan of $1,273,287.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$179,721
Interest	338
Securities lending (net)	25,513

Total income	205,572

EXPENSES
Investment management fees	31,430
Professional fees	20,275
Printing and mailing expenses	10,036
Administrative fees	6,005
Custodian fees	5,968
Distribution fees – Class IB	4,168
Tax expense	1,050
Trustees’ fees	200
Miscellaneous	265

Gross expenses	79,397
Less: Waiver from investment manager	(37,435)
Reimbursement from investment manager	(9,611)

Net expenses	32,351

NET INVESTMENT INCOME (LOSS)	173,221

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	56,015
Net change in unrealized appreciation (depreciation) on investments in securities	(2,023,783)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,967,768)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,794,547)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$173,221	$390,436
Net realized gain (loss)	56,015	36,307
Net change in unrealized appreciation (depreciation)	(2,023,783)	1,753,331

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,794,547)	2,180,074

Distributions to shareholders:
Class IB	—	(102,932)
Class K	—	(287,518)

Total distributions to shareholders	—	(390,450)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [34,675 and 130,845 shares, respectively]	374,363	1,591,721
Capital shares issued in reinvestment of dividends and distributions [0 and 8,166 shares, respectively]	—	102,932
Capital shares repurchased [(29,089) and (145,080) shares, respectively]	(315,022)	(1,767,098)

Total Class IB transactions	59,341	(72,445)

Class K
Capital shares sold [364,952 and 131,009 shares, respectively]	4,095,118	1,594,952
Capital shares issued in reinvestment of dividends and distributions [0 and 22,814 shares, respectively]	—	287,518
Capital shares repurchased [(171,096) and (68,023) shares, respectively]	(1,914,035)	(834,818)

Total Class K transactions	2,181,083	1,047,652

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,240,424	975,207

TOTAL INCREASE (DECREASE) IN NET ASSETS	445,877	2,764,831
NET ASSETS:
Beginning of period	13,267,270	10,502,439

End of period	$13,713,147	$13,267,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016	2015
Net asset value, beginning of period	$12.79		$10.97		$11.76		$10.21		$9.91	$10.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.36		0.32		0.22		0.27	0.16
Net realized and unrealized gain (loss)	(1.84)		1.83		(0.72)		1.66		0.58	(0.20)

Total from investment operations	(1.71)		2.19		(0.40)		1.88		0.85	(0.04)

Less distributions:
Dividends from net investment income	—		(0.33)		(0.29)		(0.30)		(0.25)	(0.17)
Distributions from net realized gains	—		(0.04)		(0.10)		(0.03)		(0.30)	(0.26)
Return of capital	—		—		—		—		—	(0.03)

Total dividends and distributions	—		(0.37)		(0.39)		(0.33)		(0.55)	(0.46)

Net asset value, end of period	$11.08		$12.79		$10.97		$11.76		$10.21	$9.91

Total return (b)	(13.37)%		19.98%		(3.58)%		18.45%		8.60%	(0.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,295		$3,733		$3,268		$2,520		$2,729	$2,594
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70	%**(j)	0.68	%(k)	0.68	%(k)	0.76	%(m)	0.95%	0.95%
Before waivers and reimbursements (a)(f)	1.45%		1.59%		1.77%		1.65%		2.31%	2.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.37%		2.95%		2.72%		1.98%		2.60%	1.47%
Before waivers and reimbursements (a)(f)(x)	1.63%		2.05%		1.64%		1.09%		1.24%	(0.02)%
Portfolio turnover rate^	11	%(z)	9%		2%		34%		15%	15%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016	2015
Net asset value, beginning of period	$12.79		$10.97		$11.76		$10.21		$9.91	$10.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.41		0.33		0.29		0.28	0.17
Net realized and unrealized gain (loss)	(1.86)		1.81		(0.70)		1.62		0.60	(0.19)

Total from investment operations	(1.70)		2.22		(0.37)		1.91		0.88	(0.02)

Less distributions:
Dividends from net investment income	—		(0.36)		(0.32)		(0.33)		(0.28)	(0.19)
Distributions from net realized gains	—		(0.04)		(0.10)		(0.03)		(0.30)	(0.26)
Return of capital	—		—		—		—		—	(0.03)

Total dividends and distributions	—		(0.40)		(0.42)		(0.36)		(0.58)	(0.48)

Net asset value, end of period	$11.09		$12.79		$10.97		$11.76		$10.21	$9.91

Total return (b)	(13.29)%		20.26%		(3.34)%		18.74%		8.89%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,418		$9,534		$7,235		$6,904		$2,358	$3,094
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%**(j)	0.43	%(k)	0.43	%(k)	0.49	%(m)	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.20%		1.35%		1.48%		1.43%		1.99%	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.90%		3.31%		2.78%		2.59%		2.66%	1.64%
Before waivers and reimbursements (a)(f)(x)	2.15%		2.40%		1.73%		1.65%		1.37%	0.20%
Portfolio turnover rate^	11	%(z)	9%		2%		34%		15%	15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	Includes Tax expense of 0.02%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.92% for Class IB and 0.92% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.92% for Class IB and 0.65% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Exchange Traded Funds	97.0%
Investment Company	4.4
Repurchase Agreements	0.7
Cash and Other	(2.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$936.38	$4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.79	5.12
Class K
Actual	1,000.00	936.44	3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.02	3.88

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (42.1%)
iShares Core MSCI EAFE ETF	58,640	$3,351,862
iShares Core S&P 500 ETF	16,400	5,078,916
iShares Core S&P Mid-Cap ETF	9,300	1,653,726
iShares Core S&P Small-Cap ETF	5,860	400,179
iShares MSCI EAFE ETF	17,560	1,068,877
iShares Russell 2000 ETF (x)	1,920	274,906
Vanguard Large-Cap ETF (x)	770	110,110
Vanguard S&P 500 ETF	13,220	3,746,945

Total Equity		15,685,521

Fixed Income (54.9%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,200	699,400
iShares Short Treasury Bond ETF	17,100	1,893,654
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	21,000	1,922,130
Vanguard Intermediate-Term Corporate Bond ETF	166,880	15,876,963

Total Fixed Income		20,392,147

Total Exchange Traded Funds (97.0%) (Cost $35,462,122)		36,077,668

SHORT-TERM INVESTMENTS:
Investment Company (4.4%)
JPMorgan Prime Money Market Fund, IM Shares	1,625,922	1,627,385

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $50,458, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $51,467. (xx)	$50,458	50,458
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $216,230, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $220,555. (xx)	216,230	216,230

Total Repurchase Agreements		266,688

Total Short-Term Investments (5.1%) (Cost $1,892,007)		1,894,073

Total Investments in Securities (102.1%) (Cost $37,354,129)		37,971,741
Other Assets Less Liabilities (-2.1%)		(777,346)

Net Assets (100%)		$37,194,395

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $261,715. This was collateralized by cash of $266,688 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$36,077,668	$—	$—	$36,077,668
Short-Term Investments
Investment Company	1,627,385	—	—	1,627,385
Repurchase Agreements	—	266,688	—	266,688

Total Assets	$37,705,053	$266,688	$—	$37,971,741

Total Liabilities	$—	$—	$—	$—

Total	$37,705,053	$266,688	$—	$37,971,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,635,981
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,572,733

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,045,625
Aggregate gross unrealized depreciation	(432,121)

Net unrealized appreciation	$613,504

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,358,237

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $37,087,441)	$37,705,053
Repurchase Agreements (Cost $266,688)	266,688
Cash	149,999
Dividends, interest and other receivables	18,231
Receivable for Portfolio shares sold	4,847
Securities lending income receivable	679
Other assets	1,119

Total assets	38,146,616

LIABILITIES
Payable for securities purchased	637,199
Payable for return of collateral on securities loaned	266,688
Investment management fees payable	13,039
Distribution fees payable – Class IB	6,226
Administrative fees payable	3,704
Payable for Portfolio shares redeemed	3,025
Accrued expenses	22,340

Total liabilities	952,221

NET ASSETS	$37,194,395

Net assets were comprised of:
Paid in capital	$37,362,044
Total distributable earnings (loss)	(167,649)

Net assets	$37,194,395

Class IB
Net asset value, offering and redemption price per share, $31,953,239 / 3,058,438 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.45

Class K
Net asset value, offering and redemption price per share, $5,241,156 / 501,013 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.46

(x)	Includes value of securities on loan of $261,715.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$285,788
Interest	600
Securities lending (net)	720

Total income	287,108

EXPENSES
Investment management fees	102,714
Distribution fees – Class IB	30,183
Professional fees	18,804
Administrative fees	18,130
Printing and mailing expenses	10,641
Custodian fees	3,032
Offering costs	1,529
Trustees’ fees	426
Tax expense	17
Miscellaneous	192

Gross expenses	185,668
Less: Waiver from investment manager	(42,557)

Net expenses	143,111

NET INVESTMENT INCOME (LOSS)	143,997

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(955,432)
Net change in unrealized appreciation (depreciation) on investments in securities	(702,416)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,657,848)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,513,851)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	February 1, 2019* to December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$143,997	$290,393
Net realized gain (loss)	(955,432)	197,243
Net change in unrealized appreciation (depreciation)	(702,416)	1,320,028

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,513,851)	1,807,664

Distributions to shareholders:
Class IB	—	(357,574)
Class K	—	(121,667)

Total distributions to shareholders	—	(479,241)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,345,994 and 1,717,827 shares, respectively]	13,971,524	18,424,416
Capital shares issued in reinvestment of dividends and distributions [0 and 32,364 shares, respectively]	—	357,574
Capital shares repurchased [(31,345) and (6,402) shares, respectively]	(326,483)	(68,875)

Total Class IB transactions	13,645,041	18,713,115

Class K
Capital shares sold [0 and 490,000 shares, respectively]	—	4,900,000
Capital shares issued in reinvestment of dividends and distributions [0 and 11,013 shares, respectively]	—	121,667

Total Class K transactions	—	5,021,667

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,645,041	23,734,782

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,131,190	25,063,205
NET ASSETS:
Beginning of period	25,063,205	—

End of period	$37,194,395	$25,063,205

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.16		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.25
Net realized and unrealized gain (loss)	(0.76)		1.14

Total from investment operations	(0.71)		1.39

Less distributions:
Dividends from net investment income	—		(0.13)
Distributions from net realized gains	—		(0.10)

Total dividends and distributions	—		(0.23)

Net asset value, end of period	$10.45		$11.16

Total return (b)	(6.36)%		13.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,953		$19,469
Ratio of expenses to average net assets:
After waivers (a)(f)	1.02	%(j)	1.04	%(j)
Before waivers (a)(f)	1.31%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.96%		2.48	%(l)
Before waivers (a)(f)	0.67%		1.65	%(l)
Portfolio turnover rate^	43	%(z)	50	%(z)

Class K	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.23
Net realized and unrealized gain (loss)	(0.77)		1.19

Total from investment operations	(0.71)		1.42

Less distributions:
Dividends from net investment income	—		(0.15)
Distributions from net realized gains	—		(0.10)

Total dividends and distributions	—		(0.25)

Net asset value, end of period	$10.46		$11.17

Total return (b)	(6.36)%		14.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,241		$5,594
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77	%(j)	0.77	%(j)
Before waivers (a)(f)	1.06%		1.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.06%		2.39	%(l)
Before waivers (a)(f)	0.77%		1.38	%(l)
Portfolio turnover rate^	43	%(z)	50	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2020
Alternatives	30.9%
Fixed Income	20.2
Commodity	14.3
Repurchase Agreements	14.2
Equity	12.9
Specialty	7.5

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2020
Deutsche Bank Securities, Inc	12.7%
SPDR Bloomberg Barclays Convertible Securities ETF	8.4
WisdomTree Managed Futures Strategy Fund	8.1
ProShares Hedge Replication ETF	8.0
IQ Merger Arbitrage ETF	7.8
Invesco DB G10 Currency Harvest Fund	7.5
Invesco DB Gold Fund	5.8
Vanguard Short-Term Inflation-Protected Securities ETF	4.1
iShares Core US REIT ETF	4.0
Invesco DB Commodity Index Tracking Fund	4.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$934.39	$4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.76	5.16
Class K
Actual	1,000.00	935.39	3.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.99	3.92

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (35.9%)
IQ Merger Arbitrage ETF(x)*	16,260	$512,678
ProShares Hedge Replication ETF	11,390	521,274
ProShares Long Online(x)*	2,880	209,433
ProShares RAFI Long/Short‡	8,210	254,631
WisdomTree Managed Futures Strategy Fund	15,070	527,450

Total Alternatives		2,025,466

Commodity (16.6%)
Invesco DB Base Metals Fund	6,150	83,702
Invesco DB Commodity Index Tracking Fund	21,150	260,356
Invesco DB Gold Fund	7,110	378,181
Invesco DB Precious Metals Fund	1,200	57,396
Invesco DB Silver Fund	550	14,660
iShares Commodities Select Strategy ETF (x)	5,980	142,020

Total Commodity		936,315

Equity (15.0%)
iShares Core US REIT ETF (x)	6,100	265,228
iShares MSCI Global Agriculture Producers ETF (x)	3,520	87,542
SPDR MSCI USA StrategicFactors ETF (x)	2,920	257,865
Vanguard Global ex-U.S. Real Estate ETF	5,060	236,100

Total Equity		846,735

Fixed Income (23.4%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	2,440	247,477
iShares TIPS Bond ETF	2,020	248,460
SPDR Bloomberg Barclays Convertible Securities ETF	9,140	552,970
Vanguard Short-Term Inflation-Protected Securities ETF (x)	5,410	271,420

Total Fixed Income		1,320,327

Specialty (8.6%)
Invesco DB G10 Currency Harvest Fund	20,620	488,900

Total Exchange Traded Funds (99.5%) (Cost $5,752,106)		5,617,743

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (16.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $830,027, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $846,626. (xx)	830,025	830,025

Total Repurchase Agreements		930,025

Total Short-Term Investments (16.5%) (Cost $930,025)		930,025

Total Investments in Securities (116.0%) (Cost $6,682,131)		6,547,768
Other Assets Less Liabilities (-16.0%)		(902,481)

Net Assets (100%)		$5,645,287

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $913,506. This was collateralized by cash of $930,025 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	8,210	283,491	—	—	—	(28,860)	254,631	2,272	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,617,743	$—	$—	$5,617,743
Short-Term Investments
Repurchase Agreements	—	930,025	—	930,025

Total Assets	$5,617,743	$930,025	$—	$6,547,768

Total Liabilities	$—	$—	$—	$—

Total	$5,617,743	$930,025	$—	$6,547,768

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,019,535
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$775,146

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$280,609
Aggregate gross unrealized depreciation	(341,625)

Net unrealized depreciation	$(61,016)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,608,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $307,202)	$254,631
Unaffiliated Issuers (Cost $5,444,904)	5,363,112
Repurchase Agreements (Cost $930,025)	930,025
Cash	57,411
Receivable from investment manager	1,370
Dividends, interest and other receivables	1,161
Securities lending income receivable	567
Other assets	85

Total assets	6,608,362

LIABILITIES
Payable for return of collateral on securities loaned	930,026
Distribution fees payable – Class IB	168
Payable for Portfolio shares redeemed	23
Accrued expenses	32,858

Total liabilities	963,075

NET ASSETS	$5,645,287

Net assets were comprised of:
Paid in capital	$5,968,373
Total distributable earnings (loss)	(323,086)

Net assets	$5,645,287

Class IB
Net asset value, offering and redemption price per share, $841,702 / 89,543 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.40

Class K
Net asset value, offering and redemption price per share, $4,803,585 / 510,401 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.41

(x)	Includes value of securities on loan of $913,506

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($2,272 of dividend income received from affiliates)	$13,298
Interest	249
Securities lending (net)	3,801

Total income	17,348

EXPENSES
Professional fees	20,367
Investment management fees	13,823
Printing and mailing expenses	9,428
Administrative fees	2,641
Distribution fees – Class IB	924
Custodian fees	249
Trustees’ fees	89
Miscellaneous	33

Gross expenses	47,554
Less: Waiver from investment manager	(16,464)
Reimbursement from investment manager	(8,642)

Net expenses	22,448

NET INVESTMENT INCOME (LOSS)	(5,100)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(194,446)
Net change in unrealized appreciation (depreciation) on investments in securities ($(28,860) of change in unrealized appreciation (depreciation) from affiliates)	(183,129)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(377,575)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(382,675)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,100)	$88,233
Net realized gain (loss)	(194,446)	(4,721)
Net change in unrealized appreciation (depreciation)	(183,129)	317,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(382,675)	401,437

Distributions to shareholders:
Class IB	—	(11,035)
Class K	—	(114,392)

Total distributions to shareholders	—	(125,427)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [29,226 and 51,266 shares, respectively]	285,231	509,921
Capital shares issued in reinvestment of dividends and distributions [0 and 1,108 shares, respectively]	—	11,035
Capital shares repurchased [(1,839) and (1,856) shares, respectively]	(16,388)	(18,491)

Total Class IB transactions	268,843	502,465

Class K
Capital shares issued in reinvestment of dividends and distributions [0 and 11,477 shares, respectively]	—	114,392

Total Class K transactions	—	114,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	268,843	616,857

TOTAL INCREASE (DECREASE) IN NET ASSETS	(113,832)	892,867
NET ASSETS:
Beginning of period	5,759,119	4,866,252

End of period	$5,645,287	$5,759,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				November 13, 2017* to December 31, 2017
Class IB			2019		2018
Net asset value, beginning of period	$10.06		$9.53		$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.25		0.19		0.04
Net realized and unrealized gain (loss)	(0.64)		0.48		(0.60)		0.05

Total from investment operations	(0.66)		0.73		(0.41)		0.09

Less distributions:
Dividends from net investment income	—		(0.20)		(0.10)		(0.04)
Distributions from net realized gains	—		—		(0.01)		—

Total dividends and distributions	—		(0.20)		(0.11)		(0.04)

Net asset value, end of period	$9.40		$10.06		$9.53		$10.05

Total return (b)	(6.56)%		7.72%		(4.06)%		0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$842		$625		$111		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.03	%(j)	1.04	%***(k)	1.04	%(m)	1.07	%**(n)
Before waivers and reimbursements (a)(f)	1.94%		2.88%		3.53%		4.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.38)%		2.50%		1.90%		3.34	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.29)%		0.66%		(0.58)%		0.23	%(l)
Portfolio turnover rate^	14	%(z)	4%		5%		0	%(z)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				November 13, 2017* to December 31, 2017
Class K			2019		2018
Net asset value, beginning of period	$10.06		$9.53		$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.20		0.05
Net realized and unrealized gain (loss)	(0.64)		0.60		(0.58)		0.04

Total from investment operations	(0.65)		0.76		(0.38)		0.09

Less distributions:
Dividends from net investment income	—		(0.23)		(0.13)		(0.04)
Distributions from net realized gains	—		—		(0.01)		—

Total dividends and distributions	—		(0.23)		(0.14)		(0.04)

Net asset value, end of period	$9.41		$10.06		$9.53		$10.05

Total return (b)	(6.46)%		7.99%		(3.82)%		0.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,804		$5,134		$4,755		$4,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.78	%(j)	0.80	%***(k)	0.79	%(m)	0.82	%**(n)
Before waivers and reimbursements (a)(f)	1.69%		2.22%		3.20%		3.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.15)%		1.60%		1.99%		3.59	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.06)%		0.17%		(0.42)%		0.48	%(l)
Portfolio turnover rate^	14	%(z)	4%		5%		0	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes tax expense of 0.05%.
***	Includes Tax expense of 0.02%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.64% for Class IB and 1.39% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.67% for Class IB and 1.42% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.70% for Class IB and 1.45% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	31.0%
Exchange Traded Funds	26.6
Health Care	17.0
Repurchase Agreements	16.9
Financials	6.4
Consumer Discretionary	6.2
Communication Services	3.9
Investment Company	2.5
Utilities	2.3
Industrials	2.1
Real Estate	1.5
Energy	0.4
Materials	0.4
Consumer Staples	0.3
Cash and Other	(17.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,073.67	$5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.69	5.23
Class K
Actual	1,000.00	1,073.79	4.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.93	3.98

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Communication Services (0.4%)
Wireless Telecommunication Services (0.4%)
2020 Cash Mandatory Exchangeable Trust 5.250% (r)(x)§	124	$126,486

Total Communication Services		126,486

Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd. 4.875%	610	56,114

Total Consumer Staples		56,114

Financials (3.1%)
Banks (2.5%)
Bank of America Corp. 7.250%	250	335,550
Wells Fargo & Co. 7.500%	320	415,040

		750,590

Insurance (0.3%)
Assurant, Inc. 6.500% (x)	920	95,717

Thrifts & Mortgage Finance (0.3%)
New York Community Capital Trust V 6.000% (x)	2,250	100,530

Total Financials		946,837

Health Care (2.8%)
Health Care Equipment & Supplies (1.8%)
Danaher Corp. 4.750% (x)	428	533,660

Health Care Technology (0.2%)
Change Healthcare, Inc. 6.000%	1,627	71,474

Life Sciences Tools & Services (0.6%)
Avantor, Inc. 6.250%	2,993	171,798

Pharmaceuticals (0.2%)
Elanco Animal Health, Inc. 5.000%	1,445	55,546

Total Health Care		832,478

Industrials (0.6%)
Machinery (0.6%)
Fortive Corp. 5.000%	213	183,438

Total Industrials		183,438

Information Technology (1.8%)
Semiconductors & Semiconductor Equipment (1.8%)
Broadcom, Inc. 8.000%	500	557,175

Total Information Technology		557,175

Materials (0.2%)
Chemicals (0.2%)
International Flavors & Fragrances, Inc.6.000%	1,470	65,121

Total Materials		65,121

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Crown Castle International Corp. (REIT) 6.875%	219	325,278

Total Real Estate		325,278

Utilities (2.3%)
Electric Utilities (1.7%)
American Electric Power Co., Inc. 6.125%	4,131	199,982
NextEra Energy, Inc. 5.279%	7,500	318,375

		518,357

Multi-Utilities (0.6%)
Sempra Energy 6.000%	1,800	175,914

Total Utilities		694,271

Total Convertible Preferred Stocks (12.5%) (Cost $3,649,970)		3,787,198

PREFERRED STOCKS:
Consumer Discretionary (0.4%)
Auto Components (0.4%)
Aptiv plc 5.500%	1,155	118,711

Total Consumer Discretionary		118,711

Health Care (0.4%)
Health Care Equipment & Supplies (0.4%)
Becton Dickinson and Co. 6.000%	2,175	115,710

Total Health Care		115,710

Total Preferred Stocks (0.8%) (Cost $229,211)		234,421

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (26.6%)
iShares Convertible Bond ETF (x)	56,620	4,017,755
SPDR Bloomberg Barclays Convertible Securities ETF (x)	66,920	4,048,660

Total Exchange Traded Funds (26.6%) (Cost $7,130,595)		8,066,415

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (58.2%)
Communication Services (3.5%)
Diversified Telecommunication Services (0.3%)
Bandwidth, Inc. 0.250%, 3/1/26§	$19,000	28,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Vonage Holdings Corp. 1.750%, 6/1/24	$73,000	$68,090

		96,404

Entertainment (1.9%)
Liberty Media Corp.-Liberty Formula One 1.000%, 1/30/23	167,000	181,085
Live Nation Entertainment, Inc. 2.500%, 3/15/23	180,000	182,587
Pandora Media LLC 1.750%, 12/1/23	120,000	135,917
Zynga, Inc. 0.250%, 6/1/24	69,000	89,164

		588,753

Interactive Media & Services (0.4%)
Snap, Inc. 0.750%, 8/1/26§	71,000	88,794
Twitter, Inc. 0.250%, 6/15/24	33,000	31,088

		119,882

Media (0.9%)
DISH Network Corp. 3.375%, 8/15/26	282,000	259,049

Total Communication Services		1,064,088

Consumer Discretionary (5.8%)
Diversified Consumer Services (1.0%)
Chegg, Inc. 0.125%, 3/15/25	210,000	296,972

Hotels, Restaurants & Leisure (0.1%)
Carnival Corp. 5.750%, 4/1/23§	30,000	48,298

Internet & Direct Marketing Retail (2.8%)
Booking Holdings, Inc. 0.750%, 5/1/25§	170,000	210,004
Etsy, Inc. (Zero Coupon), 3/1/23 124,000		361,559
IAC FinanceCo 3, Inc. 2.000%, 1/15/30§	207,000	268,275

		839,838

Specialty Retail (1.9%)
Burlington Stores, Inc. 2.250%, 4/15/25§	211,000	239,791
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25§	48,000	66,440
Guess?, Inc. 2.000%, 4/15/24	68,000	45,305
RH (Zero Coupon), 6/15/23	163,000	228,046

		579,582

Total Consumer Discretionary		1,764,690

Consumer Staples (0.1%)
Personal Products (0.1%)
Herbalife Nutrition Ltd. 2.625%, 3/15/24	45,000	44,325

Total Consumer Staples		44,325

Energy (0.4%)
Energy Equipment & Services (0.2%)
SEACOR Holdings, Inc. 3.250%, 5/15/30	88,000	65,894

Oil, Gas & Consumable Fuels (0.2%)
Pioneer Natural Resources Co. 0.250%, 5/15/25§	52,000	61,349

Total Energy		127,243

Financials (3.3%)
Banks (1.3%)
Barclays Bank plc Series VUN (Zero Coupon), 2/18/25	98,000	99,509
BofA Finance LLC 0.125%, 9/1/22	275,000	285,313

		384,822

Capital Markets (0.4%)
New Mountain Finance Corp. 5.750%, 8/15/23	138,000	129,375

Consumer Finance (1.5%)
Encore Capital Group, Inc. 3.250%, 10/1/25§	50,000	50,535
LendingTree, Inc. 0.625%, 6/1/22	233,000	346,840
PRA Group, Inc. 3.500%, 6/1/23	53,000	54,282

		451,657

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Western Asset Mortgage Capital Corp. (REIT) 6.750%, 10/1/22	32,000	22,720

Total Financials		988,574

Health Care (13.8%)
Biotechnology (6.4%)
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26§	96,000	106,825
BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	189,000	248,338
Bridgebio Pharma, Inc. 2.500%, 3/15/27§	125,000	127,622
Clovis Oncology, Inc. 2.500%, 9/15/21	83,000	74,715
Exact Sciences Corp. 1.000%, 1/15/25	231,000	315,301
0.375%, 3/1/28	24,000	22,938
Incyte Corp. 1.250%, 11/15/20	58,000	115,429
Insmed, Inc. 1.750%, 1/15/25	104,000	101,075
Invitae Corp. 2.000%, 9/1/24§	58,000	69,786
Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	103,000	113,550
Ligand Pharmaceuticals, Inc. 0.750%, 5/15/23	199,000	174,530
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	118,000	196,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Retrophin, Inc. 2.500%, 9/15/25	$36,000	$29,694
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	103,000	236,385

		1,932,390

Health Care Equipment & Supplies (3.7%)
CONMED Corp. 2.625%, 2/1/24	217,000	227,108
DexCom, Inc. 0.750%, 12/1/23	142,000	352,256
0.250%, 11/15/25§	43,000	44,021
Insulet Corp. 1.375%, 11/15/24	34,000	71,967
0.375%, 9/1/26§	141,000	153,963
Nevro Corp. 1.750%, 6/1/21	70,000	94,381
NuVasive, Inc. 2.250%, 3/15/21	156,000	170,149
0.375%, 3/15/25§	18,000	15,760

		1,129,605

Health Care Providers & Services (0.4%)
Anthem, Inc. 2.750%, 10/15/42	33,000	120,713

Health Care Technology (1.7%)
Allscripts Healthcare Solutions, Inc. 0.875%, 1/1/27 (x)§	48,000	36,696
Evolent Health, Inc. 2.000%, 12/1/21	79,000	68,780
Livongo Health, Inc. 0.875%, 6/1/25§	16,000	19,035
Tabula Rasa HealthCare, Inc. 1.750%, 2/15/26§	49,000	50,145
Teladoc Health, Inc. 3.000%, 12/15/22	70,000	303,402
1.250%, 6/1/27§	44,000	48,614

		526,672

Life Sciences Tools & Services (1.4%)
Illumina, Inc. 0.500%, 6/15/21	120,000	178,503
(Zero Coupon), 8/15/23	144,000	156,378
Repligen Corp. 0.375%, 7/15/24	82,000	102,754

		437,635

Pharmaceuticals (0.2%)
Paratek Pharmaceuticals, Inc. 4.750%, 5/1/24	56,000	45,177

Total Health Care		4,192,192

Industrials (1.5%)
Aerospace & Defense (0.2%)
Aerojet Rocketdyne Holdings, Inc. 2.250%, 12/15/23	33,000	52,812

Air Freight & Logistics (0.3%)
Atlas Air Worldwide Holdings, Inc. 1.875%, 6/1/24	85,000	81,746

Airlines (0.3%)
Southwest Airlines Co. 1.250%, 5/1/25	66,000	79,268

Machinery (0.7%)
Fortive Corp. 0.875%, 2/15/22	231,000	226,887

Total Industrials		440,713

Information Technology (29.2%)
Communications Equipment (1.8%)
Infinera Corp. 2.125%, 9/1/24	76,000	64,651
InterDigital, Inc. 2.000%, 6/1/24§	139,000	137,693
Lumentum Holdings, Inc. 0.250%, 3/15/24	243,000	354,173

		556,517

Electronic Equipment, Instruments & Components (1.4%)
II-VI, Inc. 0.250%, 9/1/22	71,000	84,159
Insight Enterprises, Inc. 0.750%, 2/15/25§	208,000	195,809
TTM Technologies, Inc. 1.750%, 12/15/20	115,000	144,325

		424,293

IT Services (4.6%)
Akamai Technologies, Inc. 0.125%, 5/1/25	148,000	184,305
KBR, Inc. 2.500%, 11/1/23	40,000	44,930
MongoDB, Inc. 0.250%, 1/15/26§	47,000	59,173
Okta, Inc. 0.125%, 9/1/25§	47,000	58,158
Square, Inc. 0.500%, 5/15/23	466,000	692,503
Twilio, Inc. 0.250%, 6/1/23	113,000	350,613

		1,389,682

Semiconductors & Semiconductor Equipment (9.5%)
Advanced Micro Devices, Inc. 2.125%, 9/1/26	37,000	241,367
Enphase Energy, Inc. 0.250%, 3/1/25§	128,000	115,555
Inphi Corp. 0.750%, 9/1/21	89,000	186,455
0.750%, 4/15/25§	21,000	25,201
Microchip Technology, Inc. 1.625%, 2/15/25	70,000	156,150
1.625%, 2/15/27	587,000	865,852
Novellus Systems, Inc. 2.625%, 5/15/41	24,000	243,933
ON Semiconductor Corp. 1.000%, 12/1/20	296,000	344,073
1.625%, 10/15/23	146,000	177,172
Rambus, Inc. 1.375%, 2/1/23	53,000	55,179
Silicon Laboratories, Inc. 1.375%, 3/1/22	129,000	155,374
0.625%, 6/15/25§	26,000	27,915
Synaptics, Inc. 0.500%, 6/15/22	93,000	99,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Teradyne, Inc. 1.250%, 12/15/23	$74,000	$198,538

		2,891,862

Software (11.0%)
Blackline, Inc. 0.125%, 8/1/24§	65,000	82,728
Coupa Software, Inc. 0.125%, 6/15/25	124,000	225,407
CyberArk Software Ltd. (Zero Coupon), 11/15/24§	42,000	39,059
Datadog, Inc. 0.125%, 6/15/25§	17,000	20,069
DocuSign, Inc. 0.500%, 9/15/23	78,000	189,603
FireEye, Inc. 0.875%, 6/1/24	111,000	100,404
Five9, Inc. 0.500%, 6/1/25§	43,000	46,037
Guidewire Software, Inc. 1.250%, 3/15/25	54,000	62,809
HubSpot, Inc. 0.250%, 6/1/22	82,000	194,545
New Relic, Inc. 0.500%, 5/1/23	307,000	296,637
Nutanix, Inc. (Zero Coupon), 1/15/23	135,000	119,530
Palo Alto Networks, Inc. 0.750%, 7/1/23	396,000	423,315
Pegasystems, Inc. 0.750%, 3/1/25§	56,000	56,899
Pluralsight, Inc. 0.375%, 3/1/24	80,000	70,227
Proofpoint, Inc. 0.250%, 8/15/24§	123,000	120,772
Q2 Holdings, Inc. 0.750%, 6/1/26	72,000	81,758
Rapid7, Inc. 1.250%, 8/1/23	43,000	57,786
RealPage, Inc. 1.500%, 11/15/22	28,000	45,078
ServiceNow, Inc. (Zero Coupon), 6/1/22	66,000	197,734
Slack Technologies, Inc. 0.500%, 4/15/25§	41,000	50,481
Splunk, Inc. 0.500%, 9/15/23	274,000	394,211
1.125%, 9/15/25	39,000	57,295
Verint Systems, Inc. 1.500%, 6/1/21	66,000	65,179
Workday, Inc. 0.250%, 10/1/22	124,000	170,436
Zendesk, Inc. 0.250%, 3/15/23	110,000	163,940

		3,331,939

Technology Hardware, Storage & Peripherals (0.9%)
Pure Storage, Inc. 0.125%, 4/15/23	205,000	201,023
Western Digital Corp. 1.500%, 2/1/24 (e)	62,000	58,282

		259,305

Total Information Technology		8,853,598

Materials (0.2%)
Metals & Mining (0.2%)
Allegheny Technologies, Inc. 4.750%, 7/1/22 (x)	26,000	27,543
Cleveland-Cliffs, Inc. 1.500%, 1/15/25	36,000	32,773

Total Materials		60,316

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
IH Merger Sub LLC (REIT) 3.500%, 1/15/22	32,000	41,140

Real Estate Management & Development (0.3%)
Redfin Corp. 1.750%, 7/15/23	62,000	91,235

Total Real Estate		132,375

Total Convertible Bonds		17,668,114

Total Long-Term Debt Securities (58.2%) (Cost $14,533,705)		17,668,114

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares	729,680	730,336

	Principal Amount	Value (Note 1)
Repurchase Agreements (16.9%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $800,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $816,001. (xx)	$800,000	800,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $300,002, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $111,120. (xx)	100,000	100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $2,440,872, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $2,489,685. (xx)	$2,440,868	$2,440,868
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $1,500,008, collateralized by various Common Stocks; total market value $1,666,940. (xx)	1,500,000	1,500,000

Total Repurchase Agreements		5,140,868

Total Short-Term Investments (19.4%) (Cost $5,871,128)		5,871,204

Total Investments in Securities (117.5%) (Cost $31,414,609)		35,627,352
Other Assets Less Liabilities (-17.5%)		(5,295,404)

Net Assets (100%)		$30,331,948

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $2,896,302 or 9.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $5,100,778. This was collateralized by cash of $5,140,868 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$1,064,088	$—	$1,064,088
Consumer Discretionary	—	1,764,690	—	1,764,690
Consumer Staples	—	44,325	—	44,325
Energy	—	127,243	—	127,243
Financials	—	988,574	—	988,574
Health Care	—	4,192,192	—	4,192,192
Industrials	—	440,713	—	440,713
Information Technology	—	8,853,598	—	8,853,598
Materials	—	60,316	—	60,316
Real Estate	—	132,375	—	132,375
Convertible Preferred Stocks
Communication Services	—	—	126,486	126,486
Consumer Staples	56,114	—	—	56,114
Financials	946,837	—	—	946,837
Health Care	832,478	—	—	832,478
Industrials	183,438	—	—	183,438
Information Technology	557,175	—	—	557,175
Materials	65,121	—	—	65,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Real Estate	$325,278	$—	$—	$325,278
Utilities	694,271	—	—	694,271
Exchange Traded Funds	8,066,415	—	—	8,066,415
Preferred Stocks
Consumer Discretionary	118,711	—	—	118,711
Health Care	115,710	—	—	115,710
Short-Term Investments
Investment Company	730,336	—	—	730,336
Repurchase Agreements	—	5,140,868	—	5,140,868

Total Assets	$12,691,884	$22,808,982	$126,486	$35,627,352

Total Liabilities	$—	$—	$—	$—

Total	$12,691,884	$22,808,982	$126,486	$35,627,352

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,905,743
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,182,239

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,826,387
Aggregate gross unrealized depreciation	(693,481)

Net unrealized appreciation	$4,132,906

Federal income tax cost of investments in securities and derivative instruments, if applicable	$31,494,446

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $26,273,741)	$30,486,484
Repurchase Agreements (Cost $5,140,868)	5,140,868
Cash	416,346
Dividends, interest and other receivables	58,839
Securities lending income receivable	5,568
Receivable for Portfolio shares sold	4,117
Other assets	370

Total assets	36,112,592

LIABILITIES
Payable for return of collateral on securities loaned	5,140,868
Payable for securities purchased	554,677
Payable for Portfolio shares redeemed	20,764
Investment management fees payable	6,112
Administrative fees payable	3,004
Distribution fees payable – Class IB	2,567
Accrued expenses	52,652

Total liabilities	5,780,644

NET ASSETS	$30,331,948

Net assets were comprised of:
Paid in capital	$24,773,126
Total distributable earnings (loss)	5,558,822

Net assets	$30,331,948

Class IB
Net asset value, offering and redemption price per share, $12,822,625 / 1,011,543 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.68

Class K
Net asset value, offering and redemption price per share, $17,509,323 / 1,382,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.66

(x)	Includes value of securities on loan of $5,100,778.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$170,423
Interest	98,500
Securities lending (net)	14,539

Total income	283,462

EXPENSES
Investment management fees	97,174
Professional fees	31,407
Administrative fees	17,134
Custodian fees	15,415
Distribution fees – Class IB	14,557
Printing and mailing expenses	11,365
Trustees’ fees	437
Miscellaneous	1,150

Gross expenses	188,639
Less: Waiver from investment manager	(64,125)

Net expenses	124,514

NET INVESTMENT INCOME (LOSS)	158,948

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,266,969
Net change in unrealized appreciation (depreciation) on investments in securities	970,342

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,237,311

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,396,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$158,948	$365,152
Net realized gain (loss)	1,266,969	946,646
Net change in unrealized appreciation (depreciation)	970,342	3,844,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,396,259	5,156,153

Distributions to shareholders:
Class IB	—	(630,647)
Class K	—	(824,846)

Total distributions to shareholders	—	(1,455,493)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [108,260 and 179,215 shares, respectively]	1,263,416	2,053,476
Capital shares issued in reinvestment of dividends and distributions [0 and 54,390 shares, respectively]	—	630,647
Capital shares repurchased [(134,320) and (130,803) shares, respectively]	(1,539,241)	(1,498,611)

Total Class IB transactions	(275,825)	1,185,512

Class K
Capital shares sold [1,025,272 and 230,466 shares, respectively]	12,094,128	2,641,027
Capital shares issued in reinvestment of dividends and distributions [0 and 71,285 shares, respectively]	—	824,846
Capital shares repurchased [(943,621) and (149,153) shares, respectively]	(11,468,030)	(1,695,649)

Total Class K transactions	626,098	1,770,224

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	350,273	2,955,736

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,746,532	6,656,396
NET ASSETS:
Beginning of period	27,585,416	20,929,020

End of period	$30,331,948	$27,585,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.81		$10.06		$11.03		$10.20		$9.84		$10.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.15		0.25		0.24		0.20		0.19
Net realized and unrealized gain (loss)	0.81		2.24		(0.70)		1.21		0.55		(0.53)

Total from investment operations	0.87		2.39		(0.45)		1.45		0.75		(0.34)

Less distributions:
Dividends from net investment income	—		(0.34)		(0.26)		(0.34)		(0.30)		(0.34)
Distributions from net realized gains	—		(0.30)		(0.26)		(0.28)		—		(0.16)
Return of capital	—		—		—		—		(0.09)		(0.01)

Total dividends and distributions	—		(0.64)		(0.52)		(0.62)		(0.39)		(0.51)

Net asset value, end of period	$12.68		$11.81		$10.06		$11.03		$10.20		$9.84

Total return (b)	7.37%		23.93%		(4.22)%		14.28%		7.62%		(3.29)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,823		$12,255		$9,403		$7,637		$5,572		$6,922
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04	%(j)	1.10	%(k)	1.19	%***(m)	1.18	%(n)	1.22	%(n)	1.32%**
Before waivers (a)(f)	1.50%		1.59%		1.67%		1.72%		1.70%		1.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.98%		1.35%		2.23%		2.11%		1.98%		1.77%
Before waivers (a)(f)	0.52%		0.86%		1.75%		1.58%		1.50%		1.32%
Portfolio turnover rate^	37	%(z)	35%		32%		35%		33%		47%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.79		$10.04		$11.01		$10.18		$9.82		$10.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.18		0.27		0.25		0.22		0.21
Net realized and unrealized gain (loss)	0.80		2.24		(0.69)		1.23		0.56		(0.53)

Total from investment operations	0.87		2.42		(0.42)		1.48		0.78		(0.32)

Less distributions:
Dividends from net investment income	—		(0.37)		(0.29)		(0.37)		(0.32)		(0.36)
Distributions from net realized gains	—		(0.30)		(0.26)		(0.28)		—		(0.16)
Return of capital	—		—		—		—		(0.10)		(0.01)

Total dividends and distributions	—		(0.67)		(0.55)		(0.65)		(0.42)		(0.53)

Net asset value, end of period	$12.66		$11.79		$10.04		$11.01		$10.18		$9.82

Total return (b)	7.38%		24.27%		(3.98)%		14.58%		7.91%		(3.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,509		$15,331		$11,526		$11,402		$11,093		$10,951
Ratio of expenses to average net assets:
After waivers (a)(f)	0.79	%(j)	0.85	%(k)	0.94	%***(m)	0.93	%(n)	0.97	%(n)	1.07%**
Before waivers (a)(f)	1.25%		1.34%		1.41%		1.46%		1.45%		1.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.26%		1.61%		2.40%		2.29%		2.24%		2.01%
Before waivers (a)(f)	0.80%		1.12%		1.93%		1.76%		1.76%		1.56%
Portfolio turnover rate^	37	%(z)	35%		32%		35%		33%		47%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	Includes Tax expense of 0.02%.
***	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB and 0.90% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class IB and 0.97% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class IB and 1.06% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB and 1.05% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	26.4%
Collateralized Mortgage Obligations	11.1
Information Technology	10.0
Investment Companies	7.4
Asset-Backed Securities	6.2
Financials	6.2
Health Care	5.6
Consumer Discretionary	5.2
Communication Services	4.9
Industrials	3.8
Consumer Staples	3.0
Energy	2.4
Mortgage-Backed Securities	1.6
Real Estate	1.4
Utilities	0.8
Materials	0.6
Cash and Other	3.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,016.00	$5.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.10	5.81
Class K
Actual	1,000.00	1,016.84	4.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.35	4.56

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.16% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.2%)
Ajax Mortgage Loan Trust, Series 2018-C A 4.360%, 9/25/65 (l)§	$325,049	$334,899
Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1 A1 3.475%, 6/28/34 (e)§	124,190	123,928
C-BASS TRUST, Series 2007-CB1 AF6 3.403%, 1/25/37 (e)	1,274,485	498,655
CSMC Trust, Series 2019-JR1 A1 4.095%, 9/27/66 (l)§	522,649	526,364
GCAT LLC, Series 2019-2 A1 3.475%, 6/25/24 (e)§	140,592	140,051
HSI Asset Securitization Corp. Trust, Series 2006-HE1 1A1 0.325%, 10/25/36 (l)	1,091,568	450,017
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2 A1 3.844%, 12/27/58 (e)§	280,034	280,058
PRPM LLC, Series 2019-2A A1 3.967%, 4/25/24 (e)§	403,203	405,349
RASC Trust, Series 2007-EMX1 A13 0.385%, 1/25/37 (l)	678,074	604,603

Total Asset-Backed Securities		3,363,924

Collateralized Mortgage Obligations (11.1%)
BRAVO Residential Funding Trust, Series 2020-RPL1 M1 3.250%, 5/26/59 (l)§	500,000	508,285
CitiMortgage Alternative Loan Trust, Series 2007-A2 1A5 6.000%, 2/25/37	539,523	530,115
FHLMC, Series 358 300 3.000%, 10/15/47 STRIPS	342,318	364,047
Series 4484 CD 1.750%, 7/15/30	190,206	194,510
Series 4624 GA 2.500%, 4/15/40	277,313	283,153
Series 4749 LV 3.500%, 4/15/38	450,000	472,489
Series 4894 ZE 3.500%, 7/15/49	828,454	897,676
FHLMC STACR Remic Trust, Series 2020-DNA2 M2 2.035%, 2/25/50 (l)§	300,000	284,431
FNMA, Series 2016-9 A 3.000%, 9/25/43	281,585	287,069
Series 2017-51 EA 3.000%, 11/25/42	297,947	307,058
Series 2018-21 (Zero Coupon), 4/25/48 PO	348,034	324,993
Series 2018-36 A 3.000%, 6/25/48	181,460	190,419
GNMA, Series 2016-93 LA 3.000%, 5/20/45	859,278	877,386
Verus Securitization Trust, Series 2020-2 A2 2.989%, 5/25/60 (l)§	300,000	301,924
Wells Fargo Alternative Loan Trust, Series 2007-PA6 A1 4.395%, 12/28/37 (l)	268,175	250,783

Total Collateralized Mortgage Obligations		6,074,338

Corporate Bonds (16.2%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 5.250%, 3/1/37	15,000	18,769
6.375%, 3/1/41	50,000	69,738
CCO Holdings LLC 5.000%, 2/1/28§	30,000	30,937
CenturyLink, Inc. 5.125%, 12/15/26§	25,000	24,922
4.000%, 2/15/27§	25,000	24,281
Cincinnati Bell, Inc. 7.000%, 7/15/24§	15,000	15,150
Frontier Communications Corp. 8.000%, 4/1/27 (e)(h)§	40,000	40,500
Intelsat Jackson Holdings SA 8.500%, 10/15/24 (h)§	25,000	15,031
Level 3 Financing, Inc. 4.250%, 7/1/28§	40,000	39,954
Telesat Canada 6.500%, 10/15/27§	10,000	9,783
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.10%), 1.492%, 5/15/25 (k)	59,000	59,723
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	25,000	23,750
6.125%, 3/1/28§	15,000	14,588

		387,126

Entertainment (0.1%)
Lions Gate Capital Holdings LLC 6.375%, 2/1/24§	35,000	34,125
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	25,000	25,719

		59,844

Media (0.9%)
Cengage Learning, Inc. 9.500%, 6/15/24§	20,000	14,000
Charter Communications Operating LLC 4.908%, 7/23/25	95,000	108,526
Comcast Corp. 3.700%, 4/15/24	75,000	82,996
3.400%, 4/1/30	50,000	57,516
Diamond Sports Group LLC 5.375%, 8/15/26§	20,000	14,470
DISH DBS Corp. 5.875%, 11/15/24	20,000	19,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Gray Television, Inc. 7.000%, 5/15/27§	$40,000	$41,050
iHeartCommunications, Inc. 8.375%, 5/1/27	5,000	4,575
Interpublic Group of Cos., Inc. (The) 4.650%, 10/1/28	45,000	51,926
Nexstar Broadcasting, Inc. 5.625%, 7/15/27§	20,000	19,850
Scripps Escrow, Inc. 5.875%, 7/15/27§	20,000	18,950
Sirius XM Radio, Inc. 4.125%, 7/1/30§	20,000	19,779

		453,538

Wireless Telecommunication Services (0.2%)
Gogo Intermediate Holdings LLC 9.875%, 5/1/24§	20,000	16,950
Sprint Corp. 7.125%, 6/15/24	25,000	28,111
T-Mobile USA, Inc. 3.750%, 4/15/27§	20,000	22,113
2.050%, 2/15/28§	40,000	40,019

		107,193

Total Communication Services		1,007,701

Consumer Discretionary (1.9%)
Auto Components (0.1%)
Clarios Global LP 6.250%, 5/15/26§	15,000	15,431
Dana, Inc. 5.625%, 6/15/28	35,000	34,650
Icahn Enterprises LP 5.250%, 5/15/27	20,000	19,250

		69,331

Automobiles (0.0%)
Ford Motor Co. 9.000%, 4/22/25	15,000	16,233

Distributors (0.1%)
Performance Food Group, Inc. 5.500%, 10/15/27§	30,000	28,950

Hotels, Restaurants & Leisure (0.8%)
1011778 BC ULC 5.000%, 10/15/25§	20,000	19,850
Boyd Gaming Corp. 4.750%, 12/1/27§	30,000	25,800
Caesars Resort Collection LLC 5.250%, 10/15/25§	35,000	30,450
Carnival Corp. 11.500%, 4/1/23§	5,000	5,414
Colt Merger Sub, Inc. 6.250%, 7/1/25§	30,000	29,850
Eldorado Resorts, Inc. 6.000%, 4/1/25	30,000	31,237
Golden Nugget, Inc. 6.750%, 10/15/24§	40,000	28,650
Hilton Domestic Operating Co., Inc. 5.375%, 5/1/25§	5,000	4,950
5.750%, 5/1/28§	5,000	5,037
IRB Holding Corp. 6.750%, 2/15/26§	30,000	28,650
LTF Merger Sub, Inc. 8.500%, 6/15/23§	15,000	12,375
McDonald’s Corp. 3.600%, 7/1/30	45,000	51,888
MGM Resorts International 6.750%, 5/1/25	40,000	39,603
Scientific Games International, Inc. 7.250%, 11/15/29§	15,000	11,888
Six Flags Theme Parks, Inc. 7.000%, 7/1/25§	45,000	46,687
Twin River Worldwide Holdings, Inc. 6.750%, 6/1/27§	25,000	23,750
Viking Cruises Ltd. 13.000%, 5/15/25§	10,000	10,485
5.875%, 9/15/27§	50,000	29,750
Yum! Brands, Inc. 7.750%, 4/1/25§	10,000	10,788

		447,102

Household Durables (0.1%)
Mattamy Group Corp. 4.625%, 3/1/30§	30,000	28,881
Tempur Sealy International, Inc. 5.500%, 6/15/26	25,000	25,563

		54,444

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc. 3.250%, 2/15/30	50,000	46,625

Leisure Products (0.1%)
Hasbro, Inc. 3.500%, 9/15/27	50,000	51,445

Multiline Retail (0.2%)
Dollar Tree, Inc. 4.000%, 5/15/25	95,000	107,078
Nordstrom, Inc. 8.750%, 5/15/25§	5,000	5,379

		112,457

Specialty Retail (0.3%)
Asbury Automotive Group, Inc. 4.500%, 3/1/28§	6,000	5,820
4.750%, 3/1/30§	6,000	5,850
Carvana Co. 8.875%, 10/1/23§	10,000	10,041
Home Depot, Inc. (The) 3.900%, 6/15/47	40,000	49,499
PetSmart, Inc. 7.125%, 3/15/23§	30,000	29,544
5.875%, 6/1/25§	17,000	17,021
Staples, Inc. 7.500%, 4/15/26§	30,000	23,550

		141,325

Textiles, Apparel & Luxury Goods (0.1%)
William Carter Co. (The) 5.500%, 5/15/25§	65,000	67,112

Total Consumer Discretionary		1,035,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	$45,000	$54,555
Constellation Brands, Inc. 3.150%, 8/1/29	90,000	96,908

		151,463

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc. 4.625%, 1/15/27§	25,000	24,906
US Foods, Inc. 6.250%, 4/15/25§	5,000	5,075

		29,981

Food Products (0.5%)
B&G Foods, Inc. 5.250%, 4/1/25	20,000	20,090
5.250%, 9/15/27	10,000	10,025
JBS USA Lux SA 5.875%, 7/15/24§	10,000	10,138
5.750%, 6/15/25§	5,000	5,044
6.750%, 2/15/28§	33,000	34,794
Kraft Heinz Foods Co. 3.950%, 7/15/25	10,000	10,681
5.000%, 7/15/35	10,000	11,000
5.200%, 7/15/45	30,000	31,602
Post Holdings, Inc. 4.625%, 4/15/30§	30,000	29,325
Smithfield Foods, Inc. 4.250%, 2/1/27§	95,000	97,256

		259,955

Household Products (0.1%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	30,000	29,288
Kronos Acquisition Holdings, Inc. 9.000%, 8/15/23§	25,000	23,785

		53,073

Tobacco (0.1%)
Altria Group, Inc. 4.450%, 5/6/50	50,000	54,245

Total Consumer Staples		548,717

Energy (1.7%)
Energy Equipment & Services (0.2%)
Tervita Corp. 7.625%, 12/1/21§	25,000	20,000
Transocean Poseidon Ltd. 6.875%, 2/1/27§	30,000	25,800
Transocean, Inc. 8.000%, 2/1/27§	20,000	11,013
USA Compression Partners LP 6.875%, 9/1/27	40,000	37,838

		94,651

Oil, Gas & Consumable Fuels (1.5%)
Antero Midstream Partners LP 5.750%, 3/1/27§	13,000	10,400
Apache Corp. 4.375%, 10/15/28	20,000	17,671
Cheniere Energy Partners LP 5.250%, 10/1/25	5,000	4,984
5.625%, 10/1/26	25,000	24,781
Energy Transfer Operating LP 4.750%, 1/15/26	50,000	54,157
EOG Resources, Inc. 4.375%, 4/15/30	45,000	53,740
EQM Midstream Partners LP 6.500%, 7/1/27§	30,000	30,727
EQT Corp. 6.125%, 2/1/25 (e)	15,000	14,948
Exxon Mobil Corp. 2.610%, 10/15/30	20,000	21,251
4.227%, 3/19/40	10,000	12,049
Gulfport Energy Corp. 6.375%, 5/15/25	25,000	12,379
Hess Midstream Operations LP 5.125%, 6/15/28§	30,000	28,779
Hilcorp Energy I LP 6.250%, 11/1/28§	25,000	20,000
Indigo Natural Resources LLC 6.875%, 2/15/26§	10,000	9,255
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	40,000	53,674
Marathon Petroleum Corp. 5.125%, 12/15/26	45,000	51,920
MEG Energy Corp. 7.000%, 3/31/24§	6,000	5,130
7.125%, 2/1/27§	40,000	33,250
Oasis Petroleum, Inc. 6.875%, 3/15/22	45,000	7,987
Occidental Petroleum Corp. 8.000%, 7/15/25	15,000	15,056
3.500%, 8/15/29	15,000	10,974
Series 1 4.100%, 2/1/21	20,000	19,990
Parkland Corp. 5.875%, 7/15/27§	45,000	46,462
Parsley Energy LLC 5.625%, 10/15/27§	30,000	29,550
Peabody Energy Corp. 6.000%, 3/31/22§	15,000	9,750
QEP Resources, Inc. 5.625%, 3/1/26	15,000	9,600
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	30,000	33,431
Sunoco LP 6.000%, 4/15/27	15,000	14,850
Targa Resources Partners LP 5.500%, 3/1/30§	25,000	24,062
Total Capital International SA 3.386%, 6/29/60	50,000	51,221
Viper Energy Partners LP 5.375%, 11/1/27§	25,000	24,483
Western Midstream Operating LP 3.100%, 2/1/25 (e)	20,000	18,924
WPX Energy, Inc. 5.875%, 6/15/28	15,000	14,414
4.500%, 1/15/30	20,000	17,600

		807,449

Total Energy		902,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (3.2%)
Banks (1.1%)
Bank of America Corp. (ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)	$45,000	$52,219
Bank of Montreal (USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	50,000	53,211
Bank of Nova Scotia (The) 1.625%, 5/1/23	65,000	66,473
3.400%, 2/11/24	35,000	38,023
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.10%), 1.486%, 5/17/24 (k)	95,000	94,804
Commonwealth Bank of Australia 3.900%, 7/12/47§	50,000	60,592
JPMorgan Chase & Co. (ICE LIBOR USD 3 Month + 1.10%), 1.418%, 6/7/21 (k)	55,000	55,399
Mitsubishi UFJ Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.74%), 1.084%, 3/2/23 (k)	95,000	94,485
Santander Holdings USA, Inc. 3.400%, 1/18/23	95,000	98,848

		614,054

Capital Markets (0.4%)
Goldman Sachs Group, Inc. (The) 3.625%, 2/20/24	95,000	103,342
Morgan Stanley (ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	95,000	102,019

		205,361

Consumer Finance (1.0%)
American Express Co. 3.400%, 2/22/24	90,000	97,933
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.72%), 1.480%, 1/30/23 (k)	105,000	101,021
Discover Financial Services 4.100%, 2/9/27	70,000	76,634
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 0.99%), 2.363%, 1/5/23 (k)	90,000	86,494
John Deere Capital Corp. 2.600%, 3/7/24	85,000	90,496
Navient Corp. 5.000%, 3/15/27	15,000	12,450
Springleaf Finance Corp. 6.625%, 1/15/28	30,000	29,587
5.375%, 11/15/29	15,000	14,025
Synchrony Financial 3.950%, 12/1/27	55,000	57,036

		565,676

Diversified Financial Services (0.1%)
MPH Acquisition Holdings LLC 7.125%, 6/1/24§	45,000	41,850
Verscend Escrow Corp. 9.750%, 8/15/26§	25,000	26,938

		68,788

Insurance (0.5%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	20,000	19,796
Athene Global Funding 3.000%, 7/1/22§	55,000	56,231
GTCR AP Finance, Inc. 8.000%, 5/15/27§	25,000	25,734
NFP Corp. 6.875%, 7/15/25§	40,000	39,459
Prudential Financial, Inc. 3.905%, 12/7/47	50,000	57,024
Willis North America, Inc. 4.500%, 9/15/28	45,000	52,676

		250,920

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23§	30,000	30,786

Total Financials		1,735,585

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc. 4.700%, 5/14/45	85,000	105,741

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc. 7.250%, 2/1/28§	25,000	25,412

Health Care Providers & Services (1.0%)
Anthem, Inc. 2.375%, 1/15/25	50,000	53,001
Cigna Corp. (ICE LIBOR USD 3 Month + 0.89%), 2.109%, 7/15/23 (k)	70,000	70,413
4.900%, 12/15/48	65,000	84,874
CVS Health Corp. 5.050%, 3/25/48	65,000	84,814
HCA, Inc. 5.375%, 9/1/26	40,000	43,600
4.125%, 6/15/29	45,000	49,735
LifePoint Health, Inc. 6.750%, 4/15/25§	10,000	10,250
4.375%, 2/15/27§	25,000	23,474
Molina Healthcare, Inc. 4.375%, 6/15/28§	5,000	4,987
Radiology Partners, Inc. 9.250%, 2/1/28§	30,000	28,275
Select Medical Corp. 6.250%, 8/15/26§	45,000	45,493
West Street Merger Sub, Inc. 6.375%, 9/1/25§	30,000	29,100

		528,016

Pharmaceuticals (0.3%)
Bausch Health Cos., Inc. 6.250%, 2/15/29§	50,000	50,188
Eli Lilly and Co. 3.950%, 3/15/49	85,000	107,560

		157,748

Total Health Care		816,917

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (2.0%)
Aerospace & Defense (0.5%)
Bombardier, Inc. 6.000%, 10/15/22§	$25,000	$17,500
BWX Technologies, Inc. 4.125%, 6/30/28§	45,000	44,887
Lockheed Martin Corp. 4.700%, 5/15/46	80,000	110,564
TransDigm, Inc. 8.000%, 12/15/25§	5,000	5,255
6.250%, 3/15/26§	55,000	54,691
6.375%, 6/15/26	15,000	13,687
5.500%, 11/15/27	25,000	21,818
Triumph Group, Inc. 7.750%, 8/15/25	15,000	11,250

		279,652

Airlines (0.1%)
Mileage Plus Holdings LLC 6.500%, 6/20/27§	40,000	39,913

Building Products (0.2%)
Builders FirstSource, Inc. 6.750%, 6/1/27§	25,000	25,594
5.000%, 3/1/30§	20,000	18,850
Griffon Corp. 5.750%, 3/1/28	20,000	19,719
Owens Corning 4.400%, 1/30/48	50,000	51,292

		115,455

Commercial Services & Supplies (0.5%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	25,000	26,187
9.750%, 7/15/27§	25,000	26,344
Aramark Services, Inc. 6.375%, 5/1/25§	40,000	41,305
Garda World Security Corp. 8.750%, 5/15/25§	25,000	25,594
GFL Environmental, Inc. 4.250%, 6/1/25§	20,000	20,150
5.125%, 12/15/26§	30,000	30,946
8.500%, 5/1/27§	12,000	13,050
KAR Auction Services, Inc. 5.125%, 6/1/25§	30,000	29,550
Waste Management, Inc. 4.000%, 7/15/39	50,000	51,854

		264,980

Construction & Engineering (0.0%)
AECOM 5.125%, 3/15/27	15,000	16,088

Professional Services (0.1%)
Dun & Bradstreet Corp. (The) 6.875%, 8/15/26§	30,000	31,612
Jaguar Holding Co. II 5.000%, 6/15/28§	15,000	15,338

		46,950

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC 3.050%, 2/15/51	55,000	58,518
CSX Corp. 3.800%, 11/1/46	45,000	51,607
Kenan Advantage Group, Inc. (The) 7.875%, 7/31/23§	5,000	4,450
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	50,000	55,008
Uber Technologies, Inc. 7.500%, 9/15/27§	20,000	19,900

		189,483

Trading Companies & Distributors (0.3%)
Air Lease Corp. 3.250%, 3/1/25	55,000	54,911
Beacon Roofing Supply, Inc. 4.875%, 11/1/25§	40,000	35,700
United Rentals North America, Inc. 6.500%, 12/15/26	20,000	20,900
5.250%, 1/15/30	30,000	31,275

		142,786

Total Industrials		1,095,307

Information Technology (0.9%)
Communications Equipment (0.0%)
CommScope, Inc. 5.500%, 3/1/24§	10,000	10,100
6.000%, 3/1/26§	25,000	25,625

		35,725

IT Services (0.2%)
DXC Technology Co. 4.000%, 4/15/23	10,000	10,461
4.125%, 4/15/25	35,000	37,159
GTT Communications, Inc. 7.875%, 12/31/24§	15,000	7,875
Tempo Acquisition LLC 6.750%, 6/1/25§	40,000	40,400

		95,895

Semiconductors & Semiconductor Equipment (0.2%)
NXP BV 3.875%, 6/18/26§	50,000	55,759
Xilinx, Inc. 2.375%, 6/1/30	55,000	56,707

		112,466

Software (0.2%)
Genesys Telecommunications Laboratories, Inc. 10.000%, 11/30/24§	40,000	41,392
Oracle Corp. 3.600%, 4/1/50	50,000	55,619

		97,011

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc. 4.650%, 2/23/46	70,000	95,771
2.950%, 9/11/49	15,000	16,403
NetApp, Inc. 1.875%, 6/22/25	55,000	55,782

		167,956

Total Information Technology		509,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.6%)
Chemicals (0.1%)
Gates Global LLC 6.250%, 1/15/26§	$15,000	$14,700
Nutrien Ltd. 4.200%, 4/1/29	40,000	46,146

		60,846

Containers & Packaging (0.3%)
Berry Global, Inc. 5.625%, 7/15/27§	30,000	30,750
Flex Acquisition Co., Inc. 6.875%, 1/15/25§	30,000	28,800
Packaging Corp. of America 3.000%, 12/15/29	50,000	53,785
Silgan Holdings, Inc. 4.125%, 2/1/28§	30,000	29,737
WRKCo., Inc. 3.750%, 3/15/25	50,000	55,001

		198,073

Metals & Mining (0.2%)
Arconic Corp. 6.125%, 2/15/28§	30,000	30,144
Novelis Corp. 4.750%, 1/30/30§	40,000	38,200
SunCoke Energy Partners LP 7.500%, 6/15/25§	25,000	21,250

		89,594

Total Materials		348,513

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT) 4.000%, 1/15/24	85,000	93,014
American Tower Corp. (REIT) 3.950%, 3/15/29	50,000	57,315
Crown Castle International Corp. (REIT) 3.650%, 9/1/27	40,000	44,618
MPT Operating Partnership LP (REIT) 5.250%, 8/1/26	45,000	46,575
Public Storage (REIT) 3.385%, 5/1/29	35,000	40,433
VICI Properties LP (REIT) 3.750%, 2/15/27§	5,000	4,681
4.125%, 8/15/30§	15,000	14,306
Welltower, Inc. (REIT) 3.950%, 9/1/23	90,000	96,344

		397,286

Real Estate Management & Development (0.0%)
Realogy Group LLC 7.625%, 6/15/25§	10,000	10,002

Total Real Estate		407,288

Utilities (0.8%)
Electric Utilities (0.5%)
Georgia Power Co. Series A 2.200%, 9/15/24	50,000	52,406
Monongahela Power Co. 5.400%, 12/15/43§	50,000	70,106
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	50,000	51,109
PG&E Corp. 5.000%, 7/1/28	40,000	39,988
Pinnacle West Capital Corp. 1.300%, 6/15/25	45,000	45,436

		259,045

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The) 4.487%, 3/4/49§	50,000	61,408
East Ohio Gas Co. (The) 3.000%, 6/15/50§	60,000	59,530

		120,938

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp. 5.125%, 3/15/28§	25,000	24,437

Water Utilities (0.1%)
Essential Utilities, Inc. 2.704%, 4/15/30	50,000	52,333

Total Utilities		456,753

Total Corporate Bonds		8,862,958

Mortgage-Backed Securities (1.6%)
FNMA UMBS 3.000%, 4/1/37	330,186	349,517
2.500%, 5/1/50	499,149	520,506

Total Mortgage-Backed Securities		870,023

U.S. Treasury Obligations (13.6%)
U.S. Treasury Bonds 1.125%, 5/15/40	160,000	158,542
3.125%, 2/15/43	220,000	298,242
3.625%, 8/15/43	160,000	233,705
2.750%, 11/15/47	210,000	274,725
1.250%, 5/15/50	180,000	172,975
U.S. Treasury Notes 1.750%, 11/30/21	450,000	460,067
0.125%, 5/31/22	350,000	349,755
0.250%, 6/15/23	820,000	821,796
2.125%, 9/30/24	300,000	323,800
2.250%, 10/31/24	300,000	325,776
2.750%, 2/28/25	100,000	111,468
0.250%, 5/31/25	640,000	639,151
3.000%, 9/30/25	290,000	330,354
2.250%, 3/31/26	240,000	265,556
1.625%, 10/31/26	290,000	311,530
0.500%, 5/31/27	530,000	530,514
2.250%, 11/15/27	320,000	360,326
1.625%, 8/15/29	1,000,000	1,091,142
0.625%, 5/15/30	340,000	339,107

Total U.S. Treasury Obligations		7,398,531

Total Long-Term Debt Securities (48.7%) (Cost $26,407,607)		26,569,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Interactive Media & Services (3.0%)
Alphabet, Inc., Class A*	645	$914,642
Facebook, Inc., Class A*	3,261	740,476

		1,655,118

Total Communication Services		1,655,118

Consumer Discretionary (3.3%)
Internet & Direct Marketing Retail (2.1%)
Amazon.com, Inc.*	346	954,552
Booking Holdings, Inc.*	112	178,342

		1,132,894

Multiline Retail (0.9%)
Dollar General Corp.	1,469	279,859
Target Corp.	2,103	252,213

		532,072

Specialty Retail (0.3%)
Ross Stores, Inc.	1,863	158,802

Total Consumer Discretionary		1,823,768

Consumer Staples (2.0%)
Beverages (0.6%)
Constellation Brands, Inc., Class A	1,997	349,375

Food & Staples Retailing (0.2%)
Sysco Corp.	1,869	102,160

Household Products (0.8%)
Procter & Gamble Co. (The)	3,429	410,005

Tobacco (0.4%)
Philip Morris International, Inc.	3,262	228,536

Total Consumer Staples		1,090,076

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Exxon Mobil Corp.	5,803	259,510
Pioneer Natural Resources Co.	1,333	130,234

		389,744

Total Energy		389,744

Financials (3.0%)
Banks (1.4%)
Citigroup, Inc.	6,715	343,137
First Republic Bank	1,775	188,132
Truist Financial Corp.	6,593	247,567

		778,836

Capital Markets (0.8%)
Charles Schwab Corp. (The)	5,850	197,379
Intercontinental Exchange, Inc.	2,410	220,756

		418,135

Insurance (0.8%)
Aflac, Inc.	5,590	201,408
Willis Towers Watson plc	1,156	227,674

		429,082

Total Financials		1,626,053

Health Care (4.1%)
Biotechnology (0.5%)
BioMarin Pharmaceutical, Inc.*	1,304	160,836
Vertex Pharmaceuticals, Inc.*	371	107,705

		268,541

Health Care Equipment & Supplies (1.0%)
Alcon, Inc.*	3,223	184,742
Boston Scientific Corp.*	10,027	352,048

		536,790

Health Care Providers & Services (1.3%)
Anthem, Inc.	1,145	301,112
UnitedHealth Group, Inc.	1,395	411,455

		712,567

Pharmaceuticals (1.3%)
AstraZeneca plc (ADR)	5,932	313,744
Roche Holding AG (ADR)	6,550	284,139
Zoetis, Inc.	1,057	144,851

		742,734

Total Health Care		2,260,632

Industrials (1.8%)
Aerospace & Defense (0.3%)
Boeing Co. (The)	987	180,917

Electrical Equipment (0.5%)
AMETEK, Inc.	2,736	244,516

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,984	286,867

Machinery (0.5%)
Parker-Hannifin Corp.	1,400	256,578

Total Industrials		968,878

Information Technology (9.1%)
Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	10,523	272,546

IT Services (1.5%)
PayPal Holdings, Inc.*	2,518	438,711
Visa, Inc., Class A	2,047	395,419

		834,130

Semiconductors & Semiconductor Equipment (1.5%)
Analog Devices, Inc.	2,367	290,289
KLA Corp.	951	184,950
Lam Research Corp.	1,049	339,310

		814,549

Software (3.9%)
Adobe, Inc.*	999	434,875
Microsoft Corp.	6,459	1,314,471
Splunk, Inc.*	1,829	363,422

		2,112,768

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	2,482	905,433

Total Information Technology		4,939,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	1,373	$354,975

Total Real Estate		354,975

Total Common Stocks (27.7%) (Cost $11,216,673)		15,108,670

INVESTMENT COMPANIES:
Fixed Income (7.4%)
DoubleLine Floating Rate Fund, Class I‡	198,468	1,788,198
DoubleLine Global Bond Fund, Class I‡	212,563	2,214,904

Total Investment Companies (7.4%) (Cost $4,102,239)		4,003,102

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (12.8%)
U.S. Treasury Bills 0.14%, 9/8/20 (p)	$3,000,000	2,999,157
0.17%, 2/25/21 (p)	4,000,000	3,995,556

Total U.S. Treasury Obligations		6,994,713

Total Short-Term Investments (12.8%) (Cost $6,993,324)		6,994,713

Total Investments in Securities (96.6%) (Cost $48,719,843)		52,676,259
Other Assets Less Liabilities (3.4%)		1,840,973

Net Assets (100%)		$54,517,232

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $6,281,026 or 11.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(p)	Yield to maturity.

Glossary:

ADR	—	American Depositary Receipt
CAPE	—	Cyclically Adjusted Price Earnings
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	198,468	1,204,349	1,000,000	(300,000)	(26,298)	(89,853)	1,788,198	30,993	—
DoubleLine Global Bond Fund, Class I	212,563	1,932,551	800,000	(500,000)	(3,823)	(13,824)	2,214,904	—	—

Total		3,136,900	1,800,000	(800,000)	(30,121)	(103,677)	4,003,102	30,993	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

OTC Total return swap contracts outstanding as of June 30, 2020 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	7/14/2020	USD 7,499,999	840,424

							840,424

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,363,924	$—	$3,363,924
Collateralized Mortgage Obligations	—	6,074,338	—	6,074,338
Common Stocks
Communication Services	1,655,118	—	—	1,655,118
Consumer Discretionary	1,823,768	—	—	1,823,768
Consumer Staples	1,090,076	—	—	1,090,076
Energy	389,744	—	—	389,744
Financials	1,626,053	—	—	1,626,053
Health Care	2,260,632	—	—	2,260,632
Industrials	968,878	—	—	968,878
Information Technology	4,939,426	—	—	4,939,426
Real Estate	354,975	—	—	354,975
Corporate Bonds
Communication Services	—	1,007,701	—	1,007,701
Consumer Discretionary	—	1,035,024	—	1,035,024
Consumer Staples	—	548,717	—	548,717
Energy	—	902,100	—	902,100
Financials	—	1,735,585	—	1,735,585
Health Care	—	816,917	—	816,917
Industrials	—	1,095,307	—	1,095,307
Information Technology	—	509,053	—	509,053
Materials	—	348,513	—	348,513
Real Estate	—	407,288	—	407,288
Utilities	—	456,753	—	456,753
Investment Companies	4,003,102	—	—	4,003,102
Mortgage-Backed Security	—	870,023	—	870,023
Short-Term Investments
U.S. Treasury Obligations	—	6,994,713	—	6,994,713
Total Return Swaps	—	840,424	—	840,424
U.S. Treasury Obligations	—	7,398,531	—	7,398,531

Total Assets	$19,111,772	$34,404,911	$—	$53,516,683

Total Liabilities	$—	$—	$—	$—

Total	$19,111,772	$34,404,911	$—	$53,516,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$840,424

Total		$840,424

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$(371,488)	$(371,488)

Total	$(371,488)	$(371,488)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$499,434	$499,434

Total	$499,434	$499,434

^ This Portfolio held swaps contracts as a substitute for investing in conventional securities.

The Portfolio held swaps contracts with an average notional value of approximately $10,200,000 during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$840,424	$—	$(742,919)	$97,505

Total	$840,424	$—	$(742,919)	$97,505

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,849,839
Long-term U.S. government debt securities	16,637,085

$38,486,924

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,681,473
Long-term U.S. government debt securities	15,198,149

$34,879,622

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,853,741
Aggregate gross unrealized depreciation	(1,109,236)

Net unrealized appreciation	$4,744,505

Federal income tax cost of investments in securities and derivative instruments, if applicable	$48,772,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,102,239)	$4,003,102
Unaffiliated Issuers (Cost $44,617,604)	48,673,157
Cash	1,851,246
Market value on OTC swap contracts	840,424
Receivable for securities sold	245,239
Dividends, interest and other receivables	155,479
Receivable for Portfolio shares sold	79,610
Securities lending income receivable	123
Other assets	592

Total assets	55,848,972

LIABILITIES
Payable for securities purchased	1,249,611
Investment management fees payable	26,159
Distribution fees payable – Class IB	10,915
Administrative fees payable	4,310
Payable for Portfolio shares redeemed	1,258
Accrued expenses	39,487

Total liabilities	1,331,740

NET ASSETS	$54,517,232

Net assets were comprised of:
Paid in capital	$49,986,563
Total distributable earnings (loss)	4,530,669

Net assets	$54,517,232

Class IB
Net asset value, offering and redemption price per share, $53,361,080 / 4,422,173 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.07

Class K
Net asset value, offering and redemption price per share, $1,156,152 / 95,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.08

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$472,788
Dividends ($30,993 of dividend income received from affiliates)	142,897
Securities lending (net)	770

Total income	616,455

EXPENSES
Investment management fees	192,681
Distribution fees – Class IB	63,020
Professional fees	30,742
Administrative fees	24,546
Printing and mailing expenses	12,213
Custodian fees	10,843
Trustees’ fees	816
Miscellaneous	2,218

Gross expenses	337,079
Less: Voluntary waiver from investment manager	(9,467)
Waiver from investment manager	(31,285)

Net expenses	296,327

NET INVESTMENT INCOME (LOSS)	320,128

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(30,121) realized gain (loss) from affiliates)	(9,501)
Swaps	(371,488)

Net realized gain (loss)	(380,989)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(103,677) of change in unrealized appreciation (depreciation) from affiliates)	446,577
Swaps	499,434

Net change in unrealized appreciation (depreciation)	946,011

NET REALIZED AND UNREALIZED GAIN (LOSS)	565,022

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$885,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$320,128	$977,977
Net realized gain (loss)	(380,989)	3,658,452
Net change in unrealized appreciation (depreciation)	946,011	4,700,141

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	885,150	9,336,570

Distributions to shareholders:
Class IB	—	(2,619,149)
Class K	—	(46,589)

Total distributions to shareholders	—	(2,665,738)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [400,772 and 673,413 shares, respectively]	4,566,550	7,922,202
Capital shares issued in reinvestment of dividends and distributions [0 and 222,645 shares, respectively]	—	2,619,149
Capital shares repurchased [(308,644) and (491,765) shares, respectively]	(3,520,355)	(5,768,348)

Total Class IB transactions	1,046,195	4,773,003

Class K
Capital shares sold [84,407 and 79,913 shares, respectively]	987,651	937,030
Capital shares issued in reinvestment of dividends and distributions [0 and 3,960 shares, respectively]	—	46,589
Capital shares repurchased [(62,936) and (1,131,399) shares, respectively]	(722,262)	(13,613,621)

Total Class K transactions	265,389	(12,630,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,311,584	(7,856,999)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,196,734	(1,186,167)
NET ASSETS:
Beginning of period	52,320,498	53,506,665

End of period	$54,517,232	$52,320,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.88		$10.60		$11.51		$11.10		$10.45		$11.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.20		0.18		0.06	(x)	0.16	(x)	0.09	(x)
Net realized and unrealized gain (loss)	0.12		1.71		(0.63)		1.00		0.74		(0.50)

Total from investment operations	0.19		1.91		(0.45)		1.06		0.90		(0.41)

Less distributions:
Dividends from net investment income	—		(0.24)		(0.19)		(0.07)		(0.16)		(0.09)
Distributions from net realized gains	—		(0.39)		(0.27)		(0.58)		(0.09)		(0.12)

Total dividends and distributions	—		(0.63)		(0.46)		(0.65)		(0.25)		(0.21)

Net asset value, end of period	$12.07		$11.88		$10.60		$11.51		$11.10		$10.45

Total return (b)	1.60%		18.14%		(4.10)%		9.53%		8.62%		(3.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,361		$51,439		$41,616		$44,809		$34,882		$24,703
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.16	%(j)	1.16	%(j)	1.19	%(k)	1.05%		0.64%		0.65%
Before waivers and reimbursements (a)(f)	1.32%		1.36%		1.28%		1.61%		1.01%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.24%		1.69%		1.57%		0.50	%(x)	1.49	%(x)	0.83	%(x)
Before waivers and reimbursements (a)(f)	1.08%		1.49%		1.49%		(0.06	)%(x)	1.11	%(x)	0.17	%(x)
Portfolio turnover rate^	87	%(z)	67%		83%		175	%(h)	15%		25%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.88		$10.60		$11.51		$11.10		$10.45		$11.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.23		0.21		0.14	(x)	0.15	(x)	0.10	(x)
Net realized and unrealized gain (loss)	0.11		1.71		(0.63)		0.95		0.78		(0.48)

Total from investment operations	0.20		1.94		(0.42)		1.09		0.93		(0.38)

Less distributions:
Dividends from net investment income	—		(0.27)		(0.22)		(0.10)		(0.19)		(0.12)
Distributions from net realized gains	—		(0.39)		(0.27)		(0.58)		(0.09)		(0.12)

Total dividends and distributions	—		(0.66)		(0.49)		(0.68)		(0.28)		(0.24)

Net asset value, end of period	$12.08		$11.88		$10.60		$11.51		$11.10		$10.45

Total return (b)	1.68%		18.41%		(3.86)%		9.79%		8.89%		(3.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,156		$882		$11,891		$12,637		$979		$1,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.91	%(j)	0.91	%(j)	0.94	%(k)	0.81%		0.39%		0.40%
Before waivers and reimbursements (a)(f)	1.07%		1.03%		1.03%		1.49%		0.77%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.52%		2.00%		1.82%		1.19	%(x)	1.40	%(x)	0.87	%(x)
Before waivers and reimbursements (a)(f)	1.36%		1.87%		1.74%		0.52	%(x)	1.02	%(x)	0.21	%(x)
Portfolio turnover rate^	87	%(z)	67%		83%		175	%(h)	15%		25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.24% for Class IB and 0.99% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	23.2%
Collateralized Mortgage Obligations	15.1
Asset-Backed Securities	12.4
Mortgage-Backed Securities	8.8
Commercial Mortgage-Backed Securities	6.5
Financials	5.9
Investment Companies	4.7
Energy	3.7
Utilities	3.7
Communication Services	2.5
Industrials	2.1
Foreign Government Securities	2.0
Materials	2.0
Consumer Discretionary	1.7
Health Care	1.5
Real Estate	1.2
Consumer Staples	0.9
Information Technology	0.9
Repurchase Agreements	0.1
Municipal Bonds	0.1
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,010.86	$4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.21	4.71
Class K
Actual	1,000.00	1,011.85	3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.45	3.45

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.4%)
AASET US Ltd., Series 2018-1A A 3.844%, 1/16/38§	$642,186	$572,878
ABFC Trust, Series 2007-WMC1 A1A 1.434%, 6/25/37 (l)	3,460,789	2,697,733
AIMCO CLO, Series 2018-AA D 3.685%, 4/17/31 (l)§	500,000	441,427
AMSR Trust, Series 2019-SFR1 E 3.471%, 1/19/39 (l)§	3,400,000	3,218,017
Apidos CLO XII, Series 2013-12A DR 3.819%, 4/15/31 (l)§	500,000	442,392
Apidos CLO XXI, Series 2015-21A CR 3.585%, 7/18/27 (l)§	500,000	462,834
Apres Static CLO 2 Ltd., Series 2020-1A B 4.183%, 4/15/28 (l)§	1,000,000	1,001,759
Series 2020-1A C 4.734%, 4/15/28 (l)§	1,000,000	992,939
Ares XXVIIIR CLO Ltd., Series 2018-28RA C 3.285%, 10/17/30 (l)§	500,000	471,822
Atrium IX, Series 9A DR 3.971%, 5/28/30 (l)§	500,000	476,301
Babson CLO Ltd., Series 2015-2A DR 4.085%, 10/20/30 (l)§	500,000	463,522
Series 2015-IA DR 3.735%, 1/20/31 (l)§	500,000	441,856
Bain Capital Credit CLO Ltd., Series 2016-2A DR 5.319%, 1/15/29 (l)§	500,000	461,796
Barings CLO Ltd., Series 2017-1A D 4.735%, 7/18/29 (l)§	500,000	484,623
Series 2019-1A D 5.069%, 4/15/31 (l)§	500,000	477,410
Series 2019-2A C 5.069%, 4/15/31 (l)§	500,000	473,654
CAL Funding III Ltd., Series 2018-1A A 3.960%, 2/25/43§	421,667	419,046
Canyon Capital CLO Ltd., Series 2014-1A CR 3.510%, 1/30/31(l)§	500,000	434,288
Series 2017-1A D 4.819%, 7/15/30 (l)§	500,000	473,392
Canyon CLO Ltd., Series 2020-1A B 3.149%, 7/15/28 (l)§	1,000,000	1,003,382
Castlelake Aircraft Structured Trust, Series 2019-1A A 3.967%, 4/15/39§	428,225	374,584
Catamaran CLO Ltd., Series 2018-1A A1 2.241%, 10/25/31 (l)§	500,000	482,987
CBAM Ltd., Series 2019-10A B 3.185%, 4/20/32 (l)§	500,000	489,375
CLI Funding LLC, Series 2018-1A A 4.030%, 4/18/43§	385,330	386,397
Cook Park CLO Ltd., Series 2018-1A C 2.885%, 4/17/30 (l)§	1,000,000	942,603
Series 2018-1A D 3.735%, 4/17/30 (l)§	500,000	447,049
Crown Point CLO 9 Ltd., Series 2020-9A C 3.916%, 7/14/32 (l)§	500,000	496,071
Crown Point CLO IV Ltd., Series 2018-4A C 3.035%, 4/20/31 (l)§	500,000	467,635
Dryden 40 Senior Loan Fund, Series 2015-40A DR 3.492%, 8/15/31 (l)§	500,000	455,293
Dryden 43 Senior Loan Fund, Series 2016-43A DRR 4.685%, 7/20/29 (l)§	500,000	475,597
Dryden 57 CLO Ltd., Series 2018-57A D 2.942%, 5/15/31 (l)§	500,000	436,425
Dryden 77 CLO Ltd., Series 2020-77A C 4.074%, 5/20/31 (l)§	500,000	503,640
Elevation CLO Ltd., Series 2013-1A BR2 3.642%, 8/15/32 (l)§	1,250,000	1,187,797
Elmwood CLO II Ltd., Series 2019-2A B 3.235%, 4/20/31 (l)§	500,000	488,413
ENA Norte Trust, 4.950%, 4/25/23 (m)	392,804	387,464
Flagship Credit Auto Trust, Series 2017-4 C 2.920%, 11/15/23§	500,000	501,552
Fremont Home Loan Trust, Series 2006-D 1A1 0.325%, 11/25/36 (l)	6,245,328	4,087,792
Gilbert Park CLO Ltd., Series 2017-1A D 4.169%, 10/15/30 (l)§	500,000	465,479
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A D 3.985%, 4/20/30 (l)§	1,000,000	919,365
GREYWOLF CLO VII Ltd., Series 2018-2A A1 2.315%, 10/20/31 (l)§	500,000	487,428
Helios Issuer LLC, Series 2017-1A A 4.940%, 9/20/49§	559,313	547,600
Invitation Homes Trust, Series 2018-SFR1 C 1.444%, 3/17/37 (l)§	740,000	727,473
Series 2018-SFR1 D 1.644%, 3/17/37 (l)§	490,000	474,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
JOL Air Ltd., Series 2019-1 A 3.967%, 4/15/44§	$451,228	$389,930
LCM 28 Ltd., Series 28A D 4.085%, 10/20/30 (l)§	500,000	438,277
LCM XXI LP, Series 21A DR 3.935%, 4/20/28 (l)§	500,000	465,417
Long Point Park CLO Ltd., Series 2017-1A C 3.535%, 1/17/30 (l)§	500,000	440,354
MACH 1 Cayman Ltd., Series 2019-1 A 3.474%, 10/15/39§	1,421,875	1,174,384
Madison Park Funding XIV Ltd., Series 2014-14A DRR 4.048%, 10/22/30 (l)§	500,000	454,906
MidOcean Credit CLO III, Series 2014-3A BR 2.909%, 4/21/31 (l)§	1,000,000	916,956
Mosaic Solar Loan Trust, Series 2018-1A A 4.010%, 6/22/43§	316,042	319,326
Series 2018-2GS A 4.200%, 2/22/44§	502,808	520,177
Series 2019-2A B 3.280%, 9/20/40§	500,000	446,225
Nassau Ltd., Series 2018-IA A 2.369%, 7/15/31 (l)§	500,000	476,974
Newark BSL CLO 2 Ltd., 4.641%, 7/25/30 (l)§	500,000	482,342
NP SPE II LLC, Series 2017-1A A1 3.372%, 10/21/47§	514,058	524,141
Ocean Trails CLO VIII, Series 2020-8A B 0.000%, 7/15/29 (l)§	500,000	500,000
Octagon Investment Partners 31 LLC, Series 2017-1A D 4.835%, 7/20/30 (l)§	500,000	481,700
Octagon Investment Partners 34 Ltd., Series 2017-1A D 3.635%, 1/20/30 (l)§	500,000	443,623
Octagon Investment Partners XV Ltd., Series 2013-1A DR 4.835%, 7/19/30 (l)§	500,000	473,554
OHA Credit Funding 1 Ltd., Series 2018-1A D 4.185%, 10/20/30 (l)§	500,000	460,925
OHA Credit Funding 5 Ltd., Series 2020-5A E 7.556%, 4/18/33 (l)§	1,000,000	931,055
Primose Funding LLC, Series 2019-1A A2 4.475%, 7/30/49§	995,005	1,000,398
SAPPHIRE AVIATION FINANCE II Ltd., Series 2020-1A A 3.228%, 3/15/40§	494,167	419,786
SBA Tower Trust (REIT), 3.168%, 4/11/22§	250,000	255,560
SoFi Consumer Loan Program LLC, Series 2017-2 A 3.280%, 2/25/26§	18,712	18,692
Sound Point CLO XXVI Ltd., Series 2020-1A C 3.608%, 7/20/30 (l)§	500,000	500,000
Series 2020-1A D 5.008%, 7/20/30 (l)§	500,000	490,000
Springleaf Funding Trust, Series 2017-AA A 2.680%, 7/15/30§	250,000	246,861
Stack Infrastructure Issuer LLC, Series 2019-2A A2 3.080%, 10/25/44§	500,000	488,388
STWD Ltd., Series 2019-FL1 D 2.535%, 7/15/38 (l)§	713,000	661,158
Sunrun Atlas Issuer LLC, Series 2019-2 A 3.610%, 2/1/55§	494,288	488,194
TAL Advantage VI LLC, Series 2017-1A A 4.500%, 4/20/42§	406,715	405,730
Textainer Marine Containers VII Ltd., Series 2019-1A A 3.960%, 4/20/44§	453,333	460,802
Thacher Park CLO Ltd., Series 2014-1A D1R 4.535%, 10/20/26 (l)§	500,000	493,762
THL Credit Wind River CLO Ltd., Series 2014-2A DR 4.119%, 1/15/31 (l)§	500,000	437,781
Series 2014-2A ER 6.969%, 1/15/31 (l)§	500,000	362,043
Series 2015-2A ER 6.769%, 10/15/27 (l)§	500,000	385,261
Series 2017-1A C 3.435%, 4/18/29 (l)§	1,000,000	953,721
Series 2017-1A D 4.885%, 4/18/29 (l)§	250,000	238,419
Series 2017-3A D 4.369%, 10/15/30 (l)§	500,000	459,823
Series 2018-1A D 4.119%, 7/15/30 (l)§	500,000	446,372
Series 2018-1A E 6.719%, 7/15/30 (l)§	500,000	417,580
Thunderbolt Aircraft Lease Ltd., Series 2017-A A 4.212%, 5/17/32 (e)§	640,794	576,880
Towd Point Mortgage Trust, Series 2019-1 M1 0.000%, 3/25/58 (l)§	2,500,000	2,614,419
Triton Container Finance V LLC, Series 2018-1A A 3.950%, 3/20/43§	387,500	389,421
USQ Rail I LLC, Series 2018-1 A1 3.783%, 4/27/48§	357,390	364,212
Vantage Data Centers Issuer LLC, Series 2018-1A A2 4.072%, 2/16/43§	488,333	501,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Venture XVIII CLO Ltd., Series 2014-18A BR 2.869%, 10/15/29 (l)§	$500,000	$468,019
Venture XX CLO Ltd., Series 2015-20A CR 3.119%, 4/15/27 (l)§	500,000	473,856
VERDE CLO Ltd., Series 2019-1A D 5.019%, 4/15/32 (l)§	1,000,000	956,101
Vericrest Opportunity Loan Trust, Series 2019-NPL2 A1 3.967%, 2/25/49 (e)§	2,381,006	2,387,052
Vivint Solar Financing V LLC, Series 2018-1A A 4.730%, 4/30/48§	967,787	907,103
Voya CLO Ltd., Series 2014-4A DR 7.261%, 7/14/31 (l)§	1,000,000	783,576
Series 2017-3A C 4.685%, 7/20/30 (l)§	500,000	464,681
WAVE LLC, Series 2019-1 A 3.597%, 9/15/44§	955,764	872,285
York CLO 1 Ltd., Series 2014-1A CRR 3.198%, 10/22/29 (l)§	1,000,000	913,837
York CLO-2 Ltd., Series 2015-1A CR 2.948%, 1/22/31 (l)§	500,000	469,883

Total Asset-Backed Securities		65,257,344

Collateralized Mortgage Obligations (15.1%)
Alternative Loan Trust, Series 2005-69 A1 2.504%, 12/25/35 (l)	1,948,443	1,777,865
Series 2006-19CB A15 6.000%, 8/25/36	251,758	209,089
Banc of America Funding Trust, Series 2005-6 1A8 6.000%, 10/25/35	327,216	309,431
Series 2007-5 3A1 6.000%, 7/25/37	2,314,924	2,157,290
Banc of America Mortgage Trust, Series 2007-3 2A8 7.000%, 9/25/37	3,350,858	3,265,019
CHL Mortgage Pass-Through Trust, Series 2006-21 A2 6.000%, 2/25/37	2,823,610	2,220,751
Series 2006-J4 A5 6.250%, 9/25/36	452,600	305,780
Series 2007-14 A18 6.000%, 9/25/37	2,018,055	1,597,138
Series 2007-HY1 1A1 3.761%, 4/25/37 (l)	313,347	289,901
Series 2007-HY1 2A1 3.734%, 3/25/37 (l)	170,021	161,343
Citigroup Mortgage Loan Trust, Series 2006-AR2 1A2 3.941%, 3/25/36 (l)	348,683	323,390
Series 2006-AR7 2A3A 3.980%, 11/25/36(l)	690,482	622,793
CitiMortgage Alternative Loan Trust, Series 2007-A2 1A4 6.000%, 2/25/37	1,928,231	1,887,171
Countrywide Asset-Backed Certificates, Series 2006-IM1 A2 0.425%, 4/25/36 (l)	1,122,610	945,759
CSMC Mortgage-Backed Trust, Series 2006-5 3A1 6.500%, 6/25/36	5,269,080	2,008,507
FHLMC, Series 360 250 2.500%, 11/15/47 STRIPS	3,994,228	4,159,590
Series 3998 AZ 4.000%, 2/15/42	1,847,757	2,048,597
Series 4050 ND 2.500%, 9/15/41	1,582,075	1,631,391
Series 4076 QD 2.500%, 11/15/41	1,633,546	1,687,931
Series 4471 GA 3.000%, 2/15/44	519,435	549,407
Series 4483 CA 3.000%, 6/15/44	306,878	323,118
Series 4673 NT 3.500%, 9/15/43	2,550,908	2,629,275
Series 4745 EC 3.000%, 12/15/44	975,621	1,012,592
Series 4750 PA 3.000%, 7/15/46	1,244,756	1,290,667
Series 4934 P 2.500%, 11/15/40	4,527,660	4,796,987
Figure Line of Credit Trust, Series 2020-1 A 4.040%, 9/25/49 (l)§	2,312,468	2,234,665
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3 A6 6.000%, 7/25/36	2,906,418	2,082,203
FNMA, Series 2012-101 AP 2.000%, 8/25/40	1,665,179	1,673,889
Series 2013-18 CD 1.500%, 10/25/27	658,374	668,679
Series 2013-54 NP 2.500%, 3/25/43	2,730,232	2,841,175
Series 2015-42 CA 3.000%, 3/25/44	870,009	908,043
Series 2015-80 CA 3.000%, 4/25/40	2,841,472	2,893,417
Series 2015-9 HA 3.000%, 1/25/45	322,886	345,817
Series 2016-55 EA 1.750%, 7/25/43	2,797,604	2,854,441
Series 2017-46 ZL 3.500%, 6/25/57	3,118,584	3,575,334
Series 2017-98 PA 3.000%, 12/25/47	1,163,515	1,227,682
Series 2018-38 LA 3.000%, 6/25/48	1,160,582	1,215,397
Series 2018-44 PZ 3.500%, 6/25/48	1,882,172	2,115,693

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
GreenPoint Mortgage Funding Trust, Series 2007-AR2 1A3 0.425%, 4/25/47 (l)	$4,028,438	$3,495,738
RALI Trust, Series 2006-QS17 A7 6.000%, 12/25/36	2,729,857	2,482,942
Series 2007-QS8 A10 6.000%, 6/25/37	1,601,128	1,455,404
RBSGC Mortgage Loan Trust, Series 2005-A 3A 6.000%, 4/25/35	1,952,901	1,310,554
RFMSI Trust, Series 2006-S6 A14 6.000%, 7/25/36	298,388	275,175
Seasoned Credit Risk Transfer Trust, Series 2018-2 HV 3.000%, 11/25/57 (l)	2,338,971	2,597,867
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS 1A2A 1.064%, 10/25/35 (l)	1,740,064	1,600,534
Suntrust Alternative Loan Trust, Series 2005-1F 2A8 6.000%, 12/25/35	246,918	244,342
Toorak Mortgage Corp. Ltd., Series 2018-1 A1 4.336%, 8/25/21 (e)§	1,250,000	1,250,462
Wells Fargo Alternative Loan Trust, Series 2007-PA2 1A1 6.000%, 6/25/37	274,900	279,187
Series 2007-PA6 A1 4.395%, 12/28/37 (l)	2,324,186	2,173,454

Total Collateralized Mortgage Obligations		80,012,876

Commercial Mortgage-Backed Securities (6.5%)
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ C 3.727%, 8/14/34 (l)§	516,000	502,331
Bancorp Commercial Mortgage Trust, Series 2019-CRE5 D 2.535%, 3/15/36 (l)§	805,000	711,671
Series 2019-CRE6 D 2.485%, 9/15/36 (l)§	904,000	815,952
BANK, Series 2018-BN10 C 4.163%, 2/15/61 (l)	495,000	480,857
Series 2019-BN19 XA 1.097%, 8/15/61 IO (l)	6,842,839	474,775
BBCMS Mortgage Trust, Series 2018-TALL F 3.420%, 3/15/37 (l)§	550,000	434,482
Benchmark Mortgage Trust, Series 2019-B10 C 3.750%, 3/15/62	494,000	453,139
BFLD Trust, Series 2019-DPLO E 2.425%, 10/15/34 (l)§	556,000	479,439
BX Trust, Series 2019-MMP F 2.977%, 8/15/36 (l)§	500,000	463,792
Series 2019-OC11 D 4.075%, 12/9/41 (l)§	517,000	478,466
Series 2019-OC11 E 4.075%, 12/9/41 (l)§	479,000	425,187
Cantor Commercial Real Estate Lending, Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	427,840
CF Trust, Series 2019-MF1 E 3.200%, 8/21/32 (l)§	722,000	658,805
CFCRE Commercial Mortgage Trust, Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	527,256
CHT Mortgage Trust, Series 2017-CSMO B 1.585%, 11/15/36 (l)§	485,000	453,505
Citigroup Commercial Mortgage Trust, Series 2015-GC27 C 4.569%, 2/10/48 (l)	725,000	682,618
Series 2015-GC35 XA 0.994%, 11/10/48 IO (l)	819,540	23,170
Series 2016-GC36 B 4.914%, 2/10/49 (l)	504,000	523,866
Series 2016-P4 XA 2.127%, 7/10/49 IO (l)	747,470	61,626
Series 2017-C4 B 4.096%, 10/12/50 (l)	343,000	360,424
Series 2019-SST2 E 2.185%, 12/15/36 (l)§	779,000	716,869
Series 2020-555 F 3.620%, 12/10/41§	364,000	310,783
Series 2020-555 G 3.620%, 12/10/41§	364,000	290,326
Commercial Mortgage Trust, Series 2012-CR4 D 4.745%, 10/15/45 (l)§	128,000	41,207
Series 2013-CR10 XA 0.821%, 8/10/46 IO (l)	1,700,755	30,712
Series 2013-CR11 B 5.278%, 8/10/50 (l)	754,000	782,239
Series 2015-CR26 C 4.630%, 10/10/48 (l)	503,000	494,411
Series 2015-CR26 XA 1.084%, 10/10/48 IO (l)	1,174,020	45,979
Series 2015-DC1 C 4.454%, 2/10/48 (l)	100,000	85,918
Series 2015-LC23 C 4.800%, 10/10/48 (l)	64,000	63,268
Series 2016-CR28 C 4.801%, 2/10/49 (l)	66,000	60,459
Series 2016-DC2 XA 1.150%, 2/10/49 IO (l)	951,398	40,847
Series 2018-HCLV C 1.885%, 9/15/33 (l)§	439,000	407,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
CSAIL Commercial Mortgage Trust, Series 2015-C1 XA 0.977%, 4/15/50 IO (l)	$1,375,999	$42,945
Series 2015-C4 C 4.732%, 11/15/48 (l)	371,000	357,491
Series 2016-C6 B 3.924%, 1/15/49 (l)	485,000	498,730
Series 2020-C19 XA 1.245%, 3/15/53 IO (l)	6,052,428	511,304
Fontainebleau Miami Beach Trust, Series 2019-FBLU E 4.095%, 12/10/36 (l)§	314,000	273,213
Series 2019-FBLU F 4.095%, 12/10/36 (l)§	314,000	257,637
Series 2019-FBLU G 4.095%, 12/10/36 (l)§	314,000	226,623
FREMF Mortgage Trust, Series 2019-K102 B 3.652%, 12/25/51 (l)§	485,000	521,663
Series 2019-K93 C 4.258%, 5/25/52 (l)§	524,000	531,519
Great Wolf Trust, Series 2019-WOLF F 3.316%, 12/15/36 (l)§	478,000	402,599
GS Mortgage Securities Corp. II, Series 2013-GC10 XA 1.642%, 2/10/46 IO (l)	1,143,143	35,634
GS Mortgage Securities Corp. Trust, Series 2018-RIVR C 1.435%, 7/15/35 (l)§	536,000	484,449
Series 2019-SMP E 2.785%, 8/15/32 (l)§	550,000	425,016
Series 2019-SOHO E 2.059%, 6/15/36 (l)§	505,000	471,562
GS Mortgage Securities Trust, Series 2014-GC26 D 4.662%, 11/10/47 (l)§	325,000	203,568
Series 2015-GC32 B 4.564%, 7/10/48 (l)	400,000	422,259
Series 2015-GS1 B 4.238%, 11/10/48 (l)	582,000	590,317
Series 2017-GS6 B 3.869%, 5/10/50	515,000	551,190
Series 2020-GC45 B 3.405%, 2/13/53	516,000	508,946
Hospitality Mortgage Trust, Series 2019-HIT F 3.335%, 11/15/36 (l)§	422,910	347,753
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1 XA 1.232%, 1/15/49 IO (l)	951,860	30,098
Series 2016-JP2 B 3.460%, 8/15/49	28,000	27,994
Series 2020-LOOP E 3.861%, 12/5/38 (l)§	345,000	304,151
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23 D 4.122%, 9/15/47 (l)§	370,000	280,182
Series 2015-C27 D 3.945%, 2/15/48 (l)§	347,000	249,742
Series 2015-C32 B 4.389%, 11/15/48 (l)	503,000	516,829
Series 2015-C32 C 4.804%, 11/15/48 (l)	91,000	80,182
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4 B 4.440%, 3/10/52	754,000	790,582
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2 XA 1.819%, 6/15/49 IO (l)	969,950	54,352
Series 2020-COR7 C 3.727%, 5/13/53 (l)	528,000	524,511
LCCM, Series 2017-LC26 C 4.706%, 7/12/50§	400,000	360,655
LSTAR Commercial Mortgage Trust, Series 2016-4 C 4.708%, 3/10/49 (l)§	72,000	59,396
MBRT 2019-MBR, Series 2019-MBR F 2.734%, 11/15/36 (l)§	475,000	412,736
MF1 Multifamily Housing Mortgage Loan Trust, Series 2020-FL3 AS 3.030%, 7/15/35 (l)§	505,000	507,397
MKT Mortgage Trust, Series 2020-525M E 2.941%, 2/12/40 (l)§	275,000	249,096
Series 2020-525M F 2.941%, 2/12/40 (l)§	275,000	239,204
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19 C 4.000%, 12/15/47	125,000	109,892
Series 2015-C20 C 4.610%, 2/15/48 (l)	125,000	119,501
Morgan Stanley Capital I Trust, Series 2015-UBS8 XA 1.031%, 12/15/48 IO(l)	1,030,859	40,684
Series 2016-UB11 XA 1.746%, 8/15/49 IO (l)	933,085	59,965
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK G 2.718%, 12/15/36§	525,000	436,814
MSCG Trust, Series 2018-SELF F 3.235%, 10/15/37 (l)§	660,000	606,866
SG Commercial Mortgage Securities Trust, Series 2016-C5 XA 2.130%, 10/10/48 IO(l)	619,283	43,955
UBS Commercial Mortgage Trust, Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	336,768
Series 2017-C7 C 4.737%, 12/15/50 (l)	1,009,000	975,010
Series 2019-C16 B 4.320%, 4/15/52 (l)	821,000	853,359
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5 D 4.235%, 3/10/46 (l)§	499,000	285,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Velocity Commercial Capital Loan Trust, Series 2019-1 M1 3.940%, 3/25/49 (l)§	$1,246,606	$1,199,286
Series 2019-1 M2 4.010%, 3/25/49 (l)§	347,997	296,018
Series 2019-1 M3 4.120%, 3/25/49 (l)§	370,231	313,319
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D 3.938%, 8/15/50§	45,000	27,409
Series 2015-C28 C 4.240%, 5/15/48 (l)	140,000	133,327
Series 2015-C30 XA 1.043%, 9/15/58 IO (l)	6,889,110	242,652
Series 2015-C31 C 4.760%, 11/15/48 (l)	105,000	85,221
Series 2015-C31 XA 1.144%, 11/15/48 IO(l)	1,155,012	50,246
Series 2015-P2 XA 1.115%, 12/15/48 IO(l)	964,824	33,597
Series 2016-C32 C 4.884%, 1/15/59 (l)	51,000	43,069
Series 2016-NXS6 XA 1.766%, 11/15/49 IO(l)	961,753	58,153
Series 2017-RC1 XA 1.659%, 1/15/60 IO (l)	1,170,977	79,047
Series 2019-C49 B 4.546%, 3/15/52	779,000	785,627
Series 2019-C49 C 4.866%, 3/15/52 (l)	779,000	669,697
Series 2019-C50 B 4.192%, 5/15/52	412,000	413,650
Series 2019-C50 C 4.345%, 5/15/52	412,000	361,143
WFRBS Commercial Mortgage Trust, Series 2014-C21 XA 1.188%, 8/15/47 IO (l)	2,345,116	74,149
Series 2014-C23 D 4.142%, 10/15/57 (l)§	517,000	401,797

Total Commercial Mortgage-Backed Securities		34,296,775

Convertible Bond (0.0%)
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Digicel Group 0.5 Ltd. 7.000%, 7/20/20 PIK (y)§	38,290	2,621

Total Communication Services		2,621

Total Convertible Bond		2,621

Corporate Bonds (26.1%)
Communication Services (2.5%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc. 4.300%, 2/15/30	500,000	583,844
5.250%, 3/1/37	575,000	719,498
6.375%, 3/1/41	95,000	132,501
CCO Holdings LLC 5.000%, 2/1/28§	60,000	61,875
4.750%, 3/1/30§	140,000	142,975
CenturyLink, Inc. 5.125%, 12/15/26§	135,000	134,577
4.000%, 2/15/27§	120,000	116,550
Frontier Communications Corp. 8.000%, 4/1/27 (e)(h)§	180,000	182,250
Level 3 Financing, Inc.
4.625%, 9/15/27§	155,000	155,194
4.250%, 7/1/28§	275,000	274,684
Ooredoo International Finance Ltd. 3.250%, 2/21/23 (m)	600,000	626,250
SingTel Group Treasury Pte. Ltd. 4.500%, 9/8/21 (m)	588,000	612,623
Sprint Capital Corp. 6.875%, 11/15/28	170,000	206,967
Telesat Canada 6.500%, 10/15/27§	45,000	44,023
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.10%), 1.492%, 5/15/25 (k)	600,000	607,353
3.150%, 3/22/30	500,000	561,530
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	135,000	128,250
6.125%, 3/1/28§	65,000	63,212

		5,354,156

Entertainment (0.2%)
Globo Comunicacao e Participacoes SA 4.843%, 6/8/25 (m)	200,000	199,063
4.875%, 1/22/30§	200,000	180,500
Lions Gate Capital Holdings LLC 6.375%, 2/1/24§	185,000	180,375
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	155,000	159,456
4.750%, 10/15/27§	195,000	167,700

		887,094

Interactive Media & Services (0.2%)
Baidu, Inc. 3.425%, 4/7/30	200,000	214,665
Tencent Holdings Ltd. 2.390%, 6/3/30§	700,000	705,031

		919,696

Media (0.8%)
Cengage Learning, Inc. 9.500%, 6/15/24§	90,000	63,000
Charter Communications Operating LLC 4.908%, 7/23/25	970,000	1,108,109
Clear Channel Worldwide Holdings, Inc. 5.125%, 8/15/27§	145,000	139,200
Comcast Corp. 3.700%, 4/15/24	735,000	813,363
3.400%, 4/1/30	465,000	534,895
Diamond Sports Group LLC 5.375%, 8/15/26§	120,000	86,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
DISH DBS Corp. 5.875%, 11/15/24	$135,000	$134,325
Gray Television, Inc. 7.000%, 5/15/27§	215,000	220,644
iHeartCommunications, Inc. 8.375%, 5/1/27	30,000	27,450
Interpublic Group of Cos., Inc. (The) 4.650%, 10/1/28	445,000	513,490
Nexstar Broadcasting, Inc. 5.625%, 7/15/27§	85,000	84,362
Scripps Escrow, Inc. 5.875%, 7/15/27§	110,000	104,225
Sirius XM Radio, Inc. 4.125%, 7/1/30§	235,000	232,406
VTR Finance NV 6.375%, 7/15/28§	200,000	205,500

		4,267,789

Wireless Telecommunication Services (0.3%)
C&W Senior Financing DAC 6.875%, 9/15/27 (m)	400,000	396,520
Digicel Group 0.5 Ltd. 8.000%, 4/1/25 PIK§	25,611	5,589
Gogo Intermediate Holdings LLC 9.875%, 5/1/24§	130,000	110,175
T-Mobile USA, Inc. 4.500%, 2/1/26	130,000	131,443
3.750%, 4/15/27§	150,000	165,850
2.050%, 2/15/28§	410,000	410,193
2.550%, 2/15/31§	500,000	501,760

		1,721,530

Total Communication Services		13,150,265

Consumer Discretionary (1.7%)
Auto Components (0.1%)
Clarios Global LP 6.250%, 5/15/26§	140,000	144,025
Icahn Enterprises LP 6.250%, 5/15/26	180,000	180,059
5.250%, 5/15/27	150,000	144,375

		468,459

Automobiles (0.0%)
Ford Motor Co. 9.000%, 4/22/25	120,000	129,864

Distributors (0.0%)
Performance Food Group, Inc. 5.500%, 10/15/27§	140,000	135,100

Hotels, Restaurants & Leisure (0.6%)
Boyd Gaming Corp. 4.750%, 12/1/27§	175,000	150,500
Caesars Resort Collection LLC 5.250%, 10/15/25(x)§	140,000	121,800
Carnival Corp. 11.500%, 4/1/23§	55,000	59,554
Cedar Fair LP 5.250%, 7/15/29§	130,000	117,325
Colt Merger Sub, Inc. 6.250%, 7/1/25§	175,000	174,125
Eldorado Resorts, Inc. 6.000%, 4/1/25	135,000	140,569
Gohl Capital Ltd. 4.250%, 1/24/27 (m)	200,000	201,625
Golden Nugget, Inc. 6.750%, 10/15/24§	210,000	150,412
Hilton Domestic Operating Co., Inc. 5.375%, 5/1/25§	30,000	29,700
5.750%, 5/1/28§	35,000	35,262
IRB Holding Corp. 7.000%, 6/15/25§	105,000	107,887
6.750%, 2/15/26§	165,000	157,575
LTF Merger Sub, Inc. 8.500%, 6/15/23§	115,000	94,875
McDonald’s Corp. 3.600%, 7/1/30	475,000	547,704
MGM Resorts International 6.750%, 5/1/25	300,000	297,024
Scientific Games International, Inc. 7.250%, 11/15/29§	135,000	106,988
Six Flags Theme Parks, Inc. 7.000%, 7/1/25§	325,000	337,188
Twin River Worldwide Holdings, Inc. 6.750%, 6/1/27§	150,000	142,500
Viking Cruises Ltd. 13.000%, 5/15/25§	60,000	62,907
5.875%, 9/15/27§	310,000	184,450
Yum! Brands, Inc. 7.750%, 4/1/25§	55,000	59,331

		3,279,301

Household Durables (0.1%)
Mattamy Group Corp. 4.625%, 3/1/30§	180,000	173,288
Tempur Sealy International, Inc. 5.500%, 6/15/26	184,000	188,140

		361,428

Internet & Direct Marketing Retail (0.2%)
Expedia Group, Inc. 3.250%, 2/15/30	580,000	540,850
JD.com, Inc. 3.375%, 1/14/30	600,000	637,815

		1,178,665

Leisure Products (0.1%)
Hasbro, Inc. 3.500%, 9/15/27	540,000	555,608

Multiline Retail (0.3%)
Dollar Tree, Inc. 4.000%, 5/15/25	960,000	1,082,054
Falabella SA 3.750%, 4/30/23 (m)	400,000	409,125
Nordstrom, Inc. 8.750%, 5/15/25§	35,000	37,649

		1,528,828

Specialty Retail (0.2%)
Asbury Automotive Group, Inc. 4.500%, 3/1/28§	21,000	20,370
4.750%, 3/1/30§	22,000	21,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Carvana Co. 8.875%, 10/1/23§	$65,000	$65,264
Home Depot, Inc. (The) 3.900%, 6/15/47	460,000	569,238
PetSmart, Inc. 7.125%, 3/15/23§	165,000	162,492
5.875%, 6/1/25§	56,000	56,070
Staples, Inc. 7.500%, 4/15/26§	170,000	133,450

		1,028,334

Textiles, Apparel & Luxury Goods (0.1%)
William Carter Co. (The) 5.500%, 5/15/25§	320,000	330,400

Total Consumer Discretionary		8,995,987

Consumer Staples (0.9%)
Beverages (0.4%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	465,000	563,733
Constellation Brands, Inc. 3.150%, 8/1/29	920,000	990,610
Cott Holdings, Inc. 5.500%, 4/1/25§	175,000	175,928
Embotelladora Andina SA 5.000%, 10/1/23 (m)	413,000	449,396

		2,179,667

Food & Staples Retailing (0.0%)
US Foods, Inc. 6.250%, 4/15/25§	25,000	25,375

Food Products (0.4%)
B&G Foods, Inc. 5.250%, 4/1/25	90,000	90,405
5.250%, 9/15/27	70,000	70,175
JBS USA Lux SA 5.875%, 7/15/24§	30,000	30,413
5.750%, 6/15/25§	20,000	20,175
6.750%, 2/15/28§	150,000	158,156
Kraft Heinz Foods Co. 3.950%, 7/15/25	57,000	60,882
5.000%, 7/15/35	65,000	71,500
5.200%, 7/15/45	180,000	189,611
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	140,000	140,028
Post Holdings, Inc. 4.625%, 4/15/30§	160,000	156,400
Smithfield Foods, Inc. 4.250%, 2/1/27§	990,000	1,013,512

		2,001,257

Household Products (0.0%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	185,000	180,612
Kronos Acquisition Holdings, Inc. 9.000%, 8/15/23§	150,000	142,707

		323,319

Tobacco (0.1%)
Altria Group, Inc. 4.450%, 5/6/50	480,000	520,754

Total Consumer Staples		5,050,372

Energy (3.7%)
Energy Equipment & Services (0.2%)
Delek & Avner Tamar Bond Ltd. 5.082%, 12/30/23§	100,000	97,750
5.412%, 12/30/25§	160,000	154,800
Tervita Corp. 7.625%, 12/1/21§	185,000	148,000
Transocean Poseidon Ltd. 6.875%, 2/1/27§	210,000	180,600
Transocean, Inc. 8.000%, 2/1/27§	115,000	63,322
USA Compression Partners LP 6.875%, 9/1/27	265,000	250,677

		895,149

Oil, Gas & Consumable Fuels (3.5%)
AI Candelaria Spain SLU 7.500%, 12/15/28 (m)	300,000	302,910
Antero Midstream Partners LP 5.750%, 3/1/27§	64,000	51,200
Apache Corp. 4.375%, 10/15/28	100,000	88,354
APT Pipelines Ltd. 4.250%, 7/15/27§	500,000	557,086
Canacol Energy Ltd. 7.250%, 5/3/25§	300,000	302,812
7.250%, 5/3/25 (m)	850,000	857,969
Cheniere Energy Partners LP 5.250%, 10/1/25	75,000	74,752
5.625%, 10/1/26	150,000	148,688
CNOOC Finance 2012 Ltd. 3.875%, 5/2/22 (m)	200,000	208,813
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	600,000	626,813
CNOOC Finance 2015 USA LLC 3.500%, 5/5/25	400,000	435,125
CNPC General Capital Ltd. 3.950%, 4/19/22 (m)	200,000	209,563
Cosan Overseas Ltd. 8.250%, 8/5/20 (m)(y)	300,000	300,469
Ecopetrol SA 6.875%, 4/29/30	200,000	229,250
Energy Transfer Operating LP 4.750%, 1/15/26	385,000	417,008
EOG Resources, Inc. 4.375%, 4/15/30	470,000	561,283
EQM Midstream Partners LP 6.500%, 7/1/27§	190,000	194,602
EQT Corp. 6.125%, 2/1/25 (e)	105,000	104,635
Exxon Mobil Corp. 2.610%, 10/15/30	195,000	207,204
4.227%, 3/19/40	125,000	150,608
Fermaca Enterprises S de RL de CV 6.375%, 3/30/38 (m)	258,531	271,376
Geopark Ltd. 6.500%, 9/21/24 (m)	1,000,000	914,688
GNL Quintero SA 4.634%, 7/31/29 (m)	900,000	963,000
Gran Tierra Energy International Holdings Ltd. 6.250%, 2/15/25 (m)	800,000	360,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Gulfport Energy Corp. 6.375%, 5/15/25	$150,000	$74,273
Hess Midstream Operations LP 5.125%, 6/15/28§	160,000	153,488
Hilcorp Energy I LP 6.250%, 11/1/28§	125,000	100,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 6/1/28 (m)	600,000	582,563
Indian Oil Corp. Ltd. 5.625%, 8/2/21 (m)	200,000	206,437
5.750%, 8/1/23 (m)	700,000	755,125
Indigo Natural Resources LLC 6.875%, 2/15/26§	55,000	50,901
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	395,000	530,030
Marathon Petroleum Corp. 5.125%, 12/15/26	470,000	542,277
Medco Bell Pte. Ltd. 6.375%, 1/30/27§	200,000	168,312
MEG Energy Corp. 7.000%, 3/31/24§	39,000	33,345
7.125%, 2/1/27§	225,000	187,031
Oasis Petroleum, Inc. 6.875%, 3/15/22	100,000	17,750
Occidental Petroleum Corp. 8.000%, 7/15/25	80,000	80,300
3.500%, 8/15/29	120,000	87,792
Series 1 4.100%, 2/1/21	155,000	154,922
Oleoducto Central SA 4.000%, 5/7/21 (m)	200,000	202,100
ONGC Videsh Vankorneft Pte. Ltd. 3.750%, 7/27/26 (m)	200,000	206,375
Parkland Corp. 5.875%, 7/15/27§	120,000	123,900
Parsley Energy LLC 5.625%, 10/15/27§	90,000	88,650
Peabody Energy Corp. 6.000%, 3/31/22§	100,000	65,000
Pertamina Persero PT 4.300%, 5/20/23 (m)	700,000	737,625
Peru LNG Srl 5.375%, 3/22/30 (m)	550,000	432,438
Petrobras Global Finance BV 6.900%, 3/19/49	250,000	263,125
PTTEP Treasury Center Co. Ltd. 2.587%, 6/10/27(x)§	200,000	204,625
QEP Resources, Inc. 5.625%, 3/1/26	135,000	86,400
Reliance Holding USA, Inc. 5.400%, 2/14/22 (m)	850,000	895,422
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	345,000	384,452
Sinopec Group Overseas Development 2016 Ltd. 2.750%, 5/3/21 (m)	300,000	303,000
Sinopec Group Overseas Development 2018 Ltd. 2.700%, 5/13/30§	650,000	669,714
Sunoco LP 5.500%, 2/15/26	105,000	102,375
6.000%, 4/15/27	90,000	89,100
Targa Resources Partners LP 5.500%, 3/1/30§	180,000	173,250
Total Capital International SA 3.386%, 6/29/60	485,000	496,843
TransCanada PipeLines Ltd. 4.250%, 5/15/28	500,000	572,828
Western Midstream Operating LP 3.100%, 2/1/25 (e)	130,000	123,009
WPX Energy, Inc. 5.875%, 6/15/28	100,000	96,095
4.500%, 1/15/30	105,000	92,400

		18,671,480

Total Energy		19,566,629

Financials (5.9%)
Banks (2.9%)
Banco BBVA Peru SA 5.000%, 8/26/22 (m)	100,000	105,969
Banco Bilbao Vizcaya Argentaria Colombia SA 4.875%, 4/21/25 (m)(x)	600,000	630,000
Banco BTG Pactual SA 5.500%, 1/31/23 (m)	400,000	410,000
Banco de Reservas de la Republica Dominicana 7.000%, 2/1/23§	200,000	193,500
7.000%, 2/1/23 (m)	200,000	193,500
Banco Internacional del Peru SAA Interbank (ICE LIBOR USD 3 Month + 5.76%), 6.625%, 3/19/29 (k)(m)	100,000	108,125
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 4/17/25§	450,000	492,480
Bancolombia SA 3.000%, 1/29/25	800,000	780,000
Bank of America Corp. (ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)	480,000	557,001
Bank of Montreal (USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	525,000	558,716
Bank of Nova Scotia (The) 1.625%, 5/1/23	225,000	230,100
3.400%, 2/11/24	950,000	1,032,043
BDO Unibank, Inc. 2.625%, 10/24/21 (m)	150,000	151,086
2.950%, 3/6/23 (m)	1,250,000	1,278,125
CIMB Bank Bhd. (ICE LIBOR USD 3 Month + 0.78%), 2.100%, 10/9/24 (k)(m)	400,000	390,581
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.10%), 1.486%, 5/17/24 (k)	960,000	958,018
Commonwealth Bank of Australia 3.900%, 7/12/47§	468,000	567,141

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Credicorp Ltd. 2.750%, 6/17/25§	$200,000	$199,030
DBS Group Holdings Ltd. (ICE LIBOR USD 3 Month + 0.62%), 1.611%, 7/25/22 (k)(m)	960,000	958,800
(USD ICE Swap Rate 5 Year + 1.59%), 4.520%, 12/11/28 (k)(m)	200,000	215,758
Gilex Holding Sarl 8.500%, 5/2/23 (x)§	350,000	343,354
Global Bank Corp. (ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29 (k)§	300,000	307,500
Grupo Aval Ltd. 4.375%, 2/4/30 (x)§	750,000	710,625
Industrial Senior Trust 5.500%, 11/1/22 (m)	100,000	100,594
JPMorgan Chase & Co. (ICE LIBOR USD 3 Month + 1.10%), 1.418%, 6/7/21 (k)	560,000	564,059
Mitsubishi UFJ Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.74%), 1.084%, 3/2/23 (k)	1,035,000	1,029,390
Multibank, Inc. 4.375%, 11/9/22 (m)	300,000	301,031
Oversea-Chinese Banking Corp. Ltd. (ICE LIBOR USD 3 Month + 0.45%), 0.836%, 5/17/21 (k)(m)	200,000	199,564
4.250%, 6/19/24 (m)	200,000	217,562
Santander Holdings USA, Inc. 3.400%, 1/18/23	930,000	967,676
Union Bank of the Philippines 3.369%, 11/29/22 (m)	500,000	514,375

		15,265,703

Capital Markets (0.5%)
Goldman Sachs Group, Inc. (The) 3.625%, 2/20/24	950,000	1,033,419
Israel Electric Corp. Ltd. Series 6 5.000%, 11/12/24 (m)	500,000	560,000
Morgan Stanley (ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	960,000	1,030,931
SURA Asset Management SA 4.875%, 4/17/24 (m)	200,000	214,400

		2,838,750

Consumer Finance (1.6%)
American Express Co. 3.400%, 2/22/24	955,000	1,039,174
Avolon Holdings Funding Ltd. 3.250%, 2/15/27§	865,000	710,943
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.72%), 1.480%, 1/30/23 (k)	1,065,000	1,024,643
Credito Real SAB de CV SOFOM ER 9.500%, 2/7/26§	300,000	306,469
Discover Financial Services 4.100%, 2/9/27	770,000	842,972
Ford Motor Credit Co. LLC 5.750%, 2/1/21	200,000	200,936
4.389%, 1/8/26	200,000	190,000
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 0.99%), 2.363%, 1/5/23 (k)	1,005,000	965,845
John Deere Capital Corp. 3.450%, 1/10/24	570,000	622,899
2.600%, 3/7/24	435,000	463,128
Mexarrend SAPI de CV 10.250%, 7/24/24§	300,000	249,750
Navient Corp. 5.000%, 3/15/27	85,000	70,550
Springleaf Finance Corp. 6.625%, 1/15/28	130,000	128,212
Synchrony Financial 3.950%, 12/1/27	555,000	575,545
Unifin Financiera SAB de CV 7.375%, 2/12/26 (m)	1,100,000	816,406

		8,207,472

Diversified Financial Services (0.5%)
CK Hutchison International 17 II Ltd. 2.750%, 3/29/23 (m)	400,000	413,125
Fondo MIVIVIENDA SA 3.500%, 1/31/23§	150,000	154,125
Interoceanica IV Finance Ltd. (Zero Coupon), 11/30/25 (m)	261,218	233,953
MPH Acquisition Holdings LLC 7.125%, 6/1/24§	170,000	158,100
Operadora de Servicios Mega SA de CV Sofom ER 8.250%, 2/11/25§	350,000	322,766
Petronas Capital Ltd. 3.500%, 4/21/30§	200,000	221,627
SPARC EM SPC Panama Metro Line 2 SP (Zero Coupon), 12/5/22§	634,121	610,722
(Zero Coupon), 12/5/22 (m)	317,061	305,361
Verscend Escrow Corp. 9.750%, 8/15/26§	220,000	237,050

		2,656,829

Insurance (0.4%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	105,000	103,929
Athene Global Funding 3.000%, 7/1/22§	553,000	565,381
GTCR AP Finance, Inc. 8.000%, 5/15/27§	135,000	138,965
NFP Corp. 6.875%, 7/15/25§	210,000	207,157
Prudential Financial, Inc. 3.905%, 12/7/47	500,000	570,243
Willis North America, Inc. 4.500%, 9/15/28	490,000	573,580

		2,159,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23§	$125,000	$128,275

Total Financials		31,256,284

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc. 4.700%, 5/14/45	896,000	1,114,641

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc. 7.250%, 2/1/28§	115,000	116,895

Health Care Providers & Services (0.9%)
Anthem, Inc. 2.375%, 1/15/25	530,000	561,813
Centene Corp. 5.375%, 8/15/26§	145,000	150,830
Cigna Corp. (ICE LIBOR USD 3 Month + 0.89%), 2.109%, 7/15/23 (k)	635,000	638,747
4.900%, 12/15/48	630,000	822,626
CVS Health Corp. 5.050%, 3/25/48	630,000	822,039
HCA, Inc. 5.375%, 9/1/26	305,000	332,450
4.125%, 6/15/29	475,000	524,979
LifePoint Health, Inc. 6.750%, 4/15/25§	95,000	97,375
4.375%, 2/15/27§	120,000	112,674
Molina Healthcare, Inc. 4.375%, 6/15/28§	45,000	44,888
Radiology Partners, Inc. 9.250%, 2/1/28§	140,000	131,950
Select Medical Corp. 6.250%, 8/15/26§	345,000	348,778
Tenet Healthcare Corp. 5.125%, 11/1/27§	175,000	172,813
West Street Merger Sub, Inc. 6.375%, 9/1/25§	120,000	116,400

		4,878,362

Life Sciences Tools & Services (0.1%)
Avantor, Inc. 9.000%, 10/1/25§	175,000	187,688

Pharmaceuticals (0.3%)
Bausch Health Cos., Inc. 6.250%, 2/15/29§	305,000	306,144
Eli Lilly and Co. 3.950%, 3/15/49	880,000	1,113,566

		1,419,710

Total Health Care		7,717,296

Industrials (2.1%)
Aerospace & Defense (0.3%)
Bombardier, Inc. 6.000%, 10/15/22§	120,000	84,000
BWX Technologies, Inc. 4.125%, 6/30/28§	85,000	84,787
Lockheed Martin Corp. 4.700%, 5/15/46	760,000	1,050,359
TransDigm, Inc. 8.000%, 12/15/25§	30,000	31,530
6.250%, 3/15/26§	190,000	188,931
6.375%, 6/15/26	85,000	77,562
5.500%, 11/15/27	115,000	100,361
Triumph Group, Inc. 7.750%, 8/15/25	85,000	63,750

		1,681,280

Airlines (0.1%)
Latam Finance Ltd. 6.875%, 4/11/24 (h)(m)	400,000	109,000
7.000%, 3/1/26 (h)§	800,000	236,250
Mileage Plus Holdings LLC 6.500%, 6/20/27§	235,000	234,488

		579,738

Building Products (0.2%)
Builders FirstSource, Inc. 6.750%, 6/1/27§	195,000	199,632
5.000%, 3/1/30§	120,000	113,100
Griffon Corp. 5.750%, 3/1/28	115,000	113,384
Owens Corning 4.400%, 1/30/48	540,000	553,954

		980,070

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	130,000	136,175
9.750%, 7/15/27§	150,000	158,063
Aramark Services, Inc. 6.375%, 5/1/25§	290,000	299,463
Clean Harbors, Inc. 4.875%, 7/15/27§	180,000	184,950
Garda World Security Corp. 8.750%, 5/15/25§	140,000	143,325
GFL Environmental, Inc. 4.250%, 6/1/25§	140,000	141,050
5.125%, 12/15/26§	155,000	159,890
8.500%, 5/1/27§	54,000	58,725
Waste Management, Inc. 4.000%, 7/15/39	465,000	482,238

		1,763,879

Construction & Engineering (0.0%)
Aeropuerto Internacional de Tocumen SA 5.625%, 5/18/36 (m)	200,000	215,437

Machinery (0.0%)
Colfax Corp. 6.375%, 2/15/26§	160,000	167,200

Marine (0.1%)
PSA Treasury Pte. Ltd. 2.125%, 9/5/29 (m)	400,000	411,126

Professional Services (0.1%)
Dun & Bradstreet Corp. (The) 6.875%, 8/15/26§	125,000	131,719
Jaguar Holding Co. II 5.000%, 6/15/28§	85,000	86,912

		218,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Road & Rail (0.6%)
Burlington Northern Santa Fe LLC 3.050%, 2/15/51	$500,000	$531,981
CSX Corp. 3.800%, 11/1/46	480,000	550,478
Fideicomiso PA Pacifico Tres 8.250%, 1/15/35(m)	200,000	224,250
JSL Europe SA 7.750%, 7/26/24 (m)	400,000	392,200
Kenan Advantage Group, Inc. (The) 7.875%, 7/31/23§	25,000	22,250
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	515,000	566,584
Uber Technologies, Inc. 7.500%, 9/15/27§	105,000	104,475
Union Pacific Corp. 3.700%, 3/1/29	500,000	581,579

		2,973,797

Trading Companies & Distributors (0.2%)
Air Lease Corp. 3.250%, 3/1/25	570,000	569,079
Beacon Roofing Supply, Inc. 4.875%, 11/1/25§	210,000	187,425
United Rentals North America, Inc. 6.500%, 12/15/26	105,000	109,725
5.250%, 1/15/30	135,000	140,737

		1,006,966

Transportation Infrastructure (0.2%)
Adani Ports & Special Economic Zone Ltd. 3.950%, 1/19/22 (m)	200,000	201,500
3.375%, 7/24/24 (m)	200,000	198,750
4.000%, 7/30/27§	250,000	242,500
Sydney Airport Finance Co. Pty. Ltd. 3.375%, 4/30/25§	225,000	233,190
3.625%, 4/28/26§	225,000	235,021

		1,110,961

Total Industrials		11,109,085

Information Technology (0.9%)
Communications Equipment (0.1%)
Axiata SPV2 Bhd. Series 2 3.466%, 11/19/20 (m)	400,000	402,208

IT Services (0.2%)
DXC Technology Co. 4.000%, 4/15/23	160,000	167,371
4.125%, 4/15/25	345,000	366,285
GTT Communications, Inc. 7.875%, 12/31/24§	85,000	44,625
Tempo Acquisition LLC 6.750%, 6/1/25§	225,000	227,250

		805,531

Semiconductors & Semiconductor Equipment (0.2%)
NXP BV 3.875%, 6/18/26§	490,000	546,432
Xilinx, Inc. 2.375%, 6/1/30	505,000	520,675

		1,067,107

Software (0.1%)
Genesys Telecommunications Laboratories, Inc. 10.000%, 11/30/24§	155,000	160,396
Oracle Corp. 3.600%, 4/1/50	485,000	539,504

		699,900

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc. 4.650%, 2/23/46	780,000	1,067,163
NetApp, Inc. 1.875%, 6/22/25	555,000	562,887

		1,630,050

Total Information Technology		4,604,796

Materials (2.0%)
Chemicals (0.8%)
Braskem Idesa SAPI 7.450%, 11/15/29§	400,000	373,250
Gates Global LLC 6.250%, 1/15/26§	100,000	98,000
MEGlobal Canada ULC 5.000%, 5/18/25§	400,000	428,375
5.875%, 5/18/30§	400,000	452,750
Nutrien Ltd. 4.200%, 4/1/29	485,000	559,526
Orbia Advance Corp. SAB de CV 4.875%, 9/19/22 (m)	700,000	733,250
Syngenta Finance NV 5.676%, 4/24/48(m)	1,000,000	1,008,750
UPL Corp. Ltd. 3.250%, 10/13/21 (m)	600,000	600,702

		4,254,603

Construction Materials (0.3%)
Cemex SAB de CV 6.125%, 5/5/25 (m)(x)	400,000	385,555
7.750%, 4/16/26 (m)	400,000	407,068
Inversiones CMPC SA 4.500%, 4/25/22 (m)(x)	500,000	515,937
Tecnoglass, Inc. 8.200%, 1/31/22 (m)	200,000	194,700

		1,503,260

Containers & Packaging (0.3%)
Berry Global, Inc. 5.625%, 7/15/27§	190,000	194,750
Flex Acquisition Co., Inc. 6.875%, 1/15/25§	165,000	158,400
Packaging Corp. of America 3.000%, 12/15/29	515,000	553,981
Silgan Holdings, Inc. 4.125%, 2/1/28§	195,000	193,294
WRKCo., Inc. 3.750%, 3/15/25	505,000	555,507

		1,655,932

Metals & Mining (0.6%)
Arconic Corp. 6.125%, 2/15/28§	170,000	170,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
CSN Islands XI Corp. 6.750%, 1/28/28§	$400,000	$337,932
CSN Islands XII Corp. 7.000%, 9/23/20 (m)(y)	400,000	295,750
CSN Resources SA 7.625%, 4/17/26§	600,000	525,000
Freeport-McMoRan, Inc. 5.450%, 3/15/43	300,000	294,345
Nexa Resources SA 5.375%, 5/4/27 (m)	200,000	193,275
Novelis Corp. 4.750%, 1/30/30§	70,000	66,850
SunCoke Energy Partners LP 7.500%, 6/15/25§	160,000	136,000
Vedanta Resources Finance II plc 9.250%, 4/23/26§	200,000	142,875
Vedanta Resources Ltd. 6.125%, 8/9/24 (m)	1,200,000	826,500

		2,989,343

Total Materials		10,403,138

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT) 4.000%, 1/15/24	830,000	908,255
American Tower Corp. (REIT) 3.375%, 10/15/26	700,000	776,231
3.950%, 3/15/29	525,000	601,805
Crown Castle International Corp. (REIT) 3.700%, 6/15/26	300,000	333,588
3.650%, 9/1/27	594,000	662,576
3.800%, 2/15/28	85,000	95,746
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	750,000	855,464
ESH Hospitality, Inc. (REIT) 5.250%, 5/1/25§	175,000	166,687
MGM Growth Properties Operating Partnership LP (REIT) 5.750%, 2/1/27	170,000	176,375
MPT Operating Partnership LP (REIT) 5.250%, 8/1/26	105,000	108,675
Public Storage (REIT) 3.385%, 5/1/29	455,000	525,634
VICI Properties LP (REIT) 3.750%, 2/15/27§	20,000	18,725
4.125%, 8/15/30§	105,000	100,144
Welltower, Inc. (REIT) 3.950%, 9/1/23	910,000	974,142

		6,304,047

Real Estate Management & Development (0.0%)
Realogy Group LLC 7.625%, 6/15/25§	65,000	65,013

Total Real Estate		6,369,060

Utilities (3.7%)
Electric Utilities (2.4%)
AES Andres BV 7.950%, 5/11/26 (m)(x)	700,000	671,999
AES Argentina Generacion SA 7.750%, 2/2/24 (m)	150,000	108,000
Duke Energy Corp. 3.150%, 8/15/27	300,000	333,904
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	356,500
Empresa de Transmision Electrica SA 5.125%, 5/2/49§	400,000	461,875
Empresa Electrica Guacolda SA 4.560%, 4/30/25 (m)	500,000	412,344
Energuate Trust 5.875%, 5/3/27 (m)	200,000	196,938
Exelon Corp. 4.050%, 4/15/30	500,000	576,172
Georgia Power Co. Series A 2.200%, 9/15/24	535,000	560,745
Inkia Energy Ltd. 5.875%, 11/9/27 (m)	200,000	197,000
ITC Holdings Corp. 3.250%, 6/30/26	600,000	662,627
Korea East-West Power Co. Ltd. 1.750%, 5/6/25§	200,000	205,859
Korea Electric Power Corp. 1.125%, 6/15/25§	300,000	301,031
LLPL Capital Pte. Ltd. 6.875%, 2/4/39§	384,520	420,809
Metropolitan Edison Co. 4.000%, 4/15/25§	500,000	557,341
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	319,548	351,403
Minejesa Capital BV 4.625%, 8/10/30 (m)	600,000	611,437
5.625%, 8/10/37 (m)	200,000	205,938
Monongahela Power Co. 5.400%, 12/15/43§	530,000	743,117
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	1,095,000	1,119,289
Pampa Energia SA 7.500%, 1/24/27 (m)	550,000	440,172
9.125%, 4/15/29§	300,000	239,999
PG&E Corp. 5.000%, 7/1/28	70,000	69,979
Pinnacle West Capital Corp. 1.300%, 6/15/25	525,000	530,087
Star Energy Geothermal Wayang Windu Ltd. 6.750%, 4/24/33 (m)	181,400	188,032
TNB Global Ventures Capital Bhd. 3.244%, 10/19/26 (m)	200,000	213,000
Transelec SA 3.875%, 1/12/29 (m)	500,000	525,625
Virginia Electric and Power Co. Series A 3.500%, 3/15/27	300,000	340,768
Xcel Energy, Inc. 3.300%, 6/1/25	750,000	827,689

		12,429,679

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The) 4.487%, 3/4/49§	450,000	552,673

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
East Ohio Gas Co. (The) 3.000%, 6/15/50§	$575,000	$570,494
Grupo Energia Bogota SA ESP 4.875%, 5/15/30§	200,000	211,000

		1,334,167

Independent Power and Renewable Electricity Producers (0.6%)
AES Gener SA 5.000%, 7/14/25 (m)	1,300,000	1,248,000
Calpine Corp. 5.250%, 6/1/26§	185,000	186,796
5.125%, 3/15/28§	130,000	127,075
Cometa Energia SA de CV 6.375%, 4/24/35 (m)	665,000	693,886
Emirates Semb Corp. Water & Power Co. PJSC 4.450%, 8/1/35§	500,000	535,000
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)	313,000	322,390

		3,113,147

Multi-Utilities (0.4%)
Ameren Corp. 3.650%, 2/15/26	550,000	617,373
Dominion Energy, Inc. Series C 3.375%, 4/1/30	300,000	330,198
DTE Energy Co. 2.850%, 10/1/26	300,000	318,643
2.950%, 3/1/30	300,000	314,362
NiSource, Inc. 3.490%, 5/15/27	500,000	561,830

		2,142,406

Water Utilities (0.1%)
Essential Utilities, Inc. 2.704%, 4/15/30	515,000	539,028

Total Utilities		19,558,427

Total Corporate Bonds		137,781,339

Foreign Government Securities (2.0%)
Dominican Republic Government Bond 4.500%, 1/30/30§	500,000	452,344
6.400%, 6/5/49§	250,000	228,828
Export Import Bank of Thailand (ICE LIBOR USD 3 Month + 0.90%), 1.277%, 11/20/23 (k)(m)	200,000	197,045
(ICE LIBOR USD 3 Month + 0.85%), 1.209%, 5/23/24 (k)(m)	400,000	392,442
Kingdom of Saudi Arabia 2.375%, 10/26/21 (m)	700,000	710,150
2.875%, 3/4/23 (m)	200,000	208,850
2.900%, 10/22/25§	600,000	636,000
Malaysia Sovereign Sukuk Bhd. 3.043%, 4/22/25 (m)	800,000	856,500
Perusahaan Penerbit SBSN Indonesia III 3.750%, 3/1/23 (m)	600,000	628,875
4.150%, 3/29/27 (m)	200,000	217,937
Republic of Chile 2.450%, 1/31/31	500,000	519,125
Republic of Guatemala 5.375%, 4/24/32§	200,000	220,562
Republic of Indonesia 4.875%, 5/5/21 (m)	500,000	516,094
3.850%, 10/15/30	800,000	888,000
Republic of Panama 4.000%, 9/22/24	500,000	544,688
Republic of Peru 2.392%, 1/23/26	200,000	207,750
2.783%, 1/23/31	800,000	853,400
Republic of Philippines 2.457%, 5/5/30	300,000	315,000
State of Qatar 3.875%, 4/23/23 (m)	300,000	322,125
3.375%, 3/14/24 (m)	600,000	642,375
United Arab Emirates Government Bond 2.500%, 4/16/25§	200,000	207,750
3.125%, 4/16/30§	200,000	220,000
United Mexican States 4.750%, 4/27/32	300,000	330,450
5.000%, 4/27/51	200,000	215,700

Total Foreign Government Securities		10,531,990

Mortgage-Backed Securities (8.8%)
FHLMC 2.500%, 1/1/43	541,439	574,403
3.000%, 7/1/45	558,161	590,823
3.000%, 8/1/45	847,719	897,326
3.000%, 4/1/47	2,209,717	2,332,119
4.000%, 4/1/47	1,548,318	1,662,875
4.000%, 10/1/48	1,042,370	1,104,835
FHLMC UMBS 3.000%, 8/1/34	2,441,048	2,587,344
2.500%, 2/1/35	2,843,660	2,978,012
3.000%, 11/1/39	3,498,685	3,686,023
3.000%, 4/1/47	2,531,656	2,676,708
FNMA 2.140%, 10/1/29	3,800,000	4,112,687
2.260%, 1/1/30	3,000,000	3,300,005
3.000%, 4/1/45	678,398	711,756
3.000%, 10/1/46	1,227,127	1,282,480
FNMA UMBS 2.500%, 12/1/39	6,554,128	6,846,832
3.000%, 3/1/43	2,841,795	2,998,400
3.000%, 9/1/46	1,686,241	1,780,220
3.000%, 12/1/46	3,224,690	3,402,395
3.500%, 12/1/46	2,838,413	3,044,779

Total Mortgage-Backed Securities		46,570,022

Municipal Bonds (0.1%)
Missouri Highways and Transportation Commission Third Lien State Road Bonds Consisting of Tax Exempt Third Lien State Road Bonds Series 2009C 5.063%, 5/1/24	110,000	124,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	$150,000	$267,104

Total Municipal Bonds		391,757

U.S. Treasury Obligations (22.7%)
U.S. Treasury Bonds 1.125%, 5/15/40	3,160,000	3,131,193
2.750%, 11/15/42	590,000	755,751
3.125%, 2/15/43	3,470,000	4,704,086
3.625%, 8/15/43	3,260,000	4,761,737
2.750%, 11/15/47	3,660,000	4,788,070
1.250%, 5/15/50	3,400,000	3,267,313
U.S. Treasury Notes 1.750%, 11/30/21	8,425,000	8,613,482
0.125%, 5/31/22	6,170,000	6,165,672
0.250%, 6/15/23	14,010,000	14,040,678
2.125%, 9/30/24	5,420,000	5,849,982
2.250%, 10/31/24	5,965,000	6,477,508
2.750%, 2/28/25	3,300,000	3,678,455
0.250%, 5/31/25	11,770,000	11,754,394
3.000%, 9/30/25	5,330,000	6,071,675
2.625%, 1/31/26	1,000,000	1,125,184
2.250%, 3/31/26	4,480,000	4,957,050
1.625%, 10/31/26	5,330,000	5,725,711
0.500%, 5/31/27	9,850,000	9,859,557
2.250%, 8/15/27	1,100,000	1,235,382
2.250%, 11/15/27	5,450,000	6,136,800
0.625%, 5/15/30	6,400,000	6,383,192

Total U.S. Treasury Obligations		119,482,872

Total Long-Term Debt Securities (93.7%) (Cost $489,277,210)		494,327,596

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Fixed Income (1.0%)
DoubleLine Floating Rate Fund, Class I ‡
Total Investment Company(1.0%) (Cost $5,858,226)	587,984	5,297,738

SHORT-TERM INVESTMENTS:
Investment Companies (3.7%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	18,333,906	18,350,407

Total Investment Companies		19,350,407

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $400,004, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $444,481. (xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $151,083, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $154,104. (xx)	151,083	151,083

Total Repurchase Agreements		551,083

U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills 0.17%, 11/5/20 (p)	135,000	134,918
0.17%, 11/27/20 (p)	2,610,000	2,608,191

Total U.S. Treasury Obligations		2,743,109

Total Short-Term Investments (4.3%) (Cost $22,636,782)		22,644,599

Total Investments in Securities (99.0%) (Cost $517,772,218)		522,269,933
Other Assets Less Liabilities (1.0%)		5,437,514

Net Assets (100%)		$527,707,447

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $118,964,821 or 22.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $38,704,769 or 7.3% of net assets.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $1,531,801. This was collateralized by cash of $1,551,083 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2020.

Glossary:

CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
STRIPS	— Separate Trading of Registered Interest and Principal
Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	0.1%
Australia	0.3
Belgium	0.1
Brazil	0.6
Canada	0.9
Cayman Islands	7.3
Chile	1.1
China	0.8
Colombia	1.1
Dominican Republic	0.3
France	0.1
Guatemala	0.1
India	0.8
Indonesia	0.9
Ireland	0.2
Israel	0.2
Jamaica	0.0 #
Japan	0.2
Kuwait	0.2
Malaysia	0.4
Mexico	1.1
Netherlands	0.1
Panama	0.4
Peru	0.6
Philippines	0.4
Qatar	0.3
Saudi Arabia	0.3
Singapore	0.5
South Korea	0.1
Spain	0.1
Switzerland	0.2
Thailand	0.2
United Arab Emirates	0.2
United Kingdom	0.1
United States	78.7
Cash and Other	1.0

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	587,984	7,843,500	—	(2,000,000)	(282,897)	(262,865)	5,297,738	145,677	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$65,257,344	$—	$65,257,344
Collateralized Mortgage Obligations	—	80,012,876	—	80,012,876
Commercial Mortgage-Backed Securities	—	34,296,775	—	34,296,775
Convertible Bonds
Communication Services	—	2,621	—	2,621
Corporate Bonds
Communication Services	—	13,150,265	—	13,150,265
Consumer Discretionary	—	8,995,987	—	8,995,987
Consumer Staples	—	5,050,372	—	5,050,372
Energy	—	19,566,629	—	19,566,629
Financials	—	31,256,284	—	31,256,284
Health Care	—	7,717,296	—	7,717,296
Industrials	—	11,109,085	—	11,109,085
Information Technology	—	4,604,796	—	4,604,796
Materials	—	10,403,138	—	10,403,138
Real Estate	—	6,369,060	—	6,369,060
Utilities	—	19,558,427	—	19,558,427
Foreign Government Securities	—	10,531,990	—	10,531,990
Investment Company	5,297,738	—	—	5,297,738
Mortgage-Backed Securities	—	46,570,022	—	46,570,022
Municipal Bonds	—	391,757	—	391,757
Short-Term Investments
Investment Companies	19,350,407	—	—	19,350,407
Repurchase Agreements	—	551,083	—	551,083
U.S. Treasury Obligations	—	2,743,109	—	2,743,109
U.S. Treasury Obligations	—	119,482,872	—	119,482,872

Total Assets	$24,648,145	$497,621,788	$—	$522,269,933

Total Liabilities	$—	$—	$—	$—

Total	$24,648,145	$497,621,788	$—	$522,269,933

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$121,374,946
Long-term U.S. government debt securities	192,181,194

$313,556,140

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,644,221
Long-term U.S. government debt securities	183,524,692

$253,168,913

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,951,421
Aggregate gross unrealized depreciation	(14,486,863)

Net unrealized appreciation	$4,464,558

Federal income tax cost of investments in securities and derivative instruments, if applicable	$517,805,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $5,858,226)	$5,297,738
Unaffiliated Issuers (Cost $511,362,909)	516,421,112
Repurchase Agreements (Cost $551,083)	551,083
Cash	4,240,509
Dividends, interest and other receivables	2,902,427
Receivable for securities sold	1,660,906
Receivable for Portfolio shares sold	19,048
Securities lending income receivable	3,418
Other assets	6,526

Total assets	531,102,767

LIABILITIES
Payable for return of collateral on securities loaned	1,551,083
Payable for securities purchased	1,375,194
Investment management fees payable	230,275
Payable for Portfolio shares redeemed	80,323
Administrative fees payable	41,064
Distribution fees payable – Class IB	10,426
Trustees’ fees payable	365
Accrued expenses	106,590

Total liabilities	3,395,320

NET ASSETS	$527,707,447

Net assets were comprised of:
Paid in capital	$517,066,852
Total distributable earnings (loss)	10,640,595

Net assets	$527,707,447

Class IB
Net asset value, offering and redemption price per share, $51,490,204 / 5,028,644 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.24

Class K
Net asset value, offering and redemption price per share, $476,217,243 / 46,444,453 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.25

(x)	Includes value of securities on loan of $1,531,801.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest (net of $650 foreign withholding tax)	$8,315,504
Dividends ($145,677 of dividend income received from affiliates)	263,579
Securities lending (net)	8,630

Total income	8,587,713

EXPENSES
Investment management fees	1,494,791
Administrative fees	237,986
Distribution fees – Class IB	60,924
Professional fees	43,601
Printing and mailing expenses	28,355
Custodian fees	16,409
Trustees’ fees	7,494
Miscellaneous	24,005

Gross expenses	1,913,565
Less: Voluntary waiver from investment manager	(21,721)
Waiver from investment manager	(119,836)

Net expenses	1,772,008

NET INVESTMENT INCOME (LOSS)	6,815,705

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(282,897) realized gain (loss) from affiliates)	3,072,618
Net change in unrealized appreciation (depreciation) on investments in securities ($(262,865) of change in unrealized appreciation (depreciation) from affiliates)	(4,321,973)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,249,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,566,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,815,705	$13,448,253
Net realized gain (loss)	3,072,618	1,372,277
Net change in unrealized appreciation (depreciation)	(4,321,973)	16,953,188

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,566,350	31,773,718

Distributions to shareholders:
Class IB	—	(1,329,328)
Class K	—	(12,755,558)

Total distributions to shareholders	—	(14,084,886)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [777,954 and 1,513,044 shares, respectively]	7,850,418	15,323,912
Capital shares issued in reinvestment of dividends [0 and 131,245 shares, respectively]	—	1,329,328
Capital shares repurchased [(391,840) and (578,915) shares, respectively]	(3,918,999)	(5,845,519)

Total Class IB transactions	3,931,419	10,807,721

Class K
Capital shares sold [6,655,574 and 12,425,604 shares, respectively]	67,580,889	124,748,557
Capital shares issued in reinvestment of dividends [0 and 1,259,356 shares, respectively]	—	12,755,558
Capital shares repurchased [(2,489,926) and (2,289,914) shares, respectively]	(24,745,540)	(23,005,178)

Total Class K transactions	42,835,349	114,498,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	46,766,768	125,306,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,333,118	142,995,490
NET ASSETS:
Beginning of period	475,374,329	332,378,839

End of period	$527,707,447	$475,374,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,						May 1, 2015* to December 31, 2015
Class IB			2019		2018		2017	2016
Net asset value, beginning of period	$10.13		$9.64		$10.03		$9.81	$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.31		0.27		0.23	0.25	0.17
Net realized and unrealized gain (loss)	(0.02)		0.48		(0.37)		0.16	0.21	(0.39)

Total from investment operations	0.11		0.79		(0.10)		0.39	0.46	(0.22)

Less distributions:
Dividends from net investment income	—		(0.30)		(0.29)		(0.16)	(0.26)	(0.17)
Distributions from net realized gains	—		—		—		(0.01)	—	—

Total dividends and distributions	—		(0.30)		(0.29)		(0.17)	(0.26)	(0.17)

Net asset value, end of period	$10.24		$10.13		$9.64		$10.03	$9.81	$9.61

Total return (b)	1.09%		8.18%		(0.96)%		3.93%	4.83%	(2.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,490		$47,029		$34,500		$28,366	$10,304	$2,364
Ratio of expenses to average net assets:
After waivers (a)(f)	0.94	%(j)	0.96	%(k)	0.98	%(m)	1.04%	1.06%	1.08%
Before waivers (a)(f)	0.99%		1.00%		1.00%		1.07%	1.11%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.51%		3.06%		2.74%		2.23%	2.52%	2.54	%(l)
Before waivers (a)(f)	2.45%		3.03%		2.73%		2.20%	2.47%	2.36	%(l)
Portfolio turnover rate^	53	%(z)	57%		62%		120%	76%	79	%(z)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,						May 1, 2015* to December 31, 2015
Class K			2019		2018		2017	2016
Net asset value, beginning of period	$10.13		$9.65		$10.03		$9.81	$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.34		0.30		0.25	0.28	0.18
Net realized and unrealized gain (loss)	(0.02)		0.46		(0.36)		0.16	0.21	(0.38)

Total from investment operations	0.12		0.80		(0.06)		0.41	0.49	(0.20)

Less distributions:
Dividends from net investment income	—		(0.32)		(0.32)		(0.18)	(0.29)	(0.19)
Distributions from net realized gains	—		—		—		(0.01)	—	—

Total dividends and distributions	—		(0.32)		(0.32)		(0.19)	(0.29)	(0.19)

Net asset value, end of period	$10.25		$10.13		$9.65		$10.03	$9.81	$9.61

Total return (b)	1.18%		8.33%		(0.61)%		4.19%	5.10%	(2.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$476,217		$428,345		$297,879		$271,210	$60,950	$57,967
Ratio of expenses to average net assets:
After waivers (a)(f)	0.69	%(j)	0.71	%(k)	0.73	%(m)	0.79%	0.82%	0.84%
Before waivers (a)(f)	0.74%		0.75%		0.75%		0.82%	0.88%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.76%		3.32%		2.98%		2.49%	2.84%	2.67	%(l)
Before waivers (a)(f)	2.70%		3.28%		2.96%		2.45%	2.78%	2.47	%(l)
Portfolio turnover rate^	53	%(z)	57%		62%		120%	76%	79	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB and 0.70% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.98% for Class IB and 0.73% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	23.1%
Health Care	16.2
Industrials	10.7
Utilities	8.4
Communication Services	7.6
Materials	7.5
Energy	6.9
Consumer Discretionary	6.5
Information Technology	4.9
Real Estate	4.3
Consumer Staples	3.6
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$786.52	$4.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77
Class IB
Actual	1,000.00	787.95	4.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77
Class K
Actual	1,000.00	786.52	3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.6%)
Diversified Telecommunication Services (4.7%)
AT&T, Inc.	228,676	$6,912,876
Verizon Communications, Inc.	258,626	14,258,051

		21,170,927

Media (2.9%)
Comcast Corp., Class A	343,698	13,397,348

Total Communication Services		34,568,275

Consumer Discretionary (6.5%)
Household Durables (3.1%)
Lennar Corp., Class A	64,752	3,990,018
Whirlpool Corp.	76,457	9,903,475

		13,893,493

Specialty Retail (3.4%)
Lowe’s Cos., Inc.	114,021	15,406,518

Total Consumer Discretionary		29,300,011

Consumer Staples (3.6%)
Beverages (3.6%)
Coca-Cola European Partners plc	235,107	8,877,640
Molson Coors Beverage Co., Class B	212,429	7,299,061

Total Consumer Staples		16,176,701

Energy (6.9%)
Oil, Gas & Consumable Fuels (6.9%)
BP plc (ADR)	279,473	6,517,310
Hess Corp.	138,566	7,179,105
Phillips 66	168,253	12,097,391
Valero Energy Corp.	95,621	5,624,427

Total Energy		31,418,233

Financials (23.1%)
Banks (7.6%)
JPMorgan Chase & Co.	142,682	13,420,669
US Bancorp	356,689	13,133,289
Wells Fargo & Co.	307,927	7,882,931

		34,436,889

Capital Markets (2.8%)
Northern Trust Corp.	159,597	12,662,426

Consumer Finance (2.8%)
American Express Co.	134,808	12,833,722

Insurance (6.7%)
Aon plc, Class A	48,333	9,308,936
Assurant, Inc.	43,313	4,473,799
Chubb Ltd.	132,709	16,803,614

		30,586,349

Thrifts & Mortgage Finance (3.2%)
New York Community Bancorp, Inc.	1,417,238	14,455,828

Total Financials		104,975,214

Health Care (16.2%)
Health Care Equipment & Supplies (3.0%)
Medtronic plc	149,307	13,691,452

Health Care Providers & Services (9.9%)
Cigna Corp.	71,882	13,488,657
CVS Health Corp.	242,596	15,761,462
UnitedHealth Group, Inc.	53,488	15,776,286

		45,026,405

Pharmaceuticals (3.3%)
Johnson & Johnson	104,094	14,638,739

Total Health Care		73,356,596

Industrials (10.7%)
Aerospace & Defense (4.4%)
General Dynamics Corp.	79,935	11,947,085
Raytheon Technologies Corp.	128,651	7,927,475

		19,874,560

Machinery (6.3%)
Deere & Co.	59,906	9,414,228
Stanley Black & Decker, Inc.	90,525	12,617,374
Westinghouse Air Brake Technologies Corp.	115,129	6,627,977

		28,659,579

Total Industrials		48,534,139

Information Technology (4.9%)
IT Services (1.6%)
Cognizant Technology Solutions Corp., Class A	125,316	7,120,455

Software (3.3%)
Oracle Corp.	275,276	15,214,504

Total Information Technology		22,334,959

Materials (7.5%)
Chemicals (7.5%)
Corteva, Inc.	435,456	11,665,866
DuPont de Nemours, Inc.	198,285	10,534,882
Linde plc	55,652	11,804,346

Total Materials		34,005,094

Real Estate (4.3%)
Equity Real Estate Investment Trusts (REITs) (4.3%)
Healthpeak Properties, Inc. (REIT)	545,462	15,032,933
MGM Growth Properties LLC (REIT), Class A	170,277	4,633,237

Total Real Estate		19,666,170

Utilities (8.4%)
Electric Utilities (5.8%)
Entergy Corp.	143,029	13,417,550
Exelon Corp.	359,402	13,042,699

		26,460,249

Multi-Utilities (2.6%)
CenterPoint Energy, Inc.	380,497	7,103,879
Dominion Energy, Inc.	55,696	4,521,401

		11,625,280

Total Utilities		38,085,529

Total Investments in Securities (99.7%) (Cost $485,951,909)		452,420,921
Other Assets Less Liabilities (0.3%)		1,325,583

Net Assets (100%)		$453,746,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,568,275	$—	$—	$34,568,275
Consumer Discretionary	29,300,011	—	—	29,300,011
Consumer Staples	16,176,701	—	—	16,176,701
Energy	31,418,233	—	—	31,418,233
Financials	104,975,214	—	—	104,975,214
Health Care	73,356,596	—	—	73,356,596
Industrials	48,534,139	—	—	48,534,139
Information Technology	22,334,959	—	—	22,334,959
Materials	34,005,094	—	—	34,005,094
Real Estate	19,666,170	—	—	19,666,170
Utilities	38,085,529	—	—	38,085,529

Total Assets	$452,420,921	$—	$—	$452,420,921

Total Liabilities	$—	$—	$—	$—

Total	$452,420,921	$—	$—	$452,420,921

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$124,555,090
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$95,037,124

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,912,803
Aggregate gross unrealized depreciation	(60,185,924)

Net unrealized depreciation	$(34,273,121)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$486,694,042

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $485,951,909)	$452,420,921
Cash	1,213,553
Dividends, interest and other receivables	659,228
Receivable for Portfolio shares sold	47,450
Securities lending income receivable	65
Other assets	4,776

Total assets	454,345,993

LIABILITIES
Payable for Portfolio shares redeemed	245,798
Investment management fees payable	215,353
Administrative fees payable	36,978
Distribution fees payable – Class IB	27,115
Distribution fees payable – Class IA	5,292
Accrued expenses	68,953

Total liabilities	599,489

NET ASSETS	$453,746,504

Net assets were comprised of:
Paid in capital	$538,615,404
Total distributable earnings (loss)	(84,868,900)

Net assets	$453,746,504

Class IA
Net asset value, offering and redemption price per share, $25,047,722 / 7,160,140 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.50

Class IB
Net asset value, offering and redemption price per share, $128,950,239 / 36,571,906 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.53

Class K
Net asset value, offering and redemption price per share, $299,748,543 / 85,575,949 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$7,298,535
Interest	22,313
Securities lending (net)	1,342

Total income	7,322,190

EXPENSES
Investment management fees	1,730,501
Administrative fees	220,386
Distribution fees – Class IB	170,452
Distribution fees – Class IA	34,818
Professional fees	32,359
Printing and mailing expenses	26,213
Custodian fees	25,841
Trustees’ fees	7,607
Miscellaneous	5,102

Gross expenses	2,253,279
Less: Waiver from investment manager	(435,371)

Net expenses	1,817,908

NET INVESTMENT INCOME (LOSS)	5,504,282

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(53,707,780)
Net change in unrealized appreciation (depreciation) on investments in securities	(61,109,833)

NET REALIZED AND UNREALIZED GAIN (LOSS	(114,817,613)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(109,313,331)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,504,282	$12,239,338
Net realized gain (loss)	(53,707,780)	3,552,142
Net change in unrealized appreciation (depreciation)	(61,109,833)	99,881,278

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(109,313,331)	115,672,758

Distributions to shareholders:
Class IA	—	(1,222,231)
Class IB	—	(5,703,489)
Class K	—	(12,499,267)

Total distributions to shareholders	—	(19,424,987)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [170,923 and 369,092 shares, respectively]	632,761	1,549,073
Capital shares issued in reinvestment of dividends and distributions [0 and 280,234 shares, respectively]	—	1,222,231
Capital shares repurchased [(912,607) and (1,772,114) shares, respectively]	(3,399,653)	(7,232,126)

Total Class IA transactions	(2,766,892)	(4,460,822)

Class IB
Capital shares sold [2,228,995 and 2,177,964 shares, respectively]	8,091,205	9,177,283
Capital shares issued in reinvestment of dividends and distributions [0 and 1,297,473 shares, respectively]	—	5,703,489
Capital shares repurchased [(2,710,076) and (5,137,424) shares, respectively]	(10,096,156)	(21,769,208)

Total Class IB transactions	(2,004,951)	(6,888,436)

Class K
Capital shares sold [14,012,775 and 362,345 shares, respectively]	44,756,516	1,518,139
Capital shares issued in reinvestment of dividends and distributions [0 and 2,864,188 shares, respectively]	—	12,499,267
Capital shares repurchased [(4,318,953) and (19,671,399) shares, respectively]	(15,774,701)	(80,941,177)

Total Class K transactions	28,981,815	(66,923,771)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,209,972	(78,273,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,103,359)	17,974,742
NET ASSETS:
Beginning of period	538,849,863	520,875,121

End of period	$453,746,504	$538,849,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$4.45		$3.71	$6.09	$5.76	$5.79	$6.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.09	0.11	0.09	0.10	0.09
Net realized and unrealized gain (loss)	(0.99)		0.81	(0.72)	0.80	0.65	(0.22)

Total from investment operations	(0.95)		0.90	(0.61)	0.89	0.75	(0.13)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.12)	(0.09)	(0.11)	(0.10)
Distributions from net realized gains	—		(0.06)	(1.65)	(0.47)	(0.67)	(0.57)

Total dividends and distributions	—		(0.16)	(1.77)	(0.56)	(0.78)	(0.67)

Net asset value, end of period	$3.50		$4.45	$3.71	$6.09	$5.76	$5.79

Total return (b)	(21.35)%		24.30%	(11.69)%	15.78%	12.93%	(1.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,048		$35,150	$33,493	$41,988	$41,067	$38,863
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.99%	1.00%	1.00%	1.03%
Before waivers (a)(f)	1.14%		1.13%	1.13%	1.13%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.23%		2.17%	1.89%	1.56%	1.72%	1.46%
Before waivers (a)(f)	2.04%		1.98%	1.75%	1.43%	1.59%	1.37%
Portfolio turnover rate^	21	%(z)	56%	106%*	41%	49%	66%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$4.48		$3.74	$6.12	$5.79	$5.81	$6.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.09	0.11	0.10	0.10	0.09
Net realized and unrealized gain (loss)	(0.99)		0.81	(0.72)	0.79	0.66	(0.22)

Total from investment operations	(0.95)		0.90	(0.61)	0.89	0.76	(0.13)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.12)	(0.09)	(0.11)	(0.10)
Distributions from net realized gains	—		(0.06)	(1.65)	(0.47)	(0.67)	(0.57)

Total dividends and distributions	—		(0.16)	(1.77)	(0.56)	(0.78)	(0.67)

Net asset value, end of period	$3.53		$4.48	$3.74	$6.12	$5.79	$5.81

Total return (b)	(21.21)%		24.10%	(11.62)%	15.70%	13.06%	(1.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$128,950		$166,132	$144,780	$176,995	$162,969	$154,966
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.99%	1.00%	1.00%	1.03%
Before waivers (a)(f)	1.14%		1.13%	1.13%	1.13%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.23%		2.17%	1.89%	1.56%	1.72%	1.46%
Before waivers (a)(f)	2.04%		1.99%	1.75%	1.43%	1.59%	1.37%
Portfolio turnover rate^	21	%(z)	56%	106%*	41%	49%	66%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$4.45		$3.71	$6.09	$5.76	$5.79	$6.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.13	0.11	0.12	0.11
Net realized and unrealized gain (loss)	(1.00)		0.81	(0.72)	0.80	0.65	(0.22)

Total from investment operations	(0.95)		0.91	(0.59)	0.91	0.77	(0.11)

Less distributions:
Dividends from net investment income	—		(0.11)	(0.14)	(0.11)	(0.13)	(0.12)
Distributions from net realized gains	—		(0.06)	(1.65)	(0.47)	(0.67)	(0.57)

Total dividends and distributions	—		(0.17)	(1.79)	(0.58)	(0.80)	(0.69)

Net asset value, end of period	$3.50		$4.45	$3.71	$6.09	$5.76	$5.79

Total return (b)	(21.35)%		24.59%	(11.45)%	16.05%	13.22%	(1.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$299,749		$337,568	$342,603	$419,957	$456,807	$520,261
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%		0.70%	0.74%	0.75%	0.75%	0.79%
Before waivers (a)(f)	0.89%		0.88%	0.88%	0.88%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.48%		2.42%	2.14%	1.81%	1.98%	1.70%
Before waivers (a)(f)	2.29%		2.24%	2.00%	1.68%	1.85%	1.61%
Portfolio turnover rate^	21	%(z)	56%	106%*	41%	49%	66%
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 31%.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Investment Company	41.3%
Communication Services	10.2
Utilities	8.8
Industrials	8.7
Health Care	5.6
Information Technology	4.2
Materials	3.8
Consumer Staples	3.7
Consumer Discretionary	3.6
Financials	3.6
Repurchase Agreements	1.4
Real Estate	0.7
Energy	0.3
Cash and Other	4.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$875.52	$6.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.28	6.65
Class IB
Actual	1,000.00	875.62	6.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.28	6.65
Class K
Actual	1,000.00	877.55	5.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.52	5.40

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.32%, 1.32% and 1.07%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Diversified Telecommunication Services (1.7%)
CenturyLink, Inc.	87,000	$872,610
Cincinnati Bell, Inc.*	80,000	1,188,000
Koninklijke KPN NV	100,000	264,858
Liberty Global plc, Class A*	16,000	349,760
Liberty Global plc, Class C*	13,000	279,630
Masmovil Ibercom SA*	1,000	25,485

		2,980,343

Entertainment (0.5%)
Liberty Media Corp.-Liberty Braves, Class A*	20,000	401,600
Liberty Media Corp.-Liberty Braves, Class C*	12,000	236,880
Madison Square Garden Entertainment Corp.*	800	60,000
Madison Square Garden Sports Corp., Class A*	1,300	190,957

		889,437

Media (6.1%)
A H Belo Corp., Class A	93,000	160,890
AMC Networks, Inc., Class A*	24,000	561,360
Beasley Broadcast Group, Inc., Class A	50,000	121,500
Central European Media Enterprises Ltd., Class A*	840,000	2,973,600
Clear Channel Outdoor Holdings, Inc.*	565,000	587,600
DISH Network Corp., Class A*	40,000	1,380,400
EW Scripps Co. (The), Class A	121,000	1,058,750
Fox Corp., Class B	74,000	1,986,160
Loral Space & Communications, Inc.	54,000	1,054,080
MDC Partners, Inc., Class A*	2,000	4,160
Telenet Group Holding NV	27,000	1,110,274

		10,998,774

Wireless Telecommunication Services (1.9%)
Millicom International Cellular SA (x)	46,000	1,202,900
Telephone and Data Systems, Inc.	20,000	397,600
United States Cellular Corp.*	59,000	1,821,330

		3,421,830

Total Communication Services		18,290,384

Consumer Discretionary (3.6%)
Diversified Consumer Services (0.1%)
ServiceMaster Global Holdings, Inc.*	8,000	285,520

Hotels, Restaurants & Leisure (0.3%)
Cherry AB, Class B (r)(x)*	40,000	373,463
Dover Motorsports, Inc.	93,999	145,698

		519,161

Household Durables (2.3%)
Lennar Corp., Class B	37,000	1,705,330
Nobility Homes, Inc.	12,000	277,560
Sony Corp. (ADR)	30,000	2,073,900
Taylor Morrison Home Corp., Class A*	1,000	19,290

		4,076,080

Internet & Direct Marketing Retail (0.9%)
Altaba, Inc.*	72,200	1,552,300

Specialty Retail (0.0%)
Swedol AB, Class B (r)*	13,000	65,082

Total Consumer Discretionary		6,498,143

Consumer Staples (3.7%)
Beverages (2.5%)
Craft Brew Alliance, Inc. (x)*	251,000	3,862,890
National Beverage Corp. (x)*	8,500	518,670

		4,381,560

Food Products (1.2%)
GrainCorp Ltd., Class A*	12,000	34,292
Premier Foods plc*	1,000,000	869,288
Tootsie Roll Industries, Inc. (x)	36,998	1,267,922
United Malt Grp Ltd.*	10,000	28,530

		2,200,032

Total Consumer Staples		6,581,592

Energy (0.2%)
Energy Equipment & Services (0.0%)
KLX Energy Services Holdings, Inc. (x)*	45,000	96,750

Oil, Gas & Consumable Fuels (0.2%)
Alvopetro Energy Ltd.*	280,000	156,747
Gulf Coast Ultra Deep Royalty Trust	550,000	9,900
Noble Energy, Inc.	19,500	174,720

		341,367

Total Energy		438,117

Financials (3.6%)
Banks (0.7%)
Flushing Financial Corp.	75,000	864,000
Horizon Bancorp, Inc.	10,000	106,900
Sterling Bancorp	30,000	351,600

		1,322,500

Capital Markets (2.0%)
BKF Capital Group, Inc.*	2,434	17,330
Legg Mason, Inc.	70,000	3,482,500

		3,499,830

Insurance (0.9%)
Sony Financial Holdings, Inc.	65,000	1,564,415
Topdanmark A/S	1,000	41,293

		1,605,708

Total Financials		6,428,038

Health Care (5.6%)
Biotechnology (3.0%)
AbbVie, Inc.	7,300	716,714
Grifols SA (ADR)	24,000	437,760
Idorsia Ltd.*	15,000	478,897
Portola Pharmaceuticals, Inc.*	212,000	3,813,880

		5,447,251

Health Care Equipment & Supplies (0.7%)
ICU Medical, Inc.*	500	92,155
Innocoll Holdings plc (r)(x)*	125,000	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares		Value (Note 1)
Wright Medical Group NV*	38,000		$1,129,360

			1,221,515

Health Care Providers & Services (0.0%)
American Medical Alert Corp. (r)*	140,898		—

Life Sciences Tools & Services (1.0%)
Illumina, Inc.*	200		74,070
Pacific Biosciences of California, Inc.*	312,000		1,076,400
QIAGEN NV*	15,000		642,150

			1,792,620

Pharmaceuticals (0.9%)
Akorn, Inc. (x)*	80,000		22,400
Bristol-Myers Squibb Co.	12,000		705,600
Mylan NV*	55,000		884,400

			1,612,400

Total Health Care			10,073,786

Industrials (8.5%)
Aerospace & Defense (2.1%)
Hexcel Corp.	25,900		1,171,198
Raytheon Technologies Corp.	41,999		2,587,979

			3,759,177

Building Products (0.2%)
Carrier Global Corp.	12,000		266,640

Commercial Services & Supplies (0.4%)
Advanced Disposal Services, Inc.*	21,000		633,570

Electrical Equipment (0.0%)
OSRAM Licht AG*	500		22,915

Machinery (3.8%)
CIRCOR International, Inc.*	40,000		1,019,200
EnPro Industries, Inc.	25,000		1,232,250
Haldex AB*	29,000		116,520
Mueller Industries, Inc.	28,000		744,240
Mueller Water Products, Inc., Class A	52,000		490,360
Navistar International Corp.*	105,000		2,961,000
Otis Worldwide Corp.	4,000		227,440
Park-Ohio Holdings Corp.	2,500		41,475

			6,832,485

Road & Rail (0.0%)
Hertz Global Holdings, Inc. (x)*	60,000		84,600

Trading Companies & Distributors (2.0%)
Herc Holdings, Inc.*	92,000		2,827,160
Kaman Corp.	20,000		832,000

			3,659,160

Total Industrials			15,258,547

Information Technology (4.2%)
Communications Equipment (1.2%)
Acacia Communications, Inc.*	25,000		1,679,750
Digi International, Inc.*	45,000		524,250

			2,204,000

Electronic Equipment, Instruments & Components (0.9%)
CTS Corp.	12,000		240,480
Fitbit, Inc., Class A*	195,000		1,259,700

			1,500,180

IT Services (0.2%)
Business & Decision*	6,000		53,456
MoneyGram International, Inc. (x)*	70,000		224,700

			278,156

Semiconductors & Semiconductor Equipment (0.1%)
AIXTRON SE*	20,000		240,767

Software (1.6%)
ForeScout Technologies, Inc.*	42,000		890,400
LogMeIn, Inc.	12,000		1,017,240
NortonLifeLock, Inc.	15,000		297,450
RIB Software SE	20,000		652,294

			2,857,384

Technology Hardware, Storage & Peripherals (0.2%)
Dell Technologies, Inc., Class C*	—	@	18
Diebold Nixdorf, Inc.*	68,000		412,080

			412,098

Total Information Technology			7,492,585

Materials (3.8%)
Construction Materials (1.5%)
Vulcan Materials Co.	23,500		2,722,475

Containers & Packaging (0.5%)
Greif, Inc., Class A	5,000		172,050
Myers Industries, Inc.	55,000		800,250

			972,300

Metals & Mining (0.6%)
Osisko Gold Royalties Ltd.	15,000		149,823
Pan American Silver Corp.	30,000		911,093

			1,060,916

Paper & Forest Products (1.2%)
Canfor Corp.*	215,000		1,863,988
Norbord, Inc.	10,000		228,271

			2,092,259

Total Materials			6,847,950

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Condor Hospitality Trust, Inc. (REIT)	82,000		336,200
Ryman Hospitality Properties, Inc. (REIT)	24,000		830,400

Total Real Estate			1,166,600

Utilities (8.8%)
Electric Utilities (5.4%)
El Paso Electric Co.	110,000		7,370,000
Evergy, Inc.	25,000		1,482,250
PNM Resources, Inc.	22,000		845,680

			9,697,930

Gas Utilities (1.2%)
National Fuel Gas Co.	54,000		2,264,220

Independent Power and Renewable Electricity Producers (0.6%)
Alerion Cleanpower SpA (x)	11,000		94,811
TerraForm Power, Inc., Class A	50,000		922,000

			1,016,811

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.4%)
Avista Corp.	20,000	$727,800

Water Utilities (1.2%)
Severn Trent plc	70,000	2,147,701

Total Utilities		15,854,462

Total Common Stocks (52.9%) (Cost $110,970,320)		94,930,204

PREFERRED STOCK:
Industrials (0.2%)
Industrial Conglomerates (0.2%)
Steel Partners Holdings LP 6.000%	16,199	263,234

Total Preferred Stock (0.2%) (Cost $291,649)		263,234

MASTER LIMITED PARTNERSHIP:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Energy Transfer LP (Cost $218,293)	18,187	129,491

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	130,000	—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	21,000	7,245
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	10,000	6,600
Ambit Biosciences Corp., CVR (r)*	20,000	30,376
Clementia Pharmaceuticals, Inc., CVR (r)*	40,000	40,500
Stemline Therapeutics, Inc., CVR (r)*	30,000	7,425
Tobira Therapeutics, Inc., CVR (r)(x)*	15,000	675

		92,821

Pharmaceuticals (0.0%)
ADOLOR Corp., CVR (r)*	40,000	—
Ocera Therapeutics, Inc., CVR (r)*	16,000	3,440
Omthera Pharmaceuticals, Inc., CVR (r)*	100	—

		3,440

Total Health Care		96,261

Total Rights (0.0%) (Cost $37,470)		96,261

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (41.3%)
JPMorgan Prime Money Market Fund, IM Shares	74,102,799	74,169,491

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $612,001. (xx)	$600,000	600,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $200,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $222,241. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $63,583, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $64,854. (xx)	63,583	63,583
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $500,003, collateralized by various Common Stocks; total market value $555,647. (xx)	500,000	500,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $900,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $918,000. (xx)	900,000	900,000

Total Repurchase Agreements		2,463,583

Total Short-Term Investments (42.7%) (Cost $76,585,734)		76,633,074

Total Investments in Securities (95.9%) (Cost $188,103,466)		172,052,264
Other Assets Less Liabilities (4.1%)		7,262,502

Net Assets (100%)		$179,314,766

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

*	Non-income producing.
@	Shares are less than 0.5.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $4,153,278. This was collateralized by $1,973,976 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $2,463,583 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

EUR — European Currency Unit

JPY — Japanese Yen

USD — United States Dollar

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): EUR 24 and JPY 985,876.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)		Total
Assets:
Common Stocks
Communication Services	$16,889,767	$1,400,617	$—		$18,290,384
Consumer Discretionary	4,084,040	1,975,558	438,545		6,498,143
Consumer Staples	5,649,482	932,110	—		6,581,592
Energy	438,117	—	—		438,117
Financials	4,805,000	1,623,038	—		6,428,038
Health Care	9,594,889	478,897	—	(c)	10,073,786
Industrials	15,119,112	139,435	—		15,258,547
Information Technology	6,546,068	946,517	—		7,492,585
Materials	6,847,950	—	—		6,847,950
Real Estate	1,166,600	—	—		1,166,600
Utilities	13,611,950	2,242,512	—		15,854,462
Master Limited Partnership
Energy	129,491	—	—		129,491
Preferred Stock
Industrials	263,234	—	—		263,234
Rights
Communication Services	—	—	—	(c)	—	(c)
Health Care	—	—	96,261		96,261
Short-Term Investments
Investment Company	74,169,491	—	—		74,169,491
Repurchase Agreements	—	2,463,583	—		2,463,583

Total Assets	$159,315,191	$12,202,267	$534,806		$172,052,264

Total Liabilities	$—	$—	$—		$—

Total	$159,315,191	$12,202,267	$534,806		$172,052,264

(a)	A security with a market value of $1,552,300 transferred from Level 3 to Level 2 at the end of the period due to active trading.
(b)	A security with a market value of $65,082 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(c)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$78,917,715
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$125,122,954

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,666,739
Aggregate gross unrealized depreciation	(25,642,830)

Net unrealized depreciation	$(15,976,091)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$188,028,355

For the six months ended June 30, 2020, the Portfolio incurred approximately $6,795 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $185,639,883)	$169,588,681
Repurchase Agreements (Cost $2,463,583)	2,463,583
Cash	7,652,060
Foreign cash (Cost $988,601)	985,900
Receivable for securities sold	1,660,385
Due from Custodian	898,965
Dividends, interest and other receivables	167,352
Securities lending income receivable	26,061
Receivable for Portfolio shares sold	18,934
Other assets	1,941

Total assets	183,463,862

LIABILITIES
Payable for return of collateral on securities loaned	2,463,583
Payable for securities purchased	1,306,493
Payable for Portfolio shares redeemed	148,388
Investment management fees payable	132,349
Distribution fees payable – Class IB	31,008
Administrative fees payable	14,239
Distribution fees payable – Class IA	1,876
Accrued expenses	51,160

Total liabilities	4,149,096

NET ASSETS	$179,314,766

Net assets were comprised of:
Paid in capital	$201,923,020
Total distributable earnings (loss)	(22,608,254)

Net assets	$179,314,766

Class IA
Net asset value, offering and redemption price per share, $9,094,057 / 856,030 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.62

Class IB
Net asset value, offering and redemption price per share, $150,424,049 / 14,241,983 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.56

Class K
Net asset value, offering and redemption price per share, $19,796,660 / 1,841,794 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.75

(x)	Includes value of securities on loan of $4,153,278.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $12,441 foreign withholding tax)	$1,529,239
Interest	31,028
Securities lending (net)	101,299

Total income	1,661,566

EXPENSES
Investment management fees	835,773
Distribution fees – Class IB	196,670
Administrative fees	88,681
Custodian fees	29,338
Professional fees	21,852
Printing and mailing expenses	16,357
Distribution fees – Class IA	12,297
Trustees’ fees	3,088
Miscellaneous	1,880

Total expenses	1,205,936

NET INVESTMENT INCOME (LOSS)	455,630

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(7,713,813)
Net distributions of realized gain received from underlying funds	3,718,300
Foreign currency transactions	(1,291)

Net realized gain (loss)	(3,996,804)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(22,778,800)
Foreign currency translations	(9,110)

Net change in unrealized appreciation (depreciation)	(22,787,910)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(26,784,714)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,329,084)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$455,630	$8,564,290
Net realized gain (loss)	(3,996,804)	(1,828,585)
Net change in unrealized appreciation (depreciation)	(22,787,910)	11,196,890

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,329,084)	17,932,595

Distributions to shareholders:
Class IA	—	(496,792)
Class IB	—	(7,770,994)
Class K	—	(920,777)

Total distributions to shareholders	—	(9,188,563)

Tax return of capital:
Class IA	—	(161,405)
Class IB	—	(2,517,645)
Class K	—	(299,818)

Total	—	(2,978,868)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [26,977 and 85,742 shares, respectively]	291,863	1,065,451
Capital shares issued in reinvestment of dividends and distributions [0 and 54,405 shares, respectively]	—	658,197
Capital shares repurchased [(132,272) and (180,348) shares, respectively]	(1,427,853)	(2,246,751)

Total Class IA transactions	(1,135,990)	(523,103)

Class IB
Capital shares sold [488,089 and 1,244,491 shares, respectively]	5,303,259	15,344,410
Capital shares issued in reinvestment of dividends and distributions [0 and 855,348 shares, respectively]	—	10,288,639
Capital shares repurchased [(1,168,681) and (2,557,967) shares, respectively]	(12,535,799)	(31,724,485)

Total Class IB transactions	(7,232,540)	(6,091,436)

Class K
Capital shares sold [527,289 and 264,796 shares, respectively]	5,762,309	3,357,148
Capital shares issued in reinvestment of dividends and distributions [0 and 99,874 shares, respectively]	—	1,220,595
Capital shares repurchased [(388,396) and (330,488) shares, respectively]	(4,166,107)	(4,152,712)

Total Class K transactions	1,596,202	425,031

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,772,328)	(6,189,508)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,101,412)	(424,344)
NET ASSETS:
Beginning of period	212,416,178	212,840,522

End of period	$179,314,766	$212,416,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019		2018		2017		2016		2015
Net asset value, beginning of period	$12.13		$11.84		$13.00		$12.95		$12.65		$12.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	######	0.48	#####	0.17	##	0.01	####	0.01	###	—	#
Net realized and unrealized gain (loss)	(1.53)		0.53		(0.79)		0.77		0.96		0.30

Total from investment operations	(1.51)		1.01		(0.62)		0.78		0.97		0.30

Less distributions:
Dividends from net investment income	—		(0.51)		(0.19)		—	#	—	#	—
Distributions from net realized gains	—		(0.04)		(0.35)		(0.73)		(0.67)		(0.60)
Return of capital	—		(0.17)		—		—		—		—

Total dividends and distributions	—		(0.72)		(0.54)		(0.73)		(0.67)		(0.60)

Net asset value, end of period	$10.62		$12.13		$11.84		$13.00		$12.95		$12.65

Total return (b)	(12.45)%		8.62%		(4.85)%		6.14	%(gg)	7.69	%(dd)	2.42	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,094		$11,656		$11,854		$13,541		$14,951		$13,834
Ratio of expenses to average net assets (a)(f)	1.32%		1.31%		1.31%		1.32%		1.33%		1.31%
Ratio of net investment income (loss) to average net assets (a)(f)	0.46	%(ii)	3.89	%(hh)	1.33	%(aa)	0.07	%(ff)	0.04	%(ee)	(0.01	)%(cc)
Portfolio turnover rate^	60	%(z)	184%		175%		138%		198%		199%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$12.06		$11.77		$12.93		$12.88		$12.59		$12.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	######	0.49	#####	0.17	##	0.01	####	0.01	###	—	#
Net realized and unrealized gain (loss)	(1.53)		0.52		(0.79)		0.77		0.95		0.30

Total from investment operations	(1.50)		1.01		(0.62)		0.78		0.96		0.30

Less distributions:
Dividends from net investment income	—		(0.51)		(0.19)		—	#	—	#	—
Distributions from net realized gains	—		(0.04)		(0.35)		(0.73)		(0.67)		(0.60)
Return of capital	—		(0.17)		—		—		—		—

Total dividends and distributions	—		(0.72)		(0.54)		(0.73)		(0.67)		(0.60)

Net asset value, end of period	$10.56		$12.06		$11.77		$12.93		$12.88		$12.59

Total return (b)	(12.44)%		8.67%		(4.88)%		6.17	%(gg)	7.65	%(dd)	2.43	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,424		$179,897		$181,045		$205,054		$210,957		$223,093
Ratio of expenses to average net assets (a)(f)	1.32%		1.31%		1.31%		1.32%		1.33%		1.31%
Ratio of net investment income (loss) to average net assets (a)(f)	0.47	%(ii)	3.96	%(hh)	1.35	%(aa)	0.07	%(ff)	0.05	%(ee)	(0.02	)%(cc)
Portfolio turnover rate^	60	%(z)	184%		175%		138%		198%		199%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016		2015
Net asset value, beginning of period	$12.25		$11.95		$13.12		$13.06		$12.75		$13.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	######	0.54	#####	0.21	##	0.04	####	0.04	###	0.03
Net realized and unrealized gain (loss)	(1.54)		0.52		(0.81)		0.79		0.97		0.30

Total from investment operations	(1.50)		1.06		(0.60)		0.83		1.01		0.33

Less distributions:
Dividends from net investment income	—		(0.54)		(0.22)		(0.04)		(0.03)		—
Distributions from net realized gains	—		(0.04)		(0.35)		(0.73)		(0.67)		(0.60)
Return of capital	—		(0.18)		—		—		—		—

Total dividends and distributions	—		(0.76)		(0.57)		(0.77)		(0.70)		(0.60)

Net asset value, end of period	$10.75		$12.25		$11.95		$13.12		$13.06		$12.75

Total return (b)	(12.24)%		8.89%		(4.64)%		6.42	%(gg)	7.98	%(dd)	2.64	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,797		$20,863		$19,942		$20,653		$22,410		$21,227
Ratio of expenses to average net assets (a)(f)	1.07%		1.06%		1.05%		1.07%		1.08%		1.06%
Ratio of net investment income (loss) to average net assets (a)(f)	0.73	%(ii)	4.29	%(hh)	1.58	%(aa)	0.32	%(ff)	0.30	%(ee)	0.24	%(cc)
Portfolio turnover rate^	60	%(z)	184%		175%		138%		198%		199%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.07, $0.07 and $0.11 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.02 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.03 for Class IA, Class IB and Class K, respectively.
#####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.05, and $0.09 for Class IA, Class IB and Class K, respectively.
######	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.00#, $0.00# and $0.01 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.77% lower.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.01% for Class IA, 2.02% for Class IB and 2.23% for Class K.
(cc)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.22)% for Class IA, (0.23)% for Class IB and 0.03% for Class K.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 7.44% for Class IA, 7.40% for Class IB and 7.73% for Class K.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios would have been 0.15%, 0.15% and 0.16% lower for Class IA, Class IB and Class K, respectively.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(gg)	Includes a litigation payment. Without this payment, the total return would have been 5.57% for Class IA, 5.60% for Class IB and 5.85% for Class K.
(hh)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 3.56% lower.
(ii)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.51% lower.

See Notes to Financial Statements.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Industrials	37.8%
Consumer Discretionary	11.6
Communication Services	8.5
Materials	8.2
Health Care	7.4
Utilities	7.3
Consumer Staples	6.7
Financials	3.8
Information Technology	3.3
Real Estate	2.5
Repurchase Agreements	1.1
Energy	0.7
Investment Company	0.3
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$814.99	$4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.55	5.37
Class IB
Actual	1,000.00	815.03	4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.55	5.37
Class K
Actual	1,000.00	816.13	3.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.79	4.12

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.07%, 1.07% and 0.82%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (8.5%)
Diversified Telecommunication Services (1.5%)
Cincinnati Bell, Inc.*	710,000	$10,543,500
Consolidated Communications Holdings, Inc.*	30,000	203,100
Iridium Communications, Inc.*	600,000	15,264,000
Liberty Global plc, Class A*	97,471	2,130,716
Liberty Global plc, Class C*	230,000	4,947,300
Liberty Latin America Ltd., Class A*	16,600	161,352
Verizon Communications, Inc.	100,000	5,513,000

		38,762,968

Entertainment (3.3%)
IMAX Corp.*	62,000	695,020
Liberty Media Corp.-Liberty Braves, Class A(x)*	260,000	5,220,800
Liberty Media Corp.-Liberty Braves, Class C*	165,000	3,257,100
Live Nation Entertainment, Inc.*	490,000	21,721,700
Madison Square Garden Entertainment Corp.*	173,000	12,975,000
Madison Square Garden Sports Corp., Class A*	177,000	25,999,530
Marcus Corp. (The)	563,000	7,471,010
Reading International, Inc., Class A (x)*	95,000	403,750
Reading International, Inc., Class B*	10,000	160,100
Take-Two Interactive Software, Inc.*	66,000	9,211,620
World Wrestling Entertainment, Inc., Class A	29,000	1,260,050

		88,375,680

Interactive Media & Services (0.0%)
Cars.com, Inc.*	22,000	126,720

Media (2.9%)
AMC Networks, Inc., Class A*	112,000	2,619,680
Beasley Broadcast Group, Inc., Class A‡	654,892	1,591,388
Clear Channel Outdoor Holdings, Inc. (x)*	1,155,078	1,201,281
Corus Entertainment, Inc., Class B (x)	345,000	726,797
Discovery, Inc., Class A*	12,000	253,200
Discovery, Inc., Class C*	35,000	674,100
DISH Network Corp., Class A*	18,974	654,793
EW Scripps Co. (The), Class A	2,322,100	20,318,375
Gray Television, Inc.*	319,300	4,454,235
Gray Television, Inc., Class A*	37,602	488,074
Grupo Televisa SAB (ADR)*	113,000	592,120
Interpublic Group of Cos., Inc. (The)	820,000	14,071,200
Loral Space & Communications, Inc.	210,000	4,099,200
Meredith Corp. (x)	215,000	3,128,250
MSG Networks, Inc., Class A*	670,015	6,666,649
Nexstar Media Group, Inc., Class A	31,000	2,594,390
Salem Media Group, Inc.	370,000	418,100
Sinclair Broadcast Group, Inc., Class A (x)	200,000	3,692,000
Sirius XM Holdings, Inc.	1,000,000	5,870,000
Townsquare Media, Inc., Class A	153,000	683,910
WideOpenWest, Inc.*	300,026	1,581,137

		76,378,879

Wireless Telecommunication Services (0.8%)
Gogo, Inc. (x)*	392,000	1,238,720
Rogers Communications, Inc., Class B	200,000	8,038,000
Shenandoah Telecommunications Co.	119,000	5,865,510
Telephone and Data Systems, Inc.	88,000	1,749,440
United States Cellular Corp.*	95,000	2,932,650
VEON Ltd. (ADR)	700,000	1,260,000

		21,084,320

Total Communication Services		224,728,567

Consumer Discretionary (11.6%)
Auto Components (2.5%)
BorgWarner, Inc.	248,000	8,754,400
Cooper Tire & Rubber Co.	217,042	5,992,529
Dana, Inc.	1,163,035	14,177,397
Freni Brembo SpA (x)*	1,000,000	9,225,337
Garrett Motion, Inc.*	312,000	1,728,480
Gentex Corp.	190,000	4,896,300
Modine Manufacturing Co.*	830,000	4,581,600
Standard Motor Products, Inc.	145,000	5,974,000
Stoneridge, Inc.*	240,000	4,958,400
Strattec Security Corp.	162,904	2,596,690
Superior Industries International, Inc.	385,000	654,500
Tenneco, Inc., Class A (x)*	415,000	3,137,400

		66,677,033

Automobiles (0.3%)
Thor Industries, Inc.	4,000	426,120
Winnebago Industries, Inc.	100,000	6,662,000

		7,088,120

Distributors (0.1%)
Uni-Select, Inc.	338,500	1,837,614

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc. (x)*	200,000	1,390,000

Hotels, Restaurants & Leisure (2.9%)
Biglari Holdings, Inc., Class A*‡	12,500	4,187,500
Biglari Holdings, Inc., Class B*	17,000	1,172,660
Boyd Gaming Corp.	1,130,000	23,617,000
Canterbury Park Holding Corp. (x)‡	323,000	3,472,250
Cheesecake Factory, Inc. (The) (x)	354,000	8,113,680
Churchill Downs, Inc.	112,600	14,992,690
Cracker Barrel Old Country Store, Inc.	6,000	665,460
Denny’s Corp.*	248,080	2,505,608
Dover Motorsports, Inc.	685,012	1,061,769
Full House Resorts, Inc.*	445,000	591,850
Golden Entertainment, Inc.*	180,100	1,606,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
International Game Technology plc (x)	80,000	$712,000

Las Vegas Sands Corp.	104,000	4,736,160
Nathan’s Famous, Inc.	168,546	9,479,027

		76,914,146

Household Durables (2.1%)
Bassett Furniture Industries, Inc. (x)	373,001	2,741,557
Cavco Industries, Inc.*	159,000	30,663,150
Ethan Allen Interiors, Inc.	24,000	283,920
Hunter Douglas NV*	21,000	1,120,092
La-Z-Boy, Inc.	320,000	8,659,200
Lennar Corp., Class B	105,000	4,839,450
Nobility Homes, Inc.	148,282	3,429,763
Skyline Champion Corp.*	170,000	4,137,800

		55,874,932

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	565,000	11,311,300
Lands’ End, Inc. (x)*	107,000	860,280
Stamps.com, Inc.*	12,700	2,332,863

		14,504,443

Leisure Products (0.3%)
Brunswick Corp.	60,000	3,840,600
Marine Products Corp.	276,000	3,822,600
Universal Entertainment Corp. (x)	55,000	1,078,132

		8,741,332

Specialty Retail (2.5%)
Aaron’s, Inc.	153,000	6,946,200
AutoNation, Inc.*	410,000	15,407,800
Barnes & Noble Education, Inc.*	6,000	9,600
Big 5 Sporting Goods Corp. (x)	150,000	291,000
Bowlin Travel Centers, Inc.*	77,200	206,896
Carvana Co. (x)*	5,000	601,000
GNC Holdings, Inc., Class A (r)(x)*	30,000	16,500
Monro, Inc.	60,000	3,296,400
O’Reilly Automotive, Inc.*	10,000	4,216,700
Penske Automotive Group, Inc.	460,000	17,806,600
Pets at Home Group plc	260,000	769,107
Sally Beauty Holdings, Inc.*	500,000	6,265,000
Tractor Supply Co.	81,200	10,701,348

		66,534,151

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	185,000	2,088,650
Movado Group, Inc.	185,000	2,005,400
Wolverine World Wide, Inc.	55,000	1,309,550

		5,403,600

Total Consumer Discretionary		304,965,371

Consumer Staples (6.7%)
Beverages (1.2%)
Boston Beer Co., Inc. (The), Class A*	6,000	3,219,900
Brown-Forman Corp., Class A	88,000	5,066,160
Crimson Wine Group Ltd.*	368,500	1,989,900
Davide Campari-Milano SpA	700,000	5,891,138
National Beverage Corp. (x)*	58,200	3,551,364
Primo Water Corp.	800,000	11,000,000

		30,718,462

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	19,000	2,840,880
Ingles Markets, Inc., Class A‡	779,200	33,560,144
United Natural Foods, Inc.*	85,000	1,547,850
Village Super Market, Inc., Class A	113,300	3,140,676
Weis Markets, Inc.	70,500	3,533,460

		44,623,010

Food Products (2.2%)
Calavo Growers, Inc.	38,000	2,390,580
Farmer Bros Co.*	205,000	1,504,700
Flowers Foods, Inc.	60,000	1,341,600
Hain Celestial Group, Inc. (The)*	311,600	9,818,516
Ingredion, Inc.	20,000	1,660,000
J & J Snack Foods Corp.	45,000	5,720,850
John B Sanfilippo & Son, Inc.	17,000	1,450,610
Lifeway Foods, Inc.*	52,000	119,600
Limoneira Co.	44,000	637,560
Maple Leaf Foods, Inc.	112,000	2,352,033
Post Holdings, Inc.*	100,000	8,762,000
Rock Field Co. Ltd. (x)	380,000	4,583,657
Tootsie Roll Industries, Inc. (x)	476,000	16,312,520

		56,654,226

Household Products (1.4%)
Church & Dwight Co., Inc.	100,000	7,730,000
Energizer Holdings, Inc.	150,000	7,123,500
Katy Industries, Inc. (r)*	300,000	—
Oil-Dri Corp. of America‡	425,000	14,747,500
WD-40 Co.	42,000	8,328,600

		37,929,600

Personal Products (0.2%)
Edgewell Personal Care Co.*	90,068	2,806,519
Revlon, Inc., Class A (x)*	22,000	217,800
United-Guardian, Inc.	140,000	2,069,550

		5,093,869

Total Consumer Staples		175,019,167

Energy (0.7%)
Energy Equipment & Services (0.4%)
Dril-Quip, Inc.*	204,000	6,077,160
KLX Energy Services Holdings, Inc. (x)*	236,000	507,400
Oceaneering International, Inc.*	140,000	894,600
RPC, Inc. (x)*	1,050,000	3,234,000

		10,713,160

Oil, Gas & Consumable Fuels (0.3%)
Black Ridge Oil & Gas, Inc.*	1,516	7,580
CNX Resources Corp.*	210,000	1,816,500
Navigator Holdings Ltd.*	165,000	1,060,950
ONEOK, Inc.	138,000	4,584,360

		7,469,390

Total Energy		18,182,550

Financials (3.8%)
Banks (1.6%)
Ameris Bancorp	37,000	872,830
Atlantic Capital Bancshares, Inc.*	54,000	656,640
Atlantic Union Bankshares Corp.	12,000	277,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Private Financial Holdings, Inc.	475,000	$3,268,000
Cadence Bancorp	45,000	398,700
Colony Bankcorp, Inc.	12,000	141,240
Eagle Bancorp, Inc.	59,000	1,932,250
FB Financial Corp.	12,000	297,240
First Bancorp (Nasdaq Stock Exchange)	10,000	250,800
First Bancorp (Quotrix Stock Exchange)	84,000	469,560
First Busey Corp.	28,500	531,525
First Horizon National Corp.	60,000	597,600
Flushing Financial Corp.	617,000	7,107,840
FNB Corp.	46,000	345,000
Hope Bancorp, Inc.	570,000	5,255,400
Huntington Bancshares, Inc.	250,000	2,258,750
OceanFirst Financial Corp.	50,000	881,500
Renasant Corp.	10,000	249,000
Sandy Spring Bancorp, Inc.	44,000	1,090,320
Seacoast Banking Corp. of Florida*	35,000	714,000
ServisFirst Bancshares, Inc.	26,000	929,760
South State Corp.	12,000	571,920
Southern First Bancshares, Inc.*	10,000	277,100
Southern National Bancorp of Virginia, Inc.	10,000	96,900
Sterling Bancorp	746,000	8,743,120
Synovus Financial Corp.	79,000	1,621,870
Thomasville Bancshares, Inc.	15,960	734,160
Towne Bank	11,000	207,240
Trustmark Corp.	20,000	490,400
United Community Banks, Inc.	23,000	462,760

		41,731,345

Capital Markets (2.0%)
BKF Capital Group, Inc.*	13,000	92,560
Calamos Asset Management, Inc. (r)*	190,000	—
Charles Schwab Corp. (The)	85,000	2,867,900
Cohen & Steers, Inc.	314,000	21,367,700
Federated Hermes, Inc., Class B	85,000	2,014,500
GAM Holding AG (x)*	500,000	1,144,681
Janus Henderson Group plc	355,000	7,511,800
KKR & Co., Inc., Class A	154,000	4,755,520
PJT Partners, Inc., Class A	100,000	5,134,000
Pzena Investment Management, Inc., Class A	80,000	435,200
Waddell & Reed Financial, Inc., Class A (x)	514,000	7,972,140
Wright Investors’ Service Holdings, Inc. (x)*	188,000	88,360

		53,384,361

Consumer Finance (0.0%)
Medallion Financial Corp.*	180,000	477,000

Insurance (0.2%)
Alleghany Corp.	3,000	1,467,420
Argo Group International Holdings Ltd.	70,000	2,438,100

		3,905,520

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	34,000	374,340
Crazy Woman Creek Bancorp, Inc.	14,200	198,800

		573,140

Total Financials		100,071,366

Health Care (7.4%)
Biotechnology (0.1%)
Invitae Corp. (x)*	77,000	2,332,330
OPKO Health, Inc. (x)*	200,000	682,000

		3,014,330

Health Care Equipment & Supplies (6.4%)
Align Technology, Inc.*	300	82,332
Biolase, Inc.*	1	—
Cantel Medical Corp.	35,000	1,548,050
Cardiovascular Systems, Inc.*	43,678	1,378,041
CONMED Corp.	61,200	4,405,788
Cooper Cos., Inc. (The)	15,000	4,254,600
Cutera, Inc.*	685,000	8,336,450
DexCom, Inc.*	13,500	5,472,900
Heska Corp.*	29,000	2,701,930
ICU Medical, Inc.*	25,000	4,607,750
IntriCon Corp.*	160,000	2,163,200
Masimo Corp.*	95,000	21,659,050
Meridian Bioscience, Inc.*	190,000	4,425,100
Neogen Corp.*	21,000	1,629,600
NuVasive, Inc.*	152,000	8,460,320
Orthofix Medical, Inc.*	64,000	2,048,000
Quidel Corp.*	340,800	76,250,592
STERIS plc	84,000	12,888,960
Surmodics, Inc.*	50,000	2,162,000
Wright Medical Group NV*	150,000	4,458,000

		168,932,663

Health Care Providers & Services (0.5%)
Chemed Corp.	3,000	1,353,210
Covetrus, Inc.*	30,000	536,700
Henry Schein, Inc.*	20,000	1,167,800
Owens & Minor, Inc.	120,000	914,400
Patterson Cos., Inc.	350,000	7,700,000

		11,672,110

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	85,000	605,200
Teladoc Health, Inc.*	10,000	1,908,400

		2,513,600

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	20,000	9,029,800

Pharmaceuticals (0.0%)
Cassava Sciences, Inc.*	1	3

Total Health Care		195,162,506

Industrials (37.8%)
Aerospace & Defense (4.7%)
AAR Corp.	102,009	2,108,526
Aerojet Rocketdyne Holdings, Inc.*	1,634,000	64,771,760
Astronics Corp.*	9,000	95,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Astronics Corp., Class B (x)*	22,937	$220,193
Curtiss-Wright Corp.	207,000	18,480,960
Ducommun, Inc.*	91,270	3,182,585
HEICO Corp.	121,093	12,066,918
HEICO Corp., Class A	3,300	268,092
Innovative Solutions and Support, Inc.*	106,409	532,045
Moog, Inc., Class A	67,000	3,549,660
Moog, Inc., Class B (x)	31,605	1,668,744
Park Aerospace Corp.	736,000	8,199,040
Textron, Inc.	287,000	9,445,170

		124,588,733

Building Products (1.9%)
A O Smith Corp.	80,000	3,769,600
Armstrong Flooring, Inc.*	568,000	1,698,320
Fortune Brands Home & Security, Inc.	14,000	895,020
Gibraltar Industries, Inc.*	33,000	1,584,330
Griffon Corp.	2,041,164	37,802,357
Johnson Controls International plc	120,000	4,096,800

		49,846,427

Commercial Services & Supplies (5.3%)
ACCO Brands Corp.	162,000	1,150,200
Casella Waste Systems, Inc., Class A*	168,000	8,756,160
Covanta Holding Corp.	212,000	2,033,080
IAA, Inc.*	434,000	16,739,380
KAR Auction Services, Inc.	440,000	6,054,400
Kimball International, Inc., Class B	140,000	1,618,400
Loomis AB*	220,000	5,248,679
Matthews International Corp., Class A	410,000	7,831,000
McGrath RentCorp	23,000	1,242,230
Republic Services, Inc.	382,000	31,343,100
Rollins, Inc.	1,164,000	49,341,960
Team, Inc.*	1,345,039	7,491,867

		138,850,456

Construction & Engineering (0.3%)
Aegion Corp.*	70,000	1,110,900
Arcosa, Inc.	100,000	4,220,000
Granite Construction, Inc.	19,000	363,660
Valmont Industries, Inc.	10,000	1,136,200

		6,830,760

Electrical Equipment (2.1%)
Allied Motion Technologies, Inc.	31,359	1,106,973
AMETEK, Inc.	341,000	30,475,170
AZZ, Inc.	138,000	4,736,160
Rockwell Automation, Inc.	90,000	19,170,000
SGL Carbon SE*	10,000	36,357
Vicor Corp.*	13,000	935,350

		56,460,010

Industrial Conglomerates (0.5%)
Raven Industries, Inc.	125,000	2,688,750
Roper Technologies, Inc.	26,500	10,288,890

		12,977,640

Machinery (16.3%)
Albany International Corp., Class A	42,000	2,465,820
Altra Industrial Motion Corp.	38,000	1,210,680
Astec Industries, Inc.	452,000	20,932,120
Chart Industries, Inc.*	157,000	7,612,930
CIRCOR International, Inc.*	675,000	17,199,000
CNH Industrial NV*	2,690,000	18,910,700
Crane Co.	555,000	33,000,300
Donaldson Co., Inc.	216,000	10,048,320
Eastern Co. (The)	233,981	4,181,241
Enerpac Tool Group Corp.	12,000	211,200
EnPro Industries, Inc.	406,500	20,036,385
Federal Signal Corp.	620,000	18,432,600
Flowserve Corp.	104,000	2,966,080
Franklin Electric Co., Inc.	260,000	13,655,200
Gorman-Rupp Co. (The)	384,000	11,934,720
Graco, Inc.	450,000	21,595,500
Hyster-Yale Materials Handling, Inc.	68,068	2,631,509
IDEX Corp.	98,000	15,487,920
Interpump Group SpA	220,000	6,527,555
Kennametal, Inc.	243,000	6,976,530
L B Foster Co., Class A*	181,000	2,311,370
Lincoln Electric Holdings, Inc.	105,000	8,845,200
Lindsay Corp.	62,000	5,717,020
LS Starrett Co. (The), Class A*‡	354,001	1,200,063
Lydall, Inc.*	40,000	542,400
Manitowoc Co., Inc. (The)*	34,000	369,920
Middleby Corp. (The)*	4,800	378,912
Mueller Industries, Inc.	1,510,060	40,137,395
Mueller Water Products, Inc., Class A	1,455,000	13,720,650
Navistar International Corp.*	925,000	26,085,000
Nordson Corp.	40,000	7,588,400
Park-Ohio Holdings Corp.	517,000	8,577,030
Shyft Group, Inc. (The)	290,000	4,883,600
Standex International Corp.	80,000	4,604,000
Tennant Co.	308,000	20,023,080
Toro Co. (The)	48,000	3,184,320
Trinity Industries, Inc. (x)	432,094	9,199,281
Twin Disc, Inc. (x)*	443,531	2,457,162
Watts Water Technologies, Inc., Class A	330,000	26,730,000
Welbilt, Inc.*	60,000	365,400
Woodward, Inc.	95,000	7,367,250

		430,303,763

Road & Rail (0.1%)
Hertz Global Holdings, Inc. (x)*	1,097,000	1,546,770

Trading Companies & Distributors (6.3%)
GATX Corp.	905,173	55,197,450
H&E Equipment Services, Inc.	22,000	406,560
Herc Holdings, Inc.*	1,424,000	43,759,520
Kaman Corp.	998,000	41,516,800
Lawson Products, Inc.*	104,000	3,355,040
Rush Enterprises, Inc., Class B‡	500,000	17,830,000
Titan Machinery, Inc.*	60,000	651,600
United Rentals, Inc.*	27,000	4,024,080

		166,741,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.	90,000	$2,762,100
Signature Aviation plc	1,700,000	4,878,818

		7,640,918

Total Industrials		995,786,527

Information Technology (3.3%)
Communications Equipment (0.1%)
Communications Systems, Inc.	430,000	2,180,100
EchoStar Corp., Class A*	30,000	838,800

		3,018,900

Electronic Equipment, Instruments & Components (1.7%)
Badger Meter, Inc.	119,024	7,488,990
Bel Fuse, Inc., Class A (x)‡	168,008	1,676,720
CTS Corp.	1,030,000	20,641,200
Daktronics, Inc.	134,000	582,900
Itron, Inc.*	65,000	4,306,250
Landis+Gyr Group AG*	13,000	840,135
Littelfuse, Inc.	57,000	9,725,910
Trans-Lux Corp.*	105,000	47,250

		45,309,355

IT Services (0.1%)
Alithya Group, Inc., Class A*	740,000	1,280,200
Steel Connect, Inc.*	950,000	570,095

		1,850,295

Software (0.7%)
A10 Networks, Inc.*	14,007	95,388
Fortinet, Inc.*	26,000	3,569,020
GTY Technology Holdings, Inc. (x)*	135,000	562,275
Tyler Technologies, Inc.*	39,400	13,667,072

		17,893,755

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp. (x)*	135,000	943,650
Avid Technology, Inc.*	160,027	1,163,396
Diebold Nixdorf, Inc.*	1,568,000	9,502,080
Stratasys Ltd. (x)*	412,000	6,534,320
TransAct Technologies, Inc.	80,000	366,400

		18,509,846

Total Information Technology		86,582,151

Materials (8.2%)
Chemicals (5.0%)
Albemarle Corp.	28,000	2,161,880
Ashland Global Holdings, Inc.	58,000	4,007,800
Core Molding Technologies, Inc.*	346,000	1,425,520
Element Solutions, Inc.*	67,000	726,950
Ferro Corp.*	2,100,000	25,074,000
FMC Corp.	30,000	2,988,600
GCP Applied Technologies, Inc.*	610,031	11,334,376
HB Fuller Co.	360,000	16,056,000
Huntsman Corp.	130,000	2,336,100
Livent Corp. (x)*	38,059	234,444
Minerals Technologies, Inc.	200,000	9,386,000
NewMarket Corp.	15,000	6,007,200
Olin Corp.	130,000	1,493,700
Quaker Chemical Corp.	5,000	928,250
Scotts Miracle-Gro Co. (The)	76,000	10,219,720
Sensient Technologies Corp.	228,895	11,939,163
Takasago International Corp.	40,000	796,629
Tredegar Corp.	1,340,000	20,636,000
Valvoline, Inc.	164,720	3,184,038

		130,936,370

Containers & Packaging (1.5%)
Greif, Inc., Class A	212,030	7,295,952
Myers Industries, Inc.	1,605,000	23,352,750
Sonoco Products Co.	155,000	8,104,950

		38,753,652

Metals & Mining (1.1%)
Allegheny Technologies, Inc.*	598,000	6,093,620
Ampco-Pittsburgh Corp.*	390,000	1,197,300
Barrick Gold Corp.	24,000	646,560
Haynes International, Inc.	23,500	548,960
Kinross Gold Corp.*	45,000	324,900
Materion Corp.	290,000	17,832,100
TimkenSteel Corp.*	584,000	2,271,760

		28,915,200

Paper & Forest Products (0.6%)
Louisiana-Pacific Corp.	660,000	16,929,000

Total Materials		215,534,222

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Ryman Hospitality Properties, Inc. (REIT)	660,500	22,853,300
Seritage Growth Properties (REIT), Class A (x)*	84,000	957,600

		23,810,900

Real Estate Management & Development (1.6%)
Capital Properties, Inc., Class A	68,504	842,599
Griffin Industrial Realty, Inc.‡	335,008	18,147,383
Gyrodyne LLC*	3,604	60,187
St Joe Co. (The)*	862,000	16,740,040
Tejon Ranch Co.*	406,000	5,846,400

		41,636,609

Total Real Estate		65,447,509

Utilities (7.3%)
Electric Utilities (4.1%)
El Paso Electric Co.	602,000	40,334,000
Evergy, Inc.	150,000	8,893,500
Otter Tail Corp.	317,233	12,305,468
PNM Resources, Inc.	1,221,000	46,935,240

		108,468,208

Gas Utilities (1.6%)
Chesapeake Utilities Corp.	6,000	504,000
National Fuel Gas Co.	175,000	7,337,750
Northwest Natural Holding Co.	32,000	1,785,280
ONE Gas, Inc.	40,000	3,082,000
Southwest Gas Holdings, Inc.	421,000	29,070,050

		41,779,080

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	3,477,600
Ormat Technologies, Inc.	84,000	5,333,160

		8,810,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (1.0%)
Black Hills Corp.	189,000	$10,708,740
NorthWestern Corp.	270,000	14,720,400

		25,429,140

Water Utilities (0.3%)
Cadiz, Inc. (x)*	10,000	101,600
SJW Group	105,000	6,521,550
York Water Co. (The)	43,500	2,086,260

		8,709,410

Total Utilities		193,196,598

Total Common Stocks (97.8%) (Cost $1,534,972,983)		2,574,676,534

PREFERRED STOCK:
Industrials (0.0%)
Industrial Conglomerates (0.0%)
Steel Partners Holdings LP 6.000% (x)	99,470	1,616,388

Total Preferred Stock (0.0%) (Cost $2,352,000)		1,616,388

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	877,500	—

Total Communication Services		—

Health Care (0.0%)
Health Care Equipment & Supplies (0.0%)
Biolase, Inc., expiring 7/15/20 (r)*	1	—

Total Health Care		—

Total Rights (0.0%) (Cost $204,019)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	7,000,000	7,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $1,300,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $1,326,001. (xx)	$1,300,000	1,300,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $500,003, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $510,000. (xx)	500,000	500,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $5,980,720, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $6,645,737. (xx)	5,980,665	5,980,665
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $8,668,770, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $8,842,129. (xx)	8,668,753	8,668,753
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $3,000,163, collateralized by various Common Stocks; total market value $3,334,004. (xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $1,500,008, collateralized by various Common Stocks; total market value $1,666,940. (xx)	1,500,000	1,500,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $7,000,109, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $7,140,001. (xx)	7,000,000	7,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $800,005, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $888,974. (xx)	800,000	800,000

Total Repurchase Agreements		28,749,418

Total Short-Term Investments (1.4%) (Cost $35,749,418)		35,749,418

Total Investments in Securities (99.2%) (Cost $1,573,278,420)		2,612,042,340
Other Assets Less Liabilities (0.8%)		21,487,946

Net Assets (100%)		$2,633,530,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $51,608,985. This was collateralized by $16,895,978 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/2/20 - 2/15/50 and by cash of $35,749,418 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A	654,892	1,946,777	66,074	(5,400)	41	(416,104)	1,591,388	31,501	—
Consumer Discretionary
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	12,500	4,080,000	2,173,123	(180,174)	5,863	(1,891,312)	4,187,500	—	—
Canterbury Park Holding Corp. (x)	323,000	4,005,200	—	—	—	(532,950)	3,472,250	—	—
Consumer Staples
Food & Staples Retailing
Ingles Markets, Inc., Class A	779,200	37,247,840	—	(202,832)	47,651	(3,532,515)	33,560,144	258,720	—
Household Products
Oil-Dri Corp. of America	425,000	15,623,750	—	(224,200)	117,153	(769,203)	14,747,500	213,016	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	354,001	1,716,000	189,883	—	—	(705,820)	1,200,063	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	500,000	23,622,330	—	(631,194)	(47,459)	(5,113,677)	17,830,000	133,900	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A (x)	168,008	2,597,856	53,330	(2,921)	(1,752)	(969,793)	1,676,720	19,522	—
Real Estate
Real Estate Management & Development
Griffin Industrial Realty, Inc.	335,008	12,894,170	306,782	—	—	4,946,431	18,147,383	—	—

Total		103,733,923	2,789,192	(1,246,721)	121,497	(8,984,943)	96,412,948	656,659	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Communication Services	$224,080,393	$648,174	$—		$224,728,567
Consumer Discretionary	269,528,998	35,419,873	16,500		304,965,371
Consumer Staples	164,544,372	10,474,795	—	(b)	175,019,167
Energy	18,174,970	7,580	—		18,182,550
Financials	97,812,805	2,258,561	—	(b)	100,071,366
Health Care	195,162,506	—	—		195,162,506
Industrials	976,006,118	19,780,409	—		995,786,527
Information Technology	82,737,846	3,844,305	—		86,582,151
Materials	212,114,773	3,419,449	—		215,534,222
Real Estate	46,397,340	19,050,169	—		65,447,509
Utilities	193,196,598	—	—		193,196,598
Preferred Stock
Industrials	1,616,388	—	—		1,616,388
Rights
Communication Services	—	—	—	(b)	—	(b)
Health Care	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Company	7,000,000	—	—		7,000,000
Repurchase Agreements	—	28,749,418	—		28,749,418

Total Assets	$2,488,373,107	$123,652,733	$16,500		$2,612,042,340

Total Liabilities	$—	$—	$—		$—

Total	$2,488,373,107	$123,652,733	$16,500		$2,612,042,340

(a) A security with a market value of $16,500 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(b) Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$105,993,193
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$122,979,868

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,324,473,017
Aggregate gross unrealized depreciation	(287,172,092)

Net unrealized appreciation	$1,037,300,925

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,574,741,415

For the six months ended June 30, 2020, the Portfolio incurred approximately $17,050 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $55,308,461)	$96,412,948
Unaffiliated Issuers (Cost $1,489,220,541)	2,486,879,974
Repurchase Agreements (Cost $28,749,418)	28,749,418
Cash	56,502,663
Foreign cash (Cost $725,809)	741,806
Dividends, interest and other receivables	1,615,138
Receivable for securities sold	1,174,861
Receivable for Portfolio shares sold	448,869
Securities lending income receivable	293,873
Other assets	26,901

Total assets	2,672,846,451

LIABILITIES
Payable for return of collateral on securities loaned	35,749,418
Investment management fees payable	1,530,066
Payable for Portfolio shares redeemed	1,248,772
Distribution fees payable – Class IB	410,597
Administrative fees payable	211,133
Due to Custodian	68,565
Distribution fees payable – Class IA	37,667
Accrued expenses	59,947

Total liabilities	39,316,165

NET ASSETS	$2,633,530,286

Net assets were comprised of:
Paid in capital	$1,563,637,336
Total distributable earnings (loss)	1,069,892,950

Net assets	$2,633,530,286

Class IA
Net asset value, offering and redemption price per share, $182,257,797 / 3,740,598 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.72

Class IB
Net asset value, offering and redemption price per share, $1,989,322,452 / 40,744,869 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.82

Class K
Net asset value, offering and redemption price per share, $461,950,037 / 9,470,373 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.78

(x)	Includes value of securities on loan of $51,608,985.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($656,659 of dividend income received from affiliates) (net of $75,744 foreign withholding tax)	$20,487,551
Interest	151,935
Securities lending (net)	781,152

Total income	21,420,638

EXPENSES
Investment management fees	9,432,825
Distribution fees – Class IB	2,538,866
Administrative fees	1,286,800
Distribution fees – Class IA	238,390
Printing and mailing expenses	106,485
Professional fees	65,274
Custodian fees	50,408
Trustees’ fees	44,846
Miscellaneous	32,423

Total expenses	13,796,317

NET INVESTMENT INCOME (LOSS)	7,624,321

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($121,497 realized gain (loss) from affiliates)	5,249,512
Foreign currency transactions	(1,224)

Net realized gain (loss)	5,248,288

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(8,984,943) of change in unrealized appreciation (depreciation) from affiliates)	(588,579,820)
Foreign currency translations	14,696

Net change in unrealized appreciation (depreciation)	(588,565,124)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(583,316,836)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(575,692,515)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,624,321	$19,018,719
Net realized gain (loss)	5,248,288	96,156,679
Net change in unrealized appreciation (depreciation)	(588,565,124)	526,894,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(575,692,515)	642,070,197

Distributions to shareholders:
Class IA	—	(7,259,238)
Class IB	—	(75,786,981)
Class K	—	(17,693,137)

Total distributions to shareholders	—	(100,739,356)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [99,632 and 172,345 shares, respectively]	4,734,918	9,911,134
Capital shares issued in reinvestment of dividends and distributions [0 and 122,636 shares, respectively]	—	7,259,238
Capital shares repurchased [(284,241) and (525,605) shares, respectively]	(13,661,117)	(30,316,963)

Total Class IA transactions	(8,926,199)	(13,146,591)

Class IB
Capital shares sold [1,520,409 and 1,882,448 shares, respectively]	71,525,145	107,756,311
Capital shares issued in reinvestment of dividends and distributions [0 and 1,277,739 shares, respectively]	—	75,786,981
Capital shares repurchased [(1,837,801) and (3,585,971) shares, respectively]	(93,760,564)	(206,671,357)

Total Class IB transactions	(22,235,419)	(23,128,065)

Class K
Capital shares sold [2,504,065 and 336,502 shares, respectively]	109,367,854	19,204,764
Capital shares issued in reinvestment of dividends and distributions [0 and 298,964 shares, respectively]	—	17,693,137
Capital shares repurchased [(1,939,208) and (2,326,586) shares, respectively]	(95,589,584)	(132,401,780)

Total Class K transactions	13,778,270	(95,503,879)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,383,348)	(131,778,535)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(593,075,863)	409,552,306
NET ASSETS:
Beginning of period	3,226,606,149	2,817,053,843

End of period	$2,633,530,286	$3,226,606,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019		2018		2017		2016	2015
Net asset value, beginning of period	$59.78		$50.02		$62.82		$58.54		$49.26	$55.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.33	###	0.35	##	0.37	#####	0.23	0.21	####
Net realized and unrealized gain (loss)	(11.19)		11.33		(9.97)		8.84		11.23	(3.43)

Total from investment operations	(11.06)		11.66		(9.62)		9.21		11.46	(3.22)

Less distributions:
Dividends from net investment income	—		(0.35)		(0.35)		(0.38)		(0.27)	(0.23)
Distributions from net realized gains	—		(1.55)		(2.83)		(4.55)		(1.91)	(2.87)

Total dividends and distributions	—		(1.90)		(3.18)		(4.93)		(2.18)	(3.10)

Net asset value, end of period	$48.72		$59.78		$50.02		$62.82		$58.54	$49.26

Total return (b)	(18.50)%		23.35%		(15.57)%		16.08%		23.27%	(5.69	)%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$182,258		$234,644		$207,870		$259,242		$229,444	$182,257
Ratio of expenses to average net assets (a)(f)	1.07%		1.07%		1.07%		1.07%		1.08%	1.08%
Ratio of net investment income (loss) to average net assets (a)(f)	0.52%		0.57	%(cc)	0.57	%(aa)	0.61	%(ee)	0.45%	0.39	%(dd)
Portfolio turnover rate^	4	%(z)	2%		6%		10%		5%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016	2015
Net asset value, beginning of period	$59.90		$50.12		$62.94		$58.64		$49.34	$55.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.33	###	0.35	##	0.37	#####	0.23	0.21	####
Net realized and unrealized gain (loss)	(11.21)		11.35		(9.99)		8.86		11.25	(3.44)

Total from investment operations	(11.08)		11.68		(9.64)		9.23		11.48	(3.23)

Less distributions:
Dividends from net investment income	—		(0.35)		(0.35)		(0.38)		(0.27)	(0.23)
Distributions from net realized gains	—		(1.55)		(2.83)		(4.55)		(1.91)	(2.87)

Total dividends and distributions	—		(1.90)		(3.18)		(4.93)		(2.18)	(3.10)

Net asset value, end of period	$48.82		$59.90		$50.12		$62.94		$58.64	$49.34

Total return (b)	(18.50)%		23.35%		(15.57)%		16.09%		23.28%	(5.70	)%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,989,322		$2,459,672		$2,079,297		$2,578,261		$2,327,234	$1,979,091
Ratio of expenses to average net assets (a)(f)	1.07%		1.07%		1.07%		1.07%		1.08%	1.08%
Ratio of net investment income (loss) to average net assets (a)(f)	0.52%		0.57	%(cc)	0.57	%(aa)	0.61	%(ee)	0.44%	0.39	%(dd)
Portfolio turnover rate^	4	%(z)	2%		6%		10%		5%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016	2015
Net asset value, beginning of period	$59.77		$50.01		$62.83		$58.53		$49.25	$55.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.47	###	0.51	##	0.53	#####	0.36	0.35	####
Net realized and unrealized gain (loss)	(11.18)		11.33		(9.99)		8.85		11.25	(3.45)

Total from investment operations	(10.99)		11.80		(9.48)		9.38		11.61	(3.10)

Less distributions:
Dividends from net investment income	—		(0.49)		(0.51)		(0.53)		(0.42)	(0.36)
Distributions from net realized gains	—		(1.55)		(2.83)		(4.55)		(1.91)	(2.87)

Total dividends and distributions	—		(2.04)		(3.34)		(5.08)		(2.33)	(3.23)

Net asset value, end of period	$48.78		$59.77		$50.01		$62.83		$58.53	$49.25

Total return (b)	(18.39)%		23.65%		(15.36)%		16.39%		23.59%	(5.47	)%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$461,950		$532,290		$529,887		$631,932		$568,055	$497,922
Ratio of expenses to average net assets (a)(f)	0.82%		0.82%		0.82%		0.82%		0.83%	0.83%
Ratio of net investment income (loss) to average net assets (a)(f)	0.78%		0.82	%(cc)	0.82	%(aa)	0.86	%(ee)	0.69%	0.64	%(dd)
Portfolio turnover rate^	4	%(z)	2%		6%		10%		5%	3%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.40 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.39 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.17, $0.17 and $0.31 for Class IA, Class IB and Class K, respectively.
#####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23, $0.23 and $0.38 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.73)% for Class IA, (5.74)% for Class IB and (5.51)% for Class K.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios would have been 0.24%, 0.23%, and 0.24% lower for Class IA, Class IB and Class K, respectively.

See Notes to Financial Statements.

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	12.4%
Communication Services	12.0
Financials	11.5
Industrials	10.8
Exchange Traded Funds	10.3
Consumer Discretionary	8.6
Energy	8.6
Materials	8.3
Health Care	5.7
Consumer Staples	4.0
Investment Companies	2.7
Real Estate	2.0
Repurchase Agreements	1.4
Cash and Other	1.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$971.87	$4.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class K
Actual	1,000.00	973.93	3.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (79.9%)
Communication Services (12.0%)
Diversified Telecommunication Services (4.6%)
Altice France SA 7.375%, 5/1/26§	$325,000	$337,967
CCO Holdings LLC 5.875%, 4/1/24§	575,000	592,969
5.375%, 5/1/25§	419,000	430,522
5.750%, 2/15/26§	414,000	427,973
5.875%, 5/1/27§	166,000	173,213
5.000%, 2/1/28§	225,000	232,031
5.375%, 6/1/29§	100,000	105,250
4.750%, 3/1/30§	808,000	825,170
4.500%, 8/15/30§	125,000	127,500
4.500%, 5/1/32§	400,000	405,040
CenturyLink, Inc. 5.125%, 12/15/26§	452,000	450,585
4.000%, 2/15/27§	263,000	255,439
Series G 6.875%, 1/15/28	375,000	397,969
Series W 6.750%, 12/1/23	178,000	191,350
Cincinnati Bell, Inc. 7.000%, 7/15/24§	655,000	661,550
Level 3 Financing, Inc. 5.375%, 8/15/22	257,000	257,231
5.125%, 5/1/23	350,000	349,020
Sprint Capital Corp. 8.750%, 3/15/32	322,000	459,893
Virgin Media Finance plc 5.000%, 7/15/30§	200,000	195,542
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	1,373,000	1,304,350
6.125%, 3/1/28§	697,000	677,833

		8,858,397

Entertainment (1.1%)
Cinemark USA, Inc. 4.875%, 6/1/23	475,000	401,375
8.750%, 5/1/25§	225,000	234,562
Lions Gate Capital Holdings LLC 6.375%, 2/1/24§	98,000	95,550
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	376,000	338,400
5.625%, 3/15/26§	150,000	140,250
6.500%, 5/15/27§	647,000	665,601
4.750%, 10/15/27§	200,000	172,000
Netflix, Inc. 4.875%, 6/15/30§	155,000	166,238

		2,213,976

Interactive Media & Services (0.4%)
Rackspace Hosting, Inc. 8.625%, 11/15/24§	760,000	760,000

Media (5.0%)
AMC Networks, Inc. 5.000%, 4/1/24	500,000	495,000
CSC Holdings LLC 5.250%, 6/1/24	50,000	52,375
5.375%, 2/1/28§	400,000	416,000
7.500%, 4/1/28§	850,000	927,562
5.750%, 1/15/30§	525,000	546,788
Diamond Sports Group LLC 5.375%, 8/15/26§	912,000	659,832
6.625%, 8/15/27 (x)§	1,389,000	744,504
DISH DBS Corp. 5.875%, 7/15/22	326,000	331,298
McGraw-Hill Global Education Holdings LLC 7.875%, 5/15/24§	289,000	193,630
Meredith Corp. 6.875%, 2/1/26	493,000	411,039
National CineMedia LLC 5.875%, 4/15/28§	159,000	132,368
Nexstar Broadcasting, Inc. 5.625%, 8/1/24§	322,000	325,622
5.625%, 7/15/27§	697,000	691,773
Outfront Media Capital LLC 5.000%, 8/15/27§	450,000	403,177
4.625%, 3/15/30§	50,000	45,579
Sinclair Television Group, Inc. 5.625%, 8/1/24§	164,000	157,440
5.500%, 3/1/30 (x)§	784,000	721,280
Sirius XM Radio, Inc. 4.625%, 7/15/24§	358,000	366,055
TEGNA, Inc. 5.500%, 9/15/24§	84,000	84,840
5.000%, 9/15/29§	215,000	201,008
Ziggo Bond Co. BV 6.000%, 1/15/27§	725,000	733,156
5.125%, 2/28/30§	200,000	198,440
Ziggo BV 5.500%, 1/15/27§	872,000	881,810

		9,720,576

Wireless Telecommunication Services (0.9%)
Sprint Corp. 7.875%, 9/15/23	385,000	434,087
7.125%, 6/15/24	475,000	534,109
7.625%, 3/1/26	198,000	233,640
T-Mobile USA, Inc. 6.000%, 3/1/23	312,000	313,623
6.000%, 4/15/24	272,000	276,814

		1,792,273

Total Communication Services		23,345,222

Consumer Discretionary (8.1%)
Auto Components (0.4%)
Clarios Global LP 6.250%, 5/15/26§	125,000	128,594
Icahn Enterprises LP 4.750%, 9/15/24	188,000	176,758
5.250%, 5/15/27	415,000	399,437

		704,789

Automobiles (0.4%)
Ford Motor Co. 9.000%, 4/22/25	506,000	547,593
9.625%, 4/22/30 (x)	265,000	313,673

		861,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Distributors (0.9%)
Performance Food Group, Inc. 5.500%, 6/1/24§	$196,000	$195,020
6.875%, 5/1/25§	684,000	713,114
5.500%, 10/15/27§	507,000	489,255
Univar Solutions USA, Inc. 5.125%, 12/1/27§	344,000	347,440

		1,744,829

Diversified Consumer Services (0.6%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	189,812
ServiceMaster Co. LLC (The) 5.125%, 11/15/24§	525,000	532,219
Sotheby’s 7.375%, 10/15/27§	525,000	486,281

		1,208,312

Hotels, Restaurants & Leisure (4.1%)
1011778 BC ULC 4.250%, 5/15/24§	98,000	97,744
5.750%, 4/15/25§	92,000	96,542
5.000%, 10/15/25§	1,556,000	1,544,330
4.375%, 1/15/28§	125,000	122,524
Boyd Gaming Corp. 6.000%, 8/15/26	275,000	257,813
Boyne USA, Inc. 7.250%, 5/1/25§	150,000	157,125
Caesars Resort Collection LLC 5.250%, 10/15/25§	700,000	609,000
Churchill Downs, Inc. 5.500%, 4/1/27§	366,000	356,740
Colt Merger Sub, Inc. 5.750%, 7/1/25§	350,000	351,995
6.250%, 7/1/25§	354,000	352,230
8.125%, 7/1/27§	225,000	217,406
Eldorado Resorts, Inc. 7.000%, 8/1/23	310,000	320,075
6.000%, 9/15/26	312,000	336,960
Golden Entertainment, Inc. 7.625%, 4/15/26§	287,000	265,654
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	202,000	203,515
IRB Holding Corp. 7.000%, 6/15/25§	325,000	333,938
LTF Merger Sub, Inc. 8.500%, 6/15/23§	720,000	594,000
Speedway Motorsports LLC 4.875%, 11/1/27§	475,000	430,469
Station Casinos LLC 5.000%, 10/1/25§	750,000	660,000
4.500%, 2/15/28§	239,000	203,150
Vail Resorts, Inc. 6.250%, 5/15/25§	196,000	205,065
Yum! Brands, Inc. 7.750%, 4/1/25§	250,000	269,688

		7,985,963

Household Durables (0.2%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	70,000	72,799
Newell Brands, Inc. 4.700%, 4/1/26 (e)	182,000	190,993
Picasso Finance Sub, Inc. 6.125%, 6/15/25§	97,000	99,182

		362,974

Internet & Direct Marketing Retail (0.6%)
Expedia Group, Inc. 6.250%, 5/1/25§	85,000	90,636
Getty Images, Inc. 9.750%, 3/1/27§	590,000	548,700
Photo Holdings Merger Sub, Inc. 8.500%, 10/1/26§	466,000	438,599

		1,077,935

Specialty Retail (0.9%)
Asbury Automotive Group, Inc. 4.750%, 3/1/30§	54,000	52,650
DriveTime Automotive Group, Inc. 8.000%, 6/1/21§	675,000	634,500
eG Global Finance plc 8.500%, 10/30/25§	372,000	387,922
KGA Escrow LLC 7.500%, 8/15/23§	254,000	254,000
L Brands, Inc. 6.875%, 7/1/25§	89,000	91,781
Penske Automotive Group, Inc. 5.750%, 10/1/22	229,000	229,572
SRS Distribution, Inc. 8.250%, 7/1/26§	172,000	174,580

		1,825,005

Total Consumer Discretionary		15,771,073

Consumer Staples (4.0%)
Food & Staples Retailing (0.6%)
US Foods, Inc. 5.875%, 6/15/24§	580,000	550,275
6.250%, 4/15/25§	624,000	633,360

		1,183,635

Food Products (2.0%)
B&G Foods, Inc. 5.250%, 4/1/25	265,000	266,193
5.250%, 9/15/27	190,000	190,475
Clearwater Seafoods, Inc. 6.875%, 5/1/25§	304,000	300,960
JBS USA Lux SA 6.750%, 2/15/28§	150,000	158,156
Kraft Heinz Foods Co. 4.250%, 3/1/31§	206,000	217,204
6.750%, 3/15/32 (e)	32,000	39,844
6.875%, 1/26/39	296,000	366,824
4.375%, 6/1/46	372,000	365,326
Lamb Weston Holdings, Inc. 4.625%, 11/1/24§	61,000	63,135
4.875%, 11/1/26§	316,000	327,060
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	200,000	200,040
Post Holdings, Inc. 5.000%, 8/15/26§	275,000	275,949
5.750%, 3/1/27§	410,000	422,300
4.625%, 4/15/30§	165,000	161,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Sigma Holdco BV 7.875%, 5/15/26 (x)§	$592,000	$587,560

		3,942,313

Household Products (0.8%)
Central Garden & Pet Co. 6.125%, 11/15/23	239,000	242,286
Energizer Holdings, Inc. 7.750%, 1/15/27§	264,000	281,397
4.750%, 6/15/28§	288,000	281,169
Kronos Acquisition Holdings, Inc. 9.000%, 8/15/23§	783,000	744,931
Spectrum Brands, Inc. 5.500%, 7/15/30§	48,000	48,180

		1,597,963

Personal Products (0.6%)
Edgewell Personal Care Co. 5.500%, 6/1/28§	472,000	484,980
Prestige Brands, Inc. 6.375%, 3/1/24§	478,000	491,742
5.125%, 1/15/28§	129,000	129,000

		1,105,722

Total Consumer Staples		7,829,633

Energy (8.6%)
Energy Equipment & Services (0.2%)
Precision Drilling Corp. 7.750%, 12/15/23	240,000	166,800
7.125%, 1/15/26§	208,000	131,040

		297,840

Oil, Gas & Consumable Fuels (8.4%)
American Midstream Partners LP 9.500%, 12/15/21 (e)§	801,000	728,910
Antero Midstream Partners LP 5.750%, 3/1/27§	275,000	220,000
5.750%, 1/15/28§	150,000	119,250
Ascent Resources Utica Holdings LLC 10.000%, 4/1/22§	226,000	190,970
7.000%, 11/1/26§	466,000	294,745
Blue Racer Midstream LLC 6.125%, 11/15/22§	435,000	432,825
6.625%, 7/15/26§	379,000	337,784
Buckeye Partners LP 4.125%, 3/1/25§	150,000	143,233
4.500%, 3/1/28§	325,000	302,728
Calumet Specialty Products Partners LP 11.000%, 4/15/25§	298,000	286,080
Crestwood Midstream Partners LP 6.250%, 4/1/23 (e)	564,000	501,960
5.625%, 5/1/27§	136,000	113,560
CrownRock LP 5.625%, 10/15/25§	682,000	611,243
DCP Midstream Operating LP 5.625%, 7/15/27	125,000	125,781
Delek Logistics Partners LP 6.750%, 5/15/25	537,000	504,780
Endeavor Energy Resources LP 6.625%, 7/15/25§	65,000	65,508
5.750%, 1/30/28§	525,000	500,063
Enviva Partners LP 6.500%, 1/15/26§	400,000	415,000
EQM Midstream Partners LP 6.500%, 7/1/27§	200,000	204,844
Genesis Energy LP 5.625%, 6/15/24	204,000	179,524
7.750%, 2/1/28	533,000	473,038
Hess Midstream Operations LP 5.625%, 2/15/26§	275,000	271,554
Hilcorp Energy I LP 6.250%, 11/1/28§	284,000	227,200
Holly Energy Partners LP 5.000%, 2/1/28§	755,000	719,138
Indigo Natural Resources LLC 6.875%, 2/15/26§	208,000	192,500
Jagged Peak Energy LLC 5.875%, 5/1/26	350,000	339,500
MEG Energy Corp. 7.125%, 2/1/27§	725,000	602,656
NuStar Logistics LP 6.000%, 6/1/26	125,000	123,125
Occidental Petroleum Corp. 2.700%, 2/15/23	132,000	121,247
2.900%, 8/15/24	520,000	444,600
5.550%, 3/15/26	100,000	91,000
3.400%, 4/15/26	225,000	183,797
3.200%, 8/15/26	325,000	263,656
3.000%, 2/15/27	175,000	135,660
3.500%, 8/15/29	200,000	146,320
6.450%, 9/15/36	381,000	327,660
PBF Logistics LP 6.875%, 5/15/23	606,000	582,063
PDC Energy, Inc. 5.750%, 5/15/26 (x)	450,000	409,509
Rockies Express Pipeline LLC 4.800%, 5/15/30§	100,000	92,380
Southern Star Central Corp. 5.125%, 7/15/22§	857,000	883,906
Southwestern Energy Co. 7.750%, 10/1/27	245,000	213,150
Summit Midstream Holdings LLC 5.500%, 8/15/22	524,000	347,150
Sunoco LP 4.875%, 1/15/23	475,000	470,250
5.500%, 2/15/26	225,000	219,375
6.000%, 4/15/27	375,000	371,250
Targa Resources Partners LP 6.750%, 3/15/24	566,000	563,877
5.875%, 4/15/26	234,000	232,292
5.500%, 3/1/30§	400,000	385,000
WPX Energy, Inc. 5.750%, 6/1/26	375,000	362,812
4.500%, 1/15/30	316,000	278,080

		16,352,533

Total Energy		16,650,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (10.4%)
Banks (0.0%)
CIT Group, Inc. 5.000%, 8/15/22		$50,000	$51,062

Capital Markets (0.6%)
Drawbridge Special Opportunities Fund LP 5.000%, 8/1/21§		975,000	972,500
MSCI, Inc. 4.750%, 8/1/26§		156,000	161,507

			1,134,007

Consumer Finance (3.3%)
AerCap Ireland Capital DAC 6.500%, 7/15/25		300,000	314,562
Ally Financial, Inc. 5.750%, 11/20/25		75,000	80,262
8.000%, 11/1/31		275,000	354,981
Avolon Holdings Funding Ltd. 5.250%, 5/15/24§		186,000	169,912
Curo Group Holdings Corp. 8.250%, 9/1/25§		324,000	259,200
Enova International, Inc. 8.500%, 9/1/24§		354,000	315,724
Ford Motor Credit Co. LLC 3.339%, 3/28/22		350,000	338,520
3.087%, 1/9/23		350,000	333,375
4.375%, 8/6/23		200,000	196,476
3.810%, 1/9/24		200,000	191,810
4.063%, 11/1/24		700,000	666,750
5.125%, 6/16/25		250,000	250,100
4.134%, 8/4/25		200,000	189,690
4.542%, 8/1/26		250,000	237,500
4.271%, 1/9/27		675,000	628,805
Lincoln Financing Sarl 3.625%, 4/1/24§	EUR	225,000	230,669
Park Aerospace Holdings Ltd. 5.500%, 2/15/24§		$366,000	334,817
Springleaf Finance Corp. 8.875%, 6/1/25		179,000	191,136
7.125%, 3/15/26		300,000	309,750
6.625%, 1/15/28		675,000	665,719
5.375%, 11/15/29		244,000	228,140

			6,487,898

Diversified Financial Services (2.2%)
Cardtronics, Inc. 5.500%, 5/1/25§		330,000	319,275
MPH Acquisition Holdings LLC 7.125%, 6/1/24§		1,200,000	1,116,000
Oxford Finance LLC 6.375%, 12/15/22§		950,000	876,375
Refinitiv US Holdings, Inc. 6.250%, 5/15/26§		1,175,000	1,245,500
8.250%, 11/15/26§		280,000	302,400
Verscend Escrow Corp. 9.750%, 8/15/26§		406,000	437,465

			4,297,015

Insurance (2.3%)
Acrisure LLC 8.125%, 2/15/24§		690,000	715,012
7.000%, 11/15/25§		1,809,000	1,725,334
AssuredPartners, Inc. 7.000%, 8/15/25§		675,000	675,000
HUB International Ltd. 7.000%, 5/1/26§		481,000	478,595
NFP Corp. 6.875%, 7/15/25§		875,000	863,153

			4,457,094

Thrifts & Mortgage Finance (2.0%)
Freedom Mortgage Corp. 8.250%, 4/15/25§		604,000	597,960
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23§		900,000	923,580
6.000%, 1/15/27§		300,000	287,250
Provident Funding Associates LP 6.375%, 6/15/25§		1,100,000	1,039,500
Quicken Loans LLC 5.750%, 5/1/25§		325,000	332,313
5.250%, 1/15/28§		650,000	670,722

			3,851,325

Total Financials			20,278,401

Health Care (5.0%)
Health Care Equipment & Supplies (0.1%)
Hill-Rom Holdings, Inc. 5.000%, 2/15/25§		246,000	253,995

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc. 5.500%, 7/1/28§		400,000	402,000
Centene Corp. 5.375%, 6/1/26§		313,000	325,454
5.375%, 8/15/26§		238,000	247,570
DaVita, Inc. 5.125%, 7/15/24		575,000	585,062
Encompass Health Corp. 5.750%, 11/1/24		773,000	771,067
5.750%, 9/15/25		275,000	281,188
HCA, Inc. 7.690%, 6/15/25		254,000	289,560
LifePoint Health, Inc. 4.375%, 2/15/27§		50,000	46,948
Polaris Intermediate Corp. 8.500%, 12/1/22 PIK (x)§		651,000	571,253
Radiology Partners, Inc. 9.250%, 2/1/28§		400,000	377,000
Tenet Healthcare Corp. 4.625%, 7/15/24		400,000	391,000
4.625%, 9/1/24§		150,000	147,750
5.125%, 5/1/25		50,000	48,260
4.875%, 1/1/26§		382,000	373,405
5.125%, 11/1/27§		200,000	197,500
4.625%, 6/15/28§		100,000	97,420
Vizient, Inc. 6.250%, 5/15/27§		91,000	95,095
West Street Merger Sub, Inc. 6.375%, 9/1/25§		390,000	378,300

			5,625,832

Health Care Technology (0.1%)
IQVIA, Inc. 5.000%, 5/15/27§		200,000	203,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Life Sciences Tools & Services (0.2%)
Avantor, Inc. 6.000%, 10/1/24§	$200,000	$208,000
9.000%, 10/1/25§	126,000	135,135

		343,135

Pharmaceuticals (1.7%)
Bausch Health Americas, Inc. 9.250%, 4/1/26§	461,000	499,033
8.500%, 1/31/27§	50,000	53,250
Bausch Health Cos., Inc. 7.000%, 3/15/24§	816,000	846,600
5.500%, 11/1/25§	276,000	282,900
7.000%, 1/15/28§	250,000	257,500
5.000%, 1/30/28§	125,000	117,530
6.250%, 2/15/29§	336,000	337,260
5.250%, 1/30/30§	125,000	118,437
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26§	289,000	291,890
5.000%, 7/15/27§	198,000	205,425
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	376,000	387,750

		3,397,575

Total Health Care		9,824,037

Industrials (10.8%)
Aerospace & Defense (1.3%)
Howmet Aerospace, Inc. 6.875%, 5/1/25	270,000	292,950
Spirit AeroSystems, Inc. 7.500%, 4/15/25§	384,000	380,160
TransDigm UK Holdings plc 6.875%, 5/15/26	225,000	210,938
TransDigm, Inc. 6.250%, 3/15/26§	750,000	745,781
6.375%, 6/15/26	75,000	68,437
7.500%, 3/15/27	400,000	383,300
5.500%, 11/15/27	525,000	458,168

		2,539,734

Air Freight & Logistics (0.2%)
XPO Logistics, Inc. 6.250%, 5/1/25§	358,000	374,558

Building Products (0.9%)
JELD-WEN, Inc. 6.250%, 5/15/25§	250,000	260,625
Reliance Intermediate Holdings LP 6.500%, 4/1/23§	186,000	186,930
Standard Industries, Inc. 6.000%, 10/15/25§	535,000	548,316
4.375%, 7/15/30§	154,000	153,615
Summit Materials LLC 6.125%, 7/15/23	640,000	633,600

		1,783,086

Commercial Services & Supplies (4.1%)
ACCO Brands Corp. 5.250%, 12/15/24§	378,000	383,670
ADT Security Corp. (The) 4.125%, 6/15/23	164,000	164,951
4.875%, 7/15/32§	187,000	170,871
Allied Universal Holdco LLC 6.625%, 7/15/26§	404,000	423,190
9.750%, 7/15/27§	413,000	435,199
Aramark Services, Inc. 5.000%, 4/1/25§	214,000	210,790
6.375%, 5/1/25§	1,081,000	1,116,273
5.000%, 2/1/28§	75,000	71,063
Brink’s Co. (The) 5.500%, 7/15/25§	114,000	116,112
Cimpress plc 7.000%, 6/15/26§	224,000	206,360
Covanta Holding Corp. 5.875%, 7/1/25	275,000	276,719
6.000%, 1/1/27	625,000	631,250
Garda World Security Corp. 9.500%, 11/1/27§	319,000	337,342
GFL Environmental, Inc. 7.000%, 6/1/26§	438,000	456,615
5.125%, 12/15/26§	436,000	449,756
8.500%, 5/1/27§	225,000	244,687
IAA, Inc. 5.500%, 6/15/27§	475,000	489,844
Matthews International Corp. 5.250%, 12/1/25§	540,000	491,400
Nielsen Co. Luxembourg Sarl (The) 5.500%, 10/1/21§	103,000	102,588
Nielsen Finance LLC 5.000%, 4/15/22§	1,230,000	1,226,556

		8,005,236

Construction & Engineering (0.6%)
AECOM Global II LLC 5.000%, 4/1/22 (e)(x)	265,000	267,650
New Enterprise Stone & Lime Co., Inc. 6.250%, 3/15/26§	524,000	523,345
PowerTeam Services LLC 9.033%, 12/4/25§	270,000	274,469

		1,065,464

Machinery (0.7%)
Clark Equipment Co. 5.875%, 6/1/25§	81,000	82,822
Hillenbrand, Inc. 5.750%, 6/15/25	45,000	46,575
4.500%, 9/15/26 (e)	220,000	221,100
Mueller Water Products, Inc. 5.500%, 6/15/26§	372,000	379,440
Welbilt, Inc. 9.500%, 2/15/24	689,000	654,550

		1,384,487

Professional Services (1.1%)
ASGN, Inc. 4.625%, 5/15/28§	600,000	585,000
Dun & Bradstreet Corp. (The) 6.875%, 8/15/26§	394,000	415,177
10.250%, 2/15/27§	671,000	738,100
Jaguar Holding Co. II 4.625%, 6/15/25§	75,000	76,327
5.000%, 6/15/28§	339,000	346,628

		2,161,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Road & Rail (1.6%)
Capitol Investment Merger Sub 2 LLC 10.000%, 8/1/24§	$264,000	$262,997
DAE Funding LLC 5.250%, 11/15/21§	228,000	224,865
5.000%, 8/1/24§	834,000	783,960
Kenan Advantage Group, Inc. (The) 7.875%, 7/31/23 (x)§	965,000	858,850
Watco Cos. LLC 6.500%, 6/15/27§	876,000	897,532

		3,028,204

Trading Companies & Distributors (0.3%)
Aircastle Ltd. 4.250%, 6/15/26	100,000	90,427
WESCO Distribution, Inc. 7.125%, 6/15/25§	200,000	210,500
7.250%, 6/15/28§	269,000	284,467

		585,394

Total Industrials		20,927,395

Information Technology (10.8%)
Communications Equipment (2.1%)
CommScope Technologies LLC 6.000%, 6/15/25§	750,000	724,275
CommScope, Inc. 5.000%, 6/15/21§	7,000	7,003
5.500%, 3/1/24§	230,000	232,300
6.000%, 3/1/26§	1,127,000	1,155,175
8.250%, 3/1/27§	761,000	782,080
ViaSat, Inc. 5.625%, 9/15/25§	925,000	892,625
5.625%, 4/15/27§	400,000	410,000

		4,203,458

Electronic Equipment, Instruments & Components (0.2%)
Itron, Inc. 5.000%, 1/15/26§	348,000	346,695

IT Services (1.2%)
Alliance Data Systems Corp. 4.750%, 12/15/24§	1,329,000	1,196,100
Gartner, Inc. 5.125%, 4/1/25§	434,000	444,438
4.500%, 7/1/28§	330,000	332,475
Presidio Holdings, Inc. 4.875%, 2/1/27§	114,000	111,150
8.250%, 2/1/28§	92,000	91,770
Science Applications International Corp. 4.875%, 4/1/28§	102,000	101,235

		2,277,168

Software (6.4%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	678,000	706,307
Ascend Learning LLC 6.875%, 8/1/25 (x)§	1,090,000	1,092,861
6.875%, 8/1/25§	738,000	742,690
Boxer Parent Co., Inc. 7.125%, 10/2/25 (x)§	296,000	310,356
Camelot Finance SA 4.500%, 11/1/26§	1,078,000	1,078,000
CDK Global, Inc. 5.875%, 6/15/26	180,000	187,425
Change Healthcare Holdings LLC 5.750%, 3/1/25§	2,165,000	2,137,937
Genesys Telecommunications Laboratories, Inc. 10.000%, 11/30/24§	1,275,000	1,319,383
Granite Merger Sub 2, Inc. 11.000%, 7/15/27§	482,000	500,075
NortonLifeLock, Inc. 5.000%, 4/15/25§	258,000	260,918
PTC, Inc. 4.000%, 2/15/28§	77,000	76,239
Solera LLC 10.500%, 3/1/24§	825,000	837,375
Sophia LP 9.000%, 9/30/23§	1,943,000	1,962,430
SS&C Technologies, Inc. 5.500%, 9/30/27§	1,320,000	1,344,750

		12,556,746

Technology Hardware, Storage & Peripherals (0.9%)
Dell International LLC 5.875%, 6/15/21§	275,000	275,082
7.125%, 6/15/24§	462,000	478,026
5.300%, 10/1/29§	315,000	345,555
Everi Payments, Inc. 7.500%, 12/15/25§	252,000	240,975
NCR Corp. 6.375%, 12/15/23	250,000	253,750
8.125%, 4/15/25§	129,000	136,740

		1,730,128

Total Information Technology		21,114,195

Materials (8.3%)
Chemicals (2.2%)
Axalta Coating Systems LLC 4.875%, 8/15/24§	400,000	404,000
Blue Cube Spinco LLC 10.000%, 10/15/25	398,000	414,915
Illuminate Buyer LLC 9.000%, 7/1/28§	110,000	114,675
INEOS Group Holdings SA 5.625%, 8/1/24§	480,000	460,800
Minerals Technologies, Inc. 5.000%, 7/1/28§	193,000	195,895
NOVA Chemicals Corp. 4.875%, 6/1/24§	280,000	263,200
Nufarm Australia Ltd. 5.750%, 4/30/26§	321,000	311,370
Olin Corp. 9.500%, 6/1/25§	269,000	299,935
5.000%, 2/1/30	222,000	196,470
PolyOne Corp. 5.750%, 5/15/25§	184,000	189,060
PQ Corp. 6.750%, 11/15/22§	493,000	502,170
5.750%, 12/15/25§	384,000	384,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Starfruit Finco BV 8.000%, 10/1/26§	$416,000	$426,400
WR Grace & Co.-Conn 5.125%, 10/1/21§	102,000	107,227

		4,270,117

Containers & Packaging (4.9%)
ARD Finance SA 6.500%, 6/30/27 PIK§	496,000	491,040
Ardagh Packaging Finance plc 6.000%, 2/15/25§	276,000	282,188
Berry Global, Inc. 5.500%, 5/15/22	82,000	82,123
5.125%, 7/15/23	357,000	357,446
4.500%, 2/15/26§	225,000	221,580
4.875%, 7/15/26§	375,000	377,813
5.625%, 7/15/27§	450,000	461,250
Flex Acquisition Co., Inc. 7.875%, 7/15/26§	600,000	580,500
LABL Escrow Issuer LLC 6.750%, 7/15/26§	346,000	359,840
10.500%, 7/15/27§	353,000	375,945
Mauser Packaging Solutions Holding Co. 5.500%, 4/15/24§	439,000	430,632
7.250%, 4/15/25§	1,038,000	941,227
OI European Group BV 4.000%, 3/15/23§	126,000	123,549
Owens-Brockway Glass Container, Inc. 5.000%, 1/15/22§	45,000	44,663
6.625%, 5/13/27§	333,000	348,817
Reynolds Group Issuer, Inc. (ICE LIBOR USD 3 Month + 3.50%), 4.719%, 7/15/21 (k)§	818,000	812,887
5.125%, 7/15/23§	1,350,000	1,355,063
7.000%, 7/15/24§	220,000	220,550
Sealed Air Corp. 4.875%, 12/1/22§	162,000	166,860
Silgan Holdings, Inc. 4.125%, 2/1/28§	75,000	74,344
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	1,240,000	1,257,050
8.500%, 8/15/27 (e)§	200,000	213,750

		9,579,117

Metals & Mining (1.2%)
Arconic Corp. 6.125%, 2/15/28§	850,000	854,080
Constellium SE 5.625%, 6/15/28§	250,000	243,750
Kaiser Aluminum Corp. 6.500%, 5/1/25§	224,000	231,840
Novelis Corp. 4.750%, 1/30/30§	1,010,000	964,550

		2,294,220

Total Materials		16,143,454

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
ESH Hospitality, Inc. (REIT) 5.250%, 5/1/25§	500,000	476,250
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	279,000	273,336
MGM Growth Properties Operating Partnership LP (REIT) 4.625%, 6/15/25§	350,000	340,725
Park Intermediate Holdings LLC (REIT) 7.500%, 6/1/25§	184,000	187,595
SBA Communications Corp. (REIT) 4.875%, 9/1/24	204,000	208,845
VICI Properties LP (REIT) 4.250%, 12/1/26§	100,000	96,000
3.750%, 2/15/27§	250,000	234,063

		1,816,814

Real Estate Management & Development (1.0%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	264,000	275,880
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	572,000	572,000
Howard Hughes Corp. (The) 5.375%, 3/15/25§	376,000	349,906
Realogy Group LLC 7.625%, 6/15/25§	184,000	184,037
9.375%, 4/1/27§	616,000	573,896

		1,955,719

Total Real Estate		3,772,533

Total Corporate Bonds		155,656,316

Loan Participations (4.0%)
Consumer Discretionary (0.5%)
Auto Components (0.3%)
Panther BF Aggregator 2 LP, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.678%, 4/30/26 (k)	595,500	566,221

Automobiles (0.1%)
Wink Holdco, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.000%, 12/2/24 (k)	323,342	310,004

Hotels, Restaurants & Leisure (0.1%)
Caesars Resort Collection LLC, Term Loan (ICE LIBOR USD 6 Month + 4.50%), 4.687%, 6/19/25 (k)	175,000	164,063

Total Consumer Discretionary		1,040,288

Financials (1.1%)
Diversified Financial Services (0.1%)
Refinitiv US Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.428%, 10/1/25 (k)	246,250	240,648

Insurance (1.0%)
Asurion LLC, Term Loan B2 (ICE LIBOR USD 1 Month + 6.50%), 6.678%, 8/4/25 (k)	1,825,000	1,809,792

Total Financials		2,050,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.7%)
Health Care Providers & Services (0.7%)
Dentalcorp Perfect Smile ULC, Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.750%, 5/31/25 (k)	$513,472	$456,348
Parexel International Corp., Term loan (ICE LIBOR USD 1 Month + 2.75%), 2.928%, 9/27/24 (k)	400,000	378,583
PetVet (Pearl Intermediate), 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.928%, 2/14/25 (k)	99,491	95,512
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 6.928%, 6/26/26 (k)	550,000	517,000

		1,447,443

Total Health Care		1,447,443

Information Technology (1.6%)
Software (1.6%)
Applied Systems, Inc., Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.000%, 9/19/25 (k)	225,000	223,875
Greeneden US Holdings I LLC (ICE LIBOR USD 1 Month + 3.25%), 3.428%, 12/1/23 (k)	417,162	400,737
Informatica LLC, Term Loan 7.125%, 2/25/25	375,000	374,531
Playtika Holding Corp., Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.072%, 12/10/24 (k)	365,625	364,863
Sophia LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.250%, 9/30/22 (k)	114,984	111,822
Ultimate Software Group, Inc. (The), Term Loan (ICE LIBOR USD 6 Month + 6.75%), 7.500%, 5/3/27 (k)	175,000	177,625
Vertafore, Inc., Term Loan (ICE LIBOR USD 1 Month + 7.25%), 7.428%, 7/2/26 (k)	1,375,000	1,353,688

		3,007,141

Total Information Technology		3,007,141

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
CoreCivic, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.500%, 12/18/24 (k)	268,125	261,422

Total Real Estate		261,422

Total Loan Participations		7,806,734

Total Long-Term Debt Securities (83.9%) (Cost $165,939,042)		163,463,050

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.3%)
iShares iBoxx High Yield Corporate Bond ETF (x)	122,310	9,982,942
SPDR Bloomberg Barclays High Yield Bond ETF	98,824	9,997,036

Total Exchange Traded Funds (10.3%) (Cost $21,923,162)		19,979,978

SHORT-TERM INVESTMENTS:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares	5,395,524	5,400,380

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Cantor Fitzgerald & Co., 0.09%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various U.S. Government Agency Securities, ranging from 0.640% - 9.500%, maturing 12/1/20 - 2/20/70; total market value $204,000. (xx)	$200,000	200,000
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $111,120. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $766,229, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $781,552. (xx)	766,228	766,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $300,002, collateralized by various Common Stocks; total market value $333,388. (xx)	$300,000	$300,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $1,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,666,228

Total Short-Term Investments (4.1%) (Cost $8,067,147)		8,066,608

Total Investments in Securities (98.3%) (Cost $195,929,351)		191,509,636
Other Assets Less Liabilities (1.7%)		3,236,415

Net Assets (100%)		$194,746,051

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $124,399,051 or 63.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $11,584,572. This was collateralized by $9,503,625 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 7/30/20 - 2/15/49 and by cash of $2,666,228 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	11,572	EUR	10,200	JPMorgan Chase Bank	8/31/2020	97

Total unrealized appreciation						97

USD	219,971	EUR	199,800	JPMorgan Chase Bank	8/31/2020	(4,808)

Total unrealized depreciation						(4,808)

Net unrealized depreciation						(4,711)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$23,345,222	$—	$23,345,222
Consumer Discretionary	—	15,771,073	—	15,771,073
Consumer Staples	—	7,829,633	—	7,829,633
Energy	—	16,650,373	—	16,650,373
Financials	—	20,278,401	—	20,278,401
Health Care	—	9,824,037	—	9,824,037
Industrials	—	20,927,395	—	20,927,395
Information Technology	—	21,114,195	—	21,114,195
Materials	—	16,143,454	—	16,143,454
Real Estate	—	3,772,533	—	3,772,533
Exchange Traded Funds	19,979,978	—	—	19,979,978
Forward Currency Contracts	—	97	—	97
Loan Participations
Consumer Discretionary	—	1,040,288	—	1,040,288
Financials	—	2,050,440	—	2,050,440
Health Care	—	1,447,443	—	1,447,443
Information Technology	—	3,007,141	—	3,007,141
Real Estate	—	261,422	—	261,422
Short-Term Investments
Investment Company	5,400,380	—	—	5,400,380
Repurchase Agreements	—	2,666,228	—	2,666,228

Total Assets	$25,380,358	$166,129,375	$—	$191,509,733

Liabilities:
Forward Currency Contracts	—	(4,808)	—	(4,808)

Total Liabilities	$—	$(4,808)	$—	$(4,808)

Total	$25,380,358	$166,124,567	$—	$191,504,925

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$97

Total		$97

	Liability Derivatives
Foreign exchange contracts	Payables	$(4,808)

Total		$(4,808)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(12,398)	$(12,398)

Total	$(12,398)	$(12,398)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(4,711)	$(4,711)

Total	$(4,711)	$(4,711)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $232,000 for one month during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$97	$(97)	$—	$—

Total	$97	$(97)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$4,808	$(97)	$—	$4,711

Total	$4,808	$(97)	$—	$4,711

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 0%)*	$66,234,565
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 4%)*	$79,474,998

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,811,789
Aggregate gross unrealized depreciation	(7,617,996)

Net unrealized depreciation	$(4,806,207)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$196,311,132

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $193,263,123)	$188,843,408
Repurchase Agreements (Cost $2,666,228)	2,666,228
Cash	5,192,708
Foreign cash (Cost $3,992)	3,678
Dividends, interest and other receivables	2,619,872
Receivable for securities sold	200,125
Receivable for Portfolio shares sold	64,382
Securities lending income receivable	1,806
Unrealized appreciation on forward foreign currency contracts	97
Other assets	2,148

Total assets	199,594,452

LIABILITIES
Payable for return of collateral on securities loaned	2,666,228
Payable for securities purchased	1,881,583
Payable for Portfolio shares redeemed	113,506
Investment management fees payable	81,638
Administrative fees payable	20,410
Distribution fees payable – Class IB	8,528
Unrealized depreciation on forward foreign currency contracts	4,808
Accrued expenses	71,700

Total liabilities	4,848,401

NET ASSETS	$194,746,051

Net assets were comprised of:
Paid in capital	$210,273,898
Total distributable earnings (loss)	(15,527,847)

Net assets	$194,746,051

Class IB
Net asset value, offering and redemption price per share, $41,309,667 / 4,426,138 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.33

Class K
Net asset value, offering and redemption price per share, $153,436,384 / 16,431,791 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.34

(x)	Includes value of securities on loan of $11,584,572.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$5,381,158
Dividends	496,186
Securities lending (net)	63,115

Total income	5,940,459

EXPENSES
Investment management fees	605,204
Administrative fees	124,275
Distribution fees – Class IB	50,269
Custodian fees	43,447
Professional fees	36,800
Printing and mailing expenses	17,736
Trustees’ fees	3,302
Miscellaneous	6,642

Gross expenses	887,675
Less: Waiver from investment manager	(81,060)

Net expenses	806,615

NET INVESTMENT INCOME (LOSS)	5,133,844

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,979,002)
Forward foreign currency contracts	(12,398)
Foreign currency transactions	12,306

Net realized gain (loss)	(3,979,094)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(8,224,238)
Forward foreign currency contracts	(4,711)
Foreign currency translations	(28)

Net change in unrealized appreciation (depreciation)	(8,228,977)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,208,071)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,074,227)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,133,844	$10,772,184
Net realized gain (loss)	(3,979,094)	(779,635)
Net change in unrealized appreciation (depreciation)	(8,228,977)	15,414,013

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,074,227)	25,406,562

Distributions to shareholders:
Class IB	—	(1,994,576)
Class K	—	(9,045,194)

Total distributions to shareholders	—	(11,039,770)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [764,501 and 1,456,467 shares, respectively]	7,009,204	14,092,074
Capital shares issued in reinvestment of dividends [0 and 209,059 shares, respectively]	—	1,994,576
Capital shares repurchased [(621,880) and (554,565) shares, respectively]	(5,596,677)	(5,358,320)

Total Class IB transactions	1,412,527	10,728,330

Class K
Capital shares sold [1,659,200 and 1,086,885 shares, respectively]	15,594,950	10,376,021
Capital shares issued in reinvestment of dividends [0 and 948,888 shares, respectively]	—	9,045,194
Capital shares repurchased [(3,599,346) and (1,991,866) shares, respectively]	(32,546,846)	(19,278,496)

Total Class K transactions	(16,951,896)	142,719

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,539,369)	10,871,049

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,613,596)	25,237,841
NET ASSETS:
Beginning of period	217,359,647	192,121,806

End of period	$194,746,051	$217,359,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.60		$8.94	$9.67	$9.53	$8.99	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.48	0.50	0.49	0.52	0.56
Net realized and unrealized gain (loss)	(0.49)		0.67	(0.70)	0.12	0.53	(0.86)

Total from investment operations	(0.27)		1.15	(0.20)	0.61	1.05	(0.30)

Less distributions:
Dividends from net investment income	—		(0.49)	(0.53)	(0.47)	(0.51)	(0.58)

Net asset value, end of period	$9.33		$9.60	$8.94	$9.67	$9.53	$8.99

Total return (b)	(2.81)%		12.94%	(2.23)%	6.46%	11.67%	(3.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,310		$41,122	$28,369	$26,553	$19,555	$13,208
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.04%	1.05%	1.07%	1.08%
Before waivers (a)(f)	1.08%		1.07%	1.07%	1.08%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.89%		4.92%	5.20%	4.95%	5.49%	5.58%
Before waivers (a)(f)	4.81%		4.85%	5.16%	4.93%	5.47%	5.58%
Portfolio turnover rate^	34	%(z)	47%	41%	61%	72%	98%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.59		$8.93	$9.66	$9.52	$8.98	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.50	0.53	0.52	0.54	0.59
Net realized and unrealized gain (loss)	(0.49)		0.68	(0.71)	0.12	0.53	(0.88)

Total from investment operations	(0.25)		1.18	(0.18)	0.64	1.07	(0.29)

Less distributions:
Dividends from net investment income	—		(0.52)	(0.55)	(0.50)	(0.53)	(0.60)

Net asset value, end of period	$9.34		$9.59	$8.93	$9.66	$9.52	$8.98

Total return (b)	(2.61)%		13.23%	(1.99)%	6.73%	11.97%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$153,436		$176,238	$163,753	$177,784	$165,224	$133,870
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.79%	0.80%	0.82%	0.84%
Before waivers (a)(f)	0.83%		0.82%	0.82%	0.83%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.14%		5.18%	5.44%	5.20%	5.74%	5.86%
Before waivers (a)(f)	5.06%		5.11%	5.41%	5.18%	5.73%	5.86%
Portfolio turnover rate^	34	%(z)	47%	41%	61%	72%	98%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MICRO CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Health Care	32.9%
Information Technology	18.3
Consumer Discretionary	13.2
Financials	11.9
Industrials	9.4
Repurchase Agreements	7.7
Communication Services	3.3
Real Estate	2.6
Consumer Staples	1.7
Energy	1.5
Materials	1.3
Utilities	0.5
Investment Company	0.0 #
Cash and Other	(4.3)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,006.67	$5.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.77
Class K
Actual	1,000.00	1,007.60	4.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	11,821	$32,981
Cincinnati Bell, Inc.*	11,361	168,711
Consolidated Communications Holdings, Inc.*	16,823	113,892
IDT Corp., Class B*	3,313	21,634
Ooma, Inc.*	4,753	78,329
ORBCOMM, Inc.*	17,271	66,493

		482,040

Entertainment (0.3%)
Gaia, Inc.*	2,745	23,003
Glu Mobile, Inc.*	36,203	335,602
LiveXLive Media, Inc. (x)*	7,209	26,096
Reading International, Inc., Class A*	4,403	18,713

		403,414

Interactive Media & Services (1.5%)
DHI Group, Inc.*	11,131	23,375
EverQuote, Inc., Class A*	31,736	1,845,766
Liberty TripAdvisor Holdings, Inc., Class A*	17,258	36,760
Meet Group, Inc. (The)*	13,764	85,887
QuinStreet, Inc.*	11,029	115,363
Travelzoo (x)*	1,614	9,103
TrueCar, Inc.*	24,490	63,184

		2,179,438

Media (1.0%)
A H Belo Corp., Class A	5,288	9,148
Beasley Broadcast Group, Inc., Class A	2,325	5,650
Boston Omaha Corp., Class A*	2,585	41,360
Cardlytics, Inc.*	9,508	665,370
comScore, Inc.*	14,038	43,518
Cumulus Media, Inc., Class A*	4,147	16,381
Daily Journal Corp. (x)*	264	71,280
Emerald Holding, Inc.	6,187	19,056
Entercom Communications Corp., Class A	28,347	39,119
Entravision Communications Corp., Class A	14,409	20,605
Fluent, Inc.*	10,397	18,507
Gannett Co., Inc. (x)	23,337	32,205
Hemisphere Media Group, Inc.*	4,112	40,421
iHeartMedia, Inc., Class A (x)*	6,802	56,797
Marchex, Inc., Class B*	9,951	15,723
MDC Partners, Inc., Class A*	14,152	29,436
National CineMedia, Inc.	14,798	43,950
Saga Communications, Inc., Class A	906	23,194
TechTarget, Inc.*	5,416	162,642
Townsquare Media, Inc., Class A	2,658	11,881
Tribune Publishing Co.	3,857	38,531
Urban One, Inc.*	286	5,791

		1,410,565

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	10,054	133,919
Gogo, Inc. (x)*	13,612	43,014
Spok Holdings, Inc.	3,948	36,914

		213,847

Total Communication Services		4,689,304

Consumer Discretionary (13.2%)
Auto Components (0.5%)
Cooper-Standard Holdings, Inc.*	3,893	51,582
Horizon Global Corp. (x)*	3,948	8,686
Modine Manufacturing Co.*	11,511	63,541
Motorcar Parts of America, Inc.*	4,244	74,991
Stoneridge, Inc.*	5,918	122,266
Strattec Security Corp.	851	13,565
Superior Industries International, Inc.	6,166	10,482
Unique Fabricating, Inc.*	1,622	5,174
Workhorse Group, Inc. (x)*	14,553	253,077
XPEL, Inc. (m)(x)*	3,806	59,526

		662,890

Automobiles (0.0%)
Arcimoto, Inc. (x)*	3,632	19,322

Distributors (0.1%)
AMCON Distributing Co.	37	2,085
Educational Development Corp. (x)	1,681	16,171
Funko, Inc., Class A*	5,652	32,782
Greenlane Holdings, Inc., Class A (x)*	2,268	9,027
Weyco Group, Inc.	1,384	29,880

		89,945

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	3,296	97,562
Aspen Group, Inc.*	4,210	38,100
Carriage Services, Inc.	3,798	68,820
Collectors Universe, Inc.	2,126	72,879
Franchise Group, Inc.	4,414	96,578
Houghton Mifflin Harcourt Co.*	24,867	45,009
Lincoln Educational Services Corp. (x)*	5,510	21,489
Regis Corp.*	5,405	44,213
Select Interior Concepts, Inc., Class A*	4,104	14,364
Universal Technical Institute, Inc.*	7,085	49,241
Zovio, Inc.*	6,661	20,383

		568,638

Hotels, Restaurants & Leisure (1.5%)
Allied Esports Entertainment, Inc.*	1,386	2,924
Ark Restaurants Corp.	455	5,642
BBX Capital Corp.	12,758	32,405
Biglari Holdings, Inc., Class A*	17	5,695
Biglari Holdings, Inc., Class B*	217	14,969
Canterbury Park Holding Corp.	702	7,546
Carrols Restaurant Group, Inc.*	8,241	39,886
Century Casinos, Inc.*	6,497	26,963
Chuy’s Holdings, Inc.*	3,786	56,336
Del Taco Restaurants, Inc.*	6,909	40,970
Dover Motorsports, Inc.	4,435	6,874
Drive Shack, Inc.*	14,528	26,877
El Pollo Loco Holdings, Inc.*	4,084	60,280
Esports Entertainment Group, Inc.*	789	5,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Everi Holdings, Inc.*	18,897	$97,508
FAT Brands, Inc.*	519	1,770
Fiesta Restaurant Group, Inc.*	4,144	26,439
Full House Resorts, Inc.*	6,605	8,785
GAN Ltd. (x)*	1,704	43,367
Golden Entertainment, Inc.*	4,022	35,876
Inspired Entertainment, Inc.*	3,343	9,695
J Alexander’s Holdings, Inc.*	2,952	14,524
Kura Sushi USA, Inc., Class A (x)*	797	11,381
Lindblad Expeditions Holdings, Inc.*	6,183	47,733
Monarch Casino & Resort, Inc.*	2,936	100,059
Nathan’s Famous, Inc.	648	36,444
Noodles & Co.*	7,159	43,312
ONE Group Hospitality, Inc. (The) (x)*	4,113	6,704
Papa John’s International, Inc.	14,052	1,115,869
PlayAGS, Inc.*	6,403	21,642
Potbelly Corp.*	4,997	11,393
RCI Hospitality Holdings, Inc.	2,014	27,914
Red Lion Hotels Corp.*	6,736	15,695
Red Robin Gourmet Burgers, Inc. (x)*	2,971	30,304
Ruth’s Hospitality Group, Inc.	6,111	49,866
Target Hospitality Corp.*	7,667	12,957

		2,102,127

Household Durables (2.4%)
Bassett Furniture Industries, Inc.	2,325	17,089
Beazer Homes USA, Inc.*	6,589	66,351
Casper Sleep, Inc. (x)*	1,949	17,482
Century Communities, Inc.*	6,694	205,238
Ethan Allen Interiors, Inc.	5,434	64,284
Flexsteel Industries, Inc.	1,825	23,050
Green Brick Partners, Inc.*	5,242	62,118
Hamilton Beach Brands Holding Co., Class A	1,549	18,433
Hooker Furniture Corp.	2,703	52,573
Hovnanian Enterprises, Inc., Class A*	1,165	27,249
Legacy Housing Corp.*	1,803	25,639
LGI Homes, Inc.*	12,852	1,131,362
Lifetime Brands, Inc.	2,844	19,112
Lovesac Co. (The) (x)*	2,072	54,349
M/I Homes, Inc.*	6,389	220,037
Mohawk Group Holdings, Inc.*	1,936	10,629
Nephros, Inc.*	1,165	9,774
New Home Co., Inc. (The)*	2,571	8,639
Purple Innovation, Inc.*	3,282	59,076
Sonos, Inc.*	65,753	961,966
Tupperware Brands Corp. (x)	11,594	55,071
Turtle Beach Corp.*	3,152	46,397
Universal Electronics, Inc.*	3,107	145,470
VOXX International Corp. (x)*	4,533	26,201
Vuzix Corp. (x)*	6,790	16,228
ZAGG, Inc.*	6,800	21,352

		3,365,169

Internet & Direct Marketing Retail (3.9%)
1-800-Flowers.com, Inc., Class A*	24,912	498,738
Blue Apron Holdings, Inc., Class A (x)*	2,321	25,740
Duluth Holdings, Inc., Class B (x)*	2,606	19,206
Fiverr International Ltd.*	23,983	1,770,425
Lands’ End, Inc.*	2,730	21,949
Leaf Group Ltd.*	4,508	16,544
Liquidity Services, Inc.*	6,467	38,543
Overstock.com, Inc. (x)*	9,297	264,314
PetMed Express, Inc.	4,490	160,024
RealReal, Inc. (The)*	59,460	760,494
Remark Holdings, Inc.*	10,063	23,749
Rubicon Project, Inc. (The)*	108,830	725,896
Stamps.com, Inc.*	6,061	1,113,345
Trxade Group, Inc.*	628	3,843
US Auto Parts Network, Inc.*	4,804	41,603
Waitr Holdings, Inc. (x)*	17,324	45,562

		5,529,975

Leisure Products (1.9%)
Clarus Corp.	4,545	52,631
Escalade, Inc.	2,384	33,281
Johnson Outdoors, Inc., Class A	1,201	109,315
Malibu Boats, Inc., Class A*	29,815	1,548,889
Marine Products Corp.	1,716	23,767
MasterCraft Boat Holdings, Inc.*	4,308	82,067
Nautilus, Inc.*	6,905	64,009
Smith & Wesson Brands, Inc.*	12,590	270,937
YETI Holdings, Inc.*	12,904	551,388

		2,736,284

Specialty Retail (2.3%)
America’s Car-Mart, Inc.*	1,419	124,688
At Home Group, Inc.*	11,146	72,338
Barnes & Noble Education, Inc.*	8,124	12,998
Blink Charging Co. (x)*	5,205	29,564
Boot Barn Holdings, Inc.*	6,577	141,800
Build-A-Bear Workshop, Inc. (x)*	2,989	6,516
Caleres, Inc.	9,029	75,302
Cato Corp. (The), Class A	4,672	38,217
Chico’s FAS, Inc.	27,738	38,278
Citi Trends, Inc.	2,516	50,874
Conn’s, Inc.*	4,119	41,561
Container Store Group, Inc. (The) (x)*	3,795	12,296
Envela Corp.*	1,645	10,035
Express, Inc. (x)*	14,782	22,764
GameStop Corp., Class A (x)*	13,165	57,136
Genesco, Inc.*	3,302	71,521
GrowGeneration Corp.*	6,551	44,809
Haverty Furniture Cos., Inc.	3,822	61,152
Hibbett Sports, Inc.*	3,814	79,865
Lazydays Holdings, Inc.*	1,108	9,651
LMP Automotive Holdings, Inc. (x)*	672	6,586
Lumber Liquidators Holdings, Inc. (x)*	6,618	91,726
MarineMax, Inc.*	4,790	107,248
National Vision Holdings, Inc.*	19,150	584,458
OneWater Marine, Inc., Class A (x)*	1,095	26,587
Shoe Carnival, Inc. (x)	2,205	64,540
Sleep Number Corp.*	22,063	918,703
Sportsman’s Warehouse Holdings, Inc.*	9,833	140,120
Tailored Brands, Inc.	11,734	11,007
Tandy Leather Factory, Inc.*	1,153	3,851
Tilly’s, Inc., Class A	5,099	28,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
TravelCenters of America, Inc.*	1,641	$25,271
Winmark Corp.	675	115,587
Zumiez, Inc.*	4,827	132,163

		3,258,123

Textiles, Apparel & Luxury Goods (0.2%)
Crown Crafts, Inc. (x)	2,158	10,531
Culp, Inc. (x)	2,837	24,427
Delta Apparel, Inc.*	1,463	17,731
Fossil Group, Inc.*	10,928	50,815
Jerash Holdings US, Inc.	733	3,570
Lakeland Industries, Inc. (x)*	1,764	39,566
Movado Group, Inc.	3,677	39,859
Rocky Brands, Inc.	1,589	32,670
Superior Group of Cos., Inc.	2,514	33,688
Unifi, Inc.*	3,205	41,280
Vera Bradley, Inc.*	4,885	21,689
Vince Holding Corp.*	647	3,591

		319,417

Total Consumer Discretionary		18,651,890

Consumer Staples (1.7%)
Beverages (0.1%)
Celsius Holdings, Inc.*	7,893	92,901
Craft Brew Alliance, Inc. (x)*	2,629	40,460
New Age Beverages Corp. (x)*	20,564	31,463

		164,824

Food & Staples Retailing (0.5%)
Chefs’ Warehouse, Inc. (The)*	5,759	78,207
HF Foods Group, Inc. (x)*	8,189	74,111
Natural Grocers by Vitamin Cottage, Inc.	2,048	30,474
Rite Aid Corp. (x)*	12,640	215,639
SpartanNash Co.	8,188	173,995
Village Super Market, Inc., Class A	1,932	53,555

		625,981

Food Products (0.2%)
Alico, Inc.	1,193	37,174
Arcadia Biosciences, Inc.*	1,772	6,663
Bridgford Foods Corp.*	344	5,697
Farmer Bros Co.*	3,788	27,804
Landec Corp.*	5,915	47,083
Lifeway Foods, Inc.*	946	2,176
Limoneira Co.	3,717	53,859
RiceBran Technologies*	7,428	6,150
S&W Seed Co.*	3,487	7,950
Seneca Foods Corp., Class A*	1,497	50,613

		245,169

Household Products (0.0%)
Ocean Bio-Chem, Inc.	840	11,718
Oil-Dri Corp. of America	1,176	40,807

		52,525

Personal Products (0.9%)
elf Beauty, Inc.*	62,867	1,198,874
Lifevantage Corp.*	3,171	42,872
Natural Alternatives International, Inc.*	1,343	9,240
Natural Health Trends Corp.	1,479	8,430
Nature’s Sunshine Products, Inc.*	2,014	18,146
United-Guardian, Inc.	811	11,988
Veru, Inc. (x)*	11,155	37,258
Youngevity International, Inc.*	1,767	2,527

		1,329,335

Tobacco (0.0%)
Turning Point Brands, Inc.	2,000	49,820

Total Consumer Staples		2,467,654

Energy (1.5%)
Energy Equipment & Services (0.6%)
Aspen Aerogels, Inc.*	4,728	31,110
Bristow Group, Inc.*	1,621	22,581
Dawson Geophysical Co.*	6,422	9,248
DMC Global, Inc.	3,364	92,846
Exterran Corp.*	6,555	35,331
Geospace Technologies Corp.*	3,531	26,553
Gulf Island Fabrication, Inc.*	3,888	11,936
ION Geophysical Corp. (x)*	3,883	9,086
KLX Energy Services Holdings, Inc.*	6,250	13,438
Mammoth Energy Services, Inc.*	3,946	4,656
Matrix Service Co.*	6,282	61,061
Natural Gas Services Group, Inc. (x)*	3,453	21,650
Newpark Resources, Inc.*	21,979	49,013
Nine Energy Service, Inc.*	4,966	9,684
Oil States International, Inc.*	14,484	68,799
Ranger Energy Services, Inc. (x)*	2,128	6,278
SEACOR Holdings, Inc.*	4,530	128,290
SEACOR Marine Holdings, Inc. (x)*	5,161	13,161
Solaris Oilfield Infrastructure, Inc., Class A	7,058	52,370
Tidewater, Inc.*	7,821	43,719
US Silica Holdings, Inc.	17,388	62,771

		773,581

Oil, Gas & Consumable Fuels (0.9%)
Adams Resources & Energy, Inc.	509	13,626
Amplify Energy Corp.	6,664	8,197
Ardmore Shipping Corp.	7,793	33,822
Battalion Oil Corp.*	750	7,125
Berry Corp.	16,014	77,348
Bonanza Creek Energy, Inc.*	4,482	66,423
California Resources Corp. (x)*	12,848	15,675
Centrus Energy Corp., Class A*	1,578	15,843
Clean Energy Fuels Corp.*	30,261	67,180
CONSOL Energy, Inc.*	6,287	31,875
Contango Oil & Gas Co. (x)*	21,058	48,223
Diamond S Shipping, Inc., Class S*	6,288	50,241
Dorian LPG Ltd.*	7,974	61,719
Earthstone Energy, Inc., Class A*	5,954	16,909
Energy Fuels, Inc.*	27,687	41,807
Epsilon Energy Ltd. (x)*	5,253	15,496
Evolution Petroleum Corp.	7,339	20,549
Falcon Minerals Corp.	9,719	31,101
Goodrich Petroleum Corp.*	2,295	16,524
Green Plains, Inc.*	8,006	81,781
International Seaways, Inc.	5,692	93,007
Montage Resources Corp.*	5,276	20,840
NACCO Industries, Inc., Class A	933	21,739

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Navios Maritime Acquisition Corp.	2,603	$10,594
NextDecade Corp. (x)*	5,077	10,966
Nordic American Tankers Ltd. (x)	33,217	134,861
Overseas Shipholding Group, Inc., Class A*	15,310	28,477
Panhandle Oil and Gas, Inc., Class A	4,072	10,913
Penn Virginia Corp.*	3,366	32,078
PrimeEnergy Resources Corp.*	138	9,811
REX American Resources Corp.*	1,303	90,389
SandRidge Energy, Inc.*	8,417	10,858
SilverBow Resources, Inc.*	2,006	6,439
Uranium Energy Corp. (x)*	42,875	37,631
W&T Offshore, Inc. (x)*	22,683	51,717

		1,291,784

Total Energy		2,065,365

Financials (11.9%)
Banks (6.8%)
1st Constitution Bancorp	2,025	25,110
ACNB Corp.	1,943	50,868
Allegiance Bancshares, Inc.	4,355	110,573
Amalgamated Bank, Class A	3,106	39,260
Amerant Bancorp, Inc.*	5,288	79,532
American National Bankshares, Inc.	2,444	61,198
American River Bankshares	1,176	12,583
AmeriServ Financial, Inc.	3,399	10,401
Ames National Corp.	1,999	39,460
Arrow Financial Corp.	2,952	87,763
Atlantic Capital Bancshares, Inc.*	4,853	59,012
Auburn National BanCorp, Inc.	543	31,000
Bancorp, Inc. (The)*	11,972	117,326
Bank First Corp.	1,447	92,753
Bank of Commerce Holdings	3,450	26,151
Bank of Marin Bancorp	3,014	100,457
Bank of Princeton (The)	1,287	25,843
Bank of South Carolina Corp.	746	12,525
Bank of the James Financial Group, Inc.	829	7,801
Bank7 Corp.	740	8,033
BankFinancial Corp.	3,105	26,082
Bankwell Financial Group, Inc.	1,542	24,518
Bar Harbor Bankshares	3,568	79,888
Baycom Corp.*	2,697	34,818
BCB Bancorp, Inc.	3,263	30,281
Blue Ridge Bankshares, Inc.	855	13,005
Bridge Bancorp, Inc.	3,958	90,401
Bryn Mawr Bank Corp.	4,553	125,936
Business First Bancshares, Inc.	2,846	43,686
Byline Bancorp, Inc.	5,735	75,128
C&F Financial Corp.	791	26,301
California Bancorp, Inc.*	1,695	25,255
Cambridge Bancorp	1,454	86,135
Camden National Corp.	3,481	120,234
Capital Bancorp, Inc.*	1,802	19,281
Capital City Bank Group, Inc.	3,144	65,867
Capstar Financial Holdings, Inc.	3,683	44,196
Carter Bank & Trust	5,319	42,924
CB Financial Services, Inc.	1,146	25,006
CBTX, Inc.	4,139	86,919
Central Valley Community Bancorp	2,422	37,275
Century Bancorp, Inc., Class A	654	50,829
Chemung Financial Corp.	844	23,041
ChoiceOne Financial Services, Inc. (x)	1,546	45,700
Citizens & Northern Corp.	3,092	63,850
Citizens Community Bancorp, Inc.	2,452	16,821
Citizens Holding Co.	1,076	26,900
Civista Bancshares, Inc.	3,608	55,563
CNB Financial Corp.	3,441	61,697
Coastal Financial Corp.*	2,094	30,405
Codorus Valley Bancorp, Inc.	2,176	30,094
Colony Bankcorp, Inc.	1,833	21,574
Community Bankers Trust Corp.	4,996	27,478
Community Financial Corp. (The)	1,198	29,231
Community First Bancshares, Inc.*	777	6,006
Community Trust Bancorp, Inc.	3,569	116,920
Community West Bancshares	1,646	14,468
ConnectOne Bancorp, Inc.	8,626	139,051
Cortland Bancorp (x)	792	10,130
County Bancorp, Inc.	1,163	24,342
CrossFirst Bankshares, Inc.*	11,062	108,186
Customers Bancorp, Inc.*	6,602	79,356
Delmar Bancorp	2,152	14,139
Dime Community Bancshares, Inc.	6,598	90,591
Eagle Bancorp Montana, Inc.	1,399	24,315
Emclaire Financial Corp.	549	10,996
Enterprise Bancorp, Inc.	2,060	49,069
Equity Bancshares, Inc., Class A*	3,391	59,139
Esquire Financial Holdings, Inc.*	1,535	25,941
Evans Bancorp, Inc.	1,015	23,609
Farmers & Merchants Bancorp, Inc.	2,315	49,171
Farmers National Banc Corp.	5,979	70,911
Fidelity D&D Bancorp, Inc. (x)	914	43,954
Financial Institutions, Inc.	3,806	70,830
First Bancorp, Inc. (The)	2,314	50,214
First Bancshares, Inc. (The)	4,784	107,640
First Bank	3,595	23,439
First Business Financial Services, Inc.	1,916	31,518
First Capital, Inc. (x)	761	52,867
First Choice Bancorp	2,405	39,394
First Community Bankshares, Inc.	4,036	90,608
First Community Corp. (x)	1,611	24,407
First Financial Corp.	3,101	114,241
First Financial Northwest, Inc.	1,766	17,113
First Foundation, Inc.	9,097	148,645
First Guaranty Bancshares, Inc.	836	10,224
First Internet Bancorp	2,239	37,212
First Mid Bancshares, Inc.	3,379	88,631
First National Corp.	887	12,418
First Northwest Bancorp	2,077	25,796
First of Long Island Corp. (The)	5,289	86,422
First Savings Financial Group, Inc.	422	18,285
First United Corp.	1,547	20,637
First US Bancshares, Inc.	1,194	8,239
First Western Financial, Inc.*	1,426	20,320
Flushing Financial Corp.	6,418	73,935
FNCB Bancorp, Inc.	3,916	22,517
Franklin Financial Network, Inc.	3,184	81,988
Franklin Financial Services Corp.	941	24,372
FVCBankcorp, Inc.*	2,638	28,385
German American Bancorp, Inc.	5,620	174,782
Great Southern Bancorp, Inc.	2,577	104,008
Guaranty Bancshares, Inc.	1,539	39,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hanmi Financial Corp.	6,007	$58,328
HarborOne Bancorp, Inc.*	12,158	103,829
Hawthorn Bancshares, Inc.	1,355	26,681
HBT Financial, Inc.	2,321	30,939
Heritage Commerce Corp.	13,250	99,441
HomeTrust Bancshares, Inc.	3,682	58,912
Horizon Bancorp, Inc.	10,029	107,210
Howard Bancorp, Inc.*	3,016	32,030
Independent Bank Corp./MI	4,950	73,507
Investar Holding Corp.	2,399	34,785
Lakeland Bancorp, Inc.	11,512	131,582
Landmark Bancorp, Inc.	833	20,583
LCNB Corp.	2,787	44,481
Level One Bancorp, Inc.	1,165	19,502
Limestone Bancorp, Inc. (x)*	1,155	15,188
Macatawa Bank Corp.	5,714	44,683
Mackinac Financial Corp.	2,037	21,124
MainStreet Bancshares, Inc.*	1,574	20,777
Malvern Bancorp, Inc.*	1,740	22,150
Mercantile Bank Corp.	3,703	83,688
Meridian Corp.*	1,286	20,383
Metrocity Bankshares, Inc. (x)	4,039	57,879
Metropolitan Bank Holding Corp.*	1,650	52,932
Mid Penn Bancorp, Inc.	1,572	28,972
Middlefield Banc Corp.	1,391	28,863
Midland States Bancorp, Inc.	5,158	77,112
MidWestOne Financial Group, Inc.	3,466	69,320
MVB Financial Corp.	2,210	29,393
National Bankshares, Inc.	1,471	42,071
Nicolet Bankshares, Inc.*	2,111	115,683
Northeast Bank	1,571	27,571
Northrim BanCorp, Inc.	1,496	37,609
Norwood Financial Corp.	1,317	32,648
Oak Valley Bancorp	1,523	19,312
Ohio Valley Banc Corp.	973	21,941
Old Point Financial Corp.	898	13,694
Old Second Bancorp, Inc.	6,900	53,682
Origin Bancorp, Inc.	5,199	114,378
Orrstown Financial Services, Inc.	2,490	36,728
Pacific Mercantile Bancorp*	4,641	16,986
Parke Bancorp, Inc.	2,483	33,645
Pathfinder Bancorp, Inc.	714	6,797
PCB Bancorp	2,845	29,304
Peapack-Gladstone Financial Corp.	4,245	79,509
Penns Woods Bancorp, Inc.	1,559	35,405
Peoples Bancorp of North Carolina, Inc.	1,061	18,748
Peoples Bancorp, Inc.	4,213	89,653
Peoples Financial Services Corp.	1,598	61,028
People’s Utah Bancorp	3,650	82,016
Plumas Bancorp (x)	1,076	23,801
Preferred Bank	3,234	138,577
Premier Financial Bancorp, Inc.	3,017	38,678
Professional Holding Corp., Class A*	1,049	14,560
QCR Holdings, Inc.	3,460	107,883
RBB Bancorp	3,806	51,952
Red River Bancshares, Inc.	1,130	49,596
Reliant Bancorp, Inc.	3,589	58,465
Republic Bancorp, Inc., Class A	2,265	74,088
Republic First Bancorp, Inc.*	10,576	25,805
Richmond Mutual BanCorp, Inc.	2,930	32,933
Riverview Financial Corp.	2,106	11,330
Salisbury Bancorp, Inc.	592	24,266
SB Financial Group, Inc.	1,634	27,157
SB One Bancorp	1,882	37,075
Select Bancorp, Inc.*	3,641	29,638
Shore Bancshares, Inc.	2,922	32,405
Sierra Bancorp	3,246	61,284
Silvergate Capital Corp., Class A (x)*	3,542	49,588
SmartFinancial, Inc.	3,185	51,533
Sound Financial Bancorp, Inc.	491	11,666
South Plains Financial, Inc.	2,445	34,817
Southern First Bancshares, Inc.*	1,676	46,442
Southern National Bancorp of Virginia, Inc.	4,530	43,896
Spirit of Texas Bancshares, Inc.*	3,184	39,195
Stock Yards Bancorp, Inc.	4,777	192,035
Summit Financial Group, Inc.	2,563	42,238
Summit State Bank	1,240	12,040
TriState Capital Holdings, Inc.*	6,395	100,465
Triumph Bancorp, Inc.*	5,055	122,685
Union Bankshares, Inc.	890	16,661
United Bancorp, Inc.	1,169	13,455
United Bancshares, Inc.	671	12,011
United Security Bancshares	3,069	20,532
Unity Bancorp, Inc.	1,804	25,797
Univest Financial Corp.	6,741	108,800
Village Bank and Trust Financial Corp.*	107	3,423
Washington Trust Bancorp, Inc.	3,946	129,232
West BanCorp, Inc.	3,693	64,591

		9,576,440

Capital Markets (1.2%)
Assetmark Financial Holdings, Inc.*	34,032	928,733
B Riley Financial, Inc.	4,475	97,376
Cowen, Inc., Class A	6,219	100,810
Diamond Hill Investment Group, Inc.	713	81,047
Donnelley Financial Solutions, Inc.*	7,104	59,674
GAIN Capital Holdings, Inc.	4,566	27,487
Great Elm Capital Group, Inc.*	4,933	11,494
Greenhill & Co., Inc.	3,328	33,247
Hennessy Advisors, Inc. (x)	1,129	8,930
INTL. FCStone, Inc.*	3,816	209,880
Manning & Napier, Inc. (x)	3,297	9,429
Oppenheimer Holdings, Inc., Class A	2,205	48,047
Pzena Investment Management, Inc., Class A	4,403	23,952
Safeguard Scientifics, Inc.	4,770	33,390
Siebert Financial Corp.*	2,209	11,178
Silvercrest Asset Management Group, Inc., Class A	2,168	27,555
Value Line, Inc.	213	5,749
Westwood Holdings Group, Inc.	1,797	28,303

		1,746,281

Consumer Finance (0.3%)
Asta Funding, Inc.*	448	5,793
Atlanticus Holdings Corp.*	1,090	11,271
Consumer Portfolio Services, Inc.*	4,301	12,172
Curo Group Holdings Corp.	4,361	35,629
Elevate Credit, Inc.*	4,774	7,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Enova International, Inc.*	6,889	$102,439
EZCORP, Inc., Class A*	11,247	70,856
Medallion Financial Corp.*	5,116	13,557
Nicholas Financial, Inc.*	1,484	11,442
Oportun Financial Corp.*	4,557	61,246
Regional Management Corp.*	1,999	35,402

		366,873

Diversified Financial Services (0.1%)
Alerus Financial Corp. (x)	3,416	67,500
A-Mark Precious Metals, Inc.*	1,133	21,584
GWG Holdings, Inc. (x)*	633	4,855
Marlin Business Services Corp.	2,046	17,309
On Deck Capital, Inc.*	14,559	10,461
SWK Holdings Corp.*	770	9,224

		130,933

Insurance (1.9%)
Atlantic American Corp.*	932	1,529
Benefytt Technologies, Inc., Class A (x)*	2,391	48,920
Citizens, Inc. (x)*	11,453	68,603
Conifer Holdings, Inc. (x)*	963	2,340
Crawford & Co., Class A	3,909	30,842
Donegal Group, Inc., Class A	2,543	36,161
FedNat Holding Co.	2,860	31,660
Global Indemnity Ltd.	1,924	46,061
Goosehead Insurance, Inc., Class A*	13,500	1,014,660
Greenlight Capital Re Ltd., Class A*	6,936	45,223
Hallmark Financial Services, Inc.*	3,448	12,034
HCI Group, Inc.	1,414	65,299
Heritage Insurance Holdings, Inc.	5,812	76,079
Independence Holding Co.	1,113	34,047
Investors Title Co.	302	36,639
Kingstone Cos., Inc.	2,294	10,139
Kingsway Financial Services, Inc.*	3,038	6,797
National Security Group, Inc. (The)	184	2,364
NI Holdings, Inc.*	2,144	31,667
ProSight Global, Inc.*	2,196	19,544
Protective Insurance Corp., Class B	2,149	32,385
Tiptree, Inc.	5,841	37,674
Trupanion, Inc. (x)*	21,311	909,767
United Insurance Holdings Corp.	4,745	37,106
Vericity, Inc.	434	4,613
Watford Holdings Ltd.*	4,087	68,212

		2,710,365

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)	7,752	24,729
Anworth Mortgage Asset Corp. (REIT)	23,135	39,329
Ares Commercial Real Estate Corp. (REIT)	7,136	65,080
Arlington Asset Investment Corp. (REIT), Class A	8,787	26,097
Cherry Hill Mortgage Investment Corp. (REIT)	3,580	32,292
Dynex Capital, Inc. (REIT) (x)	5,097	72,887
Ellington Financial, Inc. (REIT)	9,513	112,063
Ellington Residential Mortgage REIT (REIT) (x)	2,055	21,167
Exantas Capital Corp. (REIT)	7,324	19,409
Granite Point Mortgage Trust, Inc. (REIT)	12,634	90,712
Great Ajax Corp. (REIT)	4,792	44,086
Hunt Cos. Finance Trust, Inc. (REIT) (x)	4,549	12,055
Manhattan Bridge Capital, Inc. (REIT) (x)	1,488	6,934
Nexpoint Real Estate Finance, Inc. (REIT)	1,211	20,284
Orchid Island Capital, Inc. (REIT)	15,355	72,322
Ready Capital Corp. (REIT)	8,427	73,231
Western Asset Mortgage Capital Corp. (REIT) (x)	12,204	33,439

		766,116

Thrifts & Mortgage Finance (1.1%)
1895 Bancorp of Wisconsin, Inc.*	538	4,896
Bancorp 34, Inc.	636	7,524
Bogota Financial Corp. (x)*	1,447	12,647
Bridgewater Bancshares, Inc.*	4,739	48,575
Broadway Financial Corp. (x)*	3,795	8,007
CBM Bancorp, Inc.	750	9,075
Central Federal Corp.*	736	7,434
Elmira Savings Bank (x)	516	5,444
ESSA Bancorp, Inc.	2,170	30,206
Federal Agricultural Mortgage Corp., Class C	2,104	134,677
FFBW, Inc.*	599	5,151
First Seacoast Bancorp (x)*	832	5,117
FS Bancorp, Inc.	861	33,209
Greene County Bancorp, Inc.	660	14,718
Guaranty Federal Bancshares, Inc.	657	10,019
Hingham Institution For Savings (The)	329	55,200
HMN Financial, Inc.*	788	11,576
Home Bancorp, Inc.	1,809	48,391
Home Federal Bancorp, Inc. of Louisiana	273	6,825
HomeStreet, Inc.	4,285	105,454
IF Bancorp, Inc.	611	10,057
Impac Mortgage Holdings, Inc.*	3,235	5,467
Kentucky First Federal Bancorp	649	4,439
Lake Shore Bancorp, Inc.	411	5,096
Luther Burbank Corp.	4,195	41,950
Magyar Bancorp, Inc.*	376	3,196
Merchants Bancorp	1,986	36,721
Meridian Bancorp, Inc.	10,750	124,700
Mid-Southern Bancorp, Inc.	631	7,648
MMA Capital Holdings, Inc.*	1,067	24,669
MSB Financial Corp.	756	8,316
Oconee Federal Financial Corp.	262	6,752
OP Bancorp	2,892	19,955
PCSB Financial Corp.	3,345	42,415
PDL Community Bancorp*	1,848	18,813
Pioneer Bancorp, Inc.*	2,641	24,165
Premier Financial Corp.	8,568	151,397
Provident Bancorp, Inc.	1,954	15,358
Provident Financial Holdings, Inc.	1,402	18,801
Prudential Bancorp, Inc.	1,955	23,538
Randolph Bancorp, Inc. (x)*	965	9,698
Rhinebeck Bancorp, Inc.*	979	6,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Riverview Bancorp, Inc.	4,908	$27,730
Sachem Capital Corp. (REIT)	4,905	14,519
Security National Financial Corp., Class A*	2,196	14,812
Severn Bancorp, Inc.	2,178	14,113
Southern Missouri Bancorp, Inc.	1,759	42,744
Standard AVB Financial Corp. (x)	871	20,207
Sterling Bancorp, Inc.	3,973	14,223
Territorial Bancorp, Inc.	1,760	41,870
Timberland Bancorp, Inc.	1,692	30,811
Velocity Financial, Inc.*	2,000	7,900
Waterstone Financial, Inc.	5,155	76,449
Western New England Bancorp, Inc.	5,282	30,583

		1,509,679

Total Financials		16,806,687

Health Care (32.9%)
Biotechnology (18.4%)
89bio, Inc. (x)*	671	13,373
Abeona Therapeutics, Inc.*	13,773	40,148
Acorda Therapeutics, Inc.*	11,763	8,641
Adamas Pharmaceuticals, Inc.*	5,594	14,321
Adaptimmune Therapeutics plc (ADR)*	74,684	747,587
ADMA Biologics, Inc. (x)*	13,960	40,903
Aduro Biotech, Inc.*	15,191	35,091
Aeglea BioTherapeutics, Inc.*	9,727	89,975
Affimed NV*	17,021	78,552
Agenus, Inc.*	31,973	125,654
AIM ImmunoTech, Inc. (x)*	6,299	15,622
Akero Therapeutics, Inc.*	2,576	64,194
Albireo Pharma, Inc.*	3,056	80,953
Aldeyra Therapeutics, Inc.*	5,712	23,819
Alector, Inc.*	18,792	459,276
Allena Pharmaceuticals, Inc. (x)*	4,260	6,731
Alpine Immune Sciences, Inc. (x)*	1,229	11,934
Altimmune, Inc. (x)*	3,112	33,330
Anavex Life Sciences Corp. (x)*	11,791	58,012
Anika Therapeutics, Inc.*	3,224	121,642
Anixa Biosciences, Inc. (x)*	4,145	12,684
Applied Genetic Technologies Corp. (x)*	5,499	30,464
Aprea Therapeutics, Inc.*	1,644	63,754
Aptinyx, Inc.*	5,702	23,777
AquaBounty Technologies, Inc.*	4,015	12,928
Aravive, Inc. (x)*	2,798	32,569
Arbutus Biopharma Corp.*	12,000	21,840
Arcturus Therapeutics Holdings, Inc.*	2,982	139,379
Ardelyx, Inc.*	16,778	116,104
Aridis Pharmaceuticals, Inc. (x)*	1,447	9,536
Armata Pharmaceuticals, Inc.*	3,354	13,148
Assembly Biosciences, Inc.*	7,055	164,523
Athersys, Inc. (x)*	39,807	109,867
Atreca, Inc., Class A*	4,887	103,995
aTyr Pharma, Inc.*	2,065	9,169
Aurinia Pharmaceuticals, Inc.*	46,527	756,064
AVEO Pharmaceuticals, Inc.*	3,091	15,919
Avid Bioservices, Inc.*	12,970	85,148
Avrobio, Inc.*	7,130	124,418
Axcella Health, Inc.*	2,343	12,957
Bellicum Pharmaceuticals, Inc. (x)*	1,280	9,510
Beyondspring, Inc. (x)*	3,108	46,869
BioCryst Pharmaceuticals, Inc.*	35,466	168,995
BioSpecifics Technologies Corp.*	1,441	88,304
Bioxcel Therapeutics, Inc.*	2,434	129,026
Black Diamond Therapeutics, Inc.*	19,251	811,622
BrainStorm Cell Therapeutics, Inc. (x)*	6,138	68,807
Cabaletta Bio, Inc.*	2,953	32,896
Calithera Biosciences, Inc.*	15,073	79,585
Calyxt, Inc. (x)*	2,457	12,113
Capricor Therapeutics, Inc.*	2,663	12,250
CASI Pharmaceuticals, Inc.*	12,452	31,130
Castle Biosciences, Inc.*	19,753	744,491
Catabasis Pharmaceuticals, Inc.*	4,180	26,877
Catalyst Biosciences, Inc.*	4,020	23,597
Catalyst Pharmaceuticals, Inc.*	22,331	103,169
Celcuity, Inc.*	1,426	9,882
Celldex Therapeutics, Inc.*	4,362	56,706
Cellular Biomedicine Group, Inc.*	2,792	41,796
CEL-SCI Corp. (x)*	7,551	112,661
Celsion Corp. (x)*	5,548	20,639
Centogene NV*	932	21,324
Checkpoint Therapeutics, Inc.*	9,538	18,885
ChemoCentryx, Inc.*	8,533	490,989
Chimerix, Inc.*	11,134	34,515
Cidara Therapeutics, Inc.*	7,688	28,369
Cohbar, Inc. (m)(x)*	5,781	8,961
Coherus Biosciences, Inc.*	16,923	302,245
Concert Pharmaceuticals, Inc.*	6,598	65,650
ContraFect Corp. (x)*	3,131	20,007
Corbus Pharmaceuticals Holdings, Inc. (x)*	15,233	127,805
Corvus Pharmaceuticals, Inc.*	3,028	8,236
Crinetics Pharmaceuticals, Inc.*	6,205	108,712
CTI BioPharma Corp.*	13,249	15,369
Cue Biopharma, Inc.*	6,367	156,055
Cyclerion Therapeutics, Inc.*	5,095	30,111
CytomX Therapeutics, Inc.*	10,347	86,191
Deciphera Pharmaceuticals, Inc.*	9,092	542,974
Denali Therapeutics, Inc.*	16,926	409,271
DermTech, Inc.*	1,879	24,859
DiaMedica Therapeutics, Inc.*	2,986	20,693
Dyadic International, Inc. (x)*	4,483	38,823
Dynavax Technologies Corp. (x)*	20,658	183,236
Eidos Therapeutics, Inc.*	18,003	858,203
Eiger BioPharmaceuticals, Inc.*	5,387	51,715
Enochian Biosciences, Inc. (x)*	3,184	13,405
Entasis Therapeutics Holdings, Inc. (x)*	547	1,619
Equillium, Inc.*	1,246	3,676
Evelo Biosciences, Inc. (x)*	3,207	15,714
Exicure, Inc.*	13,605	33,196
Fennec Pharmaceuticals, Inc.*	4,972	41,516
Five Prime Therapeutics, Inc.*	6,261	38,192
Flexion Therapeutics, Inc.*	7,936	104,358
Fortress Biotech, Inc.*	13,423	35,974
Frequency Therapeutics, Inc. (x)*	6,480	150,660
Galectin Therapeutics, Inc. (x)*	8,705	26,637
Galera Therapeutics, Inc.*	1,933	13,802
Genocea Biosciences, Inc.*	4,043	9,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Genprex, Inc. (x)*	6,449	$20,250
Geron Corp. (x)*	42,499	92,648
GlycoMimetics, Inc.*	7,912	29,749
Gritstone Oncology, Inc.*	6,802	45,165
Harpoon Therapeutics, Inc.*	2,415	40,089
Homology Medicines, Inc.*	7,834	118,998
Hookipa Pharma, Inc.*	2,834	32,931
iBio, Inc. (x)*	10,984	24,384
Ideaya Biosciences, Inc.*	2,832	40,243
Idera Pharmaceuticals, Inc.*	6,481	11,601
ImmuCell Corp.*	1,094	5,153
Immunic, Inc. (x)*	823	9,975
ImmunoGen, Inc.*	39,546	181,912
Infinity Pharmaceuticals, Inc.*	7,773	7,031
Inmune Bio, Inc.*	994	5,218
Insmed, Inc.*	24,228	667,239
Intellia Therapeutics, Inc. (x)*	10,090	212,092
IVERIC bio, Inc.*	10,382	52,948
Jounce Therapeutics, Inc.*	4,092	28,235
Kadmon Holdings, Inc.*	37,127	190,090
KalVista Pharmaceuticals, Inc.*	3,116	37,704
Karuna Therapeutics, Inc.*	8,403	936,598
Keros Therapeutics, Inc.*	1,603	60,129
Kezar Life Sciences, Inc.*	5,800	30,044
Kindred Biosciences, Inc.*	8,533	38,313
Krystal Biotech, Inc.*	15,643	647,933
Kura Oncology, Inc.*	12,216	199,121
La Jolla Pharmaceutical Co. (x)*	4,109	17,504
Leap Therapeutics, Inc. (x)*	5,489	11,472
Lexicon Pharmaceuticals, Inc.*	9,672	19,296
LogicBio Therapeutics, Inc. (x)*	2,785	23,561
Lumos Pharma, Inc. (x)*	1,489	24,554
Magenta Therapeutics, Inc.*	3,819	28,681
MannKind Corp. (x)*	49,191	86,084
Marker Therapeutics, Inc. (x)*	6,696	13,861
MediciNova, Inc. (x)*	9,681	52,471
MEI Pharma, Inc.*	23,902	98,715
MeiraGTx Holdings plc*	4,712	58,994
Merrimack Pharmaceuticals, Inc.	2,320	7,726
Mersana Therapeutics, Inc.*	10,557	247,034
Millendo Therapeutics, Inc.*	4,341	7,640
Minerva Neurosciences, Inc. (x)*	7,389	26,674
Mirum Pharmaceuticals, Inc. (x)*	1,201	23,371
Molecular Templates, Inc.*	5,567	76,769
Monopar Therapeutics, Inc.*	279	2,081
Morphic Holding, Inc. (x)*	3,161	85,505
Mustang Bio, Inc.*	6,643	21,125
Myovant Sciences Ltd.*	70,853	1,460,989
NanoViricides, Inc.*	1,519	11,362
NantKwest, Inc.*	6,618	81,269
Neoleukin Therapeutics, Inc. (x)*	6,813	113,096
Neubase Therapeutics, Inc. (x)*	3,974	34,892
NeuroBo Pharmaceuticals, Inc. (x)*	949	7,639
Neurotrope, Inc.*	4,653	5,397
NextCure, Inc.*	12,279	263,262
Nymox Pharmaceutical Corp.*	8,535	30,299
Oncocyte Corp.*	9,698	18,523
OncoSec Medical, Inc.*	2,084	4,272
Oncternal Therapeutics, Inc.*	2,638	7,492
OpGen, Inc. (x)*	2,788	5,688
Organogenesis Holdings, Inc.*	4,738	18,194
Orgenesis, Inc. (x)*	4,129	25,104
Ovid therapeutics, Inc.*	9,854	72,624
Oyster Point Pharma, Inc. (x)*	1,120	32,346
PDL BioPharma, Inc.*	26,446	76,958
Pfenex, Inc.*	8,000	66,800
PhaseBio Pharmaceuticals, Inc. (x)*	3,488	16,045
Pieris Pharmaceuticals, Inc.*	11,398	35,334
PolarityTE, Inc.*	7,431	9,214
Precision BioSciences, Inc.*	10,537	87,773
Prevail Therapeutics, Inc. (x)*	3,283	48,917
Protagonist Therapeutics, Inc.*	5,186	91,585
Protara Therapeutics, Inc.*	464	13,604
Proteostasis Therapeutics, Inc. (x)*	11,274	15,445
Prothena Corp. plc*	7,062	73,869
RAPT Therapeutics, Inc. (x)*	2,541	73,740
Replimune Group, Inc.*	3,940	97,909
REVOLUTION Medicines, Inc.*	10,817	341,493
Rigel Pharmaceuticals, Inc.*	39,015	71,397
Rocket Pharmaceuticals, Inc.*	37,299	780,668
Savara, Inc.*	10,740	26,743
Scholar Rock Holding Corp.*	5,209	94,856
Selecta Biosciences, Inc. (x)*	15,474	43,946
Seres Therapeutics, Inc.*	10,045	47,814
Soleno Therapeutics, Inc. (x)*	7,415	16,461
Solid Biosciences, Inc. (x)*	5,744	16,830
Soligenix, Inc.*	5,302	11,187
Sonnet BioTherapeutics Holdings, Inc.*	1,084	3,946
Sorrento Therapeutics, Inc. (x)*	40,319	253,203
Spectrum Pharmaceuticals, Inc.*	26,589	89,871
Spero Therapeutics, Inc.*	3,291	44,527
Stoke Therapeutics, Inc.*	12,808	305,215
Surface Oncology, Inc.*	3,989	26,168
Sutro Biopharma, Inc.*	3,882	30,124
Syndax Pharmaceuticals, Inc.*	6,169	91,425
Synlogic, Inc.*	3,291	6,681
Syros Pharmaceuticals, Inc.*	9,512	101,398
TCR2 Therapeutics, Inc.*	3,797	58,322
TG Therapeutics, Inc.*	67,091	1,306,933
Turning Point Therapeutics, Inc.*	15,591	1,007,023
Twist Bioscience Corp.*	24,919	1,128,831
Tyme Technologies, Inc.*	14,497	19,281
uniQure NV*	4,992	224,940
UNITY Biotechnology, Inc. (x)*	7,646	66,367
Vaccinex, Inc. (x)*	591	2,133
Vanda Pharmaceuticals, Inc.*	12,384	141,673
Vaxart, Inc.*	10,030	88,765
VBI Vaccines, Inc.*	39,702	123,076
Veracyte, Inc.*	17,153	444,263
Verastem, Inc. (x)*	37,689	64,825
Vericel Corp.*	10,341	142,913
Viking Therapeutics, Inc. (x)*	15,058	108,568
Voyager Therapeutics, Inc.*	5,972	75,367
vTv Therapeutics, Inc., Class A (x)*	2,109	4,745
X4 Pharmaceuticals, Inc.*	3,691	34,400
XBiotech, Inc.*	3,251	44,571
XOMA Corp. (x)*	1,405	27,763
ZIOPHARM Oncology, Inc. (x)*	49,161	161,248

		25,978,684

Health Care Equipment & Supplies (8.2%)
Accuray, Inc.*	21,018	42,667
Allied Healthcare Products, Inc. (x)*	477	5,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Alphatec Holdings, Inc.*	10,329	$48,546
AngioDynamics, Inc.*	8,478	86,221
Antares Pharma, Inc.*	37,932	104,313
Apollo Endosurgery, Inc. (x)*	2,909	4,713
Apyx Medical Corp.*	7,784	43,201
Aspira Women’s Health, Inc. (x)*	10,942	42,017
Axonics Modulation Technologies, Inc. (x)*	33,444	1,174,219
Bellerophon Therapeutics, Inc.*	763	9,576
Beyond Air, Inc.*	2,865	20,771
BioLife Solutions, Inc.*	1,671	27,321
Biomerica, Inc. (x)*	1,793	12,999
BioSig Technologies, Inc. (x)*	4,840	34,848
Chembio Diagnostics, Inc. (x)*	4,311	14,011
ClearPoint Neuro, Inc.*	3,233	11,606
Co-Diagnostics, Inc. (x)*	5,939	114,920
CryoPort, Inc. (x)*	28,256	854,744
Cutera, Inc.*	3,901	47,475
CytoSorbents Corp. (x)*	7,877	77,982
Electromed, Inc.*	1,629	25,070
FONAR Corp.*	1,489	31,820
GenMark Diagnostics, Inc.*	65,910	969,536
Heska Corp.*	1,605	149,538
Inari Medical, Inc.*	16,292	789,184
IntriCon Corp.*	1,985	26,837
Invacare Corp.	7,893	50,278
iRadimed Corp.*	1,373	31,867
iRhythm Technologies, Inc.*	6,083	704,959
Lantheus Holdings, Inc.*	10,773	154,054
LeMaitre Vascular, Inc.	3,822	100,901
Meridian Bioscience, Inc.*	9,768	227,497
Microbot Medical, Inc. (x)*	1,408	9,729
Milestone Scientific, Inc.*	8,356	16,294
Misonix, Inc.*	3,380	45,867
Motus GI Holdings, Inc. (x)*	4,712	6,173
Nemaura Medical, Inc. (x)*	1,607	14,865
Neuronetics, Inc. (x)*	3,927	7,579
OrthoPediatrics Corp.*	32,044	1,402,245
PAVmed, Inc. (x)*	8,139	17,173
Pro-Dex, Inc.*	571	10,175
Pulse Biosciences, Inc. (x)*	3,123	32,667
Repro-Med Systems, Inc.*	5,623	50,495
Retractable Technologies, Inc.*	3,149	22,106
Rockwell Medical, Inc. (x)*	15,764	30,740
RTI Surgical Holdings, Inc.*	13,419	42,672
SeaSpine Holdings Corp.*	6,055	63,396
Sensus Healthcare, Inc. (x)*	2,953	9,125
Shockwave Medical, Inc.*	17,956	850,576
SI-BONE, Inc.*	5,853	93,297
Sientra, Inc. (x)*	10,897	42,171
Silk Road Medical, Inc.*	29,291	1,227,000
Soliton, Inc. (x)*	1,380	10,736
Stereotaxis, Inc.*	10,228	45,617
Strata Skin Sciences, Inc.*	4,539	5,220
Surmodics, Inc.*	3,078	133,093
Tactile Systems Technology, Inc.*	17,600	729,168
Tela Bio, Inc.*	1,277	16,550
ThermoGenesis Holdings, Inc.*	753	4,187
TransMedics Group, Inc.*	4,542	81,393
Utah Medical Products, Inc.	791	70,098
Vapotherm, Inc.*	4,423	181,299
Venus Concept, Inc.*	4,239	14,794
ViewRay, Inc.*	25,867	57,942
VolitionRX Ltd. (x)*	5,313	20,668
Zynex, Inc. (x)*	3,827	95,177

		11,499,597

Health Care Providers & Services (1.4%)
American Renal Associates Holdings, Inc.*	3,211	20,936
Apollo Medical Holdings, Inc. (x)*	2,304	38,016
Avalon GloboCare Corp.*	4,288	8,147
Catasys, Inc. (x)*	19,499	482,405
Community Health Systems, Inc.*	19,968	60,104
Cross Country Healthcare, Inc.*	8,286	51,042
Enzo Biochem, Inc.*	10,136	22,705
Exagen, Inc. (x)*	1,099	13,639
Five Star Senior Living, Inc. (x)*	4,579	17,858
Fulgent Genetics, Inc.*	2,205	35,280
Hanger, Inc.*	8,591	142,267
InfuSystem Holdings, Inc.*	3,339	38,532
Joint Corp. (The)*	3,097	47,291
Owens & Minor, Inc.	14,450	110,109
PetIQ, Inc. (x)*	4,760	165,838
Providence Service Corp. (The)*	2,798	220,790
Psychemedics Corp.	1,430	7,865
RadNet, Inc.*	9,892	156,986
Sharps Compliance Corp. (x)*	3,234	22,735
Surgery Partners, Inc.*	5,250	60,742
Triple-S Management Corp., Class B*	5,293	100,673
Viemed Healthcare, Inc.*	7,925	76,080

		1,900,040

Health Care Technology (2.0%)
Computer Programs and Systems, Inc.	2,999	68,347
Health Catalyst, Inc. (x)*	20,685	603,381
HealthStream, Inc.*	5,953	131,740
iCAD, Inc.*	4,636	46,314
Inspire Medical Systems, Inc.*	15,279	1,329,578
MTBC, Inc.*	1,548	12,833
NantHealth, Inc.*	6,474	29,651
OptimizeRx Corp. (x)*	3,336	43,468
SCWorx Corp. (r)(x)*	1,729	9,453
Simulations Plus, Inc.	9,300	556,326
Streamline Health Solutions, Inc. (x)*	5,011	6,665

		2,837,756

Life Sciences Tools & Services (1.3%)
Bioanalytical Systems, Inc. (x)*	1,797	9,129
Champions Oncology, Inc.*	1,654	15,812
ChromaDex Corp.*	9,256	42,485
Fluidigm Corp.*	16,303	65,375
Harvard Bioscience, Inc.*	8,800	27,280
NanoString Technologies, Inc.*	27,030	793,331
Personalis, Inc.*	4,518	58,598
Quanterix Corp.*	31,653	866,976

		1,878,986

Pharmaceuticals (1.6%)
AcelRx Pharmaceuticals, Inc. (x)*	18,660	22,579
Aclaris Therapeutics, Inc.*	9,723	15,751
Agile Therapeutics, Inc. (x)*	15,496	43,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
AMAG Pharmaceuticals, Inc. (x)*	7,103	$54,338
ANI Pharmaceuticals, Inc.*	2,168	70,113
Aquestive Therapeutics, Inc. (x)*	4,528	22,006
Avenue Therapeutics, Inc. (x)*	1,502	16,177
Aytu BioScience, Inc. (x)*	4,897	6,954
Baudax Bio, Inc.*	3,467	14,388
BioDelivery Sciences International, Inc.*	20,210	88,116
Cara Therapeutics, Inc. (x)*	9,469	161,920
Cassava Sciences, Inc.*	5,334	16,429
Cerecor, Inc.*	6,692	17,399
Chiasma, Inc.*	8,457	45,499
Clearside Biomedical, Inc.*	7,480	14,062
Collegium Pharmaceutical, Inc.*	7,860	137,550
CorMedix, Inc. (x)*	6,047	38,096
Cumberland Pharmaceuticals, Inc.*	1,924	6,407
Cymabay Therapeutics, Inc.*	15,930	55,596
Durect Corp.*	45,361	105,238
Eloxx Pharmaceuticals, Inc.*	6,251	18,941
Eton Pharmaceuticals, Inc. (x)*	3,460	18,857
Evofem Biosciences, Inc. (x)*	10,504	29,726
Evoke Pharma, Inc.*	5,523	19,551
Evolus, Inc. (x)*	5,153	27,311
Eyenovia, Inc. (x)*	2,955	8,392
Fulcrum Therapeutics, Inc.*	2,877	52,620
Harrow Health, Inc.*	5,230	27,248
Hoth Therapeutics, Inc.*	1,591	4,105
IMARA, Inc.*	1,138	31,443
Kala Pharmaceuticals, Inc. (x)*	9,082	95,452
Kaleido Biosciences, Inc.*	2,258	16,777
Lannett Co., Inc.*	7,422	53,884
Liquidia Technologies, Inc. (x)*	4,701	39,582
Lyra Therapeutics, Inc. (x)*	940	10,660
Mallinckrodt plc*	19,780	53,010
Marinus Pharmaceuticals, Inc.*	19,475	49,466
Menlo Therapeutics, Inc. (x)*	24,778	42,866
Ocular Therapeutix, Inc.*	11,865	98,835
Opiant Pharmaceuticals, Inc.*	768	6,874
Optinose, Inc. (x)*	7,178	53,404
Oramed Pharmaceuticals, Inc. (x)*	4,760	16,803
Osmotica Pharmaceuticals plc (x)*	2,906	19,557
Otonomy, Inc. (x)*	6,321	22,882
Paratek Pharmaceuticals, Inc.*	9,400	49,068
Provention Bio, Inc. (x)*	9,750	137,572
Pulmatrix, Inc.*	5,587	9,610
Recro Pharma, Inc.*	4,575	20,816
resTORbio, Inc.*	5,576	11,988
Satsuma Pharmaceuticals, Inc.*	2,122	61,029
scPharmaceuticals, Inc.*	1,086	7,993
SIGA Technologies, Inc.*	12,232	72,291
Strongbridge Biopharma plc*	8,221	31,075
TFF Pharmaceuticals, Inc. (x)*	2,895	16,675
Trevi Therapeutics, Inc.*	1,291	8,495
Verrica Pharmaceuticals, Inc.*	2,863	31,522
WaVe Life Sciences Ltd.*	4,724	49,177
Xeris Pharmaceuticals, Inc. (x)*	8,753	23,283
Zynerba Pharmaceuticals, Inc. (x)*	5,430	18,299

		2,318,836

Total Health Care		46,413,899

Industrials (9.4%)
Aerospace & Defense (1.1%)
AeroVironment, Inc.*	10,093	803,705
Air Industries Group (x)*	8,167	9,719
Astronics Corp.*	5,610	59,241
CPI Aerostructures, Inc.*	3,354	11,035
Ducommun, Inc.*	2,572	89,686
Innovative Solutions and Support, Inc.*	3,345	16,725
Maxar Technologies, Inc.	14,093	253,110
National Presto Industries, Inc.	1,211	105,829
Park Aerospace Corp.	4,326	48,192
Vectrus, Inc.*	2,659	130,637

		1,527,879

Air Freight & Logistics (0.1%)
Air T, Inc.*	345	3,795
Echo Global Logistics, Inc.*	6,108	132,055
Radiant Logistics, Inc.*	9,083	35,696

		171,546

Airlines (0.0%)
Mesa Air Group, Inc.*	7,285	25,060

Building Products (0.4%)
Alpha Pro Tech Ltd. (x)*	2,809	49,719
Armstrong Flooring, Inc.*	4,994	14,932
Caesarstone Ltd.	5,128	60,767
Insteel Industries, Inc.	4,259	81,219
PGT Innovations, Inc.*	13,376	209,736
Quanex Building Products Corp.	7,753	107,612

		523,985

Commercial Services & Supplies (0.5%)
Acme United Corp. (x)	538	12,363
AMREP Corp.*	802	3,617
CECO Environmental Corp.*	7,376	48,608
Charah Solutions, Inc.*	1,993	6,338
CompX International, Inc.	328	4,533
Ennis, Inc.	5,925	107,479
Heritage-Crystal Clean, Inc.*	3,541	61,826
Kimball International, Inc., Class B	8,365	96,699
NL Industries, Inc.	1,754	5,981
Odyssey Marine Exploration, Inc. (x)*	1,738	8,108
Perma-Fix Environmental Services, Inc.*	2,611	16,684
PICO Holdings, Inc.*	3,608	30,415
Quad/Graphics, Inc.	8,130	26,423
RR Donnelley & Sons Co.	17,527	20,857
SP Plus Corp.*	5,353	110,861
Team, Inc.*	7,289	40,600
Virco Mfg. Corp. (x)*	2,568	6,728
VSE Corp.	2,156	67,677

		675,797

Construction & Engineering (1.0%)
Aegion Corp.*	7,042	111,757
Ameresco, Inc., Class A*	15,010	416,978
Argan, Inc.	3,402	161,187
Concrete Pumping Holdings, Inc.*	6,384	22,216
Goldfield Corp. (The)*	5,005	18,569
Great Lakes Dredge & Dock Corp.*	14,723	136,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
HC2 Holdings, Inc. (x)*	10,325	$34,485
IES Holdings, Inc.*	1,837	42,563
Infrastructure and Energy Alternatives, Inc.*	2,912	11,590
MYR Group, Inc.*	3,773	120,396
Northwest Pipe Co.*	2,208	55,355
NV5 Global, Inc.*	2,452	124,635
Orion Group Holdings, Inc.*	6,835	21,462
Sterling Construction Co., Inc.*	6,475	67,793

		1,345,321

Electrical Equipment (0.5%)
Allied Motion Technologies, Inc.	1,712	60,434
American Superconductor Corp.*	5,157	41,926
Babcock & Wilcox Enterprises, Inc.*	5,507	12,556
Energous Corp.*	8,538	24,077
Espey Mfg. & Electronics Corp.	330	5,715
FuelCell Energy, Inc. (x)*	49,469	111,800
LSI Industries, Inc.	5,949	38,490
Orion Energy Systems, Inc.*	6,053	20,943
Powell Industries, Inc.	2,107	57,711
Preformed Line Products Co.	701	35,057
TPI Composites, Inc.*	7,007	163,754
Ultralife Corp.*	1,969	13,803
Vivint Solar, Inc. (x)*	11,448	113,335

		699,601

Machinery (4.5%)
Blue Bird Corp.*	3,646	54,654
Briggs & Stratton Corp.	10,273	13,458
Chart Industries, Inc.*	22,498	1,090,928
CIRCOR International, Inc.*	4,666	118,890
Columbus McKinnon Corp.	5,428	181,567
Commercial Vehicle Group, Inc.*	7,402	21,392
Douglas Dynamics, Inc.	5,230	183,678
Eastern Co. (The)	1,205	21,533
Energy Recovery, Inc.*	8,740	66,380
ESCO Technologies, Inc.	5,196	439,218
Evoqua Water Technologies Corp.*	53,760	999,936
ExOne Co. (The) (x)*	2,612	22,333
Federal Signal Corp.	34,733	1,032,612
Gencor Industries, Inc.*	2,002	25,305
Graham Corp.	2,237	28,499
Hurco Cos., Inc.	1,436	40,165
L B Foster Co., Class A*	2,405	30,712
Luxfer Holdings plc	6,593	93,291
Lydall, Inc.*	4,022	54,538
Manitex International, Inc. (x)*	3,450	17,147
Manitowoc Co., Inc. (The)*	7,931	86,289
Mayville Engineering Co., Inc.*	1,648	13,019
Miller Industries, Inc.	2,490	74,127
NN, Inc.	10,041	47,594
Park-Ohio Holdings Corp.	2,053	34,059
Perma-Pipe International Holdings, Inc.*	2,250	12,645
Shyft Group, Inc. (The)	30,239	509,225
SPX Corp.*	25,327	1,042,206
Taylor Devices, Inc.*	699	6,990
Titan International, Inc.	11,916	17,397
Twin Disc, Inc.*	2,445	13,545

		6,393,332

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	10,429	22,840
Genco Shipping & Trading Ltd. (x)	4,040	25,371
Pangaea Logistics Solutions Ltd.	2,697	6,770
Safe Bulkers, Inc.*	12,470	15,213
Scorpio Bulkers, Inc.	1,307	19,997

		90,191

Professional Services (0.7%)
Acacia Research Corp.*	7,785	31,841
Akerna Corp. (x)*	2,152	18,938
Barrett Business Services, Inc.	1,750	92,978
BG Staffing, Inc.	2,229	25,232
CRA International, Inc.	1,735	68,533
DLH Holdings Corp.*	1,380	10,129
Forrester Research, Inc.*	2,585	82,823
Franklin Covey Co.*	3,029	64,821
GP Strategies Corp.*	3,407	29,232
Heidrick & Struggles International, Inc.	4,420	95,560
Hill International, Inc.*	10,989	16,703
HireQuest, Inc.*	716	4,575
InnerWorkings, Inc.*	11,799	15,575
Kelly Services, Inc., Class A	7,904	125,002
Kforce, Inc.	4,616	135,018
Mastech Digital, Inc.*	923	23,933
Mistras Group, Inc.*	4,660	18,407
Red Violet, Inc. (x)*	1,482	26,142
Rekor Systems, Inc.*	2,762	11,048
Resources Connection, Inc.	7,055	84,448
Willdan Group, Inc.*	2,373	59,349

		1,040,287

Road & Rail (0.1%)
Covenant Transportation Group, Inc., Class A*	3,016	43,521
Daseke, Inc.*	10,860	42,680
HyreCar, Inc. (x)*	3,420	10,020
PAM Transportation Services, Inc.*	441	13,561
Universal Logistics Holdings, Inc.	1,821	31,649
US Xpress Enterprises, Inc., Class A*	5,285	31,710
USA Truck, Inc.*	2,008	15,562
YRC Worldwide, Inc.*	8,759	16,204

		204,907

Trading Companies & Distributors (0.4%)
Alta Equipment Group, Inc.*	3,970	30,847
BlueLinx Holdings, Inc.*	2,258	19,351
CAI International, Inc.*	3,814	63,541
DXP Enterprises, Inc.*	3,875	77,151
EVI Industries, Inc. (x)*	1,146	24,880
Foundation Building Materials, Inc.*	4,826	75,334
General Finance Corp.*	2,622	17,594
Houston Wire & Cable Co.*	3,120	7,363
Huttig Building Products, Inc.*	6,878	7,704
Lawson Products, Inc.*	1,035	33,389
Nesco Holdings, Inc.*	3,259	13,101
Titan Machinery, Inc.*	4,463	48,468
Transcat, Inc.*	1,557	40,264
Veritiv Corp.*	3,066	51,999
Willis Lease Finance Corp.*	717	17,409

		528,395

Total Industrials		13,226,301

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (18.3%)
Communications Equipment (2.3%)
Applied Optoelectronics, Inc.*	4,554	$49,502
AudioCodes Ltd.	18,143	576,766
Aviat Networks, Inc.*	1,085	19,801
BK Technologies Corp.	1,691	5,732
CalAmp Corp.*	7,803	62,502
Calix, Inc.*	129,921	1,935,823
Cambium Networks Corp.*	1,417	10,429
Clearfield, Inc.*	2,544	35,514
Communications Systems, Inc.	1,644	8,335
Comtech Telecommunications Corp.	5,622	94,956
DASAN Zhone Solutions, Inc.*	2,852	25,468
Digi International, Inc.*	6,609	76,995
EMCORE Corp.*	6,828	21,713
Genasys, Inc.*	7,569	36,785
Harmonic, Inc.*	21,780	103,455
KVH Industries, Inc.*	3,618	32,309
Lantronix, Inc.*	3,987	14,792
Network-1 Technologies, Inc.	2,706	5,858
PCTEL, Inc.*	4,060	27,121
Resonant, Inc. (x)*	11,473	26,732
Ribbon Communications, Inc.*	15,734	61,835
TESSCO Technologies, Inc.	1,663	9,147

		3,241,570

Electronic Equipment, Instruments & Components (1.7%)
Airgain, Inc.*	2,052	22,038
Akoustis Technologies, Inc. (x)*	7,146	59,240
Applied DNA Sciences, Inc.*	726	5,859
Arlo Technologies, Inc.*	18,171	46,881
Bel Fuse, Inc., Class B	2,377	25,505
Coda Octopus Group, Inc.*	1,583	8,152
CTS Corp.	7,322	146,733
Daktronics, Inc.	8,693	37,815
Frequency Electronics, Inc.*	1,363	11,940
Identiv, Inc.*	4,017	20,487
IEC Electronics Corp.*	2,096	20,184
Intellicheck, Inc.*	3,696	27,905
Iteris, Inc.*	9,168	43,594
Key Tronic Corp.*	2,420	12,705
Kimball Electronics, Inc.*	5,583	75,594
LGL Group, Inc. (The)*	854	7,259
LightPath Technologies, Inc., Class A*	5,743	19,182
Luna Innovations, Inc.*	6,680	39,011
Napco Security Technologies, Inc.*	2,692	62,966
nLight, Inc.*	35,232	784,264
PAR Technology Corp. (x)*	3,714	111,160
Perceptron, Inc.*	2,290	7,580
Powerfleet, Inc. (x)*	6,370	29,429
Research Frontiers, Inc. (x)*	6,109	24,803
RF Industries Ltd.	1,912	8,910
Richardson Electronics Ltd.	2,657	10,734
SMTC Corp.*	4,238	12,841
Vishay Precision Group, Inc.*	2,920	71,774
Wayside Technology Group, Inc.	950	24,415
Wrap Technologies, Inc. (x)*	55,216	578,664

		2,357,624

IT Services (3.2%)
American Virtual Cloud Technologies, Inc.*	1,060	3,509
Brightcove, Inc.*	8,831	69,588
Cass Information Systems, Inc.	3,308	129,111
Computer Task Group, Inc.*	3,244	13,073
CSP, Inc.	1,018	8,266
Endava plc (ADR)*	21,632	1,044,826
Grid Dynamics Holdings, Inc.*	5,011	34,576
Hackett Group, Inc. (The)	5,776	78,207
I3 Verticals, Inc., Class A*	15,477	468,179
Information Services Group, Inc.*	8,160	16,891
International Money Express, Inc.*	3,181	39,635
Limelight Networks, Inc.*	280,685	2,065,842
MoneyGram International, Inc. (x)*	14,797	47,499
Paysign, Inc. (x)*	7,161	69,533
PFSweb, Inc. (x)*	3,340	22,311
PRGX Global, Inc.*	5,246	24,656
Priority Technology Holdings, Inc.*	2,266	5,869
Research Solutions, Inc.*	2,813	6,498
ServiceSource International, Inc.*	20,253	32,000
StarTek, Inc.*	4,098	20,818
Tucows, Inc., Class A (x)*	2,148	123,124
Unisys Corp.*	14,311	156,133
Usio, Inc. (x)*	2,923	5,700

		4,485,844

Semiconductors & Semiconductor Equipment (4.1%)
Aehr Test Systems*	5,143	10,029
Alpha & Omega Semiconductor Ltd.*	4,716	51,310
Amtech Systems, Inc.*	2,781	13,543
Atomera, Inc. (x)*	3,344	30,096
AXT, Inc.*	9,013	42,902
CEVA, Inc.*	36,625	1,370,508
Cohu, Inc.	9,544	165,493
CyberOptics Corp.*	1,640	52,824
Diodes, Inc.*	9,403	476,732
DSP Group, Inc.*	5,033	79,924
Envision Solar International, Inc.*	945	9,422
Everspin Technologies, Inc.*	3,193	22,415
GSI Technology, Inc.*	3,692	26,509
Ichor Holdings Ltd.*	44,366	1,179,248
Impinj, Inc.*	18,364	504,459
inTEST Corp.*	2,614	8,809
NeoPhotonics Corp.*	11,205	99,500
NVE Corp.	1,141	70,548
PDF Solutions, Inc.*	6,688	130,817
Photronics, Inc.*	12,490	139,014
Pixelworks, Inc.*	8,758	28,288
QuickLogic Corp.*	2,044	6,255
Rambus, Inc.*	57,603	875,566
SiTime Corp.*	1,177	55,802
SMART Global Holdings, Inc.*	3,272	88,933
Ultra Clean Holdings, Inc.*	9,180	207,743

		5,746,689

Software (6.9%)
8x8, Inc.*	37,217	595,472
A10 Networks, Inc.*	14,256	97,083
Agilysys, Inc.*	41,540	745,228
American Software, Inc., Class A	6,938	109,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Asure Software, Inc.*	2,925	$18,808
AudioEye, Inc.*	1,239	12,390
Aware, Inc.*	2,795	9,168
Cerence, Inc. (x)*	55,904	2,283,119
ChannelAdvisor Corp.*	6,321	100,125
Digimarc Corp. (x)*	2,801	44,788
Digital Turbine, Inc.*	19,043	239,370
Domo, Inc., Class B*	5,906	189,996
eGain Corp.*	4,822	53,572
Finjan Holdings, Inc.*	5,383	8,290
GlobalSCAPE, Inc.	3,390	33,052
GTY Technology Holdings, Inc. (x)*	10,391	43,278
Intelligent Systems Corp.*	1,663	56,675
Issuer Direct Corp. (x)*	585	5,938
Majesco*	1,869	14,690
Mind CTI Ltd. (x)	4,641	9,746
Mitek Systems, Inc.*	6,069	58,323
MobileIron, Inc.*	22,265	109,766
OneSpan, Inc.*	7,741	216,206
Park City Group, Inc.*	2,973	12,576
Rapid7, Inc.*	8,993	458,823
Rimini Street, Inc.*	4,685	24,128
Riot Blockchain, Inc. (x)*	7,653	16,990
Rosetta Stone, Inc.*	5,400	91,044
SeaChange International, Inc. (x)*	6,711	10,134
SharpSpring, Inc.*	1,925	16,901
ShotSpotter, Inc.*	1,880	47,376
Smith Micro Software, Inc.*	7,799	34,784
Sprout Social, Inc., Class A (x)*	47,969	1,295,163
SVMK, Inc.*	52,554	1,237,121
Synacor, Inc. (x)*	7,249	8,191
Synchronoss Technologies, Inc.*	9,601	33,892
Telenav, Inc.*	67,026	367,973
Upland Software, Inc.*	24,289	844,286
Verb Technology Co., Inc.*	4,425	4,912
Veritone, Inc. (x)*	5,357	79,605
VirnetX Holding Corp. (x)	14,572	94,718
Zix Corp.*	12,735	87,871

		9,820,914

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc.	1,700	13,532
Avid Technology, Inc.*	7,349	53,427
Eastman Kodak Co. (x)*	3,857	8,601
Immersion Corp.*	4,088	25,469
Intevac, Inc.*	5,354	29,233
One Stop Systems, Inc.*	2,763	5,443
Quantum Corp.*	6,934	26,765
TransAct Technologies, Inc.	1,928	8,830

		171,300

Total Information Technology		25,823,941

Materials (1.3%)
Chemicals (0.5%)
Advanced Emissions Solutions, Inc. (x)	3,716	18,023
AgroFresh Solutions, Inc. (x)*	7,064	21,404
American Vanguard Corp.	6,599	90,802
Amyris, Inc. (x)*	16,146	68,943
FutureFuel Corp.	5,901	70,517
Hawkins, Inc.	2,249	95,762
Intrepid Potash, Inc.*	22,356	22,132
Koppers Holdings, Inc.*	4,833	91,054
LSB Industries, Inc.*	6,122	7,102
Marrone Bio Innovations, Inc.*	15,095	17,661
Northern Technologies International Corp. (x)	1,829	14,595
Rayonier Advanced Materials, Inc.*	14,647	41,158
Trecora Resources*	5,581	34,993
Tredegar Corp.	5,989	92,231

		686,377

Construction Materials (0.1%)
Forterra, Inc.*	4,431	49,450
United States Lime & Minerals, Inc.	452	38,167
US Concrete, Inc.*	3,735	92,628

		180,245

Containers & Packaging (0.2%)
Myers Industries, Inc.	8,276	120,416
Ranpak Holdings Corp.*	6,589	49,022
UFP Technologies, Inc.*	1,548	68,205

		237,643

Metals & Mining (0.3%)
Ampco-Pittsburgh Corp.*	2,463	7,561
Caledonia Mining Corp. plc (x)	2,550	44,166
Contura Energy, Inc.*	4,750	14,440
Friedman Industries, Inc.	1,482	7,484
Gold Resource Corp.	14,727	60,528
Haynes International, Inc.	2,870	67,043
Olympic Steel, Inc.	2,183	25,650
Paramount Gold Nevada Corp.*	3,682	4,566
Ramaco Resources, Inc. (x)*	2,642	5,654
Ryerson Holding Corp.*	3,929	22,120
Schnitzer Steel Industries, Inc., Class A	6,012	106,052
SunCoke Energy, Inc.	19,344	57,258
Synalloy Corp.*	1,919	14,354
TimkenSteel Corp.*	10,600	41,234
Universal Stainless & Alloy Products, Inc.*	2,093	18,000

		496,110

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	3,728	134,693
Verso Corp., Class A	8,070	96,517

		231,210

Total Materials		1,831,585

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alpine Income Property Trust, Inc. (REIT)	1,622	26,374
Bluerock Residential Growth REIT, Inc. (REIT)	5,580	45,086
Braemar Hotels & Resorts, Inc. (REIT)	7,482	21,399
BRT Apartments Corp. (REIT)	2,512	27,180
CatchMark Timber Trust, Inc. (REIT), Class A	11,280	99,828
CIM Commercial Trust Corp. (REIT)	2,587	27,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
City Office REIT, Inc. (REIT)	10,823	$108,879
Clipper Realty, Inc. (REIT)	3,499	28,342
Condor Hospitality Trust, Inc. (REIT)	1,521	6,236
CorEnergy Infrastructure Trust, Inc. (REIT)	3,301	30,204
CorePoint Lodging, Inc. (REIT)	9,454	39,801
Farmland Partners, Inc. (REIT) (x)	5,899	40,408
Front Yard Residential Corp. (REIT)	11,582	100,763
Gladstone Commercial Corp. (REIT)	7,877	147,694
Gladstone Land Corp. (REIT)	4,265	67,643
Global Medical REIT, Inc. (REIT)	9,271	105,040
Global Self Storage, Inc. (REIT) (x)	1,447	5,672
Hersha Hospitality Trust (REIT)	8,109	46,708
Jernigan Capital, Inc. (REIT)	5,057	69,180
New Senior Investment Group, Inc. (REIT)	19,573	70,854
NexPoint Residential Trust, Inc. (REIT)	4,994	176,538
One Liberty Properties, Inc. (REIT)	3,676	64,771
Pennsylvania REIT (REIT)	18,827	25,605
Plymouth Industrial REIT, Inc. (REIT)	3,394	43,443
Postal Realty Trust, Inc. (REIT), Class A	907	14,467
Preferred Apartment Communities, Inc. (REIT), Class A	11,010	83,676
Retail Value, Inc. (REIT)	3,878	47,932
Seritage Growth Properties (REIT), Class A (x)*	7,957	90,710
Sotherly Hotels, Inc. (REIT) (x)	3,461	8,687
UMH Properties, Inc. (REIT)	8,356	108,043
Urstadt Biddle Properties, Inc. (REIT), Class A	6,812	80,927
Whitestone REIT (REIT)	9,388	68,251

		1,928,229

Real Estate Management & Development (1.3%)
Altisource Portfolio Solutions SA*	1,121	16,523
American Realty Investors, Inc.*	273	2,454
CTO Realty Growth, Inc.	1,042	41,159
eXp World Holdings, Inc. (x)*	5,494	93,673
Forestar Group, Inc.*	3,807	57,410
FRP Holdings, Inc.*	1,515	61,479
Griffin Industrial Realty, Inc.	595	32,231
InterGroup Corp. (The)*	111	2,950
JW Mays, Inc.*	85	1,793
Maui Land & Pineapple Co., Inc.*	1,531	16,994
Rafael Holdings, Inc., Class B*	2,153	30,939
Redfin Corp.*	32,016	1,341,791
Stratus Properties, Inc.*	1,374	27,219
Tejon Ranch Co.*	4,734	68,170
Transcontinental Realty Investors, Inc.*	326	9,786
Trinity Place Holdings, Inc. (x)*	3,486	4,811

		1,809,382

Total Real Estate		3,737,611

Utilities (0.5%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	3,110	22,890
Spark Energy, Inc., Class A	2,949	20,849

		43,739

Gas Utilities (0.0%)
RGC Resources, Inc.	1,713	41,403

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp.*	21,201	42,402

Multi-Utilities (0.1%)
Unitil Corp.	3,414	153,016

Water Utilities (0.3%)
Artesian Resources Corp., Class A	1,805	65,503
Cadiz, Inc. (x)*	4,548	46,208
Consolidated Water Co. Ltd.	3,258	47,013
Global Water Resources, Inc.	2,835	29,881
Pure Cycle Corp.*	4,241	38,975
York Water Co. (The)	2,961	142,009

		369,589

Total Utilities		650,149

Total Common Stocks (96.6%) (Cost $127,187,376)		136,364,386

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
SRAX, Inc. (r)(x)*	1,616	—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
OncoMed Pharmaceuticals, Inc., CVR (r)*	8,942	921
Oncternal Therapeutics, Inc., CVR (r)*	131	—

Total Health Care		921

Total Rights (0.0%) (Cost $—)		921

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	9,987	9,995

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.7%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $17,509, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $17,859. (xx)	$17,509	17,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $7,004, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $7,144. (xx)	$7,004	$7,004
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $300,003, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $333,361. (xx)	300,000	300,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $3,384,257, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $3,451,936. (xx)	3,384,251	3,384,251
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $3,400,185, collateralized by various Common Stocks; total market value $3,778,538. (xx)	3,400,000	3,400,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $800,004, collateralized by various Common Stocks; total market value $889,035. (xx)	800,000	800,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $3,000,047, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $3,060,000. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		10,908,764

Total Short-Term Investments (7.7%) (Cost $10,918,760)		10,918,759

Total Investments in Securities (104.3%) (Cost $138,106,136)		147,284,066
Other Assets Less Liabilities (-4.3%)		(6,057,283)

Net Assets (100%)		$141,226,783

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $68,487 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $13,074,606. This was collateralized by $2,300,172 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $10,908,764 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini Russell 2000 Equity Index	17	9/2020	USD	122,196	3,359
Russell 2000 E-Mini Index	8	9/2020	USD	575,040	5,924

					9,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Communication Services	$4,689,304	$—	$—		$4,689,304
Consumer Discretionary	18,546,090	105,800	—		18,651,890
Consumer Staples	2,467,654	—	—		2,467,654
Energy	2,065,365	—	—		2,065,365
Financials	16,806,687	—	—		16,806,687
Health Care	46,404,446	—	9,453		46,413,899
Industrials	13,226,301	—	—		13,226,301
Information Technology	25,823,941	—	—		25,823,941
Materials	1,824,024	7,561	—		1,831,585
Real Estate	3,705,380	32,231	—		3,737,611
Utilities	650,149	—	—		650,149
Futures	9,283	—	—		9,283
Rights
Communication Services	—	—	—	(b)	—	(b)
Health Care	—	—	921		921
Short-Term Investments
Investment Company	9,995	—	—		9,995
Repurchase Agreements	—	10,908,764	—		10,908,764

Total Assets	$136,228,619	$11,054,356	$10,374		$147,293,349

Total Liabilities	$—	$—	$—		$—

Total	$136,228,619	$11,054,356	$10,374		$147,293,349

(a)	A security with a market value of $9,453 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$9,283	*

Total		$9,283

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(196,786)	$(196,786)

Total	$(196,786)	$(196,786)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,164	$7,164

Total	$7,164	$7,164

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $623,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$80,014,602
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 14%)*	$103,089,278

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,397,200
Aggregate gross unrealized depreciation	(19,613,965)

Net unrealized appreciation	$8,783,235

Federal income tax cost of investments in securities and derivative instruments, if applicable	$138,510,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $127,197,372)	$136,375,302
Repurchase Agreements (Cost $10,908,764)	10,908,764
Cash	2,666,047
Cash held as collateral at broker for futures	63,200
Receivable for securities sold	3,163,395
Securities lending income receivable	41,700
Dividends, interest and other receivables	37,154
Due from broker for futures variation margin	6,895
Other assets	1,796

Total assets	153,264,253

LIABILITIES
Payable for return of collateral on securities loaned	10,908,763
Payable for securities purchased	839,326
Due to Custodian	81,906
Payable for Portfolio shares redeemed	72,928
Investment management fees payable	71,292
Administrative fees payable	14,381
Distribution fees payable – Class IB	378
Accrued expenses	48,496

Total liabilities	12,037,470

NET ASSETS	$141,226,783

Net assets were comprised of:
Paid in capital	$119,155,302
Total distributable earnings (loss)	22,071,481

Net assets	$141,226,783

Class IB
Net asset value, offering and redemption price per share, $1,904,567 / 180,361 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.56

Class K
Net asset value, offering and redemption price per share, $139,322,216 / 13,148,360 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.60

(x)	Includes value of securities on loan of $13,074,606.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $208 foreign withholding tax)	$540,375
Interest	9,183
Securities lending (net)	247,116

Total income	796,674

EXPENSES
Investment management fees	608,903
Administrative fees	88,372
Custodian fees	49,831
Professional fees	26,672
Printing and mailing expenses	14,835
Trustees’ fees	2,326
Distribution fees – Class IB	1,919
Miscellaneous	1,135

Gross expenses	793,993
Less: Waiver from investment manager	(147,316)

Net expenses	646,677

NET INVESTMENT INCOME (LOSS)	149,997

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,346,914
Futures contracts	(196,786)

Net realized gain (loss)	11,150,128

Change in unrealized appreciation (depreciation) on:
Investments in securities	(6,714,429)
Futures contracts	7,164

Net change in unrealized appreciation (depreciation)	(6,707,265)

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,442,863

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,592,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$149,997	$357,900
Net realized gain (loss)	11,150,128	16,948,122
Net change in unrealized appreciation (depreciation)	(6,707,265)	20,090,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,592,860	37,396,183

Distributions to shareholders:
Class IB	—	(128,938)
Class K	—	(14,914,379)

Total distributions to shareholders	—	(15,043,317)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [58,266 and 105,446 shares, respectively]	552,639	1,116,425
Capital shares issued in reinvestment of dividends and distributions [0 and 12,580 shares, respectively]	—	128,938
Capital shares repurchased [(12,674) and (19,554) shares, respectively]	(128,374)	(208,022)

Total Class IB transactions	424,265	1,037,341

Class K
Capital shares sold [2,391,456 and 297,766 shares, respectively]	19,123,226	3,204,137
Capital shares issued in reinvestment of dividends and distributions [0 and 1,452,124 shares, respectively]	—	14,914,379
Capital shares repurchased [(4,062,728) and (1,380,493) shares, respectively]	(40,174,117)	(14,496,046)

Total Class K transactions	(21,050,891)	3,622,470

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,626,626)	4,659,811

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,033,766)	27,012,677
NET ASSETS:
Beginning of period	157,260,549	130,247,872

End of period	$141,226,783	$157,260,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡
			2019	2018	2017	2016
Net asset value, beginning of period	$10.49		$8.97	$11.53	$9.91	$8.95	$10.96		$10.76

Income (loss) from investment operations:
Net investment income (loss) (e)	—		0.01	— #	(0.01)	(0.02)	(0.04)		(0.01)
Net realized and unrealized gain (loss)	0.07		2.59	(0.44)	2.51	0.98	(0.77)		0.74

Total from investment operations	0.07		2.60	(0.44)	2.50	0.96	(0.81)		0.73

Less distributions:
Dividends from net investment income	—		— #	—	— #	—	—		—
Distributions from net realized gains	—		(1.08)	(2.11)	(0.88)	—	(1.20)		—
Return of capital	—		—	(0.01)	—	—	—		—

Total dividends and distributions	—		(1.08)	(2.12)	(0.88)	—	(1.20)		—

Net asset value, end of period	$10.56		$10.49	$8.97	$11.53	$9.91	$8.95		$11.49

Total return (b)	0.67%		29.32%	(4.75)%	25.59%	10.73%	(7.42)%		6.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,905		$1,414	$326	$129	$103	$93		$—
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.15%	1.15%	1.15%	1.25%	1.30%		1.30%
Before waivers and reimbursements (a)(f)	1.36%		1.36%	1.33%	1.35%	1.38%	1.35%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.04)%		0.05%	(0.01)%	(0.08)%	(0.26)%	(0.56	)%(l)	(0.41	)%(l)
Before waivers and reimbursements (a)(f)	(0.25)%		(0.16)%	(0.19)%	(0.28)%	(0.40)%	(0.61	)%(l)	(0.44	)%(l)
Portfolio turnover rate^	56	%(z)	69%	60%	58%	103%	123%		123%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.52		$8.99	$11.57	$9.94	$8.97	$10.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.03	0.03	0.02	— #	(0.03)
Net realized and unrealized gain (loss)	0.07		2.61	(0.46)	2.52	0.99	(0.57)

Total from investment operations	0.08		2.64	(0.43)	2.54	0.99	(0.60)

Less distributions:
Dividends from net investment income	—		(0.03)	(0.03)	(0.03)	(0.01)	—
Distributions from net realized gains	—		(1.08)	(2.11)	(0.88)	—	(1.20)
Return of capital	—		—	(0.01)	—	(0.01)	—

Total dividends and distributions	—		(1.11)	(2.15)	(0.91)	(0.02)	(1.20)

Net asset value, end of period	$10.60		$10.52	$8.99	$11.57	$9.94	$8.97

Total return (b)	0.76%		29.67%	(4.68)%	25.90%	11.00%	(5.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$139,322		$155,846	$129,922	$145,266	$125,290	$121,451
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.90%	0.90%	1.00%	1.05%
Before waivers and reimbursements (a)(f)	1.11%		1.10%	1.08%	1.10%	1.13%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.21%		0.24%	0.23%	0.17%	(0.01)%	(0.29)%
Before waivers and reimbursements (a)(f)	0.01%		0.04%	0.05%	(0.04)%	(0.15)%	(0.33)%
Portfolio turnover rate^	56	%(z)	69%	60%	58%	103%	123%
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Energy	55.5%
Materials	41.9
Consumer Staples	2.3
Repurchase Agreements	0.0 #
Cash and Other	0.3

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$728.81	$3.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class K
Actual	1,000.00	730.12	2.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (4.1%)
Fertilizers & Agricultural Chemicals (4.1%)
CF Industries Holdings, Inc.	1,535	$43,195
Corteva, Inc.	5,357	143,514
FMC Corp.	932	92,846
ICL Group Ltd.	4,869	14,494
Mosaic Co. (The)	2,554	31,950
Nutrien Ltd.	4,083	131,188
Yara International ASA	1,257	43,672

Total Chemicals		500,859

Food Products (2.3%)
Agricultural Products (2.3%)
Archer-Daniels-Midland Co.	3,984	158,962
Bunge Ltd.	1,007	41,418
Ingredion, Inc.	475	39,425
Wilmar International Ltd.	13,635	40,159

Total Food Products		279,964

Metals & Mining (35.3%)
Aluminum (0.2%)
Norsk Hydro ASA*	9,546	26,405

Copper (1.7%)
Antofagasta plc	2,799	32,461
First Quantum Minerals Ltd.	4,159	33,147
Freeport-McMoRan, Inc.	10,299	119,159
Lundin Mining Corp.	4,675	25,069

		209,836

Diversified Metals & Mining (16.3%)
Anglo American plc	8,723	201,632
BHP Group Ltd.	20,958	520,110
BHP Group plc	15,026	308,479
Boliden AB	1,942	44,108
Glencore plc*	70,934	150,142
Mitsubishi Materials Corp.	794	16,757
Rio Tinto Ltd.	2,650	179,692
Rio Tinto plc	7,980	449,034
South32 Ltd.	34,779	49,247
Sumitomo Metal Mining Co. Ltd.	1,649	46,043
Teck Resources Ltd., Class B	3,447	36,105

		2,001,349

Gold (12.8%)
Agnico Eagle Mines Ltd.	1,714	109,751
B2Gold Corp.	7,360	41,853
Barrick Gold Corp.	12,649	340,357
Evolution Mining Ltd.	11,493	45,947
Franco-Nevada Corp.	1,347	188,169
Kinross Gold Corp.*	8,900	64,246
Kirkland Lake Gold Ltd.	1,935	79,675
Newcrest Mining Ltd.	5,735	127,863
Newmont Corp. (London Stock Exchange)	3,383	208,866
Newmont Corp. (Toronto Stock Exchange)	2,363	145,999
Northern Star Resources Ltd.	5,253	50,001
Wheaton Precious Metals Corp.	3,201	140,786
Yamana Gold, Inc.	6,755	36,721

		1,580,234

Silver (0.4%)
Pan American Silver Corp.	1,491	45,281

Steel (3.9%)
ArcelorMittal SA*	5,088	53,425
BlueScope Steel Ltd.	3,588	29,101
Evraz plc	3,358	11,972
Fortescue Metals Group Ltd.	12,017	115,306
Hitachi Metals Ltd.	1,522	18,121
JFE Holdings, Inc.	3,489	24,990
Maruichi Steel Tube Ltd.	396	9,836
Nippon Steel Corp.	5,734	53,927
Nucor Corp.	2,145	88,824
Steel Dynamics, Inc.	1,516	39,552
thyssenkrupp AG*	2,872	20,311
voestalpine AG (x)	824	17,703

		483,068

Total Metals & Mining		4,346,173

Oil, Gas & Consumable Fuels (55.5%)
Coal & Consumable Fuels (0.3%)
Cameco Corp.	2,810	28,812
Washington H Soul Pattinson & Co. Ltd. (x)	755	10,238

		39,050

Integrated Oil & Gas (44.5%)
BP plc	144,088	547,595
Cenovus Energy, Inc.	7,413	34,673
Chevron Corp.	13,371	1,193,094
Eni SpA	18,057	171,944
Equinor ASA	7,109	101,099
Exxon Mobil Corp.	30,109	1,346,475
Galp Energia SGPS SA	3,558	41,100
Imperial Oil Ltd.	1,837	29,552
Occidental Petroleum Corp.	6,346	116,132
OMV AG*	1,046	34,924
Origin Energy Ltd.	12,501	50,640
Repsol SA	10,005	87,318
Royal Dutch Shell plc, Class A	29,282	465,944
Royal Dutch Shell plc, Class B	26,494	400,910
Suncor Energy, Inc.	10,906	183,882
TOTAL SA (x)	17,585	669,806

		5,475,088

Oil & Gas Exploration & Production (10.7%)
Cabot Oil & Gas Corp.	2,830	48,619
Canadian Natural Resources Ltd.	8,396	145,644
Concho Resources, Inc.	1,411	72,667
ConocoPhillips	7,692	323,218
Diamondback Energy, Inc.	1,126	47,089
EOG Resources, Inc.	4,139	209,682
Hess Corp.	1,967	101,910
Inpex Corp.	7,266	44,984
Lundin Energy AB	1,320	31,763
Oil Search Ltd.	14,006	30,843
Pioneer Natural Resources Co.	1,186	115,872
Santos Ltd.	12,568	46,211
Woodside Petroleum Ltd.	6,683	100,437

		1,318,939

Total Oil, Gas & Consumable Fuels		6,833,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (2.5%)
Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B*	4,301	$51,075

Paper Products (2.1%)
Mondi plc	3,447	64,410
Oji Holdings Corp.	6,120	28,431
Stora Enso OYJ, Class R	4,130	49,251
UPM-Kymmene OYJ	3,789	109,343

		251,435

Total Paper & Forest Products		302,510

Total Common Stocks (99.7%) (Cost $17,452,124)		12,262,583

	Number of Rights	Value (Note 1)
RIGHTS:
Oil, Gas & Consumable Fuels (0.0%)
Integrated Oil & Gas (0.0%)
Repsol SA, expiring 7/6/20 (Cost $5,295)*	10,005	4,870

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $289, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $295. (xx)	$289	289
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $116, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $118. (xx)	$116	116
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,023, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $1,043. (xx)	1,023	1,023

Total Repurchase Agreements		1,428

Total Short-Term Investments (0.0%) (Cost $1,428)		1,428

Total Investments in Securities (99.7%) (Cost $17,458,847)		12,268,881
Other Assets Less Liabilities (0.3%)		34,699

Net Assets (100%)		$12,303,580

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $618,102. This was collateralized by $660,186 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 7/2/20 - 5/15/49 and by cash of $1,428 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	18.4%
Austria	0.4
Brazil	1.1
Canada	12.2
Chile	0.5
China	0.3
Finland	1.3
France	5.4
Germany	0.2
Israel	0.1
Italy	1.4
Japan	2.0
Luxembourg	0.4
Netherlands	7.1
Norway	1.4
Portugal	0.3
Russia	0.1
South Africa	1.6
Spain	0.8
Sweden	1.0
United Kingdom	5.0
United States	38.4
Zambia	0.3
Cash and Other	0.3

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$239,805	$40,159	$—	$279,964
Energy	3,997,321	2,835,756	—	6,833,077
Materials	2,186,253	2,963,289	—	5,149,542
Rights
Energy	—	4,870	—	4,870
Short-Term Investments
Repurchase Agreements	—	1,428	—	1,428

Total Assets	$6,423,379	$5,845,502	$—	$12,268,881

Total Liabilities	$—	$—	$—	$—

Total	$6,423,379	$5,845,502	$—	$12,268,881

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,515,323
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,668,571

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,174,925
Aggregate gross unrealized depreciation	(6,528,079)

Net unrealized depreciation	$(5,353,154)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,622,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $17,457,419)	$12,267,453
Repurchase Agreements (Cost $1,428)	1,428
Cash	52,802
Foreign cash (Cost $19,390)	19,409
Dividends, interest and other receivables	23,941
Receivable from investment manager	3,761
Securities lending income receivable	58
Other assets	412

Total assets	12,369,264

LIABILITIES
Payable for Portfolio shares redeemed	17,636
Payable for return of collateral on securities loaned	1,428
Distribution fees payable – Class IB	1,077
Accrued expenses	45,543

Total liabilities	65,684

NET ASSETS	$12,303,580

Net assets were comprised of:
Paid in capital	$21,021,032
Total distributable earnings (loss)	(8,717,452)

Net assets	$12,303,580

Class IB
Net asset value, offering and redemption price per share, $5,102,747 / 912,368 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.59

Class K
Net asset value, offering and redemption price per share, $7,200,833 / 1,286,204 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.60

(x)	Includes value of securities on loan of $618,102.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $18,402 foreign withholding tax)	$399,113
Interest	289
Securities lending (net)	1,034

Total income	400,436

EXPENSES
Investment management fees	38,720
Custodian fees	26,852
Professional fees	23,809
Printing and mailing expenses	10,154
Administrative fees	7,392
Distribution fees – Class IB	6,660
Trustees’ fees	271
Miscellaneous	4,036

Gross expenses	117,894
Less: Waiver from investment manager	(46,112)
Reimbursement from investment manager	(14,901)

Net expenses	56,881

NET INVESTMENT INCOME (LOSS)	343,555

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,602,740)
Foreign currency transactions	(11,522)

Net realized gain (loss)	(1,614,262)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,366,533)
Foreign currency translations	(308)

Net change in unrealized appreciation (depreciation)	(4,366,841)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,981,103)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,637,548)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$343,555	$1,044,459
Net realized gain (loss)	(1,614,262)	(428,943)
Net change in unrealized appreciation (depreciation)	(4,366,841)	1,485,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,637,548)	2,101,174

Distributions to shareholders:
Class IB	—	(335,580)
Class K	—	(712,386)

Total distributions to shareholders	—	(1,047,966)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [139,462 and 266,330 shares, respectively]	750,339	2,088,904
Capital shares issued in reinvestment of dividends [0 and 45,079 shares, respectively]	—	335,580
Capital shares repurchased [(149,157) and (193,779) shares, respectively]	(894,868)	(1,478,561)

Total Class IB transactions	(144,529)	945,923

Class K
Capital shares sold [183,774 and 208,157 shares, respectively]	961,571	1,606,253
Capital shares issued in reinvestment of dividends [0 and 95,729 shares, respectively]	—	712,386
Capital shares repurchased [(768,476) and (148,914) shares, respectively]	(4,303,888)	(1,166,953)

Total Class K transactions	(3,342,317)	1,151,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,486,846)	2,097,609

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,124,394)	3,150,817
NET ASSETS:
Beginning of period	21,427,974	18,277,157

End of period	$12,303,580	$21,427,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018	2017	2016	2015
Net asset value, beginning of period	$7.67		$7.25		$8.69	$7.95	$6.27	$8.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.39	#	0.22	0.19	0.17	0.24
Net realized and unrealized gain (loss)	(2.20)		0.41		(1.44)	0.76	1.68	(2.51)

Total from investment operations	(2.08)		0.80		(1.22)	0.95	1.85	(2.27)

Less distributions:
Dividends from net investment income	—		(0.38)		(0.22)	(0.21)	(0.17)	(0.23)

Net asset value, end of period	$5.59		$7.67		$7.25	$8.69	$7.95	$6.27

Total return (b)	(27.12)%		11.20%		(14.14)%	12.10%	29.48%	(25.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,103		$7,075		$5,834	$6,284	$5,680	$2,097
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%		0.90%	0.90%	0.90%	0.93%
Before waivers and reimbursements (a)(f)	1.70%		1.57%		1.46%	1.52%	1.61%	1.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.21%		5.04	%(g)	2.54%	2.41%	2.32%	3.01%
Before waivers and reimbursements (a)(f)	3.41%		4.37	%(g)	1.98%	1.79%	1.62%	2.11%
Portfolio turnover rate^	10	%(z)	10%		10%	13%	18%	56%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018	2017	2016	2015
Net asset value, beginning of period	$7.67		$7.25		$8.69	$7.95	$6.27	$8.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.41	#	0.24	0.21	0.19	0.26
Net realized and unrealized gain (loss)	(2.20)		0.41		(1.44)	0.76	1.68	(2.51)

Total from investment operations	(2.07)		0.82		(1.20)	0.97	1.87	(2.25)

Less distributions:
Dividends from net investment income	—		(0.40)		(0.24)	(0.23)	(0.19)	(0.25)

Net asset value, end of period	$5.60		$7.67		$7.25	$8.69	$7.95	$6.27

Total return (b)	(26.99)%		11.48%		(13.90)%	12.36%	29.81%	(25.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,201		$14,353		$12,443	$16,359	$17,352	$13,197
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%		0.65%	0.65%	0.65%	0.68%
Before waivers and reimbursements (a)(f)	1.44%		1.32%		1.20%	1.28%	1.35%	1.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.57%		5.19	%(g)	2.79%	2.66%	2.68%	3.33%
Before waivers and reimbursements (a)(f)	3.78%		4.52	%(g)	2.24%	2.03%	1.97%	2.38%
Portfolio turnover rate^	10	%(z)	10%		10%	13%	18%	56%
#	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.28 and $0.29 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.52% lower.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Real Estate	98.6%
Repurchase Agreements	1.5
Exchange Traded Funds	0.7
Health Care	0.1
Closed End Funds	0.1
Consumer Discretionary	0.1
Cash and Other	(1.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$788.43	$4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class K
Actual	1,000.00	789.16	2.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (79.1%)
Diversified REITs (8.2%)
Activia Properties, Inc. (REIT) (x)	14	$48,760
American Assets Trust, Inc. (REIT)	991	27,589
Armada Hoffler Properties, Inc. (REIT)	1,150	11,443
Artis REIT (REIT) (x)	2,456	13,659
BMO Real Estate Investments Ltd. (REIT)	4,965	3,446
Charter Hall Long Wale REIT (REIT)	8,960	26,775
Cofinimmo SA (REIT)	530	72,813
Colony Capital, Inc. (REIT)	10,008	24,019
Cominar REIT (REIT) (x)	3,456	20,824
Custodian Reit plc (REIT)	8,022	9,029
Daiwa House REIT Investment Corp. (REIT)	42	98,918
Empire State Realty Trust, Inc. (REIT), Class A	3,004	21,028
Essential Properties Realty Trust, Inc. (REIT)	1,870	27,751
Gecina SA (REIT)	1,067	131,713
Global Net Lease, Inc. (REIT)	1,826	30,549
Goodman Property Trust (REIT)	22,650	29,795
GPT Group (The) (REIT)	40,583	117,324
H&R REIT (REIT) (x)	5,831	41,920
Hulic Reit, Inc. (REIT)	24	29,840
Icade (REIT)	646	44,945
Kenedix Office Investment Corp. (REIT)	8	44,956
Land Securities Group plc (REIT)	14,832	101,495
Lar Espana Real Estate SOCIMI SA (REIT)	1,259	6,568
Leasinvest Real Estate SCA (REIT)	14	1,444
LondonMetric Property plc (REIT)	18,251	47,593
LXI REIT plc (REIT) (m)	10,836	15,210
Merlin Properties SOCIMI SA (REIT)	6,926	57,368
Mirvac Group (REIT)	81,818	123,157
NIPPON REIT Investment Corp. (REIT)	9	29,299
Nomura Real Estate Master Fund, Inc. (REIT)	93	111,700
Premier Investment Corp. (REIT)	26	28,896
PS Business Parks, Inc. (REIT)	423	56,005
RDI REIT plc (REIT)	5,268	5,384
Schroder REIT Ltd. (REIT)	10,743	4,025
Sekisui House Reit, Inc. (REIT)	83	53,677
Standard Life Investment Property Income Trust Ltd. (REIT)	8,441	6,339
Stockland (REIT)	49,595	113,917
STORE Capital Corp. (REIT)	4,644	110,574
Suntec REIT (REIT)	42,849	43,476
Tokyu REIT, Inc. (REIT)	18	24,584
United Urban Investment Corp. (REIT)	61	65,590
VEREIT, Inc. (REIT)	22,388	143,955
Washington REIT (REIT)	1,700	37,740
WP Carey, Inc. (REIT)	3,570	241,511

		2,306,603

Health Care REITs (7.5%)
Aedifica SA (REIT)	564	61,583
Assura plc (REIT)	54,346	52,866
CareTrust REIT, Inc. (REIT)	1,931	33,136
Community Healthcare Trust, Inc. (REIT)	400	16,360
Diversified Healthcare Trust (REIT)	4,876	21,576
Healthcare Realty Trust, Inc. (REIT)	2,755	80,694
Healthcare Trust of America, Inc. (REIT), Class A	4,480	118,810
Healthpeak Properties, Inc. (REIT)	11,182	308,176
Impact Healthcare Reit plc (REIT) (m)	4,890	5,802
LTC Properties, Inc. (REIT)	777	29,270
Medical Properties Trust, Inc. (REIT)	10,758	202,250
National Health Investors, Inc. (REIT)	876	53,191
NorthWest Healthcare Properties REIT (REIT)	3,081	24,510
Omega Healthcare Investors, Inc. (REIT)	4,625	137,501
Physicians Realty Trust (REIT)	4,155	72,796
Primary Health Properties plc (REIT)	24,957	48,383
Sabra Health Care REIT, Inc. (REIT)	4,196	60,548
Target Healthcare REIT plc (REIT)	9,498	12,986
Universal Health Realty Income Trust (REIT)	290	23,052
Ventas, Inc. (REIT)	7,740	283,439
Welltower, Inc. (REIT)	8,697	450,070

		2,096,999

Hotel & Resort REITs (2.0%)
Apple Hospitality REIT, Inc. (REIT)	4,326	41,789
Ascott Residence Trust (REIT)	36,950	26,751
CDL Hospitality Trusts (REIT)	16,358	12,095
DiamondRock Hospitality Co. (REIT)	4,098	22,662
Host Hotels & Resorts, Inc. (REIT)	14,481	156,250
Invincible Investment Corp. (REIT)	101	26,087
Japan Hotel REIT Investment Corp. (REIT)	92	38,033
Park Hotels & Resorts, Inc. (REIT)	4,927	48,728
Pebblebrook Hotel Trust (REIT)	2,675	36,541
RLJ Lodging Trust (REIT)	3,381	31,917
Ryman Hospitality Properties, Inc. (REIT)	1,048	36,261
Service Properties Trust (REIT)	3,349	23,744
Summit Hotel Properties, Inc. (REIT)	2,129	12,625
Sunstone Hotel Investors, Inc. (REIT)	4,400	35,860
Xenia Hotels & Resorts, Inc. (REIT)	2,313	21,580

		570,923

Industrial REITs (13.5%)
Aberdeen Standard European Logistics Income plc (REIT) (m)	4,600	5,981
Americold Realty Trust (REIT)	4,137	150,173
Ascendas REIT (REIT)	61,142	139,398
Dream Industrial REIT (REIT)	3,130	24,623
Duke Realty Corp. (REIT)	7,641	270,415
EastGroup Properties, Inc. (REIT)	809	95,955
First Industrial Realty Trust, Inc. (REIT)	2,606	100,175
Frasers Logistics & Commercial Trust (REIT) (m)	51,807	44,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
GLP J-Reit (REIT)	75	$108,908
Granite REIT (REIT)	1,147	59,192
Industrial & Infrastructure Fund Investment Corp. (REIT)	35	56,355
Industrial Logistics Properties Trust (REIT)	1,320	27,126
Innovative Industrial Properties, Inc. (REIT) (x)	350	30,807
Japan Logistics Fund, Inc. (REIT)	18	48,867
LaSalle Logiport REIT (REIT)	28	43,180
Lexington Realty Trust (REIT)	5,278	55,683
Mapletree Industrial Trust (REIT)	31,921	66,338
Mapletree Logistics Trust (REIT)	52,979	73,920
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	6	22,075
Mitsui Fudosan Logistics Park, Inc. (REIT)	9	40,103
Monmouth Real Estate Investment Corp. (REIT)	1,932	27,995
Montea C.V.A (REIT)	274	27,435
Nippon Prologis REIT, Inc. (REIT)	44	133,724
Prologis, Inc. (REIT)	15,310	1,428,882
Rexford Industrial Realty, Inc. (REIT)	2,420	100,261
Segro plc (REIT)	24,753	274,200
STAG Industrial, Inc. (REIT)	3,085	90,452
Summit Industrial Income REIT (REIT)	2,590	21,844
Terreno Realty Corp. (REIT)	1,366	71,906
Tritax Big Box REIT plc (REIT)	35,483	63,697
Warehouses De Pauw CVA (CVA) (REIT)	2,751	75,013
WPT Industrial REIT (REIT)	1,114	14,371

		3,793,800

Office REITs (11.8%)
Alexandria Real Estate Equities, Inc. (REIT)	2,603	422,337
Allied Properties REIT (REIT)	2,545	76,785
alstria office REIT-AG (REIT)	3,670	54,667
Befimmo SA (REIT)	445	19,908
Boston Properties, Inc. (REIT)	3,255	294,187
Brandywine Realty Trust (REIT)	3,462	37,701
CapitaLand Commercial Trust (REIT)	56,700	68,928
Champion REIT (REIT)	41,003	21,292
Columbia Property Trust, Inc. (REIT)	2,331	30,629
Corporate Office Properties Trust (REIT)	2,306	58,434
Cousins Properties, Inc. (REIT)	3,029	90,355
Covivio (REIT)	966	69,912
Cromwell Property Group (REIT)	50,078	31,355
Daiwa Office Investment Corp. (REIT)	6	33,210
Derwent London plc (REIT)	2,114	72,643
Dexus (REIT)	22,715	144,754
Douglas Emmett, Inc. (REIT)	3,409	104,520
Dream Office REIT (REIT)	902	13,634
Easterly Government Properties, Inc. (REIT)	1,555	35,952
Equity Commonwealth (REIT)	2,414	77,731
Franklin Street Properties Corp. (REIT)	2,135	10,867
Global One Real Estate Investment Corp. (REIT)	20	18,522
Great Portland Estates plc (REIT)	5,285	41,356
Hibernia REIT plc (London Stock Exchange) (REIT)	10,301	12,983
Hibernia REIT plc (Turquoise Stock Exchange) (REIT)	3,963	4,985
Highwoods Properties, Inc. (REIT)	2,117	79,028
Hudson Pacific Properties, Inc. (REIT)	3,097	77,920
Ichigo Office REIT Investment Corp. (REIT)	24	16,777
Inmobiliaria Colonial SOCIMI SA (REIT)*	6,747	59,338
Intervest Offices & Warehouses NV (REIT)	432	11,080
Invesco Office J-Reit, Inc. (REIT)	180	23,474
Japan Excellent, Inc. (REIT)	25	29,033
Japan Prime Realty Investment Corp. (REIT)	18	53,051
Japan Real Estate Investment Corp. (REIT)	27	138,486
JBG SMITH Properties (REIT)	2,493	73,718
Keppel REIT (REIT)	40,812	32,291
Kilroy Realty Corp. (REIT)	2,363	138,708
Mack-Cali Realty Corp. (REIT)	1,866	28,531
Manulife US REIT (REIT) (m)	29,600	22,567
MCUBS MidCity Investment Corp. (REIT)	34	24,678
Mori Hills REIT Investment Corp. (REIT)	32	40,437
Mori Trust Sogo Reit, Inc. (REIT)	20	24,632
Nippon Building Fund, Inc. (REIT) (x)	27	153,691
NSI NV (REIT)	383	14,816
Office Properties Income Trust (REIT)	954	24,775
Orix JREIT, Inc. (REIT)	54	70,868
Paramount Group, Inc. (REIT)	3,887	29,969
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,586	42,953
Precinct Properties New Zealand Ltd. (REIT)	21,950	22,391
Regional REIT Ltd. (REIT) (m)	7,610	6,688
SL Green Realty Corp. (REIT)	1,585	78,125
Vornado Realty Trust (REIT)	3,643	139,199
Workspace Group plc (REIT)	2,752	22,272

		3,327,143

Residential REITs (13.2%)
Advance Residence Investment Corp. (REIT)	27	80,466
American Campus Communities, Inc. (REIT)	2,819	98,552
American Homes 4 Rent (REIT), Class A	5,377	144,641
Apartment Investment and Management Co. (REIT), Class A	3,074	115,705
AvalonBay Communities, Inc. (REIT)	2,936	454,023
Boardwalk REIT (REIT)	777	17,004
Camden Property Trust (REIT)	1,965	179,247
Canadian Apartment Properties REIT (REIT)	3,537	126,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Civitas Social Housing plc (REIT) (m)	12,927	$17,608
Comforia Residential REIT, Inc. (REIT)	13	38,810
Daiwa Securities Living Investments Corp. (REIT)	39	36,306
Empiric Student Property plc (REIT)	12,153	8,747
Equity LifeStyle Properties, Inc. (REIT)	3,600	224,928
Equity Residential (REIT)	7,655	450,267
Essex Property Trust, Inc. (REIT)	1,368	313,505
GCP Student Living plc (REIT)	9,455	14,514
Independence Realty Trust, Inc. (REIT)	1,912	21,969
InterRent REIT (REIT)	2,339	24,689
Investors Real Estate Trust (REIT)	264	18,609
Invitation Homes, Inc. (REIT)	11,276	310,428
Irish Residential Properties REIT plc (REIT)	9,115	14,476
Kenedix Residential Next Investment Corp. (REIT)	19	32,803
Killam Apartment REIT (REIT)	1,992	25,707
Mid-America Apartment Communities, Inc. (REIT)	2,370	271,768
Nippon Accommodations Fund, Inc. (REIT)	10	57,859
Northview Apartment REIT (REIT)	911	23,339
Sun Communities, Inc. (REIT)	2,026	274,888
Triple Point Social Housing REIT plc (REIT) (m)	6,576	8,000
UDR, Inc. (REIT)	6,046	226,000
UNITE Group plc (The) (REIT)	6,041	70,305
Xior Student Housing NV (REIT) (m)	339	18,134

		3,719,890

Retail REITs (13.3%)
Acadia Realty Trust (REIT)	1,710	22,196
AEON REIT Investment Corp. (REIT)	32	33,964
Agree Realty Corp. (REIT)	1,108	72,807
Alexander’s, Inc. (REIT)	22	5,300
American Finance Trust, Inc. (REIT)	2,250	17,854
Ascencio (REIT)	97	5,143
British Land Co. plc (The) (REIT)	19,209	91,849
Brixmor Property Group, Inc. (REIT)	6,120	78,458
Brookfield Property REIT, Inc. (REIT), Class A (x)	1,137	11,324
BWP Trust (REIT)	10,149	26,854
Capital & Counties Properties plc (REIT)	15,195	27,469
CapitaLand Mall Trust (REIT)	49,893	70,351
Carmila SA (REIT)*	740	10,135
Charter Hall Retail REIT (REIT)	9,873	22,929
Choice Properties REIT (REIT)	5,304	49,774
Crombie REIT (REIT)	1,918	18,084
Eurocommercial Properties NV (CVA) (REIT)	982	12,554
Federal Realty Investment Trust (REIT)	1,594	135,825
First Capital REIT (REIT)	4,455	45,548
Fortune REIT (REIT) (x)	27,992	25,130
Frasers Centrepoint Trust (REIT)	14,730	24,701
Frontier Real Estate Investment Corp. (REIT)	10	31,610
Fukuoka REIT Corp. (REIT)	15	18,265
Getty Realty Corp. (REIT)	684	20,301
Hamborner REIT AG (REIT)	1,420	13,888
Hammerson plc (REIT) (x)	15,928	15,821
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,381	5,433
Japan Retail Fund Investment Corp. (REIT)	54	67,429
Kenedix Retail REIT Corp. (REIT)	11	20,707
Kimco Realty Corp. (REIT)	8,530	109,525
Kite Realty Group Trust (REIT)	1,701	19,629
Kiwi Property Group Ltd. (REIT)	32,620	22,348
Klepierre SA (REIT) (x)	3,929	78,175
Link REIT (REIT)	42,792	349,174
Macerich Co. (The) (REIT) (x)	3,128	28,058
Mapletree Commercial Trust (REIT)	45,518	63,197
Mercialys SA (REIT)	1,261	10,548
National Retail Properties, Inc. (REIT)	3,558	126,238
NewRiver REIT plc (REIT)	6,253	4,861
Realty Income Corp. (REIT)	7,131	424,294
Regency Centers Corp. (REIT)	3,476	159,514
Retail Estates NV (REIT)*	192	12,911
Retail Opportunity Investments Corp. (REIT)	2,336	26,467
Retail Properties of America, Inc. (REIT), Class A	4,407	32,259
RioCan REIT (REIT)	6,551	74,119
RPT Realty (REIT)	1,617	11,254
Saul Centers, Inc. (REIT)	221	7,132
Scentre Group (REIT)	107,935	162,528
Shaftesbury plc (REIT)	4,598	30,033
Shopping Centres Australasia Property Group (REIT)	21,995	33,194
Simon Property Group, Inc. (REIT)	6,300	430,794
SITE Centers Corp. (REIT)	3,118	25,256
SmartCentres REIT (REIT)	2,687	41,386
Spirit Realty Capital, Inc. (REIT)	2,114	73,694
Tanger Factory Outlet Centers, Inc. (REIT) (x)	1,843	13,141
Taubman Centers, Inc. (REIT)	1,207	45,576
Unibail-Rodamco-Westfield (REIT)	2,806	157,834
Urban Edge Properties (REIT)	2,351	27,906
Urstadt Biddle Properties, Inc. (REIT), Class A	564	6,700
Vastned Retail NV (REIT)	353	7,528
Vicinity Centres (REIT)	78,030	77,379
Weingarten Realty Investors (REIT)	2,472	46,795
Wereldhave Belgium Comm VA (REIT)	41	2,534
Wereldhave NV (REIT)	822	7,538

		3,751,222

Specialized REITs (9.6%)
Big Yellow Group plc (REIT)	3,384	42,067
CubeSmart LP (REIT)	3,997	107,879
CyrusOne, Inc. (REIT)	2,404	174,891
Digital Realty Trust, Inc. (REIT)	5,575	792,263
EPR Properties (REIT)	1,590	52,677
Extra Space Storage, Inc. (REIT)	2,632	243,118
Four Corners Property Trust, Inc. (REIT)	1,440	35,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Gaming and Leisure Properties, Inc. (REIT)	4,238	$146,634
Keppel DC REIT (REIT)	25,210	45,996
Life Storage, Inc. (REIT)	964	91,532
National Storage Affiliates Trust (REIT)	1,271	36,427
National Storage REIT (REIT) (x)	19,700	25,118
Public Storage (REIT)	3,152	604,837
QTS Realty Trust, Inc. (REIT), Class A	1,265	81,074
Safestore Holdings plc (REIT)	4,260	38,297
VICI Properties, Inc. (REIT)	9,713	196,105

		2,714,051

Total Equity Real Estate Investment Trusts (REITs)		22,280,631

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	4,441	30,651

Total Health Care Providers & Services		30,651

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB*	1,827	21,049

Total Hotels, Restaurants & Leisure		21,049

Real Estate Management & Development (19.5%)
Diversified Real Estate Activities (6.9%)
Allreal Holding AG (Registered)	292	57,779
CapitaLand Ltd.*	52,050	109,323
City Developments Ltd.	9,744	59,041
Hang Lung Properties Ltd.	42,121	99,854
Mitsubishi Estate Co. Ltd.	23,689	352,268
Mitsui Fudosan Co. Ltd.	19,245	341,005
Mobimo Holding AG (Registered) (x)*	135	39,018
New World Development Co. Ltd.	30,464	144,799
Nomura Real Estate Holdings, Inc.	2,347	43,569
Sumitomo Realty & Development Co. Ltd.	8,210	225,754
Sun Hung Kai Properties Ltd.	29,592	377,126
Tokyo Tatemono Co. Ltd. (x)	4,118	47,263
UOL Group Ltd.	10,243	50,064

		1,946,863

Real Estate Development (1.5%)
CK Asset Holdings Ltd.	55,934	332,610
Helical plc	2,074	7,935
Sino Land Co. Ltd.	68,696	86,496

		427,041

Real Estate Operating Companies (11.1%)
ADO Properties SA (m)*	860	23,393
Aeon Mall Co. Ltd.	2,463	32,675
Amot Investments Ltd.	2,800	12,702
Aroundtown SA*	24,998	143,082
Atrium Ljungberg AB, Class B	930	13,083
Azrieli Group Ltd.	741	33,563
CA Immobilien Anlagen AG*	1,415	47,093
Castellum AB	5,614	104,752
Catena AB	556	21,879
Citycon OYJ (x)	1,611	11,194
Deutsche EuroShop AG*	1,025	14,450
Deutsche Wohnen SE	7,461	334,705
Dios Fastigheter AB	1,740	11,618
Entra ASA (m)	3,487	44,565
Fabege AB	5,456	63,685
Fastighets AB Balder, Class B (x)*	2,032	77,323
Grainger plc	13,736	48,633
Grand City Properties SA	2,271	52,379
Hiag Immobilien Holding AG*	57	5,545
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	985
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	23,898	98,915
Hufvudstaden AB, Class A	2,269	28,161
Hulic Co. Ltd.	7,548	71,491
Hysan Development Co. Ltd.	12,743	41,086
Intershop Holding AG	23	13,757
Kennedy-Wilson Holdings, Inc.	2,489	37,883
Klovern AB, Class B	10,518	16,601
Kojamo OYJ	3,739	78,906
Kungsleden AB	3,886	28,906
LEG Immobilien AG	1,475	187,132
Nyfosa AB*	3,645	24,794
Phoenix Spree Deutschland Ltd.	1,702	6,231
PSP Swiss Property AG (Registered)	895	100,698
Samhallsbyggnadsbolaget i Norden AB	19,502	49,698
Sirius Real Estate Ltd.	19,833	18,703
Swire Properties Ltd.	21,896	55,605
Swiss Prime Site AG (Registered)	1,562	144,285
TAG Immobilien AG*	2,626	62,558
TLG Immobilien AG*	248	4,854
Tritax EuroBox plc (m)	8,750	11,056
Vonovia SE	11,294	691,835
Wallenstam AB, Class B	3,359	38,850
Wharf Real Estate Investment Co. Ltd. (x)	34,602	165,135
Wihlborgs Fastigheter AB (x)	2,746	44,886

		3,119,330

Total Real Estate Management & Development		5,493,234

Total Common Stocks (98.8%) (Cost $29,354,431)		27,825,565

CLOSED END FUNDS:
BMO Commercial Property Trust Ltd. (REIT)	10,944	8,538
Picton Property Income Ltd. (The) (REIT)	11,323	9,514
UK Commercial Property REIT Ltd. (REIT)	13,573	10,050

Total Closed End Funds (0.1%) (Cost $44,386)		28,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (0.7%)
iShares International Developed Real Estate ETF (x)	4,425	$102,527
iShares U.S. Real Estate ETF (x)	1,330	104,817

Total Exchange Traded Funds (0.7%) (Cost $209,587)		207,344

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $68,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $69,365. (xx)	$68,005	68,005
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $27,202, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $27,746. (xx)	27,202	27,202
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $26,449, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $29,390. (xx)	26,449	26,449
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $268,048, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $273,409. (xx)	268,048	268,048
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $22,497, collateralized by various Common Stocks; total market value $25,001. (xx)	22,497	22,497

Total Repurchase Agreements		412,201

Total Short-Term Investments (1.5%) (Cost $412,201)		412,201

Total Investments in Securities (101.1%) (Cost $30,020,605)		28,473,212
Other Assets Less Liabilities (-1.1%)		(300,341)

Net Assets (100%)		$28,172,871

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $223,750 or 0.8% of net assets.

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $735,321. This was collateralized by $361,692 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/2/20 - 2/15/50 and by cash of $412,201 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	3.2%
Austria	0.2
Belgium	1.1
Canada	2.8
Finland	0.3
France	1.8
Germany	5.7
Guernsey	0.1
Hong Kong	6.4
Ireland	0.1
Israel	0.2
Italy	0.0 #
Japan	11.4
Netherlands	0.1
New Zealand	0.3
Norway	0.2
Singapore	3.4
Spain	0.4
Sweden	1.9
Switzerland	1.3
United Kingdom	4.4
United States	55.8
Cash and Other	(1.1)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$—	$28,102	$—	$28,102
Common Stocks
Consumer Discretionary	—	21,049	—	21,049
Health Care	30,651	—	—	30,651
Real Estate	15,858,332	11,915,533	—	27,773,865
Exchange Traded Funds	207,344	—	—	207,344
Short-Term Investments
Repurchase Agreements	—	412,201	—	412,201

Total Assets	$16,096,327	$12,376,885	$—	$28,473,212

Total Liabilities	$—	$—	$—	$—

Total	$16,096,327	$12,376,885	$—	$28,473,212

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,942,105
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,952,612

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,527,398
Aggregate gross unrealized depreciation	(5,947,083)

Net unrealized depreciation	$(2,419,685)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$30,892,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $29,608,404)	$28,061,011
Repurchase Agreements (Cost $412,201)	412,201
Cash	50,481
Foreign cash (Cost $40,526)	40,233
Dividends, interest and other receivables	114,869
Securities lending income receivable	399
Receivable for Portfolio shares sold	208
Other assets	254

Total assets	28,679,656

LIABILITIES
Payable for return of collateral on securities loaned	412,201
Payable for Portfolio shares redeemed	27,288
Distribution fees payable – Class IB	2,677
Administrative fees payable	1,891
Accrued expenses	62,728

Total liabilities	506,785

NET ASSETS	$28,172,871

Net assets were comprised of:
Paid in capital	$30,631,632
Total distributable earnings (loss)	(2,458,761)

Net assets	$28,172,871

Class IB
Net asset value, offering and redemption price per share, $12,738,430 / 1,395,509 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.13

Class K
Net asset value, offering and redemption price per share, $15,434,441 / 1,683,680 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.17

(x)	Includes value of securities on loan of $735,321.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $23,157 foreign withholding tax)	$510,546
Interest	106
Securities lending (net)	3,038

Total income	513,690

EXPENSES
Investment management fees	67,482
Custodian fees	28,713
Professional fees	28,128
Distribution fees – Class IB	16,702
Administrative fees	12,889
Printing and mailing expenses	10,548
Trustees’ fees	448
Miscellaneous	5,454

Gross expenses	170,364
Less: Waiver from investment manager	(66,087)

Net expenses	104,277

NET INVESTMENT INCOME (LOSS)	409,413

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(373,042)
Foreign currency transactions	(2,274)

Net realized gain (loss)	(375,316)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(7,089,068)
Foreign currency translations	(673)

Net change in unrealized appreciation (depreciation)	(7,089,741)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,465,057)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,055,644)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$409,413	$624,478
Net realized and unrealized gain (loss)	(375,316)	441,127
Net change in unrealized appreciation (depreciation)	(7,089,741)	4,652,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,055,644)	5,717,782

Distributions to shareholders:
Class IB	—	(774,198)
Class K	—	(799,273)

Total distributions to shareholders	—	(1,573,471)

Tax return of capital:
Class IB	—	(28,257)
Class K	—	(29,327)

Total	—	(57,584)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [182,712 and 307,984 shares, respectively]	1,763,409	3,543,936
Capital shares issued in reinvestment of dividends and distributions [0 and 71,237 shares, respectively]	—	802,455
Capital shares repurchased [(159,162) and (214,945) shares, respectively]	(1,508,609)	(2,467,309)

Total Class IB transactions	254,800	1,879,082

Class K
Capital shares sold [601,842 and 120,484 shares, respectively]	5,838,840	1,384,976
Capital shares issued in reinvestment of dividends and distributions [0 and 73,346 shares, respectively]	—	828,600
Capital shares repurchased [(277,249) and (253,318) shares, respectively]	(2,550,089)	(2,878,043)

Total Class K transactions	3,288,751	(664,467)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,543,551	1,214,615

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,512,093)	5,301,342
NET ASSETS:
Beginning of period	31,684,964	26,383,622

End of period	$28,172,871	$31,684,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.58		$10.03	$11.03	$10.45	$10.17	$10.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.23	0.31	0.27	0.22	0.14
Net realized and unrealized gain (loss)	(2.59)		1.94	(0.89)	0.80	0.27	(0.36)

Total from investment operations	(2.45)		2.17	(0.58)	1.07	0.49	(0.22)

Less distributions:
Dividends from net investment income	—		(0.53)	(0.34)	(0.38)	(0.07)	(0.06)
Distributions from net realized gains	—		(0.07)	—	(0.09)	(0.14)	(0.01)
Return of capital	—		(0.02)	(0.08)	(0.02)	—	—

Total dividends and distributions	—		(0.62)	(0.42)	(0.49)	(0.21)	(0.07)

Net asset value, end of period	$9.13		$11.58	$10.03	$11.03	$10.45	$10.17

Total return (b)	(21.16)%		21.75%	(5.46)%	10.22%	4.67%	(2.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,739		$15,893	$12,114	$13,416	$12,294	$9,155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.90%	0.90%	0.91%	1.13%**
Before waivers and reimbursements (a)(f)	1.39%		1.48%	1.40%	1.31%	1.41%	1.58%**
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.86%		1.96%	2.84%	2.46%	2.11%	1.36%
Before waivers and reimbursements (a)(f)	2.37%		1.38%	2.34%	2.05%	1.61%	0.91%
Portfolio turnover rate^	22	%(z)	27%	15%	30%	57%	55%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.62		$10.06	$11.06	$10.47	$10.20	$10.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.25	0.34	0.29	0.24	0.15
Net realized and unrealized gain (loss)	(2.61)		1.95	(0.89)	0.81	0.27	(0.34)

Total from investment operations	(2.45)		2.20	(0.55)	1.10	0.51	(0.19)

Less distributions:
Dividends from net investment income	—		(0.54)	(0.37)	(0.40)	(0.10)	(0.06)
Distributions from net realized gains	—		(0.07)	—	(0.09)	(0.14)	(0.01)
Return of capital	—		(0.03)	(0.08)	(0.02)	—	—

Total dividends and distributions	—		(0.64)	(0.45)	(0.51)	(0.24)	(0.07)

Net asset value, end of period	$9.17		$11.62	$10.06	$11.06	$10.47	$10.20

Total return (b)	(21.08)%		22.08%	(5.21)%	10.56%	4.81%	(1.73)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,434		$15,792	$14,269	$15,743	$18,263	$18,619
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%	0.65%	0.65%	0.66%	0.88%**
Before waivers and reimbursements (a)(f)	1.14%		1.22%	1.15%	1.07%	1.16%	1.33%**
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.21%		2.19%	3.09%	2.68%	2.30%	1.46%
Before waivers and reimbursements (a)(f)	2.72%		1.62%	2.59%	2.26%	1.79%	1.02%
Portfolio turnover rate^	22	%(z)	27%	15%	30%	57%	55%
**	Includes Interest Expense of 0.03% for the year ended December 31, 2015.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	18.1%
Energy	18.0
Industrials	16.2
Consumer Discretionary	11.7
Real Estate	10.5
Information Technology	5.4
Consumer Staples	4.1
Materials	3.8
Communication Services	3.6
Utilities	3.2
Health Care	3.1
Repurchase Agreements	2.2
Investment Companies	1.1
Cash and Other	(1.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$752.35	$5.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.77
Class K
Actual	1,000.00	753.77	3.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	9,521	$26,564
ATN International, Inc.	1,674	101,394
Cincinnati Bell, Inc.*	5,307	78,809
Consolidated Communications Holdings, Inc.*	11,152	75,499
IDT Corp., Class B*	1,348	8,802
Iridium Communications, Inc.*	6,918	175,994
Liberty Latin America Ltd., Class A*	7,692	74,766
Liberty Latin America Ltd., Class C*	18,578	175,377
ORBCOMM, Inc.*	11,187	43,070
Vonage Holdings Corp.*	16,776	168,766

		929,041

Entertainment (2.4%)
AMC Entertainment Holdings, Inc., Class A (x)	8,987	38,554
Cinemark Holdings, Inc.	17,583	203,084
Eros International plc*	12,686	40,088
Gaia, Inc. (x)*	1,807	15,143
IMAX Corp.*	8,292	92,953
Liberty Media Corp.-Liberty Braves, Class A*	784	15,743
Liberty Media Corp.-Liberty Braves, Class C*	2,481	48,975
Lions Gate Entertainment Corp., Class B*	40,000	273,200
Live Nation Entertainment, Inc.*	134,400	5,957,952
LiveXLive Media, Inc. (x)*	5,081	18,393
Marcus Corp. (The)	3,857	51,182

		6,755,267

Interactive Media & Services (0.4%)
Cars.com, Inc.*	11,402	65,675
COOKPAD, Inc.*	254,000	741,957
DHI Group, Inc.*	7,659	16,084
Liberty TripAdvisor Holdings, Inc., Class A*	13,225	28,169
QuinStreet, Inc.*	5,480	57,321
TrueCar, Inc.*	18,196	46,946
Yelp, Inc.*	9,382	217,006

		1,173,158

Media (0.5%)
AMC Networks, Inc., Class A*	3,860	90,285
Boston Omaha Corp., Class A*	1,666	26,656
Central European Media Enterprises Ltd., Class A*	8,322	29,460
comScore, Inc.*	9,564	29,648
Daily Journal Corp. (x)*	29	7,830
Emerald Holding, Inc.	3,972	12,234
Entercom Communications Corp., Class A	20,169	27,833
Entravision Communications Corp., Class A	9,881	14,130
EW Scripps Co. (The), Class A	9,451	82,696
Fluent, Inc.*	8,178	14,557
Gannett Co., Inc. (x)	19,087	26,340
Gray Television, Inc.*	10,304	143,741
Hemisphere Media Group, Inc.*	2,969	29,185
iHeartMedia, Inc., Class A (x)*	4,866	40,631
Loral Space & Communications, Inc.	1,785	34,843
Meredith Corp.	3,366	48,975
MSG Networks, Inc., Class A*	6,734	67,003
National CineMedia, Inc.	10,614	31,524
Saga Communications, Inc., Class A	718	18,381
Scholastic Corp.	4,818	144,251
Sinclair Broadcast Group, Inc., Class A (x)	8,595	158,664
TEGNA, Inc.	35,925	400,205
Tribune Publishing Co.	2,819	28,162
WideOpenWest, Inc.*	4,564	24,052

		1,531,286

Wireless Telecommunication Services (0.0%)
Gogo, Inc. (x)*	1,609	5,085
Spok Holdings, Inc.	2,577	24,095

		29,180

Total Communication Services		10,417,932

Consumer Discretionary (11.7%)
Auto Components (0.8%)
Adient plc*	14,470	237,597
American Axle & Manufacturing Holdings, Inc.*	18,655	141,778
Cooper Tire & Rubber Co.	8,305	229,301
Cooper-Standard Holdings, Inc.*	2,862	37,922
Dana, Inc.	23,767	289,720
Dorman Products, Inc.*	8,000	536,560
Goodyear Tire & Rubber Co. (The)	37,927	339,257
Modine Manufacturing Co.*	8,390	46,313
Motorcar Parts of America, Inc.*	2,848	50,324
Standard Motor Products, Inc.	2,978	122,694
Stoneridge, Inc.*	4,323	89,313
Tenneco, Inc., Class A*	7,845	59,308
Workhorse Group, Inc. (x)*	10,773	187,342

		2,367,429

Distributors (0.0%)
Core-Mark Holding Co., Inc.	616	15,372
Funko, Inc., Class A (x)*	4,405	25,549
Weyco Group, Inc.	1,039	22,432

		63,353

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	8,548	266,270
American Public Education, Inc.*	2,249	66,571
Carriage Services, Inc.	2,801	50,754
Collectors Universe, Inc.	219	7,507
Franchise Group, Inc. (x)	2,874	62,883
Houghton Mifflin Harcourt Co.*	17,381	31,460
K12, Inc.*	6,595	179,648
Laureate Education, Inc., Class A*	17,767	177,048
OneSpaWorld Holdings Ltd. (x)	7,840	37,397
Regis Corp.*	4,067	33,268
Universal Technical Institute, Inc.*	678	4,712
Vivint Smart Home, Inc.*	9,119	158,032
WW International, Inc.*	5,947	150,935

		1,226,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (3.3%)
BBX Capital Corp.	11,077	$28,136
Biglari Holdings, Inc., Class A*	19	6,365
Biglari Holdings, Inc., Class B*	188	12,968
BJ’s Restaurants, Inc.	3,157	66,108
Bluegreen Vacations Corp. (x)	1,147	6,217
Boyd Gaming Corp.	13,352	279,057
Brinker International, Inc.	2,523	60,552
Carrols Restaurant Group, Inc.*	6,115	29,597
Century Casinos, Inc.*	4,306	17,870
Cheesecake Factory, Inc. (The)	7,018	160,853
Chuy’s Holdings, Inc.*	2,881	42,869
Cracker Barrel Old Country Store, Inc.	2,262	250,878
Dave & Buster’s Entertainment, Inc. (x)	5,004	66,703
Del Taco Restaurants, Inc.*	5,199	30,830
Denny’s Corp.*	3,337	33,704
Dine Brands Global, Inc.	2,438	102,640
El Pollo Loco Holdings, Inc. (x)*	2,912	42,981
Eldorado Resorts, Inc. (x)*	824	33,009
Everi Holdings, Inc.*	9,013	46,507
Fiesta Restaurant Group, Inc.*	3,377	21,545
GAN Ltd. (x)*	208	5,294
Golden Entertainment, Inc.*	1,644	14,664
International Game Technology plc (x)	16,482	146,690
Jack in the Box, Inc.	3,311	245,312
Kura Sushi USA, Inc., Class A (x)*	729	10,410
Marriott Vacations Worldwide Corp.	5,762	473,694
Monarch Casino & Resort, Inc.*	664	22,629
Nathan’s Famous, Inc.	425	23,902
Noodles & Co.*	3,114	18,840
Papa John’s International, Inc.	751	59,637
Penn National Gaming, Inc.*	10,932	333,863
PlayAGS, Inc.*	3,958	13,378
RCI Hospitality Holdings, Inc.	1,579	21,885
Red Robin Gourmet Burgers, Inc. (x)*	2,097	21,389
Red Rock Resorts, Inc., Class A	2,907	31,715
Scientific Games Corp., Class A*	2,793	43,180
SeaWorld Entertainment, Inc.*	4,828	71,503
Target Hospitality Corp.*	6,397	10,811
Wendy’s Co. (The)	300,000	6,534,000

		9,442,185

Household Durables (1.3%)
Beazer Homes USA, Inc.*	4,912	49,464
Casper Sleep, Inc. (x)*	1,409	12,639
Century Communities, Inc.*	4,845	148,548
Ethan Allen Interiors, Inc.	4,044	47,840
GoPro, Inc., Class A*	2,295	10,924
Green Brick Partners, Inc.*	4,010	47,518
Hamilton Beach Brands Holding Co., Class A	1,000	11,900
Hooker Furniture Corp.	1,818	35,360
KB Home	12,337	378,499
La-Z-Boy, Inc.	7,348	198,837
Legacy Housing Corp.*	1,230	17,491
Lifetime Brands, Inc.	1,891	12,707
M.D.C. Holdings, Inc.	8,348	298,024
M/I Homes, Inc.*	4,618	159,044
Meritage Homes Corp.*	5,764	438,756
Taylor Morrison Home Corp., Class A*	18,622	359,218
TRI Pointe Group, Inc.*	95,875	1,408,404
Tupperware Brands Corp. (x)	7,985	37,929
Turtle Beach Corp.*	2,382	35,063
Universal Electronics, Inc.*	345	16,153
VOXX International Corp. (x)*	3,702	21,397

		3,745,715

Internet & Direct Marketing Retail (0.1%)
Duluth Holdings, Inc., Class B (x)*	2,189	16,133
Groupon, Inc. (x)*	3,878	70,269
Lands’ End, Inc.*	2,089	16,796
Liquidity Services, Inc.*	4,497	26,802
Overstock.com, Inc. (x)*	1,286	36,561
Quotient Technology, Inc.*	6,528	47,785
Rubicon Project, Inc. (The)*	7,806	52,066
Stitch Fix, Inc., Class A (x)*	1,531	38,183
US Auto Parts Network, Inc.*	590	5,109

		309,704

Leisure Products (0.3%)
Acushnet Holdings Corp.	4,348	151,267
Callaway Golf Co.	15,353	268,831
Clarus Corp.	1,363	15,784
Escalade, Inc.	1,902	26,552
Johnson Outdoors, Inc., Class A	461	41,960
Nautilus, Inc. (x)*	5,154	47,778
Smith & Wesson Brands, Inc.*	9,025	194,218
Sturm Ruger & Co., Inc.	368	27,968
Vista Outdoor, Inc.*	9,703	140,208

		914,566

Multiline Retail (0.2%)
Big Lots, Inc.	5,962	250,404
Dillard’s, Inc., Class A (x)	1,335	34,430
Macy’s, Inc.	15,481	106,509

		391,343

Specialty Retail (4.8%)
Aaron’s, Inc.	9,627	437,066
Abercrombie & Fitch Co., Class A	10,266	109,230
American Eagle Outfitters, Inc.	24,763	269,917
America’s Car-Mart, Inc.*	272	23,901
Asbury Automotive Group, Inc.*	1,942	150,175
At Home Group, Inc.*	8,145	52,861
AutoNation, Inc.*	123,250	4,631,735
Bed Bath & Beyond, Inc. (x)	20,909	221,635
Boot Barn Holdings, Inc.*	514	11,082
Buckle, Inc. (The)	4,887	76,628
Caleres, Inc.	6,587	54,936
Cato Corp. (The), Class A	3,696	30,233
Chico’s FAS, Inc.	19,296	26,629
Children’s Place, Inc. (The)	753	28,177
Citi Trends, Inc.	1,764	35,668
Conn’s, Inc. (x)*	2,891	29,170
Container Store Group, Inc. (The) (x)*	3,518	11,398
Designer Brands, Inc., Class A	10,439	70,672
Envela Corp. (x)*	849	5,179
Express, Inc. (x)*	11,532	17,759

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
GameStop Corp., Class A (x)*	9,878	$42,871
Genesco, Inc.*	2,440	52,850
Group 1 Automotive, Inc.	2,875	189,664
Guess?, Inc. (x)	7,375	71,316
Haverty Furniture Cos., Inc.	2,910	46,560
Hibbett Sports, Inc.*	2,816	58,967
Hudson Ltd., Class A*	6,884	33,525
Lithia Motors, Inc., Class A	1,852	280,263
Lumber Liquidators Holdings, Inc. (x)*	4,137	57,339
MarineMax, Inc.*	3,490	78,141
Michaels Cos., Inc. (The) (x)*	12,521	88,523
Monro, Inc.	2,775	152,459
National Vision Holdings, Inc.*	2,339	71,386
Office Depot, Inc.	86,096	202,326
Penske Automotive Group, Inc.	127,500	4,935,525
Rent-A-Center, Inc.	991	27,570
Sally Beauty Holdings, Inc.*	18,571	232,695
Shoe Carnival, Inc. (x)	1,582	46,305
Signet Jewelers Ltd.	8,719	89,544
Sleep Number Corp.*	2,783	115,884
Sonic Automotive, Inc., Class A	3,974	126,810
Tilly’s, Inc., Class A	4,040	22,907
Urban Outfitters, Inc.*	11,383	173,249
Winmark Corp.	361	61,818
Zumiez, Inc.*	3,503	95,912

		13,648,460

Textiles, Apparel & Luxury Goods (0.5%)
Fossil Group, Inc.*	8,020	37,293
G-III Apparel Group Ltd.*	7,366	97,894
Kontoor Brands, Inc. (x)	8,533	151,973
Lakeland Industries, Inc. (x)*	1,380	30,953
Movado Group, Inc.	30,757	333,406
Oxford Industries, Inc.	2,732	120,235
Rocky Brands, Inc.	1,088	22,369
Steven Madden Ltd.	7,638	188,582
Superior Group of Cos., Inc.	1,540	20,636
Unifi, Inc.*	2,333	30,049
Vera Bradley, Inc.*	3,665	16,273
Wolverine World Wide, Inc.	13,107	312,078

		1,361,741

Total Consumer Discretionary		33,470,981

Consumer Staples (4.1%)
Beverages (0.6%)
Craft Brew Alliance, Inc. (x)*	1,577	24,270
Crimson Wine Group Ltd.*	215,600	1,164,240
MGP Ingredients, Inc.	606	22,243
New Age Beverages Corp. (x)*	9,617	14,714
Primo Water Corp.	25,605	352,069

		1,577,536

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	5,275	72,584
Chefs’ Warehouse, Inc. (The)*	4,221	57,321
HF Foods Group, Inc. (x)*	6,119	55,377
Ingles Markets, Inc., Class A	2,254	97,080
Natural Grocers by Vitamin Cottage, Inc.	329	4,895
Performance Food Group Co.*	21,417	624,091
PriceSmart, Inc.	3,518	212,241
Rite Aid Corp. (x)*	8,693	148,303
SpartanNash Co.	5,624	119,510
United Natural Foods, Inc.*	8,534	155,404
Village Super Market, Inc., Class A	1,390	38,531
Weis Markets, Inc.	1,493	74,829

		1,660,166

Food Products (0.9%)
Alico, Inc.	23,203	723,005
B&G Foods, Inc. (x)	1,149	28,012
Bridgford Foods Corp.*	307	5,084
Cal-Maine Foods, Inc.*	3,343	148,697
Darling Ingredients, Inc.*	26,283	647,087
Farmer Bros Co.*	2,947	21,631
Fresh Del Monte Produce, Inc.	5,179	127,507
Hostess Brands, Inc.*	10,753	131,402
J & J Snack Foods Corp.	1,765	224,384
Landec Corp.*	3,934	31,315
Limoneira Co.	2,282	33,066
Sanderson Farms, Inc.	711	82,398
Seneca Foods Corp., Class A*	970	32,796
Simply Good Foods Co. (The)*	13,695	254,453
Tootsie Roll Industries, Inc. (x)	403	13,811

		2,504,648

Household Products (0.1%)
Central Garden & Pet Co.*	1,014	36,494
Central Garden & Pet Co., Class A*	4,403	148,777
Oil-Dri Corp. of America	763	26,476
WD-40 Co.	125	24,788

		236,535

Personal Products (1.8%)
BellRing Brands, Inc., Class A*	6,324	126,101
Edgewell Personal Care Co.*	8,965	279,349
Inter Parfums, Inc.	100,000	4,815,000
Nature’s Sunshine Products, Inc.*	1,761	15,867
Revlon, Inc., Class A (x)*	1,321	13,078

		5,249,395

Tobacco (0.1%)
Universal Corp.	4,018	170,805
Vector Group Ltd.	19,143	192,579

		363,384

Total Consumer Staples		11,591,664

Energy (18.0%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	21,561	139,931
Aspen Aerogels, Inc.*	3,442	22,648
Bristow Group, Inc.*	1,100	15,323
Cactus, Inc., Class A	4,274	88,173
ChampionX Corp.*	30,494	297,621
DMC Global, Inc.	1,366	37,702
Dril-Quip, Inc.*	5,775	172,037
Exterran Corp.*	4,750	25,603
Frank’s International NV*	26,442	58,966
Helix Energy Solutions Group, Inc.*	23,949	83,103
Liberty Oilfield Services, Inc., Class A	10,671	58,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Matrix Service Co.*	4,492	$43,662
Nabors Industries Ltd. (x)	1,111	41,129
National Energy Services Reunited Corp.*	3,480	23,942
Newpark Resources, Inc.*	14,970	33,383
NexTier Oilfield Solutions, Inc.*	27,332	66,963
Oceaneering International, Inc.*	16,560	105,818
Oil States International, Inc.*	10,353	49,177
Patterson-UTI Energy, Inc.	13,061	45,322
ProPetro Holding Corp.*	13,544	69,616
RPC, Inc.*	10,228	31,502
SEACOR Holdings, Inc.*	3,137	88,840
Select Energy Services, Inc., Class A*	10,131	49,642
Solaris Oilfield Infrastructure, Inc., Class A	5,064	37,575
Subsea 7 SA (ADR)*	200,000	1,276,000
TerraVest Industries, Inc.	16,810	187,590
Tidewater, Inc.*	6,653	37,190
Transocean Ltd. (x)*	96,437	176,480
US Silica Holdings, Inc. (x)	12,697	45,836

		3,409,251

Oil, Gas & Consumable Fuels (16.8%)
Adams Resources & Energy, Inc.	459	12,287
Antero Resources Corp. (x)*	40,430	102,692
Arch Resources, Inc.	2,548	72,389
Ardmore Shipping Corp.	5,213	22,624
Berry Corp.	11,197	54,081
Bonanza Creek Energy, Inc.*	3,230	47,869
Brigham Minerals, Inc., Class A	5,143	63,516
California Resources Corp. (x)*	8,060	9,833
Clean Energy Fuels Corp.*	22,677	50,343
CNX Resources Corp.*	30,225	261,446
Comstock Resources, Inc. (x)*	3,138	13,744
CONSOL Energy, Inc. (x)*	4,240	21,497
Contango Oil & Gas Co. (x)*	12,903	29,548
CVR Energy, Inc.	4,941	99,363
Delek US Holdings, Inc.	10,311	179,514
DHT Holdings, Inc.	17,597	90,273
Diamond S Shipping, Inc., Class S*	4,117	32,895
Dorian LPG Ltd.*	5,162	39,954
Earthstone Energy, Inc., Class A*	4,405	12,510
Energy Fuels, Inc. (x)*	18,950	28,614
Evolution Petroleum Corp.	5,216	14,605
Falcon Minerals Corp.	6,384	20,429
Frontline Ltd. (x)	19,358	135,119
Golar LNG Ltd. (x)*	15,168	109,816
Goodrich Petroleum Corp.*	1,068	7,690
Green Plains, Inc. (x)*	5,832	59,574
Gulfport Energy Corp. (x)*	22,217	24,217
International Seaways, Inc.	3,865	63,154
Kosmos Energy Ltd.	67,054	111,310
Magnolia Oil & Gas Corp., Class A*	2,206	13,368
Matador Resources Co. (x)*	18,217	154,844
Montage Resources Corp.*	3,383	13,363
NACCO Industries, Inc., Class A	642	14,959
Navigator Holdings Ltd.*	10,000	64,300
NextDecade Corp. (x)*	4,283	9,251
Nordic American Tankers Ltd. (x)	22,801	92,572
Overseas Shipholding Group, Inc., Class A*	11,642	21,654
Ovintiv, Inc.	42,847	409,189
Par Pacific Holdings, Inc.*	6,577	59,127
PBF Energy, Inc., Class A	15,925	163,072
PDC Energy, Inc.*	16,433	204,427
Peabody Energy Corp.	11,103	31,977
Penn Virginia Corp.*	2,290	21,824
Permian Basin Royalty Trust	142,600	470,580
PrairieSky Royalty Ltd. (x)	174,300	1,101,572
PrimeEnergy Resources Corp.*	118	8,389
Range Resources Corp. (x)	35,291	198,688
Renewable Energy Group, Inc.*	6,317	156,535
REX American Resources Corp.*	955	66,248
Scorpio Tankers, Inc.	8,154	104,453
SFL Corp. Ltd.	15,388	142,955
SM Energy Co.	19,016	71,310
Southwestern Energy Co.*	89,434	228,951
Talos Energy, Inc. (x)*	2,072	19,062
Tellurian, Inc. (x)*	26,191	30,120
Texas Pacific Land Trust	70,863	42,141,517
Uranium Energy Corp. (x)*	16,168	14,191
W&T Offshore, Inc. (x)*	16,429	37,458
Whiting Petroleum Corp. (x)*	12,766	14,426
World Fuel Services Corp.	10,272	264,607

		48,135,895

Total Energy		51,545,146

Financials (18.1%)
Banks (8.2%)
1st Constitution Bancorp	1,420	17,608
1st Source Corp.	2,718	96,706
ACNB Corp.	1,491	39,034
Allegiance Bancshares, Inc.	3,189	80,969
Amalgamated Bank, Class A	2,259	28,554
Amerant Bancorp, Inc.*	3,794	57,062
American National Bankshares, Inc.	1,847	46,249
Ameris Bancorp	10,786	254,442
Ames National Corp.	1,533	30,261
Arrow Financial Corp.	2,191	65,138
Atlantic Capital Bancshares, Inc.*	3,510	42,682
Atlantic Union Bankshares Corp.	12,795	296,332
Auburn National BanCorp, Inc.	428	24,435
Banc of California, Inc.	7,520	81,442
BancFirst Corp.	3,122	126,660
Bancorp, Inc. (The)*	8,671	84,976
BancorpSouth Bank	16,231	369,093
Bank First Corp. (x)	97	6,218
Bank of Commerce Holdings	2,829	21,444
Bank of Marin Bancorp	2,241	74,693
Bank of NT Butterfield & Son Ltd. (The)	8,571	209,047
Bank of Princeton (The)	997	20,020
Bank7 Corp.	204	2,214
BankFinancial Corp.	2,298	19,303
BankUnited, Inc.	15,062	305,006
Bankwell Financial Group, Inc.	1,188	18,889
Banner Corp.	4,767	181,146
Bar Harbor Bankshares	2,632	58,930
Baycom Corp.*	1,612	20,811
BCB Bancorp, Inc.	2,421	22,467
Berkshire Hills Bancorp, Inc.	7,523	82,903
Boston Private Financial Holdings, Inc.	13,750	94,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Bridge Bancorp, Inc.	2,838	$64,820
Brookline Bancorp, Inc.	12,521	126,212
Bryn Mawr Bank Corp.	3,309	91,527
Business First Bancshares, Inc.	2,159	33,141
Byline Bancorp, Inc.	4,168	54,601
C&F Financial Corp.	582	19,351
Cadence Bancorp	19,391	171,804
California Bancorp, Inc. (x)*	1,408	20,979
Cambridge Bancorp	869	51,480
Camden National Corp.	2,484	85,797
Capital Bancorp, Inc.*	1,398	14,959
Capital City Bank Group, Inc.	2,320	48,604
Capstar Financial Holdings, Inc.	2,695	32,340
Carter Bank & Trust	3,610	29,133
Cathay General Bancorp	12,455	327,566
CB Financial Services, Inc.	918	20,031
CBTX, Inc.	3,012	63,252
Central Pacific Financial Corp.	3,611	57,884
Central Valley Community Bancorp	1,916	29,487
Century Bancorp, Inc., Class A	441	34,275
Chemung Financial Corp.	644	17,581
ChoiceOne Financial Services, Inc.	1,205	35,620
CIT Group, Inc.	16,167	335,142
Citizens & Northern Corp.	2,285	47,185
Citizens Holding Co.	872	21,800
City Holding Co.	2,608	169,963
Civista Bancshares, Inc.	2,751	42,365
CNB Financial Corp.	2,567	46,026
Coastal Financial Corp.*	1,532	22,245
Codorus Valley Bancorp, Inc.	1,721	23,801
Colony Bankcorp, Inc.	1,425	16,772
Columbia Banking System, Inc.	11,777	333,819
Community Bank System, Inc.	8,402	479,082
Community Bankers Trust Corp.	3,881	21,346
Community Financial Corp. (The)	739	18,032
Community Trust Bancorp, Inc.	2,612	85,569
ConnectOne Bancorp, Inc.	6,191	99,799
County Bancorp, Inc.	937	19,611
CrossFirst Bankshares, Inc.*	7,791	76,196
Customers Bancorp, Inc.*	4,565	54,871
CVB Financial Corp.	21,172	396,763
Delmar Bancorp	1,994	13,101
Dime Community Bancshares, Inc.	4,869	66,851
Eagle Bancorp Montana, Inc.	1,185	20,595
Eagle Bancorp, Inc.	4,186	137,092
Enterprise Bancorp, Inc.	1,450	34,539
Enterprise Financial Services Corp.	4,001	124,511
Equity Bancshares, Inc., Class A*	2,528	44,088
Esquire Financial Holdings, Inc.*	809	13,672
Evans Bancorp, Inc.	782	18,189
Farmers & Merchants Bancorp, Inc.	1,766	37,510
Farmers National Banc Corp.	4,454	52,824
FB Financial Corp.	3,002	74,360
Fidelity D&D Bancorp, Inc. (x)	698	33,567
Financial Institutions, Inc.	2,735	50,898
First Bancorp (Nasdaq Stock Exchange)	4,784	119,983
First Bancorp (Quotrix Stock Exchange)	35,524	198,579
First Bancorp, Inc. (The)	1,784	38,713
First Bancshares, Inc. (The)	3,350	75,375
First Bank	3,028	19,743
First Busey Corp.	8,349	155,709
First Business Financial Services, Inc.	1,465	24,099
First Capital, Inc. (x)	561	38,973
First Choice Bancorp	1,722	28,206
First Commonwealth Financial Corp.	16,212	134,235
First Community Bankshares, Inc.	2,950	66,228
First Community Corp. (x)	1,341	20,316
First Financial Bancorp	15,974	221,879
First Financial Corp.	2,210	81,416
First Foundation, Inc.	4,978	81,341
First Guaranty Bancshares, Inc. (x)	639	7,815
First Internet Bancorp	1,706	28,354
First Interstate BancSystem, Inc., Class A	7,001	216,751
First Merchants Corp.	8,881	244,849
First Mid Bancshares, Inc.	2,481	65,077
First Midwest Bancorp, Inc.	18,744	250,232
First Northwest Bancorp	1,572	19,524
First of Long Island Corp. (The)	3,883	63,448
First Savings Financial Group, Inc.	365	15,815
First United Corp. (x)	1,273	16,982
First Western Financial, Inc.*	1,205	17,171
Flushing Financial Corp.	4,638	53,430
FNCB Bancorp, Inc.	3,054	17,561
Franklin Financial Network, Inc.	2,192	56,444
Franklin Financial Services Corp.	689	17,845
Fulton Financial Corp.	26,364	277,613
FVCBankcorp, Inc.*	2,150	23,134
German American Bancorp, Inc.	4,099	127,479
Glacier Bancorp, Inc.	14,022	494,836
Great Southern Bancorp, Inc.	1,862	75,150
Great Western Bancorp, Inc.	8,104	111,511
Guaranty Bancshares, Inc.	1,248	32,286
Hancock Whitney Corp.	14,151	300,001
Hanmi Financial Corp.	3,788	36,781
HarborOne Bancorp, Inc.*	8,932	76,279
Hawthorn Bancshares, Inc.	1,083	21,320
HBT Financial, Inc.	1,577	21,021
Heartland Financial USA, Inc.	5,737	191,845
Heritage Commerce Corp.	9,470	71,072
Heritage Financial Corp.	5,177	103,540
Hilltop Holdings, Inc.	11,872	219,038
Home BancShares, Inc.	25,058	385,392
HomeTrust Bancshares, Inc.	2,724	43,584
Hope Bancorp, Inc.	16,779	154,702
Horizon Bancorp, Inc.	6,911	73,879
Howard Bancorp, Inc.*	2,101	22,313
IBERIABANK Corp.	8,535	388,684
Independent Bank Corp./MA	4,575	306,937
Independent Bank Corp./MI	3,625	53,831
Independent Bank Group, Inc.	6,087	246,645
International Bancshares Corp.	8,769	280,783
Investar Holding Corp.	1,854	26,883
Investors Bancorp, Inc.	27,272	231,812
Lakeland Bancorp, Inc.	8,183	93,532
Lakeland Financial Corp.	3,777	175,970
Landmark Bancorp, Inc.	717	17,717
LCNB Corp.	2,173	34,681
Level One Bancorp, Inc.	846	14,162
Limestone Bancorp, Inc.*	821	10,796
Live Oak Bancshares, Inc.	4,737	68,734
Macatawa Bank Corp.	4,648	36,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mackinac Financial Corp.	1,528	$15,845
MainStreet Bancshares, Inc.*	1,257	16,592
Mercantile Bank Corp.	2,698	60,975
Meridian Corp. (x)*	883	13,996
Metrocity Bankshares, Inc. (x)	3,006	43,076
Metropolitan Bank Holding Corp.*	1,232	39,523
Mid Penn Bancorp, Inc.	1,209	22,282
Middlefield Banc Corp.	1,100	22,825
Midland States Bancorp, Inc.	3,570	53,372
MidWestOne Financial Group, Inc.	2,388	47,760
MVB Financial Corp.	1,730	23,009
National Bank Holdings Corp., Class A	3,698	99,846
National Bankshares, Inc.	1,123	32,118
NBT Bancorp, Inc.	7,008	215,566
Nicolet Bankshares, Inc.*	1,570	86,036
Northeast Bank	986	17,304
Northrim BanCorp, Inc.	1,140	28,660
Norwood Financial Corp.	1,010	25,038
Oak Valley Bancorp	1,174	14,886
OceanFirst Financial Corp.	9,490	167,309
OFG Bancorp	8,456	113,057
Ohio Valley Banc Corp.	732	16,507
Old National Bancorp	24,710	340,010
Old Second Bancorp, Inc.	5,047	39,266
Origin Bancorp, Inc.	3,550	78,100
Orrstown Financial Services, Inc.	1,885	27,804
Pacific Premier Bancorp, Inc.	13,841	300,073
Park National Corp.	2,371	166,871
Parke Bancorp, Inc.	1,768	23,956
PCB Bancorp	2,060	21,218
Peapack-Gladstone Financial Corp.	3,125	58,531
Penns Woods Bancorp, Inc.	1,236	28,070
Peoples Bancorp of North Carolina, Inc.	796	14,065
Peoples Bancorp, Inc.	3,136	66,734
Peoples Financial Services Corp.	1,194	45,599
People’s Utah Bancorp	2,576	57,883
Plumas Bancorp (x)	878	19,421
Preferred Bank	2,310	98,984
Premier Financial Bancorp, Inc.	2,335	29,935
Professional Holding Corp., Class A*	952	13,214
QCR Holdings, Inc.	2,500	77,950
RBB Bancorp	2,887	39,408
Red River Bancshares, Inc.	851	37,350
Reliant Bancorp, Inc.	2,540	41,377
Renasant Corp.	8,972	223,403
Republic Bancorp, Inc., Class A	1,669	54,593
Republic First Bancorp, Inc.*	8,210	20,032
Richmond Mutual BanCorp, Inc. (x)	2,160	24,278
S&T Bancorp, Inc.	6,407	150,244
Salisbury Bancorp, Inc. (x)	481	19,716
Sandy Spring Bancorp, Inc.	7,601	188,353
SB Financial Group, Inc.	1,323	21,988
SB One Bancorp	1,473	29,018
Seacoast Banking Corp. of Florida*	8,397	171,299
Select Bancorp, Inc.*	2,919	23,761
ServisFirst Bancshares, Inc.	2,115	75,632
Shore Bancshares, Inc.	2,295	25,452
Sierra Bancorp	2,431	45,897
Silvergate Capital Corp., Class A (x)*	2,697	37,758
Simmons First National Corp., Class A	17,764	303,942
SmartFinancial, Inc.	2,269	36,712
South Plains Financial, Inc.	1,906	27,141
South State Corp.	11,437	545,087
Southern First Bancshares, Inc.*	1,283	35,552
Southern National Bancorp of Virginia, Inc.	3,512	34,031
Southside Bancshares, Inc.	5,245	145,391
Spirit of Texas Bancshares, Inc.*	2,424	29,839
Stock Yards Bancorp, Inc.	2,915	117,183
Summit Financial Group, Inc.	1,853	30,537
Texas Capital Bancshares, Inc.*	8,311	256,561
Tompkins Financial Corp.	2,375	153,829
Towne Bank	11,038	207,956
TriCo Bancshares	4,400	133,980
TriState Capital Holdings, Inc.*	4,666	73,303
Triumph Bancorp, Inc.*	3,577	86,814
Trustmark Corp.	10,360	254,027
UMB Financial Corp.	7,147	368,428
United Bankshares, Inc.	20,239	559,811
United Community Banks, Inc.	10,741	216,109
United Security Bancshares	2,553	17,080
Unity Bancorp, Inc.	1,343	19,205
Univest Financial Corp.	4,859	78,424
Valley National Bancorp	65,162	509,567
Veritex Holdings, Inc.	7,830	138,591
Washington Trust Bancorp, Inc.	2,805	91,864
WesBanco, Inc.	10,738	218,089
West BanCorp, Inc.	2,348	41,067
Westamerica Bancorp	3,734	214,406

		23,445,696

Capital Markets (4.3%)
Artisan Partners Asset Management, Inc., Class A	5,247	170,527
Assetmark Financial Holdings, Inc.*	1,635	44,619
Associated Capital Group, Inc., Class A (x)‡	189,884	6,966,845
B Riley Financial, Inc.	3,281	71,394
BGC Partners, Inc., Class A	19,757	54,134
Blucora, Inc.*	8,074	92,205
Calamos Asset Management, Inc. (r)*	2,842	—
Clarke, Inc.*	50,600	195,676
Cohen & Steers, Inc.	13,000	884,650
Cowen, Inc., Class A	2,847	46,150
Diamond Hill Investment Group, Inc.	530	60,245
Donnelley Financial Solutions, Inc.*	5,194	43,630
Federated Hermes, Inc., Class B	38,138	903,871
GAIN Capital Holdings, Inc. (x)	3,434	20,673
Galaxy Digital Holdings Ltd.*	12,000	13,612
GAMCO Investors, Inc., Class A	109,242	1,454,011
INTL. FCStone, Inc.*	2,514	138,270
Oppenheimer Holdings, Inc., Class A	1,664	36,258
Piper Sandler Cos.	2,880	170,381
Safeguard Scientifics, Inc.	3,584	25,088
Sculptor Capital Management, Inc.	3,174	41,040
Silvercrest Asset Management Group, Inc., Class A	997	12,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Stifel Financial Corp.	10,897	$516,845
Virtus Investment Partners, Inc.	1,114	129,547
Waddell & Reed Financial, Inc., Class A	10,660	165,337
Westwood Holdings Group, Inc.	1,384	21,798
WisdomTree Investments, Inc.	24,457	84,866

		12,364,344

Consumer Finance (0.5%)
Encore Capital Group, Inc. (x)*	5,154	176,164
Enova International, Inc.*	4,969	73,889
EZCORP, Inc., Class A*	8,330	52,479
Green Dot Corp., Class A*	7,569	371,487
LendingClub Corp.*	11,213	51,019
Navient Corp.	31,497	221,424
Nelnet, Inc., Class A	2,939	140,308
Oportun Financial Corp.*	3,370	45,293
PRA Group, Inc.*	7,411	286,509
Regional Management Corp.*	1,523	26,972
World Acceptance Corp. (x)*	847	55,495

		1,501,039

Diversified Financial Services (0.5%)
Alerus Financial Corp. (x)	2,571	50,803
A-Mark Precious Metals, Inc.*	946	18,021
Banco Latinoamericano de Comercio Exterior SA, Class E	5,268	60,582
Cannae Holdings, Inc.*	13,701	563,111
Marlin Business Services Corp.	1,702	14,399
Onex Corp.	14,300	634,966
SWK Holdings Corp.*	788	9,440

		1,351,322

Insurance (1.5%)
Ambac Financial Group, Inc.*	7,569	108,388
American Equity Investment Life Holding Co.	14,878	367,635
AMERISAFE, Inc.	3,068	187,639
Argo Group International Holdings Ltd.	5,365	186,863
Citizens, Inc. (x)*	7,686	46,039
CNO Financial Group, Inc.	23,487	365,693
Crawford & Co., Class A	2,561	20,206
Donegal Group, Inc., Class A	1,573	22,368
Employers Holdings, Inc.	4,172	125,786
Enstar Group Ltd.*	1,974	301,568
FBL Financial Group, Inc., Class A	1,645	59,039
FedNat Holding Co.	2,150	23,800
Fidelity National Financial, Inc. (x)	1,990	61,013
Genworth Financial, Inc., Class A*	83,122	192,012
Global Indemnity Ltd.	1,034	24,754
Goosehead Insurance, Inc., Class A*	1,791	134,612
Greenlight Capital Re Ltd., Class A*	4,779	31,159
HCI Group, Inc.	701	32,372
Heritage Insurance Holdings, Inc.	3,985	52,164
Horace Mann Educators Corp.	6,381	234,374
Independence Holding Co.	788	24,105
Investors Title Co.	162	19,654
James River Group Holdings Ltd.	672	30,240
MBIA, Inc.*	11,707	84,876
National General Holdings Corp.	5,966	128,925
National Western Life Group, Inc., Class A	423	85,949
NI Holdings, Inc.*	1,674	24,725
ProAssurance Corp.	8,927	129,174
ProSight Global, Inc.*	1,802	16,038
Protective Insurance Corp., Class B	1,651	24,881
RLI Corp.	845	69,374
Safety Insurance Group, Inc.	2,351	179,287
Selective Insurance Group, Inc.	9,670	509,996
State Auto Financial Corp.	2,892	51,622
Stewart Information Services Corp.	3,884	126,269
Third Point Reinsurance Ltd.*	13,217	99,260
Tiptree, Inc.	3,576	23,065
United Fire Group, Inc.	3,482	96,486
United Insurance Holdings Corp.	3,569	27,910
Universal Insurance Holdings, Inc.	3,454	61,309
Vericity, Inc. (x)	319	3,391
Watford Holdings Ltd.*	2,963	49,452

		4,443,472

Mortgage Real Estate Investment Trusts (REITs) (1.4%)
Anworth Mortgage Asset Corp. (REIT)	17,062	29,005
Apollo Commercial Real Estate Finance, Inc. (REIT)	25,425	249,419
Arbor Realty Trust, Inc. (REIT) (x)	17,062	157,653
Ares Commercial Real Estate Corp. (REIT)	5,310	48,427
Arlington Asset Investment Corp. (REIT), Class A	5,827	17,306
ARMOUR Residential REIT, Inc. (REIT)	10,712	100,586
Blackstone Mortgage Trust, Inc. (REIT), Class A	22,512	542,314
Broadmark Realty Capital, Inc. (REIT) (x)	21,202	200,783
Capstead Mortgage Corp. (REIT)	16,011	87,900
Cherry Hill Mortgage Investment Corp. (REIT)	2,395	21,603
Chimera Investment Corp. (REIT) (x)	31,501	302,725
Colony Credit Real Estate, Inc. (REIT)	14,095	98,947
Dynex Capital, Inc. (REIT) (x)	3,797	54,297
Ellington Financial, Inc. (REIT)	6,949	81,859
Ellington Residential Mortgage REIT (REIT) (x)	1,739	17,912
Granite Point Mortgage Trust, Inc. (REIT)	9,294	66,731
Great Ajax Corp. (REIT)	3,679	33,847
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	10,860	309,076
Invesco Mortgage Capital, Inc. (REIT) (x)	25,465	95,238
KKR Real Estate Finance Trust, Inc. (REIT)	4,655	77,180
Ladder Capital Corp. (REIT)	17,550	142,155
MFA Financial, Inc. (REIT) (x)	74,964	186,660
New York Mortgage Trust, Inc. (REIT)	62,703	163,655
Orchid Island Capital, Inc. (REIT) (x)	11,185	52,681
PennyMac Mortgage Investment Trust (REIT)‡	16,293	285,616
Ready Capital Corp. (REIT)	6,255	54,356
Redwood Trust, Inc. (REIT)	19,123	133,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
TPG RE Finance Trust, Inc. (REIT)	10,087	$86,748
Two Harbors Investment Corp. (REIT) (x)	44,548	224,522
Western Asset Mortgage Capital Corp. (REIT) (x)	8,555	23,441

		3,946,503

Thrifts & Mortgage Finance (1.7%)
Axos Financial, Inc.*	8,639	190,749
Bogota Financial Corp. (x)*	1,250	10,925
Bridgewater Bancshares, Inc.*	3,865	39,616
Capitol Federal Financial, Inc.	21,834	240,392
Columbia Financial, Inc.*	5,923	82,655
ESSA Bancorp, Inc.	1,650	22,968
Essent Group Ltd.	15,444	560,154
Federal Agricultural Mortgage Corp., Class C	1,160	74,252
Flagstar Bancorp, Inc.	5,904	173,755
FS Bancorp, Inc.	549	21,175
Greene County Bancorp, Inc.	559	12,466
Hingham Institution For Savings (The)	235	39,428
Home Bancorp, Inc.	1,370	36,648
HomeStreet, Inc.	3,142	77,325
Kearny Financial Corp.	9,755	79,796
Luther Burbank Corp.	3,150	31,500
Merchants Bancorp	1,578	29,177
Meridian Bancorp, Inc.	7,798	90,457
Meta Financial Group, Inc.	5,419	98,463
MMA Capital Holdings, Inc.*	746	17,248
Mr Cooper Group, Inc.*	12,660	157,490
NMI Holdings, Inc., Class A*	10,430	167,714
Northfield Bancorp, Inc.	7,455	85,882
Northwest Bancshares, Inc.	19,341	197,762
Oconee Federal Financial Corp. (x)	275	7,087
OP Bancorp	2,028	13,993
PCSB Financial Corp.	2,524	32,004
PDL Community Bancorp*	1,331	13,550
PennyMac Financial Services, Inc.‡	6,351	265,408
Pioneer Bancorp, Inc.*	1,872	17,129
Premier Financial Corp.	6,170	109,024
Provident Bancorp, Inc.	1,521	11,955
Provident Financial Holdings, Inc.	1,112	14,912
Provident Financial Services, Inc.	10,105	146,017
Prudential Bancorp, Inc.	1,538	18,518
Radian Group, Inc.	31,312	485,649
Riverview Bancorp, Inc.	3,524	19,911
Security National Financial Corp., Class A*	1,908	12,869
Southern Missouri Bancorp, Inc.	1,370	33,291
Standard AVB Financial Corp. (x)	743	17,238
Sterling Bancorp, Inc.	2,781	9,956
Territorial Bancorp, Inc.	1,300	30,927
Timberland Bancorp, Inc.	1,354	24,656
TrustCo Bank Corp.	15,862	100,406
Walker & Dunlop, Inc.	4,257	216,298
Washington Federal, Inc.	12,386	332,440
Waterstone Financial, Inc.	3,681	54,589
Western New England Bancorp, Inc.	4,212	24,388
WSFS Financial Corp.	8,266	237,234

		4,787,446

Total Financials		51,839,822

Health Care (3.1%)
Biotechnology (1.4%)
Abeona Therapeutics, Inc. (x)*	7,467	21,766
ADMA Biologics, Inc. (x)*	1,398	4,096
Aduro Biotech, Inc.*	1,186	2,740
Adverum Biotechnologies, Inc.*	1,760	36,749
Aeglea BioTherapeutics, Inc.*	1,286	11,895
Akcea Therapeutics, Inc. (x)*	1,318	18,057
Albireo Pharma, Inc.*	560	14,834
AnaptysBio, Inc.*	3,357	74,995
Anika Therapeutics, Inc.*	2,352	88,741
Applied Genetic Technologies Corp. (x)*	4,238	23,479
Aptinyx, Inc.*	4,679	19,511
Arena Pharmaceuticals, Inc.*	8,450	531,927
Assembly Biosciences, Inc.*	2,263	52,773
Atara Biotherapeutics, Inc.*	2,655	38,683
Atreca, Inc., Class A*	113	2,405
AVEO Pharmaceuticals, Inc.*	661	3,404
Avid Bioservices, Inc.*	724	4,753
Beyondspring, Inc.*	128	1,930
BioCryst Pharmaceuticals, Inc.*	5,229	24,916
Cabaletta Bio, Inc.*	1,906	21,233
CASI Pharmaceuticals, Inc. (x)*	2,253	5,632
Catabasis Pharmaceuticals, Inc. (x)*	1,223	7,864
Catalyst Biosciences, Inc.*	3,279	19,248
Cellular Biomedicine Group, Inc. (x)*	539	8,069
CEL-SCI Corp. (x)*	555	8,281
Chimerix, Inc.*	7,015	21,746
Cidara Therapeutics, Inc.*	1,861	6,867
Concert Pharmaceuticals, Inc.*	4,619	45,959
Cortexyme, Inc. (x)*	171	7,917
Cyclerion Therapeutics, Inc.*	4,140	24,467
Cytokinetics, Inc.*	1,082	25,503
Dyadic International, Inc.*	819	7,093
Dynavax Technologies Corp. (x)*	2,662	23,612
Enanta Pharmaceuticals, Inc.*	2,775	139,333
Enochian Biosciences, Inc. (x)*	2,096	8,824
Epizyme, Inc.*	5,212	83,705
Exicure, Inc. (x)*	1,350	3,294
FibroGen, Inc.*	1,985	80,452
Five Prime Therapeutics, Inc.*	4,795	29,250
G1 Therapeutics, Inc.*	3,067	74,405
Geron Corp. (x)*	28,710	62,588
GlycoMimetics, Inc.*	6,415	24,120
Gossamer Bio, Inc.*	4,474	58,162
Gritstone Oncology, Inc.*	3,915	25,996
Ideaya Biosciences, Inc. (x)*	1,783	25,336
Immunic, Inc.*	423	5,127
ImmunoGen, Inc.*	15,313	70,440
IVERIC bio, Inc.*	7,782	39,688
Jounce Therapeutics, Inc.*	3,077	21,231
KalVista Pharmaceuticals, Inc.*	1,536	18,586
Keros Therapeutics, Inc. (x)*	148	5,551
Kezar Life Sciences, Inc.*	4,721	24,455
Kindred Biosciences, Inc.*	824	3,700
Kiniksa Pharmaceuticals Ltd., Class A*	313	7,975
MacroGenics, Inc.*	4,922	137,422
Magenta Therapeutics, Inc.*	485	3,642
MEI Pharma, Inc.*	3,192	13,183
MeiraGTx Holdings plc*	252	3,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mirum Pharmaceuticals, Inc. (x)*	659	$12,824
Momenta Pharmaceuticals, Inc.*	1,117	37,163
Myriad Genetics, Inc.*	11,628	131,862
NantKwest, Inc.*	940	11,543
Natera, Inc.*	631	31,462
NextCure, Inc.*	98	2,101
Novavax, Inc. (x)*	6,877	573,198
Nymox Pharmaceutical Corp.*	989	3,511
OPKO Health, Inc. (x)*	63,612	216,917
Orgenesis, Inc. (x)*	1,963	11,935
ORIC Pharmaceuticals, Inc. (x)*	175	5,903
Passage Bio, Inc.*	926	25,308
PDL BioPharma, Inc.*	17,576	51,146
Precigen, Inc. (x)*	2,701	13,478
Precision BioSciences, Inc.*	755	6,289
Principia Biopharma, Inc.*	364	21,764
Prothena Corp. plc*	4,739	49,570
Rubius Therapeutics, Inc. (x)*	5,224	31,240
Savara, Inc. (x)*	8,601	21,416
Selecta Biosciences, Inc.*	4,953	14,067
Solid Biosciences, Inc.*	4,375	12,819
Spectrum Pharmaceuticals, Inc.*	17,900	60,502
Spero Therapeutics, Inc.*	211	2,855
Sutro Biopharma, Inc.*	86	667
TCR2 Therapeutics, Inc.*	2,649	40,689
TG Therapeutics, Inc.*	2,151	41,901
Turning Point Therapeutics, Inc.*	275	17,762
UroGen Pharma Ltd. (x)*	1,324	34,583
Vanda Pharmaceuticals, Inc.*	8,892	101,724
Vaxart, Inc.*	1,315	11,638
VBI Vaccines, Inc.*	6,294	19,511
Verastem, Inc. (x)*	14,148	24,335
Vericel Corp.*	674	9,315
Viking Therapeutics, Inc. (x)*	10,252	73,917
X4 Pharmaceuticals, Inc.*	2,883	26,870
XBiotech, Inc.*	2,130	29,202
Xencor, Inc.*	419	13,571
XOMA Corp. (x)*	159	3,142
Zentalis Pharmaceuticals, Inc.*	167	8,019
ZIOPHARM Oncology, Inc. (x)*	12,127	39,777

		4,026,261

Health Care Equipment & Supplies (0.5%)
Alphatec Holdings, Inc.*	1,507	7,083
AngioDynamics, Inc.*	6,239	63,451
Apyx Medical Corp.*	5,285	29,332
Aspira Women’s Health, Inc. (x)*	1,032	3,963
Avanos Medical, Inc.*	7,841	230,447
CryoLife, Inc.*	992	19,017
FONAR Corp.*	1,144	24,447
Heska Corp.*	702	65,405
Inogen, Inc.*	910	32,323
Integer Holdings Corp.*	1,925	140,621
IntriCon Corp.*	1,567	21,186
Invacare Corp.	5,743	36,583
LeMaitre Vascular, Inc.	481	12,698
LivaNova plc*	2,280	109,736
Meridian Bioscience, Inc.*	1,031	24,012
Milestone Scientific, Inc.*	1,664	3,245
Misonix, Inc.*	1,563	21,210
Natus Medical, Inc.*	3,587	78,268
OraSure Technologies, Inc.*	3,690	42,915
Orthofix Medical, Inc.*	3,122	99,904
Retractable Technologies, Inc.*	599	4,205
Rockwell Medical, Inc. (x)*	2,563	4,998
RTI Surgical Holdings, Inc.*	9,188	29,218
SeaSpine Holdings Corp.*	4,502	47,136
Sientra, Inc. (x)*	2,202	8,522
Utah Medical Products, Inc.	115	10,191
Varex Imaging Corp.*	5,926	89,779
Venus Concept, Inc. (x)*	1,794	6,261
ViewRay, Inc. (x)*	12,700	28,448
VolitionRX Ltd. (x)*	903	3,513

		1,298,117

Health Care Providers & Services (0.7%)
American Renal Associates Holdings, Inc.*	1,059	6,905
Brookdale Senior Living, Inc.*	30,883	91,105
Community Health Systems, Inc.*	14,746	44,385
Covetrus, Inc.*	16,110	288,208
Cross Country Healthcare, Inc.*	5,633	34,699
Enzo Biochem, Inc.*	6,008	13,458
Five Star Senior Living, Inc. (x)*	3,784	14,758
Hanger, Inc.*	5,274	87,337
Magellan Health, Inc.*	2,110	153,988
MEDNAX, Inc.*	13,652	233,449
National HealthCare Corp.	1,993	126,436
Option Care Health, Inc.*	146	2,026
Owens & Minor, Inc.	9,727	74,120
Patterson Cos., Inc.	13,938	306,636
Tenet Healthcare Corp.*	15,435	279,528
Tivity Health, Inc.*	4,000	45,320
Triple-S Management Corp., Class B*	3,588	68,244

		1,870,602

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	25,310	171,349
Computer Programs and Systems, Inc.	1,966	44,805
Evolent Health, Inc., Class A*	9,864	70,232
HealthStream, Inc.*	4,065	89,958
NextGen Healthcare, Inc.*	9,192	100,928

		477,272

Life Sciences Tools & Services (0.0%)
Fluidigm Corp.*	9,799	39,294
Harvard Bioscience, Inc.*	7,041	21,827
NanoString Technologies, Inc.*	734	21,543
Pacific Biosciences of California, Inc.*	3,723	12,844

		95,508

Pharmaceuticals (0.3%)
AcelRx Pharmaceuticals, Inc. (x)*	10,266	12,422
AMAG Pharmaceuticals, Inc. (x)*	4,667	35,703
ANI Pharmaceuticals, Inc.*	754	24,384
Aytu BioScience, Inc.*	2,310	3,280
Cassava Sciences, Inc.*	3,479	10,715
CorMedix, Inc. (x)*	729	4,593
Cymabay Therapeutics, Inc.*	10,584	36,938
Endo International plc*	20,420	70,041
Evolus, Inc. (x)*	2,536	13,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Intra-Cellular Therapies, Inc.*	5,436	$139,542
Lannett Co., Inc.*	4,799	34,841
Mallinckrodt plc (x)*	14,625	39,195
Menlo Therapeutics, Inc. (x)*	16,217	28,055
MyoKardia, Inc.*	983	94,977
NGM Biopharmaceuticals, Inc. (x)*	164	3,237
Osmotica Pharmaceuticals plc (x)*	986	6,636
Phibro Animal Health Corp., Class A	142	3,730
Prestige Consumer Healthcare, Inc.*	5,224	196,213
Revance Therapeutics, Inc.*	2,026	49,475
Strongbridge Biopharma plc*	1,120	4,234
Supernus Pharmaceuticals, Inc.*	6,282	149,198
TherapeuticsMD, Inc. (x)*	8,084	10,105
Theravance Biopharma, Inc.*	922	19,353
Xeris Pharmaceuticals, Inc.*	951	2,530

		992,838

Total Health Care		8,760,598

Industrials (14.5%)
Aerospace & Defense (0.4%)
AAR Corp.	5,583	115,400
Astronics Corp.*	4,025	42,504
Cubic Corp.	4,593	220,602
Ducommun, Inc.*	1,833	63,917
Maxar Technologies, Inc. (x)	9,998	179,564
Moog, Inc., Class A	4,894	259,284
National Presto Industries, Inc.	810	70,786
Park Aerospace Corp.	3,135	34,924
Parsons Corp.*	948	34,355
Triumph Group, Inc.	5,087	45,834
Vectrus, Inc.*	1,221	59,988

		1,127,158

Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	3,983	171,389
Echo Global Logistics, Inc.*	4,394	94,998
Forward Air Corp.	1,795	89,427
Hub Group, Inc., Class A*	5,386	257,774
Radiant Logistics, Inc.*	7,059	27,742

		641,330

Airlines (0.3%)
Allegiant Travel Co.	1,899	207,390
Hawaiian Holdings, Inc.	7,590	106,564
Mesa Air Group, Inc.*	5,591	19,233
SkyWest, Inc.	8,104	264,352
Spirit Airlines, Inc. (x)*	14,216	253,045

		850,584

Building Products (0.5%)
American Woodmark Corp.*	2,791	211,139
Apogee Enterprises, Inc.	3,685	84,902
Builders FirstSource, Inc.*	1,879	38,895
Caesarstone Ltd.	3,815	45,208
Cornerstone Building Brands, Inc.*	4,678	28,349
Gibraltar Industries, Inc.*	4,164	199,914
Griffon Corp.	6,146	113,824
Insteel Industries, Inc.	3,178	60,605
JELD-WEN Holding, Inc.*	11,222	180,786
Patrick Industries, Inc.	246	15,068
PGT Innovations, Inc.*	6,090	95,491
Quanex Building Products Corp.	5,556	77,117
Resideo Technologies, Inc.*	20,392	238,994
UFP Industries, Inc.	1,585	78,473

		1,468,765

Commercial Services & Supplies (3.3%)
ABM Industries, Inc.	10,974	398,356
ACCO Brands Corp.	15,465	109,801
Advanced Disposal Services, Inc.*	895	27,002
Brady Corp., Class A	2,038	95,419
BrightView Holdings, Inc.*	5,122	57,366
Casella Waste Systems, Inc., Class A*	938	48,889
CECO Environmental Corp.*	4,940	32,555
Cimpress plc*	1,988	151,764
Civeo Corp.*	3,608,000	2,224,332
CompX International, Inc.	265	3,662
Covanta Holding Corp.	11,986	114,946
Deluxe Corp.	6,914	162,756
Ennis, Inc.	4,328	78,510
Harsco Corp.*	12,942	174,846
Heritage-Crystal Clean, Inc.*	2,626	45,850
Herman Miller, Inc.	9,708	229,206
HNI Corp.	7,032	214,968
IAA, Inc.*	35,150	1,355,736
Interface, Inc.	8,180	66,585
KAR Auction Services, Inc.	116,389	1,601,513
Kimball International, Inc., Class B	6,109	70,620
Knoll, Inc.	8,373	102,067
Matthews International Corp., Class A	5,112	97,639
McGrath RentCorp	1,752	94,626
Mobile Mini, Inc.	5,480	161,660
NL Industries, Inc.	1,334	4,549
PICO Holdings, Inc.*	2,626	22,137
Pitney Bowes, Inc.	17,359	45,133
Quad/Graphics, Inc.	6,119	19,887
Ritchie Bros Auctioneers, Inc.	18,250	745,513
SP Plus Corp.*	3,879	80,334
Steelcase, Inc., Class A	14,267	172,060
Team, Inc.*	4,975	27,711
UniFirst Corp.	2,332	417,311
US Ecology, Inc.	5,143	174,245
Viad Corp.	3,431	65,258
VSE Corp.	1,519	47,681

		9,542,493

Construction & Engineering (0.9%)
Aegion Corp.*	5,118	81,223
API Group Corp. (m)*	22,985	279,268
Arcosa, Inc.	7,965	336,123
Argan, Inc.	2,464	116,744
Comfort Systems USA, Inc.	4,215	171,761
Concrete Pumping Holdings, Inc. (x)*	4,198	14,609
Construction Partners, Inc., Class A (x)*	1,844	32,749
Dycom Industries, Inc.*	1,472	60,190
EMCOR Group, Inc.	8,134	537,983
Fluor Corp.	5,420	65,474
Granite Construction, Inc.	6,949	133,004
Great Lakes Dredge & Dock Corp.*	10,642	98,545
IES Holdings, Inc.*	983	22,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
MasTec, Inc.*	8,655	$388,350
MYR Group, Inc.*	1,064	33,952
Northwest Pipe Co.*	1,583	39,686
NV5 Global, Inc.*	191	9,708
Primoris Services Corp.	3,559	63,208
Sterling Construction Co., Inc.*	4,055	42,456
Tutor Perini Corp.*	6,876	83,750
WillScot Corp.*	4,105	50,450

		2,662,009

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	213	7,519
American Superconductor Corp.*	3,940	32,032
AZZ, Inc.	4,319	148,228
Bloom Energy Corp., Class A (x)*	1,126	12,251
Encore Wire Corp.	3,373	164,670
EnerSys	6,323	407,074
FuelCell Energy, Inc. (x)*	12,926	29,213
LSI Industries, Inc.	4,604	29,788
Powell Industries, Inc.	1,531	41,934
Preformed Line Products Co.	515	25,755
Thermon Group Holdings, Inc.*	5,519	80,412
Ultralife Corp.*	1,097	7,690

		986,566

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	5,449	117,208

Machinery (4.2%)
Alamo Group, Inc.	332	34,076
Albany International Corp., Class A	928	54,483
Altra Industrial Motion Corp.	10,580	337,079
Astec Industries, Inc.	3,712	171,903
Barnes Group, Inc.	7,714	305,166
Blue Bird Corp.*	1,731	25,948
Chart Industries, Inc.*	5,938	287,934
CIRCOR International, Inc.*	3,373	85,944
Colfax Corp.*	58,000	1,618,200
Columbus McKinnon Corp.	3,863	129,217
Douglas Dynamics, Inc.	361	12,678
Eastern Co. (The)	970	17,334
Enerpac Tool Group Corp.	5,665	99,704
EnPro Industries, Inc.	3,425	168,818
ESCO Technologies, Inc.	367	31,022
ExOne Co. (The) (x)*	745	6,370
Federal Signal Corp.	854	25,389
Franklin Electric Co., Inc.	587	30,829
Gencor Industries, Inc.*	1,563	19,756
Gorman-Rupp Co. (The)	2,423	75,307
Graham Corp.	1,670	21,276
Greenbrier Cos., Inc. (The)	5,367	122,099
Helios Technologies, Inc.	2,739	102,028
Hillenbrand, Inc.	12,157	329,090
Hurco Cos., Inc.	939	26,264
Hyster-Yale Materials Handling, Inc.	1,685	65,142
Kennametal, Inc.	13,605	390,600
L B Foster Co., Class A*	1,708	21,811
Luxfer Holdings plc	4,599	65,076
Lydall, Inc.*	2,879	39,039
Manitowoc Co., Inc. (The)*	5,775	62,832
Mayville Engineering Co., Inc.*	1,562	12,340
Meritor, Inc.*	2,781	55,064
Miller Industries, Inc.	1,710	50,907
Mueller Industries, Inc.	9,203	244,616
Mueller Water Products, Inc., Class A	24,295	229,102
Navistar International Corp.*	8,221	231,832
NN, Inc.	6,952	32,952
Oshkosh Corp.	65,100	4,662,462
Park-Ohio Holdings Corp.	1,439	23,873
REV Group, Inc.	4,146	25,291
Rexnord Corp.	16,082	468,790
SPX Corp.*	1,881	77,403
SPX FLOW, Inc.*	7,001	262,117
Standex International Corp.	2,051	118,035
Terex Corp.	11,097	208,291
TriMas Corp.*	7,159	171,458
Wabash National Corp.	8,889	94,401
Watts Water Technologies, Inc., Class A	2,512	203,472
Welbilt, Inc.*	15,706	95,650

		12,050,470

Marine (2.4%)
Clarkson plc	153,059	4,267,991
Costamare, Inc.	8,605	47,844
Eagle Bulk Shipping, Inc.*	7,739	16,948
Genco Shipping & Trading Ltd. (x)	3,060	19,217
Matson, Inc.	7,055	205,301
Pangaea Logistics Solutions Ltd.	2,843	7,136
Safe Bulkers, Inc.*	8,035	9,803
Scorpio Bulkers, Inc.	917	14,030
Stolt-Nielsen Ltd.	247,000	2,246,084

		6,834,354

Professional Services (0.5%)
Acacia Research Corp.*	6,824	27,910
ASGN, Inc.*	1,475	98,353
Barrett Business Services, Inc.	1,179	62,640
BG Staffing, Inc.	1,754	19,855
CBIZ, Inc.*	7,032	168,557
CRA International, Inc.	375	14,812
GP Strategies Corp.*	2,377	20,395
Heidrick & Struggles International, Inc.	3,135	67,779
Huron Consulting Group, Inc.*	3,416	151,158
ICF International, Inc.	1,532	99,320
Insperity, Inc.	3,007	194,643
Kelly Services, Inc., Class A	5,657	89,465
Korn Ferry	9,019	277,154
Mistras Group, Inc.*	3,601	14,224
Resources Connection, Inc.	5,205	62,304
TrueBlue, Inc.*	6,006	91,712
Willdan Group, Inc.*	630	15,756

		1,476,037

Road & Rail (0.2%)
ArcBest Corp.	4,210	111,607
Covenant Transportation Group, Inc., Class A*	2,199	31,732
Heartland Express, Inc.	7,521	156,587
Hertz Global Holdings, Inc. (x)*	14,890	20,995
Marten Transport Ltd.	3,178	79,958
PAM Transportation Services, Inc.*	346	10,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Logistics Holdings, Inc.	555	$9,646
US Xpress Enterprises, Inc., Class A*	4,028	24,168
Werner Enterprises, Inc.	1,063	46,272

		491,605

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc. (x)*	3,081	23,939
Applied Industrial Technologies, Inc.	3,843	239,765
Beacon Roofing Supply, Inc.*	8,979	236,776
BMC Stock Holdings, Inc.*	11,046	277,696
CAI International, Inc.*	2,360	39,318
DXP Enterprises, Inc.*	2,789	55,529
Foundation Building Materials, Inc.*	2,636	41,148
GATX Corp.	5,709	348,135
General Finance Corp.*	2,145	14,393
GMS, Inc.*	6,894	169,523
H&E Equipment Services, Inc.	5,365	99,145
Herc Holdings, Inc.*	3,838	117,942
Kaman Corp.	4,096	170,394
Lawson Products, Inc.*	366	11,807
MRC Global, Inc.*	13,260	78,367
Nesco Holdings, Inc.*	2,845	11,437
NOW, Inc.*	18,144	156,583
Rush Enterprises, Inc., Class A	4,438	183,999
Rush Enterprises, Inc., Class B	807	28,778
Systemax, Inc.	813	16,699
Textainer Group Holdings Ltd.*	9,002	73,636
Titan Machinery, Inc.*	3,128	33,970
Triton International Ltd.	8,397	253,925
Veritiv Corp.*	2,250	38,160
WESCO International, Inc.*	8,054	282,776
Willis Lease Finance Corp.*	593	14,398

		3,018,238

Transportation Infrastructure (0.1%)
Braemar Shipping Services plc	190,858	286,108

Total Industrials		41,552,925

Information Technology (5.4%)
Communications Equipment (0.7%)
ADTRAN, Inc.	8,034	87,812
Applied Optoelectronics, Inc. (x)*	3,329	36,186
CalAmp Corp.*	2,225	17,822
Comtech Telecommunications Corp.	4,121	69,604
DASAN Zhone Solutions, Inc.*	2,269	20,262
Digi International, Inc.*	4,925	57,376
EchoStar Corp., Class A*	27,000	754,920
Harmonic, Inc.*	14,879	70,675
Infinera Corp.*	13,121	77,677
InterDigital, Inc.	3,384	191,636
KVH Industries, Inc.*	2,300	20,539
NETGEAR, Inc.*	4,846	125,463
NetScout Systems, Inc.*	11,636	297,416
PCTEL, Inc.*	3,026	20,214
Plantronics, Inc. (x)	3,874	56,870
Ribbon Communications, Inc.*	10,987	43,179

		1,947,651

Electronic Equipment, Instruments & Components (1.0%)
Arlo Technologies, Inc.*	12,928	33,354
Bel Fuse, Inc., Class B	1,888	20,258
Belden, Inc.	7,261	236,345
Benchmark Electronics, Inc.	6,066	131,026
CTS Corp.	5,315	106,513
Daktronics, Inc.	6,104	26,552
ePlus, Inc.*	399	28,201
FARO Technologies, Inc.*	212	11,363
Fitbit, Inc., Class A*	12,258	79,187
II-VI, Inc.*	1,799	84,949
Insight Enterprises, Inc.*	4,154	204,377
Kimball Electronics, Inc.*	3,916	53,023
Knowles Corp.*	14,582	222,521
Methode Electronics, Inc.	4,961	155,081
MTS Systems Corp.	3,305	58,135
PC Connection, Inc.	1,738	80,574
Plexus Corp.*	906	63,927
Powerfleet, Inc.*	5,038	23,276
Rogers Corp.*	2,527	314,864
Sanmina Corp.*	11,036	276,341
ScanSource, Inc.*	4,235	102,021
TTM Technologies, Inc.*	16,503	195,726
Vishay Intertechnology, Inc.	21,803	332,932
Vishay Precision Group, Inc.*	2,141	52,626

		2,893,172

IT Services (2.5%)
CACI International, Inc., Class A*	27,000	5,855,760
Cardtronics plc, Class A*	1,714	41,102
Conduent, Inc.*	27,964	66,834
Hackett Group, Inc. (The)	725	9,816
Information Services Group, Inc.*	5,745	11,892
KBR, Inc.	20,407	460,178
LiveRamp Holdings, Inc.*	2,120	90,036
ManTech International Corp., Class A	2,498	171,088
MoneyGram International, Inc. (x)*	10,949	35,146
Perspecta, Inc.	4,013	93,222
PFSweb, Inc. (x)*	1,031	6,887
ServiceSource International, Inc. (x)*	15,781	24,934
StarTek, Inc.*	2,599	13,203
Sykes Enterprises, Inc.*	6,113	169,086
Unisys Corp.*	9,154	99,870

		7,149,054

Semiconductors & Semiconductor Equipment (0.6%)
Alpha & Omega Semiconductor Ltd.*	3,458	37,623
Ambarella, Inc.*	3,703	169,597
Amkor Technology, Inc.*	13,772	169,533
Axcelis Technologies, Inc.*	526	14,649
AXT, Inc.*	5,760	27,418
Cohu, Inc.	6,425	111,410
Diodes, Inc.*	5,749	291,474
DSP Group, Inc.*	148	2,350
GSI Technology, Inc.*	2,590	18,596
MaxLinear, Inc.*	4,510	96,785
NeoPhotonics Corp.*	2,724	24,189
NVE Corp.	116	7,172
Onto Innovation, Inc.*	5,892	200,564
PDF Solutions, Inc.*	501	9,800
Photronics, Inc.*	9,118	101,483
Rambus, Inc.*	18,257	277,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SMART Global Holdings, Inc.*	232	$6,306
SunPower Corp. (x)*	4,201	32,180
Synaptics, Inc.*	335	20,140
Veeco Instruments, Inc.*	8,125	109,606

		1,728,381

Software (0.5%)
Asure Software, Inc.*	1,610	10,352
Cerence, Inc. (x)*	6,044	246,837
Cloudera, Inc.*	17,312	220,209
Digimarc Corp. (x)*	308	4,925
Ebix, Inc. (x)	2,044	45,704
eGain Corp.*	1,861	20,676
GTY Technology Holdings, Inc. (x)*	7,678	31,979
MicroStrategy, Inc., Class A*	495	58,553
Park City Group, Inc.*	2,158	9,128
Rosetta Stone, Inc.*	3,259	54,947
SeaChange International, Inc.*	3,770	5,693
SecureWorks Corp., Class A*	1,394	15,933
Synchronoss Technologies, Inc.*	7,195	25,398
Telenav, Inc.*	3,822	20,983
Verint Systems, Inc.*	5,815	262,722
VirnetX Holding Corp.	4,545	29,542
Xperi Holding Corp.	16,139	238,212

		1,301,793

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp. (x)*	19,224	134,376
Diebold Nixdorf, Inc.*	6,949	42,111
Eastman Kodak Co. (x)*	3,748	8,358
Immersion Corp.*	242	1,508
Intevac, Inc.*	3,391	18,515
Quantum Corp.*	4,482	17,300
Super Micro Computer, Inc.*	5,231	148,508

		370,676

Total Information Technology		15,390,727

Materials (3.8%)
Chemicals (0.9%)
Advanced Emissions Solutions, Inc. (x)	3,146	15,258
AdvanSix, Inc.*	4,699	55,166
AgroFresh Solutions, Inc.*	5,406	16,380
American Vanguard Corp.	4,024	55,370
Amyris, Inc. (x)*	10,993	46,940
Balchem Corp.	399	37,849
Ferro Corp.*	3,707	44,262
FutureFuel Corp.	3,965	47,382
GCP Applied Technologies, Inc.*	1,901	35,321
Hawkins, Inc.	795	33,851
HB Fuller Co.	3,004	133,978
Innospec, Inc.	798	61,646
Intrepid Potash, Inc.*	17,291	17,118
Koppers Holdings, Inc.*	1,461	27,525
Kraton Corp.*	5,248	90,685
Kronos Worldwide, Inc.	3,925	40,859
Livent Corp. (x)*	24,292	149,639
Marrone Bio Innovations, Inc.*	3,564	4,170
Minerals Technologies, Inc.	5,603	262,949
Orion Engineered Carbons SA	4,603	48,746
PolyOne Corp.	14,976	392,821
PQ Group Holdings, Inc.*	5,455	72,224
Rayonier Advanced Materials, Inc.*	11,001	30,913
Sensient Technologies Corp.	4,133	215,577
Stepan Co.	3,254	315,963
Trecora Resources*	3,835	24,045
Tredegar Corp.	4,432	68,253
Trinseo SA	4,401	97,526
Tronox Holdings plc, Class A	9,843	71,067

		2,513,483

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	19,327	310,778
United States Lime & Minerals, Inc.	322	27,190
US Concrete, Inc.*	2,706	67,109

		405,077

Containers & Packaging (0.1%)
Greif, Inc., Class A	4,261	146,621
Greif, Inc., Class B	981	41,035
Myers Industries, Inc.	3,887	56,556
O-I Glass, Inc.	6,084	54,635
Ranpak Holdings Corp.*	5,078	37,780
UFP Technologies, Inc.*	969	42,694

		379,321

Metals & Mining (2.3%)
Alcoa Corp.*	30,703	345,102
Allegheny Technologies, Inc.*	20,911	213,083
Arconic Corp.*	16,364	227,951
Caledonia Mining Corp. plc	991	17,164
Carpenter Technology Corp.	7,837	190,282
Century Aluminum Co.*	8,617	61,439
Cleveland-Cliffs, Inc. (x)	64,735	357,337
Coeur Mining, Inc.*	38,799	197,099
Commercial Metals Co.	19,479	397,372
Gold Resource Corp.	9,871	40,570
Haynes International, Inc.	2,055	48,005
Hecla Mining Co.	83,948	274,510
Kaiser Aluminum Corp.	2,594	190,970
Materion Corp.	2,342	144,010
Novagold Resources, Inc.*	2,308	21,187
Olympic Steel, Inc.	1,726	20,280
Ryerson Holding Corp.*	3,097	17,436
Sandstorm Gold Ltd.*	316,400	3,043,768
Schnitzer Steel Industries, Inc., Class A	4,354	76,805
SunCoke Energy, Inc.	14,370	42,535
TimkenSteel Corp.*	7,637	29,708
United States Steel Corp. (x)	35,986	259,819
Warrior Met Coal, Inc.	8,542	131,461
Wheaton Precious Metals Corp.	2,400	105,720
Worthington Industries, Inc.	6,120	228,276

		6,681,889

Paper & Forest Products (0.4%)
Boise Cascade Co.	5,349	201,176
Clearwater Paper Corp.*	2,695	97,370
Domtar Corp.	9,064	191,341
Neenah, Inc.	2,784	137,697
P H Glatfelter Co.	7,310	117,325
Schweitzer-Mauduit International, Inc.	5,143	171,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Verso Corp., Class A	5,800	$69,368

		986,105

Total Materials		10,965,875

Real Estate (10.5%)
Equity Real Estate Investment Trusts (REITs) (6.8%)
Acadia Realty Trust (REIT)	14,008	181,824
Agree Realty Corp. (REIT)	8,697	571,480
Alexander & Baldwin, Inc. (REIT)	11,947	145,634
Alexander’s, Inc. (REIT)	33	7,950
Alpine Income Property Trust, Inc. (REIT)	1,269	20,634
American Assets Trust, Inc. (REIT)	8,284	230,627
American Finance Trust, Inc. (REIT)	18,122	143,798
Armada Hoffler Properties, Inc. (REIT)	9,430	93,828
Bluerock Residential Growth REIT, Inc. (REIT) (x)	2,849	23,020
BRT Apartments Corp. (REIT)	1,566	16,944
CareTrust REIT, Inc. (REIT)	13,394	229,841
CatchMark Timber Trust, Inc. (REIT), Class A	7,430	65,756
Chatham Lodging Trust (REIT)	7,988	48,887
City Office REIT, Inc. (REIT)	7,912	79,595
Clipper Realty, Inc. (REIT)	836	6,772
Colony Capital, Inc. (REIT)	80,032	192,077
Columbia Property Trust, Inc. (REIT)	18,830	247,426
CoreCivic, Inc. (REIT)	19,731	184,682
CorEnergy Infrastructure Trust, Inc. (REIT)	2,264	20,716
CorePoint Lodging, Inc. (REIT)	6,648	27,988
DiamondRock Hospitality Co. (REIT)	32,978	182,368
Diversified Healthcare Trust (REIT)	38,023	168,252
EastGroup Properties, Inc. (REIT)	344	40,802
Equity Commonwealth (REIT)	42,000	1,352,400
Equity LifeStyle Properties, Inc. (REIT)	72,600	4,536,048
Essential Properties Realty Trust, Inc. (REIT)	14,998	222,570
Farmland Partners, Inc. (REIT) (x)	3,822	26,181
Franklin Street Properties Corp. (REIT)	17,498	89,065
Front Yard Residential Corp. (REIT)	8,467	73,663
GEO Group, Inc. (The) (REIT)	19,390	229,384
Getty Realty Corp. (REIT)	5,581	165,644
Gladstone Commercial Corp. (REIT)	4,447	83,381
Gladstone Land Corp. (REIT)	1,448	22,965
Global Medical REIT, Inc. (REIT)	6,877	77,916
Global Net Lease, Inc. (REIT)	14,835	248,190
Healthcare Realty Trust, Inc. (REIT)	21,885	641,012
Hersha Hospitality Trust (REIT)	5,905	34,013
Independence Realty Trust, Inc. (REIT)	15,666	180,002
Industrial Logistics Properties Trust (REIT)	10,697	219,823
Innovative Industrial Properties, Inc. (REIT) (x)	1,620	142,592
Investors Real Estate Trust (REIT)	2,020	142,390
iStar, Inc. (REIT)	12,291	151,425
Jernigan Capital, Inc. (REIT)	3,838	52,504
Kite Realty Group Trust (REIT)	13,752	158,698
Lexington Realty Trust (REIT)	41,891	441,950
LTC Properties, Inc. (REIT)	4,014	151,207
Macerich Co. (The) (REIT) (x)	23,396	209,862
Mack-Cali Realty Corp. (REIT)	14,968	228,861
Monmouth Real Estate Investment Corp. (REIT)	1,984	28,748
National Health Investors, Inc. (REIT)	4,757	288,845
New Senior Investment Group, Inc. (REIT)	14,124	51,129
NexPoint Residential Trust, Inc. (REIT)	3,069	108,489
Office Properties Income Trust (REIT)	7,884	204,747
One Liberty Properties, Inc. (REIT)	2,605	45,900
Pebblebrook Hotel Trust (REIT)	21,374	291,969
Physicians Realty Trust (REIT)	33,191	581,506
Piedmont Office Realty Trust, Inc. (REIT), Class A	20,695	343,744
PotlatchDeltic Corp. (REIT)	10,732	408,138
Preferred Apartment Communities, Inc. (REIT), Class A	8,040	61,104
QTS Realty Trust, Inc. (REIT), Class A	503	32,237
Retail Opportunity Investments Corp. (REIT)	18,815	213,174
Retail Properties of America, Inc. (REIT), Class A	35,306	258,440
Retail Value, Inc. (REIT)	2,791	34,497
RLJ Lodging Trust (REIT)	26,994	254,823
RPT Realty (REIT)	13,533	94,190
Ryman Hospitality Properties, Inc. (REIT)	1,187	41,070
Sabra Health Care REIT, Inc. (REIT)	33,608	484,963
Safehold, Inc. (REIT) (x)	1,320	75,887
Saul Centers, Inc. (REIT)	341	11,004
Seritage Growth Properties (REIT), Class A (x)*	5,725	65,265
Service Properties Trust (REIT)	9,129	64,725
SITE Centers Corp. (REIT)	25,279	204,760
STAG Industrial, Inc. (REIT)	22,500	659,700
Summit Hotel Properties, Inc. (REIT)	17,281	102,476
Sunstone Hotel Investors, Inc. (REIT)	35,291	287,622
Tanger Factory Outlet Centers, Inc. (REIT)	15,123	107,827
Terreno Realty Corp. (REIT)	6,289	331,053
UMH Properties, Inc. (REIT)	1,540	19,912
Universal Health Realty Income Trust (REIT)	258	20,508
Urban Edge Properties (REIT)	19,135	227,132
Urstadt Biddle Properties, Inc. (REIT), Class A	4,967	59,008
Washington REIT (REIT)	13,546	300,721
Whitestone REIT (REIT)	6,596	47,953
Xenia Hotels & Resorts, Inc. (REIT)	18,723	174,686

		19,400,599

Real Estate Management & Development (3.7%)
Altisource Portfolio Solutions SA*	702	10,347
American Realty Investors, Inc. (x)*	330	2,967
CTO Realty Growth, Inc.	771	30,454
Cushman & Wakefield plc*	12,069	150,380
DREAM Unlimited Corp., Class A	780,760	5,089,306
Forestar Group, Inc.*	2,771	41,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
FRP Holdings, Inc.*	1,023	$41,513
Griffin Industrial Realty, Inc.	196	10,617
Howard Hughes Corp. (The)*	81,100	4,213,145
Kennedy-Wilson Holdings, Inc.	20,060	305,313
Marcus & Millichap, Inc.*	3,534	101,991
Maui Land & Pineapple Co., Inc.*	348	3,863
Newmark Group, Inc., Class A	23,812	115,726
Rafael Holdings, Inc., Class B*	1,692	24,314
RE/MAX Holdings, Inc., Class A	2,983	93,756
Realogy Holdings Corp. (x)	19,019	140,931
RMR Group, Inc. (The), Class A	327	9,637
St Joe Co. (The)*	2,565	49,812
Stratus Properties, Inc.*	1,052	20,840
Tejon Ranch Co.*	3,214	46,282
Transcontinental Realty Investors, Inc.*	301	9,036

		10,512,017

Total Real Estate		29,912,616

Utilities (3.2%)
Electric Utilities (0.8%)
ALLETE, Inc.	8,525	465,550
El Paso Electric Co.	5,788	387,796
MGE Energy, Inc.	4,147	267,523
Otter Tail Corp.	4,277	165,905
PNM Resources, Inc.	12,848	493,877
Portland General Electric Co.	14,570	609,172

		2,389,823

Gas Utilities (1.6%)
Brookfield Infrastructure Corp., Class A (x)	2,621	119,360
Chesapeake Utilities Corp.	123	10,332
New Jersey Resources Corp.	15,413	503,235
Northwest Natural Holding Co.	4,379	244,304
ONE Gas, Inc.	7,518	579,262
RGC Resources, Inc.	515	12,448
Rubis SCA	36,000	1,727,944
South Jersey Industries, Inc.	6,128	153,139
Southwest Gas Holdings, Inc.	8,205	566,555
Spire, Inc.	8,123	533,762

		4,450,341

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	12,121	24,242
Clearway Energy, Inc., Class A	4,418	92,646
Clearway Energy, Inc., Class C	10,273	236,895
Sunnova Energy International, Inc.*	4,772	81,458
TerraForm Power, Inc., Class A	12,903	237,931

		673,172

Multi-Utilities (0.5%)
Avista Corp.	10,870	395,559
Black Hills Corp.	10,180	576,799
NorthWestern Corp.	8,206	447,391
Unitil Corp.	2,337	104,745

		1,524,494

Water Utilities (0.1%)
Artesian Resources Corp., Class A	1,151	41,770
Cadiz, Inc. (x)*	1,146	11,643
California Water Service Group	611	29,145
Consolidated Water Co. Ltd.	2,163	31,212
SJW Group	1,975	122,667

		236,437

Total Utilities		9,274,267

Total Common Stocks (96.0%) (Cost $264,098,592)		274,722,553

MASTER LIMITED PARTNERSHIP:
Industrials (1.7%)
Industrial Conglomerates (1.7%)
Icahn Enterprises LP (Cost $4,557,576)	99,400	4,819,906

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	2,220,755	2,222,754

Total Investment Companies		3,222,754

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
Cantor Fitzgerald & Co., 0.09%, dated 6/30/20, due 7/1/20, repurchase price $1,000,003, collateralized by various U.S. Government Agency Securities, ranging from 0.640% - 9.500%, maturing 12/1/20 - 2/20/70; total market value $1,020,000. (xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $408,000. (xx)	400,000	400,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $400,004, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $444,481. (xx)	400,000	400,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $3,386,230, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $3,453,948. (xx)	$3,386,224	$3,386,224
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $1,000,006, collateralized by various Common Stocks; total market value $1,111,293. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		6,286,224

Total Short-Term Investments (3.3%) (Cost $9,508,851)		9,508,978

Total Investments in Securities (101.0%) (Cost $278,165,019)		289,051,437
Other Assets Less Liabilities (-1.0%)		(2,842,865)

Net Assets (100%)		$286,208,572

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $279,268 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $9,317,593. This was collateralized by $2,349,457 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $7,286,224 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A (x)	189,884	7,441,493	5,194	(3,301)	132	(476,673)	6,966,845	18,998	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	16,293	279,227	58,588	(35,892)	1,951	(18,258)	285,616	3,938	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	6,351	31,861	228,057	—	—	5,490	265,408	225	—

Total		7,752,581	291,839	(39,193)	2,083	(489,441)	7,517,869	23,161	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	39	9/2020	USD	2,803,320	55,410

					55,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$9,675,975	$741,957	$—		$10,417,932
Consumer Discretionary	33,436,002	34,979	—		33,470,981
Consumer Staples	11,591,664	—	—		11,591,664
Energy	50,269,146	1,276,000	—		51,545,146
Financials	51,009,180	830,642	—	(a)	51,839,822
Health Care	8,760,598	—	—		8,760,598
Industrials	34,752,742	6,800,183	—		41,552,925
Information Technology	15,390,727	—	—		15,390,727
Materials	10,965,875	—	—		10,965,875
Real Estate	24,812,693	5,099,923	—		29,912,616
Utilities	7,546,323	1,727,944	—		9,274,267
Futures	55,410	—	—		55,410
Master Limited Partnership
Industrials	4,819,906	—	—		4,819,906
Short-Term Investments
Investment Companies	3,222,754	—	—		3,222,754
Repurchase Agreements	—	6,286,224	—		6,286,224

Total Assets	$266,308,995	$22,797,852	$—		$289,106,847

Total Liabilities	$—	$—	$—		$—

Total	$266,308,995	$22,797,852	$—		$289,106,847

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$55,410	*

Total		$55,410

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$43,477	$43,477

Total	$43,477	$43,477

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$48,708	$48,708

Total	$48,708	$48,708

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,442,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 24%)*	$103,823,053
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 55%)*	$43,555,242

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,724,133
Aggregate gross unrealized depreciation	(53,445,589)

Net unrealized appreciation	$14,278,544

Federal income tax cost of investments in securities and derivative instruments, if applicable	$274,828,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $6,685,398)	$7,517,869
Unaffiliated Issuers (Cost $265,193,397)	275,247,344
Repurchase Agreements (Cost $6,286,224)	6,286,224
Cash	4,194,547
Cash held as collateral at broker for futures	258,800
Due from Custodian	647,944
Dividends, interest and other receivables	313,377
Receivable for securities sold	308,994
Receivable for Portfolio shares sold	49,633
Due from broker for futures variation margin	28,685
Securities lending income receivable	16,667
Other assets	2,470

Total assets	294,872,554

LIABILITIES
Payable for return of collateral on securities loaned	7,286,224
Payable for securities purchased	977,099
Investment management fees payable	171,306
Payable for Portfolio shares redeemed	125,301
Administrative fees payable	30,453
Distribution fees payable – Class IB	14,552
Accrued expenses	59,047

Total liabilities	8,663,982

NET ASSETS	$286,208,572

Net assets were comprised of:
Paid in capital	$272,262,960
Total distributable earnings (loss)	13,945,612

Net assets	$286,208,572

Class IB
Net asset value, offering and redemption price per share, $126,586,157 / 15,842,675 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.99

Class K
Net asset value, offering and redemption price per share, $159,622,415 / 19,984,429 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.99

(x)	Includes value of securities on loan of $9,317,593.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($23,161 of dividend income received from affiliates) (net of $38,618 foreign withholding tax)	$3,394,533
Interest	14,132
Securities lending (net)	78,238

Total income	3,486,903

EXPENSES
Investment management fees	1,016,434
Administrative fees	156,766
Custodian fees	42,035
Professional fees	22,333
Distribution fees – Class IB	21,734
Printing and mailing expenses	18,419
Trustees’ fees	4,053
Miscellaneous	2,621

Gross expenses	1,284,395
Less: Waiver from investment manager	(120,983)

Net expenses	1,163,412

NET INVESTMENT INCOME (LOSS)	2,323,491

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,083 realized gain (loss) from affiliates)	(1,842,043)
Futures contracts	43,477
Foreign currency transactions	(305)

Net realized gain (loss)	(1,798,871)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(489,441) of change in unrealized appreciation (depreciation) from affiliates)	(68,436,048)
Futures contracts	48,708
Foreign currency translations	48

Net change in unrealized appreciation (depreciation)	(68,387,292)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(70,186,163)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(67,862,672)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,323,491	$1,740,243
Net realized gain (loss)	(1,798,871)	11,553,238
Net change in unrealized appreciation (depreciation)	(68,387,292)	52,169,402

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(67,862,672)	65,462,883

Distributions to shareholders:
Class IB	—	(349,889)
Class K	—	(13,530,781)

Total distributions to shareholders	—	(13,880,670)

Tax return of capital:
Class IB	—	(21,211)
Class K	—	(1,036,425)

Total	—	(1,057,636)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [704,938 and 420,371 shares, respectively]	5,706,369	4,378,685
Capital shares issued in connection with merger (Note 8) [74,667 and 0 shares, respectively]	601,081	—
Capital shares exchanged in connection with merger (Note 8) [14,845,477 and 0 shares, respectively]	119,508,507	—
Capital shares issued in reinvestment of dividends and distributions [0 and 36,838 shares, respectively]	—	371,100
Capital shares repurchased [(519,866) and (81,987) shares, respectively]	(4,292,910)	(851,442)

Total Class IB transactions	121,523,047	3,898,343

Class K
Capital shares sold [10,000,040 and 140,443 shares, respectively]	75,692,220	1,444,224
Capital shares issued in reinvestment of dividends and distributions [0 and 1,448,374 shares, respectively]	—	14,567,206
Capital shares exchanged in connection with merger (Note 8) [(14,851,192) and 0 shares, respectively]	(119,508,507)	—
Capital shares repurchased [(2,325,409) and (3,549,266) shares, respectively]	(19,437,635)	(36,327,839)

Total Class K transactions	(63,253,922)	(20,316,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	58,269,125	(16,418,066)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,593,547)	34,106,511
NET ASSETS:
Beginning of period	295,802,119	261,695,608

End of period	$286,208,572	$295,802,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡
Class IB			2019	2018	2017	2016
Net asset value, beginning of period	$10.62		$8.89	$10.55	$9.84	$8.55	$10.00		$9.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	##	0.04	0.07	0.05	0.06	0.03		—	#
Net realized and unrealized gain (loss)	(2.69)		2.23	(1.25)	1.19	2.02	(1.10)		0.41

Total from investment operations	(2.63)		2.27	(1.18)	1.24	2.08	(1.07)		0.41

Less distributions:
Dividends from net investment income	—		(0.06)	(0.04)	(0.02)	(0.03)	—		—	#
Distributions from net realized gains	—		(0.45)	(0.40)	(0.51)	(0.50)	(0.36)		—
Return of capital	—		(0.03)	(0.04)	—	(0.26)	(0.02)		—

Total dividends and distributions	—		(0.54)	(0.48)	(0.53)	(0.79)	(0.38)		—

Net asset value, end of period	$7.99		$10.62	$8.89	$10.55	$9.84	$8.55		$10.20

Total return (b)	(24.76)%		25.84%	(11.44)%	12.80%	24.19%	(10.63)%		4.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$126,586		$7,831	$3,220	$1,957	$418	$166		$—
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.15%	1.18%	1.22%		1.25%
Before waivers (a)(f)	1.24%		1.25%	1.23%	1.26%	1.27%	1.24%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.38	%(aa)	0.37%	0.66%	0.52%	0.61%	0.41	%(l)	0.15	%(l)
Before waivers (a)(f)	1.29	%(aa)	0.27%	0.58%	0.42%	0.52%	0.39	%(l)	0.15	%(l)
Portfolio turnover rate^	17	%(z)	14%	18%	23%	23%	17%		17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.60		$8.88	$10.54	$9.83	$8.54	$9.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	##	0.06	0.10	0.08	0.07	0.05
Net realized and unrealized gain (loss)	(2.69)		2.22	(1.25)	1.18	2.03	(0.90)

Total from investment operations	(2.61)		2.28	(1.15)	1.26	2.10	(0.85)

Less distributions:
Dividends from net investment income	—		(0.07)	(0.06)	(0.04)	(0.04)	(0.02)
Distributions from net realized gains	—		(0.45)	(0.40)	(0.51)	(0.50)	(0.36)
Return of capital	—		(0.04)	(0.05)	—	(0.27)	(0.02)

Total dividends and distributions	—		(0.56)	(0.51)	(0.55)	(0.81)	(0.40)

Net asset value, end of period	$7.99		$10.60	$8.88	$10.54	$9.83	$8.54

Total return (b)	(24.62)%		26.06%	(11.20)%	13.08%	24.54%	(8.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$159,622		$287,972	$258,476	$324,305	$173,256	$149,286
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%	0.90%	0.93%	0.98%
Before waivers (a)(f)	1.00%		1.00%	0.98%	1.01%	1.02%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.86	%(aa)	0.61%	0.88%	0.74%	0.82%	0.48%
Before waivers (a)(f)	1.77	%(aa)	0.51%	0.80%	0.64%	0.73%	0.48%
Portfolio turnover rate^	17	%(z)	14%	18%	23%	23%	17%
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01 and $0.03 for Class IB and Class K respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.22% lower.

See Notes to Financial Statements.

1290 VT SMARTBETA EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	19.0%
Information Technology	15.2
Industrials	13.2
Health Care	13.1
Consumer Staples	11.1
Consumer Discretionary	6.6
Communication Services	6.5
Utilities	6.5
Materials	3.7
Real Estate	3.3
Energy	0.8
Repurchase Agreements	0.5
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$940.40	$5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.46	5.46
Class K
Actual	1,000.00	941.70	4.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.51	4.40

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.09% and 0.88%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.5%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	86,380	$2,611,267
BCE, Inc.	14,700	613,078
Deutsche Telekom AG (Registered)	73,116	1,223,041
Nippon Telegraph & Telephone Corp.	23,300	542,428
Swisscom AG (Registered) (x)	926	484,314
Telenor ASA	45,336	660,477
Telia Co. AB	174,781	652,118
Verizon Communications, Inc.	39,600	2,183,148

		8,969,871

Entertainment (1.0%)
Activision Blizzard, Inc.	16,100	1,221,990
Netflix, Inc.*	900	409,536
Nintendo Co. Ltd.	1,100	489,461
Take-Two Interactive Software, Inc.*	2,900	404,753
Vivendi SA	25,718	659,183

		3,184,923

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	2,299	3,260,097
Facebook, Inc., Class A*	7,700	1,748,439

		5,008,536

Media (0.2%)
Shaw Communications, Inc., Class B	23,100	376,719
WPP plc	48,668	379,797

		756,516

Wireless Telecommunication Services (0.8%)
KDDI Corp.	23,200	695,602
NTT DOCOMO, Inc.	14,900	397,479
Rogers Communications, Inc., Class B	20,600	827,733
T-Mobile US, Inc.*	3,800	395,770

		2,316,584

Total Communication Services		20,236,430

Consumer Discretionary (6.6%)
Auto Components (0.0%)
Sumitomo Electric Industries Ltd.	3,000	34,506

Automobiles (0.5%)
General Motors Co.	43,000	1,087,900
Toyota Motor Corp.	9,100	570,858

		1,658,758

Hotels, Restaurants & Leisure (0.5%)
Aristocrat Leisure Ltd.	19,722	348,786
Domino’s Pizza, Inc.	1,200	443,328
McDonald’s Corp.	3,500	645,645

		1,437,759

Household Durables (0.6%)
DR Horton, Inc.	10,600	587,770
Panasonic Corp.	50,000	435,861
PulteGroup, Inc.	13,100	445,793
Sekisui House Ltd.	24,200	460,714
Sony Corp.	600	41,089

		1,971,227

Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	682	1,881,515
Booking Holdings, Inc.*	700	1,114,638
eBay, Inc.	21,390	1,121,906

		4,118,059

Multiline Retail (0.2%)
Wesfarmers Ltd.	20,118	624,859

Specialty Retail (2.2%)
AutoZone, Inc.*	500	564,060
Home Depot, Inc. (The)	9,100	2,279,641
Industria de Diseno Textil SA	15,270	403,727
Lowe’s Cos., Inc.	8,200	1,107,984
O’Reilly Automotive, Inc.*	1,600	674,672
Ross Stores, Inc.	4,800	409,152
TJX Cos., Inc. (The)	26,000	1,314,560

		6,753,796

Textiles, Apparel & Luxury Goods (1.3%)
adidas AG*	2,170	567,715
Kering SA	822	446,486
LVMH Moet Hennessy Louis Vuitton SE	1,411	618,016
NIKE, Inc., Class B	19,400	1,902,170
VF Corp.	6,900	420,486

		3,954,873

Total Consumer Discretionary		20,553,837

Consumer Staples (11.1%)
Beverages (3.0%)
Brown-Forman Corp., Class B	9,400	598,404
Coca-Cola Co. (The)	58,200	2,600,376
Diageo plc	33,069	1,097,690
Heineken NV	8,960	825,143
Kirin Holdings Co. Ltd.	15,400	324,770
Monster Beverage Corp.*	5,700	395,124
PepsiCo, Inc.	22,583	2,986,828
Pernod Ricard SA	2,577	405,025

		9,233,360

Food & Staples Retailing (1.7%)
Alimentation Couche-Tard, Inc., Class B	20,700	649,086
Costco Wholesale Corp.	6,987	2,118,528
George Weston Ltd.	5,500	402,898
Loblaw Cos. Ltd.	8,000	389,570
Seven & i Holdings Co. Ltd.	11,600	378,554
Sysco Corp.	8,800	481,008
Tesco plc	133,757	377,670
Woolworths Group Ltd.	18,379	473,957

		5,271,271

Food Products (2.2%)
Danone SA	10,826	748,093
General Mills, Inc.	9,600	591,840
Hershey Co. (The)	3,500	453,670
Kellogg Co.	11,200	739,872
McCormick & Co., Inc. (Non-Voting)	2,600	466,466
Mondelez International, Inc., Class A	32,446	1,658,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle SA (Registered)	11,591	$1,280,518
Orkla ASA	50,133	439,435
Tyson Foods, Inc., Class A	7,800	465,738

		6,844,596

Household Products (2.8%)
Church & Dwight Co., Inc.	10,300	796,190
Clorox Co. (The)	4,700	1,031,039
Colgate-Palmolive Co.	16,100	1,179,486
Essity AB, Class B*	12,459	402,229
Henkel AG & Co. KGaA (Preference) (q)	5,011	465,849
Kimberly-Clark Corp.	12,300	1,738,605
Procter & Gamble Co. (The)	24,700	2,953,379

		8,566,777

Personal Products (1.4%)
Estee Lauder Cos., Inc. (The), Class A	4,000	754,720
Kao Corp.	6,500	514,588
L’Oreal SA	2,805	899,255
Unilever NV	29,042	1,540,253
Unilever plc	12,730	686,370

		4,395,186

Total Consumer Staples		34,311,190

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Royal Dutch Shell plc, Class A (x)	15,978	257,958
TC Energy Corp.	22,200	948,438
TOTAL SA (x)	30,584	1,164,933

Total Energy		2,371,329

Financials (19.0%)
Banks (6.4%)
Aozora Bank Ltd.	17,200	299,430
Banco Bilbao Vizcaya Argentaria SA	141,634	486,495
Bank of America Corp.	67,700	1,607,875
Bank of Montreal	30,600	1,628,724
Bank of Nova Scotia (The)	35,900	1,485,609
Barclays plc	307,705	435,332
Canadian Imperial Bank of Commerce	14,100	942,423
Citigroup, Inc.	9,800	500,780
Commonwealth Bank of Australia	15,282	735,973
Hang Seng Bank Ltd.	22,000	371,454
JPMorgan Chase & Co.	2,700	253,962
KeyCorp	37,200	453,096
Mitsubishi UFJ Financial Group, Inc.	146,000	571,032
National Bank of Canada	18,700	847,395
PNC Financial Services Group, Inc. (The)	12,000	1,262,520
Royal Bank of Canada	25,300	1,716,546
Standard Chartered plc	73,567	400,523
Sumitomo Mitsui Financial Group, Inc.	29,000	815,571
Sumitomo Mitsui Trust Holdings, Inc.	12,700	356,431
Svenska Handelsbanken AB, Class A*	45,729	433,491
Toronto-Dominion Bank (The)	47,900	2,137,788
Truist Financial Corp.	38,500	1,445,675
US Bancorp	18,300	673,806

		19,861,931

Capital Markets (4.4%)
ASX Ltd.	10,412	615,255
Bank of New York Mellon Corp. (The)	54,000	2,087,100
BGP Holdings plc (r)*	177,813	—
BlackRock, Inc.	3,000	1,632,270
Brookfield Asset Management, Inc., Class A	7,900	259,997
Charles Schwab Corp. (The)	24,000	809,760
CME Group, Inc.	5,100	828,954
Deutsche Boerse AG	2,807	507,362
Hong Kong Exchanges & Clearing Ltd.	12,200	519,948
Intercontinental Exchange, Inc.	16,500	1,511,400
London Stock Exchange Group plc	4,614	477,290
Moody’s Corp.	3,600	989,028
MSCI, Inc.	2,900	968,078
Nasdaq, Inc.	4,500	537,615
Northern Trust Corp.	7,500	595,050
Raymond James Financial, Inc.	5,500	378,565
T. Rowe Price Group, Inc.	7,400	913,900

		13,631,572

Consumer Finance (0.6%)
American Express Co.	13,100	1,247,120
Synchrony Financial	19,000	421,040

		1,668,160

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	10,700	1,910,057
ORIX Corp.	29,600	364,978

		2,275,035

Insurance (6.9%)
Aegon NV	146,060	434,432
Aflac, Inc.	21,800	785,454
Allianz SE (Registered)	4,580	934,200
Allstate Corp. (The)	11,300	1,095,987
Aon plc, Class A	7,100	1,367,460
Arthur J Gallagher & Co.	8,600	838,414
Assicurazioni Generali SpA	28,717	433,987
Aviva plc	113,202	383,090
Brown & Brown, Inc.	9,500	387,220
Chubb Ltd.	12,100	1,532,102
Gjensidige Forsikring ASA*	24,351	448,539
Hannover Rueck SE	2,335	401,627
Hartford Financial Services Group, Inc. (The)	11,900	458,745
Intact Financial Corp.	5,700	542,499
Legal & General Group plc	254,842	695,918
Manulife Financial Corp.	101,700	1,383,617
Marsh & McLennan Cos., Inc.	17,200	1,846,764
Medibank Pvt Ltd.	185,639	384,069
MetLife, Inc.	16,500	602,580
MS&AD Insurance Group Holdings, Inc.	13,800	378,983
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,606	1,195,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NN Group NV	13,133	$440,416
Progressive Corp. (The)	13,700	1,097,507
Sompo Holdings, Inc.	10,700	367,970
Sun Life Financial, Inc.	14,400	529,181
Tokio Marine Holdings, Inc.	15,000	653,490
Travelers Cos., Inc. (The)	4,800	547,440
Zurich Insurance Group AG	2,783	980,083

		21,147,147

Total Financials		58,583,845

Health Care (13.1%)
Biotechnology (1.2%)
Amgen, Inc.	5,671	1,337,562
CSL Ltd.	3,091	612,800
Regeneron Pharmaceuticals, Inc.*	1,300	810,745
Vertex Pharmaceuticals, Inc.*	3,000	870,930

		3,632,037

Health Care Equipment & Supplies (4.3%)
Abbott Laboratories	16,600	1,517,738
Baxter International, Inc.	13,300	1,145,130
Cochlear Ltd.	268	34,969
Coloplast A/S, Class B	2,818	436,871
Danaher Corp.	7,000	1,237,810
Edwards Lifesciences Corp.*	15,700	1,085,027
Fisher & Paykel Healthcare Corp. Ltd.	22,991	531,669
Hoya Corp.	4,600	440,519
IDEXX Laboratories, Inc.*	2,400	792,384
Koninklijke Philips NV*	8,882	413,605
Medtronic plc	23,200	2,127,440
ResMed, Inc.	3,300	633,600
Smith & Nephew plc	18,929	352,642
Stryker Corp.	8,200	1,477,558
Terumo Corp.	10,900	412,652
West Pharmaceutical Services, Inc.	2,700	613,359

		13,252,973

Health Care Providers & Services (1.3%)
Anthem, Inc.	3,500	920,430
HCA Healthcare, Inc.	4,500	436,770
Humana, Inc.	1,000	387,750
Sonic Healthcare Ltd.	18,926	399,548
UnitedHealth Group, Inc.	6,300	1,858,185

		4,002,683

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	7,000	618,590
Mettler-Toledo International, Inc.*	600	483,330
Thermo Fisher Scientific, Inc.	5,800	2,101,572
Waters Corp.*	2,300	414,920

		3,618,412

Pharmaceuticals (5.1%)
Astellas Pharma, Inc.	3,900	64,922
Chugai Pharmaceutical Co. Ltd.	8,700	465,076
Eli Lilly and Co.	11,000	1,805,980
GlaxoSmithKline plc	48,171	976,037
Johnson & Johnson	19,500	2,742,285
Merck & Co., Inc.	29,100	2,250,303
Novartis AG (Registered)	7,978	693,214
Novo Nordisk A/S, Class B	10,315	667,496
Pfizer, Inc.	63,500	2,076,450
Roche Holding AG	4,192	1,451,403
Sanofi	7,180	730,486
Shionogi & Co. Ltd.	5,300	331,777
Zoetis, Inc.	12,400	1,699,296

		15,954,725

Total Health Care		40,460,830

Industrials (13.2%)
Aerospace & Defense (1.1%)
BAE Systems plc	58,956	352,638
General Dynamics Corp.	4,700	702,462
Lockheed Martin Corp.	4,100	1,496,172
Northrop Grumman Corp.	1,800	553,392
Teledyne Technologies, Inc.*	1,200	373,140

		3,477,804

Air Freight & Logistics (0.6%)
Expeditors International of Washington, Inc.	6,300	479,052
SG Holdings Co. Ltd.	12,000	391,525
United Parcel Service, Inc., Class B	7,600	844,968

		1,715,545

Airlines (0.0%)
Singapore Airlines Ltd.	7,650	20,634

Building Products (0.8%)
Cie de Saint-Gobain*	12,319	442,776
Daikin Industries Ltd.	4,000	643,225
Geberit AG (Registered)	974	486,955
Trane Technologies plc	8,600	765,228

		2,338,184

Commercial Services & Supplies (1.3%)
Cintas Corp.	1,700	452,812
Copart, Inc.*	5,100	424,677
Dai Nippon Printing Co. Ltd.	15,700	359,594
Secom Co. Ltd.	5,100	445,588
Securitas AB, Class B*	29,840	401,529
Waste Connections, Inc.	7,300	684,667
Waste Management, Inc.	10,500	1,112,055

		3,880,922

Construction & Engineering (0.4%)
Ferrovial SA	63	1,675
Kajima Corp.	35,200	419,259
Obayashi Corp.	44,100	412,401
Vinci SA	4,716	433,678

		1,267,013

Electrical Equipment (0.7%)
Eaton Corp. plc	7,600	664,848
Mitsubishi Electric Corp.	31,000	402,546
Rockwell Automation, Inc.	2,800	596,400
Schneider Electric SE	5,258	582,942

		2,246,736

Industrial Conglomerates (1.4%)
3M Co.	11,300	1,762,687
Honeywell International, Inc.	11,100	1,604,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	2,000	$776,520
Sembcorp Industries Ltd.	5,200	6,553
Siemens AG (Registered)	2,355	276,637

		4,427,346

Machinery (2.2%)
Atlas Copco AB, Class A	14,021	592,893
Caterpillar, Inc.	7,800	986,700
Cummins, Inc.	5,000	866,300
Deere & Co.	4,000	628,600
Illinois Tool Works, Inc.	7,700	1,346,345
Kone OYJ, Class B	8,843	607,663
PACCAR, Inc.	6,700	501,495
Parker-Hannifin Corp.	2,700	494,829
Sandvik AB*	24,712	460,920
Volvo AB, Class B*	27,847	435,290

		6,921,035

Professional Services (1.5%)
CoStar Group, Inc.*	600	426,402
IHS Markit Ltd.	11,400	860,700
Recruit Holdings Co. Ltd.	11,400	389,699
SGS SA (Registered)	167	407,499
Teleperformance*	1,970	499,442
Thomson Reuters Corp.	5,500	373,689
Verisk Analytics, Inc.	5,600	953,120
Wolters Kluwer NV	10,351	807,485

		4,718,036

Road & Rail (2.5%)
Canadian National Railway Co.	16,500	1,459,793
Canadian Pacific Railway Ltd.	2,900	737,646
Central Japan Railway Co.	2,500	386,994
CSX Corp.	9,100	634,634
East Japan Railway Co.	10,800	748,438
Hankyu Hanshin Holdings, Inc.	10,500	354,907
Kintetsu Group Holdings Co. Ltd.	8,900	399,742
Nagoya Railroad Co. Ltd. (x)	12,800	361,321
Norfolk Southern Corp.	3,400	596,938
Odakyu Electric Railway Co. Ltd.	2,000	49,159
Tobu Railway Co. Ltd.	10,700	353,634
Union Pacific Corp.	7,000	1,183,490
West Japan Railway Co.	6,800	381,295

		7,647,991

Trading Companies & Distributors (0.7%)
Fastenal Co.	11,300	484,092
Ferguson plc	5,602	458,271
ITOCHU Corp.	34,500	742,962
Toyota Tsusho Corp.	15,500	392,538

		2,077,863

Total Industrials		40,739,109

Information Technology (15.2%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	40,744	1,900,300

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	4,900	469,469
CDW Corp.	3,900	453,102
Corning, Inc.	14,700	380,730
Keyence Corp.	1,000	417,522
Omron Corp.	5,600	375,182

		2,096,005

IT Services (4.8%)
Accenture plc, Class A	9,100	1,953,952
Amadeus IT Group SA	7,638	397,427
Automatic Data Processing, Inc.	12,500	1,861,125
Booz Allen Hamilton Holding Corp.	5,000	388,950
Broadridge Financial Solutions, Inc.	3,500	441,665
CGI, Inc.*	6,700	422,106
Cognizant Technology Solutions Corp., Class A	9,700	551,154
FleetCor Technologies, Inc.*	1,500	377,295
International Business Machines Corp.	3,300	398,541
Jack Henry & Associates, Inc.	2,600	478,478
Mastercard, Inc., Class A	6,700	1,981,190
Nomura Research Institute Ltd.	16,600	452,954
Paychex, Inc.	8,500	643,875
PayPal Holdings, Inc.*	2,900	505,267
VeriSign, Inc.*	3,000	620,490
Visa, Inc., Class A	16,300	3,148,671

		14,623,140

Semiconductors & Semiconductor Equipment (1.7%)
ASML Holding NV	2,489	912,414
Intel Corp.	29,000	1,735,070
Maxim Integrated Products, Inc.	7,400	448,514
Texas Instruments, Inc.	16,522	2,097,798

		5,193,796

Software (5.1%)
Adobe, Inc.*	6,000	2,611,860
Citrix Systems, Inc.	3,500	517,685
Intuit, Inc.	5,000	1,480,950
Microsoft Corp.	33,431	6,803,543
Open Text Corp.	9,300	394,921
Oracle Corp.	38,400	2,122,368
SAP SE	9,396	1,307,882
Synopsys, Inc.*	3,000	585,000

		15,824,209

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	15,649	5,708,755
Canon, Inc. (x)	19,600	389,942
FUJIFILM Holdings Corp.	7,100	303,800
Hewlett Packard Enterprise Co.	44,300	431,039
Seagate Technology plc	7,500	363,075

		7,196,611

Total Information Technology		46,834,061

Materials (3.7%)
Chemicals (2.7%)
Air Liquide SA	2,730	393,363
Air Products and Chemicals, Inc.	4,200	1,014,132
Asahi Kasei Corp.	48,500	394,041
Corteva, Inc.	14,200	380,418
Ecolab, Inc.	8,000	1,591,600
Givaudan SA (Registered)	121	450,068
Koninklijke DSM NV	4,283	592,009
Linde plc	8,200	1,739,302
Sherwin-Williams Co. (The)	900	520,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Shin-Etsu Chemical Co. Ltd.	2,800	$327,316
Sika AG (Registered)	2,133	409,984
Symrise AG	5,479	635,672

		8,447,970

Construction Materials (0.2%)
Vulcan Materials Co.	3,800	440,230

Containers & Packaging (0.2%)
Ball Corp.	6,300	437,787

Metals & Mining (0.6%)
BHP Group Ltd.	23,751	589,423
BHP Group plc	24,398	500,883
Rio Tinto Ltd.	7,384	500,696
Rio Tinto plc	6,776	381,285

		1,972,287

Total Materials		11,298,274

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	2,500	405,625
American Tower Corp. (REIT)	2,000	517,080
AvalonBay Communities, Inc. (REIT)	4,300	664,952
CapitaLand Commercial Trust (REIT)	27,000	32,823
CapitaLand Mall Trust (REIT)	22,000	31,021
Daiwa House REIT Investment Corp. (REIT)	209	492,235
Dexus (REIT)	124,613	794,110
Duke Realty Corp. (REIT)	11,200	396,368
Equity Residential (REIT)	9,300	547,026
Essex Property Trust, Inc. (REIT)	1,700	389,589
Goodman Group (REIT)	57,894	595,832
GPT Group (The) (REIT)	15,408	44,544
Japan Real Estate Investment Corp. (REIT)	69	353,908
Mid-America Apartment Communities, Inc. (REIT)	3,300	378,411
Nippon Building Fund, Inc. (REIT)	69	392,766
Nippon Prologis REIT, Inc. (REIT)	142	431,564
Nomura Real Estate Master Fund, Inc. (REIT)	310	372,332
Prologis, Inc. (REIT)	12,000	1,119,960
Unibail-Rodamco-Westfield (REIT) (x)	8,654	486,777

		8,446,923

Real Estate Management & Development (0.6%)
CapitaLand Ltd.*	18,600	39,066
CBRE Group, Inc., Class A*	9,000	406,980
CK Asset Holdings Ltd.	59,000	350,842
Mitsubishi Estate Co. Ltd.	28,700	426,784
Swiss Prime Site AG (Registered)	4,939	456,226

		1,679,898

Total Real Estate		10,126,821

Utilities (6.5%)
Electric Utilities (2.7%)
Edison International	15,900	863,529
Enel SpA	134,038	1,154,761
Eversource Energy	21,000	1,748,670
Fortis, Inc.	17,300	657,925
Iberdrola SA	155,024	1,795,543
Orsted A/S (m)	4,748	547,586
Red Electrica Corp. SA (x)	31,834	593,386
Terna Rete Elettrica Nazionale SpA	142,171	976,096

		8,337,496

Gas Utilities (0.7%)
APA Group	58,075	447,199
Atmos Energy Corp.	11,900	1,185,002
Hong Kong & China Gas Co. Ltd.	22,360	34,577
Naturgy Energy Group SA	22,794	423,683
Tokyo Gas Co. Ltd.	2,000	47,834

		2,138,295

Independent Power and Renewable Electricity Producers (0.1%)
Uniper SE	12,411	400,536

Multi-Utilities (2.2%)
CMS Energy Corp.	13,500	788,670
Consolidated Edison, Inc.	17,600	1,265,968
E.ON SE	65,563	737,109
National Grid plc	90,171	1,104,163
Public Service Enterprise Group, Inc.	13,800	678,408
Sempra Energy	12,600	1,477,098
WEC Energy Group, Inc.	9,800	858,970

		6,910,386

Water Utilities (0.8%)
American Water Works Co., Inc.	11,600	1,492,456
Essential Utilities, Inc.	8,900	375,936
Severn Trent plc	14,842	455,374

		2,323,766

Total Utilities		20,110,479

Total Common Stocks (99.0%) (Cost $297,881,132)		305,626,205

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $18,240)	3,800	639

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $306,000. (xx)	$300,000	300,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $102,000. (xx)	$100,000	$100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $931,651, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $950,282. (xx)	931,649	931,649
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various Common Stocks; total market value $222,259. (xx)	200,000	200,000

Total Repurchase Agreements		1,531,649

Total Short-Term Investments (0.5%) (Cost $1,531,649)		1,531,649

Total Investments in Securities (99.5%) (Cost $299,431,021)		307,158,493
Other Assets Less Liabilities (0.5%)		1,539,954

Net Assets (100%)		$308,698,447

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $547,586 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $2,620,628. This was collateralized by $1,246,197 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 7/2/20 - 5/15/49 and by cash of $1,531,649 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	2.6%
Canada	6.4
Denmark	0.5
Finland	0.2
France	2.8
Germany	2.8
Hong Kong	0.4
Italy	0.8
Japan	7.5
Malta	0.0 #
Netherlands	1.5
New Zealand	0.2
Norway	0.5
Singapore	0.1
Spain	1.3
Sweden	1.1
Switzerland	2.3
United Kingdom	3.7
United States	64.8
Cash and Other	0.5

100.0%

#	Percent shown is less than 0.05%.

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 1,267, CAD 572,109, CHF 75,976, DKK 3,016, EUR 588,989, GBP 122,928, HKD 9,618, ILS 103,079, JPY 596,482, NOK 2,078, NZD 1,936, SEK 1,073 and SGD 2,153.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$14,052,530	$6,183,900	$—		$20,236,430
Consumer Discretionary	16,001,220	4,552,617	—		20,553,837
Consumer Staples	23,451,791	10,859,399	—		34,311,190
Energy	948,438	1,422,891	—		2,371,329
Financials	43,061,103	15,522,742	—	(a)	58,583,845
Health Care	31,445,144	9,015,686	—		40,460,830
Industrials	25,828,802	14,910,307	—		40,739,109
Information Technology	42,276,938	4,557,123	—		46,834,061
Materials	6,123,534	5,174,740	—		11,298,274
Real Estate	4,825,991	5,300,830	—		10,126,821
Utilities	11,392,632	8,717,847	—		20,110,479
Rights
Communication Services	639	—	—		639
Short-Term Investments
Repurchase Agreements	—	1,531,649	—		1,531,649

Total Assets	$219,408,762	$87,749,731	$—		$307,158,493

Total Liabilities	$—	$—	$—		$—

Total	$219,408,762	$87,749,731	$—		$307,158,493

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,497,480
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,092,310

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,513,011
Aggregate gross unrealized depreciation	(3,810,540)

Net unrealized appreciation	$7,702,471

Federal income tax cost of investments in securities and derivative instruments, if applicable	$299,456,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $297,899,372)	$305,626,844
Repurchase Agreements (Cost $1,531,649)	1,531,649
Foreign cash (Cost $2,084,623)	2,080,704
Dividends, interest and other receivables	1,419,724
Receivable for securities sold	268,000
Receivable for Portfolio shares sold	33,847
Securities lending income receivable	774
Other assets	7,088

Total assets	310,968,630

LIABILITIES
Payable for return of collateral on securities loaned	1,531,649
Payable for securities purchased	268,104
Payable for Portfolio shares redeemed	135,468
Investment management fees payable	72,629
Distribution fees payable – Class IB	59,441
Overdraft payable	43,183
Administrative fees payable	28,243
Due to broker for futures variation margin	2
Accrued expenses	131,464

Total liabilities	2,270,183

NET ASSETS	$308,698,447

Net assets were comprised of:
Paid in capital	$300,340,164
Total distributable earnings (loss)	8,358,283

Net assets	$308,698,447

Class IB
Net asset value, offering and redemption price per share, $285,213,535 / 21,030,738 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.56

Class K
Net asset value, offering and redemption price per share, $23,484,912 / 1,729,038 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.58

(x)	Includes value of securities on loan of $2,620,628.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $62,725 foreign withholding tax)	$733,290
Interest	754
Securities lending (net)	1,421

Total income	735,465

EXPENSES
Investment management fees	206,765
Distribution fees – Class IB	59,789
Administrative fees	28,401
Professional fees	25,626
Custodian fees	12,929
Printing and mailing expenses	10,701
Trustees’ fees	491
Miscellaneous	14,666

Gross expenses	359,368
Less: Waiver from investment manager	(41,633)

Net expenses	317,735

NET INVESTMENT INCOME (LOSS)	417,730

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	141,536
Foreign currency transactions	(5,463)

Net realized gain (loss)	136,073

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,013,685
Foreign currency translations	(3,824)

Net change in unrealized appreciation (depreciation)	1,009,861

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,145,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,563,664

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$417,730	$347,140
Net realized gain (loss)	136,073	533,579
Net change in unrealized appreciation (depreciation)	1,009,861	5,210,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,563,664	6,090,883

Distributions to shareholders:
Class IB	—	(522,441)
Class K	—	(274,298)

Total distributions to shareholders	—	(796,739)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [305,855 and 540,615 shares, respectively]	3,907,299	7,325,213
Capital shares issued in connection with merger (Note 8) [20,056,039 and 0 shares, respectively]	269,145,212	—
Capital shares issued in reinvestment of dividends and distributions [0 and 36,797 shares, respectively]	—	522,441
Capital shares repurchased [(853,300) and (175,213) shares, respectively]	(11,598,547)	(2,338,898)

Total Class IB transactions	261,453,964	5,508,756

Class K
Capital shares sold [12,904 and 37,191 shares, respectively]	148,370	507,754
Capital shares issued in connection with merger (Note 8) [1,740,982 and 0 shares, respectively]	23,396,616	—
Capital shares issued in reinvestment of dividends and distributions [0 and 19,312 shares, respectively]	—	274,298
Capital shares repurchased [(745,006) and (15,039) shares, respectively]	(10,197,593)	(200,638)

Total Class K transactions	13,347,393	581,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	274,801,357	6,090,170

TOTAL INCREASE (DECREASE) IN NET ASSETS	276,365,021	11,384,314
NET ASSETS:
Beginning of period	32,333,426	20,949,112

End of period	$308,698,447	$32,333,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.42		$11.65	$13.04	$11.16	$10.67	$10.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.16	0.17	0.15	0.15	0.14
Net realized and unrealized gain (loss)	(0.95	)†	2.97	(0.92)	2.26	0.48	(0.02)

Total from investment operations	(0.86)		3.13	(0.75)	2.41	0.63	0.12

Less distributions:
Dividends from net investment income	—		(0.16)	(0.16)	(0.16)	(0.14)	(0.13)
Distributions from net realized gains	—		(0.20)	(0.48)	(0.37)	— #	(0.02)

Total dividends and distributions	—		(0.36)	(0.64)	(0.53)	(0.14)	(0.15)

Net asset value, end of period	$13.56		$14.42	$11.65	$13.04	$11.16	$10.67

Total return (b)	(5.96)%		26.90%	(6.03)%	21.65%	5.93%	1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$285,214		$21,947	$13,044	$10,478	$7,439	$6,347
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.09%		1.15%	1.15%	1.16%	1.23%	1.25%
Before waivers and reimbursements (a)(f)	1.21%		1.48%	1.61%	1.72%	1.79%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.34%		1.21%	1.28%	1.23%	1.35%	1.24%
Before waivers and reimbursements (a)(f)	1.21%		0.88%	0.82%	0.68%	0.79%	0.58%
Portfolio turnover rate^	8	%(z)	29%	47%	42%	27%	28%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.42		$11.65	$13.04	$11.15	$10.67	$10.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.20	0.20	0.19	0.18	0.16
Net realized and unrealized gain (loss)	(0.94	)†	2.96	(0.92)	2.26	0.47	(0.01)

Total from investment operations	(0.84)		3.16	(0.72)	2.45	0.65	0.15

Less distributions:
Dividends from net investment income	—		(0.19)	(0.19)	(0.19)	(0.17)	(0.16)
Distributions from net realized gains	—		(0.20)	(0.48)	(0.37)	— #	(0.02)

Total dividends and distributions	—		(0.39)	(0.67)	(0.56)	(0.17)	(0.18)

Net asset value, end of period	$13.58		$14.42	$11.65	$13.04	$11.15	$10.67

Total return (b)	(5.83)%		27.20%	(5.80)%	22.04%	6.20%	1.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,485		$10,387	$7,905	$8,280	$7,013	$6,709
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%		0.90%	0.90%	0.92%	0.98%	1.00%
Before waivers and reimbursements (a)(f)	1.06%		1.24%	1.35%	1.46%	1.53%	1.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.54%		1.48%	1.54%	1.50%	1.61%	1.50%
Before waivers and reimbursements (a)(f)	1.35%		1.15%	1.09%	0.96%	1.06%	0.84%
Portfolio turnover rate^	8	%(z)	29%	47%	42%	27%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	32.6%
Communication Services	13.2
Health Care	11.1
Consumer Discretionary	8.8
Industrials	8.1
Financials	7.9
Consumer Staples	7.9
Real Estate	3.5
Materials	3.1
Utilities	1.9
Energy	1.8
Investment Company	0.0	#
Repurchase Agreements	0.0	#
Cash and Other	0.1

	100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$988.06	$4.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.21	4.70
Class IB
Actual	1,000.00	988.53	4.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.21	4.70

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.94% and 0.94%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.2%)
Diversified Telecommunication Services (1.7%)
CenturyLink, Inc.	10,590	$106,217
Liberty Global plc, Class A*	1,935	42,299
Liberty Global plc, Class C*	4,711	101,334
Verizon Communications, Inc.	47,360	2,610,957

		2,860,807

Entertainment (1.6%)
Electronic Arts, Inc.*	3,318	438,142
Walt Disney Co. (The)	20,673	2,305,246

		2,743,388

Interactive Media & Services (9.7%)
Alphabet, Inc., Class A*	3,436	4,872,420
Alphabet, Inc., Class C*	3,514	4,967,425
Facebook, Inc., Class A*	27,553	6,256,460

		16,096,305

Media (0.2%)
Discovery, Inc., Class A*	1,873	39,521
Discovery, Inc., Class C*	3,793	73,053
John Wiley & Sons, Inc., Class A	555	21,645
New York Times Co. (The), Class A	1,607	67,542
Omnicom Group, Inc.	2,500	136,500
Scholastic Corp.	385	11,527

		349,788

Total Communication Services		22,050,288

Consumer Discretionary (8.8%)
Auto Components (0.2%)
Aptiv plc	2,955	230,254
Autoliv, Inc.	979	63,155
BorgWarner, Inc.	2,326	82,108

		375,517

Automobiles (1.1%)
Harley-Davidson, Inc.	1,679	39,910
Tesla, Inc.*	1,690	1,824,879

		1,864,789

Distributors (0.1%)
LKQ Corp.*	3,346	87,665
Pool Corp.	455	123,701

		211,366

Hotels, Restaurants & Leisure (2.2%)
Aramark	2,600	58,682
Choice Hotels International, Inc.	403	31,797
Darden Restaurants, Inc.	1,452	110,018
Domino’s Pizza, Inc.	447	165,140
Hilton Worldwide Holdings, Inc.	3,181	233,644
Jack in the Box, Inc.	252	18,671
Marriott International, Inc., Class A	3,159	270,821
McDonald’s Corp.	8,541	1,575,558
Royal Caribbean Cruises Ltd.	2,070	104,121
Starbucks Corp.	13,448	989,638
Vail Resorts, Inc.	455	82,878

		3,640,968

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	383	4,531
Garmin Ltd.	1,637	159,607
La-Z-Boy, Inc.	547	14,802
Meritage Homes Corp.*	417	31,742
Mohawk Industries, Inc.*	720	73,267
Newell Brands, Inc.	4,431	70,364
Whirlpool Corp.	713	92,355

		446,668

Internet & Direct Marketing Retail (0.5%)
Booking Holdings, Inc.*	470	748,400

Leisure Products (0.1%)
Callaway Golf Co.	903	15,811
Hasbro, Inc.	1,484	111,226
Mattel, Inc. (x)*	4,128	39,918

		166,955

Multiline Retail (0.0%)
Kohl’s Corp.	1,798	37,344
Nordstrom, Inc. (x)	1,271	19,688

		57,032

Specialty Retail (3.2%)
AutoNation, Inc.*	599	22,511
Best Buy Co., Inc.	2,663	232,400
Buckle, Inc. (The)	330	5,174
CarMax, Inc.*	1,887	168,981
Foot Locker, Inc.	1,269	37,004
GameStop Corp., Class A (x)*	1,036	4,496
Gap, Inc. (The)	2,690	33,948
Home Depot, Inc. (The)	12,492	3,129,371
Lowe’s Cos., Inc.	8,776	1,185,813
Office Depot, Inc.	6,474	15,214
Signet Jewelers Ltd.	653	6,706
Tiffany & Co.	1,243	151,571
Tractor Supply Co.	1,344	177,126
Ulta Beauty, Inc.*	621	126,324

		5,296,639

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	1,531	23,930
Columbia Sportswear Co.	318	25,624
Deckers Outdoor Corp.*	331	65,005
Hanesbrands, Inc.	4,203	47,452
NIKE, Inc., Class B	14,233	1,395,546
PVH Corp.	788	37,863
Under Armour, Inc., Class A*	2,229	21,710
Under Armour, Inc., Class C*	2,145	18,962
VF Corp.	3,841	234,071
Wolverine World Wide, Inc.	958	22,810

		1,892,973

Total Consumer Discretionary		14,701,307

Consumer Staples (7.9%)
Beverages (2.5%)
Coca-Cola Co. (The)	46,686	2,085,930
PepsiCo, Inc.	15,922	2,105,844

		4,191,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.4%)
Kroger Co. (The)	9,167	$310,303
Sysco Corp.	5,530	302,270
United Natural Foods, Inc.*	686	12,492

		625,065

Food Products (1.8%)
Archer-Daniels-Midland Co.	6,347	253,245
Bunge Ltd.	1,559	64,122
Campbell Soup Co.	2,069	102,685
Darling Ingredients, Inc.*	1,955	48,132
General Mills, Inc.	6,931	427,296
Hain Celestial Group, Inc. (The)*	958	30,187
Hormel Foods Corp.	3,370	162,670
Ingredion, Inc.	785	65,155
J M Smucker Co. (The)	1,306	138,188
Kellogg Co.	2,957	195,339
Kraft Heinz Co. (The)	7,734	246,637
Lamb Weston Holdings, Inc.	1,656	105,868
McCormick & Co., Inc. (Non-Voting)	1,408	252,609
Mondelez International, Inc., Class A	16,414	839,248

		2,931,381

Household Products (2.9%)
Clorox Co. (The)	1,434	314,577
Colgate-Palmolive Co.	9,308	681,904
Kimberly-Clark Corp.	3,918	553,809
Procter & Gamble Co. (The)	28,286	3,382,157

		4,932,447

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	2,547	480,568

Total Consumer Staples		13,161,235

Energy (1.8%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	7,329	112,793
Core Laboratories NV (x)	556	11,298
National Oilwell Varco, Inc.	4,504	55,174
Schlumberger Ltd.	15,805	290,654
TechnipFMC plc	5,092	34,829

		504,748

Oil, Gas & Consumable Fuels (1.5%)
Apache Corp.	4,443	59,980
Cheniere Energy, Inc.*	2,614	126,308
ConocoPhillips	12,382	520,292
Devon Energy Corp.	4,550	51,597
EQT Corp.	2,850	33,915
Hess Corp.	3,146	162,994
Marathon Oil Corp.	8,730	53,428
Marathon Petroleum Corp.	7,427	277,621
Noble Energy, Inc.	5,666	50,767
Occidental Petroleum Corp.	10,267	187,886
ONEOK, Inc.	4,758	158,061
Phillips 66	5,035	362,017
Pioneer Natural Resources Co.	1,870	182,699
Southwestern Energy Co.*	5,980	15,309
Valero Energy Corp.	4,685	275,572

		2,518,446

Total Energy		3,023,194

Financials (7.9%)
Banks (1.4%)
Bank of Hawaii Corp.	466	28,617
Cathay General Bancorp	850	22,355
CIT Group, Inc.	1,090	22,596
Citizens Financial Group, Inc.	4,907	123,853
Comerica, Inc.	1,585	60,388
First Republic Bank	1,991	211,026
Heartland Financial USA, Inc.	419	14,011
International Bancshares Corp.	656	21,005
KeyCorp	11,328	137,975
M&T Bank Corp.	1,485	154,395
Old National Bancorp	1,687	23,213
People’s United Financial, Inc.	4,879	56,450
PNC Financial Services Group, Inc. (The)‡	4,970	522,894
Regions Financial Corp.	11,006	122,387
Signature Bank	599	64,045
SVB Financial Group*	589	126,947
Truist Financial Corp.	15,385	577,707
Umpqua Holdings Corp.	2,348	24,983
Zions Bancorp NA	1,882	63,988

		2,378,835

Capital Markets (3.6%)
Ameriprise Financial, Inc.	1,414	212,157
Bank of New York Mellon Corp. (The)	9,175	354,614
BlackRock, Inc.‡	1,746	949,981
Charles Schwab Corp. (The)	13,246	446,920
CME Group, Inc.	4,104	667,064
E*TRADE Financial Corp.	2,535	126,066
FactSet Research Systems, Inc.	435	142,884
Franklin Resources, Inc.	3,309	69,390
Intercontinental Exchange, Inc.	6,342	580,927
Invesco Ltd.	4,570	49,173
Legg Mason, Inc.	1,028	51,143
Moody’s Corp.	1,932	530,778
Northern Trust Corp.	2,305	182,879
S&P Global, Inc.	2,792	919,908
State Street Corp.	4,057	257,822
T. Rowe Price Group, Inc.	2,713	335,056
TD Ameritrade Holding Corp.	3,077	111,941

		5,988,703

Consumer Finance (0.5%)
Ally Financial, Inc.	4,236	84,000
American Express Co.	7,864	748,653

		832,653

Diversified Financial Services (0.1%)
Equitable Holdings, Inc.‡	4,728	91,203
Voya Financial, Inc.	1,496	69,789

		160,992

Insurance (2.3%)
Allstate Corp. (The)	3,632	352,268
Arthur J Gallagher & Co.	2,152	209,798
Chubb Ltd.	5,176	655,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	4,135	$159,404
Lincoln National Corp.	2,233	82,152
Loews Corp.	2,975	102,013
Marsh & McLennan Cos., Inc.	5,776	620,169
Principal Financial Group, Inc.	3,148	130,768
Progressive Corp. (The)	6,706	537,218
Prudential Financial, Inc.	4,540	276,486
Travelers Cos., Inc. (The)	2,921	333,140
Willis Towers Watson plc	1,473	290,107

		3,748,908

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	5,150	52,530

Total Financials		13,162,621

Health Care (11.1%)
Biotechnology (3.8%)
AbbVie, Inc.	20,223	1,985,494
Amgen, Inc.	6,754	1,592,998
Biogen, Inc.*	1,994	533,495
BioMarin Pharmaceutical, Inc.*	2,078	256,301
Gilead Sciences, Inc.	14,470	1,113,322
Vertex Pharmaceuticals, Inc.*	2,969	861,930

		6,343,540

Health Care Equipment & Supplies (1.8%)
ABIOMED, Inc.*	513	123,920
Align Technology, Inc.*	865	237,391
Becton Dickinson and Co.	3,106	743,173
Cooper Cos., Inc. (The)	572	162,242
Dentsply Sirona, Inc.	2,536	111,736
Edwards Lifesciences Corp.*	7,185	496,555
Hologic, Inc.*	2,965	169,005
IDEXX Laboratories, Inc.*	978	322,896
ResMed, Inc.	1,648	316,416
Varian Medical Systems, Inc.*	1,042	127,666
West Pharmaceutical Services, Inc.	848	192,640

		3,003,640

Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	1,777	179,068
Cardinal Health, Inc.	3,282	171,288
Centene Corp.*	6,722	427,183
Cigna Corp.	4,265	800,327
DaVita, Inc.*	1,006	79,615
HCA Healthcare, Inc.	3,099	300,789
Henry Schein, Inc.*	1,647	96,168
Humana, Inc.	1,513	586,666
Laboratory Corp. of America Holdings*	1,114	185,046
MEDNAX, Inc.*	946	16,177
Patterson Cos., Inc.	1,019	22,418
Quest Diagnostics, Inc.	1,547	176,296
Select Medical Holdings Corp.*	1,344	19,797

		3,060,838

Health Care Technology (0.2%)
Cerner Corp.	3,574	244,998
Teladoc Health, Inc. (x)*	806	153,817

		398,815

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	3,555	314,155
Bio-Techne Corp.	434	114,607
IQVIA Holdings, Inc.*	2,208	313,271
Mettler-Toledo International, Inc.*	275	221,526
Waters Corp.*	710	128,084

		1,091,643

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	25,853	1,520,157
Jazz Pharmaceuticals plc*	629	69,404
Merck & Co., Inc.	29,055	2,246,823
Zoetis, Inc.	5,435	744,812

		4,581,196

Total Health Care		18,479,672

Industrials (8.1%)
Aerospace & Defense (0.0%)
Spirit AeroSystems Holdings, Inc., Class A	1,233	29,518

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	1,544	122,069
Echo Global Logistics, Inc.*	316	6,832
Expeditors International of Washington, Inc.	1,945	147,898
United Parcel Service, Inc., Class B	8,042	894,109

		1,170,908

Airlines (0.1%)
Delta Air Lines, Inc.	1,713	48,050
Southwest Airlines Co.	1,697	58,003

		106,053

Building Products (0.7%)
A O Smith Corp.	1,524	71,811
Allegion plc	1,055	107,842
Builders FirstSource, Inc.*	1,372	28,400
Fortune Brands Home & Security, Inc.	1,576	100,754
Johnson Controls International plc	8,749	298,691
Lennox International, Inc.	390	90,866
Masco Corp.	3,187	160,019
Owens Corning	1,214	67,693
Trane Technologies plc	2,729	242,826

		1,168,902

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	7,618
Copart, Inc.*	2,421	201,597
Deluxe Corp.	487	11,464
HNI Corp.	507	15,499
Interface, Inc.	734	5,975
Knoll, Inc.	630	7,680
Steelcase, Inc., Class A	1,047	12,627
Tetra Tech, Inc.	638	50,478

		312,938

Construction & Engineering (0.1%)
EMCOR Group, Inc.	663	43,851
Granite Construction, Inc.	585	11,197
Quanta Services, Inc.	1,670	65,514

		120,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.5%)
Acuity Brands, Inc.	430	$41,168
Eaton Corp. plc	4,733	414,043
Rockwell Automation, Inc.	1,320	281,160
Sensata Technologies Holding plc*	1,758	65,450

		801,821

Industrial Conglomerates (0.9%)
3M Co.	6,593	1,028,442
Roper Technologies, Inc.	1,219	473,289

		1,501,731

Machinery (2.5%)
AGCO Corp.	742	41,151
Caterpillar, Inc.	6,299	796,824
Cummins, Inc.	1,721	298,181
Deere & Co.	3,413	536,353
Dover Corp.	1,661	160,386
Flowserve Corp.	1,548	44,149
Fortive Corp.	3,500	236,810
Graco, Inc.	1,881	90,269
Illinois Tool Works, Inc.	3,653	638,727
Lincoln Electric Holdings, Inc.	679	57,199
Meritor, Inc.*	833	16,493
Middleby Corp. (The)*	660	52,100
PACCAR, Inc.	3,953	295,882
Parker-Hannifin Corp.	1,471	269,590
Snap-on, Inc.	597	82,691
Stanley Black & Decker, Inc.	1,761	245,448
Tennant Co.	227	14,757
Timken Co. (The)	772	35,118
Westinghouse Air Brake Technologies Corp.	2,073	119,343
Xylem, Inc.	2,061	133,883

		4,165,354

Professional Services (0.4%)
ASGN, Inc.*	608	40,541
Exponent, Inc.	596	48,234
Heidrick & Struggles International, Inc.	257	5,556
ICF International, Inc.	240	15,559
IHS Markit Ltd.	4,353	328,652
Kelly Services, Inc., Class A	381	6,026
ManpowerGroup, Inc.	638	43,863
Resources Connection, Inc.	406	4,860
Robert Half International, Inc.	1,286	67,939
TransUnion	2,178	189,573
TrueBlue, Inc.*	492	7,513

		758,316

Road & Rail (1.6%)
AMERCO	104	31,428
ArcBest Corp.	182	4,825
Avis Budget Group, Inc. (x)*	735	16,824
CSX Corp.	8,864	618,175
Kansas City Southern	1,101	164,368
Norfolk Southern Corp.	2,954	518,634
Ryder System, Inc.	667	25,019
Union Pacific Corp.	7,909	1,337,175

		2,716,448

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,268	37,140
Applied Industrial Technologies, Inc.	474	29,573
Fastenal Co.	6,559	280,987
H&E Equipment Services, Inc.	391	7,226
HD Supply Holdings, Inc.*	1,823	63,167
United Rentals, Inc.*	853	127,131
WW Grainger, Inc.	525	164,934

		710,158

Total Industrials		13,562,709

Information Technology (32.6%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	48,601	2,266,751
CommScope Holding Co., Inc.*	1,957	16,302
F5 Networks, Inc.*	688	95,962
Motorola Solutions, Inc.	1,955	273,954
Plantronics, Inc. (x)	435	6,386

		2,659,355

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	1,952	116,573
Corning, Inc.	8,680	224,812
Flex Ltd.*	5,673	58,148
Itron, Inc.*	415	27,494
Keysight Technologies, Inc.*	2,161	217,786
TE Connectivity Ltd.	3,836	312,826
Trimble, Inc.*	2,842	122,746

		1,080,385

IT Services (7.8%)
Accenture plc, Class A	7,270	1,561,014
Automatic Data Processing, Inc.	4,944	736,112
Cognizant Technology Solutions Corp., Class A	6,283	357,000
International Business Machines Corp.	10,173	1,228,593
Mastercard, Inc., Class A	10,248	3,030,334
PayPal Holdings, Inc.*	12,762	2,223,523
Visa, Inc., Class A	19,538	3,774,156
Western Union Co. (The)	4,735	102,371

		13,013,103

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.*	13,403	705,132
Analog Devices, Inc.	4,225	518,154
Applied Materials, Inc.	10,528	636,417
Intel Corp.	48,996	2,931,431
Lam Research Corp.	1,667	539,208
Microchip Technology, Inc.	2,728	287,286
NVIDIA Corp.	7,010	2,663,169
Skyworks Solutions, Inc.	1,954	249,838
Texas Instruments, Inc.	10,703	1,358,960

		9,889,595

Software (16.2%)
Adobe, Inc.*	5,522	2,403,782
ANSYS, Inc.*	978	285,312
Autodesk, Inc.*	2,521	602,998
Cadence Design Systems, Inc.*	3,212	308,223
Citrix Systems, Inc.	1,331	196,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fortinet, Inc.*	1,688	$231,712
Intuit, Inc.	2,984	883,831
Microsoft Corp.	82,758	16,842,082
NortonLifeLock, Inc.	6,537	129,629
Oracle Corp.	25,721	1,421,600
Paycom Software, Inc.*	573	177,475
salesforce.com, Inc.*	9,656	1,808,858
ServiceNow, Inc.*	2,174	880,600
Splunk, Inc.*	1,787	355,077
Teradata Corp.*	1,333	27,726
VMware, Inc., Class A*	939	145,414
Workday, Inc., Class A*	1,905	356,921

		27,058,108

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	2,769	152,129
Hewlett Packard Enterprise Co.	14,854	144,529
HP, Inc.	16,427	286,322
Xerox Holdings Corp.	2,047	31,299

		614,279

Total Information Technology		54,314,825

Materials (3.1%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	2,530	610,894
Albemarle Corp. (x)	1,204	92,961
Axalta Coating Systems Ltd.*	2,549	57,480
Ecolab, Inc.	2,920	580,934
HB Fuller Co.	514	22,924
International Flavors & Fragrances, Inc.	979	119,888
Linde plc	6,115	1,297,053
Minerals Technologies, Inc.	445	20,884
Mosaic Co. (The)	4,263	53,330
PPG Industries, Inc.	2,699	286,256
Sherwin-Williams Co. (The)	952	550,113

		3,692,717

Containers & Packaging (0.4%)
Amcor plc	18,194	185,761
Avery Dennison Corp.	949	108,271
Ball Corp.	3,735	259,545
Sealed Air Corp.	1,715	56,338
Sonoco Products Co.	1,176	61,493

		671,408

Metals & Mining (0.5%)
Compass Minerals International, Inc.	398	19,402
Newmont Corp.	9,246	570,848
Nucor Corp.	3,480	144,107
Schnitzer Steel Industries, Inc., Class A	317	5,592

		739,949

Paper & Forest Products (0.0%)
Domtar Corp.	678	14,313

Total Materials		5,118,387

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.3%)
American Tower Corp. (REIT)	5,075	1,312,091
AvalonBay Communities, Inc. (REIT)	1,625	251,290
Boston Properties, Inc. (REIT)	1,683	152,110
Corporate Office Properties Trust (REIT)	1,328	33,652
Digital Realty Trust, Inc. (REIT)	3,010	427,751
Duke Realty Corp. (REIT)	4,160	147,222
Equinix, Inc. (REIT)	979	687,552
Equity Residential (REIT)	4,253	250,161
Federal Realty Investment Trust (REIT)	825	70,298
Healthpeak Properties, Inc. (REIT)	5,863	161,584
Host Hotels & Resorts, Inc. (REIT)	8,094	87,334
Iron Mountain, Inc. (REIT)	3,221	84,068
Macerich Co. (The) (REIT) (x)	1,205	10,809
PotlatchDeltic Corp. (REIT)	737	28,028
Prologis, Inc. (REIT)	8,466	790,132
SBA Communications Corp. (REIT)	1,283	382,231
Simon Property Group, Inc. (REIT)	3,513	240,219
UDR, Inc. (REIT)	3,354	125,373
Vornado Realty Trust (REIT)	1,863	71,185
Weyerhaeuser Co. (REIT)	8,521	191,382

		5,504,472

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	3,841	173,690
Jones Lang LaSalle, Inc.	571	59,076
Realogy Holdings Corp. (x)	1,355	10,040

		242,806

Total Real Estate		5,747,278

Utilities (1.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	2,802	134,048
Eversource Energy	3,774	314,261
FirstEnergy Corp.	6,174	239,428
OGE Energy Corp.	2,371	71,983
PPL Corp.	8,795	227,263

		986,983

Gas Utilities (0.1%)
Atmos Energy Corp.	1,409	140,308
New Jersey Resources Corp.	1,068	34,870
Northwest Natural Holding Co.	324	18,076
UGI Corp.	2,357	74,953

		268,207

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	7,516	108,907
Ormat Technologies, Inc.	494	31,364

		140,271

Multi-Utilities (0.9%)
Avista Corp.	736	26,783
CenterPoint Energy, Inc.	5,837	108,977
CMS Energy Corp.	3,210	187,528
Consolidated Edison, Inc.	3,819	274,701
MDU Resources Group, Inc.	2,355	52,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NiSource, Inc.	4,340	$98,691
Sempra Energy	3,349	392,603
WEC Energy Group, Inc.	3,621	317,381

		1,458,898

Water Utilities (0.2%)
American Water Works Co., Inc.	2,067	265,940
Essential Utilities, Inc.	2,557	108,008

		373,948

Total Utilities		3,228,307

Total Common Stocks (99.9%) (Cost $102,314,798)		166,549,823

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Shares (xx)	30,000	30,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $2,449, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $2,498. (xx)	$2,449	2,449
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $980, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $1,000. (xx)	980	980
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $17,473, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $17,822. (xx)	17,473	17,473

Total Repurchase Agreements		20,902

Total Short-Term Investments (0.0%) (Cost $50,902)		50,902

Total Investments in Securities (99.9%) (Cost $102,365,700)		166,600,725
Other Assets Less Liabilities (0.1%)		163,181

Net Assets (100%)		$166,763,906

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $287,385. This was collateralized by $249,977 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $50,902 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,970	895,524	—	(84,803)	12,739	(300,566)	522,894	12,290	—
Capital Markets
BlackRock, Inc.	1,746	732,434	216,570	(67,365)	11,343	56,999	949,981	11,275	—
Diversified Financial Services
Equitable Holdings, Inc. (a)	4,728	131,458	—	(12,480)	(1,923)	(25,852)	91,203	1,588	—

Total		1,759,416	216,570	(164,648)	22,159	(269,419)	1,564,078	25,153	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,050,288	$—	$—	$22,050,288
Consumer Discretionary	14,701,307	—	—	14,701,307
Consumer Staples	13,161,235	—	—	13,161,235
Energy	3,023,194	—	—	3,023,194
Financials	13,162,621	—	—	13,162,621
Health Care	18,479,672	—	—	18,479,672
Industrials	13,562,709	—	—	13,562,709
Information Technology	54,314,825	—	—	54,314,825
Materials	5,118,387	—	—	5,118,387
Real Estate	5,747,278	—	—	5,747,278
Utilities	3,228,307	—	—	3,228,307
Short-Term Investments
Investment Company	30,000	—	—	30,000
Repurchase Agreements	—	20,902	—	20,902

Total Assets	$166,579,823	$20,902	$—	$166,600,725

Total Liabilities	$—	$—	$—	$—

Total	$166,579,823	$20,902	$—	$166,600,725

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 30%)*	$8,401,150
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 24%)*	$17,529,177

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,479,365
Aggregate gross unrealized depreciation	(8,183,376)

Net unrealized appreciation	$64,295,989

Federal income tax cost of investments in securities and derivative instruments, if applicable	$102,304,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $927,638)	$1,564,078
Unaffiliated Issuers (Cost $101,417,160)	165,015,745
Repurchase Agreements (Cost $20,902)	20,902
Cash	235,133
Dividends, interest and other receivables	131,426
Receivable for Portfolio shares sold	31,670
Securities lending income receivable	570
Other assets	1,819

Total assets	167,001,343

LIABILITIES
Investment management fees payable	68,190
Payable for return of collateral on securities loaned	50,902
Distribution fees payable – Class IB	33,397
Payable for Portfolio shares redeemed	16,651
Administrative fees payable	13,205
Distribution fees payable – Class IA	699
Accrued expenses	54,393

Total liabilities	237,437

NET ASSETS	$166,763,906

Net assets were comprised of:
Paid in capital	$96,065,734
Total distributable earnings (loss)	70,698,172

Net assets	$166,763,906

Class IA
Net asset value, offering and redemption price per share, $3,409,383 / 242,259 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.07

Class IB
Net asset value, offering and redemption price per share, $163,354,523 / 11,844,595 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.79

(x)	Includes value of securities on loan of $287,385.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($25,153 of dividend income received from affiliates) (net of $21 foreign withholding tax)	$1,567,191
Interest	1,716
Securities lending (net)	1,931

Total income	1,570,838

EXPENSES
Investment management fees	401,933
Distribution fees – Class IB	196,759
Administrative fees	76,796
Professional fees	26,797
Custodian fees	26,548
Printing and mailing expenses	15,427
Distribution fees – Class IA	4,208
Trustees’ fees	2,620
Miscellaneous	1,076

Total expenses	752,164

NET INVESTMENT INCOME (LOSS)	818,674

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($22,159 realized gain (loss) from affiliates)	4,206,478
Net change in unrealized appreciation (depreciation) on investments in securities ($(269,419) of change in unrealized appreciation (depreciation) from affiliates)	(7,126,403)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,919,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,101,251)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$818,674	$1,501,234
Net realized gain (loss)	4,206,478	3,728,103
Net change in unrealized appreciation (depreciation)	(7,126,403)	37,244,732

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,101,251)	42,474,069

Distributions to shareholders:
Class IA	—	(90,056)
Class IB	—	(4,187,150)

Total distributions to shareholders	—	(4,277,206)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [920 and 23,206 shares, respectively]	12,105	299,295
Capital shares issued in reinvestment of dividends and distributions [0 and 6,456 shares, respectively]	—	90,056
Capital shares repurchased [(26,607) and (43,732) shares, respectively]	(367,580)	(575,746)

Total Class IA transactions	(355,475)	(186,395)

Class IB
Capital shares sold [727,461 and 1,544,546 shares, respectively]	9,485,939	19,509,364
Capital shares issued in reinvestment of dividends and distributions [0 and 306,246 shares, respectively]	—	4,187,150
Capital shares repurchased [(1,447,562) and (1,780,460) shares, respectively]	(19,418,010)	(22,892,035)

Total Class IB transactions	(9,932,071)	804,479

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,287,546)	618,084

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,388,797)	38,814,947
NET ASSETS:
Beginning of period	179,152,703	140,337,756

End of period	$166,763,906	$179,152,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.24		$11.20	$12.14	$11.85	$11.11	$12.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	##	0.12	0.12	0.13	0.13	0.13
Net realized and unrealized gain (loss)	(0.24)		3.26	(0.61)	2.14	0.97	(0.10)

Total from investment operations	(0.17)		3.38	(0.49)	2.27	1.10	0.03

Less distributions:
Dividends from net investment income	—		(0.12)	(0.12)	(0.12)	(0.13)	(0.13)
Distributions from net realized gains	—		(0.22)	(0.33)	(1.86)	(0.23)	(1.35)

Total dividends and distributions	—		(0.34)	(0.45)	(1.98)	(0.36)	(1.48)

Net asset value, end of period	$14.07		$14.24	$11.20	$12.14	$11.85	$11.11

Total return (b)	(1.19)%		30.24%	(4.37)%	20.45%	9.96%	0.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,409		$3,816	$3,158	$3,626	$3,402	$3,678
Ratio of expenses to average net assets (a)(f)	0.94%		0.94%	0.93%	0.94%	0.95%	0.93%
Ratio of net investment income (loss) to average net assets (a)(f)	1.02	%(aa)	0.91%	0.98%	1.08%	1.16%	1.01%
Portfolio turnover rate^	5	%(z)	12%	10%	13%	15%	52%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.95		$10.98	$11.91	$11.66	$10.94	$12.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	##	0.12	0.12	0.13	0.13	0.13
Net realized and unrealized gain (loss)	(0.23)		3.19	(0.60)	2.10	0.95	(0.10)

Total from investment operations	(0.16)		3.31	(0.48)	2.23	1.08	0.03

Less distributions:
Dividends from net investment income	—		(0.12)	(0.12)	(0.12)	(0.13)	(0.13)
Distributions from net realized gains	—		(0.22)	(0.33)	(1.86)	(0.23)	(1.35)

Total dividends and distributions	—		(0.34)	(0.45)	(1.98)	(0.36)	(1.48)

Net asset value, end of period	$13.79		$13.95	$10.98	$11.91	$11.66	$10.94

Total return (b)	(1.15)%		30.21%	(4.37)%	20.44%	9.94%	0.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$163,355		$175,337	$137,180	$146,723	$127,050	$127,494
Ratio of expenses to average net assets (a)(f)	0.94%		0.94%	0.93%	0.94%	0.95%	0.93%
Ratio of net investment income (loss) to average net assets (a)(f)	1.02	%(aa)	0.91%	0.98%	1.07%	1.16%	1.01%
Portfolio turnover rate^	5	%(z)	12%	10%	13%	15%	52%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.06 and $0.06 for Class IA and Class IB, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.11% lower.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	25.4%
Health Care	13.5
Consumer Discretionary	10.0
Communication Services	10.0
Financials	9.3
Industrials	7.4
Consumer Staples	6.4
Utilities	2.8
Real Estate	2.6
Energy	2.6
Materials	2.3
Investment Company	1.1
Repurchase Agreements	0.0 #
Cash and Other	6.6

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class K
Actual	$1,000.00	$968.04	$2.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	2.95

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.59%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	739,227	$22,346,832
CenturyLink, Inc.	99,173	994,705
Verizon Communications, Inc.	429,533	23,680,155

		47,021,692

Entertainment (1.9%)
Activision Blizzard, Inc.	80,101	6,079,666
Electronic Arts, Inc.*	29,852	3,941,956
Live Nation Entertainment, Inc.*	14,563	645,578
Netflix, Inc.*	45,640	20,768,026
Take-Two Interactive Software, Inc.*	11,953	1,668,280
Walt Disney Co. (The)	187,410	20,898,089

		54,001,595

Interactive Media & Services (5.1%)
Alphabet, Inc., Class A*	31,242	44,302,718
Alphabet, Inc., Class C*	30,329	42,873,378
Facebook, Inc., Class A*	249,427	56,637,389
Twitter, Inc.*	81,150	2,417,458

		146,230,943

Media (1.2%)
Charter Communications, Inc., Class A*	15,660	7,987,226
Comcast Corp., Class A	472,655	18,424,092
Discovery, Inc., Class A (x)*	16,138	340,512
Discovery, Inc., Class C*	33,130	638,084
DISH Network Corp., Class A*	25,784	889,806
Fox Corp., Class A	34,778	932,746
Fox Corp., Class B	15,538	417,040
Interpublic Group of Cos., Inc. (The)	40,661	697,743
News Corp., Class A	42,094	499,235
News Corp., Class B	9,447	112,891
Omnicom Group, Inc.	21,999	1,201,145
ViacomCBS, Inc.	57,319	1,336,679

		33,477,199

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	57,610	6,000,082

Total Communication Services		286,731,511

Consumer Discretionary (10.0%)
Auto Components (0.1%)
Aptiv plc	26,795	2,087,867
BorgWarner, Inc.	21,727	766,963

		2,854,830

Automobiles (0.2%)
Ford Motor Co.	407,146	2,475,448
General Motors Co.	131,235	3,320,245

		5,795,693

Distributors (0.1%)
Genuine Parts Co.	15,378	1,337,271
LKQ Corp.*	31,912	836,094

		2,173,365

Diversified Consumer Services (0.0%)
H&R Block, Inc.	19,461	277,903

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp. (x)	48,756	800,574
Chipotle Mexican Grill, Inc.*	2,692	2,832,953
Darden Restaurants, Inc.	13,221	1,001,755
Domino’s Pizza, Inc.	4,133	1,526,896
Hilton Worldwide Holdings, Inc.	28,584	2,099,495
Las Vegas Sands Corp.	34,259	1,560,155
Marriott International, Inc., Class A	27,657	2,371,035
McDonald’s Corp.	77,135	14,229,093
MGM Resorts International	51,378	863,150
Norwegian Cruise Line Holdings Ltd. (x)*	26,715	438,927
Royal Caribbean Cruises Ltd.	18,007	905,752
Starbucks Corp.	120,968	8,902,035
Wynn Resorts Ltd.	9,742	725,682
Yum! Brands, Inc.	30,843	2,680,565

		40,938,067

Household Durables (0.3%)
DR Horton, Inc.	34,097	1,890,679
Garmin Ltd.	15,142	1,476,345
Leggett & Platt, Inc.	14,215	499,657
Lennar Corp., Class A	28,369	1,748,098
Mohawk Industries, Inc.*	6,228	633,761
Newell Brands, Inc.	39,360	625,037
NVR, Inc.*	367	1,195,961
PulteGroup, Inc.	27,094	922,009
Whirlpool Corp.	6,393	828,085

		9,819,632

Internet & Direct Marketing Retail (4.6%)
Amazon.com, Inc.*	43,548	120,141,093
Booking Holdings, Inc.*	4,270	6,799,292
eBay, Inc.	68,493	3,592,458
Expedia Group, Inc.	14,025	1,152,855

		131,685,698

Leisure Products (0.0%)
Hasbro, Inc.	13,456	1,008,527

Multiline Retail (0.5%)
Dollar General Corp.	26,140	4,979,932
Dollar Tree, Inc.*	24,778	2,296,425
Kohl’s Corp.	16,179	336,038
Target Corp.	51,652	6,194,624

		13,807,019

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	7,465	1,063,389
AutoZone, Inc.*	2,431	2,742,460
Best Buy Co., Inc.	23,806	2,077,550
CarMax, Inc.*	16,802	1,504,619
Gap, Inc. (The)	22,117	279,117
Home Depot, Inc. (The)	111,567	27,948,649
L Brands, Inc.	25,106	375,837
Lowe’s Cos., Inc.	78,311	10,581,382
O’Reilly Automotive, Inc.*	7,745	3,265,834
Ross Stores, Inc.	36,966	3,150,982
Tiffany & Co.	11,361	1,385,360
TJX Cos., Inc. (The)	123,832	6,260,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.	11,790	$1,553,804
Ulta Beauty, Inc.*	5,853	1,190,617

		63,380,546

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	32,872	371,125
NIKE, Inc., Class B	128,456	12,595,111
PVH Corp.	6,773	325,443
Ralph Lauren Corp.	4,499	326,267
Tapestry, Inc.	30,504	405,093
Under Armour, Inc., Class A*	19,814	192,989
Under Armour, Inc., Class C*	20,243	178,948
VF Corp.	33,095	2,016,809

		16,411,785

Total Consumer Discretionary		288,153,065

Consumer Staples (6.4%)
Beverages (1.5%)
Brown-Forman Corp., Class B	19,410	1,235,640
Coca-Cola Co. (The)	401,260	17,928,297
Constellation Brands, Inc., Class A	17,535	3,067,748
Molson Coors Beverage Co., Class B	19,544	671,532
Monster Beverage Corp.*	38,729	2,684,694
PepsiCo, Inc.	143,861	19,027,056

		44,614,967

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	45,815	13,891,566
Kroger Co. (The)(x)	81,394	2,755,187
Sysco Corp.	52,089	2,847,185
Walgreens Boots Alliance, Inc.	76,503	3,242,962
Walmart, Inc.	147,019	17,609,936

		40,346,836

Food Products (1.0%)
Archer-Daniels-Midland Co.	56,698	2,262,250
Campbell Soup Co.	17,861	886,441
Conagra Brands, Inc.	51,034	1,794,866
General Mills, Inc.	63,023	3,885,368
Hershey Co. (The)	15,006	1,945,078
Hormel Foods Corp.	29,396	1,418,945
J M Smucker Co. (The)	11,754	1,243,691
Kellogg Co.	26,167	1,728,592
Kraft Heinz Co. (The)	65,117	2,076,581
Lamb Weston Holdings, Inc.	15,641	999,929
McCormick & Co., Inc. (Non-Voting)	12,947	2,322,821
Mondelez International, Inc., Class A	148,446	7,590,044
Tyson Foods, Inc., Class A	29,976	1,789,867

		29,944,473

Household Products (1.6%)
Church & Dwight Co., Inc.	25,706	1,987,074
Clorox Co. (The)	12,821	2,812,543
Colgate-Palmolive Co.	89,164	6,532,154
Kimberly-Clark Corp.	35,239	4,981,033
Procter & Gamble Co. (The)	256,730	30,697,206

		47,010,010

Personal Products (0.2%)
Coty, Inc., Class A	29,172	130,399
Estee Lauder Cos., Inc. (The), Class A	23,313	4,398,697

		4,529,096

Tobacco (0.7%)
Altria Group, Inc.	192,928	7,572,424
Philip Morris International, Inc.	161,699	11,328,632

		18,901,056

Total Consumer Staples		185,346,438

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	68,687	1,057,093
Halliburton Co.	93,026	1,207,477
National Oilwell Varco, Inc.	41,379	506,893
Schlumberger Ltd.	144,443	2,656,307
TechnipFMC plc	43,927	300,461

		5,728,231

Oil, Gas & Consumable Fuels (2.4%)
Apache Corp.	40,798	550,773
Cabot Oil & Gas Corp.	41,271	709,036
Chevron Corp.#	193,721	17,285,725
Concho Resources, Inc.	20,179	1,039,218
ConocoPhillips	111,127	4,669,557
Devon Energy Corp.	37,079	420,476
Diamondback Energy, Inc.	16,022	670,040
EOG Resources, Inc.	60,658	3,072,934
Exxon Mobil Corp.	438,866	19,626,087
Hess Corp.	27,491	1,424,309
HollyFrontier Corp.	15,296	446,643
Kinder Morgan, Inc.	199,440	3,025,505
Marathon Oil Corp.	86,160	527,299
Marathon Petroleum Corp.	67,681	2,529,916
Noble Energy, Inc.	50,652	453,842
Occidental Petroleum Corp.	93,779	1,716,156
ONEOK, Inc.	43,733	1,452,810
Phillips 66	45,375	3,262,462
Pioneer Natural Resources Co.	17,477	1,707,503
Valero Energy Corp.	41,817	2,459,676
Williams Cos., Inc. (The)	126,460	2,405,269

		69,455,236

Total Energy		75,183,467

Financials (9.3%)
Banks (3.4%)
Bank of America Corp.	810,710	19,254,362
Citigroup, Inc.	215,889	11,031,928
Citizens Financial Group, Inc.	43,849	1,106,749
Comerica, Inc.	13,673	520,941
Fifth Third Bancorp	75,392	1,453,558
First Republic Bank	17,740	1,880,263
Huntington Bancshares, Inc.	104,511	944,257
JPMorgan Chase & Co.	316,441	29,764,440
KeyCorp	99,908	1,216,879
M&T Bank Corp.	13,381	1,391,223
People’s United Financial, Inc.	43,264	500,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc. (The)‡	43,959	$4,624,926
Regions Financial Corp.	97,888	1,088,515
SVB Financial Group*	5,486	1,182,398
Truist Financial Corp.	139,960	5,255,498
US Bancorp	142,172	5,234,773
Wells Fargo & Co.	387,070	9,908,992
Zions Bancorp NA	16,552	562,768

		96,923,034

Capital Markets (2.5%)
Ameriprise Financial, Inc.	12,440	1,866,498
Bank of New York Mellon Corp. (The)	83,541	3,228,860
BlackRock, Inc.‡	16,027	8,720,130
Cboe Global Markets, Inc.	11,108	1,036,154
Charles Schwab Corp. (The)	119,399	4,028,522
CME Group, Inc.	37,350	6,070,869
E*TRADE Financial Corp.	22,771	1,132,402
Franklin Resources, Inc.	28,774	603,391
Goldman Sachs Group, Inc. (The)	32,145	6,352,495
Intercontinental Exchange, Inc.	56,540	5,179,064
Invesco Ltd.	35,850	385,746
MarketAxess Holdings, Inc.	4,013	2,010,192
Moody’s Corp.	16,747	4,600,903
Morgan Stanley	124,256	6,001,565
MSCI, Inc.	8,893	2,968,661
Nasdaq, Inc.	11,863	1,417,273
Northern Trust Corp.	21,429	1,700,177
Raymond James Financial, Inc.	13,117	902,843
S&P Global, Inc.	25,027	8,245,896
State Street Corp.	36,472	2,317,796
T. Rowe Price Group, Inc.	23,605	2,915,217

		71,684,654

Consumer Finance (0.4%)
American Express Co.	68,530	6,524,056
Capital One Financial Corp.	47,216	2,955,249
Discover Financial Services	32,018	1,603,782
Synchrony Financial	54,225	1,201,626

		12,284,713

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	201,628	35,992,614

Insurance (1.8%)
Aflac, Inc.	74,454	2,682,578
Allstate Corp. (The)	32,347	3,137,335
American International Group, Inc.	88,690	2,765,354
Aon plc, Class A	24,007	4,623,748
Arthur J Gallagher & Co.	19,631	1,913,826
Assurant, Inc.	6,146	634,820
Chubb Ltd.	46,782	5,923,537
Cincinnati Financial Corp.	16,093	1,030,435
Everest Re Group Ltd.	4,098	845,008
Globe Life, Inc.	10,134	752,247
Hartford Financial Services Group, Inc. (The)	36,563	1,409,504
Lincoln National Corp.	19,445	715,382
Loews Corp.	24,378	835,922
Marsh & McLennan Cos., Inc.	52,883	5,678,048
MetLife, Inc.	79,663	2,909,293
Principal Financial Group, Inc.	25,821	1,072,604
Progressive Corp. (The)	60,967	4,884,066
Prudential Financial, Inc.	40,826	2,486,303
Travelers Cos., Inc. (The)	26,221	2,990,505
Unum Group	21,442	355,723
W R Berkley Corp.	14,646	839,069
Willis Towers Watson plc	13,466	2,652,129

		51,137,436

Total Financials		268,022,451

Health Care (13.5%)
Biotechnology (2.3%)
AbbVie, Inc.	182,919	17,958,987
Alexion Pharmaceuticals, Inc.*	23,030	2,584,887
Amgen, Inc.	61,007	14,389,111
Biogen, Inc.*	16,911	4,524,538
Gilead Sciences, Inc.	129,637	9,974,271
Incyte Corp.*	18,748	1,949,230
Regeneron Pharmaceuticals, Inc.*	10,530	6,567,035
Vertex Pharmaceuticals, Inc.*	26,888	7,805,855

		65,753,914

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	183,492	16,776,674
ABIOMED, Inc.*	4,815	1,163,111
Align Technology, Inc.*	7,604	2,086,842
Baxter International, Inc.	53,210	4,581,381
Becton Dickinson and Co.	30,767	7,361,620
Boston Scientific Corp.*	148,207	5,203,548
Cooper Cos., Inc. (The)	5,239	1,485,990
Danaher Corp.	65,397	11,564,151
Dentsply Sirona, Inc.	23,387	1,030,431
DexCom, Inc.*	9,558	3,874,813
Edwards Lifesciences Corp.*	64,197	4,436,655
Hologic, Inc.*	26,864	1,531,248
IDEXX Laboratories, Inc.*	8,734	2,883,617
Intuitive Surgical, Inc.*	12,120	6,906,340
Medtronic plc	139,270	12,771,059
ResMed, Inc.	15,001	2,880,192
STERIS plc	8,871	1,361,166
Stryker Corp.	33,581	6,050,960
Teleflex, Inc.	4,885	1,778,042
Varian Medical Systems, Inc.*	9,707	1,189,302
West Pharmaceutical Services, Inc.	7,698	1,748,755
Zimmer Biomet Holdings, Inc.	21,460	2,561,466

		101,227,363

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	15,203	1,532,006
Anthem, Inc.	26,233	6,898,754
Cardinal Health, Inc.	30,772	1,605,991
Centene Corp.*	59,868	3,804,611
Cigna Corp.	38,192	7,166,729
CVS Health Corp.	135,497	8,803,240
DaVita, Inc.*	9,029	714,555
HCA Healthcare, Inc.	26,981	2,618,776
Henry Schein, Inc.*	14,274	833,459
Humana, Inc.	13,813	5,355,991

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	9,889	$1,642,662
McKesson Corp.	16,912	2,594,639
Quest Diagnostics, Inc.	14,208	1,619,144
UnitedHealth Group, Inc.	98,387	29,019,245
Universal Health Services, Inc., Class B	7,880	731,973

		74,941,775

Health Care Technology (0.1%)
Cerner Corp.	31,588	2,165,357

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	32,198	2,845,337
Bio-Rad Laboratories, Inc., Class A*	2,226	1,005,017
Illumina, Inc.*	15,402	5,704,131
IQVIA Holdings, Inc.*	18,311	2,597,965
Mettler-Toledo International, Inc.*	2,501	2,014,681
PerkinElmer, Inc.	11,817	1,159,129
Thermo Fisher Scientific, Inc.	40,992	14,853,041
Waters Corp.*	6,455	1,164,482

		31,343,783

Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co.	234,822	13,807,534
Eli Lilly and Co.	87,272	14,328,317
Johnson & Johnson	273,327	38,437,976
Merck & Co., Inc.	261,843	20,248,319
Mylan NV*	53,231	855,954
Perrigo Co. plc	14,228	786,382
Pfizer, Inc.	576,459	18,850,209
Zoetis, Inc.	49,169	6,738,120

		114,052,811

Total Health Care		389,485,003

Industrials (7.4%)
Aerospace & Defense (1.6%)
Boeing Co. (The)	55,605	10,192,397
General Dynamics Corp.	24,020	3,590,029
Howmet Aerospace, Inc.	41,573	658,932
Huntington Ingalls Industries, Inc.	4,287	748,039
L3Harris Technologies, Inc.	22,310	3,785,338
Lockheed Martin Corp.	25,619	9,348,885
Northrop Grumman Corp.	16,094	4,947,939
Raytheon Technologies Corp.	152,831	9,417,446
Teledyne Technologies, Inc.*	3,820	1,187,829
Textron, Inc.	23,612	777,071
TransDigm Group, Inc.	5,258	2,324,299

		46,978,204

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	13,468	1,064,780
Expeditors International of Washington, Inc.	17,149	1,304,010
FedEx Corp.	25,005	3,506,201
United Parcel Service, Inc., Class B	73,042	8,120,810

		13,995,801

Airlines (0.2%)
Alaska Air Group, Inc.	13,452	487,770
American Airlines Group, Inc. (x)	40,431	528,433
Delta Air Lines, Inc.	58,263	1,634,277
Southwest Airlines Co.	55,219	1,887,386
United Airlines Holdings, Inc. (x)*	26,407	913,946

		5,451,812

Building Products (0.4%)
A O Smith Corp.	13,498	636,026
Allegion plc	9,661	987,547
Carrier Global Corp.	85,565	1,901,254
Fortune Brands Home & Security, Inc.	13,953	892,015
Johnson Controls International plc	77,161	2,634,277
Masco Corp.	27,032	1,357,277
Trane Technologies plc	24,387	2,169,955

		10,578,351

Commercial Services & Supplies (0.4%)
Cintas Corp.	8,866	2,361,548
Copart, Inc.*	21,406	1,782,478
Republic Services, Inc.	22,093	1,812,731
Rollins, Inc.	14,252	604,142
Waste Management, Inc.	40,041	4,240,742

		10,801,641

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	13,226	1,121,565
Quanta Services, Inc.	13,328	522,857

		1,644,422

Electrical Equipment (0.4%)
AMETEK, Inc.	23,949	2,140,322
Eaton Corp. plc	41,402	3,621,847
Emerson Electric Co.	61,313	3,803,245
Rockwell Automation, Inc.	12,047	2,566,011

		12,131,425

Industrial Conglomerates (1.0%)
3M Co.	59,840	9,334,442
General Electric Co.#	910,273	6,217,165
Honeywell International, Inc.	72,870	10,536,273
Roper Technologies, Inc.	10,925	4,241,740

		30,329,620

Machinery (1.4%)
Caterpillar, Inc.	56,168	7,105,252
Cummins, Inc.	15,295	2,650,012
Deere & Co.	32,374	5,087,574
Dover Corp.	14,754	1,424,646
Flowserve Corp.	14,553	415,051
Fortive Corp.	30,985	2,096,445
IDEX Corp.	7,804	1,233,344
Illinois Tool Works, Inc.	29,735	5,199,165
Ingersoll Rand, Inc.*	36,706	1,032,173
Otis Worldwide Corp.	42,344	2,407,680
PACCAR, Inc.	36,046	2,698,043
Parker-Hannifin Corp.	13,407	2,457,101
Pentair plc	18,108	687,923
Snap-on, Inc.	5,528	765,683
Stanley Black & Decker, Inc.	16,021	2,233,007
Westinghouse Air Brake Technologies Corp.#	18,225	1,049,213
Xylem, Inc.	19,127	1,242,490

		39,784,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.3%)
Equifax, Inc.	12,776	$2,195,939
IHS Markit Ltd.	40,880	3,086,440
Nielsen Holdings plc	37,172	552,376
Robert Half International, Inc.	11,415	603,054
Verisk Analytics, Inc.	17,074	2,905,995

		9,343,804

Road & Rail (0.9%)
CSX Corp.	79,150	5,519,921
JB Hunt Transport Services, Inc.	8,627	1,038,173
Kansas City Southern	9,857	1,471,552
Norfolk Southern Corp.	26,463	4,646,109
Old Dominion Freight Line, Inc.	9,894	1,677,923
Union Pacific Corp.	70,444	11,909,967

		26,263,645

Trading Companies & Distributors (0.2%)
Fastenal Co.	59,720	2,558,405
United Rentals, Inc.*	7,407	1,103,939
WW Grainger, Inc.	4,673	1,468,070

		5,130,414

Total Industrials		212,433,941

Information Technology (25.4%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	5,510	1,157,265
Cisco Systems, Inc.	440,038	20,523,372
F5 Networks, Inc.*	6,470	902,436
Juniper Networks, Inc.	35,754	817,337
Motorola Solutions, Inc.	17,446	2,444,708

		25,845,118

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	30,948	2,965,128
CDW Corp.	15,019	1,744,907
Corning, Inc.	78,261	2,026,960
FLIR Systems, Inc.	12,902	523,434
IPG Photonics Corp.*	3,510	562,969
Keysight Technologies, Inc.*	18,978	1,912,603
TE Connectivity Ltd.	33,958	2,769,275
Zebra Technologies Corp., Class A*	5,441	1,392,624

		13,897,900

IT Services (5.3%)
Accenture plc, Class A	66,109	14,194,924
Akamai Technologies, Inc.*	17,013	1,821,922
Automatic Data Processing, Inc.	44,680	6,652,405
Broadridge Financial Solutions, Inc.	11,620	1,466,328
Cognizant Technology Solutions Corp., Class A	55,862	3,174,079
DXC Technology Co.	26,865	443,273
Fidelity National Information Services, Inc.	64,120	8,597,851
Fiserv, Inc.*	58,155	5,677,091
FleetCor Technologies, Inc.*	8,742	2,198,875
Gartner, Inc.*	9,562	1,160,157
Global Payments, Inc.	31,010	5,259,916
International Business Machines Corp.#	92,245	11,140,429
Jack Henry & Associates, Inc.	8,063	1,483,834
Leidos Holdings, Inc.	13,980	1,309,507
Mastercard, Inc., Class A	91,585	27,081,685
Paychex, Inc.	33,249	2,518,612
PayPal Holdings, Inc.*	121,858	21,231,319
VeriSign, Inc.*	10,464	2,164,269
Visa, Inc., Class A	175,000	33,804,750
Western Union Co. (The)	40,897	884,193

		152,265,419

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	121,943	6,415,421
Analog Devices, Inc.	38,418	4,711,584
Applied Materials, Inc.	95,120	5,750,004
Broadcom, Inc.	41,402	13,066,885
Intel Corp.	439,572	26,299,593
KLA Corp.	16,060	3,123,349
Lam Research Corp.	15,155	4,902,036
Maxim Integrated Products, Inc.	27,420	1,661,926
Microchip Technology, Inc.	25,693	2,705,730
Micron Technology, Inc.*	115,501	5,950,612
NVIDIA Corp.	63,864	24,262,572
Qorvo, Inc.*	11,756	1,299,391
QUALCOMM, Inc.	116,839	10,656,885
Skyworks Solutions, Inc.	17,242	2,204,562
Texas Instruments, Inc.	95,139	12,079,799
Xilinx, Inc.	25,216	2,481,002

		127,571,351

Software (8.7%)
Adobe, Inc.*	49,963	21,749,394
ANSYS, Inc.*	8,921	2,602,523
Autodesk, Inc.*	22,702	5,430,091
Cadence Design Systems, Inc.*	28,570	2,741,577
Citrix Systems, Inc.	12,074	1,785,865
Fortinet, Inc.*	13,967	1,917,250
Intuit, Inc.	27,175	8,048,963
Microsoft Corp.	786,872	160,136,321
NortonLifeLock, Inc.	56,167	1,113,792
Oracle Corp.	215,993	11,937,933
Paycom Software, Inc.*	5,059	1,566,924
salesforce.com, Inc.*	93,415	17,499,432
ServiceNow, Inc.*	19,814	8,025,859
Synopsys, Inc.*	15,657	3,053,115
Tyler Technologies, Inc.*	4,141	1,436,430

		249,045,469

Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	422,913	154,278,663
Hewlett Packard Enterprise Co.	136,843	1,331,482
HP, Inc.	148,245	2,583,910
NetApp, Inc.	22,901	1,016,117
Seagate Technology plc	23,310	1,128,437
Western Digital Corp.	31,564	1,393,551
Xerox Holdings Corp.	16,968	259,441

		161,991,601

Total Information Technology		730,616,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	23,037	$5,562,514
Albemarle Corp. (x)	11,168	862,281
Celanese Corp.	12,151	1,049,117
CF Industries Holdings, Inc.	21,132	594,655
Corteva, Inc.	76,293	2,043,889
Dow, Inc.	75,923	3,094,621
DuPont de Nemours, Inc.	75,981	4,036,871
Eastman Chemical Co.	13,581	945,781
Ecolab, Inc.	25,604	5,093,916
FMC Corp.	13,688	1,363,599
International Flavors & Fragrances, Inc. (x)	11,191	1,370,450
Linde plc	54,490	11,557,874
LyondellBasell Industries NV, Class A	27,088	1,780,223
Mosaic Co. (The)	36,322	454,388
PPG Industries, Inc.	24,702	2,619,894
Sherwin-Williams Co. (The)	8,401	4,854,518

		47,284,591

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	6,644	1,372,451
Vulcan Materials Co.	14,022	1,624,449

		2,996,900

Containers & Packaging (0.3%)
Amcor plc	163,773	1,672,122
Avery Dennison Corp.	8,278	944,437
Ball Corp.	33,225	2,308,805
International Paper Co.	41,566	1,463,539
Packaging Corp. of America	9,888	986,823
Sealed Air Corp.	16,385	538,247
Westrock Co.	27,735	783,791

		8,697,764

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	152,910	1,769,169
Newmont Corp.	82,956	5,121,703
Nucor Corp.	30,634	1,268,554

		8,159,426

Total Materials		67,138,681

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	13,305	2,158,736
American Tower Corp. (REIT)	45,989	11,889,996
Apartment Investment and Management Co. (REIT), Class A	15,587	586,695
AvalonBay Communities, Inc. (REIT)	14,572	2,253,414
Boston Properties, Inc. (REIT)	15,154	1,369,619
Crown Castle International Corp. (REIT)	43,367	7,257,467
Digital Realty Trust, Inc. (REIT)	27,838	3,956,058
Duke Realty Corp. (REIT)	38,967	1,379,042
Equinix, Inc. (REIT)	9,219	6,474,504
Equity Residential (REIT)	36,431	2,142,871
Essex Property Trust, Inc. (REIT)	6,747	1,546,210
Extra Space Storage, Inc. (REIT)	13,701	1,265,561
Federal Realty Investment Trust (REIT)	7,004	596,811
Healthpeak Properties, Inc. (REIT)	55,788	1,537,517
Host Hotels & Resorts, Inc. (REIT)	74,277	801,449
Iron Mountain, Inc. (REIT)	30,070	784,827
Kimco Realty Corp. (REIT)	44,595	572,600
Mid-America Apartment Communities, Inc. (REIT)	12,032	1,379,709
Prologis, Inc. (REIT)	76,905	7,177,544
Public Storage (REIT)	15,651	3,003,270
Realty Income Corp. (REIT)	36,131	2,149,795
Regency Centers Corp. (REIT)	17,521	804,039
SBA Communications Corp. (REIT)	11,582	3,450,509
Simon Property Group, Inc. (REIT)	32,071	2,193,015
SL Green Realty Corp. (REIT)	7,649	377,019
UDR, Inc. (REIT)	30,842	1,152,874
Ventas, Inc. (REIT)	39,527	1,447,479
Vornado Realty Trust (REIT)	17,232	658,435
Welltower, Inc. (REIT)	43,237	2,237,515
Weyerhaeuser Co. (REIT)	78,652	1,766,524

		74,371,104

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	34,082	1,541,188

Total Real Estate		75,912,292

Utilities (2.8%)
Electric Utilities (1.8%)
Alliant Energy Corp.	25,802	1,234,368
American Electric Power Co., Inc.	51,586	4,108,309
Duke Energy Corp.	76,254	6,091,932
Edison International	39,209	2,129,441
Entergy Corp.	20,777	1,949,090
Evergy, Inc.	24,135	1,430,964
Eversource Energy	34,874	2,903,958
Exelon Corp.	101,414	3,680,314
FirstEnergy Corp.	56,386	2,186,649
NextEra Energy, Inc.	50,727	12,183,104
NRG Energy, Inc.	25,301	823,800
Pinnacle West Capital Corp.	12,162	891,353
PPL Corp.	80,119	2,070,275
Southern Co. (The)	109,627	5,684,160
Xcel Energy, Inc.	54,714	3,419,625

		50,787,342

Gas Utilities (0.0%)
Atmos Energy Corp.	13,066	1,301,112

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	69,364	1,005,084

Multi-Utilities (0.9%)
Ameren Corp.	25,789	1,814,514
CenterPoint Energy, Inc.	57,791	1,078,958
CMS Energy Corp.	29,888	1,746,057
Consolidated Edison, Inc.	34,740	2,498,848
Dominion Energy, Inc.	87,037	7,065,664
DTE Energy Co.	20,067	2,157,202
NiSource, Inc.	39,794	904,916
Public Service Enterprise Group, Inc.	52,662	2,588,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Sempra Energy	30,343	$3,557,110
WEC Energy Group, Inc.	32,880	2,881,932

		26,294,065

Water Utilities (0.1%)
American Water Works Co., Inc.	18,828	2,422,411

Total Utilities		81,810,014

Total Common Stocks (92.3%) (Cost $1,081,775,522)		2,660,833,721

	Number of Rights	Value (Note 1)

RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $190,541)	39,696	6,669

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	29,721,312	29,748,061

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $77,727, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $79,282. (xx)	77,727	77,727
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $763,156, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $778,418. (xx)	763,155	763,155
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $500,003, collateralized by various Common Stocks; total market value $555,647. (xx)	500,000	500,000

Total Repurchase Agreements		1,440,882

Total Short-Term Investments (1.1%) (Cost $31,188,830)		31,188,943

Total Investments in Securities (93.4%) (Cost $1,113,154,893)		2,692,029,333
Other Assets Less Liabilities (6.6%)		190,884,941

Net Assets (100%)		$2,882,914,274

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,862,760.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $3,141,461. This was collateralized by $1,844,973 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $1,440,882 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	31,508	5,572,364	109,762	(565,943)	299,519	(2,100,746)	3,314,956	76,866	—
Capital Markets
BlackRock, Inc.	11,458	4,686,169	1,537,689	(468,941)	239,830	239,437	6,234,184	74,128	—

Total		10,258,533	1,647,451	(1,034,884)	539,349	(1,861,309)	9,549,140	150,994	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	932	9/2020	USD	144,003,320	(1,885,661)

					(1,885,661)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$286,731,511	$—	$—	$286,731,511
Consumer Discretionary	288,153,065	—	—	288,153,065
Consumer Staples	185,346,438	—	—	185,346,438
Energy	75,183,467	—	—	75,183,467
Financials	268,022,451	—	—	268,022,451
Health Care	389,485,003	—	—	389,485,003
Industrials	212,433,941	—	—	212,433,941
Information Technology	730,616,858	—	—	730,616,858
Materials	67,138,681	—	—	67,138,681
Real Estate	75,912,292	—	—	75,912,292
Utilities	81,810,014	—	—	81,810,014
Rights
Communication Services	6,669	—	—	6,669
Short-Term Investments
Investment Company	29,748,061	—	—	29,748,061
Repurchase Agreements	—	1,440,882	—	1,440,882

Total Assets	$2,690,588,451	$1,440,882	$—	$2,692,029,333

Liabilities:
Futures	$(1,885,661)	$—	$—	$(1,885,661)

Total Liabilities	$(1,885,661)	$—	$—	$(1,885,661)

Total	$2,688,702,790	$1,440,882	$—	$2,690,143,672

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,885,661	)*

Total		$(1,885,661)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,789,924	$4,789,924

Total	$4,789,924	$4,789,924

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(7,208,785)	$(7,208,785)

Total	$(7,208,785)	$(7,208,785)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $482,116,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$99,934,979
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$314,123,931

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,677,645,665
Aggregate gross unrealized depreciation	(105,814,845)

Net unrealized appreciation	$1,571,830,820

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,118,312,852

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $4,534,852)	$9,549,140
Unaffiliated Issuers (Cost $1,107,179,159)	2,681,039,311
Repurchase Agreements (Cost $1,440,882)	1,440,882
Cash	179,842,520
Cash held as collateral at broker for futures	11,692,400
Dividends, interest and other receivables	2,121,696
Due from broker for futures variation margin	1,980,512
Due from Custodian	123,772
Securities lending income receivable	12,887
Other assets	32,018

Total assets	2,887,835,138

LIABILITIES
Payable for Portfolio shares redeemed	1,831,019
Payable for return of collateral on securities loaned	1,440,882
Investment management fees payable	1,060,661
Administrative fees payable	304,454
Payable for securities purchased	123,771
Accrued expenses	160,077

Total liabilities	4,920,864

NET ASSETS	$2,882,914,274

Net assets were comprised of:
Paid in capital	$1,086,964,663
Total distributable earnings (loss)	1,795,949,611

Net assets	$2,882,914,274

Class K
Net asset value, offering and redemption price per share, $2,882,914,274 / 194,204,186 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.84

(x)	Includes value of securities on loan of $3,141,461.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($150,994 of dividend income received from affiliates)	$28,019,789
Interest	728,596
Securities lending (net)	42,347

Total income	28,790,732

EXPENSES
Investment management fees	6,552,239
Administrative fees	1,828,142
Printing and mailing expenses	117,200
Professional fees	71,451
Custodian fees	57,747
Trustees’ fees	48,369
Miscellaneous	38,693

Total expenses	8,713,841

NET INVESTMENT INCOME (LOSS)	20,076,891

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($539,349 realized gain (loss) from affiliates)	140,022,956
Futures contracts	4,789,924

Net realized gain (loss)	144,812,880

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,861,309) of change in unrealized appreciation (depreciation) from affiliates)	(265,875,839)
Futures contracts	(7,208,785)

Net change in unrealized appreciation (depreciation)	(273,084,624)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(128,271,744)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(108,194,853)

See Notes to Financial Statements.

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ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,076,891	$51,981,245
Net realized gain (loss)	144,812,880	289,532,357
Net change in unrealized appreciation (depreciation)	(273,084,624)	502,401,090

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(108,194,853)	843,914,692

Distributions to shareholders:
Class K	—	(294,472,933)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [2,387,827 and 4,899,532 shares, respectively]	31,893,306	63,402,208
Capital shares issued in reinvestment of dividends and distributions [0 and 19,536,007 shares, respectively]	—	294,472,933
Capital shares repurchased [(24,055,190) and (35,858,027) shares, respectively]	(349,288,426)	(540,952,239)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(317,395,120)	(183,077,098)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(425,589,973)	366,364,661
NET ASSETS:
Beginning of period	3,308,504,247	2,942,139,586

End of period	$2,882,914,274	$3,308,504,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡
Net asset value, beginning of period	$13.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02
Net realized and unrealized gain (loss)	0.23

Total from investment operations	0.25

Net asset value, end of period	$13.54

Total return (b)	1.88%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%
Before waivers and reimbursements (a)(f)	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.46%
Before waivers and reimbursements (a)(f)	0.46%
Portfolio turnover rate^	10%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.33		$12.94	$14.99	$13.27	$12.47	$13.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.24	0.21	0.20	0.19	0.16
Net realized and unrealized gain (loss)	(0.59)		3.62	(1.06)	2.57	1.22	(0.12)

Total from investment operations	(0.49)		3.86	(0.85)	2.77	1.41	0.04

Less distributions:
Dividends from net investment income	—		(0.27)	(0.22)	(0.21)	(0.20)	(0.17)
Distributions from net realized gains	—		(1.20)	(0.98)	(0.84)	(0.41)	(0.69)

Total dividends and distributions	—		(1.47)	(1.20)	(1.05)	(0.61)	(0.86)

Net asset value, end of period	$14.84		$15.33	$12.94	$14.99	$13.27	$12.47

Total return (b)	(3.20)%		30.06%	(6.20)%	21.08%	11.30%	0.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,882,914		$3,308,504	$2,942,140	$3,653,872	$3,515,198	$3,879,117
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59%		0.58%	0.58%	0.58%	0.59%	0.59%
Before waivers and reimbursements (a)(f)	0.59%		0.58%	0.58%	0.58%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.35%		1.60%	1.36%	1.38%	1.45%	1.23%
Before waivers and reimbursements (a)(f)	1.35%		1.60%	1.36%	1.38%	1.45%	1.23%
Portfolio turnoverrate^	4	%(z)	4%	4%	3%	3%	10%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	14.6%
Industrials	14.4
Financials	13.5
Consumer Discretionary	13.0
Health Care	10.1
Real Estate	8.9
Investment Companies	5.8
Materials	5.4
Utilities	3.8
Consumer Staples	3.4
Communication Services	1.7
Energy	1.3
Repurchase Agreements	0.5
Cash and Other	3.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class K
Actual	$1,000.00	$876.73	$2.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Entertainment (0.2%)
Cinemark Holdings, Inc.	14,791	$170,836
World Wrestling Entertainment, Inc., Class A	6,519	283,251

		454,087

Interactive Media & Services (0.2%)
TripAdvisor, Inc.	14,003	266,197
Yelp, Inc.*	9,237	213,652

		479,849

Media (1.2%)
AMC Networks, Inc., Class A*	5,665	132,504
Cable One, Inc.	732	1,299,190
John Wiley & Sons, Inc., Class A	6,060	236,340
New York Times Co. (The), Class A	20,133	846,190
TEGNA, Inc.	30,127	335,615

		2,849,839

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	13,466	267,704

Total Communication Services		4,051,479

Consumer Discretionary (13.0%)
Auto Components (1.2%)
Adient plc*	11,977	196,662
Dana, Inc.	19,936	243,020
Delphi Technologies plc*	11,840	168,246
Gentex Corp.	33,985	875,793
Goodyear Tire & Rubber Co. (The)	32,147	287,555
Lear Corp.	7,595	828,007
Visteon Corp.*	3,867	264,890

		2,864,173

Automobiles (0.5%)
Harley-Davidson, Inc.	21,252	505,160
Thor Industries, Inc.	7,700	820,281

		1,325,441

Distributors (0.6%)
Pool Corp.	5,536	1,505,072

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	7,100	221,165
Graham Holdings Co., Class B	606	207,658
Grand Canyon Education, Inc.*	6,557	593,605
Service Corp. International	24,709	960,933
Strategic Education, Inc.	3,085	474,010
WW International, Inc.*	6,380	161,925

		2,619,296

Hotels, Restaurants & Leisure (3.1%)
Boyd Gaming Corp.	11,036	230,653
Caesars Entertainment Corp.*	77,601	941,300
Choice Hotels International, Inc.	4,364	344,320
Churchill Downs, Inc.	4,889	650,970
Cracker Barrel Old Country Store, Inc.	3,316	367,778
Dunkin’ Brands Group, Inc.	11,310	737,751
Eldorado Resorts, Inc. (x)*	11,601	464,736
Jack in the Box, Inc.	3,155	233,754
Marriott Vacations Worldwide Corp.	5,073	417,051
Papa John’s International, Inc.	3,045	241,804
Penn National Gaming, Inc.*	17,939	547,857
Scientific Games Corp., Class A*	7,453	115,223
Six Flags Entertainment Corp.	10,836	208,160
Texas Roadhouse, Inc.	8,996	472,920
Wendy’s Co. (The)	24,671	537,334
Wyndham Destinations, Inc.	11,794	332,355
Wyndham Hotels & Resorts, Inc.	12,928	550,991

		7,394,957

Household Durables (1.3%)
Helen of Troy Ltd.*	3,489	657,886
KB Home	12,115	371,688
Taylor Morrison Home Corp., Class A*	18,124	349,612
Tempur Sealy International, Inc.*	6,080	437,456
Toll Brothers, Inc.	16,054	523,200
TopBuild Corp.*	4,647	528,689
TRI Pointe Group, Inc.*	17,920	263,245

		3,131,776

Internet & Direct Marketing Retail (1.1%)
Etsy, Inc.*	16,530	1,755,982
Grubhub, Inc.*	12,815	900,894

		2,656,876

Leisure Products (0.8%)
Brunswick Corp.	11,019	705,326
Mattel, Inc. (x)*	47,985	464,015
Polaris, Inc.	8,020	742,251

		1,911,592

Multiline Retail (0.4%)
Nordstrom, Inc. (x)	14,967	231,839
Ollie’s Bargain Outlet Holdings, Inc.*	7,832	764,795

		996,634

Specialty Retail (2.0%)
Aaron’s, Inc.	9,331	423,627
American Eagle Outfitters, Inc.	21,799	237,609
AutoNation, Inc.*	8,118	305,074
Dick’s Sporting Goods, Inc.	9,038	372,908
Five Below, Inc.*	7,836	837,747
Foot Locker, Inc.	14,378	419,263
Murphy USA, Inc.*	3,835	431,783
RH*	2,302	572,968
Sally Beauty Holdings, Inc.*	15,932	199,628
Urban Outfitters, Inc.*	9,722	147,969
Williams-Sonoma, Inc.	10,810	886,528

		4,835,104

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	6,087	491,221
Columbia Sportswear Co.	3,987	321,273
Deckers Outdoor Corp.*	3,865	759,047
Skechers USA, Inc., Class A*	18,888	592,705

		2,164,246

Total Consumer Discretionary		31,405,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (3.4%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	1,348	$723,404

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club Holdings, Inc.*	17,156	639,404
Casey’s General Stores, Inc.	5,089	760,907
Grocery Outlet Holding Corp.*	8,860	361,488
Sprouts Farmers Market, Inc.*	16,270	416,350

		2,178,149

Food Products (1.8%)
Darling Ingredients, Inc.*	22,671	558,160
Flowers Foods, Inc.	26,633	595,514
Hain Celestial Group, Inc. (The)*	10,801	340,340
Ingredion, Inc.	9,404	780,532
Lancaster Colony Corp.	2,743	425,138
Pilgrim’s Pride Corp.*	7,198	121,574
Post Holdings, Inc.*	8,989	787,616
Sanderson Farms, Inc.	2,732	316,611
Tootsie Roll Industries, Inc. (x)	2,376	81,426
TreeHouse Foods, Inc.*	7,833	343,085

		4,349,996

Household Products (0.2%)
Energizer Holdings, Inc.	8,866	421,046

Personal Products (0.2%)
Edgewell Personal Care Co.*	7,453	232,235
Nu Skin Enterprises, Inc., Class A	7,222	276,097

		508,332

Total Consumer Staples		8,180,927

Energy (1.3%)
Energy Equipment & Services (0.2%)
ChampionX Corp.*	25,689	250,724
Transocean Ltd. (x)*	79,790	146,016

		396,740

Oil, Gas & Consumable Fuels (1.1%)
Antero Midstream Corp.	39,083	199,323
Cimarex Energy Co.	14,114	387,994
CNX Resources Corp.*	25,827	223,404
EQT Corp.	35,424	421,546
Equitrans Midstream Corp. (x)	56,404	468,717
Murphy Oil Corp. (x)	20,495	282,831
PBF Energy, Inc., Class A	14,036	143,729
World Fuel Services Corp.	8,594	221,381
WPX Energy, Inc.*	57,251	365,261

		2,714,186

Total Energy		3,110,926

Financials (13.5%)
Banks (5.5%)
Associated Banc-Corp.	21,766	297,759
BancorpSouth Bank	13,642	310,219
Bank of Hawaii Corp.	5,674	348,440
Bank OZK	17,059	400,375
Cathay General Bancorp	10,720	281,936
CIT Group, Inc.	13,690	283,794
Commerce Bancshares, Inc.	13,957	830,023
Cullen/Frost Bankers, Inc.	8,033	600,145
East West Bancorp, Inc.	19,686	713,421
First Financial Bankshares, Inc. (x)	19,742	570,346
First Horizon National Corp.	44,102	439,256
FNB Corp.	45,875	344,062
Fulton Financial Corp.	22,615	238,136
Glacier Bancorp, Inc.	12,359	436,149
Hancock Whitney Corp.	12,000	254,400
Home BancShares, Inc.	21,378	328,794
International Bancshares Corp.	7,790	249,436
PacWest Bancorp	16,031	315,971
Pinnacle Financial Partners, Inc.	10,099	424,057
Prosperity Bancshares, Inc.	12,876	764,577
Signature Bank	7,447	796,233
Sterling Bancorp	27,651	324,070
Synovus Financial Corp.	20,643	423,801
TCF Financial Corp.	21,150	622,233
Texas Capital Bancshares, Inc.*	6,930	213,929
Trustmark Corp.	8,854	217,100
UMB Financial Corp.	5,948	306,619
Umpqua Holdings Corp.	30,446	323,945
United Bankshares, Inc.	17,852	493,786
Valley National Bancorp	55,128	431,101
Webster Financial Corp.	12,670	362,489
Wintrust Financial Corp.	8,064	351,752

		13,298,354

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	6,611	492,916
Eaton Vance Corp.	15,876	612,813
Evercore, Inc., Class A	5,664	333,723
FactSet Research Systems, Inc.	5,251	1,724,796
Federated Hermes, Inc., Class B	13,220	313,314
Interactive Brokers Group, Inc., Class A	10,583	442,052
Janus Henderson Group plc	21,455	453,988
Legg Mason, Inc.	11,643	579,239
SEI Investments Co.	17,254	948,625
Stifel Financial Corp.	9,581	454,427

		6,355,893

Consumer Finance (0.5%)
FirstCash, Inc.	5,782	390,169
LendingTree, Inc. (x)*	1,056	305,744
Navient Corp.	23,561	165,634
SLM Corp.	52,135	366,509

		1,228,056

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	31,389	488,099

Insurance (4.1%)
Alleghany Corp.	1,999	977,791
American Financial Group, Inc.	10,325	655,224
Brighthouse Financial, Inc.*	13,029	362,467
Brown & Brown, Inc.	32,676	1,331,874
CNO Financial Group, Inc.	19,963	310,824
First American Financial Corp.	15,470	742,869
Genworth Financial, Inc., Class A*	69,694	160,993
Hanover Insurance Group, Inc. (The)	5,347	541,812
Kemper Corp.	8,530	618,596
Mercury General Corp.	3,738	152,323
Old Republic International Corp.	39,532	644,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Primerica, Inc.	5,692	$663,687
Reinsurance Group of America, Inc.	9,396	737,022
RenaissanceRe Holdings Ltd.	6,935	1,186,093
RLI Corp.	5,510	452,371
Selective Insurance Group, Inc.	8,194	432,152

		9,970,865

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	11,726	425,302
New York Community Bancorp, Inc.	64,629	659,216
Washington Federal, Inc.	10,384	278,707

		1,363,225

Total Financials		32,704,492

Health Care (10.1%)
Biotechnology (1.1%)
Arrowhead Pharmaceuticals, Inc.*	14,104	609,152
Exelixis, Inc.*	42,585	1,010,968
Ligand Pharmaceuticals, Inc. (x)*	2,274	254,347
United Therapeutics Corp.*	6,156	744,876

		2,619,343

Health Care Equipment & Supplies (3.3%)
Avanos Medical, Inc.*	6,599	193,944
Cantel Medical Corp.	5,143	227,475
Globus Medical, Inc., Class A*	10,440	498,092
Haemonetics Corp.*	6,979	625,039
Hill-Rom Holdings, Inc.	9,215	1,011,623
ICU Medical, Inc.*	2,709	499,296
Integra LifeSciences Holdings Corp.*	9,828	461,818
LivaNova plc*	6,670	321,027
Masimo Corp.*	6,958	1,586,354
NuVasive, Inc.*	7,177	399,472
Penumbra, Inc.*	4,644	830,440
Quidel Corp.*	5,359	1,199,023

		7,853,603

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	12,287	308,649
Amedisys, Inc.*	4,503	894,026
Chemed Corp.	2,219	1,000,924
Encompass Health Corp.	13,820	855,873
HealthEquity, Inc.*	10,003	586,876
LHC Group, Inc.*	4,101	714,886
MEDNAX, Inc.*	11,709	200,224
Molina Healthcare, Inc.*	8,243	1,467,089
Patterson Cos., Inc.	11,856	260,832
Tenet Healthcare Corp.*	14,410	260,965

		6,550,344

Life Sciences Tools & Services (2.0%)
Bio-Techne Corp.	5,307	1,401,420
Charles River Laboratories International, Inc.*	6,923	1,207,025
PRA Health Sciences, Inc.*	8,896	865,492
Repligen Corp.*	6,563	811,252
Syneos Health, Inc.*	8,675	505,319

		4,790,508

Pharmaceuticals (1.0%)
Catalent, Inc.*	22,634	1,659,072
Nektar Therapeutics*	24,802	574,415
Prestige Consumer Healthcare, Inc.*	6,918	259,840

		2,493,327

Total Health Care		24,307,125

Industrials (14.4%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	8,644	848,236
Curtiss-Wright Corp.	5,810	518,717
Hexcel Corp.	11,639	526,315
Mercury Systems, Inc.*	7,742	608,986

		2,502,254

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.*	12,637	976,208

Airlines (0.2%)
JetBlue Airways Corp.*	37,681	410,723

Building Products (1.2%)
Lennox International, Inc.	4,838	1,127,206
Owens Corning	14,985	835,564
Trex Co., Inc.*	8,050	1,047,063

		3,009,833

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	6,889	313,518
Clean Harbors, Inc.*	7,078	424,539
Deluxe Corp.	5,795	136,414
Healthcare Services Group, Inc.	10,220	249,981
Herman Miller, Inc.	8,140	192,185
HNI Corp.	5,876	179,629
KAR Auction Services, Inc.	17,835	245,410
MSA Safety, Inc.	4,928	563,960
Stericycle, Inc.*	12,669	709,211
Tetra Tech, Inc.	7,512	594,350

		3,609,197

Construction & Engineering (1.0%)
AECOM*	22,201	834,313
Dycom Industries, Inc.*	4,320	176,645
EMCOR Group, Inc.	7,747	512,387
Fluor Corp.	19,417	234,557
MasTec, Inc.*	8,114	364,075
Valmont Industries, Inc.	2,969	337,338

		2,459,315

Electrical Equipment (1.6%)
Acuity Brands, Inc.	5,465	523,219
EnerSys	5,837	375,786
Generac Holdings, Inc.*	8,804	1,073,472
Hubbell, Inc.	7,604	953,237
nVent Electric plc	21,545	403,538
Regal Beloit Corp.	5,643	492,747

		3,821,999

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,669	917,749

Machinery (4.1%)
AGCO Corp.	8,640	479,174
Colfax Corp.*	11,527	321,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Crane Co.	6,876	$408,847
Donaldson Co., Inc.	17,540	815,961
Graco, Inc.	23,083	1,107,753
ITT, Inc.	12,098	710,637
Kennametal, Inc.	11,422	327,926
Lincoln Electric Holdings, Inc.	8,286	698,013
Middleby Corp. (The)*	7,781	614,232
Nordson Corp.	7,206	1,367,050
Oshkosh Corp.	9,488	679,531
Terex Corp.	8,920	167,428
Timken Co. (The)	9,319	423,921
Toro Co. (The)	14,900	988,466
Trinity Industries, Inc.	13,035	277,515
Woodward, Inc.	7,974	618,384

		10,006,441

Marine (0.2%)
Kirby Corp.*	8,266	442,727

Professional Services (1.1%)
ASGN, Inc.*	7,262	484,230
CoreLogic, Inc.	11,043	742,310
FTI Consulting, Inc.*	5,204	596,118
Insperity, Inc.	5,031	325,657
ManpowerGroup, Inc.	8,132	559,075

		2,707,390

Road & Rail (0.9%)
Avis Budget Group, Inc. (x)*	7,451	170,553
Knight-Swift Transportation Holdings, Inc.	17,024	710,071
Landstar System, Inc.	5,380	604,228
Ryder System, Inc.	7,344	275,474
Werner Enterprises, Inc.	7,945	345,846

		2,106,172

Trading Companies & Distributors (0.8%)
GATX Corp.	4,844	295,387
MSC Industrial Direct Co., Inc., Class A	6,297	458,485
Univar Solutions, Inc.*	19,348	326,207
Watsco, Inc.	4,514	802,138

		1,882,217

Total Industrials		34,852,225

Information Technology (14.6%)
Communications Equipment (1.2%)
Ciena Corp.*	21,416	1,159,891
InterDigital, Inc.	4,292	243,056
Lumentum Holdings, Inc.*	10,424	848,826
NetScout Systems, Inc.*	8,681	221,886
ViaSat, Inc.*	8,211	315,056

		2,788,715

Electronic Equipment, Instruments & Components (3.3%)
Arrow Electronics, Inc.*	10,903	748,927
Avnet, Inc.	13,526	377,173
Belden, Inc.	5,304	172,645
Cognex Corp.	23,897	1,427,129
Coherent, Inc.*	3,346	438,259
II-VI, Inc.*	12,261	578,965
Jabil, Inc.	19,152	614,396
Littelfuse, Inc.	3,364	573,999
National Instruments Corp.	16,348	632,831
SYNNEX Corp.	5,727	685,923
Trimble, Inc.*	34,720	1,499,557
Vishay Intertechnology, Inc.	18,338	280,021

		8,029,825

IT Services (2.0%)
Alliance Data Systems Corp.	5,887	265,621
CACI International, Inc., Class A*	3,469	752,357
KBR, Inc.	19,634	442,747
LiveRamp Holdings, Inc.*	9,105	386,689
MAXIMUS, Inc.	8,597	605,659
Perspecta, Inc.	18,950	440,208
Sabre Corp.	37,947	305,853
Science Applications International Corp.	6,963	540,886
WEX, Inc.*	6,121	1,010,026

		4,750,046

Semiconductors & Semiconductor Equipment (4.3%)
Cabot Microelectronics Corp.	4,025	561,649
Cirrus Logic, Inc.*	8,176	505,113
Cree, Inc.*	15,068	891,875
Enphase Energy, Inc.*	11,257	535,495
First Solar, Inc.*	10,566	523,017
MKS Instruments, Inc.	7,696	871,495
Monolithic Power Systems, Inc.	5,811	1,377,207
Semtech Corp.*	9,116	476,038
Silicon Laboratories, Inc.*	6,081	609,742
SolarEdge Technologies, Inc.*	6,913	959,386
Synaptics, Inc.*	4,736	284,728
Teradyne, Inc.	23,090	1,951,336
Universal Display Corp.	5,867	877,821

		10,424,902

Software (3.7%)
ACI Worldwide, Inc.*	16,021	432,407
Blackbaud, Inc.	6,989	398,932
CDK Global, Inc.	16,820	696,685
Ceridian HCM Holding, Inc.*	14,086	1,116,597
CommVault Systems, Inc.*	5,789	224,034
Fair Isaac Corp.*	4,027	1,683,447
J2 Global, Inc.*	6,261	395,758
LogMeIn, Inc.	6,816	577,792
Manhattan Associates, Inc.*	8,899	838,286
Paylocity Holding Corp.*	5,091	742,726
PTC, Inc.*	14,518	1,129,355
Qualys, Inc.*	4,696	488,478
Teradata Corp.*	15,018	312,374

		9,036,871

Technology Hardware, Storage & Peripherals (0.1%)
NCR Corp.*	17,684	306,287

Total Information Technology		35,336,646

Materials (5.4%)
Chemicals (2.3%)
Ashland Global Holdings, Inc.	8,404	580,716
Cabot Corp.	7,854	290,991
Chemours Co. (The)	22,647	347,631
Ingevity Corp.*	5,770	303,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Minerals Technologies, Inc.	4,779	$224,279
NewMarket Corp.	1,005	402,482
Olin Corp.	22,017	252,975
PolyOne Corp.	12,829	336,505
RPM International, Inc.	17,984	1,349,879
Scotts Miracle-Gro Co. (The)	5,482	737,165
Sensient Technologies Corp.	5,812	303,154
Valvoline, Inc.	25,954	501,691

		5,630,797

Construction Materials (0.2%)
Eagle Materials, Inc.	5,744	403,344

Containers & Packaging (1.0%)
AptarGroup, Inc.	9,003	1,008,156
Greif, Inc., Class A	3,595	123,704
O-I Glass, Inc.	21,549	193,510
Silgan Holdings, Inc.	10,672	345,666
Sonoco Products Co.	13,877	725,628

		2,396,664

Metals & Mining (1.7%)
Allegheny Technologies, Inc.*	17,461	177,928
Carpenter Technology Corp.	6,576	159,665
Commercial Metals Co.	16,449	335,560
Compass Minerals International, Inc.	4,663	227,321
Reliance Steel & Aluminum Co.	8,842	839,371
Royal Gold, Inc.	9,153	1,137,901
Steel Dynamics, Inc.	29,282	763,967
United States Steel Corp. (x)	28,528	205,972
Worthington Industries, Inc.	5,064	188,887

		4,036,572

Paper & Forest Products (0.2%)
Domtar Corp.	7,795	164,553
Louisiana-Pacific Corp.	15,525	398,216

		562,769

Total Materials		13,030,146

Real Estate (8.9%)
Equity Real Estate Investment Trusts (REITs) (8.6%)
American Campus Communities, Inc. (REIT)	19,042	665,708
Brixmor Property Group, Inc. (REIT)	41,159	527,658
Camden Property Trust (REIT)	13,534	1,234,572
CoreCivic, Inc. (REIT)	16,500	154,440
CoreSite Realty Corp. (REIT)	5,644	683,263
Corporate Office Properties Trust (REIT)	15,437	391,174
Cousins Properties, Inc. (REIT)	20,603	614,588
CyrusOne, Inc. (REIT)	16,049	1,167,565
Douglas Emmett, Inc. (REIT)	22,826	699,845
EastGroup Properties, Inc. (REIT)	5,486	650,694
EPR Properties (REIT)	10,799	357,771
First Industrial Realty Trust, Inc. (REIT)	17,586	676,006
GEO Group, Inc. (The) (REIT)	16,810	198,862
Healthcare Realty Trust, Inc. (REIT)	18,526	542,627
Highwoods Properties, Inc. (REIT)	14,384	536,955
Hudson Pacific Properties, Inc. (REIT)	21,302	535,958
JBG SMITH Properties (REIT)	16,262	480,867
Kilroy Realty Corp. (REIT)	14,728	864,534
Lamar Advertising Co. (REIT), Class A	12,073	805,994
Life Storage, Inc. (REIT)	6,445	611,953
Macerich Co. (The) (REIT) (x)	16,405	147,153
Mack-Cali Realty Corp. (REIT)	12,469	190,651
Medical Properties Trust, Inc. (REIT)	73,498	1,381,762
National Retail Properties, Inc. (REIT)	23,757	842,898
Omega Healthcare Investors, Inc. (REIT)	31,470	935,603
Park Hotels & Resorts, Inc. (REIT)	33,006	326,429
Pebblebrook Hotel Trust (REIT)	18,097	247,205
Physicians Realty Trust (REIT)	28,121	492,680
PotlatchDeltic Corp. (REIT)	9,263	352,272
PS Business Parks, Inc. (REIT)	2,769	366,616
Rayonier, Inc. (REIT)	19,174	475,323
Sabra Health Care REIT, Inc. (REIT)	28,403	409,855
Service Properties Trust (REIT)	22,792	161,595
Spirit Realty Capital, Inc. (REIT)	14,327	499,439
STORE Capital Corp. (REIT)	30,944	736,777
Taubman Centers, Inc. (REIT)	8,419	317,901
Urban Edge Properties (REIT)	15,755	187,012
Weingarten Realty Investors (REIT)	16,655	315,279

		20,787,484

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	7,192	744,084

Total Real Estate		21,531,568

Utilities (3.8%)
Electric Utilities (1.2%)
ALLETE, Inc.	7,207	393,574
Hawaiian Electric Industries, Inc.	15,108	544,795
IDACORP, Inc.	6,952	607,396
OGE Energy Corp.	27,681	840,395
PNM Resources, Inc.	10,979	422,033

		2,808,193

Gas Utilities (1.4%)
National Fuel Gas Co.	12,547	526,096
New Jersey Resources Corp.	13,154	429,478
ONE Gas, Inc.	7,275	560,539
Southwest Gas Holdings, Inc.	7,734	534,032
Spire, Inc.	7,128	468,381
UGI Corp.	28,918	919,592

		3,438,118

Multi-Utilities (0.6%)
Black Hills Corp.	8,826	500,081
MDU Resources Group, Inc.	27,723	614,896
NorthWestern Corp.	6,955	379,187

		1,494,164

Water Utilities (0.6%)
Essential Utilities, Inc.	30,975	1,308,383

Total Utilities		9,048,858

Total Common Stocks (90.1%) (Cost $186,807,824)		217,559,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.8%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	250,000	$250,000
JPMorgan Prime Money Market Fund, IM Shares	13,815,937	13,828,372

Total Investment Companies		14,078,372

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $76,559, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $78,090. (xx)	76,559	76,559
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $111,120. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $741,693, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $756,525. (xx)	741,691	741,691
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Common Stocks; total market value $111,129. (xx)	100,000	100,000

Total Repurchase Agreements		1,118,250

Total Short-Term Investments (6.3%) (Cost $15,188,164)		15,196,622

Total Investments in Securities (96.4%) (Cost $201,995,988)		232,756,181
Other Assets Less Liabilities (3.6%)		8,755,576

Net Assets (100%)		$241,511,757

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $2,140,145. This was collateralized by $819,446 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $1,368,250 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	1	9/2020	USD	177,910	6,404

					6,404

Short Contracts
S&P Midcap 400 E-Mini Index	(36)	9/2020	USD	(6,404,760)	(50,626)

					(50,626)

					(44,222)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,051,479	$—	$—	$4,051,479
Consumer Discretionary	31,405,167	—	—	31,405,167
Consumer Staples	8,180,927	—	—	8,180,927
Energy	3,110,926	—	—	3,110,926
Financials	32,704,492	—	—	32,704,492
Health Care	24,307,125	—	—	24,307,125
Industrials	34,852,225	—	—	34,852,225
Information Technology	35,336,646	—	—	35,336,646
Materials	13,030,146	—	—	13,030,146
Real Estate	21,531,568	—	—	21,531,568
Utilities	9,048,858	—	—	9,048,858
Futures	6,404	—	—	6,404
Short-Term Investments
Investment Companies	14,078,372	—	—	14,078,372
Repurchase Agreements	—	1,118,250	—	1,118,250

Total Assets	$231,644,335	$1,118,250	$—	$232,762,585

Liabilities:
Futures	$(50,626)	$—	$—	$(50,626)

Total Liabilities	$(50,626)	$—	$—	$(50,626)

Total	$231,593,709	$1,118,250	$—	$232,711,959

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$6,404	*

Total		$6,404

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(50,626	)*

Total		$(50,626)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,819,936)	$(1,819,936)

Total	$(1,819,936)	$(1,819,936)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(327,512)	$(327,512)

Total	$(327,512)	$(327,512)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $29,934,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$48,620,787
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$17,877,023

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,359,263
Aggregate gross unrealized depreciation	(23,196,209)

Net unrealized appreciation	$30,163,054

Federal income tax cost of investments in securities and derivative instruments, if applicable	$202,548,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $200,877,738)	$231,637,931
Repurchase Agreements (Cost $1,118,250)	1,118,250
Cash	10,174,571
Cash held as collateral at broker for futures	696,100
Dividends, interest and other receivables	228,053
Securities lending income receivable	2,234
Other assets	2,653

Total assets	243,859,792

LIABILITIES
Payable for return of collateral on securities loaned	1,368,250
Payable for securities purchased	519,272
Payable for Portfolio shares redeemed	208,997
Due to broker for futures variation margin	81,194
Investment management fees payable	80,892
Administrative fees payable	25,301
Accrued expenses	64,129

Total liabilities	2,348,035

NET ASSETS	$241,511,757

Net assets were comprised of:
Paid in capital	$204,602,811
Total distributable earnings (loss)	36,908,946

Net assets	$241,511,757

Class K
Net asset value, offering and redemption price per share, $241,511,757 / 34,667,301 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.97

(x)	Includes value of securities on loan of $2,140,145.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $191 foreign withholding tax)	$1,887,711
Interest	40,388
Securities lending (net)	14,305

Total income	1,942,404

EXPENSES
Investment management fees	506,234
Administrative fees	138,827
Custodian fees	34,648
Professional fees	29,700
Printing and mailing expenses	17,575
Trustees’ fees	3,524
Miscellaneous	2,193

Gross expenses	732,701
Less: Waiver from investment manager	(58,182)

Net expenses	674,519

NET INVESTMENT INCOME (LOSS)	1,267,885

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,641,885
Futures contracts	(1,819,936)

Net realized gain (loss)	1,821,949

Change in unrealized appreciation (depreciation) on:
Investments in securities	(27,771,928)
Futures contracts	(327,512)

Net change in unrealized appreciation (depreciation)	(28,099,440)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(26,277,491)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,009,606)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,267,885	$2,385,074
Net realized gain (loss)	1,821,949	11,390,021
Net change in unrealized appreciation (depreciation)	(28,099,440)	33,476,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,009,606)	47,251,752

Distributions to shareholders:
Class K	—	(8,977,857)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [7,202,024 and 5,792,292 shares, respectively]	46,218,759	41,956,173
Capital shares issued in reinvestment of dividends and distributions [0 and 1,151,631 shares, respectively]	—	8,977,857
Capital shares repurchased [(2,203,151) and (3,361,418) shares, respectively]	(15,434,522)	(25,664,114)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,784,237	25,269,916

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,774,631	63,543,811
NET ASSETS:
Beginning of period	235,737,126	172,193,315

End of period	$241,511,757	$235,737,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡
Net asset value, beginning of period	$8.74

Income (loss) from investment operations:
Net investment income (loss) (e)	— #
Net realized and unrealized gain (loss)	0.47

Total from investment operations	0.47

Net asset value, end of period	$9.21

Total return (b)	5.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%
Before waivers and reimbursements (a)(f)	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.02%
Before waivers and reimbursements (a)(f)	0.02%
Portfolio turnover rate^	35%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.95		$6.60	$8.31	$8.03	$7.25	$8.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.08	0.08	0.06	0.07	0.05
Net realized and unrealized gain (loss)	(1.02)		1.59	(1.04)	1.16	1.38	(0.33)

Total from investment operations	(0.98)		1.67	(0.96)	1.22	1.45	(0.28)

Less distributions:
Dividends from net investment income	—		(0.09)	(0.09)	(0.08)	(0.08)	(0.06)
Distributions from net realized gains	—		(0.23)	(0.66)	(0.86)	(0.59)	(1.14)
Return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.32)	(0.75)	(0.94)	(0.67)	(1.20)

Net asset value, end of period	$6.97		$7.95	$6.60	$8.31	$8.03	$7.25

Total return (b)	(12.33)%		25.29%	(12.14)%	15.47%	20.02%	(3.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$241,512		$235,737	$172,193	$203,144	$200,381	$184,496
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.63%	0.64%
Before waivers and reimbursements (a)(f)	0.65%		0.66%	0.65%	0.64%	0.65%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.13%		1.10%	1.00%	0.73%	0.96%	0.56%
Before waivers and reimbursements (a)(f)	1.08%		1.04%	0.95%	0.69%	0.94%	0.56%
Portfolio turnover rate^	9	%(z)	23%	22%	16%	16%	35%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Health Care	18.8%
Financials	14.9
Industrials	13.3
Information Technology	12.6
Consumer Discretionary	10.8
Real Estate	6.4
Investment Companies	5.2
Repurchase Agreements	4.2
Materials	3.7
Utilities	3.3
Consumer Staples	3.0
Communication Services	2.3
Energy	2.1
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class K
Actual	$1,000.00	$864.13	$2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.8%)
Alaska Communications Systems Group, Inc.	21,566	$60,169
Anterix, Inc.*	7,429	336,831
ATN International, Inc.	6,431	389,526
Bandwidth, Inc., Class A*	11,215	1,424,305
Cincinnati Bell, Inc.*	26,112	387,763
Cogent Communications Holdings, Inc.	24,343	1,883,175
Consolidated Communications Holdings, Inc.*	39,595	268,058
IDT Corp., Class B*	9,419	61,506
Iridium Communications, Inc.*	68,711	1,748,008
Liberty Latin America Ltd., Class A*	21,514	209,116
Liberty Latin America Ltd., Class C*	64,855	612,231
Ooma, Inc.*	12,098	199,375
ORBCOMM, Inc.*	37,964	146,161
Vonage Holdings Corp.*	135,274	1,360,856

		9,087,080

Entertainment (0.3%)
AMC Entertainment Holdings, Inc., Class A (x)	48,066	206,203
Cinemark Holdings, Inc.	63,255	730,595
Eros International plc*	30,695	96,996
Gaia, Inc.*	5,112	42,839
Glu Mobile, Inc.*	72,199	669,285
IMAX Corp.*	30,650	343,587
Liberty Media Corp.-Liberty Braves, Class A*	6,713	134,797
Liberty Media Corp.-Liberty Braves, Class C*	19,417	383,292
LiveXLive Media, Inc. (x)*	21,415	77,522
Marcus Corp. (The)	16,416	217,840

		2,902,956

Interactive Media & Services (0.3%)
Cargurus, Inc.*	48,629	1,232,745
Cars.com, Inc.*	37,868	218,120
DHI Group, Inc.*	22,520	47,292
Eventbrite, Inc., Class A (x)*	42,453	363,822
EverQuote, Inc., Class A*	8,152	474,120
Liberty TripAdvisor Holdings, Inc., Class A*	31,325	66,722
Meet Group, Inc. (The)*	38,865	242,517
QuinStreet, Inc.*	27,232	284,847
TrueCar, Inc.*	56,589	146,000
Yelp, Inc.*	40,667	940,628

		4,016,813

Media (0.7%)
AMC Networks, Inc., Class A*	22,658	529,971
Boston Omaha Corp., Class A*	7,863	125,808
Cardlytics, Inc.*	15,147	1,059,987
Central European Media Enterprises Ltd., Class A*	53,669	189,988
comScore, Inc.*	27,204	84,332
Daily Journal Corp. (x)*	675	182,250
Emerald Holding, Inc.	9,489	29,226
Entercom Communications Corp., Class A (x)	65,616	90,550
Entravision Communications Corp., Class A	38,132	54,529
EW Scripps Co. (The), Class A	32,587	285,136
Fluent, Inc.*	29,145	51,878
Gannett Co., Inc. (x)	95,249	131,444
Gray Television, Inc.*	50,769	708,228
Hemisphere Media Group, Inc.*	12,352	121,420
iHeartMedia, Inc., Class A (x)*	23,972	200,166
Loral Space & Communications, Inc.	8,991	175,504
Meredith Corp. (x)	22,464	326,851
MSG Networks, Inc., Class A*	23,741	236,223
National CineMedia, Inc.	33,104	98,319
Saga Communications, Inc., Class A	1,576	40,346
Scholastic Corp.	17,214	515,387
Sinclair Broadcast Group, Inc., Class A (x)	31,250	576,875
TechTarget, Inc.*	15,413	462,852
TEGNA, Inc.	128,372	1,430,064
Tribune Publishing Co.	11,243	112,318
WideOpenWest, Inc.*	37,429	197,251

		8,016,903

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	22,771	303,310
Gogo, Inc. (x)*	30,871	97,552
Shenandoah Telecommunications Co.	27,666	1,363,657
Spok Holdings, Inc.	11,410	106,684

		1,871,203

Total Communication Services		25,894,955

Consumer Discretionary (10.8%)
Auto Components (1.1%)
Adient plc*	48,791	801,148
American Axle & Manufacturing Holdings, Inc.*	61,422	466,807
Cooper Tire & Rubber Co.	28,726	793,125
Cooper-Standard Holdings, Inc.*	6,986	92,564
Dana, Inc.	85,094	1,037,296
Dorman Products, Inc.*	15,114	1,013,696
Fox Factory Holding Corp.*	21,980	1,815,768
Gentherm, Inc.*	18,325	712,843
Goodyear Tire & Rubber Co. (The)	137,424	1,229,258
LCI Industries	14,510	1,668,360
Modine Manufacturing Co.*	29,558	163,160
Motorcar Parts of America, Inc.*	11,410	201,615
Standard Motor Products, Inc.	11,477	472,852
Stoneridge, Inc.*	14,300	295,438
Tenneco, Inc., Class A*	32,728	247,424
Visteon Corp.*	16,326	1,118,331
Workhorse Group, Inc. (x)*	38,432	668,332
XPEL, Inc. (m)(x)*	8,920	139,509

		12,937,526

Automobiles (0.1%)
Winnebago Industries, Inc.	18,293	1,218,680

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,043	$624,948
Funko, Inc., Class A (x)*	12,921	74,942
Greenlane Holdings, Inc., Class A (x)*	13,392	53,300
Weyco Group, Inc.	4,639	100,156

		853,346

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	30,129	938,518
American Public Education, Inc.*	9,597	284,071
Aspen Group, Inc. (x)*	7,561	68,427
Carriage Services, Inc.	11,623	210,609
Collectors Universe, Inc.	5,374	184,221
Franchise Group, Inc. (x)	9,863	215,802
Houghton Mifflin Harcourt Co.*	67,222	121,672
K12, Inc.*	22,597	615,542
Laureate Education, Inc., Class A*	60,627	604,148
OneSpaWorld Holdings Ltd. (x)	34,947	166,697
Perdoceo Education Corp.*	40,319	642,282
Regis Corp.*	16,444	134,512
Strategic Education, Inc.	12,698	1,951,048
Universal Technical Institute, Inc.*	11,838	82,274
Vivint Smart Home, Inc. (x)*	40,877	708,398
WW International, Inc.*	26,304	667,596

		7,595,817

Hotels, Restaurants & Leisure (2.5%)
Accel Entertainment, Inc. (x)*	22,145	213,256
BBX Capital Corp.	38,424	97,597
Biglari Holdings, Inc., Class B*	891	61,461
BJ’s Restaurants, Inc.	12,786	267,739
Bloomin’ Brands, Inc.	49,781	530,665
Bluegreen Vacations Corp. (x)	10,756	58,298
Boyd Gaming Corp.	48,024	1,003,702
Brinker International, Inc.	25,736	617,664
Carrols Restaurant Group, Inc.*	21,600	104,544
Century Casinos, Inc.*	16,851	69,932
Cheesecake Factory, Inc. (The) (x)	24,433	560,004
Churchill Downs, Inc.	22,042	2,934,892
Chuy’s Holdings, Inc.*	6,879	102,360
Cracker Barrel Old Country Store, Inc.	13,734	1,523,238
Dave & Buster’s Entertainment, Inc. (x)	24,949	332,570
Del Taco Restaurants, Inc.*	16,840	99,861
Denny’s Corp.*	31,186	314,979
Dine Brands Global, Inc.	9,424	396,750
El Pollo Loco Holdings, Inc. (x)*	14,827	218,847
Eldorado Resorts, Inc. (x)*	48,648	1,948,839
Everi Holdings, Inc.*	46,587	240,389
Fiesta Restaurant Group, Inc.*	11,426	72,898
GAN Ltd. (x)*	3,172	80,727
Golden Entertainment, Inc.*	11,557	103,088
Hilton Grand Vacations, Inc.*	49,582	969,328
International Game Technology plc	59,282	527,610
Jack in the Box, Inc.	13,252	981,841
Kura Sushi USA, Inc., Class A (x)*	1,270	18,136
Lindblad Expeditions Holdings, Inc.*	17,230	133,016
Marriott Vacations Worldwide Corp.	23,577	1,938,265
Monarch Casino & Resort, Inc.*	8,161	278,127
Nathan’s Famous, Inc.	2,179	122,547
Noodles & Co.*	21,209	128,314
Papa John’s International, Inc.	18,740	1,488,143
Penn National Gaming, Inc.*	77,956	2,380,776
PlayAGS, Inc.*	16,831	56,889
RCI Hospitality Holdings, Inc.	5,892	81,663
Red Robin Gourmet Burgers, Inc. (x)*	7,927	80,855
Red Rock Resorts, Inc., Class A	36,348	396,557
Ruth’s Hospitality Group, Inc.	27,013	220,426
Scientific Games Corp., Class A*	32,915	508,866
SeaWorld Entertainment, Inc.*	27,963	414,132
Shake Shack, Inc., Class A (x)*	19,563	1,036,448
Target Hospitality Corp. (x)*	26,319	44,479
Texas Roadhouse, Inc.	38,078	2,001,760
Twin River Worldwide Holdings, Inc.	14,044	313,041
Wingstop, Inc.	17,168	2,385,837

		28,461,356

Household Durables (1.9%)
Beazer Homes USA, Inc.*	23,459	236,232
Casper Sleep, Inc. (x)*	3,014	27,036
Cavco Industries, Inc.*	4,894	943,808
Century Communities, Inc.*	15,823	485,133
Ethan Allen Interiors, Inc.	15,954	188,736
GoPro, Inc., Class A (x)*	83,532	397,612
Green Brick Partners, Inc.*	15,207	180,203
Hamilton Beach Brands Holding Co., Class A	5,395	64,200
Helen of Troy Ltd.*	14,762	2,783,523
Hooker Furniture Corp.	7,028	136,695
Installed Building Products, Inc.*	13,166	905,557
iRobot Corp. (x)*	16,051	1,346,679
KB Home	51,305	1,574,037
La-Z-Boy, Inc.	24,829	671,873
Legacy Housing Corp.*	7,556	107,446
LGI Homes, Inc.*	12,926	1,137,876
Lifetime Brands, Inc.	6,256	42,040
Lovesac Co. (The) (x)*	7,573	198,640
M.D.C. Holdings, Inc.	29,010	1,035,657
M/I Homes, Inc.*	15,901	547,630
Meritage Homes Corp.*	21,447	1,632,546
Purple Innovation, Inc. (x)*	14,457	260,226
Skyline Champion Corp.*	29,508	718,225
Sonos, Inc.*	43,127	630,948
Taylor Morrison Home Corp., Class A*	74,694	1,440,847
TopBuild Corp.*	19,462	2,214,192
TRI Pointe Group, Inc.*	75,815	1,113,722
Tupperware Brands Corp. (x)	26,706	126,854
Turtle Beach Corp.*	5,938	87,407
Universal Electronics, Inc.*	7,629	357,190
VOXX International Corp.*	8,782	50,760

		21,643,530

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	14,669	293,673
Duluth Holdings, Inc., Class B (x)*	12,367	91,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Groupon, Inc. (x)*	13,271	$240,470
Lands’ End, Inc.*	12,763	102,615
Liquidity Services, Inc.*	18,513	110,337
Overstock.com, Inc. (x)*	22,938	652,127
PetMed Express, Inc.	10,973	391,078
Quotient Technology, Inc.*	45,557	333,477
RealReal, Inc. (The)*	36,659	468,869
Rubicon Project, Inc. (The)*	71,962	479,987
Shutterstock, Inc.	10,912	381,593
Stamps.com, Inc.*	9,472	1,739,912
Stitch Fix, Inc., Class A (x)*	32,873	819,853
US Auto Parts Network, Inc.*	9,426	81,629
Waitr Holdings, Inc. (x)*	73,578	193,510

		6,380,275

Leisure Products (0.6%)
Acushnet Holdings Corp.	19,263	670,160
Callaway Golf Co.	53,428	935,524
Clarus Corp.	12,277	142,168
Escalade, Inc.	4,280	59,749
Johnson Outdoors, Inc., Class A	3,130	284,893
Malibu Boats, Inc., Class A*	10,986	570,723
Marine Products Corp.	8,197	113,528
MasterCraft Boat Holdings, Inc.*	10,509	200,196
Nautilus, Inc.*	12,916	119,731
Smith & Wesson Brands, Inc.*	28,935	622,681
Sturm Ruger & Co., Inc.	9,604	729,904
Vista Outdoor, Inc.*	30,988	447,777
YETI Holdings, Inc.*	42,573	1,819,144

		6,716,178

Multiline Retail (0.2%)
Big Lots, Inc.	23,026	967,092
Dillard’s, Inc., Class A (x)	9,079	234,147
Macy’s, Inc. (x)	95,217	655,093

		1,856,332

Specialty Retail (2.2%)
Aaron’s, Inc.	38,673	1,755,754
Abercrombie & Fitch Co., Class A	36,265	385,860
American Eagle Outfitters, Inc.	87,824	957,282
America’s Car-Mart, Inc.*	3,564	313,169
Asbury Automotive Group, Inc.*	11,035	853,337
At Home Group, Inc. (x)*	34,872	226,319
Bed Bath & Beyond, Inc. (x)	70,542	747,745
Boot Barn Holdings, Inc.*	15,052	324,521
Buckle, Inc. (The)	16,442	257,811
Caleres, Inc.	32,561	271,559
Camping World Holdings, Inc., Class A (x)	19,275	523,509
Cato Corp. (The), Class A	15,220	124,500
Chico’s FAS, Inc.	71,355	98,470
Children’s Place, Inc. (The) (x)	8,894	332,813
Citi Trends, Inc.	8,596	173,811
Conn’s, Inc. (x)*	11,181	112,816
Container Store Group, Inc. (The) (x)*	18,159	58,835
Designer Brands, Inc., Class A	39,643	268,383
Envela Corp.*	5,247	32,007
Express, Inc. (x)*	25,952	39,966
GameStop Corp., Class A (x)*	42,991	186,581
Genesco, Inc.*	8,322	180,255
Group 1 Automotive, Inc.	10,618	700,469
GrowGeneration Corp. (x)*	12,014	82,176
Guess?, Inc.	27,513	266,051
Haverty Furniture Cos., Inc.	9,157	146,512
Hibbett Sports, Inc.*	7,167	150,077
Hudson Ltd., Class A*	34,876	169,846
Lithia Motors, Inc., Class A	12,925	1,955,940
Lumber Liquidators Holdings, Inc. (x)*	19,551	270,977
MarineMax, Inc.*	11,852	265,366
Michaels Cos., Inc. (The) (x)*	53,293	376,782
Monro, Inc.	18,745	1,029,850
Murphy USA, Inc.*	16,121	1,815,063
National Vision Holdings, Inc.*	45,330	1,383,472
Office Depot, Inc.	291,873	685,902
OneWater Marine, Inc., Class A (x)*	1,669	40,523
Rent-A-Center, Inc.	27,476	764,382
RH*	9,823	2,444,945
Sally Beauty Holdings, Inc.*	65,508	820,815
Shoe Carnival, Inc. (x)	6,317	184,899
Signet Jewelers Ltd.	28,680	294,544
Sleep Number Corp.*	15,105	628,972
Sonic Automotive, Inc., Class A	14,578	465,184
Sportsman’s Warehouse Holdings, Inc.*	25,222	359,413
Tilly’s, Inc., Class A	19,026	107,877
Urban Outfitters, Inc.*	40,652	618,723
Winmark Corp.	1,856	317,821
Zumiez, Inc.*	12,706	347,890

		24,919,774

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	39,652	1,459,987
Deckers Outdoor Corp.*	16,242	3,189,766
Fossil Group, Inc.*	25,138	116,892
G-III Apparel Group Ltd.*	24,500	325,605
Kontoor Brands, Inc. (x)	28,149	501,334
Lakeland Industries, Inc. (x)*	3,243	72,741
Movado Group, Inc.	10,893	118,080
Oxford Industries, Inc.	9,824	432,354
Rocky Brands, Inc.	2,940	60,446
Steven Madden Ltd.	48,656	1,201,317
Superior Group of Cos., Inc.	6,483	86,872
Unifi, Inc.*	9,951	128,169
Vera Bradley, Inc.*	12,426	55,171
Wolverine World Wide, Inc.	46,382	1,104,355

		8,853,089

Total Consumer Discretionary		121,435,903

Consumer Staples (3.0%)
Beverages (0.3%)
Celsius Holdings, Inc.*	19,601	230,704
Coca-Cola Consolidated, Inc.	2,661	609,875
Craft Brew Alliance, Inc. (x)*	8,369	128,799
MGP Ingredients, Inc.	7,829	287,363
National Beverage Corp. (x)*	6,928	422,746
New Age Beverages Corp. (x)*	53,330	81,595
Primo Water Corp.	91,115	1,252,831

		3,013,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.8%)
Andersons, Inc. (The)	17,586	$241,983
BJ’s Wholesale Club Holdings, Inc.*	79,694	2,970,195
Chefs’ Warehouse, Inc. (The)*	17,299	234,920
HF Foods Group, Inc. (x)*	16,683	150,981
Ingles Markets, Inc., Class A	7,413	319,278
Natural Grocers by Vitamin Cottage, Inc.	7,117	105,901
Performance Food Group Co.*	76,284	2,222,916
PriceSmart, Inc.	12,993	783,868
Rite Aid Corp. (x)*	31,144	531,317
SpartanNash Co.	20,936	444,890
United Natural Foods, Inc.*	31,331	570,538
Village Super Market, Inc., Class A	4,847	134,359
Weis Markets, Inc.	6,116	306,534

		9,017,680

Food Products (1.3%)
Alico, Inc.	2,985	93,013
B&G Foods, Inc. (x)	37,308	909,569
Bridgford Foods Corp.*	1,002	16,593
Calavo Growers, Inc.	9,295	584,749
Cal-Maine Foods, Inc.*	17,612	783,382
Darling Ingredients, Inc.*	93,619	2,304,900
Farmer Bros Co.*	12,226	89,739
Fresh Del Monte Produce, Inc.	17,536	431,736
Freshpet, Inc.*	22,553	1,886,784
Hostess Brands, Inc.*	67,820	828,760
J & J Snack Foods Corp.	8,801	1,118,871
John B Sanfilippo & Son, Inc.	4,978	424,773
Lancaster Colony Corp.	10,784	1,671,412
Landec Corp.*	18,122	144,251
Limoneira Co.	9,349	135,467
Sanderson Farms, Inc.	11,681	1,353,711
Seneca Foods Corp., Class A*	3,725	125,942
Simply Good Foods Co. (The)*	47,730	886,823
Tootsie Roll Industries, Inc.	9,910	339,616

		14,130,091

Household Products (0.2%)
Central Garden & Pet Co.*	6,112	219,971
Central Garden & Pet Co., Class A*	22,256	752,030
Oil-Dri Corp. of America	3,397	117,876
WD-40 Co.	8,081	1,602,462

		2,692,339

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	22,540	449,448
Edgewell Personal Care Co.*	31,271	974,404
elf Beauty, Inc.*	16,614	316,829
Inter Parfums, Inc.	10,117	487,133
Lifevantage Corp.*	9,923	134,159
Medifast, Inc. (x)	6,704	930,314
Nature’s Sunshine Products, Inc.*	4,475	40,320
Revlon, Inc., Class A (x)*	6,882	68,132
USANA Health Sciences, Inc.*	6,963	511,293
Veru, Inc.*	19,197	64,118

		3,976,150

Tobacco (0.1%)
Turning Point Brands, Inc. (x)	5,868	146,172
Universal Corp.	13,925	591,952
Vector Group Ltd.	78,503	789,740

		1,527,864

Total Consumer Staples		34,358,037

Energy (2.1%)
Energy Equipment & Services (0.7%)
Archrock, Inc.	69,956	454,014
Aspen Aerogels, Inc.*	8,588	56,509
Bristow Group, Inc.*	4,297	59,857
Cactus, Inc., Class A	26,306	542,693
ChampionX Corp.*	108,868	1,062,552
DMC Global, Inc.	10,973	302,855
Dril-Quip, Inc.*	19,203	572,057
Exterran Corp.*	16,580	89,366
Frank’s International NV*	97,718	217,911
Helix Energy Solutions Group, Inc.*	77,287	268,186
Liberty Oilfield Services, Inc., Class A (x)	45,384	248,704
Matrix Service Co.*	14,388	139,851
Nabors Industries Ltd. (x)	4,049	149,894
National Energy Services Reunited Corp.*	20,119	138,419
Newpark Resources, Inc.*	49,324	109,993
NexTier Oilfield Solutions, Inc.*	91,153	223,325
Oceaneering International, Inc.*	53,350	340,906
Oil States International, Inc.*	32,628	154,983
Patterson-UTI Energy, Inc.	67,168	233,073
ProPetro Holding Corp.*	44,591	229,198
RPC, Inc.*	52,685	162,270
SEACOR Holdings, Inc.*	10,518	297,870
Select Energy Services, Inc., Class A*	40,920	200,508
Solaris Oilfield Infrastructure, Inc., Class A	16,751	124,292
Tidewater, Inc.*	19,898	111,230
Transocean Ltd. (x)*	344,343	630,148
US Silica Holdings, Inc.	40,138	144,898

		7,265,562

Oil, Gas & Consumable Fuels (1.4%)
Adams Resources & Energy, Inc.	846	22,647
Antero Resources Corp. (x)*	142,417	361,739
Arch Resources, Inc. (x)	9,670	274,725
Ardmore Shipping Corp.	19,569	84,929
Berry Corp.	41,190	198,948
Bonanza Creek Energy, Inc.*	10,584	156,855
Brigham Minerals, Inc., Class A	19,771	244,172
California Resources Corp. (x)*	26,209	31,975
Clean Energy Fuels Corp.*	82,084	182,227
CNX Resources Corp.*	108,630	939,650
Comstock Resources, Inc. (x)*	34,669	151,850
CONSOL Energy, Inc.*	14,292	72,460
Contango Oil & Gas Co. (x)*	46,210	105,821
CVR Energy, Inc.	17,632	354,580
Delek US Holdings, Inc.	36,933	643,004
DHT Holdings, Inc.	61,525	315,623
Diamond S Shipping, Inc., Class S*	16,598	132,618
Dorian LPG Ltd.*	23,694	183,392
Earthstone Energy, Inc., Class A (x)*	8,632	24,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Energy Fuels, Inc. (x)*	53,449	$80,708
Evolution Petroleum Corp.	19,535	54,698
Falcon Minerals Corp. (x)	23,325	74,640
Frontline Ltd. (x)	68,386	477,334
Golar LNG Ltd. (x)*	48,440	350,706
Goodrich Petroleum Corp.*	3,754	27,029
Green Plains, Inc. (x)*	21,352	218,111
Gulfport Energy Corp. (x)*	81,415	88,742
International Seaways, Inc.	14,207	232,142
Kosmos Energy Ltd.	238,545	395,985
Magnolia Oil & Gas Corp., Class A*	67,255	407,565
Matador Resources Co. (x)*	60,411	513,494
Montage Resources Corp.*	12,153	48,004
NACCO Industries, Inc., Class A	2,599	60,557
NextDecade Corp. (x)*	7,377	15,934
Nordic American Tankers Ltd. (x)	85,291	346,281
Overseas Shipholding Group, Inc., Class A*	28,161	52,380
Ovintiv, Inc. (x)	153,096	1,462,067
Par Pacific Holdings, Inc.*	28,767	258,615
PBF Energy, Inc., Class A	56,905	582,707
PDC Energy, Inc.*	56,679	705,087
Peabody Energy Corp.	38,169	109,927
Penn Virginia Corp.*	7,493	71,408
PrimeEnergy Resources Corp.*	381	27,085
Range Resources Corp. (x)	124,688	701,993
Renewable Energy Group, Inc.*	21,900	542,682
REX American Resources Corp.*	3,433	238,147
Scorpio Tankers, Inc.	26,982	345,639
SFL Corp. Ltd.	50,828	472,192
SM Energy Co.	62,797	235,489
Southwestern Energy Co.*	306,457	784,530
Talos Energy, Inc.*	14,931	137,365
Tellurian, Inc. (x)*	77,496	89,120
Uranium Energy Corp. (x)*	109,346	95,973
W&T Offshore, Inc. (x)*	67,115	153,022
Whiting Petroleum Corp. (x)*	47,735	53,941
World Fuel Services Corp.	35,267	908,478

		15,901,507

Total Energy		23,167,069

Financials (14.9%)
Banks (7.7%)
1st Constitution Bancorp	5,051	62,632
1st Source Corp.	8,702	309,617
ACNB Corp.	5,415	141,765
Allegiance Bancshares, Inc.	9,902	251,412
Amalgamated Bank, Class A	10,799	136,499
Amerant Bancorp, Inc.*	13,309	200,167
American National Bankshares, Inc.	6,730	168,519
Ameris Bancorp	36,579	862,899
Ames National Corp.	6,220	122,783
Arrow Financial Corp.	7,160	212,867
Atlantic Capital Bancshares, Inc.*	14,102	171,480
Atlantic Union Bankshares Corp.	46,119	1,068,116
Auburn National BanCorp, Inc.	1,043	59,545
Banc of California, Inc.	28,586	309,586
BancFirst Corp.	10,812	438,643
Bancorp, Inc. (The)*	28,064	275,027
BancorpSouth Bank	56,471	1,284,151
Bank First Corp. (x)	3,462	221,914
Bank of Commerce Holdings	11,227	85,101
Bank of Marin Bancorp	7,800	259,974
Bank of NT Butterfield & Son Ltd. (The)	32,465	791,821
Bank of Princeton (The)	3,622	72,730
Bank7 Corp.	4,410	47,871
BankFinancial Corp.	10,382	87,209
BankUnited, Inc.	54,334	1,100,263
Bankwell Financial Group, Inc.	4,828	76,765
Banner Corp.	16,681	633,878
Bar Harbor Bankshares	9,333	208,966
Baycom Corp.*	4,667	60,251
BCB Bancorp, Inc.	10,444	96,920
Berkshire Hills Bancorp, Inc.	27,858	306,995
Boston Private Financial Holdings, Inc.	38,213	262,905
Bridge Bancorp, Inc.	10,413	237,833
Brookline Bancorp, Inc.	37,650	379,512
Bryn Mawr Bank Corp.	11,320	313,111
Business First Bancshares, Inc.	8,996	138,089
Byline Bancorp, Inc.	14,198	185,994
C&F Financial Corp.	2,149	71,454
Cadence Bancorp	63,839	565,614
California Bancorp, Inc. (x)*	2,718	40,498
Cambridge Bancorp	3,709	219,721
Camden National Corp.	8,639	298,391
Capital Bancorp, Inc.*	7,104	76,013
Capital City Bank Group, Inc.	8,934	187,167
Capstar Financial Holdings, Inc.	10,968	131,616
Carter Bank & Trust	16,185	130,613
Cathay General Bancorp	45,088	1,185,814
CB Financial Services, Inc.	1,825	39,821
CBTX, Inc.	11,075	232,575
Central Pacific Financial Corp.	14,384	230,576
Central Valley Community Bancorp	7,796	119,980
Century Bancorp, Inc., Class A	2,056	159,792
Chemung Financial Corp.	2,477	67,622
ChoiceOne Financial Services, Inc. (x)	3,203	94,681
CIT Group, Inc.	57,950	1,201,303
Citizens & Northern Corp.	7,928	163,713
Citizens Holding Co.	1,720	43,000
City Holding Co.	9,129	594,937
Civista Bancshares, Inc.	10,691	164,641
CNB Financial Corp.	9,811	175,911
Coastal Financial Corp.*	5,942	86,278
Codorus Valley Bancorp, Inc.	5,973	82,607
Colony Bankcorp, Inc.	3,779	44,479
Columbia Banking System, Inc.	39,689	1,124,985
Community Bank System, Inc.	28,823	1,643,487
Community Bankers Trust Corp.	13,885	76,367
Community Financial Corp. (The)	3,239	79,032
Community Trust Bancorp, Inc.	8,468	277,412
ConnectOne Bancorp, Inc.	20,660	333,039
County Bancorp, Inc.	1,778	37,214
CrossFirst Bankshares, Inc.*	26,670	260,833
Customers Bancorp, Inc.*	19,013	228,536
CVB Financial Corp.	75,148	1,408,274
Delmar Bancorp	2,998	19,697

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Dime Community Bancshares, Inc.	16,279	$223,511
Eagle Bancorp Montana, Inc.	1,973	34,291
Eagle Bancorp, Inc.	17,461	571,848
Enterprise Bancorp, Inc.	5,901	140,562
Enterprise Financial Services Corp.	13,196	410,660
Equity Bancshares, Inc., Class A*	10,220	178,237
Esquire Financial Holdings, Inc.*	4,607	77,858
Evans Bancorp, Inc.	3,533	82,178
Farmers & Merchants Bancorp, Inc.	6,442	136,828
Farmers National Banc Corp.	16,517	195,892
FB Financial Corp.	11,576	286,738
Fidelity D&D Bancorp, Inc. (x)	2,569	123,543
Financial Institutions, Inc.	11,399	212,135
First Bancorp (Nasdaq Stock Exchange)	16,497	413,745
First Bancorp (Quotrix Stock Exchange)	121,434	678,816
First Bancorp, Inc. (The)	7,105	154,178
First Bancshares, Inc. (The)	11,547	259,807
First Bank	10,130	66,048
First Busey Corp.	30,172	562,708
First Business Financial Services, Inc.	5,531	90,985
First Capital, Inc. (x)	2,224	154,501
First Choice Bancorp	7,252	118,788
First Commonwealth Financial Corp.	47,824	395,983
First Community Bankshares, Inc.	10,787	242,168
First Community Corp. (x)	2,488	37,693
First Financial Bancorp	55,389	769,353
First Financial Bankshares, Inc. (x)	74,008	2,138,091
First Financial Corp.	6,889	253,791
First Foundation, Inc.	21,535	351,882
First Guaranty Bancshares, Inc.	3,300	40,359
First Internet Bancorp	7,205	119,747
First Interstate BancSystem, Inc., Class A	24,724	765,455
First Merchants Corp.	32,891	906,805
First Mid Bancshares, Inc.	8,670	227,414
First Midwest Bancorp, Inc.	62,108	829,142
First Northwest Bancorp	5,583	69,341
First of Long Island Corp. (The)	13,908	227,257
First Savings Financial Group, Inc.	705	30,548
First United Corp. (x)	2,618	34,924
First Western Financial, Inc.*	2,186	31,150
Flushing Financial Corp.	16,778	193,283
FNCB Bancorp, Inc.	8,094	46,540
Franklin Financial Network, Inc.	7,863	202,472
Franklin Financial Services Corp.	2,834	73,401
Fulton Financial Corp.	94,692	997,107
FVCBankcorp, Inc.*	7,859	84,563
German American Bancorp, Inc.	12,867	400,164
Glacier Bancorp, Inc.	54,277	1,915,435
Great Southern Bancorp, Inc.	7,063	285,063
Great Western Bancorp, Inc.	28,349	390,082
Guaranty Bancshares, Inc.	5,004	129,453
Hancock Whitney Corp.	51,447	1,090,676
Hanmi Financial Corp.	16,158	156,894
HarborOne Bancorp, Inc.*	31,070	265,338
Hawthorn Bancshares, Inc.	3,456	68,047
HBT Financial, Inc.	6,692	89,204
Heartland Financial USA, Inc.	19,719	659,403
Heritage Commerce Corp.	33,625	252,356
Heritage Financial Corp.	19,426	388,520
Hilltop Holdings, Inc.	41,081	757,944
Home BancShares, Inc.	90,282	1,388,537
HomeTrust Bancshares, Inc.	10,743	171,888
Hope Bancorp, Inc.	66,342	611,673
Horizon Bancorp, Inc.	24,845	265,593
Howard Bancorp, Inc.*	10,181	108,122
IBERIABANK Corp.	31,123	1,417,341
Independent Bank Corp./MA	17,531	1,176,155
Independent Bank Corp./MI	14,125	209,756
Independent Bank Group, Inc.	20,719	839,534
International Bancshares Corp.	31,647	1,013,337
Investar Holding Corp.	6,258	90,741
Investors Bancorp, Inc.	134,160	1,140,360
Lakeland Bancorp, Inc.	27,996	319,994
Lakeland Financial Corp.	13,175	613,823
Landmark Bancorp, Inc.	1,195	29,528
LCNB Corp.	8,632	137,767
Level One Bancorp, Inc.	3,985	66,709
Limestone Bancorp, Inc.*	1,930	25,379
Live Oak Bancshares, Inc.	15,505	224,978
Macatawa Bank Corp.	20,764	162,374
Mackinac Financial Corp.	4,646	48,179
MainStreet Bancshares, Inc.*	4,149	54,767
Mercantile Bank Corp.	9,951	224,893
Meridian Corp.*	1,815	28,768
Metrocity Bankshares, Inc. (x)	9,324	133,613
Metropolitan Bank Holding Corp.*	4,724	151,546
Mid Penn Bancorp, Inc.	4,717	86,934
Middlefield Banc Corp.	2,398	49,759
Midland States Bancorp, Inc.	13,491	201,690
MidWestOne Financial Group, Inc.	9,669	193,380
MVB Financial Corp.	5,566	74,028
National Bank Holdings Corp., Class A	16,292	439,884
National Bankshares, Inc.	4,296	122,866
NBT Bancorp, Inc.	24,497	753,528
Nicolet Bankshares, Inc.*	4,786	262,273
Northeast Bank	4,807	84,363
Northrim BanCorp, Inc.	4,656	117,052
Norwood Financial Corp.	3,742	92,764
Oak Valley Bancorp	3,854	48,869
OceanFirst Financial Corp.	33,187	585,087
OFG Bancorp	30,135	402,905
Ohio Valley Banc Corp.	2,661	60,006
Old National Bancorp	87,978	1,210,577
Old Second Bancorp, Inc.	20,989	163,294
Origin Bancorp, Inc.	11,700	257,400
Orrstown Financial Services, Inc.	6,545	96,539
Pacific Premier Bancorp, Inc.	50,633	1,097,723
Park National Corp.	8,052	566,700
Parke Bancorp, Inc.	7,243	98,143
PCB Bancorp	8,843	91,083
Peapack-Gladstone Financial Corp.	10,942	204,944
Penns Woods Bancorp, Inc.	4,479	101,718
Peoples Bancorp of North Carolina, Inc.	2,884	50,960
Peoples Bancorp, Inc.	11,114	236,506
Peoples Financial Services Corp.	4,453	170,060
People’s Utah Bancorp	10,168	228,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Plumas Bancorp (x)	1,882	$41,630
Preferred Bank	8,944	383,250
Premier Financial Bancorp, Inc.	9,520	122,046
Professional Holding Corp., Class A*	2,230	30,952
QCR Holdings, Inc.	8,521	265,685
RBB Bancorp	11,459	156,415
Red River Bancshares, Inc.	3,338	146,505
Reliant Bancorp, Inc.	9,396	153,061
Renasant Corp.	31,739	790,301
Republic Bancorp, Inc., Class A	6,113	199,956
Republic First Bancorp, Inc.*	27,407	66,873
Richmond Mutual BanCorp, Inc. (x)	5,747	64,596
S&T Bancorp, Inc.	22,003	515,970
Salisbury Bancorp, Inc.	1,027	42,097
Sandy Spring Bancorp, Inc.	27,853	690,197
SB Financial Group, Inc.	2,709	45,024
SB One Bancorp	6,929	136,501
Seacoast Banking Corp. of Florida*	28,032	571,853
Select Bancorp, Inc.*	10,690	87,017
ServisFirst Bancshares, Inc.	27,733	991,732
Shore Bancshares, Inc.	8,170	90,605
Sierra Bancorp	9,397	177,415
Silvergate Capital Corp., Class A (x)*	7,885	110,390
Simmons First National Corp., Class A	53,558	916,377
SmartFinancial, Inc.	9,196	148,791
South Plains Financial, Inc.	7,126	101,474
South State Corp.	40,969	1,952,583
Southern First Bancshares, Inc.*	5,511	152,710
Southern National Bancorp of Virginia, Inc.	14,347	139,022
Southside Bancshares, Inc.	18,990	526,403
Spirit of Texas Bancshares, Inc.*	9,996	123,051
Stock Yards Bancorp, Inc.	12,172	489,314
Summit Financial Group, Inc.	7,723	127,275
Texas Capital Bancshares, Inc.*	29,581	913,165
Tompkins Financial Corp.	7,915	512,655
Towne Bank	40,503	763,077
TriCo Bancshares	15,095	459,643
TriState Capital Holdings, Inc.*	14,915	234,315
Triumph Bancorp, Inc.*	13,151	319,175
Trustmark Corp.	36,940	905,769
UMB Financial Corp.	25,121	1,294,988
United Bankshares, Inc.	72,604	2,008,227
United Community Banks, Inc.	40,090	806,611
United Security Bancshares	8,307	55,574
Unity Bancorp, Inc.	5,247	75,032
Univest Financial Corp.	16,043	258,934
Valley National Bancorp	229,376	1,793,720
Veritex Holdings, Inc.	28,303	500,963
Washington Trust Bancorp, Inc.	10,497	343,777
WesBanco, Inc.	38,806	788,150
West BanCorp, Inc.	10,209	178,555
Westamerica Bancorp	15,026	862,793

		87,069,467

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	31,810	1,033,825
Assetmark Financial Holdings, Inc.*	9,316	254,234
Associated Capital Group, Inc., Class A	2,409	88,386
B Riley Financial, Inc.	11,576	251,894
BGC Partners, Inc., Class A	122,116	334,598
Blucora, Inc.*	26,875	306,913
Brightsphere Investment Group, Inc.	35,175	438,281
Calamos Asset Management, Inc. (r)*	6,666	—
Cohen & Steers, Inc.	14,054	956,375
Cowen, Inc., Class A	18,024	292,169
Diamond Hill Investment Group, Inc.	2,030	230,750
Donnelley Financial Solutions, Inc.*	23,438	196,879
Federated Hermes, Inc., Class B	55,366	1,312,174
Focus Financial Partners, Inc., Class A*	16,788	554,843
GAIN Capital Holdings, Inc. (x)	16,964	102,123
GAMCO Investors, Inc., Class A	5,936	79,008
Greenhill & Co., Inc.	11,904	118,921
Hamilton Lane, Inc., Class A	12,637	851,355
Houlihan Lokey, Inc.	25,117	1,397,510
INTL. FCStone, Inc.*	9,366	515,130
Moelis & Co., Class A	30,508	950,629
Oppenheimer Holdings, Inc., Class A	7,455	162,445
Piper Sandler Cos.	9,935	587,755
PJT Partners, Inc., Class A	14,498	744,327
Pzena Investment Management, Inc., Class A	18,361	99,884
Safeguard Scientifics, Inc.	9,044	63,308
Sculptor Capital Management, Inc.	11,830	152,962
Siebert Financial Corp.*	7,517	38,036
Silvercrest Asset Management Group, Inc., Class A	4,769	60,614
Stifel Financial Corp.	38,624	1,831,936
Value Line, Inc.	1,988	53,656
Virtus Investment Partners, Inc.	4,136	480,975
Waddell & Reed Financial, Inc., Class A	37,735	585,270
Westwood Holdings Group, Inc.	5,928	93,366
WisdomTree Investments, Inc.	88,569	307,334

		15,527,865

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	1,858	19,212
Curo Group Holdings Corp.	18,814	153,710
Encore Capital Group, Inc.*	18,126	619,547
Enova International, Inc.*	15,939	237,013
EZCORP, Inc., Class A*	33,522	211,189
FirstCash, Inc.	23,506	1,586,185
Green Dot Corp., Class A*	29,236	1,434,903
LendingClub Corp.*	51,978	236,500
Navient Corp.	114,271	803,325
Nelnet, Inc., Class A	9,766	466,229
Oportun Financial Corp.*	10,434	140,233
PRA Group, Inc.*	25,746	995,340
Regional Management Corp.*	6,157	109,040
World Acceptance Corp.*	3,089	202,391

		7,214,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.2%)
Alerus Financial Corp. (x)	7,145	$141,185
A-Mark Precious Metals, Inc.*	1,926	36,690
Banco Latinoamericano de Comercio Exterior SA, Class E	18,141	208,622
Cannae Holdings, Inc.*	48,921	2,010,653
GWG Holdings, Inc. (x)*	3,291	25,242
Marlin Business Services Corp.	4,850	41,031
SWK Holdings Corp.*	2,058	24,655

		2,488,078

Insurance (2.1%)
Ambac Financial Group, Inc.*	26,553	380,239
American Equity Investment Life Holding Co.	52,740	1,303,205
AMERISAFE, Inc.	10,885	665,727
Argo Group International Holdings Ltd.	18,608	648,117
Benefytt Technologies, Inc., Class A (x)*	8,686	177,716
BRP Group, Inc., Class A*	12,698	219,294
Citizens, Inc. (x)*	30,255	181,227
CNO Financial Group, Inc.	84,949	1,322,656
Crawford & Co., Class A	12,668	99,951
Donegal Group, Inc., Class A	8,461	120,315
eHealth, Inc.*	14,394	1,414,067
Employers Holdings, Inc.	13,921	419,718
Enstar Group Ltd.*	6,932	1,059,002
FBL Financial Group, Inc., Class A	6,207	222,769
FedNat Holding Co.	9,222	102,088
Genworth Financial, Inc., Class A*	290,382	670,782
Global Indemnity Ltd.	5,906	141,390
Goosehead Insurance, Inc., Class A*	7,030	528,375
Greenlight Capital Re Ltd., Class A (x)*	23,942	156,102
HCI Group, Inc.	4,233	195,480
Heritage Insurance Holdings, Inc.	16,036	209,911
Horace Mann Educators Corp.	22,707	834,028
Independence Holding Co.	4,135	126,490
Investors Title Co.	1,046	126,901
James River Group Holdings Ltd.	16,558	745,110
Kinsale Capital Group, Inc.	11,998	1,862,210
MBIA, Inc.*	40,212	291,537
National General Holdings Corp.	38,742	837,215
National Western Life Group, Inc., Class A	1,352	274,713
NI Holdings, Inc.*	8,229	121,542
Palomar Holdings, Inc.*	10,441	895,420
ProAssurance Corp.	29,509	426,995
ProSight Global, Inc.*	5,977	53,195
Protective Insurance Corp., Class B	7,605	114,607
RLI Corp.	22,971	1,885,919
Safety Insurance Group, Inc.	8,428	642,719
Selective Insurance Group, Inc.	34,493	1,819,161
State Auto Financial Corp.	10,071	179,767
Stewart Information Services Corp.	11,166	363,007
Third Point Reinsurance Ltd.*	44,079	331,033
Tiptree, Inc.	14,807	95,505
Trupanion, Inc. (x)*	17,361	741,141
United Fire Group, Inc.	12,534	347,317
United Insurance Holdings Corp.	15,865	124,064
Universal Insurance Holdings, Inc.	16,083	285,473
Vericity, Inc. (x)	100	1,063
Watford Holdings Ltd.*	11,594	193,504

		23,957,767

Mortgage Real Estate Investment Trusts (REITs) (1.3%)
Anworth Mortgage Asset Corp. (REIT)	76,096	129,363
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,202	845,642
Arbor Realty Trust, Inc. (REIT) (x)	60,539	559,380
Ares Commercial Real Estate Corp. (REIT)	18,661	170,188
Arlington Asset Investment Corp. (REIT), Class A	26,473	78,625
ARMOUR Residential REIT, Inc. (REIT)	35,958	337,646
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	78,764	1,897,425
Broadmark Realty Capital, Inc. (REIT) (x)	74,805	708,403
Capstead Mortgage Corp. (REIT)	53,774	295,219
Cherry Hill Mortgage Investment Corp. (REIT)	14,912	134,506
Chimera Investment Corp. (REIT) (x)	112,420	1,080,356
Colony Credit Real Estate, Inc. (REIT)	48,595	341,137
Dynex Capital, Inc. (REIT) (x)	16,030	229,229
Ellington Financial, Inc. (REIT)	24,885	293,145
Ellington Residential Mortgage REIT (REIT) (x)	3,689	37,997
Granite Point Mortgage Trust, Inc. (REIT)	32,129	230,686
Great Ajax Corp. (REIT)	16,716	153,787
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	40,986	1,166,462
Invesco Mortgage Capital, Inc. (REIT) (x)	91,975	343,987
KKR Real Estate Finance Trust, Inc. (REIT)	17,135	284,098
Ladder Capital Corp. (REIT)	57,287	464,025
MFA Financial, Inc. (REIT) (x)	266,301	663,090
New York Mortgage Trust, Inc. (REIT)	206,531	539,046
Orchid Island Capital, Inc. (REIT) (x)	46,166	217,442
PennyMac Mortgage Investment Trust (REIT)‡	57,257	1,003,715
Ready Capital Corp. (REIT)	26,006	225,992
Redwood Trust, Inc. (REIT)	66,343	464,401
TPG RE Finance Trust, Inc. (REIT)	31,899	274,332
Two Harbors Investment Corp. (REIT) (x)	160,729	810,074
Western Asset Mortgage Capital Corp. (REIT) (x)	31,664	86,759

		14,066,157

Thrifts & Mortgage Finance (1.6%)
Axos Financial, Inc.*	32,886	726,123
Bogota Financial Corp. (x)*	2,992	26,150
Bridgewater Bancshares, Inc.*	12,998	133,230
Capitol Federal Financial, Inc.	73,993	814,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Columbia Financial, Inc.*	25,104	$350,326
ESSA Bancorp, Inc.	4,859	67,637
Essent Group Ltd.	60,703	2,201,698
Federal Agricultural Mortgage Corp., Class C	5,002	320,178
Flagstar Bancorp, Inc.	19,985	588,159
FS Bancorp, Inc.	2,934	113,164
Greene County Bancorp, Inc.	3,028	67,524
Hingham Institution For Savings (The)	1,009	169,290
Home Bancorp, Inc.	5,526	147,821
HomeStreet, Inc.	11,206	275,780
Kearny Financial Corp.	45,917	375,601
Luther Burbank Corp.	15,108	151,080
Merchants Bancorp	7,157	132,333
Meridian Bancorp, Inc.	28,585	331,586
Meta Financial Group, Inc.	19,513	354,551
MMA Capital Holdings, Inc.*	2,542	58,771
Mr Cooper Group, Inc.*	44,132	549,002
NMI Holdings, Inc., Class A*	37,255	599,060
Northfield Bancorp, Inc.	25,373	292,297
Northwest Bancshares, Inc.	65,178	666,445
Oconee Federal Financial Corp.	100	2,577
OP Bancorp	8,486	58,553
PCSB Financial Corp.	10,298	130,579
PDL Community Bancorp*	7,031	71,576
PennyMac Financial Services, Inc.‡	26,089	1,090,259
Pioneer Bancorp, Inc.*	5,782	52,905
Premier Financial Corp.	19,979	353,029
Provident Bancorp, Inc.	8,792	69,105
Provident Financial Holdings, Inc.	3,348	44,897
Provident Financial Services, Inc.	33,465	483,569
Prudential Bancorp, Inc.	5,253	63,246
Radian Group, Inc.	114,310	1,772,948
Riverview Bancorp, Inc.	14,114	79,744
Security National Financial Corp., Class A*	3,142	21,193
Southern Missouri Bancorp, Inc.	5,604	136,177
Standard AVB Financial Corp. (x)	1,344	31,181
Sterling Bancorp, Inc.	12,286	43,984
Territorial Bancorp, Inc.	5,530	131,559
Timberland Bancorp, Inc.	4,985	90,777
TrustCo Bank Corp.	54,388	344,276
Walker & Dunlop, Inc.	15,690	797,209
Washington Federal, Inc.	43,489	1,167,245
Waterstone Financial, Inc.	14,609	216,651
Western New England Bancorp, Inc.	16,148	93,497
WSFS Financial Corp.	28,842	827,765

		17,686,970

Total Financials		168,011,121

Health Care (18.8%)
Biotechnology (9.9%)
89bio, Inc. (x)*	3,832	76,372
Abeona Therapeutics, Inc.*	46,022	134,154
ADMA Biologics, Inc. (x)*	55,598	162,902
Aduro Biotech, Inc.*	52,009	120,141
Adverum Biotechnologies, Inc.*	41,193	860,110
Aeglea BioTherapeutics, Inc.*	21,225	196,331
Affimed NV*	48,274	222,785
Agenus, Inc. (x)*	82,265	323,301
Aimmune Therapeutics, Inc. (x)*	26,601	444,503
Akcea Therapeutics, Inc. (x)*	12,893	176,634
Akebia Therapeutics, Inc.*	75,817	1,029,595
Akero Therapeutics, Inc.*	8,508	212,019
Albireo Pharma, Inc. (x)*	8,703	230,542
Alector, Inc.*	26,910	657,680
Allakos, Inc. (x)*	14,168	1,018,113
Allogene Therapeutics, Inc.*	28,188	1,207,010
Amicus Therapeutics, Inc.*	148,892	2,245,291
AnaptysBio, Inc.*	12,694	283,584
Anavex Life Sciences Corp. (x)*	29,765	146,444
Anika Therapeutics, Inc.*	7,877	297,199
Apellis Pharmaceuticals, Inc.*	34,609	1,130,330
Applied Genetic Technologies Corp. (x)*	10,414	57,694
Applied Therapeutics, Inc. (x)*	7,346	265,558
Aprea Therapeutics, Inc.*	4,603	178,504
Aptinyx, Inc.*	10,592	44,169
Aravive, Inc. (x)*	5,070	59,015
Arcturus Therapeutics Holdings, Inc.*	7,455	348,447
Arcus Biosciences, Inc.*	19,942	493,365
Arcutis Biotherapeutics, Inc.*	6,051	182,982
Ardelyx, Inc.*	40,295	278,841
Arena Pharmaceuticals, Inc.*	32,779	2,063,438
Arrowhead Pharmaceuticals, Inc.*	58,642	2,532,748
Assembly Biosciences, Inc.*	17,121	399,262
Atara Biotherapeutics, Inc.*	33,781	492,189
Athenex, Inc. (x)*	43,082	592,808
Athersys, Inc. (x)*	116,437	321,366
Atreca, Inc., Class A*	13,040	277,491
AVEO Pharmaceuticals, Inc.*	5,569	28,680
Avid Bioservices, Inc.*	36,389	238,894
Avrobio, Inc.*	16,889	294,713
Axcella Health, Inc.*	2,924	16,170
Beam Therapeutics, Inc. (x)*	8,848	247,744
Beyondspring, Inc. (x)*	9,126	137,620
BioCryst Pharmaceuticals, Inc.*	89,836	428,069
Biohaven Pharmaceutical Holding Co. Ltd.*	26,893	1,966,147
BioSpecifics Technologies Corp.*	4,019	246,284
Bioxcel Therapeutics, Inc.*	6,114	324,103
Black Diamond Therapeutics, Inc.*	7,038	296,722
Blueprint Medicines Corp.*	31,053	2,422,134
BrainStorm Cell Therapeutics, Inc. (x)*	17,821	199,773
Bridgebio Pharma, Inc. (x)*	42,148	1,374,446
Cabaletta Bio, Inc.*	5,536	61,671
Calithera Biosciences, Inc.*	39,320	207,610
Calyxt, Inc. (x)*	8,692	42,852
CareDx, Inc.*	24,901	882,242
CASI Pharmaceuticals, Inc. (x)*	40,431	101,078
Castle Biosciences, Inc.*	5,436	204,883
Catabasis Pharmaceuticals, Inc. (x)*	7,841	50,418
Catalyst Biosciences, Inc.*	7,836	45,997
Catalyst Pharmaceuticals, Inc.*	56,884	262,804
Cellular Biomedicine Group, Inc. (x)*	9,071	135,793
CEL-SCI Corp. (x)*	18,808	280,615
Centogene NV*	3,089	70,676
Checkpoint Therapeutics, Inc.*	14,346	28,405

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares		Value (Note 1)
ChemoCentryx, Inc.*	25,861		$1,488,042
Chimerix, Inc.*	19,944		61,826
Cidara Therapeutics, Inc.*	13,929		51,398
Clovis Oncology, Inc. (x)*	41,953		283,183
Cohbar, Inc. (m)(x)*	9,406		14,579
Coherus Biosciences, Inc.*	32,770		585,272
Concert Pharmaceuticals, Inc.*	17,563		174,752
Constellation Pharmaceuticals, Inc.*	14,442		433,982
ContraFect Corp.*	6,106		39,017
Corbus Pharmaceuticals Holdings, Inc. (x)*	45,090		378,305
Cortexyme, Inc. (x)*	8,741		404,708
Crinetics Pharmaceuticals, Inc. (x)*	14,646		256,598
Cue Biopharma, Inc.*	16,147		395,763
Cyclerion Therapeutics, Inc.*	11,092		65,554
Cytokinetics, Inc.*	32,515		766,379
CytomX Therapeutics, Inc.*	30,257		252,041
Deciphera Pharmaceuticals, Inc.*	21,805		1,302,195
Denali Therapeutics, Inc.*	36,628		885,665
DermTech, Inc.*	3,449		45,630
Dicerna Pharmaceuticals, Inc.*	37,700		957,580
Dyadic International, Inc.*	11,195		96,949
Dynavax Technologies Corp. (x)*	52,326		464,132
Eagle Pharmaceuticals, Inc.*	5,624		269,840
Editas Medicine, Inc. (x)*	31,314		926,268
Eidos Therapeutics, Inc.*	6,800		324,156
Eiger BioPharmaceuticals, Inc.*	13,314		127,814
Emergent BioSolutions, Inc.*	26,268		2,077,273
Enanta Pharmaceuticals, Inc.*	10,432		523,791
Enochian Biosciences, Inc. (x)*	5,790		24,376
Epizyme, Inc.*	51,941		834,172
Esperion Therapeutics, Inc. (x)*	14,736		756,104
Evelo Biosciences, Inc. (x)*	9,504		46,570
Exicure, Inc.*	28,872		70,448
Fate Therapeutics, Inc.*	35,026		1,201,742
Fennec Pharmaceuticals, Inc.*	9,007		75,208
FibroGen, Inc.*	47,432		1,922,419
Five Prime Therapeutics, Inc.*	20,198		123,208
Flexion Therapeutics, Inc.*	20,871		274,454
Forte Biosciences, Inc.*	—	@	7
Fortress Biotech, Inc.*	23,793		63,765
Frequency Therapeutics, Inc. (x)*	14,667		341,008
G1 Therapeutics, Inc.*	18,824		456,670
Galectin Therapeutics, Inc. (x)*	16,361		50,065
Galera Therapeutics, Inc.*	3,821		27,282
Genprex, Inc. (x)*	11,896		37,353
Geron Corp. (x)*	124,230		270,821
GlycoMimetics, Inc.*	16,642		62,574
Gossamer Bio, Inc.*	28,854		375,102
Gritstone Oncology, Inc.*	24,030		159,559
Halozyme Therapeutics, Inc.*	78,599		2,107,239
Harpoon Therapeutics, Inc.*	8,169		135,605
Heron Therapeutics, Inc.*	50,964		749,680
Homology Medicines, Inc.*	20,816		316,195
Hookipa Pharma, Inc.*	6,648		77,250
iBio, Inc.*	18,743		41,609
Ideaya Biosciences, Inc.*	10,397		147,741
IGM Biosciences, Inc. (x)*	4,360		318,280
Immunic, Inc. (x)*	1,741		21,101
ImmunoGen, Inc.*	92,134		423,816
Immunovant, Inc. (x)*	11,569		281,705
Inovio Pharmaceuticals, Inc. (x)*	83,623		2,253,640
Insmed, Inc.*	58,946		1,623,373
Intellia Therapeutics, Inc. (x)*	24,824		521,801
Intercept Pharmaceuticals, Inc.*	14,988		718,075
Invitae Corp. (x)*	67,205		2,035,639
Ironwood Pharmaceuticals, Inc.*	92,048		949,935
IVERIC bio, Inc.*	35,409		180,586
Jounce Therapeutics, Inc.*	7,425		51,233
Kadmon Holdings, Inc.*	95,215		487,501
KalVista Pharmaceuticals, Inc.*	7,622		92,226
Karuna Therapeutics, Inc.*	9,067		1,010,608
Karyopharm Therapeutics, Inc. (x)*	40,673		770,347
Keros Therapeutics, Inc. (x)*	4,105		153,979
Kezar Life Sciences, Inc.*	30,899		160,057
Kindred Biosciences, Inc.*	17,551		78,804
Kiniksa Pharmaceuticals Ltd., Class A*	12,735		324,488
Kodiak Sciences, Inc.*	16,351		884,916
Krystal Biotech, Inc.*	7,026		291,017
Kura Oncology, Inc.*	30,971		504,827
La Jolla Pharmaceutical Co. (x)*	8,526		36,321
Lexicon Pharmaceuticals, Inc. (x)*	39,465		78,733
Ligand Pharmaceuticals, Inc. (x)*	8,737		977,233
LogicBio Therapeutics, Inc. (x)*	3,792		32,080
MacroGenics, Inc.*	27,916		779,415
Madrigal Pharmaceuticals, Inc.*	4,773		540,542
Magenta Therapeutics, Inc.*	15,330		115,128
MannKind Corp. (x)*	127,968		223,944
Marker Therapeutics, Inc. (x)*	11,244		23,275
MediciNova, Inc. (x)*	22,844		123,815
MEI Pharma, Inc.*	64,685		267,149
MeiraGTx Holdings plc*	12,989		162,622
Mersana Therapeutics, Inc.*	25,026		585,608
Minerva Neurosciences, Inc. (x)*	17,241		62,240
Mirati Therapeutics, Inc.*	21,418		2,445,293
Mirum Pharmaceuticals, Inc. (x)*	4,854		94,459
Molecular Templates, Inc.*	14,409		198,700
Momenta Pharmaceuticals, Inc.*	68,147		2,267,251
Morphic Holding, Inc. (x)*	9,974		269,797
Mustang Bio, Inc.*	11,499		36,567
Myriad Genetics, Inc.*	39,971		453,271
NantKwest, Inc.*	20,191		247,945
Natera, Inc.*	39,465		1,967,725
Neoleukin Therapeutics, Inc. (x)*	16,419		272,555
Neubase Therapeutics, Inc. (x)*	7,199		63,207
NeuroBo Pharmaceuticals, Inc.*	2,325		18,716
NextCure, Inc.*	8,984		192,617
Novavax, Inc. (x)*	33,836		2,820,231
Nymox Pharmaceutical Corp.*	16,361		58,082
Oncocyte Corp.*	17,653		33,717
OPKO Health, Inc. (x)*	227,487		775,731
Organogenesis Holdings, Inc.*	21,007		80,667
Orgenesis, Inc.*	7,210		43,837
ORIC Pharmaceuticals, Inc. (x)*	5,831		196,680
Ovid therapeutics, Inc. (x)*	30,352		223,694
Oyster Point Pharma, Inc. (x)*	5,265		152,053
Passage Bio, Inc.*	8,141		222,494
PDL BioPharma, Inc.*	71,161		207,079
Pfenex, Inc.*	19,023		158,842
PhaseBio Pharmaceuticals, Inc. (x)*	6,069		27,917
Pieris Pharmaceuticals, Inc.*	23,525		72,928
Portola Pharmaceuticals, Inc.*	45,768		823,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Precigen, Inc. (x)*	48,349	$241,262
Precision BioSciences, Inc. (x)*	29,332	244,336
Prevail Therapeutics, Inc. (x)*	11,444	170,516
Principia Biopharma, Inc.*	17,035	1,018,523
Protagonist Therapeutics, Inc.*	14,240	251,478
Protara Therapeutics, Inc.*	841	24,658
Prothena Corp. plc*	17,878	187,004
PTC Therapeutics, Inc.*	35,808	1,816,898
Puma Biotechnology, Inc.*	18,689	194,926
Radius Health, Inc.*	25,068	341,677
RAPT Therapeutics, Inc. (x)*	7,272	211,033
REGENXBIO, Inc.*	19,876	732,033
Replimune Group, Inc.*	12,198	303,120
Retrophin, Inc.*	24,177	493,453
REVOLUTION Medicines, Inc.*	8,896	280,847
Rhythm Pharmaceuticals, Inc.*	18,096	403,541
Rigel Pharmaceuticals, Inc.*	118,649	217,128
Rocket Pharmaceuticals, Inc.*	18,755	392,542
Rubius Therapeutics, Inc. (x)*	29,041	173,665
Sangamo Therapeutics, Inc.*	64,030	573,709
Savara, Inc. (x)*	24,760	61,652
Scholar Rock Holding Corp.*	12,634	230,065
Selecta Biosciences, Inc. (x)*	61,277	174,027
Seres Therapeutics, Inc.*	34,247	163,016
Soleno Therapeutics, Inc.*	14,221	31,571
Solid Biosciences, Inc. (x)*	15,366	45,022
Sorrento Therapeutics, Inc. (x)*	103,787	651,782
Spectrum Pharmaceuticals, Inc.*	79,200	267,696
Spero Therapeutics, Inc.*	7,231	97,835
SpringWorks Therapeutics, Inc.*	11,279	473,718
Stoke Therapeutics, Inc.*	9,400	224,002
Sutro Biopharma, Inc.*	10,924	84,770
Syndax Pharmaceuticals, Inc.*	16,045	237,787
Syros Pharmaceuticals, Inc.*	26,506	282,554
TCR2 Therapeutics, Inc.*	9,332	143,340
TG Therapeutics, Inc.*	57,964	1,129,139
Translate Bio, Inc. (x)*	28,449	509,806
Turning Point Therapeutics, Inc.*	15,734	1,016,259
Twist Bioscience Corp.*	16,411	743,418
Tyme Technologies, Inc. (x)*	44,358	58,996
Ultragenyx Pharmaceutical, Inc.*	32,851	2,569,605
UNITY Biotechnology, Inc. (x)*	22,422	194,623
UroGen Pharma Ltd. (x)*	10,421	272,197
Vanda Pharmaceuticals, Inc.*	28,105	321,521
Vaxart, Inc.*	17,819	157,698
VBI Vaccines, Inc.*	111,829	346,670
Veracyte, Inc.*	27,521	712,794
Verastem, Inc. (x)*	121,292	208,622
Vericel Corp.*	25,658	354,594
Viela Bio, Inc.*	11,602	502,599
Viking Therapeutics, Inc. (x)*	43,036	310,290
Vir Biotechnology, Inc. (x)*	26,847	1,099,922
Voyager Therapeutics, Inc.*	16,612	209,643
X4 Pharmaceuticals, Inc.*	6,466	60,263
XBiotech, Inc. (x)*	10,542	144,531
Xencor, Inc.*	30,968	1,003,054
XOMA Corp. (x)*	3,011	59,497
Y-mAbs Therapeutics, Inc.*	16,520	713,664
Zentalis Pharmaceuticals, Inc.*	6,211	298,252
ZIOPHARM Oncology, Inc. (x)*	111,169	364,634

		112,135,335

Health Care Equipment & Supplies (3.3%)
Accelerate Diagnostics, Inc. (x)*	19,189	290,905
Accuray, Inc.*	56,308	114,305
Alphatec Holdings, Inc.*	39,320	184,804
AngioDynamics, Inc.*	22,579	229,628
Antares Pharma, Inc.*	88,436	243,199
Apyx Medical Corp.*	14,493	80,436
Aspira Women’s Health, Inc.*	35,984	138,179
AtriCure, Inc.*	21,956	986,922
Atrion Corp.	795	506,423
Avanos Medical, Inc.*	27,815	817,483
Axogen, Inc.*	25,297	233,744
Axonics Modulation Technologies, Inc. (x)*	17,700	621,447
Bellerophon Therapeutics, Inc. (x)*	1,685	21,147
Beyond Air, Inc. (x)*	5,036	36,511
BioLife Solutions, Inc.*	6,700	109,545
BioSig Technologies, Inc. (x)*	9,019	64,937
Cantel Medical Corp.	22,109	977,881
Cardiovascular Systems, Inc.*	19,460	613,963
Cerus Corp.*	94,000	620,400
Chembio Diagnostics, Inc.*	7,381	23,988
Co-Diagnostics, Inc. (x)*	16,148	312,464
CONMED Corp.	15,939	1,147,449
CryoLife, Inc.*	20,801	398,755
CryoPort, Inc. (x)*	18,567	561,652
Cutera, Inc.*	7,538	91,738
CytoSorbents Corp. (x)*	24,179	239,372
Electromed, Inc. (x)*	2,866	44,108
FONAR Corp.*	2,652	56,673
GenMark Diagnostics, Inc.*	37,508	551,743
Glaukos Corp.*	23,645	908,441
Heska Corp.*	3,720	346,592
Inogen, Inc.*	9,918	352,287
Integer Holdings Corp.*	19,082	1,393,940
IntriCon Corp.*	4,514	61,029
Invacare Corp.	16,688	106,303
iRadimed Corp.*	5,474	127,052
iRhythm Technologies, Inc.*	15,652	1,813,910
Lantheus Holdings, Inc.*	32,995	471,829
LeMaitre Vascular, Inc.	8,394	221,602
LivaNova plc*	28,503	1,371,849
Meridian Bioscience, Inc.*	23,477	546,779
Merit Medical Systems, Inc.*	30,960	1,413,324
Mesa Laboratories, Inc.	2,162	468,722
Milestone Scientific, Inc. (x)*	15,813	30,835
Misonix, Inc.*	6,300	85,491
Natus Medical, Inc.*	18,883	412,027
Nemaura Medical, Inc. (x)*	3,163	29,258
Neogen Corp.*	30,523	2,368,585
Nevro Corp.*	19,490	2,328,470
NuVasive, Inc.*	29,543	1,644,363
OraSure Technologies, Inc.*	35,899	417,505
Orthofix Medical, Inc.*	10,056	321,792
OrthoPediatrics Corp.*	6,865	300,412
PAVmed, Inc. (x)*	13,995	29,530
Pulse Biosciences, Inc. (x)*	10,141	106,075
Quotient Ltd. (x)*	35,595	263,403
Repro-Med Systems, Inc. (x)*	14,325	128,639
Retractable Technologies, Inc.*	5,732	40,239
Rockwell Medical, Inc. (x)*	28,271	55,128
RTI Surgical Holdings, Inc.*	23,262	73,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SeaSpine Holdings Corp.*	17,458	$182,785
Shockwave Medical, Inc.*	15,004	710,740
SI-BONE, Inc.*	16,743	266,883
Sientra, Inc. (x)*	39,905	154,432
Silk Road Medical, Inc.*	18,485	774,337
Soliton, Inc. (x)*	2,651	20,625
STAAR Surgical Co.*	26,294	1,618,133
Stereotaxis, Inc. (x)*	22,255	99,257
Surmodics, Inc.*	6,943	300,215
Tactile Systems Technology, Inc.*	10,042	416,040
Tela Bio, Inc. (x)*	2,328	30,171
TransMedics Group, Inc. (x)*	12,032	215,613
Utah Medical Products, Inc.	2,016	178,658
Vapotherm, Inc.*	11,388	466,794
Varex Imaging Corp.*	20,483	310,317
Venus Concept, Inc. (x)*	8,574	29,923
ViewRay, Inc. (x)*	72,200	161,728
VolitionRX Ltd. (x)*	9,468	36,831
Wright Medical Group NV*	74,679	2,219,460
Zynex, Inc. (x)*	10,742	267,154

		37,019,281

Health Care Providers & Services (2.1%)
1Life Healthcare, Inc.*	12,888	468,092
AdaptHealth Corp. (x)*	4,391	70,695
Addus HomeCare Corp.*	7,529	696,884
American Renal Associates Holdings, Inc.*	12,533	81,715
AMN Healthcare Services, Inc.*	26,423	1,195,377
Apollo Medical Holdings, Inc. (x)*	8,825	145,612
Avalon GloboCare Corp. (x)*	7,542	14,330
BioTelemetry, Inc.*	19,557	883,781
Brookdale Senior Living, Inc.*	104,775	309,086
Catasys, Inc. (x)*	7,596	187,925
Community Health Systems, Inc.*	54,216	163,190
CorVel Corp.*	4,581	324,747
Covetrus, Inc.*	57,388	1,026,671
Cross Country Healthcare, Inc.*	22,574	139,056
Ensign Group, Inc. (The)	29,036	1,215,157
Enzo Biochem, Inc.*	18,226	40,826
Exagen, Inc. (x)*	1,413	17,535
Five Star Senior Living, Inc. (x)*	8,444	32,932
Fulgent Genetics, Inc.*	8,577	137,232
Hanger, Inc.*	20,070	332,359
HealthEquity, Inc.*	40,333	2,366,337
InfuSystem Holdings, Inc.*	5,724	66,055
Joint Corp. (The)*	5,538	84,565
LHC Group, Inc.*	17,657	3,077,968
Magellan Health, Inc.*	13,395	977,567
MEDNAX, Inc.*	48,845	835,249
National HealthCare Corp.	7,050	447,252
National Research Corp.	7,833	455,959
Option Care Health, Inc.*	20,283	281,528
Owens & Minor, Inc.	34,160	260,299
Patterson Cos., Inc.	47,619	1,047,618
Pennant Group, Inc. (The)*	14,343	324,152
PetIQ, Inc. (x)*	12,112	421,982
Progyny, Inc.*	15,110	389,989
Providence Service Corp. (The)*	6,962	549,371
R1 RCM, Inc.*	60,091	670,015
RadNet, Inc.*	26,890	426,744
Select Medical Holdings Corp.*	63,387	933,691
Sharps Compliance Corp. (x)*	5,555	39,052
Surgery Partners, Inc.*	17,196	198,958
Tenet Healthcare Corp.*	60,379	1,093,464
Tivity Health, Inc.*	30,136	341,441
Triple-S Management Corp., Class B*	13,483	256,447
US Physical Therapy, Inc.	7,146	578,969
Viemed Healthcare, Inc.*	20,016	192,154

		23,800,028

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	90,931	615,603
Computer Programs and Systems, Inc.	7,701	175,506
Evolent Health, Inc., Class A*	45,847	326,431
Health Catalyst, Inc. (x)*	18,765	547,375
HealthStream, Inc.*	14,207	314,401
HMS Holdings Corp.*	51,454	1,666,595
iCAD, Inc. (x)*	11,074	110,629
Inovalon Holdings, Inc., Class A*	40,897	787,676
Inspire Medical Systems, Inc.*	15,215	1,324,009
NantHealth, Inc.*	21,448	98,232
NextGen Healthcare, Inc.*	32,294	354,588
Omnicell, Inc.*	24,211	1,709,781
OptimizeRx Corp. (x)*	5,772	75,209
Phreesia, Inc.*	16,569	468,571
Schrodinger, Inc. (x)*	7,953	728,256
Simulations Plus, Inc.	8,236	492,677
Tabula Rasa HealthCare, Inc. (x)*	11,375	622,554
Vocera Communications, Inc.*	17,903	379,544

		10,797,637

Life Sciences Tools & Services (0.5%)
Champions Oncology, Inc.*	3,011	28,785
ChromaDex Corp. (x)*	19,741	90,611
Codexis, Inc.*	28,096	320,294
Fluidigm Corp.*	48,452	194,293
Harvard Bioscience, Inc.*	15,581	48,301
Luminex Corp.	23,522	765,171
Medpace Holdings, Inc.*	15,717	1,461,995
NanoString Technologies, Inc.*	21,959	644,497
NeoGenomics, Inc.*	60,103	1,861,991
Pacific Biosciences of California, Inc.*	76,768	264,850
Personalis, Inc.*	12,889	167,170
Quanterix Corp. (x)*	11,663	319,450

		6,167,408

Pharmaceuticals (2.0%)
AcelRx Pharmaceuticals, Inc. (x)*	32,776	39,659
Aerie Pharmaceuticals, Inc. (x)*	20,152	297,444
Agile Therapeutics, Inc.*	47,198	131,210
AMAG Pharmaceuticals, Inc. (x)*	26,825	205,211
Amneal Pharmaceuticals, Inc.*	76,431	363,812
Amphastar Pharmaceuticals, Inc.*	18,509	415,712
ANI Pharmaceuticals, Inc.*	7,099	229,582
Aquestive Therapeutics, Inc. (x)*	7,977	38,768
Arvinas, Inc. (x)*	16,903	566,927
Avenue Therapeutics, Inc. (x)*	2,654	28,584
Axsome Therapeutics, Inc.*	15,747	1,295,663
Aytu BioScience, Inc.*	14,732	20,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
BioDelivery Sciences International, Inc.*	51,017	$222,434
Cara Therapeutics, Inc. (x)*	23,811	407,168
Cassava Sciences, Inc. (x)*	9,664	29,765
Cerecor, Inc.*	9,576	24,898
Chiasma, Inc.*	14,263	76,735
Collegium Pharmaceutical, Inc.*	20,631	361,043
Corcept Therapeutics, Inc.*	54,801	921,753
CorMedix, Inc. (x)*	10,524	66,301
Cymabay Therapeutics, Inc.*	42,615	148,726
Durect Corp. (x)*	94,712	219,732
Eloxx Pharmaceuticals, Inc. (x)*	15,545	47,101
Endo International plc*	131,388	450,661
Eton Pharmaceuticals, Inc.*	6,581	35,866
Evofem Biosciences, Inc. (x)*	22,503	63,683
Evolus, Inc. (x)*	8,709	46,158
Fulcrum Therapeutics, Inc. (x)*	9,817	179,553
Harrow Health, Inc. (x)*	9,804	51,079
IMARA, Inc. (x)*	3,462	95,655
Innoviva, Inc.*	35,945	502,511
Intersect ENT, Inc.*	17,437	236,097
Intra-Cellular Therapies, Inc.*	30,185	774,849
Kala Pharmaceuticals, Inc. (x)*	25,073	263,517
Kaleido Biosciences, Inc. (x)*	7,384	54,863
Lannett Co., Inc.*	26,919	195,432
Liquidia Technologies, Inc. (x)*	11,588	97,571
Lyra Therapeutics, Inc. (x)*	2,001	22,691
Mallinckrodt plc (x)*	64,589	173,099
Marinus Pharmaceuticals, Inc.*	50,460	128,168
Menlo Therapeutics, Inc. (x)*	98,820	170,959
MyoKardia, Inc.*	29,066	2,808,357
NGM Biopharmaceuticals, Inc. (x)*	14,795	292,053
Ocular Therapeutix, Inc. (x)*	27,806	231,624
Odonate Therapeutics, Inc.*	7,986	338,127
Omeros Corp. (x)*	29,193	429,721
Optinose, Inc. (x)*	16,433	122,262
Osmotica Pharmaceuticals plc (x)*	14,007	94,267
Pacira BioSciences, Inc.*	24,070	1,262,953
Paratek Pharmaceuticals, Inc. (x)*	18,101	94,487
Phathom Pharmaceuticals, Inc. (x)*	6,985	229,876
Phibro Animal Health Corp., Class A	10,998	288,917
Prestige Consumer Healthcare, Inc.*	29,055	1,091,306
Provention Bio, Inc.*	24,672	348,122
Recro Pharma, Inc.*	8,182	37,228
Relmada Therapeutics, Inc. (x)*	8,160	365,160
Revance Therapeutics, Inc.*	32,308	788,961
Satsuma Pharmaceuticals, Inc.*	5,772	166,003
SIGA Technologies, Inc.*	33,201	196,218
Strongbridge Biopharma plc*	14,991	56,666
Supernus Pharmaceuticals, Inc.*	28,824	684,570
TherapeuticsMD, Inc. (x)*	192,193	240,241
Theravance Biopharma, Inc.*	27,745	582,368
Tricida, Inc.*	16,468	452,541
Verrica Pharmaceuticals, Inc. (x)*	9,798	107,876
WaVe Life Sciences Ltd. (x)*	20,527	213,686
Xeris Pharmaceuticals, Inc. (x)*	14,572	38,762
Zogenix, Inc.*	32,495	877,690

		22,141,601

Total Health Care		212,061,290

Industrials (13.3%)
Aerospace & Defense (0.8%)
AAR Corp.	18,770	387,976
Aerojet Rocketdyne Holdings, Inc.*	42,826	1,697,623
AeroVironment, Inc.*	12,194	971,008
Astronics Corp.*	15,574	164,461
Cubic Corp.	18,354	881,543
Ducommun, Inc.*	6,289	219,297
Kratos Defense & Security Solutions, Inc.*	59,434	928,953
Maxar Technologies, Inc. (x)	32,479	583,323
Moog, Inc., Class A	17,808	943,468
National Presto Industries, Inc.	3,001	262,257
PAE, Inc. (x)*	34,586	330,642
Park Aerospace Corp.	9,299	103,591
Parsons Corp.*	11,699	423,972
Triumph Group, Inc.	30,150	271,652
Vectrus, Inc.*	6,280	308,536

		8,478,302

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	33,545	747,047
Atlas Air Worldwide Holdings, Inc.*	14,239	612,704
Echo Global Logistics, Inc.*	13,950	301,599
Forward Air Corp.	17,131	853,466
Hub Group, Inc., Class A*	18,553	887,947
Radiant Logistics, Inc.*	29,189	114,713

		3,517,476

Airlines (0.3%)
Allegiant Travel Co.	7,418	810,120
Hawaiian Holdings, Inc.	26,102	366,472
Mesa Air Group, Inc.*	29,448	101,301
SkyWest, Inc.	28,456	928,235
Spirit Airlines, Inc. (x)*	50,706	902,567

		3,108,695

Building Products (1.4%)
AAON, Inc.	23,495	1,275,544
Advanced Drainage Systems, Inc.	28,721	1,418,817
Alpha Pro Tech Ltd. (x)*	10,180	180,186
American Woodmark Corp.*	9,532	721,096
Apogee Enterprises, Inc.	14,834	341,775
Builders FirstSource, Inc.*	67,724	1,401,887
Caesarstone Ltd.	14,807	175,463
Cornerstone Building Brands, Inc.*	29,141	176,594
CSW Industrials, Inc.	7,702	532,285
Gibraltar Industries, Inc.*	18,932	908,925
Griffon Corp.	18,969	351,306
Insteel Industries, Inc.	10,588	201,913
JELD-WEN Holding, Inc.*	39,961	643,772
Masonite International Corp.*	14,582	1,134,188
Patrick Industries, Inc.	13,151	805,499
PGT Innovations, Inc.*	36,779	576,695
Quanex Building Products Corp.	18,754	260,306
Resideo Technologies, Inc.*	72,629	851,212
Simpson Manufacturing Co., Inc.	25,653	2,164,087
UFP Industries, Inc.	35,020	1,733,840

		15,855,390

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	38,851	1,410,291
ACCO Brands Corp.	57,809	410,444

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Disposal Services, Inc.*	43,227	$1,304,159
Brady Corp., Class A	28,316	1,325,755
BrightView Holdings, Inc.*	19,407	217,358
Brink’s Co. (The)	29,282	1,332,624
Casella Waste Systems, Inc., Class A*	26,294	1,370,443
CECO Environmental Corp.*	21,024	138,548
Cimpress plc*	10,538	804,471
CompX International, Inc.	1,101	15,216
Covanta Holding Corp.	68,315	655,141
Deluxe Corp.	24,340	572,964
Ennis, Inc.	14,508	263,175
Harsco Corp.*	42,849	578,890
Healthcare Services Group, Inc.	42,742	1,045,469
Heritage-Crystal Clean, Inc.*	9,455	165,084
Herman Miller, Inc.	35,110	828,947
HNI Corp.	24,475	748,201
Interface, Inc.	34,045	277,126
KAR Auction Services, Inc.	76,316	1,050,108
Kimball International, Inc., Class B	21,163	244,644
Knoll, Inc.	31,035	378,317
Matthews International Corp., Class A	17,134	327,259
McGrath RentCorp	13,614	735,292
Mobile Mini, Inc.	25,198	743,341
NL Industries, Inc.	7,356	25,084
PICO Holdings, Inc.*	11,499	96,937
Pitney Bowes, Inc.	93,891	244,117
Quad/Graphics, Inc.	28,531	92,726
SP Plus Corp.*	11,207	232,097
Steelcase, Inc., Class A	48,126	580,399
Team, Inc.*	20,831	116,029
Tetra Tech, Inc.	32,166	2,544,974
UniFirst Corp.	8,578	1,535,033
US Ecology, Inc.	18,528	627,729
Viad Corp.	15,301	291,025
VSE Corp.	5,835	183,161

		23,512,578

Construction & Engineering (1.1%)
Aegion Corp.*	17,892	283,946
Ameresco, Inc., Class A*	14,273	396,504
API Group Corp. (m)*	81,950	995,692
Arcosa, Inc.	28,601	1,206,962
Argan, Inc.	8,374	396,760
Comfort Systems USA, Inc.	20,595	839,246
Concrete Pumping Holdings, Inc.*	18,800	65,424
Construction Partners, Inc., Class A (x)*	10,794	191,701
Dycom Industries, Inc.*	16,793	686,666
EMCOR Group, Inc.	32,025	2,118,134
Fluor Corp.	38,541	465,575
Granite Construction, Inc.	26,759	512,167
Great Lakes Dredge & Dock Corp.*	31,705	293,588
HC2 Holdings, Inc. (x)*	19,025	63,544
IES Holdings, Inc.*	6,103	141,407
MasTec, Inc.*	32,922	1,477,210
MYR Group, Inc.*	9,590	306,017
Northwest Pipe Co.*	6,329	158,668
NV5 Global, Inc.*	5,606	284,953
Primoris Services Corp.	27,605	490,265
Sterling Construction Co., Inc.*	16,548	173,258
Tutor Perini Corp.*	23,883	290,895
WillScot Corp.*	33,475	411,408

		12,249,990

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	4,746	167,534
American Superconductor Corp. (x)*	18,861	153,340
Atkore International Group, Inc.*	26,266	718,375
AZZ, Inc.	15,178	520,909
Bloom Energy Corp., Class A (x)*	49,787	541,683
Encore Wire Corp.	11,272	550,299
EnerSys	24,961	1,606,989
FuelCell Energy, Inc. (x)*	131,821	297,915
LSI Industries, Inc.	10,837	70,115
Orion Energy Systems, Inc.*	10,239	35,427
Plug Power, Inc. (x)*	188,755	1,549,679
Powell Industries, Inc.	6,134	168,010
Preformed Line Products Co.	2,359	117,974
Sunrun, Inc.*	66,199	1,305,444
Thermon Group Holdings, Inc.*	19,594	285,485
TPI Composites, Inc.*	17,229	402,642
Ultralife Corp.*	3,035	21,275
Vicor Corp.*	10,421	749,791
Vivint Solar, Inc. (x)*	30,717	304,098

		9,566,984

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	20,483	440,589

Machinery (3.3%)
Alamo Group, Inc.	5,364	550,561
Albany International Corp., Class A	17,957	1,054,255
Altra Industrial Motion Corp.	37,970	1,209,724
Astec Industries, Inc.	12,308	569,984
Barnes Group, Inc.	27,643	1,093,557
Blue Bird Corp.*	11,498	172,355
Chart Industries, Inc.*	20,100	974,649
CIRCOR International, Inc.*	13,264	337,967
Columbus McKinnon Corp.	12,793	427,926
Douglas Dynamics, Inc.	12,252	430,290
Eastern Co. (The)	3,392	60,615
Energy Recovery, Inc.*	21,663	164,531
Enerpac Tool Group Corp.	31,159	548,398
EnPro Industries, Inc.	12,104	596,606
ESCO Technologies, Inc.	14,651	1,238,449
Evoqua Water Technologies Corp.*	49,373	918,338
ExOne Co. (The)*	5,042	43,109
Federal Signal Corp.	33,545	997,293
Franklin Electric Co., Inc.	26,546	1,394,196
Gencor Industries, Inc.*	5,774	72,983
Gorman-Rupp Co. (The)	9,816	305,081
Graham Corp.	7,706	98,174
Greenbrier Cos., Inc. (The)	17,736	403,494
Helios Technologies, Inc.	16,901	629,562
Hillenbrand, Inc.	43,920	1,188,914
Hurco Cos., Inc.	4,624	129,333
Hyster-Yale Materials Handling, Inc.	6,474	250,285
John Bean Technologies Corp.	18,289	1,573,220
Kadant, Inc.	6,313	629,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kennametal, Inc.	49,058	$1,408,455
L B Foster Co., Class A*	6,789	86,696
Lindsay Corp.	5,974	550,863
Luxfer Holdings plc	13,989	197,944
Lydall, Inc.*	11,658	158,082
Manitowoc Co., Inc. (The)*	20,345	221,354
Mayville Engineering Co., Inc.*	3,594	28,393
Meritor, Inc.*	39,705	786,159
Miller Industries, Inc.	5,593	166,504
Mueller Industries, Inc.	31,280	831,422
Mueller Water Products, Inc., Class A	87,951	829,378
Navistar International Corp.*	27,744	782,381
NN, Inc.	19,493	92,397
Omega Flex, Inc.	1,803	190,757
Park-Ohio Holdings Corp.	6,615	109,743
Proto Labs, Inc.*	15,406	1,732,713
RBC Bearings, Inc.*	14,097	1,889,562
REV Group, Inc.	24,373	148,675
Rexnord Corp.	61,018	1,778,675
Shyft Group, Inc. (The)	22,254	374,757
SPX Corp.*	26,081	1,073,233
SPX FLOW, Inc.*	23,758	889,500
Standex International Corp.	7,079	407,396
Tennant Co.	10,539	685,140
Terex Corp.	38,566	723,884
TriMas Corp.*	25,186	603,205
Wabash National Corp.	33,142	351,968
Watts Water Technologies, Inc., Class A	16,221	1,313,901
Welbilt, Inc.*	72,184	439,601

		36,915,741

Marine (0.1%)
Costamare, Inc.	35,995	200,132
Eagle Bulk Shipping, Inc.*	40,648	89,019
Genco Shipping & Trading Ltd. (x)	14,376	90,281
Matson, Inc.	23,816	693,046
Safe Bulkers, Inc.*	48,071	58,647
Scorpio Bulkers, Inc.	2,285	34,960

		1,166,085

Professional Services (1.2%)
Acacia Research Corp.*	26,357	107,800
Akerna Corp. (x)*	4,384	38,579
ASGN, Inc.*	29,777	1,985,530
Barrett Business Services, Inc.	4,636	246,311
BG Staffing, Inc.	8,012	90,696
CBIZ, Inc.*	29,094	697,383
CRA International, Inc.	4,738	187,151
Exponent, Inc.	29,369	2,376,833
Forrester Research, Inc.*	6,319	202,461
Franklin Covey Co.*	8,617	184,404
GP Strategies Corp.*	9,206	78,988
Heidrick & Struggles International, Inc.	10,650	230,253
Huron Consulting Group, Inc.*	12,695	561,754
ICF International, Inc.	10,086	653,875
Insperity, Inc.	20,947	1,355,899
Kelly Services, Inc., Class A	19,403	306,858
Kforce, Inc.	11,258	329,297
Korn Ferry	32,558	1,000,507
Mastech Digital, Inc.*	3,280	85,050
Mistras Group, Inc.*	10,129	40,010
Red Violet, Inc.*	2,584	45,582
Resources Connection, Inc.	18,111	216,789
TriNet Group, Inc.*	24,380	1,485,717
TrueBlue, Inc.*	21,561	329,237
Upwork, Inc.*	54,110	781,348
Willdan Group, Inc.*	6,533	163,390

		13,781,702

Road & Rail (0.6%)
ArcBest Corp.	14,544	385,561
Avis Budget Group, Inc. (x)*	31,836	728,726
Covenant Transportation Group, Inc., Class A*	11,906	171,804
Daseke, Inc.*	44,344	174,272
Heartland Express, Inc.	26,762	557,185
Hertz Global Holdings, Inc. (x)*	103,972	146,601
Marten Transport Ltd.	21,405	538,550
PAM Transportation Services, Inc.*	1,971	60,608
Saia, Inc.*	15,308	1,701,943
Universal Logistics Holdings, Inc.	6,577	114,308
US Xpress Enterprises, Inc., Class A*	23,122	138,732
Werner Enterprises, Inc.	34,763	1,513,233

		6,231,523

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc. (x)*	10,147	78,842
Applied Industrial Technologies, Inc.	22,576	1,408,517
Beacon Roofing Supply, Inc.*	32,089	846,187
BMC Stock Holdings, Inc.*	37,124	933,297
CAI International, Inc.*	11,117	185,209
DXP Enterprises, Inc.*	10,735	213,734
EVI Industries, Inc. (x)*	4,588	99,605
Foundation Building Materials, Inc.*	11,024	172,085
GATX Corp.	20,865	1,272,348
General Finance Corp.*	9,140	61,329
GMS, Inc.*	22,638	556,668
H&E Equipment Services, Inc.	18,815	347,701
Herc Holdings, Inc.*	13,104	402,686
Kaman Corp.	16,045	667,472
Lawson Products, Inc.*	3,520	113,555
MRC Global, Inc.*	43,439	256,725
Nesco Holdings, Inc.*	6,054	24,337
NOW, Inc.*	61,966	534,767
Rush Enterprises, Inc., Class A	15,468	641,303
Rush Enterprises, Inc., Class B	3,463	123,491
SiteOne Landscape Supply, Inc.*	24,338	2,773,802
Systemax, Inc.	8,032	164,977
Textainer Group Holdings Ltd.*	29,177	238,668
Titan Machinery, Inc.*	13,346	144,938
Transcat, Inc.*	4,689	121,258
Triton International Ltd.	30,053	908,803
Veritiv Corp.*	10,356	175,638
WESCO International, Inc.*	30,312	1,064,254
Willis Lease Finance Corp.*	2,348	57,009

		14,589,205

Total Industrials		149,414,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (12.6%)
Communications Equipment (0.9%)
Acacia Communications, Inc.*	22,097	$1,484,697
ADTRAN, Inc.	25,300	276,529
Applied Optoelectronics, Inc. (x)*	14,748	160,311
CalAmp Corp.*	23,972	192,016
Calix, Inc.*	29,386	437,851
Cambium Networks Corp.*	3,210	23,626
Casa Systems, Inc.*	26,951	112,116
Clearfield, Inc.*	7,238	101,042
Comtech Telecommunications Corp.	13,203	222,999
DASAN Zhone Solutions, Inc.*	11,255	100,507
Digi International, Inc.*	20,183	235,132
Extreme Networks, Inc.*	65,600	284,704
Genasys, Inc.*	13,935	67,724
Harmonic, Inc.*	52,434	249,061
Infinera Corp.*	100,961	597,689
Inseego Corp. (x)*	33,033	383,183
InterDigital, Inc.	17,812	1,008,694
KVH Industries, Inc.*	10,633	94,953
NETGEAR, Inc.*	17,065	441,813
NetScout Systems, Inc.*	40,347	1,031,269
PCTEL, Inc.*	7,685	51,336
Plantronics, Inc. (x)	21,331	313,139
Resonant, Inc. (x)*	21,393	49,846
Ribbon Communications, Inc.*	44,200	173,706
Viavi Solutions, Inc.*	138,488	1,764,337

		9,858,280

Electronic Equipment, Instruments & Components (2.1%)
Akoustis Technologies, Inc. (x)*	24,411	202,367
Arlo Technologies, Inc.*	64,103	165,386
Badger Meter, Inc.	16,939	1,065,802
Bel Fuse, Inc., Class B	7,818	83,887
Belden, Inc.	25,281	822,897
Benchmark Electronics, Inc.	22,949	495,698
CTS Corp.	17,887	358,455
Daktronics, Inc.	24,732	107,584
ePlus, Inc.*	7,786	550,314
Fabrinet*	20,820	1,299,584
FARO Technologies, Inc.*	10,312	552,723
Fitbit, Inc., Class A*	134,799	870,802
II-VI, Inc.*	52,660	2,486,605
Insight Enterprises, Inc.*	20,377	1,002,548
Intellicheck, Inc.*	6,767	51,091
Iteris, Inc.*	30,296	144,057
Itron, Inc.*	23,380	1,548,925
Kimball Electronics, Inc.*	14,435	195,450
Knowles Corp.*	49,613	757,094
Luna Innovations, Inc.*	11,903	69,514
Methode Electronics, Inc.	20,056	626,951
MTS Systems Corp.	8,080	142,127
Napco Security Technologies, Inc.*	7,577	177,226
nLight, Inc.*	21,737	483,866
Novanta, Inc.*	19,892	2,123,869
OSI Systems, Inc.*	9,993	745,878
PAR Technology Corp. (x)*	9,787	292,925
PC Connection, Inc.	6,625	307,135
Plexus Corp.*	16,910	1,193,170
Powerfleet, Inc.*	11,500	53,130
Research Frontiers, Inc.*	11,082	44,993
Rogers Corp.*	10,694	1,332,472
Sanmina Corp.*	39,290	983,822
ScanSource, Inc.*	13,745	331,117
TTM Technologies, Inc.*	56,896	674,787
Vishay Intertechnology, Inc.	75,355	1,150,671
Vishay Precision Group, Inc.*	8,497	208,856
Wrap Technologies, Inc. (x)*	16,410	171,977

		23,875,755

IT Services (1.9%)
Brightcove, Inc.*	24,284	191,358
Cardtronics plc, Class A*	21,357	512,141
Cass Information Systems, Inc.	8,807	343,737
Conduent, Inc.*	97,042	231,930
CSG Systems International, Inc.	18,759	776,435
Endurance International Group Holdings, Inc.*	53,419	215,279
EVERTEC, Inc.	35,377	994,094
Evo Payments, Inc., Class A*	23,909	545,843
ExlService Holdings, Inc.*	19,037	1,206,946
GreenSky, Inc., Class A (x)*	39,884	195,432
Grid Dynamics Holdings, Inc. (x)*	14,467	99,822
GTT Communications, Inc. (x)*	18,838	153,718
Hackett Group, Inc. (The)	16,456	222,814
I3 Verticals, Inc., Class A (x)*	9,220	278,905
Information Services Group, Inc.*	16,257	33,652
International Money Express, Inc.*	10,424	129,883
KBR, Inc.	84,618	1,908,136
Limelight Networks, Inc.*	65,469	481,852
LiveRamp Holdings, Inc.*	37,532	1,593,984
ManTech International Corp., Class A	15,673	1,073,444
MAXIMUS, Inc.	36,065	2,540,779
MoneyGram International, Inc. (x)*	27,202	87,318
NIC, Inc.	37,995	872,365
Paysign, Inc. (x)*	21,248	206,318
Perficient, Inc.*	18,064	646,330
Perspecta, Inc.	81,344	1,889,621
PFSweb, Inc. (x)*	6,012	40,160
Priority Technology Holdings, Inc.*	2,881	7,462
Repay Holdings Corp.*	21,025	517,846
ServiceSource International, Inc. (x)*	35,769	56,515
StarTek, Inc.*	10,055	51,079
Sykes Enterprises, Inc.*	23,138	639,997
TTEC Holdings, Inc.	11,872	552,760
Tucows, Inc., Class A (x)*	5,081	291,243
Unisys Corp.*	31,867	347,669
Verra Mobility Corp.*	73,304	753,565
Virtusa Corp.*	16,385	532,021

		21,222,453

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Energy Industries, Inc.*	22,217	1,506,090
Alpha & Omega Semiconductor Ltd.*	14,997	163,167
Ambarella, Inc.*	19,174	878,169
Amkor Technology, Inc.*	56,495	695,454
Atomera, Inc. (x)*	6,171	55,539
Axcelis Technologies, Inc.*	17,387	484,228
AXT, Inc.*	34,674	165,048
Brooks Automation, Inc.	42,572	1,883,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cabot Microelectronics Corp.	16,918	$2,360,738
CEVA, Inc.*	11,869	444,138
Cohu, Inc.	21,571	374,041
CyberOptics Corp.*	2,985	96,147
Diodes, Inc.*	24,556	1,244,989
DSP Group, Inc.*	14,963	237,613
FormFactor, Inc.*	42,983	1,260,691
GSI Technology, Inc.*	8,310	59,666
Ichor Holdings Ltd.*	12,199	324,249
Impinj, Inc. (x)*	10,496	288,325
Lattice Semiconductor Corp.*	77,121	2,189,465
MACOM Technology Solutions Holdings, Inc.*	28,823	990,070
MaxLinear, Inc.*	37,564	806,124
NeoPhotonics Corp.*	28,223	250,620
NVE Corp.	3,012	186,232
Onto Innovation, Inc.*	27,212	926,297
PDF Solutions, Inc.*	15,606	305,253
Photronics, Inc.*	31,005	345,086
Pixelworks, Inc.*	15,852	51,202
Power Integrations, Inc.	17,112	2,021,441
Rambus, Inc.*	64,749	984,185
Semtech Corp.*	37,911	1,979,712
Silicon Laboratories, Inc.*	25,685	2,575,435
SiTime Corp.*	3,658	173,426
SMART Global Holdings, Inc.*	9,182	249,567
SunPower Corp. (x)*	41,130	315,056
Synaptics, Inc.*	19,649	1,181,298
Ultra Clean Holdings, Inc.*	23,499	531,782
Veeco Instruments, Inc.*	25,970	350,335

		28,934,263

Software (5.0%)
8x8, Inc.*	60,378	966,048
A10 Networks, Inc.*	39,089	266,196
ACI Worldwide, Inc.*	67,113	1,811,380
Agilysys, Inc.*	10,370	186,038
Alarm.com Holdings, Inc.*	26,404	1,711,243
Altair Engineering, Inc., Class A*	24,108	958,293
American Software, Inc., Class A	16,841	265,414
Appfolio, Inc., Class A*	9,241	1,503,603
Appian Corp. (x)*	19,010	974,262
Asure Software, Inc.*	4,558	29,308
Avaya Holdings Corp.*	54,680	675,845
Benefitfocus, Inc.*	19,563	210,498
Blackbaud, Inc.	28,204	1,609,884
Blackline, Inc.*	29,193	2,420,392
Bottomline Technologies DE, Inc.*	24,640	1,250,973
Box, Inc., Class A*	84,179	1,747,556
Cerence, Inc. (x)*	21,493	877,774
ChannelAdvisor Corp.*	16,010	253,598
Cloudera, Inc. (x)*	125,594	1,597,556
CommVault Systems, Inc.*	23,975	927,833
Cornerstone OnDemand, Inc.*	35,015	1,350,178
Digimarc Corp. (x)*	10,163	162,506
Digital Turbine, Inc.*	46,976	590,488
Domo, Inc., Class B*	13,658	439,378
Ebix, Inc. (x)	15,960	356,866
eGain Corp.*	14,410	160,095
Envestnet, Inc.*	30,205	2,221,276
ForeScout Technologies, Inc.*	28,353	601,084
GlobalSCAPE, Inc.	5,931	57,827
GTY Technology Holdings, Inc. (x)*	25,613	106,678
Intelligent Systems Corp. (x)*	4,932	168,083
J2 Global, Inc.*	26,686	1,686,822
LivePerson, Inc.*	35,624	1,475,902
Majesco*	4,676	36,753
MicroStrategy, Inc., Class A*	4,451	526,509
Mimecast Ltd.*	32,812	1,366,948
Mitek Systems, Inc.*	16,120	154,913
MobileIron, Inc.*	55,444	273,339
Model N, Inc.*	18,893	656,721
OneSpan, Inc.*	18,775	524,386
Park City Group, Inc.*	4,981	21,070
Ping Identity Holding Corp. (x)*	9,847	315,990
Progress Software Corp.	25,669	994,674
PROS Holdings, Inc.*	23,061	1,024,600
Q2 Holdings, Inc.*	28,724	2,464,232
QAD, Inc., Class A	6,172	254,780
Qualys, Inc.*	19,424	2,020,484
Rapid7, Inc.*	28,691	1,463,815
Rimini Street, Inc.*	14,486	74,603
Rosetta Stone, Inc.*	13,354	225,148
SailPoint Technologies Holding, Inc.*	51,135	1,353,543
Sapiens International Corp. NV	14,760	412,985
SeaChange International, Inc.*	10,670	16,112
SecureWorks Corp., Class A*	8,384	95,829
ShotSpotter, Inc. (x)*	3,409	85,907
Smith Micro Software, Inc.*	13,632	60,799
Sprout Social, Inc., Class A (x)*	6,874	185,598
SPS Commerce, Inc.*	20,593	1,546,946
SVMK, Inc.*	69,354	1,632,593
Synchronoss Technologies, Inc.*	27,039	95,448
Telenav, Inc.*	26,626	146,177
Tenable Holdings, Inc.*	35,376	1,054,559
Upland Software, Inc.*	12,678	440,687
Varonis Systems, Inc.*	18,232	1,613,167
Verint Systems, Inc.*	37,623	1,699,807
Veritone, Inc. (x)*	15,880	235,977
VirnetX Holding Corp. (x)	31,998	207,987
Workiva, Inc.*	22,263	1,190,848
Xperi Holding Corp.	62,135	917,113
Yext, Inc.*	58,540	972,349
Zix Corp.*	37,913	261,600
Zuora, Inc., Class A*	57,487	732,959

		56,978,832

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp. (x)*	63,002	440,384
Avid Technology, Inc.*	11,796	85,757
Diebold Nixdorf, Inc.*	41,472	251,320
Eastman Kodak Co.*	10,252	22,862
Immersion Corp.*	19,195	119,585
Intevac, Inc.*	9,535	52,061
Quantum Corp.*	12,879	49,713
Super Micro Computer, Inc.*	26,014	738,537

		1,760,219

Total Information Technology		142,629,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.7%)
Chemicals (1.6%)
Advanced Emissions Solutions, Inc. (x)	6,793	$32,946
AdvanSix, Inc.*	17,476	205,168
AgroFresh Solutions, Inc. (x)*	12,489	37,842
American Vanguard Corp.	17,581	241,915
Amyris, Inc. (x)*	48,181	205,733
Balchem Corp.	18,847	1,787,826
Chase Corp.	3,940	403,850
Ferro Corp.*	44,562	532,070
FutureFuel Corp.	17,287	206,580
GCP Applied Technologies, Inc.*	29,637	550,655
Hawkins, Inc.	5,453	232,189
HB Fuller Co.	29,609	1,320,561
Ingevity Corp.*	23,648	1,243,175
Innospec, Inc.	14,043	1,084,822
Intrepid Potash, Inc.*	45,214	44,762
Koppers Holdings, Inc.*	13,792	259,841
Kraton Corp.*	17,229	297,717
Kronos Worldwide, Inc.	17,417	181,311
Livent Corp. (x)*	81,750	503,580
Marrone Bio Innovations, Inc.*	26,235	30,695
Minerals Technologies, Inc.	19,831	930,669
Orion Engineered Carbons SA	33,449	354,225
PolyOne Corp.	53,884	1,413,377
PQ Group Holdings, Inc.*	20,566	272,294
Quaker Chemical Corp.	7,519	1,395,902
Rayonier Advanced Materials, Inc.*	55,567	156,143
Sensient Technologies Corp.	24,535	1,279,746
Stepan Co.	11,999	1,165,103
Trecora Resources*	11,522	72,243
Tredegar Corp.	14,459	222,669
Trinseo SA	22,009	487,719
Tronox Holdings plc, Class A	48,766	352,091

		17,505,419

Construction Materials (0.1%)
Forterra, Inc.*	18,687	208,547
Summit Materials, Inc., Class A*	65,806	1,058,160
United States Lime & Minerals, Inc.	1,617	136,540
US Concrete, Inc.*	12,175	301,940

		1,705,187

Containers & Packaging (0.2%)
Greif, Inc., Class A	14,068	484,080
Greif, Inc., Class B	3,961	165,689
Myers Industries, Inc.	21,268	309,449
O-I Glass, Inc.	91,726	823,700
Ranpak Holdings Corp.*	13,805	102,709
UFP Technologies, Inc.*	4,003	176,372

		2,061,999

Metals & Mining (1.3%)
Alcoa Corp.*	109,669	1,232,680
Allegheny Technologies, Inc.*	73,592	749,902
Arconic Corp.*	58,251	811,436
Caledonia Mining Corp. plc	5,818	100,768
Carpenter Technology Corp.	26,839	651,651
Century Aluminum Co.*	39,835	284,024
Cleveland-Cliffs, Inc. (x)	227,048	1,253,305
Coeur Mining, Inc.*	137,780	699,922
Commercial Metals Co.	70,186	1,431,794
Compass Minerals International, Inc.	19,427	947,066
Gold Resource Corp.	45,160	185,608
Haynes International, Inc.	8,336	194,729
Hecla Mining Co.	293,155	958,617
Kaiser Aluminum Corp.	9,023	664,273
Materion Corp.	11,889	731,055
Novagold Resources, Inc.*	134,861	1,238,024
Olympic Steel, Inc.	8,347	98,077
Ryerson Holding Corp.*	16,937	95,355
Schnitzer Steel Industries, Inc., Class A	16,935	298,733
SunCoke Energy, Inc.	58,390	172,834
TimkenSteel Corp.*	29,649	115,335
United States Steel Corp. (x)	128,999	931,373
Warrior Met Coal, Inc.	28,730	442,155
Worthington Industries, Inc.	21,843	814,744

		15,103,460

Paper & Forest Products (0.5%)
Boise Cascade Co.	22,731	854,913
Clearwater Paper Corp.*	9,655	348,835
Domtar Corp.	32,725	690,825
Louisiana-Pacific Corp.	66,025	1,693,541
Neenah, Inc.	9,534	471,552
P H Glatfelter Co.	23,935	384,157
Schweitzer-Mauduit International, Inc.	18,215	608,563
Verso Corp., Class A	19,481	232,993

		5,285,379

Total Materials		41,661,444

Real Estate (6.4%)
Equity Real Estate Investment Trusts (REITs) (5.7%)
Acadia Realty Trust (REIT)	53,972	700,557
Agree Realty Corp. (REIT)	30,623	2,012,237
Alexander & Baldwin, Inc. (REIT)	41,401	504,678
Alexander’s, Inc. (REIT)	1,227	295,584
Alpine Income Property Trust, Inc. (REIT)	3,952	64,260
American Assets Trust, Inc. (REIT)	27,815	774,370
American Finance Trust, Inc. (REIT)	62,949	499,500
Armada Hoffler Properties, Inc. (REIT)	31,510	313,525
Bluerock Residential Growth REIT, Inc. (REIT) (x)	15,264	123,333
BRT Apartments Corp. (REIT)	10,381	112,322
CareTrust REIT, Inc. (REIT)	55,845	958,300
CatchMark Timber Trust, Inc. (REIT), Class A	27,670	244,880
Chatham Lodging Trust (REIT)	29,879	182,860
CIM Commercial Trust Corp. (REIT)	8,331	89,808
City Office REIT, Inc. (REIT)	26,159	263,160
Clipper Realty, Inc. (REIT)	10,258	83,090
Colony Capital, Inc. (REIT)	286,839	688,414
Columbia Property Trust, Inc. (REIT)	67,544	887,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Community Healthcare Trust, Inc. (REIT)	12,656	$517,630
CoreCivic, Inc. (REIT)	68,950	645,372
CorEnergy Infrastructure Trust, Inc. (REIT)	12,166	111,319
CorePoint Lodging, Inc. (REIT)	30,375	127,879
DiamondRock Hospitality Co. (REIT)	115,944	641,170
Diversified Healthcare Trust (REIT)	127,671	564,944
Easterly Government Properties, Inc. (REIT)	43,113	996,773
EastGroup Properties, Inc. (REIT)	22,225	2,636,107
Essential Properties Realty Trust, Inc. (REIT)	53,597	795,380
Farmland Partners, Inc. (REIT) (x)	21,897	149,994
Four Corners Property Trust, Inc. (REIT)	41,528	1,013,283
Franklin Street Properties Corp. (REIT)	59,784	304,301
Front Yard Residential Corp. (REIT)	30,248	263,158
GEO Group, Inc. (The) (REIT)	66,916	791,616
Getty Realty Corp. (REIT)	19,544	580,066
Gladstone Commercial Corp. (REIT)	19,076	357,675
Gladstone Land Corp. (REIT)	11,561	183,357
Global Medical REIT, Inc. (REIT)	24,339	275,761
Global Net Lease, Inc. (REIT)	53,517	895,339
Healthcare Realty Trust, Inc. (REIT)	77,769	2,277,854
Hersha Hospitality Trust (REIT)	23,262	133,989
Independence Realty Trust, Inc. (REIT)	52,430	602,421
Industrial Logistics Properties Trust (REIT)	37,998	780,859
Innovative Industrial Properties, Inc. (REIT) (x)	9,728	856,259
Investors Real Estate Trust (REIT)	7,237	510,136
iStar, Inc. (REIT)	40,213	495,424
Jernigan Capital, Inc. (REIT) (x)	15,002	205,227
Kite Realty Group Trust (REIT)	47,761	551,162
Lexington Realty Trust (REIT)	144,326	1,522,639
LTC Properties, Inc. (REIT)	22,326	841,020
Macerich Co. (The) (REIT) (x)	83,642	750,269
Mack-Cali Realty Corp. (REIT)	51,029	780,233
Monmouth Real Estate Investment Corp. (REIT)	56,067	812,411
National Health Investors, Inc. (REIT)	24,991	1,517,454
National Storage Affiliates Trust (REIT)	35,656	1,021,901
New Senior Investment Group, Inc. (REIT)	46,858	169,626
NexPoint Residential Trust, Inc. (REIT)	11,936	421,938
Office Properties Income Trust (REIT)	27,466	713,292
One Liberty Properties, Inc. (REIT)	11,877	209,273
Pebblebrook Hotel Trust (REIT)	75,551	1,032,027
Physicians Realty Trust (REIT)	118,083	2,068,814
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,945	1,211,616
Plymouth Industrial REIT, Inc. (REIT)	7,277	93,146
PotlatchDeltic Corp. (REIT)	37,608	1,430,232
Preferred Apartment Communities, Inc. (REIT), Class A	27,000	205,200
PS Business Parks, Inc. (REIT)	11,498	1,522,335
QTS Realty Trust, Inc. (REIT), Class A	34,116	2,186,494
Retail Opportunity Investments Corp. (REIT)	64,225	727,669
Retail Properties of America, Inc. (REIT), Class A	126,794	928,132
Retail Value, Inc. (REIT)	12,970	160,309
RLJ Lodging Trust (REIT)	97,056	916,209
RPT Realty (REIT)	46,449	323,285
Ryman Hospitality Properties, Inc. (REIT)	29,195	1,010,147
Sabra Health Care REIT, Inc. (REIT)	120,531	1,739,262
Safehold, Inc. (REIT) (x)	9,929	570,818
Saul Centers, Inc. (REIT)	7,182	231,763
Seritage Growth Properties (REIT), Class A (x)*	23,276	265,346
Service Properties Trust (REIT)	52,840	374,636
SITE Centers Corp. (REIT)	90,967	736,833
STAG Industrial, Inc. (REIT)	87,666	2,570,367
Summit Hotel Properties, Inc. (REIT)	56,331	334,043
Sunstone Hotel Investors, Inc. (REIT)	128,170	1,044,586
Tanger Factory Outlet Centers, Inc. (REIT) (x)	54,568	389,070
Terreno Realty Corp. (REIT)	38,659	2,035,010
UMH Properties, Inc. (REIT)	20,029	258,975
Uniti Group, Inc. (REIT)	111,754	1,044,900
Universal Health Realty Income Trust (REIT)	7,607	604,680
Urban Edge Properties (REIT)	66,183	785,592
Urstadt Biddle Properties, Inc. (REIT), Class A	17,221	204,585
Washington REIT (REIT)	47,357	1,051,325
Whitestone REIT (REIT)	30,293	220,230
Xenia Hotels & Resorts, Inc. (REIT)	66,715	622,451

		64,723,004

Real Estate Management & Development (0.7%)
Altisource Portfolio Solutions SA*	8,037	118,465
American Realty Investors, Inc. (x)*	1,260	11,327
CTO Realty Growth, Inc.	3,012	118,974
Cushman & Wakefield plc*	63,463	790,749
eXp World Holdings, Inc. (x)*	17,512	298,580
Forestar Group, Inc.*	11,938	180,025
FRP Holdings, Inc.*	4,185	169,827
Griffin Industrial Realty, Inc.	1,936	104,873
Kennedy-Wilson Holdings, Inc.	71,061	1,081,548
Marcus & Millichap, Inc.*	13,185	380,519
Maui Land & Pineapple Co., Inc.*	5,946	66,001
Newmark Group, Inc., Class A	83,604	406,315
Rafael Holdings, Inc., Class B*	8,226	118,208
RE/MAX Holdings, Inc., Class A	9,845	309,428
Realogy Holdings Corp. (x)	64,467	477,701
Redfin Corp.*	56,795	2,380,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
RMR Group, Inc. (The), Class A	8,495	$250,348
St Joe Co. (The)*	19,307	374,942
Stratus Properties, Inc.*	3,933	77,913
Tejon Ranch Co.*	13,169	189,634
Transcontinental Realty Investors, Inc.*	1,651	49,563

		7,955,218

Total Real Estate		72,678,222

Utilities (3.3%)
Electric Utilities (0.8%)
ALLETE, Inc.	30,743	1,678,875
El Paso Electric Co.	23,706	1,588,302
Genie Energy Ltd., Class B	10,499	77,273
MGE Energy, Inc.	20,232	1,305,166
Otter Tail Corp.	23,025	893,140
PNM Resources, Inc.	45,974	1,767,241
Portland General Electric Co.	52,635	2,200,669
Spark Energy, Inc., Class A	11,416	80,711

		9,591,377

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A (x)	19,001	865,306
Chesapeake Utilities Corp.	8,954	752,136
New Jersey Resources Corp.	57,221	1,868,266
Northwest Natural Holding Co.	17,322	966,394
ONE Gas, Inc.	30,657	2,362,122
RGC Resources, Inc.	4,756	114,952
South Jersey Industries, Inc.	53,201	1,329,493
Southwest Gas Holdings, Inc.	32,386	2,236,253
Spire, Inc.	28,675	1,884,234

		12,379,156

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	59,533	119,066
Clearway Energy, Inc., Class A	22,891	480,024
Clearway Energy, Inc., Class C	45,206	1,042,451
Ormat Technologies, Inc.	22,999	1,460,206
Sunnova Energy International, Inc.*	18,455	315,027
TerraForm Power, Inc., Class A	50,672	934,392

		4,351,166

Multi-Utilities (0.5%)
Avista Corp.	38,419	1,398,068
Black Hills Corp.	36,070	2,043,726
NorthWestern Corp.	29,764	1,622,733
Unitil Corp.	8,384	375,771

		5,440,298

Water Utilities (0.5%)
American States Water Co.	21,151	1,663,103
Artesian Resources Corp., Class A	4,588	166,498
Cadiz, Inc. (x)*	12,197	123,921
California Water Service Group	27,710	1,321,767
Consolidated Water Co. Ltd.	8,916	128,658
Global Water Resources, Inc.	9,179	96,747
Middlesex Water Co.	9,582	643,719
Pure Cycle Corp.*	12,661	116,355
SJW Group	15,475	961,152
York Water Co. (The)	7,277	349,005

		5,570,925

Total Utilities		37,332,922

Total Common Stocks (91.2%) (Cost $936,789,190)		1,028,645,025

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Internet & Direct Marketing Retail (0.0%)
Overstock.com, Inc. 1.020%	600	11,400

Total Preferred Stock (0.0%) (Cost $12,388)		11,400

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	13,800	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR (r)*	3,900	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	19,200	6,624
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	10,200	6,732
Oncternal Therapeutics, Inc., CVR (r)(x)*	369	—

		13,356

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)*	9,200	3,726
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

		3,726

Total Health Care		17,082

Total Rights (0.0%) (Cost $13,109)		17,082

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.2%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	8,000,000	8,000,000
JPMorgan Prime Money Market Fund, IM Shares	50,544,429	50,589,919

Total Investment Companies		58,589,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.2%)
Cantor Fitzgerald & Co., 0.09%, dated 6/30/20, due 7/1/20, repurchase price $3,000,008, collateralized by various U.S. Government Agency Securities, ranging from 0.640% - 9.500%, maturing 12/1/20 - 2/20/70; total market value $3,060,000. (xx)	$3,000,000	$3,000,000
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $2,900,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $2,958,003. (xx)	2,900,000	2,900,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $1,100,007, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $1,122,001. (xx)	1,100,000	1,100,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $2,100,019, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $2,333,528. (xx)	2,100,000	2,100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $11,351,270, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $11,578,274. (xx)	11,351,248	11,351,248
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $6,769,869, collateralized by various Common Stocks; total market value $7,523,181. (xx)	6,769,500	6,769,500
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $4,700,026, collateralized by various Common Stocks; total market value $5,223,079. (xx)	4,700,000	4,700,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $6,000,012, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $6,120,000. (xx)	6,000,000	6,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $3,500,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $3,570,000. (xx)	3,500,000	3,500,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $3,500,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $3,570,000. (xx)	3,500,000	3,500,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $2,500,015, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $2,778,044. (xx)	2,500,000	2,500,000

Total Repurchase Agreements		47,420,748

Total Short-Term Investments (9.4%) (Cost $105,974,637)		106,010,667

Total Investments in Securities (100.6%) (Cost $1,042,789,324)		1,134,684,174
Other Assets Less Liabilities (-0.6%)		(7,123,813)

Net Assets (100%)		$1,127,560,361

*	Non-income producing.
@	Shares are less than 0.5.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $1,149,780 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $71,188,450. This was collateralized by $17,786,563 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $55,420,748 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	41,177	737,465	76,843	—	—	(92,475)	721,833	8,581	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	18,489	85,372	673,257	—	—	14,026	772,655	602	—

Total		822,837	750,100	—	—	(78,449)	1,494,488	9,183	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	60	9/2020	USD	4,312,800	150,830

					150,830

Short Contracts
Russell 2000 E-Mini Index	(453)	9/2020	USD	(32,561,640)	(617,654)

					(617,654)

					(466,824)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$25,894,955	$—	$—		$25,894,955
Consumer Discretionary	121,231,082	204,821	—		121,435,903
Consumer Staples	34,358,037	—	—		34,358,037
Energy	23,167,069	—	—		23,167,069
Financials	168,011,121	—	—	(a)	168,011,121
Health Care	212,061,290	—	—		212,061,290
Industrials	149,414,260	—	—		149,414,260
Information Technology	142,629,802	—	—		142,629,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Materials	$41,661,444	$—	$—		$41,661,444
Real Estate	72,573,349	104,873	—		72,678,222
Utilities	37,332,922	—	—		37,332,922
Futures	150,830	—	—		150,830
Preferred Stock
Consumer Discretionary	11,400	—	—		11,400
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	17,082		17,082
Short-Term Investments
Investment Companies	58,589,919	—	—		58,589,919
Repurchase Agreements	—	47,420,748	—		47,420,748

Total Assets	$1,087,087,480	$47,730,442	$17,082		$1,134,835,004

Liabilities:
Futures	$(617,654)	$—	$—		$(617,654)

Total Liabilities	$(617,654)	$—	$—		$(617,654)

Total	$1,086,469,826	$47,730,442	$17,082		$1,134,217,350

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$150,830	*

Total		$150,830

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(617,654	)*

Total		$(617,654)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(20,882,902)	$(20,882,902)

Total	$(20,882,902)	$(20,882,902)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,954,786)	$(1,954,786)

Total	$(1,954,786)	$(1,954,786)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $143,173,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$244,220,643
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 26%)*	$174,308,889

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,754,279
Aggregate gross unrealized depreciation	(150,712,904)

Net unrealized appreciation	$89,041,375

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,045,175,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $1,472,975)	$1,494,488
Unaffiliated Issuers (Cost $993,895,601)	1,085,768,938
Repurchase Agreements (Cost $47,420,748)	47,420,748
Cash	44,608,466
Cash held as collateral at broker for futures	4,091,400
Receivable for securities sold	1,999,137
Dividends, interest and other receivables	933,983
Securities lending income receivable	124,508
Other assets	12,489

Total assets	1,186,454,157

LIABILITIES
Payable for return of collateral on securities loaned	55,420,748
Payable for securities purchased	1,788,721
Payable for Portfolio shares redeemed	563,479
Investment management fees payable	410,824
Due to broker for futures variation margin	282,977
Due to Custodian	211,940
Administrative fees payable	118,175
Accrued expenses	96,932

Total liabilities	58,893,796

NET ASSETS	$1,127,560,361

Net assets were comprised of:
Paid in capital	$1,015,540,424
Total distributable earnings (loss)	112,019,937

Net assets	$1,127,560,361

Class K
Net asset value, offering and redemption price per share, $1,127,560,361 / 108,126,716 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.43

(x)	Includes value of securities on loan of $71,188,450.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($9,183 of dividend income received from affiliates) (net of $5,216 foreign withholding tax)	$7,509,878
Interest	187,375
Securities lending (net)	739,876

Total income	8,437,129

EXPENSES
Investment management fees	2,477,038
Administrative fees	678,910
Custodian fees	68,542
Printing and mailing expenses	48,923
Professional fees	43,371
Trustees’ fees	17,628
Miscellaneous	12,589

Gross expenses	3,347,001
Less: Waiver from investment manager	(46,938)

Net expenses	3,300,063

NET INVESTMENT INCOME (LOSS)	5,137,066

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	32,707,315
Futures contracts	(20,882,902)

Net realized gain (loss)	11,824,413

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(78,449) of change in unrealized appreciation (depreciation) from affiliates)	(161,872,823)
Futures contracts	(1,954,786)

Net change in unrealized appreciation (depreciation)	(163,827,609)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(152,003,196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(146,866,130)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,137,066	$10,932,425
Net realized gain (loss)	11,824,413	66,589,304
Net change in unrealized appreciation (depreciation)	(163,827,609)	158,293,338

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146,866,130)	235,815,067

Distributions to shareholders:
Class K	—	(63,549,353)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [16,268,327 and 19,999,055 shares, respectively]	153,254,456	223,001,608
Capital shares issued in reinvestment of dividends and distributions [0 and 5,367,274 shares, respectively]	—	63,549,353
Capital shares repurchased [(8,548,274) and (9,185,453) shares, respectively]	(90,325,879)	(107,598,327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	62,928,577	178,952,634

TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,937,553)	351,218,348
NET ASSETS:
Beginning of period	1,211,497,914	860,279,566

End of period	$1,127,560,361	$1,211,497,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡
Net asset value, beginning of period	$12.40

Income (loss) from investment operations:
Net investment income (loss) (e)	— #
Net realized and unrealized gain (loss)	0.66

Total from investment operations	0.66

Net asset value, end of period	$13.06

Total return (b)	5.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%
Before waivers and reimbursements (a)(f)	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.11)%
Before waivers and reimbursements (a)(f)	(0.11)%
Portfolio turnover rate^	29%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.07		$10.21	$12.86	$12.22	$10.59	$12.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.12	0.13	0.10	0.10	0.06
Net realized and unrealized gain (loss)	(1.69)		2.41	(1.57)	1.59	2.09	(0.66)

Total from investment operations	(1.64)		2.53	(1.44)	1.69	2.19	(0.60)

Less distributions:
Dividends from net investment income	—		(0.13)	(0.13)	(0.12)	(0.11)	(0.06)
Distributions from net realized gains	—		(0.54)	(1.07)	(0.93)	(0.45)	(1.17)
Return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions	—		(0.67)	(1.21)	(1.05)	(0.56)	(1.23)

Net asset value, end of period	$10.43		$12.07	$10.21	$12.86	$12.22	$10.59

Total return (b)	(13.59)%		24.87%	(11.83)%	14.08%	20.71%	(4.74)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,127,560		$1,211,498	$860,280	$1,001,317	$959,878	$888,430
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.61%	0.61%
Before waivers and reimbursements (a)(f)	0.61%		0.61%	0.60%	0.61%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.93%		1.00%	0.95%	0.77%	0.94%	0.45%
Before waivers and reimbursements (a)(f)	0.93%		0.99%	0.95%	0.76%	0.93%	0.44%
Portfolio turnover rate^	18	%(z)	19%	21%	13%	14%	29%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Financials	$218,167,980	14.4%
Industrials	196,612,581	13.0
Health Care	196,169,924	12.9
Consumer Staples	163,106,733	10.7
Consumer Discretionary	153,708,486	10.1
Information Technology	113,216,859	7.5
Materials	98,619,198	6.5
Communication Services	73,666,887	4.9
Utilities	54,824,392	3.6
Energy	45,808,435	3.0
Real Estate	43,128,423	2.8
Repurchase Agreements	22,229,062	1.4
Investment Company	1,000,000	0.1
Cash and Other	137,913,647	9.1

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class K
Actual	$1,000.00	$881.15	$2.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.68	3.22

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.64%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.9%)
Afterpay Ltd.*	21,577	$929,932
AGL Energy Ltd.	66,225	781,061
AMP Ltd.*	346,184	443,828
Ampol Ltd.	25,659	521,245
APA Group	126,745	975,983
Aristocrat Leisure Ltd.	58,839	1,040,575
ASX Ltd.	19,856	1,173,310
Aurizon Holdings Ltd.	202,549	689,625
AusNet Services	188,304	217,211
Australia & New Zealand Banking Group Ltd.	293,600	3,799,532
BHP Group Ltd.	304,953	7,567,950
BHP Group plc	218,641	4,488,626
BlueScope Steel Ltd.	51,783	419,988
Brambles Ltd.	159,265	1,198,128
CIMIC Group Ltd.	10,109	169,360
Coca-Cola Amatil Ltd.	51,746	310,188
Cochlear Ltd.	6,878	897,441
Coles Group Ltd.	138,087	1,640,327
Commonwealth Bank of Australia	183,255	8,825,460
Computershare Ltd.	52,474	482,174
Crown Resorts Ltd.	37,836	252,854
CSL Ltd.	46,986	9,315,115
Dexus (REIT)	112,125	714,529
Evolution Mining Ltd.	171,028	683,736
Fortescue Metals Group Ltd.	175,303	1,682,069
Glencore plc*	1,034,495	2,189,664
Goodman Group (REIT)	170,348	1,753,183
GPT Group (The) (REIT)	200,028	578,275
Insurance Australia Group Ltd.	237,373	948,870
Lendlease Group (x)	68,058	584,078
Macquarie Group Ltd.	34,852	2,868,802
Magellan Financial Group Ltd.	13,290	540,945
Medibank Pvt Ltd.	282,632	584,738
Mirvac Group (REIT)	406,450	611,812
National Australia Bank Ltd.	330,866	4,183,144
Newcrest Mining Ltd.	83,634	1,864,641
Northern Star Resources Ltd.	78,247	744,796
Oil Search Ltd.	208,875	459,973
Orica Ltd.	44,521	511,862
Origin Energy Ltd.	180,553	731,401
Qantas Airways Ltd.	75,615	198,091
QBE Insurance Group Ltd.	146,934	903,289
Ramsay Health Care Ltd.	19,181	884,122
REA Group Ltd. (x)	5,383	402,890
Rio Tinto Ltd.	38,429	2,605,803
Rio Tinto plc	116,115	6,533,783
Santos Ltd.	182,883	672,445
Scentre Group (REIT)	540,535	813,933
SEEK Ltd.	34,783	527,926
Sonic Healthcare Ltd.	46,437	980,334
South32 Ltd.	505,890	716,334
Stockland (REIT)	242,856	557,828
Suncorp Group Ltd.	129,032	826,110
Sydney Airport	112,520	441,174
Tabcorp Holdings Ltd.	205,265	480,682
Telstra Corp. Ltd.	427,721	925,916
TPG Telecom Ltd.*	37,413	229,787
Transurban Group	283,129	2,764,779
Treasury Wine Estates Ltd.	73,299	530,616
Tuas Ltd.*	18,707	8,714
Vicinity Centres (REIT)	348,748	345,838
Washington H Soul Pattinson & Co. Ltd. (x)	11,083	150,288
Wesfarmers Ltd.	117,375	3,645,632
Westpac Banking Corp.	373,881	4,657,259
WiseTech Global Ltd.	14,820	198,211
Woodside Petroleum Ltd.	97,421	1,464,111
Woolworths Group Ltd.	130,560	3,366,878

		104,209,204

Austria (0.2%)
ANDRITZ AG	7,484	272,178
Erste Group Bank AG	29,846	701,355
OMV AG*	15,110	504,486
Raiffeisen Bank International AG*	15,098	268,556
Verbund AG (x)	6,992	312,717
voestalpine AG (x)	11,794	253,392

		2,312,684

Belgium (0.8%)
Ageas SA/NV	18,262	645,888
Anheuser-Busch InBev SA/NV	78,878	3,887,630
Colruyt SA	5,506	302,766
Elia Group SA/NV (x)	3,317	359,667
Galapagos NV*	4,258	835,884
Groupe Bruxelles Lambert SA	8,292	694,771
KBC Group NV	25,828	1,479,272
Proximus SADP	15,998	325,767
Sofina SA	1,657	436,962
Solvay SA	7,620	609,292
Telenet Group Holding NV	4,745	195,120
UCB SA	13,076	1,513,532
Umicore SA (x)	21,056	990,037

		12,276,588

Chile (0.0%)
Antofagasta plc	40,476	469,410

China (0.5%)
BeiGene Ltd. (ADR)*	3,870	729,108
BOC Hong Kong Holdings Ltd.	378,584	1,202,029
Budweiser Brewing Co. APAC Ltd. (m)	183,495	533,102
Prosus NV*	50,455	4,682,744
Wilmar International Ltd.	203,085	598,146
Yangzijiang Shipbuilding Holdings Ltd.	258,423	172,659

		7,917,788

Denmark (2.1%)
Ambu A/S, Class B	17,374	546,078
AP Moller - Maersk A/S, Class A	337	365,503
AP Moller - Maersk A/S, Class B	680	791,597
Carlsberg A/S, Class B	11,063	1,461,422
Chr Hansen Holding A/S	10,824	1,115,746
Coloplast A/S, Class B	12,299	1,906,699
Danske Bank A/S*	71,450	950,354
Demant A/S*	10,747	283,210
DSV Panalpina A/S	21,895	2,671,097
Genmab A/S*	6,737	2,253,670
GN Store Nord A/S	13,658	727,237
H Lundbeck A/S	7,339	275,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Novo Nordisk A/S, Class B	183,172	$11,853,276
Novozymes A/S, Class B	21,956	1,268,819
Orsted A/S (m)	19,584	2,258,618
Pandora A/S	10,280	558,068
Tryg A/S	13,040	377,283
Vestas Wind Systems A/S	20,591	2,095,239

		31,759,748

Finland (1.1%)
Elisa OYJ	14,492	880,897
Fortum OYJ	48,183	914,095
Kone OYJ, Class B	35,185	2,417,800
Metso OYJ	10,578	346,163
Neste OYJ	43,796	1,710,440
Nokia OYJ	585,287	2,563,177
Nordea Bank Abp (Aquis Stock Exchange)	4,742	32,708
Nordea Bank Abp (Turquoise Stock Exchange)	330,657	2,278,855
Orion OYJ, Class B	10,839	524,028
Sampo OYJ, Class A	48,761	1,675,241
Stora Enso OYJ, Class R	59,771	712,784
UPM-Kymmene OYJ	55,253	1,594,492
Wartsila OYJ Abp (x)	47,977	396,028

		16,046,708

France (9.5%)
Accor SA*	18,368	498,379
Aeroports de Paris	3,039	311,573
Air Liquide SA	48,976	7,056,898
Airbus SE*	60,806	4,326,880
Alstom SA	20,738	963,239
Amundi SA (m)*	6,492	507,798
Arkema SA	7,079	676,024
Atos SE*	10,136	862,715
AXA SA (x)‡	200,224	4,178,498
BioMerieux	4,220	579,407
BNP Paribas SA*	116,441	4,616,082
Bollore SA	87,875	275,602
Bouygues SA*	23,116	788,531
Bureau Veritas SA*	29,814	628,157
Capgemini SE (x)	16,600	1,898,883
Carrefour SA	61,942	956,218
Casino Guichard Perrachon SA*	5,383	199,384
Cie de Saint-Gobain*	53,566	1,925,298
Cie Generale des Etablissements Michelin SCA (x)	17,567	1,819,875
CNP Assurances*	18,188	209,005
Covivio (REIT)	4,925	356,436
Credit Agricole SA*	118,767	1,121,844
Danone SA	63,925	4,417,315
Dassault Aviation SA*	273	251,361
Dassault Systemes SE	13,610	2,345,598
Edenred	24,921	1,088,720
Eiffage SA*	8,894	812,081
Electricite de France SA	62,748	577,842
Engie SA*	189,074	2,333,802
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	5,326	684,148
EssilorLuxottica SA (Turquoise Stock Exchange)*	24,115	3,090,805
Eurazeo SE*	4,457	228,240
Faurecia SE*	7,757	302,428
Gecina SA (REIT) (x)	4,712	581,662
Getlink SE*	44,985	648,325
Hermes International	3,279	2,736,729
Icade (REIT)	3,100	215,680
Iliad SA	1,513	294,891
Ingenico Group SA*	6,465	1,029,493
Ipsen SA	3,887	330,057
JCDecaux SA*	8,429	156,557
Kering SA	7,844	4,260,623
Klepierre SA (REIT) (x)	20,331	404,524
La Francaise des Jeux SAEM (m)	9,180	282,881
Legrand SA	27,635	2,096,889
L’Oreal SA	26,000	8,335,343
LVMH Moet Hennessy Louis Vuitton SE	28,755	12,594,659
Natixis SA*	96,111	250,414
Orange SA	206,526	2,467,197
Orpea	5,503	635,618
Pernod Ricard SA	21,981	3,454,739
Peugeot SA*	62,960	1,022,004
Publicis Groupe SA	22,309	721,178
Remy Cointreau SA (x)	2,364	321,654
Renault SA*	19,793	501,009
Safran SA*	33,173	3,318,371
Sanofi	116,818	11,884,952
Sartorius Stedim Biotech	2,967	748,912
Schneider Electric SE	57,235	6,345,514
SCOR SE*	16,641	455,424
SEB SA	2,344	387,015
Societe Generale SA*	83,579	1,390,494
Sodexo SA	9,099	614,640
Suez SA	34,424	403,058
Teleperformance*	6,070	1,538,889
Thales SA	10,944	882,780
TOTAL SA (x)	255,879	9,746,331
Ubisoft Entertainment SA*	9,073	747,249
Unibail-Rodamco-Westfield (REIT) (x)	14,272	802,783
Valeo SA	24,441	640,211
Veolia Environnement SA	55,458	1,245,629
Vinci SA	53,343	4,905,357
Vivendi SA	85,839	2,200,155
Wendel SE	2,821	268,601
Worldline SA (m)*	14,023	1,211,543

		143,969,100

Germany (8.2%)
adidas AG*	19,710	5,156,525
Allianz SE (Registered)	43,186	8,808,810
Aroundtown SA*	118,480	678,149
BASF SE	95,081	5,313,123
Bayer AG (Registered)	101,700	7,464,737
Bayerische Motoren Werke AG	34,275	2,183,631
Bayerische Motoren Werke AG (Preference) (q)	5,904	285,727
Beiersdorf AG	10,338	1,172,897
Brenntag AG	16,503	866,358
Carl Zeiss Meditec AG	4,117	401,153
Commerzbank AG*	101,610	452,386
Continental AG	11,302	1,103,920
Covestro AG (m)	17,938	680,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Daimler AG (Registered)	88,600	$3,591,271
Delivery Hero SE (m)*	13,185	1,343,383
Deutsche Bank AG (Registered)*	203,254	1,927,251
Deutsche Boerse AG	19,669	3,555,151
Deutsche Lufthansa AG (Registered)*	24,182	242,338
Deutsche Post AG (Registered)	102,403	3,735,628
Deutsche Telekom AG (Registered)	345,033	5,771,507
Deutsche Wohnen SE	35,376	1,586,991
E.ON SE	232,414	2,612,975
Evonik Industries AG	22,340	565,944
Fraport AG Frankfurt Airport Services Worldwide*	4,246	185,014
Fresenius Medical Care AG & Co. KGaA	22,061	1,880,869
Fresenius SE & Co. KGaA	43,275	2,136,090
FUCHS PETROLUB SE (Preference) (q)	6,966	279,445
GEA Group AG	15,763	497,470
Hannover Rueck SE	6,194	1,065,385
HeidelbergCement AG	15,405	820,801
Henkel AG & Co. KGaA	10,658	885,742
Henkel AG & Co. KGaA (Preference) (q)	18,444	1,714,650
HOCHTIEF AG	2,393	211,801
Infineon Technologies AG	129,495	3,026,725
KION Group AG	6,648	408,119
Knorr-Bremse AG*	4,989	504,788
LANXESS AG	8,735	459,157
LEG Immobilien AG	7,307	927,034
Merck KGaA	13,379	1,551,021
METRO AG	18,709	176,754
MTU Aero Engines AG	5,698	984,767
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,940	3,877,308
Nemetschek SE	6,169	423,268
Porsche Automobil Holding SE (Preference) (q)*	15,746	902,405
Puma SE*	8,559	660,032
RWE AG	60,456	2,114,984
SAP SE	108,099	15,046,901
Sartorius AG (Preference) (q)	3,671	1,206,020
Scout24 AG (m)	11,473	891,742
Siemens AG (Registered)	79,193	9,302,624
Siemens Healthineers AG (m)	15,356	735,428
Symrise AG	13,308	1,543,990
TeamViewer AG (m)*	13,800	752,905
Telefonica Deutschland Holding AG	102,782	303,178
thyssenkrupp AG*	41,268	291,848
Uniper SE	20,776	670,497
United Internet AG (Registered)	10,491	442,684
Volkswagen AG	3,353	538,178
Volkswagen AG (Preference) (q)	19,212	2,905,396
Vonovia SE	53,330	3,266,828
Zalando SE (m)*	15,315	1,077,086

		124,169,559

Hong Kong (2.6%)
AIA Group Ltd.	1,251,490	11,647,703
ASM Pacific Technology Ltd.	34,278	362,289
Bank of East Asia Ltd. (The)	136,318	311,600
CK Asset Holdings Ltd.	267,560	1,591,037
CK Infrastructure Holdings Ltd.	65,894	339,503
CLP Holdings Ltd.	170,106	1,665,805
Dairy Farm International Holdings Ltd.	33,662	156,765
Hang Lung Properties Ltd.	205,519	487,214
Hang Seng Bank Ltd.	78,891	1,332,018
Henderson Land Development Co. Ltd.	147,693	559,300
HK Electric Investments & HK Electric Investments Ltd. (m)	272,244	282,816
HKT Trust & HKT Ltd.	375,868	552,484
Hong Kong & China Gas Co. Ltd.	1,108,882	1,714,771
Hong Kong Exchanges & Clearing Ltd.	124,112	5,289,491
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	113,400	446,796
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	4,677	19,358
Jardine Matheson Holdings Ltd. (London Stock Exchange)	20,900	867,559
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	2,796	116,844
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	21,500	448,060
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	1,140	24,607
Kerry Properties Ltd.	64,577	166,842
Link REIT (REIT)	213,891	1,745,307
Melco Resorts & Entertainment Ltd. (ADR)	21,788	338,150
MTR Corp. Ltd.	165,342	855,206
New World Development Co. Ltd.	166,050	789,255
NWS Holdings Ltd.	157,984	136,496
PCCW Ltd.	425,358	242,701
Power Assets Holdings Ltd.	140,165	761,143
Sino Land Co. Ltd.	311,359	392,035
Sun Hung Kai Properties Ltd.	134,269	1,711,150
Swire Pacific Ltd., Class A	54,026	285,769
Swire Properties Ltd. (x)	122,408	310,857
Techtronic Industries Co. Ltd.	141,531	1,380,738
WH Group Ltd. (m)(x)	1,019,131	874,604
Wharf Real Estate Investment Co. Ltd. (x)	158,915	758,407
Wheelock & Co. Ltd. (r)	21,762	172,119

		39,136,799

Ireland (0.6%)
AerCap Holdings NV*	12,954	398,983
CRH plc	81,290	2,780,355
Flutter Entertainment plc	15,978	2,097,322
Kerry Group plc (London Stock Exchange), Class A	9	1,112
Kerry Group plc (Turquoise Stock Exchange), Class A	16,437	2,044,877
Kingspan Group plc	15,870	1,021,305
Smurfit Kappa Group plc	23,147	772,432

		9,116,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Israel (0.5%)
Azrieli Group Ltd.	4,481	$202,965
Bank Hapoalim BM	120,523	721,883
Bank Leumi Le-Israel BM	150,425	757,958
Check Point Software Technologies Ltd.*	12,051	1,294,639
Elbit Systems Ltd.	2,697	371,187
ICL Group Ltd.	71,694	213,414
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	119,097	364,423
Mizrahi Tefahot Bank Ltd.	14,124	265,852
Nice Ltd.*	6,383	1,205,748
Teva Pharmaceutical Industries Ltd. (ADR)*	112,784	1,390,627
Wix.com Ltd.*	5,269	1,350,023

		8,138,721

Italy (1.9%)
Assicurazioni Generali SpA	113,751	1,719,068
Atlantia SpA*	50,884	816,101
Davide Campari-Milano SpA	59,809	503,347
DiaSorin SpA	2,707	517,818
Enel SpA	841,960	7,253,632
Eni SpA	263,346	2,507,652
Ferrari NV (x)	13,050	2,223,655
FinecoBank Banca Fineco SpA*	62,349	840,160
Infrastrutture Wireless Italiane SpA (m)	25,322	253,572
Intesa Sanpaolo SpA*	1,540,709	2,943,313
Leonardo SpA	37,311	246,852
Mediobanca Banca di Credito Finanziario SpA	62,984	451,292
Moncler SpA*	20,173	770,258
Nexi SpA (m)*	39,996	690,911
Pirelli & C SpA (m)*	39,423	166,970
Poste Italiane SpA (m)	53,951	468,467
Prysmian SpA	24,818	574,107
Recordati SpA	10,773	537,508
Snam SpA	210,655	1,024,594
Telecom Italia SpA (Aquis Stock Exchange)	666,505	258,013
Telecom Italia SpA (Turquoise Stock Exchange) (x)	904,020	354,723
Terna Rete Elettrica Nazionale SpA	144,372	991,207
UniCredit SpA*	219,638	2,016,406

		28,129,626

Japan (22.7%)
ABC-Mart, Inc.	3,569	208,809
Acom Co. Ltd.	46,832	178,509
Advantest Corp.	20,480	1,163,281
Aeon Co. Ltd.	67,634	1,570,943
Aeon Mall Co. Ltd.	10,544	139,881
AGC, Inc. (x)	19,213	546,546
Air Water, Inc.	20,054	282,864
Aisin Seiki Co. Ltd.	16,915	492,932
Ajinomoto Co., Inc.	48,727	809,549
Alfresa Holdings Corp.	19,766	411,489
Amada Co. Ltd.	34,279	280,182
ANA Holdings, Inc. (x)*	11,857	269,657
Aozora Bank Ltd. (x)	12,332	214,684
Asahi Group Holdings Ltd. (x)	40,021	1,402,065
Asahi Intecc Co. Ltd.	19,873	564,698
Asahi Kasei Corp.	129,321	1,050,677
Astellas Pharma, Inc.	192,735	3,208,388
Bandai Namco Holdings, Inc.	20,473	1,075,981
Bank of Kyoto Ltd. (The)	5,418	192,002
Benesse Holdings, Inc.	7,304	196,414
Bridgestone Corp. (x)	55,459	1,784,404
Brother Industries Ltd.	23,159	417,312
Calbee, Inc.	8,867	245,190
Canon, Inc. (x)	103,503	2,059,190
Casio Computer Co. Ltd.	19,538	339,065
Central Japan Railway Co.	14,894	2,305,555
Chiba Bank Ltd. (The)	54,670	257,690
Chubu Electric Power Co., Inc.	65,386	822,443
Chugai Pharmaceutical Co. Ltd.	69,408	3,710,349
Chugoku Electric Power Co., Inc. (The) (x)	29,550	394,564
Coca-Cola Bottlers Japan, Inc.	12,905	233,896
Concordia Financial Group Ltd.	109,331	349,999
Cosmos Pharmaceutical Corp.	2,126	325,835
CyberAgent, Inc.	11,082	543,643
Dai Nippon Printing Co. Ltd.	26,081	597,362
Daicel Corp.	26,800	207,081
Daifuku Co. Ltd.	10,286	898,661
Dai-ichi Life Holdings, Inc.	111,460	1,327,463
Daiichi Sankyo Co. Ltd.	58,716	4,795,140
Daikin Industries Ltd.	25,824	4,152,659
Daito Trust Construction Co. Ltd.	6,831	627,633
Daiwa House Industry Co. Ltd.	58,510	1,379,996
Daiwa House REIT Investment Corp. (REIT)	218	513,432
Daiwa Securities Group, Inc.	149,470	623,550
Denso Corp.	44,819	1,748,451
Dentsu Group, Inc. (x)	22,261	528,037
Disco Corp.	2,877	696,590
East Japan Railway Co.	31,277	2,167,490
Eisai Co. Ltd.	26,115	2,070,024
Electric Power Development Co. Ltd.	15,016	284,691
ENEOS Holdings, Inc.	313,868	1,112,094
FamilyMart Co. Ltd.	25,953	445,378
FANUC Corp.	20,023	3,577,963
Fast Retailing Co. Ltd.	6,041	3,458,814
Fuji Electric Co. Ltd.	14,274	390,127
FUJIFILM Holdings Corp.	37,324	1,597,045
Fujitsu Ltd.	20,310	2,377,369
Fukuoka Financial Group, Inc.	17,556	277,070
GLP J-Reit (REIT)	389	564,871
GMO Payment Gateway, Inc.	4,378	456,227
Hakuhodo DY Holdings, Inc.	25,428	302,187
Hamamatsu Photonics KK	15,338	664,182
Hankyu Hanshin Holdings, Inc.	23,372	789,988
Hikari Tsushin, Inc.	2,147	488,957
Hino Motors Ltd.	28,681	193,756
Hirose Electric Co. Ltd.	3,486	382,129
Hisamitsu Pharmaceutical Co., Inc.	5,292	285,172
Hitachi Construction Machinery Co. Ltd.	10,937	302,509
Hitachi Ltd.	100,097	3,160,006
Hitachi Metals Ltd.	22,726	270,570
Honda Motor Co. Ltd.	168,764	4,314,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hoshizaki Corp.	5,586	$478,653
Hoya Corp.	39,201	3,754,083
Hulic Co. Ltd.	29,930	283,482
Idemitsu Kosan Co. Ltd.	19,934	422,915
Iida Group Holdings Co. Ltd.	16,077	246,220
Inpex Corp. (x)	103,953	643,570
Isetan Mitsukoshi Holdings Ltd.	33,390	191,452
Isuzu Motors Ltd.	56,310	508,498
Ito En Ltd.	5,674	319,870
ITOCHU Corp.	139,417	3,002,364
Itochu Techno-Solutions Corp.	9,832	368,478
Japan Airlines Co. Ltd.	11,801	212,717
Japan Airport Terminal Co. Ltd.	5,031	214,277
Japan Exchange Group, Inc.	52,277	1,207,617
Japan Post Bank Co. Ltd.	43,038	320,039
Japan Post Holdings Co. Ltd.	161,341	1,147,291
Japan Post Insurance Co. Ltd.	22,968	301,125
Japan Prime Realty Investment Corp. (REIT) (x)	85	250,519
Japan Real Estate Investment Corp. (REIT)	136	697,557
Japan Retail Fund Investment Corp. (REIT)	274	342,139
Japan Tobacco, Inc. (x)	124,258	2,305,464
JFE Holdings, Inc.	50,338	360,547
JGC Holdings Corp.	24,668	259,650
JSR Corp.	19,988	385,733
JTEKT Corp.	21,208	164,797
Kajima Corp.	45,836	545,941
Kakaku.com, Inc.	13,753	348,259
Kamigumi Co. Ltd.	10,807	211,949
Kansai Electric Power Co., Inc. (The)	71,859	696,280
Kansai Paint Co. Ltd.	18,192	383,437
Kao Corp.	49,885	3,949,260
Kawasaki Heavy Industries Ltd.	14,862	213,835
KDDI Corp.	170,630	5,115,975
Keihan Holdings Co. Ltd.	9,909	441,362
Keikyu Corp.	22,671	347,028
Keio Corp.	10,528	601,303
Keisei Electric Railway Co. Ltd.	13,613	426,175
Keyence Corp.	18,898	7,890,335
Kikkoman Corp.	15,013	722,976
Kintetsu Group Holdings Co. Ltd.	18,529	832,228
Kirin Holdings Co. Ltd.	85,168	1,796,102
Kobayashi Pharmaceutical Co. Ltd.	5,240	460,348
Kobe Bussan Co. Ltd.	6,525	367,835
Koito Manufacturing Co. Ltd.	10,719	431,493
Komatsu Ltd.	90,588	1,852,049
Konami Holdings Corp.	9,781	325,818
Kose Corp.	3,443	413,941
Kubota Corp. (x)	107,426	1,602,089
Kuraray Co. Ltd. (x)	33,517	349,777
Kurita Water Industries Ltd.	10,153	281,696
Kyocera Corp.	33,223	1,807,715
Kyowa Kirin Co. Ltd. (x)	27,626	724,833
Kyushu Electric Power Co., Inc.	38,707	324,725
Kyushu Railway Co.	16,173	419,595
Lasertec Corp.	7,998	754,170
Lawson, Inc.	5,360	268,753
LINE Corp.*	6,479	325,779
Lion Corp.	23,037	552,309
LIXIL Group Corp.	27,303	381,563
M3, Inc.	45,639	1,940,858
Makita Corp.	23,007	835,545
Marubeni Corp.	172,218	779,005
Marui Group Co. Ltd.	19,470	351,608
Maruichi Steel Tube Ltd.	5,764	143,172
Mazda Motor Corp.	57,428	344,330
McDonald’s Holdings Co. Japan Ltd. (x)	7,059	380,810
Mebuki Financial Group, Inc.	106,855	247,706
Medipal Holdings Corp.	18,170	349,795
Meiji Holdings Co. Ltd.	11,689	929,540
Mercari, Inc.*	8,194	253,218
Minebea Mitsumi, Inc.	37,238	675,158
MISUMI Group, Inc.	29,048	725,739
Mitsubishi Chemical Holdings Corp.	130,423	759,066
Mitsubishi Corp.	139,913	2,945,589
Mitsubishi Electric Corp.	188,975	2,453,904
Mitsubishi Estate Co. Ltd.	122,367	1,819,661
Mitsubishi Gas Chemical Co., Inc.	15,911	240,690
Mitsubishi Heavy Industries Ltd.	32,719	771,859
Mitsubishi Materials Corp.	12,860	271,400
Mitsubishi Motors Corp.	67,836	167,428
Mitsubishi UFJ Financial Group, Inc.	1,265,411	4,949,244
Mitsubishi UFJ Lease & Finance Co. Ltd.	39,602	187,437
Mitsui & Co. Ltd.	171,422	2,534,816
Mitsui Chemicals, Inc.	18,855	393,001
Mitsui Fudosan Co. Ltd.	96,321	1,706,725
Miura Co. Ltd.	9,443	392,646
Mizuho Financial Group, Inc.	2,497,182	3,062,238
MonotaRO Co. Ltd.	12,775	511,678
MS&AD Insurance Group Holdings, Inc.	45,821	1,258,362
Murata Manufacturing Co. Ltd.	59,492	3,485,884
Nabtesco Corp. (x)	11,539	355,450
Nagoya Railroad Co. Ltd. (x)	19,078	538,538
NEC Corp.	25,546	1,225,106
Nexon Co. Ltd.	50,095	1,131,432
NGK Insulators Ltd.	26,415	364,734
NGK Spark Plug Co. Ltd.	18,148	260,008
NH Foods Ltd.	8,502	341,109
Nidec Corp.	46,289	3,090,572
Nihon M&A Center, Inc.	15,854	716,148
Nikon Corp.	31,857	266,579
Nintendo Co. Ltd.	11,631	5,175,388
Nippon Building Fund, Inc. (REIT)	132	751,379
Nippon Electric Glass Co. Ltd.	2	25
Nippon Express Co. Ltd.	7,967	412,369
Nippon Paint Holdings Co. Ltd.	15,061	1,093,067
Nippon Prologis REIT, Inc. (REIT)	212	644,307
Nippon Shinyaku Co. Ltd.	4,792	389,661
Nippon Steel Corp.	82,491	775,804
Nippon Telegraph & Telephone Corp.	133,229	3,101,597
Nippon Yusen KK	14,778	207,929
Nissan Chemical Corp.	12,777	654,468
Nissan Motor Co. Ltd.	237,943	881,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nisshin Seifun Group, Inc.	20,732	$309,315
Nissin Foods Holdings Co. Ltd.	6,832	604,714
Nitori Holdings Co. Ltd.	8,279	1,621,486
Nitto Denko Corp.	16,379	926,812
Nomura Holdings, Inc.	325,057	1,454,728
Nomura Real Estate Holdings, Inc.	12,611	234,108
Nomura Real Estate Master Fund, Inc. (REIT)	429	515,259
Nomura Research Institute Ltd.	34,221	933,768
NSK Ltd.	37,309	276,677
NTT Data Corp.	67,505	751,108
NTT DOCOMO, Inc.	120,863	3,224,195
Obayashi Corp.	66,363	620,594
Obic Co. Ltd.	7,124	1,252,736
Odakyu Electric Railway Co. Ltd.	30,867	758,692
Oji Holdings Corp.	91,348	424,361
Olympus Corp.	120,644	2,323,632
Omron Corp.	19,069	1,277,562
Ono Pharmaceutical Co. Ltd.	37,959	1,104,127
Oracle Corp.	3,942	465,138
Oriental Land Co. Ltd.	20,738	2,738,286
ORIX Corp.	137,125	1,690,796
Orix JREIT, Inc. (REIT)	282	370,088
Osaka Gas Co. Ltd.	38,350	756,525
Otsuka Corp.	10,958	577,173
Otsuka Holdings Co. Ltd.	40,397	1,760,661
Pan Pacific International Holdings Corp.	44,133	967,869
Panasonic Corp.	228,553	1,992,346
Park24 Co. Ltd.	11,793	201,813
PeptiDream, Inc.*	10,039	459,911
Persol Holdings Co. Ltd.	17,930	246,283
Pigeon Corp. (x)	12,167	470,402
Pola Orbis Holdings, Inc. (x)	9,298	161,744
Rakuten, Inc.	87,201	766,839
Recruit Holdings Co. Ltd.	131,651	4,500,371
Renesas Electronics Corp.*	78,924	403,846
Resona Holdings, Inc.	215,203	734,338
Ricoh Co. Ltd.	68,092	485,901
Rinnai Corp.	3,686	306,895
Rohm Co. Ltd.	9,332	618,443
Ryohin Keikaku Co. Ltd.	25,296	357,996
Santen Pharmaceutical Co. Ltd.	36,829	677,008
SBI Holdings, Inc.	25,393	548,644
SCSK Corp.	5,629	273,520
Secom Co. Ltd.	21,727	1,898,291
Sega Sammy Holdings, Inc.	17,538	209,818
Seibu Holdings, Inc.	20,670	224,442
Seiko Epson Corp.	29,300	335,264
Sekisui Chemical Co. Ltd.	37,036	529,737
Sekisui House Ltd.	63,780	1,214,230
Seven & i Holdings Co. Ltd.	77,996	2,545,317
Seven Bank Ltd.	59,409	162,508
SG Holdings Co. Ltd.	15,251	497,596
Sharp Corp.	21,944	233,405
Shimadzu Corp.	22,555	599,995
Shimamura Co. Ltd.	2,309	156,293
Shimano, Inc.	7,608	1,463,255
Shimizu Corp.	54,442	446,928
Shin-Etsu Chemical Co. Ltd.	36,667	4,286,318
Shinsei Bank Ltd.	14,966	180,221
Shionogi & Co. Ltd.	27,899	1,746,461
Shiseido Co. Ltd.	41,420	2,626,031
Shizuoka Bank Ltd. (The)	47,395	304,636
Showa Denko KK (x)	14,194	318,228
SMC Corp.	5,934	3,028,715
Softbank Corp.	198,236	2,523,213
SoftBank Group Corp.	162,292	8,177,534
Sohgo Security Services Co. Ltd.	7,025	327,007
Sompo Holdings, Inc.	34,443	1,184,484
Sony Corp.	131,787	9,024,948
Sony Financial Holdings, Inc.	16,258	391,296
Square Enix Holdings Co. Ltd.	9,634	485,892
Stanley Electric Co. Ltd.	13,392	322,500
Subaru Corp.	63,387	1,318,202
SUMCO Corp.	27,692	423,940
Sumitomo Chemical Co. Ltd.	151,793	453,615
Sumitomo Corp.	122,835	1,406,665
Sumitomo Dainippon Pharma Co. Ltd.	17,505	241,990
Sumitomo Electric Industries Ltd.	77,238	888,402
Sumitomo Heavy Industries Ltd.	11,749	255,695
Sumitomo Metal Mining Co. Ltd.	23,823	665,180
Sumitomo Mitsui Financial Group, Inc.	135,016	3,797,074
Sumitomo Mitsui Trust Holdings, Inc.	34,788	976,341
Sumitomo Realty & Development Co. Ltd.	33,084	909,724
Sumitomo Rubber Industries Ltd.	17,899	176,301
Sundrug Co. Ltd.	7,536	248,996
Suntory Beverage & Food Ltd.	14,300	557,618
Suzuken Co. Ltd.	7,451	277,721
Suzuki Motor Corp.	37,869	1,284,900
Sysmex Corp.	17,200	1,321,074
T&D Holdings, Inc.	53,120	454,123
Taiheiyo Cement Corp.	12,386	286,425
Taisei Corp.	20,437	743,195
Taisho Pharmaceutical Holdings Co. Ltd.	3,503	214,386
Taiyo Nippon Sanso Corp.	14,340	239,544
Takeda Pharmaceutical Co. Ltd.	163,190	5,824,359
TDK Corp.	13,320	1,320,471
Teijin Ltd.	17,600	279,730
Terumo Corp.	66,820	2,529,669
THK Co. Ltd.	12,276	303,616
TIS, Inc.	23,752	505,180
Tobu Railway Co. Ltd.	19,518	645,068
Toho Co. Ltd.	11,615	419,406
Toho Gas Co. Ltd.	7,673	383,529
Tohoku Electric Power Co., Inc.	45,314	430,938
Tokio Marine Holdings, Inc.	66,132	2,881,106
Tokyo Century Corp.	4,306	220,197
Tokyo Electric Power Co. Holdings, Inc.*	155,576	477,471
Tokyo Electron Ltd.	15,448	3,791,127
Tokyo Gas Co. Ltd.	40,248	962,604
Tokyu Corp.	51,083	718,600
Tokyu Fudosan Holdings Corp.	60,160	281,513
Toppan Printing Co. Ltd.	27,685	461,523
Toray Industries, Inc.	141,848	668,120
Toshiba Corp.	39,665	1,264,050
Tosoh Corp.	26,772	365,098
TOTO Ltd.	15,178	581,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Toyo Suisan Kaisha Ltd.	9,272	$517,634
Toyoda Gosei Co. Ltd.	6,434	133,851
Toyota Industries Corp.	15,629	827,492
Toyota Motor Corp.	219,566	13,773,734
Toyota Tsusho Corp.	21,809	552,313
Trend Micro, Inc.	13,756	768,239
Tsuruha Holdings, Inc.	3,756	517,011
Unicharm Corp.	41,812	1,713,060
United Urban Investment Corp. (REIT)	308	331,175
USS Co. Ltd.	22,500	359,461
Welcia Holdings Co. Ltd.	4,772	384,734
West Japan Railway Co.	16,555	928,286
Yakult Honsha Co. Ltd.	12,243	720,609
Yamada Denki Co. Ltd.	66,736	331,049
Yamaha Corp.	14,326	674,002
Yamaha Motor Co. Ltd.	29,406	460,731
Yamato Holdings Co. Ltd.	31,972	691,083
Yamazaki Baking Co. Ltd.	14,186	243,729
Yaskawa Electric Corp.	24,658	852,590
Yokogawa Electric Corp.	23,196	361,744
Yokohama Rubber Co. Ltd. (The) (x)	12,535	176,149
Z Holdings Corp.	272,173	1,328,258
ZOZO, Inc.	11,839	263,169

		344,836,597

Jordan (0.0%)
Hikma Pharmaceuticals plc	15,541	427,161

Luxembourg (0.1%)
ArcelorMittal SA*	74,867	786,116
Eurofins Scientific SE (x)*	1,334	836,290
SES SA (FDR)	38,667	263,800
Tenaris SA	49,448	318,767

		2,204,973

Macau (0.2%)
Galaxy Entertainment Group Ltd.	224,030	1,521,131
Sands China Ltd.	247,896	970,073
SJM Holdings Ltd.	206,308	230,638
Wynn Macau Ltd.	159,375	276,877

		2,998,719

Malta (0.0%)
BGP Holdings plc (r)*	810,676	—

Netherlands (3.8%)
ABN AMRO Bank NV (CVA) (m)	43,271	371,941
Adyen NV (m)*	1,870	2,724,384
Aegon NV	184,442	548,593
Akzo Nobel NV	20,663	1,848,607
Altice Europe NV, Class A*	70,803	272,606
ASML Holding NV	44,064	16,152,910
EXOR NV	11,119	633,968
Heineken Holding NV	11,826	966,848
Heineken NV	26,833	2,471,102
ING Groep NV	403,394	2,802,310
Just Eat Takeaway.com NV (m)*	12,533	1,304,113
Koninklijke Ahold Delhaize NV	113,947	3,102,926
Koninklijke DSM NV	17,842	2,466,174
Koninklijke KPN NV	365,574	968,253
Koninklijke Philips NV*	92,829	4,322,735
Koninklijke Vopak NV	7,221	381,614
NN Group NV	31,184	1,045,757
Randstad NV*	12,314	547,865
Royal Dutch Shell plc, Class A	426,080	6,779,910
Royal Dutch Shell plc, Class B	385,515	5,833,661
Wolters Kluwer NV	28,263	2,204,807

		57,751,084

New Zealand (0.3%)
a2 Milk Co. Ltd.*	75,213	984,938
Auckland International Airport Ltd.	128,960	545,606
Fisher & Paykel Healthcare Corp. Ltd.	58,651	1,356,310
Mercury NZ Ltd.	79,444	240,676
Meridian Energy Ltd.	133,473	414,076
Ryman Healthcare Ltd.	40,615	344,527
Spark New Zealand Ltd.	187,072	553,951

		4,440,084

Norway (0.5%)
DNB ASA	101,279	1,340,056
Equinor ASA	103,685	1,474,531
Gjensidige Forsikring ASA*	21,458	395,251
Mowi ASA	45,076	856,728
Norsk Hydro ASA*	135,792	375,607
Orkla ASA	76,888	673,953
Schibsted ASA, Class B*	10,284	243,646
Telenor ASA	73,779	1,074,849
Yara International ASA	18,011	625,765

		7,060,386

Portugal (0.1%)
Banco Espirito Santo SA (Registered) (r)*	106,365	—
EDP - Energias de Portugal SA	262,566	1,252,206
Galp Energia SGPS SA	51,493	594,823
Jeronimo Martins SGPS SA*	25,948	453,989

		2,301,018

Russia (0.0%)
Evraz plc	51,189	182,501

Singapore (0.9%)
Ascendas REIT (REIT)	312,221	711,836
CapitaLand Commercial Trust (REIT)	271,869	330,498
CapitaLand Ltd.*	258,470	542,875
CapitaLand Mall Trust (REIT)	274,131	386,537
City Developments Ltd.	47,835	289,845
DBS Group Holdings Ltd.	185,832	2,779,772
Genting Singapore Ltd.	624,933	341,710
Jardine Cycle & Carriage Ltd.	10,465	151,739
Keppel Corp. Ltd.	148,093	634,331
Mapletree Commercial Trust (REIT)	218,894	303,910
Mapletree Logistics Trust (REIT)	281,886	393,307
Oversea-Chinese Banking Corp. Ltd.	342,293	2,215,044
Singapore Airlines Ltd.	142,474	384,283
Singapore Exchange Ltd.	82,444	494,753
Singapore Technologies Engineering Ltd.	154,435	366,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Telecommunications Ltd.	872,046	$1,542,171
Suntec REIT (REIT)	172,934	175,465
United Overseas Bank Ltd.	121,592	1,768,740
UOL Group Ltd.	50,149	245,108
Venture Corp. Ltd.	29,270	340,542

		14,398,951

South Africa (0.2%)
Anglo American plc	127,148	2,939,023

Spain (2.1%)
ACS Actividades de Construccion y Servicios SA	27,406	689,526
Aena SME SA (m)*	6,863	913,657
Amadeus IT Group SA	44,645	2,323,006
Banco Bilbao Vizcaya Argentaria SA	690,257	2,370,947
Banco Santander SA	1,720,301	4,194,970
Bankinter SA	68,791	327,503
CaixaBank SA	371,517	791,749
Cellnex Telecom SA (m)(x)	25,928	1,578,056
Enagas SA (x)	22,649	552,863
Endesa SA (x)	32,881	809,278
Ferrovial SA	50,387	1,339,718
Grifols SA	32,036	971,804
Iberdrola SA	601,266	6,964,077
Industria de Diseno Textil SA	112,922	2,985,575
Mapfre SA (x)	105,835	188,108
Naturgy Energy Group SA	32,233	599,130
Red Electrica Corp. SA (x)	44,370	827,057
Repsol SA	146,231	1,276,220
Siemens Gamesa Renewable Energy SA	25,237	446,658
Telefonica SA	485,231	2,322,068

		32,471,970

Sweden (2.6%)
Alfa Laval AB (x)*	32,538	712,718
Assa Abloy AB, Class B	103,757	2,106,703
Atlas Copco AB, Class A	69,515	2,939,517
Atlas Copco AB, Class B	40,348	1,489,942
Boliden AB	28,108	638,414
Electrolux AB	23,120	385,961
Epiroc AB, Class A (x)	68,304	849,868
Epiroc AB, Class B	39,278	479,719
EQT AB	25,104	449,486
Essity AB, Class B*	62,784	2,026,935
Evolution Gaming Group AB (m)	13,468	802,119
Hennes & Mauritz AB, Class B	82,631	1,194,818
Hexagon AB, Class B (x)*	29,134	1,698,119
Husqvarna AB, Class B (x)	42,568	348,089
ICA Gruppen AB	9,651	457,323
Industrivarden AB, Class C*	16,968	383,890
Investment AB Latour, Class B	15,809	286,342
Investor AB, Class B	47,152	2,484,532
Kinnevik AB, Class B	24,709	648,974
L E Lundbergforetagen AB, Class B*	7,503	340,027
Lundin Energy AB	19,121	460,110
Nibe Industrier AB, Class B*	33,144	731,474
Sandvik AB*	116,869	2,179,803
Securitas AB, Class B*	32,765	440,888
Skandinaviska Enskilda Banken AB, Class A*	168,043	1,453,360
Skanska AB, Class B (x)*	34,692	704,506
SKF AB, Class B	39,172	726,789
Svenska Cellulosa AB SCA, Class B (x)*	64,669	767,953
Svenska Handelsbanken AB, Class A*	161,058	1,526,759
Swedbank AB, Class A*	93,039	1,190,767
Swedish Match AB	17,437	1,224,336
Tele2 AB, Class B	50,915	674,366
Telefonaktiebolaget LM Ericsson, Class B	302,150	2,790,185
Telia Co. AB	268,983	1,003,591
Volvo AB, Class B*	153,914	2,405,905

		39,004,288

Switzerland (9.4%)
ABB Ltd. (Registered)	190,779	4,288,246
Adecco Group AG (Registered)	15,941	746,895
Alcon, Inc.*	50,901	2,916,435
Baloise Holding AG (Registered)	4,800	718,851
Banque Cantonale Vaudoise (Registered) (x)	3,161	307,004
Barry Callebaut AG (Registered)	311	592,729
Chocoladefabriken Lindt & Spruengli AG (x)	116	954,176
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	944,375
Cie Financiere Richemont SA (Registered)	54,037	3,441,022
Clariant AG (Registered) (x)*	19,971	391,693
Coca-Cola HBC AG	20,410	512,245
Credit Suisse Group AG (Registered)	251,368	2,593,693
EMS-Chemie Holding AG (Registered) (x)	844	653,024
Geberit AG (Registered)	3,835	1,917,325
Givaudan SA (Registered)	957	3,559,631
Julius Baer Group Ltd.*	22,993	960,533
Kuehne + Nagel International AG (Registered)*	5,769	957,296
LafargeHolcim Ltd. (Registered)*	54,197	2,370,470
Logitech International SA (Registered)	17,470	1,139,117
Lonza Group AG (Registered)	7,709	4,064,910
Nestle SA (Registered)	308,075	34,034,645
Novartis AG (Registered)	222,388	19,323,441
Pargesa Holding SA	4,015	305,177
Partners Group Holding AG	1,935	1,752,240
Roche Holding AG	72,729	25,181,074
Schindler Holding AG	4,173	981,109
Schindler Holding AG (Registered)	2,068	486,617
SGS SA (Registered)	627	1,529,952
Sika AG (Registered)	14,678	2,821,260
Sonova Holding AG (Registered)*	5,701	1,136,792
STMicroelectronics NV	66,028	1,791,221
Straumann Holding AG (Registered)	1,060	909,134
Swatch Group AG (The)	2,987	595,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Swatch Group AG (The) (Registered)	5,501	$214,811
Swiss Life Holding AG (Registered)	3,305	1,222,258
Swiss Prime Site AG (Registered)	7,809	721,335
Swiss Re AG	30,504	2,348,269
Swisscom AG (Registered) (x)	2,676	1,399,594
Temenos AG (Registered) (x)	6,716	1,041,289
UBS Group AG (Registered)	379,513	4,360,054
Vifor Pharma AG	4,948	743,511
Zurich Insurance Group AG	15,488	5,454,373

		142,382,981

United Arab Emirates (0.0%)
NMC Health plc (r)*	3,282	—

United Kingdom (11.3%)
3i Group plc	99,842	1,028,302
Admiral Group plc	21,039	598,741
Ashtead Group plc	46,669	1,568,838
Associated British Foods plc	36,672	869,023
AstraZeneca plc	135,837	14,160,550
Auto Trader Group plc (m)	103,550	674,691
AVEVA Group plc	6,766	342,536
Aviva plc	403,982	1,367,127
BAE Systems plc	331,880	1,985,101
Barclays plc	1,793,510	2,537,404
Barratt Developments plc	111,755	685,514
Berkeley Group Holdings plc	13,327	686,818
BP plc	2,096,611	7,968,005
British American Tobacco plc	237,463	9,123,668
British Land Co. plc (The) (REIT)	89,663	428,730
BT Group plc	912,282	1,287,590
Bunzl plc	34,794	932,854
Burberry Group plc	41,952	830,173
CK Hutchison Holdings Ltd.	279,532	1,791,948
CNH Industrial NV*	104,598	730,705
Coca-Cola European Partners plc	21,928	828,001
Compass Group plc	184,652	2,540,279
Croda International plc	13,101	852,410
DCC plc	10,135	844,071
Diageo plc	241,920	8,030,277
Direct Line Insurance Group plc	139,876	469,064
Experian plc	94,024	3,279,472
Fiat Chrysler Automobiles NV*	117,166	1,175,313
GlaxoSmithKline plc	519,297	10,521,962
GVC Holdings plc	59,027	540,831
Halma plc	38,798	1,105,683
Hargreaves Lansdown plc	35,513	715,587
HSBC Holdings plc	2,102,863	9,842,793
Imperial Brands plc	97,972	1,865,694
Informa plc	153,214	891,449
InterContinental Hotels Group plc	17,872	792,148
Intertek Group plc	16,566	1,115,177
ITV plc	360,028	332,686
J Sainsbury plc	179,709	464,316
JD Sports Fashion plc	45,773	352,442
Johnson Matthey plc	19,896	516,435
Kingfisher plc	214,595	586,296
Land Securities Group plc (REIT)	71,896	491,981
Legal & General Group plc	617,539	1,686,364
Lloyds Banking Group plc	7,275,912	2,806,812
London Stock Exchange Group plc	32,585	3,370,718
M&G plc	261,580	542,226
Melrose Industries plc	502,856	708,750
Mondi plc	50,044	935,113
National Grid plc	363,175	4,447,156
Next plc	13,660	827,166
Ocado Group plc*	48,599	1,220,029
Pearson plc (x)	81,311	581,220
Persimmon plc	34,412	973,156
Prudential plc	269,288	4,055,386
Reckitt Benckiser Group plc	73,474	6,761,701
RELX plc (London Stock Exchange)	107,993	2,499,527
RELX plc (Turquoise Stock Exchange)	92,157	2,130,037
Rentokil Initial plc	189,213	1,193,197
Rolls-Royce Holdings plc*	195,336	689,491
Royal Bank of Scotland Group plc	493,527	742,298
RSA Insurance Group plc	105,042	532,485
Sage Group plc (The)	111,254	925,165
Schroders plc	13,767	502,402
Segro plc (REIT)	119,664	1,325,573
Severn Trent plc	24,325	746,326
Smith & Nephew plc	90,538	1,686,698
Smiths Group plc	40,491	707,175
Spirax-Sarco Engineering plc	7,939	980,164
SSE plc	106,619	1,800,152
St James’s Place plc	54,654	644,259
Standard Chartered plc	281,009	1,529,906
Standard Life Aberdeen plc	242,620	802,991
Taylor Wimpey plc	335,236	591,420
Tesco plc	1,013,818	2,862,565
Unilever NV	151,213	8,019,637
Unilever plc	120,966	6,522,188
United Utilities Group plc	73,330	826,015
Vodafone Group plc	2,771,342	4,419,069
Whitbread plc	20,865	573,681
Wm Morrison Supermarkets plc	243,595	574,662
WPP plc	127,829	997,556

		171,493,121

United States (0.3%)
CyberArk Software Ltd.*	4,318	428,648
Ferguson plc	23,333	1,908,754
James Hardie Industries plc (CHDI)	45,936	876,792
QIAGEN NV*	24,509	1,055,318

		4,269,512

Total Common Stocks (89.4%) (Cost $1,208,041,566)		1,356,814,690

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/7/20 (x)*	27,406	42,753
Repsol SA, expiring 7/6/20*	151,687	73,843
Telefonica SA, expiring 7/1/20 (x)*	501,270	98,612

Total Rights (0.0%) (Cost $230,453)		215,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	$1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $3,200,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $3,264,003. (xx)	$3,200,000	3,200,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $1,200,007, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $1,224,001. (xx)	1,200,000	1,200,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $4,328,570, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $4,415,133. (xx)	4,328,562	4,328,562
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $2,200,620, collateralized by various Common Stocks; total market value $2,445,492. (xx)	2,200,500	2,200,500
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $4,100,023, collateralized by various Common Stocks; total market value $4,556,303. (xx)	4,100,000	4,100,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $5,000,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $5,100,000. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $2,200,013, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $2,444,679. (xx)	2,200,000	2,200,000

Total Repurchase Agreements		22,229,062

Total Short-Term Investments (1.5%) (Cost $23,229,062)		23,229,062

Total Investments in Securities (90.9%) (Cost $1,231,501,081)		1,380,258,960
Other Assets Less Liabilities (9.1%)		137,913,647

Net Assets (100%)		$1,518,172,607

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $21,381,557 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $44,764,562. This was collateralized by $24,303,490 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 7/2/20 - 8/15/49 and by cash of $23,229,062 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA (x)	200,224	5,725,421	255,519	(446,918)	16,607	(1,372,131)	4,178,498	—	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,707	9/2020	EUR	61,811,162	(154,718)
FTSE 100 Index	508	9/2020	GBP	38,696,226	(547,910)
MSCI EAFE E-Mini Index	44	9/2020	USD	3,912,480	7,923
SPI 200 Index	156	9/2020	AUD	15,857,670	29,490
TOPIX Index	265	9/2020	JPY	38,249,826	(736,308)

					(1,401,523)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	13,278,732	USD	9,156,509	HSBC Bank plc	9/18/2020	9,561
EUR	6,465,100	USD	7,268,020	HSBC Bank plc	9/18/2020	8,334
USD	99,985,598	EUR	88,450,747	HSBC Bank plc	9/18/2020	435,873
USD	25,480,960	GBP	20,285,682	HSBC Bank plc	9/18/2020	333,287
USD	28,686,851	JPY	3,073,484,161	HSBC Bank plc	9/18/2020	191,380

Total unrealized appreciation						978,435

AUD	18,954,104	USD	13,219,274	HSBC Bank plc	9/18/2020	(135,598)
EUR	44,453,018	USD	50,165,287	HSBC Bank plc	9/18/2020	(134,215)
GBP	42,911,853	USD	54,107,056	HSBC Bank plc	9/18/2020	(910,262)
JPY	5,862,465,460	USD	54,694,232	HSBC Bank plc	9/18/2020	(341,027)
USD	11,073,702	AUD	16,163,110	HSBC Bank plc	9/18/2020	(83,402)

Total unrealized depreciation						(1,604,504)

Net unrealized depreciation						(626,069)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 4,859,889, CAD 1,536, CHF 43,074, DKK 53,666, EUR 103,023,467, GBP 10,635,125, HKD 160,563, ILS 147,471, JPY 12,017,999, NOK 52,506, NZD 120,111, SEK 92,688 and SGD 212,479.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Australia	$—	$104,209,204	$—		$104,209,204
Austria	—	2,312,684	—		2,312,684
Belgium	—	12,276,588	—		12,276,588
Chile	—	469,410	—		469,410
China	729,108	7,188,680	—		7,917,788
Denmark	—	31,759,748	—		31,759,748
Finland	—	16,046,708	—		16,046,708
France	—	143,969,100	—		143,969,100
Germany	—	124,169,559	—		124,169,559
Hong Kong	2,100,565	36,864,115	172,119		39,136,799
Ireland	398,983	8,717,403	—		9,116,386
Israel	4,035,289	4,103,432	—		8,138,721
Italy	—	28,129,626	—		28,129,626
Japan	—	344,836,597	—		344,836,597
Jordan	—	427,161	—		427,161
Luxembourg	—	2,204,973	—		2,204,973
Macau	—	2,998,719	—		2,998,719
Malta	—	—	—	(b)	— (b)
Netherlands	—	57,751,084	—		57,751,084
New Zealand	—	4,440,084	—		4,440,084
Norway	—	7,060,386	—		7,060,386
Portugal	—	2,301,018	—	(b)	2,301,018
Russia	—	182,501	—		182,501
Singapore	—	14,398,951	—		14,398,951
South Africa	—	2,939,023	—		2,939,023
Spain	—	32,471,970	—		32,471,970
Sweden	—	39,004,288	—		39,004,288
Switzerland	—	142,382,981	—		142,382,981
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	828,001	170,665,120	—		171,493,121
United States	428,648	3,840,864	—		4,269,512
Forward Currency Contracts	—	978,435	—		978,435
Futures	37,413	—	—		37,413
Rights
Spain	—	215,208	—		215,208
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	22,229,062	—		22,229,062

Total Assets	$9,558,007	$1,371,544,682	$172,119		$1,381,274,808

Liabilities:
Forward Currency Contracts	$—	$(1,604,504)	$—		$(1,604,504)
Futures	(1,438,936)	—	—		(1,438,936)

Total Liabilities	$(1,438,936)	$(1,604,504)	$—		$(3,043,440)

Total	$8,119,071	$1,369,940,178	$172,119		$1,378,231,368

(a)	Securities with a market value of $172,119 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$978,435
Equity contracts	Receivables, Net assets – Unrealized appreciation	37,413	*

Total		$1,015,848

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,604,504)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,438,936	)*

Total		$(3,043,440)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$18,163,714	$18,163,714
Equity contracts	(39,754,619)	—	(39,754,619)

Total	$(39,754,619)	$18,163,714	$(21,590,905)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(711,810)	$(711,810)
Equity contracts	(974,154)	—	(974,154)

Total	$(974,154)	$(711,810)	$(1,685,964)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $677,601,000 and futures contracts with an average notional balance of approximately $213,017,000 during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$978,435	$(978,435)	$—	$—

Total	$978,435	$(978,435)	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,604,504	$(978,435)	$—	$626,069

Total	$1,604,504	$(978,435)	$—	$626,069

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 2%)*	$119,661,245
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$136,998,850

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$426,237,846
Aggregate gross unrealized depreciation	(293,208,452)

Net unrealized appreciation	$133,029,394

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,245,201,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $4,847,176)	$4,178,498
Unaffiliated Issuers (Cost $1,204,424,843)	1,353,851,400
Repurchase Agreements (Cost $22,229,062)	22,229,062
Cash	7,306,892
Foreign cash (Cost $129,732,838)	131,420,574
Cash held as collateral at broker for futures	20,278,950
Dividends, interest and other receivables	5,084,681
Unrealized appreciation on forward foreign currency contracts	978,435
Receivable for securities sold	28,376
Securities lending income receivable	16,909
Other assets	38,270

Total assets	1,545,412,047

LIABILITIES
Payable for return of collateral on securities loaned	23,229,062
Unrealized depreciation on forward foreign currency contracts	1,604,504
Payable for Portfolio shares redeemed	919,139
Investment management fees payable	573,385
Due to broker for futures variation margin	557,907
Administrative fees payable	161,689
Payable for securities purchased	28,414
Accrued expenses	165,340

Total liabilities	27,239,440

NET ASSETS	$1,518,172,607

Net assets were comprised of:
Paid in capital	$1,409,780,323
Total distributable earnings (loss)	108,392,284

Net assets	$1,518,172,607

Class K
Net asset value, offering and redemption price per share, $1,518,172,607 / 160,038,134 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.49

(x)	Includes value of securities on loan of $44,764,562.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,158,979 foreign withholding tax)	$20,248,191
Securities lending (net)	100,370

Total income	20,348,561

EXPENSES
Investment management fees	3,425,091
Administrative fees	938,411
Custodian fees	189,842
Interest expense	105,678
Printing and mailing expenses	64,144
Professional fees	51,012
Trustees’ fees	24,655
Miscellaneous	70,323

Total expenses	4,869,156

NET INVESTMENT INCOME (LOSS)	15,479,405

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($16,607 realized gain (loss) from affiliates)	(7,167,266)
Futures contracts	(39,754,619)
Forward foreign currency contracts	18,163,714
Foreign currency transactions	(10,033,118)

Net realized gain (loss)	(38,791,289)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,372,131) of change in unrealized appreciation (depreciation) from affiliates)	(168,799,533)
Futures contracts	(974,154)
Forward foreign currency contracts	(711,810)
Foreign currency translations	5,218,993

Net change in unrealized appreciation (depreciation)	(165,266,504)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(204,057,793)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(188,578,388)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,479,405	$40,584,065
Net realized gain (loss)	(38,791,289)	33,145,306
Net change in unrealized appreciation (depreciation)	(165,266,504)	249,990,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(188,578,388)	323,720,355

Distributions to shareholders:
Class K	—	(58,505,380)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [15,828,742 and 18,186,208 shares, respectively]	135,668,634	172,648,627
Capital shares issued in reinvestment of dividends and distributions [0 and 5,493,267 shares, respectively]	—	58,505,380
Capital shares repurchased [(15,113,366) and (20,864,557) shares, respectively]	(145,298,233)	(214,519,153)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,629,599)	16,634,854

TOTAL INCREASE (DECREASE) IN NET ASSETS	(198,207,987)	281,849,829
NET ASSETS:
Beginning of period	1,716,380,594	1,434,530,765

End of period	$1,518,172,607	$1,716,380,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.77		$9.17	$11.08	$9.11	$9.21	$9.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.25	0.24	0.21	0.22	0.16
Net realized and unrealized gain (loss)	(1.38)		1.73	(1.80)	2.02	(0.24)	(0.34)

Total from investment operations	(1.28)		1.98	(1.56)	2.23	(0.02)	(0.18)

Less distributions:
Dividends from net investment income	—		(0.28)	(0.23)	(0.25)	(0.08)	(0.03)
Distributions from net realized gains	—		(0.10)	(0.12)	(0.01)	—	(0.18)

Total dividends and distributions	—		(0.38)	(0.35)	(0.26)	(0.08)	(0.21)

Net asset value, end of period	$9.49		$10.77	$9.17	$11.08	$9.11	$9.21

Total return (b)	(11.88)%		21.62%	(14.18)%	24.56%	(0.25)%	(1.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,518,173		$1,716,381	$1,434,531	$1,699,057	$1,563,651	$1,798,451
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64%		0.62%	0.64%	0.64%	0.62%	0.62%
Before waivers and reimbursements (a)(f)	0.64%		0.62%	0.64%	0.64%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.04%		2.46%	2.22%	2.08%	2.41%	1.66%
Before waivers and reimbursements (a)(f)	2.04%		2.46%	2.22%	2.08%	2.40%	1.66%
Portfolio turnover rate^	9	%(z)	9%	10%	3%	4%	8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	25.2%
Health Care	13.4
Consumer Discretionary	9.9
Communication Services	9.9
Financials	9.2
Industrials	7.3
Consumer Staples	6.4
Utilities	2.8
Real Estate	2.6
Energy	2.6
Materials	2.3
Investment Company	2.1
Repurchase Agreements	0.1
Cash and Other	6.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$968.82	$3.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	4.03
Class K
Actual	1,000.00	970.16	2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	2.77

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (9.9%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	2,168,326	$65,548,495
CenturyLink, Inc.	314,806	3,157,504
Verizon Communications, Inc.	1,260,032	69,465,564

		138,171,563

Entertainment (1.9%)
Activision Blizzard, Inc.	236,012	17,913,311
Electronic Arts, Inc.*	86,708	11,449,791
Live Nation Entertainment, Inc.*	45,572	2,020,207
Netflix, Inc.*	133,821	60,893,908
Take-Two Interactive Software, Inc.*	35,447	4,947,338
Walt Disney Co. (The)	549,911	61,320,575

		158,545,130

Interactive Media & Services (5.0%)
Alphabet, Inc., Class A*	91,408	129,621,114
Alphabet, Inc., Class C*	89,027	125,849,458
Facebook, Inc., Class A*	731,584	166,120,779
Twitter, Inc.*	236,991	7,059,962

		428,651,313

Media (1.2%)
Charter Communications, Inc., Class A*	45,881	23,401,145
Comcast Corp., Class A	1,386,705	54,053,761
Discovery, Inc., Class A (x)*	48,047	1,013,792
Discovery, Inc., Class C*	96,413	1,856,914
DISH Network Corp., Class A*	80,316	2,771,705
Fox Corp., Class A	105,581	2,831,683
Fox Corp., Class B	49,649	1,332,579
Interpublic Group of Cos., Inc. (The)	122,179	2,096,592
News Corp., Class A	115,016	1,364,090
News Corp., Class B	31,926	381,515
Omnicom Group, Inc.	62,491	3,412,009
ViacomCBS, Inc.	167,175	3,898,521

		98,414,306

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	167,532	17,448,458

Total Communication Services		841,230,770

Consumer Discretionary (9.9%)
Auto Components (0.1%)
Aptiv plc	79,130	6,165,810
BorgWarner, Inc.	64,744	2,285,463

		8,451,273

Automobiles (0.2%)
Ford Motor Co.	1,195,752	7,270,172
General Motors Co.	381,332	9,647,700

		16,917,872

Distributors (0.1%)
Genuine Parts Co.	42,152	3,665,538
LKQ Corp.*	94,683	2,480,694

		6,146,232

Diversified Consumer Services (0.0%)
H&R Block, Inc.	61,353	876,121

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp. (x)	150,417	2,469,847
Chipotle Mexican Grill, Inc.*	7,809	8,217,879
Darden Restaurants, Inc.	40,065	3,035,725
Domino’s Pizza, Inc.	12,159	4,492,021
Hilton Worldwide Holdings, Inc.	84,034	6,172,297
Las Vegas Sands Corp.	100,644	4,583,328
Marriott International, Inc., Class A	80,255	6,880,261
McDonald’s Corp.	226,353	41,755,338
MGM Resorts International	147,222	2,473,330
Norwegian Cruise Line Holdings Ltd. (x)*	78,388	1,287,915
Royal Caribbean Cruises Ltd.	49,762	2,503,029
Starbucks Corp.	354,349	26,076,543
Wynn Resorts Ltd.	29,961	2,231,795
Yum! Brands, Inc.	92,207	8,013,710

		120,193,018

Household Durables (0.3%)
DR Horton, Inc.	99,046	5,492,101
Garmin Ltd.	45,511	4,437,323
Leggett & Platt, Inc.	43,450	1,527,268
Lennar Corp., Class A	83,354	5,136,273
Mohawk Industries, Inc.*	18,298	1,862,004
Newell Brands, Inc.	118,951	1,888,942
NVR, Inc.*	1,056	3,441,240
PulteGroup, Inc.	78,861	2,683,640
Whirlpool Corp.	18,459	2,390,994

		28,859,785

Internet & Direct Marketing Retail (4.5%)
Amazon.com, Inc.*	127,508	351,771,621
Booking Holdings, Inc.*	12,461	19,842,149
eBay, Inc.	201,130	10,549,268
Expedia Group, Inc.	40,294	3,312,167

		385,475,205

Leisure Products (0.0%)
Hasbro, Inc.	38,773	2,906,036

Multiline Retail (0.5%)
Dollar General Corp.	75,918	14,463,138
Dollar Tree, Inc.*	72,666	6,734,685
Kohl’s Corp.	47,239	981,154
Target Corp.	151,499	18,169,275

		40,348,252

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	20,555	2,928,060
AutoZone, Inc.*	7,052	7,955,502
Best Buy Co., Inc.	70,649	6,165,538
CarMax, Inc.*	48,970	4,385,263
Gap, Inc. (The)	60,072	758,109
Home Depot, Inc. (The)	327,488	82,039,019
L Brands, Inc.	63,211	946,269
Lowe’s Cos., Inc.	229,905	31,064,763
O’Reilly Automotive, Inc.*	22,439	9,461,853
Ross Stores, Inc.	107,292	9,145,570
Tiffany & Co.	34,104	4,158,642
TJX Cos., Inc. (The)	362,998	18,353,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Tractor Supply Co.	35,258	$4,646,652
Ulta Beauty, Inc.*	16,917	3,441,256

		185,449,675

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	110,098	1,243,006
NIKE, Inc., Class B	377,371	37,001,227
PVH Corp.	19,201	922,608
Ralph Lauren Corp.	12,828	930,287
Tapestry, Inc.	92,667	1,230,618
Under Armour, Inc., Class A*	53,133	517,515
Under Armour, Inc., Class C*	64,537	570,507
VF Corp.	97,027	5,912,825

		48,328,593

Total Consumer Discretionary		843,952,062

Consumer Staples (6.4%)
Beverages (1.5%)
Brown-Forman Corp., Class B	57,833	3,681,649
Coca-Cola Co. (The)	1,177,191	52,596,894
Constellation Brands, Inc., Class A	50,949	8,913,527
Molson Coors Beverage Co., Class B	55,578	1,909,660
Monster Beverage Corp.*	113,004	7,833,437
PepsiCo, Inc.	422,384	55,864,508

		130,799,675

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	134,573	40,803,879
Kroger Co. (The)	237,337	8,033,857
Sysco Corp.	155,310	8,489,245
Walgreens Boots Alliance, Inc.	222,132	9,416,176
Walmart, Inc.	431,546	51,690,580

		118,433,737

Food Products (1.0%)
Archer-Daniels-Midland Co.	170,691	6,810,571
Campbell Soup Co.	51,978	2,579,668
Conagra Brands, Inc.	151,826	5,339,720
General Mills, Inc.	183,267	11,298,411
Hershey Co. (The)	43,824	5,680,467
Hormel Foods Corp.	87,751	4,235,741
J M Smucker Co. (The)	36,152	3,825,243
Kellogg Co.	77,697	5,132,664
Kraft Heinz Co. (The)	192,691	6,144,916
Lamb Weston Holdings, Inc.	44,682	2,856,520
McCormick & Co., Inc. (Non-Voting)	37,913	6,801,971
Mondelez International, Inc., Class A	431,781	22,076,963
Tyson Foods, Inc., Class A	91,552	5,466,570

		88,249,425

Household Products (1.6%)
Church & Dwight Co., Inc.	75,705	5,851,996
Clorox Co. (The)	38,332	8,408,891
Colgate-Palmolive Co.	262,604	19,238,369
Kimberly-Clark Corp.	103,879	14,683,297
Procter & Gamble Co. (The)	753,568	90,104,126

		138,286,679

Personal Products (0.2%)
Coty, Inc., Class A	80,456	359,638
Estee Lauder Cos., Inc. (The), Class A	68,643	12,951,561

		13,311,199

Tobacco (0.7%)
Altria Group, Inc.	565,658	22,202,077
Philip Morris International, Inc.	474,403	33,236,674

		55,438,751

Total Consumer Staples		544,519,466

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	198,992	3,062,487
Halliburton Co.	266,365	3,457,418
National Oilwell Varco, Inc.	126,082	1,544,504
Schlumberger Ltd.	422,327	7,766,594
TechnipFMC plc	129,378	884,945

		16,715,948

Oil, Gas & Consumable Fuels (2.4%)
Apache Corp.	113,601	1,533,613
Cabot Oil & Gas Corp.	123,412	2,120,218
Chevron Corp.	568,344	50,713,335
Concho Resources, Inc.	59,870	3,083,305
ConocoPhillips	326,051	13,700,663
Devon Energy Corp.	121,428	1,376,994
Diamondback Energy, Inc.	45,514	1,903,395
EOG Resources, Inc.	176,884	8,960,943
Exxon Mobil Corp.	1,287,723	57,586,973
Hess Corp.	79,241	4,105,476
HollyFrontier Corp.	45,067	1,315,956
Kinder Morgan, Inc.	592,077	8,981,808
Marathon Oil Corp.	217,998	1,334,148
Marathon Petroleum Corp.	198,604	7,423,818
Noble Energy, Inc.	147,811	1,324,387
Occidental Petroleum Corp.	277,679	5,081,526
ONEOK, Inc.	128,470	4,267,773
Phillips 66	131,612	9,462,903
Pioneer Natural Resources Co.	51,765	5,057,441
Valero Energy Corp.	125,022	7,353,794
Williams Cos., Inc. (The)	370,306	7,043,220

		203,731,689

Total Energy		220,447,637

Financials (9.2%)
Banks (3.3%)
Bank of America Corp.	2,378,445	56,488,069
Citigroup, Inc.	633,474	32,370,521
Citizens Financial Group, Inc.	126,474	3,192,204
Comerica, Inc.	39,673	1,511,541
Fifth Third Bancorp	222,061	4,281,336
First Republic Bank	51,898	5,500,669
Huntington Bancshares, Inc.	307,418	2,777,522
JPMorgan Chase & Co.	928,411	87,326,339
KeyCorp	285,834	3,481,458
M&T Bank Corp.	39,300	4,086,021
People’s United Financial, Inc.	121,505	1,405,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

PNC Financial Services Group, Inc. (The)‡	129,107	$13,583,347
Regions Financial Corp.	287,288	3,194,643
SVB Financial Group*	15,723	3,388,778
Truist Financial Corp.	411,654	15,457,608
US Bancorp	417,231	15,362,445
Wells Fargo & Co.	1,135,467	29,067,955
Zions Bancorp NA	48,743	1,657,262

		284,133,531

Capital Markets (2.5%)
Ameriprise Financial, Inc.	37,733	5,661,459
Bank of New York Mellon Corp. (The)	245,323	9,481,734
BlackRock, Inc.‡	46,952	25,546,114
Cboe Global Markets, Inc.	33,017	3,079,826
Charles Schwab Corp. (The)	352,745	11,901,616
CME Group, Inc.	109,919	17,866,234
E*TRADE Financial Corp.	67,199	3,341,806
Franklin Resources, Inc.	91,388	1,916,406
Goldman Sachs Group, Inc. (The)	94,201	18,616,001
Intercontinental Exchange, Inc.	166,388	15,241,141
Invesco Ltd.	115,093	1,238,401
MarketAxess Holdings, Inc.	11,566	5,793,641
Moody’s Corp.	49,226	13,523,859
Morgan Stanley	364,426	17,601,776
MSCI, Inc.	25,833	8,623,572
Nasdaq, Inc.	35,229	4,208,809
Northern Trust Corp.	63,103	5,006,592
Raymond James Financial, Inc.	36,526	2,514,084
S&P Global, Inc.	73,291	24,147,919
State Street Corp.	107,116	6,807,222
T. Rowe Price Group, Inc.	69,262	8,553,857

		210,672,069

Consumer Finance (0.4%)
American Express Co.	201,037	19,138,722
Capital One Financial Corp.	138,190	8,649,312
Discover Financial Services	93,357	4,676,252
Synchrony Financial	158,709	3,516,992

		35,981,278

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	591,178	105,531,185

Insurance (1.8%)
Aflac, Inc.	217,426	7,833,859
Allstate Corp. (The)	95,627	9,274,863
American International Group, Inc.	259,089	8,078,395
Aon plc, Class A	69,634	13,411,508
Arthur J Gallagher & Co.	57,586	5,614,059
Assurant, Inc.	16,938	1,749,526
Chubb Ltd.	137,207	17,373,150
Cincinnati Financial Corp.	43,670	2,796,190
Everest Re Group Ltd.	11,975	2,469,245
Globe Life, Inc.	29,338	2,177,760
Hartford Financial Services Group, Inc. (The)	105,680	4,073,964
Lincoln National Corp.	56,085	2,063,367
Loews Corp.	75,840	2,600,554
Marsh & McLennan Cos., Inc.	155,289	16,673,380

MetLife, Inc.	231,875	8,468,075
Principal Financial Group, Inc.	76,544	3,179,638
Progressive Corp. (The)	179,985	14,418,598
Prudential Financial, Inc.	119,159	7,256,783
Travelers Cos., Inc. (The)	76,628	8,739,423
Unum Group	63,689	1,056,601
W R Berkley Corp.	42,610	2,441,127
Willis Towers Watson plc	39,226	7,725,561

		149,475,626

Total Financials		785,793,689

Health Care (13.4%)
Biotechnology (2.2%)
AbbVie, Inc.	536,421	52,665,814
Alexion Pharmaceuticals, Inc.*	67,705	7,599,209
Amgen, Inc.	178,955	42,208,326
Biogen, Inc.*	49,654	13,284,928
Gilead Sciences, Inc.	380,094	29,244,432
Incyte Corp.*	55,715	5,792,689
Regeneron Pharmaceuticals, Inc.*	30,714	19,154,786
Vertex Pharmaceuticals, Inc.*	78,948	22,919,394

		192,869,578

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	538,166	49,204,517
ABIOMED, Inc.*	13,498	3,260,577
Align Technology, Inc.*	22,252	6,106,839
Baxter International, Inc.	154,641	13,314,590
Becton Dickinson and Co.	90,297	21,605,363
Boston Scientific Corp.*	434,947	15,270,989
Cooper Cos., Inc. (The)	15,163	4,300,833
Danaher Corp.	191,737	33,904,854
Dentsply Sirona, Inc.	68,235	3,006,434
DexCom, Inc.*	28,277	11,463,496
Edwards Lifesciences Corp.*	189,537	13,098,902
Hologic, Inc.*	78,450	4,471,650
IDEXX Laboratories, Inc.*	25,427	8,394,978
Intuitive Surgical, Inc.*	35,497	20,227,256
Medtronic plc	408,373	37,447,804
ResMed, Inc.	44,065	8,460,480
STERIS plc	26,774	4,108,203
Stryker Corp.	98,732	17,790,519
Teleflex, Inc.	14,437	5,254,779
Varian Medical Systems, Inc.*	27,071	3,316,739
West Pharmaceutical Services, Inc.	23,145	5,257,850
Zimmer Biomet Holdings, Inc.	62,746	7,489,363

		296,757,015

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	43,662	4,399,820
Anthem, Inc.	76,788	20,193,708
Cardinal Health, Inc.	91,440	4,772,254
Centene Corp.*	176,791	11,235,068
Cigna Corp.	111,839	20,986,588
CVS Health Corp.	397,658	25,835,840
DaVita, Inc.*	26,708	2,113,671
HCA Healthcare, Inc.	80,472	7,810,612
Henry Schein, Inc.*	41,609	2,429,550
Humana, Inc.	40,128	15,559,632
Laboratory Corp. of America Holdings*	30,277	5,029,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

McKesson Corp.	49,329	$7,568,055
Quest Diagnostics, Inc.	40,115	4,571,505
UnitedHealth Group, Inc.	288,757	85,168,877
Universal Health Services, Inc., Class B	22,692	2,107,860

		219,782,353

Health Care Technology (0.1%)
Cerner Corp.	92,588	6,346,907

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	94,383	8,340,626
Bio-Rad Laboratories, Inc., Class A*	6,502	2,935,588
Illumina, Inc.*	45,221	16,747,597
IQVIA Holdings, Inc.*	53,370	7,572,136
Mettler-Toledo International, Inc.*	7,253	5,842,654
PerkinElmer, Inc.	34,058	3,340,749
Thermo Fisher Scientific, Inc.	120,330	43,600,372
Waters Corp.*	19,190	3,461,876

		91,841,598

Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co.	688,898	40,507,202
Eli Lilly and Co.	257,254	42,235,962
Johnson & Johnson	801,830	112,761,353
Merck & Co., Inc.	767,911	59,382,558
Mylan NV*	158,844	2,554,212
Perrigo Co. plc	41,456	2,291,273
Pfizer, Inc.	1,691,186	55,301,782
Zoetis, Inc.	144,235	19,765,964

		334,800,306

Total Health Care		1,142,397,757

Industrials (7.3%)
Aerospace & Defense (1.6%)
Boeing Co. (The)	163,194	29,913,460
General Dynamics Corp.	71,060	10,620,628
Howmet Aerospace, Inc.	121,381	1,923,889
Huntington Ingalls Industries, Inc.	11,534	2,012,568
L3Harris Technologies, Inc.	65,594	11,129,334
Lockheed Martin Corp.	75,100	27,405,492
Northrop Grumman Corp.	47,422	14,579,420
Raytheon Technologies Corp.	447,702	27,587,397
Teledyne Technologies, Inc.*	11,161	3,470,513
Textron, Inc.	69,783	2,296,558
TransDigm Group, Inc.	15,270	6,750,103

		137,689,362

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	41,844	3,308,186
Expeditors International of Washington, Inc.	49,777	3,785,043
FedEx Corp.	72,953	10,229,470
United Parcel Service, Inc., Class B	214,415	23,838,660

		41,161,359

Airlines (0.2%)
Alaska Air Group, Inc.	38,324	1,389,628
American Airlines Group, Inc. (x)	106,025	1,385,747
Delta Air Lines, Inc.	171,425	4,808,471

Southwest Airlines Co.	166,100	5,677,298
United Airlines Holdings, Inc. (x)*	74,995	2,595,577

		15,856,721

Building Products (0.4%)
A O Smith Corp.	38,334	1,806,298
Allegion plc	26,596	2,718,643
Carrier Global Corp.	252,317	5,606,484
Fortune Brands Home & Security, Inc.	42,507	2,717,472
Johnson Controls International plc	226,422	7,730,047
Masco Corp.	79,727	4,003,093
Trane Technologies plc	73,458	6,536,293

		31,118,330

Commercial Services & Supplies (0.4%)
Cintas Corp.	25,727	6,852,644
Copart, Inc.*	63,595	5,295,555
Republic Services, Inc.	65,583	5,381,085
Rollins, Inc.	42,579	1,804,924
Waste Management, Inc.	118,210	12,519,621

		31,853,829

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	40,354	3,422,019
Quanta Services, Inc.	43,748	1,716,234

		5,138,253

Electrical Equipment (0.4%)
AMETEK, Inc.	70,680	6,316,672
Eaton Corp. plc	121,746	10,650,340
Emerson Electric Co.	180,786	11,214,155
Rockwell Automation, Inc.	35,283	7,515,279

		35,696,446

Industrial Conglomerates (1.0%)
3M Co.	175,568	27,386,852
General Electric Co.	2,674,321	18,265,613
Honeywell International, Inc.	213,688	30,897,148
Roper Technologies, Inc.	32,100	12,463,146

		89,012,759

Machinery (1.4%)
Caterpillar, Inc.	164,769	20,843,278
Cummins, Inc.	44,899	7,779,201
Deere & Co.	95,260	14,970,109
Dover Corp.	42,304	4,084,874
Flowserve Corp.	40,460	1,153,919
Fortive Corp.	91,489	6,190,146
IDEX Corp.	22,616	3,574,233
Illinois Tool Works, Inc.	87,039	15,218,769
Ingersoll Rand, Inc.*	108,982	3,064,574
Otis Worldwide Corp.	124,460	7,076,796
PACCAR, Inc.	105,553	7,900,642
Parker-Hannifin Corp.	39,299	7,202,328
Pentair plc	49,617	1,884,950
Snap-on, Inc.	16,791	2,325,721
Stanley Black & Decker, Inc.	46,953	6,544,309
Westinghouse Air Brake Technologies Corp.	54,232	3,122,136
Xylem, Inc.	53,631	3,483,870

		116,419,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.3%)
Equifax, Inc.	37,452	$6,437,250
IHS Markit Ltd.	122,173	9,224,061
Nielsen Holdings plc	106,687	1,585,369
Robert Half International, Inc.	35,547	1,877,948
Verisk Analytics, Inc.	48,554	8,263,891

		27,388,519

Road & Rail (0.9%)
CSX Corp.	232,136	16,189,165
JB Hunt Transport Services, Inc.	25,393	3,055,794
Kansas City Southern	27,931	4,169,819
Norfolk Southern Corp.	77,654	13,633,713
Old Dominion Freight Line, Inc.	28,528	4,838,063
Union Pacific Corp.	206,705	34,947,614

		76,834,168

Trading Companies & Distributors (0.2%)
Fastenal Co.	175,520	7,519,277
United Rentals, Inc.*	22,205	3,309,433
WW Grainger, Inc.	13,416	4,214,771

		15,043,481

Total Industrials		623,213,082

Information Technology (25.2%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	16,155	3,393,035
Cisco Systems, Inc.	1,291,232	60,223,060
F5 Networks, Inc.*	19,543	2,725,857
Juniper Networks, Inc.	100,066	2,287,509
Motorola Solutions, Inc.	50,790	7,117,203

		75,746,664

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	90,301	8,651,739
CDW Corp.	42,791	4,971,458
Corning, Inc.	228,741	5,924,392
FLIR Systems, Inc.	39,418	1,599,188
IPG Photonics Corp.*	10,939	1,754,506
Keysight Technologies, Inc.*	55,415	5,584,724
TE Connectivity Ltd.	99,038	8,076,549
Zebra Technologies Corp., Class A*	16,059	4,110,301

		40,672,857

IT Services (5.2%)
Accenture plc, Class A	193,943	41,643,441
Akamai Technologies, Inc.*	50,487	5,406,653
Automatic Data Processing, Inc.	131,013	19,506,526
Broadridge Financial Solutions, Inc.	34,969	4,412,738
Cognizant Technology Solutions Corp., Class A	162,265	9,219,897
DXC Technology Co.	67,995	1,121,917
Fidelity National Information Services, Inc.	188,022	25,211,870
Fiserv, Inc.*	170,701	16,663,832
FleetCor Technologies, Inc.*	25,518	6,418,542
Gartner, Inc.*	27,296	3,311,824
Global Payments, Inc.	91,020	15,438,812

International Business Machines Corp.	270,497	32,667,923
Jack Henry & Associates, Inc.	23,554	4,334,643
Leidos Holdings, Inc.	41,985	3,932,735
Mastercard, Inc., Class A	268,767	79,474,402
Paychex, Inc.	97,565	7,390,549
PayPal Holdings, Inc.*	357,489	62,285,308
VeriSign, Inc.*	30,543	6,317,209
Visa, Inc., Class A	513,332	99,160,342
Western Union Co. (The)	121,843	2,634,246

		446,553,409

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	358,750	18,873,837
Analog Devices, Inc.	111,582	13,684,416
Applied Materials, Inc.	279,788	16,913,185
Broadcom, Inc.	121,687	38,405,634
Intel Corp.	1,289,430	77,146,597
KLA Corp.	46,852	9,111,777
Lam Research Corp.	43,945	14,214,450
Maxim Integrated Products, Inc.	79,306	4,806,737
Microchip Technology, Inc.	74,683	7,864,867
Micron Technology, Inc.*	339,941	17,513,760
NVIDIA Corp.	187,314	71,162,462
Qorvo, Inc.*	35,604	3,935,310
QUALCOMM, Inc.	342,742	31,261,498
Skyworks Solutions, Inc.	50,741	6,487,744
Texas Instruments, Inc.	279,346	35,468,562
Xilinx, Inc.	74,031	7,283,910

		374,134,746

Software (8.6%)
Adobe, Inc.*	146,663	63,843,870
ANSYS, Inc.*	26,197	7,642,451
Autodesk, Inc.*	66,661	15,944,645
Cadence Design Systems, Inc.*	83,243	7,987,998
Citrix Systems, Inc.	35,877	5,306,567
Fortinet, Inc.*	40,552	5,566,573
Intuit, Inc.	79,646	23,590,349
Microsoft Corp.	2,308,186	469,738,934
NortonLifeLock, Inc.	159,157	3,156,083
Oracle Corp.	633,706	35,024,931
Paycom Software, Inc.*	14,604	4,523,297
salesforce.com, Inc.*	274,177	51,361,577
ServiceNow, Inc.*	58,013	23,498,746
Synopsys, Inc.*	45,892	8,948,940
Tyler Technologies, Inc.*	12,096	4,195,860

		730,330,821

Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	1,240,942	452,695,642
Hewlett Packard Enterprise Co.	385,378	3,749,728
HP, Inc.	435,040	7,582,747
NetApp, Inc.	67,422	2,991,514
Seagate Technology plc	66,596	3,223,912
Western Digital Corp.	93,880	4,144,802
Xerox Holdings Corp.	56,227	859,711

		475,248,056

Total Information Technology		2,142,686,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (2.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	67,794	$16,369,539
Albemarle Corp. (x)	33,326	2,573,101
Celanese Corp.	35,394	3,055,918
CF Industries Holdings, Inc.	65,973	1,856,480
Corteva, Inc.	231,371	6,198,429
Dow, Inc.	225,716	9,200,184
DuPont de Nemours, Inc.	224,513	11,928,376
Eastman Chemical Co.	43,132	3,003,713
Ecolab, Inc.	74,828	14,887,031
FMC Corp.	40,953	4,079,738
International Flavors & Fragrances, Inc. (x)	33,629	4,118,207
Linde plc	159,795	33,894,117
LyondellBasell Industries NV, Class A	78,620	5,166,906
Mosaic Co. (The)	97,561	1,220,488
PPG Industries, Inc.	72,290	7,667,077
Sherwin-Williams Co. (The)	24,469	14,139,412

		139,358,716

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	19,621	4,053,110
Vulcan Materials Co.	41,335	4,788,660

		8,841,770

Containers & Packaging (0.3%)
Amcor plc	482,510	4,926,427
Avery Dennison Corp.	25,991	2,965,313
Ball Corp.	100,211	6,963,662
International Paper Co.	122,728	4,321,253
Packaging Corp. of America	29,516	2,945,697
Sealed Air Corp.	49,426	1,623,644
Westrock Co.	83,275	2,353,352

		26,099,348

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	454,002	5,252,803
Newmont Corp.	244,486	15,094,566
Nucor Corp.	88,276	3,655,509

		24,002,878

Total Materials		198,302,712

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	39,176	6,356,306
American Tower Corp. (REIT)	135,022	34,908,588
Apartment Investment and Management Co. (REIT), Class A	48,729	1,834,160
AvalonBay Communities, Inc. (REIT)	42,796	6,617,974
Boston Properties, Inc. (REIT)	45,206	4,085,718
Crown Castle International Corp. (REIT)	127,318	21,306,667
Digital Realty Trust, Inc. (REIT)	81,692	11,609,250
Duke Realty Corp. (REIT)	114,037	4,035,770
Equinix, Inc. (REIT)	27,043	18,992,299
Equity Residential (REIT)	107,138	6,301,857

Essex Property Trust, Inc. (REIT)	19,346	4,433,523
Extra Space Storage, Inc. (REIT)	39,317	3,631,711
Federal Realty Investment Trust (REIT)	21,825	1,859,708
Healthpeak Properties, Inc. (REIT)	163,791	4,514,080
Host Hotels & Resorts, Inc. (REIT)	203,128	2,191,751
Iron Mountain, Inc. (REIT)	85,517	2,231,994
Kimco Realty Corp. (REIT)	134,550	1,727,622
Mid-America Apartment Communities, Inc. (REIT)	35,920	4,118,946
Prologis, Inc. (REIT)	226,048	21,097,060
Public Storage (REIT)	45,710	8,771,292
Realty Income Corp. (REIT)	105,756	6,292,482
Regency Centers Corp. (REIT)	53,939	2,475,261
SBA Communications Corp. (REIT)	34,166	10,178,735
Simon Property Group, Inc. (REIT)	94,514	6,462,867
SL Green Realty Corp. (REIT)	21,525	1,060,967
UDR, Inc. (REIT)	91,204	3,409,206
Ventas, Inc. (REIT)	116,673	4,272,565
Vornado Realty Trust (REIT)	49,949	1,908,551
Welltower, Inc. (REIT)	128,620	6,656,085
Weyerhaeuser Co. (REIT)	232,166	5,214,448

		218,557,443

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	104,575	4,728,881

Total Real Estate		223,286,324

Utilities (2.8%)
Electric Utilities (1.8%)
Alliant Energy Corp.	76,398	3,654,880
American Electric Power Co., Inc.	152,739	12,164,134
Duke Energy Corp.	223,905	17,887,770
Edison International	115,120	6,252,167
Entergy Corp.	61,707	5,788,734
Evergy, Inc.	67,874	4,024,249
Eversource Energy	102,372	8,524,516
Exelon Corp.	300,665	10,911,133
FirstEnergy Corp.	166,741	6,466,216
NextEra Energy, Inc.	149,058	35,799,260
NRG Energy, Inc.	74,930	2,439,721
Pinnacle West Capital Corp.	34,392	2,520,590
PPL Corp.	237,094	6,126,509
Southern Co. (The)	322,216	16,706,900
Xcel Energy, Inc.	159,268	9,954,250

		149,221,029

Gas Utilities (0.0%)
Atmos Energy Corp.	37,851	3,769,202

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	206,438	2,991,287

Multi-Utilities (0.9%)
Ameren Corp.	75,982	5,346,093
CenterPoint Energy, Inc.	167,672	3,130,436
CMS Energy Corp.	88,526	5,171,689
Consolidated Edison, Inc.	101,686	7,314,274
Dominion Energy, Inc.	255,483	20,740,110
DTE Energy Co.	59,399	6,385,392
NiSource, Inc.	119,374	2,714,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Public Service Enterprise Group, Inc.	154,443	$7,592,418
Sempra Energy	89,095	10,444,607
WEC Energy Group, Inc.	96,167	8,429,038

		77,268,622

Water Utilities (0.1%)
American Water Works Co., Inc.	55,424	7,130,852

Total Utilities		240,380,992

Total Common Stocks (91.6%) (Cost $4,177,416,986)		7,806,211,044

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $565,181)	117,746	19,781

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, IM Shares	180,534,978	180,697,460

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $306,000. (xx)	$300,000	300,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $2,026,034, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $2,066,550. (xx)	2,026,030	2,026,030

NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $2,500,014, collateralized by various Common Stocks; total market value $2,778,233. (xx)	2,500,000	2,500,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $1,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,926,030

Total Short-Term Investments (2.2%) (Cost $186,640,981)		186,623,490

Total Investments in Securities (93.8%) (Cost $4,364,623,148)		7,992,854,315
Other Assets Less Liabilities (6.2%)		524,492,396

Net Assets (100%)		$8,517,346,711

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $6,743,176. This was collateralized by $1,102,940 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $5,926,030 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	129,107	22,626,116	251,235	(1,774,977)	383,948	(7,902,975)	13,583,347	316,850	—
Capital Markets
BlackRock, Inc.	46,952	19,017,644	5,962,415	(1,328,532)	354,639	1,539,948	25,546,114	302,365	—

Total		41,643,760	6,213,650	(3,103,509)	738,587	(6,363,027)	39,129,461	619,215	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3,559	9/2020	USD	549,901,090	(5,583,683)

					(5,583,683)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$841,230,770	$—	$—	$841,230,770
Consumer Discretionary	843,952,062	—	—	843,952,062
Consumer Staples	544,519,466	—	—	544,519,466
Energy	220,447,637	—	—	220,447,637
Financials	785,793,689	—	—	785,793,689
Health Care	1,142,397,757	—	—	1,142,397,757
Industrials	623,213,082	—	—	623,213,082
Information Technology	2,142,686,553	—	—	2,142,686,553
Materials	198,302,712	—	—	198,302,712
Real Estate	223,286,324	—	—	223,286,324
Utilities	240,380,992	—	—	240,380,992
Rights
Communication Services	19,781	—	—	19,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$180,697,460	$—	$—	$180,697,460
Repurchase Agreements	—	5,926,030	—	5,926,030

Total Assets	$7,986,928,285	$5,926,030	$—	$7,992,854,315

Liabilities:
Futures	$(5,583,683)	$—	$—	$(5,583,683)

Total Liabilities	$(5,583,683)	$—	$—	$(5,583,683)

Total	$7,981,344,602	$5,926,030	$—	$7,987,270,632

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(5,583,683	)*

Total		$(5,583,683)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$15,007,143	$15,007,143

Total	$15,007,143	$15,007,143

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(20,772,982)	$(20,772,982)

Total	$(20,772,982)	$(20,772,982)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $1,076,743,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 53%)*	$245,386,475
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 33%)*	$721,228,037

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,074,193,068
Aggregate gross unrealized depreciation	(464,329,008)

Net unrealized appreciation	$3,609,864,060

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,377,406,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $23,331,418)	$39,129,461
Unaffiliated Issuers (Cost $4,335,365,700)	7,947,798,824
Repurchase Agreements (Cost $5,926,030)	5,926,030
Cash	475,035,480
Cash held as collateral at broker for futures	47,294,800
Due from broker for futures variation margin	7,716,882
Dividends, interest and other receivables	6,237,419
Receivable for Portfolio shares sold	576,845
Securities lending income receivable	33,896
Other assets	91,722

Total assets	8,529,841,359

LIABILITIES
Payable for return of collateral on securities loaned	5,926,030
Investment management fees payable	2,884,372
Payable for Portfolio shares redeemed	2,572,540
Administrative fees payable	892,829
Distribution fees payable – Class IB	40,693
Accrued expenses	178,184

Total liabilities	12,494,648

NET ASSETS	$8,517,346,711

Net assets were comprised of:
Paid in capital	$4,538,246,948
Total distributable earnings (loss)	3,979,099,763

Net assets	$8,517,346,711

Class IB
Net asset value, offering and redemption price per share, $196,599,057 / 7,443,077 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.41

Class K
Net asset value, offering and redemption price per share, $8,320,747,654 / 312,150,141 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.66

(x)	Includes value of securities on loan of $6,743,176.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($619,215 of dividend income received from affiliates)	$81,130,548
Interest	1,959,442
Securities lending (net)	120,564

Total income	83,210,554

EXPENSES
Investment management fees	17,384,942
Administrative fees	5,231,801
Printing and mailing expenses	316,647
Distribution fees – Class IB	241,759
Professional fees	150,639
Trustees’ fees	138,232
Custodian fees	77,574
Miscellaneous	110,339

Total expenses	23,651,933

NET INVESTMENT INCOME (LOSS)	59,558,621

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($738,587 realized gain (loss) from affiliates)	181,896,457
Futures contracts	15,007,143

Net realized gain (loss)	196,903,600

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(6,363,027) of change in unrealized appreciation (depreciation) from affiliates)	(557,429,525)
Futures contracts	(20,772,982)

Net change in unrealized appreciation (depreciation)	(578,202,507)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(381,298,907)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(321,740,286)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$59,558,621	$150,733,324
Net realized gain (loss)	196,903,600	344,772,333
Net change in unrealized appreciation (depreciation)	(578,202,507)	1,875,750,775

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(321,740,286)	2,371,256,432

Distributions to shareholders:
Class IB	—	(6,692,881)
Class K	—	(310,809,857)

Total distributions to shareholders	—	(317,502,738)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [659,862 and 852,022 shares, respectively]	16,605,570	20,999,567
Capital shares issued in reinvestment of dividends and distributions [0 and 250,405 shares, respectively]	—	6,692,881
Capital shares repurchased [(1,019,201) and (1,567,825) shares, respectively]	(26,003,153)	(39,648,296)

Total Class IB transactions	(9,397,583)	(11,955,848)

Class K
Capital shares sold [33,917,053 and 21,434,720 shares, respectively]	834,269,637	499,889,378
Capital shares issued in reinvestment of dividends and distributions [0 and 11,538,086 shares, respectively]	—	310,809,857
Capital shares repurchased [(59,650,432) and (54,419,743) shares, respectively]	(1,482,348,894)	(1,382,112,874)

Total Class K transactions	(648,079,257)	(571,413,639)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(657,476,840)	(583,369,487)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(979,217,126)	1,470,384,207
NET ASSETS:
Beginning of period	9,496,563,837	8,026,179,630

End of period	$8,517,346,711	$9,496,563,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡
Net asset value, beginning of period	$19.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04
Net realized and unrealized gain (loss)	0.33

Total from investment operations	0.37

Net asset value, end of period	$19.69

Total return (b)	1.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%
Before waivers and reimbursements (a)(f)	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.70%
Before waivers and reimbursements (a)(f)	0.70%
Portfolio turnover rate^	4%

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$27.26		$21.68	$23.87	$20.40	$18.72	$19.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.36	0.27	0.25	0.23	0.19
Net realized and unrealized gain (loss)	(1.00)		6.10	(1.65)	3.97	1.84	(0.13)

Total from investment operations	(0.85)		6.46	(1.38)	4.22	2.07	0.06

Less distributions:
Dividends from net investment income	—		(0.40)	(0.27)	(0.26)	(0.24)	(0.18)
Distributions from net realized gains	—		(0.48)	(0.54)	(0.49)	(0.15)	(0.34)

Total dividends and distributions	—		(0.88)	(0.81)	(0.75)	(0.39)	(0.52)

Net asset value, end of period	$26.41		$27.26	$21.68	$23.87	$20.40	$18.72

Total return (b)	(3.12)%		29.88%	(6.04)%	20.75%	11.04%	0.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$196,599		$212,697	$179,216	$218,739	$202,834	$191,919
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%		0.81%	0.81%	0.82%	0.82%	0.83%
Before waivers and reimbursements (a)(f)	0.80%		0.81%	0.81%	0.82%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.16%		1.41%	1.11%	1.10%	1.20%	0.99%
Before waivers and reimbursements (a)(f)	1.16%		1.41%	1.11%	1.10%	1.19%	0.99%
Portfolio turnover rate^	3	%(z)	4%	10%	4%	4%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$27.48		$21.84	$24.04	$20.54	$18.85	$19.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.42	0.34	0.30	0.28	0.24
Net realized and unrealized gain (loss)	(1.00)		6.16	(1.66)	4.01	1.85	(0.13)

Total from investment operations	(0.82)		6.58	(1.32)	4.31	2.13	0.11

Less distributions:
Dividends from net investment income	—		(0.46)	(0.34)	(0.32)	(0.29)	(0.23)
Distributions from net realized gains	—		(0.48)	(0.54)	(0.49)	(0.15)	(0.34)

Total dividends and distributions	—		(0.94)	(0.88)	(0.81)	(0.44)	(0.57)

Net asset value, end of period	$26.66		$27.48	$21.84	$24.04	$20.54	$18.85

Total return (b)	(2.98)%		30.23%	(5.79)%	21.03%	11.31%	0.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,320,748		$9,283,867	$7,846,963	$8,686,557	$7,591,743	$6,915,188
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55%		0.56%	0.56%	0.57%	0.57%	0.58%
Before waivers and reimbursements (a)(f)	0.55%		0.56%	0.56%	0.57%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.41%		1.66%	1.37%	1.35%	1.44%	1.26%
Before waivers and reimbursements (a)(f)	1.41%		1.66%	1.37%	1.35%	1.44%	1.26%
Portfolio turnover rate^	3	%(z)	4%	10%	4%	4%	4%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	15.1%
Industrials	14.9
Financials	14.0
Consumer Discretionary	13.4
Health Care	10.4
Real Estate	9.2
Materials	5.6
Utilities	3.9
Consumer Staples	3.5
Investment Company	1.9
Communication Services	1.7
Energy	1.3
Repurchase Agreements	0.6
Cash and Other	4.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$876.89	$3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27
Class K
Actual	1,000.00	878.07	2.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Entertainment (0.2%)
Cinemark Holdings, Inc.	44,704	$516,331
World Wrestling Entertainment, Inc., Class A	19,899	864,612

		1,380,943

Interactive Media & Services (0.2%)
TripAdvisor, Inc.	42,527	808,438
Yelp, Inc.*	28,033	648,403

		1,456,841

Media (1.2%)
AMC Networks, Inc., Class A*	17,190	402,074
Cable One, Inc.	2,212	3,925,968
John Wiley & Sons, Inc., Class A	18,160	708,240
New York Times Co. (The), Class A	60,284	2,533,737
TEGNA, Inc.	90,645	1,009,785

		8,579,804

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	40,975	814,583

Total Communication Services		12,232,171

Consumer Discretionary (13.4%)
Auto Components (1.2%)
Adient plc*	36,312	596,243
Dana, Inc.	60,317	735,264
Delphi Technologies plc*	36,161	513,848
Gentex Corp.	103,034	2,655,186
Goodyear Tire & Rubber Co. (The)	96,575	863,863
Lear Corp.	23,060	2,514,001
Visteon Corp.*	11,649	797,957

		8,676,362

Automobiles (0.6%)
Harley-Davidson, Inc.	64,274	1,527,793
Thor Industries, Inc.	23,130	2,464,039

		3,991,832

Distributors (0.6%)
Pool Corp.	16,707	4,542,132

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	21,615	673,307
Graham Holdings Co., Class B	1,831	627,429
Grand Canyon Education, Inc.*	19,928	1,804,082
Service Corp. International	74,799	2,908,933
Strategic Education, Inc.	9,301	1,429,098
WW International, Inc.*	19,557	496,357

		7,939,206

Hotels, Restaurants & Leisure (3.2%)
Boyd Gaming Corp.	33,670	703,703
Caesars Entertainment Corp.*	236,033	2,863,080
Choice Hotels International, Inc.	13,302	1,049,528
Churchill Downs, Inc.	14,859	1,978,476
Cracker Barrel Old Country Store, Inc.	10,070	1,116,864
Dunkin’ Brands Group, Inc.	34,179	2,229,496
Eldorado Resorts, Inc. (x)*	34,991	1,401,740
Jack in the Box, Inc.	9,412	697,335
Marriott Vacations Worldwide Corp.	15,272	1,255,511
Papa John’s International, Inc.	9,360	743,278
Penn National Gaming, Inc.*	54,326	1,659,116
Scientific Games Corp., Class A*	22,881	353,741
Six Flags Entertainment Corp.	32,753	629,185
Texas Roadhouse, Inc.	27,358	1,438,210
Wendy’s Co. (The)	74,948	1,632,367
Wyndham Destinations, Inc.	35,874	1,010,929
Wyndham Hotels & Resorts, Inc.	39,231	1,672,025

		22,434,584

Household Durables (1.4%)
Helen of Troy Ltd.*	10,670	2,011,935
KB Home	36,778	1,128,349
Taylor Morrison Home Corp., Class A*	55,354	1,067,779
Tempur Sealy International, Inc.*	18,311	1,317,476
Toll Brothers, Inc.	48,521	1,581,299
TopBuild Corp.*	14,019	1,594,942
TRI Pointe Group, Inc.*	54,443	799,768

		9,501,548

Internet & Direct Marketing Retail (1.1%)
Etsy, Inc.*	49,893	5,300,133
Grubhub, Inc.*	38,772	2,725,672

		8,025,805

Leisure Products (0.8%)
Brunswick Corp.	33,285	2,130,573
Mattel, Inc. (x)*	144,387	1,396,222
Polaris, Inc.	24,072	2,227,864

		5,754,659

Multiline Retail (0.4%)
Nordstrom, Inc. (x)	45,628	706,778
Ollie’s Bargain Outlet Holdings, Inc.*	23,775	2,321,629

		3,028,407

Specialty Retail (2.1%)
Aaron’s, Inc.	28,100	1,275,740
American Eagle Outfitters, Inc.	66,819	728,327
AutoNation, Inc.*	24,583	923,829
Dick’s Sporting Goods, Inc.	27,568	1,137,456
Five Below, Inc.*	23,388	2,500,411
Foot Locker, Inc.	43,784	1,276,741
Murphy USA, Inc.*	11,523	1,297,375
RH*	6,974	1,735,829
Sally Beauty Holdings, Inc.*	48,835	611,902
Urban Outfitters, Inc.*	29,472	448,564
Williams-Sonoma, Inc.	32,512	2,666,309

		14,602,483

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	18,452	1,489,076
Columbia Sportswear Co.	11,858	955,518
Deckers Outdoor Corp.*	11,756	2,308,761
Skechers USA, Inc., Class A*	57,471	1,803,440

		6,556,795

Total Consumer Discretionary		95,053,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (3.5%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	4,061	$2,179,336

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club Holdings, Inc.*	52,095	1,941,581
Casey’s General Stores, Inc.	15,374	2,298,720
Grocery Outlet Holding Corp.*	26,713	1,089,890
Sprouts Farmers Market, Inc.*	49,489	1,266,424

		6,596,615

Food Products (1.9%)
Darling Ingredients, Inc.*	68,723	1,691,960
Flowers Foods, Inc.	80,677	1,803,938
Hain Celestial Group, Inc. (The)*	33,503	1,055,679
Ingredion, Inc.	28,324	2,350,892
Lancaster Colony Corp.	8,362	1,296,026
Pilgrim’s Pride Corp.*	22,222	375,330
Post Holdings, Inc.*	26,992	2,365,039
Sanderson Farms, Inc.	8,177	947,633
Tootsie Roll Industries, Inc. (x)	7,000	239,890
TreeHouse Foods, Inc.*	23,315	1,021,197

		13,147,584

Household Products (0.2%)
Energizer Holdings, Inc.	26,938	1,279,285

Personal Products (0.2%)
Edgewell Personal Care Co.*	22,575	703,437
Nu Skin Enterprises, Inc., Class A	21,900	837,237

		1,540,674

Total Consumer Staples		24,743,494

Energy (1.3%)
Energy Equipment & Services (0.2%)
ChampionX Corp.*	77,730	758,645
Transocean Ltd. (x)*	244,052	446,615

		1,205,260

Oil, Gas & Consumable Fuels (1.1%)
Antero Midstream Corp.	118,110	602,361
Cimarex Energy Co.	42,607	1,171,266
CNX Resources Corp.*	77,431	669,778
EQT Corp.	106,275	1,264,673
Equitrans Midstream Corp.	170,704	1,418,550
Murphy Oil Corp. (x)	62,554	863,245
PBF Energy, Inc., Class A	42,797	438,241
World Fuel Services Corp.	27,313	703,583
WPX Energy, Inc.*	174,328	1,112,213

		8,243,910

Total Energy		9,449,170

Financials (14.0%)
Banks (5.7%)
Associated Banc-Corp.	66,573	910,719
BancorpSouth Bank	41,496	943,619
Bank of Hawaii Corp.	17,338	1,064,727
Bank OZK	51,797	1,215,676
Cathay General Bancorp	32,844	863,797
CIT Group, Inc.	41,555	861,435
Commerce Bancshares, Inc.	42,409	2,522,063
Cullen/Frost Bankers, Inc.	24,209	1,808,654
East West Bancorp, Inc.	59,747	2,165,231
First Financial Bankshares, Inc. (x)	59,891	1,730,251
First Horizon National Corp.	133,114	1,325,815
FNB Corp.	139,804	1,048,530
Fulton Financial Corp.	70,070	737,837
Glacier Bancorp, Inc.	37,312	1,316,740
Hancock Whitney Corp.	37,728	799,834
Home BancShares, Inc.	66,992	1,030,337
International Bancshares Corp.	23,474	751,637
PacWest Bancorp	48,898	963,780
Pinnacle Financial Partners, Inc.	30,843	1,295,098
Prosperity Bancshares, Inc.	39,205	2,327,993
Signature Bank	22,512	2,406,983
Sterling Bancorp	83,529	978,960
Synovus Financial Corp.	62,583	1,284,829
TCF Financial Corp.	65,102	1,915,301
Texas Capital Bancshares, Inc.*	21,515	664,168
Trustmark Corp.	26,027	638,182
UMB Financial Corp.	18,039	929,910
Umpqua Holdings Corp.	93,039	989,935
United Bankshares, Inc.	53,622	1,483,185
Valley National Bancorp	167,546	1,310,210
Webster Financial Corp.	38,066	1,089,068
Wintrust Financial Corp.	24,560	1,071,307

		40,445,811

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	19,872	1,481,656
Eaton Vance Corp.	47,643	1,839,020
Evercore, Inc., Class A	17,293	1,018,904
FactSet Research Systems, Inc.	15,962	5,243,038
Federated Hermes, Inc., Class B	40,533	960,632
Interactive Brokers Group, Inc., Class A	32,152	1,342,989
Janus Henderson Group plc	64,043	1,355,150
Legg Mason, Inc.	35,113	1,746,872
SEI Investments Co.	52,735	2,899,370
Stifel Financial Corp.	29,212	1,385,525

		19,273,156

Consumer Finance (0.5%)
FirstCash, Inc.	17,371	1,172,195
LendingTree, Inc. (x)*	3,222	932,866
Navient Corp.	71,151	500,191
SLM Corp.	158,162	1,111,879

		3,717,131

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	95,021	1,477,577

Insurance (4.3%)
Alleghany Corp.	6,001	2,935,329
American Financial Group, Inc.	31,285	1,985,346
Brighthouse Financial, Inc.*	39,749	1,105,817
Brown & Brown, Inc.	98,868	4,029,860
CNO Financial Group, Inc.	60,199	937,298
First American Financial Corp.	46,989	2,256,412
Genworth Financial, Inc., Class A*	209,425	483,772
Hanover Insurance Group, Inc. (The)	15,991	1,620,368
Kemper Corp.	25,699	1,863,692
Mercury General Corp.	10,986	447,680

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Old Republic International Corp.	120,814	$1,970,476
Primerica, Inc.	17,088	1,992,461
Reinsurance Group of America, Inc.	28,671	2,248,953
RenaissanceRe Holdings Ltd.	20,807	3,558,621
RLI Corp.	16,643	1,366,390
Selective Insurance Group, Inc.	25,435	1,341,442

		30,143,917

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	30,630	1,110,950
New York Community Bancorp, Inc.	195,418	1,993,264
Washington Federal, Inc.	32,074	860,866

		3,965,080

Total Financials		99,022,672

Health Care (10.4%)
Biotechnology (1.1%)
Arrowhead Pharmaceuticals, Inc.*	42,855	1,850,907
Exelixis, Inc.*	129,047	3,063,576
Ligand Pharmaceuticals, Inc. (x)*	6,648	743,579
United Therapeutics Corp.*	18,383	2,224,343

		7,882,405

Health Care Equipment & Supplies (3.4%)
Avanos Medical, Inc.*	20,526	603,259
Cantel Medical Corp.	15,756	696,888
Globus Medical, Inc., Class A*	31,592	1,507,254
Haemonetics Corp.*	21,093	1,889,089
Hill-Rom Holdings, Inc.	27,810	3,052,982
ICU Medical, Inc.*	8,209	1,513,001
Integra LifeSciences Holdings Corp.*	29,648	1,393,159
LivaNova plc*	20,210	972,707
Masimo Corp.*	20,932	4,772,287
NuVasive, Inc.*	21,817	1,214,334
Penumbra, Inc.*	13,913	2,487,923
Quidel Corp.*	16,059	3,593,041

		23,695,924

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	37,148	933,158
Amedisys, Inc.*	13,659	2,711,858
Chemed Corp.	6,657	3,002,773
Encompass Health Corp.	41,903	2,595,053
HealthEquity, Inc.*	30,198	1,771,716
LHC Group, Inc.*	12,429	2,166,623
MEDNAX, Inc.*	35,227	602,382
Molina Healthcare, Inc.*	24,907	4,432,948
Patterson Cos., Inc.	35,980	791,560
Tenet Healthcare Corp.*	43,477	787,368

		19,795,439

Life Sciences Tools & Services (2.0%)
Bio-Techne Corp.	16,064	4,242,020
Charles River Laboratories International, Inc.*	20,796	3,625,783
PRA Health Sciences, Inc.*	26,897	2,616,809
Repligen Corp.*	19,855	2,454,277
Syneos Health, Inc.*	26,059	1,517,937

		14,456,826

Pharmaceuticals (1.1%)
Catalent, Inc.*	68,268	5,004,044
Nektar Therapeutics*	75,162	1,740,752
Prestige Consumer Healthcare, Inc.*	21,168	795,070

		7,539,866

Total Health Care		73,370,460

Industrials (14.9%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	26,369	2,587,590
Curtiss-Wright Corp.	17,664	1,577,042
Hexcel Corp.	35,097	1,587,086
Mercury Systems, Inc.*	23,525	1,850,477

		7,602,195

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.*	38,228	2,953,113

Airlines (0.2%)
JetBlue Airways Corp. (x)*	114,212	1,244,911

Building Products (1.3%)
Lennox International, Inc.	14,681	3,420,526
Owens Corning	45,666	2,546,336
Trex Co., Inc.*	24,414	3,175,529

		9,142,391

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	21,465	976,872
Clean Harbors, Inc.*	21,766	1,305,525
Deluxe Corp.	17,053	401,428
Healthcare Services Group, Inc.	31,343	766,650
Herman Miller, Inc.	24,967	589,471
HNI Corp.	18,225	557,138
KAR Auction Services, Inc.	53,694	738,830
MSA Safety, Inc.	14,903	1,705,499
Stericycle, Inc.*	38,181	2,137,372
Tetra Tech, Inc.	22,894	1,811,373

		10,990,158

Construction & Engineering (1.0%)
AECOM*	67,297	2,529,021
Dycom Industries, Inc.*	13,255	541,997
EMCOR Group, Inc.	23,091	1,527,239
Fluor Corp.	56,775	685,842
MasTec, Inc.*	24,676	1,107,212
Valmont Industries, Inc.	8,908	1,012,127

		7,403,438

Electrical Equipment (1.6%)
Acuity Brands, Inc.	16,709	1,599,720
EnerSys	17,717	1,140,621
Generac Holdings, Inc.*	26,442	3,224,073
Hubbell, Inc.	22,848	2,864,225
nVent Electric plc	64,767	1,213,086
Regal Beloit Corp.	17,248	1,506,095

		11,547,820

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	23,090	2,763,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (4.3%)
AGCO Corp.	26,259	$1,456,324
Colfax Corp.*	34,964	975,495
Crane Co.	20,821	1,238,017
Donaldson Co., Inc.	52,870	2,459,512
Graco, Inc.	70,289	3,373,169
ITT, Inc.	36,509	2,144,539
Kennametal, Inc.	34,790	998,821
Lincoln Electric Holdings, Inc.	24,953	2,102,041
Middleby Corp. (The)*	23,387	1,846,170
Nordson Corp.	21,552	4,088,630
Oshkosh Corp.	28,564	2,045,754
Terex Corp.	27,565	517,395
Timken Co. (The)	28,608	1,301,378
Toro Co. (The)	45,041	2,988,020
Trinity Industries, Inc.	39,097	832,375
Woodward, Inc.	23,704	1,838,245

		30,205,885

Marine (0.2%)
Kirby Corp.*	25,092	1,343,927

Professional Services (1.2%)
ASGN, Inc.*	22,158	1,477,495
CoreLogic, Inc.	33,280	2,237,082
FTI Consulting, Inc.*	15,705	1,799,008
Insperity, Inc.	15,235	986,162
ManpowerGroup, Inc.	24,227	1,665,606

		8,165,353

Road & Rail (0.9%)
Avis Budget Group, Inc. (x)*	22,639	518,207
Knight-Swift Transportation Holdings, Inc.	51,286	2,139,139
Landstar System, Inc.	16,271	1,827,396
Ryder System, Inc.	22,145	830,659
Werner Enterprises, Inc.	23,862	1,038,713

		6,354,114

Trading Companies & Distributors (0.8%)
GATX Corp.	14,747	899,272
MSC Industrial Direct Co., Inc., Class A	18,914	1,377,128
Univar Solutions, Inc.*	58,560	987,322
Watsco, Inc.	13,799	2,452,082

		5,715,804

Total Industrials		105,432,289

Information Technology (15.1%)
Communications Equipment (1.2%)
Ciena Corp.*	64,723	3,505,398
InterDigital, Inc.	12,937	732,622
Lumentum Holdings, Inc.*	31,489	2,564,149
NetScout Systems, Inc.*	26,675	681,813
ViaSat, Inc.*	24,939	956,910

		8,440,892

Electronic Equipment, Instruments & Components (3.4%)
Arrow Electronics, Inc.*	33,106	2,274,051
Avnet, Inc.	41,520	1,157,785
Belden, Inc.	16,147	525,585
Cognex Corp.	72,180	4,310,590
Coherent, Inc.*	10,119	1,325,387
II-VI, Inc.*	36,547	1,725,749
Jabil, Inc.	57,290	1,837,863
Littelfuse, Inc.	10,282	1,754,418
National Instruments Corp.	49,387	1,911,771
SYNNEX Corp.	17,463	2,091,543
Trimble, Inc.*	105,134	4,540,737
Vishay Intertechnology, Inc.	54,674	834,872

		24,290,351

IT Services (2.0%)
Alliance Data Systems Corp.	17,862	805,934
CACI International, Inc., Class A*	10,552	2,288,518
KBR, Inc.	59,495	1,341,612
LiveRamp Holdings, Inc.*	27,470	1,166,651
MAXIMUS, Inc.	25,840	1,820,428
Perspecta, Inc.	57,236	1,329,592
Sabre Corp.	114,524	923,063
Science Applications International Corp.	20,891	1,622,813
WEX, Inc.*	18,379	3,032,719

		14,331,330

Semiconductors & Semiconductor Equipment (4.5%)
Cabot Microelectronics Corp.	12,177	1,699,179
Cirrus Logic, Inc.*	24,575	1,518,243
Cree, Inc.*	45,592	2,698,590
Enphase Energy, Inc.*	34,246	1,629,082
First Solar, Inc.*	32,319	1,599,791
MKS Instruments, Inc.	23,082	2,613,806
Monolithic Power Systems, Inc.	17,469	4,140,153
Semtech Corp.*	27,094	1,414,849
Silicon Laboratories, Inc.*	18,364	1,841,358
SolarEdge Technologies, Inc.*	20,859	2,894,812
Synaptics, Inc.*	14,423	867,111
Teradyne, Inc.	69,648	5,885,952
Universal Display Corp.	17,945	2,684,931

		31,487,857

Software (3.9%)
ACI Worldwide, Inc.*	48,244	1,302,105
Blackbaud, Inc.	21,141	1,206,728
CDK Global, Inc.	50,642	2,097,592
Ceridian HCM Holding, Inc.*	42,658	3,381,500
CommVault Systems, Inc.*	17,498	677,172
Fair Isaac Corp.*	12,197	5,098,834
J2 Global, Inc.*	19,208	1,214,138
LogMeIn, Inc.	20,306	1,721,340
Manhattan Associates, Inc.*	26,847	2,528,987
Paylocity Holding Corp.*	15,048	2,195,353
PTC, Inc.*	43,919	3,416,459
Qualys, Inc.*	14,078	1,464,393
Teradata Corp.*	45,115	938,392

		27,242,993

Technology Hardware, Storage & Peripherals (0.1%)
NCR Corp.*	53,331	923,693

Total Information Technology		106,717,116

Materials (5.6%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	25,239	1,744,015
Cabot Corp.	23,854	883,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Chemours Co. (The)	68,444	$1,050,615
Ingevity Corp.*	17,597	925,074
Minerals Technologies, Inc.	14,564	683,489
NewMarket Corp.	3,069	1,229,073
Olin Corp.	66,450	763,511
PolyOne Corp.	38,032	997,579
RPM International, Inc.	54,130	4,062,998
Scotts Miracle-Gro Co. (The)	16,506	2,219,562
Sensient Technologies Corp.	17,524	914,052
Valvoline, Inc.	78,880	1,524,750

		16,998,509

Construction Materials (0.2%)
Eagle Materials, Inc.	17,495	1,228,499

Containers & Packaging (1.0%)
AptarGroup, Inc.	27,020	3,025,700
Greif, Inc., Class A	11,120	382,639
O-I Glass, Inc.	64,938	583,143
Silgan Holdings, Inc.	31,949	1,034,828
Sonoco Products Co.	42,207	2,207,004

		7,233,314

Metals & Mining (1.7%)
Allegheny Technologies, Inc.*	53,194	542,047
Carpenter Technology Corp.	20,112	488,319
Commercial Metals Co.	49,176	1,003,190
Compass Minerals International, Inc.	14,379	700,976
Reliance Steel & Aluminum Co.	26,777	2,541,941
Royal Gold, Inc.	27,595	3,430,610
Steel Dynamics, Inc.	88,762	2,315,801
United States Steel Corp. (x)	92,444	667,446
Worthington Industries, Inc.	15,480	577,404

		12,267,734

Paper & Forest Products (0.3%)
Domtar Corp.	23,198	489,710
Louisiana-Pacific Corp.	47,260	1,212,219

		1,701,929

Total Materials		39,429,985

Real Estate (9.2%)
Equity Real Estate Investment Trusts (REITs) (8.9%)
American Campus Communities, Inc. (REIT)	57,684	2,016,633
Brixmor Property Group, Inc. (REIT)	125,027	1,602,846
Camden Property Trust (REIT)	40,928	3,733,452
CoreCivic, Inc. (REIT)	49,663	464,846
CoreSite Realty Corp. (REIT)	16,793	2,032,960
Corporate Office Properties Trust (REIT)	47,143	1,194,604
Cousins Properties, Inc. (REIT)	62,587	1,866,970
CyrusOne, Inc. (REIT)	48,425	3,522,919
Douglas Emmett, Inc. (REIT)	69,372	2,126,945
EastGroup Properties, Inc. (REIT)	16,426	1,948,288
EPR Properties (REIT)	32,928	1,090,905
First Industrial Realty Trust, Inc. (REIT)	53,126	2,042,163
GEO Group, Inc. (The) (REIT)	50,506	597,486
Healthcare Realty Trust, Inc. (REIT)	56,780	1,663,086
Highwoods Properties, Inc. (REIT)	43,641	1,629,118
Hudson Pacific Properties, Inc. (REIT)	65,068	1,637,111
JBG SMITH Properties (REIT)	48,950	1,447,451
Kilroy Realty Corp. (REIT)	44,553	2,615,261
Lamar Advertising Co. (REIT), Class A	36,501	2,436,807
Life Storage, Inc. (REIT)	19,605	1,861,495
Macerich Co. (The) (REIT) (x)	48,706	436,893
Mack-Cali Realty Corp. (REIT)	36,678	560,807
Medical Properties Trust, Inc. (REIT)	222,161	4,176,627
National Retail Properties, Inc. (REIT)	71,727	2,544,874
Omega Healthcare Investors, Inc. (REIT)	95,441	2,837,461
Park Hotels & Resorts, Inc. (REIT)	100,627	995,201
Pebblebrook Hotel Trust (REIT)	55,199	754,018
Physicians Realty Trust (REIT)	85,264	1,493,825
PotlatchDeltic Corp. (REIT)	27,939	1,062,520
PS Business Parks, Inc. (REIT)	8,469	1,121,296
Rayonier, Inc. (REIT)	57,716	1,430,780
Sabra Health Care REIT, Inc. (REIT)	86,124	1,242,769
Service Properties Trust (REIT)	69,261	491,060
Spirit Realty Capital, Inc. (REIT)	43,410	1,513,273
STORE Capital Corp. (REIT)	93,681	2,230,545
Taubman Centers, Inc. (REIT)	25,511	963,295
Urban Edge Properties (REIT)	48,194	572,063
Weingarten Realty Investors (REIT)	50,915	963,821

		62,922,474

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	21,642	2,239,082

Total Real Estate		65,161,556

Utilities (3.9%)
Electric Utilities (1.2%)
ALLETE, Inc.	21,703	1,185,201
Hawaiian Electric Industries, Inc.	45,399	1,637,088
IDACORP, Inc.	20,921	1,827,868
OGE Energy Corp.	83,739	2,542,316
PNM Resources, Inc.	33,163	1,274,785

		8,467,258

Gas Utilities (1.5%)
National Fuel Gas Co.	38,050	1,595,437
New Jersey Resources Corp.	40,008	1,306,261
ONE Gas, Inc.	22,396	1,725,612
Southwest Gas Holdings, Inc.	23,295	1,608,520
Spire, Inc.	21,671	1,424,001
UGI Corp.	87,809	2,792,326

		10,452,157

Multi-Utilities (0.6%)
Black Hills Corp.	26,664	1,510,782
MDU Resources Group, Inc.	83,790	1,858,462
NorthWestern Corp.	20,921	1,140,613

		4,509,857

Water Utilities (0.6%)
Essential Utilities, Inc.	93,706	3,958,142

Total Utilities		27,387,414

Total Common Stocks (93.0%) (Cost $595,392,930)		658,000,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	13,351,898	$13,363,915

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $500,005, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $555,602. (xx)	500,000	500,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,135,324, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $1,158,028. (xx)	1,135,322	1,135,322
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $400,022, collateralized by various Common Stocks; total market value $444,534. (xx)	400,000	400,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $700,004, collateralized by various Common Stocks; total market value $777,905. (xx)	700,000	700,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,335,322

Total Short-Term Investments (2.5%) (Cost $17,688,614)		17,699,237

Total Investments in Securities (95.5%) (Cost $613,081,544)		675,699,377
Other Assets Less Liabilities (4.5%)		31,553,818

Net Assets (100%)		$707,253,195

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $8,051,704. This was collateralized by $3,934,843 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $4,335,322 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P Midcap 400 E-Mini Index	(75)	9/2020	USD	(13,343,250)	(34,284)

					(34,284)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Assets:
Common Stocks
Communication Services	$12,232,171	$—	$—	$12,232,171
Consumer Discretionary	95,053,813	—	—	95,053,813
Consumer Staples	24,743,494	—	—	24,743,494
Energy	9,449,170	—	—	9,449,170
Financials	99,022,672	—	—	99,022,672
Health Care	73,370,460	—	—	73,370,460
Industrials	105,432,289	—	—	105,432,289
Information Technology	106,717,116	—	—	106,717,116
Materials	39,429,985	—	—	39,429,985
Real Estate	65,161,556	—	—	65,161,556
Utilities	27,387,414	—	—	27,387,414
Short-Term Investments
Investment Company	13,363,915	—	—	13,363,915
Repurchase Agreements	—	4,335,322	—	4,335,322

Total Assets	$671,364,055	$4,335,322	$—	$675,699,377

Liabilities:
Futures	$(34,284)	$—	$—	$(34,284)

Total Liabilities	$(34,284)	$—	$—	$(34,284)

Total	$671,329,771	$4,335,322	$—	$675,665,093

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(34,284	)*

Total		$(34,284)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,429,713)	$(2,429,713)

Total	$(2,429,713)	$(2,429,713)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(763,660)	$(763,660)

Total	$(763,660)	$(763,660)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $37,946,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$172,674,999
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 41%)*	$58,948,222

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,110,846
Aggregate gross unrealized depreciation	(77,307,784)

Net unrealized appreciation	$61,803,062

Federal income tax cost of investments in securities and derivative instruments, if applicable	$613,862,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $608,746,222)	$671,364,055
Repurchase Agreements (Cost $4,335,322)	4,335,322
Cash	36,447,285
Cash held as collateral at broker for futures	1,137,100
Dividends, interest and other receivables	686,308
Receivable for Portfolio shares sold	48,163
Securities lending income receivable	7,183
Other assets	7,635

Total assets	714,033,051

LIABILITIES
Payable for return of collateral on securities loaned	4,335,322
Payable for securities purchased	1,566,590
Investment management fees payable	260,946
Payable for Portfolio shares redeemed	239,716
Due to broker for futures variation margin	173,999
Administrative fees payable	74,815
Distribution fees payable – Class IB	68,590
Accrued expenses	59,878

Total liabilities	6,779,856

NET ASSETS	$707,253,195

Net assets were comprised of:
Paid in capital	$624,070,001
Total distributable earnings (loss)	83,183,194

Net assets	$707,253,195

Class IB
Net asset value, offering and redemption price per share, $329,364,490 / 17,255,687 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.09

Class K
Net asset value, offering and redemption price per share, $377,888,705 / 19,581,461 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.30

(x)	Includes value of securities on loan of $8,051,704.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $557 foreign withholding tax)	$5,423,898
Interest	149,595
Securities lending (net)	41,236

Total income	5,614,729

EXPENSES
Investment management fees	1,454,803
Distribution fees – Class IB	416,416
Administrative fees	399,063
Professional fees	36,592
Printing and mailing expenses	32,459
Custodian fees	24,125
Trustees’ fees	10,119
Miscellaneous	6,491

Gross expenses	2,380,068
Less: Waiver from investment manager	(25,616)

Net expenses	2,354,452

NET INVESTMENT INCOME (LOSS)	3,260,277

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	10,316,190
Futures contracts	(2,429,713)

Net realized gain (loss)	7,886,477

Change in unrealized appreciation (depreciation) on:
Investments in securities	(81,784,613)
Futures contracts	(763,660)

Net change in unrealized appreciation (depreciation)	(82,548,273)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(74,661,796)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,401,519)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,260,277	$5,874,532
Net realized gain (loss)	7,886,477	31,540,332
Net change in unrealized appreciation (depreciation)	(82,548,273)	99,938,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,401,519)	137,353,341

Distributions to shareholders:
Class IB	—	(13,382,482)
Class K	—	(10,555,027)

Total distributions to shareholders	—	(23,937,509)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [671,678 and 814,692 shares, respectively]	11,964,021	16,800,538
Capital shares issued in reinvestment of dividends and distributions [0 and 626,444 shares, respectively]	—	13,382,482
Capital shares repurchased [(1,266,718) and (2,725,316) shares, respectively]	(24,152,141)	(56,605,495)

Total Class IB transactions	(12,188,120)	(26,422,475)

Class K
Capital shares sold [9,226,845 and 3,187,068 shares, respectively]	162,379,875	66,638,596
Capital shares issued in reinvestment of dividends and distributions [0 and 489,356 shares, respectively]	—	10,555,027
Capital shares repurchased [(2,915,590) and (1,915,948) shares, respectively]	(51,913,318)	(39,077,776)

Total Class K transactions	110,466,557	38,115,847

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	98,278,437	11,693,372

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,876,918	125,109,204
NET ASSETS:
Beginning of period	680,376,277	555,267,073

End of period	$707,253,195	$680,376,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡
Net asset value, beginning of period	$20.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01
Net realized and unrealized gain (loss)	1.13

Total from investment operations	1.14

Net asset value, end of period	$21.89

Total return (b)	5.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%
Before waivers and reimbursements (a)(f)	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.24%
Before waivers and reimbursements (a)(f)	0.24%
Portfolio turnover rate^	20%

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$21.77		$18.06	$22.57	$21.37	$18.75	$20.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.17	0.18	0.11	0.16	0.10
Net realized and unrealized gain (loss)	(2.77)		4.32	(2.80)	3.10	3.54	(0.76)

Total from investment operations	(2.68)		4.49	(2.62)	3.21	3.70	(0.66)

Less distributions:
Dividends from net investment income	—		(0.19)	(0.20)	(0.15)	(0.16)	(0.10)
Distributions from net realized gains	—		(0.59)	(1.68)	(1.86)	(0.92)	(1.10)
Return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions	—		(0.78)	(1.89)	(2.01)	(1.08)	(1.20)

Net asset value, end of period	$19.09		$21.77	$18.06	$22.57	$21.37	$18.75

Total return (b)	(12.31)%		24.90%	(12.26)%	15.26%	19.68%	(3.13)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$329,364		$388,635	$345,511	$449,715	$432,612	$394,461
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.85%	0.85%	0.86%
Before waivers and reimbursements (a)(f)	0.86%		0.86%	0.85%	0.85%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.89%		0.83%	0.79%	0.48%	0.79%	0.48%
Before waivers and reimbursements (a)(f)	0.88%		0.83%	0.79%	0.48%	0.78%	0.48%
Portfolio turnover rate^	10	%(z)	21%	15%	16%	19%	20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$21.98		$18.22	$22.76	$21.54	$18.89	$20.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.23	0.24	0.16	0.21	0.16
Net realized and unrealized gain (loss)	(2.79)		4.36	(2.84)	3.12	3.57	(0.78)

Total from investment operations	(2.68)		4.59	(2.60)	3.28	3.78	(0.62)

Less distributions:
Dividends from net investment income	—		(0.24)	(0.24)	(0.20)	(0.21)	(0.15)
Distributions from net realized gains	—		(0.59)	(1.68)	(1.86)	(0.92)	(1.10)
Return of capital	—		—	(0.02)	—	—	—

Total dividends and distributions	—		(0.83)	(1.94)	(2.06)	(1.13)	(1.25)

Net asset value, end of period	$19.30		$21.98	$18.22	$22.76	$21.54	$18.89

Total return (b)	(12.19)%		25.24%	(12.05)%	15.50%	20.00%	(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$377,889		$291,741	$209,756	$254,882	$274,935	$238,681
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.61%
Before waivers and reimbursements (a)(f)	0.61%		0.61%	0.60%	0.60%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.13%		1.10%	1.04%	0.72%	1.04%	0.74%
Before waivers and reimbursements (a)(f)	1.13%		1.09%	1.04%	0.72%	1.03%	0.74%
Portfolio turnover rate^	10	%(z)	21%	15%	16%	19%	20%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Health Care	18.8%
Financials	14.8
Industrials	13.2
Information Technology	12.6
Consumer Discretionary	10.8
Real Estate	6.4
Investment Companies	5.6
Repurchase Agreements	4.2
Materials	3.7
Utilities	3.3
Consumer Staples	3.0
Communication Services	2.3
Energy	2.1
Cash and Other	(0.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$869.12	$3.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.71	4.20
Class K
Actual	1,000.00	870.07	2.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.95	2.94

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.8%)
Alaska Communications Systems Group, Inc.	93,592	$261,122
Anterix, Inc.*	26,690	1,210,125
ATN International, Inc.	22,443	1,359,373
Bandwidth, Inc., Class A*	38,026	4,829,302
Cincinnati Bell, Inc.*	80,972	1,202,434
Cogent Communications Holdings, Inc.	84,145	6,509,457
Consolidated Communications Holdings, Inc.*	149,717	1,013,584
IDT Corp., Class B*	27,939	182,442
Iridium Communications, Inc.*	232,845	5,923,577
Liberty Latin America Ltd., Class A*	86,237	838,224
Liberty Latin America Ltd., Class C*	231,857	2,188,730
Ooma, Inc.*	39,961	658,557
ORBCOMM, Inc.*	152,084	585,523
Vonage Holdings Corp.*	461,221	4,639,883

		31,402,333

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A (x)	105,077	450,780
Cinemark Holdings, Inc.	215,420	2,488,101
Eros International plc*	151,953	480,172
Gaia, Inc.*	16,882	141,471
Glu Mobile, Inc.*	257,313	2,385,292
IMAX Corp.*	97,663	1,094,802
Liberty Media Corp.-Liberty Braves, Class A*	21,066	423,005
Liberty Media Corp.-Liberty Braves, Class C*	74,450	1,469,643
LiveXLive Media, Inc. (x)*	78,149	282,900
Marcus Corp. (The)	43,904	582,606

		9,798,772

Interactive Media & Services (0.4%)
Cargurus, Inc.*	171,155	4,338,779
Cars.com, Inc.*	129,833	747,838
DHI Group, Inc.*	85,481	179,510
Eventbrite, Inc., Class A (x)*	127,306	1,091,012
EverQuote, Inc., Class A*	27,943	1,625,165
Liberty TripAdvisor Holdings, Inc., Class A*	159,141	338,970
Meet Group, Inc. (The)*	112,695	703,217
QuinStreet, Inc.*	96,354	1,007,863
TrueCar, Inc.*	208,632	538,271
Yelp, Inc.*	140,392	3,247,267

		13,817,892

Media (0.7%)
AMC Networks, Inc., Class A*	77,068	1,802,621
Boston Omaha Corp., Class A*	22,127	354,032
Cardlytics, Inc.*	51,432	3,599,211
Central European Media Enterprises Ltd., Class A*	173,165	613,004
comScore, Inc.*	112,678	349,302
Daily Journal Corp. (x)*	2,157	582,390
Emerald Holding, Inc.	41,121	126,653
Entercom Communications Corp., Class A	259,898	358,659
Entravision Communications Corp., Class A	104,453	149,368
EW Scripps Co. (The), Class A	116,012	1,015,105
Fluent, Inc.*	71,278	126,875
Gannett Co., Inc. (x)	196,803	271,588
Gray Television, Inc.*	178,897	2,495,613
Hemisphere Media Group, Inc.*	29,423	289,228
iHeartMedia, Inc., Class A (x)*	63,489	530,133
Loral Space & Communications, Inc.	25,720	502,054
Meredith Corp.	81,427	1,184,763
MSG Networks, Inc., Class A*	80,254	798,527
National CineMedia, Inc.	127,034	377,291
Saga Communications, Inc., Class A	5,924	151,654
Scholastic Corp.	60,117	1,799,903
Sinclair Broadcast Group, Inc., Class A (x)	105,728	1,951,739
TechTarget, Inc.*	46,514	1,396,815
TEGNA, Inc.	436,046	4,857,553
Tribune Publishing Co.	39,090	390,509
WideOpenWest, Inc.*	104,288	549,598

		26,624,188

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	88,806	1,182,896
Gogo, Inc. (x)*	126,251	398,953
Shenandoah Telecommunications Co.	95,467	4,705,568
Spok Holdings, Inc.	29,994	280,444

		6,567,861

Total Communication Services		88,211,046

Consumer Discretionary (10.8%)
Auto Components (1.2%)
Adient plc*	171,764	2,820,365
American Axle & Manufacturing Holdings, Inc.*	224,293	1,704,627
Cooper Tire & Rubber Co.	102,813	2,838,667
Cooper-Standard Holdings, Inc.*	33,125	438,906
Dana, Inc.	291,687	3,555,664
Dorman Products, Inc.*	52,382	3,513,261
Fox Factory Holding Corp.*	76,136	6,289,595
Gentherm, Inc.*	62,094	2,415,456
Goodyear Tire & Rubber Co. (The)	464,769	4,157,359
LCI Industries	49,023	5,636,664
Modine Manufacturing Co.*	100,465	554,567
Motorcar Parts of America, Inc.*	37,728	666,654
Standard Motor Products, Inc.	41,638	1,715,486
Stoneridge, Inc.*	54,506	1,126,094
Tenneco, Inc., Class A*	85,130	643,583
Visteon Corp.*	54,509	3,733,866
Workhorse Group, Inc. (x)*	124,708	2,168,672
XPEL, Inc. (m)(x)*	31,806	497,446

		44,476,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Automobiles (0.1%)
Winnebago Industries, Inc.	62,235	$4,146,096

Distributors (0.1%)
Core-Mark Holding Co., Inc.	88,538	2,209,466
Funko, Inc., Class A (x)*	54,035	313,403
Greenlane Holdings, Inc., Class A (x)*	38,276	152,338
Weyco Group, Inc.	10,215	220,542

		2,895,749

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	103,081	3,210,973
American Public Education, Inc.*	27,958	827,557
Aspen Group, Inc.*	35,558	321,800
Carriage Services, Inc.	34,078	617,493
Collectors Universe, Inc.	17,512	600,311
Franchise Group, Inc.	37,819	827,480
Houghton Mifflin Harcourt Co.*	224,160	405,730
K12, Inc.*	77,082	2,099,714
Laureate Education, Inc., Class A*	210,771	2,100,333
OneSpaWorld Holdings Ltd. (x)	90,401	431,213
Perdoceo Education Corp.*	134,599	2,144,162
Regis Corp.*	46,528	380,599
Strategic Education, Inc.	43,392	6,667,181
Universal Technical Institute, Inc.*	56,114	389,992
Vivint Smart Home, Inc.*	138,662	2,403,012
WW International, Inc.*	95,391	2,421,024

		25,848,574

Hotels, Restaurants & Leisure (2.5%)
Accel Entertainment, Inc.*	77,653	747,798
BBX Capital Corp.	98,520	250,241
Biglari Holdings, Inc., Class B*	1,603	110,575
BJ’s Restaurants, Inc.	36,222	758,489
Bloomin’ Brands, Inc.	170,927	1,822,082
Bluegreen Vacations Corp. (x)	10,411	56,428
Boyd Gaming Corp.	164,582	3,439,764
Brinker International, Inc.	87,818	2,107,632
Carrols Restaurant Group, Inc.*	80,563	389,925
Century Casinos, Inc.*	62,929	261,155
Cheesecake Factory, Inc. (The) (x)	86,844	1,990,464
Churchill Downs, Inc.	75,233	10,017,274
Chuy’s Holdings, Inc.*	34,131	507,869
Cracker Barrel Old Country Store, Inc.	48,053	5,329,558
Dave & Buster’s Entertainment, Inc. (x)	94,079	1,254,073
Del Taco Restaurants, Inc.*	49,690	294,662
Denny’s Corp.*	108,390	1,094,739
Dine Brands Global, Inc.	31,815	1,339,411
El Pollo Loco Holdings, Inc.*	38,320	565,603
Eldorado Resorts, Inc. (x)*	167,737	6,719,544
Everi Holdings, Inc.*	168,468	869,295
Fiesta Restaurant Group, Inc.*	34,492	220,059
GAN Ltd. (x)*	15,214	387,196
Golden Entertainment, Inc.*	28,524	254,434
Hilton Grand Vacations, Inc.*	169,137	3,306,628
International Game Technology plc (x)	202,237	1,799,909
Jack in the Box, Inc.	45,167	3,346,423
Kura Sushi USA, Inc., Class A (x)*	5,614	80,168
Lindblad Expeditions Holdings, Inc.*	49,402	381,383
Marriott Vacations Worldwide Corp.	80,917	6,652,187
Monarch Casino & Resort, Inc.*	25,318	862,837
Nathan’s Famous, Inc.	4,778	268,715
Noodles & Co.*	64,380	389,499
Papa John’s International, Inc.	63,948	5,078,111
Penn National Gaming, Inc.*	265,588	8,111,058
PlayAGS, Inc.*	66,249	223,922
RCI Hospitality Holdings, Inc.	21,351	295,925
Red Robin Gourmet Burgers, Inc. (x)*	21,777	222,125
Red Rock Resorts, Inc., Class A	129,700	1,415,027
Ruth’s Hospitality Group, Inc.	58,460	477,034
Scientific Games Corp., Class A*	116,320	1,798,307
SeaWorld Entertainment, Inc.*	102,154	1,512,901
Shake Shack, Inc., Class A*	69,721	3,693,819
Target Hospitality Corp. (x)*	54,694	92,433
Texas Roadhouse, Inc.	130,647	6,868,113
Twin River Worldwide Holdings, Inc.	35,015	780,484
Wingstop, Inc.	58,412	8,117,516

		96,562,794

Household Durables (1.9%)
Beazer Homes USA, Inc.*	60,010	604,301
Casper Sleep, Inc . (x)*	22,101	198,246
Cavco Industries, Inc.*	17,293	3,334,955
Century Communities, Inc.*	57,159	1,752,495
Ethan Allen Interiors, Inc.	48,969	579,303
GoPro, Inc., Class A (x)*	262,957	1,251,675
Green Brick Partners, Inc.*	49,479	586,326
Hamilton Beach Brands Holding Co., Class A	11,274	134,161
Helen of Troy Ltd.*	50,100	9,446,856
Hooker Furniture Corp.	25,415	494,322
Installed Building Products, Inc.*	45,735	3,145,653
iRobot Corp. (x)*	55,453	4,652,507
KB Home	174,683	5,359,274
La-Z-Boy, Inc.	90,644	2,452,827
Legacy Housing Corp.*	15,319	217,836
LGI Homes, Inc.*	43,779	3,853,865
Lifetime Brands, Inc.	20,238	135,999
Lovesac Co. (The) (x)*	18,759	492,049
M.D.C. Holdings, Inc.	101,885	3,637,294
M/I Homes, Inc.*	55,133	1,898,781
Meritage Homes Corp.*	72,933	5,551,660
Purple Innovation, Inc. (x)*	29,206	525,708
Skyline Champion Corp.*	106,879	2,601,435
Sonos, Inc.*	159,455	2,332,827
Taylor Morrison Home Corp., Class A*	250,269	4,827,689
TopBuild Corp.*	65,986	7,507,227
TRI Pointe Group, Inc.*	259,491	3,811,923
Tupperware Brands Corp. (x)	99,247	471,423
Turtle Beach Corp.*	27,396	403,269
Universal Electronics, Inc.*	27,472	1,286,239
VOXX International Corp.*	39,670	229,293

		73,777,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	50,625	$1,013,513
Duluth Holdings, Inc., Class B (x)*	31,954	235,501
Groupon, Inc. (x)*	46,795	847,925
Lands’ End, Inc.*	28,714	230,861
Liquidity Services, Inc.*	61,692	367,684
Overstock.com, Inc. (x)*	80,421	2,286,369
PetMed Express, Inc.	38,980	1,389,247
Quotient Technology, Inc.*	173,313	1,268,651
RealReal, Inc. (The)*	124,558	1,593,097
Rubicon Project, Inc. (The)*	199,017	1,327,443
Shutterstock, Inc.	39,056	1,365,788
Stamps.com, Inc.*	32,752	6,016,215
Stitch Fix, Inc., Class A (x)*	112,020	2,793,779
US Auto Parts Network, Inc.*	43,693	378,381
Waitr Holdings, Inc. (x)*	139,166	366,007

		21,480,461

Leisure Products (0.6%)
Acushnet Holdings Corp.	68,577	2,385,794
Callaway Golf Co.	184,330	3,227,618
Clarus Corp.	33,675	389,956
Escalade, Inc.	17,176	239,777
Johnson Outdoors, Inc., Class A	9,990	909,290
Malibu Boats, Inc., Class A*	39,968	2,076,338
Marine Products Corp.	12,209	169,095
MasterCraft Boat Holdings, Inc.*	37,261	709,822
Nautilus, Inc.*	59,522	551,769
Smith & Wesson Brands, Inc.*	108,261	2,329,777
Sturm Ruger & Co., Inc.	34,132	2,594,032
Vista Outdoor, Inc.*	117,795	1,702,138
YETI Holdings, Inc.*	146,917	6,277,763

		23,563,169

Multiline Retail (0.1%)
Big Lots, Inc.	79,043	3,319,806
Dillard’s, Inc., Class A (x)	15,756	406,347
Macy’s, Inc.	201,993	1,389,712

		5,115,865

Specialty Retail (2.2%)
Aaron’s, Inc.	134,821	6,120,873
Abercrombie & Fitch Co., Class A	127,647	1,358,164
American Eagle Outfitters, Inc.	307,663	3,353,527
America’s Car-Mart, Inc.*	11,862	1,042,314
Asbury Automotive Group, Inc.*	39,453	3,050,901
At Home Group, Inc. (x)*	96,927	629,056
Bed Bath & Beyond, Inc. (x)	256,445	2,718,317
Boot Barn Holdings, Inc.*	57,274	1,234,827
Buckle, Inc. (The)	60,744	952,466
Caleres, Inc.	75,398	628,819
Camping World Holdings, Inc., Class A (x)	65,115	1,768,523
Cato Corp. (The), Class A	44,744	366,006
Chico’s FAS, Inc.	253,555	349,906
Children’s Place, Inc. (The) (x)	29,745	1,113,058
Citi Trends, Inc.	24,963	504,752
Conn’s, Inc. (x)*	38,416	387,617
Container Store Group, Inc. (The) (x)*	26,235	85,001
Designer Brands, Inc., Class A	133,505	903,829
Envela Corp.*	24,921	152,018
Express, Inc. (x)*	107,647	165,776
GameStop Corp., Class A (x)*	122,877	533,286
Genesco, Inc.*	28,740	622,508
Group 1 Automotive, Inc.	36,488	2,407,113
GrowGeneration Corp. (x)*	56,138	383,984
Guess?, Inc. (x)	86,248	834,018
Haverty Furniture Cos., Inc.	37,015	592,240
Hibbett Sports, Inc.*	32,873	688,361
Hudson Ltd., Class A*	87,242	424,869
Lithia Motors, Inc., Class A	43,811	6,629,919
Lumber Liquidators Holdings, Inc. (x)*	56,872	788,246
MarineMax, Inc.*	42,128	943,246
Michaels Cos., Inc. (The) (x)*	152,660	1,079,306
Monro, Inc.	66,150	3,634,281
Murphy USA, Inc.*	54,820	6,172,184
National Vision Holdings, Inc.*	159,644	4,872,335
Office Depot, Inc.	1,063,838	2,500,019
OneWater Marine, Inc., Class A (x)*	11,751	285,314
Rent-A-Center, Inc.	96,483	2,684,157
RH*	33,374	8,306,789
Sally Beauty Holdings, Inc.*	228,030	2,857,216
Shoe Carnival, Inc. (x)	18,199	532,685
Signet Jewelers Ltd.	107,691	1,105,987
Sleep Number Corp.*	54,868	2,284,704
Sonic Automotive, Inc., Class A	48,982	1,563,016
Sportsman’s Warehouse Holdings, Inc.*	83,097	1,184,132
Tilly’s, Inc., Class A	54,294	307,847
Urban Outfitters, Inc.*	138,597	2,109,446
Winmark Corp.	5,802	993,534
Zumiez, Inc.*	41,399	1,133,505

		85,339,997

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	131,837	4,854,238
Deckers Outdoor Corp.*	55,573	10,913,981
Fossil Group, Inc.*	102,890	478,439
G-III Apparel Group Ltd.*	90,729	1,205,788
Kontoor Brands, Inc. (x)	103,432	1,842,124
Lakeland Industries, Inc. (x)*	14,873	333,601
Movado Group, Inc.	35,114	380,636
Oxford Industries, Inc.	34,482	1,517,553
Rocky Brands, Inc.	11,532	237,098
Steven Madden Ltd.	165,555	4,087,553
Superior Group of Cos., Inc.	17,677	236,872
Unifi, Inc.*	25,214	324,756
Vera Bradley, Inc.*	34,379	152,643
Wolverine World Wide, Inc.	161,000	3,833,410

		30,398,692

Total Consumer Discretionary		413,605,747

Consumer Staples (3.0%)
Beverages (0.3%)
Celsius Holdings, Inc. (x)*	67,592	795,558
Coca-Cola Consolidated, Inc.	9,180	2,103,964
Craft Brew Alliance, Inc. (x)*	20,172	310,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
MGP Ingredients, Inc.	27,027	$992,026
National Beverage Corp. (x)*	23,809	1,452,825
New Age Beverages Corp. (x)*	186,156	284,819
Primo Water Corp.	309,704	4,258,430

		10,198,069

Food & Staples Retailing (0.8%)
Andersons, Inc. (The)	66,634	916,884
BJ’s Wholesale Club Holdings, Inc.*	271,326	10,112,320
Chefs’ Warehouse, Inc. (The)*	47,087	639,441
HF Foods Group, Inc. (x)*	71,595	647,935
Ingles Markets, Inc., Class A	28,775	1,239,339
Natural Grocers by Vitamin Cottage, Inc.	15,268	227,188
Performance Food Group Co.*	260,322	7,585,783
PriceSmart, Inc.	45,769	2,761,244
Rite Aid Corp. (x)*	110,534	1,885,710
SpartanNash Co.	72,204	1,534,335
United Natural Foods, Inc.*	104,157	1,896,699
Village Super Market, Inc., Class A	18,161	503,423
Weis Markets, Inc.	18,006	902,461

		30,852,762

Food Products (1.3%)
Alico, Inc.	9,802	305,430
B&G Foods, Inc. (x)	127,878	3,117,666
Bridgford Foods Corp.*	2,755	45,623
Calavo Growers, Inc.	33,521	2,108,806
Cal-Maine Foods, Inc.*	63,959	2,844,896
Darling Ingredients, Inc.*	319,995	7,878,277
Farmer Bros Co.*	31,764	233,148
Fresh Del Monte Produce, Inc.	61,282	1,508,763
Freshpet, Inc.*	76,566	6,405,511
Hostess Brands, Inc.*	234,330	2,863,513
J & J Snack Foods Corp.	29,476	3,747,284
John B Sanfilippo & Son, Inc.	17,298	1,476,038
Lancaster Colony Corp.	37,198	5,765,318
Landec Corp.*	48,926	389,451
Limoneira Co.	32,912	476,895
Sanderson Farms, Inc.	39,960	4,630,964
Seneca Foods Corp., Class A*	11,200	378,672
Simply Good Foods Co. (The)*	167,815	3,118,003
Tootsie Roll Industries, Inc.	31,544	1,081,013

		48,375,271

Household Products (0.2%)
Central Garden & Pet Co.*	18,406	662,432
Central Garden & Pet Co., Class A*	79,390	2,682,588
Oil-Dri Corp. of America	10,915	378,750
WD-40 Co.	26,652	5,285,092

		9,008,862

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	79,257	1,580,384
Edgewell Personal Care Co.*	109,435	3,409,995
elf Beauty, Inc.*	50,944	971,502
Inter Parfums, Inc.	35,365	1,702,825
Lifevantage Corp.*	30,322	409,953
Medifast, Inc. (x)	22,476	3,118,994
Nature’s Sunshine Products, Inc.*	14,458	130,267
Revlon, Inc., Class A (x)*	12,560	124,344
USANA Health Sciences, Inc.*	23,073	1,694,250
Veru, Inc.*	93,887	313,583

		13,456,097

Tobacco (0.1%)
Turning Point Brands, Inc. (x)	18,259	454,832
Universal Corp.	50,526	2,147,860
Vector Group Ltd.	267,161	2,687,640

		5,290,332

Total Consumer Staples		117,181,393

Energy (2.1%)
Energy Equipment & Services (0.7%)
Archrock, Inc.	261,962	1,700,133
Aspen Aerogels, Inc.*	38,443	252,955
Bristow Group, Inc.*	11,367	158,342
Cactus, Inc., Class A	96,378	1,988,278
ChampionX Corp.*	370,248	3,613,620
DMC Global, Inc.	29,783	822,011
Dril-Quip, Inc.*	68,177	2,030,993
Exterran Corp.*	58,528	315,466
Frank’s International NV*	310,698	692,857
Helix Energy Solutions Group, Inc.*	294,934	1,023,421
Liberty Oilfield Services, Inc., Class A (x)	133,469	731,410
Matrix Service Co.*	53,075	515,889
Nabors Industries Ltd. (x)	11,826	437,799
National Energy Services Reunited Corp.*	39,291	270,322
Newpark Resources, Inc.*	198,888	443,520
NexTier Oilfield Solutions, Inc.*	342,870	840,031
Oceaneering International, Inc.*	202,736	1,295,483
Oil States International, Inc.*	124,941	593,470
Patterson-UTI Energy, Inc.	170,415	591,340
ProPetro Holding Corp.*	155,761	800,612
RPC, Inc.*	130,438	401,749
SEACOR Holdings, Inc.*	40,065	1,134,641
Select Energy Services, Inc., Class A*	117,944	577,926
Solaris Oilfield Infrastructure, Inc., Class A	64,615	479,443
Tidewater, Inc.*	62,767	350,868
Transocean Ltd. (x)*	1,167,613	2,136,732
US Silica Holdings, Inc.	152,845	551,770

		24,751,081

Oil, Gas & Consumable Fuels (1.4%)
Adams Resources & Energy, Inc.	3,697	98,969
Antero Resources Corp. (x)*	479,991	1,219,177
Arch Resources, Inc. (x)	32,123	912,614
Ardmore Shipping Corp.	74,853	324,862
Berry Corp.	130,502	630,325
Bonanza Creek Energy, Inc.*	36,821	545,687
Brigham Minerals, Inc., Class A	62,736	774,790
California Resources Corp. (x)*	81,107	98,951
Clean Energy Fuels Corp.*	266,854	592,416
CNX Resources Corp.*	366,935	3,173,988
Comstock Resources, Inc. (x)*	47,090	206,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CONSOL Energy, Inc.*	50,965	$258,393
Contango Oil & Gas Co. (x)*	172,983	396,131
CVR Energy, Inc.	65,486	1,316,924
Delek US Holdings, Inc.	125,517	2,185,251
DHT Holdings, Inc.	226,617	1,162,545
Diamond S Shipping, Inc., Class S*	51,104	408,321
Dorian LPG Ltd.*	59,933	463,881
Earthstone Energy, Inc., Class A (x)*	32,766	93,055
Energy Fuels, Inc. (x)*	198,735	300,090
Evolution Petroleum Corp.	44,044	123,323
Falcon Minerals Corp. (x)	98,704	315,853
Frontline Ltd.	232,715	1,624,351
Golar LNG Ltd. (x)*	178,223	1,290,335
Goodrich Petroleum Corp.*	14,278	102,802
Green Plains, Inc. (x)*	70,368	718,809
Gulfport Energy Corp. (x)*	268,436	292,595
International Seaways, Inc.	47,192	771,117
Kosmos Energy Ltd.	805,653	1,337,384
Magnolia Oil & Gas Corp., Class A*	249,503	1,511,988
Matador Resources Co. (x)*	220,782	1,876,647
Montage Resources Corp.*	52,277	206,494
NACCO Industries, Inc., Class A	6,344	147,815
NextDecade Corp. (x)*	18,187	39,284
Nordic American Tankers Ltd. (x)	283,997	1,153,028
Overseas Shipholding Group, Inc., Class A*	105,776	196,743
Ovintiv, Inc. (x)	520,521	4,970,976
Par Pacific Holdings, Inc.*	79,770	717,132
PBF Energy, Inc., Class A	194,135	1,987,942
PDC Energy, Inc.*	200,593	2,495,377
Peabody Energy Corp.	131,156	377,729
Penn Virginia Corp.*	29,975	285,662
PrimeEnergy Resources Corp.*	827	58,791
Range Resources Corp.	422,462	2,378,461
Renewable Energy Group, Inc.*	76,368	1,892,399
REX American Resources Corp.*	10,924	757,798
Scorpio Tankers, Inc.	101,012	1,293,964
SFL Corp. Ltd.	185,315	1,721,576
SM Energy Co.	238,684	895,065
Southwestern Energy Co.*	1,070,606	2,740,751
Talos Energy, Inc.*	24,097	221,692
Tellurian, Inc. (x)*	293,618	337,661
Uranium Energy Corp. (x)*	375,259	329,365
W&T Offshore, Inc. (x)*	190,692	434,778
Whiting Petroleum Corp. (x)*	154,962	175,107
World Fuel Services Corp.	125,617	3,235,894

		54,179,312

Total Energy		78,930,393

Financials (14.8%)
Banks (7.7%)
1st Constitution Bancorp	19,974	247,678
1st Source Corp.	38,357	1,364,742
ACNB Corp.	15,611	408,696
Allegiance Bancshares, Inc.	34,714	881,388
Amalgamated Bank, Class A	23,258	293,981
Amerant Bancorp, Inc.*	45,670	686,877
American National Bankshares, Inc.	21,334	534,203
Ameris Bancorp	131,379	3,099,231
Ames National Corp.	19,353	382,028
Arrow Financial Corp.	25,416	755,618
Atlantic Capital Bancshares, Inc.*	42,301	514,380
Atlantic Union Bankshares Corp.	159,332	3,690,129
Auburn National BanCorp, Inc. (x)	4,623	263,927
Banc of California, Inc.	85,985	931,218
BancFirst Corp.	40,114	1,627,425
Bancorp, Inc. (The)*	109,051	1,068,700
BancorpSouth Bank	203,087	4,618,198
Bank First Corp. (x)	11,529	739,009
Bank of Commerce Holdings	29,524	223,792
Bank of Marin Bancorp	26,517	883,812
Bank of NT Butterfield & Son Ltd. (The)	106,080	2,587,291
Bank of Princeton (The)	9,530	191,362
Bank7 Corp.	6,346	68,886
BankFinancial Corp.	23,705	199,122
BankUnited, Inc.	185,693	3,760,283
Bankwell Financial Group, Inc.	11,506	182,945
Banner Corp.	52,241	1,985,158
Bar Harbor Bankshares	30,900	691,851
Baycom Corp.*	17,436	225,099
BCB Bancorp, Inc.	32,621	302,723
Berkshire Hills Bancorp, Inc.	95,874	1,056,531
Boston Private Financial Holdings, Inc.	126,976	873,595
Bridge Bancorp, Inc.	34,436	786,518
Brookline Bancorp, Inc.	120,177	1,211,384
Bryn Mawr Bank Corp.	40,287	1,114,338
Business First Bancshares, Inc.	27,721	425,517
Byline Bancorp, Inc.	46,762	612,582
C&F Financial Corp.	5,705	189,691
Cadence Bancorp	205,581	1,821,448
California Bancorp, Inc.*	14,170	211,133
Cambridge Bancorp	12,739	754,658
Camden National Corp.	33,026	1,140,718
Capital Bancorp, Inc.*	12,993	139,025
Capital City Bank Group, Inc.	27,325	572,459
Capstar Financial Holdings, Inc.	32,486	389,832
Carter Bank & Trust	47,828	385,972
Cathay General Bancorp	163,921	4,311,122
CB Financial Services, Inc.	9,114	198,867
CBTX, Inc.	38,058	799,218
Central Pacific Financial Corp.	42,329	678,534
Central Valley Community Bancorp	25,978	399,801
Century Bancorp, Inc., Class A	5,979	464,688
Chemung Financial Corp.	6,053	165,247
ChoiceOne Financial Services, Inc.	13,451	397,612
CIT Group, Inc.	197,889	4,102,239
Citizens & Northern Corp.	25,404	524,593
Citizens Holding Co.	8,486	212,150
City Holding Co.	31,225	2,034,933
Civista Bancshares, Inc.	33,067	509,232
CNB Financial Corp.	29,758	533,561
Coastal Financial Corp.*	20,059	291,257
Codorus Valley Bancorp, Inc.	16,157	223,451
Colony Bankcorp, Inc.	12,514	147,290
Columbia Banking System, Inc.	133,552	3,785,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Community Bank System, Inc.	94,260	$5,374,705
Community Bankers Trust Corp.	35,983	197,907
Community Financial Corp. (The)	8,222	200,617
Community Trust Bancorp, Inc.	34,094	1,116,919
ConnectOne Bancorp, Inc.	78,003	1,257,408
County Bancorp, Inc.	9,194	192,430
CrossFirst Bankshares, Inc.*	89,162	872,004
Customers Bancorp, Inc.*	56,817	682,940
CVB Financial Corp.	256,038	4,798,152
Delmar Bancorp	16,523	108,556
Dime Community Bancshares, Inc.	57,303	786,770
Eagle Bancorp Montana, Inc.	11,594	201,504
Eagle Bancorp, Inc.	52,957	1,734,342
Enterprise Bancorp, Inc.	15,843	377,380
Enterprise Financial Services Corp.	49,116	1,528,490
Equity Bancshares, Inc., Class A*	30,243	527,438
Esquire Financial Holdings, Inc.*	10,664	180,222
Evans Bancorp, Inc.	11,325	263,419
Farmers & Merchants Bancorp, Inc.	20,670	439,031
Farmers National Banc Corp.	53,937	639,693
FB Financial Corp.	37,806	936,455
Fidelity D&D Bancorp, Inc. (x)	7,879	378,901
Financial Institutions, Inc.	41,299	768,574
First Bancorp (Nasdaq Stock Exchange)	65,911	1,653,048
First Bancorp (Quotrix Stock Exchange)	418,121	2,337,296
First Bancorp, Inc. (The)	21,572	468,112
First Bancshares, Inc. (The)	42,551	957,398
First Bank	28,101	183,219
First Busey Corp.	116,369	2,170,282
First Business Financial Services, Inc.	14,135	232,521
First Capital, Inc. (x)	6,894	478,926
First Choice Bancorp	23,963	392,514
First Commonwealth Financial Corp.	153,437	1,270,458
First Community Bankshares, Inc.	35,811	803,957
First Community Corp. (x)	13,435	203,540
First Financial Bancorp	182,459	2,534,356
First Financial Bankshares, Inc. (x)	257,126	7,428,370
First Financial Corp.	28,976	1,067,476
First Foundation, Inc.	82,400	1,346,416
First Guaranty Bancshares, Inc.	8,803	107,661
First Internet Bancorp	16,543	274,945
First Interstate BancSystem, Inc., Class A	86,842	2,688,628
First Merchants Corp.	110,791	3,054,508
First Mid Bancshares, Inc.	30,120	790,048
First Midwest Bancorp, Inc.	219,844	2,934,917
First Northwest Bancorp	15,710	195,118
First of Long Island Corp. (The)	48,521	792,833
First Savings Financial Group, Inc.	3,564	154,428
First United Corp.	13,351	178,102
First Western Financial, Inc.*	10,919	155,596
Flushing Financial Corp.	55,785	642,643
FNCB Bancorp, Inc.	28,521	163,996
Franklin Financial Network, Inc.	27,402	705,602
Franklin Financial Services Corp.	7,183	186,040
Fulton Financial Corp.	331,468	3,490,358
FVCBankcorp, Inc.*	20,409	219,601
German American Bancorp, Inc.	50,313	1,564,734
Glacier Bancorp, Inc.	190,624	6,727,121
Great Southern Bancorp, Inc.	23,583	951,810
Great Western Bancorp, Inc.	87,072	1,198,111
Guaranty Bancshares, Inc.	17,418	450,604
Hancock Whitney Corp.	179,604	3,807,605
Hanmi Financial Corp.	46,513	451,641
HarborOne Bancorp, Inc.*	101,047	862,941
Hawthorn Bancshares, Inc.	9,958	196,073
HBT Financial, Inc.	23,146	308,536
Heartland Financial USA, Inc.	73,167	2,446,704
Heritage Commerce Corp.	137,438	1,031,472
Heritage Financial Corp.	64,238	1,284,760
Hilltop Holdings, Inc.	145,379	2,682,243
Home BancShares, Inc.	321,973	4,951,945
HomeTrust Bancshares, Inc.	34,432	550,912
Hope Bancorp, Inc.	189,823	1,750,168
Horizon Bancorp, Inc.	93,831	1,003,053
Howard Bancorp, Inc.*	21,474	228,054
IBERIABANK Corp.	110,722	5,042,280
Independent Bank Corp./MA	54,549	3,659,692
Independent Bank Corp./MI	44,736	664,330
Independent Bank Group, Inc.	74,875	3,033,935
International Bancshares Corp.	110,211	3,528,956
Investar Holding Corp.	23,430	339,735
Investors Bancorp, Inc.	471,412	4,007,002
Lakeland Bancorp, Inc.	107,125	1,224,439
Lakeland Financial Corp.	49,028	2,284,215
Landmark Bancorp, Inc.	7,196	177,813
LCNB Corp.	21,076	336,373
Level One Bancorp, Inc.	8,758	146,609
Limestone Bancorp, Inc.*	9,649	126,884
Live Oak Bancshares, Inc.	57,582	835,515
Macatawa Bank Corp.	65,625	513,188
Mackinac Financial Corp.	14,669	152,118
MainStreet Bancshares, Inc.*	12,024	158,717
Mercantile Bank Corp.	33,308	752,761
Meridian Corp. (x)*	9,696	153,682
Metrocity Bankshares, Inc. (x)	35,947	515,121
Metropolitan Bank Holding Corp.*	15,124	485,178
Mid Penn Bancorp, Inc.	11,504	212,019
Middlefield Banc Corp.	11,390	236,343
Midland States Bancorp, Inc.	45,821	685,024
MidWestOne Financial Group, Inc.	34,270	685,400
MVB Financial Corp.	15,768	209,714
National Bank Holdings Corp., Class A	54,691	1,476,657
National Bankshares, Inc.	10,693	305,820
NBT Bancorp, Inc.	83,150	2,557,694
Nicolet Bankshares, Inc.*	17,931	982,619
Northeast Bank	12,589	220,937
Northrim BanCorp, Inc.	16,034	403,095
Norwood Financial Corp.	9,920	245,917
Oak Valley Bancorp	11,649	147,709
OceanFirst Financial Corp.	122,589	2,161,244
OFG Bancorp	100,264	1,340,530
Ohio Valley Banc Corp.	6,898	155,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Old National Bancorp	269,298	$3,705,540
Old Second Bancorp, Inc.	67,720	526,862
Origin Bancorp, Inc.	46,922	1,032,284
Orrstown Financial Services, Inc.	23,172	341,787
Pacific Premier Bancorp, Inc.	179,714	3,896,200
Park National Corp.	29,417	2,070,368
Parke Bancorp, Inc.	24,502	332,002
PCB Bancorp	20,815	214,395
Peapack-Gladstone Financial Corp.	36,893	691,006
Penns Woods Bancorp, Inc.	15,626	354,866
Peoples Bancorp of North Carolina, Inc.	7,844	138,603
Peoples Bancorp, Inc.	40,918	870,735
Peoples Financial Services Corp.	14,145	540,198
People’s Utah Bancorp	31,975	718,478
Plumas Bancorp	9,160	202,619
Preferred Bank	29,141	1,248,692
Premier Financial Bancorp, Inc.	30,530	391,395
Professional Holding Corp., Class A*	9,491	131,735
QCR Holdings, Inc.	32,519	1,013,942
RBB Bancorp	34,270	467,786
Red River Bancshares, Inc.	10,592	464,883
Reliant Bancorp, Inc.	31,076	506,228
Renasant Corp.	113,413	2,823,984
Republic Bancorp, Inc., Class A	19,132	625,808
Republic First Bancorp, Inc.*	72,334	176,495
Richmond Mutual BanCorp, Inc.	21,929	246,482
S&T Bancorp, Inc.	76,534	1,794,722
Salisbury Bancorp, Inc.	5,052	207,081
Sandy Spring Bancorp, Inc.	100,056	2,479,388
SB Financial Group, Inc.	13,500	224,370
SB One Bancorp	18,886	372,054
Seacoast Banking Corp. of Florida*	98,327	2,005,871
Select Bancorp, Inc.*	27,656	225,120
ServisFirst Bancshares, Inc.	98,541	3,523,826
Shore Bancshares, Inc.	21,603	239,577
Sierra Bancorp	29,446	555,940
Silvergate Capital Corp., Class A (x)*	30,964	433,496
Simmons First National Corp., Class A	203,867	3,488,164
SmartFinancial, Inc.	27,795	449,723
South Plains Financial, Inc.	16,941	241,240
South State Corp.	139,631	6,654,813
Southern First Bancshares, Inc.*	15,749	436,405
Southern National Bancorp of Virginia, Inc.	46,202	447,697
Southside Bancshares, Inc.	59,433	1,647,483
Spirit of Texas Bancshares, Inc.*	28,000	344,680
Stock Yards Bancorp, Inc.	42,040	1,690,008
Summit Financial Group, Inc.	23,799	392,208
Texas Capital Bancshares, Inc.*	101,225	3,124,816
Tompkins Financial Corp.	28,717	1,860,000
Towne Bank	139,491	2,628,010
TriCo Bancshares	55,342	1,685,164
TriState Capital Holdings, Inc.*	58,087	912,547
Triumph Bancorp, Inc.*	42,051	1,020,578
Trustmark Corp.	125,306	3,072,503
UMB Financial Corp.	88,162	4,544,751
United Bankshares, Inc.	248,578	6,875,667
United Community Banks, Inc.	127,101	2,557,272
United Security Bancshares	22,882	153,081
Unity Bancorp, Inc.	13,271	189,775
Univest Financial Corp.	60,529	976,938
Valley National Bancorp	822,065	6,428,548
Veritex Holdings, Inc.	91,733	1,623,674
Washington Trust Bancorp, Inc.	37,733	1,235,756
WesBanco, Inc.	137,288	2,788,319
West BanCorp, Inc.	32,105	561,516
Westamerica Bancorp	50,775	2,915,501

		298,056,206

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	108,781	3,535,382
Assetmark Financial Holdings, Inc.*	32,485	886,516
Associated Capital Group, Inc., Class A	3,173	116,417
B Riley Financial, Inc.	38,324	833,930
BGC Partners, Inc., Class A	257,772	706,295
Blucora, Inc.*	92,059	1,051,314
Brightsphere Investment Group, Inc.	124,697	1,553,725
Calamos Asset Management, Inc. (r)*	24,004	—
Cohen & Steers, Inc.	48,351	3,290,285
Cowen, Inc., Class A	56,644	918,199
Diamond Hill Investment Group, Inc.	5,793	658,490
Donnelley Financial Solutions, Inc.*	64,742	543,833
Federated Hermes, Inc., Class B	193,793	4,592,894
Focus Financial Partners, Inc., Class A*	61,231	2,023,685
GAIN Capital Holdings, Inc. (x)	32,635	196,463
GAMCO Investors, Inc., Class A	8,906	118,539
Greenhill & Co., Inc.	31,574	315,424
Hamilton Lane, Inc., Class A	42,915	2,891,184
Houlihan Lokey, Inc.	87,097	4,846,077
INTL. FCStone, Inc.*	32,291	1,776,005
Moelis & Co., Class A	105,545	3,288,782
Oppenheimer Holdings, Inc., Class A	21,168	461,251
Piper Sandler Cos.	35,431	2,096,098
PJT Partners, Inc., Class A	46,655	2,395,268
Pzena Investment Management, Inc., Class A	50,740	276,026
Safeguard Scientifics, Inc.	42,890	300,230
Sculptor Capital Management, Inc.	34,529	446,460
Siebert Financial Corp.*	12,071	61,079
Silvercrest Asset Management Group, Inc., Class A	14,360	182,516
Stifel Financial Corp.	133,853	6,348,648
Value Line, Inc.	1,697	45,802
Virtus Investment Partners, Inc.	14,512	1,687,600
Waddell & Reed Financial, Inc., Class A	134,824	2,091,120
Westwood Holdings Group, Inc.	13,681	215,476
WisdomTree Investments, Inc.	296,277	1,028,081

		51,779,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	8,291	$85,729
Curo Group Holdings Corp.	43,131	352,380
Encore Capital Group, Inc.*	60,687	2,074,282
Enova International, Inc.*	61,094	908,468
EZCORP, Inc., Class A*	101,866	641,756
FirstCash, Inc.	80,390	5,424,717
Green Dot Corp., Class A*	100,868	4,950,601
LendingClub Corp.*	127,575	580,466
Navient Corp.	391,264	2,750,586
Nelnet, Inc., Class A	33,444	1,596,617
Oportun Financial Corp.*	37,557	504,766
PRA Group, Inc.*	90,578	3,501,746
Regional Management Corp.*	18,065	319,931
World Acceptance Corp. (x)*	10,524	689,532

		24,381,577

Diversified Financial Services (0.2%)
Alerus Financial Corp. (x)	29,609	585,074
A-Mark Precious Metals, Inc.*	8,829	168,192
Banco Latinoamericano de Comercio Exterior SA, Class E	59,610	685,515
Cannae Holdings, Inc.*	167,874	6,899,621
GWG Holdings, Inc. (x)*	2,894	22,197
Marlin Business Services Corp.	14,851	125,640
SWK Holdings Corp.*	7,874	94,331

		8,580,570

Insurance (2.1%)
Ambac Financial Group, Inc.*	94,013	1,346,266
American Equity Investment Life Holding Co.	167,147	4,130,202
AMERISAFE, Inc.	37,219	2,276,314
Argo Group International Holdings Ltd.	66,703	2,323,265
Benefytt Technologies, Inc., Class A (x)*	19,260	394,060
BRP Group, Inc., Class A*	38,191	659,559
Citizens, Inc. (x)*	100,952	604,702
CNO Financial Group, Inc.	294,371	4,583,356
Crawford & Co., Class A	28,875	227,824
Donegal Group, Inc., Class A	20,799	295,762
eHealth, Inc.*	50,519	4,962,987
Employers Holdings, Inc.	46,321	1,396,578
Enstar Group Ltd.*	24,323	3,715,825
FBL Financial Group, Inc., Class A	19,611	703,839
FedNat Holding Co.	20,719	229,359
Genworth Financial, Inc., Class A*	991,613	2,290,626
Global Indemnity Ltd.	17,585	420,985
Goosehead Insurance, Inc., Class A*	25,506	1,917,031
Greenlight Capital Re Ltd., Class A (x)*	65,462	426,812
HCI Group, Inc.	12,752	588,887
Heritage Insurance Holdings, Inc.	53,986	706,677
Horace Mann Educators Corp.	72,798	2,673,871
Independence Holding Co.	12,024	367,814
Investors Title Co.	2,564	311,064
James River Group Holdings Ltd.	57,673	2,595,285
Kinsale Capital Group, Inc.	41,191	6,393,255
MBIA, Inc.*	145,357	1,053,838
National General Holdings Corp.	138,800	2,999,468
National Western Life Group, Inc., Class A	5,304	1,077,720
NI Holdings, Inc.*	17,954	265,181
Palomar Holdings, Inc.*	34,694	2,975,357
ProAssurance Corp.	98,818	1,429,896
ProSight Global, Inc.*	15,210	135,369
Protective Insurance Corp., Class B	16,775	252,799
RLI Corp.	79,234	6,505,111
Safety Insurance Group, Inc.	28,763	2,193,466
Selective Insurance Group, Inc.	118,124	6,229,860
State Auto Financial Corp.	32,669	583,142
Stewart Information Services Corp.	36,521	1,187,298
Third Point Reinsurance Ltd.*	168,799	1,267,681
Tiptree, Inc.	41,831	269,810
Trupanion, Inc. (x)*	59,501	2,540,098
United Fire Group, Inc.	45,543	1,261,997
United Insurance Holdings Corp.	35,729	279,401
Universal Insurance Holdings, Inc.	55,099	978,007
Watford Holdings Ltd.*	36,232	604,712

		80,632,416

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
Anworth Mortgage Asset Corp. (REIT)	221,976	377,359
Apollo Commercial Real Estate Finance, Inc. (REIT)	311,896	3,059,700
Arbor Realty Trust, Inc. (REIT) (x)	205,535	1,899,143
Ares Commercial Real Estate Corp. (REIT)	59,012	538,189
Arlington Asset Investment Corp. (REIT), Class A	98,235	291,758
ARMOUR Residential REIT, Inc. (REIT)	128,022	1,202,127
Blackstone Mortgage Trust, Inc. (REIT), Class A	271,996	6,552,384
Broadmark Realty Capital, Inc. (REIT) (x)	253,462	2,400,285
Capstead Mortgage Corp. (REIT)	194,250	1,066,432
Cherry Hill Mortgage Investment Corp. (REIT)	26,823	241,943
Chimera Investment Corp. (REIT) (x)	381,290	3,664,197
Colony Credit Real Estate, Inc. (REIT)	169,450	1,189,539
Dynex Capital, Inc. (REIT) (x)	47,115	673,745
Ellington Financial, Inc. (REIT)	82,826	975,690
Ellington Residential Mortgage REIT (REIT) (x)	17,514	180,394
Granite Point Mortgage Trust, Inc. (REIT)	108,044	775,756
Great Ajax Corp. (REIT)	39,979	367,807
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	140,102	3,987,303
Invesco Mortgage Capital, Inc. (REIT) (x)	309,952	1,159,221
KKR Real Estate Finance Trust, Inc. (REIT)	55,816	925,429
Ladder Capital Corp. (REIT)	216,020	1,749,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
MFA Financial, Inc. (REIT) (x)	905,921	$2,255,743
New York Mortgage Trust, Inc. (REIT)	743,383	1,940,230
Orchid Island Capital, Inc. (REIT) (x)	130,147	612,992
PennyMac Mortgage Investment Trust (REIT)‡	192,509	3,374,683
Ready Capital Corp. (REIT)	69,323	602,417
Redwood Trust, Inc. (REIT) (x)	229,100	1,603,700
TPG RE Finance Trust, Inc. (REIT)	120,197	1,033,694
Two Harbors Investment Corp. (REIT) (x)	546,822	2,755,983
Western Asset Mortgage Capital Corp. (REIT) (x)	123,946	339,612

		47,797,217

Thrifts & Mortgage Finance (1.6%)
Axos Financial, Inc.*	112,607	2,486,363
Bogota Financial Corp. (x)*	13,501	117,999
Bridgewater Bancshares, Inc.*	49,079	503,060
Capitol Federal Financial, Inc.	261,597	2,880,183
Columbia Financial, Inc.*	100,343	1,400,287
ESSA Bancorp, Inc.	16,295	226,826
Essent Group Ltd.	197,696	7,170,434
Federal Agricultural Mortgage Corp., Class C	18,302	1,171,511
Flagstar Bancorp, Inc.	72,182	2,124,316
FS Bancorp, Inc.	8,230	317,431
Greene County Bancorp, Inc.	5,642	125,817
Hingham Institution For Savings (The)	2,957	496,125
Home Bancorp, Inc.	13,455	359,921
HomeStreet, Inc.	35,697	878,503
Kearny Financial Corp.	153,741	1,257,601
Luther Burbank Corp.	43,007	430,070
Merchants Bancorp	14,479	267,717
Meridian Bancorp, Inc.	94,214	1,092,882
Meta Financial Group, Inc.	62,795	1,140,985
MMA Capital Holdings, Inc.*	8,377	193,676
Mr Cooper Group, Inc.*	150,908	1,877,296
NMI Holdings, Inc., Class A*	136,325	2,192,106
Northfield Bancorp, Inc.	87,033	1,002,620
Northwest Bancshares, Inc.	222,867	2,278,815
OP Bancorp	21,759	150,137
PCSB Financial Corp.	36,597	464,050
PDL Community Bancorp*	14,808	150,745
PennyMac Financial Services, Inc.‡	88,020	3,678,356
Pioneer Bancorp, Inc.*	18,430	168,635
Premier Financial Corp.	75,627	1,336,329
Provident Bancorp, Inc.	14,536	114,253
Provident Financial Holdings, Inc.	10,029	134,489
Provident Financial Services, Inc.	113,148	1,634,989
Prudential Bancorp, Inc.	14,649	176,374
Radian Group, Inc.	384,469	5,963,114
Riverview Bancorp, Inc.	36,722	207,479
Security National Financial Corp., Class A*	15,579	105,080
Southern Missouri Bancorp, Inc.	13,302	323,239
Standard AVB Financial Corp. (x)	7,544	175,021
Sterling Bancorp, Inc.	27,924	99,968
Territorial Bancorp, Inc.	13,415	319,143
Timberland Bancorp, Inc.	12,615	229,719
TrustCo Bank Corp.	185,213	1,172,398
Walker & Dunlop, Inc.	56,690	2,880,419
Washington Federal, Inc.	152,908	4,104,051
Waterstone Financial, Inc.	46,868	695,052
Western New England Bancorp, Inc.	41,251	238,843
WSFS Financial Corp.	101,831	2,922,550

		59,436,977

Total Financials		570,664,057

Health Care (18.8%)
Biotechnology (9.9%)
89bio, Inc. (x)*	4,918	98,016
Abeona Therapeutics, Inc.*	119,723	348,993
ADMA Biologics, Inc. (x)*	105,154	308,101
Aduro Biotech, Inc.*	152,154	351,476
Adverum Biotechnologies, Inc.*	145,025	3,028,122
Aeglea BioTherapeutics, Inc.*	83,483	772,218
Affimed NV*	141,921	654,965
Agenus, Inc. (x)*	274,780	1,079,885
Aimmune Therapeutics, Inc. (x)*	89,802	1,500,591
Akcea Therapeutics, Inc. (x)*	35,120	481,144
Akebia Therapeutics, Inc.*	258,369	3,508,651
Akero Therapeutics, Inc.*	22,263	554,794
Albireo Pharma, Inc. (x)*	28,157	745,879
Alector, Inc.*	91,673	2,240,488
Allakos, Inc. (x)*	48,301	3,470,910
Allogene Therapeutics, Inc.*	96,214	4,119,883
Amicus Therapeutics, Inc.*	506,121	7,632,305
AnaptysBio, Inc.*	42,638	952,533
Anavex Life Sciences Corp. (x)*	98,539	484,812
Anika Therapeutics, Inc.*	27,842	1,050,479
Apellis Pharmaceuticals, Inc.*	118,954	3,885,038
Applied Genetic Technologies Corp.*	46,582	258,064
Applied Therapeutics, Inc. (x)*	26,426	955,300
Aprea Therapeutics, Inc.*	14,242	552,305
Aptinyx, Inc.*	47,418	197,733
Aravive, Inc. (x)*	23,970	279,011
Arcturus Therapeutics Holdings, Inc.*	25,776	1,204,770
Arcus Biosciences, Inc.*	63,878	1,580,342
Arcutis Biotherapeutics, Inc.*	19,696	595,607
Ardelyx, Inc.*	144,691	1,001,262
Arena Pharmaceuticals, Inc.*	111,751	7,034,725
Arrowhead Pharmaceuticals, Inc.*	198,806	8,586,431
Assembly Biosciences, Inc.*	60,809	1,418,066
Atara Biotherapeutics, Inc.*	114,825	1,673,000
Athenex, Inc. (x)*	146,536	2,016,335
Athersys, Inc. (x)*	343,378	947,723
Atreca, Inc., Class A*	42,273	899,569
AVEO Pharmaceuticals, Inc.*	27,073	139,426
Avid Bioservices, Inc.*	108,783	714,160
Avrobio, Inc.*	61,506	1,073,280
Axcella Health, Inc.*	19,645	108,637
Beam Therapeutics, Inc. (x)*	25,347	709,716
Beyondspring, Inc. (x)*	27,918	421,003
BioCryst Pharmaceuticals, Inc.*	310,794	1,480,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Biohaven Pharmaceutical Holding Co. Ltd.*	93,424	$6,830,229
BioSpecifics Technologies Corp.*	11,827	724,759
Bioxcel Therapeutics, Inc.*	20,965	1,111,355
Black Diamond Therapeutics, Inc.*	22,330	941,433
Blueprint Medicines Corp.*	107,489	8,384,142
BrainStorm Cell Therapeutics, Inc.*	51,953	582,393
Bridgebio Pharma, Inc. (x)*	142,925	4,660,784
Cabaletta Bio, Inc.*	24,710	275,269
Calithera Biosciences, Inc.*	131,221	692,847
Calyxt, Inc. (x)*	14,837	73,146
CareDx, Inc.*	85,169	3,017,538
CASI Pharmaceuticals, Inc. (x)*	125,226	313,065
Castle Biosciences, Inc.*	18,102	682,264
Catabasis Pharmaceuticals, Inc. (x)*	35,569	228,709
Catalyst Biosciences, Inc.*	35,585	208,884
Catalyst Pharmaceuticals, Inc.*	180,947	835,975
Cellular Biomedicine Group, Inc. (x)*	26,476	396,346
CEL-SCI Corp. (x)*	60,933	909,120
Centogene NV*	8,305	190,018
Checkpoint Therapeutics, Inc.*	88,692	175,610
ChemoCentryx, Inc.*	88,306	5,081,127
Chimerix, Inc.*	79,189	245,486
Cidara Therapeutics, Inc.*	63,566	234,559
Clovis Oncology, Inc. (x)*	143,238	966,856
Cohbar, Inc. (m)(x)*	44,397	68,815
Coherus Biosciences, Inc.*	114,807	2,050,453
Concert Pharmaceuticals, Inc.*	61,165	608,592
Constellation Pharmaceuticals, Inc.*	53,546	1,609,057
ContraFect Corp.*	27,438	175,329
Corbus Pharmaceuticals Holdings, Inc. (x)*	136,998	1,149,413
Cortexyme, Inc. (x)*	31,197	1,444,421
Crinetics Pharmaceuticals, Inc. (x)*	53,288	933,606
Cue Biopharma, Inc.*	54,923	1,346,163
Cyclerion Therapeutics, Inc.*	39,284	232,168
Cytokinetics, Inc.*	113,115	2,666,121
CytomX Therapeutics, Inc.*	84,095	700,511
Deciphera Pharmaceuticals, Inc.*	74,108	4,425,730
Denali Therapeutics, Inc.*	124,447	3,009,128
DermTech, Inc.*	15,598	206,362
Dicerna Pharmaceuticals, Inc.*	128,499	3,263,875
Dyadic International, Inc. (x)*	38,046	329,478
Dynavax Technologies Corp. (x)*	177,184	1,571,622
Eagle Pharmaceuticals, Inc.*	21,319	1,022,886
Editas Medicine, Inc.*	110,145	3,258,089
Eidos Therapeutics, Inc.*	21,048	1,003,358
Eiger BioPharmaceuticals, Inc.*	48,550	466,080
Emergent BioSolutions, Inc.*	88,832	7,024,835
Enanta Pharmaceuticals, Inc.*	37,530	1,884,381
Enochian Biosciences, Inc. (x)*	33,157	139,591
Epizyme, Inc.*	176,933	2,841,544
Esperion Therapeutics, Inc. (x)*	51,915	2,663,759
Evelo Biosciences, Inc. (x)*	22,411	109,814
Exicure, Inc.*	113,630	277,257
Fate Therapeutics, Inc.*	124,212	4,261,714
Fennec Pharmaceuticals, Inc.*	41,813	349,139
FibroGen, Inc.*	164,835	6,680,763
Five Prime Therapeutics, Inc.*	58,388	356,167
Flexion Therapeutics, Inc.*	64,927	853,790
Forte Biosciences, Inc. (x)*	1	9
Fortress Biotech, Inc.*	109,682	293,948
Frequency Therapeutics, Inc. (x)*	55,665	1,294,211
G1 Therapeutics, Inc.*	69,566	1,687,671
Galectin Therapeutics, Inc. (x)*	91,298	279,372
Galera Therapeutics, Inc.*	16,205	115,704
Genprex, Inc. (x)*	56,505	177,426
Geron Corp. (x)*	365,168	796,066
GlycoMimetics, Inc.*	56,410	212,102
Gossamer Bio, Inc.*	98,429	1,279,577
Gritstone Oncology, Inc.*	57,841	384,064
Halozyme Therapeutics, Inc.*	267,773	7,178,994
Harpoon Therapeutics, Inc.*	20,644	342,690
Heron Therapeutics, Inc.*	174,415	2,565,645
Homology Medicines, Inc.*	67,277	1,021,938
Hookipa Pharma, Inc.*	26,012	302,259
iBio, Inc.*	91,189	202,440
Ideaya Biosciences, Inc.*	24,125	342,816
IGM Biosciences, Inc. (x)*	14,058	1,026,234
Immunic, Inc. (x)*	7,323	88,755
ImmunoGen, Inc.*	341,994	1,573,172
Immunovant, Inc.*	37,852	921,696
Inovio Pharmaceuticals, Inc. (x)*	284,965	7,679,807
Insmed, Inc.*	200,487	5,521,412
Intellia Therapeutics, Inc. (x)*	86,962	1,827,941
Intercept Pharmaceuticals, Inc.*	51,320	2,458,741
Invitae Corp. (x)*	228,860	6,932,169
Ironwood Pharmaceuticals, Inc.*	316,688	3,268,220
IVERIC bio, Inc.*	89,342	455,644
Jounce Therapeutics, Inc.*	44,563	307,485
Kadmon Holdings, Inc.*	299,481	1,533,343
KalVista Pharmaceuticals, Inc.*	28,570	345,697
Karuna Therapeutics, Inc.*	30,717	3,423,717
Karyopharm Therapeutics, Inc.*	138,799	2,628,853
Keros Therapeutics, Inc. (x)*	13,798	517,563
Kezar Life Sciences, Inc.*	45,152	233,887
Kindred Biosciences, Inc.*	61,267	275,089
Kiniksa Pharmaceuticals Ltd., Class A*	37,964	967,323
Kodiak Sciences, Inc.*	57,308	3,101,509
Krystal Biotech, Inc.*	23,659	979,956
Kura Oncology, Inc.*	105,407	1,718,134
La Jolla Pharmaceutical Co. (x)*	34,433	146,685
Lexicon Pharmaceuticals, Inc. (x)*	65,744	$131,159
Ligand Pharmaceuticals, Inc. (x)*	28,775	3,218,484
LogicBio Therapeutics, Inc. (x)*	26,249	222,067
MacroGenics, Inc.*	96,286	2,688,305
Madrigal Pharmaceuticals, Inc.*	17,753	2,010,527
Magenta Therapeutics, Inc.*	33,599	252,328
MannKind Corp. (x)*	436,852	764,491
Marker Therapeutics, Inc. (x)*	45,142	93,444
MediciNova, Inc. (x)*	87,980	476,852
MEI Pharma, Inc.*	196,254	810,529
MeiraGTx Holdings plc*	40,779	510,553
Mersana Therapeutics, Inc.*	90,848	2,125,843
Minerva Neurosciences, Inc. (x)*	59,420	214,506
Mirati Therapeutics, Inc.*	72,802	8,311,804
Mirum Pharmaceuticals, Inc. (x)*	13,488	262,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Molecular Templates, Inc.*	48,016	$662,141
Momenta Pharmaceuticals, Inc.*	233,784	7,777,994
Morphic Holding, Inc. (x)*	26,904	727,753
Mustang Bio, Inc.*	46,866	149,034
Myriad Genetics, Inc.*	139,618	1,583,268
NantKwest, Inc.*	56,955	699,407
Natera, Inc.*	138,279	6,894,591
Neoleukin Therapeutics, Inc. (x)*	58,410	969,606
Neubase Therapeutics, Inc. (x)*	34,055	299,003
NeuroBo Pharmaceuticals, Inc.*	11,041	88,880
NextCure, Inc.*	32,662	700,273
Novavax, Inc. (x)*	115,434	9,621,424
Nymox Pharmaceutical Corp.*	75,139	266,743
Oncocyte Corp.*	84,142	160,711
OPKO Health, Inc. (x)*	803,192	2,738,885
Organogenesis Holdings, Inc.*	42,784	164,291
Orgenesis, Inc. (x)*	33,266	202,257
ORIC Pharmaceuticals, Inc. (x)*	17,247	581,741
Ovid therapeutics, Inc. (x)*	84,797	624,954
Oyster Point Pharma, Inc. (x)*	9,416	271,934
Passage Bio, Inc.*	26,838	733,483
PDL BioPharma, Inc.*	217,195	632,037
Pfenex, Inc.*	63,271	528,313
PhaseBio Pharmaceuticals, Inc. (x)*	23,085	106,191
Pieris Pharmaceuticals, Inc.*	110,965	343,991
Portola Pharmaceuticals, Inc.*	155,825	2,803,292
Precigen, Inc. (x)*	145,525	726,170
Precision BioSciences, Inc. (x)*	91,013	758,138
Prevail Therapeutics, Inc. (x)*	28,405	423,235
Principia Biopharma, Inc.*	58,229	3,481,512
Protagonist Therapeutics, Inc.*	44,924	793,358
Protara Therapeutics, Inc.*	3,752	110,009
Prothena Corp. plc*	63,389	663,049
PTC Therapeutics, Inc.*	122,378	6,209,460
Puma Biotechnology, Inc.*	60,522	631,244
Radius Health, Inc.*	91,645	1,249,121
RAPT Therapeutics, Inc. (x)*	21,592	626,600
REGENXBIO, Inc.*	68,560	2,525,065
Replimune Group, Inc.*	33,949	843,633
Retrophin, Inc.*	84,071	1,715,889
REVOLUTION Medicines, Inc.*	26,115	824,451
Rhythm Pharmaceuticals, Inc.*	66,286	1,478,178
Rigel Pharmaceuticals, Inc.*	329,221	602,474
Rocket Pharmaceuticals, Inc.*	67,975	1,422,717
Rubius Therapeutics, Inc. (x)*	75,073	448,937
Sangamo Therapeutics, Inc.*	224,065	2,007,622
Savara, Inc. (x)*	92,983	231,528
Scholar Rock Holding Corp. (x)*	44,688	813,768
Selecta Biosciences, Inc. (x)*	134,315	381,455
Seres Therapeutics, Inc.*	85,754	408,189
Soleno Therapeutics, Inc.*	68,553	152,188
Solid Biosciences, Inc. (x)*	65,005	190,465
Sorrento Therapeutics, Inc. (x)*	348,035	2,185,660
Spectrum Pharmaceuticals, Inc.*	218,115	737,229
Spero Therapeutics, Inc.*	26,146	353,755
SpringWorks Therapeutics, Inc.*	41,927	1,760,934
Stoke Therapeutics, Inc.*	24,760	590,031
Sutro Biopharma, Inc.*	28,023	217,458
Syndax Pharmaceuticals, Inc.*	53,678	795,508
Syros Pharmaceuticals, Inc.*	81,938	873,459
TCR2 Therapeutics, Inc.*	32,497	499,154
TG Therapeutics, Inc.*	191,676	3,733,848
Translate Bio, Inc.*	99,946	1,791,032
Turning Point Therapeutics, Inc.*	55,443	3,581,063
Twist Bioscience Corp.*	59,188	2,681,216
Tyme Technologies, Inc. (x)*	99,067	131,759
Ultragenyx Pharmaceutical, Inc.*	112,388	8,790,989
UNITY Biotechnology, Inc. (x)*	69,866	606,437
UroGen Pharma Ltd. (x)*	39,403	1,029,206
Vanda Pharmaceuticals, Inc.*	106,415	1,217,388
Vaxart, Inc.*	88,204	780,605
VBI Vaccines, Inc.*	348,859	1,081,463
Veracyte, Inc.*	99,144	2,567,830
Verastem, Inc. (x)*	320,353	551,007
Vericel Corp.*	90,413	1,249,508
Viela Bio, Inc.*	39,532	1,712,526
Viking Therapeutics, Inc. (x)*	137,581	991,959
Vir Biotechnology, Inc. (x)*	91,582	3,752,115
Voyager Therapeutics, Inc.*	48,895	617,055
X4 Pharmaceuticals, Inc.*	26,272	244,855
XBiotech, Inc. (x)*	24,360	333,976
Xencor, Inc.*	109,843	3,557,815
XOMA Corp. (x)*	11,473	226,706
Y-mAbs Therapeutics, Inc.*	59,412	2,566,598
Zentalis Pharmaceuticals, Inc.*	20,477	983,306
ZIOPHARM Oncology, Inc. (x)*	426,150	1,397,772

		380,607,812

Health Care Equipment & Supplies (3.3%)
Accelerate Diagnostics, Inc. (x)*	62,884	953,321
Accuray, Inc.*	191,574	388,895
Alphatec Holdings, Inc.*	83,951	394,570
AngioDynamics, Inc.*	71,026	722,334
Antares Pharma, Inc.*	336,355	924,976
Apyx Medical Corp.*	73,721	409,152
Aspira Women’s Health, Inc.*	95,251	365,764
AtriCure, Inc.*	77,269	3,473,242
Atrion Corp.	2,822	1,797,642
Avanos Medical, Inc.*	92,851	2,728,891
Axogen, Inc.*	76,978	711,277
Axonics Modulation Technologies, Inc. (x)*	60,363	2,119,345
Bellerophon Therapeutics, Inc. (x)*	8,005	100,463
Beyond Air, Inc. (x)*	25,266	183,178
BioLife Solutions, Inc.*	11,130	181,975
BioSig Technologies, Inc. (x)*	47,020	338,544
Cantel Medical Corp.	75,220	3,326,981
Cardiovascular Systems, Inc.*	67,620	2,133,411
Cerus Corp.*	320,929	2,118,131
Chembio Diagnostics, Inc.*	38,273	124,387
Co-Diagnostics, Inc. (x)*	51,457	995,693
CONMED Corp.	54,691	3,937,205
CryoLife, Inc.*	72,011	1,380,451
CryoPort, Inc. (x)*	66,623	2,015,346
Cutera, Inc.*	33,864	412,125
CytoSorbents Corp. (x)*	72,508	717,829
Electromed, Inc.*	13,418	206,503
FONAR Corp.*	11,663	249,238
GenMark Diagnostics, Inc.*	133,932	1,970,140
Glaukos Corp.*	83,986	3,226,742
Heska Corp.*	14,230	1,325,809
Inogen, Inc.*	36,896	1,310,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Integer Holdings Corp.*	64,852	$4,737,439
IntriCon Corp.*	13,670	184,818
Invacare Corp.	68,224	434,587
iRadimed Corp.*	12,031	279,240
iRhythm Technologies, Inc.*	53,630	6,215,181
Lantheus Holdings, Inc.*	103,360	1,478,048
LeMaitre Vascular, Inc.	30,325	800,580
LivaNova plc*	96,946	4,666,011
Meridian Bioscience, Inc.*	83,800	1,951,702
Merit Medical Systems, Inc.*	107,401	4,902,856
Mesa Laboratories, Inc.	7,814	1,694,075
Milestone Scientific, Inc.*	70,951	138,354
Misonix, Inc.*	28,374	385,035
Natus Medical, Inc.*	67,919	1,481,993
Nemaura Medical, Inc. (x)*	13,428	124,209
Neogen Corp.*	103,878	8,060,933
Nevro Corp.*	66,529	7,948,220
NuVasive, Inc.*	101,592	5,654,611
OraSure Technologies, Inc.*	123,520	1,436,538
Orthofix Medical, Inc.*	37,400	1,196,800
OrthoPediatrics Corp.*	23,444	1,025,909
PAVmed, Inc. (x)*	66,990	141,349
Pulse Biosciences, Inc. (x)*	28,672	299,909
Quotient Ltd.*	118,986	880,496
Repro-Med Systems, Inc.*	47,488	426,442
Retractable Technologies, Inc.*	26,534	186,269
Rockwell Medical, Inc. (x)*	114,048	222,394
RTI Surgical Holdings, Inc.*	130,170	413,941
SeaSpine Holdings Corp.*	52,013	544,576
Shockwave Medical, Inc.*	53,147	2,517,573
SI-BONE, Inc.*	50,583	806,293
Sientra, Inc. (x)*	94,665	366,354
Silk Road Medical, Inc.*	62,964	2,637,562
Soliton, Inc. (x)*	8,557	66,573
STAAR Surgical Co.*	89,265	5,493,368
Stereotaxis, Inc.*	86,687	386,624
Surmodics, Inc.*	26,788	1,158,313
Tactile Systems Technology, Inc.*	36,025	1,492,516
Tela Bio, Inc. (x)*	10,176	131,881
TransMedics Group, Inc. (x)*	38,973	698,396
Utah Medical Products, Inc.	6,840	606,161
Vapotherm, Inc.*	37,853	1,551,594
Varex Imaging Corp.*	76,152	1,153,703
Venus Concept, Inc. (x)*	32,658	113,976
ViewRay, Inc. (x)*	207,311	464,377
VolitionRX Ltd. (x)*	45,298	176,209
Wright Medical Group NV*	254,514	7,564,156
Zynex, Inc. (x)*	31,220	776,441

		127,318,691

Health Care Providers & Services (2.1%)
1Life Healthcare, Inc.*	42,280	1,535,610
AdaptHealth Corp. (x)*	14,373	231,405
Addus HomeCare Corp.*	27,194	2,517,077
American Renal Associates Holdings, Inc.*	30,801	200,823
AMN Healthcare Services, Inc.*	92,280	4,174,747
Apollo Medical Holdings, Inc. (x)*	16,483	271,969
Avalon GloboCare Corp. (x)*	34,487	65,525
BioTelemetry, Inc.*	66,832	3,020,138
Brookdale Senior Living, Inc.*	372,409	1,098,607
Catasys, Inc. (x)*	16,717	413,579
Community Health Systems, Inc.*	174,318	524,697
CorVel Corp.*	17,978	1,274,460
Covetrus, Inc.*	194,635	3,482,020
Cross Country Healthcare, Inc.*	76,609	471,911
Ensign Group, Inc. (The)	101,442	4,245,348
Enzo Biochem, Inc.*	72,870	163,229
Exagen, Inc. (x)*	4,804	59,618
Five Star Senior Living, Inc. (x)*	35,344	137,842
Fulgent Genetics, Inc.*	19,310	308,960
Hanger, Inc.*	72,725	1,204,326
HealthEquity, Inc.*	138,301	8,114,120
InfuSystem Holdings, Inc.*	27,078	312,480
Joint Corp. (The)*	29,194	445,792
LHC Group, Inc.*	59,969	10,453,796
Magellan Health, Inc.*	46,475	3,391,745
MEDNAX, Inc.*	164,175	2,807,392
National HealthCare Corp.	24,716	1,567,983
National Research Corp.	25,781	1,500,712
Option Care Health, Inc.*	67,283	933,888
Owens & Minor, Inc.	130,044	990,935
Patterson Cos., Inc.	169,058	3,719,276
Pennant Group, Inc. (The)*	51,135	1,155,651
PetIQ, Inc. (x)*	40,678	1,417,222
Progyny, Inc. (x)*	51,700	1,334,377
Providence Service Corp. (The)*	24,308	1,918,144
R1 RCM, Inc.*	211,279	2,355,761
RadNet, Inc.*	84,197	1,336,206
Select Medical Holdings Corp.*	215,226	3,170,279
Sharps Compliance Corp.*	26,353	185,262
Surgery Partners, Inc.*	47,578	550,477
Tenet Healthcare Corp.*	207,725	3,761,900
Tivity Health, Inc.*	89,854	1,018,046
Triple-S Management Corp., Class B*	44,251	841,654
US Physical Therapy, Inc.	24,691	2,000,465
Viemed Healthcare, Inc.*	66,871	641,962

		81,327,416

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	318,781	2,158,147
Computer Programs and Systems, Inc.	25,108	572,211
Evolent Health, Inc., Class A*	154,248	1,098,246
Health Catalyst, Inc. (x)*	63,899	1,863,934
HealthStream, Inc.*	48,775	1,079,391
HMS Holdings Corp.*	174,343	5,646,970
iCAD, Inc. (x)*	39,035	389,960
Inovalon Holdings, Inc., Class A*	146,688	2,825,211
Inspire Medical Systems, Inc.*	51,837	4,510,856
NantHealth, Inc. (x)*	51,195	234,473
NextGen Healthcare, Inc.*	112,458	1,234,789
Omnicell, Inc.*	83,992	5,931,515
OptimizeRx Corp. (x)*	29,866	389,154
Phreesia, Inc.*	58,068	1,642,163
Schrodinger, Inc. (x)*	27,436	2,512,314
Simulations Plus, Inc.	24,682	1,476,477
Tabula Rasa HealthCare, Inc. (x)*	40,467	2,214,759
Vocera Communications, Inc.*	64,031	1,357,457

		37,138,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.6%)
Champions Oncology, Inc.*	12,913	$123,448
ChromaDex Corp. (x)*	81,214	372,772
Codexis, Inc. (x)*	107,375	1,224,075
Fluidigm Corp.*	143,574	575,732
Harvard Bioscience, Inc.*	71,441	221,467
Luminex Corp.	82,293	2,676,991
Medpace Holdings, Inc.*	53,708	4,995,918
NanoString Technologies, Inc.*	74,943	2,199,577
NeoGenomics, Inc.*	204,763	6,343,558
Pacific Biosciences of California, Inc.*	298,090	1,028,411
Personalis, Inc.*	36,791	477,179
Quanterix Corp. (x)*	37,588	1,029,535

		21,268,663

Pharmaceuticals (1.9%)
AcelRx Pharmaceuticals, Inc. (x)*	130,385	157,766
Aerie Pharmaceuticals, Inc. (x)*	72,417	1,068,875
Agile Therapeutics, Inc.*	133,397	370,844
AMAG Pharmaceuticals, Inc. (x)*	56,385	431,345
Amneal Pharmaceuticals, Inc.*	199,011	947,292
Amphastar Pharmaceuticals, Inc.*	68,043	1,528,246
ANI Pharmaceuticals, Inc.*	17,594	568,990
Aquestive Therapeutics, Inc. (x)*	38,622	187,703
Arvinas, Inc. (x)*	57,869	1,940,926
Avenue Therapeutics, Inc. (x)*	12,117	130,500
Axsome Therapeutics, Inc.*	55,009	4,526,141
Aytu BioScience, Inc.*	69,977	99,367
BioDelivery Sciences International, Inc.*	179,756	783,736
Cara Therapeutics, Inc. (x)*	82,395	1,408,954
Cassava Sciences, Inc.*	45,905	141,387
Cerecor, Inc.*	75,253	195,658
Chiasma, Inc.*	74,847	402,677
Collegium Pharmaceutical, Inc.*	67,803	1,186,553
Corcept Therapeutics, Inc.*	191,906	3,227,859
CorMedix, Inc. (x)*	55,344	348,667
Cymabay Therapeutics, Inc.*	142,853	498,557
Durect Corp.*	385,635	894,673
Eloxx Pharmaceuticals, Inc. (x)*	37,882	114,782
Endo International plc*	450,544	1,545,366
Eton Pharmaceuticals, Inc.*	27,833	151,690
Evofem Biosciences, Inc. (x)*	92,389	261,461
Evolus, Inc. (x)*	46,505	246,477
Fulcrum Therapeutics, Inc. (x)*	26,241	479,948
Harrow Health, Inc. (x)*	43,272	225,447
IMARA, Inc. (x)*	9,796	270,663
Innoviva, Inc.*	125,999	1,761,466
Intersect ENT, Inc.*	67,571	914,911
Intra-Cellular Therapies, Inc.*	109,309	2,805,962
Kala Pharmaceuticals, Inc. (x)*	77,577	815,334
Kaleido Biosciences, Inc. (x)*	19,009	141,237
Lannett Co., Inc.*	62,411	453,104
Liquidia Technologies, Inc. (x)*	40,004	336,834
Lyra Therapeutics, Inc. (x)*	9,502	107,753
Mallinckrodt plc (x)*	163,471	438,102
Marinus Pharmaceuticals, Inc.*	169,663	430,944
Menlo Therapeutics, Inc. (x)*	217,222	375,794
MyoKardia, Inc.*	98,509	9,517,940
NGM Biopharmaceuticals, Inc. (x)*	45,926	906,579
Ocular Therapeutix, Inc. (x)*	101,872	848,594
Odonate Therapeutics, Inc.*	25,811	1,092,838
Omeros Corp. (x)*	102,258	1,505,238
Optinose, Inc. (x)*	61,502	457,575
Osmotica Pharmaceuticals plc (x)*	29,301	197,196
Pacira BioSciences, Inc.*	82,374	4,322,164
Paratek Pharmaceuticals, Inc. (x)*	77,865	406,455
Phathom Pharmaceuticals, Inc. (x)*	20,671	680,283
Phibro Animal Health Corp., Class A	41,914	1,101,081
Prestige Consumer Healthcare, Inc.*	98,694	3,706,947
Provention Bio, Inc.*	83,939	1,184,379
Recro Pharma, Inc.*	31,604	143,798
Relmada Therapeutics, Inc. (x)*	27,848	1,246,198
Revance Therapeutics, Inc.*	112,560	2,748,715
Satsuma Pharmaceuticals, Inc.*	18,035	518,687
SIGA Technologies, Inc.*	107,267	633,948
Strongbridge Biopharma plc*	82,332	311,215
Supernus Pharmaceuticals, Inc.*	96,379	2,289,001
TherapeuticsMD, Inc. (x)*	508,754	635,943
Theravance Biopharma, Inc.*	91,080	1,911,769
Tricida, Inc.*	56,038	1,539,924
Verrica Pharmaceuticals, Inc. (x)*	21,537	237,122
WaVe Life Sciences Ltd. (x)*	39,670	412,965
Xeris Pharmaceuticals, Inc. (x)*	78,393	208,525
Zogenix, Inc.*	110,544	2,985,793

		74,674,863

Total Health Care		722,335,472

Industrials (13.2%)
Aerospace & Defense (0.8%)
AAR Corp.	67,999	1,405,539
Aerojet Rocketdyne Holdings, Inc.*	145,554	5,769,761
AeroVironment, Inc.*	43,101	3,432,133
Astronics Corp.*	47,229	498,738
Cubic Corp.	61,898	2,972,961
Ducommun, Inc.*	21,311	743,115
Kratos Defense & Security Solutions, Inc.*	210,572	3,291,241
Maxar Technologies, Inc. (x)	117,771	2,115,167
Moog, Inc., Class A	61,339	3,249,740
National Presto Industries, Inc.	10,788	942,763
PAE, Inc. (x)*	118,259	1,130,556
Park Aerospace Corp.	37,828	421,404
Parsons Corp.*	44,180	1,601,083
Triumph Group, Inc.	79,332	714,781
Vectrus, Inc.*	23,092	1,134,510

		29,423,492

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	114,161	2,542,366
Atlas Air Worldwide Holdings, Inc.*	50,976	2,193,497
Echo Global Logistics, Inc.*	50,607	1,094,124
Forward Air Corp.	55,455	2,762,768
Hub Group, Inc., Class A*	65,512	3,135,404
Radiant Logistics, Inc.*	64,825	254,762

		11,982,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.3%)
Allegiant Travel Co.	26,251	$2,866,872
Hawaiian Holdings, Inc.	97,592	1,370,192
Mesa Air Group, Inc.*	55,035	189,320
SkyWest, Inc.	99,854	3,257,238
Spirit Airlines, Inc. (x)*	172,654	3,073,241

		10,756,863

Building Products (1.4%)
AAON, Inc.	81,597	4,429,901
Advanced Drainage Systems, Inc.	97,814	4,832,012
Alpha Pro Tech Ltd. (x)*	24,061	425,880
American Woodmark Corp.*	34,133	2,582,161
Apogee Enterprises, Inc.	54,536	1,256,509
Builders FirstSource, Inc.*	230,714	4,775,780
Caesarstone Ltd.	47,416	561,880
Cornerstone Building Brands, Inc.*	94,539	572,906
CSW Industrials, Inc.	27,357	1,890,642
Gibraltar Industries, Inc.*	65,473	3,143,359
Griffon Corp.	73,331	1,358,090
Insteel Industries, Inc.	35,923	685,052
JELD-WEN Holding, Inc.*	139,882	2,253,499
Masonite International Corp.*	48,153	3,745,340
Patrick Industries, Inc.	44,092	2,700,635
PGT Innovations, Inc.*	112,975	1,771,448
Quanex Building Products Corp.	70,587	979,748
Resideo Technologies, Inc.*	246,298	2,886,613
Simpson Manufacturing Co., Inc.	87,008	7,339,995
UFP Industries, Inc.	118,940	5,888,719

		54,080,169

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	133,249	4,836,939
ACCO Brands Corp.	195,272	1,386,431
Advanced Disposal Services, Inc.*	145,086	4,377,245
Brady Corp., Class A	96,442	4,515,414
BrightView Holdings, Inc.*	59,586	667,363
Brink’s Co. (The)	100,342	4,566,564
Casella Waste Systems, Inc., Class A*	89,134	4,645,664
CECO Environmental Corp.*	67,848	447,118
Cimpress plc*	35,238	2,690,069
CompX International, Inc.	2,589	35,780
Covanta Holding Corp.	238,264	2,284,952
Deluxe Corp.	84,451	1,987,977
Ennis, Inc.	53,477	970,073
Harsco Corp.*	153,377	2,072,123
Healthcare Services Group, Inc. (x)	149,648	3,660,390
Heritage-Crystal Clean, Inc.*	30,069	525,005
Herman Miller, Inc.	120,173	2,837,285
HNI Corp.	89,057	2,722,472
Interface, Inc.	120,137	977,915
KAR Auction Services, Inc.	258,794	3,561,005
Kimball International, Inc., Class B	67,286	777,826
Knoll, Inc.	104,309	1,271,527
Matthews International Corp., Class A	57,757	1,103,159
McGrath RentCorp	47,700	2,576,277
Mobile Mini, Inc.	88,806	2,619,777
NL Industries, Inc.	13,377	45,616
PICO Holdings, Inc.*	28,690	241,857
Pitney Bowes, Inc.	333,723	867,680
Quad/Graphics, Inc.	84,716	275,327
SP Plus Corp.*	48,031	994,722
Steelcase, Inc., Class A	175,082	2,111,489
Team, Inc.*	70,748	394,066
Tetra Tech, Inc.	106,160	8,399,379
UniFirst Corp.	29,441	5,268,467
US Ecology, Inc.	62,022	2,101,305
Viad Corp.	42,178	802,226
VSE Corp.	18,423	578,298

		80,196,782

Construction & Engineering (1.1%)
Aegion Corp.*	57,194	907,669
Ameresco, Inc., Class A*	47,561	1,321,244
API Group Corp. (m)*	278,628	3,385,330
Arcosa, Inc.	97,499	4,114,458
Argan, Inc.	30,137	1,427,891
Comfort Systems USA, Inc.	70,642	2,878,661
Concrete Pumping Holdings, Inc.*	62,993	219,216
Construction Partners, Inc., Class A (x)*	40,180	713,597
Dycom Industries, Inc.*	62,024	2,536,161
EMCOR Group, Inc.	108,806	7,196,429
Fluor Corp.	70,723	854,334
Granite Construction, Inc.	92,975	1,779,541
Great Lakes Dredge & Dock Corp.*	124,146	1,149,592
HC2 Holdings, Inc. (x)*	86,085	287,524
IES Holdings, Inc.*	14,551	337,147
MasTec, Inc.*	113,871	5,109,392
MYR Group, Inc.*	33,933	1,082,802
Northwest Pipe Co.*	16,160	405,131
NV5 Global, Inc. (x)*	21,396	1,087,559
Primoris Services Corp.	97,046	1,723,537
Sterling Construction Co., Inc.*	54,523	570,856
Tutor Perini Corp.*	79,930	973,547
WillScot Corp.*	107,828	1,325,206

		41,386,824

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	14,679	518,169
American Superconductor Corp. (x)*	48,727	396,151
Atkore International Group, Inc.*	93,202	2,549,075
AZZ, Inc.	52,852	1,813,881
Bloom Energy Corp., Class A (x)*	169,056	1,839,329
Encore Wire Corp.	40,231	1,964,077
EnerSys	85,309	5,492,193
FuelCell Energy, Inc. (x)*	421,073	951,625
LSI Industries, Inc.	50,159	324,529
Orion Energy Systems, Inc.*	50,400	174,384
Plug Power, Inc. (x)*	642,246	5,272,840
Powell Industries, Inc.	18,931	518,520
Preformed Line Products Co.	5,099	255,001
Sunrun, Inc.*	230,417	4,543,823
Thermon Group Holdings, Inc.*	60,920	887,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
TPI Composites, Inc.*	58,908	$1,376,680
Ultralife Corp.*	14,769	103,531
Vicor Corp.*	34,790	2,503,140
Vivint Solar, Inc. (x)*	97,771	967,933

		32,452,485

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	72,830	1,566,573

Machinery (3.3%)
Alamo Group, Inc.	20,083	2,061,319
Albany International Corp., Class A	61,737	3,624,579
Altra Industrial Motion Corp.	129,125	4,113,923
Astec Industries, Inc.	46,190	2,139,059
Barnes Group, Inc.	95,322	3,770,938
Blue Bird Corp.*	32,342	484,807
Chart Industries, Inc.*	72,971	3,538,364
CIRCOR International, Inc.*	38,894	991,019
Columbus McKinnon Corp.	47,952	1,603,994
Douglas Dynamics, Inc.	44,553	1,564,701
Eastern Co. (The)	8,700	155,469
Energy Recovery, Inc.*	73,099	555,187
Enerpac Tool Group Corp.	109,757	1,931,723
EnPro Industries, Inc.	41,519	2,046,472
ESCO Technologies, Inc.	50,893	4,301,985
Evoqua Water Technologies Corp.*	170,153	3,164,846
ExOne Co. (The)*	22,282	190,511
Federal Signal Corp.	119,308	3,547,027
Franklin Electric Co., Inc.	92,099	4,837,039
Gencor Industries, Inc.*	14,453	182,686
Gorman-Rupp Co. (The)	36,626	1,138,336
Graham Corp.	15,818	201,521
Greenbrier Cos., Inc. (The)	65,260	1,484,665
Helios Technologies, Inc.	57,206	2,130,924
Hillenbrand, Inc.	149,237	4,039,846
Hurco Cos., Inc.	10,664	298,272
Hyster-Yale Materials Handling, Inc.	19,334	747,452
John Bean Technologies Corp.	62,293	5,358,444
Kadant, Inc.	22,829	2,275,138
Kennametal, Inc.	167,188	4,799,967
L B Foster Co., Class A*	16,524	211,012
Lindsay Corp.	21,104	1,946,000
Luxfer Holdings plc	59,960	848,434
Lydall, Inc.*	35,391	479,902
Manitowoc Co., Inc. (The)*	69,225	753,168
Mayville Engineering Co., Inc.*	10,033	79,261
Meritor, Inc.*	138,843	2,749,091
Miller Industries, Inc.	21,500	640,055
Mueller Industries, Inc.	113,084	3,005,773
Mueller Water Products, Inc., Class A	310,170	2,924,903
Navistar International Corp.*	101,026	2,848,933
NN, Inc.	92,752	439,644
Omega Flex, Inc.	5,839	617,766
Park-Ohio Holdings Corp.	21,228	352,173
Proto Labs, Inc.*	52,506	5,905,350
RBC Bearings, Inc.*	48,922	6,557,505
REV Group, Inc.	60,029	366,177
Rexnord Corp.	210,799	6,144,791
Shyft Group, Inc. (The)	69,300	1,167,012
SPX Corp.*	85,302	3,510,177
SPX FLOW, Inc.*	85,126	3,187,117
Standex International Corp.	25,917	1,491,523
Tennant Co.	36,701	2,385,932
Terex Corp.	138,488	2,599,420
TriMas Corp.*	88,127	2,110,642
Wabash National Corp.	111,234	1,181,305
Watts Water Technologies, Inc., Class A	54,997	4,454,757
Welbilt, Inc.*	258,262	1,572,816

		127,810,852

Marine (0.1%)
Costamare, Inc.	101,263	563,022
Eagle Bulk Shipping, Inc.*	73,998	162,056
Genco Shipping & Trading Ltd. (x)	40,542	254,604
Matson, Inc.	83,421	2,427,551
Safe Bulkers, Inc.*	84,566	103,170
Scorpio Bulkers, Inc.	13,916	212,915

		3,723,318

Professional Services (1.2%)
Acacia Research Corp.*	70,128	286,824
Akerna Corp. (x)*	18,294	160,987
ASGN, Inc.*	101,324	6,756,284
Barrett Business Services, Inc.	16,016	850,930
BG Staffing, Inc.	16,566	187,527
CBIZ, Inc.*	100,595	2,411,262
CRA International, Inc.	15,656	618,412
Exponent, Inc.	101,905	8,247,172
Forrester Research, Inc.*	20,676	662,459
Franklin Covey Co.*	25,985	556,079
GP Strategies Corp.*	21,116	181,175
Heidrick & Struggles International, Inc.	35,620	770,104
Huron Consulting Group, Inc.*	44,445	1,966,691
ICF International, Inc.	35,695	2,314,107
Insperity, Inc.	72,350	4,683,215
Kelly Services, Inc., Class A	68,976	1,090,855
Kforce, Inc.	40,631	1,188,457
Korn Ferry	108,923	3,347,204
Mastech Digital, Inc.*	7,719	200,154
Mistras Group, Inc.*	29,882	118,034
Red Violet, Inc.*	12,166	214,608
Resources Connection, Inc.	59,719	714,836
TriNet Group, Inc.*	82,005	4,997,385
TrueBlue, Inc.*	72,228	1,102,922
Upwork, Inc.*	184,247	2,660,527
Willdan Group, Inc.*	20,578	514,656

		46,802,866

Road & Rail (0.5%)
ArcBest Corp.	52,194	1,383,663
Avis Budget Group, Inc. (x)*	105,470	2,414,208
Covenant Transportation Group, Inc., Class A*	28,821	415,887
Daseke, Inc.*	102,861	404,244
Heartland Express, Inc.	90,701	1,888,395
Hertz Global Holdings, Inc. (x)*	193,707	273,127
Marten Transport Ltd.	77,090	1,939,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PAM Transportation Services, Inc.*	3,209	$98,677
Saia, Inc.*	52,020	5,783,583
Universal Logistics Holdings, Inc.	13,910	241,756
US Xpress Enterprises, Inc., Class A*	38,777	232,662
Werner Enterprises, Inc.	120,439	5,242,710

		20,318,496

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc. (x)*	34,347	266,876
Applied Industrial Technologies, Inc.	77,308	4,823,246
Beacon Roofing Supply, Inc.*	107,427	2,832,850
BMC Stock Holdings, Inc.*	134,216	3,374,190
CAI International, Inc.*	28,285	471,228
DXP Enterprises, Inc.*	33,073	658,483
EVI Industries, Inc. (x)*	7,441	161,544
Foundation Building Materials, Inc.*	41,429	646,707
GATX Corp.	68,539	4,179,508
General Finance Corp.*	18,551	124,477
GMS, Inc.*	82,997	2,040,896
H&E Equipment Services, Inc.	68,076	1,258,045
Herc Holdings, Inc.*	49,619	1,524,792
Kaman Corp.	57,280	2,382,848
Lawson Products, Inc.*	7,013	226,239
MRC Global, Inc.*	167,946	992,561
Nesco Holdings, Inc. (x)*	23,881	96,002
NOW, Inc.*	221,915	1,915,126
Rush Enterprises, Inc., Class A	54,275	2,250,241
Rush Enterprises, Inc., Class B	7,318	260,960
SiteOne Landscape Supply, Inc.*	82,723	9,427,940
Systemax, Inc.	25,301	519,683
Textainer Group Holdings Ltd.*	98,400	804,912
Titan Machinery, Inc.*	41,938	455,447
Transcat, Inc.*	11,297	292,140
Triton International Ltd.	102,863	3,110,577
Veritiv Corp.*	27,706	469,894
WESCO International, Inc.*	98,687	3,464,901
Willis Lease Finance Corp.*	5,016	121,789

		49,154,102

Total Industrials		509,655,743

Information Technology (12.6%)
Communications Equipment (0.8%)
Acacia Communications, Inc.*	77,022	5,175,108
ADTRAN, Inc.	99,412	1,086,573
Applied Optoelectronics, Inc. (x)*	42,583	462,877
CalAmp Corp.*	68,041	545,008
Calix, Inc.*	96,739	1,441,411
Cambium Networks Corp.*	7,239	53,279
Casa Systems, Inc.*	52,827	219,760
Clearfield, Inc.*	18,087	252,495
Comtech Telecommunications Corp.	50,923	860,090
DASAN Zhone Solutions, Inc.*	24,199	216,097
Digi International, Inc.*	54,526	635,228
Extreme Networks, Inc.*	233,838	1,014,857
Genasys, Inc.*	62,862	305,509
Harmonic, Inc.*	189,605	900,624
Infinera Corp.*	311,628	1,844,838
Inseego Corp. (x)*	107,623	1,248,427
InterDigital, Inc.	61,447	3,479,744
KVH Industries, Inc.*	26,580	237,359
NETGEAR, Inc.*	59,889	1,550,526
NetScout Systems, Inc.*	139,158	3,556,879
PCTEL, Inc.*	35,125	234,635
Plantronics, Inc. (x)	71,205	1,045,289
Resonant, Inc. (x)*	96,918	225,819
Ribbon Communications, Inc.*	123,743	486,310
Viavi Solutions, Inc.*	452,707	5,767,487

		32,846,229

Electronic Equipment, Instruments & Components (2.1%)
Akoustis Technologies, Inc. (x)*	65,122	539,861
Arlo Technologies, Inc.*	156,878	404,745
Badger Meter, Inc.	57,380	3,610,350
Bel Fuse, Inc., Class B	16,105	172,807
Belden, Inc.	88,088	2,867,264
Benchmark Electronics, Inc.	73,939	1,597,082
CTS Corp.	65,742	1,317,470
Daktronics, Inc.	86,223	375,070
ePlus, Inc.*	26,580	1,878,674
Fabrinet*	72,821	4,545,487
FARO Technologies, Inc.*	34,401	1,843,894
Fitbit, Inc., Class A*	474,573	3,065,742
II-VI, Inc.*	178,474	8,427,542
Insight Enterprises, Inc.*	68,662	3,378,170
Intellicheck, Inc. (x)*	31,652	238,973
Iteris, Inc.*	89,693	426,490
Itron, Inc.*	79,474	5,265,152
Kimball Electronics, Inc.*	47,519	643,407
Knowles Corp.*	176,124	2,687,652
Luna Innovations, Inc.*	55,470	323,945
Methode Electronics, Inc.	71,227	2,226,556
MTS Systems Corp.	36,445	641,068
Napco Security Technologies, Inc.*	23,642	552,986
nLight, Inc.*	68,330	1,521,026
Novanta, Inc.*	67,448	7,201,423
OSI Systems, Inc.*	33,342	2,488,647
PAR Technology Corp. (x)*	32,030	958,658
PC Connection, Inc.	20,882	968,090
Plexus Corp.*	56,563	3,991,085
Powerfleet, Inc.*	51,751	239,090
Research Frontiers, Inc.*	50,166	203,674
Rogers Corp.*	37,060	4,617,676
Sanmina Corp.*	134,078	3,357,313
ScanSource, Inc.*	47,835	1,152,345
TTM Technologies, Inc.*	195,308	2,316,353
Vishay Intertechnology, Inc.	267,782	4,089,031
Vishay Precision Group, Inc.*	25,634	630,084
Wrap Technologies, Inc. (x)*	24,539	257,169

		81,022,051

IT Services (1.9%)
Brightcove, Inc.*	78,151	615,830
Cardtronics plc, Class A*	72,607	1,741,116
Cass Information Systems, Inc.	26,592	1,037,886
Conduent, Inc.*	333,691	797,522
CSG Systems International, Inc.	64,393	2,665,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Endurance International Group Holdings, Inc.*	148,644	$599,035
EVERTEC, Inc.	119,302	3,352,386
Evo Payments, Inc., Class A*	81,191	1,853,591
ExlService Holdings, Inc.*	65,603	4,159,230
GreenSky, Inc., Class A*	122,529	600,392
Grid Dynamics Holdings, Inc. (x)*	42,947	296,334
GTT Communications, Inc. (x)*	63,899	521,416
Hackett Group, Inc. (The)	46,825	634,011
I3 Verticals, Inc., Class A (x)*	28,382	858,556
Information Services Group, Inc.*	58,102	120,271
International Money Express, Inc. (x)*	27,010	336,545
KBR, Inc.	284,572	6,417,099
Limelight Networks, Inc.*	232,829	1,713,621
LiveRamp Holdings, Inc.*	131,035	5,565,056
ManTech International Corp., Class A	53,847	3,687,981
MAXIMUS, Inc.	121,057	8,528,466
MoneyGram International, Inc. (x)*	124,419	399,385
NIC, Inc.	127,852	2,935,482
Paysign, Inc. (x)*	60,575	588,183
Perficient, Inc.*	63,217	2,261,904
Perspecta, Inc.	273,377	6,350,548
PFSweb, Inc. (x)*	27,689	184,963
Priority Technology Holdings, Inc.*	10,429	27,011
Repay Holdings Corp.*	71,268	1,755,331
ServiceSource International, Inc. (x)*	167,200	264,176
StarTek, Inc.*	27,393	139,156
Sykes Enterprises, Inc.*	75,937	2,100,417
TTEC Holdings, Inc.	37,015	1,723,418
Tucows, Inc., Class A (x)*	17,829	1,021,958
Unisys Corp.*	122,419	1,335,591
Verra Mobility Corp.*	265,462	2,728,949
Virtusa Corp.*	56,768	1,843,257

		71,761,299

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Energy Industries, Inc.*	75,475	5,116,450
Alpha & Omega Semiconductor Ltd.*	40,938	445,406
Ambarella, Inc.*	65,640	3,006,312
Amkor Technology, Inc.*	202,065	2,487,420
Atomera, Inc. (x)*	28,326	254,934
Axcelis Technologies, Inc.*	63,700	1,774,045
AXT, Inc.*	79,065	376,349
Brooks Automation, Inc.	143,955	6,368,569
Cabot Microelectronics Corp.	57,319	7,998,293
CEVA, Inc.*	43,308	1,620,585
Cohu, Inc.	81,449	1,412,326
CyberOptics Corp.*	13,836	445,658
Diodes, Inc.*	83,917	4,254,592
DSP Group, Inc.*	41,664	661,624
FormFactor, Inc.*	150,815	4,423,404
GSI Technology, Inc.*	25,512	183,176
Ichor Holdings Ltd.*	45,824	1,218,002
Impinj, Inc.*	32,270	886,457
Lattice Semiconductor Corp.*	265,488	7,537,204
MACOM Technology Solutions Holdings, Inc.*	93,464	3,210,488
MaxLinear, Inc.*	134,865	2,894,203
NeoPhotonics Corp.*	95,806	850,757
NVE Corp.	9,583	592,517
Onto Innovation, Inc.*	93,966	3,198,603
PDF Solutions, Inc.*	58,782	1,149,776
Photronics, Inc.*	103,897	1,156,374
Pixelworks, Inc.*	73,740	238,180
Power Integrations, Inc.	57,954	6,846,106
Rambus, Inc.*	223,559	3,398,097
Semtech Corp.*	128,402	6,705,153
Silicon Laboratories, Inc.*	85,464	8,569,475
SiTime Corp.*	10,021	475,096
SMART Global Holdings, Inc.*	26,387	717,199
SunPower Corp. (x)*	152,420	1,167,537
Synaptics, Inc.*	66,990	4,027,439
Ultra Clean Holdings, Inc.*	78,124	1,767,946
Veeco Instruments, Inc.*	98,847	1,333,446

		98,769,198

Software (5.0%)
8x8, Inc.*	201,811	3,228,976
A10 Networks, Inc.*	123,331	839,884
ACI Worldwide, Inc.*	225,241	6,079,255
Agilysys, Inc.*	39,605	710,514
Alarm.com Holdings, Inc.*	89,530	5,802,439
Altair Engineering, Inc., Class A*	82,699	3,287,285
American Software, Inc., Class A	61,530	969,713
Appfolio, Inc., Class A*	31,517	5,128,131
Appian Corp. (x)*	64,288	3,294,760
Asure Software, Inc.*	21,013	135,114
Avaya Holdings Corp.*	187,255	2,314,472
Benefitfocus, Inc.*	58,133	625,511
Blackbaud, Inc.	98,274	5,609,480
Blackline, Inc.*	99,132	8,219,034
Bottomline Technologies DE, Inc.*	86,291	4,380,994
Box, Inc., Class A*	292,401	6,070,245
Cerence, Inc. (x)*	72,820	2,973,969
ChannelAdvisor Corp.*	53,136	841,674
Cloudera, Inc. (x)*	407,063	5,177,841
CommVault Systems, Inc.*	81,759	3,164,073
Cornerstone OnDemand, Inc.*	120,378	4,641,776
Digimarc Corp. (x)*	24,628	393,802
Digital Turbine, Inc.*	167,586	2,106,556
Domo, Inc., Class B*	50,708	1,631,276
Ebix, Inc. (x)	53,803	1,203,035
eGain Corp.*	45,055	500,561
Envestnet, Inc.*	104,967	7,719,273
ForeScout Technologies, Inc.*	95,314	2,020,657
GlobalSCAPE, Inc.	26,543	258,794
GTY Technology Holdings, Inc. (x)*	93,391	388,973
Intelligent Systems Corp. (x)*	14,654	499,408
J2 Global, Inc.*	90,510	5,721,137
LivePerson, Inc.*	121,155	5,019,452
Majesco*	13,897	109,230
MicroStrategy, Inc., Class A*	15,138	1,790,674
Mimecast Ltd.*	111,208	4,632,925
Mitek Systems, Inc.*	49,503	475,724
MobileIron, Inc.*	186,068	917,315

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Model N, Inc.*	68,533	$2,382,207
OneSpan, Inc.*	65,986	1,842,989
Park City Group, Inc.*	21,564	91,216
Ping Identity Holding Corp. (x)*	31,699	1,017,221
Progress Software Corp.	87,892	3,405,815
PROS Holdings, Inc.*	78,175	3,473,315
Q2 Holdings, Inc.*	97,837	8,393,436
QAD, Inc., Class A	24,152	996,995
Qualys, Inc.*	67,213	6,991,496
Rapid7, Inc.*	99,787	5,091,133
Rimini Street, Inc.*	31,384	161,628
Rosetta Stone, Inc.*	46,608	785,811
SailPoint Technologies Holding, Inc.*	174,637	4,622,641
Sapiens International Corp. NV	49,802	1,393,460
SeaChange International, Inc.*	49,190	74,277
SecureWorks Corp., Class A*	14,823	169,427
ShotSpotter, Inc. (x)*	16,080	405,216
Smith Micro Software, Inc. (x)*	63,433	282,911
Sprout Social, Inc., Class A (x)*	16,186	437,022
SPS Commerce, Inc.*	69,534	5,223,394
SVMK, Inc.*	236,153	5,559,042
Synchronoss Technologies, Inc.*	90,539	319,603
Telenav, Inc.*	72,482	397,926
Tenable Holdings, Inc.*	120,847	3,602,449
Upland Software, Inc.*	45,711	1,588,914
Varonis Systems, Inc.*	61,873	5,474,523
Verint Systems, Inc.*	127,032	5,739,306
Veritone, Inc. (x)*	46,366	688,999
VirnetX Holding Corp. (x)	117,734	765,271
Workiva, Inc.*	76,022	4,066,417
Xperi Holding Corp.	214,301	3,163,083
Yext, Inc.*	200,872	3,336,484
Zix Corp.*	106,138	732,352
Zuora, Inc., Class A*	194,992	2,486,148

		194,046,059

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp. (x)*	229,164	1,601,856
Avid Technology, Inc.*	61,029	443,681
Diebold Nixdorf, Inc.*	147,434	893,450
Eastman Kodak Co.*	48,694	108,588
Immersion Corp.*	42,539	265,018
Intevac, Inc.*	41,527	226,737
Quantum Corp. (x)*	57,908	223,525
Super Micro Computer, Inc.*	88,152	2,502,635

		6,265,490

Total Information Technology		484,710,326

Materials (3.7%)
Chemicals (1.6%)
Advanced Emissions Solutions, Inc. (x)	27,262	132,221
AdvanSix, Inc.*	52,271	613,662
AgroFresh Solutions, Inc.*	54,760	165,923
American Vanguard Corp.	54,641	751,860
Amyris, Inc. (x)*	146,675	626,302
Balchem Corp.	63,796	6,051,689
Chase Corp.	14,518	1,488,095
Ferro Corp.*	161,353	1,926,555
FutureFuel Corp.	50,685	605,686
GCP Applied Technologies, Inc.*	97,280	1,807,462
Hawkins, Inc.	18,788	799,993
HB Fuller Co.	102,307	4,562,892
Ingevity Corp.*	82,307	4,326,879
Innospec, Inc.	48,873	3,775,439
Intrepid Potash, Inc.*	158,847	157,258
Koppers Holdings, Inc.*	42,912	808,462
Kraton Corp.*	64,955	1,122,422
Kronos Worldwide, Inc.	49,066	510,777
Livent Corp. (x)*	286,885	1,767,212
Marrone Bio Innovations, Inc. (x)*	87,097	101,903
Minerals Technologies, Inc.	68,300	3,205,319
Orion Engineered Carbons SA	123,159	1,304,254
PolyOne Corp.	185,039	4,853,573
PQ Group Holdings, Inc.*	79,278	1,049,641
Quaker Chemical Corp.	26,135	4,851,963
Rayonier Advanced Materials, Inc.*	130,049	365,438
Sensient Technologies Corp.	85,051	4,436,260
Stepan Co.	42,521	4,128,789
Trecora Resources*	53,710	336,762
Tredegar Corp.	49,228	758,111
Trinseo SA	77,602	1,719,660
Tronox Holdings plc, Class A	184,552	1,332,465

		60,444,927

Construction Materials (0.1%)
Forterra, Inc.*	41,372	461,711
Summit Materials, Inc., Class A*	233,570	3,755,806
United States Lime & Minerals, Inc.	3,361	283,803
US Concrete, Inc.*	31,570	782,936

		5,284,256

Containers & Packaging (0.2%)
Greif, Inc., Class A	49,678	1,709,420
Greif, Inc., Class B	12,118	506,896
Myers Industries, Inc.	73,997	1,076,657
O-I Glass, Inc.	309,436	2,778,735
Ranpak Holdings Corp.*	52,614	391,448
UFP Technologies, Inc.*	13,418	591,197

		7,054,353

Metals & Mining (1.3%)
Alcoa Corp.*	371,354	4,174,019
Allegheny Technologies, Inc.*	256,693	2,615,702
Arconic Corp.*	196,619	2,738,903
Caledonia Mining Corp. plc	19,657	340,459
Carpenter Technology Corp.	97,076	2,357,005
Century Aluminum Co.*	99,402	708,736
Cleveland-Cliffs, Inc. (x)	792,208	4,372,988
Coeur Mining, Inc.*	486,973	2,473,823
Commercial Metals Co.	235,736	4,809,014
Compass Minerals International, Inc.	68,274	3,328,358
Gold Resource Corp.	118,458	486,862
Haynes International, Inc.	24,748	578,113
Hecla Mining Co.	1,044,655	3,416,022
Kaiser Aluminum Corp.	30,466	2,242,907
Materion Corp.	39,307	2,416,988

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Novagold Resources, Inc.*	469,173	$4,307,008
Olympic Steel, Inc.	14,860	174,605
Ryerson Holding Corp.*	27,264	153,496
Schnitzer Steel Industries, Inc., Class A	55,021	970,571
SunCoke Energy, Inc.	175,497	519,471
TimkenSteel Corp.*	89,269	347,256
United States Steel Corp. (x)	436,839	3,153,978
Warrior Met Coal, Inc.	101,754	1,565,994
Worthington Industries, Inc.	75,859	2,829,541

		51,081,819

Paper & Forest Products (0.5%)
Boise Cascade Co.	78,777	2,962,803
Clearwater Paper Corp.*	30,605	1,105,759
Domtar Corp.	111,011	2,343,442
Louisiana-Pacific Corp.	224,295	5,753,167
Neenah, Inc.	32,998	1,632,081
P H Glatfelter Co.	87,499	1,404,359
Schweitzer-Mauduit International, Inc.	63,804	2,131,691
Verso Corp., Class A	71,906	859,996

		18,193,298

Total Materials		142,058,653

Real Estate (6.4%)
Equity Real Estate Investment Trusts (REITs) (5.7%)
Acadia Realty Trust (REIT)	169,172	2,195,853
Agree Realty Corp. (REIT)	104,129	6,842,317
Alexander & Baldwin, Inc. (REIT)	149,977	1,828,220
Alexander’s, Inc. (REIT)	4,326	1,042,133
Alpine Income Property Trust, Inc. (REIT)	13,221	214,973
American Assets Trust, Inc. (REIT)	100,747	2,804,796
American Finance Trust, Inc. (REIT)	227,550	1,805,609
Armada Hoffler Properties, Inc. (REIT)	117,174	1,165,881
Bluerock Residential Growth REIT, Inc. (REIT) (x)	51,974	419,950
BRT Apartments Corp. (REIT)	25,787	279,015
CareTrust REIT, Inc. (REIT)	187,165	3,211,751
CatchMark Timber Trust, Inc. (REIT), Class A	93,162	824,484
Chatham Lodging Trust (REIT)	105,710	646,945
CIM Commercial Trust Corp. (REIT)	25,495	274,836
City Office REIT, Inc. (REIT)	98,159	987,480
Clipper Realty, Inc. (REIT)	37,880	306,828
Colony Capital, Inc. (REIT)	969,840	2,327,616
Columbia Property Trust, Inc. (REIT)	227,973	2,995,565
Community Healthcare Trust, Inc. (REIT)	42,058	1,720,172
CoreCivic, Inc. (REIT)	235,316	2,202,558
CorEnergy Infrastructure Trust, Inc. (REIT)	28,108	257,188
CorePoint Lodging, Inc. (REIT)	95,332	401,348
DiamondRock Hospitality Co. (REIT)	396,852	2,194,592
Diversified Healthcare Trust (REIT)	445,749	1,972,439
Easterly Government Properties, Inc. (REIT)	149,149	3,448,325
EastGroup Properties, Inc. (REIT)	76,150	9,032,152
Essential Properties Realty Trust, Inc. (REIT)	185,358	2,750,713
Farmland Partners, Inc. (REIT) (x)	50,316	344,665
Four Corners Property Trust, Inc. (REIT)	142,620	3,479,928
Franklin Street Properties Corp. (REIT)	195,323	994,194
Front Yard Residential Corp. (REIT)	105,727	919,825
GEO Group, Inc. (The) (REIT)	232,996	2,756,343
Getty Realty Corp. (REIT)	69,632	2,066,678
Gladstone Commercial Corp. (REIT)	68,842	1,290,788
Gladstone Land Corp. (REIT)	32,778	519,859
Global Medical REIT, Inc. (REIT)	83,490	945,942
Global Net Lease, Inc. (REIT)	190,149	3,181,193
Healthcare Realty Trust, Inc. (REIT)	265,704	7,782,470
Hersha Hospitality Trust (REIT)	73,908	425,710
Independence Realty Trust, Inc. (REIT)	189,927	2,182,261
Industrial Logistics Properties Trust (REIT)	126,249	2,594,417
Innovative Industrial Properties, Inc. (REIT) (x)	33,194	2,921,736
Investors Real Estate Trust (REIT)	24,437	1,722,564
iStar, Inc. (REIT)	147,775	1,820,588
Jernigan Capital, Inc. (REIT) (x)	49,263	673,918
Kite Realty Group Trust (REIT)	164,282	1,895,814
Lexington Realty Trust (REIT)	506,095	5,339,302
LTC Properties, Inc. (REIT)	77,929	2,935,585
Macerich Co. (The) (REIT)	284,369	2,550,790
Mack-Cali Realty Corp. (REIT)	182,498	2,790,394
Monmouth Real Estate Investment Corp. (REIT)	185,359	2,685,852
National Health Investors, Inc. (REIT)	86,147	5,230,846
National Storage Affiliates Trust (REIT)	121,808	3,491,017
New Senior Investment Group, Inc. (REIT)	165,612	599,515
NexPoint Residential Trust, Inc. (REIT)	42,647	1,507,571
Office Properties Income Trust (REIT)	92,925	2,413,262
One Liberty Properties, Inc. (REIT)	37,538	661,420
Pebblebrook Hotel Trust (REIT)	264,617	3,614,668
Physicians Realty Trust (REIT)	402,888	7,058,598
Piedmont Office Realty Trust, Inc. (REIT), Class A	252,982	4,202,031
Plymouth Industrial REIT, Inc. (REIT)	26,645	341,056
PotlatchDeltic Corp. (REIT)	129,087	4,909,179
Preferred Apartment Communities, Inc. (REIT), Class A	100,906	766,886
PS Business Parks, Inc. (REIT)	39,743	5,261,973
QTS Realty Trust, Inc. (REIT), Class A	118,361	7,585,756

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Retail Opportunity Investments Corp. (REIT)	235,355	$2,666,572
Retail Properties of America, Inc. (REIT), Class A	429,867	3,146,626
Retail Value, Inc. (REIT)	37,607	464,823
RLJ Lodging Trust (REIT)	331,518	3,129,530
RPT Realty (REIT)	159,329	1,108,930
Ryman Hospitality Properties, Inc. (REIT)	100,834	3,488,856
Sabra Health Care REIT, Inc. (REIT)	411,449	5,937,209
Safehold, Inc. (REIT) (x)	33,905	1,949,198
Saul Centers, Inc. (REIT)	22,669	731,529
Seritage Growth Properties (REIT), Class A (x)*	72,644	828,142
Service Properties Trust (REIT)	119,119	844,554
SITE Centers Corp. (REIT)	308,143	2,495,958
STAG Industrial, Inc. (REIT)	297,133	8,711,940
Summit Hotel Properties, Inc. (REIT)	191,909	1,138,020
Sunstone Hotel Investors, Inc. (REIT)	441,419	3,597,565
Tanger Factory Outlet Centers, Inc. (REIT) (x)	180,857	1,289,510
Terreno Realty Corp. (REIT)	131,241	6,908,526
UMH Properties, Inc. (REIT)	66,073	854,324
Uniti Group, Inc. (REIT)	383,340	3,584,229
Universal Health Realty Income Trust (REIT)	25,236	2,006,010
Urban Edge Properties (REIT)	235,933	2,800,525
Urstadt Biddle Properties, Inc. (REIT), Class A	64,654	768,090
Washington REIT (REIT)	165,365	3,671,103
Whitestone REIT (REIT)	76,742	557,914
Xenia Hotels & Resorts, Inc. (REIT)	238,839	2,228,368

		221,526,384

Real Estate Management & Development (0.7%)
Altisource Portfolio Solutions SA*	9,726	143,361
American Realty Investors, Inc.*	4,332	38,945
CTO Realty Growth, Inc.	8,271	326,705
Cushman & Wakefield plc*	223,005	2,778,642
eXp World Holdings, Inc. (x)*	48,585	828,374
Forestar Group, Inc. (x)*	31,163	469,938
FRP Holdings, Inc.*	13,782	559,274
Griffin Industrial Realty, Inc.	4,144	224,480
Kennedy-Wilson Holdings, Inc.	247,564	3,767,924
Marcus & Millichap, Inc.*	46,107	1,330,648
Maui Land & Pineapple Co., Inc.*	10,742	119,236
Newmark Group, Inc., Class A	294,076	1,429,209
Rafael Holdings, Inc., Class B*	17,599	252,898
RE/MAX Holdings, Inc., Class A	36,663	1,152,318
Realogy Holdings Corp. (x)	229,613	1,701,432
Redfin Corp.*	190,232	7,972,623
RMR Group, Inc. (The), Class A	31,740	935,378
St Joe Co. (The)*	61,798	1,200,117
Stratus Properties, Inc.*	9,341	185,045
Tejon Ranch Co.*	41,172	592,877
Transcontinental Realty Investors, Inc. (x)*	2,233	67,035

		26,076,459

Total Real Estate		247,602,843

Utilities (3.3%)
Electric Utilities (0.8%)
ALLETE, Inc.	104,555	5,709,749
El Paso Electric Co.	80,640	5,402,880
Genie Energy Ltd., Class B	24,242	178,421
MGE Energy, Inc.	69,525	4,485,058
Otter Tail Corp.	79,652	3,089,701
PNM Resources, Inc.	158,501	6,092,778
Portland General Electric Co.	178,609	7,467,642
Spark Energy, Inc., Class A	33,857	239,369

		32,665,598

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A	63,895	2,909,778
Chesapeake Utilities Corp.	30,876	2,593,584
New Jersey Resources Corp.	190,267	6,212,218
Northwest Natural Holding Co.	60,672	3,384,891
ONE Gas, Inc.	103,072	7,941,698
RGC Resources, Inc.	12,226	295,502
South Jersey Industries, Inc.	184,711	4,615,928
Southwest Gas Holdings, Inc.	109,425	7,555,796
Spire, Inc.	99,090	6,511,204

		42,020,599

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	170,992	341,984
Clearway Energy, Inc., Class A	64,862	1,360,156
Clearway Energy, Inc., Class C	161,413	3,722,184
Ormat Technologies, Inc.	79,013	5,016,536
Sunnova Energy International, Inc.*	64,504	1,101,083
TerraForm Power, Inc., Class A	173,432	3,198,086

		14,740,029

Multi-Utilities (0.5%)
Avista Corp.	133,752	4,867,235
Black Hills Corp.	125,255	7,096,948
NorthWestern Corp.	101,749	5,547,356
Unitil Corp.	29,009	1,300,183

		18,811,722

Water Utilities (0.5%)
American States Water Co.	72,707	5,716,951
Artesian Resources Corp., Class A	15,658	568,229
Cadiz, Inc. (x)*	37,329	379,263
California Water Service Group	96,049	4,581,537
Consolidated Water Co. Ltd.	23,634	341,039
Global Water Resources, Inc.	18,972	199,965
Middlesex Water Co.	32,967	2,214,723
Pure Cycle Corp.*	36,585	336,216
SJW Group	52,642	3,269,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co. (The)	24,291	$1,164,996

		18,772,514

Total Utilities		127,010,462

Total Common Stocks (91.0%) (Cost $3,344,537,022)		3,501,966,135

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)(x)*	987	—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	4,193	—

Total Rights (0.0%) (Cost $—)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.6%)
BlackRock Liquidity FedFund, Institutional Share (xx)	15,000,000	15,000,000
JPMorgan Prime Money Market Fund, IM Shares	202,274,050	202,456,096

Total Investment Companies		217,456,096

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.2%)
Cantor Fitzgerald & Co., 0.09%, dated 6/30/20, due 7/1/20, repurchase price $26,803,057, collateralized by various U.S. Government Agency Securities, ranging from 0.640% - 9.500%, maturing 12/1/20 - 2/20/70; total market value $27,339,050. (xx)	$26,802,990	26,802,990
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $4,820,769, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $4,917,176. (xx)	4,820,756	4,820,756
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $1,091,666, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $1,113,493. (xx)	1,091,659	1,091,659
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $8,000,073, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $8,889,630. (xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $28,001,524, collateralized by various Common Stocks; total market value $31,117,374. (xx)	28,000,000	28,000,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $15,600,087, collateralized by various Common Stocks; total market value $17,336,177. (xx)	15,600,000	15,600,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $20,052,952, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $20,453,971. (xx)	20,052,913	20,052,913
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $20,000,311, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $20,400,000. (xx)	20,000,000	20,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $33,000,513, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $33,660,003. (xx)	33,000,000	33,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $3,700,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $4,111,505. (xx)	$3,700,000	$3,700,000

Total Repurchase Agreements		161,068,318

Total Short-Term Investments (9.8%) (Cost $378,374,113)		378,524,414

Total Investments in Securities (100.8%) (Cost $3,722,911,135)		3,880,490,549
Other Assets Less Liabilities (-0.8%)		(31,542,078)

Net Assets (100%)		$3,848,948,471

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $3,951,591 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $219,206,683. This was collateralized by $49,247,433 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $176,068,318 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	192,509	3,260,269	471,777	—	—	(357,363)	3,374,683	39,463	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	88,020	421,926	3,186,070	—	—	70,360	3,678,356	2,975	—

Total		3,682,195	3,657,847	—	—	(287,003)	7,053,039	42,438	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	361	9/2020	USD	25,948,680	(72,165)

					(72,165)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$88,211,046	$—	$—		$88,211,046
Consumer Discretionary	412,947,040	658,707	—		413,605,747
Consumer Staples	117,181,393	—	—		117,181,393
Energy	78,930,393	—	—		78,930,393
Financials	570,664,057	—	—	(a)	570,664,057
Health Care	722,335,472	—	—		722,335,472
Industrials	509,655,743	—	—		509,655,743
Information Technology	484,710,326	—	—		484,710,326
Materials	142,058,653	—	—		142,058,653
Real Estate	247,378,363	224,480	—		247,602,843
Utilities	127,010,462	—	—		127,010,462
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	217,456,096	—	—		217,456,096
Repurchase Agreements	—	161,068,318	—		161,068,318

Total Assets	$3,718,539,044	$161,951,505	$—		$3,880,490,549

Liabilities:
Futures	$(72,165)	$—	$—		$(72,165)

Total Liabilities	$(72,165)	$—	$—		$(72,165)

Total	$3,718,466,879	$161,951,505	$—		$3,880,418,384

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(72,165	)*

Total		$(72,165)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(48,374,766)	$(48,374,766)

Total	$(48,374,766)	$(48,374,766)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,987,033)	$(4,987,033)

Total	$(4,987,033)	$(4,987,033)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $272,909,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 12%)*	$934,590,747
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 36%)*	$527,865,175

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$720,083,629
Aggregate gross unrealized depreciation	(564,148,117)

Net unrealized appreciation	$155,935,512

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,724,482,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $7,011,911)	$7,053,039
Unaffiliated Issuers (Cost $3,554,830,906)	3,712,369,192
Repurchase Agreements (Cost $161,068,318)	161,068,318
Cash	141,352,022
Cash held as collateral at broker for futures	2,567,600
Due from Custodian	7,397,163
Receivable for securities sold	5,452,002
Dividends, interest and other receivables	3,171,209
Securities lending income receivable	411,115
Due from broker for futures variation margin	259,916
Receivable for Portfolio shares sold	211,630
Other assets	38,716

Total assets	4,041,351,922

LIABILITIES
Payable for return of collateral on securities loaned	176,068,318
Payable for securities purchased	13,310,041
Investment management fees payable	1,362,591
Payable for Portfolio shares redeemed	1,018,450
Administrative fees payable	394,645
Distribution fees payable – Class IB	95,931
Accrued expenses	153,475

Total liabilities	192,403,451

NET ASSETS	$3,848,948,471

Net assets were comprised of:
Paid in capital	$3,608,966,410
Total distributable earnings (loss)	239,982,061

Net assets	$3,848,948,471

Class IB
Net asset value, offering and redemption price per share, $468,296,530 / 26,122,747 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.93

Class K
Net asset value, offering and redemption price per share, $3,380,651,941 / 186,985,741 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.08

(x)	Includes value of securities on loan of $219,206,683.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($42,438 of dividend income received from affiliates) (net of $16,864 foreign withholding tax)	$24,136,045
Interest	651,922
Securities lending (net)	2,161,358

Total income	26,949,325

EXPENSES
Investment management fees	7,663,649
Administrative fees	2,152,612
Distribution fees – Class IB	586,248
Printing and mailing expenses	133,087
Custodian fees	77,909
Professional fees	77,649
Trustees’ fees	55,695
Miscellaneous	42,632

Total expenses	10,789,481

NET INVESTMENT INCOME (LOSS)	16,159,844

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	97,969,852
Futures contracts	(48,374,766)

Net realized gain (loss)	49,595,086

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(287,003) of change in unrealized appreciation (depreciation) from affiliates)	(527,567,089)
Futures contracts	(4,987,033)

Net change in unrealized appreciation (depreciation)	(532,554,122)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(482,959,036)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(466,799,192)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,159,844	$34,375,964
Net realized gain (loss)	49,595,086	204,347,042
Net change in unrealized appreciation (depreciation)	(532,554,122)	548,366,635

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(466,799,192)	787,089,641

Distributions to shareholders:
Class IB	—	(26,700,459)
Class K	—	(164,496,921)

Total distributions to shareholders	—	(191,197,380)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [861,131 and 697,375 shares, respectively]	14,172,507	13,650,709
Capital shares issued in reinvestment of dividends and distributions [0 and 1,318,576 shares, respectively]	—	26,700,459
Capital shares repurchased [(1,692,601) and (3,558,841) shares, respectively]	(30,612,147)	(71,165,189)

Total Class IB transactions	(16,439,640)	(30,814,021)

Class K
Capital shares sold [51,070,793 and 20,471,211 shares, respectively]	842,758,378	399,444,944
Capital shares issued in reinvestment of dividends and distributions [0 and 8,065,826 shares, respectively]	—	164,496,921
Capital shares repurchased [(23,533,786) and (23,401,369) shares, respectively]	(380,486,974)	(463,028,228)

Total Class K transactions	462,271,404	100,913,637

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	445,831,764	70,099,616

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,967,428)	665,991,877
NET ASSETS:
Beginning of period	3,869,915,899	3,203,924,022

End of period	$3,848,948,471	$3,869,915,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	January 1, 2015 to April 13, 2015‡
Net asset value, beginning of period	$18.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01
Net realized and unrealized gain (loss)	0.97

Total from investment operations	0.98

Net asset value, end of period	$19.91

Total return (b)	5.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%
Before waivers and reimbursements (a)(f)	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.13%
Before waivers and reimbursements (a)(f)	0.13%
Portfolio turnover rate^	20%

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$20.63		$17.43	$21.40	$20.03	$17.02	$18.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.15	0.15	0.11	0.12	0.06
Net realized and unrealized gain (loss)	(2.76)		4.09	(2.59)	2.62	3.37	(1.03)

Total from investment operations	(2.70)		4.24	(2.44)	2.73	3.49	(0.97)

Less distributions:
Dividends from net investment income	—		(0.17)	(0.16)	(0.13)	(0.12)	(0.06)
Distributions from net realized gains	—		(0.87)	(1.36)	(1.23)	(0.36)	(0.76)
Return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions	—		(1.04)	(1.53)	(1.36)	(0.48)	(0.82)

Net asset value, end of period	$17.93		$20.63	$17.43	$21.40	$20.03	$17.02

Total return (b)	(13.09)%		24.41%	(11.91)%	13.90%	20.49%	(5.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$468,297		$556,136	$496,605	$634,474	$628,298	$590,553
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.84%		0.83%	0.83%	0.84%	0.84%	0.85%
Before waivers and reimbursements (a)(f)	0.84%		0.83%	0.83%	0.84%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.71%		0.75%	0.66%	0.55%	0.69%	0.29%
Before waivers and reimbursements (a)(f)	0.71%		0.75%	0.66%	0.55%	0.68%	0.29%
Portfolio turnover rate^	17	%(z)	18%	19%	16%	18%	20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$20.78		$17.54	$21.54	$20.16	$17.12	$18.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.20	0.21	0.17	0.17	0.11
Net realized and unrealized gain (loss)	(2.79)		4.13	(2.62)	2.63	3.40	(1.05)

Total from investment operations	(2.70)		4.33	(2.41)	2.80	3.57	(0.94)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.22)	(0.19)	(0.17)	(0.10)
Distributions from net realized gains	—		(0.87)	(1.36)	(1.23)	(0.36)	(0.76)
Return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions	—		(1.09)	(1.59)	(1.42)	(0.53)	(0.86)

Net asset value, end of period	$18.08		$20.78	$17.54	$21.54	$20.16	$17.12

Total return (b)	(12.99)%		24.77%	(11.72)%	14.12%	20.86%	(4.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,380,652		$3,313,780	$2,707,319	$2,870,504	$2,490,931	$1,980,593
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59%		0.58%	0.58%	0.59%	0.59%	0.60%
Before waivers and reimbursements (a)(f)	0.59%		0.58%	0.58%	0.59%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.96%		1.00%	0.93%	0.80%	0.95%	0.56%
Before waivers and reimbursements (a)(f)	0.96%		1.00%	0.93%	0.80%	0.94%	0.56%
Portfolio turnover rate^	17	%(z)	18%	19%	16%	18%	20%
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Financials	$338,142,573	14.4%
Industrials	305,114,342	13.0
Health Care	303,887,233	13.0
Consumer Staples	252,844,610	10.8
Consumer Discretionary	238,574,463	10.2
Information Technology	175,523,128	7.5
Materials	153,290,632	6.5
Communication Services	114,216,290	4.9
Utilities	84,890,228	3.6
Energy	71,123,882	3.0
Real Estate	66,684,322	2.8
Repurchase Agreements	37,908,327	1.6
Investment Company	1,000,000	0.1
Cash and Other	201,081,548	8.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$883.04	$4.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.32
Class K
Actual	1,000.00	884.36	2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	3.07

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (6.9%)
Afterpay Ltd.*	33,162	$1,429,225
AGL Energy Ltd.	104,882	1,236,984
AMP Ltd.*	519,688	666,269
Ampol Ltd.	37,687	765,585
APA Group	189,864	1,462,023
Aristocrat Leisure Ltd.	89,784	1,587,840
ASX Ltd.	31,974	1,889,374
Aurizon Holdings Ltd.	321,134	1,093,375
AusNet Services	286,920	330,966
Australia & New Zealand Banking Group Ltd.	455,318	5,892,355
BHP Group Ltd.	472,925	11,736,474
BHP Group plc	339,070	6,960,992
BlueScope Steel Ltd.	85,349	692,227
Brambles Ltd.	241,995	1,820,494
CIMIC Group Ltd.	14,096	236,155
Coca-Cola Amatil Ltd.	90,658	543,444
Cochlear Ltd.	10,018	1,307,148
Coles Group Ltd.	209,635	2,490,241
Commonwealth Bank of Australia	284,193	13,686,579
Computershare Ltd.	79,899	734,178
Crown Resorts Ltd.	66,035	441,304
CSL Ltd.	72,866	14,445,903
Dexus (REIT)	179,957	1,146,796
Evolution Mining Ltd.	250,489	1,001,406
Fortescue Metals Group Ltd.	277,950	2,666,988
Glencore plc*	1,590,131	3,365,752
Goodman Group (REIT)	270,095	2,779,757
GPT Group (The) (REIT)	316,278	914,350
Insurance Australia Group Ltd.	361,871	1,446,535
Lendlease Group	108,561	931,677
Macquarie Group Ltd.	53,980	4,443,302
Magellan Financial Group Ltd.	20,943	852,446
Medibank Pvt Ltd.	421,864	872,795
Mirvac Group (REIT)	639,397	962,456
National Australia Bank Ltd.	513,109	6,487,245
Newcrest Mining Ltd.	132,605	2,956,462
Northern Star Resources Ltd.	124,705	1,187,008
Oil Search Ltd.	307,978	678,213
Orica Ltd.	70,106	806,016
Origin Energy Ltd.	274,844	1,113,363
Qantas Airways Ltd.	105,752	277,042
QBE Insurance Group Ltd.	228,260	1,403,248
Ramsay Health Care Ltd.	30,153	1,389,861
REA Group Ltd.	8,106	606,693
Rio Tinto Ltd.	59,316	4,022,114
Rio Tinto plc	180,073	10,132,696
Santos Ltd.	296,001	1,088,369
Scentre Group (REIT)	819,893	1,234,588
SEEK Ltd.	54,896	833,195
Sonic Healthcare Ltd.	70,607	1,490,589
South32 Ltd.	827,730	1,172,056
Stockland (REIT)	401,092	921,288
Suncorp Group Ltd.	206,965	1,325,066
Sydney Airport	163,015	639,157
Tabcorp Holdings Ltd.	350,282	820,277
Telstra Corp. Ltd.	676,735	1,464,974
TPG Telecom Ltd.*	57,915	355,708
Transurban Group	438,669	4,283,641
Treasury Wine Estates Ltd.	121,493	879,495

Tuas Ltd.*	28,958	13,489
Vicinity Centres (REIT)	475,722	471,752
Washington H Soul Pattinson & Co. Ltd. (x)	15,028	203,783
Wesfarmers Ltd.	182,026	5,653,672
Westpac Banking Corp.	579,817	7,222,507
WiseTech Global Ltd.	20,729	277,241
Woodside Petroleum Ltd.	147,565	2,217,709
Woolworths Group Ltd.	202,475	5,221,421

		161,683,333

Austria (0.2%)
ANDRITZ AG	10,219	371,645
Erste Group Bank AG	43,560	1,023,623
OMV AG*	24,340	812,653
Raiffeisen Bank International AG*	27,199	483,802
Verbund AG(x)	11,840	529,544
voestalpine AG(x)	17,026	365,800

		3,587,067

Belgium (0.8%)
Ageas SA/NV	29,304	1,036,420
Anheuser-Busch InBev SA/NV	122,324	6,028,936
Colruyt SA	7,686	422,641
Elia Group SA/NV	4,788	519,170
Galapagos NV*	6,533	1,282,486
Groupe Bruxelles Lambert SA	12,541	1,050,787
KBC Group NV	41,007	2,348,633
Proximus SADP	26,242	534,365
Sofina SA	2,394	631,313
Solvay SA	12,165	972,708
Telenet Group Holding NV	6,702	275,595
UCB SA	20,993	2,429,916
Umicore SA(x)	32,192	1,513,644

		19,046,614

Chile (0.0%)
Antofagasta plc	67,368	781,283

China (0.5%)
BeiGene Ltd. (ADR)*	6,104	1,149,994
BOC Hong Kong Holdings Ltd.	580,000	1,841,538
Budweiser Brewing Co. APAC Ltd. (m)	267,900	778,321
Prosus NV*	78,246	7,262,035
Wilmar International Ltd.	302,800	891,837
Yangzijiang Shipbuilding Holdings Ltd.	336,527	224,842

		12,148,567

Denmark (2.1%)
Ambu A/S, Class B	25,311	795,544
AP Moller – Maersk A/S, Class A	555	601,941
AP Moller – Maersk A/S, Class B	1,034	1,203,694
Carlsberg A/S, Class B	17,558	2,319,411
Chr Hansen Holding A/S	16,556	1,706,606
Coloplast A/S, Class B	18,837	2,920,277
Danske Bank A/S*	107,486	1,429,667
Demant A/S*	19,164	505,018
DSV Panalpina A/S	33,799	4,123,334
Genmab A/S*	10,681	3,573,022
GN Store Nord A/S	19,881	1,058,588
H Lundbeck A/S	10,070	378,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Novo Nordisk A/S, Class B	284,064	$18,382,116
Novozymes A/S, Class B	33,437	1,932,297
Orsted A/S(m)	30,107	3,472,233
Pandora A/S	16,511	896,328
Tryg A/S	18,861	545,701
Vestas Wind Systems A/S	32,647	3,321,999

		49,166,251

Finland (1.1%)
Elisa OYJ	22,333	1,357,512
Fortum OYJ	72,900	1,383,010
Kone OYJ, Class B	54,243	3,727,404
Metso OYJ	16,145	528,343
Neste OYJ	66,751	2,606,941
Nokia OYJ	903,624	3,957,286
Nordea Bank Abp (Aquis Stock Exchange)	6,394	44,102
Nordea Bank Abp (Turquoise Stock Exchange)	510,323	3,517,095
Orion OYJ, Class B	16,367	791,288
Sampo OYJ, Class A	77,312	2,656,143
Stora Enso OYJ, Class R	97,018	1,156,964
UPM-Kymmene OYJ	87,604	2,528,078
Wartsila OYJ Abp	78,581	648,649

		24,902,815

France (9.5%)
Accor SA*	29,423	798,335
Aeroports de Paris	5,218	534,974
Air Liquide SA	75,952	10,943,841
Airbus SE*	94,297	6,710,058
Alstom SA	31,492	1,462,741
Amundi SA (m)*	9,453	739,404
Arkema SA	11,319	1,080,931
Atos SE*	16,179	1,377,058
AXA SA (x)‡	310,508	6,480,027
BioMerieux	6,820	936,388
BNP Paribas SA*	180,577	7,158,632
Bollore SA	124,405	390,171
Bouygues SA*	37,406	1,275,991
Bureau Veritas SA*	45,850	966,023
Capgemini SE	26,406	3,020,597
Carrefour SA	97,294	1,501,958
Casino Guichard Perrachon SA*	7,900	292,612
Cie de Saint-Gobain*	81,876	2,942,831
Cie Generale des Etablissements Michelin SCA (x)	27,853	2,885,467
CNP Assurances*	26,843	308,463
Covivio (REIT)	6,969	504,365
Credit Agricole SA*	186,905	1,765,459
Danone SA	99,134	6,850,310
Dassault Aviation SA*	394	362,770
Dassault Systemes SE	20,956	3,611,635
Edenred	40,421	1,765,866
Eiffage SA*	12,903	1,178,130
Electricite de France SA	95,145	876,183
Engie SA*	291,317	3,595,820
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	11,323	1,454,490
EssilorLuxottica SA (Turquoise Stock Exchange)*	34,334	4,400,568
Eurazeo SE*	5,700	291,893

Faurecia SE*	13,085	510,155
Gecina SA (REIT) (x)	7,527	929,154
Getlink SE*	73,803	1,063,651
Hermes International	5,069	4,230,704
Icade (REIT)	4,568	317,815
Iliad SA (x)	2,169	422,749
Ingenico Group SA*	9,490	1,511,198
Ipsen SA	5,530	469,569
JCDecaux SA*	15,484	287,594
Kering SA	12,164	6,607,116
Klepierre SA (REIT) (x)	33,696	670,447
La Francaise des Jeux SAEM (m)	13,236	407,866
Legrand SA	42,350	3,213,434
L’Oreal SA	40,320	12,926,193
LVMH Moet Hennessy Louis Vuitton SE	44,592	19,531,247
Natixis SA*	136,940	356,793
Orange SA	318,438	3,804,117
Orpea	8,008	924,956
Pernod Ricard SA	34,088	5,357,588
Peugeot SA*	95,940	1,557,354
Publicis Groupe SA	33,154	1,071,762
Remy Cointreau SA (x)	3,572	486,019
Renault SA*	32,912	833,082
Safran SA*	51,444	5,146,061
Sanofi	181,162	18,431,250
Sartorius Stedim Biotech	4,438	1,120,213
Schneider Electric SE	88,759	9,840,508
SCOR SE*	27,430	750,693
SEB SA	3,987	658,288
Societe Generale SA*	133,246	2,216,798
Sodexo SA	14,521	980,898
Suez SA	52,056	609,505
Teleperformance*	9,222	2,337,996
Thales SA	17,032	1,373,859
TOTAL SA (x)	396,819	15,114,680
Ubisoft Entertainment SA*	14,113	1,162,342
Unibail-Rodamco-Westfield (REIT) (x)	22,581	1,270,154
Valeo SA	37,615	985,293
Veolia Environnement SA	84,949	1,908,019
Vinci SA	82,723	7,607,106
Vivendi SA	131,964	3,382,393
Wendel SE	3,922	373,432
Worldline SA (m)*	21,415	1,850,188

		223,074,230

Germany (8.2%)
adidas AG*	30,566	7,996,669
Allianz SE (Registered)	66,973	13,660,734
Aroundtown SA*	179,212	1,025,763
BASF SE	147,452	8,239,612
Bayer AG (Registered)	157,718	11,576,435
Bayerische Motoren Werke AG	52,670	3,355,561
Bayerische Motoren Werke AG (Preference) (q)	9,828	475,631
Beiersdorf AG	16,087	1,825,149
Brenntag AG	25,450	1,336,049
Carl Zeiss Meditec AG	6,965	678,656
Commerzbank AG*	170,830	760,565
Continental AG	17,715	1,730,308
Covestro AG (m)	28,535	1,082,939
Daimler AG (Registered)	137,401	5,569,349
Delivery Hero SE (m)*	19,954	2,033,057

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Deutsche Bank AG (Registered)*	311,292	$2,951,666
Deutsche Boerse AG	30,502	5,513,205
Deutsche Lufthansa AG (Registered)*	36,165	362,424
Deutsche Post AG (Registered)	158,806	5,793,191
Deutsche Telekom AG (Registered)	535,080	8,950,501
Deutsche Wohnen SE	53,685	2,408,345
E.ON SE	359,120	4,037,500
Evonik Industries AG	34,419	871,944
Fraport AG Frankfurt Airport Services Worldwide*	6,127	266,976
Fresenius Medical Care AG & Co. KGaA	33,722	2,875,059
Fresenius SE & Co. KGaA	66,512	3,283,087
FUCHS PETROLUB SE (Preference) (q)	12,117	486,080
GEA Group AG	23,800	751,112
Hannover Rueck SE	9,777	1,681,671
HeidelbergCement AG	24,425	1,301,399
Henkel AG & Co. KGaA	16,352	1,358,947
Henkel AG & Co. KGaA (Preference) (q)	28,105	2,612,787
HOCHTIEF AG	3,646	322,702
Infineon Technologies AG	200,665	4,690,203
KION Group AG	9,955	611,135
Knorr-Bremse AG*	8,099	819,458
LANXESS AG	14,314	752,418
LEG Immobilien AG	11,445	1,452,019
Merck KGaA	21,213	2,459,213
METRO AG	28,862	272,675
MTU Aero Engines AG	8,715	1,506,185
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	23,169	6,012,941
Nemetschek SE	8,895	610,305
Porsche Automobil Holding SE (Preference) (q)*	25,202	1,444,330
Puma SE*	13,666	1,053,861
RWE AG	92,790	3,246,152
SAP SE	167,640	23,334,743
Sartorius AG (Preference) (q)	5,594	1,837,776
Scout24 AG (m)	17,878	1,389,572
Siemens AG (Registered)	122,812	14,426,451
Siemens Healthineers AG (m)	24,620	1,179,098
Symrise AG	20,161	2,339,073
TeamViewer AG (m)*	22,047	1,202,848
Telefonica Deutschland Holding AG	147,959	436,438
thyssenkrupp AG*	59,572	421,294
Uniper SE	33,438	1,079,133
United Internet AG (Registered)	17,098	721,477
Volkswagen AG	4,920	789,692
Volkswagen AG (Preference) (q)	29,732	4,496,317
Vonovia SE	82,703	5,066,126
Zalando SE (m)*	24,901	1,751,259

		192,577,265

Hong Kong (2.6%)
AIA Group Ltd.	1,940,812	18,063,270
ASM Pacific Technology Ltd.	52,800	558,051
Bank of East Asia Ltd. (The)	206,800	472,710

CK Asset Holdings Ltd.	424,152	2,522,206
CK Infrastructure Holdings Ltd.	104,500	538,411
CLP Holdings Ltd.	269,500	2,639,146
Dairy Farm International Holdings Ltd.	46,300	215,621
Hang Lung Properties Ltd.	315,000	746,755
Hang Seng Bank Ltd.	120,000	2,026,113
Henderson Land Development Co. Ltd.	239,025	905,166
HK Electric Investments & HK Electric Investments Ltd. (m)	430,500	447,218
HKT Trust & HKT Ltd.	591,013	868,723
Hong Kong & China Gas Co. Ltd.	1,749,688	2,705,712
Hong Kong Exchanges & Clearing Ltd.	192,358	8,198,046
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	168,400	663,496
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	26,400	109,271
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,162,280
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	6,600	275,811
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	29,300	610,612
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	7,800	168,364
Kerry Properties Ltd.	106,000	273,862
Link REIT (REIT)	327,500	2,672,333
Melco Resorts & Entertainment Ltd. (ADR)	37,023	574,597
MTR Corp. Ltd.	245,500	1,269,812
New World Development Co. Ltd.	254,621	1,210,243
NWS Holdings Ltd.	232,314	200,715
PCCW Ltd.	639,000	364,602
Power Assets Holdings Ltd.	224,500	1,219,111
Sino Land Co. Ltd.	483,172	608,367
Sun Hung Kai Properties Ltd.	214,000	2,727,257
Swire Pacific Ltd., Class A	73,000	386,131
Swire Properties Ltd.	174,000	441,876
Techtronic Industries Co. Ltd.	226,000	2,204,795
WH Group Ltd. (m)	1,501,000	1,288,137
Wharf Real Estate Investment Co. Ltd. (x)	273,900	1,307,162

		60,645,982

Ireland (0.6%)
AerCap Holdings NV*	21,607	665,496
CRH plc	125,888	4,305,736
Flutter Entertainment plc	24,560	3,223,822
Kerry Group plc, Class A	26,075	3,243,911
Kingspan Group plc	25,149	1,618,450
Smurfit Kappa Group plc	37,095	1,237,886

		14,295,301

Israel (0.5%)
Azrieli Group Ltd.	6,702	303,565
Bank Hapoalim BM	186,274	1,115,704
Bank Leumi Le-Israel BM	223,553	1,126,434
Check Point Software Technologies Ltd.*	18,115	1,946,094
Elbit Systems Ltd.	4,518	621,811

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

ICL Group Ltd.	127,925	$380,798
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	170,994	523,221
Mizrahi Tefahot Bank Ltd.	21,635	407,230
Nice Ltd.*	10,198	1,926,402
Teva Pharmaceutical Industries Ltd. (ADR)*	173,056	2,133,780
Wix.com Ltd.*	8,396	2,151,223

		12,636,264

Italy (1.9%)
Assicurazioni Generali SpA	180,357	2,725,655
Atlantia SpA*	81,324	1,304,312
Davide Campari-Milano SpA	99,450	836,962
DiaSorin SpA	3,911	748,130
Enel SpA	1,305,720	11,249,006
Eni SpA	406,811	3,873,765
Ferrari NV	20,061	3,418,294
FinecoBank Banca Fineco SpA*	88,392	1,191,092
Infrastrutture Wireless Italiane SpA (m)	37,216	372,677
Intesa Sanpaolo SpA*	2,386,314	4,558,724
Leonardo SpA	57,026	377,288
Mediobanca Banca di Credito Finanziario SpA	105,498	755,913
Moncler SpA*	30,422	1,161,592
Nexi SpA (m)*	58,185	1,005,117
Pirelli & C SpA (m)*	78,270	331,499
Poste Italiane SpA (m)	85,872	745,643
Prysmian SpA	37,660	871,177
Recordati SpA	17,551	875,689
Snam SpA	327,003	1,590,493
Telecom Italia SpA (Aquis Stock Exchange)	879,274	340,379
Telecom Italia SpA (Turquoise Stock Exchange)	1,320,560	518,166
Terna Rete Elettrica Nazionale SpA	227,793	1,563,947
UniCredit SpA*	336,705	3,091,150

		43,506,670

Japan (22.8%)
ABC-Mart, Inc.	4,700	274,979
Acom Co. Ltd.	50,400	192,109
Advantest Corp.	32,300	1,834,668
Aeon Co. Ltd.	107,300	2,492,270
Aeon Mall Co. Ltd.	13,230	175,514
AGC, Inc. (x)	31,700	901,760
Air Water, Inc.	31,700	447,132
Aisin Seiki Co. Ltd.	27,500	801,397
Ajinomoto Co., Inc.	72,300	1,201,191
Alfresa Holdings Corp.	32,600	678,668
Amada Co. Ltd.	48,000	392,331
ANA Holdings, Inc. (x)*	20,000	454,849
Aozora Bank Ltd. (x)	16,700	290,725
Asahi Group Holdings Ltd. (x)	63,500	2,224,611
Asahi Intecc Co. Ltd.	33,000	937,706
Asahi Kasei Corp.	195,900	1,591,602
Astellas Pharma, Inc.	298,900	4,975,677
Bandai Namco Holdings, Inc.	33,100	1,739,607
Bank of Kyoto Ltd. (The)	8,600	304,764
Benesse Holdings, Inc.	10,300	276,981

Bridgestone Corp. (x)	84,600	2,722,022
Brother Industries Ltd.	33,400	601,849
Calbee, Inc.	14,900	412,014
Canon, Inc. (x)	159,100	3,165,292
Casio Computer Co. Ltd.	30,200	524,094
Central Japan Railway Co.	23,000	3,560,344
Chiba Bank Ltd. (The)	95,600	450,616
Chubu Electric Power Co., Inc.	100,900	1,269,148
Chugai Pharmaceutical Co. Ltd.	107,700	5,757,327
Chugoku Electric Power Co., Inc. (The) (x)	48,200	643,586
Coca-Cola Bottlers Japan, Inc.	17,900	324,427
Concordia Financial Group Ltd.	166,700	533,653
Cosmos Pharmaceutical Corp.	3,100	475,112
CyberAgent, Inc.	15,200	745,657
Dai Nippon Printing Co. Ltd.	41,300	945,939
Daicel Corp.	38,200	295,168
Daifuku Co. Ltd.	16,400	1,432,825
Dai-ichi Life Holdings, Inc.	177,000	2,108,029
Daiichi Sankyo Co. Ltd.	91,100	7,439,834
Daikin Industries Ltd.	40,000	6,432,247
Daito Trust Construction Co. Ltd.	10,000	918,802
Daiwa House Industry Co. Ltd.	92,900	2,191,106
Daiwa House REIT Investment Corp. (REIT)	308	725,399
Daiwa Securities Group, Inc.	221,900	925,709
Denso Corp.	68,200	2,660,576
Dentsu Group, Inc. (x)	35,481	841,619
Disco Corp.	4,700	1,137,982
East Japan Railway Co.	48,109	3,333,945
Eisai Co. Ltd.	40,000	3,170,629
Electric Power Development Co. Ltd.	20,000	379,184
ENEOS Holdings, Inc.	506,790	1,795,654
FamilyMart Co. Ltd.	43,500	746,502
FANUC Corp.	31,100	5,557,342
Fast Retailing Co. Ltd.	9,400	5,382,032
Fuji Electric Co. Ltd.	21,200	579,423
FUJIFILM Holdings Corp.	59,100	2,528,812
Fujitsu Ltd.	31,300	3,663,794
Fukuoka Financial Group, Inc.	30,200	476,619
GLP J-Reit (REIT)	561	814,634
GMO Payment Gateway, Inc.	7,000	729,463
Hakuhodo DY Holdings, Inc.	42,000	499,130
Hamamatsu Photonics KK	23,400	1,013,291
Hankyu Hanshin Holdings, Inc.	36,700	1,240,483
Hikari Tsushin, Inc.	3,600	819,862
Hino Motors Ltd.	52,300	353,316
Hirose Electric Co. Ltd.	4,824	528,798
Hisamitsu Pharmaceutical Co., Inc.	7,600	409,544
Hitachi Construction Machinery Co. Ltd.	18,400	508,929
Hitachi Ltd.	155,300	4,902,734
Hitachi Metals Ltd.	31,200	371,459
Honda Motor Co. Ltd.	261,700	6,690,559
Hoshizaki Corp.	7,900	676,935
Hoya Corp.	60,700	5,812,934
Hulic Co. Ltd. (x)	53,700	508,619
Idemitsu Kosan Co. Ltd.	33,777	716,605
Iida Group Holdings Co. Ltd.	20,800	318,553
Inpex Corp. (x)	166,400	1,030,177
Isetan Mitsukoshi Holdings Ltd.	46,500	266,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Isuzu Motors Ltd.	91,800	$828,984
Ito En Ltd.	8,200	462,273
ITOCHU Corp.	216,200	4,655,896
Itochu Techno-Solutions Corp.	14,200	532,180
Japan Airlines Co. Ltd.	16,538	298,104
Japan Airport Terminal Co. Ltd.	9,200	391,841
Japan Exchange Group, Inc.	81,400	1,880,368
Japan Post Bank Co. Ltd.	63,200	469,967
Japan Post Holdings Co. Ltd.	247,300	1,758,543
Japan Post Insurance Co. Ltd.	32,300	423,473
Japan Prime Realty Investment Corp. (REIT) (x)	122	359,568
Japan Real Estate Investment Corp. (REIT)	216	1,107,884
Japan Retail Fund Investment Corp. (REIT)	460	574,394
Japan Tobacco, Inc. (x)	191,700	3,556,772
JFE Holdings, Inc.	84,200	603,085
JGC Holdings Corp.	32,500	342,088
JSR Corp.	33,900	654,210
JTEKT Corp.	29,500	229,230
Kajima Corp.	76,500	911,172
Kakaku.com, Inc.	20,200	511,512
Kamigumi Co. Ltd.	17,500	343,214
Kansai Electric Power Co., Inc. (The)	111,100	1,076,507
Kansai Paint Co. Ltd.	30,700	647,070
Kao Corp.	77,400	6,127,548
Kawasaki Heavy Industries Ltd.	20,600	296,393
KDDI Corp.	264,700	7,936,462
Keihan Holdings Co. Ltd.	14,999	668,079
Keikyu Corp.	34,000	520,443
Keio Corp.	16,900	965,238
Keisei Electric Railway Co. Ltd.	22,300	698,134
Keyence Corp.	29,240	12,208,350
Kikkoman Corp.	24,400	1,175,023
Kintetsu Group Holdings Co. Ltd.	28,000	1,257,617
Kirin Holdings Co. Ltd. (x)	130,000	2,741,561
Kobayashi Pharmaceutical Co. Ltd.	8,400	737,963
Kobe Bussan Co. Ltd.	9,500	535,546
Koito Manufacturing Co. Ltd.	17,600	708,487
Komatsu Ltd.	138,400	2,829,553
Konami Holdings Corp.	16,700	556,299
Kose Corp.	5,600	673,271
Kubota Corp.	163,100	2,432,379
Kuraray Co. Ltd. (x)	47,200	492,570
Kurita Water Industries Ltd.	14,100	391,207
Kyocera Corp.	50,800	2,764,107
Kyowa Kirin Co. Ltd. (x)	41,800	1,096,721
Kyushu Electric Power Co., Inc.	67,600	567,117
Kyushu Railway Co.	23,300	604,499
Lasertec Corp.	11,700	1,103,250
Lawson, Inc.	7,700	386,081
LINE Corp.*	8,700	437,455
Lion Corp.	37,800	906,250
LIXIL Group Corp.	46,000	642,856
M3, Inc.	69,800	2,968,335
Makita Corp.	36,800	1,336,465
Marubeni Corp.	272,900	1,234,426
Marui Group Co. Ltd.	32,400	585,111
Maruichi Steel Tube Ltd.	8,900	221,067

Mazda Motor Corp.	83,900	503,052
McDonald’s Holdings Co. Japan Ltd. (x)	10,276	554,357
Mebuki Financial Group, Inc.	135,050	313,066
Medipal Holdings Corp.	27,100	521,709
Meiji Holdings Co. Ltd.	18,122	1,441,108
Mercari, Inc.*	14,400	445,001
Minebea Mitsumi, Inc.	56,800	1,029,835
MISUMI Group, Inc.	47,300	1,181,749
Mitsubishi Chemical Holdings Corp.	200,200	1,165,171
Mitsubishi Corp.	216,900	4,566,397
Mitsubishi Electric Corp.	291,400	3,783,927
Mitsubishi Estate Co. Ltd.	187,200	2,783,761
Mitsubishi Gas Chemical Co., Inc.	24,000	363,054
Mitsubishi Heavy Industries Ltd.	51,199	1,207,812
Mitsubishi Materials Corp.	17,400	367,213
Mitsubishi Motors Corp.	95,600	235,953
Mitsubishi UFJ Financial Group, Inc.	1,962,400	7,675,290
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	280,668
Mitsui & Co. Ltd.	264,800	3,915,595
Mitsui Chemicals, Inc.	27,900	581,529
Mitsui Fudosan Co. Ltd.	147,100	2,606,485
Miura Co. Ltd.	13,600	565,497
Mizuho Financial Group, Inc.	3,872,635	4,748,924
MonotaRO Co. Ltd.	20,600	825,094
MS&AD Insurance Group Holdings, Inc.	73,080	2,006,964
Murata Manufacturing Co. Ltd.	92,200	5,402,383
Nabtesco Corp. (x)	17,600	542,154
Nagoya Railroad Co. Ltd.	30,000	846,847
NEC Corp.	39,500	1,894,296
Nexon Co. Ltd.	77,300	1,745,877
NGK Insulators Ltd.	44,200	610,307
NGK Spark Plug Co. Ltd.	28,900	414,053
NH Foods Ltd.	12,100	485,464
Nidec Corp.	71,700	4,787,186
Nihon M&A Center, Inc.	23,200	1,047,977
Nikon Corp.	47,100	394,132
Nintendo Co. Ltd.	18,000	8,009,370
Nippon Building Fund, Inc. (REIT) (x)	209	1,189,683
Nippon Express Co. Ltd.	11,700	605,587
Nippon Paint Holdings Co. Ltd.	23,300	1,691,021
Nippon Prologis REIT, Inc. (REIT)	259	787,148
Nippon Shinyaku Co. Ltd.	7,900	642,388
Nippon Steel Corp.	126,308	1,187,891
Nippon Telegraph & Telephone Corp.	206,696	4,811,923
Nippon Yusen KK	24,000	337,684
Nissan Chemical Corp.	19,200	983,470
Nissan Motor Co. Ltd.	378,400	1,401,570
Nisshin Seifun Group, Inc.	29,315	437,370
Nissin Foods Holdings Co. Ltd.	10,500	929,375
Nitori Holdings Co. Ltd.	13,100	2,565,705
Nitto Denko Corp.	26,000	1,471,220
Nomura Holdings, Inc.	516,100	2,309,703
Nomura Real Estate Holdings, Inc.	19,300	358,281
Nomura Real Estate Master Fund, Inc. (REIT)	682	819,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Nomura Research Institute Ltd.	49,998	$1,364,265
NSK Ltd.	51,800	384,139
NTT Data Corp.	101,400	1,128,248
NTT DOCOMO, Inc.	187,400	4,999,165
Obayashi Corp.	106,600	996,870
Obic Co. Ltd.	11,500	2,022,243
Odakyu Electric Railway Co. Ltd.	46,100	1,133,109
Oji Holdings Corp.	128,600	597,417
Olympus Corp.	185,300	3,568,922
Omron Corp.	30,600	2,050,102
Ono Pharmaceutical Co. Ltd.	60,700	1,765,603
Oracle Corp.	5,900	696,173
Oriental Land Co. Ltd.	32,000	4,225,343
ORIX Corp.	209,300	2,580,737
Orix JREIT, Inc. (REIT)	429	563,006
Osaka Gas Co. Ltd.	61,700	1,217,148
Otsuka Corp.	17,200	905,948
Otsuka Holdings Co. Ltd.	61,700	2,689,130
Pan Pacific International Holdings Corp.	64,400	1,412,340
Panasonic Corp.	350,500	3,055,384
Park24 Co. Ltd.	17,200	294,342
PeptiDream, Inc.*	16,200	742,162
Persol Holdings Co. Ltd.	32,600	447,787
Pigeon Corp. (x)	20,000	773,243
Pola Orbis Holdings, Inc. (x)	14,900	259,194
Rakuten, Inc.	138,000	1,213,561
Recruit Holdings Co. Ltd.	204,200	6,980,393
Renesas Electronics Corp.*	119,900	613,515
Resona Holdings, Inc.	352,605	1,203,195
Ricoh Co. Ltd.	112,500	802,794
Rinnai Corp.	6,100	507,883
Rohm Co. Ltd.	14,600	967,560
Ryohin Keikaku Co. Ltd.	40,000	566,092
Santen Pharmaceutical Co. Ltd.	60,300	1,108,462
SBI Holdings, Inc.	38,120	823,625
SCSK Corp.	8,100	393,588
Secom Co. Ltd.	33,300	2,909,425
Sega Sammy Holdings, Inc.	27,800	332,588
Seibu Holdings, Inc.	39,200	425,646
Seiko Epson Corp.	42,500	486,304
Sekisui Chemical Co. Ltd.	60,900	871,071
Sekisui House Ltd.	99,000	1,884,741
Seven & i Holdings Co. Ltd.	120,600	3,935,654
Seven Bank Ltd.	114,700	313,751
SG Holdings Co. Ltd.	24,900	812,415
Sharp Corp.	30,400	323,346
Shimadzu Corp.	36,400	968,291
Shimamura Co. Ltd.	3,200	216,604
Shimano, Inc.	12,200	2,346,440
Shimizu Corp.	83,600	686,293
Shin-Etsu Chemical Co. Ltd.	56,900	6,651,525
Shinsei Bank Ltd.	24,200	291,418
Shionogi & Co. Ltd.	42,500	2,660,476
Shiseido Co. Ltd.	64,000	4,057,604
Shizuoka Bank Ltd. (The)	66,000	424,222
Showa Denko KK (x)	23,100	517,899
SMC Corp.	9,100	4,644,643
Softbank Corp.	306,000	3,894,869
SoftBank Group Corp.	251,600	12,677,565
Sohgo Security Services Co. Ltd.	12,600	586,518
Sompo Holdings, Inc.	53,625	1,844,148

Sony Corp.	204,400	13,997,583
Sony Financial Holdings, Inc.	25,000	601,698
Square Enix Holdings Co. Ltd.	15,500	781,745
Stanley Electric Co. Ltd.	20,200	486,448
Subaru Corp.	101,300	2,106,645
SUMCO Corp. (x)	42,200	646,045
Sumitomo Chemical Co. Ltd.	232,200	693,902
Sumitomo Corp.	195,100	2,234,220
Sumitomo Dainippon Pharma Co. Ltd.	31,700	438,222
Sumitomo Electric Industries Ltd.	125,000	1,437,767
Sumitomo Heavy Industries Ltd.	19,400	422,205
Sumitomo Metal Mining Co. Ltd.	38,399	1,072,168
Sumitomo Mitsui Financial Group, Inc.	209,397	5,888,902
Sumitomo Mitsui Trust Holdings, Inc.	55,468	1,556,734
Sumitomo Realty & Development Co. Ltd.	48,100	1,322,625
Sumitomo Rubber Industries Ltd.	24,400	240,335
Sundrug Co. Ltd.	10,800	356,841
Suntory Beverage & Food Ltd.	21,700	846,176
Suzuken Co. Ltd.	10,320	384,657
Suzuki Motor Corp.	60,600	2,056,165
Sysmex Corp.	26,300	2,020,015
T&D Holdings, Inc.	92,000	786,508
Taiheiyo Cement Corp.	17,300	400,061
Taisei Corp.	29,700	1,080,045
Taisho Pharmaceutical Holdings Co. Ltd.	5,000	306,003
Taiyo Nippon Sanso Corp.	23,500	392,558
Takeda Pharmaceutical Co. Ltd. (x)	253,063	9,031,985
TDK Corp.	21,400	2,121,477
Teijin Ltd.	27,800	441,847
Terumo Corp.	103,200	3,906,941
THK Co. Ltd.	21,300	526,802
TIS, Inc.	34,600	735,906
Tobu Railway Co. Ltd.	31,700	1,047,681
Toho Co. Ltd.	19,500	704,126
Toho Gas Co. Ltd.	13,000	649,794
Tohoku Electric Power Co., Inc.	74,600	709,449
Tokio Marine Holdings, Inc.	102,400	4,461,157
Tokyo Century Corp.	5,800	296,596
Tokyo Electric Power Co. Holdings, Inc.*	217,700	668,133
Tokyo Electron Ltd.	24,000	5,889,892
Tokyo Gas Co. Ltd.	61,100	1,461,317
Tokyu Corp.	78,600	1,105,690
Tokyu Fudosan Holdings Corp.	104,700	489,933
Toppan Printing Co. Ltd.	45,000	750,173
Toray Industries, Inc.	229,000	1,078,616
Toshiba Corp.	61,200	1,950,331
Tosoh Corp.	45,500	620,498
TOTO Ltd.	23,600	904,472
Toyo Suisan Kaisha Ltd.	14,600	815,084
Toyoda Gosei Co. Ltd.	8,500	176,831
Toyota Industries Corp.	23,200	1,228,345
Toyota Motor Corp.	340,470	21,358,239
Toyota Tsusho Corp.	35,600	901,571
Trend Micro, Inc.	22,000	1,228,647
Tsuruha Holdings, Inc.	5,800	798,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Unicharm Corp.	66,200	$2,712,249
United Urban Investment Corp. (REIT)	428	460,205
USS Co. Ltd.	38,400	613,480
Welcia Holdings Co. Ltd.	7,900	636,924
West Japan Railway Co.	25,600	1,435,465
Yakult Honsha Co. Ltd.	19,600	1,153,633
Yamada Denki Co. Ltd.	113,800	564,514
Yamaha Corp.	20,800	978,587
Yamaha Motor Co. Ltd.	43,000	673,721
Yamato Holdings Co. Ltd.	50,600	1,093,732
Yamazaki Baking Co. Ltd.	17,000	292,077
Yaskawa Electric Corp.	38,500	1,331,200
Yokogawa Electric Corp.	33,900	528,673
Yokohama Rubber Co. Ltd. (The) (x)	16,700	234,678
Z Holdings Corp.	423,700	2,067,740
ZOZO, Inc.	17,700	393,453

		534,660,751

Jordan (0.0%)
Hikma Pharmaceuticals plc	22,414	616,072

Luxembourg (0.1%)
ArcelorMittal SA*	117,788	1,236,793
Eurofins Scientific SE (x)*	2,044	1,281,393
SES SA (FDR)	65,459	446,585
Tenaris SA	71,538	461,170

		3,425,941

Macau (0.2%)
Galaxy Entertainment Group Ltd.	356,000	2,417,189
Sands China Ltd.	381,600	1,493,286
SJM Holdings Ltd.	289,000	323,082
Wynn Macau Ltd.	243,200	422,503

		4,656,060

Netherlands (3.8%)
ABN AMRO Bank NV (CVA) (m)	66,019	567,475
Adyen NV (m)*	2,889	4,208,956
Aegon NV	268,476	798,539
Akzo Nobel NV	31,652	2,831,734
Altice Europe NV, Class A*	96,379	371,080
ASML Holding NV	68,335	25,050,133
EXOR NV	17,642	1,005,887
Heineken Holding NV	18,085	1,478,560
Heineken NV	41,444	3,816,656
ING Groep NV	624,249	4,336,552
Just Eat Takeaway.com NV (m)*	19,919	2,072,658
Koninklijke Ahold Delhaize NV	176,615	4,809,457
Koninklijke DSM NV	27,506	3,801,960
Koninklijke KPN NV	560,379	1,484,210
Koninklijke Philips NV*	143,961	6,703,781
Koninklijke Vopak NV	12,378	654,150
NN Group NV	48,637	1,631,044
Randstad NV*	18,593	827,226
Royal Dutch Shell plc, Class A	660,768	10,514,334
Royal Dutch Shell plc, Class B	597,860	9,046,893
Wolters Kluwer NV	44,811	3,495,722

		89,507,007

New Zealand (0.3%)
a2 Milk Co. Ltd.*	114,855	1,504,062
Auckland International Airport Ltd.	189,665	802,439
Fisher & Paykel Healthcare Corp. Ltd.	94,304	2,180,790
Mercury NZ Ltd.	119,082	360,760
Meridian Energy Ltd.	194,479	603,336
Ryman Healthcare Ltd.	64,482	546,984
Spark New Zealand Ltd.	324,439	960,717

		6,959,088

Norway (0.5%)
DNB ASA	155,629	2,059,178
Equinor ASA	157,173	2,235,198
Gjensidige Forsikring ASA*	29,982	552,261
Mowi ASA	69,643	1,323,656
Norsk Hydro ASA*	197,042	545,028
Orkla ASA	123,277	1,080,571
Schibsted ASA, Class B*	18,201	431,214
Telenor ASA	114,598	1,669,520
Yara International ASA	28,737	998,423

		10,895,049

Portugal (0.2%)
EDP – Energias de Portugal SA	421,834	2,011,773
Galp Energia SGPS SA	82,568	953,786
Jeronimo Martins SGPS SA*	36,167	632,782

		3,598,341

Russia (0.0%)
Evraz plc	74,191	264,508

Singapore (1.0%)
Ascendas REIT (REIT)	504,802	1,150,904
CapitaLand Commercial Trust (REIT)	421,416	512,296
CapitaLand Ltd.*	421,500	885,293
CapitaLand Mall Trust (REIT)	394,100	555,699
City Developments Ltd.	65,700	398,093
DBS Group Holdings Ltd.	294,500	4,405,285
Genting Singapore Ltd.	913,941	499,738
Jardine Cycle & Carriage Ltd.	15,533	225,224
Keppel Corp. Ltd.	238,900	1,023,287
Mapletree Commercial Trust (REIT)	378,100	524,950
Mapletree Logistics Trust (REIT)	486,600	678,938
Oversea-Chinese Banking Corp. Ltd.	542,606	3,511,307
Singapore Airlines Ltd.	234,700	633,036
Singapore Exchange Ltd.	109,200	655,318
Singapore Technologies Engineering Ltd.	244,800	580,927
Singapore Telecommunications Ltd.	1,340,000	2,369,725
Suntec REIT (REIT)	352,800	357,964
United Overseas Bank Ltd.	182,475	2,654,375
UOL Group Ltd.	71,211	348,050
Venture Corp. Ltd.	42,900	499,121

		22,469,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

South Africa (0.2%)
Anglo American plc	196,892	$4,551,154

Spain (2.1%)
ACS Actividades de Construccion y Servicios SA	41,243	1,037,660
Aena SME SA (m)*	11,095	1,477,054
Amadeus IT Group SA	68,893	3,584,699
Banco Bilbao Vizcaya Argentaria SA	1,063,759	3,653,880
Banco Santander SA	2,667,858	6,505,597
Bankinter SA	105,733	503,378
CaixaBank SA	612,214	1,304,704
Cellnex Telecom SA (m)(x)	41,109	2,502,018
Enagas SA (x)	30,951	755,515
Endesa SA (x)	52,217	1,285,182
Ferrovial SA	79,543	2,114,933
Grifols SA	47,817	1,450,516
Iberdrola SA	932,449	10,799,957
Industria de Diseno Textil SA	175,121	4,630,071
Mapfre SA (x)	159,176	282,914
Naturgy Energy Group SA	51,702	961,009
Red Electrica Corp. SA (x)	60,889	1,134,972
Repsol SA	231,726	2,022,371
Siemens Gamesa Renewable Energy SA	40,942	724,614
Telefonica SA	745,435	3,567,272

		50,298,316

Sweden (2.6%)
Alfa Laval AB (x)*	49,613	1,086,732
Assa Abloy AB, Class B	159,289	3,234,236
Atlas Copco AB, Class A	107,661	4,552,562
Atlas Copco AB, Class B	64,048	2,365,119
Boliden AB	44,893	1,019,651
Electrolux AB	35,154	586,854
Epiroc AB, Class A (x)	108,167	1,345,862
Epiroc AB, Class B	60,783	742,368
EQT AB	36,605	655,411
Essity AB, Class B*	96,192	3,105,487
Evolution Gaming Group AB (m)	19,561	1,165,002
Hennes & Mauritz AB, Class B	126,877	1,834,601
Hexagon AB, Class B*	46,193	2,692,428
Husqvarna AB, Class B (x)	70,631	577,567
ICA Gruppen AB	17,277	818,689
Industrivarden AB, Class C*	24,151	546,401
Investment AB Latour, Class B	22,792	412,822
Investor AB, Class B	72,759	3,833,816
Kinnevik AB, Class B	40,715	1,069,367
L E Lundbergforetagen AB, Class B*	13,103	593,812
Lundin Energy AB	31,119	748,819
Nibe Industrier AB, Class B*	48,044	1,060,311
Sandvik AB*	179,019	3,339,004
Securitas AB, Class B*	46,735	628,870
Skandinaviska Enskilda Banken AB, Class A*	267,131	2,310,345
Skanska AB, Class B*	55,833	1,133,826
SKF AB, Class B	62,479	1,159,222
Svenska Cellulosa AB SCA, Class B*	102,696	1,219,528

Svenska Handelsbanken AB, Class A*	255,364	2,420,739
Swedbank AB, Class A*	141,466	1,810,564
Swedish Match AB	27,501	1,930,977
Tele2 AB, Class B	81,277	1,076,508
Telefonaktiebolaget LM Ericsson, Class B	467,367	4,315,871
Telia Co. AB	393,679	1,468,839
Volvo AB, Class B*	237,196	3,707,727

		60,569,937

Switzerland (9.4%)
ABB Ltd. (Registered)	295,862	6,650,255
Adecco Group AG (Registered)	25,470	1,193,365
Alcon, Inc.*	78,937	4,522,792
Baloise Holding AG (Registered)	7,211	1,079,924
Banque Cantonale Vaudoise (Registered) (x)	4,543	441,228
Barry Callebaut AG (Registered)	497	947,222
Chocoladefabriken Lindt & Spruengli AG	167	1,373,685
Chocoladefabriken Lindt & Spruengli AG (Registered)	16	1,373,636
Cie Financiere Richemont SA (Registered)	83,801	5,336,363
Clariant AG (Registered) (x)*	33,354	654,174
Coca-Cola HBC AG	32,804	823,307
Credit Suisse Group AG (Registered)	388,170	4,005,258
EMS-Chemie Holding AG (Registered)	1,334	1,032,149
Geberit AG (Registered)	5,866	2,932,732
Givaudan SA (Registered)	1,482	5,512,406
Julius Baer Group Ltd.*	36,735	1,534,605
Kuehne + Nagel International AG (Registered)*	8,831	1,465,398
LafargeHolcim Ltd. (Registered)*	83,480	3,651,251
Logitech International SA (Registered)	27,255	1,777,141
Lonza Group AG (Registered)	11,955	6,303,800
Nestle SA (Registered)	477,765	52,781,179
Novartis AG (Registered)	344,881	29,966,939
Pargesa Holding SA	6,978	530,393
Partners Group Holding AG	2,946	2,667,752
Roche Holding AG	112,789	39,051,110
Schindler Holding AG	6,575	1,545,840
Schindler Holding AG (Registered)	3,446	810,872
SGS SA (Registered)	949	2,315,669
Sika AG (Registered)	22,731	4,369,128
Sonova Holding AG (Registered)*	8,740	1,742,775
STMicroelectronics NV	104,690	2,840,052
Straumann Holding AG (Registered)	1,633	1,400,582
Swatch Group AG (The)	4,749	946,231
Swatch Group AG (The) (Registered)	7,880	307,710
Swiss Life Holding AG (Registered)	5,256	1,943,779
Swiss Prime Site AG (Registered)	12,245	1,131,098
Swiss Re AG	46,987	3,617,168
Swisscom AG (Registered)	4,251	2,223,346
Temenos AG (Registered) (x)	10,921	1,693,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

UBS Group AG (Registered)	588,553	$6,761,620
Vifor Pharma AG	7,138	1,072,591
Zurich Insurance Group AG	24,018	8,458,363

		220,788,146

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (11.3%)
3i Group plc	157,042	1,617,421
Admiral Group plc	29,754	846,758
Ashtead Group plc	71,354	2,398,655
Associated British Foods plc	58,392	1,383,726
AstraZeneca plc	210,657	21,960,283
Auto Trader Group plc (m)	159,417	1,038,698
AVEVA Group plc	9,352	473,455
Aviva plc	613,165	2,075,030
BAE Systems plc	509,182	3,045,612
Barclays plc	2,769,757	3,918,568
Barratt Developments plc	167,745	1,028,961
Berkeley Group Holdings plc	19,549	1,007,474
BP plc	3,251,444	12,356,857
British American Tobacco plc	368,259	14,149,037
British Land Co. plc (The) (REIT)	147,175	703,728
BT Group plc	1,459,807	2,060,363
Bunzl plc	51,899	1,391,453
Burberry Group plc	62,708	1,240,906
CK Hutchison Holdings Ltd.	427,152	2,738,271
CNH Industrial NV*	173,872	1,214,643
Coca-Cola European Partners plc	34,654	1,308,535
Compass Group plc	285,464	3,927,162
Croda International plc	20,555	1,337,401
DCC plc	16,150	1,345,017
Diageo plc	375,171	12,453,403
Direct Line Insurance Group plc	235,989	791,372
Experian plc	145,812	5,085,790
Fiat Chrysler Automobiles NV*	175,576	1,761,234
GlaxoSmithKline plc	805,331	16,317,564
GVC Holdings plc	96,221	881,618
Halma plc	63,039	1,796,515
Hargreaves Lansdown plc	51,527	1,038,269
HSBC Holdings plc	3,261,140	15,264,298
Imperial Brands plc	149,793	2,852,529
Informa plc	242,702	1,412,120
InterContinental Hotels Group plc	28,747	1,274,166
Intertek Group plc	26,490	1,783,232
ITV plc	609,642	563,343
J Sainsbury plc	305,593	789,563
JD Sports Fashion plc	63,402	488,181
Johnson Matthey plc	32,044	831,757
Kingfisher plc	346,344	946,247
Land Securities Group plc (REIT)	115,615	791,149
Legal & General Group plc	940,145	2,567,330
Lloyds Banking Group plc	11,268,940	4,347,194
London Stock Exchange Group plc	50,533	5,227,328
M&G plc	439,523	911,082
Melrose Industries plc	757,227	1,067,273
Mondi plc	75,770	1,415,824
National Grid plc	563,215	6,896,688
Next plc	21,838	1,322,375
Ocado Group plc*	72,225	1,813,136

Pearson plc (x)	116,958	836,029
Persimmon plc	49,950	1,412,563
Prudential plc	417,613	6,289,110
Reckitt Benckiser Group plc	113,943	10,486,002
RELX plc (London Stock Exchange)	180,346	4,174,156
RELX plc (Turquoise Stock Exchange)	130,049	3,005,840
Rentokil Initial plc	305,813	1,928,489
Rolls-Royce Holdings plc*	320,700	1,131,996
Royal Bank of Scotland Group plc	744,836	1,120,284
RSA Insurance Group plc	170,034	861,946
Sage Group plc (The)	171,632	1,427,256
Schroders plc	20,825	759,971
Segro plc (REIT)	181,038	2,005,441
Severn Trent plc	39,056	1,198,294
Smith & Nephew plc	143,552	2,674,335
Smiths Group plc	64,300	1,122,998
Spirax-Sarco Engineering plc	12,185	1,504,384
SSE plc	162,838	2,749,352
St James’s Place plc	90,263	1,064,016
Standard Chartered plc	445,916	2,427,714
Standard Life Aberdeen plc	382,194	1,264,934
Taylor Wimpey plc	540,747	953,980
Tesco plc	1,569,558	4,431,725
Unilever NV	234,502	12,436,900
Unilever plc	187,595	10,114,659
United Utilities Group plc	111,211	1,252,721
Vodafone Group plc	4,297,824	6,853,136
Whitbread plc	33,647	925,121
Wm Morrison Supermarkets plc	375,235	885,212
WPP plc	203,102	1,584,974

		266,142,132

United States (0.3%)
CyberArk Software Ltd.*	6,486	643,865
Ferguson plc	35,682	2,918,964
James Hardie Industries plc (CHDI)	68,937	1,315,818
QIAGEN NV*	37,887	1,631,352

		6,509,999

Total Common Stocks (89.7%) (Cost $2,002,195,917)		2,103,963,673

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/7/20 (x)*	41,243	64,338
Repsol SA, expiring 7/6/20*	231,726	112,807
Telefonica SA, expiring 7/1/20 (x)*	766,986	150,885

Total Rights (0.0%) (Cost $351,330)		328,030

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreements (1.6%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $3,800,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $3,876,004. (xx)	$3,800,000	$3,800,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $1,500,009, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $1,530,001. (xx)	1,500,000	1,500,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $3,000,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $3,333,611. (xx)	3,000,000	3,000,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $177,009, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $180,549. (xx)	177,009	177,009
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $2,000,109, collateralized by various Common Stocks; total market value $2,222,670. (xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $12,131,385, collateralized by various Common Stocks; total market value $13,481,454. (xx)	12,131,318	12,131,318
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $10,000,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $10,200,000. (xx)	10,000,000	10,000,000

Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $300,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $306,000. (xx)	300,000	300,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $1,500,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $1,530,000. (xx)	1,500,000	1,500,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $3,500,020, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $3,889,262. (xx)	3,500,000	3,500,000

Total Repurchase Agreements		37,908,327

Total Short-Term Investments (1.7%) (Cost $38,908,327)		38,908,327

Total Investments in Securities (91.4%) (Cost $2,041,455,574)		2,143,200,030
Other Assets Less Liabilities (8.6%)		201,081,548

Net Assets (100%)		$2,344,281,578

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $33,108,937 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $66,577,937. This was collateralized by $31,697,837 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 7/2/20 - 8/15/49 and by cash of $38,908,327 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FDR	—	Finnish Depositary Receipt
GBP	—	British Pound
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA (x)	310,508	8,000,577	800,482	(362,456)	(11,079)	(1,947,497)	6,480,027	—	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,609	9/2020	EUR	94,472,948	277,766
FTSE 100 Index	774	9/2020	GBP	58,958,423	(650,439)
SPI 200 Index	235	9/2020	AUD	23,888,157	75,370
TOPIX Index	402	9/2020	JPY	58,024,265	(1,476,821)

					(1,774,124)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	13,045,779	USD	8,995,873	HSBC Bank plc	9/18/2020	9,393
EUR	18,080,121	USD	20,325,545	HSBC Bank plc	9/18/2020	23,305
USD	137,034,662	EUR	121,033,519	HSBC Bank plc	9/18/2020	813,615
USD	31,508,399	GBP	25,131,690	HSBC Bank plc	9/18/2020	353,245
USD	32,779,732	JPY	3,509,210,983	HSBC Bank plc	9/18/2020	244,468

Total unrealized appreciation						1,444,026

AUD	30,827,644	USD	21,500,309	HSBC Bank plc	9/18/2020	(220,541)
EUR	42,517,256	USD	47,965,073	HSBC Bank plc	9/18/2020	(112,666)
GBP	62,865,643	USD	79,448,459	HSBC Bank plc	9/18/2020	(1,515,430)
JPY	8,058,738,182	USD	75,127,123	HSBC Bank plc	9/18/2020	(411,419)
USD	12,973,366	AUD	18,939,008	HSBC Bank plc	9/18/2020	(99,890)

Total unrealized depreciation						(2,359,946)

Net unrealized depreciation						(915,920)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 5,701,364, CHF 2,003, DKK 10,647, EUR 161,272,527, GBP 11,371,191, HKD 108,784, ILS 106,052, JPY 17,094,418, NZD 107,185, SEK 75,088 and SGD 138,894.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Australia	$—	$161,683,333	$—		$161,683,333
Austria	—	3,587,067	—		3,587,067
Belgium	—	19,046,614	—		19,046,614
Chile	—	781,283	—		781,283
China	1,149,994	10,998,573	—		12,148,567
Denmark	—	49,166,251	—		49,166,251
Finland	—	24,902,815	—		24,902,815
France	—	223,074,230	—		223,074,230
Germany	—	192,577,265	—		192,577,265
Hong Kong	3,010,985	57,634,997	—		60,645,982
Ireland	665,496	13,629,805	—		14,295,301
Israel	6,231,097	6,405,167	—		12,636,264
Italy	—	43,506,670	—		43,506,670
Japan	—	534,660,751	—		534,660,751
Jordan	—	616,072	—		616,072
Luxembourg	—	3,425,941	—		3,425,941
Macau	—	4,656,060	—		4,656,060
Netherlands	—	89,507,007	—		89,507,007
New Zealand	—	6,959,088	—		6,959,088
Norway	—	10,895,049	—		10,895,049
Portugal	—	3,598,341	—		3,598,341
Russia	—	264,508	—		264,508
Singapore	—	22,469,530	—		22,469,530
South Africa	—	4,551,154	—		4,551,154
Spain	—	50,298,316	—		50,298,316
Sweden	—	60,569,937	—		60,569,937
Switzerland	—	220,788,146	—		220,788,146
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	1,308,535	264,833,597	—		266,142,132
United States	643,865	5,866,134	—		6,509,999
Forward Currency Contracts	—	1,444,026	—		1,444,026
Futures	353,136	—	—		353,136
Rights
Spain	—	328,030	—		328,030
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	37,908,327	—		37,908,327

Total Assets	$14,363,108	$2,130,634,084	$—		$2,144,997,192

Liabilities:
Forward Currency Contracts	$—	$(2,359,946)	$—		$(2,359,946)
Futures	(2,127,260)	—	—		(2,127,260)

Total Liabilities	$(2,127,260)	$(2,359,946)	$—		$(4,487,206)

Total	$12,235,848	$2,128,274,138	$—		$2,140,509,986

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,444,026
Equity contracts	Receivables, Net assets – Unrealized appreciation	353,136	*

Total		$1,797,162

	Liability Derivatives
Foreign exchange contracts	Payables	$(2,359,946)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,127,260	)*

Total		$(4,487,206)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$20,336,621	$20,336,621
Equity contracts	(40,775,822)	—	(40,775,822)

Total	$(40,775,822)	$20,336,621	$(20,439,201)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,071,902)	$(1,071,902)
Equity contracts	(1,022,859)	—	(1,022,859)

Total	$(1,022,859)	$(1,071,902)	$(2,094,761)

^ This Portfolio held forward foreign currency for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $750,098,000 and futures contracts with an average notional balance of approximately $261,669,000 during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$1,444,026	$(1,444,026)	$—	$—

Total	$1,444,026	$(1,444,026)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$2,359,946	$(1,444,026)	$—	$915,920

Total	$2,359,946	$(1,444,026)	$—	$915,920

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 19%)*	$323,392,698
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 26%)*	$117,414,892

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$443,020,657
Aggregate gross unrealized depreciation	(356,918,656)

Net unrealized appreciation	$86,102,001

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,054,407,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $6,759,674)	$6,480,027
Unaffiliated Issuers (Cost $1,996,787,573)	2,098,811,676
Repurchase Agreements (Cost $37,908,327)	37,908,327
Cash	11,206,206
Foreign cash (Cost $195,825,388)	195,988,153
Cash held as collateral at broker for futures	27,749,870
Dividends, interest and other receivables	8,406,216
Receivable for securities sold	3,079,917
Unrealized appreciation on forward foreign currency contracts	1,444,026
Receivable for Portfolio shares sold	199,160
Securities lending income receivable	23,431
Other assets	53,820

Total assets	2,391,350,829

LIABILITIES
Payable for return of collateral on securities loaned	38,908,327
Payable for securities purchased	3,064,427
Unrealized depreciation on forward foreign currency contracts	2,359,946
Investment management fees payable	863,844
Due to broker for futures variation margin	836,504
Payable for Portfolio shares redeemed	652,129
Administrative fees payable	245,688
Distribution fees payable – Class IB	20,755
Accrued expenses	117,631

Total liabilities	47,069,251

NET ASSETS	$2,344,281,578

Net assets were comprised of:
Paid in capital	$2,285,534,241
Total distributable earnings (loss)	58,747,337

Net assets	$2,344,281,578

Class IB
Net asset value, offering and redemption price per share, $99,619,449 / 8,248,625 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.08

Class K
Net asset value, offering and redemption price per share, $2,244,662,129 / 184,585,197 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.16

(x)	Includes value of securities on loan of $66,577,937.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,019,857 foreign withholding tax)	$28,667,221
Securities lending (net)	134,370

Total income	28,801,591

EXPENSES
Investment management fees	4,855,731
Administrative fees	1,337,959
Custodian fees	143,920
Distribution fees – Class IB	121,503
Printing and mailing expenses	86,333
Professional fees	59,758
Trustees’ fees	34,588
Miscellaneous	95,476

Total expenses	6,735,268

NET INVESTMENT INCOME (LOSS)	22,066,323

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(11,079) realized gain (loss) from affiliates)	(21,040,228)
Futures contracts	(40,775,822)
Forward foreign currency contracts	20,336,621
Foreign currency transactions	(14,825,384)

Net realized gain (loss)	(56,304,813)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,947,497) of change in unrealized appreciation (depreciation) from affiliates)	(233,337,241)
Futures contracts	(1,022,859)
Forward foreign currency contracts	(1,071,902)
Foreign currency translations	9,161,132

Net change in unrealized appreciation (depreciation)	(226,270,870)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(282,575,683)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(260,509,360)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,066,323	$54,433,142
Net realized gain (loss)	(56,304,813)	35,258,557
Net change in unrealized appreciation (depreciation)	(226,270,870)	348,994,236

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(260,509,360)	438,685,935

Distributions to shareholders:
Class IB	—	(2,751,053)
Class K	—	(60,792,771)

Total distributions to shareholders	—	(63,543,824)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [929,655 and 577,862 shares, respectively]	10,443,309	7,316,526
Capital shares issued in reinvestment of dividends and distributions [0 and 203,442 shares, respectively]	—	2,751,053
Capital shares repurchased [(844,722) and (1,534,545) shares, respectively]	(9,804,607)	(19,863,644)

Total Class IB transactions	638,702	(9,796,065)

Class K
Capital shares sold [45,528,242 and 11,513,196 shares, respectively]	512,037,630	143,415,189
Capital shares issued in reinvestment of dividends and distributions [0 and 4,470,915 shares, respectively]	—	60,792,771
Capital shares repurchased [(27,458,545) and (16,126,566) shares, respectively]	(309,623,905)	(205,363,450)

Total Class K transactions	202,413,725	(1,155,490)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	203,052,427	(10,951,555)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,456,933)	364,190,556
NET ASSETS:
Beginning of period	2,401,738,511	2,037,547,955

End of period	$2,344,281,578	$2,401,738,511

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.68		$11.55	$13.82	$11.45	$11.61	$12.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.28	0.26	0.24	0.24	0.14
Net realized and unrealized gain (loss)	(1.71)		2.19	(2.24)	2.53	(0.26)	(0.44)

Total from investment operations	(1.60)		2.47	(1.98)	2.77	(0.02)	(0.30)

Less distributions:
Dividends from net investment income	—		(0.31)	(0.25)	(0.28)	(0.14)	— #
Distributions from net realized gains	—		(0.03)	(0.04)	(0.12)	—	(0.36)

Total dividends and distributions	—		(0.34)	(0.29)	(0.40)	(0.14)	(0.36)

Net asset value, end of period	$12.08		$13.68	$11.55	$13.82	$11.45	$11.61

Total return (b)	(11.70)%		21.44%	(14.43)%	24.23%	(0.13)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99,619		$111,644	$102,960	$130,219	$121,275	$125,995
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%		0.86%	0.88%	0.88%	0.87%	0.87%
Before waivers and reimbursements (a)(f)	0.86%		0.86%	0.88%	0.88%	0.87%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.79%		2.18%	1.95%	1.82%	2.09%	1.14%
Before waivers and reimbursements (a)(f)	1.79%		2.18%	1.95%	1.82%	2.09%	1.14%
Portfolio turnover rate^	6	%(z)	2%	5%	5%	5%	3%

Class K	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.75		$11.61	$13.89	$11.51	$11.67	$12.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.31	0.29	0.27	0.26	0.17
Net realized and unrealized gain (loss)	(1.71)		2.20	(2.24)	2.54	(0.25)	(0.44)

Total from investment operations	(1.59)		2.51	(1.95)	2.81	0.01	(0.27)

Less distributions:
Dividends from net investment income	—		(0.34)	(0.29)	(0.31)	(0.17)	— #
Distributions from net realized gains	—		(0.03)	(0.04)	(0.12)	—	(0.36)

Total dividends and distributions	—		(0.37)	(0.33)	(0.43)	(0.17)	(0.36)

Net asset value, end of period	$12.16		$13.75	$11.61	$13.89	$11.51	$11.67

Total return (b)	(11.56)%		21.69%	(14.19)%	24.47%	0.13%	(2.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,244,662		$2,290,095	$1,934,588	$2,192,977	$1,838,658	$1,647,776
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61%		0.61%	0.63%	0.63%	0.62%	0.62%
Before waivers and reimbursements (a)(f)	0.61%		0.61%	0.63%	0.63%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.05%		2.42%	2.19%	2.06%	2.32%	1.39%
Before waivers and reimbursements (a)(f)	2.05%		2.42%	2.19%	2.06%	2.31%	1.38%
Portfolio turnover rate^	6	%(z)	2%	5%	5%	5%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	32.0%
Investment Company	23.8
Exchange Traded Funds	16.6
Information Technology	7.0
Repurchase Agreements	4.4
Health Care	3.7
Consumer Discretionary	2.8
Communication Services	2.8
Financials	2.7
Industrials	2.1
Consumer Staples	1.8
Utilities	0.7
Energy	0.7
Real Estate	0.7
Materials	0.6
Cash and Other	(2.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$886.45	$5.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.36	5.55

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.11%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	16,140	$487,912
CenturyLink, Inc.	2,100	21,063
Verizon Communications, Inc.	9,150	504,440

		1,013,415

Entertainment (0.5%)
Activision Blizzard, Inc.	1,680	127,512
Electronic Arts, Inc.*	660	87,153
Live Nation Entertainment, Inc.*	319	14,141
Netflix, Inc.*	970	441,389
Take-Two Interactive Software, Inc.*	240	33,497
Walt Disney Co. (The)	4,053	451,950

		1,155,642

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	670	950,093
Alphabet, Inc., Class C*	690	975,391
Facebook, Inc., Class A*	5,300	1,203,471
Twitter, Inc.*	1,610	47,962

		3,176,917

Media (0.3%)
Charter Communications, Inc., Class A*	390	198,915
Comcast Corp., Class A	10,020	390,580
Discovery, Inc., Class A*	330	6,963
Discovery, Inc., Class C*	780	15,023
DISH Network Corp., Class A*	505	17,427
Fox Corp., Class A	770	20,651
Fox Corp., Class B	359	9,636
Interpublic Group of Cos., Inc. (The)	850	14,586
News Corp., Class A	840	9,962
News Corp., Class B	270	3,227
Omnicom Group, Inc.	490	26,754
ViacomCBS, Inc.	1,215	28,334

		742,058

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	1,306	136,020

Total Communication Services		6,224,052

Consumer Discretionary (2.8%)
Auto Components (0.0%)
Aptiv plc	570	44,414
BorgWarner, Inc.	450	15,885

		60,299

Automobiles (0.1%)
Ford Motor Co.	8,670	52,714
General Motors Co.	2,880	72,864

		125,578

Distributors (0.0%)
Genuine Parts Co.	330	28,697
LKQ Corp.*	690	18,078

		46,775

Diversified Consumer Services (0.0%)
H&R Block, Inc.	450	6,426

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp. (x)	870	14,285
Chipotle Mexican Grill, Inc.*	60	63,142
Darden Restaurants, Inc.	270	20,458
Domino’s Pizza, Inc.	88	32,511
Hilton Worldwide Holdings, Inc.	630	46,274
Las Vegas Sands Corp.	762	34,701
Marriott International, Inc., Class A	630	54,010
McDonald’s Corp.	1,710	315,444
MGM Resorts International	1,110	18,648
Norwegian Cruise Line Holdings Ltd. (x)*	480	7,886
Royal Caribbean Cruises Ltd.	390	19,617
Starbucks Corp.	2,760	203,108
Wynn Resorts Ltd.	220	16,388
Yum! Brands, Inc.	690	59,968

		906,440

Household Durables (0.1%)
DR Horton, Inc.	750	41,587
Garmin Ltd.	270	26,325
Leggett & Platt, Inc.	270	9,490
Lennar Corp., Class A	630	38,821
Mohawk Industries, Inc.*	150	15,264
Newell Brands, Inc.	840	13,339
NVR, Inc.*	8	26,070
PulteGroup, Inc.	540	18,376
Whirlpool Corp.	150	19,430

		208,702

Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	945	2,607,085
Booking Holdings, Inc.*	100	159,234
eBay, Inc.	1,900	99,655
Expedia Group, Inc.	270	22,194

		2,888,168

Leisure Products (0.0%)
Hasbro, Inc.	240	17,988

Multiline Retail (0.1%)
Dollar General Corp.	580	110,496
Dollar Tree, Inc.*	530	49,120
Kohl’s Corp.	360	7,477
Target Corp.	1,160	139,119

		306,212

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	160	22,792
AutoZone, Inc.*	60	67,687
Best Buy Co., Inc.	520	45,380
CarMax, Inc.*	370	33,134
Gap, Inc. (The)	470	5,931
Home Depot, Inc. (The)	2,510	628,780
L Brands, Inc.	500	7,485
Lowe’s Cos., Inc.	1,780	240,514
O’Reilly Automotive, Inc.*	180	75,901
Ross Stores, Inc.	820	69,897
Tiffany & Co.	240	29,266
TJX Cos., Inc. (The)	2,740	138,534
Tractor Supply Co.	270	35,583
Ulta Beauty, Inc.*	120	24,410

		1,425,294

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	780	$8,806
NIKE, Inc., Class B	2,790	273,560
PVH Corp.	180	8,649
Ralph Lauren Corp.	120	8,702
Tapestry, Inc.	630	8,366
Under Armour, Inc., Class A*	390	3,799
Under Armour, Inc., Class C*	420	3,713
VF Corp.	720	43,877

		359,472

Total Consumer Discretionary		6,351,354

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	360	22,918
Coca-Cola Co. (The)	8,520	380,674
Constellation Brands, Inc., Class A	360	62,982
Molson Coors Beverage Co., Class B	390	13,400
Monster Beverage Corp.*	860	59,615
PepsiCo, Inc.	3,120	412,651

		952,240

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	980	297,146
Kroger Co. (The)	1,770	59,915
Sysco Corp.	1,020	55,753
Walgreens Boots Alliance, Inc.	1,770	75,030
Walmart, Inc.	3,160	378,505

		866,349

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,230	49,077
Campbell Soup Co.	420	20,845
Conagra Brands, Inc.	1,050	36,929
General Mills, Inc.	1,320	81,378
Hershey Co. (The)	300	38,886
Hormel Foods Corp.	600	28,962
J M Smucker Co. (The)	240	25,394
Kellogg Co.	540	35,672
Kraft Heinz Co. (The)	1,380	44,008
Lamb Weston Holdings, Inc.	300	19,179
McCormick & Co., Inc. (Non-Voting)	270	48,441
Mondelez International, Inc., Class A	3,180	162,593
Tyson Foods, Inc., Class A	630	37,617

		628,981

Household Products (0.5%)
Church & Dwight Co., Inc.	540	41,742
Clorox Co. (The)	300	65,811
Colgate-Palmolive Co.	1,890	138,461
Kimberly-Clark Corp.	750	106,012
Procter & Gamble Co. (The)	5,550	663,614

		1,015,640

Personal Products (0.0%)
Coty, Inc., Class A	990	4,425
Estee Lauder Cos., Inc. (The), Class A	480	90,567

		94,992

Tobacco (0.2%)
Altria Group, Inc.	4,140	162,495
Philip Morris International, Inc.	3,450	241,707

		404,202

Total Consumer Staples		3,962,404

Energy (0.7%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,110	17,083
Halliburton Co.	1,920	24,922
National Oilwell Varco, Inc.	840	10,290
Schlumberger Ltd.	3,060	56,273
TechnipFMC plc	930	6,361

		114,929

Oil, Gas & Consumable Fuels (0.7%)
Apache Corp.	810	10,935
Cabot Oil & Gas Corp.	930	15,978
Chevron Corp.	4,230	377,443
Concho Resources, Inc.	450	23,175
ConocoPhillips	2,490	104,630
Devon Energy Corp.	960	10,886
Diamondback Energy, Inc.	330	13,801
EOG Resources, Inc.	1,290	65,351
Exxon Mobil Corp.	9,390	419,921
Hess Corp.	540	27,977
HollyFrontier Corp.	330	9,636
Kinder Morgan, Inc.	4,320	65,534
Marathon Oil Corp.	1,800	11,016
Marathon Petroleum Corp.	1,470	54,949
Noble Energy, Inc.	1,050	9,408
Occidental Petroleum Corp.	1,966	35,978
ONEOK, Inc.	900	29,898
Phillips 66	930	66,867
Pioneer Natural Resources Co.	390	38,103
Valero Energy Corp.	930	54,703
Williams Cos., Inc. (The)	2,670	50,783

		1,496,972

Total Energy		1,611,901

Financials (2.7%)
Banks (1.0%)
Bank of America Corp.	18,338	435,527
Citigroup, Inc.	5,190	265,209
Citizens Financial Group, Inc.	1,020	25,745
Comerica, Inc.	330	12,573
Fifth Third Bancorp	1,440	27,763
First Republic Bank	360	38,156
Huntington Bancshares, Inc.	2,310	20,871
JPMorgan Chase & Co.	7,260	682,876
KeyCorp	2,220	27,039
M&T Bank Corp.	300	31,191
People’s United Financial, Inc.	870	10,066
PNC Financial Services Group, Inc. (The)	1,020	107,314
Regions Financial Corp.	2,250	25,020
SVB Financial Group*	120	25,864
Truist Financial Corp.	2,923	109,759
US Bancorp	3,330	122,611
Wells Fargo & Co.	9,060	231,936
Zions Bancorp NA	390	13,260

		2,212,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (0.7%)
Ameriprise Financial, Inc.	300	$45,012
Bank of New York Mellon Corp. (The)	1,920	74,208
BlackRock, Inc.	347	188,799
Cboe Global Markets, Inc.	240	22,387
Charles Schwab Corp. (The)	2,610	88,061
CME Group, Inc.	810	131,658
E*TRADE Financial Corp.	540	26,854
Franklin Resources, Inc.	630	13,211
Goldman Sachs Group, Inc. (The)	780	154,144
Intercontinental Exchange, Inc.	1,260	115,416
Invesco Ltd.	870	9,361
MarketAxess Holdings, Inc.	84	42,077
Moody’s Corp.	360	98,903
Morgan Stanley	2,880	139,104
MSCI, Inc.	180	60,088
Nasdaq, Inc.	240	28,673
Northern Trust Corp.	480	38,083
Raymond James Financial, Inc.	270	18,584
S&P Global, Inc.	570	187,804
State Street Corp.	840	53,382
T. Rowe Price Group, Inc.	510	62,985

		1,598,794

Consumer Finance (0.1%)
American Express Co.	1,530	145,656
Capital One Financial Corp.	1,020	63,842
Discover Financial Services	720	36,065
Synchrony Financial	1,440	31,910

		277,473

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	4,320	771,163

Insurance (0.5%)
Aflac, Inc.	1,650	59,449
Allstate Corp. (The)	720	69,833
American International Group, Inc.	1,920	59,866
Aon plc, Class A	540	104,004
Arthur J Gallagher & Co.	390	38,021
Assurant, Inc.	120	12,395
Chubb Ltd.	1,020	129,152
Cincinnati Financial Corp.	330	21,130
Everest Re Group Ltd.	90	18,558
Globe Life, Inc.	210	15,588
Hartford Financial Services Group, Inc. (The)	780	30,069
Lincoln National Corp.	450	16,555
Loews Corp.	600	20,574
Marsh & McLennan Cos., Inc.	1,110	119,181
MetLife, Inc.	2,100	76,692
Principal Financial Group, Inc.	570	23,678
Progressive Corp. (The)	1,290	103,342
Prudential Financial, Inc.	900	54,810
Travelers Cos., Inc. (The)	600	68,430
Unum Group	450	7,465
W R Berkley Corp.	326	18,677
Willis Towers Watson plc	300	59,085

		1,126,554

Total Financials		5,986,764

Health Care (3.7%)
Biotechnology (0.6%)
AbbVie, Inc.	3,867	379,662
Alexion Pharmaceuticals, Inc.*	510	57,242
Amgen, Inc.	1,380	325,487
Biogen, Inc.*	450	120,397
Gilead Sciences, Inc.	2,820	216,971
Incyte Corp.*	390	40,548
Regeneron Pharmaceuticals, Inc.*	229	142,816
Vertex Pharmaceuticals, Inc.*	570	165,477

		1,448,600

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	3,900	356,577
ABIOMED, Inc.*	120	28,987
Align Technology, Inc.*	180	49,399
Baxter International, Inc.	1,050	90,405
Becton Dickinson and Co.	600	143,562
Boston Scientific Corp.*	3,060	107,437
Cooper Cos., Inc. (The)	120	34,037
Danaher Corp.	1,380	244,025
Dentsply Sirona, Inc.	480	21,149
DexCom, Inc.*	208	84,323
Edwards Lifesciences Corp.*	1,440	99,518
Hologic, Inc.*	570	32,490
IDEXX Laboratories, Inc.*	210	69,334
Intuitive Surgical, Inc.*	270	153,854
Medtronic plc	2,970	272,349
ResMed, Inc.	300	57,600
STERIS plc	192	29,460
Stryker Corp.	690	124,331
Teleflex, Inc.	120	43,678
Varian Medical Systems, Inc.*	210	25,729
West Pharmaceutical Services, Inc.	168	38,165
Zimmer Biomet Holdings, Inc.	450	53,712

		2,160,121

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	330	33,254
Anthem, Inc.	570	149,899
Cardinal Health, Inc.	660	34,445
Centene Corp.*	1,305	82,933
Cigna Corp.	840	157,626
CVS Health Corp.	2,870	186,464
DaVita, Inc.*	270	21,368
HCA Healthcare, Inc.	600	58,236
Henry Schein, Inc.*	330	19,269
Humana, Inc.	300	116,325
Laboratory Corp. of America Holdings*	210	34,883
McKesson Corp.	420	64,436
Quest Diagnostics, Inc.	300	34,188
UnitedHealth Group, Inc.	2,130	628,244
Universal Health Services, Inc., Class B	180	16,720

		1,638,290

Health Care Technology (0.0%)
Cerner Corp.	710	48,671

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	690	60,975
Bio-Rad Laboratories, Inc., Class A*	49	22,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Illumina, Inc.*	330	$122,215
IQVIA Holdings, Inc.*	360	51,077
Mettler-Toledo International, Inc.*	60	48,333
PerkinElmer, Inc.	240	23,542
Thermo Fisher Scientific, Inc.	900	326,106
Waters Corp.*	180	32,472

		686,843

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	5,160	303,408
Eli Lilly and Co.	1,916	314,569
Johnson & Johnson	5,910	831,123
Merck & Co., Inc.	5,730	443,101
Mylan NV*	1,140	18,331
Perrigo Co. plc	270	14,923
Pfizer, Inc.	12,301	402,243
Zoetis, Inc.	1,050	143,892

		2,471,590

Total Health Care		8,454,115

Industrials (2.1%)
Aerospace & Defense (0.5%)
Boeing Co. (The)	1,170	214,461
General Dynamics Corp.	600	89,676
Howmet Aerospace, Inc.	930	14,740
Huntington Ingalls Industries, Inc.	90	15,704
L3Harris Technologies, Inc.	504	85,514
Lockheed Martin Corp.	540	197,057
Northrop Grumman Corp.	390	119,902
Raytheon Technologies Corp.	3,270	201,497
Teledyne Technologies, Inc.*	84	26,120
Textron, Inc.	510	16,784
TransDigm Group, Inc.	120	53,046

		1,034,501

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	300	23,718
Expeditors International of Washington, Inc.	360	27,375
FedEx Corp.	540	75,719
United Parcel Service, Inc., Class B	1,530	170,105

		296,917

Airlines (0.0%)
Alaska Air Group, Inc.	270	9,790
American Airlines Group, Inc. (x)	870	11,371
Delta Air Lines, Inc.	1,350	37,868
Southwest Airlines Co.	1,080	36,914
United Airlines Holdings, Inc.*	480	16,613

		112,556

Building Products (0.1%)
A O Smith Corp.	300	14,136
Allegion plc	210	21,466
Carrier Global Corp.	1,800	39,996
Fortune Brands Home & Security, Inc.	300	19,179
Johnson Controls International plc	2,010	68,622
Masco Corp.	630	31,632
Trane Technologies plc	540	48,049

		243,080

Commercial Services & Supplies (0.1%)
Cintas Corp.	190	50,608
Copart, Inc.*	440	36,639
Republic Services, Inc.	480	39,384
Rollins, Inc.	300	12,717
Waste Management, Inc.	860	91,083

		230,431

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	260	22,048
Quanta Services, Inc.	300	11,769

		33,817

Electrical Equipment (0.1%)
AMETEK, Inc.	510	45,579
Eaton Corp. plc	930	81,356
Emerson Electric Co.	1,350	83,741
Rockwell Automation, Inc.	270	57,510

		268,186

Industrial Conglomerates (0.3%)
3M Co.	1,280	199,667
General Electric Co.	19,290	131,751
Honeywell International, Inc.	1,620	234,236
Roper Technologies, Inc.	240	93,182

		658,836

Machinery (0.4%)
Caterpillar, Inc.	1,290	163,185
Cummins, Inc.	330	57,176
Deere & Co.	720	113,148
Dover Corp.	330	31,865
Flowserve Corp.	270	7,700
Fortive Corp.	660	44,656
IDEX Corp.	169	26,709
Illinois Tool Works, Inc.	660	115,401
Ingersoll Rand, Inc.*	476	13,385
Otis Worldwide Corp.	900	51,174
PACCAR, Inc.	750	56,137
Parker-Hannifin Corp.	300	54,981
Pentair plc	330	12,537
Snap-on, Inc.	120	16,621
Stanley Black & Decker, Inc.	330	45,995
Westinghouse Air Brake Technologies Corp.	312	17,962
Xylem, Inc.	390	25,334

		853,966

Professional Services (0.1%)
Equifax, Inc.	270	46,407
IHS Markit Ltd.	800	60,400
Nielsen Holdings plc	780	11,591
Robert Half International, Inc.	260	13,736
Verisk Analytics, Inc.	360	61,272

		193,406

Road & Rail (0.3%)
CSX Corp.	1,710	119,255
JB Hunt Transport Services, Inc.	180	21,661
Kansas City Southern	210	31,351
Norfolk Southern Corp.	600	105,342
Old Dominion Freight Line, Inc.	216	36,632
Union Pacific Corp.	1,620	273,893

		588,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,260	$53,979
United Rentals, Inc.*	180	26,827
WW Grainger, Inc.	120	37,699

		118,505

Total Industrials		4,632,335

Information Technology (7.0%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	120	25,204
Cisco Systems, Inc.	9,750	454,740
F5 Networks, Inc.*	130	18,132
Juniper Networks, Inc.	750	17,145
Motorola Solutions, Inc.	360	50,447

		565,668

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	660	63,234
CDW Corp.	326	37,875
Corning, Inc.	1,740	45,066
FLIR Systems, Inc.	300	12,171
IPG Photonics Corp.*	90	14,435
Keysight Technologies, Inc.*	420	42,328
TE Connectivity Ltd.	750	61,162
Zebra Technologies Corp., Class A*	122	31,226

		307,497

IT Services (1.5%)
Accenture plc, Class A	1,420	304,902
Akamai Technologies, Inc.*	360	38,552
Automatic Data Processing, Inc.	970	144,423
Broadridge Financial Solutions, Inc.	240	30,286
Cognizant Technology Solutions Corp., Class A	1,270	72,161
DXC Technology Co.	590	9,735
Fidelity National Information Services, Inc.	1,370	183,703
Fiserv, Inc.*	1,276	124,563
FleetCor Technologies, Inc.*	210	52,821
Gartner, Inc.*	210	25,479
Global Payments, Inc.	641	108,727
International Business Machines Corp.	1,980	239,125
Jack Henry & Associates, Inc.	170	31,285
Leidos Holdings, Inc.	323	30,256
Mastercard, Inc., Class A	2,010	594,357
Paychex, Inc.	710	53,783
PayPal Holdings, Inc.*	2,600	452,998
VeriSign, Inc.*	240	49,639
Visa, Inc., Class A	3,900	753,363
Western Union Co. (The)	960	20,755

		3,320,913

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	1,950	102,590
Analog Devices, Inc.	810	99,338
Applied Materials, Inc.	2,100	126,945
Broadcom, Inc.	900	284,049
Intel Corp.	9,960	595,907
KLA Corp.	330	64,178
Lam Research Corp.	330	106,742

Maxim Integrated Products, Inc.	600	36,366
Microchip Technology, Inc.	510	53,708
Micron Technology, Inc.*	2,460	126,739
NVIDIA Corp.	1,350	512,879
Qorvo, Inc.*	270	29,843
QUALCOMM, Inc.	2,670	243,531
Skyworks Solutions, Inc.	390	49,865
Texas Instruments, Inc.	2,070	262,828
Xilinx, Inc.	570	56,082

		2,751,590

Software (2.4%)
Adobe, Inc.*	1,080	470,135
ANSYS, Inc.*	190	55,429
Autodesk, Inc.*	480	114,811
Cadence Design Systems, Inc.*	600	57,576
Citrix Systems, Inc.	280	41,415
Fortinet, Inc.*	300	41,181
Intuit, Inc.	580	171,790
Microsoft Corp.	17,040	3,467,811
NortonLifeLock, Inc.	1,410	27,960
Oracle Corp.	4,954	273,808
Paycom Software, Inc.*	111	34,380
salesforce.com, Inc.*	1,910	357,800
ServiceNow, Inc.*	422	170,935
Synopsys, Inc.*	330	64,350
Tyler Technologies, Inc.*	91	31,566

		5,380,947

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	9,210	3,359,808
Hewlett Packard Enterprise Co.	3,050	29,676
HP, Inc.	3,390	59,088
NetApp, Inc.	540	23,960
Seagate Technology plc	540	26,141
Western Digital Corp.	630	27,815
Xerox Holdings Corp.	420	6,422

		3,532,910

Total Information Technology		15,859,525

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	480	115,901
Albemarle Corp. (x)	240	18,530
Celanese Corp.	270	23,312
CF Industries Holdings, Inc.	480	13,507
Corteva, Inc.	1,680	45,007
Dow, Inc.	1,680	68,477
DuPont de Nemours, Inc.	1,679	89,205
Eastman Chemical Co.	300	20,892
Ecolab, Inc.	570	113,401
FMC Corp.	300	29,886
International Flavors & Fragrances, Inc. (x)	210	25,717
Linde plc	1,230	260,895
LyondellBasell Industries NV, Class A	660	43,375
Mosaic Co. (The)	780	9,758
PPG Industries, Inc.	510	54,091
Sherwin-Williams Co. (The)	180	104,013

		1,035,967

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	150	$30,986
Vulcan Materials Co.	300	34,755

		65,741

Containers & Packaging (0.1%)
Amcor plc	3,634	37,103
Avery Dennison Corp.	180	20,536
Ball Corp.	720	50,033
International Paper Co.	870	30,633
Packaging Corp. of America	210	20,958
Sealed Air Corp.	330	10,841
Westrock Co.	540	15,260

		185,364

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,210	37,140
Newmont Corp.	1,815	112,058
Nucor Corp.	660	27,330

		176,528

Total Materials		1,463,600

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	240	38,940
American Tower Corp. (REIT)	990	255,955
Apartment Investment and Management Co. (REIT), Class A	330	12,421
AvalonBay Communities, Inc. (REIT)	300	46,392
Boston Properties, Inc. (REIT)	330	29,825
Crown Castle International Corp. (REIT)	930	155,635
Digital Realty Trust, Inc. (REIT)	597	84,840
Duke Realty Corp. (REIT)	780	27,604
Equinix, Inc. (REIT)	210	147,483
Equity Residential (REIT)	810	47,644
Essex Property Trust, Inc. (REIT)	150	34,376
Extra Space Storage, Inc. (REIT)	270	24,940
Federal Realty Investment Trust (REIT)	180	15,338
Healthpeak Properties, Inc. (REIT)	1,050	28,938
Host Hotels & Resorts, Inc. (REIT)	1,620	17,480
Iron Mountain, Inc. (REIT)	630	16,443
Kimco Realty Corp. (REIT)	930	11,941
Mid-America Apartment Communities, Inc. (REIT)	240	27,521
Prologis, Inc. (REIT)	1,674	156,234
Public Storage (REIT)	330	63,324
Realty Income Corp. (REIT)	660	39,270
Regency Centers Corp. (REIT)	360	16,520
SBA Communications Corp. (REIT)	240	71,501
Simon Property Group, Inc. (REIT)	690	47,182
SL Green Realty Corp. (REIT)	180	8,872
UDR, Inc. (REIT)	600	22,428
Ventas, Inc. (REIT)	780	28,564
Vornado Realty Trust (REIT)	360	13,756
Welltower, Inc. (REIT)	840	43,470
Weyerhaeuser Co. (REIT)	1,650	37,059

		1,571,896

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	690	31,202

Total Real Estate		1,603,098

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	510	24,398
American Electric Power Co., Inc.	1,080	86,011
Duke Energy Corp.	1,620	129,422
Edison International	720	39,103
Entergy Corp.	420	39,400
Evergy, Inc.	540	32,016
Eversource Energy	690	57,456
Exelon Corp.	2,130	77,298
FirstEnergy Corp.	1,110	43,046
NextEra Energy, Inc.	1,080	259,384
NRG Energy, Inc.	600	19,536
Pinnacle West Capital Corp.	240	17,590
PPL Corp.	1,590	41,086
Southern Co. (The)	2,280	118,218
Xcel Energy, Inc.	1,140	71,250

		1,055,214

Gas Utilities (0.0%)
Atmos Energy Corp.	240	23,899

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	1,440	20,866

Multi-Utilities (0.2%)
Ameren Corp.	540	37,994
CenterPoint Energy, Inc.	1,110	20,724
CMS Energy Corp.	600	35,052
Consolidated Edison, Inc.	690	49,632
Dominion Energy, Inc.	1,770	143,689
DTE Energy Co.	390	41,925
NiSource, Inc.	810	18,419
Public Service Enterprise Group, Inc.	1,110	54,568
Sempra Energy	600	70,338
WEC Energy Group, Inc.	690	60,478

		532,819

Water Utilities (0.0%)
American Water Works Co., Inc.	390	50,177

Total Utilities		1,682,975

Total Common Stocks (25.6%) (Cost $51,452,697)		57,832,123

EXCHANGE TRADED FUNDS (ETF):
Equity (16.6%)
iShares MSCI EAFE ETF	397,815	24,214,999
iShares Russell 2000 ETF (x)	44,576	6,382,391
SPDR S&P MidCap 400 ETF Trust (x)	21,075	6,838,627

Total Exchange Traded Funds (16.6%) (Cost $41,091,685)		37,436,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $3,398)	708	$119

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (23.8%)
JPMorgan Prime Money Market Fund, IM Shares	53,548,701	53,596,895

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.4%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $1,900,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $1,938,002. (xx)	$1,900,000	1,900,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $6,071,712, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $6,193,134. (xx)	6,071,700	6,071,700
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $2,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		9,971,700

U.S. Treasury Obligations (32.0%)
U.S. Treasury Bills 0.14%, 9/24/20 (p)	72,255,000	72,230,491

Total Short-Term Investments (60.2%) (Cost $135,783,541)		135,799,086

Total Investments in Securities (102.4%) (Cost $228,331,321)		231,067,345
Other Assets Less Liabilities (-2.4%)		(5,308,513)

Net Assets (100%)		$225,758,832

*	Non-income producing.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $11,932,882. This was collateralized by $2,054,357 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $9,971,700 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	203	9/2020	USD	18,050,760	44,646
Russell 2000 E-Mini Index	8	9/2020	USD	575,040	33,539
S&P 500 E-Mini Index	88	9/2020	USD	13,596,880	73,119
SPI 200 Index	14	9/2020	AUD	1,423,124	2,077
U.S. Treasury 10 Year Note	194	9/2020	USD	26,999,344	90,402

					243,783

Short Contracts
EURO STOXX 50 Index	(110)	9/2020	EUR	(3,983,145)	(53,194)
FTSE 100 Index	(33)	9/2020	GBP	(2,513,731)	18,210
TOPIX Index	(3)	9/2020	JPY	(433,017)	(2,672)

					(37,656)

					206,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	573,540	USD	372,537	JPMorgan Chase Bank	9/14/2020	23,365
EUR	801,642	USD	872,209	JPMorgan Chase Bank	9/14/2020	29,942
NZD	7,067,000	USD	4,264,362	Citibank NA	9/14/2020	295,667
SEK	13,546,924	USD	1,411,109	Goldman Sachs & Co.	9/14/2020	44,050
SEK	16,053,419	USD	1,663,218	JPMorgan Chase Bank	9/14/2020	61,178
USD	1,325,467	AUD	1,906,451	JPMorgan Chase Bank	9/14/2020	9,484
USD	415,963	EUR	367,614	JPMorgan Chase Bank	9/14/2020	2,257
USD	3,330,716	GBP	2,629,349	JPMorgan Chase Bank	9/14/2020	71,249
USD	1,151,850	JPY	122,490,000	Morgan Stanley	9/14/2020	16,275
USD	4,601,497	NZD	7,067,000	BNP Paribas	9/14/2020	41,468
USD	45,771	NZD	70,386	JPMorgan Chase Bank	9/14/2020	354
USD	1,155,338	SEK	10,598,247	JPMorgan Chase Bank	9/14/2020	16,915

Total unrealized appreciation						612,204

CHF	1,253,000	USD	1,329,820	JPMorgan Chase Bank	9/14/2020	(4,348)
EUR	2,471,000	USD	2,801,578	Citibank NA	9/14/2020	(20,765)
EUR	7,601,261	USD	8,642,834	JPMorgan Chase Bank	9/14/2020	(88,531)
GBP	707,000	USD	885,525	Natwest Markets plc	9/14/2020	(9,094)
JPY	31,286,579	USD	290,693	JPMorgan Chase Bank	9/14/2020	(642)
JPY	395,767,404	USD	3,679,851	Morgan Stanley	9/14/2020	(10,789)
NOK	4,635,955	USD	502,439	BNP Paribas	9/14/2020	(20,658)
NOK	6,832,531	USD	737,539	JPMorgan Chase Bank	9/14/2020	(27,485)
SEK	3,372,581	USD	366,482	JPMorgan Chase Bank	9/14/2020	(4,212)
USD	3,613,143	CHF	3,421,766	JPMorgan Chase Bank	9/14/2020	(6,533)
USD	395,576	EUR	361,114	JPMorgan Chase Bank	9/14/2020	(10,814)
USD	280,248	GBP	228,872	JPMorgan Chase Bank	9/14/2020	(3,473)
USD	289,411	JPY	31,286,579	JPMorgan Chase Bank	9/14/2020	(639)

Total unrealized depreciation						(207,983)

Net unrealized appreciation						404,221

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,224,052	$—	$—	$6,224,052
Consumer Discretionary	6,351,354	—	—	6,351,354
Consumer Staples	3,962,404	—	—	3,962,404
Energy	1,611,901	—	—	1,611,901
Financials	5,986,764	—	—	5,986,764
Health Care	8,454,115	—	—	8,454,115
Industrials	4,632,335	—	—	4,632,335
Information Technology	15,859,525	—	—	15,859,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$1,463,600	$—	$—	$1,463,600
Real Estate	1,603,098	—	—	1,603,098
Utilities	1,682,975	—	—	1,682,975
Exchange Traded Funds	37,436,017	—	—	37,436,017
Forward Currency Contracts	—	612,204	—	612,204
Futures	261,993	—	—	261,993
Rights
Communication Services	119	—	—	119
Short-Term Investments
Investment Company	53,596,895	—	—	53,596,895
Repurchase Agreements	—	9,971,700	—	9,971,700
U.S. Treasury Obligations	—	72,230,491	—	72,230,491

Total Assets	$149,127,147	$82,814,395	$—	$231,941,542

Liabilities:
Forward Currency Contracts	$—	$(207,983)	$—	$(207,983)
Futures	(55,866)	—	—	(55,866)

Total Liabilities	$(55,866)	$(207,983)	$—	$(263,849)

Total	$149,071,281	$82,606,412	$—	$231,677,693

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$90,402	*
Foreign exchange contracts	Receivables	612,204
Equity contracts	Receivables, Net assets – Unrealized appreciation	171,591	*

Total		$874,197

	Liability Derivatives
Foreign exchange contracts	Payables	$(207,983)
Equity contracts	Payables, Net assets – Unrealized depreciation	(55,866	)*

Total		$(263,849)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,765,444	$—	$1,765,444
Foreign exchange contracts	—	426,898	426,898
Equity contracts	(15,483,224)	—	(15,483,224)

Total	$(13,717,780)	$426,898	$(13,290,882)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$344,625	$—	$344,625
Foreign exchange contracts	—	376,427	376,427
Equity contracts	(939,214)	—	(939,214)

Total	$(594,589)	$376,427	$(218,162)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $76,620,000 and futures contracts with an average notional balance of approximately $78,458,000 during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$41,468	$(20,658)	$—	$20,810
Citibank NA	295,667	(20,765)	—	274,902
Goldman Sachs & Co.	44,050	—	—	44,050
JPMorgan Chase Bank	214,744	(146,677)	—	68,067
Morgan Stanley	16,275	(10,789)	—	5,486

Total	$612,204	$(198,889)	$—	$413,315

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$20,658	$(20,658)	$—	$—
Citibank NA	20,765	(20,765)	—	—
JPMorgan Chase Bank	146,677	(146,677)	—	—
Morgan Stanley	10,789	(10,789)	—	—
Natwest Markets plc	9,094	—	—	9,094

Total	$207,983	$(198,889)	$—	$9,094

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,642,467
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,289,776

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,118,583
Aggregate gross unrealized depreciation	(8,585,186)

Net unrealized appreciation	$2,533,397

Federal income tax cost of investments in securities and derivative instruments, if applicable	$229,144,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $218,359,621)	$221,095,645
Repurchase Agreements (Cost $9,971,700)	9,971,700
Cash	300,000
Foreign cash (Cost $4,668)	4,654
Due from broker for futures variation margin	3,895,409
Unrealized appreciation on forward foreign currency contracts	612,204
Receivable for Portfolio shares sold	188,322
Dividends, interest and other receivables	93,603
Securities lending income receivable	4,110
Other assets	2,976

Total assets	236,168,623

LIABILITIES
Payable for return of collateral on securities loaned	9,971,700
Unrealized depreciation on forward foreign currency contracts	207,983
Investment management fees payable	120,695
Distribution fees payable – Class IB	45,139
Administrative fees payable	22,911
Payable for Portfolio shares redeemed	89
Accrued expenses	41,274

Total liabilities	10,409,791

NET ASSETS	$225,758,832

Net assets were comprised of:
Paid in capital	$236,308,877
Total distributable earnings (loss)	(10,550,045)

Net assets	$225,758,832

Class IB
Net asset value, offering and redemption price per share, $225,758,832 / 23,327,950 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.68

(x)	Includes value of securities on loan of $11,932,882.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$1,298,241
Interest	163,299
Securities lending (net)	20,330

Total income	1,481,870

EXPENSES
Investment management fees	751,141
Distribution fees – Class IB	250,380
Administrative fees	123,595
Professional fees	28,133
Printing and mailing expenses	17,311
Custodian fees	5,968
Trustees’ fees	3,082
Miscellaneous	4,798

Gross expenses	1,184,408
Less: Waiver from investment manager	(77,602)

Net expenses	1,106,806

NET INVESTMENT INCOME (LOSS)	375,064

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,901,712)
Futures contracts	(13,717,780)
Forward foreign currency contracts	426,898
Foreign currency transactions	(106,251)

Net realized gain (loss)	(15,298,845)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(8,062,768)
Futures contracts	(594,589)
Forward foreign currency contracts	376,427
Foreign currency translations	(6,415)

Net change in unrealized appreciation (depreciation)	(8,287,345)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(23,586,190)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,211,126)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$375,064	$1,774,802
Net realized gain (loss)	(15,298,845)	3,860,352
Net change in unrealized appreciation (depreciation)	(8,287,345)	19,232,175

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,211,126)	24,867,329

Distributions to shareholders:
Class IB	—	(3,902,233)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [5,189,740 and 9,151,533 shares, respectively]	50,798,125	94,523,377
Capital shares issued in reinvestment of dividends and distributions [0 and 361,338 shares, respectively]	—	3,902,233
Capital shares repurchased [(81,457) and (187,041) shares, respectively]	(809,630)	(1,933,476)

Total Class IB transactions	49,988,495	96,492,134

Class K (b)
Capital shares repurchased [0 and (1,008,251) shares, respectively]	—	(10,602,740)

Total Class K transactions	—	(10,602,740)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	49,988,495	85,889,394

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,777,369	106,854,490
NET ASSETS:
Beginning of period	198,981,463	92,126,973

End of period	$225,758,832	$198,981,463

(b) After the close of business on September 10, 2019, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				November 13, 2017* to December 31, 2017
Class IB			2019		2018
Net asset value, beginning of period	$10.92		$9.30		$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.12		0.18		0.03
Net realized and unrealized gain (loss)	(1.26)		1.73		(1.00)		0.24

Total from investment operations	(1.24)		1.85		(0.82)		0.27

Less distributions:
Dividends from net investment income	—		(0.08)		(0.11)		(0.03)
Distributions from net realized gains	—		(0.15)		(0.01)		—

Total dividends and distributions	—		(0.23)		(0.12)		(0.03)

Net asset value, end of period	$9.68		$10.92		$9.30		$10.24

Total return (b)	(11.36)%		19.86%		(8.07)%		2.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$225,759		$198,981		$82,748		$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.11	%(j)	1.09	%(k)	1.05	%(m)	1.13	%**(n)
Before waivers and reimbursements (a)(f)	1.18%		1.19%		1.46%		3.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.37%		1.20%		1.75%		2.07	%(l)
Before waivers and reimbursements (a)(f)(x)	0.30%		1.09%		1.34%		0.16	%(l)
Portfolio turnover rate^	14	%(z)	56%		3%		0	%(z)

	January 1, 2019 to September 10, 2019‡		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Class K
Net asset value, beginning of period	$9.30		$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.14		0.03
Net realized and unrealized gain (loss)	1.13		(0.94)		0.25

Total from investment operations	1.22		(0.80)		0.28

Less distributions:
Dividends from net investment income	—		(0.13)		(0.04)
Distributions from net realized gains	—		(0.01)		—

Total dividends and distributions	—		(0.14)		(0.04)

Net asset value, end of period	$10.52		$9.30		$10.24

Total return (b)	13.12%		(7.83)%		2.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,379		$10,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83	%(k)	0.81	%(m)	0.88	%**(n)
Before waivers and reimbursements (a)(f)	0.94%		1.38%		2.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.29	%(l)	1.37%		2.33	%(l)
Before waivers and reimbursements (a)(f)(x)	1.19	%(l)	0.80%		0.42	%(l)
Portfolio turnover rate^	56%		3%		0	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
‡	After the close of business on September 10, 2019 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.94% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB and 0.96% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	18.4%
Information Technology	14.1
Investment Companies	10.5
Health Care	9.2
Financials	7.5
Consumer Discretionary	7.0
Industrials	6.1
Communication Services	5.9
Exchange Traded Funds	5.4
Consumer Staples	5.2
Materials	2.4
Repurchase Agreements	2.2
Utilities	2.0
Energy	1.8
Real Estate	1.8
U.S. Government Agency Securities	0.7
Cash and Other	(0.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$910.32	$5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.05	5.87

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.17%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.9%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	91,168	$2,756,009
BT Group plc	81,376	114,854
Cellnex Telecom SA (m)	2,285	139,072
CenturyLink, Inc.	11,900	119,357
Deutsche Telekom AG (Registered)	30,387	508,296
Elisa OYJ	1,328	80,723
HKT Trust & HKT Ltd.	32,415	47,646
Iliad SA	136	26,507
Infrastrutture Wireless Italiane SpA (m)	2,196	21,991
Koninklijke KPN NV	32,245	85,404
Nippon Telegraph & Telephone Corp.	11,818	275,125
Orange SA	18,331	218,985
PCCW Ltd.	31,094	17,742
Proximus SADP	1,481	30,158
Singapore Telecommunications Ltd.	72,285	128,335
Spark New Zealand Ltd.	15,677	46,422
Swisscom AG (Registered) (x)	244	127,616
Telecom Italia SpA (Aquis Stock Exchange)	51,497	19,935
Telecom Italia SpA (Turquoise Stock Exchange)	68,549	26,897
Telefonica Deutschland Holding AG	9,527	28,102
Telefonica SA	42,180	201,852
Telenor ASA	6,659	97,012
Telia Co. AB	22,752	84,889
Telstra Corp. Ltd.	37,906	82,058
United Internet AG (Registered)	938	39,580
Verizon Communications, Inc.	51,750	2,852,977

		8,177,544

Entertainment (1.1%)
Activision Blizzard, Inc.	9,561	725,680
Bollore SA	7,479	23,456
Electronic Arts, Inc.*	3,750	495,187
Konami Holdings Corp.	905	30,147
Live Nation Entertainment, Inc.*	1,822	80,769
Netflix, Inc.*	5,480	2,493,619
Nexon Co. Ltd.	4,441	100,303
Nintendo Co. Ltd.	1,033	459,649
Square Enix Holdings Co. Ltd.	837	42,214
Take-Two Interactive Software, Inc.*	1,431	199,725
Toho Co. Ltd.	1,107	39,973
Ubisoft Entertainment SA*	864	71,159
Vivendi SA	7,551	193,541
Walt Disney Co. (The)	23,135	2,579,784

		7,535,206

Interactive Media & Services (2.6%)
Alphabet, Inc., Class A*	3,790	5,374,410
Alphabet, Inc., Class C*	3,870	5,470,671
Auto Trader Group plc (m)	8,214	53,519
Facebook, Inc., Class A*	30,090	6,832,536
Kakaku.com, Inc.	1,312	33,223
LINE Corp.*	624	31,376
REA Group Ltd. (x)	540	40,416
Scout24 AG (m)	985	76,559
SEEK Ltd.	3,188	48,387
Twitter, Inc.*	9,031	269,034
Z Holdings Corp.	23,094	112,703

		18,342,834

Media (0.7%)
Altice Europe NV, Class A*	4,851	18,677
Charter Communications, Inc., Class A*	2,236	1,140,450
Comcast Corp., Class A	56,850	2,216,013
CyberAgent, Inc.	1,001	49,105
Dentsu Group, Inc. (x)	1,954	46,349
Discovery, Inc., Class A*	1,950	41,145
Discovery, Inc., Class C*	4,490	86,477
DISH Network Corp., Class A*	2,977	102,736
Fox Corp., Class A	4,400	118,008
Fox Corp., Class B	2,033	54,566
Hakuhodo DY Holdings, Inc.	2,066	24,552
Informa plc	13,743	79,961
Interpublic Group of Cos., Inc. (The)	4,770	81,853
ITV plc	30,951	28,601
JCDecaux SA*	864	16,048
News Corp., Class A	4,800	56,928
News Corp., Class B	1,550	18,523
Omnicom Group, Inc.	2,800	152,880
Pearson plc	6,895	49,286
Publicis Groupe SA	2,044	66,076
Schibsted ASA, Class B*	920	21,797
SES SA (FDR)	3,340	22,787
Telenet Group Holding NV	462	18,998
ViacomCBS, Inc.	6,823	159,112
WPP plc	10,863	84,773

		4,755,701

Wireless Telecommunication Services (0.4%)
KDDI Corp.	15,086	452,322
NTT DOCOMO, Inc.	10,681	284,931
Softbank Corp.	17,520	223,000
SoftBank Group Corp.	14,387	724,929
Tele2 AB, Class B	4,423	58,582
T-Mobile US, Inc.*	7,448	775,709
TPG Telecom Ltd.*	2,569	15,779
Tuas Ltd.*	1,285	598
Vodafone Group plc	243,759	388,688

		2,924,538

Total Communication Services		41,735,823

Consumer Discretionary (7.0%)
Auto Components (0.2%)
Aisin Seiki Co. Ltd.	1,526	44,470
Aptiv plc	3,300	257,136
BorgWarner, Inc.	2,600	91,780
Bridgestone Corp.	4,898	157,594
Cie Generale des Etablissements Michelin SCA	1,592	164,925
Continental AG	1,030	100,605
Denso Corp.	4,025	157,021

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Faurecia SE*	709	$27,642
JTEKT Corp.	1,993	15,487
Koito Manufacturing Co. Ltd.	962	38,725
NGK Spark Plug Co. Ltd.	1,383	19,815
Pirelli & C SpA (m)*	3,486	14,764
Stanley Electric Co. Ltd.	1,203	28,970
Sumitomo Electric Industries Ltd.	6,789	78,088
Sumitomo Rubber Industries Ltd.	1,478	14,558
Toyoda Gosei Co. Ltd.	700	14,563
Toyota Industries Corp.	1,374	72,748
Valeo SA	2,085	54,615
Yokohama Rubber Co. Ltd. (The)	1,089	15,303

		1,368,809

Automobiles (0.6%)
Bayerische Motoren Werke AG	3,100	197,498
Bayerische Motoren Werke AG (Preference) (q)	529	25,601
Daimler AG (Registered)	7,831	317,418
Ferrari NV	1,154	196,636
Fiat Chrysler Automobiles NV*	9,730	97,603
Ford Motor Co.	48,950	297,616
General Motors Co.	16,400	414,920
Honda Motor Co. Ltd.	14,944	382,055
Isuzu Motors Ltd.	5,064	45,730
Mazda Motor Corp.	4,757	28,522
Mitsubishi Motors Corp.	5,730	14,142
Nissan Motor Co. Ltd.	20,342	75,346
Peugeot SA*	5,453	88,516
Porsche Automobil Holding SE (Preference) (q)*	1,445	82,813
Renault SA*	1,767	44,727
Subaru Corp.	5,626	116,999
Suzuki Motor Corp.	3,438	116,652
Toyota Motor Corp.	19,406	1,217,370
Volkswagen AG	305	48,955
Volkswagen AG (Preference) (q)	1,706	257,995
Yamaha Motor Co. Ltd.	2,568	40,235

		4,107,349

Distributors (0.0%)
Genuine Parts Co.	1,850	160,876
Jardine Cycle & Carriage Ltd.	925	13,412
LKQ Corp.*	3,950	103,490

		277,778

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	666	17,910
H&R Block, Inc.	2,550	36,414

		54,324

Hotels, Restaurants & Leisure (0.9%)
Accor SA*	1,695	45,990
Aristocrat Leisure Ltd.	5,254	92,918
Carnival Corp. (x)	5,000	82,100
Chipotle Mexican Grill, Inc.*	340	357,802
Compass Group plc	16,321	224,530
Crown Resorts Ltd.	3,266	21,826
Darden Restaurants, Inc.	1,550	117,443
Domino’s Pizza, Inc.	502	185,459
Evolution Gaming Group AB (m)	1,164	69,325
Flutter Entertainment plc	1,279	167,886
Galaxy Entertainment Group Ltd.	19,394	131,682
Genting Singapore Ltd.	51,727	28,284
GVC Holdings plc	5,315	48,698
Hilton Worldwide Holdings, Inc.	3,716	272,940
InterContinental Hotels Group plc	1,616	71,627
La Francaise des Jeux SAEM (m)	787	24,251
Las Vegas Sands Corp.	4,349	198,053
Marriott International, Inc., Class A	3,520	301,770
McDonald’s Corp.	9,650	1,780,136
McDonald’s Holdings Co. Japan Ltd.	601	32,422
Melco Resorts & Entertainment Ltd. (ADR)	2,179	33,818
MGM Resorts International	6,231	104,681
Norwegian Cruise Line Holdings Ltd. (x)*	2,725	44,772
Oriental Land Co. Ltd.	1,837	242,561
Royal Caribbean Cruises Ltd.	2,150	108,145
Sands China Ltd.	21,793	85,281
SJM Holdings Ltd.	16,347	18,275
Sodexo SA	826	55,797
Starbucks Corp.	15,532	1,143,000
Tabcorp Holdings Ltd.	18,193	42,604
Whitbread plc	1,827	50,233
Wynn Macau Ltd.	13,352	23,196
Wynn Resorts Ltd.	1,200	89,388
Yum! Brands, Inc.	3,900	338,949

		6,635,842

Household Durables (0.4%)
Barratt Developments plc	9,271	56,869
Berkeley Group Holdings plc	1,189	61,276
Casio Computer Co. Ltd.	1,751	30,387
DR Horton, Inc.	4,250	235,663
Electrolux AB	2,036	33,989
Garmin Ltd.	1,500	146,250
Husqvarna AB, Class B (x)	3,561	29,119
Iida Group Holdings Co. Ltd.	1,340	20,522
Leggett & Platt, Inc.	1,600	56,240
Lennar Corp., Class A	3,650	224,913
Mohawk Industries, Inc.*	800	81,408
Newell Brands, Inc.	5,350	84,958
Nikon Corp.	2,390	19,999
NVR, Inc.*	44	143,385
Panasonic Corp.	20,299	176,951
Persimmon plc	2,969	83,962
PulteGroup, Inc.	3,200	108,896
Rinnai Corp.	359	29,890
SEB SA	221	36,489
Sekisui Chemical Co. Ltd.	3,421	48,932
Sekisui House Ltd.	5,726	109,010
Sharp Corp.	1,887	20,071
Sony Corp.	11,661	798,561
Taylor Wimpey plc	27,954	49,316
Whirlpool Corp.	800	103,624

		2,790,680

Internet & Direct Marketing Retail (2.5%)
Amazon.com, Inc.*	5,378	14,836,934
Booking Holdings, Inc.*	612	974,512
Delivery Hero SE (m)*	1,173	119,514
eBay, Inc.	11,340	594,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Expedia Group, Inc.	1,500	$123,300
Just Eat Takeaway.com NV (m)*	1,111	115,604
Mercari, Inc.*	851	26,298
Ocado Group plc*	4,304	108,048
Prosus NV*	4,501	417,739
Rakuten, Inc.	7,769	68,320
Zalando SE (m)*	1,388	97,617
ZOZO, Inc.	993	22,073

		17,504,742

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,826	95,967
Hasbro, Inc.	1,450	108,678
Sega Sammy Holdings, Inc.	1,589	19,010
Shimano, Inc.	701	134,824
Yamaha Corp.	1,312	61,726

		420,205

Multiline Retail (0.3%)
Dollar General Corp.	3,280	624,873
Dollar Tree, Inc.*	2,960	274,333
Isetan Mitsukoshi Holdings Ltd.	2,911	16,691
Kohl’s Corp.	2,070	42,994
Marui Group Co. Ltd.	1,716	30,989
Next plc	1,249	75,632
Pan Pacific International Holdings Corp.	3,746	82,153
Ryohin Keikaku Co. Ltd.	2,200	31,135
Target Corp.	6,500	779,545
Wesfarmers Ltd.	10,411	323,362

		2,281,707

Specialty Retail (1.3%)
ABC-Mart, Inc.	319	18,663
Advance Auto Parts, Inc.	940	133,903
AutoZone, Inc.*	313	353,101
Best Buy Co., Inc.	2,920	254,828
CarMax, Inc.*	2,160	193,428
Fast Retailing Co. Ltd.	537	307,463
Gap, Inc. (The)	2,650	33,443
Hennes & Mauritz AB, Class B	7,252	104,862
Hikari Tsushin, Inc.	191	43,498
Home Depot, Inc. (The)	14,160	3,547,222
Industria de Diseno Textil SA	10,027	265,106
JD Sports Fashion plc	3,988	30,707
Kingfisher plc	18,512	50,577
L Brands, Inc.	2,830	42,365
Lowe’s Cos., Inc.	10,030	1,355,254
Nitori Holdings Co. Ltd.	756	148,067
O’Reilly Automotive, Inc.*	1,020	430,103
Ross Stores, Inc.	4,680	398,923
Shimamura Co. Ltd.	202	13,673
Tiffany & Co.	1,350	164,619
TJX Cos., Inc. (The)	15,480	782,669
Tractor Supply Co.	1,530	201,639
Ulta Beauty, Inc.*	700	142,394
USS Co. Ltd.	2,143	34,237
Yamada Denki Co. Ltd.	6,632	32,898

		9,083,642

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG*	1,743	456,003
Burberry Group plc	3,866	76,503
Cie Financiere Richemont SA (Registered)	4,778	304,258
EssilorLuxottica SA*	2,623	336,188
Hanesbrands, Inc.	4,500	50,805
Hermes International	296	247,049
Kering SA	703	381,848
LVMH Moet Hennessy Louis Vuitton SE (x)	2,545	1,114,707
Moncler SpA*	1,829	69,836
NIKE, Inc., Class B	15,950	1,563,898
Pandora A/S	981	53,255
Puma SE*	756	58,299
PVH Corp.	950	45,648
Ralph Lauren Corp.	700	50,764
Swatch Group AG (The)	275	54,793
Swatch Group AG (The) (Registered)	533	20,814
Tapestry, Inc.	3,600	47,808
Under Armour, Inc., Class A*	2,350	22,889
Under Armour, Inc., Class C*	2,407	21,278
VF Corp.	4,050	246,807

		5,223,450

Total Consumer Discretionary		49,748,528

Consumer Staples (5.2%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	7,050	347,471
Asahi Group Holdings Ltd. (x)	3,540	124,018
Brown-Forman Corp., Class B	2,050	130,503
Budweiser Brewing Co. APAC Ltd. (m)	15,700	45,613
Carlsberg A/S, Class B	997	131,704
Coca-Cola Amatil Ltd.	4,066	24,373
Coca-Cola Bottlers Japan, Inc.	1,178	21,351
Coca-Cola Co. (The)	48,000	2,144,640
Coca-Cola European Partners plc	1,878	70,913
Coca-Cola HBC AG	1,899	47,661
Constellation Brands, Inc., Class A	2,100	367,395
Davide Campari-Milano SpA	5,062	42,601
Diageo plc	21,382	709,753
Heineken Holding NV	1,087	88,869
Heineken NV	2,370	218,258
Ito En Ltd.	490	27,624
Kirin Holdings Co. Ltd.	7,600	160,276
Molson Coors Beverage Co., Class B	2,300	79,028
Monster Beverage Corp.*	4,970	344,520
PepsiCo, Inc.	17,700	2,341,002
Pernod Ricard SA	1,945	305,694
Remy Cointreau SA (x)	239	32,519
Suntory Beverage & Food Ltd.	1,301	50,731
Treasury Wine Estates Ltd. (x)	5,894	42,667

		7,899,184

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	6,136	142,522
Carrefour SA	5,505	84,982
Casino Guichard Perrachon SA*	372	13,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Coles Group Ltd.	12,205	$144,982
Colruyt SA	533	29,309
Cosmos Pharmaceutical Corp.	183	28,047
Costco Wholesale Corp.	5,500	1,667,655
Dairy Farm International Holdings Ltd.	2,900	13,505
FamilyMart Co. Ltd.	2,376	40,774
ICA Gruppen AB	972	46,059
J Sainsbury plc	15,273	39,461
Jeronimo Martins SGPS SA*	2,461	43,058
Kobe Bussan Co. Ltd.	564	31,795
Koninklijke Ahold Delhaize NV	10,071	274,246
Kroger Co. (The)	9,970	337,484
Lawson, Inc.	535	26,825
METRO AG	1,588	15,003
Seven & i Holdings Co. Ltd.	6,958	227,067
Sundrug Co. Ltd.	652	21,543
Sysco Corp.	5,950	325,227
Tesco plc	88,399	249,599
Tsuruha Holdings, Inc.	350	48,177
Walgreens Boots Alliance, Inc.	10,050	426,020
Walmart, Inc.	17,820	2,134,480
Welcia Holdings Co. Ltd.	431	34,749
Wm Morrison Supermarkets plc	21,376	50,428
Woolworths Group Ltd.	11,681	301,229

		6,798,005

Food Products (1.2%)
a2 Milk Co. Ltd.*	6,805	89,114
Ajinomoto Co., Inc.	4,288	71,241
Archer-Daniels-Midland Co.	7,000	279,300
Associated British Foods plc	3,342	79,196
Barry Callebaut AG (Registered)	28	53,365
Calbee, Inc.	915	25,302
Campbell Soup Co.	2,400	119,112
Chocoladefabriken Lindt & Spruengli AG	10	82,257
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	85,852
Conagra Brands, Inc.	6,050	212,778
Danone SA	5,703	394,086
General Mills, Inc.	7,450	459,292
Hershey Co. (The)	1,750	226,835
Hormel Foods Corp.	3,400	164,118
J M Smucker Co. (The)	1,400	148,134
Kellogg Co.	3,150	208,089
Kerry Group plc (London Stock Exchange), Class A	1,404	173,492
Kerry Group plc (Turquoise Stock Exchange), Class A	86	10,699
Kikkoman Corp.	1,390	66,938
Kraft Heinz Co. (The)	7,750	247,147
Lamb Weston Holdings, Inc.	1,814	115,969
McCormick & Co., Inc. (Non-Voting)	1,500	269,115
Meiji Holdings Co. Ltd.	1,108	88,111
Mondelez International, Inc., Class A	18,200	930,566
Mowi ASA	3,987	75,778
Nestle SA (Registered)	27,230	3,008,239
NH Foods Ltd.	788	31,615
Nisshin Seifun Group, Inc.	1,920	28,646
Nissin Foods Holdings Co. Ltd.	635	56,205
Orkla ASA	6,964	61,042
Toyo Suisan Kaisha Ltd.	806	44,997
Tyson Foods, Inc., Class A	3,650	217,942
WH Group Ltd. (m)	86,015	73,817
Wilmar International Ltd.	16,661	49,072
Yakult Honsha Co. Ltd.	1,095	64,450
Yamazaki Baking Co. Ltd.	1,222	20,995

		8,332,906

Household Products (1.0%)
Church & Dwight Co., Inc.	3,050	235,765
Clorox Co. (The)	1,600	350,992
Colgate-Palmolive Co.	10,850	794,871
Essity AB, Class B*	5,542	178,919
Henkel AG & Co. KGaA	992	82,441
Henkel AG & Co. KGaA (Preference) (q)	1,659	154,229
Kimberly-Clark Corp.	4,350	614,873
Lion Corp.	2,170	52,025
Pigeon Corp.	1,037	40,093
Procter & Gamble Co. (The)	31,197	3,730,225
Reckitt Benckiser Group plc	6,519	599,934
Unicharm Corp.	3,770	154,459

		6,988,826

Personal Products (0.5%)
Beiersdorf AG	950	107,782
Coty, Inc., Class A	5,601	25,036
Estee Lauder Cos., Inc. (The), Class A	2,750	518,870
Kao Corp.	4,443	351,740
Kobayashi Pharmaceutical Co. Ltd.	496	43,575
Kose Corp.	315	37,872
L’Oreal SA	2,302	737,998
Pola Orbis Holdings, Inc. (x)	967	16,822
Shiseido Co. Ltd.	3,681	233,376
Unilever NV	13,364	708,765
Unilever plc	10,692	576,486

		3,358,322

Tobacco (0.5%)
Altria Group, Inc.	23,500	922,375
British American Tobacco plc	21,014	807,388
Imperial Brands plc	8,654	164,799
Japan Tobacco, Inc. (x)	11,051	205,039
Philip Morris International, Inc.	19,450	1,362,667
Swedish Match AB	1,548	108,692

		3,570,960

Total Consumer Staples		36,948,203

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,400	98,496
Halliburton Co.	10,950	142,131
National Oilwell Varco, Inc.	4,800	58,800
Schlumberger Ltd.	17,350	319,066
TechnipFMC plc	5,308	36,307
Tenaris SA	3,543	22,840

		677,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (1.7%)
Ampol Ltd.	2,405	$48,856
Apache Corp.	4,750	64,125
BP plc	184,227	700,140
Cabot Oil & Gas Corp.	5,400	92,772
Chevron Corp.	23,950	2,137,058
Concho Resources, Inc.	2,500	128,750
ConocoPhillips	14,400	605,088
Devon Energy Corp.	5,850	66,339
Diamondback Energy, Inc.	1,916	80,127
ENEOS Holdings, Inc.	27,108	96,049
Eni SpA	23,287	221,745
EOG Resources, Inc.	7,250	367,285
Equinor ASA	9,041	128,574
Exxon Mobil Corp.	53,058	2,372,754
Galp Energia SGPS SA	4,556	52,629
Hess Corp.	3,100	160,611
HollyFrontier Corp.	1,984	57,933
Idemitsu Kosan Co. Ltd.	1,771	37,573
Inpex Corp. (x)	8,972	55,545
Kinder Morgan, Inc.	23,750	360,288
Koninklijke Vopak NV	715	37,786
Lundin Energy AB	1,756	42,255
Marathon Oil Corp.	10,400	63,648
Marathon Petroleum Corp.	8,646	323,187
Neste OYJ	3,966	154,891
Noble Energy, Inc.	6,000	53,760
Occidental Petroleum Corp.	11,298	206,753
Oil Search Ltd.	18,054	39,758
OMV AG*	1,345	44,906
ONEOK, Inc.	5,112	169,821
Origin Energy Ltd.	16,038	64,968
Phillips 66	5,300	381,070
Pioneer Natural Resources Co.	2,150	210,055
Repsol SA	12,896	112,549
Royal Dutch Shell plc, Class A	37,659	599,241
Royal Dutch Shell plc, Class B	34,019	514,780
Santos Ltd.	15,981	58,761
TOTAL SA (x)	22,616	861,435
Valero Energy Corp.	5,300	311,746
Washington H Soul Pattinson & Co. Ltd. (x)	929	12,597
Williams Cos., Inc. (The)	15,138	287,925
Woodside Petroleum Ltd.	8,667	130,254

		12,516,387

Total Energy		13,194,027

Financials (7.5%)
Banks (3.1%)
ABN AMRO Bank NV (CVA) (m)	3,803	32,689
Aozora Bank Ltd.	1,069	18,610
Australia & New Zealand Banking Group Ltd. (x)	25,789	333,740
Banco Bilbao Vizcaya Argentaria SA	60,187	206,735
Banco Santander SA	151,329	369,017
Bank Hapoalim BM	10,232	61,285
Bank Leumi Le-Israel BM	13,266	66,844
Bank of America Corp.	104,665	2,485,794
Bank of East Asia Ltd. (The)	11,080	25,327
Bank of Kyoto Ltd. (The)	610	21,617
Bankinter SA	5,760	27,422
Banque Cantonale Vaudoise (Registered)	277	26,903
Barclays plc	157,076	222,226
BNP Paribas SA*	10,379	411,456
BOC Hong Kong Holdings Ltd.	33,361	105,923
CaixaBank SA	32,394	69,036
Chiba Bank Ltd. (The)	4,259	20,075
Citigroup, Inc.	30,600	1,563,660
Citizens Financial Group, Inc.	5,850	147,654
Comerica, Inc.	2,000	76,200
Commerzbank AG*	8,627	38,409
Commonwealth Bank of Australia	16,240	782,109
Concordia Financial Group Ltd.	8,494	27,192
Credit Agricole SA*	10,537	99,530
Danske Bank A/S*	6,415	85,326
DBS Group Holdings Ltd.	16,331	244,288
DNB ASA	8,624	114,107
Erste Group Bank AG	2,556	60,064
Fifth Third Bancorp	8,200	158,096
FinecoBank Banca Fineco SpA*	5,545	74,719
First Republic Bank	2,045	216,750
Fukuoka Financial Group, Inc.	1,705	26,908
Hang Seng Bank Ltd. (x)	7,036	118,798
HSBC Holdings plc	185,861	869,953
Huntington Bancshares, Inc.	13,300	120,166
ING Groep NV	35,560	247,029
Intesa Sanpaolo SpA*	134,341	256,640
Israel Discount Bank Ltd., Class A	10,506	32,147
Japan Post Bank Co. Ltd. (x)	3,569	26,540
JPMorgan Chase & Co.	41,650	3,917,599
KBC Group NV	2,282	130,699
KeyCorp	12,950	157,731
Lloyds Banking Group plc	637,514	245,932
M&T Bank Corp.	1,750	181,948
Mebuki Financial Group, Inc.	7,194	16,677
Mediobanca Banca di Credito Finanziario SpA	4,929	35,317
Mitsubishi UFJ Financial Group, Inc.	110,803	433,370
Mizrahi Tefahot Bank Ltd.	1,409	26,521
Mizuho Financial Group, Inc.	217,743	267,013
National Australia Bank Ltd.	29,244	369,732
Nordea Bank Abp (Aquis Stock Exchange)	403	2,780
Nordea Bank Abp (Turquoise Stock Exchange)	29,241	201,526
Oversea-Chinese Banking Corp. Ltd.	29,520	191,030
People’s United Financial, Inc.	4,700	54,379
PNC Financial Services Group, Inc. (The)	5,800	610,218
Raiffeisen Bank International AG*	1,299	23,106
Regions Financial Corp.	12,950	144,004
Resona Holdings, Inc.	17,984	61,367
Royal Bank of Scotland Group plc	42,358	63,709
Seven Bank Ltd.	5,281	14,446
Shinsei Bank Ltd.	1,382	16,642
Shizuoka Bank Ltd. (The)	3,138	20,170
Skandinaviska Enskilda Banken AB, Class A*	14,739	127,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Societe Generale SA*	7,383	$122,830
Standard Chartered plc	24,825	135,156
Sumitomo Mitsui Financial Group, Inc.	11,936	335,678
Sumitomo Mitsui Trust Holdings, Inc.	3,093	86,806
SVB Financial Group*	700	150,871
Svenska Handelsbanken AB, Class A*	13,988	132,600
Swedbank AB, Class A*	8,321	106,497
Truist Financial Corp.	16,902	634,670
UniCredit SpA*	19,412	178,214
United Overseas Bank Ltd.	10,758	156,491
US Bancorp	19,000	699,580
Wells Fargo & Co.	53,050	1,358,080
Westpac Banking Corp.	33,045	411,626
Zions Bancorp NA	2,400	81,600

		21,795,073

Capital Markets (1.8%)
3i Group plc	8,758	90,201
Ameriprise Financial, Inc.	1,750	262,570
Amundi SA (m)*	607	47,479
ASX Ltd.	1,764	104,236
Bank of New York Mellon Corp. (The)	11,350	438,677
BlackRock, Inc.	1,977	1,075,666
Cboe Global Markets, Inc.	1,418	132,271
Charles Schwab Corp. (The)	15,050	507,787
CME Group, Inc.	4,500	731,430
Credit Suisse Group AG (Registered)	22,217	229,242
Daiwa Securities Group, Inc.	12,591	52,526
Deutsche Bank AG (Registered)*	17,879	169,528
Deutsche Boerse AG	1,761	318,299
E*TRADE Financial Corp.	3,150	156,649
EQT AB	2,180	39,033
Franklin Resources, Inc.	3,700	77,589
Goldman Sachs Group, Inc. (The)	4,350	859,647
Hargreaves Lansdown plc	3,038	61,216
Hong Kong Exchanges & Clearing Ltd.	10,987	468,252
Intercontinental Exchange, Inc.	7,100	650,360
Invesco Ltd.	5,150	55,414
Japan Exchange Group, Inc.	4,770	110,189
Julius Baer Group Ltd.*	2,122	88,647
London Stock Exchange Group plc	2,905	300,504
Macquarie Group Ltd.	3,081	253,609
Magellan Financial Group Ltd.	1,149	46,768
MarketAxess Holdings, Inc.	482	241,443
Moody’s Corp.	2,100	576,933
Morgan Stanley	16,350	789,705
MSCI, Inc.	1,101	367,536
Nasdaq, Inc.	1,450	173,231
Natixis SA*	8,041	20,951
Nomura Holdings, Inc.	28,768	128,745
Northern Trust Corp.	2,750	218,185
Partners Group Holding AG	176	159,377
Raymond James Financial, Inc.	1,590	109,440
S&P Global, Inc.	3,150	1,037,862
SBI Holdings, Inc.	2,237	48,333
Schroders plc	1,218	44,449
Singapore Exchange Ltd.	7,226	43,364
St James’s Place plc	4,885	57,584
Standard Life Aberdeen plc	21,235	70,281
State Street Corp.	4,750	301,863
T. Rowe Price Group, Inc.	3,000	370,500
UBS Group AG (Registered)	33,543	385,360

		12,472,931

Consumer Finance (0.2%)
Acom Co. Ltd.	3,634	13,851
American Express Co.	8,750	833,000
Capital One Financial Corp.	5,900	369,281
Discover Financial Services	4,200	210,378
Isracard Ltd.	1	2
Synchrony Financial	8,250	182,820

		1,609,332

Diversified Financial Services (0.7%)
AMP Ltd.*	30,530	39,141
Berkshire Hathaway, Inc., Class B*	24,383	4,352,609
Eurazeo SE*	363	18,589
EXOR NV	996	56,789
Groupe Bruxelles Lambert SA	737	61,752
Industrivarden AB, Class C*	1,557	35,226
Investor AB, Class B	4,223	222,518
Kinnevik AB, Class B	2,354	61,827
L E Lundbergforetagen AB, Class B*	772	34,986
M&G plc	21,720	45,023
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,513	16,627
ORIX Corp.	11,969	147,582
Pargesa Holding SA	374	28,427
Sofina SA	141	37,183
Tokyo Century Corp.	377	19,279
Wendel SE	254	24,185

		5,201,743

Insurance (1.7%)
Admiral Group plc	1,767	50,286
Aegon NV	15,219	45,267
Aflac, Inc.	9,500	342,285
Ageas SA/NV	1,626	57,508
AIA Group Ltd.	110,306	1,026,625
Allianz SE (Registered)	3,817	778,568
Allstate Corp. (The)	4,300	417,057
American International Group, Inc.	11,057	344,757
Aon plc, Class A	3,000	577,800
Arthur J Gallagher & Co.	2,300	224,227
Assicurazioni Generali SpA	10,133	153,136
Assurant, Inc.	650	67,138
Aviva plc	35,668	120,705
Baloise Holding AG (Registered)	451	67,542
Chubb Ltd.	5,750	728,065
Cincinnati Financial Corp.	1,900	121,657
CNP Assurances*	1,583	18,191
Dai-ichi Life Holdings, Inc.	9,820	116,954
Direct Line Insurance Group plc	11,747	39,393
Everest Re Group Ltd.	504	103,925
Gjensidige Forsikring ASA*	1,892	34,850
Globe Life, Inc.	1,250	92,787
Hannover Rueck SE	556	95,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	4,450	$171,547
Insurance Australia Group Ltd.	20,860	83,385
Japan Post Holdings Co. Ltd.	14,347	102,021
Japan Post Insurance Co. Ltd.	2,049	26,864
Legal & General Group plc	54,314	148,320
Lincoln National Corp.	2,650	97,494
Loews Corp.	3,450	118,301
Mapfre SA (x)	8,698	15,460
Marsh & McLennan Cos., Inc.	6,300	676,431
Medibank Pvt Ltd.	23,529	48,679
MetLife, Inc.	12,350	451,022
MS&AD Insurance Group Holdings, Inc.	4,072	111,828
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,337	346,985
NN Group NV	2,858	95,843
Poste Italiane SpA (m)	4,716	40,950
Principal Financial Group, Inc.	3,250	135,005
Progressive Corp. (The)	7,300	584,803
Prudential Financial, Inc.	5,150	313,635
Prudential plc	23,706	357,004
QBE Insurance Group Ltd.	13,274	81,603
RSA Insurance Group plc	8,738	44,295
Sampo OYJ, Class A	4,310	148,075
SCOR SE*	1,477	40,422
Sompo Holdings, Inc.	3,142	108,052
Sony Financial Holdings, Inc.	1,375	33,093
Suncorp Group Ltd.	11,249	72,020
Swiss Life Holding AG (Registered)	292	107,988
Swiss Re AG	2,756	212,163
T&D Holdings, Inc.	4,853	41,488
Tokio Marine Holdings, Inc.	5,847	254,730
Travelers Cos., Inc. (The)	3,300	376,365
Tryg A/S	1,210	35,009
Unum Group	2,700	44,793
W R Berkley Corp.	1,862	106,674
Willis Towers Watson plc	1,650	324,968
Zurich Insurance Group AG	1,369	482,118

		12,063,790

Total Financials		53,142,869

Health Care (9.2%)
Biotechnology (1.3%)
AbbVie, Inc.	22,301	2,189,512
Alexion Pharmaceuticals, Inc.*	2,800	314,272
Amgen, Inc.	8,016	1,890,654
BeiGene Ltd. (ADR)*	362	68,201
Biogen, Inc.*	2,550	682,253
CSL Ltd.	4,155	823,741
Galapagos NV*	395	77,542
Genmab A/S*	612	204,727
Gilead Sciences, Inc.	16,200	1,246,428
Grifols SA	2,717	82,419
Incyte Corp.*	2,182	226,863
PeptiDream, Inc.*	953	43,659
Regeneron Pharmaceuticals, Inc.*	1,309	816,358
Vertex Pharmaceuticals, Inc.*	3,200	928,992

		9,595,621

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	21,998	2,011,277
ABIOMED, Inc.*	598	144,453
Alcon, Inc.*	4,499	257,776
Align Technology, Inc.*	909	249,466
Ambu A/S, Class B	1,494	46,958
Asahi Intecc Co. Ltd.	1,906	54,160
Baxter International, Inc.	6,200	533,820
Becton Dickinson and Co.	3,355	802,751
BioMerieux	379	52,037
Boston Scientific Corp.*	17,300	607,403
Carl Zeiss Meditec AG	417	40,632
Cochlear Ltd.	587	76,592
Coloplast A/S, Class B	1,114	172,702
Cooper Cos., Inc. (The)	619	175,573
Danaher Corp.	7,700	1,361,591
Demant A/S*	973	25,641
Dentsply Sirona, Inc.	2,750	121,165
DexCom, Inc.*	1,185	480,399
DiaSorin SpA	231	44,188
Edwards Lifesciences Corp.*	7,950	549,424
Fisher & Paykel Healthcare Corp. Ltd.	5,370	124,182
GN Store Nord A/S	1,172	62,405
Hologic, Inc.*	3,350	190,950
Hoya Corp.	3,506	335,752
IDEXX Laboratories, Inc.*	1,071	353,601
Intuitive Surgical, Inc.*	1,450	826,253
Koninklijke Philips NV*	8,244	383,895
Medtronic plc	16,800	1,540,560
Olympus Corp.	10,811	208,222
ResMed, Inc.	1,752	336,384
Sartorius AG (Preference) (q)	326	107,100
Siemens Healthineers AG (m)	1,411	67,575
Smith & Nephew plc	7,986	148,777
Sonova Holding AG (Registered)*	519	103,490
STERIS plc	1,096	168,170
Straumann Holding AG (Registered)	97	83,194
Stryker Corp.	3,900	702,741
Sysmex Corp.	1,586	121,815
Teleflex, Inc.	598	217,660
Terumo Corp.	5,971	226,050
Varian Medical Systems, Inc.*	1,150	140,898
West Pharmaceutical Services, Inc.	960	218,083
Zimmer Biomet Holdings, Inc.	2,550	304,368

		14,780,133

Health Care Providers & Services (1.4%)
Alfresa Holdings Corp.	1,799	37,452
AmerisourceBergen Corp.	1,950	196,501
Anthem, Inc.	3,250	854,685
Cardinal Health, Inc.	3,700	193,103
Centene Corp.*	6,102	387,782
Cigna Corp.	4,790	898,843
CVS Health Corp.	16,187	1,051,669
DaVita, Inc.*	1,550	122,667
Fresenius Medical Care AG & Co. KGaA	2,007	171,112
Fresenius SE & Co. KGaA	3,878	191,421
HCA Healthcare, Inc.	3,350	325,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Henry Schein, Inc.*	1,450	$84,666
Humana, Inc.	1,750	678,563
Laboratory Corp. of America Holdings*	1,250	207,638
McKesson Corp.	2,450	375,879
Medipal Holdings Corp.	1,723	33,170
NMC Health plc (r)*	907	—
Orpea	473	54,633
Quest Diagnostics, Inc.	1,700	193,732
Ramsay Health Care Ltd.	1,636	75,409
Ryman Healthcare Ltd.	3,711	31,479
Sonic Healthcare Ltd.	4,063	85,774
Suzuken Co. Ltd.	653	24,339
UnitedHealth Group, Inc.	12,050	3,554,148
Universal Health Services, Inc., Class B	1,050	97,535

		9,927,351

Health Care Technology (0.1%)
Cerner Corp.	4,090	280,369
M3, Inc.	4,024	171,126

		451,495

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	4,000	353,480
Bio-Rad Laboratories, Inc., Class A*	280	126,417
Eurofins Scientific SE*	121	75,855
Illumina, Inc.*	1,850	685,148
IQVIA Holdings, Inc.*	1,976	280,355
Lonza Group AG (Registered)	687	362,251
Mettler-Toledo International, Inc.*	347	279,526
PerkinElmer, Inc.	1,400	137,326
QIAGEN NV*	2,142	92,231
Sartorius Stedim Biotech	253	63,861
Thermo Fisher Scientific, Inc.	5,050	1,829,817
Waters Corp.*	950	171,380

		4,457,647

Pharmaceuticals (3.7%)
Astellas Pharma, Inc.	16,976	282,593
AstraZeneca plc	12,006	1,251,585
Bayer AG (Registered)	8,989	659,789
Bristol-Myers Squibb Co.	29,200	1,716,960
Chugai Pharmaceutical Co. Ltd.	6,246	333,893
Daiichi Sankyo Co. Ltd.	5,214	425,810
Eisai Co. Ltd.	2,337	185,244
Eli Lilly and Co.	10,937	1,795,637
GlaxoSmithKline plc	45,898	929,982
H Lundbeck A/S	671	25,219
Hikma Pharmaceuticals plc	1,331	36,584
Hisamitsu Pharmaceutical Co., Inc.	529	28,506
Ipsen SA	354	30,059
Johnson & Johnson	33,600	4,725,168
Kyowa Kirin Co. Ltd. (x)	2,471	64,832
Merck & Co., Inc.	32,550	2,517,091
Merck KGaA	1,204	139,579
Mylan NV*	6,450	103,716
Nippon Shinyaku Co. Ltd.	416	33,827
Novartis AG (Registered)	19,656	1,707,923
Novo Nordisk A/S, Class B	16,195	1,047,998
Ono Pharmaceutical Co. Ltd.	3,464	100,759
Orion OYJ, Class B	1,048	50,667
Otsuka Holdings Co. Ltd.	3,664	159,692
Perrigo Co. plc	1,550	85,669
Pfizer, Inc.	70,193	2,295,311
Recordati SpA	1,031	51,441
Roche Holding AG	6,429	2,225,923
Sanofi	10,325	1,050,456
Santen Pharmaceutical Co. Ltd.	3,418	62,831
Shionogi & Co. Ltd.	2,519	157,688
Sumitomo Dainippon Pharma Co. Ltd.	1,479	20,446
Taisho Pharmaceutical Holdings Co. Ltd.	330	20,196
Takeda Pharmaceutical Co. Ltd.	14,423	514,766
Teva Pharmaceutical Industries Ltd. (ADR)*	9,835	121,266
UCB SA	1,155	133,690
Vifor Pharma AG	417	62,660
Zoetis, Inc.	6,000	822,240

		25,977,696

Total Health Care		65,189,943

Industrials (6.1%)
Aerospace & Defense (1.0%)
Airbus SE*	5,390	383,546
BAE Systems plc	28,853	172,581
Boeing Co. (The)	6,650	1,218,945
Dassault Aviation SA*	26	23,939
Elbit Systems Ltd.	245	33,719
General Dynamics Corp.	3,500	523,110
Howmet Aerospace, Inc.	5,366	85,051
Huntington Ingalls Industries, Inc.	527	91,956
L3Harris Technologies, Inc.	2,800	475,076
Leonardo SpA	3,458	22,878
Lockheed Martin Corp.	3,100	1,131,252
MTU Aero Engines AG	492	85,031
Northrop Grumman Corp.	2,200	676,368
Raytheon Technologies Corp.	18,438	1,136,150
Rolls-Royce Holdings plc*	17,667	62,360
Safran SA*	2,932	293,295
Singapore Technologies Engineering Ltd.	13,370	31,728
Teledyne Technologies, Inc.*	480	149,256
Textron, Inc.	3,000	98,730
Thales SA	991	79,937
TransDigm Group, Inc.	600	265,230

		7,040,138

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,700	134,402
Deutsche Post AG (Registered)	9,063	330,615
DSV Panalpina A/S	1,936	236,184
Expeditors International of Washington, Inc.	2,150	163,486
FedEx Corp.	3,050	427,671
SG Holdings Co. Ltd.	1,465	47,799
United Parcel Service, Inc., Class B	8,700	967,266
Yamato Holdings Co. Ltd.	2,931	63,354

		2,370,777

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.1%)
Alaska Air Group, Inc.	1,500	$54,390
American Airlines Group, Inc. (x)	5,100	66,657
ANA Holdings, Inc.*	1,133	25,767
Delta Air Lines, Inc.	7,800	218,790
Deutsche Lufthansa AG (Registered)*	2,220	22,248
Japan Airlines Co. Ltd.	1,155	20,819
Qantas Airways Ltd.	6,652	17,426
Singapore Airlines Ltd.	4,666	12,585
Southwest Airlines Co.	6,300	215,334
United Airlines Holdings, Inc.*	2,850	98,639

		752,655

Building Products (0.4%)
A O Smith Corp.	1,792	84,439
AGC, Inc.	1,873	53,281
Allegion plc	1,200	122,664
Assa Abloy AB, Class B	9,259	187,997
Carrier Global Corp.	10,150	225,533
Cie de Saint-Gobain*	4,735	170,188
Daikin Industries Ltd.	2,289	368,085
Fortune Brands Home & Security, Inc.	1,739	111,174
Geberit AG (Registered)	341	170,484
Johnson Controls International plc	11,570	395,000
Kingspan Group plc	1,457	93,764
LIXIL Group Corp.	2,551	35,651
Masco Corp.	3,800	190,798
Nibe Industrier AB, Class B*	2,853	62,964
TOTO Ltd.	1,306	50,053
Trane Technologies plc	3,050	271,389

		2,593,464

Commercial Services & Supplies (0.3%)
Brambles Ltd.	13,710	103,138
Cintas Corp.	1,100	292,996
Copart, Inc.*	2,531	210,756
Dai Nippon Printing Co. Ltd.	2,217	50,778
Park24 Co. Ltd.	952	16,292
Rentokil Initial plc	16,692	105,262
Republic Services, Inc.	2,730	223,997
Rollins, Inc.	1,819	77,107
Secom Co. Ltd.	1,920	167,751
Securitas AB, Class B*	2,972	39,991
Sohgo Security Services Co. Ltd.	740	34,446
Toppan Printing Co. Ltd.	2,548	42,477
Waste Management, Inc.	4,930	522,136

		1,887,127

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,429	61,113
Bouygues SA*	2,097	71,533
CIMIC Group Ltd.	854	14,307
Eiffage SA*	788	71,950
Ferrovial SA	4,499	119,622
HOCHTIEF AG	246	21,773
Jacobs Engineering Group, Inc.	1,470	124,656
JGC Holdings Corp.	2,156	22,693
Kajima Corp.	4,203	50,061
Obayashi Corp.	6,011	56,212
Quanta Services, Inc.	1,800	70,614
Shimizu Corp.	4,747	38,969
Skanska AB, Class B*	3,211	65,207
Taisei Corp.	1,824	66,330
Vinci SA	4,715	433,586

		1,288,626

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	16,865	379,084
AMETEK, Inc.	2,900	259,173
Eaton Corp. plc	5,400	472,392
Emerson Electric Co.	7,800	483,834
Fuji Electric Co. Ltd.	1,251	34,192
Legrand SA	2,389	181,273
Melrose Industries plc	44,240	62,354
Mitsubishi Electric Corp.	16,683	216,634
Nidec Corp.	4,124	275,347
Prysmian SpA	2,207	51,054
Rockwell Automation, Inc.	1,500	319,500
Schneider Electric SE	5,087	563,984
Siemens Gamesa Renewable Energy SA	2,063	36,512
Vestas Wind Systems A/S	1,820	185,194

		3,520,527

Industrial Conglomerates (0.7%)
3M Co.	7,330	1,143,407
CK Hutchison Holdings Ltd.	24,339	156,026
DCC plc	935	77,869
General Electric Co.	108,953	744,149
Honeywell International, Inc.	9,300	1,344,687
Investment AB Latour, Class B	1,355	24,543
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	53,963
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	793	33,139
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	1,300	27,092
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	827	17,851
Keihan Holdings Co. Ltd.	867	38,618
Keppel Corp. Ltd.	12,485	53,477
NWS Holdings Ltd.	13,728	11,861
Roper Technologies, Inc.	1,300	504,738
Siemens AG (Registered)	7,014	823,919
Smiths Group plc	3,592	62,734
Toshiba Corp.	3,539	112,781

		5,230,854

Machinery (1.2%)
Alfa Laval AB*	2,947	64,552
Alstom SA	1,853	86,068
Amada Co. Ltd.	2,908	23,769
ANDRITZ AG	715	26,003
Atlas Copco AB, Class A	6,195	261,962
Atlas Copco AB, Class B	3,674	135,671
Caterpillar, Inc.	7,400	936,100
CNH Industrial NV*	9,305	65,003
Cummins, Inc.	1,850	320,531
Daifuku Co. Ltd.	942	82,300
Deere & Co.	4,050	636,457
Dover Corp.	1,800	173,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Epiroc AB, Class A	5,862	$72,938
Epiroc AB, Class B	3,472	42,405
FANUC Corp.	1,777	317,537
Flowserve Corp.	1,600	45,632
Fortive Corp.	3,650	246,959
GEA Group AG	1,382	43,615
Hino Motors Ltd.	2,283	15,423
Hitachi Construction Machinery Co. Ltd.	1,118	30,923
Hoshizaki Corp.	515	44,129
IDEX Corp.	966	152,667
Illinois Tool Works, Inc.	3,850	673,172
Ingersoll Rand, Inc.*	2,691	75,671
Kawasaki Heavy Industries Ltd.	1,285	18,489
KION Group AG	657	40,333
Knorr-Bremse AG*	486	49,174
Komatsu Ltd.	8,009	163,742
Kone OYJ, Class B	3,162	217,282
Kubota Corp.	9,457	141,036
Kurita Water Industries Ltd.	879	24,388
Makita Corp.	2,027	73,615
Metso OYJ	986	32,267
Minebea Mitsumi, Inc.	3,284	59,542
MISUMI Group, Inc.	2,596	64,859
Mitsubishi Heavy Industries Ltd.	3,020	71,243
Miura Co. Ltd.	803	33,389
Nabtesco Corp.	998	30,743
NGK Insulators Ltd.	2,542	35,100
NSK Ltd.	3,297	24,450
Otis Worldwide Corp.	5,075	288,564
PACCAR, Inc.	4,350	325,597
Parker-Hannifin Corp.	1,650	302,396
Pentair plc	2,000	75,980
Sandvik AB*	10,246	191,105
Schindler Holding AG	372	87,460
Schindler Holding AG (Registered)	197	46,356
SKF AB, Class B	3,514	65,198
SMC Corp.	531	271,023
Snap-on, Inc.	700	96,957
Spirax-Sarco Engineering plc	711	87,781
Stanley Black & Decker, Inc.	1,900	264,822
Sumitomo Heavy Industries Ltd.	998	21,720
Techtronic Industries Co. Ltd.	12,506	122,005
THK Co. Ltd.	1,088	26,909
Volvo AB, Class B*	13,760	215,089
Wartsila OYJ Abp	4,022	33,200
Westinghouse Air Brake Technologies Corp.	585	33,678
Xylem, Inc.	2,250	146,160
Yangzijiang Shipbuilding Holdings Ltd.	21,114	14,107
Yaskawa Electric Corp.	2,302	79,595

		8,448,649

Marine (0.0%)
AP Moller – Maersk A/S, Class A	30	32,537
AP Moller – Maersk A/S, Class B	60	69,847
Kuehne + Nagel International AG (Registered)*	495	82,139
Nippon Yusen KK	1,431	20,135

		204,658

Professional Services (0.4%)
Adecco Group AG (Registered)	1,472	68,969
Bureau Veritas SA*	2,700	56,887
Equifax, Inc.	1,520	261,258
Experian plc	8,410	293,333
IHS Markit Ltd.	4,489	338,919
Intertek Group plc	1,522	102,457
Nielsen Holdings plc	4,430	65,830
Nihon M&A Center, Inc.	1,368	61,794
Persol Holdings Co. Ltd.	1,746	23,983
Randstad NV*	1,101	48,985
Recruit Holdings Co. Ltd.	11,638	397,834
RELX plc (London Stock Exchange)	9,246	214,001
RELX plc (Turquoise Stock Exchange)	8,483	196,069
Robert Half International, Inc.	1,520	80,302
SGS SA (Registered)	56	136,646
Teleperformance*	548	138,931
Verisk Analytics, Inc.	2,050	348,910
Wolters Kluwer NV	2,498	194,870

		3,029,978

Road & Rail (0.6%)
Aurizon Holdings Ltd.	17,210	58,595
Central Japan Railway Co.	1,331	206,036
CSX Corp.	10,050	700,887
East Japan Railway Co.	2,800	194,039
Hankyu Hanshin Holdings, Inc.	2,179	73,652
JB Hunt Transport Services, Inc.	1,100	132,374
Kansas City Southern	1,250	186,612
Keikyu Corp.	2,012	30,798
Keio Corp.	973	55,573
Keisei Electric Railway Co. Ltd.	1,179	36,910
Kintetsu Group Holdings Co. Ltd.	1,635	73,436
Kyushu Railway Co.	1,365	35,414
MTR Corp. Ltd.	13,824	71,503
Nagoya Railroad Co. Ltd. (x)	1,755	49,541
Nippon Express Co. Ltd.	673	34,834
Norfolk Southern Corp.	3,400	596,938
Odakyu Electric Railway Co. Ltd.	2,738	67,298
Old Dominion Freight Line, Inc.	1,234	209,274
Seibu Holdings, Inc.	1,922	20,870
Tobu Railway Co. Ltd.	1,826	60,349
Tokyu Corp.	4,545	63,936
Union Pacific Corp.	9,250	1,563,897
West Japan Railway Co.	1,554	87,137

		4,609,903

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	1,265	38,962
Ashtead Group plc	4,225	142,029
Brenntag AG	1,406	73,811
Bunzl plc	3,033	81,317
Fastenal Co.	7,100	304,164
Ferguson plc	2,086	170,645
ITOCHU Corp.	12,385	266,713
Marubeni Corp.	14,243	64,426
Mitsubishi Corp.	12,392	260,889
Mitsui & Co. Ltd.	15,222	225,088
MonotaRO Co. Ltd.	1,242	49,746
Sumitomo Corp.	10,726	122,830
Toyota Tsusho Corp.	1,961	49,662

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
United Rentals, Inc.*	1,000	$149,040
WW Grainger, Inc.	600	188,496

		2,187,818

Transportation Infrastructure (0.1%)
Aena SME SA (m)*	631	84,004
Aeroports de Paris	278	28,502
Atlantia SpA*	4,517	72,446
Auckland International Airport Ltd.	11,118	47,038
Fraport AG Frankfurt Airport Services Worldwide*	410	17,865
Getlink SE*	3,994	57,562
Japan Airport Terminal Co. Ltd.	475	20,231
Kamigumi Co. Ltd.	816	16,003
Sydney Airport	9,426	36,958
Transurban Group	24,689	241,090

		621,699

Total Industrials		43,786,873

Information Technology (14.1%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	655	137,570
Cisco Systems, Inc.	56,300	2,625,832
F5 Networks, Inc.*	740	103,215
Juniper Networks, Inc.	4,300	98,298
Motorola Solutions, Inc.	2,050	287,266
Nokia OYJ	50,872	222,786
Telefonaktiebolaget LM Ericsson, Class B	26,705	246,606

		3,721,573

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	3,750	359,288
CDW Corp.	1,859	215,979
Corning, Inc.	10,000	259,000
FLIR Systems, Inc.	1,700	68,969
Halma plc	3,612	102,936
Hamamatsu Photonics KK	1,336	57,853
Hexagon AB, Class B*	2,575	150,088
Hirose Electric Co. Ltd.	333	36,503
Hitachi Ltd.	8,865	279,863
Ingenico Group SA*	570	90,767
IPG Photonics Corp.*	453	72,657
Keyence Corp.	1,676	699,767
Keysight Technologies, Inc.*	2,305	232,298
Kyocera Corp.	3,016	164,105
Murata Manufacturing Co. Ltd.	5,275	309,084
Omron Corp.	1,699	113,828
Shimadzu Corp.	2,134	56,767
TDK Corp.	1,214	120,349
TE Connectivity Ltd.	4,300	350,665
Venture Corp. Ltd.	2,400	27,923
Yokogawa Electric Corp.	2,208	34,434
Zebra Technologies Corp., Class A*	697	178,397

		3,981,520

IT Services (2.9%)
Accenture plc, Class A	7,970	1,711,318
Adyen NV (m)*	166	241,844
Afterpay Ltd.*	1,954	84,214
Akamai Technologies, Inc.*	2,000	214,180
Amadeus IT Group SA	3,961	206,102
Atos SE*	910	77,454
Automatic Data Processing, Inc.	5,500	818,895
Broadridge Financial Solutions, Inc.	1,474	186,004
Capgemini SE	1,505	172,158
Cognizant Technology Solutions Corp., Class A	7,210	409,672
Computershare Ltd.	4,411	40,532
DXC Technology Co.	3,508	57,882
Edenred	2,317	101,222
Fidelity National Information Services, Inc.	7,822	1,048,852
Fiserv, Inc.*	7,283	710,966
FleetCor Technologies, Inc.*	1,106	278,192
Fujitsu Ltd.	1,829	214,092
Gartner, Inc.*	1,162	140,985
Global Payments, Inc.	3,671	622,675
GMO Payment Gateway, Inc.	415	43,247
International Business Machines Corp.	11,395	1,376,174
Itochu Techno-Solutions Corp.	867	32,493
Jack Henry & Associates, Inc.	993	182,742
Leidos Holdings, Inc.	1,841	172,446
Mastercard, Inc., Class A	11,400	3,370,980
NEC Corp.	2,345	112,459
Nexi SpA (m)*	3,446	59,528
Nomura Research Institute Ltd.	3,043	83,032
NTT Data Corp.	5,808	64,624
Obic Co. Ltd.	643	113,070
Otsuka Corp.	1,043	54,936
Paychex, Inc.	3,980	301,485
PayPal Holdings, Inc.*	14,750	2,569,893
SCSK Corp.	477	23,178
TIS, Inc.	2,048	43,559
VeriSign, Inc.*	1,350	279,221
Visa, Inc., Class A	22,000	4,249,740
Western Union Co. (The)	5,530	119,559
Wix.com Ltd.*	491	125,804
Worldline SA (m)*	1,255	108,428

		20,823,837

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	10,972	577,237
Advantest Corp.	1,905	108,206
Analog Devices, Inc.	4,606	564,880
Applied Materials, Inc.	12,300	743,535
ASM Pacific Technology Ltd.	2,649	27,998
ASML Holding NV	3,895	1,427,823
Broadcom, Inc.	5,209	1,644,012
Disco Corp.	268	64,889
Infineon Technologies AG	11,385	266,105
Intel Corp.	57,150	3,419,284
KLA Corp.	1,900	369,512
Lam Research Corp.	1,950	630,747
Lasertec Corp.	691	65,158
Maxim Integrated Products, Inc.	3,435	208,195
Microchip Technology, Inc.	2,950	310,664
Micron Technology, Inc.*	14,000	721,280
NVIDIA Corp.	7,650	2,906,312
Qorvo, Inc.*	1,550	171,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	15,187	$1,385,206
Renesas Electronics Corp.*	6,977	35,701
Rohm Co. Ltd.	862	57,126
Skyworks Solutions, Inc.	2,200	281,292
STMicroelectronics NV	5,836	158,320
SUMCO Corp.	2,443	37,400
Texas Instruments, Inc.	12,050	1,529,989
Tokyo Electron Ltd.	1,367	335,478
Xilinx, Inc.	3,150	309,929

		18,357,599

Software (4.6%)
Adobe, Inc.*	6,150	2,677,156
ANSYS, Inc.*	1,043	304,274
Autodesk, Inc.*	2,750	657,772
AVEVA Group plc	589	29,819
Cadence Design Systems, Inc.*	3,534	339,123
Check Point Software Technologies Ltd.*	1,063	114,198
Citrix Systems, Inc.	1,590	235,177
CyberArk Software Ltd.*	378	37,524
Dassault Systemes SE	1,216	209,570
Fortinet, Inc.*	1,786	245,164
Intuit, Inc.	3,270	968,541
Microsoft Corp.	96,851	19,710,147
Nemetschek SE	529	36,296
Nice Ltd.*	568	107,295
NortonLifeLock, Inc.	7,980	158,243
Oracle Corp. (Tokyo Stock Exchange)	28,276	1,562,815
Oracle Corp. (Turquoise Stock Exchange)	352	41,534
Paycom Software, Inc.*	635	196,679
Sage Group plc (The)	9,800	81,495
salesforce.com, Inc.*	10,899	2,041,710
SAP SE	9,555	1,330,014
ServiceNow, Inc.*	2,411	976,600
Synopsys, Inc.*	1,849	360,555
TeamViewer AG (m)*	1,190	64,924
Temenos AG (Registered) (x)	626	97,059
Trend Micro, Inc.	1,221	68,190
Tyler Technologies, Inc.*	520	180,378
WiseTech Global Ltd. (x)	1,304	17,440

		32,849,692

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	52,254	19,062,259
Brother Industries Ltd.	2,017	36,345
Canon, Inc. (x)	9,242	183,869
FUJIFILM Holdings Corp.	3,360	143,770
Hewlett Packard Enterprise Co.	17,830	173,486
HP, Inc.	19,800	345,114
Logitech International SA (Registered)	1,505	98,132
NetApp, Inc.	3,150	139,766
Ricoh Co. Ltd.	5,960	42,530
Seagate Technology plc	3,250	157,333
Seiko Epson Corp.	2,452	28,057
Western Digital Corp.	3,600	158,940
Xerox Holdings Corp.	2,550	38,990

		20,608,591

Total Information Technology		100,342,812

Materials (2.4%)
Chemicals (1.4%)
Air Liquide SA	4,342	625,634
Air Products and Chemicals, Inc.	2,750	664,015
Air Water, Inc.	1,701	23,993
Akzo Nobel NV	1,827	163,452
Albemarle Corp. (x)	1,314	101,454
Arkema SA	683	65,224
Asahi Kasei Corp.	10,968	89,110
BASF SE	8,456	472,521
Celanese Corp.	1,652	142,634
CF Industries Holdings, Inc.	2,850	80,199
Chr Hansen Holding A/S	966	99,576
Clariant AG (Registered) (x)*	1,735	34,029
Corteva, Inc.	9,568	256,327
Covestro AG (m)	1,570	59,583
Croda International plc	1,174	76,386
Daicel Corp.	1,987	15,353
Dow, Inc.	9,568	389,992
DuPont de Nemours, Inc.	9,568	508,348
Eastman Chemical Co.	1,750	121,870
Ecolab, Inc.	3,200	636,640
EMS-Chemie Holding AG (Registered)	78	60,351
Evonik Industries AG	1,919	48,614
FMC Corp.	1,650	164,373
FUCHS PETROLUB SE (Preference) (q)	693	27,800
Givaudan SA (Registered)	86	319,883
ICL Group Ltd.	6,007	17,881
International Flavors & Fragrances, Inc. (x)	1,250	153,075
Johnson Matthey plc	1,757	45,606
JSR Corp.	1,904	36,744
Kansai Paint Co. Ltd.	1,576	33,218
Koninklijke DSM NV	1,577	217,978
Kuraray Co. Ltd.	2,704	28,218
LANXESS AG	782	41,106
Linde plc	6,904	1,464,407
LyondellBasell Industries NV, Class A	3,950	259,594
Mitsubishi Chemical Holdings Corp.	11,160	64,952
Mitsubishi Gas Chemical Co., Inc.	1,541	23,311
Mitsui Chemicals, Inc.	1,771	36,913
Mosaic Co. (The)	4,400	55,044
Nippon Paint Holdings Co. Ltd.	1,396	101,316
Nissan Chemical Corp.	1,141	58,445
Nitto Denko Corp.	1,474	83,407
Novozymes A/S, Class B	2,033	117,485
Orica Ltd.	3,568	41,022
PPG Industries, Inc.	3,000	318,180
Sherwin-Williams Co. (The)	1,050	606,742
Shin-Etsu Chemical Co. Ltd.	3,241	378,868
Showa Denko KK	1,200	26,904
Sika AG (Registered)	1,298	249,489
Solvay SA	715	57,171
Sumitomo Chemical Co. Ltd.	12,600	37,654
Symrise AG	1,216	141,080
Taiyo Nippon Sanso Corp.	1,291	21,566
Teijin Ltd.	1,635	25,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Toray Industries, Inc.	11,937	$56,225
Tosoh Corp.	2,213	30,179
Umicore SA	1,877	88,255
Yara International ASA	1,637	56,875

		10,222,257

Construction Materials (0.1%)
CRH plc	7,163	244,995
HeidelbergCement AG	1,395	74,328
James Hardie Industries plc (CHDI)	4,163	79,460
LafargeHolcim Ltd. (Registered)*	4,444	194,372
Martin Marietta Materials, Inc.	800	165,256
Taiheiyo Cement Corp.	1,180	27,287
Vulcan Materials Co.	1,650	191,153

		976,851

Containers & Packaging (0.2%)
Amcor plc	20,738	211,735
Avery Dennison Corp.	1,100	125,499
Ball Corp.	4,250	295,332
International Paper Co.	5,050	177,811
Packaging Corp. of America	1,149	114,670
Sealed Air Corp.	1,950	64,058
Smurfit Kappa Group plc	2,142	71,480
Westrock Co.	3,150	89,019

		1,149,604

Metals & Mining (0.6%)
Anglo American plc	11,238	259,766
Antofagasta plc	3,369	39,071
ArcelorMittal SA*	6,663	69,963
BHP Group Ltd.	27,047	671,219
BHP Group plc	19,293	396,079
BlueScope Steel Ltd.	4,109	33,326
Boliden AB	2,477	56,260
Evolution Mining Ltd.	14,814	59,223
Evraz plc	4,560	16,257
Fortescue Metals Group Ltd.	15,494	148,668
Freeport-McMoRan, Inc.	18,150	209,996
Glencore plc*	91,434	193,534
Hitachi Metals Ltd.	1,990	23,692
JFE Holdings, Inc.	4,445	31,837
Maruichi Steel Tube Ltd.	583	14,481
Mitsubishi Materials Corp.	983	20,745
Newcrest Mining Ltd.	7,392	164,807
Newmont Corp.	10,360	639,626
Nippon Steel Corp.	7,291	68,570
Norsk Hydro ASA*	11,490	31,782
Northern Star Resources Ltd.	6,771	64,450
Nucor Corp.	3,900	161,499
Rio Tinto Ltd.	3,437	233,057
Rio Tinto plc	10,290	579,018
South32 Ltd.	44,331	62,772
Sumitomo Metal Mining Co. Ltd.	2,112	58,971
thyssenkrupp AG*	3,539	25,028
voestalpine AG (x)	1,076	23,118

		4,356,815

Paper & Forest Products (0.1%)
Mondi plc	4,422	82,629
Oji Holdings Corp.	7,367	34,224
Stora Enso OYJ, Class R	5,416	64,587
Svenska Cellulosa AB SCA, Class B*	5,543	65,824
UPM-Kymmene OYJ	4,893	141,202

		388,466

Total Materials		17,093,993

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	1,353	219,524
American Tower Corp. (REIT)	5,550	1,434,897
Apartment Investment and Management Co. (REIT), Class A	1,950	73,398
Ascendas REIT (REIT)	28,080	64,020
AvalonBay Communities, Inc. (REIT)	1,750	270,620
Boston Properties, Inc. (REIT)	1,950	176,241
British Land Co. plc (The) (REIT)	7,446	35,604
CapitaLand Commercial Trust (REIT)	23,015	27,978
CapitaLand Mall Trust (REIT)	21,435	30,224
Covivio (REIT)	457	33,074
Crown Castle International Corp. (REIT)	5,200	870,220
Daiwa House REIT Investment Corp. (REIT)	19	44,749
Dexus (REIT)	9,853	62,789
Digital Realty Trust, Inc. (REIT)	3,406	484,027
Duke Realty Corp. (REIT)	4,487	158,795
Equinix, Inc. (REIT)	1,000	702,300
Equity Residential (REIT)	4,600	270,572
Essex Property Trust, Inc. (REIT)	850	194,794
Extra Space Storage, Inc. (REIT)	1,600	147,792
Federal Realty Investment Trust (REIT)	950	80,949
Gecina SA (REIT)	418	51,599
GLP J-Reit (REIT)	34	49,372
Goodman Group (REIT)	14,735	151,649
GPT Group (The) (REIT)	17,738	51,280
Healthpeak Properties, Inc. (REIT)	5,950	163,982
Host Hotels & Resorts, Inc. (REIT)	9,250	99,807
Icade (REIT)	296	20,594
Iron Mountain, Inc. (REIT)	3,560	92,916
Japan Prime Realty Investment Corp. (REIT)	8	23,578
Japan Real Estate Investment Corp. (REIT)	13	66,678
Japan Retail Fund Investment Corp. (REIT)	26	32,466
Kimco Realty Corp. (REIT)	5,250	67,410
Klepierre SA (REIT)	1,880	37,406
Land Securities Group plc (REIT)	6,334	43,343
Link REIT (REIT)	18,890	154,139
Mapletree Commercial Trust (REIT)	18,300	25,408
Mapletree Logistics Trust (REIT)	24,300	33,905
Mid-America Apartment Communities, Inc. (REIT)	1,432	164,207
Mirvac Group (REIT)	35,823	53,923
Nippon Building Fund, Inc. (REIT)	12	68,307
Nippon Prologis REIT, Inc. (REIT)	21	63,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Real Estate Master Fund, Inc. (REIT)	40	$48,043
Orix JREIT, Inc. (REIT)	24	31,497
Prologis, Inc. (REIT)	9,550	891,302
Public Storage (REIT)	1,900	364,591
Realty Income Corp. (REIT)	3,700	220,150
Regency Centers Corp. (REIT)	2,119	97,241
SBA Communications Corp. (REIT)	1,450	431,984
Scentre Group (REIT)	44,915	67,633
Segro plc (REIT)	9,789	108,437
Simon Property Group, Inc. (REIT)	3,900	266,682
SL Green Realty Corp. (REIT)	1,050	51,755
Stockland (REIT)	20,799	47,774
Suntec REIT (REIT)	14,191	14,399
UDR, Inc. (REIT)	3,450	128,961
Unibail-Rodamco-Westfield (REIT)	1,282	72,111
United Urban Investment Corp. (REIT)	32	34,408
Ventas, Inc. (REIT)	4,450	162,959
Vicinity Centres (REIT)	28,115	27,880
Vornado Realty Trust (REIT)	2,150	82,152
Welltower, Inc. (REIT)	4,700	243,225
Weyerhaeuser Co. (REIT)	9,350	210,001

		10,501,544

Real Estate Management & Development (0.3%)
Aeon Mall Co. Ltd.	823	10,918
Aroundtown SA*	10,542	60,340
Azrieli Group Ltd.	414	18,752
CapitaLand Ltd.*	21,942	46,086
CBRE Group, Inc., Class A*	3,950	178,619
City Developments Ltd.	3,206	19,426
CK Asset Holdings Ltd.	22,916	136,269
Daito Trust Construction Co. Ltd.	589	54,118
Daiwa House Industry Co. Ltd.	5,135	121,112
Deutsche Wohnen SE	3,127	140,279
Hang Lung Properties Ltd.	17,369	41,176
Henderson Land Development Co. Ltd.	12,485	47,280
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	27,186
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	13,423
Hulic Co. Ltd.	2,761	26,151
Kerry Properties Ltd.	4,971	12,843
LEG Immobilien AG	632	80,181
Lendlease Group	6,051	51,930
Mitsubishi Estate Co. Ltd.	10,887	161,895
Mitsui Fudosan Co. Ltd.	8,512	150,825
New World Development Co. Ltd.	13,819	65,683
Nomura Real Estate Holdings, Inc.	1,126	20,903
Sino Land Co. Ltd.	27,000	33,996
Sumitomo Realty & Development Co. Ltd.	2,827	77,735
Sun Hung Kai Properties Ltd.	11,939	152,153
Swire Pacific Ltd., Class A	4,257	22,517
Swire Properties Ltd.	9,996	25,385
Swiss Prime Site AG (Registered)	728	67,247
Tokyu Fudosan Holdings Corp.	5,361	25,086
UOL Group Ltd.	4,185	20,455
Vonovia SE	4,783	292,992
Wharf Real Estate Investment Co. Ltd. (x)	9,015	43,023
Wheelock & Co. Ltd. (r)	6,197	49,013

		2,294,997

Total Real Estate		12,796,541

Utilities (2.0%)
Electric Utilities (1.2%)
Alliant Energy Corp.	2,942	140,745
American Electric Power Co., Inc.	6,150	489,786
AusNet Services	12,928	14,913
Chubu Electric Power Co., Inc.	5,860	73,709
Chugoku Electric Power Co., Inc. (The) (x)	2,820	37,654
CK Infrastructure Holdings Ltd.	5,668	29,203
CLP Holdings Ltd.	15,065	147,528
Duke Energy Corp.	8,900	711,021
Edison International	4,050	219,955
EDP - Energias de Portugal SA	23,419	111,688
Electricite de France SA	5,603	51,598
Elia Group SA/NV	283	30,686
Endesa SA (x)	2,955	72,729
Enel SpA	74,087	638,272
Entergy Corp.	2,250	211,073
Evergy, Inc.	3,270	193,878
Eversource Energy	3,950	328,916
Exelon Corp.	12,100	439,109
FirstEnergy Corp.	6,050	234,619
Fortum OYJ	4,008	76,037
HK Electric Investments & HK Electric Investments Ltd. (m)	19,376	20,128
Iberdrola SA	53,143	615,521
Kansai Electric Power Co., Inc. (The)	6,346	61,490
Kyushu Electric Power Co., Inc.	3,207	26,905
Mercury NZ Ltd.	6,202	18,789
NextEra Energy, Inc.	6,000	1,441,020
NRG Energy, Inc.	3,600	117,216
Orsted A/S (m)	1,762	203,211
Pinnacle West Capital Corp.	1,400	102,606
Power Assets Holdings Ltd.	11,892	64,578
PPL Corp.	9,000	232,560
Red Electrica Corp. SA (x)	3,939	73,423
Southern Co. (The)	12,850	666,273
SSE plc	9,338	157,662
Terna Rete Elettrica Nazionale SpA	12,812	87,963
Tohoku Electric Power Co., Inc.	3,867	36,775
Tokyo Electric Power Co. Holdings, Inc.*	12,334	37,854
Verbund AG (x)	705	31,531
Xcel Energy, Inc.	6,400	400,000

		8,648,624

Gas Utilities (0.1%)
APA Group	10,284	79,190
Atmos Energy Corp.	1,465	145,885
Enagas SA (x)	2,346	57,266
Hong Kong & China Gas Co. Ltd.	94,404	145,986
Naturgy Energy Group SA	2,710	50,372
Osaka Gas Co. Ltd.	3,467	68,393
Snam SpA	18,472	89,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Toho Gas Co. Ltd.	714	$35,689
Tokyo Gas Co. Ltd.	3,513	84,020

		756,646

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	8,250	119,542
Electric Power Development Co. Ltd.	1,271	24,097
Meridian Energy Ltd.	11,567	35,885
Uniper SE	1,894	61,124

		240,648

Multi-Utilities (0.6%)
AGL Energy Ltd.	5,973	70,446
Ameren Corp.	3,050	214,598
CenterPoint Energy, Inc.	6,250	116,688
CMS Energy Corp.	3,550	207,391
Consolidated Edison, Inc.	3,900	280,527
Dominion Energy, Inc.	9,569	776,811
DTE Energy Co.	2,300	247,250
E.ON SE	20,444	229,847
Engie SA*	16,630	205,269
National Grid plc	32,148	393,659
NiSource, Inc.	4,550	103,467
Public Service Enterprise Group, Inc.	6,300	309,708
RWE AG	5,318	186,044
Sempra Energy	3,450	404,444
Suez SA	3,085	36,121
Veolia Environnement SA (x)	4,901	110,080
WEC Energy Group, Inc.	3,950	346,218

		4,238,568

Water Utilities (0.1%)
American Water Works Co., Inc.	2,250	289,485
Severn Trent plc	2,224	68,236
United Utilities Group plc	6,322	71,213

		428,934

Total Utilities		14,313,420

Total Common Stocks (63.0%) (Cost $372,788,456)		448,293,032

EXCHANGE TRADED FUNDS (ETF):
Equity (5.4%)
iShares Russell 2000 ETF (x)	136,181	19,498,396
SPDR S&P MidCap 400 ETF Trust (x)	59,052	19,161,783

Total Exchange Traded Funds (5.4%) (Cost $39,604,050)		38,660,179

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.7%)
FHLB
2.500%, 2/13/24	$140,000	151,098
3.250%, 11/16/28	350,000	416,128
FHLMC
2.375%, 1/13/22	1,380,000	1,425,860
2.750%, 6/19/23	701,000	752,533
FNMA
2.875%, 10/30/20	352,000	355,104
2.875%, 9/12/23	799,000	865,381
1.875%, 9/24/26	612,000	658,801

Total U.S. Government Agency Securities		4,624,905

U.S. Treasury Obligations (10.5%)
U.S. Treasury Bonds
8.000%, 11/15/21	2,705,000	2,995,930
6.125%, 11/15/27	238,000	335,338
U.S. Treasury Notes
3.625%, 2/15/21#	1,865,800	1,906,000
1.375%, 5/31/21#	3,561,700	3,600,720
1.250%, 10/31/21#	3,597,500	3,649,052
1.875%, 11/30/21	3,500,000	3,584,287
1.750%, 5/31/22	603,000	621,161
1.875%, 7/31/22#	1,055,000	1,092,443
2.000%, 7/31/22	2,453,000	2,546,487
1.875%, 8/31/22	605,500	627,839
1.875%, 10/31/22	748,000	777,685
1.625%, 11/15/22	2,361,000	2,442,477
2.000%, 11/30/22	898,000	937,640
2.125%, 12/31/22	895,000	938,633
2.000%, 2/15/23	751,000	786,870
1.750%, 5/15/23	2,762,000	2,886,759
1.625%, 5/31/23	157,000	163,616
1.375%, 8/31/23	786,000	815,667
1.375%, 9/30/23	284,400	295,404
2.750%, 11/15/23	485,600	527,279
2.125%, 11/30/23#	997,000	1,062,402
2.250%, 12/31/23#	3,466,000	3,713,316
2.500%, 1/31/24	466,100	504,297
2.125%, 3/31/24	775,000	830,258
2.250%, 4/30/24	620,000	668,048
2.000%, 5/31/24	1,575,000	1,684,026
1.750%, 7/31/24	158,000	167,725
2.375%, 8/15/24#	2,585,000	2,811,457
2.250%, 11/15/24#	3,349,000	3,639,236
1.500%, 11/30/24	483,000	509,454
2.000%, 2/15/25#	5,610,500	6,056,005
0.500%, 3/31/25	1,462,000	1,477,189
2.125%, 5/15/25	2,135,000	2,324,189
1.625%, 2/15/26	2,980,000	3,187,506
2.000%, 11/15/26	725,000	795,977
2.250%, 2/15/27	404,000	451,213
2.375%, 5/15/27	1,502,800	1,695,837
2.250%, 8/15/27#	1,152,500	1,294,343
2.250%, 11/15/27	769,000	865,908
2.750%, 2/15/28	502,000	585,591
2.875%, 5/15/28	560,000	660,923
3.125%, 11/15/28	547,900	662,398
2.625%, 2/15/29	748,100	876,608
2.375%, 5/15/29	1,989,300	2,295,747
1.625%, 8/15/29	1,015,000	1,107,509
1.750%, 11/15/29	902,800	996,759
1.500%, 2/15/30	1,525,000	1,648,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
0.625%, 5/15/30	$663,000	$661,259

Total U.S. Treasury Obligations		74,765,128

Total Long-Term Debt Securities (11.2%) (Cost $74,338,380)		79,390,033

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Telefonica SA, expiring 7/1/20 (x)*	42,180	8,298

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc., expiring 7/27/20*	4,041	679

Total Communication Services		8,977

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol SA, expiring 7/6/20*	12,896	6,278

Total Energy		6,278

Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/7/20 (x)*	2,429	3,789

Total Industrials		3,789

Total Rights (0.0%) (Cost $39,052)		19,044

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.5%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	69,633,625	69,696,295

Total Investment Companies		74,696,295

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $2,600,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $2,652,002. (xx)	$2,600,000	2,600,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $1,000,006, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $1,020,001. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $5,000,046, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $5,556,019. (xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $527,881, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $538,438. (xx)	527,880	527,880
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $2,500,014, collateralized by various Common Stocks; total market value $2,778,233. (xx)	2,500,000	2,500,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $4,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 4/15/21-11/15/49; total market value $4,080,000. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		15,627,880

U.S. Treasury Obligations (7.9%)
U.S. Treasury Bills
0.23%, 9/1/20 (p)	6,000,000	5,997,620
0.14%, 9/24/20 (p)	50,608,000	50,590,834

Total U.S. Treasury Obligations		56,588,454

Total Short-Term Investments (20.6%) (Cost $146,889,919)		146,912,629

Total Investments in Securities (100.2%) (Cost $633,659,857)		713,274,917
Other Assets Less Liabilities (-0.2%)		(1,670,673)

Net Assets (100%)		$711,604,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $24,075,313.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $1,881,989 or 0.3% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $29,544,342. This was collateralized by $9,275,927 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/2/20 - 2/15/50 and by cash of $20,627,880 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.3%
Austria	0.0	#
Belgium	0.2
Chile	0.0	#
China	0.1
Denmark	0.4
Finland	0.2
France	1.7
Germany	1.6
Hong Kong	0.5
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.3
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.7
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	0.2
South Africa	0.0	#
Spain	0.4
Sweden	0.5
Switzerland	1.8
United Arab Emirates	0.0	#
United Kingdom	2.3
United States	83.2
Cash and Other	(0.2)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	9	9/2020	USD	800,280	2,106
SPI 200 Index	28	9/2020	AUD	2,846,248	14,979
U.S. Treasury 10 Year Note	598	9/2020	USD	83,224,781	275,941

					293,026

Short Contracts
EURO STOXX 50 Index	(346)	9/2020	EUR	(12,528,800)	(167,293)
FTSE 100 Index	(100)	9/2020	GBP	(7,617,367)	55,171
S&P 500 E-Mini Index	(832)	9/2020	USD	(128,552,320)	(3,609,664)
TOPIX Index	(15)	9/2020	JPY	(2,165,084)	(13,389)

					(3,735,175)

					(3,442,149)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	825,583	USD	536,084	UBS AG	9/14/2020	33,799
EUR	7,089,581	USD	7,713,663	JPMorgan Chase Bank	9/14/2020	264,805
NZD	13,438,516	USD	8,160,011	JPMorgan Chase Bank	9/14/2020	511,281
NZD	7,559,165	USD	4,563,166	UBS AG	9/14/2020	314,436
SEK	38,844,589	USD	4,046,227	Goldman Sachs Bank USA	9/14/2020	126,309
SEK	44,336,897	USD	4,595,324	JPMorgan Chase Bank	9/14/2020	167,175
USD	3,001,433	AUD	4,320,832	JPMorgan Chase Bank	9/14/2020	18,852
USD	2,366,825	EUR	2,091,545	BNP Paribas	9/14/2020	13,043
USD	8,798,700	GBP	6,941,631	JPMorgan Chase Bank	9/14/2020	193,520
USD	4,737,771	JPY	503,824,000	Morgan Stanley	9/14/2020	66,943
USD	13,672,474	NZD	20,997,681	BNP Paribas	9/14/2020	123,581
USD	122,421	NZD	188,256	JPMorgan Chase Bank	9/14/2020	948
USD	1,490,000	SEK	13,671,297	Credit Suisse	9/14/2020	21,482
USD	1,306,492	SEK	11,990,167	JPMorgan Chase Bank	9/14/2020	18,554

Total unrealized appreciation						1,874,728

CHF	3,187,000	USD	3,382,391	JPMorgan Chase Bank	9/14/2020	(11,059)
EUR	5,966,000	USD	6,764,149	Citibank NA	9/14/2020	(50,136)
EUR	18,991,651	USD	21,594,007	JPMorgan Chase Bank	9/14/2020	(221,195)
GBP	1,926,000	USD	2,412,334	Natwest Markets plc	9/14/2020	(24,772)
JPY	1,381,286,401	USD	12,843,220	Morgan Stanley	9/14/2020	(37,654)
NOK	13,141,897	USD	1,424,301	BNP Paribas	9/14/2020	(58,561)
NOK	19,368,698	USD	2,090,758	JPMorgan Chase Bank	9/14/2020	(77,913)
SEK	6,267,807	USD	680,943	UBS AG	9/14/2020	(7,679)
USD	10,007,732	CHF	9,477,652	JPMorgan Chase Bank	9/14/2020	(18,095)
USD	1,619,291	EUR	1,478,220	JPMorgan Chase Bank	9/14/2020	(44,267)
USD	782,886	GBP	639,365	JPMorgan Chase Bank	9/14/2020	(9,701)
USD	1,830,297	JPY	197,868,972	JPMorgan Chase Bank	9/14/2020	(4,098)

Total unrealized depreciation						(565,130)

Net unrealized appreciation						1,309,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Communication Services	$35,254,158	$6,481,665	$—		$41,735,823
Consumer Discretionary	36,149,765	13,598,763	—		49,748,528
Consumer Staples	22,522,938	14,425,265	—		36,948,203
Energy	9,155,895	4,038,132	—		13,194,027
Financials	34,262,582	18,880,287	—		53,142,869
Health Care	47,949,961	17,239,982	—	(b)	65,189,943
Industrials	26,434,967	17,351,906	—		43,786,873
Information Technology	90,552,438	9,790,374	—		100,342,812
Materials	8,368,548	8,725,445	—		17,093,993
Real Estate	9,029,259	3,718,269	49,013		12,796,541
Utilities	9,490,791	4,822,629	—		14,313,420
Exchange Traded Funds	38,660,179	—	—		38,660,179
Forward Currency Contracts	—	1,874,728	—		1,874,728
Futures	348,197	—	—		348,197
Rights
Communication Services	679	8,298	—		8,977
Energy	—	6,278	—		6,278
Industrials	—	3,789	—		3,789
Short-Term Investments
Investment Companies	74,696,295	—	—		74,696,295
Repurchase Agreements	—	15,627,880	—		15,627,880
U.S. Treasury Obligations	—	56,588,454	—		56,588,454
U.S. Government Agency Securities	—	4,624,905	—		4,624,905
U.S. Treasury Obligations	—	74,765,128	—		74,765,128

Total Assets	$442,876,652	$272,572,177	$49,013		$715,497,842

Liabilities:
Forward Currency Contracts	$—	$(565,130)	$—		$(565,130)
Futures	(3,790,346)	—	—		(3,790,346)

Total Liabilities	$(3,790,346)	$(565,130)	$—		$(4,355,476)

Total	$439,086,306	$272,007,047	$49,013		$711,142,366

(a)	Securities with a market value of $49,013 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$275,941	*
Foreign exchange contracts	Receivables	1,874,728
Equity contracts	Receivables, Net assets – Unrealized appreciation	72,256	*

Total		$2,222,925

	Liability Derivatives
Foreign exchange contracts	Payables	$(565,130)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,790,346	)*

Total		$(4,355,476)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$6,457,960	$—	$6,457,960
Foreign exchange contracts	—	974,315	974,315
Equity contracts	(39,067,108)	—	(39,067,108)

Total	$(32,609,148)	$974,315	$(31,634,833)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,285,241	$—	$1,285,241
Foreign exchange contracts	—	1,081,970	1,081,970
Equity contracts	(2,745,976)	—	(2,745,976)

Total	$(1,460,735)	$1,081,970	$(378,765)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $245,110,000 and futures contracts with an average notional balance of approximately $246,281,000 during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$136,624	$(58,561)	$—	$78,063
Credit Suisse	21,482	—	—	21,482
Goldman Sachs Bank USA	126,309	—	—	126,309
JPMorgan Chase Bank	1,175,135	(386,328)	—	788,807
Morgan Stanley	66,943	(37,654)	—	29,289
UBS AG	348,235	(7,679)	—	340,556

Total	$1,874,728	$(490,222)	$—	$1,384,506

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$58,561	$(58,561)	$—	$—
Citibank NA	50,136	—	—	50,136
JPMorgan Chase Bank	386,328	(386,328)	—	—
Morgan Stanley	37,654	(37,654)	—	—
Natwest Markets plc	24,772	—	—	24,772
UBS AG	7,679	(7,679)	—	—

Total	$565,130	$(490,222)	$—	$74,908

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$37,086,249
Long-term U.S. government debt securities	6,924,075

$44,010,324

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$47,058,058
Long-term U.S. government debt securities	6,033,744

$53,091,802

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,591,697
Aggregate gross unrealized depreciation	(49,658,878)

Net unrealized appreciation	$78,932,819

Federal income tax cost of investments in securities and derivative instruments, if applicable	$632,209,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $618,031,977)	$697,647,037
Repurchase Agreements (Cost $15,627,880)	15,627,880
Cash	18,741,190
Foreign cash (Cost $239,105)	239,062
Unrealized appreciation on forward foreign currency contracts	1,874,728
Dividends, interest and other receivables	1,221,069
Receivable for securities sold	597,860
Receivable for Portfolio shares sold	98,996
Securities lending income receivable	14,008
Other assets	10,365

Total assets	736,072,195

LIABILITIES
Payable for return of collateral on securities loaned	20,627,880
Due to broker for futures variation margin	1,766,171
Payable for securities purchased	661,368
Unrealized depreciation on forward foreign currency contracts	565,130
Investment management fees payable	453,701
Distribution fees payable – Class IB	145,368
Payable for Portfolio shares redeemed	105,459
Administrative fees payable	73,787
Accrued expenses	69,087

Total liabilities	24,467,951

NET ASSETS	$711,604,244

Net assets were comprised of:
Paid in capital	$681,350,393
Total distributable earnings (loss)	30,253,851

Net assets	$711,604,244

Class IB
Net asset value, offering and redemption price per share, $711,604,244 / 66,152,492 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.76

(x)	Includes value of securities on loan of $29,544,342.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $207,990 foreign withholding tax)	$5,749,535
Interest	1,063,388
Securities lending (net)	75,421

Total income	6,888,344

EXPENSES
Investment management fees	2,658,992
Distribution fees – Class IB	887,023
Administrative fees	437,393
Professional fees	37,300
Printing and mailing expenses	36,068
Recoupment fees	35,841
Custodian fees	32,947
Trustees’ fees	11,452
Miscellaneous	11,421

Total expenses	4,148,437

NET INVESTMENT INCOME (LOSS)	2,739,907

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(4,735,639)
Futures contracts	(32,609,148)
Forward foreign currency contracts	974,315
Foreign currency transactions	(346,420)

Net realized gain (loss)	(36,716,892)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(36,126,442)
Futures contracts	(1,460,735)
Forward foreign currency contracts	1,081,970
Foreign currency translations	(3,982)

Net change in unrealized appreciation (depreciation)	(36,509,189)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(73,226,081)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(70,486,174)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,739,907	$8,124,972
Net realized gain (loss)	(36,716,892)	1,758,463
Net change in unrealized appreciation (depreciation)	(36,509,189)	101,684,159

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(70,486,174)	111,567,594

Distributions to shareholders:
Class IB	—	(11,559,325)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [3,379,391 and 6,090,705 shares, respectively]	36,599,222	67,952,792
Capital shares issued in reinvestment of dividends and distributions [0 and 987,896 shares, respectively]	—	11,559,325
Capital shares repurchased [(2,119,107) and (1,289,573) shares, respectively]	(21,848,135)	(14,475,328)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,751,087	65,036,789

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,735,087)	165,045,058
NET ASSETS:
Beginning of period	767,339,331	602,294,273

End of period	$711,604,244	$767,339,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,								May 1, 2015* to December 31, 2015
Class IB			2019		2018		2017		2016
Net asset value, beginning of period	$11.82		$10.19		$11.12		$9.92		$9.60		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.13		0.11		0.07		0.01		0.04
Net realized and unrealized gain (loss)	(1.10)		1.68		(0.87)		1.38		0.38		(0.43)

Total from investment operations	(1.06)		1.81		(0.76)		1.45		0.39		(0.39)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.11)		(0.10)		(0.03)		(0.01)
Distributions from net realized gains	—		(0.08)		(0.06)		(0.15)		(0.04)		—	#

Total dividends and distributions	—		(0.18)		(0.17)		(0.25)		(0.07)		(0.01)

Net asset value, end of period	$10.76		$11.82		$10.19		$11.12		$9.92		$9.60

Total return (b)	(8.97)%		17.80%		(6.92)%		14.70%		4.06%		(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$711,604		$767,339		$602,294		$534,424		$338,891		$147,530
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.17	%(j)	1.16	%(j)	1.18	%(j)	1.16	%(j)	1.12%
Before waivers (a)(f)	1.17%		1.17%		1.16%		1.18%		1.19%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.77%		1.17%		0.99%		0.70%		0.10%		0.65	%(l)
Before waivers (a)(f)	0.77%		1.17%		0.99%		0.70%		0.07%		0.46	%(l)
Portfolio turnover rate^	8	%(z)	5%		7%		11%		79%		13	%(z)

Class K	January 1, 2016 to February 21, 2016‡	May 1, 2015* to December 31, 2015
Net asset value, beginning of year	$9.60	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	0.05
Net realized and unrealized gain (loss)	(0.48)	(0.42)

Total from investment operations	(0.49)	(0.37)

Less distributions:
Dividends from net investment income	—	(0.03)
Distributions from net realized gains	—	—	#

Total dividends and distributions	—	(0.03)

Net asset value, end of year	$9.11	$9.60

Total return (b)	(5.10)%	(3.68)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$—	$9,539
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89%	0.92%
Before waivers (a)(f)	0.98%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.80)%	0.70	%(l)
Before waivers (a)(f)	(0.89)%	0.23	%(l)
Portfolio turnover rate^	79%	13	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	38.6%
Information Technology	9.4
Health Care	7.5
Financials	6.7
Consumer Discretionary	5.7
Industrials	5.7
Consumer Staples	4.8
Communication Services	4.2
Materials	2.5
U.S. Government Agency Securities	1.9
Utilities	1.8
Energy	1.6
Real Estate	1.6
Investment Companies	1.3
Repurchase Agreements	0.5
Cash and Other	6.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$931.24	$5.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.35	5.56

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.11%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	160,563	$4,853,820
BT Group plc	360,722	509,121
Cellnex Telecom SA (m)(x)	10,158	618,247
CenturyLink, Inc.	21,492	215,565
Deutsche Telekom AG (Registered)	135,180	2,261,211
Elisa OYJ	5,769	350,669
HKT Trust & HKT Ltd.	153,168	225,140
Iliad SA	600	116,943
Infrastrutture Wireless Italiane SpA (m)	9,733	97,465
Koninklijke KPN NV	144,890	383,753
Nippon Telegraph & Telephone Corp.	52,180	1,214,760
Orange SA	80,914	966,613
PCCW Ltd.	171,776	98,012
Proximus SADP	6,169	125,619
Singapore Telecommunications Ltd.	330,323	584,753
Spark New Zealand Ltd.	74,506	220,625
Swisscom AG (Registered) (x)	1,050	549,168
Telecom Italia SpA (Aquis Stock Exchange)	244,475	94,639
Telecom Italia SpA (Turquoise Stock Exchange)	339,134	133,071
Telefonica Deutschland Holding AG	42,231	124,570
Telefonica SA	189,524	906,965
Telenor ASA	29,251	426,143
Telia Co. AB	102,438	382,202
Telstra Corp. Ltd.	168,828	365,473
United Internet AG (Registered)	4,157	175,411
Verizon Communications, Inc.	90,825	5,007,182

		21,007,140

Entertainment (0.7%)
Activision Blizzard, Inc.	16,824	1,276,942
Bollore SA	35,790	112,248
Electronic Arts, Inc.*	6,415	847,101
Konami Holdings Corp.	3,774	125,717
Live Nation Entertainment, Inc.*	3,056	135,472
Netflix, Inc.*	9,646	4,389,316
Nexon Co. Ltd.	19,646	443,719
Nintendo Co. Ltd.	4,528	2,014,801
Square Enix Holdings Co. Ltd.	3,718	187,518
Take-Two Interactive Software, Inc.*	2,439	340,411
Toho Co. Ltd.	4,488	162,057
Ubisoft Entertainment SA*	3,670	302,260
Vivendi SA	33,630	861,977
Walt Disney Co. (The)	39,553	4,410,555

		15,610,094

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	6,604	9,364,802
Alphabet, Inc., Class C*	6,628	9,369,407
Auto Trader Group plc (m)	39,182	255,294
Facebook, Inc., Class A*	52,936	12,020,178
Kakaku.com, Inc.	5,409	136,969
LINE Corp.*	2,437	122,538
REA Group Ltd.	2,137	159,943
Scout24 AG (m)	4,364	339,193
SEEK Ltd.	13,564	205,870
Twitter, Inc.*	17,019	506,996
Z Holdings Corp.	107,573	524,978

		33,006,168

Media (0.5%)
Altice Europe NV, Class A*	25,259	97,252
Charter Communications, Inc., Class A*	3,470	1,769,839
Comcast Corp., Class A	99,704	3,886,462
CyberAgent, Inc.	4,092	200,739
Dentsu Group, Inc. (x)	8,751	207,576
Discovery, Inc., Class A*	3,455	72,900
Discovery, Inc., Class C*	7,353	141,619
DISH Network Corp., Class A*	5,568	192,152
Fox Corp., Class A	7,743	207,667
Fox Corp., Class B	3,560	95,551
Hakuhodo DY Holdings, Inc.	9,446	112,257
Informa plc	60,922	354,464
Interpublic Group of Cos., Inc. (The)	8,435	144,744
ITV plc	146,936	135,777
JCDecaux SA*	3,452	64,116
News Corp., Class A	8,536	101,237
News Corp., Class B	2,620	31,309
Omnicom Group, Inc.	4,730	258,258
Pearson plc (x)	31,137	222,571
Publicis Groupe SA	8,776	283,700
Schibsted ASA, Class B*	3,975	94,175
SES SA (FDR)	15,552	106,101
Telenet Group Holding NV	1,858	76,403
ViacomCBS, Inc.	11,865	276,692
WPP plc	50,186	391,643

		9,525,204

Wireless Telecommunication Services (0.5%)
KDDI Corp.	66,870	2,004,953
NTT DOCOMO, Inc.	47,274	1,261,102
Softbank Corp.	77,587	987,553
SoftBank Group Corp.	63,512	3,200,229
Tele2 AB, Class B	20,254	268,263
T-Mobile US, Inc.*	12,719	1,324,684
TPG Telecom Ltd.*	15,052	92,448
Tuas Ltd.*	7,526	3,506
Vodafone Group plc	1,085,786	1,731,350

		10,874,088

Total Communication Services		90,022,694

Consumer Discretionary (5.7%)
Auto Components (0.2%)
Aisin Seiki Co. Ltd.	6,557	191,082
Aptiv plc	5,583	435,027
BorgWarner, Inc.	4,460	157,438
Bridgestone Corp. (x)	21,707	698,427
Cie Generale des Etablissements Michelin SCA (x)	6,882	712,949
Continental AG	4,462	435,825
Denso Corp.	17,533	683,987
Faurecia SE*	3,079	120,043

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
JTEKT Corp.	8,333	$64,752
Koito Manufacturing Co. Ltd.	4,228	170,198
NGK Spark Plug Co. Ltd.	6,339	90,819
Pirelli & C SpA (m)*	16,223	68,710
Stanley Electric Co. Ltd.	5,204	125,321
Sumitomo Electric Industries Ltd.	30,515	350,988
Sumitomo Rubber Industries Ltd.	6,917	68,131
Toyoda Gosei Co. Ltd.	2,629	54,693
Toyota Industries Corp.	5,932	314,075
Valeo SA	9,287	243,265
Yokohama Rubber Co. Ltd. (The) (x)	4,801	67,466

		5,053,196

Automobiles (0.8%)
Bayerische Motoren Werke AG	13,428	855,486
Bayerische Motoren Werke AG (Preference) (q)	2,306	111,600
Daimler AG (Registered)	34,712	1,407,000
Ferrari NV (x)	5,113	871,230
Fiat Chrysler Automobiles NV*	44,502	446,408
Ford Motor Co.	85,590	520,387
General Motors Co.	27,550	697,015
Honda Motor Co. Ltd.	66,058	1,688,823
Isuzu Motors Ltd.	22,311	201,476
Mazda Motor Corp.	23,005	137,934
Mitsubishi Motors Corp.	27,132	66,965
Nissan Motor Co. Ltd.	94,119	348,611
Peugeot SA*	23,853	387,196
Porsche Automobil Holding SE (Preference) (q)*	6,210	355,896
Renault SA*	7,796	197,335
Subaru Corp.	24,895	517,719
Suzuki Motor Corp.	14,900	505,559
Toyota Motor Corp.	86,010	5,395,548
Volkswagen AG	1,317	211,387
Volkswagen AG (Preference) (q)	7,527	1,138,295
Yamaha Motor Co. Ltd.	11,328	177,486

		16,239,356

Distributors (0.0%)
Genuine Parts Co.	3,135	272,620
Jardine Cycle & Carriage Ltd.	3,997	57,955
LKQ Corp.*	6,696	175,435

		506,010

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,903	78,065
H&R Block, Inc.	4,270	60,976

		139,041

Hotels, Restaurants & Leisure (0.7%)
Accor SA*	7,684	208,490
Aristocrat Leisure Ltd.	23,308	412,205
Carnival Corp. (x)	10,155	166,745
Chipotle Mexican Grill, Inc.*	611	642,992
Compass Group plc	72,344	995,245
Crown Resorts Ltd.	15,105	100,945
Darden Restaurants, Inc.	2,665	201,927
Domino’s Pizza, Inc.	858	316,979
Evolution Gaming Group AB (m)	5,157	307,137
Flutter Entertainment plc	5,568	730,873
Galaxy Entertainment Group Ltd.	87,644	595,090
Genting Singapore Ltd.	244,650	133,773
GVC Holdings plc	23,634	216,545
Hilton Worldwide Holdings, Inc.	6,130	450,248
InterContinental Hotels Group plc	7,014	310,884
La Francaise des Jeux SAEM (m)	3,485	107,390
Las Vegas Sands Corp.	7,413	337,588
Marriott International, Inc., Class A	5,930	508,379
McDonald’s Corp.	16,545	3,052,056
McDonald’s Holdings Co. Japan Ltd. (x)	2,689	145,063
Melco Resorts & Entertainment Ltd. (ADR)	8,861	137,523
MGM Resorts International	11,270	189,336
Norwegian Cruise Line Holdings Ltd. (x)*	4,603	75,627
Oriental Land Co. Ltd.	8,093	1,068,616
Royal Caribbean Cruises Ltd.	3,766	189,430
Sands China Ltd.	98,153	384,095
SJM Holdings Ltd.	80,205	89,664
Sodexo SA	3,588	242,370
Starbucks Corp.	25,893	1,905,466
Tabcorp Holdings Ltd.	82,141	192,355
Whitbread plc	8,112	223,039
Wynn Macau Ltd.	63,077	109,582
Wynn Resorts Ltd.	2,095	156,057
Yum! Brands, Inc.	6,580	571,868

		15,475,582

Household Durables (0.4%)
Barratt Developments plc	41,299	253,331
Berkeley Group Holdings plc	5,106	263,142
Casio Computer Co. Ltd.	7,859	136,386
DR Horton, Inc.	7,335	406,726
Electrolux AB	9,147	152,698
Garmin Ltd.	3,130	305,175
Husqvarna AB, Class B (x)	16,948	138,588
Iida Group Holdings Co. Ltd.	5,956	91,217
Leggett & Platt, Inc.	2,855	100,353
Lennar Corp., Class A	6,125	377,423
Mohawk Industries, Inc.*	1,300	132,288
Newell Brands, Inc.	8,347	132,550
Nikon Corp.	12,175	101,880
NVR, Inc.*	164	534,435
Panasonic Corp.	89,521	780,374
Persimmon plc	12,935	365,796
PulteGroup, Inc.	5,585	190,058
Rinnai Corp.	1,457	121,309
SEB SA	918	151,570
Sekisui Chemical Co. Ltd.	14,701	210,273
Sekisui House Ltd.	25,149	478,781
Sharp Corp.	8,616	91,643
Sony Corp.	51,552	3,530,349
Taylor Wimpey plc	133,173	234,942
Whirlpool Corp.	1,365	176,809

		9,458,096

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	9,357	25,814,279
Booking Holdings, Inc.*	979	1,558,901
Delivery Hero SE (m)*	5,192	528,998
eBay, Inc.	16,735	877,751
Expedia Group, Inc.	3,027	248,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Just Eat Takeaway.com NV (m)*	4,922	$512,155
Mercari, Inc.*	3,377	104,359
Ocado Group plc*	18,746	470,600
Prosus NV*	19,767	1,834,581
Rakuten, Inc.	34,824	306,240
Zalando SE (m)*	6,153	432,733
ZOZO, Inc.	4,412	98,074

		32,787,490

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	8,083	424,811
Hasbro, Inc.	2,725	204,239
Sega Sammy Holdings, Inc.	7,001	83,757
Shimano, Inc.	3,001	577,186
Yamaha Corp.	5,412	254,621

		1,544,614

Multiline Retail (0.3%)
Dollar General Corp.	5,610	1,068,761
Dollar Tree, Inc.*	5,144	476,746
Isetan Mitsukoshi Holdings Ltd.	13,610	78,037
Kohl’s Corp.	3,350	69,580
Marui Group Co. Ltd.	7,691	138,892
Next plc	5,392	326,506
Pan Pacific International Holdings Corp.	16,635	364,818
Ryohin Keikaku Co. Ltd.	9,655	136,640
Target Corp.	11,100	1,331,223
Wesfarmers Ltd.	45,986	1,428,311

		5,419,514

Specialty Retail (0.9%)
ABC-Mart, Inc.	1,335	78,106
Advance Auto Parts, Inc.	1,466	208,832
AutoZone, Inc.*	605	682,513
Best Buy Co., Inc.	4,935	430,677
CarMax, Inc.*	3,610	323,275
Fast Retailing Co. Ltd.	2,361	1,351,806
Gap, Inc. (The)	4,645	58,620
Hennes & Mauritz AB, Class B	32,583	471,140
Hikari Tsushin, Inc.	848	193,123
Home Depot, Inc. (The)	23,985	6,008,482
Industria de Diseno Textil SA	44,241	1,169,700
JD Sports Fashion plc	17,762	136,764
Kingfisher plc	85,582	233,819
L Brands, Inc.	5,055	75,673
Lowe’s Cos., Inc.	16,815	2,272,043
Nitori Holdings Co. Ltd.	3,241	634,767
O’Reilly Automotive, Inc.*	1,665	702,081
Ross Stores, Inc.	7,880	671,691
Shimamura Co. Ltd.	896	60,649
Tiffany & Co.	2,400	292,656
TJX Cos., Inc. (The)	26,640	1,346,918
Tractor Supply Co.	2,504	330,002
Ulta Beauty, Inc.*	1,242	252,648
USS Co. Ltd.	8,871	141,723
Yamada Denki Co. Ltd.	29,316	145,424

		18,273,132

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG*	7,722	2,020,228
Burberry Group plc	16,412	324,771
Cie Financiere Richemont SA (Registered)	21,171	1,348,148
EssilorLuxottica SA*	11,535	1,478,434
Hanesbrands, Inc.	7,900	89,191
Hermes International	1,285	1,072,491
Kering SA	3,073	1,669,160
LVMH Moet Hennessy Louis Vuitton SE	11,266	4,934,496
Moncler SpA*	7,857	300,001
NIKE, Inc., Class B	27,370	2,683,628
Pandora A/S	4,055	220,133
Puma SE*	3,364	259,417
PVH Corp.	1,552	74,574
Ralph Lauren Corp.	1,079	78,249
Swatch Group AG (The)	1,173	233,718
Swatch Group AG (The) (Registered)	2,133	83,292
Tapestry, Inc.	6,050	80,344
Under Armour, Inc., Class A*	4,092	39,856
Under Armour, Inc., Class C*	4,250	37,570
VF Corp.	7,120	433,893

		17,461,594

Total Consumer Discretionary		122,357,625

Consumer Staples (4.8%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV	30,903	1,523,104
Asahi Group Holdings Ltd. (x)	15,673	549,076
Brown-Forman Corp., Class B	3,980	253,367
Budweiser Brewing Co. APAC Ltd. (m)	69,580	202,149
Carlsberg A/S, Class B	4,338	573,050
Coca-Cola Amatil Ltd.	20,554	123,210
Coca-Cola Bottlers Japan, Inc.	5,007	90,749
Coca-Cola Co. (The)	84,730	3,785,736
Coca-Cola European Partners plc	8,324	314,314
Coca-Cola HBC AG	8,106	203,442
Constellation Brands, Inc., Class A	3,650	638,567
Davide Campari-Milano SpA	23,498	197,757
Diageo plc	94,782	3,146,188
Heineken Holding NV	4,672	381,965
Heineken NV	10,512	968,070
Ito En Ltd.	2,100	118,387
Kirin Holdings Co. Ltd. (x)	33,280	701,840
Molson Coors Beverage Co., Class B	4,105	141,048
Monster Beverage Corp.*	8,340	578,129
PepsiCo, Inc.	30,600	4,047,156
Pernod Ricard SA	8,612	1,353,542
Remy Cointreau SA (x)	915	124,498
Suntory Beverage & Food Ltd.	5,625	219,343
Treasury Wine Estates Ltd.	29,199	211,373

		20,446,060

Food & Staples Retailing (0.8%)
Aeon Co. Ltd.	26,457	614,520
Carrefour SA	24,555	379,063
Casino Guichard Perrachon SA*	1,759	65,153
Coles Group Ltd.	54,101	642,662
Colruyt SA	2,246	123,504
Cosmos Pharmaceutical Corp.	800	122,610
Costco Wholesale Corp.	9,725	2,948,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Dairy Farm International Holdings Ltd.	13,681	$63,713
FamilyMart Co. Ltd.	10,253	175,951
ICA Gruppen AB	4,079	193,288
J Sainsbury plc	71,799	185,508
Jeronimo Martins SGPS SA*	10,209	178,618
Kobe Bussan Co. Ltd.	2,400	135,296
Koninklijke Ahold Delhaize NV	44,643	1,215,687
Kroger Co. (The)	17,560	594,406
Lawson, Inc.	2,028	101,685
METRO AG	7,302	68,986
Seven & i Holdings Co. Ltd.	30,484	994,813
Sundrug Co. Ltd.	2,896	95,686
Sysco Corp.	11,200	612,192
Tesco plc	397,204	1,121,525
Tsuruha Holdings, Inc.	1,494	205,648
Walgreens Boots Alliance, Inc.	16,455	697,527
Walmart, Inc.	31,201	3,737,256
Welcia Holdings Co. Ltd.	1,908	153,829
Wm Morrison Supermarkets plc	97,540	230,105
Woolworths Group Ltd.	51,152	1,319,107

		16,977,055

Food Products (1.3%)
a2 Milk Co. Ltd.*	29,846	390,843
Ajinomoto Co., Inc.	18,874	313,572
Archer-Daniels-Midland Co.	12,175	485,782
Associated British Foods plc	14,449	342,401
Barry Callebaut AG (Registered)	122	232,517
Calbee, Inc.	3,451	95,427
Campbell Soup Co.	3,690	183,135
Chocoladefabriken Lindt & Spruengli AG	44	361,929
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	429,261
Conagra Brands, Inc.	10,615	373,330
Danone SA	25,044	1,730,578
General Mills, Inc.	13,285	819,020
Hershey Co. (The)	3,275	424,505
Hormel Foods Corp.	6,040	291,551
J M Smucker Co. (The)	2,460	260,293
Kellogg Co.	5,430	358,706
Kerry Group plc (London Stock Exchange), Class A	1,182	146,059
Kerry Group plc (Turquoise Stock Exchange), Class A	5,261	654,505
Kikkoman Corp.	5,883	283,306
Kraft Heinz Co. (The)	13,685	436,415
Lamb Weston Holdings, Inc.	3,146	201,124
McCormick & Co., Inc. (Non-Voting)	2,750	493,378
Meiji Holdings Co. Ltd.	4,632	368,349
Mondelez International, Inc., Class A	31,605	1,615,964
Mowi ASA	17,827	338,825
Nestle SA (Registered)	120,700	13,334,355
NH Foods Ltd.	3,332	133,683
Nisshin Seifun Group, Inc.	8,003	119,402
Nissin Foods Holdings Co. Ltd.	2,565	227,033
Orkla ASA	30,462	267,011
Toyo Suisan Kaisha Ltd.	3,588	200,310
Tyson Foods, Inc., Class A	6,480	386,921
WH Group Ltd. (m)	387,856	332,852
Wilmar International Ltd.	77,720	228,909
Yakult Honsha Co. Ltd.	4,844	285,112
Yamazaki Baking Co. Ltd.	4,901	84,204

		27,230,567

Household Products (0.7%)
Church & Dwight Co., Inc.	5,380	415,874
Clorox Co. (The)	2,745	602,171
Colgate-Palmolive Co.	18,810	1,378,021
Essity AB, Class B*	24,598	794,128
Henkel AG & Co. KGaA	4,215	350,291
Henkel AG & Co. KGaA (Preference) (q)	7,226	671,766
Kimberly-Clark Corp.	7,520	1,062,952
Lion Corp.	9,076	217,596
Pigeon Corp. (x)	4,675	180,745
Procter & Gamble Co. (The)	54,830	6,556,023
Reckitt Benckiser Group plc	28,786	2,649,132
Unicharm Corp.	16,326	668,885

		15,547,584

Personal Products (0.6%)
Beiersdorf AG	4,088	463,804
Coty, Inc., Class A	6,476	28,948
Estee Lauder Cos., Inc. (The), Class A	4,840	913,211
Kao Corp.	19,500	1,543,762
Kobayashi Pharmaceutical Co. Ltd.	1,991	174,915
Kose Corp.	1,348	162,066
L’Oreal SA	10,186	3,265,531
Pola Orbis Holdings, Inc. (x)	3,708	64,503
Shiseido Co. Ltd.	16,183	1,026,003
Unilever NV	59,243	3,141,974
Unilever plc	47,393	2,555,313

		13,340,030

Tobacco (0.4%)
Altria Group, Inc.	40,995	1,609,054
British American Tobacco plc	93,036	3,574,576
Imperial Brands plc	38,384	730,952
Japan Tobacco, Inc. (x)	48,649	902,626
Philip Morris International, Inc.	34,155	2,392,899
Swedish Match AB	6,893	483,991

		9,694,098

Total Consumer Staples		103,235,394

Energy (1.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	14,205	218,615
Halliburton Co.	19,215	249,411
National Oilwell Varco, Inc.	8,460	103,635
Schlumberger Ltd.	30,343	558,008
TechnipFMC plc	9,226	63,106
Tenaris SA	19,152	123,463

		1,316,238

Oil, Gas & Consumable Fuels (1.5%)
Ampol Ltd.	10,127	205,723
Apache Corp.	8,185	110,498
BP plc	821,432	3,121,788
Cabot Oil & Gas Corp.	8,940	153,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Chevron Corp.	41,480	$3,701,260
Concho Resources, Inc.	4,403	226,755
ConocoPhillips	24,070	1,011,421
Devon Energy Corp.	8,410	95,369
Diamondback Energy, Inc.	3,511	146,830
ENEOS Holdings, Inc.	124,399	440,769
Eni SpA	103,176	982,470
EOG Resources, Inc.	12,710	643,889
Equinor ASA	40,623	577,710
Exxon Mobil Corp.	92,914	4,155,114
Galp Energia SGPS SA	20,330	234,842
Hess Corp.	5,670	293,763
HollyFrontier Corp.	3,227	94,228
Idemitsu Kosan Co. Ltd.	7,940	168,453
Inpex Corp. (x)	41,513	257,006
Kinder Morgan, Inc.	42,723	648,108
Koninklijke Vopak NV	2,851	150,669
Lundin Energy AB	7,538	181,387
Marathon Oil Corp.	17,520	107,222
Marathon Petroleum Corp.	14,212	531,245
Neste OYJ	17,159	670,140
Noble Energy, Inc.	10,500	94,080
Occidental Petroleum Corp.	19,601	358,698
Oil Search Ltd.	80,030	176,238
OMV AG*	5,973	199,424
ONEOK, Inc.	9,047	300,541
Origin Energy Ltd.	71,431	289,359
Phillips 66	9,760	701,744
Pioneer Natural Resources Co.	3,580	349,766
Repsol SA	57,164	498,895
Royal Dutch Shell plc, Class A	166,934	2,656,303
Royal Dutch Shell plc, Class B	151,041	2,285,571
Santos Ltd.	71,813	264,050
TOTAL SA (x)	100,250	3,818,483
Valero Energy Corp.	8,985	528,498
Washington H Soul Pattinson & Co. Ltd. (x)	4,369	59,245
Williams Cos., Inc. (The)	26,607	506,065
Woodside Petroleum Ltd.	38,217	574,352

		32,571,560

Total Energy		33,887,798

Financials (6.7%)
Banks (2.9%)
ABN AMRO Bank NV (CVA) (m)	17,113	147,097
Aozora Bank Ltd. (x)	4,785	83,301
Australia & New Zealand Banking Group Ltd.	115,029	1,488,612
Banco Bilbao Vizcaya Argentaria SA	270,436	928,914
Banco Espirito Santo SA (Registered) (r)*	26,714	—
Banco Santander SA	673,997	1,643,548
Bank Hapoalim BM	46,028	275,689
Bank Leumi Le-Israel BM	59,473	299,671
Bank of America Corp.	177,943	4,226,146
Bank of East Asia Ltd. (The)	52,738	120,550
Bank of Kyoto Ltd. (The)	2,247	79,629
Bankinter SA	27,342	130,171
Banque Cantonale Vaudoise (Registered) (x)	1,230	119,461
Barclays plc	702,680	994,130
BNP Paribas SA*	49,963	1,980,688
BOC Hong Kong Holdings Ltd.	149,713	475,348
CaixaBank SA	145,557	310,200
Chiba Bank Ltd. (The)	21,403	100,884
Citigroup, Inc.	47,930	2,449,223
Citizens Financial Group, Inc.	9,508	239,982
Comerica, Inc.	3,070	116,967
Commerzbank AG*	40,634	180,910
Commonwealth Bank of Australia	71,797	3,457,704
Concordia Financial Group Ltd.	42,935	137,447
Credit Agricole SA*	65,127	615,174
Danske Bank A/S*	27,974	372,081
DBS Group Holdings Ltd.	73,612	1,101,127
DNB ASA	38,456	508,824
Erste Group Bank AG	11,330	266,245
Fifth Third Bancorp	15,575	300,286
FinecoBank Banca Fineco SpA*	24,713	333,010
First Republic Bank	3,672	389,195
Fukuoka Financial Group, Inc.	6,959	109,827
Hang Seng Bank Ltd.	30,939	522,383
HSBC Holdings plc	823,882	3,856,314
Huntington Bancshares, Inc.	22,605	204,236
ING Groep NV	158,046	1,097,919
Intesa Sanpaolo SpA*	603,635	1,153,162
Israel Discount Bank Ltd., Class A	47,210	144,457
Japan Post Bank Co. Ltd.	16,385	121,842
JPMorgan Chase & Co.	68,880	6,478,853
KBC Group NV	10,133	580,357
KeyCorp	21,600	263,088
Lloyds Banking Group plc	2,850,634	1,099,683
M&T Bank Corp.	2,890	300,473
Mebuki Financial Group, Inc.	38,176	88,498
Mediobanca Banca di Credito Finanziario SpA	25,188	180,477
Mitsubishi UFJ Financial Group, Inc.	495,674	1,938,668
Mizrahi Tefahot Bank Ltd.	5,718	107,628
Mizuho Financial Group, Inc.	978,364	1,199,746
National Australia Bank Ltd.	129,629	1,638,901
Nordea Bank Abp (Aquis Stock Exchange)	1,774	12,236
Nordea Bank Abp (Turquoise Stock Exchange)	129,632	893,411
Oversea-Chinese Banking Corp. Ltd.	134,150	868,110
People’s United Financial, Inc.	9,760	112,923
PNC Financial Services Group, Inc. (The)	9,600	1,010,016
Raiffeisen Bank International AG*	6,003	106,778
Regions Financial Corp.	21,160	235,299
Resona Holdings, Inc.	84,826	289,452
Royal Bank of Scotland Group plc	196,201	295,100
Seven Bank Ltd.	23,852	65,245
Shinsei Bank Ltd.	6,260	75,383
Shizuoka Bank Ltd. (The)	17,161	110,304
Skandinaviska Enskilda Banken AB, Class A*	66,008	570,886
Societe Generale SA*	43,123	717,432
Standard Chartered plc	110,187	599,894
Sumitomo Mitsui Financial Group, Inc.	52,896	1,487,602

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Mitsui Trust Holdings, Inc.	13,623	$382,336
SVB Financial Group*	1,160	250,015
Svenska Handelsbanken AB, Class A*	63,101	598,170
Swedbank AB, Class A*	36,729	470,079
Truist Financial Corp.	29,417	1,104,608
UniCredit SpA*	86,052	790,008
United Overseas Bank Ltd.	47,993	698,131
US Bancorp	31,145	1,146,759
Wells Fargo & Co.	84,580	2,165,248
Westpac Banking Corp.	146,482	1,824,657
Zions Bancorp NA	3,720	126,480

		61,965,288

Capital Markets (1.4%)
3i Group plc	39,465	406,462
Ameriprise Financial, Inc.	2,730	409,609
Amundi SA (m)*	4,628	361,998
ASX Ltd.	7,852	463,982
Bank of New York Mellon Corp. (The)	18,360	709,614
BlackRock, Inc.	3,378	1,837,936
Cboe Global Markets, Inc.	2,388	222,753
Charles Schwab Corp. (The)	25,110	847,211
CME Group, Inc.	7,880	1,280,815
Credit Suisse Group AG (Registered)	98,483	1,016,178
Daiwa Securities Group, Inc.	58,578	244,372
Deutsche Bank AG (Registered)*	79,632	755,069
Deutsche Boerse AG	7,706	1,392,852
E*TRADE Financial Corp.	4,875	242,434
EQT AB	9,662	172,998
Franklin Resources, Inc.	6,035	126,554
Goldman Sachs Group, Inc. (The)	6,970	1,377,411
Hargreaves Lansdown plc	13,466	271,340
Hong Kong Exchanges & Clearing Ltd.	49,355	2,103,445
Intercontinental Exchange, Inc.	12,200	1,117,520
Invesco Ltd.	8,090	87,048
Japan Exchange Group, Inc.	20,614	476,191
Julius Baer Group Ltd.*	9,077	379,192
London Stock Exchange Group plc	12,767	1,320,668
Macquarie Group Ltd.	13,655	1,123,996
Magellan Financial Group Ltd.	5,175	210,639
MarketAxess Holdings, Inc.	895	448,323
Moody’s Corp.	3,565	979,412
Morgan Stanley	25,540	1,233,582
MSCI, Inc.	1,858	620,238
Nasdaq, Inc.	2,445	292,104
Natixis SA*	106,354	277,102
Nomura Holdings, Inc.	127,475	570,489
Northern Trust Corp.	4,650	368,931
Partners Group Holding AG	758	686,407
Raymond James Financial, Inc.	2,634	181,298
S&P Global, Inc.	5,410	1,782,487
SBI Holdings, Inc.	9,570	206,770
Schroders plc	5,042	183,999
Singapore Exchange Ltd.	32,517	195,137
St James’s Place plc	21,698	255,775
Standard Life Aberdeen plc	94,441	312,568
State Street Corp.	7,975	506,811
T. Rowe Price Group, Inc.	5,145	635,408
UBS Group AG (Registered)	148,689	1,708,221

		30,403,349

Consumer Finance (0.1%)
Acom Co. Ltd.	16,145	61,540
American Express Co.	14,735	1,402,772
Capital One Financial Corp.	10,222	639,795
Discover Financial Services	6,890	345,120
Isracard Ltd.	1	2
Synchrony Financial	12,318	272,967

		2,722,196

Diversified Financial Services (0.6%)
AMP Ltd.*	139,381	178,694
Berkshire Hathaway, Inc., Class B*	42,956	7,668,076
Eurazeo SE*	4,850	248,365
EXOR NV	4,399	250,816
Groupe Bruxelles Lambert SA	3,264	273,484
Industrivarden AB, Class C*	6,435	145,588
Investor AB, Class B	18,474	973,432
Kinnevik AB, Class B	9,811	257,683
L E Lundbergforetagen AB, Class B*	3,083	139,718
M&G plc	105,447	218,580
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,309	77,191
ORIX Corp.	53,691	662,027
Pargesa Holding SA	1,562	118,726
Sofina SA	625	164,816
Tokyo Century Corp.	1,725	88,212
Wendel SE	2,767	263,459

		11,728,867

Insurance (1.7%)
Admiral Group plc	7,742	220,327
Aegon NV	72,573	215,857
Aflac, Inc.	16,040	577,921
Ageas SA/NV	7,241	256,099
AIA Group Ltd.	490,082	4,561,227
Allianz SE (Registered)	16,920	3,451,236
Allstate Corp. (The)	7,090	687,659
American International Group, Inc.	19,054	594,104
Aon plc, Class A	5,155	992,853
Arthur J Gallagher & Co.	4,061	395,907
Assicurazioni Generali SpA	44,566	673,506
Assurant, Inc.	1,265	130,662
Aviva plc	159,057	538,270
Baloise Holding AG (Registered)	1,880	281,550
Chubb Ltd.	9,981	1,263,794
Cincinnati Financial Corp.	3,265	209,058
CNP Assurances*	21,284	244,582
Dai-ichi Life Holdings, Inc.	43,738	520,910
Direct Line Insurance Group plc	55,767	187,011
Everest Re Group Ltd.	850	175,270
Gjensidige Forsikring ASA*	8,112	149,421
Globe Life, Inc.	2,143	159,075
Hannover Rueck SE	2,446	420,719
Hartford Financial Services Group, Inc. (The)	7,915	305,123
Insurance Australia Group Ltd.	93,731	374,678
Japan Post Holdings Co. Ltd.	63,821	453,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Post Insurance Co. Ltd.	9,104	$119,359
Legal & General Group plc	241,946	660,701
Lincoln National Corp.	4,275	157,277
Loews Corp.	5,525	189,452
Mapfre SA (x)	43,715	77,698
Marsh & McLennan Cos., Inc.	11,090	1,190,733
Medibank Pvt Ltd.	111,696	231,088
MetLife, Inc.	17,120	625,222
MS&AD Insurance Group Holdings, Inc.	18,002	494,381
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,854	1,519,261
NN Group NV	12,380	415,164
Poste Italiane SpA (m)	21,189	183,988
Principal Financial Group, Inc.	5,675	235,740
Progressive Corp. (The)	12,800	1,025,408
Prudential Financial, Inc.	8,780	534,702
Prudential plc	105,504	1,588,854
QBE Insurance Group Ltd.	58,843	361,742
RSA Insurance Group plc	41,841	212,103
Sampo OYJ, Class A	19,104	656,340
SCOR SE*	12,305	336,758
Sompo Holdings, Inc.	13,593	467,459
Sony Financial Holdings, Inc.	6,160	148,258
Suncorp Group Ltd.	51,141	327,424
Swiss Life Holding AG (Registered)	1,294	478,548
Swiss Re AG	11,950	919,939
T&D Holdings, Inc.	21,725	185,727
Tokio Marine Holdings, Inc.	25,852	1,126,268
Travelers Cos., Inc. (The)	5,595	638,110
Tryg A/S	4,901	141,799
Unum Group	4,490	74,489
W R Berkley Corp.	3,095	177,313
Willis Towers Watson plc	2,834	558,156
Zurich Insurance Group AG	6,067	2,136,601

		36,236,710

Total Financials		143,056,410

Health Care (7.5%)
Biotechnology (0.9%)
AbbVie, Inc.	38,724	3,801,922
Alexion Pharmaceuticals, Inc.*	4,800	538,752
Amgen, Inc.	13,064	3,081,275
BeiGene Ltd. (ADR)*	1,565	294,846
Biogen, Inc.*	4,010	1,072,876
CSL Ltd.	18,409	3,649,639
Galapagos NV*	1,704	334,510
Genmab A/S*	2,639	882,802
Gilead Sciences, Inc.	27,798	2,138,778
Grifols SA	12,098	366,990
Incyte Corp.*	3,930	408,602
PeptiDream, Inc.*	3,802	174,179
Regeneron Pharmaceuticals, Inc.*	2,235	1,393,858
Vertex Pharmaceuticals, Inc.*	5,673	1,646,929

		19,785,958

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	38,822	3,549,495
ABIOMED, Inc.*	942	227,549
Alcon, Inc.*	19,942	1,142,601
Align Technology, Inc.*	1,586	435,262
Ambu A/S, Class B	6,621	208,103
Asahi Intecc Co. Ltd.	7,897	224,396
Baxter International, Inc.	11,130	958,293
Becton Dickinson and Co.	5,916	1,415,521
BioMerieux	1,680	230,664
Boston Scientific Corp.*	30,615	1,074,893
Carl Zeiss Meditec AG	1,632	159,019
Cochlear Ltd.	2,601	339,378
Coloplast A/S, Class B	4,818	746,929
Cooper Cos., Inc. (The)	1,059	300,375
Danaher Corp.	14,040	2,482,693
Demant A/S*	4,476	117,954
Dentsply Sirona, Inc.	4,809	211,885
DexCom, Inc.*	2,023	820,124
DiaSorin SpA	1,021	195,306
Edwards Lifesciences Corp.*	13,794	953,303
Fisher & Paykel Healthcare Corp. Ltd.	23,303	538,884
GN Store Nord A/S	5,193	276,508
Hologic, Inc.*	5,850	333,450
Hoya Corp.	15,332	1,468,269
IDEXX Laboratories, Inc.*	1,901	627,634
Intuitive Surgical, Inc.*	2,581	1,470,731
Koninklijke Philips NV*	36,369	1,693,582
Medtronic plc	29,383	2,694,421
Olympus Corp.	47,244	909,931
ResMed, Inc.	3,147	604,224
Sartorius AG (Preference) (q)	1,443	474,064
Siemens Healthineers AG (m)	6,083	291,326
Smith & Nephew plc	35,472	660,834
Sonova Holding AG (Registered)*	2,234	445,464
STERIS plc	1,824	279,875
Straumann Holding AG (Registered)	418	358,508
Stryker Corp.	7,035	1,267,637
Sysmex Corp.	6,770	519,981
Teleflex, Inc.	995	362,160
Terumo Corp.	26,119	988,812
Varian Medical Systems, Inc.*	1,970	241,364
West Pharmaceutical Services, Inc.	1,640	372,559
Zimmer Biomet Holdings, Inc.	4,470	533,539

		33,207,500

Health Care Providers & Services (0.9%)
Alfresa Holdings Corp.	7,606	158,342
AmerisourceBergen Corp.	3,235	325,991
Anthem, Inc.	5,535	1,455,594
Cardinal Health, Inc.	6,370	332,450
Centene Corp.*	12,784	812,423
Cigna Corp.	8,214	1,541,357
CVS Health Corp.	28,519	1,852,879
DaVita, Inc.*	1,960	155,114
Fresenius Medical Care AG & Co. KGaA	8,643	736,882
Fresenius SE & Co. KGaA	16,954	836,864
HCA Healthcare, Inc.	5,768	559,842
Henry Schein, Inc.*	3,192	186,381
Humana, Inc.	2,970	1,151,617
Laboratory Corp. of America Holdings*	2,165	359,628
McKesson Corp.	3,545	543,874
Medipal Holdings Corp.	7,419	142,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NMC Health plc (r)*	3,800	$—
Orpea	2,096	242,096
Quest Diagnostics, Inc.	2,935	334,473
Ramsay Health Care Ltd.	7,252	334,271
Ryman Healthcare Ltd.	16,223	137,616
Sonic Healthcare Ltd.	18,303	386,396
Suzuken Co. Ltd.	2,626	97,879
UnitedHealth Group, Inc.	20,885	6,160,031
Universal Health Services, Inc., Class B	1,750	162,558

		19,007,383

Health Care Technology (0.1%)
Cerner Corp.	6,900	472,995
M3, Inc.	17,842	758,754

		1,231,749

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	6,780	599,149
Bio-Rad Laboratories, Inc., Class A*	477	215,361
Eurofins Scientific SE*	535	335,394
Illumina, Inc.*	3,225	1,194,379
IQVIA Holdings, Inc.*	3,946	559,858
Lonza Group AG (Registered)	3,020	1,592,428
Mettler-Toledo International, Inc.*	534	430,164
PerkinElmer, Inc.	2,420	237,378
QIAGEN NV*	9,361	403,069
Sartorius Stedim Biotech	1,122	283,208
Thermo Fisher Scientific, Inc.	8,815	3,194,027
Waters Corp.*	1,415	255,266

		9,299,681

Pharmaceuticals (3.6%)
Astellas Pharma, Inc.	75,418	1,255,455
AstraZeneca plc	53,220	5,548,006
Bayer AG (Registered)	39,845	2,924,606
Bristol-Myers Squibb Co.	51,465	3,026,142
Chugai Pharmaceutical Co. Ltd.	27,171	1,452,482
Daiichi Sankyo Co. Ltd.	22,948	1,874,087
Eisai Co. Ltd.	10,198	808,352
Eli Lilly and Co.	18,568	3,048,494
GlaxoSmithKline plc	203,455	4,122,392
H Lundbeck A/S	2,826	106,214
Hikma Pharmaceuticals plc	5,897	162,085
Hisamitsu Pharmaceutical Co., Inc.	2,017	108,691
Ipsen SA	1,529	129,832
Johnson & Johnson	57,840	8,134,039
Kyowa Kirin Co. Ltd. (x)	10,931	286,800
Merck & Co., Inc.	55,960	4,327,387
Merck KGaA	5,242	607,703
Mylan NV*	11,315	181,945
Nippon Shinyaku Co. Ltd.	1,847	150,189
Novartis AG (Registered)	87,129	7,570,697
Novo Nordisk A/S, Class B	71,764	4,643,933
Ono Pharmaceutical Co. Ltd.	14,987	435,932
Orion OYJ, Class B	4,265	206,198
Otsuka Holdings Co. Ltd.	15,798	688,539
Perrigo Co. plc	2,980	164,705
Pfizer, Inc.	121,656	3,978,151
Recordati SpA	4,241	211,600
Roche Holding AG	28,494	9,865,522
Sanofi	45,768	4,656,393
Santen Pharmaceutical Co. Ltd.	14,559	267,630
Shionogi & Co. Ltd.	10,894	681,958
Sumitomo Dainippon Pharma Co. Ltd.	7,239	100,072
Taisho Pharmaceutical Holdings Co. Ltd.	1,377	84,273
Takeda Pharmaceutical Co. Ltd. (x)	63,887	2,280,169
Teva Pharmaceutical Industries Ltd. (ADR)*	44,326	546,540
UCB SA	5,128	593,560
Vifor Pharma AG	1,845	277,239
Zoetis, Inc.	10,488	1,437,276

		76,945,288

Total Health Care		159,477,559

Industrials (5.7%)
Aerospace & Defense (0.7%)
Airbus SE*	23,822	1,695,144
BAE Systems plc	130,027	777,741
Boeing Co. (The)	11,785	2,160,190
Dassault Aviation SA*	102	93,915
Elbit Systems Ltd.	1,075	147,952
General Dynamics Corp.	5,175	773,456
Howmet Aerospace, Inc.	11,236	178,091
Huntington Ingalls Industries, Inc.	888	154,947
L3Harris Technologies, Inc.	4,874	826,972
Leonardo SpA	16,197	107,160
Lockheed Martin Corp.	5,440	1,985,165
MTU Aero Engines AG	2,154	372,269
Northrop Grumman Corp.	3,460	1,063,742
Raytheon Technologies Corp.	32,212	1,984,903
Rolls-Royce Holdings plc*	78,317	276,441
Safran SA*	12,996	1,300,020
Singapore Technologies Engineering Ltd.	63,165	149,895
Teledyne Technologies, Inc.*	819	254,668
Textron, Inc.	4,995	164,385
Thales SA	4,321	348,547
TransDigm Group, Inc.	1,064	470,341

		15,285,944

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,960	234,018
Deutsche Post AG (Registered)	40,120	1,463,564
DSV Panalpina A/S	8,578	1,046,479
Expeditors International of Washington, Inc.	3,695	280,968
FedEx Corp.	5,245	735,454
SG Holdings Co. Ltd.	6,429	209,760
United Parcel Service, Inc., Class B	15,355	1,707,169
Yamato Holdings Co. Ltd.	12,481	269,780

		5,947,192

Airlines (0.1%)
Alaska Air Group, Inc.	2,672	96,887
American Airlines Group, Inc. (x)	8,545	111,683
ANA Holdings, Inc. (x)*	4,652	105,798
Delta Air Lines, Inc.	12,588	353,093
Deutsche Lufthansa AG (Registered)*	9,697	97,178
Japan Airlines Co. Ltd.	4,559	82,178
Qantas Airways Ltd.	29,627	77,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Airlines Ltd.	21,844	$58,918
Southwest Airlines Co.	10,325	352,908
United Airlines Holdings, Inc.*	4,773	165,193

		1,501,451

Building Products (0.4%)
A O Smith Corp.	3,007	141,690
AGC, Inc. (x)	7,761	220,775
Allegion plc	1,988	203,213
Assa Abloy AB, Class B	40,651	825,386
Carrier Global Corp.	20,837	462,998
Cie de Saint-Gobain*	20,986	754,290
Daikin Industries Ltd.	10,079	1,620,766
Fortune Brands Home & Security, Inc.	3,054	195,242
Geberit AG (Registered)	1,502	750,931
Johnson Controls International plc	16,930	577,990
Kingspan Group plc	6,240	401,572
LIXIL Group Corp.	10,774	150,568
Masco Corp.	6,220	312,306
Nibe Industrier AB, Class B*	12,647	279,114
TOTO Ltd.	5,728	219,526
Trane Technologies plc	5,215	464,031

		7,580,398

Commercial Services & Supplies (0.2%)
Brambles Ltd.	62,591	470,863
Cintas Corp.	1,820	484,775
Copart, Inc.*	4,496	374,382
Dai Nippon Printing Co. Ltd.	9,838	225,330
Park24 Co. Ltd.	4,302	73,620
Rentokil Initial plc	75,005	472,989
Republic Services, Inc.	4,560	374,148
Rollins, Inc.	3,075	130,349
Secom Co. Ltd.	8,494	742,122
Securitas AB, Class B*	12,699	170,879
Sohgo Security Services Co. Ltd.	2,889	134,480
Toppan Printing Co. Ltd.	10,618	177,008
Waste Management, Inc.	8,510	901,294

		4,732,239

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	10,362	260,704
Bouygues SA*	9,243	315,297
CIMIC Group Ltd.	3,938	65,975
Eiffage SA*	3,378	308,434
Ferrovial SA	19,939	530,149
HOCHTIEF AG	1,003	88,774
Jacobs Engineering Group, Inc.	2,890	245,072
JGC Holdings Corp.	8,910	93,785
Kajima Corp.	18,180	216,537
Obayashi Corp.	26,271	245,673
Quanta Services, Inc.	3,085	121,025
Shimizu Corp.	22,326	183,280
Skanska AB, Class B*	13,796	280,161
Taisei Corp.	7,676	279,139
Vinci SA	20,899	1,921,846

		5,155,851

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	74,745	1,680,085
AMETEK, Inc.	4,937	441,220
Eaton Corp. plc	9,055	792,131
Emerson Electric Co.	13,385	830,272
Fuji Electric Co. Ltd.	5,134	140,319
Legrand SA	10,586	803,245
Melrose Industries plc	197,041	277,719
Mitsubishi Electric Corp.	73,940	960,136
Nidec Corp.	18,092	1,207,946
Prysmian SpA	9,787	226,400
Rockwell Automation, Inc.	2,535	539,955
Schneider Electric SE	22,424	2,486,098
Siemens Gamesa Renewable Energy SA	9,669	171,127
Vestas Wind Systems A/S	8,067	820,858

		11,377,511

Industrial Conglomerates (0.6%)
3M Co.	12,660	1,974,833
CK Hutchison Holdings Ltd.	109,211	700,100
DCC plc	3,991	332,382
General Electric Co.	191,939	1,310,943
Honeywell International, Inc.	15,650	2,262,833
Investment AB Latour, Class B	6,004	108,748
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	334,405
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	905	37,820
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,327	173,535
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	639	13,793
Keihan Holdings Co. Ltd.	3,892	173,356
Keppel Corp. Ltd.	58,854	252,091
NWS Holdings Ltd.	63,294	54,685
Roper Technologies, Inc.	2,315	898,822
Siemens AG (Registered)	31,027	3,644,672
Smiths Group plc	16,069	280,645
Toshiba Corp.	15,627	498,003

		13,051,666

Machinery (1.2%)
Alfa Laval AB (x)*	12,759	279,475
Alstom SA	7,790	361,830
Amada Co. Ltd.	13,403	109,550
ANDRITZ AG	2,953	107,395
Atlas Copco AB, Class A	27,235	1,151,662
Atlas Copco AB, Class B	15,827	584,448
Caterpillar, Inc.	12,120	1,533,180
CNH Industrial NV (x)*	41,503	289,933
Cummins, Inc.	3,335	577,822
Daifuku Co. Ltd.	4,097	357,944
Deere & Co.	6,880	1,081,192
Dover Corp.	3,170	306,095
Epiroc AB, Class A (x)	26,728	332,562
Epiroc AB, Class B	15,816	193,167
FANUC Corp.	7,841	1,401,129
Flowserve Corp.	2,810	80,141
Fortive Corp.	6,470	437,760
GEA Group AG	6,222	196,362
Hino Motors Ltd.	11,623	78,520
Hitachi Construction Machinery Co. Ltd.	4,351	120,345
Hoshizaki Corp.	1,997	171,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	1,703	$269,142
Illinois Tool Works, Inc.	6,445	1,126,908
Ingersoll Rand, Inc.*	7,543	212,109
Kawasaki Heavy Industries Ltd.	5,745	82,659
KION Group AG	2,634	161,701
Knorr-Bremse AG*	1,961	198,414
Komatsu Ltd.	35,468	725,134
Kone OYJ, Class B	13,785	947,261
Kubota Corp. (x)	41,986	626,155
Kurita Water Industries Ltd.	3,996	110,870
Makita Corp.	9,063	329,141
Metso OYJ	4,268	139,670
Minebea Mitsumi, Inc.	14,687	266,288
MISUMI Group, Inc.	11,481	286,843
Mitsubishi Heavy Industries Ltd.	12,966	305,875
Miura Co. Ltd.	3,500	145,532
Nabtesco Corp. (x)	4,556	140,344
NGK Insulators Ltd.	10,601	146,377
NSK Ltd.	14,497	107,507
Otis Worldwide Corp.	10,418	592,368
PACCAR, Inc.	7,540	564,369
Parker-Hannifin Corp.	2,855	523,236
Pentair plc	3,623	137,638
Sandvik AB*	45,788	854,023
Schindler Holding AG	1,651	388,165
Schindler Holding AG (Registered)	816	192,011
SKF AB, Class B	15,439	286,452
SMC Corp.	2,317	1,182,598
Snap-on, Inc.	1,170	162,057
Spirax-Sarco Engineering plc	2,988	368,904
Stanley Black & Decker, Inc.	3,270	455,773
Sumitomo Heavy Industries Ltd.	4,475	97,390
Techtronic Industries Co. Ltd.	55,515	541,589
THK Co. Ltd.	4,874	120,546
Volvo AB, Class B*	60,301	942,595
Wartsila OYJ Abp	17,999	148,573
Westinghouse Air Brake Technologies Corp.	3,977	228,956
Xylem, Inc.	3,950	256,592
Yangzijiang Shipbuilding Holdings Ltd.	104,470	69,799
Yaskawa Electric Corp.	9,710	335,739

		24,528,934

Marine (0.0%)
AP Moller – Maersk A/S, Class A	131	142,080
AP Moller – Maersk A/S, Class B	266	309,654
Kuehne + Nagel International AG (Registered)*	2,190	363,404
Nippon Yusen KK	6,192	87,123

		902,261

Professional Services (0.5%)
Adecco Group AG (Registered) (x)	6,293	294,851
Bureau Veritas SA*	11,914	251,018
Equifax, Inc.	2,610	448,607
Experian plc	36,837	1,284,841
IHS Markit Ltd.	8,808	665,004
Intertek Group plc	6,546	440,658
Nielsen Holdings plc	7,801	115,923
Nihon M&A Center, Inc.	6,000	271,028
Persol Holdings Co. Ltd.	7,182	98,650
Randstad NV*	4,832	214,982
Recruit Holdings Co. Ltd.	51,492	1,760,208
RELX plc (London Stock Exchange)	41,111	951,525
RELX plc (Turquoise Stock Exchange)	37,306	862,258
Robert Half International, Inc.	2,565	135,509
SGS SA (Registered)	246	600,268
Teleperformance*	2,382	603,894
Verisk Analytics, Inc.	3,554	604,891
Wolters Kluwer NV	11,072	863,731

		10,467,846

Road & Rail (0.5%)
Aurizon Holdings Ltd.	79,208	269,682
Central Japan Railway Co.	5,834	903,089
CSX Corp.	17,090	1,191,857
East Japan Railway Co.	12,232	847,675
Hankyu Hanshin Holdings, Inc.	9,258	312,926
JB Hunt Transport Services, Inc.	1,841	221,546
Kansas City Southern	2,150	320,974
Keikyu Corp.	8,925	136,616
Keio Corp.	4,160	237,597
Keisei Electric Railway Co. Ltd.	5,231	163,764
Kintetsu Group Holdings Co. Ltd.	6,942	311,799
Kyushu Railway Co.	5,973	154,964
MTR Corp. Ltd.	62,264	322,051
Nagoya Railroad Co. Ltd. (x)	7,555	213,264
Nippon Express Co. Ltd.	2,971	153,778
Norfolk Southern Corp.	5,750	1,009,528
Odakyu Electric Railway Co. Ltd.	11,926	293,134
Old Dominion Freight Line, Inc.	2,108	357,496
Seibu Holdings, Inc.	8,670	94,142
Tobu Railway Co. Ltd.	7,730	255,476
Tokyu Corp.	20,224	284,497
Union Pacific Corp.	15,290	2,585,080
West Japan Railway Co.	6,579	368,903

		11,009,838

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	5,339	164,441
Ashtead Group plc	18,284	614,640
Brenntag AG	6,266	328,946
Bunzl plc	13,659	366,208
Fastenal Co.	12,600	539,784
Ferguson plc	9,142	747,861
ITOCHU Corp.	54,603	1,175,883
Marubeni Corp.	66,882	302,532
Mitsubishi Corp.	54,781	1,153,305
Mitsui & Co. Ltd.	67,080	991,911
MonotaRO Co. Ltd.	5,068	202,989
Sumitomo Corp.	48,181	551,753
Toyota Tsusho Corp.	8,594	217,643
United Rentals, Inc.*	1,650	245,916
WW Grainger, Inc.	1,016	319,187

		7,922,999

Transportation Infrastructure (0.1%)
Aena SME SA (m)*	2,738	364,504
Aeroports de Paris	1,204	123,440
Atlantia SpA*	20,095	322,293
Auckland International Airport Ltd.	49,285	208,516

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fraport AG Frankfurt Airport Services Worldwide*	1,687	$73,509
Getlink SE*	17,845	257,183
Japan Airport Terminal Co. Ltd.	2,050	87,312
Kamigumi Co. Ltd.	3,949	77,449
Sydney Airport	44,910	176,085
Transurban Group	110,927	1,083,212

		2,773,503

Total Industrials		122,237,633

Information Technology (9.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,234	259,177
Cisco Systems, Inc.	93,220	4,347,781
F5 Networks, Inc.*	1,335	186,206
Juniper Networks, Inc.	7,350	168,021
Motorola Solutions, Inc.	3,755	526,188
Nokia OYJ	229,310	1,004,229
Telefonaktiebolaget LM Ericsson, Class B	118,379	1,093,163

		7,584,765

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	6,440	617,016
CDW Corp.	3,129	363,527
Corning, Inc.	16,845	436,286
FLIR Systems, Inc.	2,945	119,479
Halma plc	15,398	438,819
Hamamatsu Photonics KK	5,674	245,701
Hexagon AB, Class B (x)*	11,415	665,340
Hirose Electric Co. Ltd.	1,320	144,696
Hitachi Ltd.	39,134	1,235,438
Ingenico Group SA*	2,455	390,937
IPG Photonics Corp.*	712	114,198
Keyence Corp.	7,380	3,081,314
Keysight Technologies, Inc.*	4,051	408,260
Kyocera Corp.	12,986	706,588
Murata Manufacturing Co. Ltd.	23,240	1,361,729
Nippon Electric Glass Co. Ltd.	1	9
Omron Corp.	7,490	501,806
Shimadzu Corp.	8,983	238,961
TDK Corp.	5,243	519,762
TE Connectivity Ltd.	7,290	594,500
Venture Corp. Ltd.	11,130	129,492
Yokogawa Electric Corp.	9,237	144,052
Zebra Technologies Corp., Class A*	1,232	315,330

		12,773,240

IT Services (1.9%)
Accenture plc, Class A	13,910	2,986,755
Adyen NV (m)*	733	1,067,900
Afterpay Ltd.*	8,662	373,317
Akamai Technologies, Inc.*	3,480	372,673
Amadeus IT Group SA	17,492	910,159
Atos SE*	3,985	339,179
Automatic Data Processing, Inc.	9,525	1,418,177
Broadridge Financial Solutions, Inc.	2,462	310,680
Capgemini SE (x)	6,525	746,398
Cognizant Technology Solutions Corp., Class A	11,950	678,999
Computershare Ltd.	19,743	181,415
DXC Technology Co.	5,599	92,384
Edenred	9,879	431,583
Fidelity National Information Services, Inc.	13,463	1,805,254
Fiserv, Inc.*	12,555	1,225,619
FleetCor Technologies, Inc.*	1,885	474,134
Fujitsu Ltd.	7,956	931,283
Gartner, Inc.*	1,948	236,351
Global Payments, Inc.	6,547	1,110,502
GMO Payment Gateway, Inc.	1,653	172,257
International Business Machines Corp.	19,469	2,351,271
Itochu Techno-Solutions Corp.	3,883	145,525
Jack Henry & Associates, Inc.	1,709	314,507
Leidos Holdings, Inc.	2,863	268,177
Mastercard, Inc., Class A	19,510	5,769,107
NEC Corp.	10,011	480,096
Nexi SpA (m)*	15,276	263,886
Nomura Research Institute Ltd.	12,938	353,031
NTT Data Corp.	25,534	284,109
Obic Co. Ltd.	2,819	495,713
Otsuka Corp.	4,227	222,642
Paychex, Inc.	6,955	526,841
PayPal Holdings, Inc.*	25,735	4,483,809
SCSK Corp.	2,100	102,041
TIS, Inc.	9,000	191,421
VeriSign, Inc.*	2,290	473,641
Visa, Inc., Class A	37,640	7,270,919
Western Union Co. (The)	9,200	198,904
Wix.com Ltd.*	2,075	531,657
Worldline SA (m)*	5,561	480,453

		41,072,769

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	25,700	1,352,077
Advantest Corp.	8,074	458,610
Analog Devices, Inc.	8,076	990,441
Applied Materials, Inc.	20,265	1,225,019
ASM Pacific Technology Ltd.	12,339	130,413
ASML Holding NV	17,264	6,328,609
Broadcom, Inc.	8,715	2,750,541
Disco Corp.	1,191	288,370
Infineon Technologies AG	50,734	1,185,821
Intel Corp.	95,555	5,717,056
KLA Corp.	3,430	667,066
Lam Research Corp.	3,179	1,028,279
Lasertec Corp.	3,000	282,885
Maxim Integrated Products, Inc.	5,858	355,053
Microchip Technology, Inc.	5,160	543,400
Micron Technology, Inc.*	24,295	1,251,678
NVIDIA Corp.	13,440	5,105,990
Qorvo, Inc.*	2,465	272,456
QUALCOMM, Inc.	25,087	2,288,185
Renesas Electronics Corp.*	31,200	159,647
Rohm Co. Ltd.	3,483	230,823
Skyworks Solutions, Inc.	3,742	478,452
STMicroelectronics NV	25,869	701,780
SUMCO Corp. (x)	10,685	163,578
Texas Instruments, Inc.	20,560	2,610,503
Tokyo Electron Ltd.	6,050	1,484,744
Xilinx, Inc.	5,445	535,734

		38,587,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Software (3.0%)
Adobe, Inc.*	10,685	$4,651,287
ANSYS, Inc.*	1,860	542,618
Autodesk, Inc.*	4,860	1,162,463
AVEVA Group plc	2,620	132,640
Cadence Design Systems, Inc.*	6,072	582,669
Check Point Software Technologies Ltd.*	4,721	507,177
Citrix Systems, Inc.	2,530	374,212
CyberArk Software Ltd.*	1,536	152,479
Dassault Systemes SE	5,332	918,937
Fortinet, Inc.*	3,101	425,674
Intuit, Inc.	5,765	1,707,535
Microsoft Corp.	167,680	34,124,557
Nemetschek SE	2,342	160,690
Nice Ltd.*	2,520	476,028
NortonLifeLock, Inc.	12,540	248,668
Oracle Corp. (Tokyo Stock Exchange)	47,619	2,631,902
Oracle Corp. (Turquoise Stock Exchange)	1,555	183,483
Paycom Software, Inc.*	1,115	345,349
Sage Group plc (The)	44,271	368,148
salesforce.com, Inc.*	19,437	3,641,133
SAP SE	42,352	5,895,210
ServiceNow, Inc.*	4,211	1,705,708
Synopsys, Inc.*	3,319	647,205
TeamViewer AG (m)*	5,272	287,632
Temenos AG (Registered) (x)	2,655	411,647
Trend Micro, Inc.	5,315	296,830
Tyler Technologies, Inc.*	888	308,030
WiseTech Global Ltd. (x)	5,810	77,706

		62,967,617

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	90,988	33,192,423
Brother Industries Ltd.	9,017	162,481
Canon, Inc. (x)	40,571	807,159
FUJIFILM Holdings Corp.	14,574	623,603
Hewlett Packard Enterprise Co.	28,375	276,089
HP, Inc.	32,525	566,911
Logitech International SA (Registered)	6,669	434,847
NetApp, Inc.	4,990	221,406
Ricoh Co. Ltd.	27,123	193,548
Seagate Technology plc	5,040	243,986
Seiko Epson Corp.	11,317	129,494
Western Digital Corp.	6,525	288,079
Xerox Holdings Corp.	4,076	62,322

		37,202,348

Total Information Technology		200,187,949

Materials (2.5%)
Chemicals (1.4%)
Air Liquide SA	19,188	2,764,778
Air Products and Chemicals, Inc.	4,895	1,181,947
Air Water, Inc.	7,430	104,801
Akzo Nobel NV	8,095	724,216
Albemarle Corp. (x)	2,264	174,803
Arkema SA	2,797	267,105
Asahi Kasei Corp.	50,873	413,321
BASF SE	37,251	2,081,584
Celanese Corp.	2,573	222,153
CF Industries Holdings, Inc.	4,730	133,102
Chr Hansen Holding A/S	4,278	440,980
Clariant AG (Registered) (x)*	8,077	158,415
Corteva, Inc.	16,415	439,758
Covestro AG (m)	7,051	267,594
Croda International plc	5,228	340,157
Daicel Corp.	10,073	77,833
Dow, Inc.	16,215	660,923
DuPont de Nemours, Inc.	16,215	861,503
Eastman Chemical Co.	2,970	206,831
Ecolab, Inc.	5,470	1,088,256
EMS-Chemie Holding AG (Registered)	332	256,877
Evonik Industries AG	8,505	215,459
FMC Corp.	2,800	278,936
FUCHS PETROLUB SE (Preference) (q)	2,818	113,045
Givaudan SA (Registered)	375	1,394,839
ICL Group Ltd.	28,562	85,021
International Flavors & Fragrances, Inc. (x)	2,345	287,169
Johnson Matthey plc	7,849	203,734
JSR Corp.	8,177	157,802
Kansai Paint Co. Ltd.	7,170	151,124
Koninklijke DSM NV	6,990	966,178
Kuraray Co. Ltd. (x)	12,922	134,852
LANXESS AG	3,369	177,092
Linde plc	11,779	2,498,444
LyondellBasell Industries NV, Class A	5,616	369,083
Mitsubishi Chemical Holdings Corp.	51,901	302,066
Mitsubishi Gas Chemical Co., Inc.	6,387	96,618
Mitsui Chemicals, Inc.	7,450	155,283
Mosaic Co. (The)	7,675	96,014
Nippon Paint Holdings Co. Ltd.	5,925	430,013
Nissan Chemical Corp.	4,956	253,858
Nitto Denko Corp.	6,424	363,505
Novozymes A/S, Class B	8,660	500,454
Orica Ltd.	16,407	188,633
PPG Industries, Inc.	5,110	541,967
Sherwin-Williams Co. (The)	1,815	1,048,798
Shin-Etsu Chemical Co. Ltd.	14,306	1,672,350
Showa Denko KK (x)	5,452	122,233
Sika AG (Registered)	5,750	1,105,208
Solvay SA	3,006	240,358
Sumitomo Chemical Co. Ltd.	60,379	180,435
Symrise AG	5,218	605,391
Taiyo Nippon Sanso Corp.	6,057	101,180
Teijin Ltd.	7,208	114,562
Toray Industries, Inc.	56,206	264,737
Tosoh Corp.	10,522	143,492
Umicore SA (x)	7,995	375,919
Yara International ASA	7,182	249,528

		29,052,317

Construction Materials (0.1%)
CRH plc	31,848	1,089,294
HeidelbergCement AG	6,035	321,554
James Hardie Industries plc (CHDI)	17,967	342,941
LafargeHolcim Ltd. (Registered)*	19,431	849,874

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Martin Marietta Materials, Inc.	1,347	$278,250
Taiheiyo Cement Corp.	4,887	113,011
Vulcan Materials Co.	2,910	337,123

		3,332,047

Containers & Packaging (0.1%)
Amcor plc	35,524	362,700
Avery Dennison Corp.	1,780	203,080
Ball Corp.	7,180	498,938
International Paper Co.	8,595	302,630
Packaging Corp. of America	1,982	197,804
Sealed Air Corp.	3,335	109,555
Smurfit Kappa Group plc	9,166	305,876
Westrock Co.	5,570	157,408

		2,137,991

Metals & Mining (0.8%)
Anglo American plc	49,815	1,151,473
Antofagasta plc	15,993	185,475
ArcelorMittal SA (x)*	29,073	305,271
BHP Group Ltd.	119,478	2,965,059
BHP Group plc	85,661	1,758,591
BlueScope Steel Ltd.	20,503	166,290
Boliden AB	11,093	251,954
Evolution Mining Ltd.	65,670	262,536
Evraz plc	20,610	73,479
Fortescue Metals Group Ltd.	68,682	659,018
Freeport-McMoRan, Inc.	31,820	368,157
Glencore plc*	405,305	857,889
Hitachi Metals Ltd.	8,677	103,306
JFE Holdings, Inc.	19,888	142,448
Maruichi Steel Tube Ltd.	2,282	56,683
Mitsubishi Materials Corp.	4,522	95,433
Newcrest Mining Ltd.	32,767	730,549
Newmont Corp.	18,020	1,112,555
Nippon Steel Corp.	32,681	307,356
Norsk Hydro ASA*	54,544	150,871
Northern Star Resources Ltd.	30,014	285,689
Nucor Corp.	6,615	273,927
Rio Tinto Ltd.	15,056	1,020,921
Rio Tinto plc	45,493	2,559,888
South32 Ltd.	198,723	281,389
Sumitomo Metal Mining Co. Ltd.	9,413	262,828
thyssenkrupp AG*	16,411	116,059
voestalpine AG (x)	4,707	101,129

		16,606,223

Paper & Forest Products (0.1%)
Mondi plc	19,693	367,980
Oji Holdings Corp.	34,884	162,055
Stora Enso OYJ, Class R	23,594	281,364
Svenska Cellulosa AB SCA, Class B (x)*	24,572	291,796
UPM-Kymmene OYJ	21,647	624,690

		1,727,885

Total Materials		52,856,463

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,694	437,101
American Tower Corp. (REIT)	9,755	2,522,058
Apartment Investment and Management Co. (REIT), Class A	3,252	122,405
Ascendas REIT (REIT)	124,509	283,870
AvalonBay Communities, Inc. (REIT)	3,065	473,972
Boston Properties, Inc. (REIT)	3,145	284,245
British Land Co. plc (The) (REIT)	35,704	170,721
CapitaLand Commercial Trust (REIT)	109,185	132,731
CapitaLand Mall Trust (REIT)	104,464	147,299
Covivio (REIT)	1,946	140,837
Crown Castle International Corp. (REIT)	9,150	1,531,252
Daiwa House REIT Investment Corp. (REIT)	175	412,158
Dexus (REIT)	44,467	283,371
Digital Realty Trust, Inc. (REIT)	5,731	814,432
Duke Realty Corp. (REIT)	8,018	283,757
Equinix, Inc. (REIT)	1,959	1,375,806
Equity Residential (REIT)	7,660	450,561
Essex Property Trust, Inc. (REIT)	1,503	344,443
Extra Space Storage, Inc. (REIT)	2,813	259,837
Federal Realty Investment Trust (REIT)	1,513	128,923
Gecina SA (REIT) (x)	1,859	229,480
GLP J-Reit (REIT)	200	290,422
Goodman Group (REIT)	66,741	686,883
GPT Group (The) (REIT)	79,004	228,398
Healthpeak Properties, Inc. (REIT)	10,850	299,026
Host Hotels & Resorts, Inc. (REIT)	15,745	169,889
Icade (REIT)	1,209	84,115
Iron Mountain, Inc. (REIT)	6,288	164,117
Japan Prime Realty Investment Corp. (REIT) (x)	32	94,313
Japan Real Estate Investment Corp. (REIT)	53	271,842
Japan Retail Fund Investment Corp. (REIT)	106	132,360
Kimco Realty Corp. (REIT)	9,200	118,128
Klepierre SA (REIT) (x)	7,979	158,758
Land Securities Group plc (REIT)	28,568	195,490
Link REIT (REIT)	83,718	683,122
Mapletree Commercial Trust (REIT)	86,555	120,172
Mapletree Logistics Trust (REIT)	107,000	149,294
Mid-America Apartment Communities, Inc. (REIT)	2,485	284,955
Mirvac Group (REIT)	159,552	240,167
Nippon Building Fund, Inc. (REIT) (x)	55	313,074
Nippon Prologis REIT, Inc. (REIT)	81	246,174
Nomura Real Estate Master Fund, Inc. (REIT)	165	198,177
Orix JREIT, Inc. (REIT)	106	139,111
Prologis, Inc. (REIT)	16,136	1,505,973
Public Storage (REIT)	3,355	643,791
Realty Income Corp. (REIT)	7,434	442,323
Regency Centers Corp. (REIT)	3,658	167,866
SBA Communications Corp. (REIT)	2,475	737,352
Scentre Group (REIT)	212,473	319,940
Segro plc (REIT)	44,477	492,692
Simon Property Group, Inc. (REIT)	6,740	460,881
SL Green Realty Corp. (REIT)	1,777	87,588
Stockland (REIT)	96,704	222,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Suntec REIT (REIT)	79,235	$80,395
UDR, Inc. (REIT)	6,395	239,045
Unibail-Rodamco-Westfield (REIT) (x)	5,612	315,668
United Urban Investment Corp. (REIT)	119	127,954
Ventas, Inc. (REIT)	8,139	298,050
Vicinity Centres (REIT)	129,528	128,447
Vornado Realty Trust (REIT)	3,410	130,296
Welltower, Inc. (REIT)	8,840	457,470
Weyerhaeuser Co. (REIT)	16,306	366,233

		23,321,334

Real Estate Management & Development (0.5%)
Aeon Mall Co. Ltd.	4,142	54,949
Aroundtown SA*	46,730	267,471
Azrieli Group Ltd.	1,721	77,952
CapitaLand Ltd.*	103,909	218,244
CBRE Group, Inc., Class A*	7,290	329,654
City Developments Ltd.	18,394	111,454
CK Asset Holdings Ltd.	104,599	621,995
Daito Trust Construction Co. Ltd.	2,606	239,440
Daiwa House Industry Co. Ltd.	22,911	540,371
Deutsche Wohnen SE	13,859	621,724
Hang Lung Properties Ltd.	81,886	194,123
Henderson Land Development Co. Ltd.	58,761	222,523
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	174,223
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,994	12,392
Hulic Co. Ltd. (x)	12,269	116,206
Kerry Properties Ltd.	26,517	68,510
LEG Immobilien AG	2,799	355,107
Lendlease Group	26,825	230,214
Mitsubishi Estate Co. Ltd.	47,941	712,907
Mitsui Fudosan Co. Ltd.	37,700	668,011
New World Development Co. Ltd.	62,055	294,954
Nomura Real Estate Holdings, Inc.	4,662	86,544
Sino Land Co. Ltd.	126,110	158,786
Sumitomo Realty & Development Co. Ltd.	12,483	343,250
Sun Hung Kai Properties Ltd.	52,481	668,828
Swire Pacific Ltd., Class A	20,142	106,540
Swire Properties Ltd.	47,335	120,208
Swiss Prime Site AG (Registered)	3,081	284,599
Tokyu Fudosan Holdings Corp.	24,754	115,834
UOL Group Ltd.	18,763	91,706
Vonovia SE	20,893	1,279,840
Wharf Real Estate Investment Co. Ltd. (x)	42,135	201,085
Wheelock & Co. Ltd. (r)	29,152	230,568

		9,820,212

Total Real Estate		33,141,546

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	5,244	250,873
American Electric Power Co., Inc.	10,850	864,094
AusNet Services	75,576	87,178
Chubu Electric Power Co., Inc.	26,067	327,878
Chugoku Electric Power Co., Inc. (The) (x)	11,759	157,011
CK Infrastructure Holdings Ltd.	26,810	138,132
CLP Holdings Ltd.	66,439	650,620
Duke Energy Corp.	15,939	1,273,367
Edison International	7,795	423,346
EDP - Energias de Portugal SA	103,811	495,086
Electricite de France SA	25,175	231,835
Elia Group SA/NV (x)	1,253	135,865
Endesa SA (x)	12,882	317,056
Enel SpA	329,872	2,841,905
Entergy Corp.	4,370	409,950
Evergy, Inc.	4,968	294,553
Eversource Energy	7,070	588,719
Exelon Corp.	21,350	774,792
FirstEnergy Corp.	11,830	458,767
Fortum OYJ	18,013	341,730
HK Electric Investments & HK Electric Investments Ltd. (m)	107,248	111,413
Iberdrola SA	235,570	2,728,456
Kansai Electric Power Co., Inc. (The)	28,484	275,997
Kyushu Electric Power Co., Inc.	15,347	128,751
Mercury NZ Ltd.	27,626	83,693
NextEra Energy, Inc.	10,740	2,579,426
NRG Energy, Inc.	5,470	178,103
Orsted A/S (m)	7,672	884,810
Pinnacle West Capital Corp.	2,390	175,163
Power Assets Holdings Ltd.	56,126	304,783
PPL Corp.	16,800	434,112
Red Electrica Corp. SA (x)	17,556	327,244
Southern Co. (The)	23,005	1,192,809
SSE plc	41,772	705,277
Terna Rete Elettrica Nazionale SpA	57,064	391,781
Tohoku Electric Power Co., Inc.	17,293	164,457
Tokyo Electric Power Co. Holdings, Inc.*	58,565	179,739
Verbund AG (x)	2,762	123,530
Xcel Energy, Inc.	11,490	718,125

		22,750,426

Gas Utilities (0.1%)
APA Group	47,854	368,494
Atmos Energy Corp.	2,559	254,825
Enagas SA (x)	10,094	246,395
Hong Kong & China Gas Co. Ltd.	432,444	668,730
Naturgy Energy Group SA	11,966	222,418
Osaka Gas Co. Ltd.	15,172	299,296
Snam SpA	82,612	401,812
Toho Gas Co. Ltd.	2,912	145,554
Tokyo Gas Co. Ltd.	15,215	363,894

		2,971,418

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	14,530	210,540
Electric Power Development Co. Ltd.	5,525	104,749
Meridian Energy Ltd.	51,975	161,243
Uniper SE	8,163	263,442

		739,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.5%)
AGL Energy Ltd.	25,916	$305,655
Ameren Corp.	5,370	377,833
CenterPoint Energy, Inc.	11,040	206,117
CMS Energy Corp.	6,225	363,665
Consolidated Edison, Inc.	7,230	520,054
Dominion Energy, Inc.	18,002	1,461,402
DTE Energy Co.	4,210	452,575
E.ON SE	91,057	1,023,732
Engie SA*	74,077	914,356
National Grid plc	142,288	1,742,347
NiSource, Inc.	8,195	186,354
Public Service Enterprise Group, Inc.	11,025	541,989
RWE AG	23,686	828,628
Sempra Energy	6,170	723,309
Suez SA	14,016	164,108
Veolia Environnement SA	21,856	490,902
WEC Energy Group, Inc.	6,910	605,662

		10,908,688

Water Utilities (0.1%)
American Water Works Co., Inc.	3,928	505,376
Severn Trent plc	9,651	296,107
United Utilities Group plc	27,656	311,527

		1,113,010

Total Utilities		38,483,516

Total Common Stocks (51.5%) (Cost $837,650,824)		1,098,944,587

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.9%)
FHLB 2.500%, 2/13/24	$1,505,000	1,624,299
3.250%, 11/16/28	3,900,000	4,636,856
FHLMC 2.375%, 1/13/22	4,363,000	4,507,990
2.750%, 6/19/23	7,682,000	8,246,737
FNMA 2.875%, 10/30/20	3,861,000	3,895,052
2.875%, 9/12/23	10,515,000	11,388,587
1.875%, 9/24/26	6,945,000	7,476,098

Total U.S. Government Agency Securities		41,775,619

U.S. Treasury Obligations (38.4%)
U.S. Treasury Bonds 8.000%, 11/15/21	33,530,000	37,136,239
7.125%, 2/15/23	4,247,000	5,023,544
6.000%, 2/15/26	5,790,000	7,605,701
6.125%, 11/15/27	7,066,000	9,955,897
5.250%, 11/15/28	4,491,000	6,215,494
U.S. Treasury Notes 3.125%, 5/15/21	2,430,000	2,492,419
2.125%, 8/15/21	3,265,000	3,336,119
1.125%, 9/30/21	6,424,000	6,500,202
1.250%, 10/31/21	23,318,100	23,652,248
2.000%, 11/15/21	28,628,000	29,343,863
1.875%, 11/30/21	22,832,400	23,382,248
2.000%, 2/15/22	18,097,500	18,633,105
1.750%, 3/31/22	11,505,000	11,821,860
1.750%, 5/15/22	11,809,000	12,157,353
1.750%, 5/31/22	9,923,000	10,221,859
1.750%, 6/30/22	2,801,000	2,889,249
1.875%, 7/31/22	9,922,000	10,274,145
2.000%, 7/31/22	9,694,500	10,063,971
1.625%, 8/15/22	4,960,000	5,113,576
1.875%, 8/31/22	6,639,500	6,884,451
1.875%, 10/31/22	13,116,000	13,636,522
1.625%, 11/15/22	10,639,000	11,006,148
2.000%, 11/30/22	9,843,000	10,277,490
2.125%, 12/31/22	6,550,000	6,869,328
2.000%, 2/15/23	14,252,000	14,932,725
1.500%, 3/31/23	1,675,000	1,736,145
1.750%, 5/15/23	15,074,000	15,754,891
1.625%, 5/31/23	1,217,000	1,268,288
2.500%, 8/15/23	8,760,000	9,392,198
1.375%, 8/31/23	8,622,000	8,947,430
1.375%, 9/30/23	2,254,000	2,341,213
2.750%, 11/15/23	27,487,900	29,847,181
2.125%, 11/30/23	10,761,000	11,466,912
2.250%, 12/31/23	20,033,000	21,462,453
2.500%, 1/31/24	6,753,500	7,306,952
2.750%, 2/15/24	17,216,000	18,795,322
2.125%, 3/31/24	6,873,000	7,363,048
2.250%, 4/30/24	8,502,000	9,160,881
2.000%, 5/31/24	18,133,000	19,388,221
2.375%, 8/15/24	44,947,000	48,884,541
2.250%, 11/15/24	16,725,000	18,174,445
1.500%, 11/30/24	7,588,600	8,004,224
2.000%, 2/15/25#	44,310,800	47,829,321
0.500%, 3/31/25	14,248,000	14,396,025
2.125%, 5/15/25#	25,579,000	27,845,632
0.250%, 6/30/25	8,807,000	8,790,506
2.000%, 8/15/25#	19,170,000	20,811,307
1.625%, 2/15/26	9,575,000	10,241,735
1.500%, 8/15/26	14,770,200	15,736,384
2.000%, 11/15/26	13,253,700	14,551,233
2.250%, 2/15/27	7,918,000	8,843,318
2.375%, 5/15/27	8,771,500	9,898,214
2.250%, 8/15/27	8,059,500	9,051,420
2.250%, 11/15/27	9,306,000	10,478,727
2.750%, 2/15/28	5,049,000	5,889,738
2.875%, 5/15/28	5,952,000	7,024,664
2.875%, 8/15/28	922,000	1,091,993
3.125%, 11/15/28	6,260,300	7,568,551
2.625%, 2/15/29	8,240,100	9,655,578
2.375%, 5/15/29	13,956,000	16,105,890
1.625%, 8/15/29	10,579,000	11,543,190
1.750%, 11/15/29	10,561,100	11,660,245
1.500%, 2/15/30	8,802,000	9,515,745
0.625%, 5/15/30	2,725,000	2,717,844

Total U.S. Treasury Obligations		819,967,361

Total Long-Term Debt Securities (40.3%) (Cost $807,618,261)		861,742,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Telefonica SA, expiring 7/1/20 (x)*	189,524	$37,284

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc., expiring 7/27/20*	8,367	1,406

Total Communication Services		38,690

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol SA, expiring 7/6/20*	57,164	27,828

Total Energy		27,828

Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/7/20 (x)*	10,362	16,164

Total Industrials		16,164

Total Rights (0.0%) (Cost $127,194)		82,682

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	28,010,571	28,035,780

Total Investment Companies		28,535,780

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $1,600,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $1,632,002. (xx)	$1,600,000	1,600,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $600,004, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $612,000. (xx)	600,000	600,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $500,005, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $555,602. (xx)	500,000	500,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $3,544,017, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $3,614,891. (xx)	3,544,010	3,544,010
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $400,022, collateralized by various Common Stocks; total market value $444,534. (xx)	400,000	400,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $1,700,009, collateralized by various Common Stocks; total market value $1,889,199. (xx)	1,700,000	1,700,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,500,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $1,530,000. (xx)	1,500,000	1,500,000

Total Repurchase Agreements		9,844,010

U.S. Treasury Obligations (0.2%)
U.S. Treasury Bills
0.14%, 8/13/20 (p)	3,500,000	3,499,418

Total Short-Term Investments (2.0%) (Cost $41,882,057)		41,879,208

Total Investments in Securities (93.8%) (Cost $1,687,278,336)		2,002,649,457
Other Assets Less Liabilities (6.2%)		132,133,511

Net Assets (100%)		$2,134,782,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $67,780,361.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $8,514,924 or 0.4% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $18,705,048. This was collateralized by $9,479,801 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/2/20 - 2/15/50 and by cash of $10,344,010 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FDR	—	Finnish Depositary Receipt
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.9%
Austria	0.0	#
Belgium	0.2
Chile	0.0	#
China	0.1
Denmark	0.6
Finland	0.3
France	2.6
Germany	2.3
Hong Kong	0.7
Ireland	0.2
Israel	0.2
Italy	0.5
Japan	6.3
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.1
Netherlands	1.1
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	0.3
South Africa	0.1
Spain	0.6
Sweden	0.7
Switzerland	2.6
United Arab Emirates	0.0	#
United Kingdom	3.3
United States	68.9
Cash and Other	6.2

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	53	9/2020	USD	4,712,760	(14,091)
Russell 2000 E-Mini Index	793	9/2020	USD	57,000,840	3,324,492
S&P Midcap 400 E-Mini Index	326	9/2020	USD	57,998,660	1,968,980

					5,279,381

Short Contracts
EURO STOXX 50 Index	(3,949)	9/2020	EUR	(142,994,890)	(1,909,367)
FTSE 100 Index	(671)	9/2020	GBP	(51,112,534)	370,197
S&P 500 E-Mini Index	(447)	9/2020	USD	(69,065,970)	(1,717,474)
SPI 200 Index	(164)	9/2020	AUD	(16,670,884)	(91,201)
TOPIX Index	(438)	9/2020	JPY	(63,220,468)	1,929,018
U.S. Treasury 10 Year Note	(40)	9/2020	USD	(5,566,875)	(22,866)

					(1,441,693)

					3,837,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,352,933	USD	1,527,854	UBS AG	9/14/2020	96,327
NZD	33,326,238	USD	20,236,050	JPMorgan Chase Bank	9/14/2020	1,267,928
NZD	18,746,009	USD	11,316,216	UBS AG	9/14/2020	779,771
SEK	96,661,458	USD	10,068,693	Goldman Sachs Bank USA	9/14/2020	314,309
SEK	118,531,631	USD	12,277,202	JPMorgan Chase Bank	9/14/2020	455,010
USD	10,904,528	AUD	15,689,791	JPMorgan Chase Bank	9/14/2020	74,190
USD	2,048,223	AUD	2,928,087	UBS AG	9/14/2020	27,025
USD	4,994,560	EUR	4,413,655	BNP Paribas	9/14/2020	27,524
USD	421,161	EUR	369,756	JPMorgan Chase Bank	9/14/2020	5,045
USD	56,040,724	GBP	44,263,854	JPMorgan Chase Bank	9/14/2020	1,169,127
USD	25,036,471	JPY	2,673,266,735	JPMorgan Chase Bank	9/14/2020	253,273
USD	9,733,550	JPY	1,035,085,000	Morgan Stanley	9/14/2020	137,531
USD	2,274,426	NOK	21,092,759	Societe Generale	9/14/2020	82,412
USD	34,914,018	NZD	53,620,472	BNP Paribas	9/14/2020	315,051
USD	6,993,289	SEK	64,165,974	Credit Suisse	9/14/2020	100,827
USD	6,131,994	SEK	56,275,621	JPMorgan Chase Bank	9/14/2020	87,083

Total unrealized appreciation						5,192,433

CHF	8,240,000	USD	8,745,183	JPMorgan Chase Bank	9/14/2020	(28,593)
EUR	19,538,000	USD	22,151,852	Citibank NA	9/14/2020	(164,192)
GBP	6,084,000	USD	7,620,271	Natwest Markets plc	9/14/2020	(78,252)
NOK	36,863,219	USD	3,995,187	BNP Paribas	9/14/2020	(164,265)
NOK	54,329,494	USD	5,864,609	JPMorgan Chase Bank	9/14/2020	(218,546)
USD	9,995,573	AUD	15,054,062	Citibank NA	9/14/2020	(395,934)
USD	2,914,003	CHF	2,814,466	Citibank NA	9/14/2020	(63,248)
USD	8,840,264	CHF	8,561,716	Goldman Sachs Bank USA	9/14/2020	(216,650)
USD	37,321,511	CHF	35,381,153	JPMorgan Chase Bank	9/14/2020	(106,038)
USD	6,280,832	EUR	5,733,654	JPMorgan Chase Bank	9/14/2020	(171,703)
USD	2,587,804	GBP	2,113,399	JPMorgan Chase Bank	9/14/2020	(32,067)
USD	7,629,512	JPY	824,808,244	JPMorgan Chase Bank	9/14/2020	(17,082)

Total unrealized depreciation						(1,656,570)

Net unrealized appreciation						3,535,863

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Communication Services	$61,240,861	$28,781,833	$—		$90,022,694
Consumer Discretionary	62,400,651	59,956,974	—		122,357,625
Consumer Staples	39,637,692	63,597,702	—		103,235,394
Energy	15,951,458	17,936,340	—		33,887,798
Financials	57,654,054	85,402,356	—	(b)	143,056,410
Health Care	83,532,293	75,945,266	—	(b)	159,477,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Industrials	$46,072,778	$76,164,855	$—	$122,237,633
Information Technology	157,138,142	43,049,807	—	200,187,949
Materials	14,291,814	38,564,649	—	52,856,463
Real Estate	16,105,652	16,805,326	230,568	33,141,546
Utilities	17,025,900	21,457,616	—	38,483,516
Forward Currency Contracts	—	5,192,433	—	5,192,433
Futures	7,592,687	—	—	7,592,687
Rights
Communication Services	1,406	37,284	—	38,690
Energy	—	27,828	—	27,828
Industrials	—	16,164	—	16,164
Short-Term Investments
Investment Companies	28,535,780	—	—	28,535,780
Repurchase Agreements	—	9,844,010	—	9,844,010
U.S. Treasury Obligations	—	3,499,418	—	3,499,418
U.S. Government Agency Securities	—	41,775,619	—	41,775,619
U.S. Treasury Obligations	—	819,967,361	—	819,967,361

Total Assets	$607,181,168	$1,408,022,841	$230,568	$2,015,434,577

Liabilities:
Forward Currency Contracts	$—	$(1,656,570)	$—	$(1,656,570)
Futures	(3,754,999)	—	—	(3,754,999)

Total Liabilities	$(3,754,999)	$(1,656,570)	$—	$(5,411,569)

Total	$603,426,169	$1,406,366,271	$230,568	$2,010,023,008

(a)	Securities with a market value of $230,568 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$5,192,433
Equity contracts	Receivables, Net assets – Unrealized appreciation	7,592,687	*

Total		$12,785,120

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(22,866	)*
Foreign exchange contracts	Payables	(1,656,570)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,732,133	)*

Total		$(5,411,569)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$8,830,871	$—	$8,830,871
Foreign exchange contracts	—	3,008,738	3,008,738
Equity contracts	(50,180,274)	—	(50,180,274)

Total	$(41,349,403)	$3,008,738	$(38,340,665)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,221,969	$—	$1,221,969
Foreign exchange contracts	—	4,423,740	4,423,740
Equity contracts	6,781,984	—	6,781,984

Total	$8,003,953	$4,423,740	$12,427,693

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $704,096,000 and futures contracts with an average notional balance of approximately $696,829,000 respectively, during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$342,575	$(164,265)	$—	$178,310
Credit Suisse	100,827	—	—	100,827
Goldman Sachs Bank USA	314,309	(216,650)	—	97,659
JPMorgan Chase Bank	3,311,656	(574,029)	—	2,737,627
Morgan Stanley	137,531	—	—	137,531
Societe Generale	82,412	—	—	82,412
UBS AG	903,123	—	—	903,123

Total	$5,192,433	$(954,944)	$—	$4,237,489

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$164,265	$(164,265)	$—	$—
Citibank NA	623,374	—	—	623,374
Goldman Sachs Bank USA	216,650	(216,650)	—	—
JPMorgan Chase Bank	574,029	(574,029)	—	—
Natwest Markets plc	78,252	—	—	78,252

Total	$1,656,570	$(954,944)	$—	$701,626

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,530,661
Long-term U.S. government debt securities	79,700,743

$100,231,404

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$492,649,921
Long-term U.S. government debt securities	73,305,580

$565,955,501

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$482,243,550
Aggregate gross unrealized depreciation	(155,706,587)

Net unrealized appreciation	$326,536,963

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,683,486,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,677,434,326)	$1,992,805,447
Repurchase Agreements (Cost $9,844,010)	9,844,010
Cash	130,008,282
Foreign cash (Cost $1,066,806)	1,062,278
Receivable for securities sold	15,660,629
Dividends, interest and other receivables	6,899,092
Unrealized appreciation on forward foreign currency contracts	5,192,433
Due from broker for futures variation margin	290,159
Securities lending income receivable	8,855
Receivable for Portfolio shares sold	4,030
Other assets	22,666

Total assets	2,161,797,881

LIABILITIES
Payable for securities purchased	11,510,501
Payable for return of collateral on securities loaned	10,344,010
Unrealized depreciation on forward foreign currency contracts	1,656,570
Payable for Portfolio shares redeemed	1,527,412
Investment management fees payable	1,238,075
Distribution fees payable – Class IB	435,778
Administrative fees payable	221,194
Due to Custodian	621
Accrued expenses	80,752

Total liabilities	27,014,913

NET ASSETS	$2,134,782,968

Net assets were comprised of:
Paid in capital	$1,899,523,957
Total distributable earnings (loss)	235,259,011

Net assets	$2,134,782,968

Class IB
Net asset value, offering and redemption price per share, $2,134,782,968 / 171,297,109 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.46

(x)	Includes value of securities on loan of $18,705,048.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $844,278 foreign withholding tax)	$16,590,070
Interest	8,090,748
Securities lending (net)	54,598

Total income	24,735,416

EXPENSES
Investment management fees	7,983,417
Distribution fees – Class IB	2,821,334
Administrative fees	1,389,937
Printing and mailing expenses	92,870
Custodian fees	77,574
Professional fees	61,000
Trustees’ fees	38,035
Miscellaneous	33,076

Total expenses	12,497,243

NET INVESTMENT INCOME (LOSS)	12,238,173

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	88,385,981
Futures contracts	(41,349,403)
Forward foreign currency contracts	3,008,738
Foreign currency transactions	(3,053,146)

Net realized gain (loss)	46,992,170

Change in unrealized appreciation (depreciation) on:
Investments in securities	(281,248,916)
Futures contracts	8,003,953
Forward foreign currency contracts	4,423,740
Foreign currency translations	(14,721)

Net change in unrealized appreciation (depreciation)	(268,835,944)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(221,843,774)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(209,605,601)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,238,173	$32,155,106
Net realized gain (loss)	46,992,170	(11,341,927)
Net change in unrealized appreciation (depreciation)	(268,835,944)	350,349,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(209,605,601)	371,162,327

Distributions to shareholders:
Class IB	—	(100,773,151)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [18,445,452 and 20,521,165 shares, respectively]	226,894,132	262,963,669
Capital shares issued in reinvestment of dividends and distributions [0 and 7,606,175 shares, respectively]	—	100,773,151
Capital shares repurchased [(46,567,956) and (25,828,760) shares, respectively]	(551,020,251)	(333,108,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(324,126,119)	30,628,155

TOTAL INCREASE (DECREASE) IN NET ASSETS	(533,731,720)	301,017,331
NET ASSETS:
Beginning of period	2,668,514,688	2,367,497,357

End of period	$2,134,782,968	$2,668,514,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018		2017		2016		2015
Net asset value, beginning of period	$13.38		$12.01		$13.04		$11.86		$11.64		$11.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.16		0.13		0.11		0.07		0.05
Net realized and unrealized gain (loss)	(0.99)		1.73		(0.89)		1.41		0.37		(0.11)

Total from investment operations	(0.92)		1.89		(0.76)		1.52		0.44		(0.06)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.15)		(0.15)		(0.05)		(0.09)
Distributions from net realized gains	—		(0.37)		(0.12)		(0.19)		(0.17)		(0.09)

Total dividends and distributions	—		(0.52)		(0.27)		(0.34)		(0.22)		(0.18)

Net asset value, end of period	$12.46		$13.38		$12.01		$13.04		$11.86		$11.64

Total return (b)	(6.88)%		15.80%		(5.84)%		12.91%		3.74%		(0.55)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,134,783		$2,668,515		$2,367,497		$2,794,165		$2,524,981		$2,440,718
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(j)	1.11	%(j)	1.11	%(k)	1.11	%(m)	1.12	%(k)	1.11%
Before waivers (a)(f)	1.11%		1.11%		1.11%		1.11%		1.12%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.08%		1.24%		1.00%		0.84%		0.57%		0.46%
Before waivers (a)(f)	1.08%		1.24%		1.00%		0.84%		0.56%		0.44%
Portfolio turnover rate^	5	%(z)	9%		12%		9%		34%		39%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	45.8%
U.S. Government Agency Securities	30.7
Commercial Mortgage-Backed Securities	4.8
Collateralized Mortgage Obligations	4.5
Financials	4.4
Asset-Backed Securities	4.0
U.S. Government Agency Security	2.0
Energy	0.7
Mortgage-Backed Securities	0.6
Information Technology	0.3
Real Estate	0.3
Consumer Discretionary	0.3
Materials	0.2
Communication Services	0.2
Industrials	0.2
Municipal Bonds	0.1
Utilities	0.0 #
Cash and Other	0.9

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,006.07	$3.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02
Class K
Actual	1,000.00	1,008.06	2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.77

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.0%)
AmeriCredit Automobile Receivables Trust, Series 2019-1 A2A 2.930%, 6/20/22	$1,244,931	$1,247,772
Series 2020-1 A2A 1.100%, 3/20/23	5,525,000	5,541,740
Consumer Loan Underlying Bond Credit Trust, Series 2018-P1 A 3.390%, 7/15/25§	87,709	87,001
Dryden 77 CLO Ltd., Series 2020-77A A 2.374%, 5/20/31 (l)§	1,500,000	1,503,700
Dryden 78 CLO Ltd., Series 2020-78A C 3.217%, 4/17/33 (l)§	2,120,000	1,999,294
Series 2020-78A D 4.267%, 4/17/33 (l)§	850,000	753,738
Elevation CLO Ltd., Series 2020-11A C 3.523%, 4/15/33 (l)§	1,870,000	1,804,468
Exeter Automobile Receivables Trust, Series 2019-3A B 2.580%, 8/15/23§	3,180,000	3,214,692
First Investors Auto Owner Trust, Series 2020-1A A 1.490%, 1/15/25§	1,969,049	1,975,992
Flagship Credit Auto Trust, Series 2017-4 A 2.070%, 4/15/22§	5,715	5,717
Series 2019-4 B 2.530%, 11/17/25§	3,600,000	3,601,361
Ford Credit Floorplan Master Owner Trust A, Series 2017-2 A1 2.160%, 9/15/22	2,073,000	2,079,417
Goldentree Loan Management US CLO 7 Ltd., Series 2020-7A A 2.308%, 4/20/31 (l)§	2,400,000	2,406,739
Hertz Vehicle Financing II LP, Series 2015-3A A 2.670%, 9/25/21§	3,700,945	3,643,018
Series 2017-1A A 2.960%, 10/25/21§	1,756,700	1,738,927
Series 2019-1A A 3.710%, 3/25/23§	2,317,345	2,291,522
Kayne CLO 7 Ltd., Series 2020-7A C 3.407%, 4/17/33 (l)§	970,000	934,913
Magnetite XXVI Ltd., Series 2020-26A A 1.949%, 7/15/30 (l)§	4,063,790	4,065,871
Marlette Funding Trust, Series 2018-3A A 3.200%, 9/15/28§	68,741	68,758
Series 2018-4A A 3.710%, 12/15/28§	542,367	546,967
OCP CLO Ltd., Series 2020-18A A 2.053%, 4/20/30 (l)§	2,541,200	2,546,224
SoFi Consumer Loan Program LLC, Series 2016-2 A 3.090%, 10/27/25§	32,934	32,843
Series 2017-2 A 3.280%, 2/25/26§	187,122	186,921
Series 2017-5 A2 2.780%, 9/25/26§	1,209,984	1,211,057
SoFi Consumer Loan Program Trust, Series 2018-3 A2 3.670%, 8/25/27§	1,679,453	1,666,584
Series 2019-1 A 3.240%, 2/25/28§	985,365	993,142
Series 2019-3 A 2.900%, 5/25/28§	1,473,364	1,493,326
Voya CLO Ltd., Series 2019-1A DR 4.069%, 4/15/31 (l)§	800,000	706,585
World Financial Network Credit Card Master Trust, Series 2017-C A 2.310%, 8/15/24	2,325,000	2,335,100
Series 2018-A A 3.070%, 12/16/24	4,400,000	4,461,486
Series 2018-B M 3.810%, 7/15/25	2,180,000	2,149,972
Series 2019-B M 3.040%, 4/15/26	2,700,000	2,672,912

Total Asset-Backed Securities		59,967,759

Collateralized Mortgage Obligations (4.5%)
Bellemeade Re Ltd., Series 2018-2A M1B 1.535%, 8/25/28 (l)§	938,019	932,353
Series 2019-1A M1B 1.935%, 3/25/29 (l)§	2,374,800	2,210,806
Series 2019-3A M1B 1.784%, 7/25/29 (l)§	1,577,484	1,528,335
Chase Mortgage Reference Notes, Series 2019-CL1 M3 2.284%, 4/25/47 (l)§	609,987	560,479
Connecticut Avenue Securities Trust, Series 2019-R07 1M1 0.955%, 10/25/39 (l)§	499,796	499,648
Series 2020-R02 2M1 0.934%, 1/25/40 (l)§	837,525	828,547
Eagle RE Ltd., Series 2020-1 M1A 1.085%, 1/25/30 (l)§	2,700,000	2,660,130
FHLMC, Series 3017 CF 0.485%, 8/15/25 (l)	8,282	8,261
Series 3305 FT 0.585%, 7/15/34 (l)	86,680	86,745
Series 3349 FE 0.675%, 7/15/37 (l)	1,582,088	1,588,946
Series 3807 FM 0.685%, 2/15/41 (l)	52,910	52,362
Series 3927 FH 0.635%, 9/15/41 (l)	66,799	67,027
Series 4029 LD 1.750%, 1/15/27	3,219,163	3,284,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 4087 FB 0.655%, 7/15/42 (l)	$1,530,771	$1,533,129
Series 4286 VF 0.635%, 12/15/43 (l)	1,368,647	1,369,719
Series 4350 KF 0.720%, 1/15/39 (l)	637,661	632,764
Series 4457 BA 3.000%, 7/15/39	5,391,976	5,822,597
Series 4459 CA 5.000%, 12/15/34	1,107,464	1,217,932
Series 4483 A 3.000%, 12/15/29	1,802,741	1,845,759
Series 4486 JN 2.000%, 11/15/24	4,113,676	4,182,463
FHLMC Stacr Remic Trust, Series 2019-HQA4 M1 0.955%, 11/25/49 (l)§	85,374	84,980
Series 2020-HQA2 M1 1.285%, 3/25/50 (l)§	2,006,215	1,997,916
FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DN1 M3 4.335%, 1/25/25 (l)	1,091,768	1,108,086
Series 2015-DNA3 M2 3.035%, 4/25/28 (l)	68,101	68,199
Series 2015-HQ2 M2 2.135%, 5/25/25 (l)	949,534	952,779
Series 2016-DNA2 M3 4.835%, 10/25/28 (l)	354,364	368,862
Series 2017-DNA1 M1 1.384%, 7/25/29 (l)	50,456	50,444
Series 2017-DNA2 M1 1.384%, 10/25/29 (l)	523,118	523,575
Series 2017-HQA3 M2 2.535%, 4/25/30 (l)	745,580	742,835
FNMA, Series 2006-42 CF 0.635%, 6/25/36 (l)	79,126	79,302
Series 2007-109 GF 0.865%, 12/25/37 (l)	121,554	123,449
Series 2010-39 FT 1.135%, 10/25/35 (l)	2,970,134	3,025,327
Series 2011-53 FT 0.765%, 6/25/41 (l)	269,858	272,050
Series 2011-86 KF 0.735%, 9/25/41 (l)	243,362	245,036
Series 2011-86 NF 0.735%, 9/25/41 (l)	123,856	124,642
Series 2012-65 FA 0.635%, 6/25/42 (l)	73,848	73,890
Series 2013-121 FA 0.585%, 12/25/43 (l)	922,755	923,497
Series 2014-49 AF 0.690%, 8/25/44 (l)	3,014,448	3,011,954
Series 2014-54 LA 3.000%, 2/25/44	1,056,472	1,078,803
Series 2014-C04 1M2 5.085%, 11/25/24 (l)	1,939,032	1,991,159
Series 2014-C04 2M2 5.185%, 11/25/24 (l)	1,346,304	1,383,037
Series 2015-72 PC 3.000%, 10/25/43	1,647,986	1,657,205
Series 2015-C01 1M2 4.484%, 2/25/25 (l)	990,863	998,859
Series 2015-C02 1M2 4.185%, 5/25/25 (l)	208,938	210,827
Series 2016-C02 1M2 6.185%, 9/25/28 (l)	1,313,580	1,362,138
Series 2016-C06 1M2 4.435%, 4/25/29 (l)	1,341,806	1,401,496
Mortgage Insurance-Linked Notes, Series 2019-1 M1 2.085%, 11/26/29 (l)§	2,017,372	1,964,799
NCUA Guaranteed Notes Trust, Series 2010-R3 1A 0.734%, 12/8/20 (l)	3,613,684	3,607,132
Series 2010-R3 2A 0.734%, 12/8/20 (l)	404,282	404,282
Oaktown Re III Ltd., Series 2019-1A M1B 2.135%, 7/25/29 (l)§	1,016,573	996,755
PMT Credit Risk Transfer Trust, Series 2019-1R A 2.184%, 3/27/24 (l)§	826,266	813,310
Series 2019-2R A 2.934%, 5/27/23 (l)§	1,714,665	1,492,573
Series 2019-3R A 2.884%, 10/27/22 (l)§	477,683	451,160
Radnor RE Ltd., Series 2019-1 M1B 2.135%, 2/25/29 (l)§	1,277,057	1,265,142
Series 2019-2 M1B 1.935%, 6/25/29 (l)§	1,957,825	1,932,728
Series 2020-1 M1A 1.135%, 2/25/30 (l)§	889,957	879,629

Total Collateralized Mortgage Obligations		68,580,588

Commercial Mortgage-Backed Securities (4.8%)
Ashford Hospitality Trust, Series 2018-KEYS A 1.185%, 6/15/35 (l)§	3,000,000	2,789,544
BAMLL Commercial Mortgage Securities Trust, Series 2013-WBRK D 3.652%, 3/10/37 (l)§	1,250,000	1,067,670
Series 2017-SCH AF 1.185%, 11/15/33 (l)§	3,005,000	2,824,878
BFLD Trust, Series 2019-DPLO D 2.025%, 10/15/34 (l)§	1,107,000	987,831
BHMS Mortgage Trust, Series 2018-ATLS A 1.435%, 7/15/35 (l)§	2,305,875	2,179,152
CGRBS Commercial Mortgage Trust, Series 2013-VN05 A 3.369%, 3/13/35§	2,000,000	2,097,825
Citigroup Commercial Mortgage Trust, Series 2012-GC8 AS 3.683%, 9/10/45§	1,910,000	1,940,600
Series 2013-GC11 B 3.732%, 4/10/46 (l)	2,000,000	2,057,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
CLNY Trust, Series 2019-IKPR D 2.210%, 11/15/38 (l)§	$2,400,000	$2,016,088
DBWF Mortgage Trust, Series 2018-GLKS A 1.224%, 12/19/30 (l)§	2,537,354	2,397,903
Great Wolf Trust, Series 2019-WOLF A 1.219%, 12/15/36 (l)§	3,950,000	3,786,374
GS Mortgage Securities Corp. Trust, Series 2019-BOCA A 1.385%, 6/15/38 (l)§	3,195,119	3,043,450
Series 2019-SMP A 1.335%, 8/15/32 (l)§	1,550,000	1,472,583
GS Mortgage Securities Trust, Series 2010-C2 D 5.351%, 12/10/43 (l)§	1,700,000	1,671,399
Series 2011-GC5 AS 5.209%, 8/10/44 (l)§	4,500,000	4,614,816
Series 2011-GC5 D 5.555%, 8/10/44 (l)§	260,000	194,044
Series 2012-GCJ7 AS 4.085%, 5/10/45	3,230,000	3,329,690
Series 2012-GCJ9 AS 3.124%, 11/10/45	3,133,190	3,223,467
Series 2014-GC22 A5 3.862%, 6/10/47	2,579,377	2,788,887
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8 C 4.778%, 10/15/45 (l)§	3,752,000	2,959,503
Series 2020-NNN EFL 2.045%, 1/16/37 (l)§	377,000	349,246
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27 AS 3.634%, 2/15/48	1,453,948	1,534,779
Morgan Stanley Capital I Trust, Series 2011-C1 D 5.684%, 9/15/47 (l)§	2,180,000	2,202,590
Series 2011-C3 C 5.419%, 7/15/49 (l)§	1,700,000	1,502,525
Series 2015-XLF2 SNMA 2.135%, 11/15/26 (l)§	1,155,083	1,049,173
Series 2019-BPR C 3.235%, 5/15/36 (l)§	2,220,000	1,742,141
Natixis Commercial Mortgage Securities Trust, Series 2018-850T A 0.968%, 7/15/33 (l)§	1,450,000	1,410,377
Series 2019-MILE A 1.685%, 7/15/36 (l)§	1,199,586	1,178,366
Starwood Retail Property Trust, Series 2014-STAR A 1.655%, 11/15/27 (l)§	4,557,485	2,828,164
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4 A3 2.533%, 12/10/45	3,762,420	3,760,040
Series 2013-C5 B 3.649%, 3/10/46 (l)§	2,414,356	2,431,409
WFRBS Commercial Mortgage Trust, Series 2011-C2 C 5.392%, 2/15/44 (l)§	1,985,000	1,914,456
Series 2011-C3 C 5.335%, 3/15/44 (l)§	1,700,000	1,567,026
Series 2013-C14 C 4.106%, 6/15/46 (l)	2,247,689	1,942,040

Total Commercial Mortgage-Backed Securities		72,855,227

Corporate Bonds (6.6%)
Communication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc. 4.125%, 2/17/26	2,943,000	3,342,311

Total Communication Services		3,342,311

Consumer Discretionary (0.3%)
Automobiles (0.1%)
Volkswagen Group of America Finance LLC 2.900%, 5/13/22§	1,709,000	1,761,611

Textiles, Apparel & Luxury Goods (0.2%)
Ralph Lauren Corp. 1.700%, 6/15/22	2,457,000	2,497,692

Total Consumer Discretionary		4,259,303

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
BP Capital Markets America, Inc. 2.937%, 4/6/23	2,808,000	2,961,723
Marathon Petroleum Corp. 4.500%, 5/1/23	2,268,000	2,443,241
Sinopec Group Overseas Development 2018 Ltd. 2.500%, 8/8/24§	3,000,000	3,105,938
Valero Energy Corp. 2.700%, 4/15/23	1,570,000	1,626,906

		10,137,808

Total Energy		10,137,808

Financials (4.4%)
Banks (3.4%)
Australia & New Zealand Banking Group Ltd. 4.500%, 3/19/24§	2,000,000	2,169,480
Banco Santander SA 3.500%, 4/11/22	1,600,000	1,660,598
2.746%, 5/28/25	2,800,000	2,896,857
Bank of Nova Scotia (The) 2.500%, 1/8/21	3,055,000	3,088,482
Citigroup, Inc. (SOFR + 2.75%), 3.106%, 4/8/26 (k)	2,107,000	2,266,861
Danske Bank A/S (ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25 (k)§	1,582,000	1,642,459
KeyBank NA 2.500%, 11/22/21	4,000,000	4,106,229

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Lloyds Banking Group plc 4.050%, 8/16/23	$1,505,000	$1,635,008
Manufacturers & Traders Trust Co. 2.625%, 1/25/21	2,500,000	2,527,298
Mitsubishi UFJ Financial Group, Inc. 3.218%, 3/7/22	2,500,000	2,604,323
NatWest Markets plc 3.625%, 9/29/22§	4,775,000	5,000,692
PNC Bank NA (ICE LIBOR USD 3 Month + 0.25%), 1.348%, 1/22/21 (k)	5,200,000	5,206,589
Royal Bank of Canada 1.600%, 4/17/23	3,459,000	3,542,018
US Bank NA 2.650%, 5/23/22	4,000,000	4,152,221
Wells Fargo & Co. 3.069%, 1/24/23	3,081,000	3,195,442
Westpac Banking Corp. 2.650%, 1/25/21	5,197,000	5,261,184

		50,955,741

Capital Markets (0.2%)
Goldman Sachs Group, Inc. (The) 3.850%, 7/8/24	2,200,000	2,412,650
ING Bank NV 5.800%, 9/25/23§	275,000	307,763
UBS AG 1.750%, 4/21/22§	762,000	774,512

		3,494,925

Consumer Finance (0.4%)
Capital One Financial Corp. 2.600%, 5/11/23	1,368,000	1,428,254
General Motors Financial Co., Inc. 5.200%, 3/20/23	1,670,000	1,784,883
John Deere Capital Corp. 3.200%, 1/10/22	1,989,000	2,069,831

		5,282,968

Insurance (0.2%)
Metropolitan Life Global Funding I 2.400%, 6/17/22§	3,350,000	3,477,973

Thrifts & Mortgage Finance (0.2%)
BPCE SA 2.750%, 1/11/23§	3,034,000	3,179,345

Total Financials		66,390,952

Industrials (0.2%)
Aerospace & Defense (0.1%)
Leidos, Inc. 2.950%, 5/15/23§	813,000	845,260

Airlines (0.1%)
Southwest Airlines Co. 4.750%, 5/4/23	1,658,000	1,703,213

Total Industrials		2,548,473

Information Technology (0.3%)
IT Services (0.3%)
International Business Machines Corp. 2.850%, 5/13/22	4,000,000	4,179,604

Software (0.0%)
Infor, Inc. 1.450%, 7/15/23§	$933,000	$926,765

Total Information Technology		5,106,369

Materials (0.2%)
Metals & Mining (0.2%)
Anglo American Capital plc 5.375%, 4/1/25§	3,363,000	3,788,173

Total Materials		3,788,173

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
WP Carey, Inc. (REIT) 4.600%, 4/1/24	4,100,000	4,392,811

Total Real Estate		4,392,811

Utilities (0.0%)
Electric Utilities (0.0%)
NextEra Energy Capital Holdings, Inc. 2.750%, 5/1/25	564,000	609,787

Total Utilities		609,787

Total Corporate Bonds		100,575,987

Mortgage-Backed Securities (0.6%)
FHLMC UMBS 3.500%, 10/1/49	1,951,130	2,107,009
3.500%, 11/1/49	6,515,543	6,995,740

Total Mortgage-Backed Securities		9,102,749

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	18,000	24,856
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	6,000	8,534
City & County of Denver, General Obligation Bonds, Series 2010B 5.650%, 8/1/30	6,000	6,021
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E 6.000%, 11/1/40	8,000	11,415
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.845%, 1/1/38	8,000	8,007
6.395%, 1/1/40	6,000	8,948
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	6,000	9,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	$8,000	$12,349
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	7,000	9,796
City of New York, General Obligation Bonds, Series 2009-A1 5.206%, 10/1/31	6,000	7,498
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456%, 12/1/39	7,000	9,916
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.600%, 8/1/42	31,000	51,129
6.750%, 8/1/49	6,000	10,600
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY 5.755%, 7/1/29	6,000	7,637
5.750%, 7/1/34	7,000	9,679
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	6,000	9,115
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	6,000	9,305
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	37,000	53,808
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B 5.192%, 8/1/40	45,000	54,345
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668%, 11/15/39	8,000	10,273
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1 6.548%, 11/15/31	6,000	7,471
6.648%, 11/15/39	6,000	7,580
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D 7.462%, 10/1/46	9,000	14,797
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561%, 12/15/40	31,000	37,415
North Texas Tollway Authority System, Revenue Bonds, Series 2009B 6.718%, 1/1/49	8,000	14,113
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	6,000	8,550
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	9,000	13,852
5.561%, 12/1/49	7,000	10,952
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	6,000	7,660
6.918%, 4/1/40	6,000	9,476
7.043%, 4/1/50	6,000	10,749
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2 6.263%, 4/1/49	7,000	12,211
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350%, 11/1/39	6,000	10,093
State of Georgia, General Obligation Bonds, Series 2009H 4.503%, 11/1/25	6,000	6,610
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D 5.500%, 3/15/30	6,000	7,450
5.600%, 3/15/40	6,000	8,549
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	8,000	10,156
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D 5.481%, 8/1/39	6,000	8,539
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F 5.090%, 8/1/33	6,000	7,907
5.140%, 8/1/40	6,000	8,751

Total Municipal Bonds		555,391

U.S. Government Agency Securities (31.7%)
FFCB 2.550%, 3/11/21	65,000,000	66,034,234
2.230%, 4/5/21	6,000,000	6,092,255
FHLB 2.625%, 10/1/20	48,010,000	48,304,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 10/12/21	$35,635,000	$36,906,767
2.875%, 12/10/21	25,000,000	25,949,872
1.625%, 12/20/21	5,000,000	5,103,553
1.375%, 2/17/23	14,835,000	15,272,910
5.500%, 7/15/36	12,000	18,790
FHLMC 2.750%, 6/19/23	2,717,000	2,916,738
1.500%, 2/12/25	25,500,000	26,704,332
FNMA 1.500%, 7/30/20	29,270,000	29,300,654
2.875%, 10/30/20	39,000,000	39,343,961
2.500%, 4/13/21	54,814,000	55,802,861
2.750%, 6/22/21	54,575,000	55,945,733
2.625%, 1/11/22	30,000,000	31,112,466
2.500%, 2/5/24	5,000,000	5,391,621
Hashemite Kingdom of Jordan AID Bonds 2.578%, 6/30/22	5,000,000	5,211,174
Iraq Government AID Bonds 2.149%, 1/18/22	10,289,000	10,547,605
Ukraine Government AID Bonds 1.471%, 9/29/21	14,700,000	14,898,725

Total U.S. Government Agency Securities		480,858,912

U.S. Treasury Obligations (21.2%)
U.S. Treasury Notes 2.625%, 8/31/20	21,479,000	21,568,228
1.375%, 9/30/20	32,698,000	32,798,929
1.625%, 10/15/20	25,955,200	26,068,113
1.750%, 10/31/20	26,354,000	26,492,690
2.625%, 11/15/20	25,151,000	25,383,380
2.000%, 11/30/20	7,594,000	7,651,957
1.125%, 6/30/21	11,653,000	11,762,997
1.625%, 6/30/21	15,840,000	16,069,028
1.125%, 9/30/21	7,223,000	7,308,680
2.875%, 10/15/21	19,524,200	20,202,969
1.625%, 12/31/21	38,215,000	39,049,455
1.375%, 1/31/22	36,663,300	37,364,090
1.125%, 2/28/22	42,010,400	42,681,432
0.375%, 4/30/25	7,112,300	7,143,396

Total U.S. Treasury Obligations		321,545,344

Total Long-Term Debt Securities (73.5%) (Cost $1,103,525,900)		1,114,041,957

SHORT-TERM INVESTMENTS:
U.S. Government Agency Security (1.0%)
FHLB 0.11%, 7/15/20 (o)(p)	15,000,000	14,999,316

U.S. Treasury Obligations (24.6%)
U.S. Treasury Bills 0.11%, 7/9/20 (p)	110,685,000	110,681,857
0.13%, 7/16/20 (p)	13,995,000	13,994,165
0.14%, 7/30/20 (p)	5,725,000	5,724,350
0.14%, 8/13/20 (p)	48,585,000	48,576,915
0.14%, 9/10/20 (p)	194,120,000	194,064,559

Total U.S. Treasury Obligations		373,041,846

Total Short-Term Investments (25.6%) (Cost $388,036,343)		388,041,162

Total Investments in Securities (99.1%) (Cost $1,491,562,243)		1,502,083,119
Other Assets Less Liabilities (0.9%)		13,383,046

Net Assets (100%)		$1,515,466,165

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $141,777,754 or 9.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(p)	Yield to maturity.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2020.

Glossary:

CLO	— Collateralized Loan Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	890	9/2020	USD	196,537,031	14,440
U.S. Treasury 10 Year Ultra Note	10	9/2020	USD	1,574,844	6,924

					21,364

Short Contracts
U.S. Treasury 5 Year Note	(400)	9/2020	USD	(50,296,875)	(133,066)
U.S. Treasury 10 Year Note	(61)	9/2020	USD	(8,489,484)	(35,855)
U.S. Treasury Ultra Bond	(2)	9/2020	USD	(436,313)	3,372

					(165,549)

					(144,185)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$59,967,759	$—	$59,967,759
Collateralized Mortgage Obligations	—	68,580,588	—	68,580,588
Commercial Mortgage-Backed Securities	—	72,855,227	—	72,855,227
Corporate Bonds
Communication Services	—	3,342,311	—	3,342,311
Consumer Discretionary	—	4,259,303	—	4,259,303
Energy	—	10,137,808	—	10,137,808
Financials	—	66,390,952	—	66,390,952
Industrials	—	2,548,473	—	2,548,473
Information Technology	—	5,106,369	—	5,106,369
Materials	—	3,788,173	—	3,788,173
Real Estate	—	4,392,811	—	4,392,811
Utilities	—	609,787	—	609,787
Futures	24,736	—	—	24,736
Mortgage-Backed Security	—	9,102,749	—	9,102,749
Municipal Bonds	—	555,391	—	555,391
Short-Term Investments
U.S. Government Agency Security	—	14,999,316	—	14,999,316
U.S. Treasury Obligations	—	373,041,846	—	373,041,846
U.S. Government Agency Securities	—	480,858,912	—	480,858,912
U.S. Treasury Obligation	—	321,545,344	—	321,545,344

Total Assets	$24,736	$1,502,083,119	$—	$1,502,107,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(168,921)	$—	$—	$(168,921)

Total Liabilities	$(168,921)	$—	$—	$(168,921)

Total	$(144,185)	$1,502,083,119	$—	$1,501,938,934

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$24,736	*

Total		$24,736

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(168,921	)*

Total		$(168,921)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(2,282,887)	$(2,282,887)

Total	$(2,282,887)	$(2,282,887)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(362,728)	$(362,728)

Total	$(362,728)	$(362,728)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $137,953,000 during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$163,574,220
Long-term U.S. government debt securities	197,035,770

$360,609,990

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$192,821,204
Long-term U.S. government debt securities	332,112,448

$524,933,652

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,494,854
Aggregate gross unrealized depreciation	(8,356,596)

Net unrealized appreciation	$10,138,258

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,491,800,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,491,562,243)	$1,502,083,119
Cash	10,505,491
Cash held as collateral at broker for futures	461,982
Dividends, interest and other receivables	4,874,577
Receivable for Portfolio shares sold	427,652
Securities lending income receivable	1
Other assets	16,926

Total assets	1,518,369,748

LIABILITIES
Payable for securities purchased	1,532,098
Investment management fees payable	523,781
Payable for Portfolio shares redeemed	498,466
Administrative fees payable	118,425
Distribution fees payable – Class IB	107,967
Due to broker for futures variation margin	62,716
Accrued expenses	60,130

Total liabilities	2,903,583

NET ASSETS	$1,515,466,165

Net assets were comprised of:
Paid in capital	$1,508,061,842
Total distributable earnings (loss)	7,404,323

Net assets	$1,515,466,165

Class IB
Net asset value, offering and redemption price per share, $525,438,582 / 52,856,521 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

Class K
Net asset value, offering and redemption price per share, $990,027,583 / 98,925,115 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.01

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$14,911,005
Dividends	11,772
Securities lending (net)	229

Total income	14,923,006

EXPENSES
Investment management fees	3,269,588
Administrative fees	710,299
Distribution fees – Class IB	630,701
Printing and mailing expenses	64,465
Professional fees	51,981
Trustees’ fees	24,006
Custodian fees	17,902
Miscellaneous	22,099

Gross expenses	4,791,041
Less: Waiver from investment manager	(70,110)

Net expenses	4,720,931

NET INVESTMENT INCOME (LOSS)	10,202,075

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,670,572
Futures contracts	(2,282,887)

Net realized gain (loss)	1,387,685

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,008,653)
Futures contracts	(362,728)

Net change in unrealized appreciation (depreciation)	(1,371,381)

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,218,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,202,075	$29,422,653
Net realized gain (loss)	1,387,685	(4,235,710)
Net change in unrealized appreciation (depreciation)	(1,371,381)	15,698,882

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,218,379	40,885,825

Distributions to shareholders:
Class IB	—	(8,610,456)
Class K	—	(21,031,130)

Total distributions to shareholders	—	(29,641,586)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [10,459,721 and 5,849,538 shares, respectively]	103,517,160	58,104,794
Capital shares issued in reinvestment of dividends [ 0 and 873,107 shares, respectively]	—	8,610,456
Capital shares repurchased [(6,900,399) and (10,020,652) shares, respectively]	(68,322,842)	(99,420,791)

Total Class IB transactions	35,194,318	(32,705,541)

Class K
Capital shares sold [15,101,634 and 25,618,607 shares, respectively]	150,616,520	254,544,666
Capital shares issued in reinvestment of dividends [0 and 2,121,203 shares, respectively]	—	21,031,130
Capital shares repurchased [(22,886,639) and (11,084,275) shares, respectively]	(226,950,612)	(110,906,052)

Total Class K transactions	(76,334,092)	164,669,744

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(41,139,774)	131,964,203

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,921,395)	143,208,442
NET ASSETS:
Beginning of period	1,546,387,560	1,403,179,118

End of period	$1,515,466,165	$1,546,387,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.88		$9.80	$9.82	$9.85	$9.84	$9.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.17	0.12	0.04	(0.01)	(0.03)
Net realized and unrealized gain (loss)	—	#	0.09	(0.01)	(0.02)	0.03	(0.02)

Total from investment operations	0.06		0.26	0.11	0.02	0.02	(0.05)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.13)	(0.05)	(0.01)	—

Net asset value, end of period	$9.94		$9.88	$9.80	$9.82	$9.85	$9.84

Total return (b)	0.61%		2.63%	1.12%	0.19%	0.20%	(0.51)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$525,439		$486,821	$515,609	$534,027	$592,703	$662,903
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.81%	0.82%	0.82%	0.82%
Before waivers (a)(f)	0.81%		0.81%	0.81%	0.82%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.19%		1.75%	1.24%	0.38%	(0.05)%	(0.30)%
Before waivers (a)(f)	1.18%		1.75%	1.24%	0.38%	(0.05)%	(0.30)%
Portfolio turnover rate^	29	%(z)	37%	48%	47%	63%	53%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.93		$9.86	$9.87	$9.90	$9.90	$9.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.20	0.15	0.06	0.02	— #
Net realized and unrealized gain (loss)	0.01		0.07	(0.01)	(0.02)	0.01	(0.02)

Total from investment operations	0.08		0.27	0.14	0.04	0.03	(0.02)

Less distributions:
Dividends from net investment income	—		(0.20)	(0.15)	(0.07)	(0.03)	—

Net asset value, end of period	$10.01		$9.93	$9.86	$9.87	$9.90	$9.90

Total return (b)	0.81%		2.76%	1.47%	0.44%	0.35%	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$990,028		$1,059,567	$887,570	$955,827	$974,617	$977,667
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%		0.55%	0.56%	0.57%	0.57%	0.57%
Before waivers (a)(f)	0.56%		0.56%	0.56%	0.57%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.46%		2.01%	1.49%	0.63%	0.20%	(0.04)%
Before waivers (a)(f)	1.45%		2.01%	1.49%	0.63%	0.20%	(0.04)%
Portfolio turnover rate^	29	%(z)	37%	48%	47%	63%	53%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	23.3%
Health Care	23.2
Industrials	15.7
Consumer Discretionary	12.2
Financials	10.7
Consumer Staples	3.4
Real Estate	3.3
Repurchase Agreements	2.7
Materials	2.5
Utilities	2.0
Communication Services	1.2
Energy	1.1
Investment Company	0.4
Cash and Other	(1.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,004.38	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.29	4.62
Class IB
Actual	1,000.00	1,004.23	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.29	4.62
Class K
Actual	1,000.00	1,005.48	3.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.53	3.37

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.92%, 0.92% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
Alaska Communications Systems Group, Inc.	3,200	$8,928
Anterix, Inc.*	9,900	448,866
ATN International, Inc.	5,700	345,249
Bandwidth, Inc., Class A*	9,600	1,219,200
Cincinnati Bell, Inc.*	22,552	334,897
Cogent Communications Holdings, Inc.	20,900	1,616,824
Consolidated Communications Holdings, Inc.*	41,422	280,427
IDT Corp., Class B*	1,100	7,183
Iridium Communications, Inc.*	58,600	1,490,784
Liberty Latin America Ltd., Class A*	20,500	199,260
Liberty Latin America Ltd., Class C*	53,600	505,984
Ooma, Inc.*	8,200	135,136
ORBCOMM, Inc.*	45,000	173,250
Vonage Holdings Corp.*	118,900	1,196,134

		7,962,122

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A (x)	82,662	354,620
Cinemark Holdings, Inc.	53,300	615,615
Eros International plc*	61,100	193,076
Gaia, Inc.*	1,900	15,922
Glu Mobile, Inc.*	66,500	616,455
IMAX Corp.*	33,100	371,051
Liberty Media Corp.-Liberty Braves, Class A*	8,200	164,656
Liberty Media Corp.-Liberty Braves, Class C*	16,500	325,710
LiveXLive Media, Inc.*	12,000	43,440
Marcus Corp. (The)	13,200	175,164

		2,875,709

Interactive Media & Services (0.2%)
Cargurus, Inc.*	43,000	1,090,050
Cars.com, Inc.*	35,000	201,600
DHI Group, Inc.*	2,300	4,830
Eventbrite, Inc., Class A (x)*	32,100	275,097
EverQuote, Inc., Class A*	8,400	488,544
Liberty TripAdvisor Holdings, Inc., Class A*	99,000	210,870
Meet Group, Inc. (The)*	38,200	238,368
QuinStreet, Inc.*	20,300	212,338
TrueCar, Inc.*	61,700	159,186
Yelp, Inc.*	37,800	874,314

		3,755,197

Media (0.3%)
AMC Networks, Inc., Class A*	19,300	451,427
Boston Omaha Corp., Class A*	6,700	107,200
Cardlytics, Inc.*	12,900	902,742
Central European Media Enterprises Ltd., Class A*	43,400	153,636
comScore, Inc.*	10,600	32,860
Daily Journal Corp. (x)*	600	162,000
Emerald Holding, Inc.	18,400	56,672
Entercom Communications Corp., Class A (x)	78,100	107,778
Entravision Communications Corp., Class A	18,700	26,741
EW Scripps Co. (The), Class A	21,965	192,194
Fluent, Inc.*	21,100	37,558
Gannett Co., Inc. (x)	85,221	117,605
Gray Television, Inc.*	41,800	583,110
Hemisphere Media Group, Inc.*	4,800	47,184
iHeartMedia, Inc., Class A (x)*	10,600	88,510
Loral Space & Communications, Inc.	10,300	201,056
Meredith Corp.	20,100	292,455
MSG Networks, Inc., Class A*	31,100	309,445
National CineMedia, Inc.	35,600	105,732
Saga Communications, Inc., Class A	300	7,680
Scholastic Corp.	13,300	398,202
Sinclair Broadcast Group, Inc., Class A	25,900	478,114
TechTarget, Inc.*	12,000	360,360
TEGNA, Inc.	102,200	1,138,508
Tribune Publishing Co.	15,200	151,848
WideOpenWest, Inc.*	29,400	154,938

		6,665,555

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,700	235,764
Gogo, Inc. (x)*	62,000	195,920
Shenandoah Telecommunications Co.	24,728	1,218,843
Spok Holdings, Inc.	10,943	102,317

		1,752,844

Total Communication Services		23,011,427

Consumer Discretionary (12.2%)
Auto Components (0.6%)
Adient plc*	40,700	668,294
American Axle & Manufacturing Holdings, Inc.*	47,100	357,960
Cooper Tire & Rubber Co.	23,800	657,118
Cooper-Standard Holdings, Inc.*	9,900	131,175
Dana, Inc.	69,100	842,329
Dorman Products, Inc.*	14,000	938,980
Fox Factory Holding Corp.*	19,200	1,586,112
Gentherm, Inc.*	19,800	770,220
Goodyear Tire & Rubber Co. (The)	115,200	1,030,464
LCI Industries	12,700	1,460,246
Modine Manufacturing Co.*	18,100	99,912
Motorcar Parts of America, Inc.*	10,500	185,535
Standard Motor Products, Inc.	10,800	444,960
Stoneridge, Inc.*	12,500	258,250
Tenneco, Inc., Class A*	25,900	195,804
Visteon Corp.*	13,100	897,350
Workhorse Group, Inc. (x)*	35,200	612,128
XPEL, Inc. (m)(x)*	5,400	84,456

		11,221,293

Automobiles (0.1%)
Winnebago Industries, Inc.	16,200	1,079,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Distributors (0.0%)
Core-Mark Holding Co., Inc.	27,600	$688,758
Funko, Inc., Class A (x)*	36,900	214,020
Greenlane Holdings, Inc., Class A (x)*	10,600	42,188
Weyco Group, Inc.	2,500	53,975

		998,941

Diversified Consumer Services (2.1%)
Adtalem Global Education, Inc.*	28,000	872,200
American Public Education, Inc.*	6,950	205,720
Aspen Group, Inc.*	3,100	28,055
Bright Horizons Family Solutions, Inc.*	55,335	6,485,262
Carriage Services, Inc.	7,500	135,900
Chegg, Inc.*	238,361	16,032,161
Collectors Universe, Inc.	3,500	119,980
Franchise Group, Inc.	6,400	140,032
Houghton Mifflin Harcourt Co.*	68,900	124,709
K12, Inc.*	17,700	482,148
Laureate Education, Inc., Class A*	48,800	486,292
OneSpaWorld Holdings Ltd. (x)	44,300	211,311
Perdoceo Education Corp.*	34,500	549,585
Regis Corp.*	25,610	209,490
Strategic Education, Inc.	89,691	13,781,022
Universal Technical Institute, Inc.*	4,400	30,580
Vivint Smart Home, Inc. (x)*	34,800	603,084
WW International, Inc.*	21,700	550,746

		41,048,277

Hotels, Restaurants & Leisure (2.4%)
Accel Entertainment, Inc.*	14,400	138,672
BBX Capital Corp.	2,900	7,366
Biglari Holdings, Inc., Class B*	1,070	73,809
BJ’s Restaurants, Inc.	10,700	224,058
Bloomin’ Brands, Inc.	51,100	544,726
Bluegreen Vacations Corp. (x)	12,200	66,124
Boyd Gaming Corp.	39,200	819,280
Brinker International, Inc.	18,200	436,800
Carrols Restaurant Group, Inc.*	34,400	166,496
Cheesecake Factory, Inc. (The) (x)	22,000	504,240
Chipotle Mexican Grill, Inc.*	7,580	7,976,889
Churchill Downs, Inc.	18,900	2,516,535
Chuy’s Holdings, Inc.*	12,500	186,000
Cracker Barrel Old Country Store, Inc.	11,185	1,240,528
Dave & Buster’s Entertainment, Inc. (x)	19,800	263,934
Del Taco Restaurants, Inc.*	24,400	144,692
Denny’s Corp.*	29,712	300,091
Dine Brands Global, Inc.	8,000	336,800
El Pollo Loco Holdings, Inc.*	18,400	271,584
Eldorado Resorts, Inc. (x)*	40,321	1,615,259
Everi Holdings, Inc.*	26,600	137,256
Fiesta Restaurant Group, Inc.*	6,600	42,108
Golden Entertainment, Inc.*	20,000	178,400
Hilton Grand Vacations, Inc.*	42,400	828,920
International Game Technology plc	49,500	440,550
Jack in the Box, Inc.	13,700	1,015,033
Lindblad Expeditions Holdings, Inc.*	26,400	203,808
Marriott Vacations Worldwide Corp.	20,018	1,645,680
Monarch Casino & Resort, Inc.*	6,900	235,152
Nathan’s Famous, Inc.	600	33,744
Noodles & Co.*	26,500	160,325
Papa John’s International, Inc.	16,166	1,283,742
Penn National Gaming, Inc.*	68,714	2,098,525
Planet Fitness, Inc., Class A*	209,894	12,713,280
PlayAGS, Inc.*	3,700	12,506
Red Robin Gourmet Burgers, Inc. (x)*	13,800	140,760
Red Rock Resorts, Inc., Class A	33,000	360,030
Ruth’s Hospitality Group, Inc.	29,300	239,088
Scientific Games Corp., Class A*	25,700	397,322
SeaWorld Entertainment, Inc.*	26,000	385,060
Shake Shack, Inc., Class A*	17,500	927,150
Target Hospitality Corp. (x)*	10,700	18,083
Texas Roadhouse, Inc.	33,700	1,771,609
Twin River Worldwide Holdings, Inc.	11,700	260,793
Wingstop, Inc.	15,200	2,112,344

		45,475,151

Household Durables (2.1%)
Beazer Homes USA, Inc.*	24,600	247,722
Casper Sleep, Inc. (x)*	12,100	108,537
Cavco Industries, Inc.*	4,800	925,680
Century Communities, Inc.*	12,500	383,250
Ethan Allen Interiors, Inc.	16,800	198,744
GoPro, Inc., Class A*	53,200	253,232
Green Brick Partners, Inc.*	12,100	143,385
Hamilton Beach Brands Holding Co., Class A	100	1,190
Helen of Troy Ltd.*	12,500	2,357,000
Hooker Furniture Corp.	1,900	36,955
Installed Building Products, Inc.*	10,400	715,312
iRobot Corp. (x)*	14,119	1,184,584
KB Home	45,300	1,389,804
La-Z-Boy, Inc.	25,600	692,736
Legacy Housing Corp.*	2,000	28,440
LGI Homes, Inc.*	10,000	880,300
Lifetime Brands, Inc.	1,200	8,064
Lovesac Co. (The)*	14,300	375,089
M.D.C. Holdings, Inc.	23,613	842,984
M/I Homes, Inc.*	12,800	440,832
Meritage Homes Corp.*	17,900	1,362,548
NVR, Inc.*	3,110	10,134,712
Purple Innovation, Inc.*	14,300	257,400
Skyline Champion Corp.*	23,400	569,556
Sonos, Inc.*	32,400	474,012
Taylor Morrison Home Corp., Class A*	60,340	1,163,959
Tempur Sealy International, Inc.*	152,969	11,006,120
TopBuild Corp.*	16,200	1,843,074
TRI Pointe Group, Inc.*	71,275	1,047,030
Tupperware Brands Corp. (x)	46,500	220,875
Turtle Beach Corp.*	10,600	156,032
Universal Electronics, Inc.*	6,400	299,648

		39,748,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	7,300	$146,146
Duluth Holdings, Inc., Class B (x)*	14,500	106,865
Groupon, Inc.*	21,450	388,674
Lands’ End, Inc.*	20,600	165,624
Liquidity Services, Inc.*	5,100	30,396
Overstock.com, Inc. (x)*	17,700	503,211
PetMed Express, Inc.	9,700	345,708
Quotient Technology, Inc.*	33,500	245,220
RealReal, Inc. (The)*	32,000	409,280
Rubicon Project, Inc. (The)*	48,238	321,747
Shutterstock, Inc.	9,700	339,209
Stamps.com, Inc.*	8,200	1,506,258
Stitch Fix, Inc., Class A (x)*	28,000	698,320
US Auto Parts Network, Inc.*	25,400	219,964
Waitr Holdings, Inc.*	43,100	113,353

		5,539,975

Leisure Products (0.3%)
Acushnet Holdings Corp.	14,600	507,934
Callaway Golf Co.	47,000	822,970
Clarus Corp.	8,716	100,931
Escalade, Inc.	700	9,772
Johnson Outdoors, Inc., Class A	2,500	227,550
Malibu Boats, Inc., Class A*	9,700	503,915
Marine Products Corp.	2,200	30,470
MasterCraft Boat Holdings, Inc.*	11,900	226,695
Nautilus, Inc.*	15,400	142,758
Smith & Wesson Brands, Inc.*	24,800	533,696
Sturm Ruger & Co., Inc.	8,300	630,800
Vista Outdoor, Inc.*	29,900	432,055
YETI Holdings, Inc.*	35,100	1,499,823

		5,669,369

Multiline Retail (0.1%)
Big Lots, Inc.	23,200	974,400
Dillard’s, Inc., Class A (x)	13,700	353,323
Macy’s, Inc. (x)	155,600	1,070,528

		2,398,251

Specialty Retail (3.8%)
Aaron’s, Inc.	34,300	1,557,220
Abercrombie & Fitch Co., Class A	38,100	405,384
American Eagle Outfitters, Inc.	87,000	948,300
America’s Car-Mart, Inc.*	3,300	289,971
Asbury Automotive Group, Inc.*	8,900	688,237
At Home Group, Inc. (x)*	22,700	147,323
Bed Bath & Beyond, Inc. (x)	63,400	672,040
Boot Barn Holdings, Inc.*	13,000	280,280
Buckle, Inc. (The)	11,600	181,888
Burlington Stores, Inc.*	57,370	11,297,874
Caleres, Inc.	31,100	259,374
Camping World Holdings, Inc., Class A (x)	16,900	459,004
Cato Corp. (The), Class A	17,200	140,696
Chico’s FAS, Inc.	11,200	15,456
Children’s Place, Inc. (The) (x)	7,745	289,818
Citi Trends, Inc.	1,900	38,418
Conn’s, Inc. (x)*	22,100	222,989
Container Store Group, Inc. (The) (x)*	100	324
Designer Brands, Inc., Class A	28,300	191,591
Express, Inc. (x)*	15,900	24,486
Five Below, Inc.*	93,971	10,046,440
Floor & Decor Holdings, Inc., Class A*	196,710	11,340,332
GameStop Corp., Class A (x)*	47,500	206,150
Genesco, Inc.*	12,500	270,750
Group 1 Automotive, Inc.	8,500	560,745
GrowGeneration Corp.*	22,800	155,952
Guess?, Inc.	23,700	229,179
Haverty Furniture Cos., Inc.	9,200	147,200
Hibbett Sports, Inc.*	11,100	232,434
Hudson Ltd., Class A*	40,400	196,748
Lithia Motors, Inc., Class A	26,280	3,976,952
Lumber Liquidators Holdings, Inc. (x)*	27,700	383,922
MarineMax, Inc.*	13,000	291,070
Michaels Cos., Inc. (The) (x)*	59,500	420,665
Monro, Inc.	14,850	815,859
Murphy USA, Inc.*	14,700	1,655,073
National Vision Holdings, Inc.*	550,023	16,786,702
Office Depot, Inc.	288,900	678,915
OneWater Marine, Inc., Class A (x)*	3,000	72,840
Rent-A-Center, Inc.	22,700	631,514
RH*	8,508	2,117,641
Sally Beauty Holdings, Inc.*	57,800	724,234
Shoe Carnival, Inc. (x)	7,100	207,817
Signet Jewelers Ltd.	27,800	285,506
Sleep Number Corp.*	14,900	620,436
Sonic Automotive, Inc., Class A	8,800	280,808
Sportsman’s Warehouse Holdings, Inc.*	21,800	310,650
Tilly’s, Inc., Class A	5,300	30,051
Urban Outfitters, Inc.*	34,400	523,568
Winmark Corp.	1,200	205,488
Zumiez, Inc.*	10,600	290,228

		72,806,542

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	35,900	1,321,838
Deckers Outdoor Corp.*	14,100	2,769,099
Fossil Group, Inc.*	31,600	146,940
G-III Apparel Group Ltd.*	24,000	318,960
Kontoor Brands, Inc. (x)	20,500	365,105
Lakeland Industries, Inc.*	12,300	275,889
Movado Group, Inc.	13,800	149,592
Oxford Industries, Inc.	7,600	334,476
Rocky Brands, Inc.	100	2,056
Steven Madden Ltd.	43,893	1,083,718
Superior Group of Cos., Inc.	500	6,700
Unifi, Inc.*	5,800	74,704
Vera Bradley, Inc.*	9,800	43,512
Wolverine World Wide, Inc.	42,700	1,016,687

		7,909,276

Total Consumer Discretionary		233,895,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (3.4%)
Beverages (0.1%)
Celsius Holdings, Inc.*	20,800	$244,816
Coca-Cola Consolidated, Inc.	2,600	595,894
Craft Brew Alliance, Inc. (x)*	13,500	207,765
MGP Ingredients, Inc.	6,600	242,253
National Beverage Corp.*	5,400	329,508
New Age Beverages Corp. (x)*	98,800	151,164
Primo Water Corp.	77,900	1,071,125

		2,842,525

Food & Staples Retailing (1.5%)
Andersons, Inc. (The)	17,700	243,552
BJ’s Wholesale Club Holdings, Inc.*	68,240	2,543,305
Casey’s General Stores, Inc.	57,760	8,636,275
Chefs’ Warehouse, Inc. (The)*	21,600	293,328
Grocery Outlet Holding Corp.*	303,665	12,389,532
HF Foods Group, Inc. (x)*	17,800	161,090
Ingles Markets, Inc., Class A	6,400	275,648
Natural Grocers by Vitamin Cottage, Inc.	11,500	171,120
Performance Food Group Co.*	64,400	1,876,616
PriceSmart, Inc.	12,700	766,191
Rite Aid Corp. (x)*	24,810	423,258
SpartanNash Co.	24,920	529,550
United Natural Foods, Inc.*	24,500	446,145
Village Super Market, Inc., Class A	4,100	113,652
Weis Markets, Inc.	5,600	280,672

		29,149,934

Food Products (1.4%)
Alico, Inc.	1,400	43,624
B&G Foods, Inc. (x)	36,100	880,118
Bridgford Foods Corp.*	400	6,624
Calavo Growers, Inc.	8,400	528,444
Cal-Maine Foods, Inc.*	18,200	809,536
Darling Ingredients, Inc.*	80,922	1,992,300
Farmer Bros Co.*	6,100	44,774
Fresh Del Monte Produce, Inc.	17,800	438,236
Freshpet, Inc.*	183,386	15,342,073
Hostess Brands, Inc.*	57,800	706,316
J & J Snack Foods Corp.	9,100	1,156,883
John B Sanfilippo & Son, Inc.	3,900	332,787
Lancaster Colony Corp.	9,700	1,503,403
Landec Corp.*	11,100	88,356
Limoneira Co.	6,000	86,940
Sanderson Farms, Inc.	9,800	1,135,722
Seneca Foods Corp., Class A*	2,400	81,144
Simply Good Foods Co. (The)*	40,700	756,206
Tootsie Roll Industries, Inc.	7,972	273,200

		26,206,686

Household Products (0.1%)
Central Garden & Pet Co.*	5,400	194,346
Central Garden & Pet Co., Class A*	19,300	652,147
Oil-Dri Corp. of America	1,700	58,990
WD-40 Co.	7,000	1,388,100

		2,293,583

Personal Products (0.2%)
BellRing Brands, Inc., Class A*	18,505	368,990
Edgewell Personal Care Co.*	25,400	791,464
elf Beauty, Inc.*	15,700	299,399
Inter Parfums, Inc.	8,400	404,460
Lifevantage Corp.*	5,500	74,360
Medifast, Inc. (x)	5,100	707,727
Nature’s Sunshine Products, Inc.*	9,000	81,090
Revlon, Inc., Class A (x)*	10,200	100,980
USANA Health Sciences, Inc.*	7,400	543,382
Veru, Inc.*	15,200	50,768

		3,422,620

Tobacco (0.1%)
Turning Point Brands, Inc. (x)	8,200	204,262
Universal Corp.	12,000	510,120
Vector Group Ltd.	60,794	611,588

		1,325,970

Total Consumer Staples		65,241,318

Energy (1.1%)
Energy Equipment & Services (0.4%)
Archrock, Inc.	62,200	403,678
Aspen Aerogels, Inc.*	2,500	16,450
Bristow Group, Inc.*	5,233	72,896
Cactus, Inc., Class A	18,000	371,340
ChampionX Corp.*	92,600	903,776
DMC Global, Inc.	6,500	179,400
Dril-Quip, Inc.*	18,400	548,136
Exterran Corp.*	21,800	117,502
Frank’s International NV*	66,200	147,626
Helix Energy Solutions Group, Inc.*	75,800	263,026
Liberty Oilfield Services, Inc., Class A	30,100	164,948
Matrix Service Co.*	15,100	146,772
Nabors Industries Ltd. (x)	11,971	443,166
National Energy Services Reunited Corp.*	19,700	135,536
Newpark Resources, Inc.*	69,600	155,208
NexTier Oilfield Solutions, Inc.*	80,992	198,430
Oceaneering International, Inc.*	46,600	297,774
Oil States International, Inc.*	55,600	264,100
Patterson-UTI Energy, Inc.	91,300	316,811
ProPetro Holding Corp.*	32,600	167,564
RPC, Inc.*	64,000	197,120
SEACOR Holdings, Inc.*	10,000	283,200
Select Energy Services, Inc., Class A*	33,400	163,660
Solaris Oilfield Infrastructure, Inc., Class A	25,300	187,726
Tidewater, Inc.*	25,450	142,266
Transocean Ltd.*	291,400	533,262
US Silica Holdings, Inc.	61,700	222,737

		7,044,110

Oil, Gas & Consumable Fuels (0.7%)
Antero Resources Corp.*	120,900	307,086
Arch Resources, Inc. (x)	10,700	303,987
Ardmore Shipping Corp.	6,700	29,078
Berry Corp.	18,200	87,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Bonanza Creek Energy, Inc.*	11,500	$170,430
Brigham Minerals, Inc., Class A	15,200	187,720
California Resources Corp. (x)*	20,200	24,644
Clean Energy Fuels Corp.*	76,500	169,830
CNX Resources Corp.*	90,200	780,230
Comstock Resources, Inc.*	38,400	168,192
CONSOL Energy, Inc.*	13,200	66,924
Contango Oil & Gas Co. (x)*	25,000	57,250
CVR Energy, Inc.	13,900	279,529
Delek US Holdings, Inc.	36,623	637,606
DHT Holdings, Inc.	41,900	214,947
Diamond S Shipping, Inc., Class S*	22,000	175,780
Dorian LPG Ltd.*	21,115	163,430
Energy Fuels, Inc. (x)*	29,900	45,149
Evolution Petroleum Corp.	8,100	22,680
Falcon Minerals Corp. (x)	3,900	12,480
Frontline Ltd.	58,800	410,424
Golar LNG Ltd. (x)*	46,400	335,936
Goodrich Petroleum Corp.*	100	720
Green Plains, Inc. (x)*	17,900	182,848
Gulfport Energy Corp. (x)*	82,400	89,816
International Seaways, Inc.	10,500	171,570
Kosmos Energy Ltd.	200,900	333,494
Magnolia Oil & Gas Corp., Class A*	46,900	284,214
Matador Resources Co. (x)*	49,800	423,300
Montage Resources Corp.*	639	2,524
NACCO Industries, Inc., Class A	500	11,650
NextDecade Corp. (x)*	3,900	8,424
Nordic American Tankers Ltd. (x)	65,800	267,148
Overseas Shipholding Group, Inc., Class A*	13,100	24,366
Ovintiv, Inc.	130,400	1,245,320
Par Pacific Holdings, Inc.*	19,700	177,103
PBF Energy, Inc., Class A	48,100	492,544
PDC Energy, Inc.*	48,211	599,745
Peabody Energy Corp.	65,300	188,064
Penn Virginia Corp.*	6,600	62,898
PrimeEnergy Resources Corp.*	100	7,109
Range Resources Corp.	106,700	600,721
Renewable Energy Group, Inc.*	14,700	364,266
REX American Resources Corp.*	2,900	201,173
Scorpio Tankers, Inc.	21,976	281,513
SFL Corp. Ltd.	37,200	345,588
SM Energy Co.	52,000	195,000
Southwestern Energy Co.*	278,000	711,680
Talos Energy, Inc.*	21,600	198,720
Tellurian, Inc. (x)*	187,200	215,280
Uranium Energy Corp. (x)*	10,900	9,567
W&T Offshore, Inc. (x)*	128,200	292,296
Whiting Petroleum Corp. (x)*	42,200	47,686
World Fuel Services Corp.	31,600	814,016

		13,501,601

Total Energy		20,545,711

Financials (10.7%)
Banks (4.4%)
1st Constitution Bancorp	1,500	18,600
1st Source Corp.	8,135	289,443
ACNB Corp.	2,700	70,686
Allegiance Bancshares, Inc.	8,600	218,354
Amalgamated Bank, Class A	11,600	146,624
Amerant Bancorp, Inc.*	8,000	120,320
American National Bankshares, Inc.	6,700	167,768
Ameris Bancorp	39,920	941,713
Ames National Corp.	8,860	174,896
Arrow Financial Corp.	5,518	164,050
Atlantic Capital Bancshares, Inc.*	10,500	127,680
Atlantic Union Bankshares Corp.	41,744	966,791
Auburn National BanCorp, Inc.	400	22,836
Banc of California, Inc.	22,400	242,592
BancFirst Corp.	8,200	332,674
Bancorp, Inc. (The)*	25,000	245,000
BancorpSouth Bank	57,400	1,305,276
Bank First Corp. (x)	2,600	166,660
Bank of Commerce Holdings	7,700	58,366
Bank of Marin Bancorp	5,480	182,648
Bank of NT Butterfield & Son Ltd. (The)	26,100	636,579
Bank of Princeton (The)	1,400	28,112
Bank7 Corp.	2,000	21,710
BankFinancial Corp.	13,800	115,920
BankUnited, Inc.	45,700	925,425
Bankwell Financial Group, Inc.	2,800	44,520
Banner Corp.	19,900	756,200
Bar Harbor Bankshares	6,100	136,579
Baycom Corp.*	4,000	51,640
BCB Bancorp, Inc.	6,900	64,032
Berkshire Hills Bancorp, Inc.	23,300	256,766
Boston Private Financial Holdings, Inc.	50,310	346,133
Bridge Bancorp, Inc.	8,000	182,720
Brookline Bancorp, Inc.	33,856	341,269
Bryn Mawr Bank Corp.	7,500	207,450
Business First Bancshares, Inc.	5,600	85,960
Byline Bancorp, Inc.	12,200	159,820
C&F Financial Corp.	1,600	53,200
Cadence Bancorp	63,051	558,632
California Bancorp, Inc.*	1,800	26,820
Cambridge Bancorp	2,600	154,024
Camden National Corp.	10,325	356,626
Capital Bancorp, Inc.*	2,200	23,540
Capital City Bank Group, Inc.	9,800	205,310
Capstar Financial Holdings, Inc.	8,000	96,000
Carter Bank & Trust	9,900	79,893
Cathay General Bancorp	37,801	994,166
CB Financial Services, Inc.	700	15,274
CBTX, Inc.	9,300	195,300
Central Pacific Financial Corp.	21,600	346,248
Central Valley Community Bancorp	5,300	81,567
Century Bancorp, Inc., Class A	1,900	147,668
Chemung Financial Corp.	1,400	38,220
ChoiceOne Financial Services, Inc. (x)	1,400	41,384
CIT Group, Inc.	49,200	1,019,916
Citizens & Northern Corp.	7,700	159,005
Citizens Holding Co.	700	17,500
City Holding Co.	7,300	475,741
Civista Bancshares, Inc.	7,200	110,880
CNB Financial Corp.	7,940	142,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Coastal Financial Corp.*	2,600	$37,752
Codorus Valley Bancorp, Inc.	2,728	37,728
Colony Bankcorp, Inc.	2,400	28,248
Columbia Banking System, Inc.	33,075	937,511
Community Bank System, Inc.	27,296	1,556,418
Community Bankers Trust Corp.	9,200	50,600
Community Financial Corp. (The)	1,600	39,040
Community Trust Bancorp, Inc.	7,900	258,804
ConnectOne Bancorp, Inc.	14,700	236,964
County Bancorp, Inc.	700	14,651
CrossFirst Bankshares, Inc.*	21,400	209,292
Customers Bancorp, Inc.*	18,500	222,370
CVB Financial Corp.	62,000	1,161,880
Delmar Bancorp	1,900	12,483
Dime Community Bancshares, Inc.	16,000	219,680
Eagle Bancorp Montana, Inc.	900	15,642
Eagle Bancorp, Inc.	17,930	587,208
Enterprise Bancorp, Inc.	2,700	64,314
Enterprise Financial Services Corp.	15,490	482,049
Equity Bancshares, Inc., Class A*	7,900	137,776
Esquire Financial Holdings, Inc.*	2,100	35,490
Evans Bancorp, Inc.	1,700	39,542
Farmers & Merchants Bancorp, Inc.	2,600	55,224
Farmers National Banc Corp.	12,500	148,250
FB Financial Corp.	9,400	232,838
Fidelity D&D Bancorp, Inc. (x)	1,400	67,326
Financial Institutions, Inc.	6,200	115,382
First Bancorp (Nasdaq Stock Exchange)	17,188	431,075
First Bancorp (Quotrix Stock Exchange)	100,800	563,472
First Bancorp, Inc. (The)	5,640	122,388
First Bancshares, Inc. (The)	8,400	189,000
First Bank	4,100	26,732
First Busey Corp.	26,331	491,073
First Business Financial Services, Inc.	2,900	47,705
First Capital, Inc. (x)	1,200	83,364
First Choice Bancorp	3,300	54,054
First Commonwealth Financial Corp.	59,700	494,316
First Community Bankshares, Inc.	9,100	204,295
First Community Corp. (x)	1,000	15,150
First Financial Bancorp	48,365	671,790
First Financial Bankshares, Inc. (x)	71,900	2,077,191
First Financial Corp.	6,000	221,040
First Foundation, Inc.	14,400	235,296
First Guaranty Bancshares, Inc.	1,560	19,079
First Internet Bancorp	5,200	86,424
First Interstate BancSystem, Inc., Class A	21,189	656,011
First Merchants Corp.	28,627	789,246
First Mid Bancshares, Inc.	6,200	162,626
First Midwest Bancorp, Inc.	70,400	939,840
First Northwest Bancorp	1,900	23,598
First of Long Island Corp. (The)	10,300	168,302
First Savings Financial Group, Inc.	300	12,999
First United Corp.	1,100	14,674
First Western Financial, Inc.*	900	12,825
Flushing Financial Corp.	18,450	212,544
FNCB Bancorp, Inc.	4,000	23,000
Franklin Financial Network, Inc.	7,900	203,425
Franklin Financial Services Corp.	1,700	44,030
Fulton Financial Corp.	81,500	858,195
FVCBankcorp, Inc.*	4,500	48,420
German American Bancorp, Inc.	16,050	499,155
Glacier Bancorp, Inc.	47,730	1,684,392
Great Southern Bancorp, Inc.	5,100	205,836
Great Western Bancorp, Inc.	30,800	423,808
Guaranty Bancshares, Inc.	4,000	103,480
Hancock Whitney Corp.	44,002	932,842
Hanmi Financial Corp.	22,738	220,786
HarborOne Bancorp, Inc.*	24,715	211,066
Hawthorn Bancshares, Inc.	1,552	30,559
HBT Financial, Inc.	4,400	58,652
Heartland Financial USA, Inc.	17,055	570,319
Heritage Commerce Corp.	25,700	192,879
Heritage Financial Corp.	17,866	357,320
Hilltop Holdings, Inc.	34,099	629,127
Home BancShares, Inc.	75,875	1,166,958
HomeTrust Bancshares, Inc.	9,600	153,600
Hope Bancorp, Inc.	66,285	611,148
Horizon Bancorp, Inc.	19,400	207,386
Howard Bancorp, Inc.*	7,200	76,464
IBERIABANK Corp.	24,248	1,104,254
Independent Bank Corp./MA	18,323	1,229,290
Independent Bank Corp./MI	11,800	175,230
Independent Bank Group, Inc.	18,230	738,680
International Bancshares Corp.	28,700	918,974
Investar Holding Corp.	4,200	60,900
Investors Bancorp, Inc.	135,172	1,148,962
Lakeland Bancorp, Inc.	20,010	228,714
Lakeland Financial Corp.	15,855	738,684
Landmark Bancorp, Inc.	700	17,297
LCNB Corp.	5,100	81,396
Level One Bancorp, Inc.	1,200	20,088
Limestone Bancorp, Inc.*	900	11,835
Live Oak Bancshares, Inc.	14,400	208,944
Macatawa Bank Corp.	11,900	93,058
Mackinac Financial Corp.	2,500	25,925
MainStreet Bancshares, Inc.*	2,200	29,040
Mercantile Bank Corp.	7,500	169,500
Meridian Corp.*	900	14,265
Metrocity Bankshares, Inc. (x)	5,200	74,516
Metropolitan Bank Holding Corp.*	4,000	128,320
Mid Penn Bancorp, Inc.	2,100	38,703
Middlefield Banc Corp.	700	14,525
Midland States Bancorp, Inc.	11,300	168,935
MidWestOne Financial Group, Inc.	5,600	112,000
MVB Financial Corp.	2,600	34,580
National Bank Holdings Corp., Class A	19,800	534,600
National Bankshares, Inc.	3,900	111,540
NBT Bancorp, Inc.	24,195	744,238
Nicolet Bankshares, Inc.*	3,800	208,240
Northeast Bank	3,900	68,445
Northrim BanCorp, Inc.	3,700	93,018
Norwood Financial Corp.	1,400	34,706
Oak Valley Bancorp	600	7,608
OceanFirst Financial Corp.	24,343	429,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
OFG Bancorp	26,100	$348,957
Ohio Valley Banc Corp.	1,200	27,060
Old National Bancorp	80,280	1,104,653
Old Second Bancorp, Inc.	15,900	123,702
Origin Bancorp, Inc.	13,400	294,800
Orrstown Financial Services, Inc.	3,400	50,150
Pacific Premier Bancorp, Inc.	49,850	1,080,748
Park National Corp.	6,450	453,951
Parke Bancorp, Inc.	4,631	62,750
PCB Bancorp	4,200	43,260
Peapack-Gladstone Financial Corp.	8,900	166,697
Penns Woods Bancorp, Inc.	3,310	75,170
Peoples Bancorp of North Carolina, Inc.	1,030	18,200
Peoples Bancorp, Inc.	8,500	180,880
Peoples Financial Services Corp.	2,200	84,018
People’s Utah Bancorp	5,900	132,573
Plumas Bancorp	700	15,484
Preferred Bank	5,300	227,105
Premier Financial Bancorp, Inc.	5,700	73,074
Professional Holding Corp., Class A*	3,400	47,192
QCR Holdings, Inc.	6,900	215,142
RBB Bancorp	8,200	111,930
Red River Bancshares, Inc.	2,000	87,780
Reliant Bancorp, Inc.	3,900	63,531
Renasant Corp.	26,500	659,850
Republic Bancorp, Inc., Class A	5,100	166,821
Republic First Bancorp, Inc.*	19,800	48,312
Richmond Mutual BanCorp, Inc.	2,600	29,224
S&T Bancorp, Inc.	21,059	493,834
Salisbury Bancorp, Inc.	500	20,495
Sandy Spring Bancorp, Inc.	22,941	568,478
SB Financial Group, Inc.	1,000	16,620
SB One Bancorp	3,500	68,950
Seacoast Banking Corp. of Florida*	27,000	550,800
Select Bancorp, Inc.*	6,300	51,282
ServisFirst Bancshares, Inc.	24,400	872,544
Shore Bancshares, Inc.	4,000	44,360
Sierra Bancorp	7,000	132,160
Silvergate Capital Corp., Class A (x)*	7,500	105,000
Simmons First National Corp., Class A	48,718	833,565
SmartFinancial, Inc.	4,500	72,810
South Plains Financial, Inc.	3,300	46,992
South State Corp.	39,050	1,861,123
Southern First Bancshares, Inc.*	4,000	110,840
Southern National Bancorp of Virginia, Inc.	9,800	94,962
Southside Bancshares, Inc.	14,736	408,482
Spirit of Texas Bancshares, Inc.*	6,500	80,015
Stock Yards Bancorp, Inc.	12,150	488,430
Summit Financial Group, Inc.	3,700	60,976
SVB Financial Group*	41,506	8,945,788
Texas Capital Bancshares, Inc.*	25,200	777,924
Tompkins Financial Corp.	7,351	476,124
Towne Bank	29,009	546,530
TriCo Bancshares	10,782	328,312
TriState Capital Holdings, Inc.*	14,300	224,653
Triumph Bancorp, Inc.*	14,300	347,061
Trustmark Corp.	34,720	851,334
UMB Financial Corp.	23,460	1,209,363
United Bankshares, Inc.	61,102	1,690,081
United Community Banks, Inc.	36,600	736,392
United Security Bancshares	3,700	24,753
Unity Bancorp, Inc.	1,700	24,310
Univest Financial Corp.	12,938	208,819
Valley National Bancorp	204,577	1,599,792
Veritex Holdings, Inc.	24,420	432,234
Washington Trust Bancorp, Inc.	9,700	317,675
WesBanco, Inc.	31,975	649,412
West BanCorp, Inc.	8,700	152,163
Westamerica Bancorp	13,500	775,170

		84,318,307

Capital Markets (2.2%)
Ares Management Corp.	288,931	11,470,561
Artisan Partners Asset Management, Inc., Class A	27,100	880,750
Assetmark Financial Holdings, Inc.*	7,800	212,862
Associated Capital Group, Inc., Class A	4,530	166,206
B Riley Financial, Inc.	9,300	202,368
BGC Partners, Inc., Class A	151,900	416,206
Blucora, Inc.*	19,800	226,116
Brightsphere Investment Group, Inc.	40,100	499,646
Cohen & Steers, Inc.	11,366	773,456
Cowen, Inc., Class A	15,700	254,497
Diamond Hill Investment Group, Inc.	1,700	193,239
Donnelley Financial Solutions, Inc.*	19,800	166,320
Federated Hermes, Inc., Class B	45,700	1,083,090
Focus Financial Partners, Inc., Class A*	21,027	694,942
GAIN Capital Holdings, Inc. (x)	33,600	202,272
GAMCO Investors, Inc., Class A	6,930	92,238
Greenhill & Co., Inc.	15,800	157,842
Hamilton Lane, Inc., Class A	10,100	680,437
Houlihan Lokey, Inc.	22,100	1,229,644
INTL. FCStone, Inc.*	10,900	599,500
Moelis & Co., Class A	25,500	794,580
Oppenheimer Holdings, Inc., Class A	8,000	174,320
Piper Sandler Cos.	8,000	473,280
PJT Partners, Inc., Class A	162,236	8,329,196
Pzena Investment Management, Inc., Class A	13,900	75,616
Safeguard Scientifics, Inc.	10,730	75,110
Sculptor Capital Management, Inc.	12,800	165,504
Siebert Financial Corp. (x)*	3,900	19,734
Silvercrest Asset Management Group, Inc., Class A	2,200	27,962
Stifel Financial Corp.	33,125	1,571,119
Tradeweb Markets, Inc., Class A	150,402	8,744,372
Value Line, Inc.	500	13,495
Virtus Investment Partners, Inc.	2,895	336,660
Waddell & Reed Financial, Inc., Class A	41,500	643,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Westwood Holdings Group, Inc.	6,600	$103,950
WisdomTree Investments, Inc.	64,600	224,162

		41,974,917

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	700	7,238
Curo Group Holdings Corp.	29,000	236,930
Encore Capital Group, Inc.*	17,050	582,769
Enova International, Inc.*	15,600	231,972
EZCORP, Inc., Class A*	36,600	230,580
FirstCash, Inc.	20,304	1,370,114
Green Dot Corp., Class A*	25,200	1,236,816
LendingClub Corp.*	49,440	224,952
Navient Corp.	95,400	670,662
Nelnet, Inc., Class A	10,450	498,883
Oportun Financial Corp.*	12,200	163,968
PRA Group, Inc.*	26,460	1,022,944
Regional Management Corp.*	8,900	157,619
World Acceptance Corp. (x)*	3,220	210,974

		6,846,421

Diversified Financial Services (0.1%)
Alerus Financial Corp. (x)	3,000	59,280
A-Mark Precious Metals, Inc.*	1,100	20,955
Banco Latinoamericano de Comercio Exterior SA, Class E	16,220	186,530
Cannae Holdings, Inc.*	42,200	1,734,420
GWG Holdings, Inc. (x)*	2,100	16,107
Marlin Business Services Corp.	12,200	103,212
SWK Holdings Corp.*	1,000	11,980

		2,132,484

Insurance (2.2%)
Ambac Financial Group, Inc.*	32,500	465,400
American Equity Investment Life Holding Co.	47,380	1,170,760
AMERISAFE, Inc.	8,790	537,596
Argo Group International Holdings Ltd.	16,910	588,975
Benefytt Technologies, Inc., Class A (x)*	9,700	198,462
BRP Group, Inc., Class A*	11,400	196,878
Citizens, Inc. (x)*	25,500	152,745
CNO Financial Group, Inc.	69,400	1,080,558
Crawford & Co., Class A	6,500	51,285
Donegal Group, Inc., Class A	10,000	142,200
eHealth, Inc.*	96,928	9,522,207
Employers Holdings, Inc.	18,300	551,745
Enstar Group Ltd.*	5,950	908,981
FBL Financial Group, Inc., Class A	5,300	190,217
FedNat Holding Co.	8,800	97,416
Genworth Financial, Inc., Class A*	262,800	607,068
Global Indemnity Ltd.	6,850	163,989
Goosehead Insurance, Inc., Class A*	157,660	11,849,726
Greenlight Capital Re Ltd., Class A (x)*	26,316	171,580
HCI Group, Inc.	4,500	207,810
Heritage Insurance Holdings, Inc.	15,700	205,513
Horace Mann Educators Corp.	18,310	672,526
Independence Holding Co.	2,000	61,180
Investors Title Co.	900	109,188
James River Group Holdings Ltd.	14,500	652,500
Kinsale Capital Group, Inc.	10,100	1,567,621
MBIA, Inc.*	34,600	250,850
National General Holdings Corp.	41,800	903,298
National Western Life Group, Inc., Class A	1,230	249,924
NI Holdings, Inc.*	5,400	79,758
Palomar Holdings, Inc.*	11,600	994,816
ProAssurance Corp.	25,000	361,750
ProSight Global, Inc.*	4,500	40,050
Protective Insurance Corp., Class B	6,487	97,759
RLI Corp.	19,700	1,617,370
Safety Insurance Group, Inc.	8,350	636,771
Selective Insurance Group, Inc.	28,840	1,521,022
State Auto Financial Corp.	7,500	133,875
Stewart Information Services Corp.	12,600	409,626
Third Point Reinsurance Ltd.*	30,200	226,802
Tiptree, Inc.	6,300	40,635
Trupanion, Inc. (x)*	19,500	832,455
United Fire Group, Inc.	9,100	252,161
United Insurance Holdings Corp.	14,600	114,172
Universal Insurance Holdings, Inc.	19,000	337,250
Vericity, Inc.	200	2,126
Watford Holdings Ltd.*	8,400	140,196

		41,366,792

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
Anworth Mortgage Asset Corp. (REIT)	105,200	178,840
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	692,076
Arbor Realty Trust, Inc. (REIT)	51,400	474,936
Ares Commercial Real Estate Corp. (REIT)	25,600	233,472
Arlington Asset Investment Corp. (REIT), Class A	53,100	157,707
ARMOUR Residential REIT, Inc. (REIT)	37,416	351,336
Blackstone Mortgage Trust, Inc. (REIT), Class A	68,700	1,654,983
Broadmark Realty Capital, Inc. (REIT) (x)	64,100	607,027
Capstead Mortgage Corp. (REIT)	34,510	189,460
Cherry Hill Mortgage Investment Corp. (REIT)	21,793	196,573
Chimera Investment Corp. (REIT)	95,600	918,716
Colony Credit Real Estate, Inc. (REIT)	41,400	290,628
Dynex Capital, Inc. (REIT) (x)	15,933	227,842
Ellington Financial, Inc. (REIT)	21,700	255,626
Ellington Residential Mortgage REIT (REIT) (x)	3,600	37,080
Granite Point Mortgage Trust, Inc. (REIT)	49,300	353,974
Great Ajax Corp. (REIT)	18,255	167,946
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,100	970,486
Invesco Mortgage Capital, Inc. (REIT) (x)	81,075	303,221
KKR Real Estate Finance Trust, Inc. (REIT)	14,400	238,752
Ladder Capital Corp. (REIT)	54,887	444,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
MFA Financial, Inc. (REIT) (x)	226,100	$562,989
New York Mortgage Trust, Inc. (REIT)	170,600	445,266
Orchid Island Capital, Inc. (REIT) (x)	47,000	221,370
PennyMac Mortgage Investment Trust (REIT)	58,563	1,026,609
Ready Capital Corp. (REIT)	29,033	252,297
Redwood Trust, Inc. (REIT)	57,300	401,100
TPG RE Finance Trust, Inc. (REIT)	30,500	262,300
Two Harbors Investment Corp. (REIT)	136,500	687,960
Western Asset Mortgage Capital Corp. (REIT) (x)	83,300	228,242

		13,033,399

Thrifts & Mortgage Finance (0.8%)
Axos Financial, Inc.*	27,000	596,160
Bogota Financial Corp.*	1,100	9,614
Bridgewater Bancshares, Inc.*	8,000	82,000
Capitol Federal Financial, Inc.	60,600	667,206
Columbia Financial, Inc.*	23,400	326,547
ESSA Bancorp, Inc.	3,600	50,112
Essent Group Ltd.	53,300	1,933,191
Federal Agricultural Mortgage Corp., Class C	3,700	236,837
Flagstar Bancorp, Inc.	18,900	556,227
FS Bancorp, Inc.	2,200	84,854
Greene County Bancorp, Inc.	500	11,150
Hingham Institution For Savings (The)	1,000	167,780
Home Bancorp, Inc.	3,400	90,950
HomeStreet, Inc.	10,800	265,788
Kearny Financial Corp.	53,184	435,045
Luther Burbank Corp.	15,400	154,000
Merchants Bancorp	7,600	140,524
Meridian Bancorp, Inc.	30,100	349,160
Meta Financial Group, Inc.	17,100	310,707
MMA Capital Holdings, Inc.*	1,700	39,304
Mr Cooper Group, Inc.*	35,361	439,891
NMI Holdings, Inc., Class A*	29,400	472,752
Northfield Bancorp, Inc.	22,558	259,868
Northwest Bancshares, Inc.	55,870	571,271
Oconee Federal Financial Corp.	300	7,731
OP Bancorp	3,400	23,460
PCSB Financial Corp.	8,200	103,976
PDL Community Bancorp*	2,200	22,396
PennyMac Financial Services, Inc.	23,100	965,349
Pioneer Bancorp, Inc.*	1,800	16,470
Premier Financial Corp.	14,994	264,944
Provident Bancorp, Inc.	5,208	40,935
Provident Financial Holdings, Inc.	1,600	21,456
Provident Financial Services, Inc.	31,600	456,620
Prudential Bancorp, Inc.	3,300	39,732
Radian Group, Inc.	98,666	1,530,309
Riverview Bancorp, Inc.	8,300	46,895
Security National Financial Corp., Class A*	1,600	10,792
Southern Missouri Bancorp, Inc.	3,600	87,480
Standard AVB Financial Corp. (x)	800	18,560
Sterling Bancorp, Inc.	11,400	40,812
Territorial Bancorp, Inc.	6,200	147,498
Timberland Bancorp, Inc.	2,800	50,988
TrustCo Bank Corp.	58,200	368,406
Walker & Dunlop, Inc.	14,500	736,745
Washington Federal, Inc.	34,900	936,716
Waterstone Financial, Inc.	12,300	182,409
Western New England Bancorp, Inc.	10,100	58,479
WSFS Financial Corp.	23,171	665,008

		15,095,104

Total Financials		204,767,424

Health Care (23.2%)
Biotechnology (11.3%)
89bio, Inc. (x)*	3,900	77,727
Abeona Therapeutics, Inc.*	58,900	171,693
ADC Therapeutics SA (x)*	78,016	3,651,929
ADMA Biologics, Inc. (x)*	76,400	223,852
Aduro Biotech, Inc.*	53,200	122,892
Adverum Biotechnologies, Inc.*	36,400	760,032
Aeglea BioTherapeutics, Inc.*	12,100	111,925
Affimed NV*	42,400	195,676
Agenus, Inc. (x)*	71,700	281,781
Aimmune Therapeutics, Inc. (x)*	27,200	454,512
Akcea Therapeutics, Inc. (x)*	12,400	169,880
Akebia Therapeutics, Inc.*	59,423	806,964
Akero Therapeutics, Inc.*	7,900	196,868
Albireo Pharma, Inc. (x)*	6,900	182,781
Alector, Inc.*	23,100	564,564
Allakos, Inc. (x)*	12,100	869,506
Allogene Therapeutics, Inc.*	158,411	6,783,159
Amicus Therapeutics, Inc.*	130,500	1,967,940
AnaptysBio, Inc.*	7,900	176,486
Anavex Life Sciences Corp. (x)*	38,200	187,944
Anika Therapeutics, Inc.*	6,600	249,018
Apellis Pharmaceuticals, Inc.*	28,500	930,810
Applied Genetic Technologies Corp.*	4,200	23,268
Applied Therapeutics, Inc. (x)*	5,600	202,440
Aprea Therapeutics, Inc.*	7,000	271,460
Aptinyx, Inc.*	3,200	13,344
Aravive, Inc. (x)*	1,200	13,968
Arcturus Therapeutics Holdings, Inc.*	6,500	303,810
Arcus Biosciences, Inc.*	14,700	363,678
Arcutis Biotherapeutics, Inc.*	5,500	166,320
Ardelyx, Inc.*	27,700	191,684
Arena Pharmaceuticals, Inc.*	110,204	6,937,342
Arrowhead Pharmaceuticals, Inc.*	51,500	2,224,285
Ascendis Pharma A/S (ADR)*	39,752	5,879,321
Assembly Biosciences, Inc.*	11,200	261,184
Atara Biotherapeutics, Inc.*	29,500	429,815
Athenex, Inc.*	37,800	520,128
Athersys, Inc. (x)*	78,300	216,108
Atreca, Inc., Class A*	8,700	185,136
AVEO Pharmaceuticals, Inc.*	12,500	64,375
Avid Bioservices, Inc.*	31,900	209,423
Avrobio, Inc.*	11,100	193,695
Axcella Health, Inc.*	3,300	18,249
Beam Therapeutics, Inc.*	10,300	288,400
BeiGene Ltd. (ADR)*	26,693	5,028,961
Beyondspring, Inc. (x)*	11,100	167,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
BioCryst Pharmaceuticals, Inc.*	77,400	$368,811
Biohaven Pharmaceutical Holding Co. Ltd.*	113,455	8,294,695
BioSpecifics Technologies Corp.*	3,200	196,096
Bioxcel Therapeutics, Inc.*	5,300	280,953
Black Diamond Therapeutics, Inc.*	5,200	219,232
Blueprint Medicines Corp.*	109,207	8,518,146
BrainStorm Cell Therapeutics, Inc.*	16,300	182,723
Bridgebio Pharma, Inc. (x)*	34,291	1,118,230
Cabaletta Bio, Inc.*	3,300	36,762
Calithera Biosciences, Inc.*	32,600	172,128
Calyxt, Inc. (x)*	10,900	53,737
CareDx, Inc.*	23,500	832,605
CASI Pharmaceuticals, Inc. (x)*	31,100	77,750
Castle Biosciences, Inc.*	5,900	222,371
Catabasis Pharmaceuticals, Inc.*	2,000	12,860
Catalyst Biosciences, Inc.*	4,800	28,176
Catalyst Pharmaceuticals, Inc.*	57,600	266,112
Cellular Biomedicine Group, Inc. (x)*	6,700	100,299
CEL-SCI Corp. (x)*	17,800	265,576
Centogene NV*	2,000	45,760
Checkpoint Therapeutics, Inc.*	9,100	18,018
ChemoCentryx, Inc.*	22,200	1,277,388
Chimerix, Inc.*	57,100	177,010
Cidara Therapeutics, Inc.*	2,000	7,380
Clovis Oncology, Inc. (x)*	28,400	191,700
Cohbar, Inc. (m)(x)*	1,600	2,480
Coherus Biosciences, Inc.*	369,007	6,590,465
Concert Pharmaceuticals, Inc.*	15,800	157,210
Constellation Pharmaceuticals, Inc.*	13,500	405,675
ContraFect Corp. (x)*	5,200	33,228
Corbus Pharmaceuticals Holdings, Inc. (x)*	27,400	229,886
Cortexyme, Inc. (x)*	7,800	361,140
Crinetics Pharmaceuticals, Inc.*	11,600	203,232
Cue Biopharma, Inc.*	13,800	338,238
Cyclerion Therapeutics, Inc.*	17,980	106,262
Cytokinetics, Inc.*	24,000	565,680
CytomX Therapeutics, Inc.*	21,200	176,596
Deciphera Pharmaceuticals, Inc.*	124,187	7,416,448
Denali Therapeutics, Inc.*	31,300	756,834
DermTech, Inc.*	1,400	18,522
Dicerna Pharmaceuticals, Inc.*	32,400	822,960
Dyadic International, Inc.*	7,500	64,950
Dynavax Technologies Corp.*	44,600	395,602
Eagle Pharmaceuticals, Inc.*	5,200	249,496
Editas Medicine, Inc.*	27,600	816,408
Eidos Therapeutics, Inc.*	6,100	290,787
Eiger BioPharmaceuticals, Inc.*	18,500	177,600
Emergent BioSolutions, Inc.*	24,400	1,929,552
Enanta Pharmaceuticals, Inc.*	7,900	396,659
Enochian Biosciences, Inc. (x)*	14,300	60,203
Epizyme, Inc.*	54,200	870,452
Esperion Therapeutics, Inc. (x)*	13,300	682,423
Evelo Biosciences, Inc. (x)*	5,500	26,950
Exicure, Inc.*	12,200	29,768
Fate Therapeutics, Inc.*	32,200	1,104,782
Fennec Pharmaceuticals, Inc.*	2,200	18,370
FibroGen, Inc.*	42,600	1,726,578
Five Prime Therapeutics, Inc.*	27,400	167,140
Flexion Therapeutics, Inc.*	17,900	235,385
Fortress Biotech, Inc.*	18,800	50,384
Frequency Therapeutics, Inc. (x)*	14,000	325,500
G1 Therapeutics, Inc.*	15,700	380,882
Galectin Therapeutics, Inc. (x)*	13,500	41,310
Galera Therapeutics, Inc.*	1,800	12,852
Genprex, Inc. (x)*	20,500	64,370
Geron Corp. (x)*	114,500	249,610
GlycoMimetics, Inc.*	35,700	134,232
Gossamer Bio, Inc.*	199,431	2,592,603
Gritstone Oncology, Inc. (x)*	19,400	128,816
Halozyme Therapeutics, Inc.*	67,700	1,815,037
Harpoon Therapeutics, Inc.*	8,300	137,780
Heron Therapeutics, Inc.*	43,700	642,827
Homology Medicines, Inc.*	11,500	174,685
Hookipa Pharma, Inc.*	4,100	47,642
iBio, Inc. (x)*	88,100	195,582
Ideaya Biosciences, Inc.*	11,100	157,731
IGM Biosciences, Inc. (x)*	3,500	255,500
Immunic, Inc. (x)*	3,900	47,268
ImmunoGen, Inc.*	106,300	488,980
Immunovant, Inc.*	5,800	141,230
Inovio Pharmaceuticals, Inc. (x)*	71,700	1,932,315
Insmed, Inc.*	50,400	1,388,016
Intellia Therapeutics, Inc. (x)*	22,500	472,950
Intercept Pharmaceuticals, Inc.*	11,700	560,547
Invitae Corp. (x)*	57,500	1,741,675
Ironwood Pharmaceuticals, Inc.*	72,800	751,296
IVERIC bio, Inc.*	40,600	207,060
Jounce Therapeutics, Inc.*	29,300	202,170
Kadmon Holdings, Inc.*	105,500	540,160
KalVista Pharmaceuticals, Inc.*	12,100	146,410
Karuna Therapeutics, Inc.*	7,700	858,242
Karyopharm Therapeutics, Inc. (x)*	43,400	821,996
Keros Therapeutics, Inc.*	2,900	108,779
Kezar Life Sciences, Inc.*	34,100	176,638
Kindred Biosciences, Inc.*	21,600	96,984
Kiniksa Pharmaceuticals Ltd., Class A*	9,900	252,252
Kodiak Sciences, Inc.*	13,200	714,384
Krystal Biotech, Inc.*	4,900	202,958
Kura Oncology, Inc.*	26,400	430,320
La Jolla Pharmaceutical Co. (x)*	35,200	149,952
Legend Biotech Corp. (ADR)*	97,434	4,146,791
Lexicon Pharmaceuticals, Inc. (x)*	70,642	140,931
Ligand Pharmaceuticals, Inc. (x)*	9,450	1,056,983
LogicBio Therapeutics, Inc. (x)*	2,400	20,304
MacroGenics, Inc.*	24,700	689,624
Madrigal Pharmaceuticals, Inc.*	46,213	5,233,622
Magenta Therapeutics, Inc.*	20,400	153,204
MannKind Corp. (x)*	111,300	194,775
Marker Therapeutics, Inc. (x)*	24,500	50,715
MediciNova, Inc. (x)*	18,500	100,270
MEI Pharma, Inc.*	58,300	240,779
MeiraGTx Holdings plc*	12,300	153,996
Mersana Therapeutics, Inc.*	22,900	535,860
Minerva Neurosciences, Inc. (x)*	109,500	395,295
Mirati Therapeutics, Inc.*	18,300	2,089,311
Mirum Pharmaceuticals, Inc. (x)*	5,200	101,192
Molecular Templates, Inc.*	13,200	182,028
Momenta Pharmaceuticals, Inc.*	60,500	2,012,835
Morphic Holding, Inc. (x)*	7,300	197,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mustang Bio, Inc.*	18,000	$57,240
Myriad Genetics, Inc.*	38,100	432,054
NantKwest, Inc.*	24,700	303,316
Natera, Inc.*	34,800	1,735,128
Neoleukin Therapeutics, Inc. (x)*	10,700	177,620
Neubase Therapeutics, Inc. (x)*	4,300	37,754
NeuroBo Pharmaceuticals, Inc. (x)*	500	4,025
Neurocrine Biosciences, Inc.*	98,660	12,036,520
NextCure, Inc.*	128,634	2,757,913
Novavax, Inc. (x)*	29,000	2,417,150
Nymox Pharmaceutical Corp.*	8,000	28,400
Oncocyte Corp.*	15,800	30,178
OPKO Health, Inc. (x)*	204,200	696,322
Organogenesis Holdings, Inc.*	11,100	42,624
Orgenesis, Inc.*	1,700	10,336
ORIC Pharmaceuticals, Inc.*	5,000	168,650
Ovid therapeutics, Inc.*	21,800	160,666
Oyster Point Pharma, Inc. (x)*	5,300	153,064
Passage Bio, Inc.*	6,000	163,980
PDL BioPharma, Inc.*	82,900	241,239
Pfenex, Inc.*	18,900	157,815
PhaseBio Pharmaceuticals, Inc. (x)*	28,100	129,260
Pieris Pharmaceuticals, Inc.*	30,900	95,790
Portola Pharmaceuticals, Inc.*	38,200	687,218
Precigen, Inc. (x)*	55,800	278,442
Precision BioSciences, Inc. (x)*	24,200	201,586
Prevail Therapeutics, Inc. (x)*	11,400	169,860
Principia Biopharma, Inc.*	14,600	872,934
Protagonist Therapeutics, Inc.*	11,200	197,792
Protara Therapeutics, Inc.*	400	11,728
Prothena Corp. plc*	19,800	207,108
PTC Therapeutics, Inc.*	153,950	7,811,423
Puma Biotechnology, Inc.*	25,700	268,051
Radius Health, Inc.*	21,800	297,134
RAPT Therapeutics, Inc. (x)*	6,400	185,728
REGENXBIO, Inc.*	18,700	688,721
Replimune Group, Inc.*	8,200	203,770
Retrophin, Inc.*	16,000	326,560
REVOLUTION Medicines, Inc.*	8,100	255,717
Rhythm Pharmaceuticals, Inc.*	16,700	372,410
Rigel Pharmaceuticals, Inc.*	85,900	157,197
Rocket Pharmaceuticals, Inc.*	15,900	332,787
Rubius Therapeutics, Inc. (x)*	30,500	182,390
Sangamo Therapeutics, Inc.*	47,800	428,288
Sarepta Therapeutics, Inc.*	78,910	12,652,429
Savara, Inc. (x)*	28,000	69,720
Scholar Rock Holding Corp.*	9,200	167,532
Selecta Biosciences, Inc. (x)*	96,100	272,924
Seres Therapeutics, Inc.*	36,500	173,740
Soleno Therapeutics, Inc.*	17,300	38,406
Solid Biosciences, Inc. (x)*	29,000	84,970
Sorrento Therapeutics, Inc. (x)*	87,400	548,872
Spectrum Pharmaceuticals, Inc.*	56,000	189,280
Spero Therapeutics, Inc.*	7,206	97,497
SpringWorks Therapeutics, Inc.*	10,600	445,200
Stoke Therapeutics, Inc.*	8,600	204,938
Sutro Biopharma, Inc.*	5,900	45,784
Syndax Pharmaceuticals, Inc.*	11,500	170,430
Syros Pharmaceuticals, Inc.*	18,500	197,210
TCR2 Therapeutics, Inc.*	7,600	116,736
TG Therapeutics, Inc.*	43,400	845,432
Translate Bio, Inc. (x)*	25,200	451,584
Turning Point Therapeutics, Inc.*	104,296	6,736,479
Twist Bioscience Corp.*	14,900	674,970
Tyme Technologies, Inc. (x)*	17,100	22,743
Ultragenyx Pharmaceutical, Inc.*	133,312	10,427,665
UNITY Biotechnology, Inc. (x)*	21,300	184,884
UroGen Pharma Ltd. (x)*	8,700	227,244
Vanda Pharmaceuticals, Inc.*	21,603	247,138
Vaxart, Inc.*	43,500	384,975
VBI Vaccines, Inc. (x)*	138,700	429,970
Veracyte, Inc.*	21,600	559,440
Verastem, Inc.*	134,300	230,996
Vericel Corp.*	28,200	389,724
Viela Bio, Inc.*	10,000	433,200
Viking Therapeutics, Inc. (x)*	30,200	217,742
Vir Biotechnology, Inc. (x)*	179,072	7,336,580
Voyager Therapeutics, Inc.*	14,400	181,728
vTv Therapeutics, Inc., Class A (x)*	6,300	14,175
X4 Pharmaceuticals, Inc.*	4,100	38,212
XBiotech, Inc. (x)*	14,500	198,795
Xencor, Inc.*	27,600	893,964
XOMA Corp. (x)*	1,400	27,664
Y-mAbs Therapeutics, Inc.*	14,900	643,680
Zentalis Pharmaceuticals, Inc.*	6,000	288,120
ZIOPHARM Oncology, Inc. (x)*	73,065	239,653

		215,216,418

Health Care Equipment & Supplies (3.8%)
Accelerate Diagnostics, Inc. (x)*	18,000	272,880
Accuray, Inc.*	74,267	150,762
Alphatec Holdings, Inc.*	36,000	169,200
AngioDynamics, Inc.*	27,300	277,641
Antares Pharma, Inc.*	51,700	142,175
Apyx Medical Corp.*	5,600	31,080
Aspira Women’s Health, Inc.*	34,500	132,480
AtriCure, Inc.*	20,900	939,455
Atrion Corp.	700	445,907
Avanos Medical, Inc.*	25,500	749,445
Axogen, Inc.*	21,100	194,964
Axonics Modulation Technologies, Inc. (x)*	15,200	533,672
Bellerophon Therapeutics, Inc.*	2,300	28,865
Beyond Air, Inc.*	2,600	18,850
BioLife Solutions, Inc.*	10,800	176,580
BioSig Technologies, Inc. (x)*	25,600	184,320
Cantel Medical Corp.	18,900	835,947
Cardiovascular Systems, Inc.*	15,100	476,405
Cerus Corp.*	72,400	477,840
Chembio Diagnostics, Inc.*	38,300	124,475
Co-Diagnostics, Inc.*	16,400	317,340
CONMED Corp.	12,800	921,472
CryoLife, Inc.*	16,300	312,471
CryoPort, Inc. (x)*	16,700	505,175
Cutera, Inc.*	15,300	186,201
CytoSorbents Corp. (x)*	20,100	198,990
Electromed, Inc.*	1,200	18,468
FONAR Corp.*	500	10,685
GenMark Diagnostics, Inc.*	25,600	376,576
Glaukos Corp.*	21,076	809,740
Heska Corp.*	3,300	307,461
Inari Medical, Inc.*	87,098	4,219,027
Inogen, Inc.*	8,600	305,472
Insulet Corp.*	47,325	9,193,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Integer Holdings Corp.*	15,100	$1,103,055
IntriCon Corp.*	10,000	135,200
Invacare Corp.	28,300	180,271
iRadimed Corp.*	5,600	129,976
iRhythm Technologies, Inc.*	133,860	15,513,035
Lantheus Holdings, Inc.*	33,100	473,330
LeMaitre Vascular, Inc.	7,600	200,640
LivaNova plc*	23,600	1,135,868
Meridian Bioscience, Inc.*	24,400	568,276
Merit Medical Systems, Inc.*	27,375	1,249,669
Mesa Laboratories, Inc.	1,600	346,880
Milestone Scientific, Inc.*	5,300	10,335
Misonix, Inc.*	7,500	101,775
Natus Medical, Inc.*	16,700	364,394
Nemaura Medical, Inc. (x)*	800	7,400
Neogen Corp.*	25,533	1,981,361
Nevro Corp.*	16,700	1,995,149
NuVasive, Inc.*	26,800	1,491,688
OraSure Technologies, Inc.*	32,300	375,649
Orthofix Medical, Inc.*	12,500	400,000
OrthoPediatrics Corp.*	4,600	201,296
PAVmed, Inc. (x)*	12,000	25,320
Penumbra, Inc.*	59,129	10,573,448
Pulse Biosciences, Inc. (x)*	5,175	54,131
Quotient Ltd.*	25,100	185,740
Repro-Med Systems, Inc.*	10,300	92,494
Retractable Technologies, Inc.*	10,600	74,412
Rockwell Medical, Inc. (x)*	59,500	116,025
RTI Surgical Holdings, Inc.*	52,700	167,586
SeaSpine Holdings Corp.*	17,300	181,131
Shockwave Medical, Inc.*	11,856	561,619
SI-BONE, Inc.*	11,700	186,498
Sientra, Inc. (x)*	62,100	240,327
Silk Road Medical, Inc.*	65,385	2,738,978
Soliton, Inc. (x)*	15,800	122,924
STAAR Surgical Co.*	22,500	1,384,650
Stereotaxis, Inc. (x)*	9,800	43,708
Surmodics, Inc.*	5,400	233,496
Tactile Systems Technology, Inc.*	8,200	339,726
Tela Bio, Inc.*	500	6,480
TransMedics Group, Inc.*	11,200	200,704
Utah Medical Products, Inc.	1,800	159,516
Vapotherm, Inc.*	7,200	295,128
Varex Imaging Corp.*	18,300	277,245
Venus Concept, Inc. (x)*	700	2,443
ViewRay, Inc. (x)*	70,100	157,024
VolitionRX Ltd. (x)*	4,200	16,338
Wright Medical Group NV*	68,345	2,031,213
Zynex, Inc. (x)*	13,700	340,719

		72,819,645

Health Care Providers & Services (3.2%)
1Life Healthcare, Inc.*	10,100	366,832
AdaptHealth Corp. (x)*	3,500	56,350
Addus HomeCare Corp.*	6,900	638,664
Amedisys, Inc.*	79,160	15,716,426
American Renal Associates Holdings, Inc.*	18,100	118,012
AMN Healthcare Services, Inc.*	24,000	1,085,760
Apollo Medical Holdings, Inc. (x)*	10,600	174,900
Avalon GloboCare Corp. (x)*	10,900	20,710
BioTelemetry, Inc.*	19,000	858,610
Brookdale Senior Living, Inc.*	88,100	259,895
Catasys, Inc. (x)*	10,700	264,718
Community Health Systems, Inc.*	62,200	187,222
CorVel Corp.*	6,000	425,340
Covetrus, Inc.*	48,900	874,821
Cross Country Healthcare, Inc.*	26,100	160,776
Ensign Group, Inc. (The)	23,400	979,290
Enzo Biochem, Inc.*	50,200	112,448
Exagen, Inc. (x)*	2,100	26,061
Five Star Senior Living, Inc.*	1,100	4,290
Fulgent Genetics, Inc.*	9,500	152,000
Guardant Health, Inc.*	192,650	15,629,695
Hanger, Inc.*	16,800	278,208
HealthEquity, Inc.*	185,460	10,880,938
InfuSystem Holdings, Inc.*	2,900	33,466
Joint Corp. (The)*	10,400	158,808
LHC Group, Inc.*	14,973	2,610,093
Magellan Health, Inc.*	11,900	868,462
MEDNAX, Inc.*	41,300	706,230
National HealthCare Corp.	6,100	386,984
National Research Corp.	5,600	325,976
Option Care Health, Inc.*	14,150	196,402
Owens & Minor, Inc.	32,050	244,221
Patterson Cos., Inc.	38,700	851,400
Pennant Group, Inc. (The)*	11,700	264,420
PetIQ, Inc. (x)*	8,700	303,108
Progyny, Inc.*	13,100	338,111
Providence Service Corp. (The)*	4,900	386,659
R1 RCM, Inc.*	47,200	526,280
RadNet, Inc.*	18,500	293,595
Select Medical Holdings Corp.*	50,019	736,780
Sharps Compliance Corp.*	1,600	11,248
Surgery Partners, Inc.*	21,400	247,598
Tenet Healthcare Corp.*	47,700	863,847
Tivity Health, Inc.*	27,832	315,337
Triple-S Management Corp., Class B*	11,013	209,467
US Physical Therapy, Inc.	6,200	502,324
Viemed Healthcare, Inc.*	14,200	136,320

		60,789,102

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.*	88,300	597,791
Computer Programs and Systems, Inc.	8,300	189,157
Evolent Health, Inc., Class A*	27,900	198,648
Health Catalyst, Inc. (x)*	16,100	469,637
HealthStream, Inc.*	9,900	219,087
HMS Holdings Corp.*	47,400	1,535,286
iCAD, Inc.*	7,200	71,928
Inovalon Holdings, Inc., Class A*	37,900	729,954
Inspire Medical Systems, Inc.*	13,000	1,131,260
NantHealth, Inc.*	22,900	104,882
NextGen Healthcare, Inc.*	27,800	305,244
Omnicell, Inc.*	20,900	1,475,958
OptimizeRx Corp. (x)*	5,600	72,968
Phreesia, Inc.*	12,300	347,844
Schrodinger, Inc. (x)*	6,310	577,807
Simulations Plus, Inc.	6,300	376,866
Tabula Rasa HealthCare, Inc. (x)*	8,200	448,786
Teladoc Health, Inc.*	64,006	12,214,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Vocera Communications, Inc.*	12,100	$256,520

		21,324,528

Life Sciences Tools & Services (2.4%)
10X Genomics, Inc., Class A*	147,278	13,153,398
Champions Oncology, Inc.*	500	4,780
ChromaDex Corp. (x)*	29,700	136,323
Codexis, Inc. (x)*	24,000	273,600
Fluidigm Corp.*	45,700	183,257
Harvard Bioscience, Inc.*	3,100	9,610
ICON plc*	67,920	11,441,803
Luminex Corp.	19,100	621,323
Medpace Holdings, Inc.*	12,800	1,190,656
NanoString Technologies, Inc.*	15,300	449,055
NeoGenomics, Inc.*	51,600	1,598,568
Pacific Biosciences of California, Inc.*	55,400	191,130
Personalis, Inc.*	15,500	201,035
Quanterix Corp. (x)*	7,300	199,947
Repligen Corp.*	136,969	16,930,738

		46,585,223

Pharmaceuticals (1.4%)
AcelRx Pharmaceuticals, Inc. (x)*	47,400	57,354
Aerie Pharmaceuticals, Inc. (x)*	17,700	261,252
Agile Therapeutics, Inc.*	43,100	119,818
AMAG Pharmaceuticals, Inc. (x)*	25,253	193,185
Amneal Pharmaceuticals, Inc.*	64,100	305,116
Amphastar Pharmaceuticals, Inc.*	18,600	417,756
ANI Pharmaceuticals, Inc.*	6,100	197,274
Aquestive Therapeutics, Inc. (x)*	7,900	38,394
Arvinas, Inc. (x)*	14,600	489,684
Avenue Therapeutics, Inc.*	500	5,385
Axsome Therapeutics, Inc.*	12,500	1,028,500
Aytu BioScience, Inc.*	91,400	129,788
BioDelivery Sciences International, Inc.*	46,300	201,868
Cara Therapeutics, Inc. (x)*	30,400	519,840
Cassava Sciences, Inc. (x)*	62,700	193,116
Cerecor, Inc.*	12,700	33,020
Chiasma, Inc.*	18,200	97,916
Collegium Pharmaceutical, Inc.*	15,400	269,500
Corcept Therapeutics, Inc.*	56,200	945,284
CorMedix, Inc. (x)*	14,400	90,720
Cymabay Therapeutics, Inc.*	35,100	122,499
Durect Corp.*	39,900	92,568
Eloxx Pharmaceuticals, Inc.*	10,400	31,512
Endo International plc*	105,600	362,208
Eton Pharmaceuticals, Inc.*	1,000	5,450
Evofem Biosciences, Inc. (x)*	75,109	212,558
Evolus, Inc. (x)*	32,100	170,130
Fulcrum Therapeutics, Inc.*	7,500	137,175
Harrow Health, Inc.*	1,900	9,899
IMARA, Inc. (x)*	3,300	91,179
Innoviva, Inc.*	33,200	464,136
Intersect ENT, Inc.*	19,300	261,322
Intra-Cellular Therapies, Inc.*	26,400	677,688
Kala Pharmaceuticals, Inc. (x)*	16,200	170,262
Kaleido Biosciences, Inc. (x)*	9,100	67,613
Lannett Co., Inc.*	26,400	191,664
Liquidia Technologies, Inc. (x)*	9,300	78,306
Lyra Therapeutics, Inc.*	1,700	19,278
Mallinckrodt plc (x)*	84,300	225,924
Marinus Pharmaceuticals, Inc.*	63,300	160,782
Menlo Therapeutics, Inc. (x)*	80,400	139,092
MyoKardia, Inc.*	25,138	2,428,834
NGM Biopharmaceuticals, Inc.*	9,500	187,530
Ocular Therapeutix, Inc. (x)*	31,000	258,230
Odonate Therapeutics, Inc.*	5,300	224,402
Omeros Corp. (x)*	25,900	381,248
Optinose, Inc. (x)*	25,000	186,000
Osmotica Pharmaceuticals plc (x)*	13,700	92,201
Pacira BioSciences, Inc.*	21,300	1,117,611
Paratek Pharmaceuticals, Inc. (x)*	37,800	197,316
Phathom Pharmaceuticals, Inc.*	5,300	174,423
Phibro Animal Health Corp., Class A	8,000	210,160
Prestige Consumer Healthcare, Inc.*	22,700	852,612
Provention Bio, Inc.*	21,100	297,721
Recro Pharma, Inc.*	30,200	137,410
Relmada Therapeutics, Inc. (x)*	7,000	313,250
Revance Therapeutics, Inc.*	257,195	6,280,702
Satsuma Pharmaceuticals, Inc.*	3,400	97,784
scPharmaceuticals, Inc.*	1,700	12,512
SIGA Technologies, Inc.*	28,500	168,435
Strongbridge Biopharma plc*	15,100	57,078
Supernus Pharmaceuticals, Inc.*	24,500	581,875
TherapeuticsMD, Inc. (x)*	186,200	232,750
Theravance Biopharma, Inc.*	26,200	549,938
Tricida, Inc.*	20,300	557,844
Verrica Pharmaceuticals, Inc.*	7,600	83,676
WaVe Life Sciences Ltd. (x)*	16,200	168,642
Xeris Pharmaceuticals, Inc. (x)*	20,700	55,062
Zogenix, Inc.*	27,700	748,177

		25,939,438

Total Health Care		442,674,354

Industrials (15.7%)
Aerospace & Defense (1.2%)
AAR Corp.	17,100	353,457
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,407,220
AeroVironment, Inc.*	10,000	796,300
Astronics Corp.*	21,300	224,928
Axon Enterprise, Inc.*	159,480	15,649,772
Cubic Corp.	14,800	710,844
Ducommun, Inc.*	6,000	209,220
Kratos Defense & Security Solutions, Inc.*	52,700	823,701
Maxar Technologies, Inc. (x)	38,500	691,460
Moog, Inc., Class A	15,100	799,998
National Presto Industries, Inc.	2,400	209,736
PAE, Inc. (x)*	29,400	281,064
Park Aerospace Corp.	12,100	134,794
Parsons Corp.*	8,700	315,288
Triumph Group, Inc.	35,600	320,756
Vectrus, Inc.*	7,800	383,214

		23,311,752

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	616,879

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Atlas Air Worldwide Holdings, Inc.*	16,600	$714,298
Echo Global Logistics, Inc.*	12,300	265,926
Forward Air Corp.	16,700	831,994
Hub Group, Inc., Class A*	15,000	717,900
Radiant Logistics, Inc.*	12,100	47,553

		3,194,550

Airlines (0.1%)
Allegiant Travel Co.	6,490	708,773
Hawaiian Holdings, Inc.	25,400	356,616
Mesa Air Group, Inc.*	43,400	149,296
SkyWest, Inc.	23,800	776,356
Spirit Airlines, Inc. (x)*	43,100	767,180

		2,758,221

Building Products (2.0%)
AAON, Inc.	20,562	1,116,311
Advanced Drainage Systems, Inc.	25,100	1,239,940
Alpha Pro Tech Ltd. (x)*	15,600	276,120
American Woodmark Corp.*	7,200	544,680
Apogee Enterprises, Inc.	12,300	283,392
Armstrong World Industries, Inc.	128,801	10,041,326
Builders FirstSource, Inc.*	59,400	1,229,580
Caesarstone Ltd.	10,700	126,795
Cornerstone Building Brands, Inc.*	33,300	201,798
CSW Industrials, Inc.	6,700	463,037
Gibraltar Industries, Inc.*	17,700	849,777
Griffon Corp.	15,100	279,652
Insteel Industries, Inc.	7,600	144,932
JELD-WEN Holding, Inc.*	31,717	510,961
Masonite International Corp.*	14,400	1,120,032
Patrick Industries, Inc.	9,900	606,375
PGT Innovations, Inc.*	22,700	355,936
Quanex Building Products Corp.	17,000	235,960
Resideo Technologies, Inc.*	61,700	723,124
Simpson Manufacturing Co., Inc.	21,200	1,788,432
Trex Co., Inc.*	105,310	13,697,671
UFP Industries, Inc.	33,100	1,638,781

		37,474,612

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	35,200	1,277,760
ACCO Brands Corp.	45,000	319,500
Advanced Disposal Services, Inc.*	39,900	1,203,783
Brady Corp., Class A	24,900	1,165,818
BrightView Holdings, Inc.*	21,300	238,560
Brink’s Co. (The)	27,100	1,233,321
Casella Waste Systems, Inc., Class A*	21,700	1,131,004
CECO Environmental Corp.*	9,900	65,241
Cimpress plc*	11,200	855,008
CompX International, Inc.	200	2,764
Copart, Inc.*	102,052	8,497,870
Covanta Holding Corp.	57,000	546,630
Deluxe Corp.	24,800	583,792
Ennis, Inc.	11,500	208,610
Harsco Corp.*	41,400	559,314
Healthcare Services Group, Inc.	34,500	843,870
Heritage-Crystal Clean, Inc.*	3,700	64,602
Herman Miller, Inc.	31,000	731,910
HNI Corp.	22,100	675,597
Interface, Inc.	33,400	271,876
KAR Auction Services, Inc.	64,400	886,144
Kimball International, Inc., Class B	14,100	162,996
Knoll, Inc.	29,700	362,043
Matthews International Corp., Class A	17,344	331,271
McGrath RentCorp	10,300	556,303
Mobile Mini, Inc.	24,600	725,700
NL Industries, Inc.	1,500	5,115
PICO Holdings, Inc.*	7,000	59,010
Pitney Bowes, Inc.	77,200	200,720
Quad/Graphics, Inc.	28,500	92,625
SP Plus Corp.*	10,700	221,597
Steelcase, Inc., Class A	44,100	531,846
Team, Inc.*	19,100	106,387
Tetra Tech, Inc.	29,400	2,326,128
UniFirst Corp.	7,300	1,306,335
US Ecology, Inc.	14,290	484,145
Viad Corp.	11,100	211,122
VSE Corp.	2,300	72,197

		29,118,514

Construction & Engineering (1.1%)
Aegion Corp.*	11,000	174,570
Ameresco, Inc., Class A*	10,200	283,356
API Group Corp. (m)*	69,800	848,070
Arcosa, Inc.	22,600	953,720
Argan, Inc.	6,700	317,446
Comfort Systems USA, Inc.	20,900	851,675
Concrete Pumping Holdings, Inc.*	9,400	32,712
Construction Partners, Inc., Class A (x)*	12,700	225,552
Dycom Industries, Inc.*	15,000	613,350
EMCOR Group, Inc.	29,800	1,970,972
Fluor Corp.	70,200	848,016
Granite Construction, Inc.	21,421	409,998
Great Lakes Dredge & Dock Corp.*	26,100	241,686
HC2 Holdings, Inc.*	13,200	44,088
IES Holdings, Inc.*	3,300	76,461
Jacobs Engineering Group, Inc.	115,840	9,823,232
MasTec, Inc.*	27,500	1,233,925
MYR Group, Inc.*	5,800	185,078
Northwest Pipe Co.*	3,900	97,773
NV5 Global, Inc.*	4,700	238,901
Primoris Services Corp.	22,900	406,704
Sterling Construction Co., Inc.*	14,500	151,815
Tutor Perini Corp.*	22,800	277,704
WillScot Corp.*	24,000	294,960

		20,601,764

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	3,400	120,020
American Superconductor Corp.*	10,900	88,617
AMETEK, Inc.	106,515	9,519,246
Atkore International Group, Inc.*	28,300	774,005
AZZ, Inc.	13,300	456,456
Bloom Energy Corp., Class A (x)*	42,400	461,312
Encore Wire Corp.	12,200	595,604
EnerSys	21,400	1,377,732
FuelCell Energy, Inc. (x)*	127,000	287,020
LSI Industries, Inc.	4,200	27,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Orion Energy Systems, Inc.*	13,500	$46,710
Plug Power, Inc. (x)*	161,500	1,325,915
Powell Industries, Inc.	2,900	79,431
Preformed Line Products Co.	1,000	50,010
Sunrun, Inc.*	59,700	1,177,284
Thermon Group Holdings, Inc.*	12,200	177,754
TPI Composites, Inc.*	13,200	308,484
Ultralife Corp.*	1,700	11,917
Vicor Corp.*	11,500	827,425
Vivint Solar, Inc. (x)*	29,700	294,030

		18,006,146

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	74,690	8,938,152
Raven Industries, Inc.	17,600	378,576

		9,316,728

Machinery (3.5%)
Alamo Group, Inc.	5,100	523,464
Albany International Corp., Class A	17,900	1,050,909
Altra Industrial Motion Corp.	33,093	1,054,343
Astec Industries, Inc.	11,400	527,934
Barnes Group, Inc.	24,610	973,572
Blue Bird Corp.*	6,900	103,431
Chart Industries, Inc.*	16,200	785,538
CIRCOR International, Inc.*	14,800	377,104
Columbus McKinnon Corp.	9,300	311,085
Douglas Dynamics, Inc.	9,400	330,128
Eastern Co. (The)	1,700	30,379
Energy Recovery, Inc.*	17,500	132,912
Enerpac Tool Group Corp.	31,200	549,120
EnPro Industries, Inc.	9,700	478,113
ESCO Technologies, Inc.	13,600	1,149,608
Evoqua Water Technologies Corp.*	44,027	818,902
ExOne Co. (The) (x)*	3,400	29,070
Federal Signal Corp.	27,900	829,467
Franklin Electric Co., Inc.	26,400	1,386,528
Gencor Industries, Inc.*	3,400	42,976
Gorman-Rupp Co. (The)	6,643	206,464
Graham Corp.	3,300	42,042
Greenbrier Cos., Inc. (The)	17,400	395,850
Helios Technologies, Inc.	12,000	447,000
Hillenbrand, Inc.	34,026	921,084
Hurco Cos., Inc.	1,800	50,346
Hyster-Yale Materials Handling, Inc.	5,300	204,898
IDEX Corp.	62,465	9,871,969
Ingersoll Rand, Inc.*	312,304	8,781,988
John Bean Technologies Corp.	15,100	1,298,902
Kadant, Inc.	5,700	568,062
Kennametal, Inc.	41,200	1,182,852
L B Foster Co., Class A*	3,000	38,310
Lindsay Corp.	5,100	470,271
Luxfer Holdings plc	12,000	169,800
Lydall, Inc.*	12,600	170,856
Manitowoc Co., Inc. (The)*	20,200	219,776
Mayville Engineering Co., Inc.*	2,600	20,540
Meritor, Inc.*	42,500	841,500
Miller Industries, Inc.	4,600	136,942
Mueller Industries, Inc.	31,800	845,244
Mueller Water Products, Inc., Class A	75,800	714,794
Navistar International Corp.*	26,600	750,120
NN, Inc.	35,400	167,796
Nordson Corp.	83,250	15,793,358
Omega Flex, Inc.	1,100	116,380
Park-Ohio Holdings Corp.	3,500	58,065
Proto Labs, Inc.*	15,100	1,698,297
RBC Bearings, Inc.*	12,500	1,675,500
REV Group, Inc.	19,000	115,900
Rexnord Corp.	50,600	1,474,990
Shyft Group, Inc. (The)	13,300	223,972
SPX Corp.*	21,700	892,955
SPX FLOW, Inc.*	25,800	965,952
Standex International Corp.	6,600	379,830
Tennant Co.	9,200	598,092
Terex Corp.	29,400	551,838
TriMas Corp.*	21,100	505,345
Wabash National Corp.	29,000	307,980
Watts Water Technologies, Inc., Class A	13,492	1,092,852
Welbilt, Inc.*	60,300	367,227

		66,820,522

Marine (0.1%)
Costamare, Inc.	31,900	177,364
Eagle Bulk Shipping, Inc.*	31,700	69,423
Genco Shipping & Trading Ltd. (x)	14,900	93,572
Matson, Inc.	23,300	678,030
Pangaea Logistics Solutions Ltd.	900	2,259
Safe Bulkers, Inc.*	12,300	15,006
Scorpio Bulkers, Inc.	8,710	133,263

		1,168,917

Professional Services (1.1%)
Acacia Research Corp.*	28,800	117,792
Akerna Corp. (x)*	3,700	32,560
ASGN, Inc.*	28,500	1,900,380
Barrett Business Services, Inc.	4,500	239,085
BG Staffing, Inc.	4,600	52,072
CBIZ, Inc.*	25,100	601,647
CoStar Group, Inc.*	12,871	9,147,034
CRA International, Inc.	2,400	94,800
Exponent, Inc.	25,500	2,063,715
Forrester Research, Inc.*	4,500	144,180
Franklin Covey Co.*	7,800	166,920
GP Strategies Corp.*	4,400	37,752
Heidrick & Struggles International, Inc.	8,200	177,284
Huron Consulting Group, Inc.*	13,569	600,428
ICF International, Inc.	8,000	518,640
Insperity, Inc.	18,500	1,197,505
Kelly Services, Inc., Class A	15,000	237,225
Kforce, Inc.	9,700	283,725
Korn Ferry	26,600	817,418
Mastech Digital, Inc.*	3,500	90,755
Mistras Group, Inc.*	14,500	57,275
Red Violet, Inc.*	2,300	40,572
Resources Connection, Inc.	11,700	140,049
TriNet Group, Inc.*	22,600	1,377,244
TrueBlue, Inc.*	20,200	308,454
Upwork, Inc.*	46,200	667,128

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Willdan Group, Inc.*	5,500	$137,555

		21,249,194

Road & Rail (1.5%)
ArcBest Corp.	12,900	341,979
Avis Budget Group, Inc. (x)*	27,500	629,475
Covenant Transportation Group, Inc., Class A*	9,000	129,870
Daseke, Inc.*	22,600	88,818
Heartland Express, Inc.	23,400	487,188
Hertz Global Holdings, Inc. (x)*	186,100	262,401
Kansas City Southern	70,940	10,590,633
Knight-Swift Transportation Holdings, Inc.	291,326	12,151,207
Marten Transport Ltd.	17,966	452,025
PAM Transportation Services, Inc.*	600	18,450
Saia, Inc.*	14,900	1,656,582
Universal Logistics Holdings, Inc.	5,000	86,900
US Xpress Enterprises, Inc., Class A*	14,300	85,800
Werner Enterprises, Inc.	30,400	1,323,312

		28,304,640

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc. (x)*	6,200	48,174
Applied Industrial Technologies, Inc.	19,000	1,185,410
Beacon Roofing Supply, Inc.*	31,200	822,744
BMC Stock Holdings, Inc.*	34,500	867,330
CAI International, Inc.*	7,200	119,952
DXP Enterprises, Inc.*	11,400	226,974
EVI Industries, Inc. (x)*	2,300	49,933
Foundation Building Materials, Inc.*	15,100	235,711
GATX Corp.	17,800	1,085,444
General Finance Corp.*	4,500	30,195
GMS, Inc.*	28,100	690,979
H&E Equipment Services, Inc.	15,100	279,048
Herc Holdings, Inc.*	11,800	362,614
Kaman Corp.	14,300	594,880
Lawson Products, Inc.*	1,300	41,938
MRC Global, Inc.*	40,300	238,173
Nesco Holdings, Inc.*	3,600	14,472
NOW, Inc.*	55,900	482,417
Rush Enterprises, Inc., Class A	13,300	551,418
Rush Enterprises, Inc., Class B	1,400	49,924
SiteOne Landscape Supply, Inc.*	140,221	15,980,988
Systemax, Inc.	7,000	143,780
Textainer Group Holdings Ltd.*	24,200	197,956
Titan Machinery, Inc.*	11,400	123,804
Transcat, Inc.*	1,600	41,376
Triton International Ltd.	25,100	759,024
United Rentals, Inc.*	75,500	11,252,520
Veritiv Corp.*	10,800	183,168
WESCO International, Inc.*	27,903	979,674
Willis Lease Finance Corp.*	2,000	48,560

		37,688,580

Total Industrials		299,014,140

Information Technology (23.3%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	21,800	1,464,742
ADTRAN, Inc.	22,500	245,925
Applied Optoelectronics, Inc. (x)*	24,800	269,576
CalAmp Corp.*	21,800	174,618
Calix, Inc.*	18,600	277,140
Cambium Networks Corp.*	1,300	9,568
Casa Systems, Inc.*	36,300	151,008
Ciena Corp.*	202,971	10,992,909
Clearfield, Inc.*	1,400	19,544
Comtech Telecommunications Corp.	11,500	194,235
DASAN Zhone Solutions, Inc.*	4,400	39,292
Digi International, Inc.*	9,250	107,763
Extreme Networks, Inc.*	37,500	162,750
Genasys, Inc.*	8,400	40,824
Harmonic, Inc.*	41,500	197,125
Infinera Corp.*	75,000	444,000
Inseego Corp. (x)*	25,800	299,280
InterDigital, Inc.	16,900	957,047
KVH Industries, Inc.*	9,600	85,728
NETGEAR, Inc.*	17,100	442,719
NetScout Systems, Inc.*	32,000	817,920
PCTEL, Inc.*	3,900	26,052
Plantronics, Inc. (x)	15,000	220,200
Resonant, Inc.*	19,000	44,270
Ribbon Communications, Inc.*	21,500	84,495
Viavi Solutions, Inc.*	123,500	1,573,390

		19,342,120

Electronic Equipment, Instruments & Components (2.9%)
Akoustis Technologies, Inc. (x)*	24,700	204,763
Arlo Technologies, Inc.*	39,600	102,168
Badger Meter, Inc.	15,000	943,800
Bel Fuse, Inc., Class B	2,600	27,898
Belden, Inc.	22,200	722,610
Benchmark Electronics, Inc.	24,300	524,880
CTS Corp.	21,400	428,856
Daktronics, Inc.	14,600	63,510
ePlus, Inc.*	6,600	466,488
Fabrinet*	18,800	1,173,496
FARO Technologies, Inc.*	11,695	626,852
Fitbit, Inc., Class A*	144,700	934,762
II-VI, Inc.*	45,465	2,146,857
Insight Enterprises, Inc.*	16,000	787,200
Intellicheck, Inc.*	5,900	44,545
IPG Photonics Corp.*	60,000	9,623,400
Iteris, Inc.*	9,900	47,075
Itron, Inc.*	20,000	1,325,000
Kimball Electronics, Inc.*	6,600	89,364
Knowles Corp.*	46,700	712,642
Littelfuse, Inc.	66,290	11,311,063
Luna Innovations, Inc.*	7,100	41,464
Methode Electronics, Inc.	18,800	587,688
MTS Systems Corp.	11,400	200,526
Napco Security Technologies, Inc.*	8,200	191,798
nLight, Inc.*	15,100	336,126
Novanta, Inc.*	136,230	14,545,277
OSI Systems, Inc.*	7,700	574,728
PAR Technology Corp. (x)*	11,600	347,188
PC Connection, Inc.	4,200	194,712
Plexus Corp.*	13,795	973,375
Powerfleet, Inc.*	5,100	23,562
Research Frontiers, Inc.*	5,800	23,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Rogers Corp.*	8,700	$1,084,020
Sanmina Corp.*	31,700	793,768
ScanSource, Inc.*	14,000	337,260
TTM Technologies, Inc.*	53,300	632,138
Vishay Intertechnology, Inc.	61,200	934,524
Vishay Precision Group, Inc.*	7,500	184,350
Wrap Technologies, Inc. (x)*	28,000	293,440

		54,606,721

IT Services (2.2%)
Brightcove, Inc.*	16,300	128,444
Cardtronics plc, Class A*	23,500	563,530
Cass Information Systems, Inc.	6,733	262,789
Conduent, Inc.*	92,500	221,075
CSG Systems International, Inc.	16,300	674,657
Endurance International Group Holdings, Inc.*	64,200	258,726
EVERTEC, Inc.	29,400	826,140
Evo Payments, Inc., Class A*	27,300	623,259
ExlService Holdings, Inc.*	17,500	1,109,500
GreenSky, Inc., Class A*	30,400	148,960
Grid Dynamics Holdings, Inc.*	12,600	86,940
GTT Communications, Inc. (x)*	22,800	186,048
Hackett Group, Inc. (The)	11,200	151,648
I3 Verticals, Inc., Class A (x)*	7,700	232,925
Information Services Group, Inc.*	4,800	9,936
International Money Express, Inc.*	12,300	153,258
Jack Henry & Associates, Inc.	60,169	11,072,901
KBR, Inc.	70,000	1,578,500
Limelight Networks, Inc.*	51,700	380,512
LiveRamp Holdings, Inc.*	30,976	1,315,551
ManTech International Corp., Class A	14,700	1,006,803
MAXIMUS, Inc.	30,520	2,150,134
MoneyGram International, Inc. (x)*	53,600	172,056
MongoDB, Inc.*	54,100	12,244,994
NIC, Inc.	33,195	762,157
Paysign, Inc. (x)*	25,300	245,663
Perficient, Inc.*	19,700	704,866
Perspecta, Inc.	67,700	1,572,671
PFSweb, Inc. (x)*	6,400	42,752
Priority Technology Holdings, Inc.*	2,000	5,180
Repay Holdings Corp.*	18,200	448,266
ServiceSource International, Inc.*	4,700	7,426
StarTek, Inc.*	4,100	20,828
Sykes Enterprises, Inc.*	24,228	670,146
TTEC Holdings, Inc.	6,500	302,640
Tucows, Inc., Class A (x)*	3,200	183,424
Unisys Corp.*	29,900	326,209
Verra Mobility Corp.*	58,600	602,408
Virtusa Corp.*	15,800	513,026

		41,966,948

Semiconductors & Semiconductor Equipment (5.6%)
Advanced Energy Industries, Inc.*	19,400	1,315,126
Alpha & Omega Semiconductor Ltd.*	5,800	63,104
Ambarella, Inc.*	17,500	801,500
Amkor Technology, Inc.*	51,700	636,427
Atomera, Inc. (x)*	10,600	95,400
Axcelis Technologies, Inc.*	14,600	406,610
AXT, Inc.*	15,800	75,208
Brooks Automation, Inc.	35,700	1,579,368
Cabot Microelectronics Corp.	15,420	2,151,707
CEVA, Inc.*	7,800	291,876
Cohu, Inc.	15,777	273,573
Cree, Inc.*	158,313	9,370,546
CyberOptics Corp.*	3,600	115,956
Diodes, Inc.*	21,300	1,079,910
DSP Group, Inc.*	10,600	168,328
Entegris, Inc.	280,615	16,570,316
FormFactor, Inc.*	35,661	1,045,937
GSI Technology, Inc.*	2,800	20,104
Ichor Holdings Ltd.*	10,100	268,458
Impinj, Inc. (x)*	8,700	238,989
Inphi Corp.*	107,980	12,687,650
Lattice Semiconductor Corp.*	607,652	17,251,241
MACOM Technology Solutions Holdings, Inc.*	28,593	982,170
MaxLinear, Inc.*	35,756	767,324
MKS Instruments, Inc.	130,010	14,722,332
NeoPhotonics Corp.*	33,000	293,040
NVE Corp.	2,150	132,934
Onto Innovation, Inc.*	21,075	717,393
PDF Solutions, Inc.*	11,000	215,160
Photronics, Inc.*	27,700	308,301
Pixelworks, Inc.*	9,900	31,977
Power Integrations, Inc.	14,300	1,689,259
Rambus, Inc.*	67,700	1,029,040
Semtech Corp.*	32,500	1,697,150
Silicon Laboratories, Inc.*	21,200	2,125,724
SiTime Corp.*	4,300	203,863
SMART Global Holdings, Inc.*	6,100	165,798
SunPower Corp. (x)*	26,000	199,160
Synaptics, Inc.*	19,000	1,142,280
Ultra Clean Holdings, Inc.*	18,200	411,866
Universal Display Corp.	86,669	12,967,416
Veeco Instruments, Inc.*	17,049	229,991

		106,539,512

Software (11.5%)
8x8, Inc.*	61,300	980,800
A10 Networks, Inc.*	29,100	198,171
ACI Worldwide, Inc.*	58,781	1,586,499
Agilysys, Inc.*	11,650	209,001
Alarm.com Holdings, Inc.*	25,400	1,646,174
Altair Engineering, Inc., Class A (x)*	25,600	1,017,600
American Software, Inc., Class A	12,700	200,152
Anaplan, Inc.*	217,540	9,856,737
ANSYS, Inc.*	25,006	7,295,000
Appfolio, Inc., Class A*	7,900	1,285,409
Appian Corp. (x)*	20,100	1,030,125
Aspen Technology, Inc.*	97,004	10,050,584
Asure Software, Inc.*	5,300	34,079
Avalara, Inc.*	112,948	15,032,249
Avaya Holdings Corp.*	49,400	610,584
Benefitfocus, Inc.*	22,900	246,404
Blackbaud, Inc.	25,400	1,449,832
Blackline, Inc.*	24,300	2,014,713
Bottomline Technologies DE, Inc.*	25,600	1,299,712
Box, Inc., Class A*	75,500	1,567,380
Cerence, Inc.*	18,300	747,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ChannelAdvisor Corp.*	8,400	$133,056
Cloudera, Inc. (x)*	102,013	1,297,605
CommVault Systems, Inc.*	20,200	781,740
Cornerstone OnDemand, Inc.*	34,300	1,322,608
Coupa Software, Inc.*	36,460	10,100,878
Crowdstrike Holdings, Inc., Class A*	97,710	9,799,336
Datadog, Inc., Class A (x)*	112,830	9,810,569
Digimarc Corp. (x)*	10,000	159,900
Digital Turbine, Inc.*	42,300	531,711
Domo, Inc., Class B*	9,200	295,964
Dynatrace, Inc.*	321,426	13,049,896
Ebix, Inc. (x)	9,500	212,420
eGain Corp.*	7,100	78,881
Envestnet, Inc.*	26,500	1,948,810
Fair Isaac Corp.*	36,080	15,082,883
ForeScout Technologies, Inc.*	31,100	659,320
GlobalSCAPE, Inc.	2,900	28,275
GTY Technology Holdings, Inc. (x)*	9,400	39,151
HubSpot, Inc.*	66,874	15,003,182
Intelligent Systems Corp. (x)*	5,100	173,808
J2 Global, Inc.*	23,000	1,453,830
LivePerson, Inc.*	31,300	1,296,759
Majesco*	1,100	8,646
Manhattan Associates, Inc.*	144,006	13,565,365
MicroStrategy, Inc., Class A*	4,000	473,160
Mimecast Ltd.*	28,100	1,170,646
Mitek Systems, Inc.*	21,800	209,498
MobileIron, Inc.*	47,600	234,668
Model N, Inc.*	15,100	524,876
OneSpan, Inc.*	12,600	351,918
Park City Group, Inc.*	2,200	9,306
Ping Identity Holding Corp. (x)*	8,800	282,392
Progress Software Corp.	22,850	885,438
PROS Holdings, Inc.*	19,550	868,607
Q2 Holdings, Inc.*	25,500	2,187,645
QAD, Inc., Class A	7,800	321,984
Qualys, Inc.*	16,600	1,726,732
Rapid7, Inc.*	28,300	1,443,866
Rimini Street, Inc.*	5,600	28,840
RingCentral, Inc., Class A*	37,500	10,687,875
Rosetta Stone, Inc.*	8,600	144,996
SailPoint Technologies Holding, Inc.*	47,000	1,244,090
Sapiens International Corp. NV	12,800	358,144
SeaChange International, Inc.*	16,300	24,613
SecureWorks Corp., Class A*	13,800	157,734
ShotSpotter, Inc. (x)*	5,700	143,640
Smartsheet, Inc., Class A*	196,335	9,997,378
Smith Micro Software, Inc.*	13,400	59,764
Splunk, Inc.*	50,111	9,957,056
Sprout Social, Inc., Class A*	9,300	251,100
SPS Commerce, Inc.*	17,400	1,307,088
SVMK, Inc.*	59,400	1,398,276
Synchronoss Technologies, Inc.*	26,000	91,780
Telenav, Inc.*	9,900	54,351
Tenable Holdings, Inc.*	30,300	903,243
Trade Desk, Inc. (The), Class A*	24,352	9,899,088
Upland Software, Inc.*	10,400	361,504
Varonis Systems, Inc.*	16,600	1,468,768
Verint Systems, Inc.*	35,821	1,618,393
Veritone, Inc. (x)*	15,100	224,386
VirnetX Holding Corp.	24,900	161,850
Workiva, Inc.*	22,000	1,176,780
Xperi Holding Corp.	56,893	839,741
Yext, Inc.*	56,900	945,109
Zix Corp.*	29,300	202,170
Zuora, Inc., Class A*	61,000	777,750

		220,369,413

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp. (x)*	56,000	391,440
Avid Technology, Inc.*	22,100	160,667
Diebold Nixdorf, Inc.*	43,400	263,004
Eastman Kodak Co. (x)*	6,700	14,941
Immersion Corp.*	20,900	130,207
Intevac, Inc.*	3,400	18,564
Quantum Corp.*	11,100	42,846
Super Micro Computer, Inc.*	22,200	630,258

		1,651,927

Total Information Technology		444,476,641

Materials (2.5%)
Chemicals (1.4%)
Advanced Emissions Solutions, Inc. (x)	8,600	41,710
AdvanSix, Inc.*	15,600	183,144
AgroFresh Solutions, Inc.*	7,000	21,210
American Vanguard Corp.	13,500	185,760
Amyris, Inc. (x)*	59,200	252,784
Balchem Corp.	17,200	1,631,592
Chase Corp.	3,600	369,000
Ferro Corp.*	44,554	531,975
FMC Corp.	114,070	11,363,653
FutureFuel Corp.	16,100	192,395
GCP Applied Technologies, Inc.*	24,600	457,068
Hawkins, Inc.	2,800	119,224
HB Fuller Co.	26,900	1,199,740
Ingevity Corp.*	19,600	1,030,372
Innospec, Inc.	12,300	950,175
Intrepid Potash, Inc.*	30,300	29,997
Koppers Holdings, Inc.*	11,500	216,660
Kraton Corp.*	14,800	255,744
Kronos Worldwide, Inc.	20,900	217,569
Livent Corp. (x)*	69,100	425,656
Marrone Bio Innovations, Inc.*	7,900	9,243
Minerals Technologies, Inc.	16,000	750,880
Orion Engineered Carbons SA	27,600	292,284
PolyOne Corp.	52,784	1,384,524
PQ Group Holdings, Inc.*	15,200	201,248
Quaker Chemical Corp.	7,000	1,299,550
Rayonier Advanced Materials, Inc.*	53,900	151,459
Sensient Technologies Corp.	21,900	1,142,304
Stepan Co.	11,100	1,077,810
Trecora Resources*	5,100	31,977
Tredegar Corp.	12,400	190,960
Trinseo SA	21,600	478,656
Tronox Holdings plc, Class A	41,000	296,020

		26,982,343

Construction Materials (0.1%)
Forterra, Inc.*	20,300	226,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Summit Materials, Inc., Class A*	69,746	$1,121,516
United States Lime & Minerals, Inc.	1,200	101,328
US Concrete, Inc.*	11,800	292,640

		1,742,032

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	395,715
Greif, Inc., Class B	2,700	112,941
Myers Industries, Inc.	14,100	205,155
O-I Glass, Inc.	78,100	701,338
Ranpak Holdings Corp.*	6,300	46,872
UFP Technologies, Inc.*	2,600	114,556

		1,576,577

Metals & Mining (0.7%)
Alcoa Corp.*	93,300	1,048,692
Allegheny Technologies, Inc.*	57,400	584,906
Arconic Corp.*	49,600	690,928
Caledonia Mining Corp. plc	3,500	60,620
Carpenter Technology Corp.	21,800	529,304
Century Aluminum Co.*	38,900	277,357
Cleveland-Cliffs, Inc. (x)	203,903	1,125,544
Coeur Mining, Inc.*	158,470	805,027
Commercial Metals Co.	64,900	1,323,960
Compass Minerals International, Inc.	16,500	804,375
Gold Resource Corp.	41,600	170,976
Haynes International, Inc.	5,400	126,144
Hecla Mining Co.	239,121	781,926
Kaiser Aluminum Corp.	8,100	596,322
Materion Corp.	12,600	774,774
Novagold Resources, Inc.*	125,900	1,155,762
Olympic Steel, Inc.	4,000	47,000
Ryerson Holding Corp.*	9,900	55,737
Schnitzer Steel Industries, Inc., Class A	11,000	194,040
SunCoke Energy, Inc.	60,630	179,465
TimkenSteel Corp.*	27,400	106,586
United States Steel Corp. (x)	109,200	788,424
Warrior Met Coal, Inc.	26,300	404,757
Worthington Industries, Inc.	17,699	660,173

		13,292,799

Paper & Forest Products (0.2%)
Boise Cascade Co.	17,900	673,219
Clearwater Paper Corp.*	9,028	326,182
Domtar Corp.	27,400	578,414
Louisiana-Pacific Corp.	57,600	1,477,440
Neenah, Inc.	10,100	499,546
P H Glatfelter Co.	19,800	317,790
Schweitzer-Mauduit International, Inc.	16,000	534,560
Verso Corp., Class A	15,000	179,400

		4,586,551

Total Materials		48,180,302

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Acadia Realty Trust (REIT)	38,586	500,846
Agree Realty Corp. (REIT)	26,500	1,741,315
Alexander & Baldwin, Inc. (REIT)	38,251	466,280
Alexander’s, Inc. (REIT)	1,000	240,900
Alpine Income Property Trust, Inc. (REIT)	2,400	39,024
American Assets Trust, Inc. (REIT)	31,096	865,713
American Finance Trust, Inc. (REIT)	49,600	393,576
Armada Hoffler Properties, Inc. (REIT)	29,300	291,535
Bluerock Residential Growth REIT, Inc. (REIT)	16,800	135,744
BRT Apartments Corp. (REIT)	4,200	45,444
CareTrust REIT, Inc. (REIT)	44,300	760,188
CatchMark Timber Trust, Inc. (REIT), Class A	19,600	173,460
Chatham Lodging Trust (REIT)	30,400	186,048
CIM Commercial Trust Corp. (REIT)	3,500	37,730
City Office REIT, Inc. (REIT)	20,000	201,200
Clipper Realty, Inc. (REIT)	6,900	55,890
Colony Capital, Inc. (REIT)	241,900	580,560
Columbia Property Trust, Inc. (REIT)	57,100	750,294
Community Healthcare Trust, Inc. (REIT)	8,200	335,380
CoreCivic, Inc. (REIT)	56,000	524,160
CorEnergy Infrastructure Trust, Inc. (REIT)	17,500	160,125
CorePoint Lodging, Inc. (REIT)	29,700	125,037
DiamondRock Hospitality Co. (REIT)	94,508	522,629
Diversified Healthcare Trust (REIT)	109,900	486,307
Easterly Government Properties, Inc. (REIT)	36,600	846,192
EastGroup Properties, Inc. (REIT)	20,980	2,488,438
Essential Properties Realty Trust, Inc. (REIT)	46,900	695,996
Farmland Partners, Inc. (REIT) (x)	15,900	108,915
Four Corners Property Trust, Inc. (REIT)	31,500	768,600
Franklin Street Properties Corp. (REIT)	61,080	310,897
Front Yard Residential Corp. (REIT)	24,400	212,280
GEO Group, Inc. (The) (REIT)	59,371	702,359
Getty Realty Corp. (REIT)	13,664	405,548
Gladstone Commercial Corp. (REIT)	17,600	330,000
Gladstone Land Corp. (REIT)	11,200	177,632
Global Medical REIT, Inc. (REIT)	16,100	182,413
Global Net Lease, Inc. (REIT)	39,200	655,816
Healthcare Realty Trust, Inc. (REIT)	65,300	1,912,637
Hersha Hospitality Trust (REIT)	35,600	205,056
Independence Realty Trust, Inc. (REIT)	57,200	657,228
Industrial Logistics Properties Trust (REIT)	32,606	670,053
Innovative Industrial Properties, Inc. (REIT) (x)	7,300	642,546
Investors Real Estate Trust (REIT)	5,632	397,000
iStar, Inc. (REIT)	32,000	394,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Jernigan Capital, Inc. (REIT) (x)	14,400	$196,992
Kite Realty Group Trust (REIT)	45,782	528,324
Lexington Realty Trust (REIT)	143,045	1,509,125
LTC Properties, Inc. (REIT)	21,800	821,206
Macerich Co. (The) (REIT) (x)	70,700	634,179
Mack-Cali Realty Corp. (REIT)	46,100	704,869
Monmouth Real Estate Investment Corp. (REIT)	53,513	775,403
National Health Investors, Inc. (REIT)	20,200	1,226,544
National Storage Affiliates Trust (REIT)	31,900	914,254
New Senior Investment Group, Inc. (REIT)	61,500	222,630
NexPoint Residential Trust, Inc. (REIT)	8,700	307,545
Office Properties Income Trust (REIT)	26,912	698,905
One Liberty Properties, Inc. (REIT)	8,500	149,770
Pebblebrook Hotel Trust (REIT)	67,228	918,334
Physicians Realty Trust (REIT)	110,600	1,937,712
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	1,003,244
Plymouth Industrial REIT, Inc. (REIT)	3,900	49,920
PotlatchDeltic Corp. (REIT)	33,736	1,282,980
Preferred Apartment Communities, Inc. (REIT), Class A	25,100	190,760
PS Business Parks, Inc. (REIT)	10,220	1,353,128
QTS Realty Trust, Inc. (REIT), Class A	30,800	1,973,972
Retail Opportunity Investments Corp. (REIT)	51,500	583,495
Retail Properties of America, Inc. (REIT), Class A	106,900	782,508
Retail Value, Inc. (REIT)	10,214	126,245
RLJ Lodging Trust (REIT)	80,687	761,685
RPT Realty (REIT)	48,260	335,890
Ryman Hospitality Properties, Inc. (REIT)	28,316	979,734
Sabra Health Care REIT, Inc. (REIT)	105,443	1,521,542
Safehold, Inc. (REIT) (x)	8,600	494,414
Saul Centers, Inc. (REIT)	5,400	174,258
Seritage Growth Properties (REIT), Class A (x)*	36,200	412,680
Service Properties Trust (REIT)	81,700	579,253
SITE Centers Corp. (REIT)	76,300	618,030
STAG Industrial, Inc. (REIT)	73,800	2,163,816
Summit Hotel Properties, Inc. (REIT)	77,200	457,796
Sunstone Hotel Investors, Inc. (REIT)	110,114	897,429
Tanger Factory Outlet Centers, Inc. (REIT) (x)	43,300	308,729
Terreno Realty Corp. (REIT)	34,200	1,800,288
UMH Properties, Inc. (REIT)	15,200	196,536
Uniti Group, Inc. (REIT)	115,800	1,082,730
Universal Health Realty Income Trust (REIT)	7,650	608,099
Urban Edge Properties (REIT)	71,500	848,705
Urstadt Biddle Properties, Inc. (REIT), Class A	13,870	164,776
Washington REIT (REIT)	45,900	1,018,980
Whitestone REIT (REIT)	24,200	175,934
Xenia Hotels & Resorts, Inc. (REIT)	59,700	557,001

		57,433,580

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	8,200	120,868
American Realty Investors, Inc.*	200	1,798
CTO Realty Growth, Inc.	2,600	102,700
Cushman & Wakefield plc*	66,900	833,574
eXp World Holdings, Inc. (x)*	13,400	228,470
Forestar Group, Inc.*	11,449	172,651
FRP Holdings, Inc.*	3,600	146,088
Griffin Industrial Realty, Inc.	800	43,336
Kennedy-Wilson Holdings, Inc.	58,103	884,328
Marcus & Millichap, Inc.*	9,200	265,512
Maui Land & Pineapple Co., Inc.*	3,900	43,290
Newmark Group, Inc., Class A	72,640	353,030
Rafael Holdings, Inc., Class B*	3,100	44,547
RE/MAX Holdings, Inc., Class A	8,000	251,440
Realogy Holdings Corp. (x)	52,800	391,248
Redfin Corp.*	47,773	2,002,166
RMR Group, Inc. (The), Class A	6,035	177,852
St Joe Co. (The)*	16,000	310,720
Stratus Properties, Inc.*	1,100	21,791
Tejon Ranch Co.*	10,200	146,880
Transcontinental Realty Investors, Inc.*	100	3,002

		6,545,291

Total Real Estate		63,978,871

Utilities (2.0%)
Electric Utilities (0.4%)
ALLETE, Inc.	27,900	1,523,619
El Paso Electric Co.	20,500	1,373,500
Genie Energy Ltd., Class B	6,300	46,368
MGE Energy, Inc.	17,800	1,148,278
Otter Tail Corp.	18,200	705,978
PNM Resources, Inc.	40,300	1,549,132
Portland General Electric Co.	46,200	1,931,622
Spark Energy, Inc., Class A	5,900	41,713

		8,320,210

Gas Utilities (0.6%)
Brookfield Infrastructure Corp., Class A	16,582	755,144
Chesapeake Utilities Corp.	8,040	675,360
New Jersey Resources Corp.	50,700	1,655,355
Northwest Natural Holding Co.	17,100	954,009
ONE Gas, Inc.	26,100	2,011,005
RGC Resources, Inc.	1,200	29,004
South Jersey Industries, Inc.	53,200	1,329,468
Southwest Gas Holdings, Inc.	28,400	1,961,020
Spire, Inc.	25,300	1,662,463

		11,032,828

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	36,600	73,200
Clearway Energy, Inc., Class A	16,500	346,005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Clearway Energy, Inc., Class C	46,192	$1,065,188
Ormat Technologies, Inc.	19,200	1,219,008
Sunnova Energy International, Inc.*	26,000	443,820
TerraForm Power, Inc., Class A	43,700	805,828

		3,953,049

Multi-Utilities (0.5%)
Avista Corp.	32,500	1,182,675
Black Hills Corp.	34,900	1,977,434
CMS Energy Corp.	88,330	5,160,239
NorthWestern Corp.	26,291	1,433,385
Unitil Corp.	6,200	277,884

		10,031,617

Water Utilities (0.3%)
American States Water Co.	21,000	1,651,230
Artesian Resources Corp., Class A	1,900	68,951
Cadiz, Inc. (x)*	7,100	72,136
California Water Service Group	23,000	1,097,100
Consolidated Water Co. Ltd.	4,100	59,163
Global Water Resources, Inc.	3,400	35,836
Middlesex Water Co.	10,100	678,518
Pure Cycle Corp.*	4,900	45,031
SJW Group	11,900	739,109
York Water Co. (The)	5,400	258,984

		4,706,058

Total Utilities		38,043,762

Total Common Stocks (98.6%) (Cost $1,374,677,481)		1,883,829,075

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	56,900	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR (r)*	8,400	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	65,300	22,529
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	30,100	19,865

		42,394

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)(x)*	16,700	6,764
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

		6,764

Total Health Care		49,158

Total Rights (0.0%) (Cost $42,814)		49,158

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	8,000,000	8,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $2,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $2,040,002. (xx)	$2,000,000	2,000,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $800,005, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $816,000. (xx)	800,000	800,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $900,008, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $1,000,083. (xx)	900,000	900,000
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $8,000,436, collateralized by various Common Stocks; total market value $8,890,678. (xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $5,700,032, collateralized by various Common Stocks; total market value $6,334,372. (xx)	5,700,000	5,700,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $17,909,616, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $18,267,773. (xx)	$17,909,581	$17,909,581
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $9,300,145, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $9,486,000. (xx)	9,300,000	9,300,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $2,000,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $4,100,024, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $4,555,992. (xx)	4,100,000	4,100,000

Total Repurchase Agreements		50,709,581

Total Short-Term Investments (3.1%) (Cost $58,709,581)		58,709,581

Total Investments in Securities (101.7%) (Cost $1,433,429,876)		1,942,587,814
Other Assets Less Liabilities (-1.7%)		(33,083,297)

Net Assets (100%)		$1,909,504,517

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $935,006 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $69,389,255. This was collateralized by $11,841,350 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $58,709,581 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	134	9/2020	USD	9,631,920	376,594

					376,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$23,011,427	$—	$—		$23,011,427
Consumer Discretionary	233,830,801	64,324	—		233,895,125
Consumer Staples	65,241,318	—	—		65,241,318
Energy	20,545,711	—	—		20,545,711
Financials	204,767,424	—	—		204,767,424
Health Care	442,674,354	—	—		442,674,354
Industrials	299,014,140	—	—		299,014,140
Information Technology	444,476,641	—	—		444,476,641
Materials	48,180,302	—	—		48,180,302
Real Estate	63,935,535	43,336	—		63,978,871
Utilities	38,043,762	—	—		38,043,762
Futures	376,594	—	—		376,594
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	49,158		49,158
Short-Term Investments
Investment Company	8,000,000	—	—		8,000,000
Repurchase Agreements	—	50,709,581	—		50,709,581

Total Assets	$1,892,098,009	$50,817,241	$49,158		$1,942,964,408

Total Liabilities	$—	$—	$—		$—

Total	$1,892,098,009	$50,817,241	$49,158		$1,942,964,408

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$376,594	*

Total		$376,594

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(586,466)	$(586,466)

Total	$(586,466)	$(586,466)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$346,156	$346,156

Total	$346,156	$346,156

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $8,442,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$607,946,609
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$659,127,569

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$635,981,765
Aggregate gross unrealized depreciation	(132,621,492)

Net unrealized appreciation	$503,360,273

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,439,604,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,382,720,295)	$1,891,878,233
Repurchase Agreements (Cost $50,709,581)	50,709,581
Cash	29,443,639
Cash held as collateral at broker for futures	2,200,000
Receivable for securities sold	25,024,033
Due from Custodian	3,420,030
Dividends, interest and other receivables	868,521
Securities lending income receivable	168,313
Receivable for Portfolio shares sold	160,478
Due from broker for futures variation margin	125,960
Other assets	20,149

Total assets	2,004,018,937

LIABILITIES
Payable for return of collateral on securities loaned	58,709,581
Payable for securities purchased	33,533,881
Payable for Portfolio shares redeemed	928,492
Investment management fees payable	800,293
Administrative fees payable	197,375
Distribution fees payable – Class IB	151,820
Distribution fees payable – Class IA	101,355
Accrued expenses	91,623

Total liabilities	94,514,420

NET ASSETS	$1,909,504,517

Net assets were comprised of:
Paid in capital	$1,231,818,165
Total distributable earnings (loss)	677,686,352

Net assets	$1,909,504,517

Class IA
Net asset value, offering and redemption price per share, $500,069,951 / 27,277,723 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.33

Class IB
Net asset value, offering and redemption price per share, $747,627,539 / 45,038,335 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.60

Class K
Net asset value, offering and redemption price per share, $661,807,027 / 36,038,533 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.36

(x)	Includes value of securities on loan of $69,389,255.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,157 foreign withholding tax)	$7,526,311
Interest	97,738
Securities lending (net)	763,505

Total income	8,387,554

EXPENSES
Investment management fees	4,578,299
Administrative fees	1,092,859
Distribution fees – Class IB	873,763
Distribution fees – Class IA	586,693
Custodian fees	88,314
Printing and mailing expenses	73,235
Professional fees	52,831
Trustees’ fees	28,627
Miscellaneous	20,151

Total expenses	7,394,772

NET INVESTMENT INCOME (LOSS)	992,782

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	155,782,398
Futures contracts	(586,466)

Net realized gain (loss)	155,195,932

Change in unrealized appreciation (depreciation) on:
Investments in securities	(133,951,085)
Futures contracts	346,156

Net change in unrealized appreciation (depreciation)	(133,604,929)

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,591,003

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,583,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$992,782	$2,564,174
Net realized gain (loss)	155,195,932	180,538,650
Net change in unrealized appreciation (depreciation)	(133,604,929)	278,615,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,583,785	461,718,249

Distributions to shareholders:
Class IA	—	(46,313,943)
Class IB	—	(75,461,260)
Class K	—	(58,255,079)

Total distributions to shareholders	—	(180,030,282)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [924,508 and 1,327,452 shares, respectively]	15,183,860	24,235,428
Capital shares issued in reinvestment of dividends and distributions [0 and 2,570,142 shares, respectively]	—	46,313,943
Capital shares repurchased [(2,266,617) and (3,515,648) shares, respectively]	(37,437,595)	(65,095,285)

Total Class IA transactions	(22,253,735)	5,454,086

Class IB
Capital shares sold [1,712,894 and 3,087,517 shares, respectively]	25,330,465	52,201,285
Capital shares issued in reinvestment of dividends and distributions [0 and 4,620,208 shares, respectively]	—	75,461,260
Capital shares repurchased [(3,769,290) and (6,457,714) shares, respectively]	(56,667,904)	(108,924,601)

Total Class IB transactions	(31,337,439)	18,737,944

Class K
Capital shares sold [5,972,225 and 551,883 shares, respectively]	85,961,708	10,060,707
Capital shares issued in reinvestment of dividends and distributions [0 and 3,231,329 shares, respectively]	—	58,255,079
Capital shares repurchased [(4,606,753) and (9,426,702) shares, respectively]	(79,467,533)	(172,447,609)

Total Class K transactions	6,494,175	(104,131,823)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,096,999)	(79,939,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,513,214)	201,748,174
NET ASSETS:
Beginning of period	1,934,017,731	1,732,269,557

End of period	$1,909,504,517	$1,934,017,731

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.25		$15.68	$20.35	$18.11	$17.21	$19.95

Income (loss) from investment operations:
Net investment income (loss) (e)	—		0.01	0.01	0.01	0.05	(0.02)
Net realized and unrealized gain (loss)	0.08		4.31	(1.39)	4.04	2.11	(0.58)

Total from investment operations	0.08		4.32	(1.38)	4.05	2.16	(0.60)

Less distributions:
Dividends from net investment income	—		(0.02)	(0.01)	(0.05)	(0.06)	—
Distributions from net realized gains	—		(1.73)	(3.28)	(1.76)	(1.20)	(2.14)

Total dividends and distributions	—		(1.75)	(3.29)	(1.81)	(1.26)	(2.14)

Net asset value, end of period	$18.33		$18.25	$15.68	$20.35	$18.11	$17.21

Total return (b)	0.44%		27.79%	(7.91)%	22.68%	12.61%	(2.91)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$500,070		$522,416	$442,831	$521,011	$468,126	$448,501
Ratio of expenses to average net assets (a)(f)	0.92%		0.92%	0.92%	0.94%	0.95%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	0.03%		0.05%	0.07%	0.06%	0.30%	(0.08)%
Portfolio turnover rate^	34	%(z)	42%	46%	40%	37%	38%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.53		$14.33	$18.88	$16.91	$16.15	$18.86

Income (loss) from investment operations:
Net investment income (loss) (e)	—		0.01	0.01	0.01	0.05	(0.02)
Net realized and unrealized gain (loss)	0.07		3.94	(1.27)	3.77	1.97	(0.55)

Total from investment operations	0.07		3.95	(1.26)	3.78	2.02	(0.57)

Less distributions:
Dividends from net investment income	—		(0.02)	(0.01)	(0.05)	(0.06)	—
Distributions from net realized gains	—		(1.73)	(3.28)	(1.76)	(1.20)	(2.14)

Total dividends and distributions	—		(1.75)	(3.29)	(1.81)	(1.26)	(2.14)

Net asset value, end of period	$16.60		$16.53	$14.33	$18.88	$16.91	$16.15

Total return (b)	0.42%		27.84%	(7.89)%	22.69%	12.55%	(2.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$747,628		$778,399	$657,055	$764,841	$684,307	$681,187
Ratio of expenses to average net assets (a)(f)	0.92%		0.92%	0.92%	0.94%	0.95%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	0.03%		0.05%	0.07%	0.06%	0.30%	(0.08)%
Portfolio turnover rate^	34	%(z)	42%	46%	40%	37%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.26		$15.69	$20.35	$18.11	$17.22	$19.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.05	0.07	0.06	0.09	0.03
Net realized and unrealized gain (loss)	0.08		4.31	(1.39)	4.04	2.11	(0.59)

Total from investment operations	0.10		4.36	(1.32)	4.10	2.20	(0.56)

Less distributions:
Dividends from net investment income	—		(0.06)	(0.06)	(0.10)	(0.11)	(0.04)
Distributions from net realized gains	—		(1.73)	(3.28)	(1.76)	(1.20)	(2.14)

Total dividends and distributions	—		(1.79)	(3.34)	(1.86)	(1.31)	(2.18)

Net asset value, end of period	$18.36		$18.26	$15.69	$20.35	$18.11	$17.22

Total return (b)	0.55%		28.07%	(7.60)%	22.95%	12.83%	(2.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$661,807		$633,203	$632,384	$776,673	$678,247	$669,892
Ratio of expenses to average net assets (a)(f)	0.67%		0.67%	0.67%	0.69%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets (a)(f)	0.28%		0.30%	0.32%	0.31%	0.55%	0.16%
Portfolio turnover rate^	34	%(z)	42%	46%	40%	37%	38%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Industrials	20.8%
Financials	15.8
Health Care	13.5
Utilities	9.5
Consumer Staples	8.7
Information Technology	7.0
Consumer Discretionary	6.3
Materials	4.8
Real Estate	3.7
Exchange Traded Fund	2.9
Energy	2.4
Communication Services	2.0
Investment Companies	0.3
Repurchase Agreements	0.2
Cash and Other	2.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$834.27	$4.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.00
Class K†
Actual	1,000.00	932.30	0.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.16	3.74

†  Commenced operations on June 8,2020

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.74%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 Class IB and hypothetical example(to reflect the one-half year period) and multiplied by 21/366 for Class K (to reflect the actual number of days the Class was in operation in the period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Media (1.0%)
Fox Corp., Class B	169,162	$4,540,308

Wireless Telecommunication Services (1.0%)
Rogers Communications, Inc., Class B	111,420	4,476,990

Total Communication Services		9,017,298

Consumer Discretionary (6.3%)
Auto Components (1.4%)
Aptiv plc	40,680	3,169,786
BorgWarner, Inc.	85,642	3,023,162

		6,192,948

Automobiles (0.9%)
Honda Motor Co. Ltd. (ADR) (x)	139,563	3,567,230
Thor Industries, Inc.	5,262	560,561

		4,127,791

Distributors (1.2%)
Genuine Parts Co.	63,935	5,559,788

Hotels, Restaurants & Leisure (1.0%)
Sodexo SA	62,703	4,235,606

Multiline Retail (0.4%)
Target Corp.	13,206	1,583,795

Specialty Retail (1.4%)
Advance Auto Parts, Inc.	45,457	6,475,350

Total Consumer Discretionary		28,175,278

Consumer Staples (8.7%)
Food & Staples Retailing (2.6%)
Koninklijke Ahold Delhaize NV	253,934	6,914,955
Sysco Corp.	84,458	4,616,474

		11,531,429

Food Products (5.4%)
Conagra Brands, Inc.	190,535	6,701,116
J M Smucker Co. (The)	54,916	5,810,662
Kellogg Co.	66,606	4,399,992
Mondelez International, Inc., Class A	69,115	3,533,850
Orkla ASA	435,716	3,819,219

		24,264,839

Household Products (0.7%)
Kimberly-Clark Corp.	23,785	3,362,010

Total Consumer Staples		39,158,278

Energy (2.4%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	135,945	2,092,193

Oil, Gas & Consumable Fuels (1.9%)
Cimarex Energy Co.	53,759	1,477,835
ConocoPhillips	136,398	5,731,444
Noble Energy, Inc.	159,105	1,425,581

		8,634,860

Total Energy		10,727,053

Financials (15.8%)
Banks (3.4%)
Commerce Bancshares, Inc.	92,794	5,518,459
Hawthorn Bancshares, Inc.	8	153
M&T Bank Corp.	17,273	1,795,874
Truist Financial Corp.	112,820	4,236,391
Westamerica Bancorp	65,908	3,784,437

		15,335,314

Capital Markets (6.2%)
Ameriprise Financial, Inc.	34,841	5,227,544
Bank of New York Mellon Corp. (The)	89,671	3,465,784
BlackRock, Inc.	1,857	1,010,375
Calamos Asset Management, Inc. (r)*	819	—
Northern Trust Corp.	164,614	13,060,475
State Street Corp.	44,101	2,802,618
T. Rowe Price Group, Inc.	18,854	2,328,469

		27,895,265

Insurance (5.3%)
Aflac, Inc.	123,494	4,449,489
Arthur J Gallagher & Co.	37,090	3,615,904
Brown & Brown, Inc.	21,638	881,965
Chubb Ltd.	80,616	10,207,598
ProAssurance Corp.	55,732	806,442
Reinsurance Group of America, Inc.	49,641	3,893,840

		23,855,238

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Invesco Mortgage Capital, Inc. (REIT)	570	2,132

Thrifts & Mortgage Finance (0.9%)
Capitol Federal Financial, Inc.	348,893	3,841,312

Total Financials		70,929,261

Health Care (13.5%)
Health Care Equipment & Supplies (5.3%)
Envista Holdings Corp.*	269,210	5,677,639
Hologic, Inc.*	53,266	3,036,162
Siemens Healthineers AG (m)	38,072	1,823,340
Zimmer Biomet Holdings, Inc.	112,501	13,428,119

		23,965,260

Health Care Providers & Services (6.9%)
Cardinal Health, Inc.	105,769	5,520,084
Henry Schein, Inc.*	87,180	5,090,440
McKesson Corp.	41,808	6,414,183
Quest Diagnostics, Inc.	62,871	7,164,779
Universal Health Services, Inc., Class B	73,759	6,851,474

		31,040,960

Health Care Technology (1.3%)
Cerner Corp.	82,004	5,621,374

Total Health Care		60,627,594

Industrials (20.8%)
Aerospace & Defense (2.7%)
BAE Systems plc	560,194	3,350,735
General Dynamics Corp.	30,324	4,532,225
Textron, Inc.	125,662	4,135,536

		12,018,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.9%)
Southwest Airlines Co.	120,688	$4,125,116

Building Products (1.8%)
Johnson Controls International plc	237,187	8,097,564

Commercial Services & Supplies (1.7%)
Republic Services, Inc.	90,453	7,421,669

Electrical Equipment (6.5%)
ABB Ltd. (Registered)	159,277	3,580,158
Emerson Electric Co.	157,277	9,755,893
Hubbell, Inc.	66,734	8,365,774
nVent Electric plc	395,770	7,412,772

		29,114,597

Machinery (3.9%)
Cummins, Inc.	36,377	6,302,679
IMI plc	388,578	4,436,272
Lincoln Electric Holdings, Inc.	8,594	723,959
PACCAR, Inc.	78,424	5,870,036

		17,332,946

Road & Rail (2.1%)
Heartland Express, Inc.	210,442	4,381,402
Norfolk Southern Corp.	30,015	5,269,734

		9,651,136

Trading Companies & Distributors (1.2%)
MSC Industrial Direct Co., Inc., Class A	75,709	5,512,372

Total Industrials		93,273,896

Information Technology (7.0%)
Communications Equipment (1.2%)
F5 Networks, Inc.*	39,425	5,498,999

Electronic Equipment, Instruments & Components (1.1%)
TE Connectivity Ltd.	59,512	4,853,204

Semiconductors & Semiconductor Equipment (3.6%)
Applied Materials, Inc.	125,753	7,601,769
Maxim Integrated Products, Inc.	95,883	5,811,469
Microchip Technology, Inc.	27,910	2,939,202

		16,352,440

Technology Hardware, Storage & Peripherals (1.1%)
HP, Inc.	270,624	4,716,976

Total Information Technology		31,421,619

Materials (4.8%)
Containers & Packaging (3.7%)
Graphic Packaging Holding Co.	178,114	2,491,815
Packaging Corp. of America	54,252	5,414,349
Sonoco Products Co.	125,134	6,543,257
Westrock Co.	70,665	1,996,993

		16,446,414

Paper & Forest Products (1.1%)
Mondi plc	265,010	4,951,928

Total Materials		21,398,342

Real Estate (3.7%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
MGM Growth Properties LLC (REIT), Class A	139,158	3,786,489
Piedmont Office Realty Trust, Inc. (REIT), Class A	135,185	2,245,423
Welltower, Inc. (REIT)	73,489	3,803,056
Weyerhaeuser Co. (REIT)	291,679	6,551,110

Total Real Estate		16,386,078

Utilities (9.5%)
Electric Utilities (5.6%)
Edison International	114,130	6,198,400
Evergy, Inc.	62,621	3,712,799
Eversource Energy	36,403	3,031,278
Pinnacle West Capital Corp.	98,187	7,196,125
Xcel Energy, Inc.	77,693	4,855,813

		24,994,415

Gas Utilities (1.7%)
Atmos Energy Corp.	32,258	3,212,252
Spire, Inc.	67,347	4,425,371

		7,637,623

Multi-Utilities (2.2%)
Ameren Corp.	31,483	2,215,144
CMS Energy Corp.	28,751	1,679,634
NorthWestern Corp.	111,770	6,093,700

		9,988,478

Total Utilities		42,620,516

Total Common Stocks (94.5%) (Cost $433,551,905)		423,735,213

EXCHANGE TRADED FUND (ETF):
Equity (2.9%)
iShares Russell Mid-Cap Value ETF (x)	168,321	12,881,606

Total Exchange Traded Fund (2.9%) (Cost $11,947,698)		12,881,606

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	200,000	200,000
JPMorgan Prime Money Market Fund, IM Shares	1,525,643	1,527,016

Total Investment Companies		1,727,016

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $204,000. (xx)	$200,000	200,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $503,826, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $513,902. (xx)	$503,825	$503,825

Total Repurchase Agreements		703,825

Total Short-Term Investments (0.5%) (Cost $2,430,994)		2,430,841

Total Investments in Securities (97.9%) (Cost $447,930,597)		439,047,660
Other Assets Less Liabilities (2.1%)		9,413,456

Net Assets (100%)		$448,461,116

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $1,823,340 or 0.4% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $6,931,137. This was collateralized by $6,291,176 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $903,825 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	129,749	USD	95,175	Morgan Stanley	9/30/2020	414
EUR	433,969	USD	488,292	Credit Suisse	9/30/2020	266
USD	3,963,792	CAD	5,365,152	Morgan Stanley	9/30/2020	11,155
USD	3,145,800	CHF	2,972,041	UBS AG	9/30/2020	316
USD	11,659,643	EUR	10,331,251	Credit Suisse	9/30/2020	28,824
USD	10,977,158	GBP	8,796,505	JPMorgan Chase Bank	9/30/2020	71,604
USD	2,527,184	JPY	269,074,367	Bank of America	9/30/2020	31,978
USD	3,147,090	NOK	30,172,092	Goldman Sachs	9/30/2020	11,343

Total unrealized appreciation						155,900

CHF	170,916	USD	181,392	UBS AG	9/30/2020	(501)
GBP	252,437	USD	313,623	JPMorgan Chase Bank	9/30/2020	(661)
JPY	36,328,582	USD	338,706	Bank of America	9/30/2020	(1,820)
USD	424,875	GBP	343,298	JPMorgan Chase Bank	9/30/2020	(732)
USD	86,185	NOK	834,330	Goldman Sachs	9/30/2020	(526)

Total unrealized depreciation						(4,240)

Net unrealized appreciation						151,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$9,017,298	$—	$—		$9,017,298
Consumer Discretionary	23,939,672	4,235,606	—		28,175,278
Consumer Staples	28,424,104	10,734,174	—		39,158,278
Energy	10,727,053	—	—		10,727,053
Financials	70,929,261	—	—	(a)	70,929,261
Health Care	58,804,254	1,823,340	—		60,627,594
Industrials	81,906,731	11,367,165	—		93,273,896
Information Technology	31,421,619	—	—		31,421,619
Materials	16,446,414	4,951,928	—		21,398,342
Real Estate	16,386,078	—	—		16,386,078
Utilities	42,620,516	—	—		42,620,516
Exchange Traded Funds	12,881,606	—	—		12,881,606
Forward Currency Contracts	—	155,900	—		155,900
Short-Term Investments
Investment Companies	1,727,016	—	—		1,727,016
Repurchase Agreements	—	703,825	—		703,825

Total Assets	$405,231,622	$33,971,938	$—		$439,203,560

Liabilities:
Forward Currency Contracts	$—	$(4,240)	$—		$(4,240)

Total Liabilities	$—	$(4,240)	$—		$(4,240)

Total	$405,231,622	$33,967,698	$—		$439,199,320

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$155,900

Total		$155,900

	Liability Derivatives
Foreign exchange contracts	Payables	$(4,240)

Total		$(4,240)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$468,873	$468,873

Total	$468,873	$468,873

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$402,653	$402,653

Total	$402,653	$402,653

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $29,921,000 during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$31,978	$(1,820)	$—	$30,158
Credit Suisse	29,090	—	—	29,090
Goldman Sachs	11,343	(526)	—	10,817
JPMorgan Chase Bank	71,604	(1,393)	—	70,211
Morgan Stanley	11,569	—	—	11,569
UBS AG	316	(316)	—	—

Total	$155,900	$(4,055)	$—	$151,845

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$1,820	$(1,820)	$—	$—
Goldman Sachs	526	(526)	—	—
JPMorgan Chase Bank	1,393	(1,393)	—	—
UBS AG	501	(316)	—	185

Total	$4,240	$(4,055)	$—	$185

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$249,243,985
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$242,575,415

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,544,860
Aggregate gross unrealized depreciation	(31,420,826)

Net unrealized depreciation	$(8,875,966)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$448,075,286

For the six months ended June 30, 2020, the Portfolio incurred approximately $13,161 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $447,226,772)	$438,343,835
Repurchase Agreements (Cost $703,825)	703,825
Cash	8,701,321
Foreign cash (Cost $20,519)	20,442
Receivable for securities sold	2,950,888
Dividends, interest and other receivables	785,355
Unrealized appreciation on forward foreign currency contracts	155,900
Receivable for Portfolio shares sold	80,141
Securities lending income receivable	2,650
Other assets	5,079

Total assets	451,749,436

LIABILITIES
Payable for securities purchased	1,810,819
Payable for return of collateral on securities loaned	903,825
Investment management fees payable	183,003
Payable for Portfolio shares redeemed	155,525
Distribution fees payable – Class IB	77,261
Administrative fees payable	37,912
Unrealized depreciation on forward foreign currency contracts	4,240
Accrued expenses	115,735

Total liabilities	3,288,320

NET ASSETS	$448,461,116

Net assets were comprised of:
Paid in capital	$471,940,149
Total distributable earnings (loss)	(23,479,033)

Net assets	$448,461,116

Class IB
Net asset value, offering and redemption price per share, $369,907,197 / 19,182,767 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.28

Class K
Net asset value, offering and redemption price per share, $78,553,919 / 4,072,885 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.29

(x)	Includes value of securities on loan of $6,931,137.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $63,291 foreign withholding tax)	$4,121,368
Interest	33,960
Securities lending (net)	15,676

Total income	4,171,004

EXPENSES
Investment management fees	1,405,939
Distribution fees – Class IB	380,895
Administrative fees	149,300
Professional fees	31,195
Printing and mailing expenses	19,649
Custodian fees	16,908
Trustees’ fees	4,899
Miscellaneous	7,234

Gross expenses	2,016,019
Less: Waiver from investment manager	(468,044)

Net expenses	1,547,975

NET INVESTMENT INCOME (LOSS)	2,623,029

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(18,438,067)
Forward foreign currency contracts	468,873
Foreign currency transactions	16,923

Net realized gain (loss)	(17,952,271)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(42,608,579)
Forward foreign currency contracts	402,653
Foreign currency translations	(671)

Net change in unrealized appreciation (depreciation)	(42,206,597)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(60,158,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(57,535,839)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,623,029	$4,794,818
Net realized gain (loss)	(17,952,271)	1,674,073
Net change in unrealized appreciation (depreciation)	(42,206,597)	70,223,264

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(57,535,839)	76,692,155

Distributions to shareholders:
Class IB	—	(5,875,627)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [938,482 and 1,642,414 shares, respectively]	17,987,138	34,751,362
Capital shares issued in connection with merger (Note 8) [4,043,088 and 0 shares, respectively]	77,923,836	—
Capital shares issued in reinvestment of dividends and distributions [0 and 258,256 shares, respectively]	—	5,875,627
Capital shares repurchased [(849,218) and (1,187,158) shares, respectively]	(16,253,318)	(25,342,839)

Total Class IB transactions	79,657,656	15,284,150

Class K
Capital shares sold [4 and 0 shares, respectively]	99	—
Capital shares issued in connection with merger (Note 8) [4,072,881 and 0 shares, respectively]	78,502,375	—

Total Class K transactions	78,502,474	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	158,160,130	15,284,150

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,624,291	86,100,678
NET ASSETS:
Beginning of period	347,836,825	261,736,147

End of period	$448,461,116	$347,836,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$23.11		$18.26		$20.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	##	0.33		0.09
Net realized and unrealized gain (loss)	(4.00)		4.92		(2.24)

Total from investment operations	(3.83)		5.25		(2.15)

Less distributions:
Dividends from net investment income	—		(0.38)		(0.09)
Distributions from net realized gains	—		(0.02)		—
Return of capital	—		—		(0.02)

Total dividends and distributions	—		(0.40)		(0.11)

Net asset value, end of period	$19.28		$23.11		$18.26

Total return (b)	(16.57)%		28.77%		(10.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$369,907		$347,837		$261,736
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00	%(j)	0.99	%(k)	1.00	%(k)
Before waivers (a)(f)	1.30%		1.32%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.69	%(aa)	1.54%		2.29	%(l)
Before waivers (a)(f)	1.39	%(aa)	1.21%		1.95	%(l)
Portfolio turnover rate^	77	%(z)	42%		11	%(z)

Class K	June 8 2020* June 30, 2020 (Unaudited)
Net asset value, beginning of period	$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	##
Net realized and unrealized gain (loss)	(1.41)

Total from investment operations	(1.40)

Net asset value, end of period	$19.29

Total return (b)	(6.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,554
Ratio of expenses to average net assets:
After waivers (a)(f)	0.74	%(j)
Before waivers (a)(f)	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.03	%(aa)
Before waivers (a)(f)	0.75	%(aa)
Portfolio turnover rate^	77	%(z)
*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.15 and $0.01 for Class IB and Class K respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Exchange Traded Funds	$ 50,885,197	98.4%
Investment Company	1,424,608	2.7
Repurchase Agreements	985,344	1.9
Cash and Other	(1,577,040)	(3.0)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.
Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$936.68	$5.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.29	5.63
Class K
Actual	1,000.00	938.43	4.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.52	4.39

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (29.7%)
iShares Core MSCI EAFE ETF	92,000	$5,258,720
iShares Core S&P 500 ETF	8,400	2,601,396
iShares Core S&P Mid-Cap ETF	9,500	1,689,290
iShares Russell 2000 ETF (x)	4,000	572,720
SPDR Portfolio S&P 500 ETF (x)	71,800	2,602,750
Vanguard S&P 500 ETF	9,200	2,607,556

Total Equity		15,332,432

Fixed Income (68.7%)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (x)	134,700	12,329,091
Vanguard Intermediate-Term Corporate Bond ETF	244,100	23,223,674

Total Fixed Income		35,552,765

Total Exchange Traded Funds (98.4%) (Cost $49,792,674)		50,885,197

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,423,327	1,424,608

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.9%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $885,346, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $903,051. (xx)	885,344	885,344

Total Repurchase Agreements		985,344

Total Short-Term Investments (4.6%) (Cost $2,408,475)		2,409,952

Total Investments in Securities (103.0%) (Cost $52,201,149)		53,295,149
Other Assets Less Liabilities (-3.0%)		(1,577,040)

Net Assets (100%)		$51,718,109

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $1,243,980. This was collateralized by $271,354 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $985,344 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$50,885,197	$—	$—	$50,885,197
Short-Term Investments
Investment Company	1,424,608	—	—	1,424,608
Repurchase Agreements	—	985,344	—	985,344

Total Assets	$52,309,805	$985,344	$—	$53,295,149

Total Liabilities	$—	$—	$—	$—

Total	$52,309,805	$985,344	$—	$53,295,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$55,176,961
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,007,522

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,454,830
Aggregate gross unrealized depreciation	(367,726)

Net unrealized appreciation	$1,087,104

Federal income tax cost of investments in securities and derivative instruments, if applicable	$52,208,045

For the six months ended June 30, 2020, the Portfolio incurred approximately $1,151 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $51,215,805)	$52,309,805
Repurchase Agreements (Cost $985,344)	985,344
Cash	299,999
Receivable for Portfolio shares sold	117,719
Receivable for securities sold	31,529
Dividends, interest and other receivables	13,533
Securities lending income receivable	3,593
Other assets	3,578

Total assets	53,765,100

LIABILITIES
Payable for securities purchased	996,398
Payable for return of collateral on securities loaned	985,344
Investment management fees payable	23,560
Distribution fees payable – Class IB	7,979
Administrative fees payable	5,163
Payable for Portfolio shares redeemed	63
Accrued expenses	28,484

Total liabilities	2,046,991

NET ASSETS	$51,718,109

Net assets were comprised of:
Paid in capital	$51,253,545
Total distributable earnings (loss)	464,564

Net assets	$51,718,109

Class IB
Net asset value, offering and redemption price per share, $40,993,080 / 3,847,431 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.65

Class K
Net asset value, offering and redemption price per share, $10,725,029 / 1,005,274 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.67

(x)	Includes value of securities on loan of $1,243,980.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$367,591
Interest	1,016
Securities lending (net)	4,143

Total income	372,750

EXPENSES
Investment management fees	169,402
Distribution fees – Class IB	39,598
Administrative fees	26,155
Professional fees	24,458
Printing and mailing expenses	11,440
Custodian fees	4,066
Offering costs	1,570
Trustees’ fees	622
Miscellaneous	125

Gross expenses	277,436
Less: Waiver from investment manager	(53,315)

Net expenses	224,121

NET INVESTMENT INCOME (LOSS)	148,629

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(829,561)
Net change in unrealized appreciation (depreciation) on investments in securities	(1,483,933)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,313,494)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,164,865)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	February 1, 2019* to December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$148,629	$393,851
Net realized gain (loss)	(829,561)	124,101
Net change in unrealized appreciation (depreciation)	(1,483,933)	2,577,933

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,164,865)	3,095,885

Distributions to shareholders:
Class IB	—	(312,629)
Class K	—	(171,666)

Total distributions to shareholders	—	(484,295)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,597,317 and 2,365,897 shares, respectively]	16,864,059	25,566,658
Capital shares issued in reinvestment of dividends and distributions [0 and 27,816 shares, respectively]	—	312,629
Capital shares repurchased [(13,674) and (129,925) shares, respectively]	(137,585)	(1,406,043)

Total Class IB transactions	16,726,474	24,473,244

Class K
Capital shares sold [0 and 990,000 shares, respectively]	—	9,900,000
Capital shares issued in reinvestment of dividends and distributions [0 and 15,274 shares, respectively]	—	171,666

Total Class K transactions	—	10,071,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,726,474	34,544,910

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,561,609	37,156,500
NET ASSETS:
Beginning of period	37,156,500	—

End of period	$51,718,109	$37,156,500

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.20
Net realized and unrealized gain (loss)	(0.76)		1.32

Total from investment operations	(0.72)		1.52

Less distributions:
Dividends from net investment income	—		(0.12)
Distributions from net realized gains	—		(0.03)

Total dividends and distributions	—		(0.15)

Net asset value, end of period	$10.65		$11.37

Total return (b)	(6.33)%		15.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,993		$25,730
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.14	%(j)
Before waivers (a)(f)	1.37%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.66%		2.03	%(l)
Before waivers (a)(f)	0.42%		1.52	%(l)
Portfolio turnover rate^	96	%(z)	56	%(z)

Class K	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.20
Net realized and unrealized gain (loss)	(0.74)		1.34

Total from investment operations	(0.70)		1.54

Less distributions:
Dividends from net investment income	—		(0.14)
Distributions from net realized gains	—		(0.03)

Total dividends and distributions	—		(0.17)

Net asset value, end of period	$10.67		$11.37

Total return (b)	(6.16)%		15.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,725		$11,427
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.88	%(j)
Before waivers (a)(f)	1.13%		1.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.80%		2.05	%(l)
Before waivers (a)(f)	0.55%		1.34	%(l)
Portfolio turnover rate^	96	%(z)	56	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Exchange Traded Funds	$ 19,547,211	74.6%
U.S. Treasury Obligation	4,401,094	16.8
Investment Company	2,300,663	8.8
Cash and Other	(44,498)	(0.2)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$938.67	$5.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.30	5.62
Class K
Actual	1,000.00	939.56	4.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.36

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (30.0%)
iShares Core MSCI EAFE ETF	58,338	$3,334,600
iShares Core S&P 500 ETF	6,770	2,096,601
iShares Russell 2000 ETF	6,787	971,763
SPDR S&P MidCap 400 ETF Trust	4,467	1,449,497

Total Equity		7,852,461

Fixed Income (44.6%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,491	5,849,539
Vanguard Intermediate-Term Corporate Bond ETF	61,438	5,845,211

Total Fixed Income		11,694,750

Total Exchange Traded Funds (74.6%) (Cost $18,829,054)		19,547,211

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (16.8%)
U.S. Treasury Notes 2.750%, 9/15/21	$2,136,000	2,202,272
2.625%, 12/15/21	2,123,000	2,198,822

Total U.S. Treasury Obligations (cost $4,379,713)		4,401,094

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (8.8%)
JPMorgan Prime Money Market Fund, IM Shares	2,298,594	2,300,663

Total Short-Term Investment (8.8%) (Cost $2,299,988)		2,300,663

Total Investments in Securities (100.2%) (Cost $25,508,755)		26,248,968
Other Assets Less Liabilities (-0.2%)		(44,498)

Net Assets (100%)		$26,204,470

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$19,547,211	$—	$—	$19,547,211
Short-Term Investment
Investment Company	2,300,663	—	—	2,300,663
U.S. Treasury Obligations	—	4,401,094	—	4,401,094

Total Assets	$21,847,874	$4,401,094	$—	$26,248,968

Total Liabilities	$—	$—	$—	$—

Total	$21,847,874	$4,401,094	$—	$26,248,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,163,258
Long-term U.S. government debt securities	8,272,700

$19,435,958

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,896,051
Long-term U.S. government debt securities	3,853,424

$13,749,475

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,016,978
Aggregate gross unrealized depreciation	(278,476)

Net unrealized appreciation	$738,502

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,510,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $25,508,755)	$26,248,968
Cash	299,999
Receivable for securities sold	610,898
Receivable for Portfolio shares sold	33,808
Dividends, interest and other receivables	28,014
Other assets	3,565

Total assets	27,225,252

LIABILITIES
Payable for securities purchased	979,345
Investment management fees payable	8,820
Distribution fees payable – Class IB	2,954
Administrative fees payable	2,602
Payable for Portfolio shares redeemed	12
Accrued expenses	27,049

Total liabilities	1,020,782

NET ASSETS	$26,204,470

Net assets were comprised of:
Paid in capital	$25,768,629
Total distributable earnings (loss)	435,841

Net assets	$26,204,470

Class IB
Net asset value, offering and redemption price per share, $15,565,553 / 1,474,051 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.56

Class K
Net asset value, offering and redemption price per share, $10,638,917 / 1,006,151 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$177,318
Interest	11,320

Total income	188,638

EXPENSES
Investment management fees	87,605
Professional fees	24,176
Distribution fees – Class IB	14,095
Administrative fees	13,521
Printing and mailing expenses	10,722
Custodian fees	2,759
Offering costs	1,570
Trustees’ fees	329
Tax expense	21
Miscellaneous	77

Gross expenses	154,875
Less: Waiver from investment manager	(45,669)

Net expenses	109,206

NET INVESTMENT INCOME (LOSS)	79,432

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(395,488)
Net change in unrealized appreciation (depreciation) on investments in securities	(886,709)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,282,197)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,202,765)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	February 1, 2019* to December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$79,432	$280,636
Net realized gain (loss)	(395,488)	4,299
Net change in unrealized appreciation (depreciation)	(886,709)	1,626,922

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,202,765)	1,911,857

Distributions to shareholders:
Class IB	—	(110,509)
Class K	—	(180,180)

Total distributions to shareholders	—	(290,689)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [761,425 and 768,912 shares, respectively]	8,050,199	8,264,919
Capital shares issued in reinvestment of dividends and distributions [0 and 9,906 shares, respectively]	—	110,509
Capital shares repurchased [(46,806) and (19,386) shares, respectively]	(512,371)	(207,369)

Total Class IB transactions	7,537,828	8,168,059

Class K
Capital shares sold [0 and 990,000 shares, respectively]	—	9,900,000
Capital shares issued in reinvestment of dividends and distributions [0 and 16,151 shares, respectively]	—	180,180

Total Class K transactions	—	10,080,180

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,537,828	18,248,239

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,335,063	19,869,407
NET ASSETS:
Beginning of period	19,869,407	—

End of period	$26,204,470	$19,869,407

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.25		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.22
Net realized and unrealized gain (loss)	(0.72)		1.18

Total from investment operations	(0.69)		1.40

Less distributions:
Dividends from net investment income	—		(0.15)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.15)

Net asset value, end of period	$10.56		$11.25

Total return (b)	(6.13)%		14.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,566		$8,546
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.10	%(j)
Before waivers (a)(f)	1.53%		2.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.66%		2.21	%(l)
Before waivers (a)(f)	0.24%		1.20	%(l)
Portfolio turnover rate^	65	%(z)	16	%(z)

Class K	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.25		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.21
Net realized and unrealized gain (loss)	(0.72)		1.22

Total from investment operations	(0.68)		1.43

Less distributions:
Dividends from net investment income	—		(0.18)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.18)

Net asset value, end of period	$10.57		$11.25

Total return (b)	(6.04)%		14.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,639		$11,323
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.86	%(j)
Before waivers (a)(f)	1.29%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.80%		2.18	%(l)
Before waivers (a)(f)	0.38%		1.18	%(l)
Portfolio turnover rate^	65	%(z)	16	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	20.5%
Health Care	18.8
Communication Services	10.2
Industrials	9.0
Consumer Discretionary	8.7
Energy	7.6
Information Technology	7.4
Consumer Staples	6.5
Utilities	6.5
Materials	2.7
Real Estate	0.8
Repurchase Agreement	0.2
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$836.74	$4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77
Class IB
Actual	1,000.00	836.80	4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77
Class K
Actual	1,000.00	837.60	3.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.39	3.51

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Diversified Telecommunication Services (3.4%)
Verizon Communications, Inc.	827,235	$45,605,465

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	7,441	10,551,710
Facebook, Inc., Class A*	46,285	10,509,935

		21,061,645

Media (3.5%)
Comcast Corp., Class A	925,788	36,087,216
Interpublic Group of Cos., Inc. (The)	695,994	11,943,257

		48,030,473

Wireless Telecommunication Services (1.7%)
Telephone and Data Systems, Inc.	1,171,353	23,286,498

Total Communication Services		137,984,081

Consumer Discretionary (8.7%)
Automobiles (2.2%)
General Motors Co.	1,196,844	30,280,153

Household Durables (0.5%)
Newell Brands, Inc.	390,590	6,202,569

Multiline Retail (2.5%)
Dollar Tree, Inc.*	363,046	33,647,103

Specialty Retail (1.8%)
Lowe’s Cos., Inc.	92,595	12,511,437
Ross Stores, Inc.	76,000	6,478,240
TJX Cos., Inc. (The)	112,050	5,665,248

		24,654,925

Textiles, Apparel & Luxury Goods (1.7%)
Gildan Activewear, Inc.	781,558	12,106,334
Ralph Lauren Corp.	145,068	10,520,331

		22,626,665

Total Consumer Discretionary		117,411,415

Consumer Staples (6.5%)
Food Products (1.2%)
Danone SA (ADR)*	1,222,270	16,869,159

Personal Products (2.5%)
Unilever NV (NYRS)	624,774	33,281,711

Tobacco (2.8%)
Altria Group, Inc.	641,458	25,177,227
British American Tobacco plc (ADR) (x)	327,620	12,718,208

		37,895,435

Total Consumer Staples		88,046,305

Energy (7.6%)
Oil, Gas & Consumable Fuels (7.6%)
BP plc (ADR) (x)	797,545	18,598,749
ConocoPhillips	584,858	24,575,733
Marathon Petroleum Corp.	604,079	22,580,473
Pioneer Natural Resources Co.	226,668	22,145,464
Williams Cos., Inc. (The)	742,065	14,114,076

Total Energy		102,014,495

Financials (20.5%)
Banks (9.2%)
Bank of America Corp.	848,859	20,160,401
Citigroup, Inc.	917,857	46,902,493
JPMorgan Chase & Co.	213,246	20,057,919
Wells Fargo & Co.	1,426,940	36,529,664

		123,650,477

Capital Markets (2.1%)
E*TRADE Financial Corp.	559,830	27,840,346

Consumer Finance (2.0%)
Ally Financial, Inc.	689,374	13,670,286
Capital One Financial Corp.	215,281	13,474,438

		27,144,724

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	91,730	16,374,722

Insurance (6.0%)
American International Group, Inc.	967,312	30,160,788
Arthur J Gallagher & Co.	136,360	13,293,737
Fidelity National Financial, Inc.	440,260	13,498,372
Lincoln National Corp.	225,808	8,307,476
MetLife, Inc.	439,221	16,040,351

		81,300,724

Total Financials		276,310,993

Health Care (18.8%)
Biotechnology (1.0%)
Biogen, Inc.*	52,588	14,069,920

Health Care Equipment & Supplies (3.9%)
Dentsply Sirona, Inc.	99,868	4,400,184
Koninklijke Philips NV (NYRS)*	570,511	26,722,735
Medtronic plc	124,931	11,456,173
Smith & Nephew plc (ADR)	263,871	10,058,763

		52,637,855

Health Care Providers & Services (7.5%)
Anthem, Inc.	114,700	30,163,806
Cigna Corp.	131,619	24,698,305
CVS Health Corp.	338,260	21,976,752
Laboratory Corp. of America Holdings*	79,492	13,204,416
McKesson Corp.	69,730	10,697,977

		100,741,256

Pharmaceuticals (6.4%)
Bayer AG (ADR)	1,949,910	36,307,324
Elanco Animal Health, Inc.*	529,080	11,348,766
Mylan NV*	408,683	6,571,623
Sanofi (ADR)	635,370	32,435,638

		86,663,351

Total Health Care		254,112,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (9.0%)
Aerospace & Defense (3.0%)
Airbus SE (ADR)*	573,300	$10,233,405
BAE Systems plc (ADR)	1,105,844	26,540,256
Boeing Co. (The)	19,700	3,611,010

		40,384,671

Construction & Engineering (1.5%)
Quanta Services, Inc.	507,050	19,891,571

Electrical Equipment (0.8%)
Hubbell, Inc.	84,600	10,605,456

Industrial Conglomerates (2.2%)
General Electric Co.	2,520,168	17,212,748
Siemens AG (ADR)	227,168	13,400,640

		30,613,388

Professional Services (0.9%)
Robert Half International, Inc.	237,561	12,550,348

Trading Companies & Distributors (0.6%)
Ferguson plc (ADR)	978,643	7,976,038

Total Industrials		122,021,472

Information Technology (7.4%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	480,079	22,390,885

Electronic Equipment, Instruments & Components (0.8%)
Flex Ltd.*	1,069,602	10,963,421

IT Services (1.8%)
Cognizant Technology Solutions Corp., Class A	422,687	24,017,075

Semiconductors & Semiconductor Equipment (0.9%)
NXP Semiconductors NV	112,080	12,781,603

Software (1.3%)
CDK Global, Inc.	427,210	17,695,038

Technology Hardware, Storage & Peripherals (0.9%)
Dell Technologies, Inc., Class C*	218,785	12,020,048

Total Information Technology		99,868,070

Materials (2.7%)
Chemicals (2.7%)
Axalta Coating Systems Ltd.*	315,980	7,125,349
Corteva, Inc.	1,097,328	29,397,417

Total Materials		36,522,766

Real Estate (0.8%)
Real Estate Management & Development (0.8%)
Howard Hughes Corp. (The)*	196,870	10,227,397

Total Real Estate		10,227,397

Utilities (6.5%)
Electric Utilities (6.5%)
Edison International	134,193	7,288,022
Exelon Corp.	641,106	23,265,736
FirstEnergy Corp.	739,750	28,687,505
PPL Corp.	1,101,270	28,456,817

Total Utilities		87,698,080

Total Common Stocks (98.7%) (Cost $1,343,691,636)		1,332,217,456

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $2,300,771, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $2,346,782. (xx)	$2,300,766	2,300,766

Total Short-Term Investment (0.2%) (Cost $2,300,766)		2,300,766

Total Investments in Securities (98.9%) (Cost $1,345,992,402)		1,334,518,222
Other Assets Less Liabilities (1.1%)		15,375,744

Net Assets (100%)		$1,349,893,966

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $9,604,966. This was collateralized by $7,979,689 of various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 7/9/20 - 11/15/49 and by cash of $2,300,766 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

Country Diversification As a Percentage of Total Net Assets
Canada	0.9%
France	4.4
Germany	3.7
Netherlands	2.9
United Kingdom	7.5
United States	79.5
Cash and Other	1.1

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$137,984,081	$—	$—	$137,984,081
Consumer Discretionary	117,411,415	—	—	117,411,415
Consumer Staples	88,046,305	—	—	88,046,305
Energy	102,014,495	—	—	102,014,495
Financials	276,310,993	—	—	276,310,993
Health Care	254,112,382	—	—	254,112,382
Industrials	122,021,472	—	—	122,021,472
Information Technology	99,868,070	—	—	99,868,070
Materials	36,522,766	—	—	36,522,766
Real Estate	10,227,397	—	—	10,227,397
Utilities	87,698,080	—	—	87,698,080
Short-Term Investment
Repurchase Agreement	—	2,300,766	—	2,300,766

Total Assets	$1,332,217,456	$2,300,766	$—	$1,334,518,222

Total Liabilities	$—	$—	$—	$—

Total	$1,332,217,456	$2,300,766	$—	$1,334,518,222

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$802,466,914
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$852,511,008

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,338,475
Aggregate gross unrealized depreciation	(128,434,819)

Net unrealized depreciation	$(23,096,344)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,357,614,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,343,691,636)	$1,332,217,456
Repurchase Agreements (Cost $2,300,766)	2,300,766
Cash	6,987,917
Receivable for securities sold	36,800,160
Dividends, interest and other receivables	1,815,247
Receivable for Portfolio shares sold	301,644
Securities lending income receivable	2,657
Other assets	13,972

Total assets	1,380,439,819

LIABILITIES
Payable for securities purchased	21,659,824
Due to Custodian	4,929,849
Payable for return of collateral on securities loaned	2,300,766
Investment management fees payable	656,537
Payable for Portfolio shares redeemed	584,233
Distribution fees payable – Class IB	186,485
Administrative fees payable	110,469
Distribution fees payable – Class IA	27,133
Accrued expenses	90,557

Total liabilities	30,545,853

NET ASSETS	$1,349,893,966

Net assets were comprised of:
Paid in capital	$1,265,675,628
Total distributable earnings (loss)	84,218,338

Net assets	$1,349,893,966

Class IA
Net asset value, offering and redemption price per share, $128,636,486 / 6,553,996 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.63

Class IB
Net asset value, offering and redemption price per share, $885,978,400 / 45,004,072 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.69

Class K
Net asset value, offering and redemption price per share, $335,279,080 / 17,064,399 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.65

(x)	Includes value of securities on loan of $9,604,966.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $696,931 foreign withholding tax)	$22,797,772
Interest	63,342
Securities lending (net)	93,094

Total income	22,954,208

EXPENSES
Investment management fees	4,014,219
Distribution fees – Class IB	1,126,131
Administrative fees	665,667
Distribution fees – Class IA	167,400
Printing and mailing expenses	59,860
Professional fees	46,660
Custodian fees	37,295
Trustees’ fees	23,197
Recoupment fees	79
Miscellaneous	18,470

Total expenses	6,158,978

NET INVESTMENT INCOME (LOSS)	16,795,230

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	63,140,234
Net change in unrealized appreciation (depreciation) on investments in securities	(348,265,642)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(285,125,408)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(268,330,178)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,795,230	$31,655,689
Net realized gain (loss)	63,140,234	110,237,864
Net change in unrealized appreciation (depreciation)	(348,265,642)	194,321,054

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(268,330,178)	336,214,607

Distributions to shareholders:
Class IA	—	(10,176,245)
Class IB	—	(67,199,284)
Class K	—	(30,062,475)

Total distributions to shareholders	—	(107,438,004)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [183,752 and 295,151 shares, respectively]	3,524,866	6,703,405
Capital shares issued in reinvestment of dividends and distributions [0 and 443,499 shares, respectively]	—	10,176,245
Capital shares repurchased [(499,740) and (925,099) shares, respectively]	(9,799,998)	(21,218,083)

Total Class IA transactions	(6,275,132)	(4,338,433)

Class IB
Capital shares sold [1,516,837 and 1,787,513 shares, respectively]	28,328,354	40,760,641
Capital shares issued in reinvestment of dividends and distributions [0 and 2,919,824 shares, respectively]	—	67,199,284
Capital shares repurchased [(1,888,134) and (3,474,019) shares, respectively]	(38,092,981)	(79,692,004)

Total Class IB transactions	(9,764,627)	28,267,921

Class K
Capital shares sold [290,540 and 196,508 shares, respectively]	5,923,251	4,490,762
Capital shares issued in reinvestment of dividends and distributions [0 and 1,310,586 shares, respectively]	—	30,062,475
Capital shares repurchased [(2,463,639) and (4,292,747) shares, respectively]	(51,769,034)	(97,199,188)

Total Class K transactions	(45,845,783)	(62,645,951)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(61,885,542)	(38,716,463)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(330,215,720)	190,060,140
NET ASSETS:
Beginning of period	1,680,109,686	1,490,049,546

End of period	$1,349,893,966	$1,680,109,686

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017		2016	2015
Net asset value, beginning of period	$23.46		$20.32	$24.69	$23.16		$19.90	$21.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.44	0.40	0.28		0.29	0.29
Net realized and unrealized gain (loss)	(4.06)		4.28	(2.25)	1.59		3.29	(1.63)

Total from investment operations	(3.83)		4.72	(1.85)	1.87		3.58	(1.34)

Less distributions:
Dividends from net investment income	—		(0.45)	(0.41)	(0.34)		(0.32)	(0.28)
Distributions from net realized gains	—		(1.13)	(2.11)	—		—	—

Total dividends and distributions	—		(1.58)	(2.52)	(0.34)		(0.32)	(0.28)

Net asset value, end of period	$19.63		$23.46	$20.32	$24.69		$23.16	$19.90

Total return (b)	(16.33)%		23.41%	(7.99)%	8.09	%(dd)	17.99%	(6.19	)%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$128,636		$161,168	$143,367	$170,805		$164,610	$144,862
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.92%	0.95%		0.95%	0.95%
Before waivers (a)(f)	0.95%		0.95%	0.95%	0.95%		0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.35%		1.91%	1.61%	1.19%		1.39%	1.35	%(cc)
Before waivers (a)(f)	2.35%		1.91%	1.58%	1.19%		1.39%	1.35	%(cc)
Portfolio turnover rate^	58	%(z)	47%	36%	43%		34%	49%

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017		2016	2015
Net asset value, beginning of period	$23.53		$20.37	$24.75	$23.22		$19.95	$21.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.44	0.40	0.28		0.29	0.29
Net realized and unrealized gain (loss)	(4.07)		4.30	(2.26)	1.59		3.31	(1.63)

Total from investment operations	(3.84)		4.74	(1.86)	1.87		3.60	(1.34)

Less distributions:
Dividends from net investment income	—		(0.45)	(0.41)	(0.34)		(0.33)	(0.28)
Distributions from net realized gains	—		(1.13)	(2.11)	—		—	—

Total dividends and distributions	—		(1.58)	(2.52)	(0.34)		(0.33)	(0.28)

Net asset value, end of period	$19.69		$23.53	$20.37	$24.75		$23.22	$19.95

Total return (b)	(16.32)%		23.46%	(8.01)%	8.07	%(dd)	18.00%	(6.17	)%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$885,978		$1,067,720	$899,385	$1,025,850		$1,004,707	$872,607
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.92%	0.95%		0.95%	0.95%
Before waivers (a)(f)	0.95%		0.95%	0.95%	0.95%		0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.35%		1.90%	1.60%	1.19%		1.38%	1.35	%(cc)
Before waivers (a)(f)	2.35%		1.90%	1.58%	1.19%		1.38%	1.35	%(cc)
Portfolio turnover rate^	58	%(z)	47%	36%	43%		34%	49%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017		2016	2015
Net asset value, beginning of period	$23.46		$20.31	$24.69	$23.15		$19.90	$21.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.50	0.46	0.34		0.34	0.34
Net realized and unrealized gain (loss)	(4.07)		4.29	(2.25)	1.60		3.30	(1.62)

Total from investment operations	(3.81)		4.79	(1.79)	1.94		3.64	(1.28)

Less distributions:
Dividends from net investment income	—		(0.51)	(0.48)	(0.40)		(0.39)	(0.33)
Distributions from net realized gains	—		(1.13)	(2.11)	—		—	—

Total dividends and distributions	—		(1.64)	(2.59)	(0.40)		(0.39)	(0.33)

Net asset value, end of period	$19.65		$23.46	$20.31	$24.69		$23.15	$19.90

Total return (b)	(16.24)%		23.76%	(7.78)%	8.39	%(dd)	18.24%	(5.90	)%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$335,279		$451,221	$447,298	$568,814		$724,922	$748,345
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%		0.70%	0.67%	0.70%		0.70%	0.70%
Before waivers (a)(f)	0.70%		0.70%	0.70%	0.70%		0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.60%		2.17%	1.86%	1.44%		1.65%	1.60	%(cc)
Before waivers (a)(f)	2.60%		2.17%	1.83%	1.44%		1.65%	1.60	%(cc)
Portfolio turnover rate^	58	%(z)	47%	36%	43%		34%	49%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.33)% for Class IA, (6.31)% for Class IB and (6.04)% for Class K.
(cc)	Includes income resulting from litigation income. Without this income, the ratio would have been 1.21% for Class IA, 1.21% for Class IB and 1.46% for Class K.
(dd)	Includes a litigation payment. Without this payment, the total return would have been 7.96% for Class IA, 7.98% for Class IB and 8.26% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	22.7%
Health Care	14.4
Communication Services	13.1
Financials	11.1
Industrials	9.0
Consumer Discretionary	7.9
Consumer Staples	5.8
Real Estate	4.2
Energy	2.9
Utilities	2.6
Materials	2.1
Investment Company	1.3
Repurchase Agreements	0.5
Cash and Other	2.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,004.97	$4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.04	4.87
Class IB
Actual	1,000.00	1,004.58	4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.04	4.87
Class K†
Actual	1,000.00	1,037.90	3.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.28	3.62

†  Class K ceased operations after the close of business on June 7, 2020.

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 for Class IA and Class IB and hypothetical example (to reflect the one-half year period) and multiplied by 159/366 for Class K (to reflect the actual number of days the Class was in operation in the period).

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.1%)
Entertainment (3.0%)
Activision Blizzard, Inc.	79,394	$6,026,005
Netflix, Inc.*	20,230	9,205,459

		15,231,464

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	68	96,427
Alphabet, Inc., Class C*	9,087	12,845,474
Facebook, Inc., Class A*	60,929	13,835,148

		26,777,049

Media (4.8%)
Cable One, Inc.	2,665	4,729,975
Charter Communications, Inc., Class A*	25,022	12,762,221
Comcast Corp., Class A	165,029	6,432,831

		23,925,027

Total Communication Services		65,933,540

Consumer Discretionary (7.9%)
Hotels, Restaurants & Leisure (4.6%)
Chipotle Mexican Grill, Inc.*	8,157	8,584,100
Hilton Grand Vacations, Inc.*	210,105	4,107,553
Royal Caribbean Cruises Ltd.	64,823	3,260,597
Wynn Resorts Ltd.	38,628	2,877,400
Yum! Brands, Inc.	48,030	4,174,287

		23,003,937

Internet & Direct Marketing Retail (2.6%)
Amazon.com, Inc.*	4,006	11,051,833
Booking Holdings, Inc.*	1,209	1,925,139

		12,976,972

Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc., Class B	37,411	3,668,149

Total Consumer Discretionary		39,649,058

Consumer Staples (5.8%)
Beverages (1.3%)
Constellation Brands, Inc., Class A	14,321	2,505,459
Molson Coors Beverage Co., Class B	112,716	3,872,922

		6,378,381

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	14,188	4,301,943

Food Products (0.7%)
Kraft Heinz Co. (The)	116,495	3,715,026

Household Products (1.0%)
Church & Dwight Co., Inc.	67,339	5,205,305

Personal Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	20,621	3,890,770

Tobacco (1.1%)
Philip Morris International, Inc.	80,073	5,609,914

Total Consumer Staples		29,101,339

Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Chevron Corp.	37,262	3,324,888
Concho Resources, Inc.	47,453	2,443,830
ConocoPhillips	76,170	3,200,663
EOG Resources, Inc.	78,257	3,964,500
Equitrans Midstream Corp. (x)	185,635	1,542,627

Total Energy		14,476,508

Financials (11.1%)
Banks (2.2%)
JPMorgan Chase & Co.	80,528	7,574,464
SVB Financial Group*	16,480	3,551,934

		11,126,398

Capital Markets (4.5%)
CME Group, Inc.	11,574	1,881,238
Intercontinental Exchange, Inc.	62,200	5,697,520
Moody’s Corp.	21,435	5,888,838
MSCI, Inc.	15,892	5,305,067
Nasdaq, Inc.	33,700	4,026,139

		22,798,802

Insurance (4.4%)
Aon plc, Class A	39,558	7,618,871
Chubb Ltd.	33,689	4,265,701
Marsh & McLennan Cos., Inc.	49,768	5,343,590
RenaissanceRe Holdings Ltd.	27,180	4,648,596

		21,876,758

Total Financials		55,801,958

Health Care (14.4%)
Biotechnology (8.7%)
Allakos, Inc. (x)*	17,800	1,279,108
Allogene Therapeutics, Inc.*	52,217	2,235,932
Biohaven Pharmaceutical Holding Co. Ltd.*	112,235	8,205,501
Karuna Therapeutics, Inc.*	27,318	3,044,864
Neurocrine Biosciences, Inc.*	54,497	6,648,634
Seattle Genetics, Inc.*	90,544	15,385,237
Ultragenyx Pharmaceutical, Inc.*	44,400	3,472,968
Vertex Pharmaceuticals, Inc.*	11,694	3,394,885

		43,667,129

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	44,008	4,023,651
Danaher Corp.	34,563	6,111,775
Edwards Lifesciences Corp.*	64,714	4,472,385

		14,607,811

Health Care Providers & Services (2.8%)
Anthem, Inc.	14,036	3,691,187
Centene Corp.*	68,208	4,334,618
UnitedHealth Group, Inc.	21,062	6,212,237

		14,238,042

Total Health Care		72,512,982

Industrials (9.0%)
Aerospace & Defense (2.6%)
HEICO Corp.	12,200	1,215,730
HEICO Corp., Class A	27,871	2,264,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
L3Harris Technologies, Inc.	29,254	$4,963,526
TransDigm Group, Inc.	9,997	4,419,174

		12,862,670

Commercial Services & Supplies (1.2%)
Waste Connections, Inc.	66,131	6,202,426

Construction & Engineering (0.8%)
Arcosa, Inc.	98,130	4,141,086

Electrical Equipment (0.8%)
AMETEK, Inc.	45,362	4,054,002

Machinery (1.6%)
Caterpillar, Inc.	14,664	1,854,996
Deere & Co.	18,754	2,947,191
Westinghouse Air Brake Technologies Corp.	52,806	3,040,042

		7,842,229

Professional Services (1.2%)
Equifax, Inc.	35,522	6,105,521

Road & Rail (0.8%)
CSX Corp.	55,275	3,854,879

Total Industrials		45,062,813

Information Technology (22.7%)
Electronic Equipment, Instruments & Components (1.1%)
Trimble, Inc.*	123,199	5,320,965

IT Services (6.6%)
Fiserv, Inc.*	51,246	5,002,635
Global Payments, Inc.	44,268	7,508,738
GoDaddy, Inc., Class A*	53,665	3,935,254
Jack Henry & Associates, Inc.	28,088	5,169,035
VeriSign, Inc.*	10,879	2,250,104
Visa, Inc., Class A	47,650	9,204,550

		33,070,316

Semiconductors & Semiconductor Equipment (6.4%)
ASML Holding NV (Registered) (NYRS)	34,551	12,715,805
Broadcom, Inc.	24,859	7,845,749
Intel Corp.	67,056	4,011,960
Micron Technology, Inc.*	150,939	7,776,377

		32,349,891

Software (7.6%)
Adobe, Inc.*	15,173	6,604,959
CDK Global, Inc.	89,595	3,711,025
Microsoft Corp.	78,171	15,908,580
ServiceNow, Inc.*	14,188	5,746,991
SVMK, Inc.*	276,697	6,513,447

		38,485,002

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	13,905	5,072,544

Total Information Technology		114,298,718

Materials (2.1%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	20,928	5,053,275
Sherwin-Williams Co. (The)	4,328	2,500,935

		7,554,210

Metals & Mining (0.6%)
Allegheny Technologies, Inc.*	317,612	3,236,466

Total Materials		10,790,676

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (4.2%)
American Tower Corp. (REIT)	21,028	5,436,579
Crown Castle International Corp. (REIT)	24,575	4,112,626
Equinix, Inc. (REIT)	10,489	7,366,425
Park Hotels & Resorts, Inc. (REIT)	400,061	3,956,603

Total Real Estate		20,872,233

Utilities (2.6%)
Electric Utilities (0.8%)
Edison International	74,456	4,043,705

Independent Power and Renewable Electricity Producers (1.0%)
AES Corp. (The)	352,763	5,111,536

Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	222,316	4,150,640

Total Utilities		13,305,881

Total Common Stocks (95.8%) (Cost $336,956,317)		481,805,706

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	6,907,013	6,913,229

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $306,000. (xx)	$300,000	300,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $200,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $222,241. (xx)	200,000	200,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,205,401, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $1,229,507. (xx)	$1,205,399	$1,205,399
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $500,003, collateralized by various Common Stocks; total market value $555,647. (xx)	500,000	500,000

Total Repurchase Agreements		2,305,399

Total Short-Term Investments (1.8%) (Cost $9,219,309)		9,218,628

Total Investments in Securities (97.6%) (Cost $346,175,626)		491,024,334
Other Assets Less Liabilities (2.4%)		12,226,328

Net Assets (100%)		$503,250,662

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $2,539,557. This was collateralized by $303,836 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $2,305,399 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

NYRS	— New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$65,933,540	$—	$—	$65,933,540
Consumer Discretionary	39,649,058	—	—	39,649,058
Consumer Staples	29,101,339	—	—	29,101,339
Energy	14,476,508	—	—	14,476,508
Financials	55,801,958	—	—	55,801,958
Health Care	72,512,982	—	—	72,512,982
Industrials	45,062,813	—	—	45,062,813
Information Technology	114,298,718	—	—	114,298,718
Materials	10,790,676	—	—	10,790,676
Real Estate	20,872,233	—	—	20,872,233
Utilities	13,305,881	—	—	13,305,881
Short-Term Investments
Investment Company	6,913,229	—	—	6,913,229
Repurchase Agreements	—	2,305,399	—	2,305,399

Total Assets	$488,718,935	$2,305,399	$—	$491,024,334

Total Liabilities	$—	$—	$—	$—

Total	$488,718,935	$2,305,399	$—	$491,024,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$134,723,781
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$119,694,613

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,303,949
Aggregate gross unrealized depreciation	(24,378,720)

Net unrealized appreciation	$144,925,229

Federal income tax cost of investments in securities and derivative instruments, if applicable	$346,099,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $343,870,227)	$488,718,935
Repurchase Agreements (Cost $2,305,399)	2,305,399
Cash	13,391,326
Receivable for securities sold	2,268,929
Dividends, interest and other receivables	248,306
Receivable for Portfolio shares sold	12,651
Securities lending income receivable	880
Other assets	5,627

Total assets	506,952,053

LIABILITIES
Payable for return of collateral on securities loaned	2,305,399
Payable for securities purchased	532,550
Payable for Portfolio shares redeemed	385,387
Investment management fees payable	228,902
Distribution fees payable – Class IB	89,515
Administrative fees payable	40,125
Distribution fees payable – Class IA	14,038
Trustees’ fees payable	720
Accrued expenses	104,755

Total liabilities	3,701,391

NET ASSETS	$503,250,662

Net assets were comprised of:
Paid in capital	$345,492,084
Total distributable earnings (loss)	157,758,578

Net assets	$503,250,662

Class IA
Net asset value, offering and redemption price per share, $77,622,343 / 2,950,655 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.31

Class IB
Net asset value, offering and redemption price per share, $425,628,319 / 16,156,162 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.34

(x)	Includes value of securities on loan of $2,539,557.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $23,734 foreign withholding tax)	$2,355,392
Interest	35,138
Securities lending (net)	5,957

Total income	2,396,487

EXPENSES
Investment management fees	1,325,700
Distribution fees – Class IB	450,441
Administrative fees	194,941
Distribution fees – Class IA	53,158
Professional fees	29,531
Printing and mailing expenses	23,928
Custodian fees	21,383
Trustees’ fees	6,401
Miscellaneous	4,043

Gross expenses	2,109,526
Less: Waiver from investment manager	(135,125)

Net expenses	1,974,401

NET INVESTMENT INCOME (LOSS)	422,086

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	15,031,927
Net change in unrealized appreciation (depreciation) on investments in securities	(17,455,438)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,423,511)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,001,425)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$422,086	$2,687,985
Net realized gain (loss)	15,031,927	36,970,153
Net change in unrealized appreciation (depreciation)	(17,455,438)	73,474,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,001,425)	113,132,546

Distributions to shareholders:
Class IA	—	(4,760,076)
Class IB	—	(43,580,754)
Class K	—	(732,671)

Total distributions to shareholders	—	(49,073,501)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,517,984 and 64,435 shares, respectively]	40,963,710	1,719,551
Capital shares issued in reinvestment of dividends and distributions [0 and 184,239 shares, respectively]	—	4,760,076
Capital shares repurchased [(153,387) and (324,715) shares, respectively]	(3,709,623)	(8,577,984)

Total Class IA transactions	37,254,087	(2,098,357)

Class IB
Capital shares sold [315,163 and 374,547 shares, respectively]	7,574,528	9,784,278
Capital shares issued in connection with merger (Note 8) [3,579,588 and 0 shares, respectively]	97,316,445	—
Capital shares issued in reinvestment of dividends and distributions [0 and 1,684,422 shares, respectively]	—	43,580,754
Capital shares repurchased [(2,278,171) and (1,694,355) shares, respectively]	(59,537,559)	(44,979,060)

Total Class IB transactions	45,353,414	8,385,972

Class K (b)
Capital shares sold [41,820 and 74,326 shares, respectively]	942,883	1,979,002
Capital shares issued in reinvestment of dividends and distributions [0 and 28,460 shares, respectively]	—	732,671
Capital shares repurchased [(287,866) and (49,625) shares, respectively]	(7,419,663)	(1,309,598)

Total Class K transactions	(6,476,780)	1,402,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	76,130,721	7,689,690

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,129,296	71,748,735
NET ASSETS:
Beginning of period	429,121,366	357,372,631

End of period	$503,250,662	$429,121,366

(b) After the close of business on June 7, 2020, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018	2017		2016		2015
Net asset value, beginning of period	$26.18		$22.27		$26.69	$22.66		$21.07		$20.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	#####	0.17	##	0.14	0.16	####	0.16	###	0.10
Net realized and unrealized gain (loss)	0.10	†	7.06		(1.20)	5.58		1.62		0.29

Total from investment operations	0.13		7.23		(1.06)	5.74		1.78		0.39

Less distributions:
Dividends from net investment income	—		(0.15)		(0.16)	(0.16)		(0.19)		(0.13)
Distributions from net realized gains	—		(3.17)		(3.20)	(1.55)		—		—

Total dividends and distributions	—		(3.32)		(3.36)	(1.71)		(0.19)		(0.13)

Net asset value, end of period	$26.31		$26.18		$22.27	$26.69		$22.66		$21.07

Total return (b)	0.50%		32.89%		(4.81)%	25.39	%(dd)	8.46%		1.87	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,622		$41,519		$37,013	$42,155		$38,797		$39,601
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%		0.97%	0.97%		0.97%		0.97%
Before waivers (a)(f)	1.04%		1.03%		1.04%	1.04%		1.04%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.23	%(ff)	0.66	%(aa)	0.52%	0.61	%(ee)	0.74	%(cc)	0.47%
Before waivers (a)(f)	0.16	%(ff)	0.59	%(aa)	0.45%	0.54	%(ee)	0.67	%(cc)	0.40%
Portfolio turnover rate^	30	%(z)	32%		31%	28%		20%		31%

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018	2017		2016		2015
Net asset value, beginning of period	$26.22		$22.30		$26.72	$22.68		$21.10		$20.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	#####	0.17	##	0.14	0.16	####	0.16	###	0.10
Net realized and unrealized gain (loss)	0.10	†	7.07		(1.20)	5.59		1.62		0.30

Total from investment operations	0.12		7.24		(1.06)	5.75		1.78		0.40

Less distributions:
Dividends from net investment income	—		(0.15)		(0.16)	(0.16)		(0.20)		(0.13)
Distributions from net realized gains	—		(3.17)		(3.20)	(1.55)		—		—

Total dividends and distributions	—		(3.32)		(3.36)	(1.71)		(0.20)		(0.13)

Net asset value, end of period	$26.34		$26.22		$22.30	$26.72		$22.68		$21.10

Total return (b)	0.46%		32.89%		(4.81)%	25.41	%(dd)	8.40%		1.92	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$425,628		$381,178		$316,075	$359,765		$308,617		$310,665
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%		0.97%	0.97%		0.97%		0.97%
Before waivers (a)(f)	1.04%		1.03%		1.04%	1.04%		1.04%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.20	%(ff)	0.66	%(aa)	0.52%	0.60	%(ee)	0.74	%(cc)	0.47%
Before waivers (a)(f)	0.13	%(ff)	0.59	%(aa)	0.45%	0.54	%(ee)	0.68	%(cc)	0.40%
Portfolio turnover rate^	30	%(z)	32%		31%	28%		20%		31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2020 to June 7, 2020‡		Year Ended December 31,
			2019		2018	2017		2016		2015
Net asset value, beginning of period	$26.11		$22.21		$26.64	$22.61		$21.03		$20.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	#####	0.24	##	0.21	0.22	####	0.22	###	0.15
Net realized and unrealized gain (loss)	0.94	†	7.05		(1.21)	5.58		1.61		0.30

Total from investment operations	0.99		7.29		(1.00)	5.80		1.83		0.45

Less distributions:
Dividends from net investment income	—		(0.22)		(0.23)	(0.22)		(0.25)		(0.18)
Distributions from net realized gains	—		(3.17)		(3.20)	(1.55)		—		—

Total dividends and distributions	—		(3.39)		(3.43)	(1.77)		(0.25)		(0.18)

Net asset value, end of period	$27.10		$26.11		$22.21	$26.64		$22.61		$21.03

Total return (b)	3.79%		33.24%		(4.61)%	25.74	%(dd)	8.70%		2.19	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$6,424		$4,285	$4,081		$3,425		$2,901
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%		0.72%		0.72%	0.72%		0.72%		0.72%
Before waivers (a)(f)	0.79%		0.79%		0.79%	0.79%		0.79%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.44	%(ff)	0.91	%(aa)	0.77%	0.85	%(ee)	1.01	%(cc)	0.71%
Before waivers (a)(f)	0.37	%(ff)	0.84	%(aa)	0.71%	0.79	%(ee)	0.94	%(cc)	0.64%
Portfolio turnover rate^	30	%(z)	32%		31%	28%		20%		31%
‡	After the close of business on June 7, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.19 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.17 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11, $0.11 and $0.17 for Class IA, Class IB and Class K, respectively.
#####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.00#, $0.00# and $0.03 for Class IA, Class IB and Class K, respectively.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.19% lower.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been 1.73% for Class IA, 1.78% for Class IB and 2.04% for Class K.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios would have been 0.19%, 0.19% and 0.20% lower for Class IA, Class IB and Class K, respectively.
(dd)	Includes a litigation payment. Without this payment, the total return would have been 25.25% for Class IA, 25.27% for Class IB and 25.55% for Class K.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.20% lower.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	36.0%
Consumer Discretionary	17.9
Health Care	14.8
Communication Services	12.0
Industrials	9.2
Consumer Staples	3.9
Real Estate	2.0
Materials	1.6
Financials	1.4
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,068.10	$5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.70	5.22
Class IB
Actual	1,000.00	1,067.59	5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.70	5.22
Class K
Actual	1,000.00	1,069.29	4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.94	3.97

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Entertainment (1.6%)
Walt Disney Co. (The)	54,942	$6,126,582

Interactive Media & Services (8.6%)
Alphabet, Inc., Class C*	8,135	11,499,718
Facebook, Inc., Class A*	92,733	21,056,882

		32,556,600

Media (1.8%)
Comcast Corp., Class A	174,462	6,800,529

Total Communication Services		45,483,711

Consumer Discretionary (17.9%)
Auto Components (1.0%)
Aptiv plc	50,519	3,936,441

Internet & Direct Marketing Retail (12.3%)
Alibaba Group Holding Ltd. (ADR)*	32,090	6,921,813
Amazon.com, Inc.*	12,644	34,882,521
Booking Holdings, Inc.*	2,866	4,563,646

		46,367,980

Specialty Retail (4.6%)
Advance Auto Parts, Inc.	39,520	5,629,624
Home Depot, Inc. (The)	28,215	7,068,139
Ulta Beauty, Inc.*	23,104	4,699,816

		17,397,579

Total Consumer Discretionary		67,702,000

Consumer Staples (3.9%)
Beverages (2.3%)
Anheuser-Busch InBev SA/NV (ADR)	65,414	3,224,910
Monster Beverage Corp.*	75,570	5,238,513

		8,463,423

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	20,187	6,120,900

Total Consumer Staples		14,584,323

Financials (1.4%)
Consumer Finance (1.4%)
American Express Co.	55,852	5,317,110

Total Financials		5,317,110

Health Care (14.8%)
Biotechnology (5.2%)
Alexion Pharmaceuticals, Inc.*	48,847	5,482,587
Amgen, Inc.	36,790	8,677,289
BioMarin Pharmaceutical, Inc.*	43,370	5,349,256

		19,509,132

Health Care Equipment & Supplies (0.8%)
Alcon, Inc.*	53,530	3,068,340

Health Care Providers & Services (3.5%)
UnitedHealth Group, Inc.	44,695	13,182,790

Life Sciences Tools & Services (2.7%)
Thermo Fisher Scientific, Inc.	28,527	10,336,473

Pharmaceuticals (2.6%)
Zoetis, Inc.	70,797	9,702,021

Total Health Care		55,798,756

Industrials (9.2%)
Aerospace & Defense (1.5%)
Raytheon Technologies Corp.	93,160	5,740,519

Air Freight & Logistics (3.1%)
CH Robinson Worldwide, Inc.	46,693	3,691,548
United Parcel Service, Inc., Class B	72,538	8,064,775

		11,756,323

Professional Services (1.8%)
IHS Markit Ltd.	86,253	6,512,102

Road & Rail (1.2%)
Uber Technologies, Inc.*	147,200	4,574,976

Trading Companies & Distributors (1.6%)
WW Grainger, Inc.	19,430	6,104,129

Total Industrials		34,688,049

Information Technology (36.0%)
IT Services (8.1%)
Akamai Technologies, Inc.*	75,680	8,104,571
Fidelity National Information Services, Inc.	48,070	6,445,706
Visa, Inc., Class A	83,481	16,126,025

		30,676,302

Semiconductors & Semiconductor Equipment (5.7%)
NVIDIA Corp.	23,060	8,760,725
QUALCOMM, Inc.	86,290	7,870,511
Texas Instruments, Inc.	37,656	4,781,182

		21,412,418

Software (17.4%)
Adobe, Inc.*	30,409	13,237,342
Microsoft Corp.	106,247	21,622,327
Nutanix, Inc., Class A*	105,930	2,511,071
Palo Alto Networks, Inc.*	24,640	5,659,069
salesforce.com, Inc.*	45,150	8,457,949
Splunk, Inc.*	40,915	8,129,810
VMware, Inc., Class A*	39,381	6,098,542

		65,716,110

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	49,251	17,966,765

Total Information Technology		135,771,595

Materials (1.6%)
Chemicals (1.6%)
Ecolab, Inc.	30,068	5,982,029

Total Materials		5,982,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Equinix, Inc. (REIT)	10,580	$7,430,334

Total Real Estate		7,430,334

Total Investments in Securities (98.8%) (Cost $209,817,706)		372,757,907
Other Assets Less Liabilities (1.2%)		4,699,368

Net Assets (100%)		$377,457,275

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$45,483,711	$—	$—	$45,483,711
Consumer Discretionary	67,702,000	—	—	67,702,000
Consumer Staples	14,584,323	—	—	14,584,323
Financials	5,317,110	—	—	5,317,110
Health Care	55,798,756	—	—	55,798,756
Industrials	34,688,049	—	—	34,688,049
Information Technology	135,771,595	—	—	135,771,595
Materials	5,982,029	—	—	5,982,029
Real Estate	7,430,334	—	—	7,430,334

Total Assets	$372,757,907	$—	$—	$372,757,907

Total Liabilities	$—	$—	$—	$—

Total	$372,757,907	$—	$—	$372,757,907

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,726,993
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$80,975,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,421,993
Aggregate gross unrealized depreciation	(10,022,032)

Net unrealized appreciation	$161,399,961

Federal income tax cost of investments in securities and derivative instruments, if applicable	$211,357,946

For the six months ended June 30, 2020, the Portfolio incurred approximately $138 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $209,817,706)	$372,757,907
Cash	5,216,600
Dividends, interest and other receivables	101,935
Receivable for Portfolio shares sold	98,861
Securities lending income receivable	4,048
Other assets	4,122

Total assets	378,183,473

LIABILITIES
Payable for Portfolio shares redeemed	381,077
Investment management fees payable	199,233
Distribution fees payable – Class IB	72,623
Administrative fees payable	29,678
Distribution fees payable – Class IA	2,745
Accrued expenses	40,842

Total liabilities	726,198

NET ASSETS	$377,457,275

Net assets were comprised of:
Paid in capital	$200,409,801
Total distributable earnings (loss)	177,047,474

Net assets	$377,457,275

Class IA
Net asset value, offering and redemption price per share, $13,563,412 / 939,797 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.43

Class IB
Net asset value, offering and redemption price per share, $357,770,563 / 25,737,635 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.90

Class K
Net asset value, offering and redemption price per share, $6,123,300 / 417,741 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,563 foreign withholding tax)	$1,627,231
Interest	17,896
Securities lending (net)	8,838

Total income	1,653,965

EXPENSES
Investment management fees	1,159,406
Distribution fees – Class IB	419,752
Administrative fees	170,420
Professional fees	28,378
Printing and mailing expenses	22,538
Custodian fees	18,158
Distribution fees – Class IA	15,928
Trustees’ fees	5,751
Miscellaneous	3,526

Total expenses	1,843,857

NET INVESTMENT INCOME (LOSS)	(189,892)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	14,474,559
Net change in unrealized appreciation (depreciation) on investments in securities	8,468,506

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,943,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,753,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(189,892)	$80,030
Net realized gain (loss)	14,474,559	19,707,293
Net change in unrealized appreciation (depreciation)	8,468,506	79,523,066

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,753,173	99,310,389

Distributions to shareholders:
Class IA	—	(816,960)
Class IB	—	(22,133,012)
Class K	—	(576,148)

Total distributions to shareholders	—	(23,526,120)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [104,190 and 77,381 shares, respectively]	1,208,581	986,530
Capital shares issued in reinvestment of dividends and distributions [0 and 61,768 shares, respectively]	—	816,960
Capital shares repurchased [(187,973) and (151,668) shares, respectively]	(2,266,190)	(1,942,962)

Total Class IA transactions	(1,057,609)	(139,472)

Class IB
Capital shares sold [887,253 and 1,104,116 shares, respectively]	11,142,726	13,618,135
Capital shares issued in reinvestment of dividends and distributions [0 and 1,736,717 shares, respectively]	—	22,133,012
Capital shares repurchased [(2,764,907) and (4,194,615) shares, respectively]	(34,287,051)	(52,179,890)

Total Class IB transactions	(23,144,325)	(16,428,743)

Class K
Capital shares sold [114,622 and 247,429 shares, respectively]	1,432,705	3,258,259
Capital shares issued in reinvestment of dividends and distributions [0 and 42,942 shares, respectively]	—	576,148
Capital shares repurchased [(400,124) and (274,658) shares, respectively]	(5,458,356)	(3,619,780)

Total Class K transactions	(4,025,651)	214,627

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,227,585)	(16,353,588)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,474,412)	59,430,681
NET ASSETS:
Beginning of period	382,931,687	323,501,006

End of period	$377,457,275	$382,931,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018		2017	2016	2015
Net asset value, beginning of period	$13.51		$10.89	$11.95		$10.77	$10.73	$11.38

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		— #	0.02	##	0.01	— #	(0.05)
Net realized and unrealized gain (loss)	0.93		3.45	0.01		2.65	0.09	0.18

Total from investment operations	0.92		3.45	0.03		2.66	0.09	0.13

Less distributions:
Dividends from net investment income	—		— #	(0.02)		(0.01)	—	—
Distributions from net realized gains	—		(0.83)	(1.07)		(1.47)	(0.05)	(0.78)

Total dividends and distributions	—		(0.83)	(1.09)		(1.48)	(0.05)	(0.78)

Net asset value, end of period	$14.43		$13.51	$10.89		$11.95	$10.77	$10.73

Total return (b)	6.81%		31.99%	(0.38)%		25.59%	0.84%	1.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,563		$13,833	$11,286		$12,084	$12,944	$14,616
Ratio of expenses to average net assets (a)(f)	1.04%		1.04%	1.04%		1.04%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets (a)(f)	(0.11)%		0.02%	0.18	%(aa)	0.08%	(0.01)%	(0.41)%
Portfolio turnover rate^	14	%(z)	20%	18%		16%	78%	101%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018		2017	2016	2015
Net asset value, beginning of period	$13.02		$10.52	$11.57		$10.47	$10.43	$11.09

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		— #	0.02	##	0.01	— #	(0.05)
Net realized and unrealized gain (loss)	0.89		3.33	0.02		2.57	0.09	0.17

Total from investment operations	0.88		3.33	0.04		2.58	0.09	0.12

Less distributions:
Dividends from net investment income	—		— #	(0.02)		(0.01)	—	—
Distributions from net realized gains	—		(0.83)	(1.07)		(1.47)	(0.05)	(0.78)

Total dividends and distributions	—		(0.83)	(1.09)		(1.48)	(0.05)	(0.78)

Net asset value, end of period	$13.90		$13.02	$10.52		$11.57	$10.47	$10.43

Total return (b)	6.76%		31.98%	(0.30)%		25.56%	0.87%	1.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$357,771		$359,458	$304,627		$343,495	$321,626	$380,798
Ratio of expenses to average net assets (a)(f)	1.04%		1.04%	1.04%		1.04%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets (a)(f)	(0.11)%		0.02%	0.17	%(aa)	0.07%	(0.02)%	(0.41)%
Portfolio turnover rate^	14	%(z)	20%	18%		16%	78%	101%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018		2017	2016	2015
Net asset value, beginning of period	$13.71		$11.04	$12.09		$10.88	$10.81	$11.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.04	0.06	##	0.04	0.02	(0.02)
Net realized and unrealized gain (loss)	0.94		3.49	0.01		2.68	0.10	0.17

Total from investment operations	0.95		3.53	0.07		2.72	0.12	0.15

Less distributions:
Dividends from net investment income	—		(0.03)	(0.05)		(0.04)	—	—
Distributions from net realized gains	—		(0.83)	(1.07)		(1.47)	(0.05)	(0.78)

Total dividends and distributions	—		(0.86)	(1.12)		(1.51)	(0.05)	(0.78)

Net asset value, end of period	$14.66		$13.71	$11.04		$12.09	$10.88	$10.81

Total return (b)	6.93%		32.30%	(0.03)%		25.87%	1.12%	1.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,123		$9,641	$7,588		$7,820	$6,445	$7,509
Ratio of expenses to average net assets (a)(f)	0.79%		0.79%	0.79%		0.79%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets (a)(f)	0.13%		0.27%	0.44	%(aa)	0.32%	0.23%	(0.16)%
Portfolio turnover rate^	14	%(z)	20%	18%		16%	78%	101%
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01, $0.01 and $0.04 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	31.2%
Consumer Discretionary	13.2
Health Care	12.0
Industrials	8.9
Investment Company	7.1
Consumer Staples	5.8
Financials	5.3
Communication Services	5.0
Real Estate	4.4
Materials	1.5
Energy	1.5
Repurchase Agreements	1.4
Utilities	1.1
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,073.57	$5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class IB
Actual	1,000.00	1,073.87	5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 1.05% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	21,046	$636,221
CenturyLink, Inc.	2,802	28,104
Verizon Communications, Inc.	12,212	673,247

		1,337,572

Entertainment (1.7%)
Activision Blizzard, Inc.	2,292	173,963
Electronic Arts, Inc.*	854	112,771
Live Nation Entertainment, Inc.*	392	17,377
Netflix, Inc.*	1,299	591,097
Take-Two Interactive Software, Inc.*	336	46,895
Walt Disney Co. (The)	5,338	595,240
Zynga, Inc., Class A*	213,440	2,036,218

		3,573,561

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	888	1,259,229
Alphabet, Inc., Class C*	864	1,221,359
Facebook, Inc., Class A*	7,098	1,611,743
Twitter, Inc.*	2,313	68,904
ZoomInfo Technologies, Inc., Class A*	5,100	260,253

		4,421,488

Media (0.5%)
Charter Communications, Inc., Class A*	445	226,968
Comcast Corp., Class A	13,439	523,852
comScore, Inc.*	64,780	200,818
Discovery, Inc., Class A (x)*	448	9,453
Discovery, Inc., Class C*	906	17,449
DISH Network Corp., Class A*	739	25,503
Fox Corp., Class A	973	26,096
Fox Corp., Class B	435	11,675
Interpublic Group of Cos., Inc. (The)	1,172	20,112
News Corp., Class A	1,068	12,667
News Corp., Class B	412	4,923
Omnicom Group, Inc.	640	34,944
Tribune Co. Litigation Interests, Class 1C (r)*	24,151	—
ViacomCBS, Inc.	1,570	36,612

		1,151,072

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	1,624	169,140

Total Communication Services		10,652,833

Consumer Discretionary (13.2%)
Auto Components (0.8%)
Aptiv plc	760	59,219
BorgWarner, Inc.	634	22,380
Fox Factory Holding Corp.*	20,270	1,674,505

		1,756,104

Automobiles (0.1%)
Ford Motor Co.	11,637	70,753
General Motors Co.	3,755	95,002

		165,755

Distributors (0.0%)
Genuine Parts Co.	428	37,219
LKQ Corp.*	890	23,318

		60,537

Diversified Consumer Services (0.0%)
H&R Block, Inc.	583	8,325

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp. (x)	1,402	23,021
Chipotle Mexican Grill, Inc.*	76	79,979
Darden Restaurants, Inc.	365	27,656
Domino’s Pizza, Inc.	114	42,116
Hilton Worldwide Holdings, Inc.	811	59,568
Las Vegas Sands Corp.	993	45,221
Marriott International, Inc., Class A	804	68,927
McDonald’s Corp.	2,193	404,543
MGM Resorts International	1,454	24,427
Norwegian Cruise Line Holdings Ltd. (x)*	758	12,454
Royal Caribbean Cruises Ltd.	507	25,502
Starbucks Corp.	3,447	253,665
Wynn Resorts Ltd.	279	20,783
Yum! Brands, Inc.	885	76,915

		1,164,777

Household Durables (0.1%)
DR Horton, Inc.	978	54,230
Garmin Ltd.	429	41,828
Leggett & Platt, Inc.	380	13,357
Lennar Corp., Class A	816	50,282
Mohawk Industries, Inc.*	169	17,197
Newell Brands, Inc.	1,045	16,595
NVR, Inc.*	10	32,587
PulteGroup, Inc.	731	24,876
Whirlpool Corp.	175	22,668

		273,620

Internet & Direct Marketing Retail (6.0%)
Alibaba Group Holding Ltd. (ADR)*	9,590	2,068,563
Amazon.com, Inc.*	1,236	3,409,902
Booking Holdings, Inc.*	121	192,673
Chewy, Inc., Class A (x)*	18,510	827,212
eBay, Inc.	1,953	102,435
Expedia Group, Inc.	15,607	1,282,895
MercadoLibre, Inc.*	4,620	4,554,257
RealReal, Inc. (The)*	31,890	407,873

		12,845,810

Leisure Products (0.0%)
Hasbro, Inc.	371	27,806

Multiline Retail (0.2%)
Dollar General Corp.	734	139,834
Dollar Tree, Inc.*	700	64,876
Kohl’s Corp.	470	9,762
Target Corp.	1,469	176,177

		390,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (4.5%)
Advance Auto Parts, Inc.	201	$28,632
AutoZone, Inc.*	69	77,840
Best Buy Co., Inc.	673	58,733
CarMax, Inc.*	476	42,626
Carvana Co. (x)*	29,870	3,590,374
Gap, Inc. (The)	633	7,989
Home Depot, Inc. (The)	3,174	795,119
L Brands, Inc.	638	9,551
Lowe’s Cos., Inc.	17,469	2,360,411
O’Reilly Automotive, Inc.*	215	90,659
Ross Stores, Inc.	26,076	2,222,718
Tiffany & Co.	315	38,411
TJX Cos., Inc. (The)	3,516	177,769
Tractor Supply Co.	342	45,072
Ulta Beauty, Inc.*	163	33,158

		9,579,062

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	42,170	1,552,699
Hanesbrands, Inc. (x)	1,013	11,437
NIKE, Inc., Class B	3,663	359,157
PVH Corp.	184	8,841
Ralph Lauren Corp.	142	10,298
Tapestry, Inc.	735	9,761
Under Armour, Inc., Class A*	523	5,094
Under Armour, Inc., Class C*	527	4,659
VF Corp.	940	57,284

		2,019,230

Total Consumer Discretionary		28,291,675

Consumer Staples (5.8%)
Beverages (1.7%)
Brown-Forman Corp., Class B	529	33,676
Coca-Cola Co. (The)	11,408	509,710
Constellation Brands, Inc., Class A	7,012	1,226,749
Molson Coors Beverage Co., Class B	520	17,867
Monster Beverage Corp.*	18,931	1,312,297
PepsiCo, Inc.	4,097	541,869

		3,642,168

Food & Staples Retailing (2.7%)
BJ’s Wholesale Club Holdings, Inc.*	62,210	2,318,567
Casey’s General Stores, Inc.	7,620	1,139,342
Costco Wholesale Corp.	1,300	394,173
Kroger Co. (The)	2,280	77,178
Performance Food Group Co.*	42,330	1,233,496
Sysco Corp.	1,499	81,935
Walgreens Boots Alliance, Inc.	2,191	92,877
Walmart, Inc.	4,178	500,441

		5,838,009

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,646	65,675
Campbell Soup Co.	477	23,673
Conagra Brands, Inc.	1,428	50,223
General Mills, Inc.	1,812	111,710
Hershey Co. (The)	442	57,292
Hormel Foods Corp.	838	40,450
J M Smucker Co. (The)	328	34,706
Kellogg Co.	760	50,206
Kraft Heinz Co. (The)	1,822	58,104
Lamb Weston Holdings, Inc.	417	26,659
McCormick & Co., Inc. (Non-Voting)	374	67,099
Mondelez International, Inc., Class A	4,231	216,331
Tyson Foods, Inc., Class A	857	51,171

		853,299

Household Products (0.6%)
Church & Dwight Co., Inc.	719	55,579
Clorox Co. (The)	377	82,702
Colgate-Palmolive Co.	2,549	186,740
Kimberly-Clark Corp.	1,005	142,057
Procter & Gamble Co. (The)	7,301	872,980

		1,340,058

Personal Products (0.1%)
Coty, Inc., Class A	925	4,135
Estee Lauder Cos., Inc. (The), Class A	666	125,661

		129,796

Tobacco (0.3%)
Altria Group, Inc.	5,489	215,443
Philip Morris International, Inc.	4,607	322,767

		538,210

Total Consumer Staples		12,341,540

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,875	28,856
Halliburton Co.	2,588	33,592
National Oilwell Varco, Inc.	1,179	14,443
Schlumberger Ltd.	4,102	75,436
TechnipFMC plc	1,310	8,961

		161,288

Oil, Gas & Consumable Fuels (1.1%)
Apache Corp.	1,045	14,107
Cabot Oil & Gas Corp.	1,172	20,135
Chevron Corp.	5,508	491,479
Concho Resources, Inc.	599	30,848
ConocoPhillips	3,161	132,825
Devon Energy Corp.	1,175	13,324
Diamondback Energy, Inc.	440	18,401
EOG Resources, Inc.	1,747	88,503
Exxon Mobil Corp.	12,466	557,479
Hess Corp.	770	39,894
HollyFrontier Corp.	453	13,228
Kinder Morgan, Inc.	5,756	87,318
Marathon Oil Corp.	2,140	13,097
Marathon Petroleum Corp.	1,932	72,218
Noble Energy, Inc.	1,275	11,424
Occidental Petroleum Corp.	2,656	48,605
ONEOK, Inc.	1,204	39,997
Phillips 66	1,272	91,457
Pioneer Natural Resources Co.	5,227	510,678
Valero Energy Corp.	1,207	70,996
Williams Cos., Inc. (The)	3,576	68,016

		2,434,029

Total Energy		2,595,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (5.3%)
Banks (1.3%)
Bank of America Corp.	23,093	$548,459
Citigroup, Inc.	6,138	313,652
Citizens Financial Group, Inc.	1,260	31,802
Comerica, Inc.	388	14,783
Fifth Third Bancorp	2,064	39,794
First Republic Bank	510	54,055
Huntington Bancshares, Inc.	2,991	27,023
JPMorgan Chase & Co.	9,016	848,045
KeyCorp	2,877	35,042
M&T Bank Corp.	387	40,236
People’s United Financial, Inc.	1,200	13,884
PNC Financial Services Group, Inc. (The)‡	1,253	131,828
Regions Financial Corp.	2,808	31,225
SVB Financial Group*	145	31,252
Truist Financial Corp.	3,998	150,125
US Bancorp	4,043	148,863
Wells Fargo & Co.	11,018	282,061
Zions Bancorp NA	483	16,422

		2,758,551

Capital Markets (2.6%)
Ameriprise Financial, Inc.	366	54,915
Bank of New York Mellon Corp. (The)	2,381	92,026
BlackRock, Inc.‡	454	247,017
Cboe Global Markets, Inc.	322	30,036
Charles Schwab Corp. (The)	3,423	115,492
CME Group, Inc.	1,054	171,317
E*TRADE Financial Corp.	652	32,424
Franklin Resources, Inc.	774	16,231
Goldman Sachs Group, Inc. (The)	913	180,427
GS Acquisition Holdings Corp. II*	47,920	503,639
Insurance Acquisition Corp. (r)*	52,630	526,300
Intercontinental Exchange, Inc.	7,542	690,847
Invesco Ltd.	1,039	11,180
KKR & Co., Inc., Class A	62,600	1,933,088
MarketAxess Holdings, Inc.	111	55,602
Moody’s Corp.	478	131,321
Morgan Stanley	3,535	170,740
MSCI, Inc.	249	83,121
Nasdaq, Inc.	339	40,500
Northern Trust Corp.	614	48,715
Raymond James Financial, Inc.	350	24,090
S&P Global, Inc.	711	234,260
State Street Corp.	1,018	64,694
T. Rowe Price Group, Inc.	661	81,634

		5,539,616

Consumer Finance (0.1%)
American Express Co.	1,950	185,640
Capital One Financial Corp.	1,332	83,370
Discover Financial Services	906	45,381
Synchrony Financial	1,554	34,437

		348,828

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	5,735	1,023,755

Insurance (0.8%)
Aflac, Inc.	2,129	76,708
Allstate Corp. (The)	925	89,716
American International Group, Inc.	2,522	78,636
Aon plc, Class A	678	130,583
Arthur J Gallagher & Co.	544	53,035
Assurant, Inc.	168	17,353
Chubb Ltd.	1,333	168,784
Cincinnati Financial Corp.	430	27,533
Everest Re Group Ltd.	118	24,332
Globe Life, Inc.	289	21,452
Hartford Financial Services Group, Inc. (The)	1,046	40,323
Lincoln National Corp.	549	20,198
Loews Corp.	714	24,483
Marsh & McLennan Cos., Inc.	1,514	162,558
MetLife, Inc.	2,283	83,375
Principal Financial Group, Inc.	740	30,740
Progressive Corp. (The)	1,723	138,029
Prudential Financial, Inc.	1,173	71,436
Selectquote, Inc. (x)*	11,250	284,962
Travelers Cos., Inc. (The)	743	84,739
Unum Group	532	8,826
W R Berkley Corp.	409	23,432
Willis Towers Watson plc	381	75,038

		1,736,271

Total Financials		11,407,021

Health Care (12.0%)
Biotechnology (2.3%)
AbbVie, Inc.	5,208	511,321
Alexion Pharmaceuticals, Inc.*	661	74,191
Amgen, Inc.	1,737	409,689
Biogen, Inc.*	482	128,959
BioMarin Pharmaceutical, Inc.*	17,590	2,169,551
Gilead Sciences, Inc.	3,692	284,062
Incyte Corp.*	548	56,976
Regeneron Pharmaceuticals, Inc.*	297	185,224
Ultragenyx Pharmaceutical, Inc.*	11,270	881,539
Vertex Pharmaceuticals, Inc.*	766	222,377

		4,923,889

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	5,230	478,179
ABIOMED, Inc.*	129	31,161
Align Technology, Inc.*	211	57,907
Baxter International, Inc.	1,503	129,408
Becton Dickinson and Co.	877	209,840
Boston Scientific Corp.*	4,216	148,024
Cooper Cos., Inc. (The)	144	40,844
Danaher Corp.	1,856	328,196
Dentsply Sirona, Inc.	634	27,934
DexCom, Inc.*	274	111,080
Edwards Lifesciences Corp.*	1,806	124,813
Hologic, Inc.*	751	42,807
IDEXX Laboratories, Inc.*	255	84,191
Insulet Corp.*	12,140	2,358,316
Intuitive Surgical, Inc.*	344	196,021
Medtronic plc	3,971	364,141
ResMed, Inc.	434	83,328
SmileDirectClub, Inc. (x)*	51,700	408,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
STERIS plc	249	$38,207
Stryker Corp.	948	170,820
Teleflex, Inc.	137	49,865
Varian Medical Systems, Inc.*	266	32,590
West Pharmaceutical Services, Inc.	218	49,523
Zimmer Biomet Holdings, Inc.	621	74,123

		5,639,748

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	441	44,439
Anthem, Inc.	745	195,920
Cardinal Health, Inc.	858	44,779
Centene Corp.*	1,716	109,052
Cigna Corp.	1,084	203,413
CVS Health Corp.	3,861	250,849
DaVita, Inc.*	236	18,677
HCA Healthcare, Inc.	776	75,318
Henry Schein, Inc.*	408	23,823
Humana, Inc.	389	150,835
Laboratory Corp. of America Holdings*	288	47,840
McKesson Corp.	477	73,181
Quest Diagnostics, Inc.	407	46,382
Surgery Partners, Inc.*	102,500	1,185,925
UnitedHealth Group, Inc.	2,799	825,565
Universal Health Services, Inc., Class B	229	21,272

		3,317,270

Health Care Technology (0.6%)
Cerner Corp.	892	61,147
Livongo Health, Inc. (x)*	15,300	1,150,407

		1,211,554

Life Sciences Tools & Services (3.5%)
Agilent Technologies, Inc.	908	80,240
Bio-Rad Laboratories, Inc., Class A*	4,993	2,254,290
Illumina, Inc.*	439	162,584
IQVIA Holdings, Inc.*	530	75,196
Mettler-Toledo International, Inc.*	72	58,000
PerkinElmer, Inc.	14,128	1,385,816
PPD, Inc.*	20,080	538,144
Syneos Health, Inc.*	41,530	2,419,122
Thermo Fisher Scientific, Inc.	1,169	423,575
Waters Corp.*	183	33,013

		7,429,980

Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	6,687	393,196
Eli Lilly and Co.	2,485	407,987
Johnson & Johnson	7,774	1,093,258
Merck & Co., Inc.	7,447	575,876
Mylan NV*	1,474	23,702
Perrigo Co. plc	378	20,892
Pfizer, Inc.	16,393	536,051
Zoetis, Inc.	1,399	191,719

		3,242,681

Total Health Care		25,765,122

Industrials (8.9%)
Aerospace & Defense (1.1%)
Boeing Co. (The)	1,584	290,347
General Dynamics Corp.	683	102,081
Howmet Aerospace, Inc.	1,059	16,785
Huntington Ingalls Industries, Inc.	123	21,462
L3Harris Technologies, Inc.	6,777	1,149,854
Lockheed Martin Corp.	725	264,567
Northrop Grumman Corp.	453	139,270
Raytheon Technologies Corp.	4,349	267,985
Teledyne Technologies, Inc.*	108	33,583
Textron, Inc.	672	22,116
TransDigm Group, Inc.	148	65,424

		2,373,474

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	403	31,861
Expeditors International of Washington, Inc.	510	38,780
FedEx Corp.	715	100,257
United Parcel Service, Inc., Class B	2,084	231,699
XPO Logistics, Inc.*	21,450	1,657,013

		2,059,610

Airlines (0.1%)
Alaska Air Group, Inc.	372	13,489
American Airlines Group, Inc. (x)	1,083	14,155
Delta Air Lines, Inc.	1,678	47,068
Southwest Airlines Co.	1,581	54,038
United Airlines Holdings, Inc. (x)*	746	25,819

		154,569

Building Products (1.5%)
A O Smith Corp.	387	18,235
Allegion plc	267	27,293
Carrier Global Corp.	2,407	53,484
Fortune Brands Home & Security, Inc.	423	27,042
Johnson Controls International plc	2,162	73,811
Masco Corp.	773	38,812
Trane Technologies plc	715	63,621
Trex Co., Inc.*	22,500	2,926,575

		3,228,873

Commercial Services & Supplies (1.4%)
Cintas Corp.	249	66,323
Copart, Inc.*	33,551	2,793,792
Republic Services, Inc.	627	51,445
Rollins, Inc.	423	17,931
Waste Management, Inc.	1,147	121,479

		3,050,970

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	388	32,902
Quanta Services, Inc.	370	14,515

		47,417

Electrical Equipment (0.8%)
AMETEK, Inc.	677	60,504
Eaton Corp. plc	1,180	103,226
Emerson Electric Co.	1,747	108,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Automation, Inc.	339	$72,207
Vertiv Holdings Co., Class A*	102,680	1,392,341

		1,736,644

Industrial Conglomerates (0.4%)
3M Co.	1,707	266,275
General Electric Co.	25,999	177,573
Honeywell International, Inc.	2,071	299,446
Roper Technologies, Inc.	311	120,749

		864,043

Machinery (1.2%)
Brain Corp. (r)*	52,300	231,428
Caterpillar, Inc.	1,599	202,274
Cummins, Inc.	431	74,675
Deere & Co.	926	145,521
Dover Corp.	431	41,617
Flowserve Corp.	362	10,324
Fortive Corp.	896	60,623
IDEX Corp.	219	34,611
Illinois Tool Works, Inc.	847	148,098
Ingersoll Rand, Inc.*	1,004	28,232
Otis Worldwide Corp.	1,207	68,630
PACCAR, Inc.	1,013	75,823
Parker-Hannifin Corp.	375	68,726
Pentair plc	489	18,577
Snap-on, Inc.	154	21,331
Stanley Black & Decker, Inc.	450	62,721
Tennant Co.	18,300	1,189,683
Westinghouse Air Brake Technologies Corp.	528	30,397
Xylem, Inc.	531	34,494

		2,547,785

Professional Services (0.1%)
Equifax, Inc.	358	61,533
IHS Markit Ltd.	1,170	88,335
Nielsen Holdings plc	1,090	16,197
Robert Half International, Inc.	327	17,276
Verisk Analytics, Inc.	479	81,526

		264,867

Road & Rail (0.8%)
CSX Corp.	2,247	156,706
JB Hunt Transport Services, Inc.	248	29,844
Kansas City Southern	280	41,801
Norfolk Southern Corp.	752	132,029
Old Dominion Freight Line, Inc.	279	47,316
Uber Technologies, Inc.*	33,220	1,032,478
Union Pacific Corp.	2,007	339,323

		1,779,497

Trading Companies & Distributors (0.5%)
Fastenal Co.	1,691	72,443
H&E Equipment Services, Inc.	47,830	883,898
United Rentals, Inc.*	213	31,746
WW Grainger, Inc.	126	39,584

		1,027,671

Total Industrials		19,135,420

Information Technology (31.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	160	33,605
Cisco Systems, Inc.	12,549	585,285
F5 Networks, Inc.*	172	23,991
Juniper Networks, Inc.	980	22,403
Motorola Solutions, Inc.	500	70,065

		735,349

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	885	84,792
CDW Corp.	424	49,260
Corning, Inc.	2,268	58,741
FLIR Systems, Inc.	359	14,565
IPG Photonics Corp.*	105	16,841
Keysight Technologies, Inc.*	552	55,631
nLight, Inc.*	46,390	1,032,641
TE Connectivity Ltd.	975	79,511
Zebra Technologies Corp., Class A*	157	40,184

		1,432,166

IT Services (7.7%)
Accenture plc, Class A	1,883	404,318
Akamai Technologies, Inc.*	475	50,868
Automatic Data Processing, Inc.	1,271	189,239
Broadridge Financial Solutions, Inc.	342	43,157
Cardtronics plc, Class A*	39,940	957,761
Cognizant Technology Solutions Corp., Class A	1,604	91,139
DXC Technology Co.	785	12,952
Fidelity National Information Services, Inc.	1,825	244,714
Fiserv, Inc.*	1,656	161,659
FleetCor Technologies, Inc.*	243	61,122
Gartner, Inc.*	269	32,638
Global Payments, Inc.	883	149,774
International Business Machines Corp.	2,627	317,263
Jack Henry & Associates, Inc.	225	41,407
Leidos Holdings, Inc.	394	36,906
Mastercard, Inc., Class A	2,606	770,594
Paychex, Inc.	944	71,508
PayPal Holdings, Inc.*	3,470	604,578
Shopify, Inc., Class A*	5,620	5,334,504
VeriSign, Inc.*	300	62,049
Visa, Inc., Class A	16,581	3,202,952
Western Union Co. (The)	1,216	26,290
Wix.com Ltd.*	14,390	3,687,006

		16,554,398

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	3,445	181,242
Analog Devices, Inc.	1,084	132,942
Applied Materials, Inc.	2,720	164,424
Broadcom, Inc.	1,179	372,104
Intel Corp.	12,519	749,012
KLA Corp.	459	89,266
Lam Research Corp.	427	138,117
Maxim Integrated Products, Inc.	790	47,882
Microchip Technology, Inc.	724	76,244
Micron Technology, Inc.*	3,300	170,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NVIDIA Corp.	4,965	$1,886,253
Qorvo, Inc.*	336	37,138
QUALCOMM, Inc.	3,329	303,638
Skyworks Solutions, Inc.	493	63,035
Texas Instruments, Inc.	2,708	343,835
Xilinx, Inc.	722	71,038

		4,826,186

Software (16.9%)
Adobe, Inc.*	9,030	3,930,849
Agora, Inc. (ADR)*	11,610	512,814
ANSYS, Inc.*	254	74,099
Autodesk, Inc.*	647	154,756
Avaya Holdings Corp.*	131	1,619
Cadence Design Systems, Inc.*	823	78,975
Citrix Systems, Inc.	338	49,994
Cornerstone OnDemand, Inc.*	35,040	1,351,142
Crowdstrike Holdings, Inc., Class A*	3,430	343,995
Datadog, Inc., Class A*	17,050	1,482,498
DocuSign, Inc.*	28,570	4,920,040
Dynatrace, Inc.*	25,560	1,037,736
Fortinet, Inc.*	19,886	2,729,751
HubSpot, Inc.*	4,600	1,032,010
Intuit, Inc.	774	229,251
Microsoft Corp.	22,383	4,555,164
New Relic, Inc.*	20,880	1,438,632
NortonLifeLock, Inc.	1,600	31,728
Oracle Corp.	6,142	339,468
Paycom Software, Inc.*	142	43,982
Qualys, Inc.*	12,459	1,295,985
salesforce.com, Inc.*	2,659	498,111
ServiceNow, Inc.*	11,702	4,740,012
Splunk, Inc.*	4,250	844,475
Sprout Social, Inc., Class A (x)*	69,218	1,868,886
Synopsys, Inc.*	454	88,530
Tyler Technologies, Inc.*	117	40,585
Varonis Systems, Inc.*	12,740	1,127,235
Yext, Inc.*	82,461	1,369,677

		36,211,999

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	19,016	6,937,037
Hewlett Packard Enterprise Co.	3,708	36,079
HP, Inc.	4,156	72,439
NetApp, Inc.	653	28,974
Seagate Technology plc	668	32,338
Western Digital Corp.	884	39,028
Xerox Holdings Corp.	479	7,324

		7,153,219

Total Information Technology		66,913,317

Materials (1.5%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	650	156,949
Albemarle Corp. (x)	303	23,395
Celanese Corp.	349	30,133
CF Industries Holdings, Inc.	600	16,884
Corteva, Inc.	2,207	59,125
Dow, Inc.	2,177	88,734
DuPont de Nemours, Inc.	2,174	115,505
Eastman Chemical Co.	409	28,483
Ecolab, Inc.	727	144,637
FMC Corp.	383	38,154
International Flavors & Fragrances, Inc. (x)	313	38,330
Linde plc	1,550	328,770
LyondellBasell Industries NV, Class A	758	49,816
Mosaic Co. (The)	922	11,534
PPG Industries, Inc.	696	73,818
Sherwin-Williams Co. (The)	238	137,528

		1,341,795

Construction Materials (0.6%)
Martin Marietta Materials, Inc.	184	38,009
Summit Materials, Inc., Class A*	77,700	1,249,416
Vulcan Materials Co.	394	45,645

		1,333,070

Containers & Packaging (0.1%)
Amcor plc	4,650	47,477
Avery Dennison Corp.	248	28,294
Ball Corp.	953	66,224
International Paper Co.	1,159	40,808
Packaging Corp. of America	267	26,647
Sealed Air Corp.	476	15,637
Westrock Co.	786	22,212

		247,299

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,281	49,531
Newmont Corp.	2,375	146,632
Nucor Corp.	868	35,944

		232,107

Total Materials		3,154,271

Real Estate (4.4%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
Alexandria Real Estate Equities, Inc. (REIT)	377	61,168
American Tower Corp. (REIT)	1,313	339,463
Apartment Investment and Management Co. (REIT), Class A	422	15,884
AvalonBay Communities, Inc. (REIT)	420	64,949
Boston Properties, Inc. (REIT)	426	38,502
Crown Castle International Corp. (REIT)	1,238	207,179
Digital Realty Trust, Inc. (REIT)	14,690	2,087,596
Duke Realty Corp. (REIT)	1,102	39,000
Equinix, Inc. (REIT)	261	183,300
Equity Residential (REIT)	1,040	61,173
Essex Property Trust, Inc. (REIT)	191	43,771
Extra Space Storage, Inc. (REIT)	387	35,747
Federal Realty Investment Trust (REIT)	204	17,383
Healthpeak Properties, Inc. (REIT)	1,602	44,151
Host Hotels & Resorts, Inc. (REIT)	2,038	21,990
Iron Mountain, Inc. (REIT)	800	20,880
Kimco Realty Corp. (REIT)	1,263	16,217
Mid-America Apartment Communities, Inc. (REIT)	332	38,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Prologis, Inc. (REIT)	2,172	$202,713
Public Storage (REIT)	443	85,007
Realty Income Corp. (REIT)	1,005	59,798
Regency Centers Corp. (REIT)	516	23,679
SBA Communications Corp. (REIT)	13,449	4,006,726
Simon Property Group, Inc. (REIT)	904	61,816
SL Green Realty Corp. (REIT)	219	10,795
UDR, Inc. (REIT)	840	31,399
Ventas, Inc. (REIT)	1,100	40,282
Vornado Realty Trust (REIT)	436	16,660
Welltower, Inc. (REIT)	1,232	63,756
Weyerhaeuser Co. (REIT)	2,201	49,434

		7,988,488

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	29,929	1,353,390

Total Real Estate		9,341,878

Utilities (1.1%)
Electric Utilities (0.7%)
Alliant Energy Corp.	736	35,210
American Electric Power Co., Inc.	1,468	116,911
Duke Energy Corp.	2,179	174,080
Edison International	1,118	60,719
Entergy Corp.	591	55,442
Evergy, Inc.	671	39,784
Eversource Energy	992	82,604
Exelon Corp.	2,864	103,934
FirstEnergy Corp.	1,613	62,552
NextEra Energy, Inc.	1,443	346,565
NRG Energy, Inc.	718	23,378
Pinnacle West Capital Corp.	317	23,233
PPL Corp.	2,289	59,148
Southern Co. (The)	3,113	161,409
Xcel Energy, Inc.	1,548	96,750

		1,441,719

Gas Utilities (0.0%)
Atmos Energy Corp.	350	34,853

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	1,871	27,111

Multi-Utilities (0.4%)
Ameren Corp.	743	52,277
CenterPoint Energy, Inc.	1,608	30,021
CMS Energy Corp.	850	49,657
Consolidated Edison, Inc.	1,009	72,577
Dominion Energy, Inc.	2,477	201,083
DTE Energy Co.	572	61,490
NiSource, Inc.	1,117	25,401
Public Service Enterprise Group, Inc.	1,500	73,740
Sempra Energy	863	101,170
WEC Energy Group, Inc.	938	82,216

		749,632

Water Utilities (0.0%)
American Water Works Co., Inc.	535	68,833

Total Utilities		2,322,148

Total Common Stocks (89.6%) (Cost $128,113,463)		191,920,542

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.3%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Newpark Resources, Inc. 4.000%, 12/1/21	$618,000	544,987

Total Energy		544,987

Corporate Bond (0.0%)
Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC
8.500%, 10/20/20 (r)	5,264,099	—

Total Utilities		—

Total Long-Term Debt Securities (0.3%) (Cost $494,131)		544,987

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $5,467)	1,139	191

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.1%)
JPMorgan Prime Money Market Fund, IM Shares	15,345,060	15,358,871

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $994,901, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $1,014,797. (xx)	994,899	994,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $1,400,008, collateralized by various Common Stocks; total market value $1,555,811. (xx)	$1,400,000	$1,400,000

Total Repurchase Agreements		2,894,899

Total Short-Term Investments (8.5%) (Cost $18,244,930)		18,253,770

Total Investments in Securities (98.4%) (Cost $146,857,991)		210,719,490
Other Assets Less Liabilities (1.6%)		3,499,669

Net Assets (100%)		$214,219,159

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $5,183,211. This was collateralized by $2,360,764 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $2,894,899 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	1,253	217,735	—	(11,586)	(2,255)	(72,066)	131,828	3,137	—
Capital Markets
BlackRock, Inc.	454	184,491	53,650	(9,683)	748	17,811	247,017	2,959	—

Total		402,226	53,650	(21,269)	(1,507)	(54,255)	378,845	6,096	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	102	9/2020	USD	15,760,020	(124,549)

					(124,549)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$10,652,833	$—	$—	(a)	$10,652,833
Consumer Discretionary	28,291,675	—	—		28,291,675
Consumer Staples	12,341,540	—	—		12,341,540
Energy	2,595,317	—	—		2,595,317
Financials	10,880,721	—	526,300		11,407,021
Health Care	25,765,122	—	—		25,765,122
Industrials	18,903,992	—	231,428		19,135,420
Information Technology	66,913,317	—	—		66,913,317
Materials	3,154,271	—	—		3,154,271
Real Estate	9,341,878	—	—		9,341,878
Utilities	2,322,148	—	—		2,322,148
Convertible Bond
Energy	—	544,987	—		544,987
Corporate Bond
Utilities	—	—	—	(a)	— (a)
Rights
Communication Services	191	—	—		191
Short-Term Investments
Investment Company	15,358,871	—	—		15,358,871
Repurchase Agreements	—	2,894,899	—		2,894,899

Total Assets	$206,521,876	$3,439,886	$757,728		$210,719,490

Liabilities:
Futures	$(124,549)	$—	$—		$(124,549)

Total Liabilities	$(124,549)	$—	$—		$(124,549)

Total	$206,397,327	$3,439,886	$757,728		$210,594,941

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets - Unrealized depreciation	$(124,549	)*

Total		$(124,549)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Total
Equity contracts	$61,474	$(10,052)	$51,422

Total	$61,474	$(10,052)	$51,422

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^		Futures	Total
Equity contracts		$(493,201)	$(493,201)

Total		$(493,201)	$(493,201)

^ This Portfolio held options contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $25,000 for two months and futures contracts with an average notional balance of approximately $24,136,000, during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,810,566
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,157,283

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,812,827
Aggregate gross unrealized depreciation	(8,271,624)

Net unrealized appreciation	$62,541,203

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,053,738

For the six months ended June 30, 2020, the Portfolio incurred approximately $790 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $253,584)	$378,845
Unaffiliated Issuers (Cost $143,709,508)	207,445,746
Repurchase Agreements (Cost $2,894,899)	2,894,899
Cash	6,018,932
Foreign cash (Cost $11)	10
Cash held as collateral at broker for futures	1,360,200
Due from broker for futures variation margin	216,757
Dividends, interest and other receivables	89,690
Securities lending income receivable	19,014
Receivable for Portfolio shares sold	15,458
Other assets	2,318

Total assets	218,441,869

LIABILITIES
Payable for return of collateral on securities loaned	2,894,899
Payable for securities purchased	1,005,500
Investment management fees payable	105,214
Distribution fees payable – Class IB	42,236
Payable for Portfolio shares redeemed	38,038
Administrative fees payable	21,901
Distribution fees payable – Class IA	912
Trustees’ fees payable	424
Accrued expenses	113,586

Total liabilities	4,222,710

NET ASSETS	$214,219,159

Net assets were comprised of:
Paid in capital	$169,516,648
Total distributable earnings (loss)	44,702,511

Net assets	$214,219,159

Class IA
Net asset value, offering and redemption price per share, $4,544,325 / 576,844 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.88

Class IB
Net asset value, offering and redemption price per share, $209,674,834 / 26,715,042 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.85

(x)	Includes value of securities on loan of $5,183,211.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($6,096 of dividend income received from affiliates)	$1,088,855
Interest	53,882
Securities lending (net)	104,497

Total income	1,247,234

EXPENSES
Investment management fees	691,043
Distribution fees – Class IB	241,475
Administrative fees	121,781
Professional fees	30,478
Custodian fees	20,597
Printing and mailing expenses	16,677
Distribution fees – Class IA	5,326
Trustees’ fees	3,159
Miscellaneous	1,399

Gross expenses	1,131,935
Less: Waiver from investment manager	(95,072)

Net expenses	1,036,863

NET INVESTMENT INCOME (LOSS)	210,371

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(1,507) realized gain (loss) from affiliates)	(119,698)
Futures contracts	(10,052)
Foreign currency transactions	3,013
Options written	74,859

Net realized gain (loss)	(51,878)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(54,255) of change in unrealized appreciation (depreciation) from affiliates)	14,121,096
Futures contracts	(493,201)
Foreign currency translations	(2,802)

Net change in unrealized appreciation (depreciation)	13,625,093

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,573,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,783,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$210,371	$655,957
Net realized gain (loss)	(51,878)	4,373,284
Net change in unrealized appreciation (depreciation)	13,625,093	49,910,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,783,586	54,939,623

Distributions to shareholders:
Class IA	—	(82,200)
Class IB	—	(3,534,472)

Total distributions to shareholders	—	(3,616,672)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [66,014 and 193,737 shares, respectively]	472,029	1,270,808
Capital shares issued in reinvestment of dividends and distributions [0 and 11,623 shares, respectively]	—	82,200
Capital shares repurchased [(129,705) and (146,090) shares, respectively]	(910,964)	(1,009,899)

Total Class IA transactions	(438,935)	343,109

Class IB
Capital shares sold [1,216,438 and 2,079,960 shares, respectively]	8,996,638	13,953,477
Capital shares issued in reinvestment of dividends and distributions [0 and 501,534 shares, respectively]	—	3,534,472
Capital shares repurchased [(2,502,498) and (4,244,529) shares, respectively]	(17,507,496)	(28,326,575)

Total Class IB transactions	(8,510,858)	(10,838,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,949,793)	(10,495,517)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,833,793	40,827,434
NET ASSETS:
Beginning of period	209,385,366	168,557,932

End of period	$214,219,159	$209,385,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017		2016	2015
Net asset value, beginning of period	$7.34		$5.59	$14.68	$13.78		$12.44	$13.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02	0.14	0.20	##	0.20	0.19
Net realized and unrealized gain (loss)	0.53		1.85	(1.70)	1.73		1.44	(0.50)

Total from investment operations	0.54		1.87	(1.56)	1.93		1.64	(0.31)

Less distributions:
Dividends from net investment income	—		(0.02)	(0.54)	(0.16)		(0.30)	(0.25)
Distributions from net realized gains	—		(0.10)	(6.99)	(0.87)		—	—

Total dividends and distributions	—		(0.12)	(7.53)	(1.03)		(0.30)	(0.25)

Net asset value, end of period	$7.88		$7.34	$5.59	$14.68		$13.78	$12.44

Total return (b)	7.36%		33.66%	(10.10)%	14.17%		13.14%	(2.38)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,544		$4,700	$3,251	$2,864		$2,580	$2,770
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.05%	1.05%	1.05%		1.09%	1.10%
Before waivers and reimbursements (a)(f)	1.15%		1.15%	1.12%	1.11%		1.12%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.21%		0.34%	0.97%	1.35	%(aa)	1.57%	1.43%
Before waivers and reimbursements (a)(f)	0.11%		0.24%	0.90%	1.29	%(aa)	1.54%	1.43%
Portfolio turnover rate^	12	%(z)	19%	44%*	13%		13%	24%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017		2016	2015
Net asset value, beginning of period	$7.31		$5.57	$14.66	$13.76		$12.42	$12.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02	0.14	0.20	##	0.20	0.19
Net realized and unrealized gain (loss)	0.53		1.84	(1.70)	1.73		1.44	(0.51)

Total from investment operations	0.54		1.86	(1.56)	1.93		1.64	(0.32)

Less distributions:
Dividends from net investment income	—		(0.02)	(0.54)	(0.16)		(0.30)	(0.24)
Distributions from net realized gains	—		(0.10)	(6.99)	(0.87)		—	—

Total dividends and distributions	—		(0.12)	(7.53)	(1.03)		(0.30)	(0.24)

Net asset value, end of period	$7.85		$7.31	$5.57	$14.66		$13.76	$12.42

Total return (b)	7.39%		33.60%	(10.11)%	14.19%		13.16%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$209,675		$204,686	$165,307	$207,105		$200,159	$202,063
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.05%	1.05%	1.05%		1.09%	1.10%
Before waivers and reimbursements (a)(f)	1.15%		1.15%	1.12%	1.11%		1.12%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.21%		0.34%	0.97%	1.34	%(aa)	1.57%	1.44%
Before waivers and reimbursements (a)(f)	0.12%		0.24%	0.90%	1.28	%(aa)	1.54%	1.44%
Portfolio turnover rate^	12	%(z)	19%	44%*	13%		13%	24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2018 to October 2, 2018‡	Year Ended December 31,
Class K		2017		2016	2015
Net asset value, beginning of period	$14.68	$13.78		$12.44	$13.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.23	##	0.23	0.22
Net realized and unrealized gain (loss)	0.81	1.73		1.44	(0.50)

Total from investment operations	0.98	1.96		1.67	(0.28)

Less distributions:
Dividends from net investment income	— #	(0.19)		(0.33)	(0.28)
Distributions from net realized gains	(0.18)	(0.87)		—	—

Total dividends and distributions	(0.18)	(1.06)		(0.33)	(0.28)

Net asset value, end of period	$15.48	$14.68		$13.78	$12.44

Total return (b)	6.69%	14.44%		13.43%	(2.13)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$420,554		$414,906	$427,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.80%		0.84%	0.85%
Before waivers and reimbursements (a)(f)	0.86%	0.86%		0.87%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.49%	1.59	%(aa)	1.82%	1.69%
Before waivers and reimbursements (a)(f)	1.43%	1.52	%(aa)	1.79%	1.69%
Portfolio turnover rate^	44%*	13%		13%	24%
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 25%.

‡	After the close of business on October 2, 2018 operations for Class K ceased and shares were fully redeemed. The shares are no longer being offered, but are still registered.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.17, $0.17 and $0.20 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.20% lower.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	26.2%
Health Care	14.7
Consumer Discretionary	11.2
Financials	10.4
Communication Services	9.7
Industrials	8.6
Consumer Staples	6.2
Real Estate	3.6
Utilities	2.9
Materials	2.7
Energy	2.6
Repurchase Agreements	0.5
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$962.91	$3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.39	3.51
Class IB
Actual	1,000.00	962.68	3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.39	3.51

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.70% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.7%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	1,301,778	$39,352,749
Bandwidth, Inc., Class A*	3,500	444,500
CenturyLink, Inc.	194,275	1,948,578
Cogent Communications Holdings, Inc.	6,300	487,368
GCI Liberty, Inc., Class A*	21,686	1,542,309
Iridium Communications, Inc.*	18,800	478,272
Liberty Latin America Ltd., Class C*	13,800	130,272
Verizon Communications, Inc.	756,394	41,700,001
Vonage Holdings Corp.*	43,100	433,586

		86,517,635

Entertainment (1.9%)
Activision Blizzard, Inc.	140,800	10,686,720
Cinemark Holdings, Inc.	20,600	237,930
Electronic Arts, Inc.*	54,300	7,170,315
Liberty Media Corp.-Liberty Formula One, Class A*	2,600	75,868
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	1,292,119
Lions Gate Entertainment Corp., Class B*	4,500	30,735
Live Nation Entertainment, Inc.*	25,200	1,117,116
Madison Square Garden Entertainment Corp.*	3,929	294,675
Madison Square Garden Sports Corp., Class A*	3,929	577,131
Netflix, Inc.*	77,800	35,402,112
Roku, Inc.*	18,500	2,155,805
Spotify Technology SA*	23,000	5,938,370
Take-Two Interactive Software, Inc.*	21,800	3,042,626
Walt Disney Co. (The)	329,939	36,791,498
World Wrestling Entertainment, Inc., Class A	8,700	378,015
Zynga, Inc., Class A*	165,300	1,576,962

		106,767,997

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	54,825	77,744,591
Alphabet, Inc., Class C*	54,119	76,503,159
Cargurus, Inc.*	14,400	365,040
Facebook, Inc., Class A*	438,400	99,547,488
IAC/InterActiveCorp*	14,850	4,802,490
Match Group, Inc. (x)*	10,300	1,102,615
Pinterest, Inc., Class A*	73,200	1,622,844
TripAdvisor, Inc.	2,200	41,822
Twitter, Inc.*	147,100	4,382,109
Yelp, Inc.*	6,500	150,345
Zillow Group, Inc., Class A*	10,600	609,288
Zillow Group, Inc., Class C*	23,524	1,355,218

		268,227,009

Media (1.3%)
Altice USA, Inc., Class A*	64,100	1,444,814
AMC Networks, Inc., Class A*	812	18,993
Cable One, Inc.	900	1,597,365
Charter Communications, Inc., Class A*	28,075	14,319,373
Comcast Corp., Class A	827,248	32,246,127
Discovery, Inc., Class A*	37,900	799,690
Discovery, Inc., Class C*	79,909	1,539,047
DISH Network Corp., Class A*	47,529	1,640,226
Fox Corp., Class A	72,608	1,947,346
Fox Corp., Class B	32,333	867,818
Interpublic Group of Cos., Inc. (The)	77,600	1,331,616
John Wiley & Sons, Inc., Class A	1,800	70,200
Liberty Broadband Corp., Class A*	5,100	623,169
Liberty Broadband Corp., Class C*	20,248	2,509,942
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	852,541
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,183,874
New York Times Co. (The), Class A	31,600	1,328,148
News Corp., Class A	93,361	1,107,261
News Corp., Class B	6,200	74,090
Nexstar Media Group, Inc., Class A	9,772	817,819
Omnicom Group, Inc.	42,600	2,325,960
Sinclair Broadcast Group, Inc., Class A (x)	13,300	245,518
Sirius XM Holdings, Inc.	276,240	1,621,529
TEGNA, Inc.	35,200	392,128
ViacomCBS, Inc.	110,616	2,579,565

		73,484,159

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	6,000	295,740
Telephone and Data Systems, Inc.	21,286	423,165
T-Mobile US, Inc.*	97,978	10,204,409
United States Cellular Corp.*	1,900	58,653

		10,981,967

Total Communication Services		545,978,767

Consumer Discretionary (11.2%)
Auto Components (0.2%)
Adient plc*	3,653	59,982
Aptiv plc	52,800	4,114,176
BorgWarner, Inc.	46,560	1,643,568
Cooper-Standard Holdings, Inc.*	3,600	47,700
Dana, Inc.	19,100	232,829
Dorman Products, Inc.*	2,400	160,968
Fox Factory Holding Corp.*	6,900	570,009
Gentex Corp.	56,600	1,458,582
Gentherm, Inc.*	4,200	163,380
Goodyear Tire & Rubber Co. (The)	5,000	44,725
LCI Industries	3,100	356,438
Lear Corp.	14,500	1,580,790
Visteon Corp.*	1,000	68,500

		10,501,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Automobiles (0.7%)
Ford Motor Co.	755,536	$4,593,659
General Motors Co.	242,300	6,130,190
Harley-Davidson, Inc.	35,950	854,531
Tesla, Inc.*	26,800	28,938,908
Thor Industries, Inc.	10,700	1,139,871

		41,657,159

Distributors (0.1%)
Core-Mark Holding Co., Inc.	3,700	92,334
Genuine Parts Co.	25,600	2,226,176
LKQ Corp.*	59,300	1,553,660
Pool Corp.	7,700	2,093,399

		5,965,569

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	1,100	34,265
Bright Horizons Family Solutions, Inc.*	12,000	1,406,400
Chegg, Inc.*	20,100	1,351,926
frontdoor, Inc.*	15,900	704,847
Graham Holdings Co., Class B	900	308,403
Grand Canyon Education, Inc.*	9,300	841,929
H&R Block, Inc.	39,750	567,630
Houghton Mifflin Harcourt Co.*	7,700	13,937
Laureate Education, Inc., Class A*	16,300	162,430
Service Corp. International	42,000	1,633,380
ServiceMaster Global Holdings, Inc.*	31,800	1,134,942
Strategic Education, Inc.	4,200	645,330
Vivint Smart Home, Inc.*	10,400	180,232

		8,985,651

Hotels, Restaurants & Leisure (1.7%)
Aramark	46,200	1,042,734
Bloomin’ Brands, Inc.	7,200	76,752
Boyd Gaming Corp.	15,000	313,500
Caesars Entertainment Corp.*	122,500	1,485,925
Carnival Corp. (x)	76,860	1,262,041
Cheesecake Factory, Inc. (The) (x)	2,400	55,008
Chipotle Mexican Grill, Inc.*	5,100	5,367,036
Choice Hotels International, Inc.	7,400	583,860
Churchill Downs, Inc.	6,600	878,790
Cracker Barrel Old Country Store, Inc.	5,800	643,278
Darden Restaurants, Inc.	26,850	2,034,424
Domino’s Pizza, Inc.	7,600	2,807,744
Dunkin’ Brands Group, Inc.	21,300	1,389,399
Eldorado Resorts, Inc. (x)*	13,500	540,810
Extended Stay America, Inc.	36,500	408,435
Hilton Grand Vacations, Inc.*	11,340	221,697
Hilton Worldwide Holdings, Inc.	52,633	3,865,894
Hyatt Hotels Corp., Class A	8,800	442,552
International Game Technology plc (x)	3,700	32,930
Las Vegas Sands Corp.	66,500	3,028,410
Marriott International, Inc., Class A	52,705	4,518,400
Marriott Vacations Worldwide Corp.	8,171	671,738
McDonald’s Corp.	135,921	25,073,347
MGM Resorts International	96,400	1,619,520
Norwegian Cruise Line Holdings Ltd. (x)*	42,200	693,346
Papa John’s International, Inc.	5,200	412,932
Penn National Gaming, Inc. (x)*	18,200	555,828
Planet Fitness, Inc., Class A*	18,400	1,114,488
Red Rock Resorts, Inc., Class A	7,700	84,007
Royal Caribbean Cruises Ltd.	33,350	1,677,505
SeaWorld Entertainment, Inc.*	2,700	39,987
Shake Shack, Inc., Class A (x)*	5,700	301,986
Six Flags Entertainment Corp.	16,884	324,342
Starbucks Corp.	213,400	15,704,106
Texas Roadhouse, Inc.	18,200	956,774
Vail Resorts, Inc.	8,300	1,511,845
Wendy’s Co. (The)	47,800	1,041,084
Wingstop, Inc.	5,500	764,335
Wyndham Destinations, Inc.	16,470	464,125
Wyndham Hotels & Resorts, Inc.	21,270	906,527
Wynn Resorts Ltd.	21,200	1,579,188
Yum China Holdings, Inc.	67,740	3,256,262
Yum! Brands, Inc.	55,840	4,853,054

		94,605,945

Household Durables (0.4%)
DR Horton, Inc.	65,800	3,648,610
Garmin Ltd.	26,100	2,544,750
Helen of Troy Ltd.*	6,000	1,131,360
KB Home	16,700	512,356
Leggett & Platt, Inc.	33,200	1,166,980
Lennar Corp., Class A	51,689	3,185,076
M.D.C. Holdings, Inc.	700	24,990
Meritage Homes Corp.*	7,000	532,840
Mohawk Industries, Inc.*	11,400	1,160,064
Newell Brands, Inc.	88,190	1,400,457
NVR, Inc.*	600	1,955,250
PulteGroup, Inc.	48,900	1,664,067
Taylor Morrison Home Corp., Class A*	24,400	470,676
Tempur Sealy International, Inc.*	10,100	726,695
Toll Brothers, Inc.	32,900	1,072,211
TopBuild Corp.*	7,011	797,641
Whirlpool Corp.	14,420	1,867,823

		23,861,846

Internet & Direct Marketing Retail (4.3%)
Amazon.com, Inc.*	77,410	213,560,256
Booking Holdings, Inc.*	7,480	11,910,703
eBay, Inc.	121,770	6,386,837
Etsy, Inc.*	24,700	2,623,881
Expedia Group, Inc.	27,887	2,292,311
Grubhub, Inc.*	18,300	1,286,490
Qurate Retail, Inc., Class A*	71,520	679,440
Stamps.com, Inc.*	3,100	569,439
Stitch Fix, Inc., Class A (x)*	14,900	371,606
Wayfair, Inc., Class A (x)*	11,600	2,292,276

		241,973,239

Leisure Products (0.1%)
Acushnet Holdings Corp.	4,300	149,597
Brunswick Corp.	14,900	953,749
Hasbro, Inc.	22,600	1,693,870
Mattel, Inc. (x)*	79,800	771,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Peloton Interactive, Inc., Class A*	17,800	$1,028,306
Polaris, Inc.	12,300	1,138,365
YETI Holdings, Inc.*	12,900	551,217

		6,286,770

Multiline Retail (0.5%)
Dillard’s, Inc., Class A (x)	2,200	56,738
Dollar General Corp.	47,600	9,068,276
Dollar Tree, Inc.*	45,623	4,228,339
Kohl’s Corp.	36,010	747,928
Macy’s, Inc. (x)	74,400	511,872
Nordstrom, Inc. (x)	24,390	377,801
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	986,265
Target Corp.	91,660	10,992,784

		26,970,003

Specialty Retail (2.3%)
Aaron’s, Inc.	14,600	662,840
Advance Auto Parts, Inc.	14,550	2,072,647
AutoNation, Inc.*	10,800	405,864
AutoZone, Inc.*	4,390	4,952,447
Best Buy Co., Inc.	41,110	3,587,670
Burlington Stores, Inc.*	12,300	2,422,239
Camping World Holdings, Inc., Class A (x)	17,500	475,300
CarMax, Inc.*	31,750	2,843,212
Carvana Co. (x)*	9,100	1,093,820
Dick’s Sporting Goods, Inc.	13,200	544,632
Five Below, Inc.*	10,700	1,143,937
Floor & Decor Holdings, Inc., Class A*	13,000	749,450
Foot Locker, Inc.	24,200	705,672
Gap, Inc. (The)	51,790	653,590
Home Depot, Inc. (The)	196,060	49,114,991
L Brands, Inc.	58,690	878,589
Lithia Motors, Inc., Class A (x)	4,300	650,719
Lowe’s Cos., Inc.	137,940	18,638,453
Michaels Cos., Inc. (The) (x)*	16,200	114,534
Monro, Inc.	5,300	291,182
Murphy USA, Inc.*	3,855	434,034
National Vision Holdings, Inc.*	14,700	448,644
O’Reilly Automotive, Inc.*	13,850	5,840,130
Penske Automotive Group, Inc.	4,600	178,066
RH*	3,500	871,150
Ross Stores, Inc.	66,920	5,704,261
Sally Beauty Holdings, Inc.*	8,800	110,264
Tiffany & Co.	25,500	3,109,470
TJX Cos., Inc. (The)	218,700	11,057,472
Tractor Supply Co.	22,300	2,938,917
Ulta Beauty, Inc.*	11,800	2,400,356
Urban Outfitters, Inc.*	14,600	222,212
Williams-Sonoma, Inc.	18,000	1,476,180

		126,792,944

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	31,300	489,219
Carter’s, Inc.	10,480	845,736
Columbia Sportswear Co.	5,200	419,016
Crocs, Inc.*	13,000	478,660
Deckers Outdoor Corp.*	7,200	1,414,008
Hanesbrands, Inc.	80,200	905,458
Kontoor Brands, Inc. (x)	4,242	75,550
Lululemon Athletica, Inc.*	20,700	6,458,607
NIKE, Inc., Class B	221,120	21,680,816
PVH Corp.	17,081	820,742
Ralph Lauren Corp.	11,370	824,552
Skechers USA, Inc., Class A*	30,600	960,228
Steven Madden Ltd.	13,803	340,796
Tapestry, Inc.	65,220	866,122
Under Armour, Inc., Class A*	44,900	437,326
Under Armour, Inc., Class C*	45,218	399,727
VF Corp.	60,000	3,656,400
Wolverine World Wide, Inc.	11,700	278,577

		41,351,540

Total Consumer Discretionary		628,952,313

Consumer Staples (6.2%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	1,600	858,640
Brown-Forman Corp., Class A	13,400	771,438
Brown-Forman Corp., Class B	33,475	2,131,019
Coca-Cola Co. (The)	708,540	31,657,567
Constellation Brands, Inc., Class A	29,100	5,091,045
Keurig Dr Pepper, Inc.	62,210	1,766,764
Molson Coors Beverage Co., Class B	40,350	1,386,426
Monster Beverage Corp.*	73,400	5,088,088
National Beverage Corp. (x)*	2,500	152,550
PepsiCo, Inc.	253,390	33,513,361

		82,416,898

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club Holdings, Inc.*	20,700	771,489
Casey’s General Stores, Inc.	7,100	1,061,592
Costco Wholesale Corp.	80,550	24,423,565
Grocery Outlet Holding Corp.*	12,600	514,080
Kroger Co. (The)	147,620	4,996,937
Performance Food Group Co.*	18,500	539,090
Sprouts Farmers Market, Inc.*	21,900	560,421
Sysco Corp.	93,250	5,097,045
US Foods Holding Corp.*	43,800	863,736
Walgreens Boots Alliance, Inc.	141,080	5,980,381
Walmart, Inc.	254,420	30,474,428

		75,282,764

Food Products (1.1%)
Archer-Daniels-Midland Co.	104,060	4,151,994
Beyond Meat, Inc.*	9,000	1,205,820
Bunge Ltd.	28,780	1,183,721
Campbell Soup Co.	31,300	1,553,419
Conagra Brands, Inc.	95,092	3,344,386
Darling Ingredients, Inc.*	28,800	709,056
Flowers Foods, Inc.	47,400	1,059,864
Freshpet, Inc.*	6,400	535,424
General Mills, Inc.	117,900	7,268,535
Hain Celestial Group, Inc. (The)*	15,500	488,405
Hershey Co. (The)	27,550	3,571,031
Hormel Foods Corp.	54,400	2,625,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ingredion, Inc.	12,200	$1,012,600
J & J Snack Foods Corp.	1,100	139,843
J M Smucker Co. (The)	21,927	2,320,096
Kellogg Co.	46,000	3,038,760
Kraft Heinz Co. (The)	122,236	3,898,106
Lamb Weston Holdings, Inc.	28,150	1,799,629
Lancaster Colony Corp.	3,200	495,968
McCormick & Co., Inc. (Non-Voting)	22,950	4,117,460
Mondelez International, Inc., Class A	262,710	13,432,362
Pilgrim’s Pride Corp.*	18,800	317,532
Post Holdings, Inc.*	14,800	1,296,776
Sanderson Farms, Inc.	3,700	428,793
Seaboard Corp.	100	293,382
TreeHouse Foods, Inc.*	10,400	455,520
Tyson Foods, Inc., Class A	56,100	3,349,731

		64,094,101

Household Products (1.5%)
Church & Dwight Co., Inc.	44,800	3,463,040
Clorox Co. (The)	23,750	5,210,037
Colgate-Palmolive Co.	157,220	11,517,937
Energizer Holdings, Inc.	16,450	781,211
Kimberly-Clark Corp.	62,000	8,763,700
Procter & Gamble Co. (The)	444,845	53,190,117
Reynolds Consumer Products, Inc.	9,543	331,524
Spectrum Brands Holdings, Inc.	3,768	172,951
WD-40 Co.	2,700	535,410

		83,965,927

Personal Products (0.2%)
Coty, Inc., Class A	101,000	451,470
Estee Lauder Cos., Inc. (The), Class A	41,100	7,754,748
Herbalife Nutrition Ltd.*	23,700	1,066,026

		9,272,244

Tobacco (0.6%)
Altria Group, Inc.	339,490	13,324,983
Philip Morris International, Inc.	287,230	20,123,334

		33,448,317

Total Consumer Staples		348,480,251

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	121,884	1,875,795
Cactus, Inc., Class A	10,400	214,552
ChampionX Corp.*	4,795	46,799
Dril-Quip, Inc.*	5,800	172,782
Exterran Corp.*	7,850	42,312
Frank’s International NV*	30,100	67,123
Halliburton Co.	164,730	2,138,195
Nabors Industries Ltd. (x)	1,210	44,794
National Oilwell Varco, Inc.	85,380	1,045,905
NexTier Oilfield Solutions, Inc.*	21,924	53,714
Oceaneering International, Inc.*	20,400	130,356
Oil States International, Inc.*	14,600	69,350
Patterson-UTI Energy, Inc.	3,000	10,410
ProPetro Holding Corp.*	12,700	65,278
RPC, Inc.*	16,700	51,436
Schlumberger Ltd.	267,655	4,922,175
Transocean Ltd. (x)*	90,838	166,234
US Silica Holdings, Inc. (x)	14,900	53,789

		11,170,999

Oil, Gas & Consumable Fuels (2.4%)
Antero Resources Corp. (x)*	51,000	129,540
Apache Corp.	81,080	1,094,580
Cabot Oil & Gas Corp.	88,500	1,520,430
California Resources Corp. (x)*	9,724	11,863
Cheniere Energy, Inc.*	46,900	2,266,208
Chevron Corp.	341,300	30,454,199
Cimarex Energy Co.	20,260	556,947
CNX Resources Corp.*	24,800	214,520
Concho Resources, Inc.	41,532	2,138,898
ConocoPhillips	206,276	8,667,717
CVR Energy, Inc.	7,000	140,770
Delek US Holdings, Inc.	6,624	115,324
Devon Energy Corp.	72,330	820,222
Diamondback Energy, Inc.	34,841	1,457,051
EOG Resources, Inc.	110,300	5,587,798
EQT Corp.	47,500	565,250
Equitrans Midstream Corp. (x)	74,301	617,441
Exxon Mobil Corp.#	772,665	34,553,579
Green Plains, Inc. (x)*	600	6,129
Gulfport Energy Corp. (x)*	29,500	32,155
Hess Corp.	51,520	2,669,251
HollyFrontier Corp.	37,332	1,090,094
Kinder Morgan, Inc.	376,971	5,718,650
Kosmos Energy Ltd.	6,800	11,288
Magnolia Oil & Gas Corp., Class A*	28,400	172,104
Marathon Oil Corp.	176,590	1,080,731
Marathon Petroleum Corp.	126,533	4,729,804
Matador Resources Co. (x)*	18,100	153,850
Noble Energy, Inc.	110,554	990,564
Occidental Petroleum Corp.	147,988	2,708,180
ONEOK, Inc.	76,913	2,555,050
Ovintiv, Inc.	47,400	452,670
Parsley Energy, Inc., Class A	60,482	645,948
PBF Energy, Inc., Class A	22,900	234,496
PDC Energy, Inc.*	21,079	262,223
Peabody Energy Corp.	14,200	40,896
Phillips 66	81,988	5,894,937
Pioneer Natural Resources Co.	31,150	3,043,355
SFL Corp. Ltd.	19,100	177,439
SM Energy Co.	15,700	58,875
Targa Resources Corp.	46,300	929,241
Tellurian, Inc. (x)*	20,700	23,805
Valero Energy Corp.	81,330	4,783,831
Whiting Petroleum Corp. (x)*	18,950	21,413
Williams Cos., Inc. (The)	235,679	4,482,615
World Fuel Services Corp.	9,800	252,448
WPX Energy, Inc.*	86,833	553,995

		134,688,374

Total Energy		145,859,373

Financials (10.4%)
Banks (3.6%)
Ameris Bancorp	9,600	226,464
Associated Banc-Corp.	35,306	482,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Atlantic Union Bankshares Corp.	13,400	$310,344
BancorpSouth Bank	17,650	401,361
Bank of America Corp.	1,412,092	33,537,185
Bank of Hawaii Corp.	9,800	601,818
Bank of NT Butterfield & Son Ltd. (The)	4,500	109,755
Bank OZK	25,100	589,097
BankUnited, Inc.	15,200	307,800
Banner Corp.	2,800	106,400
Berkshire Hills Bancorp, Inc.	5,200	57,304
BOK Financial Corp.	4,050	228,582
Boston Private Financial Holdings, Inc.	7,700	52,976
Brookline Bancorp, Inc.	18,000	181,440
Cathay General Bancorp	14,930	392,659
Citigroup, Inc.	380,084	19,422,292
Citizens Financial Group, Inc.	86,300	2,178,212
City Holding Co.	2,530	164,880
Columbia Banking System, Inc.	14,000	396,830
Comerica, Inc.	32,000	1,219,200
Commerce Bancshares, Inc.	21,549	1,281,519
Community Bank System, Inc.	8,900	507,478
Cullen/Frost Bankers, Inc.	12,200	911,462
CVB Financial Corp.	25,800	483,492
Dime Community Bancshares, Inc.	16,800	230,664
East West Bancorp, Inc.	31,600	1,145,184
Fifth Third Bancorp	143,045	2,757,908
First Bancorp	15,000	83,850
First Busey Corp.	5,933	110,650
First Citizens BancShares, Inc., Class A	2,200	891,044
First Commonwealth Financial Corp.	11,300	93,564
First Financial Bancorp	10,000	138,900
First Financial Bankshares, Inc. (x)	37,600	1,086,264
First Financial Corp.	8,000	294,720
First Hawaiian, Inc.	21,800	375,832
First Horizon National Corp.	72,610	723,196
First Interstate BancSystem, Inc., Class A	4,700	145,512
First Merchants Corp.	8,300	228,831
First Midwest Bancorp, Inc.	5,500	73,425
First Republic Bank	34,500	3,656,655
FNB Corp.	46,456	348,420
Fulton Financial Corp.	35,900	378,027
Glacier Bancorp, Inc.	20,100	709,329
Great Western Bancorp, Inc.	5,100	70,176
Hancock Whitney Corp.	12,024	254,909
Heartland Financial USA, Inc.	2,100	70,224
Hilltop Holdings, Inc.	2,300	42,435
Home BancShares, Inc.	34,000	522,920
Hope Bancorp, Inc.	15,183	139,987
Huntington Bancshares, Inc.	220,191	1,989,426
IBERIABANK Corp.	11,200	510,048
Independent Bank Corp./MA	5,400	362,286
Independent Bank Group, Inc.	1,700	68,884
International Bancshares Corp.	7,500	240,150
Investors Bancorp, Inc.	35,165	298,902
JPMorgan Chase & Co.	552,925	52,008,126
KeyCorp	201,402	2,453,076
M&T Bank Corp.	25,257	2,625,970
NBT Bancorp, Inc.	7,400	227,624
OceanFirst Financial Corp.	5,300	93,439
Old National Bancorp	23,600	324,736
Pacific Premier Bancorp, Inc.	100	2,168
PacWest Bancorp	11,396	224,615
Park National Corp.	900	63,342
People’s United Financial, Inc.	74,200	858,494
Pinnacle Financial Partners, Inc.	16,056	674,191
PNC Financial Services Group, Inc. (The)	80,418	8,460,778
Popular, Inc.	24,050	893,939
Prosperity Bancshares, Inc.	19,912	1,182,375
Regions Financial Corp.	207,100	2,302,952
Renasant Corp.	3,200	79,680
S&T Bancorp, Inc.	7,200	168,840
Sandy Spring Bancorp, Inc.	2,400	59,472
Seacoast Banking Corp. of Florida*	4,000	81,600
ServisFirst Bancshares, Inc.	4,100	146,616
Signature Bank	12,100	1,293,732
Simmons First National Corp., Class A	13,600	232,696
South State Corp.	12,771	608,666
Sterling Bancorp	23,537	275,854
SVB Financial Group*	11,200	2,413,936
Synovus Financial Corp.	35,013	718,817
TCF Financial Corp.	32,514	956,562
Texas Capital Bancshares, Inc.*	8,300	256,221
Tompkins Financial Corp.	3,839	248,652
Towne Bank	8,779	165,396
Truist Financial Corp.	253,364	9,513,818
Trustmark Corp.	6,250	153,250
UMB Financial Corp.	6,600	340,230
Umpqua Holdings Corp.	44,690	475,502
United Bankshares, Inc.	20,400	564,264
United Community Banks, Inc.	500	10,060
US Bancorp	247,990	9,130,992
Valley National Bancorp	75,029	586,727
Webster Financial Corp.	18,400	526,424
Wells Fargo & Co.	696,919	17,841,126
WesBanco, Inc.	7,000	142,170
Westamerica Bancorp	5,000	287,100
Western Alliance Bancorp	20,800	787,696
Wintrust Financial Corp.	11,500	501,630
Zions Bancorp NA	40,900	1,390,600

		204,548,012

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	13,740	1,024,454
Ameriprise Financial, Inc.	22,460	3,369,898
Ares Management Corp.	17,900	710,630
Associated Capital Group, Inc., Class A	6,800	249,492
Bank of New York Mellon Corp. (The)	155,050	5,992,682
BGC Partners, Inc., Class A	31,800	87,132
BlackRock, Inc.	27,663	15,051,162
Brightsphere Investment Group, Inc.	9,800	122,108
Carlyle Group, Inc. (The)	21,200	591,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cboe Global Markets, Inc.	22,800	$2,126,784
Charles Schwab Corp. (The)	214,834	7,248,499
CME Group, Inc.	66,265	10,770,713
Cohen & Steers, Inc.	4,400	299,420
E*TRADE Financial Corp.	49,010	2,437,267
Eaton Vance Corp.	24,640	951,104
Evercore, Inc., Class A	4,000	235,680
FactSet Research Systems, Inc.	7,800	2,562,066
Federated Hermes, Inc., Class B	16,800	398,160
Focus Financial Partners, Inc., Class A*	2,700	89,235
Franklin Resources, Inc.	54,890	1,151,043
GAMCO Investors, Inc., Class A	6,300	83,853
Goldman Sachs Group, Inc. (The)	60,100	11,876,962
Hamilton Lane, Inc., Class A	4,700	316,639
Houlihan Lokey, Inc.	6,600	367,224
Interactive Brokers Group, Inc., Class A	14,040	586,451
Intercontinental Exchange, Inc.	98,490	9,021,684
Invesco Ltd.	96,600	1,039,416
KKR & Co., Inc., Class A	97,100	2,998,448
Lazard Ltd., Class A	25,200	721,476
Legg Mason, Inc.	19,050	947,738
LPL Financial Holdings, Inc.	16,700	1,309,280
MarketAxess Holdings, Inc.	7,160	3,586,587
Moody’s Corp.	31,250	8,585,313
Morgan Stanley	201,273	9,721,486
Morningstar, Inc.	3,200	451,104
MSCI, Inc.	16,034	5,352,470
Nasdaq, Inc.	24,000	2,867,280
Northern Trust Corp.	38,850	3,082,359
Piper Sandler Cos.	2,500	147,900
PJT Partners, Inc., Class A	1,900	97,546
Raymond James Financial, Inc.	24,000	1,651,920
S&P Global, Inc.	43,930	14,474,056
Sculptor Capital Management, Inc.	200	2,586
SEI Investments Co.	25,150	1,382,747
State Street Corp.	71,150	4,521,583
Stifel Financial Corp.	15,339	727,529
T. Rowe Price Group, Inc.	43,080	5,320,380
TD Ameritrade Holding Corp.	52,636	1,914,898
Tradeweb Markets, Inc., Class A	15,000	872,100
Virtu Financial, Inc., Class A	19,200	453,120
Virtus Investment Partners, Inc.	700	81,403
Waddell & Reed Financial, Inc., Class A	9,720	150,757
WisdomTree Investments, Inc.	18,800	65,236

		150,248,540

Consumer Finance (0.5%)
Ally Financial, Inc.	80,500	1,596,315
American Express Co.	123,856	11,791,091
Capital One Financial Corp.	87,770	5,493,524
Credit Acceptance Corp. (x)*	1,900	796,119
Discover Financial Services	59,070	2,958,816
Encore Capital Group, Inc. (x)*	2,300	78,614
FirstCash, Inc.	10,972	740,391
Green Dot Corp., Class A*	3,600	176,688
LendingClub Corp.*	8,780	39,949
Navient Corp.	40,984	288,117
Nelnet, Inc., Class A	3,800	181,412
OneMain Holdings, Inc.	12,500	306,750
Santander Consumer USA Holdings, Inc. (x)	13,000	239,330
SLM Corp.	117,584	826,616
Synchrony Financial	113,100	2,506,296

		28,020,028

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	355,885	63,529,031
Cannae Holdings, Inc.*	13,760	565,536
Jefferies Financial Group, Inc.	49,888	775,759
Voya Financial, Inc.	22,900	1,068,285

		65,938,611

Insurance (2.2%)
Aflac, Inc.	137,300	4,946,919
Alleghany Corp.	3,054	1,493,834
Allstate Corp. (The)	60,940	5,910,571
Ambac Financial Group, Inc.*	3,600	51,552
American Equity Investment Life Holding Co.	12,700	313,817
American Financial Group, Inc.	16,830	1,068,032
American International Group, Inc.	169,236	5,276,778
American National Insurance Co.	2,000	144,140
AMERISAFE, Inc.	1,500	91,740
Aon plc, Class A	41,878	8,065,703
Arch Capital Group Ltd.*	76,000	2,177,400
Argo Group International Holdings Ltd.	2,875	100,136
Arthur J Gallagher & Co.	34,600	3,373,154
Assurant, Inc.	12,900	1,332,441
Assured Guaranty Ltd.	21,700	529,697
Athene Holding Ltd., Class A*	32,754	1,021,597
Axis Capital Holdings Ltd.	17,270	700,471
Brighthouse Financial, Inc.*	24,732	688,044
Brown & Brown, Inc.	51,200	2,086,912
Chubb Ltd.	85,244	10,793,595
Cincinnati Financial Corp.	29,720	1,902,972
CNA Financial Corp.	6,900	221,835
CNO Financial Group, Inc.	29,600	460,872
eHealth, Inc.*	4,200	412,608
Employers Holdings, Inc.	2,600	78,390
Enstar Group Ltd.*	1,000	152,770
Erie Indemnity Co., Class A	5,900	1,132,210
Everest Re Group Ltd.	7,900	1,628,980
FBL Financial Group, Inc., Class A	1,900	68,191
Fidelity National Financial, Inc.	52,889	1,621,577
First American Financial Corp.	26,400	1,267,728
Genworth Financial, Inc., Class A*	84,200	194,502
Globe Life, Inc.	21,405	1,588,893
Hanover Insurance Group, Inc. (The)	10,690	1,083,218
Hartford Financial Services Group, Inc. (The)	73,710	2,841,520
Horace Mann Educators Corp.	1,300	47,749
James River Group Holdings Ltd.	1,700	76,500
Kemper Corp.	13,682	992,219
Kinsale Capital Group, Inc.	3,800	589,798
Lincoln National Corp.	39,350	1,447,686
Loews Corp.	55,792	1,913,108

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Markel Corp.*	2,560	$2,363,315
Marsh & McLennan Cos., Inc.	92,350	9,915,620
MBIA, Inc.*	7,600	55,100
MetLife, Inc.	147,060	5,370,631
National General Holdings Corp.	10,800	233,388
Old Republic International Corp.	71,894	1,172,591
Primerica, Inc.	9,800	1,142,680
Principal Financial Group, Inc.	54,300	2,255,622
ProAssurance Corp.	5,300	76,691
Progressive Corp. (The)	109,000	8,731,990
Prudential Financial, Inc.	79,231	4,825,168
Reinsurance Group of America, Inc.	12,610	989,128
RenaissanceRe Holdings Ltd.	9,760	1,669,253
RLI Corp.	8,880	729,048
Selective Insurance Group, Inc.	13,700	722,538
Third Point Reinsurance Ltd.*	12,900	96,879
Travelers Cos., Inc. (The)	47,070	5,368,334
Trupanion, Inc. (x)*	2,300	98,187
Unum Group	50,300	834,477
W R Berkley Corp.	30,300	1,735,887
White Mountains Insurance Group Ltd.	600	532,782
Willis Towers Watson plc	25,500	5,022,225

		123,831,393

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	1,340,310
Annaly Capital Management, Inc. (REIT)	277,153	1,818,124
Apollo Commercial Real Estate Finance, Inc. (REIT)	29,500	289,395
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	21,000	505,890
Chimera Investment Corp. (REIT) (x)	44,040	423,224
Invesco Mortgage Capital, Inc. (REIT) (x)	33,152	123,989
MFA Financial, Inc. (REIT) (x)	120,050	298,924
New Residential Investment Corp. (REIT)	66,550	494,467
Starwood Property Trust, Inc. (REIT)	57,200	855,712
Two Harbors Investment Corp. (REIT) (x)	59,620	300,485

		6,450,520

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	4,800	105,984
Capitol Federal Financial, Inc.	13,886	152,885
Columbia Financial, Inc.*	6,300	87,916
Essent Group Ltd.	17,600	638,352
Flagstar Bancorp, Inc.	2,100	61,803
HomeStreet, Inc.	2,000	49,220
Kearny Financial Corp.	21,432	175,314
MGIC Investment Corp.	75,800	620,802
Mr Cooper Group, Inc.*	10,400	129,376
New York Community Bancorp, Inc.	108,550	1,107,210
NMI Holdings, Inc., Class A*	4,000	64,320
PennyMac Financial Services, Inc.	2,400	100,296
Provident Financial Services, Inc.	4,000	57,800
Radian Group, Inc.	50,400	781,704
TFS Financial Corp.	15,800	226,098
Walker & Dunlop, Inc.	1,100	55,891
Washington Federal, Inc.	13,800	370,392
WSFS Financial Corp.	1,890	54,243

		4,839,606

Total Financials		583,876,710

Health Care (14.7%)
Biotechnology (3.1%)
AbbVie, Inc.	321,630	31,577,633
ACADIA Pharmaceuticals, Inc.*	22,300	1,080,881
Acceleron Pharma, Inc.*	6,700	638,309
Adverum Biotechnologies, Inc.*	11,200	233,856
Agios Pharmaceuticals, Inc.*	8,400	449,232
Aimmune Therapeutics, Inc. (x)*	12,800	213,888
Akcea Therapeutics, Inc. (x)*	13,200	180,840
Akebia Therapeutics, Inc.*	26,291	357,032
Alector, Inc.*	13,500	329,940
Alexion Pharmaceuticals, Inc.*	39,753	4,461,877
Alkermes plc*	37,600	729,628
Allakos, Inc. (x)*	7,700	553,322
Allogene Therapeutics, Inc. (x)*	10,400	445,328
Alnylam Pharmaceuticals, Inc.*	20,100	2,977,011
Amgen, Inc.	107,439	25,340,563
Amicus Therapeutics, Inc.*	47,200	711,776
AnaptysBio, Inc.*	6,600	147,444
Apellis Pharmaceuticals, Inc.*	8,700	284,142
Arcus Biosciences, Inc.*	10,600	262,244
Arena Pharmaceuticals, Inc.*	7,000	440,650
Arrowhead Pharmaceuticals, Inc.*	18,200	786,058
Atara Biotherapeutics, Inc.*	5,800	84,506
Athenex, Inc. (x)*	6,400	88,064
Beam Therapeutics, Inc. (x)*	3,700	103,600
Biogen, Inc.*	29,660	7,935,533
Biohaven Pharmaceutical Holding Co. Ltd.*	7,800	570,258
BioMarin Pharmaceutical, Inc.*	33,800	4,168,892
Black Diamond Therapeutics, Inc.*	1,600	67,456
Bluebird Bio, Inc.*	9,900	604,296
Blueprint Medicines Corp.*	9,100	709,800
Bridgebio Pharma, Inc. (x)*	9,500	309,795
CareDx, Inc.*	14,000	496,020
ChemoCentryx, Inc.*	5,000	287,700
Clovis Oncology, Inc. (x)*	9,800	66,150
Constellation Pharmaceuticals, Inc.*	9,000	270,450
Cortexyme, Inc. (x)*	3,000	138,900
Cyclerion Therapeutics, Inc.*	2,220	13,120
Cytokinetics, Inc.*	6,700	157,919
Deciphera Pharmaceuticals, Inc.*	10,400	621,088
Denali Therapeutics, Inc.*	14,300	345,774
Dicerna Pharmaceuticals, Inc.*	11,700	297,180
Eagle Pharmaceuticals, Inc.*	1,800	86,364
Editas Medicine, Inc. (x)*	11,500	340,170
Eidos Therapeutics, Inc.*	2,800	133,476
Emergent BioSolutions, Inc.*	8,400	664,272
Enanta Pharmaceuticals, Inc.*	4,500	225,945
Epizyme, Inc.*	23,000	369,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Esperion Therapeutics, Inc. (x)*	5,300	$271,943
Exact Sciences Corp.*	26,700	2,321,298
Exelixis, Inc.*	63,800	1,514,612
Fate Therapeutics, Inc.*	7,800	267,618
FibroGen, Inc.*	14,700	595,791
Five Prime Therapeutics, Inc.*	5,900	35,990
G1 Therapeutics, Inc.*	4,600	111,596
Gilead Sciences, Inc.	229,191	17,633,956
Global Blood Therapeutics, Inc. (x)*	9,000	568,170
Gossamer Bio, Inc.*	1,800	23,400
Halozyme Therapeutics, Inc.*	17,900	479,899
Heron Therapeutics, Inc.*	14,700	216,237
IGM Biosciences, Inc. (x)*	2,300	167,900
ImmunoGen, Inc.*	32,100	147,660
Immunomedics, Inc.*	33,600	1,190,784
Immunovant, Inc. (x)*	5,800	141,230
Incyte Corp.*	33,400	3,472,598
Inovio Pharmaceuticals, Inc. (x)*	26,100	703,395
Insmed, Inc.*	16,100	443,394
Intellia Therapeutics, Inc. (x)*	5,900	124,018
Intercept Pharmaceuticals, Inc.*	3,200	153,312
Invitae Corp.*	20,900	633,061
Ionis Pharmaceuticals, Inc.*	24,800	1,462,208
Iovance Biotherapeutics, Inc.*	21,800	598,410
Ironwood Pharmaceuticals, Inc.*	50,900	525,288
Karuna Therapeutics, Inc.*	3,200	356,672
Karyopharm Therapeutics, Inc. (x)*	32,000	606,080
Kiniksa Pharmaceuticals Ltd., Class A*	2,400	61,152
Kodiak Sciences, Inc.*	4,600	248,952
Lexicon Pharmaceuticals, Inc. (x)*	15,300	30,523
Ligand Pharmaceuticals, Inc. (x)*	3,500	391,475
MacroGenics, Inc.*	15,200	424,384
Madrigal Pharmaceuticals, Inc.*	3,500	396,375
Mersana Therapeutics, Inc.*	20,500	479,700
Mirati Therapeutics, Inc.*	6,700	764,939
Moderna, Inc. (x)*	49,000	3,146,290
Momenta Pharmaceuticals, Inc.*	20,900	695,343
Myriad Genetics, Inc.*	11,500	130,410
Natera, Inc.*	12,600	628,236
Neurocrine Biosciences, Inc.*	18,900	2,305,800
Novavax, Inc. (x)*	10,400	866,840
OPKO Health, Inc. (x)*	131,725	449,182
Passage Bio, Inc.*	2,400	65,592
PDL BioPharma, Inc.*	58,500	170,235
Portola Pharmaceuticals, Inc.*	31,900	573,881
Principia Biopharma, Inc.*	7,400	442,446
Prothena Corp. plc*	3,600	37,656
PTC Therapeutics, Inc.*	10,900	553,066
Puma Biotechnology, Inc.*	7,600	79,268
Radius Health, Inc.*	9,800	133,574
Regeneron Pharmaceuticals, Inc.*	17,300	10,789,145
REGENXBIO, Inc.*	7,100	261,493
Retrophin, Inc.*	4,300	87,763
REVOLUTION Medicines, Inc. (x)*	1,900	59,983
Rubius Therapeutics, Inc. (x)*	2,900	17,342
Sage Therapeutics, Inc.*	8,600	357,588
Sangamo Therapeutics, Inc.*	18,800	168,448
Sarepta Therapeutics, Inc.*	12,700	2,036,318
Seattle Genetics, Inc.*	23,100	3,925,152
Seres Therapeutics, Inc.*	600	2,856
Solid Biosciences, Inc. (x)*	7,000	20,510
Spectrum Pharmaceuticals, Inc.*	27,100	91,598
SpringWorks Therapeutics, Inc.*	2,100	88,200
TG Therapeutics, Inc.*	20,700	403,236
Translate Bio, Inc.*	16,400	293,888
Turning Point Therapeutics, Inc.*	6,100	393,999
Twist Bioscience Corp.*	6,900	312,570
Ultragenyx Pharmaceutical, Inc.*	8,700	680,514
United Therapeutics Corp.*	10,000	1,210,000
Veracyte, Inc.*	7,600	196,840
Vertex Pharmaceuticals, Inc.*	48,000	13,934,880
Viela Bio, Inc.*	8,100	350,892
Vir Biotechnology, Inc. (x)*	10,700	438,379
Xencor, Inc.*	7,100	229,969
Y-mAbs Therapeutics, Inc.*	2,500	108,000
Zentalis Pharmaceuticals, Inc. (x)*	2,700	129,654
ZIOPHARM Oncology, Inc. (x)*	25,968	85,175

		175,873,993

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	318,312	29,103,266
ABIOMED, Inc.*	8,500	2,053,260
Accelerate Diagnostics, Inc. (x)*	7,400	112,184
Align Technology, Inc.*	15,100	4,144,044
AtriCure, Inc.*	5,500	247,225
Atrion Corp.	200	127,402
Avanos Medical, Inc.*	7,975	234,385
Axogen, Inc.*	3,700	34,188
Axonics Modulation Technologies, Inc. (x)*	2,100	73,731
Baxter International, Inc.	94,180	8,108,898
Becton Dickinson and Co.	50,713	12,134,100
Boston Scientific Corp.*	260,800	9,156,688
Cantel Medical Corp.	7,500	331,725
Cardiovascular Systems, Inc.*	2,500	78,875
CONMED Corp.	5,200	374,348
Cooper Cos., Inc. (The)	9,900	2,808,036
CryoLife, Inc.*	2,000	38,340
Danaher Corp.	116,660	20,628,988
Dentsply Sirona, Inc.	48,980	2,158,059
DexCom, Inc.*	17,500	7,094,500
Edwards Lifesciences Corp.*	115,800	8,002,938
Envista Holdings Corp.*	21,763	458,982
Glaukos Corp.*	6,800	261,256
Globus Medical, Inc., Class A*	14,100	672,711
Haemonetics Corp.*	12,100	1,083,676
Hill-Rom Holdings, Inc.	14,830	1,628,037
Hologic, Inc.*	52,800	3,009,600
ICU Medical, Inc.*	3,200	589,792
IDEXX Laboratories, Inc.*	15,900	5,249,544
Inogen, Inc.*	3,600	127,872
Insulet Corp.*	11,300	2,195,138
Integer Holdings Corp.*	6,500	474,825
Integra LifeSciences Holdings Corp.*	14,600	686,054
Intuitive Surgical, Inc.*	21,200	12,080,396
iRhythm Technologies, Inc.*	4,900	567,861
Lantheus Holdings, Inc.*	4,200	60,060
LivaNova plc*	10,700	514,991
Masimo Corp.*	9,200	2,097,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Medtronic plc	244,885	$22,455,954
Meridian Bioscience, Inc.*	16,100	374,969
Merit Medical Systems, Inc.*	10,800	493,020
Natus Medical, Inc.*	6,700	146,194
Neogen Corp.*	13,200	1,024,320
Nevro Corp.*	5,600	669,032
Novocure Ltd.*	14,700	871,710
NuVasive, Inc.*	12,950	720,797
OraSure Technologies, Inc.*	6,200	72,106
Orthofix Medical, Inc.*	1,100	35,200
Penumbra, Inc.*	6,300	1,126,566
Quidel Corp.*	6,600	1,476,684
ResMed, Inc.	26,700	5,126,400
Shockwave Medical, Inc.*	4,600	217,902
Silk Road Medical, Inc.*	6,800	284,852
STAAR Surgical Co.*	8,000	492,320
STERIS plc	15,700	2,409,008
Stryker Corp.	65,270	11,761,001
Tactile Systems Technology, Inc.*	1,600	66,288
Tandem Diabetes Care, Inc.*	10,300	1,018,876
Teleflex, Inc.	9,200	3,348,616
Varex Imaging Corp.*	8,924	135,199
Varian Medical Systems, Inc.*	18,410	2,255,593
West Pharmaceutical Services, Inc.	13,800	3,134,946
Wright Medical Group NV*	21,955	652,503
Zimmer Biomet Holdings, Inc.	40,500	4,834,080

		204,007,619

Health Care Providers & Services (2.6%)
1Life Healthcare, Inc.*	10,800	392,256
Acadia Healthcare Co., Inc.*	14,500	364,240
Addus HomeCare Corp.*	1,300	120,328
Amedisys, Inc.*	5,800	1,151,532
AmerisourceBergen Corp.	26,600	2,680,482
AMN Healthcare Services, Inc.*	10,100	456,924
Anthem, Inc.	47,480	12,486,290
BioTelemetry, Inc.*	8,100	366,039
Brookdale Senior Living, Inc.*	36,435	107,483
Cardinal Health, Inc.	57,200	2,985,268
Centene Corp.*	108,000	6,863,400
Chemed Corp.	3,000	1,353,210
Cigna Corp.	66,024	12,389,403
Community Health Systems, Inc.*	33,267	100,134
CorVel Corp.*	1,100	77,979
Covetrus, Inc.*	13,120	234,717
CVS Health Corp.	241,334	15,679,470
DaVita, Inc.*	18,700	1,479,918
Encompass Health Corp.	18,500	1,145,705
Ensign Group, Inc. (The)	5,800	242,730
Guardant Health, Inc.*	13,500	1,095,255
HCA Healthcare, Inc.	52,600	5,105,356
HealthEquity, Inc.*	13,100	768,577
Henry Schein, Inc.*	32,800	1,915,192
Humana, Inc.	25,000	9,693,750
Laboratory Corp. of America Holdings*	18,935	3,145,293
LHC Group, Inc.*	6,300	1,098,216
Magellan Health, Inc.*	4,800	350,304
McKesson Corp.	30,180	4,630,216
MEDNAX, Inc.*	15,240	260,604
Molina Healthcare, Inc.*	12,900	2,295,942
National HealthCare Corp.	400	25,376
National Research Corp.	800	46,568
Option Care Health, Inc.*	15,525	215,487
Patterson Cos., Inc.	14,700	323,400
Pennant Group, Inc. (The)*	4,900	110,740
Premier, Inc., Class A*	8,200	281,096
Progyny, Inc.*	8,900	229,709
Quest Diagnostics, Inc.	24,630	2,806,835
R1 RCM, Inc.*	9,700	108,155
Select Medical Holdings Corp.*	19,500	287,235
Tenet Healthcare Corp.*	19,600	354,956
UnitedHealth Group, Inc.	172,357	50,836,697
Universal Health Services, Inc., Class B	15,780	1,465,804
US Physical Therapy, Inc.	300	24,306

		148,152,577

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	33,250	225,103
Cerner Corp.	55,500	3,804,525
Change Healthcare, Inc.*	41,941	469,739
Evolent Health, Inc., Class A*	9,900	70,488
HMS Holdings Corp.*	22,500	728,775
Inovalon Holdings, Inc., Class A*	17,700	340,902
Inspire Medical Systems, Inc.*	3,300	287,166
Livongo Health, Inc. (x)*	7,900	594,001
NextGen Healthcare, Inc.*	13,700	150,426
Omnicell, Inc.*	7,900	557,898
Schrodinger, Inc. (x)*	9,800	897,386
Tabula Rasa HealthCare, Inc. (x)*	5,000	273,650
Teladoc Health, Inc.*	13,600	2,595,424
Veeva Systems, Inc., Class A*	24,800	5,813,616

		16,809,099

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	9,900	884,169
Adaptive Biotechnologies Corp.*	8,707	421,245
Agilent Technologies, Inc.	58,030	5,128,111
Avantor, Inc.*	74,994	1,274,898
Bio-Rad Laboratories, Inc., Class A*	4,000	1,805,960
Bio-Techne Corp.	7,850	2,072,949
Bruker Corp.	27,900	1,134,972
Charles River Laboratories International, Inc.*	9,050	1,577,868
Codexis, Inc. (x)*	4,000	45,600
Illumina, Inc.*	27,900	10,332,765
IQVIA Holdings, Inc.*	34,180	4,849,458
Luminex Corp.	1,600	52,048
Medpace Holdings, Inc.*	4,500	418,590
Mettler-Toledo International, Inc.*	4,600	3,705,530
NeoGenomics, Inc.*	17,900	554,542
PerkinElmer, Inc.	22,400	2,197,216
PPD, Inc.*	14,846	397,873
PRA Health Sciences, Inc.*	10,600	1,031,274
QIAGEN NV*	44,407	1,901,064
Repligen Corp.*	9,700	1,199,017
Syneos Health, Inc.*	9,500	553,375
Thermo Fisher Scientific, Inc.	72,050	26,106,597
Waters Corp.*	13,400	2,417,360

		70,062,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (3.8%)
Aerie Pharmaceuticals, Inc. (x)*	14,000	$206,640
AMAG Pharmaceuticals, Inc. (x)*	5,400	41,310
Amneal Pharmaceuticals, Inc.*	46,200	219,912
Arvinas, Inc. (x)*	4,100	137,514
Axsome Therapeutics, Inc.*	5,400	444,312
Bristol-Myers Squibb Co.	413,268	24,300,158
Catalent, Inc.*	27,600	2,023,080
Corcept Therapeutics, Inc.*	16,500	277,530
Elanco Animal Health, Inc.*	74,632	1,600,856
Eli Lilly and Co.	153,810	25,252,526
Endo International plc*	50,254	172,371
Evofem Biosciences, Inc.*	6,781	19,190
Horizon Therapeutics plc*	35,600	1,978,648
Innoviva, Inc.*	23,000	321,540
Intra-Cellular Therapies, Inc.*	17,200	441,524
Jazz Pharmaceuticals plc*	12,100	1,335,114
Johnson & Johnson	481,360	67,693,657
Mallinckrodt plc (x)*	16,400	43,952
Merck & Co., Inc.	461,190	35,663,823
Mylan NV*	105,050	1,689,204
MyoKardia, Inc.*	8,000	772,960
Nektar Therapeutics*	31,600	731,856
NGM Biopharmaceuticals, Inc. (x)*	4,600	90,804
Omeros Corp. (x)*	12,900	189,888
Pacira BioSciences, Inc.*	7,500	393,525
Perrigo Co. plc	28,300	1,564,141
Pfizer, Inc.	1,028,317	33,625,966
Phibro Animal Health Corp., Class A	4,200	110,334
Prestige Consumer Healthcare, Inc.*	8,500	319,260
Reata Pharmaceuticals, Inc., Class A*	3,400	530,468
Revance Therapeutics, Inc.*	5,300	129,426
TherapeuticsMD, Inc. (x)*	47,600	59,500
Theravance Biopharma, Inc. (x)*	13,700	287,563
Tricida, Inc.*	2,300	63,204
Zoetis, Inc.	86,800	11,895,072
Zogenix, Inc.*	14,700	397,047

		215,023,875

Total Health Care		829,929,644

Industrials (8.6%)
Aerospace & Defense (1.6%)
Aerojet Rocketdyne Holdings, Inc.*	14,000	554,960
AeroVironment, Inc.*	2,100	167,223
Axon Enterprise, Inc.*	11,900	1,167,747
Boeing Co. (The)	99,100	18,165,030
BWX Technologies, Inc.	17,800	1,008,192
Cubic Corp.	2,000	96,060
Curtiss-Wright Corp.	9,200	821,376
General Dynamics Corp.	46,270	6,915,514
HEICO Corp.	10,141	1,010,550
HEICO Corp., Class A	14,845	1,206,008
Hexcel Corp.	21,200	958,664
Howmet Aerospace, Inc.	77,716	1,231,799
Huntington Ingalls Industries, Inc.	8,600	1,500,614
L3Harris Technologies, Inc.	39,278	6,664,298
Lockheed Martin Corp.	46,260	16,881,199
Mercury Systems, Inc.*	10,200	802,332
Moog, Inc., Class A	6,600	349,668
Northrop Grumman Corp.	29,250	8,992,620
Parsons Corp.*	6,900	250,056
Raytheon Technologies Corp.	260,237	16,035,804
Spirit AeroSystems Holdings, Inc., Class A	19,000	454,860
Teledyne Technologies, Inc.*	7,000	2,176,650
Textron, Inc.	52,900	1,740,939
TransDigm Group, Inc.	9,850	4,354,193

		93,506,356

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	24,100	1,905,346
Expeditors International of Washington, Inc.	34,500	2,623,380
FedEx Corp.	46,850	6,569,307
Forward Air Corp.	2,000	99,640
Hub Group, Inc., Class A*	3,000	143,580
United Parcel Service, Inc., Class B	130,650	14,525,667
XPO Logistics, Inc.*	17,800	1,375,050

		27,241,970

Airlines (0.2%)
Alaska Air Group, Inc.	26,900	975,394
Allegiant Travel Co.	1,000	109,210
American Airlines Group, Inc. (x)	86,600	1,131,862
Delta Air Lines, Inc.	113,750	3,190,688
JetBlue Airways Corp. (x)*	69,900	761,910
SkyWest, Inc.	7,700	251,174
Southwest Airlines Co.	107,400	3,670,932
Spirit Airlines, Inc. (x)*	13,100	233,180
United Airlines Holdings, Inc.*	52,840	1,828,792

		12,153,142

Building Products (0.5%)
A O Smith Corp.	30,600	1,441,872
AAON, Inc.	4,300	233,447
Advanced Drainage Systems, Inc.	4,900	242,060
Allegion plc	17,966	1,836,485
Armstrong World Industries, Inc.	10,400	810,784
Builders FirstSource, Inc.*	20,900	432,630
Carrier Global Corp.	155,148	3,447,389
Fortune Brands Home & Security, Inc.	28,950	1,850,773
JELD-WEN Holding, Inc.*	5,500	88,605
Johnson Controls International plc	141,137	4,818,417
Lennox International, Inc.	6,910	1,609,961
Masco Corp.	51,100	2,565,731
Owens Corning	26,970	1,503,847
Resideo Technologies, Inc.*	10,350	121,302
Simpson Manufacturing Co., Inc.	6,100	514,596
Trane Technologies plc	46,200	4,110,876
Trex Co., Inc.*	13,600	1,768,952
UFP Industries, Inc.	11,500	569,365

		27,967,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	7,500	$272,250
ADT, Inc. (x)	35,800	285,684
Advanced Disposal Services, Inc.*	9,100	274,547
Brady Corp., Class A	7,200	337,104
Brink’s Co. (The)	2,100	95,571
Cintas Corp.	16,800	4,474,848
Clean Harbors, Inc.*	10,000	599,800
Copart, Inc.*	41,900	3,489,013
Covanta Holding Corp.	14,300	137,137
Deluxe Corp.	6,100	143,594
Harsco Corp.*	5,000	67,550
Healthcare Services Group, Inc.	10,700	261,722
HNI Corp.	7,200	220,104
IAA, Inc.*	27,700	1,068,389
KAR Auction Services, Inc.	27,700	381,152
Matthews International Corp., Class A	7,100	135,610
Mobile Mini, Inc.	4,700	138,650
MSA Safety, Inc.	5,900	675,196
Republic Services, Inc.	41,535	3,407,947
Rollins, Inc.	31,500	1,335,285
Steelcase, Inc., Class A	4,600	55,476
Stericycle, Inc.*	21,800	1,220,364
Tetra Tech, Inc.	13,600	1,076,032
UniFirst Corp.	3,000	536,850
Waste Management, Inc.	80,050	8,478,095

		29,167,970

Construction & Engineering (0.1%)
AECOM*	32,802	1,232,699
Arcosa, Inc.	4,080	172,176
Comfort Systems USA, Inc.	1,700	69,275
Dycom Industries, Inc.*	2,000	81,780
EMCOR Group, Inc.	15,300	1,011,942
Granite Construction, Inc. (x)	4,700	89,958
Jacobs Engineering Group, Inc.	22,800	1,933,440
MasTec, Inc.*	11,000	493,570
Quanta Services, Inc.	33,450	1,312,244
Valmont Industries, Inc.	3,100	352,222

		6,749,306

Electrical Equipment (0.5%)
Acuity Brands, Inc.	10,300	986,122
AMETEK, Inc.	42,975	3,840,676
Eaton Corp. plc	72,997	6,385,778
Emerson Electric Co.	114,610	7,109,258
EnerSys	13,300	856,254
Generac Holdings, Inc.*	14,600	1,780,178
Hubbell, Inc.	11,700	1,466,712
nVent Electric plc	35,987	674,036
Plug Power, Inc. (x)*	58,700	481,927
Regal Beloit Corp.	8,600	750,952
Rockwell Automation, Inc.	22,300	4,749,900
Sensata Technologies Holding plc*	37,400	1,392,402
Vertiv Holdings Co., Class A*	36,300	492,228
Vicor Corp.*	3,100	223,045

		31,189,468

Industrial Conglomerates (1.0%)
3M Co.	104,730	16,336,833
Carlisle Cos., Inc.	13,000	1,555,710
General Electric Co.	1,631,567	11,143,602
Honeywell International, Inc.	128,200	18,536,438
Roper Technologies, Inc.	18,950	7,357,527

		54,930,110

Machinery (1.7%)
AGCO Corp.	12,400	687,704
Albany International Corp., Class A	2,300	135,033
Allison Transmission Holdings, Inc.	23,000	845,940
Altra Industrial Motion Corp.	4,500	143,370
Barnes Group, Inc.	11,600	458,896
Caterpillar, Inc.	101,310	12,815,715
Chart Industries, Inc.*	2,600	126,074
Colfax Corp.*	18,100	504,990
Crane Co.	11,400	677,844
Cummins, Inc.	27,460	4,757,720
Deere & Co.	52,940	8,319,521
Donaldson Co., Inc.	26,500	1,232,780
Dover Corp.	29,490	2,847,554
Enerpac Tool Group Corp.	4,900	86,240
Evoqua Water Technologies Corp.*	9,300	172,980
Flowserve Corp.	26,640	759,773
Fortive Corp.	58,630	3,966,906
Franklin Electric Co., Inc.	7,500	393,900
Gates Industrial Corp. plc*	19,900	204,572
Graco, Inc.	37,980	1,822,660
IDEX Corp.	15,040	2,376,922
Illinois Tool Works, Inc.	57,410	10,038,138
Ingersoll Rand, Inc.*	61,666	1,734,048
ITT, Inc.	19,525	1,146,898
John Bean Technologies Corp.	4,400	378,488
Kennametal, Inc.	5,990	171,973
Lincoln Electric Holdings, Inc.	14,260	1,201,262
Manitowoc Co., Inc. (The)*	8,225	89,488
Middleby Corp. (The)*	14,000	1,105,160
Mueller Industries, Inc.	8,500	225,930
Mueller Water Products, Inc., Class A	20,800	196,144
Navistar International Corp.*	8,000	225,600
Nordson Corp.	10,660	2,022,309
Oshkosh Corp.	16,900	1,210,378
Otis Worldwide Corp.	77,574	4,410,858
PACCAR, Inc.	65,030	4,867,495
Parker-Hannifin Corp.	25,010	4,583,583
Pentair plc	35,987	1,367,146
Proto Labs, Inc.*	5,000	562,350
RBC Bearings, Inc.*	3,900	522,756
Rexnord Corp.	14,900	434,335
Snap-on, Inc.	12,100	1,675,971
SPX FLOW, Inc.*	3,900	146,016
Stanley Black & Decker, Inc.	30,035	4,186,278
Terex Corp.	7,030	131,953
Timken Co. (The)	12,640	574,994
Toro Co. (The)	20,380	1,352,009
Trinity Industries, Inc.	10,440	222,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	5,400	$437,400
Welbilt, Inc.*	10,400	63,336
Westinghouse Air Brake Technologies Corp.	34,787	2,002,688
Woodward, Inc.	10,430	808,846
Xylem, Inc.	33,550	2,179,408

		93,612,600

Marine (0.0%)
Kirby Corp.*	14,250	763,230

Professional Services (0.6%)
ASGN, Inc.*	13,500	900,180
CBIZ, Inc.*	12,220	292,913
CoreLogic, Inc.	17,100	1,149,462
CoStar Group, Inc.*	6,735	4,786,362
Equifax, Inc.	23,320	4,008,242
Exponent, Inc.	10,600	857,858
FTI Consulting, Inc.*	7,200	824,760
Huron Consulting Group, Inc.*	3,300	146,025
IHS Markit Ltd.	77,200	5,828,600
Insperity, Inc.	1,800	116,514
Korn Ferry	5,600	172,088
ManpowerGroup, Inc.	15,180	1,043,625
Nielsen Holdings plc	78,000	1,159,080
Resources Connection, Inc.	16,950	202,892
Robert Half International, Inc.	27,260	1,440,146
TransUnion	37,800	3,290,112
TriNet Group, Inc.*	8,400	511,896
Verisk Analytics, Inc.	28,900	4,918,780

		31,649,535

Road & Rail (1.1%)
AMERCO	1,400	423,066
CSX Corp.	140,550	9,801,957
Heartland Express, Inc.	11,700	243,594
JB Hunt Transport Services, Inc.	18,850	2,268,409
Kansas City Southern	19,950	2,978,335
Knight-Swift Transportation Holdings, Inc.	30,935	1,290,299
Landstar System, Inc.	9,750	1,095,023
Lyft, Inc., Class A*	43,400	1,432,634
Norfolk Southern Corp.	49,170	8,632,777
Old Dominion Freight Line, Inc.	19,125	3,243,409
Saia, Inc.*	4,800	533,664
Schneider National, Inc., Class B	14,700	362,649
Uber Technologies, Inc.*	248,889	7,735,470
Union Pacific Corp.	123,920	20,951,154
Werner Enterprises, Inc.	10,700	465,771

		61,458,211

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	615,090
Applied Industrial Technologies, Inc.	4,300	268,277
Beacon Roofing Supply, Inc.*	7,600	200,412
Fastenal Co.	109,600	4,695,264
GATX Corp.	7,200	439,056
HD Supply Holdings, Inc.*	41,500	1,437,975
Herc Holdings, Inc.*	2,200	67,606
Kaman Corp.	1,800	74,880
MSC Industrial Direct Co., Inc., Class A	12,200	888,282
SiteOne Landscape Supply, Inc.*	6,700	763,599
Triton International Ltd.	7,200	217,728
United Rentals, Inc.*	14,722	2,194,167
Univar Solutions, Inc.*	22,900	386,094
Watsco, Inc.	7,310	1,298,987
WESCO International, Inc. (x)*	3,286	115,371
WW Grainger, Inc.	9,350	2,937,396

		16,600,184

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	5,600	171,864

Total Industrials		487,161,038

Information Technology (26.2%)
Communications Equipment (0.9%)
Acacia Communications, Inc.*	4,400	295,636
Arista Networks, Inc.*	11,700	2,457,351
Ciena Corp.*	31,400	1,700,624
Cisco Systems, Inc.	775,170	36,153,929
CommScope Holding Co., Inc.*	35,800	298,214
EchoStar Corp., Class A*	6,500	181,740
F5 Networks, Inc.*	13,700	1,910,876
InterDigital, Inc.	1,800	101,934
Juniper Networks, Inc.	68,900	1,575,054
Lumentum Holdings, Inc.*	14,146	1,151,909
Motorola Solutions, Inc.	33,021	4,627,232
NetScout Systems, Inc.*	9,300	237,708
Ubiquiti, Inc.	1,700	296,752
ViaSat, Inc.*	5,300	203,361
Viavi Solutions, Inc.*	33,650	428,701

		51,621,021

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	55,940	5,359,611
Arrow Electronics, Inc.*	19,500	1,339,455
Avnet, Inc.	29,320	817,588
Belden, Inc.	7,600	247,380
CDW Corp.	27,900	3,241,422
Cognex Corp.	30,400	1,815,488
Coherent, Inc.*	5,400	707,292
Corning, Inc.	150,690	3,902,871
Dolby Laboratories, Inc., Class A	12,700	836,549
Fabrinet*	6,800	424,456
FLIR Systems, Inc.	29,900	1,213,043
II-VI, Inc.*	18,490	873,098
IPG Photonics Corp.*	9,100	1,459,549
Itron, Inc.*	4,810	318,663
Jabil, Inc.	31,400	1,007,312
Keysight Technologies, Inc.*	37,215	3,750,528
Littelfuse, Inc.	6,500	1,109,095
National Instruments Corp.	23,000	890,330
Novanta, Inc.*	4,100	437,757
Rogers Corp.*	2,300	286,580
Sanmina Corp.*	9,400	235,376
SYNNEX Corp.	8,766	1,049,904
Trimble, Inc.*	49,500	2,137,905
Vishay Intertechnology, Inc.	23,600	360,372
Zebra Technologies Corp., Class A*	10,200	2,610,690

		36,432,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (5.6%)
Accenture plc, Class A	118,500	$25,444,320
Akamai Technologies, Inc.*	31,700	3,394,753
Amdocs Ltd.	30,310	1,845,273
Automatic Data Processing, Inc.	80,450	11,978,200
Black Knight, Inc.*	27,142	1,969,424
Booz Allen Hamilton Holding Corp.	26,700	2,076,993
Broadridge Financial Solutions, Inc.	21,210	2,676,490
CACI International, Inc., Class A*	6,000	1,301,280
Cognizant Technology Solutions Corp., Class A	106,300	6,039,966
Conduent, Inc.*	19,786	47,289
DXC Technology Co.	53,196	877,734
EPAM Systems, Inc.*	9,800	2,469,698
Euronet Worldwide, Inc.*	10,000	958,200
ExlService Holdings, Inc.*	6,200	393,080
Fastly, Inc., Class A (x)*	13,300	1,132,229
Fidelity National Information Services, Inc.	114,569	15,362,557
Fiserv, Inc.*	105,602	10,308,867
FleetCor Technologies, Inc.*	15,000	3,772,950
Gartner, Inc.*	18,678	2,266,202
Genpact Ltd.	41,700	1,522,884
Global Payments, Inc.	56,176	9,528,573
GoDaddy, Inc., Class A*	34,300	2,515,219
International Business Machines Corp.	162,231	19,592,638
Jack Henry & Associates, Inc.	14,830	2,729,165
KBR, Inc.	27,600	622,380
Leidos Holdings, Inc.	25,237	2,363,950
LiveRamp Holdings, Inc.*	12,500	530,875
ManTech International Corp., Class A	4,600	315,054
Mastercard, Inc., Class A	161,100	47,637,270
MAXIMUS, Inc.	16,800	1,183,560
MongoDB, Inc.*	8,100	1,833,354
Okta, Inc.*	19,900	3,984,577
Paychex, Inc.	63,210	4,788,157
PayPal Holdings, Inc.*	214,370	37,349,685
Perspecta, Inc.	30,548	709,630
Sabre Corp.	48,600	391,716
Science Applications International Corp.	12,021	933,791
Square, Inc., Class A*	64,900	6,810,606
StoneCo Ltd., Class A*	28,300	1,096,908
Switch, Inc., Class A	16,500	294,030
TTEC Holdings, Inc.	8,150	379,464
Twilio, Inc., Class A*	22,500	4,936,950
VeriSign, Inc.*	19,350	4,002,161
Visa, Inc., Class A	308,200	59,534,994
Western Union Co. (The)	90,360	1,953,583
WEX, Inc.*	10,100	1,666,601

		313,523,280

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Energy Industries, Inc.*	5,400	366,066
Advanced Micro Devices, Inc.*	212,800	11,195,408
Amkor Technology, Inc.*	25,800	317,598
Analog Devices, Inc.	67,927	8,330,567
Applied Materials, Inc.	172,620	10,434,879
Broadcom, Inc.	72,280	22,812,291
Brooks Automation, Inc.	13,600	601,664
Cabot Microelectronics Corp.	5,400	753,516
Cirrus Logic, Inc.*	12,300	759,894
Cree, Inc.*	20,400	1,207,476
Diodes, Inc.*	2,900	147,030
Enphase Energy, Inc.*	17,200	818,204
Entegris, Inc.	24,940	1,472,707
First Solar, Inc.*	17,400	861,300
Inphi Corp.*	8,700	1,022,250
Intel Corp.	773,790	46,295,856
KLA Corp.	28,280	5,499,894
Lam Research Corp.	27,875	9,016,447
Lattice Semiconductor Corp.*	23,300	661,487
MACOM Technology Solutions Holdings, Inc.*	12,000	412,200
Marvell Technology Group Ltd.	127,893	4,483,929
Maxim Integrated Products, Inc.	51,350	3,112,324
Microchip Technology, Inc.	45,920	4,835,835
Micron Technology, Inc.*	206,850	10,656,912
MKS Instruments, Inc.	13,200	1,494,768
Monolithic Power Systems, Inc.	7,900	1,872,300
NVIDIA Corp.	108,460	41,205,039
ON Semiconductor Corp.*	90,600	1,795,692
Power Integrations, Inc.	5,500	649,715
Qorvo, Inc.*	22,517	2,488,804
QUALCOMM, Inc.	205,405	18,734,990
Semtech Corp.*	13,600	710,192
Silicon Laboratories, Inc.*	8,740	876,360
Skyworks Solutions, Inc.	33,500	4,283,310
SolarEdge Technologies, Inc.*	8,900	1,235,142
Teradyne, Inc.	35,210	2,975,597
Texas Instruments, Inc.	167,590	21,278,902
Universal Display Corp.	10,000	1,496,200
Xilinx, Inc.	44,500	4,378,355

		251,551,100

Software (9.5%)
2U, Inc.*	9,600	364,416
ACI Worldwide, Inc.*	22,700	612,673
Adobe, Inc.*	87,820	38,228,924
Alarm.com Holdings, Inc.*	4,800	311,088
Altair Engineering, Inc., Class A (x)*	9,000	357,750
Alteryx, Inc., Class A*	8,900	1,462,092
Anaplan, Inc.*	23,700	1,073,847
ANSYS, Inc.*	16,700	4,871,891
Appfolio, Inc., Class A*	2,800	455,588
Appian Corp. (x)*	6,600	338,250
Aspen Technology, Inc.*	15,200	1,574,872
Atlassian Corp. plc, Class A*	22,400	4,038,048
Autodesk, Inc.*	41,850	10,010,101
Avalara, Inc.*	14,000	1,863,260
Bill.com Holdings, Inc.*	5,400	487,134
Blackbaud, Inc.	13,000	742,040
Blackline, Inc.*	9,100	754,481
Bottomline Technologies DE, Inc.*	5,100	258,927
Box, Inc., Class A*	24,600	510,696
Cadence Design Systems, Inc.*	51,630	4,954,415
CDK Global, Inc.	27,450	1,136,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ceridian HCM Holding, Inc.*	17,400	$1,379,298
Citrix Systems, Inc.	23,450	3,468,489
Cloudera, Inc. (x)*	45,300	576,216
Cloudflare, Inc., Class A*	19,900	715,405
Cornerstone OnDemand, Inc.*	4,200	161,952
Coupa Software, Inc.*	12,100	3,352,184
Crowdstrike Holdings, Inc., Class A*	21,000	2,106,090
Datadog, Inc., Class A (x)*	27,800	2,417,210
DocuSign, Inc.*	32,100	5,527,941
Dropbox, Inc., Class A*	41,200	896,924
Dynatrace, Inc.*	24,200	982,520
Elastic NV*	10,000	922,100
Envestnet, Inc.*	8,800	647,152
Everbridge, Inc.*	5,100	705,636
Fair Isaac Corp.*	5,800	2,424,632
FireEye, Inc.*	33,600	409,080
Five9, Inc.*	11,500	1,272,705
Fortinet, Inc.*	26,700	3,665,109
Globant SA*	6,600	989,010
Guidewire Software, Inc.*	17,000	1,884,450
HubSpot, Inc.*	7,400	1,660,190
Intuit, Inc.	46,750	13,846,882
J2 Global, Inc.*	9,200	581,532
LivePerson, Inc.*	7,000	290,010
LogMeIn, Inc.	10,804	915,855
Manhattan Associates, Inc.*	12,400	1,168,080
Medallia, Inc.*	10,900	275,116
Microsoft Corp.	1,367,050	278,208,346
MicroStrategy, Inc., Class A*	700	82,803
Mimecast Ltd. (x)*	10,200	424,932
New Relic, Inc.*	9,100	626,990
NortonLifeLock, Inc.	104,390	2,070,054
Nuance Communications, Inc.*	60,290	1,525,638
Nutanix, Inc., Class A*	28,000	663,740
Oracle Corp.	360,321	19,914,942
Palo Alto Networks, Inc.*	18,100	4,157,027
Paycom Software, Inc.*	10,000	3,097,300
Paylocity Holding Corp.*	5,700	831,573
Pegasystems, Inc.	7,100	718,307
Ping Identity Holding Corp.*	13,700	439,633
Pluralsight, Inc., Class A*	15,600	281,580
Proofpoint, Inc.*	9,200	1,022,304
PTC, Inc.*	20,250	1,575,248
Q2 Holdings, Inc.*	7,400	634,846
Qualys, Inc.*	6,700	696,934
Rapid7, Inc.*	7,100	362,242
RealPage, Inc.*	16,000	1,040,160
RingCentral, Inc., Class A*	14,000	3,990,140
salesforce.com, Inc.*	158,102	29,617,248
ServiceNow, Inc.*	34,600	14,015,076
Slack Technologies, Inc., Class A*	68,300	2,123,447
Smartsheet, Inc., Class A*	16,600	845,272
SolarWinds Corp.*	16,188	286,042
Splunk, Inc.*	29,100	5,782,170
SPS Commerce, Inc.*	6,400	480,768
SS&C Technologies Holdings, Inc.	39,200	2,214,016
SVMK, Inc.*	21,600	508,464
Synopsys, Inc.*	28,920	5,639,400
Tenable Holdings, Inc.*	9,500	283,195
Teradata Corp.*	4,560	94,848
Trade Desk, Inc. (The), Class A*	7,400	3,008,100
Tyler Technologies, Inc.*	7,300	2,532,224
Varonis Systems, Inc.*	3,700	327,376
Verint Systems, Inc.*	14,800	668,664
VMware, Inc., Class A*	14,200	2,199,012
Workday, Inc., Class A*	31,100	5,826,896
Workiva, Inc.*	4,900	262,101
Yext, Inc.*	15,000	249,150
Zendesk, Inc.*	21,000	1,859,130
Zoom Video Communications, Inc., Class A (x)*	30,500	7,732,970
Zscaler, Inc.*	12,100	1,324,950

		537,894,498

Technology Hardware, Storage & Peripherals (5.1%)
Apple, Inc.	746,624	272,368,435
Dell Technologies, Inc., Class C*	29,979	1,647,046
Diebold Nixdorf, Inc.*	550	3,333
Hewlett Packard Enterprise Co.	258,832	2,518,435
HP, Inc.	280,132	4,882,701
NCR Corp.*	31,200	540,384
NetApp, Inc.	45,650	2,025,490
Pure Storage, Inc., Class A*	33,900	587,487
Western Digital Corp.	62,378	2,753,989
Xerox Holdings Corp.	41,657	636,936

		287,964,236

Total Information Technology		1,478,986,449

Materials (2.7%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	41,280	9,967,469
Albemarle Corp.	21,676	1,673,604
Ashland Global Holdings, Inc.	10,264	709,242
Axalta Coating Systems Ltd.*	47,000	1,059,850
Balchem Corp.	5,700	540,702
Cabot Corp.	7,700	285,285
Celanese Corp.	26,700	2,305,278
CF Industries Holdings, Inc.	47,210	1,328,489
Chemours Co. (The)	31,328	480,885
Corteva, Inc.	150,377	4,028,600
Dow, Inc.	138,377	5,640,247
DuPont de Nemours, Inc.	142,576	7,575,063
Eastman Chemical Co.	28,128	1,958,834
Ecolab, Inc.	47,488	9,447,738
Element Solutions, Inc.*	22,900	248,465
FMC Corp.	25,400	2,530,348
HB Fuller Co.	4,700	209,620
Huntsman Corp.	40,900	734,973
Ingevity Corp.*	455	23,919
Innospec, Inc.	100	7,725
International Flavors & Fragrances, Inc. (x)	20,800	2,547,168
Linde plc	95,877	20,336,470
LyondellBasell Industries NV, Class A	51,400	3,378,008
Mosaic Co. (The)	70,630	883,581
NewMarket Corp.	2,200	881,056
PolyOne Corp.	1,500	39,345
PPG Industries, Inc.	46,000	4,878,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	28,950	$2,172,987
Scotts Miracle-Gro Co. (The)	7,700	1,035,419
Sensient Technologies Corp.	6,700	349,472
Sherwin-Williams Co. (The)	15,300	8,841,105
Valvoline, Inc.	47,788	923,742
W R Grace & Co.	11,100	563,991
Westlake Chemical Corp.	6,700	359,455

		97,946,895

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	709,222
Martin Marietta Materials, Inc.	12,430	2,567,665
Summit Materials, Inc., Class A*	21,600	347,328
Vulcan Materials Co.	25,800	2,988,930

		6,613,145

Containers & Packaging (0.4%)
Amcor plc	292,400	2,985,404
AptarGroup, Inc.	14,600	1,634,908
Avery Dennison Corp.	16,850	1,922,416
Ball Corp.	61,000	4,238,890
Berry Global Group, Inc.*	28,100	1,245,392
Crown Holdings, Inc.*	28,950	1,885,514
Graphic Packaging Holding Co.	56,100	784,839
International Paper Co.	77,450	2,727,015
O-I Glass, Inc.	4,050	36,369
Packaging Corp. of America	21,400	2,135,720
Sealed Air Corp.	36,160	1,187,856
Silgan Holdings, Inc.	9,500	307,705
Sonoco Products Co.	23,760	1,242,410
Westrock Co.	54,932	1,552,378

		23,886,816

Metals & Mining (0.4%)
Allegheny Technologies, Inc.*	11,000	112,090
Arconic Corp.*	19,429	270,646
Carpenter Technology Corp.	9,000	218,520
Cleveland-Cliffs, Inc. (x)	72,400	399,648
Commercial Metals Co.	6,100	124,440
Freeport-McMoRan, Inc.	290,694	3,363,330
Newmont Corp.	152,911	9,440,725
Novagold Resources, Inc.*	43,000	394,740
Nucor Corp.	62,720	2,597,235
Reliance Steel & Aluminum Co.	12,300	1,167,639
Royal Gold, Inc.	12,900	1,603,728
Southern Copper Corp.	19,344	769,311
Steel Dynamics, Inc.	40,200	1,048,818

		21,510,870

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	24,100	618,165

Total Materials		150,575,891

Real Estate (3.6%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
Acadia Realty Trust (REIT)	15,100	195,998
Agree Realty Corp. (REIT)	9,600	630,816
Alexander’s, Inc. (REIT)	100	24,090
Alexandria Real Estate Equities, Inc. (REIT)	22,680	3,679,830
American Assets Trust, Inc. (REIT)	8,600	239,424
American Campus Communities, Inc. (REIT)	28,300	989,368
American Homes 4 Rent (REIT), Class A	47,500	1,277,750
American Tower Corp. (REIT)	80,500	20,812,470
Americold Realty Trust (REIT)	37,100	1,346,730
Apartment Investment and Management Co. (REIT), Class A	32,003	1,204,593
Apple Hospitality REIT, Inc. (REIT)	45,300	437,598
AvalonBay Communities, Inc. (REIT)	26,149	4,043,681
Boston Properties, Inc. (REIT)	28,870	2,609,271
Brandywine Realty Trust (REIT)	31,400	341,946
Brixmor Property Group, Inc. (REIT)	67,400	864,068
Brookfield Property REIT, Inc. (REIT), Class A (x)	25,147	250,464
Camden Property Trust (REIT)	20,180	1,840,820
CareTrust REIT, Inc. (REIT)	16,900	290,004
Colony Capital, Inc. (REIT)	92,886	222,926
Columbia Property Trust, Inc. (REIT)	26,400	346,896
CoreCivic, Inc. (REIT)	26,900	251,784
CoreSite Realty Corp. (REIT)	7,800	944,268
Corporate Office Properties Trust (REIT)	24,809	628,660
Cousins Properties, Inc. (REIT)	28,351	845,710
Crown Castle International Corp. (REIT)	77,650	12,994,728
CubeSmart LP (REIT)	39,700	1,071,503
CyrusOne, Inc. (REIT)	20,200	1,469,550
DiamondRock Hospitality Co. (REIT)	28,700	158,711
Digital Realty Trust, Inc. (REIT)	48,772	6,930,989
Diversified Healthcare Trust (REIT)	54,290	240,233
Douglas Emmett, Inc. (REIT)	37,000	1,134,420
Duke Realty Corp. (REIT)	70,000	2,477,300
Easterly Government Properties, Inc. (REIT)	13,800	319,056
EastGroup Properties, Inc. (REIT)	10,300	1,221,683
Empire State Realty Trust, Inc. (REIT), Class A	24,600	172,200
EPR Properties (REIT)	14,840	491,649
Equinix, Inc. (REIT)	15,938	11,193,257
Equity Commonwealth (REIT)	33,000	1,062,600
Equity LifeStyle Properties, Inc. (REIT)	34,200	2,136,816
Equity Residential (REIT)	73,487	4,322,505
Essential Properties Realty Trust, Inc. (REIT)	12,300	182,532
Essex Property Trust, Inc. (REIT)	12,677	2,905,188
Extra Space Storage, Inc. (REIT)	23,900	2,207,643
Federal Realty Investment Trust (REIT)	17,380	1,480,950
First Industrial Realty Trust, Inc. (REIT)	29,500	1,133,980
Four Corners Property Trust, Inc. (REIT)	1,600	39,040
Gaming and Leisure Properties, Inc. (REIT)	43,754	1,513,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
GEO Group, Inc. (The) (REIT)	25,500	$301,665
Healthcare Realty Trust, Inc. (REIT)	23,600	691,244
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,150,968
Healthpeak Properties, Inc. (REIT)	96,297	2,653,945
Highwoods Properties, Inc. (REIT)	19,530	729,055
Host Hotels & Resorts, Inc. (REIT)	149,413	1,612,166
Hudson Pacific Properties, Inc. (REIT)	34,500	868,020
Invitation Homes, Inc. (REIT)	101,516	2,794,736
Iron Mountain, Inc. (REIT)	56,801	1,482,506
JBG SMITH Properties (REIT)	20,173	596,516
Kilroy Realty Corp. (REIT)	21,800	1,279,660
Kimco Realty Corp. (REIT)	77,822	999,234
Lamar Advertising Co. (REIT), Class A	16,000	1,068,160
Lexington Realty Trust (REIT)	34,200	360,810
Life Storage, Inc. (REIT)	9,300	883,035
Macerich Co. (The) (REIT) (x)	35,422	317,735
Medical Properties Trust, Inc. (REIT)	96,900	1,821,720
Mid-America Apartment Communities, Inc. (REIT)	21,938	2,515,630
National Health Investors, Inc. (REIT)	7,000	425,040
National Retail Properties, Inc. (REIT)	38,290	1,358,529
Omega Healthcare Investors, Inc. (REIT)	44,440	1,321,201
Outfront Media, Inc. (REIT)	34,770	492,691
Paramount Group, Inc. (REIT)	37,600	289,896
Park Hotels & Resorts, Inc. (REIT)	41,635	411,770
Pebblebrook Hotel Trust (REIT)	30,580	417,723
Physicians Realty Trust (REIT)	38,100	667,512
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	416,911
PotlatchDeltic Corp. (REIT)	13,451	511,542
Prologis, Inc. (REIT)	135,348	12,632,029
PS Business Parks, Inc. (REIT)	3,300	436,920
Public Storage (REIT)	27,702	5,315,737
QTS Realty Trust, Inc. (REIT), Class A	8,400	538,356
Rayonier, Inc. (REIT)	27,025	669,950
Realty Income Corp. (REIT)	60,028	3,571,666
Regency Centers Corp. (REIT)	33,306	1,528,412
Retail Opportunity Investments Corp. (REIT)	20,000	226,600
Retail Properties of America, Inc. (REIT), Class A	61,600	450,912
Retail Value, Inc. (REIT)	2,783	34,398
Rexford Industrial Realty, Inc. (REIT)	18,400	762,312
RLJ Lodging Trust (REIT)	33,200	313,408
Ryman Hospitality Properties, Inc. (REIT)	10,751	371,985
Sabra Health Care REIT, Inc. (REIT)	34,657	500,101
SBA Communications Corp. (REIT)	21,200	6,315,904
Service Properties Trust (REIT)	43,400	307,706
Simon Property Group, Inc. (REIT)	58,759	4,017,940
SITE Centers Corp. (REIT)	25,054	202,937
SL Green Realty Corp. (REIT)	19,000	936,510
Spirit Realty Capital, Inc. (REIT)	20,933	729,724
STAG Industrial, Inc. (REIT)	27,800	815,096
STORE Capital Corp. (REIT)	35,400	842,874
Sun Communities, Inc. (REIT)	17,100	2,320,128
Sunstone Hotel Investors, Inc. (REIT)	55,458	451,983
Taubman Centers, Inc. (REIT)	7,600	286,976
Terreno Realty Corp. (REIT)	11,600	610,624
UDR, Inc. (REIT)	52,936	1,978,748
Uniti Group, Inc. (REIT)	31,402	293,609
Urban Edge Properties (REIT)	20,723	245,982
Ventas, Inc. (REIT)	71,279	2,610,237
VEREIT, Inc. (REIT)	189,100	1,215,913
VICI Properties, Inc. (REIT)	86,700	1,750,473
Vornado Realty Trust (REIT)	33,847	1,293,294
Washington REIT (REIT)	12,470	276,834
Weingarten Realty Investors (REIT)	23,186	438,911
Welltower, Inc. (REIT)	79,017	4,089,130
Weyerhaeuser Co. (REIT)	144,235	3,239,518
WP Carey, Inc. (REIT)	31,800	2,151,270
Xenia Hotels & Resorts, Inc. (REIT)	18,300	170,739

		194,565,052

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,950	2,937,039
Cushman & Wakefield plc*	17,000	211,820
Howard Hughes Corp. (The)*	7,500	389,625
Jones Lang LaSalle, Inc.	9,500	982,870
Kennedy-Wilson Holdings, Inc.	25,100	382,022
Newmark Group, Inc., Class A	32,119	156,098
Redfin Corp.*	16,700	699,897
RMR Group, Inc. (The), Class A	1,771	52,192

		5,811,563

Total Real Estate		200,376,615

Utilities (2.9%)
Electric Utilities (1.7%)
ALLETE, Inc.	10,500	573,405
Alliant Energy Corp.	43,900	2,100,176
American Electric Power Co., Inc.	91,170	7,260,779
Avangrid, Inc.	8,900	373,622
Duke Energy Corp.	136,185	10,879,820
Edison International	67,160	3,647,460
El Paso Electric Co.	6,100	408,700
Entergy Corp.	39,100	3,667,971
Evergy, Inc.	40,177	2,382,094
Eversource Energy	60,709	5,055,238
Exelon Corp.	184,856	6,708,424
FirstEnergy Corp.	99,804	3,870,399
Hawaiian Electric Industries, Inc.	20,500	739,230
IDACORP, Inc.	11,450	1,000,386
MGE Energy, Inc.	3,600	232,236
NextEra Energy, Inc.	89,350	21,459,189
NRG Energy, Inc.	55,221	1,797,996
OGE Energy Corp.	36,900	1,120,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle West Capital Corp.	21,300	$1,561,077
PNM Resources, Inc.	15,200	584,288
Portland General Electric Co.	21,000	878,010
PPL Corp.	144,950	3,745,508
Southern Co. (The)	196,450	10,185,933
Xcel Energy, Inc.	94,680	5,917,500

		96,149,725

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,101,138
National Fuel Gas Co.	21,100	884,723
New Jersey Resources Corp.	19,600	639,940
ONE Gas, Inc.	9,125	703,081
South Jersey Industries, Inc.	11,100	277,389
Southwest Gas Holdings, Inc.	9,900	683,595
Spire, Inc.	11,200	735,952
UGI Corp.	39,575	1,258,485

		7,284,303

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	126,595	1,834,362
Clearway Energy, Inc., Class C	8,000	184,480
Ormat Technologies, Inc.	7,900	501,571
TerraForm Power, Inc., Class A	8,300	153,052
Vistra Energy Corp.	84,500	1,573,390

		4,246,855

Multi-Utilities (0.9%)
Ameren Corp.	47,700	3,356,172
Avista Corp.	10,300	374,817
Black Hills Corp.	15,600	883,896
CenterPoint Energy, Inc.	99,950	1,866,066
CMS Energy Corp.	54,000	3,154,680
Consolidated Edison, Inc.	61,700	4,438,081
Dominion Energy, Inc.	155,454	12,619,756
DTE Energy Co.	34,400	3,698,000
MDU Resources Group, Inc.	48,250	1,070,185
NiSource, Inc.	79,300	1,803,282
NorthWestern Corp.	8,700	474,324
Public Service Enterprise Group, Inc.	93,900	4,616,124
Sempra Energy	54,290	6,364,417
WEC Energy Group, Inc.	58,198	5,101,055

		49,820,855

Water Utilities (0.1%)
American States Water Co.	7,300	573,999
American Water Works Co., Inc.	34,800	4,477,368
California Water Service Group	5,900	281,430
Essential Utilities, Inc.	42,062	1,776,699

		7,109,496

Total Utilities		164,611,234

Total Common Stocks (98.8%) (Cost $2,167,711,013)		5,564,788,285

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $1,437,992)	31,100	1,552,513

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	25,400	—

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc., expiring 7/27/20*	68,502	11,508

Total Communication Services		11,508

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	23,600	8,142
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	16,600	10,956

Total Health Care		19,098

Total Rights (0.0%) (Cost $342,857)		30,606

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $58,570, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $59,741. (xx)	58,570	58,570
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $12,723,503, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $12,977,949. (xx)	12,723,479	12,723,479
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $10,000,544, collateralized by various Common Stocks; total market value $11,113,348. (xx)	10,000,000	10,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $500,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $510,000. (xx)	$500,000	$500,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $2,400,014, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $2,666,922. (xx)	2,400,000	2,400,000

Total Repurchase Agreements		25,782,049

Total Short-Term Investments (0.5%) (Cost $25,782,049)		25,782,049

Total Investments in Securities (99.3%) (Cost $2,195,273,911)		5,592,153,453
Other Assets Less Liabilities (0.7%)		41,088,149

Net Assets (100%)		$5,633,241,602

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,684,320.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $35,901,756. This was collateralized by $11,055,950 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $25,782,049 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	109	9/2020	USD	7,834,920	363,856
S&P 500 E-Mini Index	347	9/2020	USD	53,614,970	639,791

					1,003,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$545,978,767	$—	$—		$545,978,767
Consumer Discretionary	628,952,313	—	—		628,952,313
Consumer Staples	348,480,251	—	—		348,480,251
Energy	145,859,373	—	—		145,859,373
Financials	583,876,710	—	—		583,876,710
Health Care	829,929,644	—	—		829,929,644
Industrials	487,161,038	—	—		487,161,038
Information Technology	1,478,986,449	—	—		1,478,986,449
Materials	150,575,891	—	—		150,575,891
Real Estate	200,376,615	—	—		200,376,615
Utilities	164,611,234	—	—		164,611,234
Futures	1,003,647	—	—		1,003,647
Master Limited Partnership
Financials	1,552,513	—	—		1,552,513
Rights
Communication Services	11,508	—	—	(a)	11,508
Health Care	—	—	19,098		19,098
Short-Term Investments
Repurchase Agreements	—	25,782,049	—		25,782,049

Total Assets	$5,567,355,953	$25,782,049	$19,098		$5,593,157,100

Total Liabilities	$—	$—	$—		$—

Total	$5,567,355,953	$25,782,049	$19,098		$5,593,157,100

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets - Unrealized appreciation	$1,003,647	*

Total		$1,003,647

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,851,384)	$(2,851,384)

Total	$(2,851,384)	$(2,851,384)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(16,543)	$(16,543)

Total	$(16,543)	$(16,543)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $47,006,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$118,168,238
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$317,722,626

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,741,708,360
Aggregate gross unrealized depreciation	(369,115,805)

Net unrealized appreciation	$3,372,592,555

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,220,564,545

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $2,169,491,862)	$5,566,371,404
Repurchase Agreements (Cost $25,782,049)	25,782,049
Cash	65,648,885
Dividends, interest and other receivables	4,549,432
Due from Custodian	1,823,776
Due from broker for futures variation margin	815,858
Receivable for Portfolio shares sold	446,688
Receivable for securities sold	211,949
Securities lending income receivable	50,925
Other assets	60,815

Total assets	5,665,761,781

LIABILITIES
Payable for return of collateral on securities loaned	25,782,049
Payable for securities purchased	1,940,389
Payable for Portfolio shares redeemed	1,594,682
Investment management fees payable	1,469,028
Distribution fees payable – Class IA	848,421
Administrative fees payable	447,677
Distribution fees payable – Class IB	307,467
Trustees’ fees payable	7,872
Accrued expenses	122,594

Total liabilities	32,520,179

NET ASSETS	$5,633,241,602

Net assets were comprised of:
Paid in capital	$1,997,547,760
Total distributable earnings (loss)	3,635,693,842

Net assets	$5,633,241,602

Class IA
Net asset value, offering and redemption price per share, $4,136,004,397 / 117,145,615 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.31

Class IB
Net asset value, offering and redemption price per share, $1,497,237,205 / 42,679,124 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.08

(x)	Includes value of securities on loan of $35,901,756.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,391 foreign withholding tax)	$55,101,682
Interest	199,737
Securities lending (net)	235,668

Total income	55,537,087

EXPENSES
Investment management fees	8,730,081
Distribution fees – Class IA	5,048,210
Administrative fees	2,623,865
Distribution fees – Class IB	1,818,550
Printing and mailing expenses	208,758
Professional fees	106,663
Trustees’ fees	87,648
Custodian fees	68,126
Miscellaneous	501,483

Total expenses	19,193,384

NET INVESTMENT INCOME (LOSS)	36,343,703

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	155,141,399
Futures contracts	(2,851,384)

Net realized gain (loss)	152,290,015

Change in unrealized appreciation (depreciation) on:
Investments in securities	(424,050,452)
Futures contracts	(16,543)

Net change in unrealized appreciation (depreciation)	(424,066,995)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(271,776,980)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(235,433,277)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,343,703	$77,360,679
Net realized gain (loss)	152,290,015	276,176,829
Net change in unrealized appreciation (depreciation)	(424,066,995)	1,136,216,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(235,433,277)	1,489,754,209

Distributions to shareholders:
Class IA	—	(251,553,358)
Class IB	—	(90,633,701)

Total distributions to shareholders	—	(342,187,059)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [755,287 and 1,437,241 shares, respectively]	25,176,568	50,013,061
Capital shares issued in reinvestment of dividends and distributions [0 and 7,000,980 shares, respectively]	—	251,553,358
Capital shares repurchased [(5,834,115) and (12,706,484) shares, respectively]	(196,981,154)	(443,088,964)

Total Class IA transactions	(171,804,586)	(141,522,545)

Class IB
Capital shares sold [1,250,906 and 1,666,606 shares, respectively]	40,778,946	57,343,218
Capital shares issued in reinvestment of dividends and distributions [0 and 2,538,482 shares, respectively]	—	90,633,701
Capital shares repurchased [(2,720,302) and (5,123,107) shares, respectively]	(91,191,912)	(176,750,602)

Total Class IB transactions	(50,412,966)	(28,773,683)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(222,217,552)	(170,296,228)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(457,650,829)	977,270,922
NET ASSETS:
Beginning of period	6,090,892,431	5,113,621,509

End of period	$5,633,241,602	$6,090,892,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$36.67		$29.85	$33.88	$28.47	$25.88	$26.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.47	0.43	0.40	0.36	0.36
Net realized and unrealized gain (loss)	(1.58)		8.49	(2.28)	5.43	2.66	(0.38)

Total from investment operations	(1.36)		8.96	(1.85)	5.83	3.02	(0.02)

Less distributions:
Dividends from net investment income	—		(0.51)	(0.47)	(0.42)	(0.43)	(0.37)
Distributions from net realized gains	—		(1.63)	(1.71)	—	—	—

Total dividends and distributions	—		(2.14)	(2.18)	(0.42)	(0.43)	(0.37)

Net asset value, end of period	$35.31		$36.67	$29.85	$33.88	$28.47	$25.88

Total return (b)	(3.71)%		30.24%	(5.82)%	20.49%	11.66%	(0.03	)%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,136,004		$4,482,210	$3,776,306	$4,418,531	$4,016,297	$3,937,549
Ratio of expenses to average net assets (a)(f)	0.70%		0.69%	0.70%	0.70%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets (a)(f)	1.32%		1.35%	1.25%	1.28%	1.35%	1.37%
Portfolio turnover rate^	2	%(z)	3%	3%	3%	3%	4%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$36.44		$29.67	$33.69	$28.31	$25.73	$26.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.47	0.43	0.40	0.36	0.36
Net realized and unrealized gain (loss)	(1.58)		8.44	(2.27)	5.40	2.65	(0.38)

Total from investment operations	(1.36)		8.91	(1.84)	5.80	3.01	(0.02)

Less distributions:
Dividends from net investment income	—		(0.51)	(0.47)	(0.42)	(0.43)	(0.38)
Distributions from net realized gains	—		(1.63)	(1.71)	—	—	—

Total dividends and distributions	—		(2.14)	(2.18)	(0.42)	(0.43)	(0.38)

Net asset value, end of period	$35.08		$36.44	$29.67	$33.69	$28.31	$25.73

Total return (b)	(3.73)%		30.26%	(5.82)%	20.50%	11.69%	(0.07	)%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,497,237		$1,608,682	$1,337,315	$1,549,446	$1,391,888	$1,355,527
Ratio of expenses to average net assets (a)(f)	0.70%		0.69%	0.70%	0.70%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets (a)(f)	1.32%		1.35%	1.25%	1.28%	1.35%	1.37%
Portfolio turnover rate^	2	%(z)	3%	3%	3%	3%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (0.15)% for Class IA and (0.18)% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	47.3%
Financials	13.8
Exchange Traded Funds	7.7
Health Care	3.3
U.S. Government Agency Securities	3.3
Information Technology	3.2
Supranational	2.9
Foreign Government Securities	2.5
Energy	2.5
Consumer Staples	2.4
Industrials	2.3
Communication Services	2.1
Utilities	1.9
Consumer Discretionary	1.5
Real Estate	1.5
Materials	0.8
Repurchase Agreements	0.8
Investment Companies	0.1
Municipal Bonds	0.1
Asset-Backed Securities	0.1
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,053.57	$3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.51	3.39
Class IB
Actual	1,000.00	1,053.47	3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.51	3.39
Class K
Actual	1,000.00	1,054.56	2.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.75	2.13

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.67%, 0.67% and 0.42%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2015-1 A 3.375%, 5/1/27	$2,257,134	$1,887,795
Series 2017-2 AA 3.350%, 10/15/29	312,114	291,129
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA 3.204%, 4/25/24	150,000	148,952
Series 2020-1 AA 2.000%, 6/10/28	500,000	476,090

Total Asset-Backed Securities		2,803,966

Corporate Bonds (35.3%)
Communication Services (2.1%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
3.200%, 3/1/22	835,000	869,018
3.400%, 6/15/22 (e)	500,000	525,941
4.050%, 12/15/23 (e)	1,250,000	1,386,989
3.800%, 3/1/24	1,000,000	1,099,032
4.450%, 4/1/24	1,500,000	1,687,664
3.550%, 6/1/24	2,000,000	2,203,040
3.950%, 1/15/25	1,000,000	1,119,568
3.400%, 5/15/25	4,000,000	4,391,280
4.125%, 2/17/26	2,750,000	3,123,124
3.800%, 2/15/27	1,000,000	1,121,184
4.250%, 3/1/27	2,500,000	2,873,306
2.300%, 6/1/27	500,000	517,458
4.100%, 2/15/28	453,000	519,500
4.350%, 3/1/29	1,665,000	1,927,541
4.300%, 2/15/30	8,159,000	9,527,171
British Telecommunications plc
4.500%, 12/4/23 (x)	500,000	554,831
5.125%, 12/4/28	500,000	617,975
Deutsche Telekom International Finance BV
8.750%, 6/15/30 (e)	2,500,000	3,911,820
Orange SA
4.125%, 9/14/21	1,000,000	1,042,712
Telefonica Emisiones SA
4.570%, 4/27/23	500,000	548,316
4.103%, 3/8/27	440,000	500,357
TELUS Corp.
2.800%, 2/16/27	400,000	420,335
Verizon Communications, Inc.
3.500%, 11/1/24	1,750,000	1,932,060
3.376%, 2/15/25	1,000,000	1,111,993
2.625%, 8/15/26	2,265,000	2,464,876
4.125%, 3/16/27	2,250,000	2,632,629
3.000%, 3/22/27	375,000	413,846
4.329%, 9/21/28	9,238,000	11,123,353
3.875%, 2/8/29	140,000	164,927
3.150%, 3/22/30	375,000	421,147

		60,752,993

Entertainment (0.2%)
Activision Blizzard, Inc.
2.300%, 9/15/21	470,000	477,888
2.600%, 6/15/22	250,000	259,420
3.400%, 9/15/26	600,000	680,644
3.400%, 6/15/27	310,000	344,048
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	719,586
NBCUniversal Media LLC
2.875%, 1/15/23	156,000	165,022
TWDC Enterprises 18 Corp.
2.750%, 8/16/21	1,000,000	1,023,790
2.550%, 2/15/22	1,000,000	1,031,120
2.450%, 3/4/22	535,000	551,303
2.350%, 12/1/22	650,000	675,914
3.150%, 9/17/25	500,000	552,315
1.850%, 7/30/26	465,000	480,279
2.950%, 6/15/27 (x)	1,000,000	1,100,600
Walt Disney Co. (The)
1.650%, 9/1/22	260,000	265,963
3.000%, 9/15/22	1,000,000	1,051,366
1.750%, 8/30/24	750,000	776,110
3.700%, 10/15/25	1,040,000	1,176,363
1.750%, 1/13/26	1,070,000	1,097,733
3.375%, 11/15/26	300,000	337,820
2.200%, 1/13/28	700,000	731,354
2.000%, 9/1/29	500,000	506,433

		14,005,071

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.375%, 2/25/24	500,000	550,717
1.998%, 8/15/26	2,000,000	2,143,975
Baidu, Inc.
3.500%, 11/28/22	500,000	521,406
3.875%, 9/29/23	1,250,000	1,330,859
4.375%, 5/14/24	1,250,000	1,361,288
4.125%, 6/30/25	695,000	764,934
4.375%, 3/29/28	290,000	326,159
4.875%, 11/14/28	315,000	370,913

		7,370,251

Media (0.7%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,850,000	1,965,533
4.500%, 2/1/24	1,000,000	1,102,830
4.908%, 7/23/25	3,850,000	4,398,163
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	74,908
Comcast Corp.
3.125%, 7/15/22	1,050,000	1,105,681
2.850%, 1/15/23	2,150,000	2,272,434
2.750%, 3/1/23	1,500,000	1,581,297
3.000%, 2/1/24	750,000	805,083
3.600%, 3/1/24	2,000,000	2,200,120
3.700%, 4/15/24	1,110,000	1,228,344
3.950%, 10/15/25	1,750,000	2,001,467
3.150%, 3/1/26	2,000,000	2,223,412
4.150%, 10/15/28	1,525,000	1,828,239
3.400%, 4/1/30	5,000,000	5,751,559
Discovery Communications LLC
2.950%, 3/20/23	460,000	480,591
3.900%, 11/15/24	800,000	875,499
3.950%, 6/15/25	500,000	551,847
4.900%, 3/11/26	500,000	575,566
4.125%, 5/15/29	455,000	514,610
3.625%, 5/15/30	1,310,000	1,429,630

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Fox Corp.
3.666%, 1/25/22	$185,000	$193,643
4.030%, 1/25/24	575,000	639,565
4.709%, 1/25/29	730,000	876,817
3.500%, 4/8/30	2,000,000	2,226,966
Interpublic Group of Cos., Inc. (The)
3.750%, 10/1/21	250,000	259,296
4.650%, 10/1/28	250,000	288,478
Omnicom Group, Inc.
3.625%, 5/1/22	1,281,000	1,346,522
3.650%, 11/1/24	750,000	828,989
Time Warner Cable LLC
4.000%, 9/1/21 (x)	1,500,000	1,534,256
ViacomCBS, Inc.
4.750%, 5/15/25	5,000,000	5,717,867
3.375%, 2/15/28	570,000	603,484
WPP Finance 2010
3.750%, 9/19/24	1,000,000	1,080,964

		48,563,660

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.125%, 7/16/22	1,200,000	1,241,400
3.625%, 4/22/29	500,000	555,469
2.875%, 5/7/30	1,450,000	1,530,547
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	799,896
3.625%, 12/15/25	500,000	565,376
2.900%, 11/15/26	500,000	548,243
T-Mobile USA, Inc.
3.500%, 4/15/25§	2,500,000	2,717,850
1.500%, 2/15/26§	1,000,000	997,830
3.750%, 4/15/27§	2,500,000	2,764,175
2.050%, 2/15/28§	700,000	700,329
3.875%, 4/15/30§	5,000,000	5,564,800
Vodafone Group plc
3.750%, 1/16/24	700,000	765,031
4.125%, 5/30/25	500,000	564,650
4.375%, 5/30/28	2,875,000	3,404,998

		22,720,594

Total Communication Services		153,412,569

Consumer Discretionary (1.5%)
Auto Components (0.1%)
Aptiv Corp.
4.150%, 3/15/24	865,000	936,700
Aptiv plc
4.350%, 3/15/29	105,000	112,607
BorgWarner, Inc.
3.375%, 3/15/25	800,000	848,360
2.650%, 7/1/27	300,000	307,680
Lear Corp.
4.250%, 5/15/29	125,000	127,665
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,304,876
4.150%, 10/1/25	250,000	280,391
2.450%, 6/15/30	300,000	306,674

		4,224,953

Automobiles (0.1%)
General Motors Co.
5.400%, 10/2/23	135,000	145,619
6.125%, 10/1/25	750,000	842,707
6.800%, 10/1/27	405,000	471,930
5.000%, 10/1/28	750,000	796,413
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	413,052
Toyota Motor Corp.
3.183%, 7/20/21	500,000	513,445
2.157%, 7/2/22	185,000	190,183
2.358%, 7/2/24	250,000	262,967
3.669%, 7/20/28	355,000	408,649
2.760%, 7/2/29	250,000	275,276

		4,320,241

Diversified Consumer Services (0.0%)
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	35,253
Yale University Series 2020
0.873%, 4/15/25	500,000	502,277
1.482%, 4/15/30	500,000	505,115

		1,042,645

Hotels, Restaurants & Leisure (0.3%)
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	266,539
4.375%, 9/15/28	950,000	943,675
Las Vegas Sands Corp.
3.200%, 8/8/24	435,000	432,066
2.900%, 6/25/25	935,000	908,611
3.500%, 8/18/26	415,000	410,765
3.900%, 8/8/29	415,000	409,345
Marriott International, Inc.
3.600%, 4/15/24	350,000	350,126
4.625%, 6/15/30	2,225,000	2,299,989
Series AA 4.650%, 12/1/28 (x)	500,000	512,383
Series R 3.125%, 6/15/26	500,000	490,961
Series X 4.000%, 4/15/28	500,000	496,303
Series Z 4.150%, 12/1/23 (x)	500,000	516,620
McDonald’s Corp.
2.625%, 1/15/22	750,000	774,944
3.350%, 4/1/23	735,000	788,760
3.250%, 6/10/24	1,000,000	1,096,536
3.375%, 5/26/25	750,000	829,462
1.450%, 9/1/25	200,000	203,766
3.700%, 1/30/26	1,500,000	1,702,047
3.500%, 3/1/27	775,000	875,307
3.800%, 4/1/28	1,100,000	1,277,427
2.625%, 9/1/29	290,000	309,792
2.125%, 3/1/30	220,000	224,076
Sands China Ltd.
4.600%, 8/8/23	555,000	584,137
5.125%, 8/8/25	500,000	542,970
3.800%, 1/8/26§	475,000	487,683
5.400%, 8/8/28	620,000	685,317
4.375%, 6/18/30§	585,000	609,248
Starbucks Corp.
1.300%, 5/7/22	85,000	86,089
2.700%, 6/15/22	400,000	414,642
3.100%, 3/1/23	750,000	796,908
3.850%, 10/1/23	850,000	930,383

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 8/15/25	$700,000	$790,098
2.450%, 6/15/26	500,000	533,619
2.000%, 3/12/27	350,000	366,590
3.500%, 3/1/28	750,000	846,344
4.000%, 11/15/28	800,000	932,550
2.250%, 3/12/30	350,000	358,120

		25,084,198

Household Durables (0.1%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,300,766
2.600%, 10/15/25	350,000	367,723
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	257,878
3.800%, 11/15/24	300,000	312,476
3.500%, 11/15/27	500,000	504,562
4.400%, 3/15/29	350,000	368,565
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,276,673
3.625%, 5/15/30	350,000	380,980
NVR, Inc.
3.950%, 9/15/22	150,000	159,717
3.000%, 5/15/30	320,000	333,851
Whirlpool Corp.
3.700%, 5/1/25 (x)	500,000	538,776
4.750%, 2/26/29 (x)	150,000	177,270

		5,979,237

Internet & Direct Marketing Retail (0.4%)
Alibaba Group Holding Ltd.
3.125%, 11/28/21	1,300,000	1,331,616
2.800%, 6/6/23	535,000	559,155
3.600%, 11/28/24	2,500,000	2,718,975
3.400%, 12/6/27	1,780,000	1,966,829
Amazon.com, Inc.
3.300%, 12/5/21	1,050,000	1,089,480
2.500%, 11/29/22	1,200,000	1,258,803
2.400%, 2/22/23	680,000	714,483
0.400%, 6/3/23	400,000	400,125
2.800%, 8/22/24	375,000	407,097
3.800%, 12/5/24	1,000,000	1,132,638
0.800%, 6/3/25	500,000	503,628
5.200%, 12/3/25	500,000	615,546
1.200%, 6/3/27	340,000	342,704
3.150%, 8/22/27	4,000,000	4,564,151
1.500%, 6/3/30	625,000	633,034
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	681,267
3.650%, 3/15/25	600,000	660,162
3.600%, 6/1/26	500,000	549,769
4.500%, 4/13/27	1,000,000	1,145,974
4.625%, 4/13/30	1,500,000	1,763,328
eBay, Inc.
3.800%, 3/9/22	1,250,000	1,311,355
2.600%, 7/15/22	1,100,000	1,137,103
2.750%, 1/30/23	500,000	522,386
1.900%, 3/11/25	525,000	540,256
3.600%, 6/5/27	750,000	846,850
2.700%, 3/11/30	700,000	740,953
Expedia Group, Inc.
3.250%, 2/15/30	1,500,000	1,398,750
JD.com, Inc.
3.875%, 4/29/26 (x)	500,000	550,156
3.375%, 1/14/30	320,000	340,168

		30,426,741

Leisure Products (0.0%)
Hasbro, Inc.
2.600%, 11/19/22	85,000	87,437
3.000%, 11/19/24	350,000	364,717
3.550%, 11/19/26	250,000	261,825
3.500%, 9/15/27	290,000	298,382
3.900%, 11/19/29	500,000	520,560

		1,532,921

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,227,717
4.150%, 11/1/25	125,000	144,186
3.875%, 4/15/27	500,000	573,024
Dollar Tree, Inc.
3.700%, 5/15/23	875,000	937,800
4.000%, 5/15/25	2,000,000	2,254,280
Kohl’s Corp.
4.250%, 7/17/25	750,000	731,172
Nordstrom, Inc.
4.000%, 10/15/21	600,000	600,734
4.000%, 3/15/27	210,000	175,845
Target Corp.
2.500%, 4/15/26	2,000,000	2,191,098
3.375%, 4/15/29	750,000	863,124

		9,698,980

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	166,210
4.500%, 12/1/23	1,000,000	1,091,290
AutoNation, Inc.
3.500%, 11/15/24	400,000	412,230
4.500%, 10/1/25	215,000	231,048
3.800%, 11/15/27	500,000	517,588
AutoZone, Inc.
3.700%, 4/15/22	350,000	364,226
3.125%, 4/18/24	500,000	539,281
3.250%, 4/15/25	333,000	365,550
3.125%, 4/21/26	125,000	135,605
3.750%, 4/18/29	500,000	567,366
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,160,083
Home Depot, Inc. (The)
3.250%, 3/1/22 (x)	155,000	162,489
2.625%, 6/1/22	1,750,000	1,823,153
2.700%, 4/1/23	800,000	844,831
3.750%, 2/15/24	1,000,000	1,102,781
3.350%, 9/15/25	490,000	551,464
3.000%, 4/1/26	750,000	839,700
2.125%, 9/15/26	625,000	669,966
2.800%, 9/14/27	750,000	833,104
3.900%, 12/6/28	290,000	346,255
2.950%, 6/15/29	455,000	509,463
Lowe’s Cos., Inc.
3.120%, 4/15/22	750,000	776,076
3.875%, 9/15/23	1,000,000	1,092,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 9/15/24	$500,000	$543,782
3.375%, 9/15/25	510,000	570,755
2.500%, 4/15/26	750,000	810,139
3.100%, 5/3/27	750,000	830,670
3.650%, 4/5/29	680,000	774,714
O’Reilly Automotive, Inc.
4.625%, 9/15/21	300,000	311,666
3.800%, 9/1/22	300,000	314,393
3.850%, 6/15/23	250,000	267,481
3.550%, 3/15/26	500,000	560,514
4.350%, 6/1/28	800,000	933,247
TJX Cos., Inc. (The)
2.500%, 5/15/23	450,000	472,164
2.250%, 9/15/26	500,000	531,948
3.875%, 4/15/30	2,500,000	2,938,159

		24,961,905

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.250%, 5/1/23	450,000	476,410
2.375%, 11/1/26	1,000,000	1,092,390
Ralph Lauren Corp.
1.700%, 6/15/22	60,000	60,994
3.750%, 9/15/25	350,000	388,766
2.950%, 6/15/30	130,000	133,461
Tapestry, Inc.
3.000%, 7/15/22	500,000	491,816
4.250%, 4/1/25	500,000	487,651
VF Corp.
2.400%, 4/23/25	1,000,000	1,049,343
2.950%, 4/23/30	2,000,000	2,135,805

		6,316,636

Total Consumer Discretionary		113,588,457

Consumer Staples (2.4%)
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	8,935,000	10,137,890
4.000%, 4/13/28	1,345,000	1,553,973
4.750%, 1/23/29	3,470,000	4,169,061
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	259,880
Brown-Forman Corp.
3.500%, 4/15/25	210,000	234,628
Coca-Cola Co. (The)
1.550%, 9/1/21 (x)	750,000	759,225
3.300%, 9/1/21	1,000,000	1,032,582
2.200%, 5/25/22	355,000	367,039
2.500%, 4/1/23	1,000,000	1,054,814
3.200%, 11/1/23	650,000	706,694
1.750%, 9/6/24	750,000	785,721
2.875%, 10/27/25	850,000	940,257
2.550%, 6/1/26	500,000	547,727
2.250%, 9/1/26	1,000,000	1,077,359
2.900%, 5/25/27	500,000	557,225
1.450%, 6/1/27	300,000	305,561
2.125%, 9/6/29	750,000	795,493
1.650%, 6/1/30	510,000	519,221
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	275,628
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,354,084
Constellation Brands, Inc.
2.700%, 5/9/22	225,000	233,270
2.650%, 11/7/22	500,000	521,516
3.200%, 2/15/23	1,000,000	1,059,772
4.250%, 5/1/23	1,470,000	1,606,849
4.400%, 11/15/25	335,000	385,959
3.700%, 12/6/26	750,000	838,456
3.500%, 5/9/27	300,000	331,223
3.600%, 2/15/28	1,000,000	1,106,395
4.650%, 11/15/28	310,000	367,932
3.150%, 8/1/29	750,000	807,563
Diageo Capital plc
2.625%, 4/29/23 (x)	1,500,000	1,571,129
3.500%, 9/18/23	465,000	504,724
2.125%, 10/24/24	500,000	525,003
1.375%, 9/29/25	245,000	248,270
3.875%, 5/18/28	400,000	466,561
2.375%, 10/24/29	410,000	437,030
2.000%, 4/29/30	245,000	252,910
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,041,710
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	155,437
Keurig Dr Pepper, Inc.
4.057%, 5/25/23	750,000	812,548
3.130%, 12/15/23	500,000	533,943
4.417%, 5/25/25	1,100,000	1,268,520
3.400%, 11/15/25	1,250,000	1,379,195
2.550%, 9/15/26	200,000	211,921
4.597%, 5/25/28	1,000,000	1,199,346
Molson Coors Beverage Co.
2.100%, 7/15/21	500,000	506,776
3.500%, 5/1/22	500,000	520,624
3.000%, 7/15/26	680,000	697,724
PepsiCo, Inc.
1.700%, 10/6/21	1,250,000	1,268,869
2.750%, 3/5/22	1,750,000	1,816,329
2.250%, 5/2/22	750,000	773,303
3.100%, 7/17/22	750,000	789,653
2.750%, 3/1/23	1,000,000	1,058,995
0.750%, 5/1/23	285,000	287,516
3.600%, 3/1/24	1,000,000	1,098,158
2.250%, 3/19/25	350,000	374,144
3.500%, 7/17/25	750,000	846,613
2.850%, 2/24/26	300,000	332,065
2.375%, 10/6/26	670,000	724,728
2.625%, 3/19/27	350,000	382,790
3.000%, 10/15/27	750,000	836,486
2.625%, 7/29/29	375,000	413,381
2.750%, 3/19/30	350,000	390,082
1.625%, 5/1/30	190,000	191,757

		58,611,237

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
2.300%, 5/18/22	1,750,000	1,805,550
3.000%, 5/18/27	2,500,000	2,814,511
Kroger Co. (The)
2.950%, 11/1/21	960,000	984,662
3.400%, 4/15/22	350,000	363,589
3.850%, 8/1/23	1,250,000	1,357,834
4.000%, 2/1/24	190,000	209,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.650%, 10/15/26	$600,000	$655,902
4.500%, 1/15/29	350,000	424,687
Sysco Corp.
2.500%, 7/15/21	715,000	724,641
3.550%, 3/15/25	500,000	538,794
3.300%, 7/15/26	1,000,000	1,067,018
3.250%, 7/15/27	1,150,000	1,231,395
2.400%, 2/15/30	115,000	113,622
Walgreen Co.
3.100%, 9/15/22	1,281,000	1,339,527
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	940,000	968,797
3.800%, 11/18/24	2,000,000	2,200,199
3.450%, 6/1/26	1,500,000	1,625,583
Walmart, Inc.
2.350%, 12/15/22	1,000,000	1,044,475
2.550%, 4/11/23	1,650,000	1,736,565
3.400%, 6/26/23	1,750,000	1,900,962
3.300%, 4/22/24	2,000,000	2,189,411
2.850%, 7/8/24	585,000	632,754
2.650%, 12/15/24	975,000	1,053,902
3.550%, 6/26/25	1,200,000	1,359,249
3.050%, 7/8/26	415,000	466,377
3.700%, 6/26/28	2,000,000	2,354,237
2.375%, 9/24/29	160,000	174,031

		31,338,174

Food Products (0.6%)
Archer-Daniels-Midland Co.
3.375%, 3/15/22	590,000	612,349
2.500%, 8/11/26	500,000	542,488
Bunge Ltd. Finance Corp.
3.000%, 9/25/22	230,000	238,010
4.350%, 3/15/24	750,000	818,869
3.250%, 8/15/26	215,000	221,495
3.750%, 9/25/27	225,000	235,424
Campbell Soup Co.
2.500%, 8/2/22	363,000	373,628
3.650%, 3/15/23	286,000	305,619
3.950%, 3/15/25	750,000	842,538
3.300%, 3/19/25	450,000	485,935
4.150%, 3/15/28	1,000,000	1,158,414
Conagra Brands, Inc.
3.800%, 10/22/21	290,000	301,070
3.200%, 1/25/23	1,805,000	1,902,675
4.300%, 5/1/24	300,000	332,522
4.600%, 11/1/25	535,000	616,800
4.850%, 11/1/28	885,000	1,062,450
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	571,922
General Mills, Inc.
3.150%, 12/15/21	1,000,000	1,027,616
2.600%, 10/12/22	500,000	519,474
3.700%, 10/17/23	480,000	522,657
4.000%, 4/17/25	500,000	564,853
4.200%, 4/17/28	375,000	439,799
Hershey Co. (The)
3.375%, 5/15/23	475,000	509,748
2.050%, 11/15/24	200,000	210,872
0.900%, 6/1/25	215,000	214,768
3.200%, 8/21/25	300,000	334,218
2.300%, 8/15/26	500,000	540,016
2.450%, 11/15/29	200,000	216,218
1.700%, 6/1/30	390,000	399,030
Hormel Foods Corp.
1.800%, 6/11/30	415,000	422,223
Ingredion, Inc.
3.200%, 10/1/26	200,000	216,673
J M Smucker Co. (The)
3.500%, 10/15/21	750,000	777,002
3.500%, 3/15/25	720,000	797,909
3.375%, 12/15/27	850,000	936,540
2.375%, 3/15/30	185,000	188,851
Kellogg Co.
3.125%, 5/17/22 (x)	500,000	520,979
2.650%, 12/1/23	917,000	968,042
3.400%, 11/15/27	650,000	722,949
4.300%, 5/15/28	500,000	584,686
McCormick & Co., Inc.
2.700%, 8/15/22	500,000	519,862
3.150%, 8/15/24	500,000	540,372
3.400%, 8/15/27	750,000	834,341
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	706,608
Mondelez International, Inc.
0.625%, 7/1/22	675,000	675,203
3.625%, 5/7/23	750,000	807,079
1.500%, 5/4/25	290,000	295,182
3.625%, 2/13/26	750,000	844,089
4.125%, 5/7/28	750,000	885,214
2.750%, 4/13/30	335,000	359,356
Tyson Foods, Inc.
2.250%, 8/23/21	165,000	167,537
4.500%, 6/15/22	1,375,000	1,449,905
3.900%, 9/28/23	280,000	305,454
4.000%, 3/1/26	250,000	285,647
3.550%, 6/2/27	975,000	1,077,469
4.350%, 3/1/29	325,000	381,818
Unilever Capital Corp.
1.375%, 7/28/21	295,000	298,298
3.000%, 3/7/22	500,000	520,760
2.200%, 5/5/22	1,000,000	1,029,654
3.125%, 3/22/23	750,000	799,407
3.250%, 3/7/24	585,000	636,809
2.600%, 5/5/24	930,000	992,399
3.375%, 3/22/25	500,000	558,022
3.100%, 7/30/25	300,000	333,079
2.000%, 7/28/26	250,000	264,457
2.900%, 5/5/27	1,000,000	1,103,513
3.500%, 3/22/28	1,000,000	1,149,403
2.125%, 9/6/29	500,000	527,627

		40,605,895

Household Products (0.2%)
Clorox Co. (The)
3.800%, 11/15/21	500,000	520,894
3.050%, 9/15/22	610,000	640,488
3.500%, 12/15/24	500,000	554,616
3.100%, 10/1/27	500,000	557,567
3.900%, 5/15/28	500,000	586,884
1.800%, 5/15/30	140,000	141,196
Colgate-Palmolive Co.
2.300%, 5/3/22	1,000,000	1,033,710
2.250%, 11/15/22	300,000	312,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.100%, 5/1/23	$1,000,000	$1,045,181
3.250%, 3/15/24	500,000	549,333
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	330,142
2.750%, 2/15/26	250,000	273,556
3.950%, 11/1/28	375,000	447,297
3.200%, 4/25/29	750,000	852,399
Procter & Gamble Co. (The)
1.700%, 11/3/21	500,000	508,668
2.150%, 8/11/22 (x)	1,000,000	1,035,512
3.100%, 8/15/23	2,625,000	2,836,716
2.450%, 11/3/26	500,000	547,861
2.850%, 8/11/27 (x)	1,000,000	1,119,731

		13,894,311

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	150,000	157,963
3.150%, 3/15/27	500,000	574,106

		732,069

Tobacco (0.4%)
Altria Group, Inc.
3.490%, 2/14/22	185,000	193,033
2.850%, 8/9/22	1,700,000	1,771,142
2.950%, 5/2/23	156,000	164,070
3.800%, 2/14/24	415,000	453,542
2.350%, 5/6/25	385,000	403,677
4.400%, 2/14/26	375,000	430,049
2.625%, 9/16/26	430,000	452,583
4.800%, 2/14/29	3,625,000	4,201,477
3.400%, 5/6/30	2,240,000	2,410,447
BAT Capital Corp.
2.764%, 8/15/22	1,250,000	1,294,275
3.222%, 8/15/24	1,250,000	1,334,223
2.789%, 9/6/24	525,000	551,182
3.215%, 9/6/26	750,000	803,752
3.557%, 8/15/27	2,250,000	2,437,780
3.462%, 9/6/29	750,000	795,052
Philip Morris International, Inc.
2.625%, 2/18/22	375,000	386,353
2.375%, 8/17/22	1,000,000	1,034,067
2.500%, 8/22/22	1,000,000	1,036,925
2.500%, 11/2/22	600,000	624,379
2.625%, 3/6/23	1,150,000	1,208,077
1.125%, 5/1/23	150,000	151,738
2.125%, 5/10/23 (x)	625,000	650,115
3.600%, 11/15/23	600,000	656,672
2.875%, 5/1/24	500,000	538,637
3.250%, 11/10/24	500,000	548,917
1.500%, 5/1/25	205,000	209,196
3.375%, 8/11/25	250,000	278,188
3.125%, 8/17/27	1,000,000	1,110,474
2.100%, 5/1/30	120,000	123,383
Reynolds American, Inc.
4.000%, 6/12/22	600,000	633,459
4.850%, 9/15/23	1,500,000	1,668,696
4.450%, 6/12/25	2,035,000	2,292,690

		30,848,250

Total Consumer Staples		176,029,936

Energy (2.5%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	1,000,000	1,044,514
3.337%, 12/15/27	1,250,000	1,333,710
3.138%, 11/7/29	215,000	224,503
4.486%, 5/1/30	145,000	167,309
Halliburton Co.
3.250%, 11/15/21	350,000	358,975
3.500%, 8/1/23	43,000	45,175
3.800%, 11/15/25	96,000	103,955
Helmerich & Payne, Inc.
4.650%, 3/15/25	300,000	317,535
National Oilwell Varco, Inc.
2.600%, 12/1/22	196,000	197,244
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,610,500
2.650%, 6/26/30	600,000	609,441
TechnipFMC plc
3.450%, 10/1/22	400,000	407,777

		6,420,638

Oil, Gas & Consumable Fuels (2.4%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	537,391
5.950%, 6/1/26	250,000	281,219
4.800%, 5/3/29	415,000	442,609
BP Capital Markets America, Inc.
2.112%, 9/16/21	650,000	661,130
3.245%, 5/6/22	375,000	392,436
2.520%, 9/19/22	500,000	518,249
2.750%, 5/10/23	1,000,000	1,056,190
3.216%, 11/28/23	500,000	537,109
3.790%, 2/6/24	415,000	453,973
3.224%, 4/14/24	1,500,000	1,616,167
3.410%, 2/11/26	750,000	831,588
3.119%, 5/4/26	500,000	546,348
4.234%, 11/6/28	1,250,000	1,454,003
BP Capital Markets plc
3.561%, 11/1/21	1,500,000	1,555,647
2.500%, 11/6/22	1,500,000	1,561,847
3.994%, 9/26/23	500,000	547,439
3.814%, 2/10/24	1,150,000	1,263,582
3.535%, 11/4/24	1,150,000	1,262,315
3.279%, 9/19/27	3,250,000	3,545,693
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,471,069
3.800%, 4/15/24	64,000	68,258
2.050%, 7/15/25	350,000	350,190
3.850%, 6/1/27	1,300,000	1,386,493
2.950%, 7/15/30	350,000	348,777
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,741,450
3.700%, 11/15/29§	3,645,000	3,726,721
Chevron Corp.
2.411%, 3/3/22	500,000	516,093
2.355%, 12/5/22	800,000	832,875
1.141%, 5/11/23	95,000	96,628
2.566%, 5/16/23	1,250,000	1,320,864
3.191%, 6/24/23	1,425,000	1,525,607
1.554%, 5/11/25	435,000	445,908
3.326%, 11/17/25	1,000,000	1,122,143

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.954%, 5/16/26	$1,500,000	$1,661,590
1.995%, 5/11/27	250,000	260,137
2.236%, 5/11/30	325,000	340,223
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,060,116
4.375%, 3/15/29 (x)	350,000	357,945
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	2,450,000	2,559,484
2.875%, 9/30/29	600,000	635,438
CNOOC Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,208,969
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23	200,000	212,875
3.500%, 5/5/25	1,600,000	1,740,500
4.375%, 5/2/28	200,000	232,813
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	456,698
Concho Resources, Inc.
4.375%, 1/15/25	750,000	771,995
3.750%, 10/1/27	750,000	802,509
ConocoPhillips Co.
4.950%, 3/15/26	750,000	903,784
Devon Energy Corp.
5.850%, 12/15/25	500,000	546,875
Diamondback Energy, Inc.
2.875%, 12/1/24	935,000	933,981
4.750%, 5/31/25	335,000	359,227
3.250%, 12/1/26	765,000	771,694
Ecopetrol SA
5.875%, 9/18/23	1,000,000	1,074,000
4.125%, 1/16/25	1,000,000	999,375
Enable Midstream Partners LP
3.900%, 5/15/24 (e)	750,000	734,896
4.950%, 5/15/28	300,000	277,902
4.150%, 9/15/29	750,000	654,749
Enbridge Energy Partners LP
4.200%, 9/15/21	500,000	517,772
Enbridge, Inc.
2.900%, 7/15/22	500,000	518,451
3.500%, 6/10/24	1,000,000	1,080,717
2.500%, 1/15/25	350,000	365,495
4.250%, 12/1/26	500,000	570,727
3.700%, 7/15/27	1,250,000	1,371,426
3.125%, 11/15/29	750,000	780,899
Energy Transfer Operating LP
5.200%, 2/1/22	1,000,000	1,055,742
3.600%, 2/1/23	1,150,000	1,197,397
4.200%, 9/15/23	250,000	266,061
4.500%, 4/15/24	250,000	271,113
4.050%, 3/15/25	2,000,000	2,123,293
2.900%, 5/15/25	770,000	787,688
4.750%, 1/15/26	1,250,000	1,353,923
4.950%, 6/15/28	375,000	405,369
Enterprise Products Operating LLC
3.500%, 2/1/22	400,000	417,295
4.050%, 2/15/22	500,000	525,236
3.350%, 3/15/23	1,356,000	1,446,228
3.750%, 2/15/25	1,415,000	1,571,473
4.150%, 10/16/28	600,000	686,140
3.125%, 7/31/29	750,000	800,596
2.800%, 1/31/30	440,000	458,367
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78 (k)	500,000	453,125
Series D
(ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77 (k)	750,000	649,755
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77 (k)	750,000	699,375
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	2,196,221
4.150%, 1/15/26	500,000	575,099
Equinor ASA
2.750%, 11/10/21	1,000,000	1,028,938
3.150%, 1/23/22	1,000,000	1,039,443
2.450%, 1/17/23	500,000	522,469
2.650%, 1/15/24	500,000	531,880
3.700%, 3/1/24	1,000,000	1,107,606
3.250%, 11/10/24	600,000	658,550
1.750%, 1/22/26	415,000	424,597
3.625%, 9/10/28	600,000	690,806
2.375%, 5/22/30	375,000	388,975
Exxon Mobil Corp.
2.397%, 3/6/22	250,000	258,113
1.902%, 8/16/22	300,000	308,362
2.726%, 3/1/23	1,680,000	1,767,545
1.571%, 4/15/23	1,000,000	1,026,390
3.176%, 3/15/24	2,000,000	2,161,054
2.019%, 8/16/24	500,000	521,824
2.709%, 3/6/25	1,000,000	1,073,454
3.043%, 3/1/26	2,025,000	2,224,281
2.275%, 8/16/26	500,000	533,250
2.440%, 8/16/29	750,000	791,372
3.482%, 3/19/30	5,000,000	5,702,323
HollyFrontier Corp.
5.875%, 4/1/26	250,000	276,038
Husky Energy, Inc.
3.950%, 4/15/22 (x)	2,000,000	2,045,601
4.000%, 4/15/24	125,000	128,202
Kinder Morgan Energy Partners LP
4.150%, 3/1/22	500,000	525,044
3.950%, 9/1/22	1,750,000	1,850,038
3.450%, 2/15/23	500,000	526,423
3.500%, 9/1/23	100,000	106,944
4.250%, 9/1/24	750,000	831,113
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	785,572
4.300%, 3/1/28	1,250,000	1,419,819
Magellan Midstream Partners LP
5.000%, 3/1/26	250,000	288,706
3.250%, 6/1/30	250,000	264,518
Marathon Oil Corp.
2.800%, 11/1/22	875,000	871,986
3.850%, 6/1/25	750,000	759,471
4.400%, 7/15/27	750,000	738,933
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	1,121,892
5.125%, 12/15/26	2,000,000	2,307,564
3.800%, 4/1/28	300,000	319,848
MPLX LP
3.500%, 12/1/22	865,000	900,764
3.375%, 3/15/23	500,000	522,645
4.875%, 12/1/24	1,000,000	1,110,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 2/15/25	$300,000	$322,401
4.875%, 6/1/25	1,500,000	1,670,850
4.125%, 3/1/27	2,085,000	2,222,391
Noble Energy, Inc.
3.900%, 11/15/24	1,500,000	1,505,513
ONEOK Partners LP
3.375%, 10/1/22	150,000	155,140
5.000%, 9/15/23	1,000,000	1,078,246
ONEOK, Inc.
2.750%, 9/1/24	350,000	352,507
2.200%, 9/15/25	350,000	343,439
5.850%, 1/15/26	160,000	183,216
4.000%, 7/13/27	225,000	227,805
4.550%, 7/15/28	2,000,000	2,097,078
4.350%, 3/15/29	500,000	528,855
3.400%, 9/1/29	500,000	486,377
3.100%, 3/15/30	350,000	322,831
Ovintiv, Inc.
3.900%, 11/15/21	500,000	496,525
Petroleos Mexicanos
2.460%, 12/15/25	550,000	566,316
Phillips 66
4.300%, 4/1/22	2,250,000	2,386,221
3.850%, 4/9/25	500,000	555,171
3.900%, 3/15/28	500,000	561,721
Phillips 66 Partners LP
2.450%, 12/15/24	250,000	256,198
3.605%, 2/15/25	1,000,000	1,069,692
3.550%, 10/1/26	300,000	326,861
Pioneer Natural Resources Co.
4.450%, 1/15/26 (x)	1,250,000	1,437,620
Plains All American Pipeline LP
3.850%, 10/15/23	250,000	259,312
3.600%, 11/1/24	1,250,000	1,267,188
4.500%, 12/15/26	500,000	523,495
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,215,000	2,502,091
5.625%, 3/1/25	1,215,000	1,393,406
5.000%, 3/15/27	3,000,000	3,343,059
4.500%, 5/15/30§	225,000	248,734
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	1,092,815
3.375%, 10/15/26	315,000	344,024
Suncor Energy, Inc.
2.800%, 5/15/23	325,000	339,336
3.100%, 5/15/25	190,000	202,773
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	775,401
4.250%, 4/1/24	1,000,000	1,067,789
5.950%, 12/1/25	250,000	289,068
3.900%, 7/15/26	500,000	525,603
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,074,905
3.900%, 5/25/27	200,000	215,634
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	1,062,284
Total Capital International SA
2.218%, 7/12/21	310,000	315,222
2.875%, 2/17/22	250,000	259,211
2.700%, 1/25/23	1,187,000	1,249,776
3.750%, 4/10/24	2,000,000	2,209,587
2.434%, 1/10/25	500,000	531,193
3.455%, 2/19/29	750,000	855,105
Total Capital SA
4.250%, 12/15/21	500,000	526,260
3.883%, 10/11/28	250,000	288,576
TransCanada PipeLines Ltd.
2.500%, 8/1/22	850,000	877,021
4.875%, 1/15/26	550,000	650,278
4.250%, 5/15/28	1,750,000	2,004,899
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	560,350
3.250%, 5/15/30§	250,000	265,795
Valero Energy Corp.
3.650%, 3/15/25 (x)	600,000	652,456
3.400%, 9/15/26 (x)	350,000	383,217
4.350%, 6/1/28	350,000	396,439
4.000%, 4/1/29	765,000	846,904
Valero Energy Partners LP
4.375%, 12/15/26	215,000	244,135
4.500%, 3/15/28	500,000	576,009
Williams Cos., Inc. (The)
4.000%, 11/15/21	750,000	776,837
3.600%, 3/15/22	1,500,000	1,561,697
3.350%, 8/15/22	1,200,000	1,243,755
3.700%, 1/15/23	325,000	345,033
4.500%, 11/15/23	1,000,000	1,100,484
4.550%, 6/24/24	1,270,000	1,406,166
4.000%, 9/15/25	2,500,000	2,769,296
3.750%, 6/15/27	500,000	532,627

		177,291,610

Total Energy		183,712,248

Financials (13.8%)
Banks (8.8%)
Associated Bank NA
3.500%, 8/13/21	250,000	255,352
Australia & New Zealand Banking Group Ltd.
2.550%, 11/23/21	1,250,000	1,285,437
2.625%, 5/19/22	750,000	778,875
2.625%, 11/9/22	500,000	525,454
2.050%, 11/21/22	750,000	775,336
3.700%, 11/16/25	1,000,000	1,141,705
Banco Santander SA
3.500%, 4/11/22	1,000,000	1,037,874
3.125%, 2/23/23	570,000	592,937
3.848%, 4/12/23	1,200,000	1,275,855
2.706%, 6/27/24	800,000	843,238
2.746%, 5/28/25	200,000	206,918
5.179%, 11/19/25	1,000,000	1,120,843
4.250%, 4/11/27	1,000,000	1,099,118
4.379%, 4/12/28	1,200,000	1,340,347
3.306%, 6/27/29	800,000	855,813
3.490%, 5/28/30	200,000	214,229
Bank of America Corp.
2.503%, 10/21/22	4,250,000	4,350,908
3.300%, 1/11/23	4,300,000	4,578,975
4.100%, 7/24/23	2,000,000	2,194,313
4.125%, 1/22/24	1,200,000	1,329,525
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24 (k)	2,000,000	2,132,523
4.000%, 4/1/24	5,000,000	5,535,285
(SOFR + 1.46%), 1.486%, 5/19/24 (k)	750,000	761,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24 (k)	$2,000,000	$2,168,828
4.200%, 8/26/24	625,000	691,058
4.000%, 1/22/25	1,000,000	1,104,906
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25 (k)	1,500,000	1,624,685
3.875%, 8/1/25	2,000,000	2,260,742
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25 (k)	1,150,000	1,239,976
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25 (k)	1,000,000	1,050,914
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26 (k)	4,750,000	5,187,393
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26 (k)	1,000,000	1,032,922
4.450%, 3/3/26	655,000	753,929
3.500%, 4/19/26	3,000,000	3,377,931
(SOFR + 1.15%), 1.319%, 6/19/26 (k)	1,750,000	1,754,541
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27 (k)	1,500,000	1,673,421
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	1,000,000	1,128,067
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)	1,500,000	1,692,341
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28 (k)	5,000,000	5,593,789
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	4,450,000	4,955,832
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29 (k)	2,000,000	2,295,430
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29 (k)	2,250,000	2,640,810
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30 (k)	1,300,000	1,436,267
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)	1,000,000	1,043,815
Series L 3.950%, 4/21/25	2,450,000	2,712,187
Bank of Montreal
1.900%, 8/27/21	2,000,000	2,032,968
2.900%, 3/26/22	1,250,000	1,300,579
2.350%, 9/11/22	500,000	519,944
2.050%, 11/1/22	600,000	620,809
2.550%, 11/6/22	1,300,000	1,360,155
2.500%, 6/28/24	500,000	528,441
Series E 3.300%, 2/5/24	1,000,000	1,083,389
Bank of Nova Scotia (The)
2.800%, 7/21/21	1,000,000	1,025,699
2.700%, 3/7/22	250,000	259,513
2.450%, 9/19/22	3,050,000	3,175,432
2.000%, 11/15/22	750,000	771,266
2.375%, 1/18/23	350,000	364,356
1.950%, 2/1/23	750,000	772,657
3.400%, 2/11/24	750,000	814,771
2.200%, 2/3/25	750,000	786,987
1.300%, 6/11/25	750,000	755,109
2.700%, 8/3/26	750,000	822,496
BankUnited, Inc.
5.125%, 6/11/30	750,000	762,710
Barclays Bank plc
1.700%, 5/12/22	785,000	798,421
Barclays plc
3.200%, 8/10/21	750,000	773,147
3.684%, 1/10/23	560,000	580,098
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23 (k)	1,310,000	1,378,523
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24 (k)	1,000,000	1,077,433
3.650%, 3/16/25	1,750,000	1,898,655
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	750,000	809,533
4.375%, 1/12/26	1,500,000	1,690,089
(ICE LIBOR USD 3 Month + 2.45%), 2.852%, 5/7/26 (k)	4,485,000	4,667,025
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)	1,000,000	1,166,489
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30 (k)	5,000,000	5,633,085
BBVA USA
2.875%, 6/29/22	750,000	768,233
2.500%, 8/27/24	500,000	506,372
3.875%, 4/10/25	1,000,000	1,059,290
BNP Paribas SA
3.250%, 3/3/23	650,000	697,823
4.250%, 10/15/24	1,000,000	1,092,064
Canadian Imperial Bank of Commerce
2.550%, 6/16/22	1,000,000	1,039,832
0.950%, 6/23/23	575,000	575,975
(ICE LIBOR USD 3 Month + 0.79%), 2.606%, 7/22/23 (k)	650,000	672,238
3.500%, 9/13/23	500,000	544,917
3.100%, 4/2/24	750,000	805,324
2.250%, 1/28/25	750,000	782,868
Capital One Bank USA NA
3.375%, 2/15/23	1,000,000	1,048,949
Citibank NA
3.400%, 7/23/21	1,250,000	1,286,920
Citigroup, Inc.
2.350%, 8/2/21	1,000,000	1,019,259
2.900%, 12/8/21	2,000,000	2,059,147
4.500%, 1/14/22	200,000	211,519
2.750%, 4/25/22	1,275,000	1,319,410
4.050%, 7/30/22	150,000	159,145
2.700%, 10/27/22	2,500,000	2,605,642
(SOFR + 0.87%), 2.312%, 11/4/22 (k)	700,000	714,550
3.375%, 3/1/23 (x)	1,150,000	1,225,149
3.500%, 5/15/23	1,000,000	1,064,950
3.875%, 10/25/23	1,550,000	1,695,835
(SOFR + 1.67%), 1.678%, 5/15/24 (k)	500,000	508,654
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24 (k)	1,150,000	1,246,410
3.750%, 6/16/24	500,000	551,893
4.000%, 8/5/24	2,500,000	2,720,509
3.875%, 3/26/25	500,000	545,619
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25 (k)	1,500,000	1,618,611
3.300%, 4/27/25	1,000,000	1,098,169
4.400%, 6/10/25	650,000	727,969
3.700%, 1/12/26	3,000,000	3,350,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.600%, 3/9/26	$595,000	$676,269
(SOFR + 2.75%), 3.106%, 4/8/26 (k)	2,500,000	2,689,678
3.400%, 5/1/26	2,500,000	2,762,522
3.200%, 10/21/26	3,250,000	3,554,678
4.450%, 9/29/27	1,250,000	1,420,661
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	3,000,000	3,333,647
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28 (k)	2,500,000	2,771,366
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)	2,000,000	2,271,820
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)	1,750,000	1,992,409
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,321,243
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,552,084
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	2,064,000
Citizens Bank NA
3.250%, 2/14/22	250,000	259,269
2.650%, 5/26/22	505,000	520,637
3.700%, 3/29/23	500,000	535,588
2.250%, 4/28/25	400,000	422,323
3.750%, 2/18/26	500,000	561,602
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	360,257
4.300%, 12/3/25	750,000	841,982
2.850%, 7/27/26	500,000	540,835
2.500%, 2/6/30	150,000	151,268
3.250%, 4/30/30	470,000	503,813
Comerica Bank
2.500%, 7/23/24	300,000	315,714
4.000%, 7/27/25	250,000	269,639
Comerica, Inc.
3.700%, 7/31/23	375,000	404,304
4.000%, 2/1/29	450,000	506,109
Cooperatieve Rabobank UA 2.750%, 1/10/22	595,000	615,218
3.875%, 2/8/22	2,812,000	2,961,851
3.950%, 11/9/22	1,000,000	1,058,550
2.750%, 1/10/23	1,750,000	1,845,462
4.625%, 12/1/23	1,000,000	1,100,154
3.375%, 5/21/25	1,000,000	1,108,553
4.375%, 8/4/25	500,000	561,633
3.750%, 7/21/26	815,000	895,260
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22	2,500,000	2,655,072
3.800%, 6/9/23	1,000,000	1,074,101
3.750%, 3/26/25	750,000	822,724
4.550%, 4/17/26	2,000,000	2,299,907
Discover Bank
3.200%, 8/9/21	350,000	356,131
3.350%, 2/6/23	250,000	265,073
4.200%, 8/8/23	550,000	599,988
2.450%, 9/12/24	750,000	784,703
3.450%, 7/27/26	840,000	902,461
4.650%, 9/13/28	625,000	717,886
2.700%, 2/6/30	250,000	249,982
Fifth Third Bancorp
2.600%, 6/15/22	800,000	828,507
4.300%, 1/16/24	700,000	774,090
3.650%, 1/25/24	750,000	814,139
2.375%, 1/28/25	250,000	262,091
3.950%, 3/14/28	750,000	862,998
Fifth Third Bank NA
3.350%, 7/26/21	605,000	621,722
1.800%, 1/30/23	250,000	256,465
3.950%, 7/28/25	645,000	739,732
3.850%, 3/15/26	600,000	666,128
2.250%, 2/1/27	300,000	314,494
First Horizon National Corp.
3.550%, 5/26/23	500,000	515,113
4.000%, 5/26/25	500,000	522,918
First Republic Bank
2.500%, 6/6/22	500,000	514,642
(SOFR + 0.62%), 1.912%, 2/12/24 (k)	250,000	256,502
FNB Corp.
2.200%, 2/24/23	90,000	90,176
HSBC Holdings plc
2.650%, 1/5/22	1,500,000	1,541,682
4.875%, 1/14/22	750,000	796,712
4.000%, 3/30/22	1,650,000	1,741,200
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23 (k)	1,500,000	1,550,678
3.600%, 5/25/23	1,500,000	1,613,234
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23 (k)	300,000	312,668
4.250%, 3/14/24	1,700,000	1,823,508
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24 (k)	970,000	1,042,576
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25 (k)	875,000	944,965
4.250%, 8/18/25	1,600,000	1,740,606
(ICE LIBOR USD 3 Month + 1.14%), 2.633%, 11/7/25 (k)	830,000	859,558
3.900%, 5/25/26	1,140,000	1,264,800
(SOFR + 1.93%), 2.099%, 6/4/26 (k)	825,000	833,654
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26 (k)	3,500,000	3,885,097
4.375%, 11/23/26	1,815,000	2,021,463
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28 (k)	1,250,000	1,377,088
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)	1,120,000	1,285,525
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30 (k)	1,165,000	1,293,102
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	715,000	729,913
HSBC USA, Inc.
3.500%, 6/23/24	900,000	976,851
Huntington Bancshares, Inc.
2.300%, 1/14/22	2,800,000	2,855,683
2.625%, 8/6/24	500,000	528,873
4.000%, 5/15/25	350,000	396,565
2.550%, 2/4/30	500,000	515,919
Huntington National Bank (The)
3.125%, 4/1/22	430,000	446,742
2.500%, 8/7/22	750,000	780,527
1.800%, 2/3/23	350,000	360,253
3.550%, 10/6/23	500,000	543,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial & Commercial Bank of China Ltd.
2.452%, 10/20/21	$1,150,000	$1,170,485
2.957%, 11/8/22	500,000	519,375
3.538%, 11/8/27	500,000	549,531
ING Groep NV
3.150%, 3/29/22	1,250,000	1,297,361
4.100%, 10/2/23	1,500,000	1,643,325
3.550%, 4/9/24	750,000	813,367
3.950%, 3/29/27	1,250,000	1,436,750
4.050%, 4/9/29	560,000	656,024
JPMorgan Chase & Co.
4.350%, 8/15/21	300,000	313,059
3.250%, 9/23/22	2,849,000	3,009,235
2.972%, 1/15/23	3,250,000	3,368,798
3.200%, 1/25/23	4,369,000	4,636,284
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23 (k)	2,062,000	2,134,327
3.375%, 5/1/23	2,075,000	2,218,758
2.700%, 5/18/23	2,000,000	2,103,651
3.875%, 2/1/24	3,000,000	3,338,020
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24 (k)	1,125,000	1,204,476
3.625%, 5/13/24	3,000,000	3,303,342
(SOFR + 1.46%), 1.514%, 6/1/24 (k)	2,000,000	2,033,380
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24 (k)	1,250,000	1,376,805
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	2,365,000	2,542,083
3.900%, 7/15/25	3,000,000	3,382,331
(SOFR + 1.16%), 2.301%, 10/15/25 (k)	1,500,000	1,570,847
(SOFR + 1.59%), 2.005%, 3/13/26 (k)	555,000	574,883
3.300%, 4/1/26	2,000,000	2,227,795
3.200%, 6/15/26	1,750,000	1,945,863
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)	2,750,000	3,070,675
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	1,750,000	1,812,168
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	7,000,000	7,798,419
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29 (k)	1,500,000	1,724,241
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29 (k)	1,500,000	1,743,351
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	1,000,000	1,195,680
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30 (k)	625,000	712,850
(SOFR + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,855,313
(SOFR + 2.52%), 2.956%, 5/13/31 (k)	815,000	860,982
KeyBank NA
2.500%, 11/22/21	250,000	256,639
3.300%, 2/1/22	250,000	260,497
2.400%, 6/9/22	635,000	655,430
2.300%, 9/14/22	1,500,000	1,551,048
3.375%, 3/7/23 (x)	500,000	534,798
1.250%, 3/10/23	415,000	419,332
3.300%, 6/1/25	250,000	277,726
3.400%, 5/20/26	1,000,000	1,098,489
KeyCorp
4.150%, 10/29/25	310,000	355,650
2.250%, 4/6/27	750,000	788,248
Korea Development Bank (The)
4.625%, 11/16/21	250,000	262,656
2.625%, 2/27/22	2,000,000	2,061,875
3.000%, 3/19/22	250,000	259,531
3.000%, 9/14/22	1,000,000	1,047,813
3.375%, 3/12/23	500,000	532,570
2.750%, 3/19/23	500,000	525,156
3.750%, 1/22/24	500,000	548,750
3.250%, 2/19/24	350,000	378,656
2.125%, 10/1/24	390,000	407,256
1.750%, 2/18/25	250,000	258,380
Kreditanstalt fuer Wiederaufbau
2.375%, 8/25/21	1,500,000	1,536,160
1.750%, 9/15/21	3,950,000	4,020,218
2.000%, 11/30/21	2,000,000	2,048,780
2.625%, 1/25/22	3,000,000	3,110,370
2.500%, 2/15/22	2,250,000	2,331,185
2.125%, 3/7/22	3,500,000	3,609,073
2.125%, 6/15/22	3,000,000	3,108,713
2.000%, 10/4/22	2,312,000	2,401,960
2.375%, 12/29/22	4,015,000	4,224,379
2.125%, 1/17/23	3,350,000	3,506,902
1.625%, 2/15/23	1,750,000	1,811,559
2.625%, 2/28/24	2,125,000	2,301,905
1.375%, 8/5/24	2,250,000	2,341,166
2.500%, 11/20/24	5,000,000	5,448,357
2.000%, 5/2/25 (x)	3,000,000	3,213,437
2.875%, 4/3/28	1,750,000	2,036,792
1.750%, 9/14/29	525,000	561,013
Landwirtschaftliche Rentenbank
1.750%, 9/24/21	800,000	813,923
3.125%, 11/14/23	1,500,000	1,636,262
2.000%, 1/13/25	3,000,000	3,205,372
1.750%, 7/27/26	500,000	532,201
Series 36 2.000%, 12/6/21	1,000,000	1,023,811
Series 37 2.500%, 11/15/27 (x)	2,000,000	2,252,184
Series 40 0.500%, 5/27/25	730,000	730,639
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	383,312
3.000%, 1/11/22	1,365,000	1,408,253
(ICE LIBOR USD 3 Month + 1.25%), 2.858%, 3/17/23 (k)	750,000	772,073
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.326%, 6/15/23 (k)	200,000	201,120
4.050%, 8/16/23	750,000	814,788
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23 (k)	1,750,000	1,815,473
3.900%, 3/12/24	400,000	437,033
4.450%, 5/8/25	575,000	649,517
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)	1,000,000	1,085,677
4.582%, 12/10/25	1,000,000	1,103,523
4.650%, 3/24/26	1,750,000	1,946,568
3.750%, 1/11/27	1,385,000	1,532,880
4.375%, 3/22/28	1,350,000	1,553,522
4.550%, 8/16/28	850,000	993,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	$1,750,000	$1,899,538
M&T Bank Corp.
3.550%, 7/26/23	500,000	543,509
Manufacturers & Traders Trust Co.
2.500%, 5/18/22	500,000	516,505
2.900%, 2/6/25	1,000,000	1,082,998
3.400%, 8/17/27	330,000	358,885
Mitsubishi UFJ Financial Group, Inc.
3.535%, 7/26/21	290,000	299,100
2.190%, 9/13/21	746,000	760,049
2.998%, 2/22/22	1,250,000	1,296,606
3.218%, 3/7/22	500,000	520,865
2.623%, 7/18/22	750,000	777,761
3.455%, 3/2/23	1,000,000	1,065,524
3.761%, 7/26/23	1,750,000	1,895,671
2.527%, 9/13/23	760,000	795,298
3.407%, 3/7/24	750,000	809,893
2.801%, 7/18/24	1,000,000	1,058,814
2.193%, 2/25/25	1,000,000	1,033,792
3.777%, 3/2/25	1,000,000	1,100,894
3.850%, 3/1/26	216,000	245,578
2.757%, 9/13/26	1,250,000	1,332,169
3.677%, 2/22/27	1,000,000	1,110,801
3.287%, 7/25/27	1,000,000	1,096,783
3.961%, 3/2/28	1,500,000	1,712,133
4.050%, 9/11/28	1,000,000	1,154,685
3.741%, 3/7/29	750,000	848,430
3.195%, 7/18/29	1,000,000	1,092,338
2.559%, 2/25/30	1,000,000	1,033,825
Mizuho Financial Group, Inc.
2.273%, 9/13/21	850,000	865,924
2.953%, 2/28/22	1,150,000	1,190,186
2.601%, 9/11/22	1,000,000	1,036,223
3.549%, 3/5/23	1,000,000	1,066,337
(ICE LIBOR USD 3 Month + 0.84%), 2.721%, 7/16/23 (k)	235,000	242,450
(ICE LIBOR USD 3 Month + 0.98%), 2.839%, 7/16/25 (k)	750,000	786,267
(ICE LIBOR USD 3 Month + 1.10%), 2.555%, 9/13/25 (k)	500,000	519,555
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26 (k)	300,000	306,997
2.839%, 9/13/26	850,000	907,852
3.663%, 2/28/27	1,000,000	1,100,848
3.170%, 9/11/27 (x)	1,250,000	1,335,465
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29 (k)	1,000,000	1,155,376
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30 (k)	750,000	809,391
MUFG Americas Holdings Corp.
3.500%, 6/18/22	1,800,000	1,893,906
3.000%, 2/10/25	80,000	85,848
MUFG Union Bank NA
3.150%, 4/1/22	750,000	783,281
2.100%, 12/9/22	500,000	516,226
National Australia Bank Ltd.
1.875%, 7/12/21	1,000,000	1,014,805
3.375%, 9/20/21	500,000	517,609
3.700%, 11/4/21	650,000	677,691
1.875%, 12/13/22	750,000	771,665
3.000%, 1/20/23	1,350,000	1,428,168
2.875%, 4/12/23	750,000	793,740
3.625%, 6/20/23 (x)	500,000	541,583
3.375%, 1/14/26	750,000	840,868
2.500%, 7/12/26	1,500,000	1,615,980
National Bank of Canada
2.100%, 2/1/23	750,000	770,517
Oesterreichische Kontrollbank AG
2.875%, 9/7/21	1,625,000	1,673,123
2.375%, 10/1/21	1,500,000	1,537,610
2.625%, 1/31/22 (x)	750,000	776,744
2.875%, 3/13/23	750,000	800,421
3.125%, 11/7/23	2,750,000	3,001,374
1.500%, 2/12/25	375,000	392,676
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	311,793
PNC Bank NA
2.550%, 12/9/21	1,050,000	1,079,667
(ICE LIBOR USD 3 Month + 0.44%), 2.232%, 7/22/22 (k)	400,000	406,673
(ICE LIBOR USD 3 Month + 0.42%), 2.028%, 12/9/22 (k)	400,000	405,943
2.950%, 1/30/23	250,000	263,054
(ICE LIBOR USD 3 Month + 0.00%), 1.743%, 2/24/23 (k)	1,165,000	1,187,994
3.500%, 6/8/23	335,000	360,130
3.800%, 7/25/23	1,000,000	1,086,598
3.300%, 10/30/24	1,000,000	1,101,623
2.950%, 2/23/25	250,000	272,445
3.250%, 6/1/25	500,000	553,241
3.100%, 10/25/27	500,000	553,550
3.250%, 1/22/28	1,000,000	1,120,110
2.700%, 10/22/29	395,000	418,954
PNC Financial Services Group, Inc. (The)
2.854%, 11/9/22 (e)	2,000,000	2,099,500
3.500%, 1/23/24	175,000	191,121
3.900%, 4/29/24	500,000	550,180
2.200%, 11/1/24	500,000	527,391
2.600%, 7/23/26	350,000	379,968
3.150%, 5/19/27	750,000	837,262
3.450%, 4/23/29	750,000	868,398
2.550%, 1/22/30	750,000	805,421
Regions Financial Corp.
2.750%, 8/14/22	650,000	676,955
3.800%, 8/14/23	750,000	815,948
2.250%, 5/18/25	300,000	313,712
Royal Bank of Canada
2.750%, 2/1/22	750,000	776,461
2.800%, 4/29/22	750,000	780,714
1.950%, 1/17/23	625,000	644,894
3.700%, 10/5/23	1,500,000	1,638,640
2.550%, 7/16/24	750,000	796,583
2.250%, 11/1/24	750,000	790,791
1.150%, 6/10/25	530,000	529,994
4.650%, 1/27/26	2,000,000	2,336,908
Royal Bank of Scotland Group plc
6.125%, 12/15/22	1,965,000	2,143,079
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23 (k)	2,000,000	2,075,122
6.100%, 6/10/23	875,000	963,812
3.875%, 9/12/23	800,000	860,948
6.000%, 12/19/23	1,740,000	1,949,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.359%, 5/22/24 (k)	$200,000	$205,053
5.125%, 5/28/24	1,890,000	2,064,323
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24 (k)	2,000,000	2,171,932
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25 (k)	1,000,000	1,085,107
4.800%, 4/5/26	1,750,000	2,016,823
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	295,000	310,221
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29 (k)	550,000	644,696
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30 (k)	750,000	867,488
Santander Holdings USA, Inc.
4.450%, 12/3/21	145,000	150,253
3.700%, 3/28/22	1,590,000	1,636,356
3.400%, 1/18/23	750,000	780,384
3.500%, 6/7/24	350,000	368,293
3.450%, 6/2/25	500,000	519,646
4.500%, 7/17/25	1,500,000	1,622,997
4.400%, 7/13/27	485,000	522,956
Santander UK Group Holdings plc
2.875%, 8/5/21	1,250,000	1,277,479
3.571%, 1/10/23	520,000	538,525
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24 (k)	750,000	826,029
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)	750,000	817,029
Santander UK plc
3.750%, 11/15/21	500,000	519,675
2.100%, 1/13/23	750,000	771,813
4.000%, 3/13/24	1,000,000	1,102,230
2.875%, 6/18/24	750,000	795,496
Skandinaviska Enskilda Banken AB
1.875%, 9/13/21	800,000	812,643
2.800%, 3/11/22	750,000	777,532
Sumitomo Mitsui Banking Corp.
3.200%, 7/18/22	750,000	787,146
3.000%, 1/18/23	1,000,000	1,053,884
3.950%, 1/10/24	2,250,000	2,462,195
3.400%, 7/11/24	1,000,000	1,083,228
3.650%, 7/23/25	750,000	831,581
Sumitomo Mitsui Financial Group, Inc.
2.442%, 10/19/21	1,000,000	1,023,140
2.846%, 1/11/22	1,500,000	1,549,350
2.778%, 10/18/22	750,000	783,493
3.102%, 1/17/23	1,000,000	1,055,251
3.936%, 10/16/23	750,000	819,760
2.696%, 7/16/24	1,000,000	1,055,831
2.448%, 9/27/24	350,000	366,437
2.348%, 1/15/25	400,000	417,478
1.474%, 7/8/25	470,000	470,033
3.010%, 10/19/26	1,000,000	1,079,850
3.446%, 1/11/27	1,700,000	1,872,442
3.364%, 7/12/27	750,000	816,775
3.352%, 10/18/27	750,000	817,724
3.544%, 1/17/28	2,000,000	2,209,549
4.306%, 10/16/28	750,000	877,169
3.040%, 7/16/29	1,000,000	1,077,010
3.202%, 9/17/29	350,000	376,901
2.724%, 9/27/29	350,000	367,912
2.750%, 1/15/30	400,000	422,406
2.130%, 7/8/30	750,000	751,378
SVB Financial Group
3.125%, 6/5/30	300,000	321,652
Svenska Handelsbanken AB
1.875%, 9/7/21	505,000	513,119
3.900%, 11/20/23	500,000	554,442
Synovus Financial Corp.
3.125%, 11/1/22	300,000	303,852
Toronto-Dominion Bank (The) 1.900%, 12/1/22	1,250,000	1,287,678
0.750%, 6/12/23	625,000	628,543
3.500%, 7/19/23	750,000	815,889
3.250%, 3/11/24	750,000	814,889
2.650%, 6/12/24	750,000	798,713
1.150%, 6/12/25	750,000	757,429
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)	1,000,000	1,122,552
Truist Bank
2.625%, 1/15/22	1,250,000	1,287,509
2.800%, 5/17/22	750,000	779,350
(ICE LIBOR USD 3 Month + 0.59%), 3.502%, 8/2/22 (k)	500,000	515,404
3.000%, 2/2/23	1,000,000	1,057,315
1.250%, 3/9/23	350,000	354,749
3.200%, 4/1/24	750,000	814,082
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24 (k)	500,000	541,866
2.150%, 12/6/24	600,000	631,239
1.500%, 3/10/25	750,000	767,583
3.625%, 9/16/25	1,000,000	1,115,202
4.050%, 11/3/25	185,000	213,911
3.300%, 5/15/26	1,000,000	1,102,915
3.800%, 10/30/26	300,000	340,962
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29 (k)	350,000	351,774
2.250%, 3/11/30	535,000	538,152
Truist Financial Corp.
3.200%, 9/3/21	500,000	514,610
2.700%, 1/27/22	1,000,000	1,031,684
3.950%, 3/22/22	250,000	262,370
3.050%, 6/20/22	750,000	784,289
2.200%, 3/16/23	750,000	778,907
3.750%, 12/6/23	750,000	823,352
2.500%, 8/1/24	750,000	796,555
2.850%, 10/26/24	500,000	539,267
4.000%, 5/1/25	600,000	682,329
3.700%, 6/5/25	750,000	847,962
1.200%, 8/5/25	500,000	506,195
3.875%, 3/19/29	750,000	845,170
1.950%, 6/5/30	335,000	338,902
US Bancorp
3.000%, 3/15/22	750,000	780,764
2.950%, 7/15/22	1,600,000	1,678,876
3.700%, 1/30/24	500,000	552,395
2.400%, 7/30/24	750,000	798,908
3.600%, 9/11/24	1,000,000	1,109,327
1.450%, 5/12/25	600,000	615,958
3.950%, 11/17/25	500,000	579,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.100%, 4/27/26	$1,415,000	$1,571,813
3.900%, 4/26/28	650,000	769,761
3.000%, 7/30/29	750,000	817,046
Series V 2.375%, 7/22/26	2,000,000	2,162,783
US Bank NA
3.450%, 11/16/21	750,000	779,115
1.800%, 1/21/22	1,000,000	1,017,976
2.650%, 5/23/22	750,000	778,541
1.950%, 1/9/23	300,000	309,775
2.850%, 1/23/23	750,000	791,697
3.400%, 7/24/23	500,000	539,367
2.050%, 1/21/25	1,000,000	1,056,753
2.800%, 1/27/25	1,000,000	1,088,559
Webster Financial Corp.
4.100%, 3/25/29	500,000	533,549
Wells Fargo & Co.
2.100%, 7/26/21	1,250,000	1,271,923
3.500%, 3/8/22	1,844,000	1,931,424
3.069%, 1/24/23	1,000,000	1,037,145
4.125%, 8/15/23	3,000,000	3,263,078
3.750%, 1/24/24	1,250,000	1,365,716
(SOFR + 1.60%), 1.654%, 6/2/24 (k)	815,000	827,967
3.300%, 9/9/24	2,000,000	2,184,061
3.000%, 2/19/25	2,500,000	2,693,097
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25 (k)	1,105,000	1,146,905
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26 (k)	1,250,000	1,289,762
3.000%, 4/22/26	4,000,000	4,346,663
4.100%, 6/3/26	2,000,000	2,255,098
3.000%, 10/23/26	1,500,000	1,631,862
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27 (k)	1,110,000	1,198,619
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	8,035,000	8,921,859
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	1,010,000	1,042,961
4.150%, 1/24/29	1,350,000	1,572,472
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30 (k)	1,250,000	1,335,806
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31 (k)	6,125,000	6,410,670
Series M 3.450%, 2/13/23	1,806,000	1,917,737
Wells Fargo Bank NA
3.625%, 10/22/21	1,500,000	1,557,008
(ICE LIBOR USD 3 Month + 0.65%), 2.082%, 9/9/22 (k)	1,200,000	1,218,825
3.550%, 8/14/23	1,950,000	2,117,824
Westpac Banking Corp.
2.000%, 8/19/21	1,250,000	1,272,559
2.500%, 6/28/22	1,250,000	1,298,579
2.750%, 1/11/23	750,000	789,876
2.000%, 1/13/23	145,000	149,877
3.650%, 5/15/23	750,000	812,302
3.300%, 2/26/24	1,250,000	1,358,354
2.350%, 2/19/25	1,000,000	1,061,413
2.850%, 5/13/26	750,000	821,895
2.700%, 8/19/26	1,750,000	1,900,199
3.350%, 3/8/27	1,250,000	1,402,705
2.650%, 1/16/30	350,000	380,857
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31 (k)	1,000,000	1,110,000
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	265,484
Zions Bancorp NA
3.250%, 10/29/29	500,000	490,034

		655,287,814

Capital Markets (2.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	381,917
3.300%, 6/15/30	210,000	212,222
Ameriprise Financial, Inc.
3.000%, 3/22/22	165,000	171,326
4.000%, 10/15/23	150,000	164,866
3.700%, 10/15/24	750,000	830,168
2.875%, 9/15/26	500,000	539,379
Ares Capital Corp.
3.625%, 1/19/22	600,000	610,531
3.500%, 2/10/23	750,000	754,201
4.200%, 6/10/24	560,000	571,256
4.250%, 3/1/25	500,000	511,079
3.250%, 7/15/25	500,000	484,820
Bank of New York Mellon Corp. (The)
3.550%, 9/23/21	750,000	775,558
1.950%, 8/23/22	625,000	644,672
1.850%, 1/27/23	575,000	592,773
2.950%, 1/29/23	500,000	529,535
3.500%, 4/28/23	750,000	808,569
(ICE LIBOR USD 3 Month + 0.63%), 2.661%, 5/16/23 (k)	700,000	726,389
3.450%, 8/11/23	750,000	812,724
2.200%, 8/16/23	425,000	444,734
2.100%, 10/24/24	675,000	708,940
2.800%, 5/4/26	750,000	832,118
2.450%, 8/17/26	1,000,000	1,089,630
3.250%, 5/16/27	700,000	792,061
3.400%, 1/29/28	500,000	575,132
3.850%, 4/28/28	850,000	1,005,613
Series 0012 3.650%, 2/4/24	2,100,000	2,302,936
Series G 3.000%, 2/24/25	1,500,000	1,644,554
BGC Partners, Inc.
5.375%, 7/24/23	350,000	365,635
3.750%, 10/1/24	200,000	197,310
BlackRock, Inc.
3.375%, 6/1/22	500,000	528,098
3.500%, 3/18/24	1,400,000	1,546,891
3.200%, 3/15/27	347,000	391,591
3.250%, 4/30/29	445,000	508,819
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	661,610
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	817,659
3.900%, 1/25/28	500,000	547,994
4.350%, 4/15/30	2,000,000	2,264,976
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	733,915
Charles Schwab Corp. (The)
2.650%, 1/25/23	500,000	526,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.550%, 2/1/24	$650,000	$711,101
3.000%, 3/10/25	150,000	163,995
3.850%, 5/21/25	750,000	855,641
3.200%, 3/2/27	500,000	551,227
3.250%, 5/22/29	500,000	559,097
CME Group, Inc.
3.000%, 9/15/22	500,000	527,087
3.000%, 3/15/25	1,000,000	1,107,341
3.750%, 6/15/28	350,000	416,140
Credit Suisse AG
3.000%, 10/29/21	850,000	878,280
2.100%, 11/12/21	720,000	735,278
1.000%, 5/5/23	2,415,000	2,423,388
2.950%, 4/9/25	1,000,000	1,085,766
Deutsche Bank AG
4.250%, 10/14/21	3,500,000	3,592,315
3.300%, 11/16/22	1,150,000	1,174,963
3.950%, 2/27/23	850,000	883,133
3.700%, 5/30/24 (x)	1,500,000	1,566,418
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	750,000	789,999
4.100%, 1/13/26	1,000,000	1,042,856
E*TRADE Financial Corp.
2.950%, 8/24/22	500,000	518,865
3.800%, 8/24/27	250,000	276,271
4.500%, 6/20/28	350,000	401,858
Eaton Vance Corp.
3.625%, 6/15/23	500,000	528,729
3.500%, 4/6/27	250,000	271,915
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,352,227
FS KKR Capital Corp.
4.625%, 7/15/24	250,000	249,207
4.125%, 2/1/25	500,000	483,112
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	257,475
Goldman Sachs Group, Inc. (The)
5.250%, 7/27/21	1,905,000	1,999,551
2.350%, 11/15/21	900,000	905,335
5.750%, 1/24/22	1,400,000	1,510,354
3.000%, 4/26/22	2,085,000	2,124,117
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22 (k)	2,500,000	2,563,248
3.625%, 1/22/23	244,000	260,728
3.200%, 2/23/23 (x)	2,855,000	3,015,640
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23 (k)	1,500,000	1,553,450
3.625%, 2/20/24	1,080,000	1,174,834
4.000%, 3/3/24	3,045,000	3,363,129
3.850%, 7/8/24	2,000,000	2,193,318
3.500%, 1/23/25	3,250,000	3,548,437
3.750%, 5/22/25	2,400,000	2,651,057
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	1,830,000	1,969,963
3.750%, 2/25/26	580,000	645,962
3.500%, 11/16/26	1,815,000	1,988,974
3.850%, 1/26/27	2,240,000	2,517,689
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	1,000,000	1,116,183
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	2,000,000	2,315,442
2.600%, 2/7/30	6,515,000	6,829,740
Intercontinental Exchange, Inc.
2.350%, 9/15/22	1,750,000	1,819,143
3.450%, 9/21/23	300,000	325,875
4.000%, 10/15/23	850,000	940,842
3.750%, 12/1/25	610,000	693,113
3.750%, 9/21/28	535,000	626,757
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,052,410
Jefferies Group LLC
5.125%, 1/20/23	117,000	126,912
4.850%, 1/15/27	665,000	729,985
Lazard Group LLC
4.500%, 9/19/28	350,000	390,059
4.375%, 3/11/29	500,000	553,411
Legg Mason, Inc.
4.750%, 3/15/26	250,000	284,890
Moody’s Corp.
2.750%, 12/15/21	250,000	257,421
4.500%, 9/1/22	31,000	33,233
2.625%, 1/15/23	650,000	680,330
4.875%, 2/15/24	500,000	570,240
Morgan Stanley
5.500%, 7/28/21	2,130,000	2,242,009
2.625%, 11/17/21	2,205,000	2,265,205
2.750%, 5/19/22	2,065,000	2,143,248
4.875%, 11/1/22	312,000	338,720
3.125%, 1/23/23	800,000	847,111
3.750%, 2/25/23	394,000	424,308
4.100%, 5/22/23	2,000,000	2,156,967
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	900,000	966,498
3.700%, 10/23/24	2,000,000	2,211,207
(SOFR + 1.15%), 2.720%, 7/22/25 (k)	500,000	529,555
4.000%, 7/23/25	505,000	571,423
5.000%, 11/24/25	3,000,000	3,505,282
3.875%, 1/27/26	3,000,000	3,392,115
3.125%, 7/27/26	3,000,000	3,300,645
3.625%, 1/20/27	4,000,000	4,479,622
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	4,300,000	4,894,604
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	950,000	1,132,236
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	6,640,000	6,992,810
Series F 3.875%, 4/29/24	2,500,000	2,759,040
Nasdaq, Inc.
3.850%, 6/30/26	145,000	163,604
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	395,983
3.103%, 1/16/30	750,000	775,429
Northern Trust Corp.
3.375%, 8/23/21	375,000	387,480
2.375%, 8/2/22	500,000	517,786
3.650%, 8/3/28	500,000	582,060
3.150%, 5/3/29	500,000	564,557
1.950%, 5/1/30	560,000	576,301
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32 (k)	468,000	498,092
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	78,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Owl Rock Capital Corp.
5.250%, 4/15/24	$300,000	$314,282
4.000%, 3/30/25	250,000	246,936
3.750%, 7/22/25	350,000	340,634
Prospect Capital Corp.
5.875%, 3/15/23	250,000	250,884
S&P Global, Inc.
4.000%, 6/15/25	250,000	287,920
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24	500,000	498,361
Stifel Financial Corp.
4.250%, 7/18/24	700,000	740,006
4.000%, 5/15/30	500,000	521,888
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	259,975
3.750%, 4/1/24	750,000	829,839
3.625%, 4/1/25	1,000,000	1,120,732
3.300%, 4/1/27	455,000	510,379

		160,958,737

Consumer Finance (1.5%)
AerCap Ireland Capital DAC
4.450%, 12/16/21	155,000	156,544
3.950%, 2/1/22	700,000	698,570
3.500%, 5/26/22	1,030,000	1,016,694
3.300%, 1/23/23	500,000	487,008
4.125%, 7/3/23	500,000	488,973
4.500%, 9/15/23	955,000	955,039
4.875%, 1/16/24	445,000	440,596
2.875%, 8/14/24	350,000	329,512
3.500%, 1/15/25	600,000	568,135
6.500%, 7/15/25	290,000	304,077
4.450%, 10/1/25	350,000	337,790
4.450%, 4/3/26	500,000	474,981
3.650%, 7/21/27	1,000,000	885,190
3.875%, 1/23/28	500,000	449,370
Ally Financial, Inc.
3.050%, 6/5/23	1,165,000	1,177,317
5.800%, 5/1/25	1,000,000	1,115,523
American Express Co.
3.700%, 11/5/21	785,000	817,649
2.750%, 5/20/22	500,000	518,630
2.500%, 8/1/22	1,000,000	1,037,430
2.650%, 12/2/22	1,487,000	1,555,519
3.400%, 2/27/23	2,000,000	2,139,109
3.700%, 8/3/23	1,000,000	1,087,931
3.400%, 2/22/24	750,000	816,105
2.500%, 7/30/24	500,000	529,180
3.000%, 10/30/24	750,000	812,030
3.625%, 12/5/24	1,070,000	1,183,586
4.200%, 11/6/25	1,075,000	1,244,277
3.125%, 5/20/26	500,000	553,719
American Express Credit Corp.
3.300%, 5/3/27	1,150,000	1,300,617
American Honda Finance Corp.
1.650%, 7/12/21	1,000,000	1,008,070
3.375%, 12/10/21	400,000	414,489
1.950%, 5/20/22	220,000	224,620
2.200%, 6/27/22	500,000	513,435
2.600%, 11/16/22	650,000	677,741
2.050%, 1/10/23	200,000	205,803
1.950%, 5/10/23	500,000	514,321
3.450%, 7/14/23	500,000	537,189
3.625%, 10/10/23	500,000	541,033
3.550%, 1/12/24 (x)	500,000	543,097
2.900%, 2/16/24	500,000	530,020
2.400%, 6/27/24	500,000	524,542
2.150%, 9/10/24	350,000	364,537
2.300%, 9/9/26	720,000	762,322
2.350%, 1/8/27	500,000	525,948
3.500%, 2/15/28	500,000	557,528
Capital One Financial Corp.
4.750%, 7/15/21	500,000	520,958
3.050%, 3/9/22	600,000	622,117
3.200%, 1/30/23	1,000,000	1,058,103
2.600%, 5/11/23	250,000	261,011
3.900%, 1/29/24	750,000	816,886
3.750%, 4/24/24	1,000,000	1,085,583
3.300%, 10/30/24	350,000	376,287
4.250%, 4/30/25	850,000	954,783
4.200%, 10/29/25	750,000	833,636
3.750%, 7/28/26	2,000,000	2,172,081
3.750%, 3/9/27	1,150,000	1,270,269
3.650%, 5/11/27	500,000	547,832
3.800%, 1/31/28	1,000,000	1,107,604
Caterpillar Financial Services Corp.
3.150%, 9/7/21	275,000	283,808
1.931%, 10/1/21	1,000,000	1,017,227
0.950%, 5/13/22	750,000	755,221
2.850%, 6/1/22	500,000	520,761
1.900%, 9/6/22	430,000	443,430
1.950%, 11/18/22	500,000	515,897
2.550%, 11/29/22	500,000	523,731
2.625%, 3/1/23	1,000,000	1,050,630
3.450%, 5/15/23	500,000	542,161
3.650%, 12/7/23	250,000	274,965
2.850%, 5/17/24	350,000	377,687
3.300%, 6/9/24	1,250,000	1,372,682
2.150%, 11/8/24	850,000	897,804
3.250%, 12/1/24	500,000	552,172
1.450%, 5/15/25	750,000	769,599
2.400%, 8/9/26	250,000	268,717
Discover Financial Services
5.200%, 4/27/22	100,000	106,385
3.850%, 11/21/22	1,144,000	1,206,920
3.950%, 11/6/24	250,000	271,084
3.750%, 3/4/25	350,000	377,883
4.500%, 1/30/26	500,000	563,209
4.100%, 2/9/27	565,000	618,544
General Motors Financial Co., Inc.
3.200%, 7/6/21	2,250,000	2,274,902
4.200%, 11/6/21	955,000	978,184
3.450%, 1/14/22	1,000,000	1,018,087
3.450%, 4/10/22	2,000,000	2,041,315
3.150%, 6/30/22	225,000	228,738
3.550%, 7/8/22	700,000	715,433
3.250%, 1/5/23	750,000	763,325
5.200%, 3/20/23	215,000	229,790
3.700%, 5/9/23	875,000	898,774
4.150%, 6/19/23	500,000	520,166
5.100%, 1/17/24	500,000	532,836
3.950%, 4/13/24	1,000,000	1,030,283
2.900%, 2/26/25	2,000,000	1,992,158
4.350%, 4/9/25	575,000	601,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 6/20/25	$1,250,000	$1,234,682
4.300%, 7/13/25	1,250,000	1,284,010
5.250%, 3/1/26	700,000	760,649
4.000%, 10/6/26	750,000	780,871
4.350%, 1/17/27	835,000	863,225
3.850%, 1/5/28	500,000	495,111
5.650%, 1/17/29	350,000	389,770
3.600%, 6/21/30	1,000,000	972,818
John Deere Capital Corp.
3.900%, 7/12/21	350,000	362,467
3.125%, 9/10/21	400,000	412,533
3.150%, 10/15/21	500,000	517,074
2.650%, 1/6/22	500,000	516,601
2.750%, 3/15/22	1,000,000	1,037,317
1.950%, 6/13/22	250,000	256,654
0.550%, 7/5/22	280,000	280,328
2.150%, 9/8/22	650,000	674,550
2.700%, 1/6/23	500,000	526,464
2.800%, 3/6/23	500,000	529,133
1.200%, 4/6/23	80,000	81,270
3.450%, 6/7/23	250,000	270,493
0.700%, 7/5/23	250,000	250,565
3.650%, 10/12/23	500,000	547,533
2.600%, 3/7/24	335,000	356,662
3.350%, 6/12/24	650,000	712,980
2.650%, 6/24/24	660,000	707,790
2.050%, 1/9/25 (x)	350,000	369,055
3.450%, 3/13/25	1,250,000	1,401,969
3.400%, 9/11/25	350,000	393,392
2.650%, 6/10/26	500,000	548,286
2.250%, 9/14/26 (x)	500,000	536,587
1.750%, 3/9/27	175,000	182,003
2.800%, 9/8/27	400,000	439,047
3.050%, 1/6/28	500,000	555,370
3.450%, 3/7/29	270,000	311,976
2.800%, 7/18/29	325,000	358,524
2.450%, 1/9/30	290,000	310,987
PACCAR Financial Corp.
3.150%, 8/9/21 (x)	350,000	360,111
2.650%, 5/10/22	500,000	517,715
2.300%, 8/10/22	1,000,000	1,032,416
1.900%, 2/7/23	155,000	159,674
0.800%, 6/8/23	140,000	140,525
3.400%, 8/9/23	350,000	378,614
2.150%, 8/15/24	250,000	262,735
1.800%, 2/6/25	175,000	181,391
Synchrony Financial
2.850%, 7/25/22	105,000	106,615
4.375%, 3/19/24	165,000	174,371
4.250%, 8/15/24	750,000	789,688
4.500%, 7/23/25	500,000	532,121
3.700%, 8/4/26	500,000	513,232
3.950%, 12/1/27	1,500,000	1,555,526
5.150%, 3/19/29	250,000	281,497
Toyota Motor Credit Corp.
3.400%, 9/15/21	1,050,000	1,084,808
1.800%, 10/7/21	500,000	507,960
2.600%, 1/11/22	1,000,000	1,029,137
3.300%, 1/12/22	156,000	162,210
2.650%, 4/12/22	750,000	775,594
1.150%, 5/26/22	500,000	504,983
2.800%, 7/13/22	750,000	781,020
2.150%, 9/8/22 (x)	850,000	875,536
2.625%, 1/10/23	1,150,000	1,202,767
2.700%, 1/11/23	500,000	523,772
1.350%, 8/25/23	500,000	507,553
3.350%, 1/8/24	500,000	541,515
2.900%, 4/17/24	500,000	535,464
2.000%, 10/7/24	500,000	519,418
1.800%, 2/13/25	1,000,000	1,034,149
3.400%, 4/14/25	750,000	836,551
3.050%, 1/11/28	500,000	554,314
3.650%, 1/8/29	500,000	580,371
2.150%, 2/13/30	500,000	526,114

		110,987,421

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc.
3.750%, 8/15/21	500,000	518,579
3.400%, 1/31/22	500,000	523,433
3.000%, 2/11/23	500,000	531,866
2.750%, 3/15/23	1,000,000	1,056,971
3.125%, 3/15/26	1,395,000	1,559,947
Block Financial LLC
5.250%, 10/1/25	500,000	540,166
GE Capital Funding LLC
3.450%, 5/15/25§	750,000	782,918
4.050%, 5/15/27§	750,000	785,335
4.400%, 5/15/30§	1,065,000	1,100,242
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	5,000,000	5,223,847
Jefferies Financial Group, Inc.
5.500%, 10/18/23	800,000	866,072
National Rural Utilities Cooperative Finance Corp.
1.750%, 1/21/22	115,000	117,287
2.400%, 4/25/22	300,000	309,434
2.300%, 9/15/22	250,000	257,322
2.700%, 2/15/23	500,000	523,590
3.400%, 11/15/23	1,000,000	1,083,684
2.950%, 2/7/24	210,000	225,227
3.250%, 11/1/25	250,000	279,858
3.050%, 4/25/27	350,000	382,823
3.400%, 2/7/28	500,000	561,017
3.900%, 11/1/28	250,000	291,450
(ICE LIBOR USD 3 Month + 2.91%), 4.750%, 4/30/43 (k)	350,000	346,500
ORIX Corp.
2.900%, 7/18/22	330,000	340,935
4.050%, 1/16/24	500,000	545,155
3.250%, 12/4/24	750,000	806,717
3.700%, 7/18/27	400,000	440,821
Private Export Funding Corp.
Series II 2.050%, 11/15/22	1,125,000	1,168,894
Series KK 3.550%, 1/15/24	729,000	807,385
Series MM 2.300%, 9/15/20	500,000	502,106
Shell International Finance BV
1.750%, 9/12/21	1,000,000	1,013,628
2.375%, 8/21/22	1,175,000	1,220,651
3.400%, 8/12/23	900,000	972,506
3.500%, 11/13/23	525,000	571,878
2.000%, 11/7/24	750,000	785,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 5/11/25	$2,500,000	$2,763,674
2.875%, 5/10/26	1,250,000	1,371,877
2.500%, 9/12/26	1,000,000	1,077,184
3.875%, 11/13/28	750,000	874,632
2.375%, 11/7/29	750,000	785,233
Synchrony Bank
3.000%, 6/15/22	770,000	787,304
Voya Financial, Inc.
3.125%, 7/15/24	700,000	747,428
3.650%, 6/15/26	625,000	690,603

		36,141,369

Insurance (0.8%)
Aflac, Inc.
3.625%, 6/15/23	1,150,000	1,256,511
3.625%, 11/15/24	1,000,000	1,126,478
Alleghany Corp.
3.625%, 5/15/30	500,000	528,618
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	260,135
Allstate Corp. (The)
3.150%, 6/15/23	156,000	167,135
3.280%, 12/15/26	500,000	567,258
Series B (ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53 (k)	500,000	515,000
American Financial Group, Inc.
3.500%, 8/15/26	635,000	678,742
American International Group, Inc.
4.875%, 6/1/22	750,000	808,795
2.500%, 6/30/25	750,000	791,964
3.750%, 7/10/25	1,380,000	1,526,353
3.900%, 4/1/26	2,000,000	2,264,227
4.200%, 4/1/28	375,000	423,594
4.250%, 3/15/29	500,000	569,655
3.400%, 6/30/30	750,000	807,126
Aon Corp.
2.200%, 11/15/22	220,000	227,419
4.500%, 12/15/28	650,000	769,026
3.750%, 5/2/29	350,000	398,493
2.800%, 5/15/30	500,000	534,480
Aon plc
3.500%, 6/14/24	350,000	380,564
3.875%, 12/15/25	600,000	684,698
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	563,308
Assurant, Inc.
4.000%, 3/15/23	300,000	316,206
4.200%, 9/27/23	250,000	265,307
4.900%, 3/27/28	250,000	271,789
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24 (x)	500,000	558,635
Athene Holding Ltd.
4.125%, 1/12/28	750,000	775,155
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	269,086
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	187,500
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	539,908
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	656,000	687,558
1.850%, 3/12/30	165,000	170,107
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	2,026,768
5.625%, 5/15/30	145,000	162,143
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	381,517
4.500%, 3/15/29	300,000	325,325
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	658,087
3.150%, 3/15/25	1,000,000	1,102,853
3.350%, 5/3/26	410,000	466,446
CNA Financial Corp.
4.500%, 3/1/26	500,000	564,484
3.450%, 8/15/27	500,000	528,948
3.900%, 5/1/29	210,000	230,392
Enstar Group Ltd.
4.500%, 3/10/22	250,000	255,776
4.950%, 6/1/29	350,000	368,340
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	264,576
4.625%, 4/29/30§	750,000	807,818
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	538,047
4.500%, 8/15/28	475,000	536,140
3.400%, 6/15/30	300,000	312,915
First American Financial Corp.
4.600%, 11/15/24	500,000	545,641
4.000%, 5/15/30	180,000	196,851
Globe Life, Inc.
3.800%, 9/15/22	250,000	263,483
4.550%, 9/15/28	500,000	576,211
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	818,213
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	566,925
Kemper Corp.
4.350%, 2/15/25	355,000	380,971
Lincoln National Corp.
4.000%, 9/1/23	215,000	233,746
3.625%, 12/12/26	500,000	551,071
Loews Corp.
2.625%, 5/15/23	900,000	943,319
3.750%, 4/1/26	300,000	334,013
3.200%, 5/15/30	60,000	64,988
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,174,154
2.484%, 5/19/27	350,000	366,653
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	790,521
Markel Corp.
3.500%, 11/1/27	350,000	373,869
3.350%, 9/17/29	90,000	96,260
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	600,000	620,447
2.750%, 1/30/22	915,000	943,969
3.875%, 3/15/24	500,000	552,817
3.500%, 6/3/24	1,000,000	1,094,778
4.375%, 3/15/29	700,000	843,238
Mercury General Corp.
4.400%, 3/15/27	300,000	328,236

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc.
3.048%, 12/15/22 (e)	$1,000,000	$1,058,730
3.000%, 3/1/25	500,000	547,920
3.600%, 11/13/25	1,300,000	1,477,030
Series D 4.368%, 9/15/23 (e)	667,000	745,141
Old Republic International Corp.
4.875%, 10/1/24	400,000	436,404
3.875%, 8/26/26	500,000	531,041
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	381,834
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	380,547
3.700%, 5/15/29	375,000	423,900
2.125%, 6/15/30	750,000	755,174
Progressive Corp. (The)
3.750%, 8/23/21	219,000	226,150
Prudential Financial, Inc.
4.500%, 11/16/21	1,000,000	1,053,877
1.500%, 3/10/26	250,000	254,162
3.878%, 3/27/28	1,000,000	1,141,778
2.100%, 3/10/30	235,000	239,148
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43 (k)	1,000,000	1,057,292
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	1,075,000	1,096,500
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48 (k)	1,500,000	1,650,000
Prudential plc
3.125%, 4/14/30	1,500,000	1,603,114
Reinsurance Group of America, Inc.
4.700%, 9/15/23	1,000,000	1,105,112
3.900%, 5/15/29	175,000	191,017
3.150%, 6/15/30	175,000	181,559
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	270,999
3.450%, 7/1/27	195,000	208,662
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	546,350
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	265,969
Trinity Acquisition plc
3.500%, 9/15/21	250,000	255,540
4.400%, 3/15/26	250,000	284,661
Unum Group
4.000%, 3/15/24	300,000	312,096
4.500%, 3/15/25	225,000	242,062
4.000%, 6/15/29	180,000	185,438
W R Berkley Corp.
4.625%, 3/15/22	750,000	790,740
Willis North America, Inc.
3.600%, 5/15/24	550,000	597,717
4.500%, 9/15/28	500,000	585,286
2.950%, 9/15/29	540,000	571,307

		63,736,036

Thrifts & Mortgage Finance (0.0%)
BPCE SA
2.750%, 12/2/21	500,000	515,271
4.000%, 4/15/24	1,250,000	1,384,608
3.375%, 12/2/26	500,000	555,826

		2,455,705

Total Financials		1,029,567,082

Health Care (3.3%)
Biotechnology (0.6%)
AbbVie, Inc.
3.375%, 11/14/21	415,000	430,188
2.150%, 11/19/21§	950,000	968,188
3.450%, 3/15/22§	2,440,000	2,538,159
3.250%, 10/1/22§	1,300,000	1,367,857
2.900%, 11/6/22	2,519,000	2,639,813
3.200%, 11/6/22	1,000,000	1,049,887
2.300%, 11/21/22§	965,000	998,302
2.800%, 3/15/23§	400,000	419,833
2.850%, 5/14/23	1,000,000	1,054,829
3.750%, 11/14/23	700,000	761,247
3.850%, 6/15/24§	1,250,000	1,373,523
2.600%, 11/21/24§	1,290,000	1,369,670
3.800%, 3/15/25§	1,125,000	1,249,065
3.600%, 5/14/25	3,000,000	3,313,443
3.200%, 5/14/26	1,500,000	1,648,826
2.950%, 11/21/26§	1,430,000	1,545,137
3.200%, 11/21/29§	2,790,000	3,058,871
Amgen, Inc.
2.700%, 5/1/22	500,000	518,591
2.650%, 5/11/22	600,000	621,454
3.625%, 5/15/22	1,094,000	1,147,088
2.250%, 8/19/23	1,150,000	1,204,296
3.625%, 5/22/24	750,000	820,434
1.900%, 2/21/25	265,000	276,179
3.125%, 5/1/25	250,000	275,015
2.600%, 8/19/26	1,150,000	1,252,627
2.200%, 2/21/27	705,000	741,395
3.200%, 11/2/27	1,250,000	1,397,346
2.450%, 2/21/30	950,000	1,004,268
Baxalta, Inc.
4.000%, 6/23/25	239,000	270,287
Biogen, Inc.
3.625%, 9/15/22	570,000	604,693
4.050%, 9/15/25	570,000	653,989
2.250%, 5/1/30	735,000	742,790
Gilead Sciences, Inc.
4.400%, 12/1/21	2,187,000	2,287,236
1.950%, 3/1/22	255,000	260,775
3.250%, 9/1/22	835,000	883,303
2.500%, 9/1/23	755,000	799,556
3.700%, 4/1/24	1,000,000	1,106,563
3.650%, 3/1/26	2,500,000	2,872,170

		45,526,893

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.550%, 3/15/22	750,000	777,399
3.400%, 11/30/23	1,224,000	1,330,453
2.950%, 3/15/25	1,000,000	1,099,799
3.875%, 9/15/25	490,000	561,123
3.750%, 11/30/26	978,000	1,141,978
1.150%, 1/30/28	170,000	170,653
1.400%, 6/30/30	160,000	159,241
Baxter International, Inc.
1.700%, 8/15/21	500,000	505,273
2.600%, 8/15/26	500,000	543,629
Becton Dickinson and Co.
2.894%, 6/6/22	1,000,000	1,031,210
3.363%, 6/6/24	1,000,000	1,074,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.734%, 12/15/24	$1,857,000	$2,048,791
3.700%, 6/6/27	1,467,000	1,634,223
2.823%, 5/20/30	355,000	374,468
Boston Scientific Corp.
3.375%, 5/15/22	250,000	261,092
3.450%, 3/1/24	625,000	677,786
3.850%, 5/15/25	382,000	427,427
1.900%, 6/1/25	310,000	318,488
3.750%, 3/1/26	1,000,000	1,120,317
4.000%, 3/1/29	700,000	797,678
Danaher Corp.
3.350%, 9/15/25	310,000	343,712
DH Europe Finance II Sarl
2.050%, 11/15/22	500,000	515,797
2.200%, 11/15/24	500,000	525,805
2.600%, 11/15/29	315,000	336,018
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	893,123
Medtronic, Inc.
3.150%, 3/15/22	786,000	823,359
2.750%, 4/1/23	769,000	817,299
3.500%, 3/15/25	1,335,000	1,495,693
Stryker Corp.
1.150%, 6/15/25	500,000	504,468
3.375%, 11/1/25	2,000,000	2,232,591
3.500%, 3/15/26	375,000	420,288
3.650%, 3/7/28	600,000	688,754
1.950%, 6/15/30	500,000	503,119
Zimmer Biomet Holdings, Inc.
3.375%, 11/30/21	500,000	515,029
3.150%, 4/1/22	750,000	777,972
3.700%, 3/19/23	575,000	611,880
3.550%, 4/1/25	1,075,000	1,175,235

		29,235,250

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	259,897
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	113,227
Series 2020 2.211%, 6/15/30	150,000	154,732
Aetna, Inc.
2.750%, 11/15/22	1,000,000	1,040,695
2.800%, 6/15/23	675,000	710,491
3.500%, 11/15/24	500,000	544,082
AmerisourceBergen Corp.
3.400%, 5/15/24	600,000	652,758
3.450%, 12/15/27	400,000	449,007
2.800%, 5/15/30	750,000	787,713
Anthem, Inc.
3.125%, 5/15/22	500,000	522,926
2.950%, 12/1/22	800,000	842,751
3.300%, 1/15/23	150,000	159,555
3.500%, 8/15/24	1,000,000	1,098,606
3.350%, 12/1/24	500,000	549,313
2.375%, 1/15/25	555,000	588,313
3.650%, 12/1/27	715,000	812,687
4.101%, 3/1/28	3,000,000	3,516,738
2.875%, 9/15/29	200,000	216,530
2.250%, 5/15/30	165,000	169,371
Banner Health
2.338%, 1/1/30	190,000	195,496
Cardinal Health, Inc.
2.616%, 6/15/22	800,000	825,286
3.200%, 3/15/23	1,000,000	1,055,544
3.079%, 6/15/24	500,000	533,200
3.410%, 6/15/27	1,250,000	1,403,207
Cigna Corp.
3.400%, 9/17/21	600,000	619,937
3.050%, 11/30/22§	775,000	816,520
3.750%, 7/15/23	997,000	1,080,429
3.250%, 4/15/25§	1,000,000	1,096,767
4.125%, 11/15/25	525,000	600,111
4.375%, 10/15/28	1,340,000	1,582,685
2.400%, 3/15/30	4,350,000	4,504,438
CommonSpirit Health
2.760%, 10/1/24	150,000	154,565
3.347%, 10/1/29	185,000	189,212
CVS Health Corp.
3.500%, 7/20/22	1,650,000	1,737,483
2.750%, 12/1/22	2,000,000	2,084,146
3.700%, 3/9/23	310,000	332,370
4.000%, 12/5/23	1,100,000	1,206,996
2.625%, 8/15/24	235,000	249,317
4.100%, 3/25/25	4,000,000	4,514,577
3.875%, 7/20/25	2,400,000	2,693,231
2.875%, 6/1/26	1,500,000	1,626,080
3.000%, 8/15/26	250,000	272,295
4.300%, 3/25/28	5,665,000	6,614,496
3.250%, 8/15/29	335,000	369,658
HCA, Inc.
4.750%, 5/1/23	845,000	913,470
5.000%, 3/15/24	1,360,000	1,506,268
5.250%, 4/15/25	945,000	1,084,455
5.250%, 6/15/26	1,000,000	1,151,250
4.500%, 2/15/27	820,000	916,358
4.125%, 6/15/29	525,000	580,241
Humana, Inc.
2.900%, 12/15/22	350,000	367,705
3.950%, 3/15/27	375,000	424,955
3.125%, 8/15/29	625,000	673,857
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	358,144
3.150%, 5/1/27	375,000	425,134
Laboratory Corp. of America Holdings
3.750%, 8/23/22	56,000	59,435
4.000%, 11/1/23	500,000	548,371
3.250%, 9/1/24	750,000	807,367
2.300%, 12/1/24	250,000	263,187
McKesson Corp.
2.850%, 3/15/23	1,200,000	1,259,799
3.796%, 3/15/24	1,000,000	1,106,109
3.950%, 2/16/28	305,000	347,486
4.750%, 5/30/29	350,000	424,603
Mercy Health
Series 2018 4.302%, 7/1/28	125,000	142,577
Providence St Joseph Health Obligated Group
Series H 2.746%, 10/1/26	400,000	429,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Quest Diagnostics, Inc.
3.500%, 3/30/25	$400,000	$440,689
3.450%, 6/1/26	775,000	873,338
SSM Health Care Corp.
Series 2018 3.688%, 6/1/23	750,000	806,351
Toledo Hospital (The)
Series B 5.325%, 11/15/28	300,000	324,430
UnitedHealth Group, Inc.
2.875%, 3/15/22	500,000	517,030
3.350%, 7/15/22	1,000,000	1,056,552
2.375%, 10/15/22	750,000	781,414
2.750%, 2/15/23	1,000,000	1,055,356
2.875%, 3/15/23	600,000	636,074
3.500%, 6/15/23	650,000	703,231
3.500%, 2/15/24	200,000	219,847
2.375%, 8/15/24	250,000	265,737
3.750%, 7/15/25	1,000,000	1,140,904
3.700%, 12/15/25	200,000	228,321
1.250%, 1/15/26	265,000	267,951
3.100%, 3/15/26	500,000	555,757
3.450%, 1/15/27	750,000	852,097
2.950%, 10/15/27	1,000,000	1,110,112
3.850%, 6/15/28	1,000,000	1,180,437
3.875%, 12/15/28	250,000	298,687
2.875%, 8/15/29	770,000	860,305
2.000%, 5/15/30	395,000	413,306

		77,926,068

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	1,094,000	1,191,387
2.750%, 9/15/29	175,000	190,148
2.100%, 6/4/30	290,000	296,805
PerkinElmer, Inc.
3.300%, 9/15/29	625,000	671,079
Thermo Fisher Scientific, Inc.
3.000%, 4/15/23	355,000	375,468
4.150%, 2/1/24	1,000,000	1,115,491
3.650%, 12/15/25	500,000	563,708
2.950%, 9/19/26	245,000	270,757
3.200%, 8/15/27	1,000,000	1,114,010

		5,788,853

Pharmaceuticals (1.2%)
AstraZeneca plc
2.375%, 6/12/22	1,000,000	1,032,040
3.500%, 8/17/23	350,000	379,430
3.375%, 11/16/25	1,500,000	1,677,097
3.125%, 6/12/27	1,150,000	1,266,975
Bristol-Myers Squibb Co.
2.600%, 5/16/22§	875,000	908,615
2.000%, 8/1/22	656,000	675,168
3.250%, 8/15/22§	850,000	896,974
3.550%, 8/15/22§	1,000,000	1,062,124
2.750%, 2/15/23§	500,000	527,276
3.250%, 2/20/23§	1,250,000	1,334,833
4.000%, 8/15/23§	850,000	936,083
3.625%, 5/15/24§	500,000	552,224
2.900%, 7/26/24§	1,110,000	1,200,026
3.875%, 8/15/25§	1,000,000	1,138,632
3.200%, 6/15/26§	600,000	673,549
3.250%, 2/27/27	750,000	855,597
3.450%, 11/15/27§	750,000	856,232
3.900%, 2/20/28§	3,750,000	4,404,772
3.400%, 7/26/29§	2,500,000	2,878,695
Eli Lilly and Co.
2.350%, 5/15/22	250,000	258,861
2.750%, 6/1/25	707,000	769,642
3.375%, 3/15/29	635,000	731,268
GlaxoSmithKline Capital plc
2.850%, 5/8/22	2,000,000	2,085,036
2.875%, 6/1/22	1,250,000	1,300,480
3.000%, 6/1/24	875,000	946,812
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,222,097
3.375%, 5/15/23	500,000	538,353
3.625%, 5/15/25	280,000	315,127
3.875%, 5/15/28	500,000	585,153
Johnson & Johnson
2.450%, 12/5/21	1,250,000	1,286,138
2.050%, 3/1/23 (x)	750,000	784,042
3.375%, 12/5/23	500,000	551,682
2.625%, 1/15/25	750,000	814,165
2.450%, 3/1/26	750,000	820,817
2.950%, 3/3/27	2,000,000	2,225,729
Merck & Co., Inc.
2.350%, 2/10/22	1,000,000	1,030,250
2.400%, 9/15/22	1,200,000	1,249,189
2.800%, 5/18/23	1,700,000	1,810,413
2.900%, 3/7/24	340,000	365,805
2.750%, 2/10/25	1,000,000	1,085,804
0.750%, 2/24/26	440,000	438,610
3.400%, 3/7/29	750,000	865,541
1.450%, 6/24/30	395,000	393,679
Mylan NV
3.950%, 6/15/26	1,750,000	1,952,996
Mylan, Inc.
4.550%, 4/15/28	500,000	578,530
Novartis Capital Corp.
2.400%, 5/17/22	750,000	778,217
2.400%, 9/21/22	1,200,000	1,249,362
3.400%, 5/6/24	1,000,000	1,100,150
1.750%, 2/14/25	750,000	783,407
3.000%, 11/20/25	1,500,000	1,665,478
2.000%, 2/14/27	750,000	785,570
3.100%, 5/17/27	1,000,000	1,116,893
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	700,000	757,008
3.150%, 6/15/30	350,000	352,713
Pfizer, Inc.
3.000%, 9/15/21	375,000	386,739
2.200%, 12/15/21	750,000	769,129
2.800%, 3/11/22	235,000	244,297
3.000%, 6/15/23	1,000,000	1,072,666
3.200%, 9/15/23	750,000	812,410
2.950%, 3/15/24	750,000	810,022
3.400%, 5/15/24	1,500,000	1,664,417
0.800%, 5/28/25	315,000	314,819
2.750%, 6/3/26	1,000,000	1,105,162
3.000%, 12/15/26	1,500,000	1,685,642
3.600%, 9/15/28	1,350,000	1,588,054
3.450%, 3/15/29	1,000,000	1,164,689
1.700%, 5/28/30	250,000	253,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Sanofi
3.375%, 6/19/23	$750,000	$809,589
3.625%, 6/19/28	750,000	885,804
Shire Acquisitions Investments Ireland DAC
2.400%, 9/23/21	2,500,000	2,548,662
2.875%, 9/23/23	2,250,000	2,384,879
3.200%, 9/23/26	2,450,000	2,721,375
Takeda Pharmaceutical Co. Ltd.
4.000%, 11/26/21	515,000	537,170
4.400%, 11/26/23	1,000,000	1,112,090
5.000%, 11/26/28	1,000,000	1,234,400
2.050%, 3/31/30	470,000	471,006
Upjohn, Inc.
1.125%, 6/22/22§	220,000	221,327
1.650%, 6/22/25§	535,000	545,482
2.300%, 6/22/27§	375,000	387,229
2.700%, 6/22/30§	385,000	395,227
Zoetis, Inc.
3.250%, 8/20/21	115,000	118,265
3.250%, 2/1/23	1,185,000	1,258,205
4.500%, 11/13/25	750,000	880,450
3.000%, 9/12/27	500,000	549,566
3.900%, 8/20/28	350,000	408,534
2.000%, 5/15/30	500,000	512,863

		86,705,489

Total Health Care		245,182,553

Industrials (2.3%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
2.300%, 8/1/21 (x)	415,000	418,858
2.125%, 3/1/22	250,000	252,593
2.700%, 5/1/22	210,000	212,914
2.800%, 3/1/23	1,000,000	1,015,761
4.508%, 5/1/23	1,500,000	1,583,474
1.875%, 6/15/23	300,000	297,957
2.800%, 3/1/24	500,000	508,480
2.850%, 10/30/24	300,000	303,183
4.875%, 5/1/25	1,430,000	1,558,606
2.600%, 10/30/25	650,000	645,551
3.100%, 5/1/26	500,000	509,779
2.250%, 6/15/26 (x)	300,000	291,057
2.700%, 2/1/27	365,000	355,157
5.040%, 5/1/27	1,500,000	1,653,870
3.450%, 11/1/28	300,000	301,260
3.200%, 3/1/29	500,000	496,271
2.950%, 2/1/30 (x)	750,000	734,604
5.150%, 5/1/30	3,000,000	3,343,620
General Dynamics Corp.
3.875%, 7/15/21	562,000	576,121
2.250%, 11/15/22	1,094,000	1,134,798
3.375%, 5/15/23	625,000	673,652
1.875%, 8/15/23	650,000	675,134
2.375%, 11/15/24	500,000	532,258
3.500%, 5/15/25	750,000	839,764
2.125%, 8/15/26	750,000	801,778
3.750%, 5/15/28	805,000	941,435
Hexcel Corp.
4.700%, 8/15/25	150,000	163,448
3.950%, 2/15/27	350,000	369,130
Howmet Aerospace, Inc.
6.875%, 5/1/25	2,000,000	2,170,000
L3Harris Technologies, Inc.
3.850%, 6/15/23	535,000	582,118
3.950%, 5/28/24 (x)	206,000	227,350
3.832%, 4/27/25	200,000	224,207
3.850%, 12/15/26	245,000	281,307
4.400%, 6/15/28	1,750,000	2,073,037
Leidos, Inc.
2.950%, 5/15/23§	110,000	114,365
3.625%, 5/15/25§	120,000	130,315
4.375%, 5/15/30§	95,000	106,894
Lockheed Martin Corp.
3.350%, 9/15/21	277,000	286,493
3.100%, 1/15/23	500,000	530,964
2.900%, 3/1/25	250,000	273,661
3.550%, 1/15/26	1,250,000	1,434,243
Northrop Grumman Corp.
2.550%, 10/15/22	1,250,000	1,305,908
3.250%, 8/1/23	2,100,000	2,258,298
2.930%, 1/15/25	1,000,000	1,078,544
3.250%, 1/15/28	1,500,000	1,667,380
Precision Castparts Corp.
2.500%, 1/15/23	562,000	589,072
3.250%, 6/15/25	750,000	830,777
Raytheon Technologies Corp.
2.800%, 3/15/22§	1,000,000	1,031,128
2.500%, 12/15/22§	500,000	517,965
3.200%, 3/15/24§	1,000,000	1,074,602
3.950%, 8/16/25	375,000	427,743
3.500%, 3/15/27§	715,000	804,492
3.125%, 5/4/27	1,250,000	1,389,114
4.125%, 11/16/28	2,000,000	2,345,702
Textron, Inc.
3.875%, 3/1/25	285,000	307,265
4.000%, 3/15/26	175,000	185,818
3.650%, 3/15/27	250,000	267,174

		45,706,449

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	566,898
FedEx Corp.
3.400%, 1/14/22	350,000	364,316
2.625%, 8/1/22	276,000	286,401
4.000%, 1/15/24	450,000	497,034
3.200%, 2/1/25	750,000	809,793
3.250%, 4/1/26	500,000	543,485
3.300%, 3/15/27	500,000	529,642
3.400%, 2/15/28	500,000	529,165
4.200%, 10/17/28	500,000	567,209
3.100%, 8/5/29	750,000	791,262
United Parcel Service, Inc.
2.350%, 5/16/22	600,000	618,689
2.450%, 10/1/22	1,000,000	1,040,122
2.500%, 4/1/23	750,000	788,094
2.200%, 9/1/24	150,000	158,578
2.800%, 11/15/24	500,000	540,902
3.050%, 11/15/27	750,000	839,772
3.400%, 3/15/29	310,000	356,477
2.500%, 9/1/29	150,000	161,508

		9,989,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Airlines (0.0%)
Southwest Airlines Co.
2.750%, 11/16/22 (x)	$250,000	$254,962
4.750%, 5/4/23	465,000	477,681
5.250%, 5/4/25	310,000	326,368
3.000%, 11/15/26	250,000	245,858
5.125%, 6/15/27	350,000	362,029
3.450%, 11/16/27	250,000	245,359
2.625%, 2/10/30	350,000	314,356

		2,226,613

Building Products (0.1%)
Carrier Global Corp.
1.923%, 2/15/23§	320,000	326,255
2.242%, 2/15/25§	750,000	763,054
2.493%, 2/15/27§	830,000	853,787
2.722%, 2/15/30§	1,070,000	1,069,985
Fortune Brands Home & Security, Inc.
4.000%, 9/21/23	500,000	546,167
4.000%, 6/15/25	350,000	388,309
3.250%, 9/15/29	350,000	371,191
Johnson Controls International plc
3.625%, 7/2/24 (e)	200,000	213,491
Lennox International, Inc.
3.000%, 11/15/23	175,000	180,881
Masco Corp.
4.375%, 4/1/26	810,000	919,001
Owens Corning
4.200%, 12/1/24	300,000	327,653
3.400%, 8/15/26	285,000	300,510
3.950%, 8/15/29	250,000	272,619

		6,532,903

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	619,190
3.700%, 4/1/27	600,000	680,565
RELX Capital, Inc.
3.500%, 3/16/23	925,000	987,771
4.000%, 3/18/29	750,000	869,223
3.000%, 5/22/30	250,000	267,776
Republic Services, Inc.
5.250%, 11/15/21	406,000	431,170
3.550%, 6/1/22	1,000,000	1,043,234
4.750%, 5/15/23	1,000,000	1,111,430
2.500%, 8/15/24	235,000	249,799
3.375%, 11/15/27	275,000	306,937
3.950%, 5/15/28	750,000	876,080
Steelcase, Inc.
5.125%, 1/18/29	350,000	372,466
Waste Connections, Inc.
3.500%, 5/1/29	750,000	836,007
Waste Management, Inc.
2.900%, 9/15/22	500,000	520,783
3.500%, 5/15/24	500,000	546,652
2.950%, 6/15/24 (x)	140,000	143,070
3.125%, 3/1/25	1,000,000	1,090,455
3.200%, 6/15/26	500,000	512,359
3.150%, 11/15/27	750,000	836,785
3.450%, 6/15/29	375,000	382,500

		12,684,252

Construction & Engineering (0.0%)
Fluor Corp.
3.500%, 12/15/24	900,000	761,400
4.250%, 9/15/28 (x)	500,000	428,435

		1,189,835

Electrical Equipment (0.1%)
ABB Finance USA, Inc.
2.875%, 5/8/22	1,306,000	1,355,340
3.375%, 4/3/23	500,000	530,349
3.800%, 4/3/28	500,000	580,703
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,610,800
3.103%, 9/15/27	500,000	546,313
Emerson Electric Co.
2.625%, 12/1/21	450,000	462,527
2.625%, 2/15/23	256,000	268,589
3.150%, 6/1/25	350,000	386,756
1.800%, 10/15/27	235,000	243,121
Hubbell, Inc.
3.350%, 3/1/26	750,000	788,957
3.150%, 8/15/27	150,000	156,469
3.500%, 2/15/28	500,000	535,472
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	531,586
3.500%, 3/1/29	300,000	338,190

		8,335,172

Industrial Conglomerates (0.2%)
3M Co.
3.000%, 9/14/21	235,000	241,704
1.625%, 9/19/21	500,000	506,610
2.750%, 3/1/22	235,000	243,480
2.000%, 6/26/22	1,000,000	1,029,906
1.750%, 2/14/23	350,000	362,261
2.250%, 3/15/23	355,000	371,383
3.250%, 2/14/24	850,000	924,417
2.000%, 2/14/25	500,000	525,370
3.000%, 8/7/25	750,000	831,178
2.250%, 9/19/26	500,000	535,698
2.875%, 10/15/27	500,000	554,061
3.625%, 9/14/28	500,000	581,092
2.375%, 8/26/29	750,000	800,862
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	573,819
General Electric Co.
3.450%, 5/1/27	2,000,000	2,038,769
Honeywell International, Inc.
1.850%, 11/1/21	1,000,000	1,017,571
2.150%, 8/8/22	235,000	242,674
2.300%, 8/15/24	500,000	531,650
1.350%, 6/1/25	500,000	512,111
2.500%, 11/1/26	1,000,000	1,100,780
2.700%, 8/15/29	295,000	322,903
Pentair Finance Sarl
4.500%, 7/1/29	250,000	274,578
Roper Technologies, Inc.
2.800%, 12/15/21	250,000	257,135
3.125%, 11/15/22	625,000	654,501
3.650%, 9/15/23	1,000,000	1,087,997
2.350%, 9/15/24	165,000	173,570
3.850%, 12/15/25	125,000	141,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.800%, 12/15/26	$285,000	$324,536
2.950%, 9/15/29	210,000	225,066
2.000%, 6/30/30	440,000	440,324
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26	500,000	546,009
3.800%, 3/21/29	500,000	563,460

		18,537,081

Machinery (0.3%)
Caterpillar, Inc.
2.600%, 6/26/22	844,000	875,309
3.400%, 5/15/24	715,000	787,010
2.600%, 9/19/29	350,000	378,951
CNH Industrial Capital LLC
3.875%, 10/15/21	310,000	317,524
4.375%, 4/5/22	385,000	401,985
1.950%, 7/2/23	160,000	161,041
4.200%, 1/15/24	700,000	747,940
CNH Industrial NV
3.850%, 11/15/27 (x)	655,000	691,459
Crane Co.
4.450%, 12/15/23	400,000	434,292
Cummins, Inc.
3.650%, 10/1/23	500,000	544,505
Deere & Co.
2.600%, 6/8/22	312,000	323,589
Dover Corp.
3.150%, 11/15/25	250,000	265,259
2.950%, 11/4/29	105,000	112,104
Flowserve Corp.
4.000%, 11/15/23	700,000	706,483
Fortive Corp.
3.150%, 6/15/26	1,500,000	1,638,957
IDEX Corp.
4.200%, 12/15/21	300,000	307,605
3.000%, 5/1/30	250,000	258,796
Illinois Tool Works, Inc.
3.375%, 9/15/21	300,000	306,805
3.500%, 3/1/24	1,000,000	1,092,286
2.650%, 11/15/26	950,000	1,031,440
Kennametal, Inc.
3.875%, 2/15/22	560,000	577,883
4.625%, 6/15/28	250,000	260,515
nVent Finance Sarl
3.950%, 4/15/23	500,000	515,522
Oshkosh Corp.
4.600%, 5/15/28	250,000	274,134
Otis Worldwide Corp.
2.056%, 4/5/25§	1,030,000	1,075,707
2.293%, 4/5/27§	800,000	845,475
2.565%, 2/15/30§	925,000	971,533
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	172,133
3.300%, 11/21/24	600,000	652,517
3.250%, 6/14/29	270,000	296,554
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	1,048,293
3.400%, 3/1/26	355,000	395,843
4.250%, 11/15/28	350,000	415,885
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60 (k)	310,000	304,666
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24 (e)	750,000	786,562
3.200%, 6/15/25	180,000	183,465
3.450%, 11/15/26	500,000	514,898
4.950%, 9/15/28 (e)	750,000	835,770
Xylem, Inc.
3.250%, 11/1/26	570,000	624,348
1.950%, 1/30/28	350,000	351,692

		22,486,735

Professional Services (0.1%)
Equifax, Inc.
3.600%, 8/15/21	180,000	184,993
3.300%, 12/15/22	461,000	486,364
3.950%, 6/15/23	100,000	108,309
2.600%, 12/1/24	250,000	264,371
IHS Markit Ltd.
4.125%, 8/1/23	350,000	381,598
3.625%, 5/1/24	335,000	355,519
4.250%, 5/1/29	955,000	1,094,946
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	549,841
3.350%, 5/15/26	570,000	619,808
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	452,412
4.125%, 3/15/29	500,000	587,458

		5,085,619

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	2,156,000	2,239,990
3.850%, 9/1/23	750,000	819,258
3.750%, 4/1/24	250,000	275,639
3.400%, 9/1/24	500,000	549,470
3.000%, 4/1/25	750,000	821,070
3.650%, 9/1/25	500,000	566,677
3.250%, 6/15/27	400,000	450,161
Canadian National Railway Co.
2.950%, 11/21/24	250,000	269,047
Canadian Pacific Railway Co.
2.900%, 2/1/25	1,000,000	1,084,208
2.050%, 3/5/30	180,000	183,422
CSX Corp.
3.700%, 11/1/23	1,000,000	1,098,124
3.350%, 11/1/25	500,000	553,674
2.600%, 11/1/26	750,000	811,832
3.250%, 6/1/27	550,000	613,751
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	313,767
3.875%, 3/1/26	500,000	570,165
Kansas City Southern
3.000%, 5/15/23	121,000	125,589
2.875%, 11/15/29	310,000	326,331
Norfolk Southern Corp.
2.903%, 2/15/23	1,150,000	1,211,953
3.650%, 8/1/25	1,000,000	1,128,508
2.900%, 6/15/26	500,000	551,007
3.150%, 6/1/27	365,000	414,682
3.800%, 8/1/28	850,000	980,927
2.550%, 11/1/29	500,000	532,695
Ryder System, Inc.
2.250%, 9/1/21 (x)	150,000	151,805
3.450%, 11/15/21	250,000	257,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 3/1/22	$150,000	$153,751
2.875%, 6/1/22	135,000	138,892
2.500%, 9/1/22	190,000	194,615
3.400%, 3/1/23	650,000	675,319
3.750%, 6/9/23	500,000	532,449
3.875%, 12/1/23	250,000	268,580
3.650%, 3/18/24	350,000	374,117
2.500%, 9/1/24	385,000	394,035
3.350%, 9/1/25	500,000	525,324
2.900%, 12/1/26	220,000	227,299
Union Pacific Corp.
2.950%, 3/1/22	270,000	281,106
2.950%, 1/15/23	500,000	528,171
2.750%, 4/15/23	1,000,000	1,053,343
3.500%, 6/8/23	750,000	813,604
3.646%, 2/15/24	500,000	546,170
3.150%, 3/1/24	200,000	215,042
3.750%, 7/15/25	625,000	706,546
3.250%, 8/15/25	250,000	276,682
2.750%, 3/1/26	250,000	271,215
2.150%, 2/5/27	500,000	524,892
3.000%, 4/15/27	1,000,000	1,104,117
3.700%, 3/1/29	530,000	616,474
2.400%, 2/5/30	430,000	456,920

		27,779,797

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.500%, 1/15/22	290,000	292,875
2.625%, 7/1/22	750,000	742,536
2.250%, 1/15/23	235,000	227,851
2.750%, 1/15/23	400,000	395,607
3.875%, 7/3/23	500,000	506,525
4.250%, 9/15/24	1,000,000	1,018,175
2.300%, 2/1/25	350,000	334,264
3.250%, 3/1/25	3,000,000	2,995,150
3.375%, 7/1/25	235,000	235,393
3.750%, 6/1/26	375,000	378,576
3.000%, 2/1/30	250,000	231,824
Aircastle Ltd.
5.500%, 2/15/22	470,000	470,739
5.000%, 4/1/23	465,000	456,062
4.400%, 9/25/23	500,000	478,275
4.125%, 5/1/24	465,000	435,763
4.250%, 6/15/26	235,000	212,502
BOC Aviation Ltd.
3.000%, 5/23/22 (m)	500,000	504,865
GATX Corp.
4.350%, 2/15/24	1,000,000	1,092,273
3.250%, 3/30/25	400,000	412,375
WW Grainger, Inc.
1.850%, 2/15/25	350,000	365,870

		11,787,500

Total Industrials		172,341,303

Information Technology (3.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.850%, 9/20/21	1,650,000	1,677,110
3.000%, 6/15/22	450,000	473,758
2.600%, 2/28/23	500,000	528,111
2.200%, 9/20/23	750,000	790,213
3.625%, 3/4/24	1,000,000	1,111,151
3.500%, 6/15/25	425,000	482,722
2.950%, 2/28/26	750,000	841,473
2.500%, 9/20/26	1,150,000	1,269,019
Juniper Networks, Inc.
4.500%, 3/15/24	175,000	194,479
4.350%, 6/15/25	350,000	392,376
3.750%, 8/15/29 (x)	500,000	556,088
Motorola Solutions, Inc.
3.750%, 5/15/22	53,000	55,537
3.500%, 3/1/23	1,000,000	1,060,733
4.600%, 2/23/28	550,000	624,813
4.600%, 5/23/29	350,000	405,187

		10,462,770

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	520,426
3.550%, 10/1/27	500,000	524,361
Amphenol Corp.
3.200%, 4/1/24	250,000	268,675
2.050%, 3/1/25	1,000,000	1,041,623
Arrow Electronics, Inc.
3.500%, 4/1/22	1,500,000	1,539,307
3.250%, 9/8/24	300,000	315,450
Avnet, Inc.
3.750%, 12/1/21	125,000	128,412
4.625%, 4/15/26	500,000	560,715
Corning, Inc.
2.900%, 5/15/22 (x)	650,000	670,203
Flex Ltd.
4.750%, 6/15/25	800,000	887,000
3.750%, 2/1/26	250,000	264,688
4.875%, 6/15/29	350,000	386,109
4.875%, 5/12/30	250,000	276,094
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,062,128
3.950%, 1/12/28	270,000	290,617
3.600%, 1/15/30	150,000	156,387
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	670,488
4.600%, 4/6/27	465,000	545,748
3.000%, 10/30/29	250,000	271,027
Trimble, Inc.
4.150%, 6/15/23	350,000	372,984
4.750%, 12/1/24	350,000	380,009
4.900%, 6/15/28	450,000	516,570
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	363,573
3.700%, 2/15/26	250,000	275,975
3.125%, 8/15/27	365,000	397,856

		12,686,425

IT Services (0.7%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	493,400
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	563,624
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	387,577
2.900%, 12/1/29	500,000	534,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
DXC Technology Co.
4.250%, 4/15/24	$500,000	$515,065
Fidelity National Information Services, Inc.
3.500%, 4/15/23	264,000	282,398
3.875%, 6/5/24	271,000	300,339
3.000%, 8/15/26	1,250,000	1,378,430
4.250%, 5/15/28	1,050,000	1,219,876
3.750%, 5/21/29	100,000	117,633
Fiserv, Inc.
3.500%, 10/1/22	500,000	530,366
3.800%, 10/1/23	375,000	410,117
2.750%, 7/1/24	1,350,000	1,438,516
3.850%, 6/1/25	1,500,000	1,695,822
3.200%, 7/1/26	250,000	275,675
2.250%, 6/1/27	1,000,000	1,049,600
4.200%, 10/1/28	465,000	546,782
3.500%, 7/1/29	890,000	1,000,831
2.650%, 6/1/30	1,000,000	1,059,645
Genpact Luxembourg Sarl
3.700%, 4/1/22 (e)	250,000	256,982
3.375%, 12/1/24	250,000	257,985
Global Payments, Inc.
3.750%, 6/1/23	450,000	488,125
4.000%, 6/1/23	500,000	541,130
2.650%, 2/15/25	750,000	794,658
4.800%, 4/1/26	1,000,000	1,170,210
4.450%, 6/1/28	500,000	582,942
3.200%, 8/15/29	750,000	803,505
2.900%, 5/15/30	235,000	245,646
IBM Credit LLC
3.600%, 11/30/21	500,000	522,464
2.200%, 9/8/22	400,000	413,922
3.000%, 2/6/23	750,000	795,128
International Business Machines Corp.
2.850%, 5/13/22	1,750,000	1,828,577
2.875%, 11/9/22	1,000,000	1,053,293
3.375%, 8/1/23	1,000,000	1,081,407
3.625%, 2/12/24	1,000,000	1,099,260
3.000%, 5/15/24	2,750,000	2,975,996
3.450%, 2/19/26	1,000,000	1,129,194
3.300%, 5/15/26	1,500,000	1,686,780
3.300%, 1/27/27 (x)	1,095,000	1,221,801
1.700%, 5/15/27	405,000	413,450
3.500%, 5/15/29	2,965,000	3,408,473
1.950%, 5/15/30	220,000	224,937
Mastercard, Inc.
2.000%, 11/21/21	500,000	510,261
3.375%, 4/1/24	1,000,000	1,103,571
2.000%, 3/3/25	500,000	528,614
2.950%, 11/21/26	1,150,000	1,287,050
3.500%, 2/26/28	140,000	161,564
2.950%, 6/1/29	700,000	781,823
PayPal Holdings, Inc.
2.200%, 9/26/22	290,000	299,602
1.350%, 6/1/23	555,000	564,262
2.400%, 10/1/24	535,000	567,282
1.650%, 6/1/25	1,000,000	1,030,746
2.650%, 10/1/26	335,000	363,370
2.300%, 6/1/30	1,000,000	1,044,167
Visa, Inc.
2.150%, 9/15/22	1,195,000	1,240,616
2.800%, 12/14/22	1,750,000	1,850,412
3.150%, 12/14/25	3,450,000	3,828,875
2.750%, 9/15/27	300,000	331,566
Western Union Co. (The)
3.600%, 3/15/22	300,000	311,996
4.250%, 6/9/23 (x)	250,000	268,932
2.850%, 1/10/25	125,000	130,119

		53,000,770

Semiconductors & Semiconductor Equipment (0.8%)
Altera Corp.
4.100%, 11/15/23	600,000	664,516
Analog Devices, Inc.
2.500%, 12/5/21	300,000	306,581
2.875%, 6/1/23	250,000	263,484
3.125%, 12/5/23	500,000	535,190
3.900%, 12/15/25	450,000	513,604
3.500%, 12/5/26	500,000	563,292
Applied Materials, Inc.
1.750%, 6/1/30	585,000	598,657
Broadcom Corp.
2.650%, 1/15/23	750,000	776,805
3.125%, 1/15/25	715,000	762,987
Broadcom, Inc.
2.250%, 11/15/23§	535,000	548,744
4.700%, 4/15/25§	3,500,000	3,944,232
3.150%, 11/15/25§	790,000	840,977
4.250%, 4/15/26§	2,025,000	2,253,475
3.459%, 9/15/26§	260,000	278,963
4.110%, 9/15/28§	3,692,000	4,048,278
4.750%, 4/15/29§	2,500,000	2,833,123
5.000%, 4/15/30§	2,500,000	2,860,977
Intel Corp.
3.300%, 10/1/21	1,257,000	1,304,878
2.350%, 5/11/22	800,000	827,343
3.100%, 7/29/22	600,000	632,741
2.700%, 12/15/22	875,000	926,473
3.700%, 7/29/25	1,795,000	2,037,988
2.600%, 5/19/26	500,000	546,880
3.150%, 5/11/27	2,000,000	2,246,523
2.450%, 11/15/29	1,605,000	1,723,897
KLA Corp.
4.100%, 3/15/29	625,000	740,222
Lam Research Corp.
3.800%, 3/15/25	350,000	395,930
3.750%, 3/15/26	750,000	859,633
4.000%, 3/15/29	530,000	628,616
Marvell Technology Group Ltd.
4.200%, 6/22/23	350,000	376,056
4.875%, 6/22/28	350,000	421,750
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	422,220
3.450%, 6/15/27	500,000	543,518
Micron Technology, Inc.
2.497%, 4/24/23	1,000,000	1,039,545
4.640%, 2/6/24	105,000	115,517
4.975%, 2/6/26	350,000	401,724
4.185%, 2/15/27	375,000	420,662
5.327%, 2/6/29	350,000	420,035
NVIDIA Corp.
2.200%, 9/16/21	395,000	402,591
3.200%, 9/16/26	850,000	965,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
NXP BV
4.875%, 3/1/24§	$500,000	$558,594
2.700%, 5/1/25§	100,000	104,685
5.350%, 3/1/26§	500,000	590,901
3.875%, 6/18/26§	500,000	557,584
3.150%, 5/1/27§	165,000	174,875
5.550%, 12/1/28§	335,000	407,132
4.300%, 6/18/29§	750,000	851,201
3.400%, 5/1/30§	1,215,000	1,306,793
QUALCOMM, Inc.
3.000%, 5/20/22	2,500,000	2,612,968
2.600%, 1/30/23	1,850,000	1,940,795
2.900%, 5/20/24	1,000,000	1,073,637
3.250%, 5/20/27	1,500,000	1,695,471
2.150%, 5/20/30	500,000	521,281
Texas Instruments, Inc.
1.850%, 5/15/22	500,000	512,680
2.250%, 5/1/23	750,000	784,836
2.625%, 5/15/24	216,000	232,040
1.375%, 3/12/25	105,000	107,923
2.900%, 11/3/27	355,000	398,925
2.250%, 9/4/29	320,000	340,288
Xilinx, Inc.
2.950%, 6/1/24 (x)	650,000	702,277

		56,469,117

Software (0.7%)
Adobe, Inc.
1.700%, 2/1/23	290,000	299,944
1.900%, 2/1/25	470,000	494,355
2.150%, 2/1/27	465,000	497,468
Autodesk, Inc.
4.375%, 6/15/25	600,000	674,565
3.500%, 6/15/27	1,000,000	1,124,965
2.850%, 1/15/30	195,000	212,199
CA, Inc.
4.700%, 3/15/27	250,000	274,873
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	195,676
Intuit, Inc.
0.650%, 7/15/23	160,000	160,329
0.950%, 7/15/25	250,000	250,589
1.350%, 7/15/27	165,000	165,766
Microsoft Corp.
2.400%, 2/6/22	1,000,000	1,032,688
2.375%, 2/12/22	1,000,000	1,032,665
2.650%, 11/3/22	1,000,000	1,050,718
2.125%, 11/15/22	500,000	520,669
2.375%, 5/1/23	1,250,000	1,319,753
2.000%, 8/8/23	1,350,000	1,412,992
3.625%, 12/15/23	2,000,000	2,204,988
2.875%, 2/6/24	335,000	360,961
2.700%, 2/12/25	1,500,000	1,629,433
3.125%, 11/3/25	2,600,000	2,922,074
2.400%, 8/8/26	3,260,000	3,558,756
3.300%, 2/6/27	1,000,000	1,140,184
Oracle Corp.
2.800%, 7/8/21	585,000	600,269
1.900%, 9/15/21	2,755,000	2,801,541
2.500%, 5/15/22	2,000,000	2,067,347
2.500%, 10/15/22	1,875,000	1,956,234
2.625%, 2/15/23	805,000	846,644
3.625%, 7/15/23	1,000,000	1,089,097
2.400%, 9/15/23	1,000,000	1,053,226
3.400%, 7/8/24	2,000,000	2,191,075
2.950%, 11/15/24	750,000	814,988
2.950%, 5/15/25	3,000,000	3,278,804
2.650%, 7/15/26	2,805,000	3,033,961
3.250%, 11/15/27	1,000,000	1,120,184
2.950%, 4/1/30	5,000,000	5,568,183
salesforce.com, Inc.
3.250%, 4/11/23	375,000	402,191
3.700%, 4/11/28	375,000	436,162
VMware, Inc.
2.950%, 8/21/22	515,000	531,891
3.900%, 8/21/27	2,050,000	2,165,004

		52,493,411

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
1.550%, 8/4/21	1,400,000	1,417,403
2.150%, 2/9/22	1,000,000	1,028,488
2.500%, 2/9/22	750,000	774,585
2.300%, 5/11/22 (x)	1,000,000	1,033,788
2.700%, 5/13/22	1,000,000	1,042,972
1.700%, 9/11/22	440,000	452,203
2.100%, 9/12/22	750,000	777,371
2.400%, 1/13/23	1,000,000	1,050,779
2.850%, 2/23/23	1,250,000	1,327,782
2.400%, 5/3/23	4,707,000	4,975,628
0.750%, 5/11/23	585,000	590,768
3.000%, 2/9/24	495,000	535,309
3.450%, 5/6/24	1,500,000	1,654,263
2.850%, 5/11/24	750,000	810,285
1.800%, 9/11/24	750,000	782,060
2.750%, 1/13/25	750,000	812,873
2.500%, 2/9/25	1,000,000	1,077,350
1.125%, 5/11/25	500,000	509,970
3.250%, 2/23/26	2,255,000	2,526,248
2.450%, 8/4/26	1,675,000	1,817,338
2.050%, 9/11/26	750,000	794,626
3.350%, 2/9/27	1,500,000	1,694,252
3.200%, 5/11/27	923,000	1,040,935
3.000%, 6/20/27	2,060,000	2,306,232
3.000%, 11/13/27	2,250,000	2,516,027
2.200%, 9/11/29	750,000	803,641
1.650%, 5/11/30	440,000	449,549
Dell International LLC
5.450%, 6/15/23§	3,075,000	3,363,471
4.000%, 7/15/24§	500,000	539,419
6.020%, 6/15/26§	1,905,000	2,176,219
4.900%, 10/1/26§	1,300,000	1,438,658
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	375,000	387,014
4.400%, 10/15/22 (e)	1,500,000	1,611,813
2.250%, 4/1/23	750,000	772,061
4.900%, 10/15/25 (e)	3,000,000	3,463,226
HP, Inc.
4.050%, 9/15/22	1,000,000	1,069,836
2.200%, 6/17/25	750,000	774,276
3.000%, 6/17/27	750,000	786,008
3.400%, 6/17/30 (x)	750,000	770,387
NetApp, Inc.
3.300%, 9/29/24	500,000	539,767
1.875%, 6/22/25	215,000	218,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 6/22/27	$300,000	$304,058
2.700%, 6/22/30	300,000	299,879
Seagate HDD Cayman
4.875%, 3/1/24	300,000	321,822

		53,438,695

Total Information Technology		238,551,188

Materials (0.8%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.
2.750%, 2/3/23	1,000,000	1,051,769
3.350%, 7/31/24	750,000	817,804
1.500%, 10/15/25	130,000	134,311
1.850%, 5/15/27	195,000	204,425
2.050%, 5/15/30	125,000	130,552
Airgas, Inc.
3.650%, 7/15/24	450,000	489,467
Albemarle Corp.
4.150%, 12/1/24	250,000	265,367
Albemarle Wodgina Pty. Ltd.
3.450%, 11/15/29§	125,000	120,064
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,356,509
Cabot Corp.
3.700%, 7/15/22	500,000	520,408
4.000%, 7/1/29	500,000	526,974
Celanese US Holdings LLC
4.625%, 11/15/22	450,000	478,971
3.500%, 5/8/24	300,000	313,704
Dow Chemical Co. (The)
3.150%, 5/15/24	430,000	458,325
4.550%, 11/30/25	250,000	284,750
3.625%, 5/15/26	500,000	544,909
4.800%, 11/30/28	500,000	596,270
DuPont de Nemours, Inc.
2.169%, 5/1/23	730,000	744,235
4.205%, 11/15/23	1,500,000	1,641,932
4.493%, 11/15/25	1,150,000	1,321,163
4.725%, 11/15/28	2,000,000	2,406,735
Eastman Chemical Co.
3.500%, 12/1/21	160,000	164,566
3.600%, 8/15/22	1,125,000	1,172,991
3.800%, 3/15/25	1,000,000	1,088,504
Ecolab, Inc.
4.350%, 12/8/21	1,106,000	1,166,949
3.250%, 1/14/23	500,000	529,437
2.700%, 11/1/26	215,000	238,039
EI du Pont de Nemours and Co.
1.700%, 7/15/25	145,000	149,716
FMC Corp.
4.100%, 2/1/24	1,500,000	1,621,591
3.200%, 10/1/26	350,000	377,028
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	432,854
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,182,200
LyondellBasell Industries NV
6.000%, 11/15/21	1,800,000	1,903,708
Mosaic Co. (The)
3.250%, 11/15/22	500,000	511,789
4.250%, 11/15/23	1,000,000	1,038,591
4.050%, 11/15/27	750,000	791,596
NewMarket Corp.
4.100%, 12/15/22	167,000	176,989
Nutrien Ltd.
3.150%, 10/1/22	131,000	137,366
1.900%, 5/13/23	175,000	178,879
3.500%, 6/1/23	1,000,000	1,067,670
3.625%, 3/15/24	500,000	540,488
4.000%, 12/15/26	500,000	561,742
4.200%, 4/1/29	280,000	323,025
2.950%, 5/13/30	500,000	527,853
PPG Industries, Inc.
3.200%, 3/15/23	650,000	689,504
2.400%, 8/15/24	250,000	264,527
2.800%, 8/15/29	250,000	265,854
Praxair, Inc.
3.000%, 9/1/21	600,000	617,646
2.200%, 8/15/22	450,000	464,338
2.700%, 2/21/23	500,000	522,902
3.200%, 1/30/26	350,000	387,729
RPM International, Inc.
3.750%, 3/15/27	350,000	368,236
4.550%, 3/1/29	500,000	560,375
Sherwin-Williams Co. (The)
4.200%, 1/15/22	200,000	208,564
3.125%, 6/1/24	575,000	618,703
3.950%, 1/15/26	500,000	561,102
3.450%, 6/1/27	750,000	836,824
2.950%, 8/15/29	500,000	537,058
Westlake Chemical Corp.
3.600%, 8/15/26	500,000	527,802
3.375%, 6/15/30	280,000	284,149

		38,007,528

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	313,208
3.450%, 6/1/27	321,000	344,256
3.500%, 12/15/27	500,000	540,804
Series CB 2.500%, 3/15/30	235,000	235,275
Vulcan Materials Co.
4.500%, 4/1/25 (x)	1,250,000	1,392,201
3.900%, 4/1/27	130,000	142,272

		2,968,016

Containers & Packaging (0.1%)
Avery Dennison Corp.
4.875%, 12/6/28	300,000	355,672
Bemis Co., Inc.
3.100%, 9/15/26	500,000	528,080
2.630%, 6/19/30	220,000	225,571
International Paper Co.
7.500%, 8/15/21	53,000	56,817
3.650%, 6/15/24	1,900,000	2,088,583
Packaging Corp. of America
4.500%, 11/1/23	200,000	219,601
3.650%, 9/15/24	1,000,000	1,090,780
3.400%, 12/15/27	360,000	399,124
WestRock RKT LLC
4.900%, 3/1/22	1,500,000	1,597,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
WRKCo., Inc.
3.000%, 9/15/24	$500,000	$531,545
3.750%, 3/15/25	500,000	550,006
4.650%, 3/15/26	550,000	623,189
4.000%, 3/15/28	500,000	554,383
3.900%, 6/1/28	175,000	193,257

		9,013,659

Metals & Mining (0.1%)
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	682,000	705,236
Newmont Corp.
3.700%, 3/15/23	79,000	83,224
Nucor Corp.
2.000%, 6/1/25	100,000	103,326
3.950%, 5/1/28	1,350,000	1,547,920
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	537,084
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	1,000,000	1,131,793
Southern Copper Corp.
3.500%, 11/8/22	244,000	254,980
3.875%, 4/23/25	300,000	325,125
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	521,584
2.400%, 6/15/25	465,000	477,335
Vale Overseas Ltd.
6.250%, 8/10/26	1,250,000	1,469,531

		7,157,138

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22 (x)	2,000,000	2,050,572
Fibria Overseas Finance Ltd.
4.000%, 1/14/25	1,000,000	1,030,312
5.500%, 1/17/27	625,000	673,438
Suzano Austria GmbH
6.000%, 1/15/29	1,000,000	1,081,562

		4,835,884

Total Materials		61,982,225

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)
3.900%, 6/15/23	1,000,000	1,074,978
4.000%, 1/15/24	805,000	880,898
3.450%, 4/30/25	750,000	834,587
3.800%, 4/15/26	250,000	280,769
American Campus Communities Operating Partnership LP (REIT)
3.750%, 4/15/23	500,000	514,532
3.300%, 7/15/26	300,000	306,741
3.625%, 11/15/27	200,000	205,377
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	536,214
American Tower Corp. (REIT)
3.450%, 9/15/21	1,000,000	1,035,344
2.250%, 1/15/22	1,250,000	1,280,267
4.700%, 3/15/22	500,000	534,010
3.500%, 1/31/23	1,150,000	1,227,037
3.000%, 6/15/23	500,000	533,002
5.000%, 2/15/24	1,000,000	1,137,252
3.375%, 5/15/24	500,000	543,404
2.950%, 1/15/25	750,000	806,845
2.400%, 3/15/25	500,000	525,455
1.300%, 9/15/25	350,000	351,166
2.750%, 1/15/27	350,000	374,195
3.950%, 3/15/29	500,000	573,147
2.900%, 1/15/30	240,000	256,140
2.100%, 6/15/30	250,000	250,782
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	500,000	521,437
4.200%, 12/15/23	100,000	109,796
3.500%, 11/15/25	250,000	278,499
2.950%, 5/11/26	1,000,000	1,079,070
2.900%, 10/15/26	250,000	272,068
3.350%, 5/15/27	175,000	199,181
Boston Properties LP (REIT)
3.850%, 2/1/23	500,000	534,978
3.125%, 9/1/23	1,000,000	1,057,861
3.200%, 1/15/25	1,750,000	1,875,431
3.400%, 6/21/29	750,000	828,134
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	257,422
4.100%, 10/1/24	250,000	260,219
3.950%, 11/15/27	300,000	309,308
4.550%, 10/1/29	250,000	266,259
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	750,000	765,009
3.650%, 6/15/24	300,000	307,473
3.850%, 2/1/25	355,000	368,635
4.125%, 6/15/26	275,000	287,364
3.900%, 3/15/27	250,000	253,944
4.125%, 5/15/29	375,000	386,886
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,188,521
4.100%, 10/15/28	215,000	253,282
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	539,405
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25 (x)	250,000	264,971
3.650%, 8/15/26	250,000	259,151
Corporate Office Properties LP (REIT)
3.600%, 5/15/23	200,000	203,098
5.000%, 7/1/25	100,000	106,318
Crown Castle International Corp. (REIT)
2.250%, 9/1/21	1,000,000	1,016,770
5.250%, 1/15/23	1,000,000	1,111,083
3.150%, 7/15/23	1,970,000	2,099,628
3.200%, 9/1/24	500,000	542,176
1.350%, 7/15/25	100,000	100,731
4.450%, 2/15/26	2,165,000	2,495,267
3.700%, 6/15/26	165,000	183,474
3.650%, 9/1/27	750,000	836,585
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	530,203
3.125%, 9/1/26	250,000	254,926
4.375%, 2/15/29	150,000	175,908
CyrusOne LP (REIT)
2.900%, 11/15/24	375,000	393,111
3.450%, 11/15/29	435,000	452,813
Digital Realty Trust LP (REIT)
2.750%, 2/1/23	175,000	182,499
3.700%, 8/15/27	1,500,000	1,710,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Realty LP (REIT)
3.250%, 6/30/26	$750,000	$821,028
3.375%, 12/15/27	680,000	759,251
4.000%, 9/15/28	300,000	350,262
2.875%, 11/15/29	185,000	200,940
1.750%, 7/1/30	200,000	197,516
EPR Properties (REIT)
4.500%, 4/1/25	350,000	331,554
4.750%, 12/15/26	250,000	236,810
4.500%, 6/1/27	450,000	415,752
4.950%, 4/15/28	500,000	476,001
3.750%, 8/15/29	250,000	216,911
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	676,033
1.250%, 7/15/25	265,000	264,934
5.875%, 1/15/26	1,045,000	1,098,556
2.900%, 11/18/26	455,000	488,693
5.375%, 5/15/27	825,000	900,075
1.800%, 7/15/27	215,000	214,886
3.200%, 11/18/29	455,000	494,840
ERP Operating LP (REIT)
3.000%, 4/15/23	1,000,000	1,051,429
3.375%, 6/1/25	1,000,000	1,100,339
3.250%, 8/1/27	355,000	392,984
4.150%, 12/1/28	300,000	357,506
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	1,051,420
3.500%, 4/1/25	650,000	708,923
3.375%, 4/15/26	250,000	271,162
4.000%, 3/1/29	500,000	581,066
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	250,000	266,693
3.250%, 7/15/27 (x)	500,000	525,699
3.200%, 6/15/29	500,000	515,530
GLP Capital LP (REIT)
5.375%, 11/1/23	380,000	405,175
3.350%, 9/1/24	570,000	573,808
5.250%, 6/1/25	505,000	549,137
5.375%, 4/15/26 (x)	750,000	818,505
5.750%, 6/1/28	385,000	424,462
Healthcare Trust of America Holdings LP (REIT)
3.700%, 4/15/23	250,000	263,408
3.500%, 8/1/26	425,000	457,369
Healthpeak Properties, Inc. (REIT)
3.150%, 8/1/22	250,000	250,021
4.250%, 11/15/23	25,000	27,246
3.875%, 8/15/24	1,000,000	1,094,190
3.400%, 2/1/25	500,000	539,275
4.000%, 6/1/25	350,000	387,923
3.250%, 7/15/26	175,000	190,587
3.500%, 7/15/29	200,000	218,633
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	1,023,763
Series C 4.750%, 3/1/23	1,100,000	1,152,717
Series E 4.000%, 6/15/25	310,000	318,341
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	462,558
3.450%, 12/15/24	350,000	359,806
4.375%, 10/1/25	400,000	423,847
4.750%, 12/15/28	350,000	391,054
Kimco Realty Corp. (REIT)
3.400%, 11/1/22	500,000	521,812
3.125%, 6/1/23	1,000,000	1,026,462
2.700%, 3/1/24	250,000	253,474
3.300%, 2/1/25	610,000	643,784
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	233,054
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	435,989
4.000%, 6/15/29	500,000	550,045
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	521,531
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	191,711
3.750%, 6/15/24	450,000	489,289
4.000%, 11/15/25	350,000	392,951
3.600%, 6/1/27	500,000	553,115
3.950%, 3/15/29	750,000	860,364
National Retail Properties, Inc. (REIT)
3.300%, 4/15/23	700,000	718,969
3.900%, 6/15/24	500,000	533,606
4.000%, 11/15/25	200,000	218,443
3.600%, 12/15/26	250,000	263,335
4.300%, 10/15/28	665,000	725,990
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,072,234
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,114,823
4.500%, 1/15/25	450,000	467,921
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	261,740
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	516,620
Prologis LP (REIT)
4.250%, 8/15/23	100,000	110,636
3.750%, 11/1/25	445,000	509,333
3.250%, 10/1/26	300,000	336,530
2.125%, 4/15/27	500,000	527,137
4.375%, 2/1/29	155,000	187,217
Public Storage (REIT)
2.370%, 9/15/22	250,000	259,907
3.094%, 9/15/27	300,000	335,803
3.385%, 5/1/29	320,000	369,677
Realty Income Corp. (REIT)
3.250%, 10/15/22	844,000	886,747
4.650%, 8/1/23	1,000,000	1,104,373
3.875%, 4/15/25	750,000	817,260
4.125%, 10/15/26	725,000	811,605
3.250%, 6/15/29 (x)	350,000	378,083
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	383,958
4.125%, 3/15/28	500,000	550,083
2.950%, 9/15/29	250,000	253,652
Sabra Health Care LP (REIT)
4.800%, 6/1/24	250,000	250,000
3.900%, 10/15/29	750,000	686,250
Simon Property Group LP (REIT)
2.350%, 1/30/22	500,000	510,032
2.625%, 6/15/22 (x)	500,000	513,428
2.750%, 6/1/23	600,000	623,224
3.750%, 2/1/24	1,000,000	1,078,603
2.000%, 9/13/24	500,000	507,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 9/1/25	$500,000	$536,255
3.250%, 11/30/26	500,000	530,928
3.375%, 6/15/27 (x)	1,750,000	1,850,137
3.375%, 12/1/27	750,000	793,578
2.450%, 9/13/29	750,000	738,488
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	216,549
4.700%, 6/1/27	165,000	166,254
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	297,425
SL Green Realty Corp. (REIT)
4.500%, 12/1/22	150,000	151,901
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	478,355
4.000%, 7/15/29	225,000	221,775
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	279,967
4.625%, 3/15/29	250,000	257,628
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	459,405
UDR, Inc. (REIT)
4.000%, 10/1/25	250,000	278,170
2.950%, 9/1/26	125,000	132,041
3.500%, 7/1/27	350,000	382,017
3.200%, 1/15/30	1,000,000	1,083,623
Ventas Realty LP (REIT)
3.100%, 1/15/23	500,000	512,102
3.125%, 6/15/23	600,000	616,939
3.500%, 4/15/24	750,000	778,603
3.750%, 5/1/24	50,000	52,359
2.650%, 1/15/25	1,000,000	996,959
3.250%, 10/15/26	800,000	817,968
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24	400,000	428,291
4.625%, 11/1/25	500,000	538,680
4.875%, 6/1/26	485,000	530,097
3.950%, 8/15/27	320,000	334,642
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	544,601
Washington REIT (REIT)
3.950%, 10/15/22	150,000	153,190
Welltower, Inc. (REIT)
3.950%, 9/1/23	650,000	695,816
4.500%, 1/15/24	1,000,000	1,092,269
3.625%, 3/15/24	565,000	602,253
2.700%, 2/15/27	250,000	255,161
4.250%, 4/15/28	1,225,000	1,371,992
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	1,000,000	1,112,493
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	321,425
4.000%, 2/1/25	300,000	314,792
4.250%, 10/1/26	400,000	432,691
3.850%, 7/15/29	250,000	260,080

		110,656,499

Real Estate Management & Development (0.0%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,664,659
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	510,625

		2,175,284

Total Real Estate		112,831,783

Utilities (1.9%)
Electric Utilities (1.3%)
AEP Texas, Inc.
2.400%, 10/1/22	350,000	361,548
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	278,468
Alabama Power Co. Series 17A
2.450%, 3/30/22	500,000	515,787
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	441,301
2.300%, 3/1/30	150,000	152,847
Series F 2.950%, 12/15/22	150,000	157,095
Series I 3.650%, 12/1/21	335,000	349,105
Series J 4.300%, 12/1/28	500,000	590,680
Appalachian Power Co.
3.400%, 6/1/25	350,000	385,103
Arizona Public Service Co.
3.150%, 5/15/25	200,000	220,215
2.950%, 9/15/27	350,000	380,230
2.600%, 8/15/29	250,000	264,544
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	409,548
Avangrid, Inc.
3.150%, 12/1/24	500,000	542,307
3.800%, 6/1/29	750,000	864,443
Baltimore Gas and Electric Co.
2.400%, 8/15/26	700,000	749,542
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	257,606
Series Z 2.400%, 9/1/26	250,000	264,302
Cleco Corporate Holdings LLC
3.743%, 5/1/26 (e)	750,000	792,043
3.375%, 9/15/29§	175,000	180,352
Commonwealth Edison Co.
3.400%, 9/1/21	250,000	256,738
3.700%, 8/15/28	220,000	256,282
Series 122 2.950%, 8/15/27	500,000	551,551
Connecticut Light and Power Co. (The)
2.500%, 1/15/23	156,000	163,191
Series A 3.200%, 3/15/27	250,000	282,588
DTE Electric Co.
3.650%, 3/15/24	245,000	268,944
Duke Energy Carolinas LLC
3.350%, 5/15/22	500,000	525,684
2.500%, 3/15/23	500,000	524,685
2.950%, 12/1/26	1,000,000	1,121,045
3.950%, 11/15/28	500,000	596,787
2.450%, 8/15/29	300,000	323,088
Duke Energy Corp.
1.800%, 9/1/21	750,000	760,394
2.400%, 8/15/22	300,000	310,601
3.050%, 8/15/22	1,100,000	1,153,022
3.750%, 4/15/24	350,000	383,357
3.150%, 8/15/27	750,000	834,760
3.400%, 6/15/29	310,000	347,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Florida LLC
3.200%, 1/15/27	$650,000	$724,212
3.800%, 7/15/28	750,000	869,369
1.750%, 6/15/30	215,000	216,781
Duke Energy Ohio, Inc.
3.800%, 9/1/23	1,000,000	1,081,963
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	471,716
3.700%, 9/1/28	1,000,000	1,168,268
3.450%, 3/15/29	350,000	404,803
Edison International
2.400%, 9/15/22	400,000	404,956
3.125%, 11/15/22	90,000	92,662
2.950%, 3/15/23	300,000	307,186
3.550%, 11/15/24	200,000	211,040
5.750%, 6/15/27	40,000	46,103
4.125%, 3/15/28	500,000	529,511
Emera US Finance LP
3.550%, 6/15/26	665,000	747,498
Enel Americas SA
4.000%, 10/25/26	165,000	175,158
Enel Chile SA
4.875%, 6/12/28	750,000	839,766
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	1,104,023
3.500%, 4/1/26	300,000	338,614
Entergy Corp.
4.000%, 7/15/22	1,000,000	1,064,644
2.950%, 9/1/26	300,000	330,031
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	532,987
Evergy Kansas Central, Inc.
2.550%, 7/1/26 (x)	350,000	373,138
Evergy Metro, Inc.
3.150%, 3/15/23	250,000	265,164
3.650%, 8/15/25	500,000	563,375
Evergy, Inc.
2.450%, 9/15/24	335,000	354,021
2.900%, 9/15/29	500,000	536,176
Eversource Energy
Series H 3.150%, 1/15/25	150,000	162,758
Series K 2.750%, 3/15/22	1,000,000	1,035,619
Series L 2.900%, 10/1/24	500,000	537,737
Series M 3.300%, 1/15/28	500,000	549,965
Series N 3.800%, 12/1/23	210,000	230,101
Exelon Corp.
3.497%, 6/1/22 (e)	1,000,000	1,042,105
3.950%, 6/15/25	750,000	844,379
3.400%, 4/15/26	500,000	558,425
FirstEnergy Corp.
2.050%, 3/1/25	170,000	175,406
Series A 2.850%, 7/15/22	450,000	466,584
1.600%, 1/15/26	180,000	180,980
Series B 4.250%, 3/15/23	675,000	729,316
3.900%, 7/15/27	625,000	712,348
Florida Power & Light Co.
2.750%, 6/1/23	250,000	265,480
Fortis, Inc.
3.055%, 10/4/26	750,000	811,585
Georgia Power Co.
2.850%, 5/15/22 (x)	750,000	778,567
3.250%, 4/1/26	350,000	382,450
3.250%, 3/30/27	500,000	544,117
Series A 2.100%, 7/30/23	350,000	364,196
2.200%, 9/15/24	350,000	366,843
Series B 2.650%, 9/15/29	350,000	361,903
Gulf Power Co.
Series A 3.300%, 5/30/27	250,000	273,379
Hydro-Quebec
Series HY 8.400%, 1/15/22	125,000	139,441
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,425,207
Interstate Power and Light Co.
3.250%, 12/1/24	500,000	545,353
4.100%, 9/26/28	450,000	523,177
3.600%, 4/1/29	500,000	562,955
2.300%, 6/1/30	125,000	127,429
ITC Holdings Corp.
2.700%, 11/15/22	400,000	417,119
3.650%, 6/15/24	325,000	353,256
3.250%, 6/30/26	300,000	331,313
3.350%, 11/15/27	400,000	446,057
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	332,092
3.100%, 5/1/27	1,000,000	1,117,813
3.650%, 4/15/29	850,000	1,012,068
Mississippi Power Co.
3.950%, 3/30/28	250,000	284,578
NextEra Energy Capital Holdings, Inc.
2.403%, 9/1/21	1,000,000	1,021,076
2.900%, 4/1/22	375,000	389,746
2.800%, 1/15/23	400,000	421,555
3.150%, 4/1/24	1,000,000	1,084,593
2.750%, 5/1/25	1,000,000	1,081,184
3.250%, 4/1/26	355,000	395,985
3.550%, 5/1/27	1,500,000	1,690,151
3.500%, 4/1/29	500,000	566,681
2.250%, 6/1/30	2,500,000	2,555,455
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79 (k)	500,000	540,000
Northern States Power Co.
2.150%, 8/15/22	700,000	719,162
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	1,036,458
3.200%, 5/15/27	500,000	561,813
3.250%, 5/15/29	500,000	566,102
Oklahoma Gas and Electric Co.
3.800%, 8/15/28	350,000	390,542
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	538,015
3.700%, 11/15/28	1,250,000	1,467,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Pacific Gas and Electric Co.
1.750%, 6/16/22	$770,000	$767,721
2.100%, 8/1/27	750,000	742,237
PacifiCorp
2.950%, 2/1/22	500,000	519,156
3.600%, 4/1/24	600,000	660,792
PECO Energy Co.
2.375%, 9/15/22	500,000	517,904
3.150%, 10/15/25	700,000	772,844
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	302,907
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	327,857
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,144,908
3.500%, 12/1/22	1,000,000	1,060,631
3.400%, 6/1/23	250,000	265,605
3.100%, 5/15/26	500,000	544,870
Progress Energy, Inc.
3.150%, 4/1/22	1,250,000	1,297,416
Public Service Co. of Colorado
2.250%, 9/15/22	500,000	517,210
3.700%, 6/15/28	350,000	409,178
Public Service Electric and Gas Co.
2.375%, 5/15/23	500,000	521,814
3.250%, 9/1/23	300,000	323,757
2.250%, 9/15/26	450,000	479,632
3.700%, 5/1/28	500,000	581,699
3.650%, 9/1/28	300,000	345,515
3.200%, 5/15/29	250,000	284,235
2.450%, 1/15/30	165,000	177,176
Southern California Edison Co.
2.850%, 8/1/29	660,000	700,610
2.250%, 6/1/30	355,000	359,661
Series A 4.200%, 3/1/29	500,000	575,838
Series B 2.400%, 2/1/22	200,000	203,831
3.650%, 3/1/28	750,000	832,891
Series C 3.500%, 10/1/23	200,000	213,917
Series D 3.400%, 6/1/23	350,000	372,885
Series E 3.700%, 8/1/25	300,000	331,420
Southern Co. (The)
2.350%, 7/1/21	1,500,000	1,525,929
2.950%, 7/1/23	575,000	609,886
Southwestern Electric Power Co.
Series K 2.750%, 10/1/26	500,000	540,642
Series M 4.100%, 9/15/28	750,000	862,346
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	323,462
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	645,836
Union Electric Co.
3.500%, 4/15/24	500,000	546,440
2.950%, 6/15/27	500,000	545,899
3.500%, 3/15/29	500,000	574,605
Virginia Electric and Power Co.
3.450%, 2/15/24	1,000,000	1,084,007
Series A 3.150%, 1/15/26	715,000	802,634
3.500%, 3/15/27	750,000	851,920
3.800%, 4/1/28	500,000	583,727
2.875%, 7/15/29	175,000	193,827
Series B 2.950%, 11/15/26	500,000	556,844
Series C 2.750%, 3/15/23	1,400,000	1,468,840
Wisconsin Electric Power Co.
2.950%, 9/15/21	725,000	744,296
2.050%, 12/15/24	200,000	210,043
Wisconsin Power and Light Co.
3.050%, 10/15/27	350,000	377,954
Wisconsin Public Service Corp.
3.350%, 11/21/21	245,000	255,015
Xcel Energy, Inc.
2.600%, 3/15/22	500,000	514,473
3.300%, 6/1/25	500,000	551,793
3.350%, 12/1/26	500,000	565,278
4.000%, 6/15/28	500,000	586,745
2.600%, 12/1/29	350,000	375,023

		96,642,176

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	343,444
2.625%, 9/15/29	300,000	327,772
CenterPoint Energy Resources Corp.
3.550%, 4/1/23	750,000	800,762
4.000%, 4/1/28	500,000	568,273
Dominion Energy Gas Holdings LLC
Series A 2.500%, 11/15/24	290,000	306,165
Series B 3.000%, 11/15/29	355,000	379,373
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	990,614
5.200%, 7/15/25	1,000,000	1,060,455
3.950%, 9/15/27	300,000	286,687
4.750%, 9/1/28	300,000	307,285
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	568,603
Southern California Gas Co.
3.150%, 9/15/24	550,000	594,128
Series TT 2.600%, 6/15/26	500,000	542,889
Southwest Gas Corp.
2.200%, 6/15/30	500,000	513,272

		7,589,722

Independent Power and Renewable Electricity Producers (0.0%)
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	423,500
Exelon Generation Co. LLC
3.250%, 6/1/25	205,000	220,560
PSEG Power LLC
3.850%, 6/1/23	500,000	540,175

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Southern Power Co.
4.150%, 12/1/25	$500,000	$565,116
Series E 2.500%, 12/15/21	500,000	512,156

		2,261,507

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	169,669
Ameren Illinois Co.
2.700%, 9/1/22	500,000	520,963
3.800%, 5/15/28	350,000	406,380
Berkshire Hathaway Energy Co.
2.800%, 1/15/23	415,000	437,224
3.750%, 11/15/23	1,100,000	1,205,962
Black Hills Corp.
4.250%, 11/30/23	600,000	657,306
3.950%, 1/15/26	350,000	386,235
3.050%, 10/15/29	250,000	264,904
2.500%, 6/15/30	315,000	324,010
CenterPoint Energy, Inc.
3.600%, 11/1/21	155,000	160,940
3.850%, 2/1/24	400,000	436,935
2.500%, 9/1/24	250,000	263,400
4.250%, 11/1/28	400,000	465,464
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,059,040
3.000%, 5/15/26	210,000	228,410
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	637,716
Series B 3.125%, 11/15/27	300,000	333,844
Series D 4.000%, 12/1/28	500,000	589,575
Consumers Energy Co.
3.800%, 11/15/28	750,000	892,204
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	814,204
Dominion Energy, Inc.
2.715%, 8/15/21 (e)	175,000	178,839
3.071%, 8/15/24 (e)	180,000	193,142
4.250%, 6/1/28	500,000	581,084
Series B 2.750%, 1/15/22	500,000	516,155
Series C 2.000%, 8/15/21	300,000	304,499
Series D 2.850%, 8/15/26	450,000	483,288
DTE Energy Co.
2.250%, 11/1/22	250,000	257,982
2.850%, 10/1/26	750,000	796,608
3.800%, 3/15/27	500,000	551,165
2.950%, 3/1/30	250,000	261,968
Series B 2.600%, 6/15/22 (x)	175,000	180,908
3.300%, 6/15/22	300,000	313,589
Series C 3.500%, 6/1/24	1,000,000	1,088,315
2.529%, 10/1/24 (e)	375,000	395,011
3.400%, 6/15/29	175,000	189,286
Series D 3.700%, 8/1/23	500,000	540,945
NiSource, Inc.
2.650%, 11/17/22	185,000	193,188
3.650%, 6/15/23	350,000	378,214
3.490%, 5/15/27	1,250,000	1,404,575
2.950%, 9/1/29	350,000	382,557
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	1,044,944
2.875%, 6/15/24	700,000	748,856
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,567,875
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	539,176
Series NNN 3.600%, 9/1/23	1,650,000	1,760,667
Sempra Energy
2.875%, 10/1/22	563,000	586,100
2.900%, 2/1/23	165,000	172,906
3.550%, 6/15/24	250,000	274,065
3.750%, 11/15/25	300,000	326,167
3.250%, 6/15/27	500,000	555,539
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	750,000	770,319
2.450%, 10/1/23	650,000	681,867
3.250%, 6/15/26	530,000	569,254
WEC Energy Group, Inc.
3.100%, 3/8/22	115,000	119,821
3.550%, 6/15/25	250,000	280,510

		29,443,769

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	886,482
3.400%, 3/1/25	400,000	445,047
3.750%, 9/1/28	750,000	865,982
3.450%, 6/1/29	500,000	569,778
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	330,138

		3,097,427

Total Utilities		139,034,601

Total Corporate Bonds		2,626,233,945

Foreign Government Securities (2.5%)
Canada Government Bond
2.625%, 1/25/22	1,110,000	1,150,781
2.000%, 11/15/22	3,170,000	3,300,947
1.625%, 1/22/25	2,000,000	2,110,773
Export Development Canada
1.375%, 10/21/21	1,000,000	1,014,125
2.000%, 5/17/22	500,000	516,035
1.750%, 7/18/22	750,000	772,241
2.500%, 1/24/23	2,000,000	2,111,910
1.375%, 2/24/23	1,250,000	1,285,136
2.750%, 3/15/23	1,000,000	1,065,677
2.625%, 2/21/24	1,000,000	1,082,096
Export-Import Bank of Korea
4.375%, 9/15/21	200,000	208,812
3.500%, 11/27/21	320,000	331,851
2.750%, 1/25/22	1,000,000	1,030,625
5.000%, 4/11/22	500,000	536,875
3.000%, 11/1/22	950,000	995,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 11/27/23	$1,000,000	$1,091,869
4.000%, 1/14/24	500,000	552,344
2.375%, 6/25/24	350,000	369,060
2.875%, 1/21/25	1,500,000	1,624,219
1.875%, 2/12/25	200,000	207,345
3.250%, 11/10/25	1,000,000	1,116,250
2.625%, 5/26/26	2,000,000	2,176,875
2.375%, 4/21/27 (x)	1,500,000	1,584,375
FMS Wertmanagement AoeR
2.750%, 3/6/23	1,100,000	1,171,599
2.750%, 1/30/24	1,000,000	1,075,717
Hungary Government Bond
5.375%, 2/21/23	1,000,000	1,096,562
5.375%, 3/25/24	3,000,000	3,405,000
Italian Republic Government Bond
6.875%, 9/27/23	2,000,000	2,320,771
2.375%, 10/17/24	1,000,000	1,011,749
2.875%, 10/17/29	1,000,000	993,758
Japan Bank for International Cooperation
3.125%, 7/20/21	815,000	837,553
1.500%, 7/21/21	1,500,000	1,516,053
2.000%, 11/4/21	665,000	678,494
2.500%, 6/1/22	770,000	799,692
2.375%, 7/21/22	250,000	259,695
1.625%, 10/17/22	335,000	343,736
2.375%, 11/16/22	945,000	987,165
1.750%, 1/23/23	200,000	206,373
0.625%, 5/22/23	525,000	526,854
3.250%, 7/20/23	890,000	963,217
3.375%, 7/31/23 (x)	2,000,000	2,173,498
3.375%, 10/31/23	1,500,000	1,638,299
2.500%, 5/23/24	780,000	834,587
1.750%, 10/17/24	440,000	459,736
2.125%, 2/10/25	1,500,000	1,597,017
2.750%, 1/21/26	1,000,000	1,107,235
2.375%, 4/20/26	2,000,000	2,178,356
1.875%, 7/21/26	1,500,000	1,592,022
2.250%, 11/4/26	1,000,000	1,085,395
2.875%, 6/1/27	3,000,000	3,389,848
2.750%, 11/16/27	475,000	535,417
3.250%, 7/20/28	1,500,000	1,760,924
3.500%, 10/31/28	2,000,000	2,396,492
2.000%, 10/17/29	430,000	465,526
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	764,260
3.375%, 6/12/28	500,000	587,467
Oriental Republic of Uruguay
4.500%, 8/14/24	500,000	546,250
4.375%, 10/27/27	2,500,000	2,860,937
Province of Alberta
2.200%, 7/26/22	1,500,000	1,554,787
3.350%, 11/1/23	1,150,000	1,253,166
2.950%, 1/23/24 (x)	1,000,000	1,082,463
1.875%, 11/13/24 (x)	1,500,000	1,573,830
3.300%, 3/15/28	1,250,000	1,448,137
Province of British Columbia
2.650%, 9/22/21	2,000,000	2,056,834
2.000%, 10/23/22	1,300,000	1,350,500
1.750%, 9/27/24	300,000	315,122
2.250%, 6/2/26	1,000,000	1,087,892
Province of Manitoba
2.125%, 5/4/22	2,000,000	2,061,123
2.100%, 9/6/22	1,468,000	1,519,878
2.600%, 4/16/24	500,000	537,614
3.050%, 5/14/24	1,000,000	1,093,775
2.125%, 6/22/26	1,000,000	1,073,759
Province of New Brunswick
2.500%, 12/12/22	250,000	261,681
3.625%, 2/24/28	600,000	696,734
Province of Ontario
2.400%, 2/8/22	2,500,000	2,579,020
2.550%, 4/25/22	645,000	670,105
2.450%, 6/29/22	1,700,000	1,769,307
1.750%, 1/24/23	730,000	754,423
3.050%, 1/29/24	1,350,000	1,469,474
3.200%, 5/16/24	2,500,000	2,750,058
2.500%, 4/27/26	2,000,000	2,190,498
2.300%, 6/15/26	1,750,000	1,897,677
2.000%, 10/2/29	1,250,000	1,342,796
Province of Quebec
2.750%, 8/25/21	2,100,000	2,157,921
2.625%, 2/13/23	2,531,000	2,677,539
2.500%, 4/9/24	500,000	537,137
2.875%, 10/16/24	1,000,000	1,097,186
1.500%, 2/11/25	2,000,000	2,080,248
2.500%, 4/20/26	1,000,000	1,095,653
2.750%, 4/12/27	1,750,000	1,976,425
1.350%, 5/28/30	1,000,000	1,016,670
Republic of Chile
2.250%, 10/30/22	245,000	253,652
3.125%, 1/21/26	3,512,000	3,850,030
3.240%, 2/6/28	1,500,000	1,649,062
Republic of Colombia
4.375%, 7/12/21	2,350,000	2,419,766
2.625%, 3/15/23	1,200,000	1,215,375
4.000%, 2/26/24	2,000,000	2,107,500
4.500%, 1/28/26	1,000,000	1,089,062
3.875%, 4/25/27	2,250,000	2,384,297
3.000%, 1/30/30	300,000	296,438
Republic of Indonesia
2.950%, 1/11/23	1,250,000	1,285,425
4.450%, 2/11/24	340,000	368,475
3.500%, 1/11/28	1,000,000	1,064,375
4.100%, 4/24/28	800,000	887,250
Republic of Korea
3.875%, 9/11/23	250,000	273,828
2.000%, 6/19/24	350,000	363,891
2.750%, 1/19/27	1,750,000	1,904,766
3.500%, 9/20/28	1,000,000	1,163,750
2.500%, 6/19/29	505,000	552,817
Republic of Panama
4.000%, 9/22/24	890,000	969,544
3.750%, 3/16/25	3,000,000	3,249,375
Republic of Peru
4.125%, 8/25/27	1,000,000	1,148,125
Republic of Philippines
4.200%, 1/21/24	2,400,000	2,611,500
3.000%, 2/1/28	1,150,000	1,240,298
3.750%, 1/14/29	975,000	1,113,328
2.457%, 5/5/30	1,860,000	1,953,000
Republic of Poland
5.000%, 3/23/22	2,062,000	2,208,918
3.000%, 3/17/23	1,750,000	1,850,078
4.000%, 1/22/24	2,250,000	2,495,970
3.250%, 4/6/26	1,500,000	1,684,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
State of Israel Government Bond
4.000%, 6/30/22	$1,000,000	$1,066,250
3.150%, 6/30/23	500,000	534,062
2.875%, 3/16/26	1,500,000	1,639,219
3.250%, 1/17/28	750,000	849,141
2.500%, 1/15/30	515,000	556,200
Svensk Exportkredit AB
1.625%, 9/12/21	750,000	761,219
3.125%, 11/8/21	1,250,000	1,296,458
2.375%, 3/9/22	1,000,000	1,033,064
2.000%, 8/30/22	250,000	258,460
1.625%, 11/14/22	1,070,000	1,100,049
2.875%, 3/14/23	1,500,000	1,597,599
1.750%, 12/12/23	600,000	627,315
United Mexican States
3.600%, 1/30/25	2,000,000	2,117,500
4.125%, 1/21/26 (x)	1,865,000	2,014,200
4.150%, 3/28/27	2,745,000	2,945,385
3.750%, 1/11/28 (x)	855,000	892,406
4.500%, 4/22/29	455,000	492,964
3.250%, 4/16/30	5,000,000	4,957,500

Total Foreign Government Securities		185,825,890

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	2,762
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	4,000	5,690
City & County of Denver, General Obligation Bonds, Series 2010B 5.650%, 8/1/30	4,000	4,014
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,002
6.395%, 1/1/40	4,000	5,965
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	6,186
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	3,087
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	11,196
City of New York, General Obligation Bonds, Series 2009-A1 5.206%, 10/1/31	4,000	4,999
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	7,066
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	309,902
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	4,000	6,203
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	4,318
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	1,090,500
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE 7.425%, 2/15/29	1,000,000	1,208,400
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM, AGM (Zero Coupon), 2/15/23	1,000,000	965,650
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	4,000	5,700
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,539
5.561%, 12/1/49	3,000	4,694
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	5,107
7.043%, 4/1/50	4,000	7,166
State of California Department of Water Resources, Revenue Bonds, Series P 2.000%, 5/1/22	350,000	359,023
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	190,000	212,751
3.500%, 4/1/28	250,000	290,612
State of California, California St Taxable, General Obligation Bonds 2.367%, 4/1/22	1,000,000	1,030,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	$2,000	$2,539
State of Wisconsin, Revenue Bonds
3.154%, 5/1/27	1,300,000	1,443,936
University of California
3.063%, 7/1/25	500,000	548,200

Total Municipal Bonds		7,549,497

Supranational (2.9%)
African Development Bank
1.250%, 7/26/21	1,000,000	1,010,114
3.000%, 12/6/21	295,000	305,879
1.625%, 9/16/22	1,040,000	1,064,071
2.125%, 11/16/22	250,000	259,140
0.750%, 4/3/23	5,000,000	5,023,314
3.000%, 9/20/23	3,000,000	3,227,328
Asian Development Bank
2.125%, 11/24/21	1,500,000	1,537,909
2.000%, 2/16/22	3,000,000	3,082,189
1.875%, 2/18/22	3,000,000	3,076,391
1.875%, 7/19/22	2,250,000	2,321,614
1.625%, 1/24/23	1,000,000	1,032,350
2.750%, 3/17/23	2,125,000	2,261,876
1.500%, 10/18/24	2,000,000	2,088,566
2.000%, 1/22/25	3,000,000	3,206,253
0.625%, 4/29/25	5,000,000	5,032,767
2.000%, 4/24/26	1,000,000	1,080,463
1.750%, 8/14/26	1,000,000	1,067,746
2.625%, 1/12/27	2,500,000	2,813,058
2.500%, 11/2/27	2,500,000	2,806,538
2.750%, 1/19/28	1,000,000	1,141,073
3.125%, 9/26/28	400,000	470,965
1.750%, 9/19/29	500,000	537,985
1.875%, 1/24/30	1,000,000	1,090,232
Asian Infrastructure Investment Bank (The)
2.250%, 5/16/24	1,350,000	1,442,420
0.500%, 5/28/25	2,000,000	1,982,475
Corp. Andina de Fomento 3.250%, 2/11/22	750,000	770,859
4.375%, 6/15/22	1,500,000	1,570,875
2.375%, 5/12/23	750,000	769,215
3.750%, 11/23/23	1,310,000	1,398,425
Council of Europe Development Bank
1.750%, 9/26/22	1,350,000	1,392,372
2.625%, 2/13/23	450,000	476,538
2.500%, 2/27/24	825,000	886,473
1.375%, 2/27/25	750,000	779,848
European Bank for Reconstruction & Development
1.875%, 2/23/22	1,000,000	1,025,888
2.125%, 3/7/22	5,500,000	5,670,664
2.750%, 3/7/23	750,000	798,448
0.250%, 7/10/23	1,000,000	999,522
1.625%, 9/27/24	350,000	367,436
1.500%, 2/13/25	290,000	303,670
European Investment Bank
1.375%, 9/15/21	3,500,000	3,547,317
2.875%, 12/15/21	1,875,000	1,946,418
2.250%, 3/15/22	2,500,000	2,585,116
2.250%, 8/15/22	3,000,000	3,127,024
1.375%, 9/6/22	1,365,000	1,398,420
2.500%, 3/15/23	6,355,000	6,738,508
2.875%, 8/15/23	2,000,000	2,162,118
0.250%, 9/15/23	6,840,000	6,830,009
3.125%, 12/14/23	2,250,000	2,466,368
3.250%, 1/29/24	3,100,000	3,421,816
2.625%, 3/15/24	1,665,000	1,804,603
2.250%, 6/24/24	2,000,000	2,148,338
2.500%, 10/15/24 (x)	1,000,000	1,089,264
1.875%, 2/10/25	3,000,000	3,200,733
1.625%, 3/14/25	1,300,000	1,372,164
2.125%, 4/13/26	2,000,000	2,181,600
2.375%, 5/24/27	1,000,000	1,118,481
1.625%, 10/9/29	410,000	439,300
Inter-American Development Bank
1.875%, 7/23/21	1,000,000	1,016,528
1.250%, 9/14/21	1,000,000	1,011,267
2.125%, 1/18/22	1,000,000	1,028,003
1.750%, 9/14/22 (x)	2,500,000	2,580,375
3.000%, 9/26/22	350,000	370,953
2.500%, 1/18/23	3,500,000	3,692,780
2.625%, 1/16/24	2,150,000	2,320,686
3.000%, 2/21/24	2,000,000	2,189,742
2.125%, 1/15/25	2,000,000	2,146,369
1.750%, 3/14/25 (x)	10,000,000	10,565,260
0.625%, 7/15/25	5,000,000	5,027,831
2.000%, 6/2/26	1,050,000	1,134,719
2.000%, 7/23/26	1,000,000	1,081,710
3.125%, 9/18/28 (x)	750,000	886,040
2.250%, 6/18/29	1,000,000	1,119,110
International Bank for Reconstruction & Development
2.750%, 7/23/21	2,000,000	2,052,606
1.375%, 9/20/21	3,000,000	3,040,663
2.125%, 12/13/21	5,000,000	5,134,848
2.000%, 1/26/22	3,500,000	3,595,376
1.625%, 2/10/22	3,000,000	3,065,776
2.125%, 7/1/22	2,000,000	2,074,540
1.875%, 10/7/22	1,000,000	1,036,229
7.625%, 1/19/23	1,000,000	1,186,162
2.125%, 2/13/23	1,319,000	1,381,759
1.750%, 4/19/23	1,000,000	1,040,079
1.875%, 6/19/23	750,000	784,299
3.000%, 9/27/23	2,250,000	2,442,634
1.500%, 8/28/24	2,000,000	2,089,769
2.500%, 11/25/24	3,500,000	3,814,656
1.625%, 1/15/25	2,500,000	2,631,567
2.125%, 3/3/25	450,000	484,595
0.750%, 3/11/25	2,000,000	2,026,883
0.625%, 4/22/25	10,000,000	10,070,567
2.500%, 7/29/25	3,000,000	3,299,493
3.125%, 11/20/25	350,000	398,016
1.875%, 10/27/26	2,000,000	2,149,253
1.750%, 10/23/29	1,350,000	1,457,002
International Finance Corp.
1.125%, 7/20/21	1,250,000	1,259,886
2.000%, 10/24/22	750,000	779,523
0.500%, 3/20/23	250,000	251,229
2.875%, 7/31/23	805,000	867,184
1.375%, 10/16/24	1,125,000	1,170,253
2.125%, 4/7/26	2,000,000	2,184,777
Nordic Investment Bank
1.250%, 8/2/21	2,000,000	2,019,675
2.125%, 2/1/22	1,000,000	1,028,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 10/17/22	$750,000	$768,411
0.375%, 5/19/23	600,000	600,572
2.875%, 7/19/23	750,000	807,187
2.250%, 5/21/24	585,000	626,589
North American Development Bank
2.400%, 10/26/22	303,000	314,367

Total Supranational		217,856,844

U.S. Government Agency Securities (3.3%)
FFCB
2.350%, 2/12/21	500,000	506,585
1.950%, 11/2/21	1,000,000	1,023,107
0.590%, 3/25/24	25,000,000	24,982,742
FHLB
1.875%, 7/7/21	7,775,000	7,905,577
1.125%, 7/14/21	10,000,000	10,098,769
1.625%, 11/19/21	20,385,000	20,783,225
1.875%, 11/29/21	5,000,000	5,119,267
1.500%, 8/15/24	3,785,000	3,962,627
2.875%, 9/13/24	2,000,000	2,207,528
3.250%, 11/16/28 (x)	5,000,000	5,944,688
5.500%, 7/15/36	3,000	4,697
FHLMC
2.375%, 1/13/22	7,947,000	8,211,092
0.250%, 6/26/23	8,960,000	8,943,346
0.550%, 6/30/23	15,000,000	14,995,916
0.900%, 5/28/25	25,000,000	25,013,425
FNMA
1.250%, 8/17/21	5,000,000	5,058,426
1.375%, 10/7/21	2,000,000	2,029,327
2.000%, 1/5/22	5,000,000	5,135,041
2.625%, 1/11/22	3,180,000	3,297,921
1.875%, 4/5/22	1,000,000	1,029,216
0.250%, 5/22/23	10,000,000	9,985,262
1.750%, 7/2/24	10,000,000	10,559,956
2.625%, 9/6/24	2,500,000	2,734,787
0.625%, 4/22/25	17,105,000	17,231,351
0.500%, 6/17/25	10,000,000	10,005,983
2.125%, 4/24/26	8,165,000	8,894,258
1.875%, 9/24/26	7,000,000	7,535,303
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	5,555,271
Iraq Government AID Bonds
2.149%, 1/18/22	665,000	681,714
Tennessee Valley Authority
3.875%, 2/15/21	2,830,000	2,894,071
1.875%, 8/15/22	1,000,000	1,030,103
2.875%, 9/15/24	2,400,000	2,639,464
0.750%, 5/15/25	5,000,000	5,059,737
2.875%, 2/1/27	1,000,000	1,126,101
Ukraine Government AID Bonds
1.471%, 9/29/21	1,000,000	1,013,519

Total U.S. Government Agency Securities		243,199,402

U.S. Treasury Obligations (47.3%)
U.S. Treasury Bonds
7.125%, 2/15/23	4,312,000	5,100,430
U.S. Treasury Notes
2.125%, 8/15/21	43,062,000	43,999,981
1.125%, 8/31/21	45,000,000	45,495,216
2.000%, 8/31/21	20,000,000	20,424,644
1.125%, 9/30/21	40,000,000	40,474,484
2.125%, 9/30/21	32,500,000	33,288,564
1.250%, 10/31/21	15,000,000	15,214,950
1.500%, 10/31/21	35,000,000	35,616,973
2.000%, 10/31/21	25,000,000	25,607,235
2.000%, 11/15/21	37,978,000	38,927,666
1.750%, 11/30/21	37,500,000	38,338,942
1.500%, 1/31/22	12,000,000	12,251,056
1.875%, 1/31/22	15,000,000	15,403,159
2.000%, 2/15/22	35,162,000	36,202,637
2.500%, 2/15/22	7,500,000	7,782,643
1.750%, 2/28/22	25,000,000	25,654,545
1.875%, 2/28/22	15,000,000	15,424,230
2.375%, 3/15/22	43,000,000	44,615,807
1.750%, 3/31/22	25,000,000	25,688,527
1.875%, 3/31/22	16,500,000	16,990,626
1.750%, 4/30/22	5,000,000	5,144,733
1.875%, 4/30/22	25,000,000	25,778,075
1.750%, 5/15/22	62,936,000	64,792,543
1.750%, 5/31/22	14,000,000	14,421,649
1.875%, 5/31/22	15,000,000	15,488,384
1.750%, 6/30/22	17,500,000	18,051,362
1.875%, 7/31/22	20,000,000	20,709,826
2.000%, 7/31/22	22,000,000	22,838,451
1.625%, 8/15/22	6,428,800	6,627,854
1.625%, 8/31/22	22,000,000	22,691,847
1.875%, 8/31/22	35,000,000	36,291,255
1.875%, 10/31/22	12,500,000	12,996,075
1.625%, 11/15/22	35,304,700	36,523,051
2.000%, 11/30/22	15,000,000	15,662,130
2.125%, 12/31/22	2,000,000	2,097,505
1.750%, 1/31/23	31,000,000	32,256,873
2.375%, 1/31/23	27,000,000	28,531,829
2.000%, 2/15/23	35,530,900	37,227,980
1.500%, 2/28/23	35,000,000	36,235,864
2.625%, 2/28/23	24,000,000	25,563,629
1.500%, 3/31/23	27,500,000	28,503,874
2.500%, 3/31/23	15,000,000	15,956,187
1.625%, 4/30/23	27,500,000	28,624,205
1.750%, 5/15/23	64,514,600	67,428,718
1.625%, 5/31/23	37,000,000	38,559,276
2.750%, 5/31/23	35,000,000	37,615,893
1.375%, 6/30/23	30,000,000	31,072,668
2.625%, 6/30/23	9,500,000	10,194,248
1.250%, 7/31/23	35,500,000	36,670,371
2.500%, 8/15/23	24,250,000	26,000,091
1.375%, 8/31/23	22,000,000	22,830,372
1.375%, 9/30/23	40,000,000	41,547,708
1.625%, 10/31/23	38,000,000	39,809,720
2.750%, 11/15/23	32,000,000	34,746,554
2.125%, 11/30/23	29,000,000	30,902,374
2.250%, 12/31/23	15,000,000	16,070,323
2.250%, 1/31/24	30,000,000	32,191,422
2.500%, 1/31/24	17,500,000	18,934,132
2.750%, 2/15/24	39,500,000	43,123,560
2.125%, 2/29/24	42,000,000	44,936,153
2.375%, 2/29/24	6,500,000	7,013,927
2.125%, 3/31/24	21,000,000	22,497,311
2.000%, 4/30/24	30,000,000	32,036,652
2.500%, 5/15/24	30,000,000	32,629,113
2.000%, 5/31/24	23,000,000	24,592,129
1.750%, 6/30/24	14,000,000	14,848,629

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 6/30/24	$27,500,000	$29,435,992
1.750%, 7/31/24	20,000,000	21,231,006
2.125%, 7/31/24	35,000,000	37,682,484
2.375%, 8/15/24	35,000,000	38,066,143
1.250%, 8/31/24	17,000,000	17,711,042
1.875%, 8/31/24	30,000,000	32,033,790
1.500%, 9/30/24	10,000,000	10,530,295
2.125%, 9/30/24	35,000,000	37,776,638
1.500%, 10/31/24	31,000,000	32,666,616
2.250%, 10/31/24	25,000,000	27,147,980
2.250%, 11/15/24	36,000,000	39,119,882
1.500%, 11/30/24	16,000,000	16,876,312
2.250%, 12/31/24	20,000,000	21,780,078
1.375%, 1/31/25	13,000,000	13,654,475
2.500%, 1/31/25	8,000,000	8,812,763
2.000%, 2/15/25	35,000,000	37,779,192
1.125%, 2/28/25	26,000,000	27,036,204
2.625%, 3/31/25	23,000,000	25,543,952
2.125%, 5/15/25	12,000,000	13,063,356
2.250%, 11/15/25	97,000,000	106,857,373
1.625%, 2/15/26	53,000,000	56,690,544
2.375%, 4/30/26	20,000,000	22,293,692
1.625%, 5/15/26	104,000,000	111,426,494
1.500%, 8/15/26	98,000,000	104,410,611
2.000%, 11/15/26	93,000,000	102,104,672
2.250%, 2/15/27	39,000,000	43,557,641
2.375%, 5/15/27	32,000,000	36,110,454
2.250%, 8/15/27	48,000,000	53,907,581
2.250%, 11/15/27	45,000,000	50,670,828
2.750%, 2/15/28	39,500,000	46,077,370
2.875%, 5/15/28	37,000,000	43,668,107
2.875%, 8/15/28	49,000,000	58,034,341
3.125%, 11/15/28	77,500,000	93,695,624
2.625%, 2/15/29	49,000,000	57,417,181
2.375%, 5/15/29	64,000,000	73,859,053
1.625%, 8/15/29	24,000,000	26,187,406
1.750%, 11/15/29	46,500,000	51,339,483
1.500%, 2/15/30	82,500,000	89,189,843

Total U.S. Treasury Obligations		3,517,215,338

Total Long-Term Debt Securities (91.5%) (Cost $6,365,802,210)		6,800,684,882

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC, Series Z (ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.375% (k)(x)*	17,000	134,980
FNMA, Series S (ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 8.250% (k)(x)*	22,000	174,900

Total Preferred Stocks (0.0%) (Cost $18,166)		309,880

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.7%)
iShares 1-3 Year Treasury Bond ETF (x)	580,000	50,233,800
iShares 3-7 Year Treasury Bond ETF (x)	203,449	27,195,028
iShares 7-10 Year Treasury Bond ETF (x)	25,971	3,165,086
Schwab Intermediate-Term U.S. Treasury ETF (x)	500,000	29,390,000
Schwab Short-Term U.S. Treasury ETF (x)	600,000	30,978,000
Vanguard Intermediate-Term Treasury ETF	2,900,000	204,653,000
Vanguard Short-Term Treasury ETF	3,600,000	223,920,000

Total Exchange Traded Funds (7.7%) (Cost $529,035,191)		569,534,914

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	10,000,000	10,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $1,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $1,020,001. (xx)	$1,000,000	1,000,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $400,002, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $408,000. (xx)	400,000	400,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $2,022,873, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $2,247,803. (xx)	2,022,854	2,022,854
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $10,000,544, collateralized by various Common Stocks; total market value $11,113,348. (xx)	10,000,000	10,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $2,000,011, collateralized by various Common Stocks; total market value $2,222,587. (xx)	$2,000,000	$2,000,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $20,594,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $21,006,520. (xx)	20,594,627	20,594,627
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $9,200,143, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $9,384,000. (xx)	9,200,000	9,200,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $12,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $12,240,001. (xx)	12,000,000	12,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $1,900,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $2,111,314. (xx)	1,900,000	1,900,000

Total Repurchase Agreements		59,117,481

Total Short-Term Investments (0.9%) (Cost $69,117,481)		69,117,481

Total Investments in Securities (100.1%) (Cost $6,963,973,048)		7,439,647,157
Other Assets Less Liabilities (-0.1%)		(6,909,677)

Net Assets (100%)		$7,432,737,480

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $96,944,944 or 1.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $504,865 or 0.0% of net assets.

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $68,589,066. This was collateralized by $937,106 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 7/14/20 - 8/15/48 and by cash of $69,117,481 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
NATL	— Insured by National Public Finance Guarantee Corp.
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,803,966	$—	$2,803,966
Corporate Bonds
Communication Services	—	153,412,569	—	153,412,569
Consumer Discretionary	—	113,588,457	—	113,588,457
Consumer Staples	—	176,029,936	—	176,029,936
Energy	—	183,712,248	—	183,712,248
Financials	—	1,029,567,082	—	1,029,567,082
Health Care	—	245,182,553	—	245,182,553
Industrials	—	172,341,303	—	172,341,303
Information Technology	—	238,551,188	—	238,551,188
Materials	—	61,982,225	—	61,982,225
Real Estate	—	112,831,783	—	112,831,783
Utilities	—	139,034,601	—	139,034,601
Exchange Traded Funds	569,534,914	—	—	569,534,914
Foreign Government Securities	—	185,825,890	—	185,825,890
Municipal Bonds	—	7,549,497	—	7,549,497
Preferred Stocks
Financials	309,880	—	—	309,880
Short-Term Investments
Investment Company	10,000,000	—	—	10,000,000
Repurchase Agreements	—	59,117,481	—	59,117,481
Supranational	—	217,856,844	—	217,856,844
U.S. Government Agency Securities	—	243,199,402	—	243,199,402
U.S. Treasury Obligations	—	3,517,215,338	—	3,517,215,338

Total Assets	$579,844,794	$6,859,802,363	$—	$7,439,647,157

Total Liabilities	$—	$—	$—	$—

Total	$579,844,794	$6,859,802,363	$—	$7,439,647,157

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$506,474,249
Long-term U.S. government debt securities	960,546,113

$1,467,020,362

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$449,942,994
Long-term U.S. government debt securities	1,645,692,571

$2,095,635,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$477,209,914
Aggregate gross unrealized depreciation	(2,403,110)

Net unrealized appreciation	$474,806,804

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,964,840,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $6,904,855,567)	$7,380,529,676
Repurchase Agreements (Cost $59,117,481)	59,117,481
Cash	27,269,557
Foreign cash (Cost $480)	402
Dividends, interest and other receivables	40,106,885
Receivable for securities sold	31,244,147
Receivable for Portfolio shares sold	1,601,299
Securities lending income receivable	43,149
Other assets	82,421

Total assets	7,539,995,017

LIABILITIES
Payable for return of collateral on securities loaned	69,117,481
Payable for securities purchased	32,425,206
Payable for Portfolio shares redeemed	2,439,197
Investment management fees payable	1,846,595
Administrative fees payable	578,023
Distribution fees payable – Class IB	380,407
Distribution fees payable – Class IA	11,862
Other liabilities	87,085
Accrued expenses	371,681

Total liabilities	107,257,537

NET ASSETS	$7,432,737,480

Net assets were comprised of:
Paid in capital	$6,854,167,396
Total distributable earnings (loss)	578,570,084

Net assets	$7,432,737,480

Class IA
Net asset value, offering and redemption price per share, $58,255,626 / 5,487,431 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.62

Class IB
Net asset value, offering and redemption price per share, $1,865,777,562 / 175,437,242 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.64

Class K
Net asset value, offering and redemption price per share, $5,508,704,292 / 518,318,761 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.63

(x)	Includes value of securities on loan of $68,589,066.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$82,234,747
Dividends	3,908,983
Securities lending (net)	251,917

Total income	86,395,647

EXPENSES
Investment management fees	11,430,775
Administrative fees	3,537,760
Distribution fees – Class IB	2,329,065
Printing and mailing expenses	280,675
Professional fees	138,521
Trustees’ fees	117,002
Custodian fees	80,750
Distribution fees – Class IA	72,739
Miscellaneous	141,732

Total expenses	18,129,019

NET INVESTMENT INCOME (LOSS)	68,266,628

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	48,613,504
Net change in unrealized appreciation (depreciation) on investments in securities	268,445,476

NET REALIZED AND UNREALIZED GAIN (LOSS)	317,058,980

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$385,325,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$68,266,628	$159,146,396
Net realized gain (loss)	48,613,504	10,942,006
Net change in unrealized appreciation (depreciation)	268,445,476	313,952,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	385,325,608	484,040,909

Distributions to shareholders:
Class IA	—	(1,115,461)
Class IB	—	(35,337,075)
Class K	—	(123,228,951)

Total distributions to shareholders	—	(159,681,487)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [475,457 and 522,914 shares, respectively]	4,920,901	5,247,414
Capital shares issued in reinvestment of dividends [0 and 110,664 shares, respectively]	—	1,115,461
Capital shares repurchased [(836,576) and (1,349,997) shares, respectively]	(8,657,483)	(13,362,012)

Total Class IA transactions	(3,736,582)	(6,999,137)

Class IB
Capital shares sold [9,367,879 and 17,475,019 shares, respectively]	97,261,477	175,222,639
Capital shares issued in reinvestment of dividends [0 and 3,499,567 shares, respectively]	—	35,337,075
Capital shares repurchased [(19,379,521) and (29,283,315) shares, respectively]	(200,853,380)	(293,020,887)

Total Class IB transactions	(103,591,903)	(82,461,173)

Class K
Capital shares sold [75,004,751 and 56,113,717 shares, respectively]	782,271,575	560,147,560
Capital shares issued in reinvestment of dividends [0 and 12,228,545 shares, respectively]	—	123,228,951
Capital shares repurchased [(132,237,394) and (82,060,276) shares, respectively]	(1,360,658,159)	(821,989,982)

Total Class K transactions	(578,386,584)	(138,613,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(685,715,069)	(228,073,781)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(300,389,461)	96,285,641
NET ASSETS:
Beginning of period	7,733,126,941	7,636,841,300

End of period	$7,432,737,480	$7,733,126,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.08		$9.67	$9.84	$9.85	$9.87	$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.19	0.18	0.16	0.15	0.15
Net realized and unrealized gain (loss)	0.45		0.41	(0.16)	(0.01)	(0.02)	(0.10)

Total from investment operations	0.54		0.60	0.02	0.15	0.13	0.05

Less distributions:
Dividends from net investment income	—		(0.19)	(0.19)	(0.16)	(0.15)	(0.15)

Net asset value, end of period	$10.62		$10.08	$9.67	$9.84	$9.85	$9.87

Total return (b)	5.36%		6.24%	0.20%	1.50%	1.35%	0.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,256		$58,959	$63,477	$68,684	$74,665	$80,568
Ratio of expenses to average net assets (a)(f)	0.67%		0.67%	0.67%	0.69%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets (a)(f)	1.66%		1.88%	1.83%	1.58%	1.50%	1.45%
Portfolio turnover rate^	20	%(z)	29%	36%	28%	25%	23%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.10		$9.69	$9.85	$9.87	$9.88	$9.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.19	0.18	0.16	0.15	0.15
Net realized and unrealized gain (loss)	0.45		0.41	(0.15)	(0.02)	(0.01)	(0.11)

Total from investment operations	0.54		0.60	0.03	0.14	0.14	0.04

Less distributions:
Dividends from net investment income	—		(0.19)	(0.19)	(0.16)	(0.15)	(0.15)

Net asset value, end of period	$10.64		$10.10	$9.69	$9.85	$9.87	$9.88

Total return (b)	5.35%		6.23%	0.30%	1.40%	1.45%	0.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,865,778		$1,872,813	$1,876,715	$2,015,642	$2,010,611	$2,104,528
Ratio of expenses to average net assets (a)(f)	0.67%		0.67%	0.67%	0.69%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets (a)(f)	1.66%		1.88%	1.83%	1.58%	1.50%	1.46%
Portfolio turnover rate^	20	%(z)	29%	36%	28%	25%	23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.08		$9.67	$9.83	$9.85	$9.86	$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.21	0.20	0.18	0.18	0.17
Net realized and unrealized gain (loss)	0.45		0.42	(0.15)	(0.02)	(0.01)	(0.10)

Total from investment operations	0.55		0.63	0.05	0.16	0.17	0.07

Less distributions:
Dividends from net investment income	—		(0.22)	(0.21)	(0.18)	(0.18)	(0.18)

Net asset value, end of period	$10.63		$10.08	$9.67	$9.83	$9.85	$9.86

Total return (b)	5.46%		6.50%	0.55%	1.66%	1.71%	0.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,508,704		$5,801,355	$5,696,650	$6,271,807	$6,200,038	$6,099,108
Ratio of expenses to average net assets (a)(f)	0.42%		0.42%	0.42%	0.44%	0.45%	0.46%
Ratio of net investment income (loss) to average net assets (a)(f)	1.91%		2.13%	2.08%	1.83%	1.75%	1.71%
Portfolio turnover rate^	20	%(z)	29%	36%	28%	25%	23%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Exchange Traded Funds	$29,721,329	49.5%
Investment Company	10,902,526	18.1
Financials	4,204,400	7.0
Information Technology	3,969,033	6.6
Energy	2,367,311	3.9
Consumer Discretionary	1,833,863	3.1
Consumer Staples	1,172,033	1.9
Materials	973,506	1.6
Industrials	781,650	1.3
Health Care	753,719	1.3
Communication Services	423,088	0.7
Repurchase Agreements	188,123	0.3
Cash and Other	2,802,346	4.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$859.28	$5.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.02
Class K
Actual	1,000.00	860.28	4.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (2.6%)
Ambev SA*	156,600	$411,219
Banco Bradesco SA (ADR)	117,521	447,755
Itau Unibanco Holding SA (ADR)	51,854	243,195
Petroleo Brasileiro SA (ADR)*	59,096	488,724

		1,590,893

Chile (0.4%)
Sociedad Quimica y Minera de Chile SA (ADR)	8,398	218,936

China (7.5%)
Baidu, Inc. (ADR)*	2,490	298,526
BYD Co. Ltd., Class H (x)	57,500	442,996
China BlueChemical Ltd., Class H	560,000	83,681
China Oilfield Services Ltd., Class H	543,000	488,420
China Petroleum & Chemical Corp., Class H	440,400	183,206
CNOOC Ltd.	420,000	471,701
Dongfeng Motor Group Co. Ltd., Class H	170,000	101,659
Industrial & Commercial Bank of China Ltd., Class H	398,000	241,069
Jiangxi Copper Co. Ltd., Class H	290,000	293,654
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	138,000	461,564
Shenzhou International Group Holdings Ltd.	33,800	406,334
Sinopharm Group Co. Ltd., Class H	114,000	292,155
TravelSky Technology Ltd., Class H	308,000	542,682
Weichai Power Co. Ltd., Class H	113,000	210,812

		4,518,459

Colombia (0.9%)
Bancolombia SA (ADR)	14,471	380,732
Ecopetrol SA	296,076	163,480

		544,212

Czech Republic (0.6%)
Komercni banka A/S (x)*	14,733	342,496

India (1.6%)
HDFC Bank Ltd. (ADR)	10,879	494,559
ICICI Bank Ltd. (ADR)	53,727	499,124

		993,683

Indonesia (1.3%)
Bank Rakyat Indonesia Persero Tbk. PT	2,347,800	501,194
Indofood Sukses Makmur Tbk. PT*	562,500	257,100

		758,294

Mexico (0.7%)
Grupo Financiero Banorte SAB de CV, Class O*	120,700	417,641

Singapore (0.6%)
BOC Aviation Ltd. (m)	56,200	360,950

South Africa (1.9%)
FirstRand Ltd.	95,827	210,057
Naspers Ltd., Class N	3,606	657,844
Ninety One Ltd.*	112,033	282,800

		1,150,701

South Korea (2.3%)
CJ Corp.	2,899	209,888
KT Corp.	6,315	124,562
POSCO	1,500	216,913
Samsung Electronics Co. Ltd.	19,223	852,139

		1,403,502

Taiwan (5.5%)
ASE Technology Holding Co. Ltd.	232,512	531,015
Feng TAY Enterprise Co. Ltd.	40,000	225,030
Hon Hai Precision Industry Co. Ltd.	118,800	346,751
Micro-Star International Co. Ltd.	145,000	527,142
Taiwan Semiconductor Manufacturing Co. Ltd.	94,000	994,712
Uni-President Enterprises Corp.	208,750	503,714
WPG Holdings Ltd.	131,520	174,591

		3,302,955

Thailand (1.5%)
Kasikornbank PCL	47,700	143,778
PTT Exploration & Production PCL	192,200	571,780
PTT Global Chemical PCL	106,900	160,322

		875,880

Total Common Stocks (27.4%) (Cost $18,302,697)		16,478,602

EXCHANGE TRADED FUNDS (ETF):
Equity (49.5%)
iShares Core MSCI Emerging Markets ETF	415,985	19,800,886
Vanguard FTSE Emerging Markets ETF	250,453	9,920,443

Total Exchange Traded Funds (49.5%) (Cost $30,743,118)		29,721,329

SHORT-TERM INVESTMENTS:
Investment Company (18.1%)
JPMorgan Prime Money Market Fund, IM Shares	10,892,723	10,902,527

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $27,986, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $28,546. (xx)	$27,986	27,986
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $11,194, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $11,418. (xx)	11,194	11,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $101,912, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $103,950. (xx)	$101,912	$101,912
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $47,031, collateralized by various Common Stocks; total market value $52,265. (xx)	47,031	47,031

Total Repurchase Agreements		188,123

Total Short-Term Investments (18.4%) (Cost $11,085,362)		11,090,650

Total Investments in Securities (95.3%) (Cost $60,131,177)		57,290,581
Other Assets Less Liabilities (4.7%)		2,802,346

Net Assets (100%)		$60,092,927

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $360,950 or 0.6% of net assets.

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $657,008. This was collateralized by $517,017 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 7/30/20 - 2/15/49 and by cash of $188,123 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	270	9/2020	USD	13,306,950	99,439

					99,439

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,590,893	$—	$—	$1,590,893
Chile	218,936	—	—	218,936
China	298,526	4,219,933	—	4,518,459
Colombia	544,212	—	—	544,212
Czech Republic	—	342,496	—	342,496
India	993,683	—	—	993,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Indonesia	$—	$758,294	$—	$758,294
Mexico	417,641	—	—	417,641
Singapore	—	360,950	—	360,950
South Africa	—	1,150,701	—	1,150,701
South Korea	—	1,403,502	—	1,403,502
Taiwan	—	3,302,955	—	3,302,955
Thailand	—	875,880	—	875,880
Exchange Traded Funds	29,721,329	—	—	29,721,329
Futures	99,439	—	—	99,439
Short-Term Investments
Investment Company	10,902,527	—	—	10,902,527
Repurchase Agreements	—	188,123	—	188,123

Total Assets	$44,787,186	$12,602,834	$—	$57,390,020

Total Liabilities	$—	$—	$—	$—

Total	$44,787,186	$12,602,834	$—	$57,390,020

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$99,439	*

Total		$99,439

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(965,075)	$(965,075)

Total	$(965,075)	$(965,075)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(483,314)	$(483,314)

Total	$(483,314)	$(483,314)

^ This Portfolio held forward foreign contracts for hedging and futures contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,000 for one month and futures contracts with an average notional balance of approximately $12,864,000 during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,100,114
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,469,814

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,640,190
Aggregate gross unrealized depreciation	(5,024,641)

Net unrealized depreciation	$(3,384,451)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$60,774,471

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $59,943,054)	$57,102,458
Repurchase Agreements (Cost $188,123)	188,123
Cash	1,427,998
Foreign cash (Cost $3)	3
Cash held as collateral at broker for futures	1,573,000
Receivable for Portfolio shares sold	79,593
Receivable for securities sold	72,314
Dividends, interest and other receivables	62,227
Securities lending income receivable	589
Other assets	651

Total assets	60,506,956

LIABILITIES
Payable for return of collateral on securities loaned	188,123
Payable for securities purchased	59,538
Due to broker for futures variation margin	56,700
Investment management fees payable	26,551
Payable for Portfolio shares redeemed	11,985
Administrative fees payable	6,236
Distribution fees payable – Class IB	4,846
Accrued expenses	60,050

Total liabilities	414,029

NET ASSETS	$60,092,927

Net assets were comprised of:
Paid in capital	$64,459,289
Total distributable earnings (loss)	(4,366,362)

Net assets	$60,092,927

Class IB
Net asset value, offering and redemption price per share, $23,604,784 / 2,741,909 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.61

Class K
Net asset value, offering and redemption price per share, $36,488,143 / 4,234,694 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.62

(x)	Includes value of securities on loan of $657,008.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,334 foreign withholding tax)	$510,279
Income from non-cash dividends	64,620
Interest	8,124
Securities lending (net)	8,031

Total income	591,054

EXPENSES
Investment management fees	204,653
Administrative fees	36,048
Custodian fees	34,408
Professional fees	32,615
Distribution fees – Class IB	28,910
Printing and mailing expenses	11,202
Trustees’ fees	947
Miscellaneous	4,861

Gross expenses	353,644
Less: Waiver from investment manager	(47,244)

Net expenses	306,400

NET INVESTMENT INCOME (LOSS)	284,654

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(729,519)
Futures contracts	(965,075)
Foreign currency transactions	(2,086)

Net realized gain (loss)	(1,696,680)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(7,172,666)
Futures contracts	(483,314)
Foreign currency translations	(100)

Net change in unrealized appreciation (depreciation)	(7,656,080)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,352,760)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,068,106)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$284,654	$1,184,196
Net realized gain (loss)	(1,696,680)	1,692,980
Net change in unrealized appreciation (depreciation)	(7,656,080)	7,349,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,068,106)	10,227,096

Distributions to shareholders:
Class IB	—	(397,321)
Class K	—	(689,628)

Total distributions to shareholders	—	(1,086,949)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [436,804 and 715,389 shares, respectively]	3,833,364	6,701,384
Capital shares issued in reinvestment of dividends and distributions [0 and 40,757 shares, respectively]	—	397,321
Capital shares repurchased [(340,683) and (572,643) shares, respectively]	(2,968,163)	(5,380,102)

Total Class IB transactions	865,201	1,718,603

Class K
Capital shares sold [1,048,218 and 583,090 shares, respectively]	8,660,104	5,387,620
Capital shares issued in reinvestment of dividends and distributions [0 and 70,773 shares, respectively]	—	689,628
Capital shares repurchased [(798,866) and (541,208) shares, respectively]	(6,806,523)	(5,075,506)

Total Class K transactions	1,853,581	1,001,742

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,718,782	2,720,345

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,349,324)	11,860,492
NET ASSETS:
Beginning of period	66,442,251	54,581,759

End of period	$60,092,927	$66,442,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.02		$8.62	$10.38	$8.01	$7.36	$9.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.17	0.14	0.11	0.05	0.04
Net realized and unrealized gain (loss)	(1.45)		1.38	(1.71)	2.59	0.66	(1.68)

Total from investment operations	(1.41)		1.55	(1.57)	2.70	0.71	(1.64)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.13)	(0.09)	(0.05)	(0.05)
Distributions from net realized gains	—		—	(0.06)	(0.24)	—	—
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(0.15)	(0.19)	(0.33)	(0.06)	(0.05)

Net asset value, end of period	$8.61		$10.02	$8.62	$10.38	$8.01	$7.36

Total return (b)	(14.07)%		18.07%	(15.21)%	33.93%	9.70%	(18.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,605		$26,516	$21,221	$20,656	$9,929	$6,493
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%		1.20%	1.20%	1.20%	1.23%	1.25%
Before waivers (a)(f)	1.36%		1.34%	1.35%	1.39%	1.47%	1.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.82%		1.84%	1.40%	1.15%	0.68%	0.43%
Before waivers (a)(f)	0.66%		1.69%	1.25%	0.96%	0.45%	0.23%
Portfolio turnover rate^	16	%(z)	9%	8%	37%	16%	25%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.02		$8.61	$10.38	$8.00	$7.35	$9.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.19	0.16	0.12	0.07	0.07
Net realized and unrealized gain (loss)	(1.45)		1.40	(1.71)	2.62	0.66	(1.70)

Total from investment operations	(1.40)		1.59	(1.55)	2.74	0.73	(1.63)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.16)	(0.12)	(0.07)	(0.07)
Distributions from net realized gains	—		—	(0.06)	(0.24)	—	—
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(0.18)	(0.22)	(0.36)	(0.08)	(0.07)

Net asset value, end of period	$8.62		$10.02	$8.61	$10.38	$8.00	$7.35

Total return (b)	(13.97)%		18.49%	(15.07)%	34.41%	9.99%	(17.99)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,488		$39,926	$33,360	$38,119	$31,477	$30,023
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.98%	1.00%
Before waivers (a)(f)	1.11%		1.09%	1.10%	1.15%	1.22%	1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.08%		2.08%	1.61%	1.23%	0.87%	0.84%
Before waivers (a)(f)	0.91%		1.93%	1.46%	1.04%	0.64%	0.63%
Portfolio turnover rate^	16	%(z)	9%	8%	37%	16%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	27.2%
Health Care	14.5
Consumer Discretionary	10.8
Communication Services	10.7
Financials	10.1
Industrials	7.9
Consumer Staples	6.9
Utilities	3.0
Energy	2.8
Real Estate	2.8
Materials	2.5
Repurchase Agreements	0.0 #
Cash and Other	0.8

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$966.88	$2.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.98	2.92
Class IB
Actual	1,000.00	966.90	2.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.98	2.92
Class K
Actual	1,000.00	968.04	1.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.22	1.66

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.58%, 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.7%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	1,718,104	$51,938,284
CenturyLink, Inc.	230,733	2,314,252
Verizon Communications, Inc.	972,636	53,621,422

		107,873,958

Entertainment (2.0%)
Activision Blizzard, Inc.	180,668	13,712,701
Electronic Arts, Inc.*	68,680	9,069,194
Live Nation Entertainment, Inc.*	33,110	1,467,766
Netflix, Inc.*	103,120	46,923,725
Take-Two Interactive Software, Inc.*	26,644	3,718,703
Walt Disney Co. (The)	423,912	47,270,427

		122,162,516

Interactive Media & Services (5.4%)
Alphabet, Inc., Class A*	70,499	99,971,107
Alphabet, Inc., Class C*	70,293	99,366,888
Facebook, Inc., Class A*	566,052	128,533,428
Twitter, Inc.*	182,574	5,438,879

		333,310,302

Media (1.3%)
Charter Communications, Inc., Class A*	36,901	18,820,986
Comcast Corp., Class A	1,067,654	41,617,153
Discovery, Inc., Class A (x)*	37,166	784,203
Discovery, Inc., Class C*	78,797	1,517,630
DISH Network Corp., Class A*	60,210	2,077,847
Fox Corp., Class A	83,378	2,236,198
Fox Corp., Class B	38,181	1,024,778
Interpublic Group of Cos., Inc. (The)	91,126	1,563,722
News Corp., Class A	91,350	1,083,411
News Corp., Class B	28,611	341,902
Omnicom Group, Inc.	51,150	2,792,790
ViacomCBS, Inc.	127,085	2,963,622

		76,824,242

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	136,152	14,180,231

Total Communication Services		654,351,249

Consumer Discretionary (10.8%)
Auto Components (0.1%)
Aptiv plc	60,036	4,678,005
BorgWarner, Inc.	48,470	1,710,991

		6,388,996

Automobiles (0.2%)
Ford Motor Co.	915,798	5,568,052
General Motors Co.	295,694	7,481,058

		13,049,110

Distributors (0.1%)
Genuine Parts Co.	34,110	2,966,206
LKQ Corp.*	72,037	1,887,369

		4,853,575

Diversified Consumer Services (0.0%)
H&R Block, Inc.	45,900	655,452

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp. (x)	109,500	1,797,990
Chipotle Mexican Grill, Inc.*	6,101	6,420,448
Darden Restaurants, Inc.	30,650	2,322,351
Domino’s Pizza, Inc.	9,158	3,383,332
Hilton Worldwide Holdings, Inc.	66,315	4,870,837
Las Vegas Sands Corp.	79,412	3,616,422
Marriott International, Inc., Class A	63,817	5,471,031
McDonald’s Corp.	177,150	32,678,861
MGM Resorts International	121,026	2,033,237
Norwegian Cruise Line Holdings Ltd. (x)*	58,531	961,664
Royal Caribbean Cruises Ltd.	40,373	2,030,762
Starbucks Corp.	277,708	20,436,532
Wynn Resorts Ltd.	22,729	1,693,083
Yum! Brands, Inc.	71,130	6,181,908

		93,898,458

Household Durables (0.4%)
DR Horton, Inc.	78,800	4,369,460
Garmin Ltd.	33,960	3,311,100
Leggett & Platt, Inc.	30,900	1,086,135
Lennar Corp., Class A	65,750	4,051,515
Mohawk Industries, Inc.*	14,000	1,424,640
Newell Brands, Inc.	89,580	1,422,530
NVR, Inc.*	830	2,704,763
PulteGroup, Inc.	59,907	2,038,635
Whirlpool Corp.	14,816	1,919,117

		22,327,895

Internet & Direct Marketing Retail (5.0%)
Amazon.com, Inc.*	100,172	276,356,517
Booking Holdings, Inc.*	9,856	15,694,103
eBay, Inc.	179,850	9,433,132
Expedia Group, Inc.	32,839	2,699,366

		304,183,118

Leisure Products (0.0%)
Hasbro, Inc.	29,908	2,241,605

Multiline Retail (0.5%)
Dollar General Corp.	59,850	11,402,024
Dollar Tree, Inc.*	55,595	5,152,545
Kohl’s Corp.	36,820	764,751
Target Corp.	119,170	14,292,058

		31,611,378

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	16,237	2,312,961
AutoZone, Inc.*	5,630	6,351,316
Best Buy Co., Inc.	53,475	4,666,763
CarMax, Inc.*	38,606	3,457,167
Gap, Inc. (The)	49,955	630,432
Home Depot, Inc. (The)	256,618	64,285,375
L Brands, Inc.	54,617	817,616
Lowe’s Cos., Inc.	180,280	24,359,434
O’Reilly Automotive, Inc.*	17,784	7,498,979
Ross Stores, Inc.	85,040	7,248,810
Tiffany & Co.	25,360	3,092,398
TJX Cos., Inc. (The)	285,200	14,419,712

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.	27,815	$3,665,739
Ulta Beauty, Inc.*	13,441	2,734,168

		145,540,870

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	85,003	959,684
NIKE, Inc., Class B	293,000	28,728,650
PVH Corp.	17,356	833,956
Ralph Lauren Corp.	11,600	841,232
Tapestry, Inc.	64,800	860,544
Under Armour, Inc., Class A*	44,216	430,664
Under Armour, Inc., Class C*	45,727	404,226
VF Corp.	76,950	4,689,333

		37,748,289

Total Consumer Discretionary		662,498,746

Consumer Staples (6.9%)
Beverages (1.7%)
Brown-Forman Corp., Class B	42,812	2,725,412
Coca-Cola Co. (The)	906,916	40,521,007
Constellation Brands, Inc., Class A	39,350	6,884,282
Molson Coors Beverage Co., Class B	44,150	1,516,994
Monster Beverage Corp.*	89,770	6,222,856
PepsiCo, Inc.	328,003	43,381,677

		101,252,228

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	103,950	31,518,679
Kroger Co. (The)	188,600	6,384,110
Sysco Corp.	120,000	6,559,200
Walgreens Boots Alliance, Inc.	176,250	7,471,238
Walmart, Inc.	333,618	39,960,764

		91,893,991

Food Products (1.1%)
Archer-Daniels-Midland Co.	130,866	5,221,553
Campbell Soup Co.	39,700	1,970,311
Conagra Brands, Inc.	114,450	4,025,207
General Mills, Inc.	142,100	8,760,465
Hershey Co. (The)	34,900	4,523,738
Hormel Foods Corp.	65,316	3,152,803
J M Smucker Co. (The)	26,847	2,840,681
Kellogg Co.	58,500	3,864,510
Kraft Heinz Co. (The)	146,427	4,669,557
Lamb Weston Holdings, Inc.	34,309	2,193,374
McCormick & Co., Inc. (Non-Voting)	29,050	5,211,861
Mondelez International, Inc., Class A	338,631	17,314,203
Tyson Foods, Inc., Class A	69,350	4,140,889

		67,889,152

Household Products (1.7%)
Church & Dwight Co., Inc.	57,698	4,460,055
Clorox Co. (The)	29,550	6,482,384
Colgate-Palmolive Co.	201,550	14,765,553
Kimberly-Clark Corp.	80,594	11,391,962
Procter & Gamble Co. (The)	586,491	70,126,729

		107,226,683

Personal Products (0.2%)
Coty, Inc., Class A	69,422	310,316
Estee Lauder Cos., Inc. (The), Class A	52,350	9,877,398

		10,187,714

Tobacco (0.7%)
Altria Group, Inc.	439,300	17,242,525
Philip Morris International, Inc.	365,850	25,631,451

		42,873,976

Total Consumer Staples		421,323,744

Energy (2.8%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	152,757	2,350,930
Halliburton Co.	206,450	2,679,721
National Oilwell Varco, Inc.	90,697	1,111,038
Schlumberger Ltd.	325,534	5,986,570
TechnipFMC plc	98,791	675,731

		12,803,990

Oil, Gas & Consumable Fuels (2.6%)
Apache Corp.	88,380	1,193,130
Cabot Oil & Gas Corp.	95,936	1,648,180
Chevron Corp.	444,684	39,679,153
Concho Resources, Inc.	47,278	2,434,817
ConocoPhillips	257,984	10,840,488
Devon Energy Corp.	91,000	1,031,940
Diamondback Energy, Inc.	37,802	1,580,880
EOG Resources, Inc.	136,800	6,930,288
Exxon Mobil Corp.#	995,133	44,502,348
Hess Corp.	60,850	3,152,638
HollyFrontier Corp.	34,839	1,017,299
Kinder Morgan, Inc.	458,116	6,949,620
Marathon Oil Corp.	188,114	1,151,258
Marathon Petroleum Corp.	152,657	5,706,319
Noble Energy, Inc.	112,406	1,007,158
Occidental Petroleum Corp.	210,044	3,843,805
ONEOK, Inc.	97,141	3,227,024
Phillips 66	104,442	7,509,380
Pioneer Natural Resources Co.	38,929	3,803,363
Valero Energy Corp.	96,485	5,675,248
Williams Cos., Inc. (The)	284,971	5,420,148

		158,304,484

Total Energy		171,108,474

Financials (10.1%)
Banks (3.7%)
Bank of America Corp.	1,904,008	45,220,190
Citigroup, Inc.	513,400	26,234,740
Citizens Financial Group, Inc.	102,221	2,580,058
Comerica, Inc.	33,850	1,289,685
Fifth Third Bancorp	166,817	3,216,232
First Republic Bank	39,574	4,194,448
Huntington Bancshares, Inc.	242,888	2,194,493
JPMorgan Chase & Co.	737,691	69,387,215
KeyCorp	231,600	2,820,888
M&T Bank Corp.	31,000	3,223,070
People’s United Financial, Inc.	104,443	1,208,406
PNC Financial Services Group, Inc. (The)	103,079	10,844,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Regions Financial Corp.	226,852	$2,522,594
SVB Financial Group*	12,162	2,621,276
Truist Financial Corp.	315,393	11,843,007
US Bancorp	334,245	12,306,901
Wells Fargo & Co.	905,203	23,173,197
Zions Bancorp NA	40,050	1,361,700

		226,243,042

Capital Markets (2.7%)
Ameriprise Financial, Inc.	29,807	4,472,242
Bank of New York Mellon Corp. (The)	197,319	7,626,379
BlackRock, Inc.	35,912	19,539,360
Cboe Global Markets, Inc.	26,062	2,431,063
Charles Schwab Corp. (The)	268,855	9,071,168
CME Group, Inc.	84,315	13,704,560
E*TRADE Financial Corp.	53,040	2,637,679
Franklin Resources, Inc.	65,601	1,375,653
Goldman Sachs Group, Inc. (The)	74,992	14,819,919
Intercontinental Exchange, Inc.	130,980	11,997,768
Invesco Ltd.	87,501	941,511
MarketAxess Holdings, Inc.	8,920	4,468,206
Moody’s Corp.	38,176	10,488,093
Morgan Stanley	273,913	13,229,998
MSCI, Inc.	19,928	6,652,365
Nasdaq, Inc.	26,973	3,222,464
Northern Trust Corp.	49,800	3,951,132
Raymond James Financial, Inc.	29,014	1,997,034
S&P Global, Inc.	57,550	18,961,574
State Street Corp.	85,520	5,434,796
T. Rowe Price Group, Inc.	54,986	6,790,771

		163,813,735

Consumer Finance (0.5%)
American Express Co.	157,810	15,023,512
Capital One Financial Corp.	109,494	6,853,229
Discover Financial Services	73,721	3,692,685
Synchrony Financial	132,662	2,939,790

		28,509,216

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	460,026	82,119,241

Insurance (1.9%)
Aflac, Inc.	172,600	6,218,778
Allstate Corp. (The)	76,176	7,388,310
American International Group, Inc.	204,548	6,377,807
Aon plc, Class A	55,075	10,607,445
Arthur J Gallagher & Co.	43,816	4,271,622
Assurant, Inc.	14,230	1,469,817
Chubb Ltd.	106,550	13,491,361
Cincinnati Financial Corp.	35,713	2,286,703
Everest Re Group Ltd.	9,645	1,988,799
Globe Life, Inc.	23,362	1,734,161
Hartford Financial Services Group, Inc. (The)	84,750	3,267,112
Lincoln National Corp.	46,578	1,713,605
Loews Corp.	60,097	2,060,726
Marsh & McLennan Cos., Inc.	118,650	12,739,451
MetLife, Inc.	183,799	6,712,339
Principal Financial Group, Inc.	60,700	2,521,478
Progressive Corp. (The)	137,500	11,015,125
Prudential Financial, Inc.	94,500	5,755,050
Travelers Cos., Inc. (The)	60,674	6,919,870
Unum Group	48,420	803,288
W R Berkley Corp.	34,096	1,953,360
Willis Towers Watson plc	30,201	5,948,087

		117,244,294

Total Financials		617,929,528

Health Care (14.5%)
Biotechnology (2.5%)
AbbVie, Inc.	414,674	40,712,693
Alexion Pharmaceuticals, Inc.*	52,000	5,836,480
Amgen, Inc.	139,768	32,965,681
Biogen, Inc.*	42,439	11,354,554
Gilead Sciences, Inc.	297,558	22,894,113
Incyte Corp.*	42,006	4,367,364
Regeneron Pharmaceuticals, Inc.*	23,725	14,796,096
Vertex Pharmaceuticals, Inc.*	60,533	17,573,335

		150,500,316

Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	415,620	38,000,137
ABIOMED, Inc.*	10,661	2,575,271
Align Technology, Inc.*	16,837	4,620,746
Baxter International, Inc.	120,050	10,336,305
Becton Dickinson and Co.	69,415	16,608,927
Boston Scientific Corp.*	327,756	11,507,513
Cooper Cos., Inc. (The)	11,728	3,326,530
Danaher Corp.	147,950	26,161,998
Dentsply Sirona, Inc.	52,278	2,303,369
DexCom, Inc.*	21,431	8,688,127
Edwards Lifesciences Corp.*	147,074	10,164,284
Hologic, Inc.*	63,039	3,593,223
IDEXX Laboratories, Inc.*	20,154	6,654,045
Intuitive Surgical, Inc.*	27,189	15,493,108
Medtronic plc	315,202	28,904,023
ResMed, Inc.	33,858	6,500,736
STERIS plc	19,902	3,053,763
Stryker Corp.	75,700	13,640,383
Teleflex, Inc.	10,867	3,955,371
Varian Medical Systems, Inc.*	21,388	2,620,458
West Pharmaceutical Services, Inc.	17,446	3,963,208
Zimmer Biomet Holdings, Inc.	48,350	5,771,056

		228,442,581

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	35,350	3,562,219
Anthem, Inc.	59,650	15,686,757
Cardinal Health, Inc.	68,725	3,586,758
Centene Corp.*	137,231	8,721,030
Cigna Corp.	87,849	16,484,865
CVS Health Corp.	305,910	19,874,973
DaVita, Inc.*	21,038	1,664,947
HCA Healthcare, Inc.	62,180	6,035,191
Henry Schein, Inc.*	34,432	2,010,484
Humana, Inc.	31,200	12,097,800
Laboratory Corp. of America Holdings*	22,850	3,795,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
McKesson Corp.	37,931	$5,819,374
Quest Diagnostics, Inc.	31,650	3,606,834
UnitedHealth Group, Inc.	222,900	65,744,355
Universal Health Services, Inc., Class B	18,850	1,750,977

		170,442,177

Health Care Technology (0.1%)
Cerner Corp.	73,842	5,061,869

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	72,773	6,430,950
Bio-Rad Laboratories, Inc., Class A*	5,110	2,307,114
Illumina, Inc.*	34,628	12,824,480
IQVIA Holdings, Inc.*	42,419	6,018,408
Mettler-Toledo International, Inc.*	5,774	4,651,246
PerkinElmer, Inc.	26,050	2,555,244
Thermo Fisher Scientific, Inc.	94,300	34,168,662
Waters Corp.*	15,200	2,742,080

		71,698,184

Pharmaceuticals (4.2%)
Bristol-Myers Squibb Co.	551,323	32,417,792
Eli Lilly and Co.	198,748	32,630,447
Johnson & Johnson	618,960	87,044,345
Merck & Co., Inc.	598,717	46,298,786
Mylan NV*	121,350	1,951,308
Perrigo Co. plc	31,939	1,765,268
Pfizer, Inc.	1,301,511	42,559,410
Zoetis, Inc.	112,024	15,351,769

		260,019,125

Total Health Care		886,164,252

Industrials (7.9%)
Aerospace & Defense (1.7%)
Boeing Co. (The)	125,724	23,045,209
General Dynamics Corp.	55,100	8,235,246
Howmet Aerospace, Inc.	91,032	1,442,857
Huntington Ingalls Industries, Inc.	9,606	1,676,151
L3Harris Technologies, Inc.	51,999	8,822,670
Lockheed Martin Corp.	58,408	21,314,247
Northrop Grumman Corp.	36,920	11,350,685
Raytheon Technologies Corp.	345,179	21,269,930
Teledyne Technologies, Inc.*	8,766	2,725,788
Textron, Inc.	53,600	1,763,976
TransDigm Group, Inc.	11,751	5,194,530

		106,841,289

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	31,802	2,514,266
Expeditors International of Washington, Inc.	40,048	3,045,250
FedEx Corp.	56,460	7,916,821
United Parcel Service, Inc., Class B	164,800	18,322,464

		31,798,801

Airlines (0.2%)
Alaska Air Group, Inc.	28,944	1,049,509
American Airlines Group, Inc. (x)	91,663	1,198,035
Delta Air Lines, Inc.	135,373	3,797,213
Southwest Airlines Co.	123,818	4,232,099
United Airlines Holdings, Inc.*	58,624	2,028,977

		12,305,833

Building Products (0.4%)
A O Smith Corp.	32,215	1,517,971
Allegion plc	21,838	2,232,280
Carrier Global Corp.	190,816	4,239,932
Fortune Brands Home & Security, Inc.	32,646	2,087,059
Johnson Controls International plc	181,367	6,191,869
Masco Corp.	66,800	3,354,028
Trane Technologies plc	56,315	5,010,909

		24,634,048

Commercial Services & Supplies (0.4%)
Cintas Corp.	19,700	5,247,292
Copart, Inc.*	48,042	4,000,457
Republic Services, Inc.	49,451	4,057,455
Rollins, Inc.	33,100	1,403,109
Waste Management, Inc.	91,756	9,717,878

		24,426,191

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	31,814	2,697,827
Quanta Services, Inc.	33,400	1,310,282

		4,008,109

Electrical Equipment (0.5%)
AMETEK, Inc.	53,748	4,803,459
Eaton Corp. plc	97,225	8,505,243
Emerson Electric Co.	143,200	8,882,696
Rockwell Automation, Inc.	27,200	5,793,600

		27,984,998

Industrial Conglomerates (1.1%)
3M Co.	135,250	21,097,648
General Electric Co.	2,054,015	14,028,922
Honeywell International, Inc.	168,062	24,300,085
Roper Technologies, Inc.	24,505	9,514,311

		68,940,966

Machinery (1.5%)
Caterpillar, Inc.	130,000	16,445,000
Cummins, Inc.	36,050	6,246,023
Deere & Co.	74,100	11,644,815
Dover Corp.	34,100	3,292,696
Flowserve Corp.	30,741	876,733
Fortive Corp.	69,425	4,697,295
IDEX Corp.	17,893	2,827,810
Illinois Tool Works, Inc.	68,795	12,028,806
Ingersoll Rand, Inc.*	81,321	2,286,747
Otis Worldwide Corp.	95,358	5,422,056
PACCAR, Inc.	81,300	6,085,305
Parker-Hannifin Corp.	30,200	5,534,754
Pentair plc	39,458	1,499,009
Snap-on, Inc.	12,900	1,786,779
Stanley Black & Decker, Inc.	35,746	4,982,277
Westinghouse Air Brake Technologies Corp.	42,812	2,464,687
Xylem, Inc.	42,300	2,747,808

		90,868,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.3%)
Equifax, Inc.	28,450	$4,889,986
IHS Markit Ltd.	94,226	7,114,063
Nielsen Holdings plc	83,621	1,242,608
Robert Half International, Inc.	27,600	1,458,108
Verisk Analytics, Inc.	38,529	6,557,636

		21,262,401

Road & Rail (1.0%)
CSX Corp.	182,800	12,748,472
JB Hunt Transport Services, Inc.	20,040	2,411,614
Kansas City Southern	23,290	3,476,964
Norfolk Southern Corp.	61,300	10,762,441
Old Dominion Freight Line, Inc.	22,502	3,816,114
Union Pacific Corp.	163,300	27,609,131

		60,824,736

Trading Companies & Distributors (0.2%)
Fastenal Co.	134,832	5,776,203
United Rentals, Inc.*	17,650	2,630,556
WW Grainger, Inc.	10,250	3,220,140

		11,626,899

Total Industrials		485,522,871

Information Technology (27.2%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	12,756	2,679,143
Cisco Systems, Inc.	997,750	46,535,060
F5 Networks, Inc.*	14,250	1,987,590
Juniper Networks, Inc.	78,690	1,798,853
Motorola Solutions, Inc.	40,324	5,650,602

		58,651,248

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	69,732	6,681,023
CDW Corp.	33,771	3,923,514
Corning, Inc.	180,842	4,683,808
FLIR Systems, Inc.	31,507	1,278,239
IPG Photonics Corp.*	8,379	1,343,908
Keysight Technologies, Inc.*	44,101	4,444,499
TE Connectivity Ltd.	78,620	6,411,461
Zebra Technologies Corp., Class A*	12,675	3,244,166

		32,010,618

IT Services (5.7%)
Accenture plc, Class A	149,400	32,079,168
Akamai Technologies, Inc.*	37,998	4,069,206
Automatic Data Processing, Inc.	101,760	15,151,046
Broadridge Financial Solutions, Inc.	26,981	3,404,732
Cognizant Technology Solutions Corp., Class A	128,750	7,315,575
DXC Technology Co.	60,141	992,326
Fidelity National Information Services, Inc.	144,581	19,386,866
Fiserv, Inc.*	134,263	13,106,754
FleetCor Technologies, Inc.*	20,473	5,149,574
Gartner, Inc.*	21,007	2,548,779
Global Payments, Inc.	70,688	11,990,099
International Business Machines Corp.	208,297	25,156,029
Jack Henry & Associates, Inc.	18,062	3,323,950
Leidos Holdings, Inc.	31,246	2,926,813
Mastercard, Inc., Class A	208,800	61,742,160
Paychex, Inc.	74,885	5,672,539
PayPal Holdings, Inc.*	276,200	48,122,326
VeriSign, Inc.*	24,350	5,036,310
Visa, Inc., Class A	402,622	77,774,492
Western Union Co. (The)	98,579	2,131,278

		347,080,022

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc.*	275,012	14,468,381
Analog Devices, Inc.	86,612	10,622,096
Applied Materials, Inc.	217,200	13,129,740
Broadcom, Inc.	93,290	29,443,257
Intel Corp.	1,023,030	61,207,885
KLA Corp.	37,100	7,215,208
Lam Research Corp.	34,138	11,042,277
Maxim Integrated Products, Inc.	63,632	3,856,736
Microchip Technology, Inc.	56,186	5,916,948
Micron Technology, Inc.*	260,300	13,410,656
NVIDIA Corp.	143,950	54,688,045
Qorvo, Inc.*	27,325	3,020,232
QUALCOMM, Inc.	268,497	24,489,611
Skyworks Solutions, Inc.	40,047	5,120,409
Texas Instruments, Inc.	219,831	27,911,942
Xilinx, Inc.	59,150	5,819,769

		291,363,192

Software (9.3%)
Adobe, Inc.*	113,880	49,573,103
ANSYS, Inc.*	20,128	5,871,941
Autodesk, Inc.*	51,780	12,385,258
Cadence Design Systems, Inc.*	65,935	6,327,123
Citrix Systems, Inc.	27,050	4,000,966
Fortinet, Inc.*	33,396	4,584,269
Intuit, Inc.	61,200	18,126,828
Microsoft Corp.	1,794,266	365,151,075
NortonLifeLock, Inc.	134,800	2,673,084
Oracle Corp.	509,537	28,162,110
Paycom Software, Inc.*	11,518	3,567,470
salesforce.com, Inc.*	208,616	39,080,035
ServiceNow, Inc.*	44,435	17,998,841
Synopsys, Inc.*	35,370	6,897,150
Tyler Technologies, Inc.*	9,507	3,297,788

		567,697,041

Technology Hardware, Storage & Peripherals (6.1%)
Apple, Inc.	974,114	355,356,787
Hewlett Packard Enterprise Co.	304,319	2,961,024
HP, Inc.	348,519	6,074,686
NetApp, Inc.	53,580	2,377,345
Seagate Technology plc	54,290	2,628,179
Western Digital Corp.	69,942	3,087,939
Xerox Holdings Corp.	43,654	667,470

		373,153,430

Total Information Technology		1,669,955,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.5%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	51,850	$12,519,701
Albemarle Corp.	24,884	1,921,294
Celanese Corp.	28,430	2,454,646
CF Industries Holdings, Inc.	51,075	1,437,251
Corteva, Inc.	175,951	4,713,727
Dow, Inc.	174,351	7,106,547
DuPont de Nemours, Inc.	174,150	9,252,590
Eastman Chemical Co.	31,950	2,224,998
Ecolab, Inc.	58,141	11,567,152
FMC Corp.	30,460	3,034,425
International Flavors & Fragrances, Inc. (x)	25,150	3,079,869
Linde plc	126,349	26,799,886
LyondellBasell Industries NV, Class A	60,327	3,964,690
Mosaic Co. (The)	82,210	1,028,447
PPG Industries, Inc.	55,600	5,896,936
Sherwin-Williams Co. (The)	19,400	11,210,290

		108,212,449

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,723	3,041,330
Vulcan Materials Co.	31,150	3,608,728

		6,650,058

Containers & Packaging (0.3%)
Amcor plc	381,026	3,890,275
Avery Dennison Corp.	19,600	2,236,164
Ball Corp.	76,900	5,343,781
International Paper Co.	92,135	3,244,073
Packaging Corp. of America	22,221	2,217,656
Sealed Air Corp.	36,334	1,193,572
Westrock Co.	60,656	1,714,139

		19,839,660

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	341,188	3,947,545
Newmont Corp.	192,772	11,901,743
Nucor Corp.	71,300	2,952,533

		18,801,821

Total Materials		153,503,988

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	28,810	4,674,422
American Tower Corp. (REIT)	104,242	26,950,727
Apartment Investment and Management Co. (REIT), Class A	34,950	1,315,518
AvalonBay Communities, Inc. (REIT)	32,814	5,074,357
Boston Properties, Inc. (REIT)	33,830	3,057,555
Crown Castle International Corp. (REIT)	97,760	16,360,136
Digital Realty Trust, Inc. (REIT)	61,823	8,785,667
Duke Realty Corp. (REIT)	86,405	3,057,873
Equinix, Inc. (REIT)	20,795	14,604,328
Equity Residential (REIT)	82,080	4,827,946
Essex Property Trust, Inc. (REIT)	15,557	3,565,198
Extra Space Storage, Inc. (REIT)	30,393	2,807,401
Federal Realty Investment Trust (REIT)	16,431	1,400,086
Healthpeak Properties, Inc. (REIT)	116,358	3,206,826
Host Hotels & Resorts, Inc. (REIT)	168,589	1,819,075
Iron Mountain, Inc. (REIT)	67,484	1,761,332
Kimco Realty Corp. (REIT)	99,230	1,274,113
Mid-America Apartment Communities, Inc. (REIT)	26,792	3,072,239
Prologis, Inc. (REIT)	173,625	16,204,421
Public Storage (REIT)	35,310	6,775,636
Realty Income Corp. (REIT)	80,531	4,791,594
Regency Centers Corp. (REIT)	39,350	1,805,772
SBA Communications Corp. (REIT)	26,502	7,895,476
Simon Property Group, Inc. (REIT)	72,125	4,931,907
SL Green Realty Corp. (REIT)	19,140	943,411
UDR, Inc. (REIT)	68,874	2,574,510
Ventas, Inc. (REIT)	87,666	3,210,329
Vornado Realty Trust (REIT)	37,205	1,421,603
Welltower, Inc. (REIT)	95,433	4,938,658
Weyerhaeuser Co. (REIT)	175,241	3,935,913

		167,044,029

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	78,730	3,560,171

Total Real Estate		170,604,200

Utilities (3.0%)
Electric Utilities (1.9%)
Alliant Energy Corp.	56,492	2,702,577
American Electric Power Co., Inc.	116,080	9,244,611
Duke Energy Corp.	171,400	13,693,146
Edison International	84,250	4,575,617
Entergy Corp.	46,800	4,390,308
Evergy, Inc.	53,515	3,172,904
Eversource Energy	76,094	6,336,347
Exelon Corp.	228,620	8,296,620
FirstEnergy Corp.	127,032	4,926,301
NextEra Energy, Inc.	114,950	27,607,542
NRG Energy, Inc.	59,168	1,926,510
Pinnacle West Capital Corp.	26,350	1,931,192
PPL Corp.	180,538	4,665,102
Southern Co. (The)	246,650	12,788,803
Xcel Energy, Inc.	123,295	7,705,938

		113,963,518

Gas Utilities (0.0%)
Atmos Energy Corp.	28,023	2,790,530

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	156,050	2,261,165

Multi-Utilities (1.0%)
Ameren Corp.	57,800	4,066,808
CenterPoint Energy, Inc.	118,100	2,204,927
CMS Energy Corp.	66,700	3,896,614
Consolidated Edison, Inc.	78,150	5,621,329
Dominion Energy, Inc.	193,499	15,708,249
DTE Energy Co.	45,150	4,853,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NiSource, Inc.	87,759	$1,995,640
Public Service Enterprise Group, Inc.	118,850	5,842,666
Sempra Energy	66,322	7,774,928
WEC Energy Group, Inc.	74,182	6,502,052

		58,466,838

Water Utilities (0.1%)
American Water Works Co., Inc.	42,531	5,472,038

Total Utilities		182,954,089

Total Common Stocks (99.2%) (Cost $2,470,808,898)		6,075,916,692

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $429,643)	89,509	15,037

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $45,649, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $46,562. (xx)	45,649	45,649
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $411,054, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $419,275. (xx)	411,054	411,054
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $1,000,006, collateralized by various Common Stocks; total market value $1,111,293. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		1,556,703

Total Short-Term Investments (0.0%) (Cost $1,556,703)		1,556,703

Total Investments in Securities (99.2%) (Cost $2,472,795,244)		6,077,488,432
Other Assets Less Liabilities (0.8%)		48,163,969

Net Assets (100%)		$6,125,652,401

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,493,040.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $3,903,459. This was collateralized by $2,518,067 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $1,556,703 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	266	9/2020	USD	41,099,660	332,828

					332,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$654,351,249	$—	$—	$654,351,249
Consumer Discretionary	662,498,746	—	—	662,498,746
Consumer Staples	421,323,744	—	—	421,323,744
Energy	171,108,474	—	—	171,108,474
Financials	617,929,528	—	—	617,929,528
Health Care	886,164,252	—	—	886,164,252
Industrials	485,522,871	—	—	485,522,871
Information Technology	1,669,955,551	—	—	1,669,955,551
Materials	153,503,988	—	—	153,503,988
Real Estate	170,604,200	—	—	170,604,200
Utilities	182,954,089	—	—	182,954,089
Futures	332,828	—	—	332,828
Rights
Communication Services	15,037	—	—	15,037
Short-Term Investments
Repurchase Agreements	—	1,556,703	—	1,556,703

Total Assets	$6,076,264,557	$1,556,703	$—	$6,077,821,260

Total Liabilities	$—	$—	$—	$—

Total	$6,076,264,557	$1,556,703	$—	$6,077,821,260

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$332,828	*

Total		$332,828

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,594,890	$3,594,890

Total	$3,594,890	$3,594,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(972,451)	$(972,451)

Total	$(972,451)	$(972,451)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $52,772,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$90,583,802
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$142,058,142

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,879,263,410
Aggregate gross unrealized depreciation	(291,751,897)

Net unrealized appreciation	$3,587,511,513

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,490,309,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $2,471,238,541)	$6,075,931,729
Repurchase Agreements (Cost $1,556,703)	1,556,703
Cash	47,477,134
Dividends, interest and other receivables	4,763,675
Receivable for Portfolio shares sold	1,707,040
Due from broker for futures variation margin	565,258
Securities lending income receivable	26,929
Other assets	67,502

Total assets	6,132,095,970

LIABILITIES
Payable for Portfolio shares redeemed	2,000,899
Payable for return of collateral on securities loaned	1,556,703
Investment management fees payable	1,083,948
Distribution fees payable – Class IB	742,328
Administrative fees payable	486,439
Distribution fees payable – Class IA	448,830
Accrued expenses	124,422

Total liabilities	6,443,569

NET ASSETS	$6,125,652,401

Net assets were comprised of:
Paid in capital	$2,429,677,026
Total distributable earnings (loss)	3,695,975,375

Net assets	$6,125,652,401

Class IA
Net asset value, offering and redemption price per share, $2,185,555,052 / 44,293,073 shares outstanding (unlimited amount authorized: $0.01 par value)	$49.34

Class IB
Net asset value, offering and redemption price per share, $3,626,316,173 / 73,907,216 shares outstanding (unlimited amount authorized: $0.01 par value)	$49.07

Class K
Net asset value, offering and redemption price per share, $313,781,176 / 6,355,112 shares outstanding (unlimited amount authorized: $0.01 par value)	$49.37

(x)	Includes value of securities on loan of $3,903,459.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$60,854,802
Interest	217,749
Securities lending (net)	96,291

Total income	61,168,842

EXPENSES
Investment management fees	6,394,371
Distribution fees – Class IB	4,353,952
Administrative fees	2,828,882
Distribution fees – Class IA	2,653,471
Printing and mailing expenses	224,299
Professional fees	109,553
Trustees’ fees	95,602
Custodian fees	66,152
Miscellaneous	62,822

Total expenses	16,789,104

NET INVESTMENT INCOME (LOSS)	44,379,738

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	35,281,114
Futures contracts	3,594,890

Net realized gain (loss)	38,876,004

Change in unrealized appreciation (depreciation) on:
Investments in securities	(292,121,272)
Futures contracts	(972,451)

Net change in unrealized appreciation (depreciation)	(293,093,723)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(254,217,719)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(209,837,981)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$44,379,738	$92,092,671
Net realized gain (loss)	38,876,004	118,213,451
Net change in unrealized appreciation (depreciation)	(293,093,723)	1,336,512,074

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(209,837,981)	1,546,818,196

Distributions to shareholders:
Class IA	—	(75,724,003)
Class IB	—	(124,546,788)
Class K	—	(12,391,249)

Total distributions to shareholders	—	(212,662,040)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [2,265,686 and 2,687,276 shares, respectively]	103,921,540	125,971,629
Capital shares issued in reinvestment of dividends and distributions [0 and 1,518,620 shares, respectively]	—	75,724,003
Capital shares repurchased [(3,139,027) and (4,633,117) shares, respectively]	(149,609,011)	(219,656,824)

Total Class IA transactions	(45,687,471)	(17,961,192)

Class IB
Capital shares sold [4,697,852 and 6,259,112 shares, respectively]	216,787,816	292,243,789
Capital shares issued in reinvestment of dividends and distributions [0 and 2,511,750 shares, respectively]	—	124,546,788
Capital shares repurchased [(5,237,402) and (8,250,193) shares, respectively]	(244,149,974)	(386,192,729)

Total Class IB transactions	(27,362,158)	30,597,848

Class K
Capital shares sold [451,382 and 660,116 shares, respectively]	20,684,516	31,236,038
Capital shares issued in reinvestment of dividends and distributions [0 and 248,598 shares, respectively]	—	12,391,249
Capital shares repurchased [(1,049,047) and (1,362,019) shares, respectively]	(49,592,727)	(64,903,317)

Total Class K transactions	(28,908,211)	(21,276,030)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(101,957,840)	(8,639,374)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(311,795,821)	1,325,516,782
NET ASSETS:
Beginning of period	6,437,448,222	5,111,931,440

End of period	$6,125,652,401	$6,437,448,222

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$51.03		$40.40	$44.17	$37.31	$34.49	$35.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.35		0.73	0.65	0.59	0.56	0.58
Net realized and unrealized gain (loss)	(2.04)		11.62	(2.73)	7.24	3.32	(0.32)

Total from investment operations	(1.69)		12.35	(2.08)	7.83	3.88	0.26

Less distributions:
Dividends from net investment income	—		(0.76)	(0.67)	(0.60)	(0.57)	(0.58)
Distributions from net realized gains	—		(0.96)	(1.02)	(0.37)	(0.49)	(0.65)

Total dividends and distributions	—		(1.72)	(1.69)	(0.97)	(1.06)	(1.23)

Net asset value, end of period	$49.34		$51.03	$40.40	$44.17	$37.31	$34.49

Total return (b)	(3.31)%		30.69%	(4.93)%	21.02%	11.24%	0.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,185,555		$2,304,967	$1,842,197	$2,019,882	$1,732,371	$1,600,811
Ratio of expenses to average net assets (a)(f)	0.58%		0.58%	0.58%	0.60%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets (a)(f)	1.48%		1.55%	1.42%	1.43%	1.59%	1.63%
Portfolio turnover rate^	2	%(z)	4%	3%	3%	5%	5%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$50.75		$40.19	$43.94	$37.12	$34.32	$35.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.35		0.73	0.64	0.58	0.56	0.58
Net realized and unrealized gain (loss)	(2.03)		11.55	(2.70)	7.21	3.30	(0.32)

Total from investment operations	(1.68)		12.28	(2.06)	7.79	3.86	0.26

Less distributions:
Dividends from net investment income	—		(0.76)	(0.67)	(0.60)	(0.57)	(0.58)
Distributions from net realized gains	—		(0.96)	(1.02)	(0.37)	(0.49)	(0.65)

Total dividends and distributions	—		(1.72)	(1.69)	(0.97)	(1.06)	(1.23)

Net asset value, end of period	$49.07		$50.75	$40.19	$43.94	$37.12	$34.32

Total return (b)	(3.31)%		30.68%	(4.91)%	21.02%	11.22%	0.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,626,316		$3,777,876	$2,970,740	$3,264,301	$2,766,809	$2,493,237
Ratio of expenses to average net assets (a)(f)	0.58%		0.58%	0.58%	0.60%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets (a)(f)	1.49%		1.55%	1.42%	1.43%	1.59%	1.62%
Portfolio turnover rate^	2	%(z)	4%	3%	3%	5%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$51.00		$40.37	$44.14	$37.27	$34.46	$35.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.41		0.85	0.76	0.69	0.65	0.67
Net realized and unrealized gain (loss)	(2.04)		11.62	(2.73)	7.25	3.32	(0.35)

Total from investment operations	(1.63)		12.47	(1.97)	7.94	3.97	0.32

Less distributions:
Dividends from net investment income	—		(0.88)	(0.78)	(0.70)	(0.67)	(0.67)
Distributions from net realized gains	—		(0.96)	(1.02)	(0.37)	(0.49)	(0.65)

Total dividends and distributions	—		(1.84)	(1.80)	(1.07)	(1.16)	(1.32)

Net asset value, end of period	$49.37		$51.00	$40.37	$44.14	$37.27	$34.46

Total return (b)	(3.20)%		31.01%	(4.69)%	21.34%	11.50%	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$313,781		$354,605	$298,994	$341,989	$284,729	$275,928
Ratio of expenses to average net assets (a)(f)	0.33%		0.33%	0.33%	0.35%	0.36%	0.36%
Ratio of net investment income (loss) to average net assets (a)(f)	1.74%		1.80%	1.67%	1.68%	1.84%	1.88%
Portfolio turnover rate^	2	%(z)	4%	3%	3%	5%	5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	24.5%
Health Care	14.7
Consumer Discretionary	11.0
Communication Services	10.0
Financials	9.9
Industrials	9.7
Consumer Staples	6.6
Energy	3.0
Utilities	2.9
Real Estate	2.9
Materials	2.6
Exchange Traded Fund	0.9
Repurchase Agreements	0.5
Investment Company	0.1
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$987.21	$4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.54	4.37
Class K
Actual	1,000.00	988.54	3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.12

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	54,316	$1,641,972
Vonage Holdings Corp.*	121,500	1,222,290

		2,864,262

Entertainment (2.2%)
Activision Blizzard, Inc.	69,571	5,280,439
Electronic Arts, Inc.*	11,343	1,497,843
Liberty Media Corp.-Liberty Formula One, Class C*	9,400	298,074
Live Nation Entertainment, Inc.*	2,532	112,244
Netflix, Inc.*	12,426	5,654,327
Walt Disney Co. (The)	38,932	4,341,307

		17,184,234

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A*	3,885	5,509,124
Alphabet, Inc., Class C*	14,227	20,111,429
ANGI Homeservices, Inc., Class A (x)*	10,287	124,987
Eventbrite, Inc., Class A (x)*	28,803	246,842
Facebook, Inc., Class A*	89,668	20,360,913
IAC/InterActiveCorp*	400	129,360
Wise Talent Information Technology Co. Ltd. (m)*	252,665	559,636
ZoomInfo Technologies, Inc., Class A*	15,600	796,068

		47,838,359

Media (0.4%)
Altice USA, Inc., Class A*	35,597	802,357
Comcast Corp., Class A	21,734	847,191
Discovery, Inc., Class A*	7,600	160,360
Interpublic Group of Cos., Inc. (The)	9,383	161,012
Nexstar Media Group, Inc., Class A	6,104	510,844
ViacomCBS, Inc.	19,853	462,972

		2,944,736

Wireless Telecommunication Services (0.9%)
Boingo Wireless, Inc.*	132,019	1,758,493
SoftBank Group Corp.	25,800	1,300,005
T-Mobile US, Inc.*	42,266	4,402,004

		7,460,502

Total Communication Services		78,292,093

Consumer Discretionary (11.0%)
Auto Components (0.3%)
Aptiv plc	33,300	2,594,736

Automobiles (0.1%)
Tesla, Inc.*	1,000	1,079,810

Diversified Consumer Services (0.1%)
Afya Ltd., Class A (x)*	29,180	683,979

Hotels, Restaurants & Leisure (1.3%)
Las Vegas Sands Corp.	49,200	2,240,568
McDonald’s Corp.	42,700	7,876,869
Starbucks Corp.	7,200	529,848

		10,647,285

Household Durables (0.3%)
Lennar Corp., Class A	34,000	2,095,080

Internet & Direct Marketing Retail (4.9%)
Alibaba Group Holding Ltd. (ADR)*	19,159	4,132,596
Amazon.com, Inc.*	10,870	29,988,374
Booking Holdings, Inc.*	2,400	3,821,616
Ocado Group plc*	15,100	379,070

		38,321,656

Leisure Products (0.2%)
Hasbro, Inc.	19,100	1,431,545

Multiline Retail (0.4%)
Dollar Tree, Inc.*	33,100	3,067,708

Specialty Retail (2.2%)
Burlington Stores, Inc.*	10,800	2,126,844
Home Depot, Inc. (The)	35,400	8,868,054
TJX Cos., Inc. (The)	74,800	3,781,888
Ulta Beauty, Inc.*	11,500	2,339,330

		17,116,116

Textiles, Apparel & Luxury Goods (1.2%)
Columbia Sportswear Co.	19,300	1,555,194
LVMH Moet Hennessy Louis Vuitton SE	1,900	832,198
NIKE, Inc., Class B	47,200	4,627,960
VF Corp.	34,000	2,071,960

		9,087,312

Total Consumer Discretionary		86,125,227

Consumer Staples (6.6%)
Beverages (2.1%)
Boston Beer Co., Inc. (The), Class A*	900	482,985
Coca-Cola Co. (The)	125,200	5,593,936
Keurig Dr Pepper, Inc.	32,700	928,680
Monster Beverage Corp.*	28,600	1,982,552
PepsiCo, Inc.	47,800	6,322,028
Pernod Ricard SA	5,400	848,714

		16,158,895

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	17,200	5,215,212
Kroger Co. (The)	36,100	1,221,985
Performance Food Group Co.*	14,200	413,788
Sysco Corp.	26,300	1,437,558
Walmart, Inc.	47,300	5,665,594

		13,954,137

Food Products (0.7%)
Beyond Meat, Inc.*	1,500	200,970
Freshpet, Inc.*	7,500	627,450
JDE Peet’s BV*	7,800	316,180
Lamb Weston Holdings, Inc.	19,600	1,253,028
Mondelez International, Inc., Class A	65,700	3,359,241

		5,756,869

Household Products (1.6%)
Church & Dwight Co., Inc.	12,800	989,440
Clorox Co. (The)	2,400	526,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Energizer Holdings, Inc.	8,800	$417,912
Procter & Gamble Co. (The)	86,700	10,366,719
Reckitt Benckiser Group plc	4,400	404,926

		12,705,485

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	11,900	2,245,292

Tobacco (0.1%)
Altria Group, Inc.	18,200	714,350

Total Consumer Staples		51,535,028

Energy (3.0%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	27,300	420,147
ChampionX Corp.*	9,028	88,113
John Wood Group plc	27,600	66,153
Oceaneering International, Inc.*	75,600	483,084
SBM Offshore NV	23,900	348,828
Subsea 7 SA*	95,100	600,271
TechnipFMC plc	7,400	50,616

		2,057,212

Oil, Gas & Consumable Fuels (2.7%)
Africa Oil Corp. (x)*	194,800	153,533
Aker BP ASA	12,400	226,398
Apache Corp.	88,800	1,198,800
Canadian Natural Resources Ltd.	69,100	1,198,663
Cheniere Energy, Inc.*	6,900	333,408
Chevron Corp.	14,200	1,267,066
Enbridge, Inc.	6,900	209,898
Equinor ASA (ADR) (x)	79,300	1,148,264
Exxon Mobil Corp.	156,800	7,012,096
Galp Energia SGPS SA	47,200	545,232
Gibson Energy, Inc. (x)	7,700	119,844
Hess Corp.	43,200	2,238,192
Kosmos Energy Ltd.	172,100	285,686
Marathon Petroleum Corp.	1,300	48,594
MEG Energy Corp.*	177,000	491,522
Phillips 66	20,055	1,441,954
Reliance Industries Ltd. (GDR)§	11,800	544,308
TOTAL SA (ADR)	40,100	1,542,246
Valero Energy Corp.	16,800	988,176

		20,993,880

Total Energy		23,051,092

Financials (9.9%)
Banks (2.9%)
Bank of America Corp.	295,300	7,013,375
Citigroup, Inc.	115,400	5,896,940
Comerica, Inc.	13,400	510,540
Eurobank Ergasias Services and Holdings SA*	891,800	411,692
First Horizon National Corp.	58,700	584,652
Huntington Bancshares, Inc.	66,300	599,020
JPMorgan Chase & Co.	16,800	1,580,208
KeyCorp	70,700	861,126
M&T Bank Corp.	7,700	800,569
Signature Bank	3,900	416,988
Societe Generale SA*	13,800	229,589
Synovus Financial Corp.	9,700	199,141
Truist Financial Corp.	33,654	1,263,708
Wells Fargo & Co.	89,900	2,301,440

		22,668,988

Capital Markets (2.5%)
Bank of New York Mellon Corp. (The)	156,100	6,033,265
BlackRock, Inc.	5,700	3,101,313
Cboe Global Markets, Inc.	20,000	1,865,600
Intercontinental Exchange, Inc.	28,900	2,647,240
Morgan Stanley	77,200	3,728,760
Virtu Financial, Inc., Class A	78,800	1,859,680

		19,235,858

Consumer Finance (1.3%)
360 Finance, Inc. (ADR)*	21,800	233,478
Ally Financial, Inc.	27,700	549,291
Capital One Financial Corp.	99,900	6,252,741
Discover Financial Services	21,000	1,051,890
OneMain Holdings, Inc.	67,288	1,651,248
SLM Corp.	119,000	836,570

		10,575,218

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class A*	4	1,069,200
Berkshire Hathaway, Inc., Class B*	48,900	8,729,139

		9,798,339

Insurance (1.9%)
American International Group, Inc.	39,900	1,244,082
Chubb Ltd.	3,500	443,170
Fairfax Financial Holdings Ltd.	1,900	587,004
Hartford Financial Services Group, Inc. (The)	40,200	1,549,710
Marsh & McLennan Cos., Inc.	19,937	2,140,636
Travelers Cos., Inc. (The)	53,200	6,067,460
Willis Towers Watson plc	15,200	2,993,640

		15,025,702

Total Financials		77,304,105

Health Care (14.7%)
Biotechnology (3.1%)
Acceleron Pharma, Inc.*	1,645	156,719
Alexion Pharmaceuticals, Inc.*	26,047	2,923,515
Amgen, Inc.	32,696	7,711,679
Argenx SE (ADR)*	2,700	608,121
Biogen, Inc.*	2,700	722,385
Global Blood Therapeutics, Inc. (x)*	23,087	1,457,482
PTC Therapeutics, Inc.*	24,600	1,248,204
Regeneron Pharmaceuticals, Inc.*	7,600	4,739,740
Vertex Pharmaceuticals, Inc.*	14,991	4,352,037

		23,919,882

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	33,737	3,084,574
Becton Dickinson and Co.	22,858	5,469,234
Boston Scientific Corp.*	132,600	4,655,586
DexCom, Inc.*	4,000	1,621,600
Haemonetics Corp.*	7,800	698,568
Intuitive Surgical, Inc.*	7,500	4,273,725
Masimo Corp.*	3,000	683,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nevro Corp.*	7,700	$919,919
Stryker Corp.	4,700	846,893

		22,254,069

Health Care Providers & Services (3.8%)
AmerisourceBergen Corp.	17,000	1,713,090
Centene Corp.*	35,000	2,224,250
Cigna Corp.	23,100	4,334,715
HCA Healthcare, Inc.	21,031	2,041,269
Humana, Inc.	15,600	6,048,900
UnitedHealth Group, Inc.	45,500	13,420,225

		29,782,449

Life Sciences Tools & Services (0.8%)
Thermo Fisher Scientific, Inc.	17,220	6,239,495

Pharmaceuticals (4.2%)
AstraZeneca plc (ADR)	103,000	5,447,670
Bristol-Myers Squibb Co.	118,766	6,983,441
Eli Lilly and Co.	42,200	6,928,396
Horizon Therapeutics plc*	56,400	3,134,712
MyoKardia, Inc.*	1,800	173,916
Roche Holding AG	15,318	5,303,575
Royalty Pharma plc, Class A*	8,200	398,110
UCB SA	11,600	1,342,687
Zoetis, Inc.	23,015	3,153,975

		32,866,482

Total Health Care		115,062,377

Industrials (9.7%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	4,300	421,959
Boeing Co. (The)	3,600	659,880
General Dynamics Corp.	17,523	2,618,987
Northrop Grumman Corp.	3,500	1,076,040

		4,776,866

Air Freight & Logistics (0.7%)
FedEx Corp.	37,900	5,314,338

Building Products (0.2%)
Carrier Global Corp.	59,700	1,326,534

Construction & Engineering (0.9%)
AECOM*	156,600	5,885,028
Granite Construction, Inc. (x)	62,643	1,198,987

		7,084,015

Electrical Equipment (1.2%)
Sensata Technologies Holding plc*	161,200	6,001,476
Sunrun, Inc.*	15,800	311,576
Vivint Solar, Inc. (x)*	359,474	3,558,793

		9,871,845

Industrial Conglomerates (0.7%)
3M Co.	6,800	1,060,732
General Electric Co.	585,179	3,996,772
Honeywell International, Inc.	4,200	607,278

		5,664,782

Machinery (1.1%)
Allison Transmission Holdings, Inc.	131,500	4,836,570
Caterpillar, Inc.	8,700	1,100,550
Colfax Corp.*	58,840	1,641,636
Fortive Corp.	9,500	642,770
Otis Worldwide Corp.	5,800	329,788

		8,551,314

Marine (0.5%)
AP Moller - Maersk A/S, Class B	3,284	3,822,949

Professional Services (0.5%)
Nielsen Holdings plc	257,981	3,833,598

Road & Rail (2.7%)
CSX Corp.	4,500	313,830
Lyft, Inc., Class A*	91,801	3,030,351
Norfolk Southern Corp.	33,100	5,811,367
Uber Technologies, Inc.*	344,600	10,710,168
Union Pacific Corp.	6,200	1,048,234

		20,913,950

Trading Companies & Distributors (0.6%)
HD Supply Holdings, Inc.*	128,672	4,458,485

Total Industrials		75,618,676

Information Technology (24.5%)
Communications Equipment (0.1%)
Lumentum Holdings, Inc.*	700	57,001
Telefonaktiebolaget LM Ericsson (ADR)	53,100	493,830

		550,831

Electronic Equipment, Instruments & Components (1.8%)
Corning, Inc.	25,900	670,810
Flex Ltd.*	321,313	3,293,458
II-VI, Inc.*	44,078	2,081,363
Insight Enterprises, Inc.*	12,800	629,760
Jabil, Inc.	228,206	7,320,849

		13,996,240

IT Services (2.9%)
Capgemini SE	10,000	1,143,905
DXC Technology Co.	8,300	136,950
Fidelity National Information Services, Inc.	43,700	5,859,733
Genpact Ltd.	100,000	3,652,000
Global Payments, Inc.	8,500	1,441,770
GoDaddy, Inc., Class A*	29,500	2,163,235
PayPal Holdings, Inc.*	25,600	4,460,288
Sabre Corp.	90,210	727,093
Twilio, Inc., Class A*	8,400	1,843,128
WNS Holdings Ltd. (ADR)*	1,900	104,462
Worldline SA (m)*	13,700	1,183,637

		22,716,201

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	21,400	1,125,854
Broadcom, Inc.	10,100	3,187,661
Cirrus Logic, Inc.*	30,900	1,909,002
Marvell Technology Group Ltd.	73,700	2,583,922
MediaTek, Inc.	49,000	958,725
Micron Technology, Inc.*	50,200	2,586,304
NVIDIA Corp.	20,400	7,750,164
NXP Semiconductors NV	32,100	3,660,684
ON Semiconductor Corp.*	54,030	1,070,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	20,100	$1,833,321
Sanken Electric Co. Ltd.	10,200	200,625
Skyworks Solutions, Inc.	4,300	549,798
STMicroelectronics NV	10,300	279,421
Xilinx, Inc.	1,483	145,912

		27,842,268

Software (10.6%)
Adobe, Inc.*	10,200	4,440,162
Autodesk, Inc.*	10,700	2,559,333
Citrix Systems, Inc.	10,300	1,523,473
Cloudflare, Inc., Class A*	35,270	1,267,956
Digital Turbine, Inc.*	19,700	247,629
Elastic NV*	24,800	2,286,808
LivePerson, Inc.*	75,400	3,123,822
Microsoft Corp.	231,800	47,173,618
NortonLifeLock, Inc.	178,000	3,529,740
Nuance Communications, Inc.*	20,100	508,630
Nutanix, Inc., Class A*	3,500	82,968
Oracle Corp.	65,600	3,625,712
Pluralsight, Inc., Class A*	64,800	1,169,640
Rapid7, Inc.*	2,200	112,244
RingCentral, Inc., Class A*	600	171,006
salesforce.com, Inc.*	29,600	5,544,968
SS&C Technologies Holdings, Inc.	11,300	638,224
SVMK, Inc.*	22,100	520,234
Talend SA (ADR) (x)*	1,300	45,058
Tenable Holdings, Inc.*	26,200	781,022
Workday, Inc., Class A*	3,200	599,552
Workiva, Inc.*	6,400	342,336
Yext, Inc.*	62,200	1,033,142
Zendesk, Inc.*	20,600	1,823,718

		83,150,995

Technology Hardware, Storage & Peripherals (5.5%)
Apple, Inc.	111,100	40,529,280
HP, Inc.	62,700	1,092,861
Western Digital Corp.	40,000	1,766,000
Xerox Holdings Corp.	4,700	71,863

		43,460,004

Total Information Technology		191,716,539

Materials (2.6%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	5,432	1,311,611
Albemarle Corp.	6,200	478,702
Amyris, Inc. (x)*	332,500	1,419,775
Ecolab, Inc.	7,401	1,472,429
FMC Corp.	7,900	786,998
Innospec, Inc.	8,300	641,175
Linde plc	11,628	2,466,415
Livent Corp. (x)*	254,939	1,570,424
LyondellBasell Industries NV, Class A	9,700	637,484
Sherwin-Williams Co. (The)	1,407	813,035

		11,598,048

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	4,543	938,447
Summit Materials, Inc., Class A*	41,109	661,033
Vulcan Materials Co.	7,400	857,290

		2,456,770

Containers & Packaging (0.2%)
Crown Holdings, Inc.*	19,159	1,247,825

Metals & Mining (0.6%)
Commercial Metals Co.	29,700	605,880
First Quantum Minerals Ltd.	102,200	814,529
Freeport-McMoRan, Inc.	74,854	866,061
Kaiser Aluminum Corp.	5,812	427,879
Newmont Corp.	26,552	1,639,321
Reliance Steel & Aluminum Co.	5,537	525,627

		4,879,297

Total Materials		20,181,940

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	4,500	730,125
American Homes 4 Rent (REIT), Class A	14,900	400,810
American Tower Corp. (REIT)	18,600	4,808,844
Corporate Office Properties Trust (REIT)	45,200	1,145,368
CubeSmart LP (REIT)	22,300	601,877
Digital Realty Trust, Inc. (REIT)	11,400	1,620,054
Douglas Emmett, Inc. (REIT)	13,300	407,778
Equinix, Inc. (REIT)	3,100	2,177,130
Equity LifeStyle Properties, Inc. (REIT)	9,900	618,552
Highwoods Properties, Inc. (REIT)	13,000	485,290
Lexington Realty Trust (REIT)	9,400	99,170
PotlatchDeltic Corp. (REIT)	15,200	578,056
Prologis, Inc. (REIT)	31,300	2,921,229
SBA Communications Corp. (REIT)	6,800	2,025,856
VICI Properties, Inc. (REIT)	12,500	252,375
Weyerhaeuser Co. (REIT)	96,900	2,176,374

		21,048,888

Real Estate Management & Development (0.2%)
Cushman & Wakefield plc*	106,000	1,320,760

Total Real Estate		22,369,648

Utilities (2.9%)
Electric Utilities (2.2%)
Edison International	37,000	2,009,470
Entergy Corp.	17,300	1,622,913
Evergy, Inc.	23,400	1,387,386
Exelon Corp.	71,400	2,591,106
FirstEnergy Corp.	37,100	1,438,738
NextEra Energy, Inc.	19,500	4,683,315
NRG Energy, Inc.	11,500	374,440
PG&E Corp.*	122,400	1,085,688
Southern Co. (The)	32,900	1,705,865

		16,898,921

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	19,200	278,208

Multi-Utilities (0.7%)
CenterPoint Energy, Inc.	19,900	371,533
Dominion Energy, Inc.	38,887	3,156,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Sempra Energy	18,000	$2,110,140

		5,638,520

Total Utilities		22,815,649

Total Common Stocks (97.8%) (Cost $667,460,460)		764,072,374

EXCHANGE TRADED FUND (ETF):
Equity (0.9%)
iShares Core S&P 500 ETF	23,300	7,215,777

Total Exchange Traded Fund (0.9%) (Cost $7,278,961)		7,215,777

MASTER LIMITED PARTNERSHIP:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Shell Midstream Partners LP (Cost $71,863)	3,200	39,264

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $105,437)	21,966	3,690

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Cantor Fitzgerald & Co., 0.09%, dated 6/30/20, due 7/1/20, repurchase price $1,000,003, collateralized by various U.S. Government Agency Securities, ranging from 0.640% - 9.500%, maturing 12/1/20-2/20/70; total market value $1,020,000. (xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $510,000. (xx)	500,000	500,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,409,220, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $1,437,401. (xx)	1,409,217	1,409,217
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $1,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,909,217

Total Short-Term Investments (0.6%) (Cost $4,909,217)		4,909,217

Total Investments in Securities (99.3%) (Cost $679,825,938)		776,240,322
Other Assets Less Liabilities (0.7%)		5,445,555

Net Assets (100%)		$781,685,877

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $544,308 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $1,743,273 or 0.2% of net assets.

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $6,413,849. This was collateralized by $1,629,121 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $4,909,217 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$76,432,452	$1,859,641	$—	$78,292,093
Consumer Discretionary	84,913,959	1,211,268	—	86,125,227
Consumer Staples	49,965,208	1,569,820	—	51,535,028
Energy	20,719,902	2,331,190	—	23,051,092
Financials	76,662,824	641,281	—	77,304,105
Health Care	108,416,115	6,646,262	—	115,062,377
Industrials	71,795,727	3,822,949	—	75,618,676
Information Technology	187,950,226	3,766,313	—	191,716,539
Materials	20,181,940	—	—	20,181,940
Real Estate	22,369,648	—	—	22,369,648
Utilities	22,815,649	—	—	22,815,649
Exchange Traded Funds	7,215,777	—	—	7,215,777
Master Limited Partnership
Energy	39,264	—	—	39,264
Rights
Communication Services	3,690	—	—	3,690
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	3,909,217	—	3,909,217

Total Assets	$750,482,381	$25,757,941	$—	$776,240,322

Total Liabilities	$—	$—	$—	$—

Total	$750,482,381	$25,757,941	$—	$776,240,322

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$49	$49

Total	$49	$49

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 9%)*	$406,232,418
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$426,317,294

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,080,444
Aggregate gross unrealized depreciation	(39,809,794)

Net unrealized appreciation	$95,270,650

Federal income tax cost of investments in securities and derivative instruments, if applicable	$680,969,672

For the six months ended June 30, 2020, the Portfolio incurred approximately $72,343 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $675,916,721)	$772,331,105
Repurchase Agreements (Cost $3,909,217)	3,909,217
Cash	10,457,446
Foreign cash (Cost $161,128)	166,564
Receivable for securities sold	9,800,950
Dividends, interest and other receivables	488,744
Receivable for Portfolio shares sold	191,725
Securities lending income receivable	7,557
Other assets	10,908

Total assets	797,364,216

LIABILITIES
Payable for securities purchased	10,028,173
Payable for return of collateral on securities loaned	4,909,217
Investment management fees payable	308,147
Distribution fees payable – Class IB	159,554
Payable for Portfolio shares redeemed	149,144
Administrative fees payable	61,947
Due to Custodian	13,294
Accrued expenses	48,863

Total liabilities	15,678,339

NET ASSETS	$781,685,877

Net assets were comprised of:
Paid in capital	$686,256,376
Total distributable earnings (loss)	95,429,501

Net assets	$781,685,877

Class IB
Net asset value, offering and redemption price per share, $779,783,085 / 19,809,215 shares outstanding (unlimited amount authorized: $0.01 par value)	$39.36

Class K
Net asset value, offering and redemption price per share, $1,902,792 / 46,922 shares outstanding (unlimited amount authorized: $0.01 par value)	$40.55

(x)	Includes value of securities on loan of $6,413,849.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $75,101 foreign withholding tax)	$7,231,854
Interest	22,022
Securities lending (net)	57,727

Total income	7,311,603

EXPENSES
Investment management fees	2,005,881
Distribution fees – Class IB	929,255
Administrative fees	355,983
Custodian fees	52,792
Professional fees	38,839
Printing and mailing expenses	35,871
Trustees’ fees	12,017
Miscellaneous	7,989

Gross expenses	3,438,627
Less: Waiver from investment manager	(200,637)

Net expenses	3,237,990

NET INVESTMENT INCOME (LOSS)	4,073,613

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,875,677)
Foreign currency transactions	(9,063)

Net realized gain (loss)	(1,884,740)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(13,425,494)
Forward foreign currency contracts	49
Foreign currency translations	3,082

Net change in unrealized appreciation (depreciation)	(13,422,363)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,307,103)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,233,490)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,073,613	$6,759,644
Net realized gain (loss)	(1,884,740)	10,367,745
Net change in unrealized appreciation (depreciation)	(13,422,363)	181,775,697

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,233,490)	198,903,086

Distributions to shareholders:
Class IB	—	(7,140,891)
Class K	—	(20,943)

Total distributions to shareholders	—	(7,161,834)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [604,487 and 956,296 shares, respectively]	22,223,387	33,923,401
Capital shares issued in reinvestment of dividends [0 and 183,271 shares, respectively]	—	7,140,891
Capital shares repurchased [(1,115,129) and (2,161,441) shares, respectively]	(41,291,017)	(77,147,902)

Total Class IB transactions	(19,067,630)	(36,083,610)

Class K
Capital shares sold [0 and 139 shares, respectively]	—	4,728
Capital shares issued in reinvestment of dividends [0 and 522 shares, respectively]	—	20,943
Capital shares repurchased [(808) and (91,505) shares, respectively]	(29,942)	(3,048,024)

Total Class K transactions	(29,942)	(3,022,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,097,572)	(39,105,963)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,331,062)	152,635,289
NET ASSETS:
Beginning of period	812,016,939	659,381,650

End of period	$781,685,877	$812,016,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$39.87		$30.69		$34.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20	##	0.32		0.07
Net realized and unrealized gain (loss)	(0.71)		9.21		(3.99)

Total from investment operations	(0.51)		9.53		(3.92)

Less distributions:
Dividends from net investment income	—		(0.35)		(0.08)

Net asset value, end of period	$39.36		$39.87		$30.69

Total return (b)	(1.28)%		31.09%		(11.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$779,783		$810,059		$655,008
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.92%		0.94%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.09	%(aa)	0.90%		1.12	%(l)
Before waivers (a)(f)	1.04	%(aa)	0.84%		1.03	%(l)
Portfolio turnover rate^	55	%(z)	72%		88	%(z)

Class K	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$41.02		$31.56		$35.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	##	0.41		0.09
Net realized and unrealized gain (loss)	(0.73)		9.49		(4.10)

Total from investment operations	(0.47)		9.90		(4.01)

Less distributions:
Dividends from net investment income	—		(0.44)		(0.10)

Net asset value, end of period	$40.55		$41.02		$31.56

Total return (b)	(1.15)%		31.41%		(11.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,903		$1,958		$4,373
Ratio of expenses to average net assets:
After waivers (a)(f)	0.62	%(j)	0.62	%(j)	0.62	%(j)
Before waivers (a)(f)	0.67%		0.69%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.34	%(aa)	1.13%		1.37	%(l)
Before waivers (a)(f)	1.29	%(aa)	1.06%		1.28	%(l)
Portfolio turnover rate^	55	%(z)	72%		88	%(z)
*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.15 and $0.20 for Class IB and Class K respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.29% lower.

See Notes to Financial Statements.

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Exchange Traded Funds	89.8%
Repurchase Agreements	10.5
Investment Company	8.6
Cash and Other	(8.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$932.98	$5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.28	5.63
Class K
Actual	1,000.00	933.87	4.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.52	4.39

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (49.8%)
iShares Core MSCI EAFE ETF	103,318	$5,905,657
iShares Core S&P Mid-Cap ETF	33,448	5,947,723
iShares Russell 2000 ETF (x)	41,528	5,945,979
SPDR S&P 500 ETF Trust	1,482	456,989
Vanguard S&P 500 ETF	24,871	7,049,188

Total Equity		25,305,536

Fixed Income (40.0%)
Vanguard Intermediate-Term Corporate Bond ETF	213,506	20,312,961

Total Exchange Traded Funds (89.8%) (Cost $43,487,209)		45,618,497

SHORT-TERM INVESTMENTS:
Investment Company (8.6%)
JPMorgan Prime Money Market Fund, IM Shares	4,396,155	4,400,111

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $900,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $918,001. (xx)	$900,000	900,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $3,425,025, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $3,493,519. (xx)	3,425,018	3,425,018
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,325,018

Total Short-Term Investments (19.1%) (Cost $9,721,880)		9,725,129

Total Investments in Securities (108.9%) (Cost $53,209,089)		55,343,626
Other Assets Less Liabilities (-8.9%)		(4,520,095)

Net Assets (100%)		$50,823,531

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $5,297,946. This was collateralized by $39,943 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $5,325,018 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(34)	9/2020	USD	(5,253,340)	(58,275)

					(58,275)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$45,618,497	$—	$—	$45,618,497
Short-Term Investments
Investment Company	4,400,111	—	—	4,400,111
Repurchase Agreements	—	5,325,018	—	5,325,018

Total Assets	$50,018,608	$5,325,018	$—	$55,343,626

Liabilities:
Futures	$(58,275)	$—	$—	$(58,275)

Total Liabilities	$(58,275)	$—	$—	$(58,275)

Total	$49,960,333	$5,325,018	$—	$55,285,351

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(58,275	)*

Total		$(58,275)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(652,435)	$(652,435)

Total	$(652,435)	$(652,435)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(66,772)	$(66,772)

Total	$(66,772)	$(66,772)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $3,915,000 during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$37,681,407
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,153,495

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,104,001
Aggregate gross unrealized depreciation	(58,275)

Net unrealized appreciation	$2,045,726

Federal income tax cost of investments in securities and derivative instruments, if applicable	$53,239,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $47,884,071)	$50,018,608
Repurchase Agreements (Cost $5,325,018)	5,325,018
Cash	299,999
Due from broker for futures variation margin	1,179,890
Receivable for securities sold	131,903
Receivable for Portfolio shares sold	120,215
Due from Custodian	56,586
Dividends, interest and other receivables	37,345
Securities lending income receivable	1,921
Other assets	3,566

Total assets	57,175,051

LIABILITIES
Payable for return of collateral on securities loaned	5,325,018
Payable for securities purchased	963,200
Investment management fees payable	22,635
Distribution fees payable – Class IB	7,718
Administrative fees payable	5,011
Payable for Portfolio shares redeemed	26
Accrued expenses	27,912

Total liabilities	6,351,520

NET ASSETS	$50,823,531

Net assets were comprised of:
Paid in capital	$50,958,214
Total distributable earnings (loss)	(134,683)

Net assets	$50,823,531

Class IB
Net asset value, offering and redemption price per share, $40,301,172 / 3,861,110 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.44

Class K
Net asset value, offering and redemption price per share, $10,522,359 / 1,006,793 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.45

(x)	Includes value of securities on loan of $5,297,946.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$420,302
Interest	149
Securities lending (net)	2,603

Total income	423,054

EXPENSES
Investment management fees	162,987
Distribution fees – Class IB	37,879
Administrative fees	25,165
Professional fees	24,432
Printing and mailing expenses	11,040
Custodian fees	3,529
Offering costs	1,570
Trustees’ fees	594
Miscellaneous	77

Gross expenses	267,273
Less: Waiver from investment manager	(51,702)

Net expenses	215,571

NET INVESTMENT INCOME (LOSS)	207,483

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,773,131)
Futures contracts	(652,435)

Net realized gain (loss)	(2,425,566)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(7,765)
Futures contracts	(66,772)

Net change in unrealized appreciation (depreciation)	(74,537)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,500,103)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,292,620)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	February 1, 2019* to December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$207,483	$376,058
Net realized gain (loss)	(2,425,566)	126,461
Net change in unrealized appreciation (depreciation)	(74,537)	2,150,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,292,620)	2,653,318

Distributions to shareholders:
Class IB	—	(327,403)
Class K	—	(185,922)

Total distributions to shareholders	—	(513,325)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,760,426 and 2,191,726 shares, respectively]	18,261,521	23,543,364
Capital shares issued in reinvestment of dividends and distributions [0 and 29,571 shares, respectively]	—	327,403
Capital shares repurchased [(64,468) and (56,145) shares, respectively]	(624,820)	(617,232)

Total Class IB transactions	17,636,701	23,253,535

Class K
Capital shares sold [0 and 990,000 shares, respectively]	—	9,900,000
Capital shares issued in reinvestment of dividends and distributions [0 and 16,793 shares, respectively]	—	185,922

Total Class K transactions	—	10,085,922

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,636,701	33,339,457

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,344,081	35,479,450
NET ASSETS:
Beginning of period	35,479,450	—

End of period	$50,823,531	$35,479,450

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.19		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.20
Net realized and unrealized gain (loss)	(0.80)		1.16

Total from investment operations	(0.75)		1.36

Less distributions:
Dividends from net investment income	—		(0.12)
Distributions from net realized gains	—		(0.05)

Total dividends and distributions	—		(0.17)

Net asset value, end of period	$10.44		$11.19

Total return (b)	(6.70)%		13.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,301		$24,218
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.13	%(j)
Before waivers (a)(f)	1.38%		1.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.99%		2.04	%(l)
Before waivers (a)(f)	0.74%		1.44	%(l)
Portfolio turnover rate^	70	%(z)	40	%(z)

Class K	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.19		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.20
Net realized and unrealized gain (loss)	(0.80)		1.18

Total from investment operations	(0.74)		1.38

Less distributions:
Dividends from net investment income	—		(0.14)
Distributions from net realized gains	—		(0.05)

Total dividends and distributions	—		(0.19)

Net asset value, end of period	$10.45		$11.19

Total return (b)	(6.61)%		13.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,522		$11,262
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	1.13%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.10%		2.04	%(l)
Before waivers (a)(f)	0.84%		1.33	%(l)
Portfolio turnover rate^	70	%(z)	40	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	17.6%
Health Care	13.4
Financials	11.3
Information Technology	10.5
Communication Services	6.4
Consumer Staples	4.6
Investment Company	4.5
Consumer Discretionary	4.3
Energy	4.1
Industrials	3.7
Utilities	3.7
Materials	2.2
Mortgage-Backed Securities	1.8
Real Estate	1.5
Supranational	0.6
U.S. Government Agency Securities	0.6
Foreign Government Securities	0.5
Repurchase Agreements	0.4
Municipal Bonds	0.0
Cash and Other	8.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$947.46	$5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class IB
Actual	1,000.00	947.46	5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class K†
Actual	1,000.00	944.70	3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.90	4.01

†  Class K ceased operations after the close of business on May 31, 2020.

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 for Class IA and Class IB and hypothetical example (to reflect the one-half year period) and multiplied by 152/366 for Class K (to reflect the actual number of days the Class was in operation in the period).

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Industrials (0.1%)
Airlines (0.1%)
Southwest Airlines Co. 1.250%, 5/1/25	$500,000	$600,515

Total Industrials		600,515

Total Convertible Bond		600,515

Corporate Bonds (23.1%)
Communication Services (3.0%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc. 3.000%, 2/15/22	100,000	104,133
3.800%, 3/15/22	100,000	105,386
4.450%, 4/1/24	150,000	168,767
3.950%, 1/15/25	100,000	111,957
3.400%, 5/15/25	250,000	274,455
4.350%, 3/1/29	150,000	173,652
CCO Holdings LLC 5.500%, 5/1/26§	900,000	931,500
Telefonica Emisiones SA 4.570%, 4/27/23	150,000	164,495
Verizon Communications, Inc. 3.376%, 2/15/25	249,000	276,886
4.125%, 3/16/27	250,000	292,514

		2,603,745

Entertainment (0.3%)
Netflix, Inc. 4.375%, 11/15/26	1,000,000	1,039,790
4.875%, 4/15/28	500,000	534,635
Walt Disney Co. (The) 3.000%, 9/15/22	150,000	157,705
3.350%, 3/24/25	50,000	55,343
2.000%, 9/1/29	50,000	50,643
3.800%, 3/22/30	100,000	115,379

		1,953,495

Media (1.3%)
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	114,238
Comcast Corp. 3.300%, 2/1/27	150,000	168,994
4.150%, 10/15/28	150,000	179,827
Diamond Sports Group LLC 5.375%, 8/15/26§	750,000	542,625
Discovery Communications LLC 2.950%, 3/20/23	132,000	137,909
3.900%, 11/15/24	150,000	164,156
DISH DBS Corp. 5.000%, 3/15/23	4,000,000	3,990,400
Fox Corp. 4.709%, 1/25/29	50,000	60,056
Interpublic Group of Cos., Inc. (The) 4.200%, 4/15/24	150,000	163,872
Omnicom Group, Inc. 3.600%, 4/15/26	150,000	168,132
Time Warner Cable LLC 4.000%, 9/1/21	100,000	102,284
Univision Communications, Inc. 5.125%, 5/15/23§	2,000,000	2,018,200
6.625%, 6/1/27§	1,000,000	955,000
WPP Finance 2010 3.750%, 9/19/24	100,000	108,096

		8,873,789

Wireless Telecommunication Services (1.0%)
Sprint Communications, Inc. 7.000%, 8/15/20	1,000,000	1,003,750
11.500%, 11/15/21	2,500,000	2,759,375
Sprint Corp. 7.875%, 9/15/23	1,200,000	1,353,000
7.625%, 3/1/26	1,000,000	1,180,000
T-Mobile USA, Inc. 3.875%, 4/15/30§	200,000	222,592

		6,518,717

Total Communication Services		19,949,746

Consumer Discretionary (1.0%)
Auto Components (0.0%)
Aptiv Corp. 4.150%, 3/15/24	75,000	81,217
Lear Corp. 4.250%, 5/15/29	50,000	51,066

		132,283

Automobiles (0.2%)
General Motors Co. 6.125%, 10/1/25	200,000	224,722
5.150%, 4/1/38	1,000,000	976,060

		1,200,782

Hotels, Restaurants & Leisure (0.6%)
Golden Nugget, Inc. 6.750%, 10/15/24§	300,000	214,875
Hyatt Hotels Corp. 5.750%, 4/23/30	50,000	54,962
Las Vegas Sands Corp. 3.900%, 8/8/29	50,000	49,319
Marriott International, Inc. 4.625%, 6/15/30	50,000	51,685
McDonald’s Corp. 3.700%, 1/30/26	200,000	226,939
Starbucks Corp. 4.000%, 11/15/28	100,000	116,569
Vail Resorts, Inc. 6.250%, 5/15/25§	1,000,000	1,046,250
Wynn Las Vegas LLC 5.500%, 3/1/25§	2,000,000	1,840,000

		3,600,599

Household Durables (0.0%)
Leggett & Platt, Inc. 4.400%, 3/15/29	50,000	52,652

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd. 3.600%, 11/28/24	200,000	217,518
Amazon.com, Inc. 1.500%, 6/3/30	50,000	50,643

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
eBay, Inc. 2.600%, 7/15/22	$100,000	$103,373
2.700%, 3/11/30	50,000	52,925
Expedia Group, Inc. 3.250%, 2/15/30	75,000	69,937

		494,396

Leisure Products (0.0%)
Hasbro, Inc. 3.900%, 11/19/29	50,000	52,056

Multiline Retail (0.0%)
Nordstrom, Inc. 4.375%, 4/1/30	50,000	39,243
Target Corp. 2.250%, 4/15/25	100,000	106,736

		145,979

Specialty Retail (0.1%)
Home Depot, Inc. (The) 2.800%, 9/14/27	150,000	166,621
2.700%, 4/15/30	50,000	54,888
Lowe’s Cos., Inc. 3.100%, 5/3/27	200,000	221,512
TJX Cos., Inc. (The) 3.875%, 4/15/30	100,000	117,526

		560,547

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc. 2.850%, 3/27/30	100,000	111,305

Total Consumer Discretionary		6,350,599

Consumer Staples (1.3%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	150,000	180,219
Coca-Cola Co. (The) 3.200%, 11/1/23	100,000	108,722
3.450%, 3/25/30	100,000	116,954
Constellation Brands, Inc. 3.700%, 12/6/26	150,000	167,691
Keurig Dr Pepper, Inc. 4.597%, 5/25/28	100,000	119,934
PepsiCo, Inc. 2.750%, 3/5/22	150,000	155,685
3.600%, 3/1/24	250,000	274,540

		1,123,745

Food & Staples Retailing (0.1%)
Kroger Co. (The) 2.950%, 11/1/21	150,000	153,853
Sysco Corp. 5.950%, 4/1/30	50,000	62,662
Walgreen Co. 3.100%, 9/15/22	150,000	156,853
Walmart, Inc. 3.300%, 4/22/24	100,000	109,471

		482,839

Food Products (0.5%)
Campbell Soup Co. 4.150%, 3/15/28	75,000	86,881
Conagra Brands, Inc. 4.850%, 11/1/28	75,000	90,038
General Mills, Inc. 4.200%, 4/17/28	100,000	117,280
J M Smucker Co. (The) 3.000%, 3/15/22	180,000	186,667
Kellogg Co. 3.250%, 4/1/26	150,000	165,862
Kraft Heinz Foods Co. 4.625%, 1/30/29	1,200,000	1,298,367
Mead Johnson Nutrition Co. 4.125%, 11/15/25	100,000	115,837
Mondelez International, Inc. 1.500%, 5/4/25	60,000	61,072
Post Holdings, Inc. 5.000%, 8/15/26§	1,000,000	1,003,450
Tyson Foods, Inc. 4.500%, 6/15/22	100,000	105,448
Unilever Capital Corp. 2.000%, 7/28/26	150,000	158,674

		3,389,576

Household Products (0.0%)
Clorox Co. (The) 3.050%, 9/15/22	150,000	157,497
3.500%, 12/15/24	100,000	110,923
Procter & Gamble Co. (The) 2.450%, 11/3/26	150,000	164,358

		432,778

Tobacco (0.5%)
Altria Group, Inc. 2.850%, 8/9/22	200,000	208,370
4.000%, 1/31/24	100,000	109,893
4.800%, 2/14/29	75,000	86,927
BAT Capital Corp. 3.222%, 8/15/24	250,000	266,845
3.557%, 8/15/27	2,000,000	2,166,915
Philip Morris International, Inc. 2.500%, 8/22/22	100,000	103,692
3.600%, 11/15/23	50,000	54,723
Reynolds American, Inc. 4.450%, 6/12/25	150,000	168,995

		3,166,360

Total Consumer Staples		8,595,298

Energy (1.6%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC 3.337%, 12/15/27	90,000	96,027
Halliburton Co. 3.250%, 11/15/21	100,000	102,564
3.800%, 11/15/25	15,000	16,243
National Oilwell Varco, Inc. 2.600%, 12/1/22	43,000	43,273
Weatherford International Ltd. 11.000%, 12/1/24§	1,469,000	1,024,628

		1,282,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (1.4%)
Boardwalk Pipelines LP 4.800%, 5/3/29	$75,000	$79,989
BP Capital Markets America, Inc. 4.234%, 11/6/28	150,000	174,480
BP Capital Markets plc 3.535%, 11/4/24	150,000	164,650
Calumet Specialty Products Partners LP 7.625%, 1/15/22	2,000,000	1,920,000
11.000%, 4/15/25§	1,000,000	960,000
Canadian Natural Resources Ltd. 2.950%, 1/15/23	100,000	103,233
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	50,000	54,829
3.700%, 11/15/29§	50,000	51,121
Chevron Corp. 2.954%, 5/16/26	100,000	110,773
Concho Resources, Inc. 4.300%, 8/15/28	50,000	54,603
ConocoPhillips Co. 6.950%, 4/15/29	50,000	69,693
Diamondback Energy, Inc. 3.500%, 12/1/29	50,000	48,336
Ecopetrol SA 5.375%, 6/26/26	50,000	52,565
Enbridge, Inc. 3.700%, 7/15/27	150,000	164,571
Energy Transfer Operating LP 3.600%, 2/1/23	100,000	104,122
3.750%, 5/15/30	50,000	49,623
Enterprise Products Operating LLC 4.150%, 10/16/28	150,000	171,535
EOG Resources, Inc. 4.150%, 1/15/26	75,000	86,265
Equinor ASA 2.750%, 11/10/21	150,000	154,341
3.125%, 4/6/30	100,000	110,658
Exxon Mobil Corp. 2.019%, 8/16/24	250,000	260,912
2.992%, 3/19/25	50,000	54,365
3.294%, 3/19/27	50,000	55,782
HighPoint Operating Corp. 7.000%, 10/15/22	500,000	125,000
8.750%, 6/15/25	3,500,000	840,000
Husky Energy, Inc. 4.000%, 4/15/24	50,000	51,281
Kinder Morgan Energy Partners LP 4.300%, 5/1/24	150,000	165,140
Kinder Morgan, Inc. 4.300%, 3/1/28	50,000	56,793
7.750%, 1/15/32	900,000	1,259,084
Marathon Oil Corp. 2.800%, 11/1/22	100,000	99,656
Marathon Petroleum Corp. 3.625%, 9/15/24	150,000	160,295
MPLX LP 4.875%, 6/1/25	100,000	111,390
Occidental Petroleum Corp. 8.000%, 7/15/25	500,000	501,875
ONEOK, Inc. 4.000%, 7/13/27	100,000	101,246
Plains All American Pipeline LP 3.850%, 10/15/23	100,000	103,725
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	250,000	286,709
Sunoco Logistics Partners Operations LP 4.250%, 4/1/24	150,000	160,168
Total Capital International SA 2.700%, 1/25/23	100,000	105,289
3.455%, 2/19/29	50,000	57,007
TransCanada PipeLines Ltd. 4.875%, 1/15/26	120,000	141,879
4.250%, 5/15/28	50,000	57,283
Williams Cos., Inc. (The) 4.300%, 3/4/24	150,000	164,065
3.750%, 6/15/27	75,000	79,894

		9,684,225

Total Energy		10,966,960

Financials (5.5%)
Banks (3.6%)
Bank of America Corp. 3.300%, 1/11/23	150,000	159,732
4.125%, 1/22/24	100,000	110,794
4.000%, 1/22/25	250,000	276,226
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26 (k)	250,000	273,021
3.500%, 4/19/26	200,000	225,195
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	100,000	112,807
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	2,112,000	2,352,071
Series AA
(ICE LIBOR USD 3 Month + 3.90%), 6.100%, 3/17/25 (k)(y)	1,000,000	1,058,750
Series L
4.183%, 11/25/27	250,000	285,415
Series U
(ICE LIBOR USD 3 Month + 3.14%), 5.200%, 6/1/23 (k)(y)	300,000	288,000
Series X
(ICE LIBOR USD 3 Month + 3.71%), 6.250%, 9/5/24 (k)(y)	500,000	515,975
Bank of Montreal 2.350%, 9/11/22	150,000	155,983
Bank of Nova Scotia (The) 2.700%, 3/7/22	200,000	207,610
4.500%, 12/16/25	100,000	112,931
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	200,000	215,876
4.375%, 1/12/26	200,000	225,345
BNP Paribas SA 4.250%, 10/15/24	200,000	218,413
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25 (k)	250,000	269,768
3.400%, 5/1/26	200,000	221,002
4.450%, 9/29/27	250,000	284,132
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28 (k)	150,000	168,604
4.125%, 7/25/28	2,000,000	2,249,673
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28 (k)	100,000	110,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Comerica, Inc. 4.000%, 2/1/29	$25,000	$28,117
Cooperatieve Rabobank UA 3.875%, 2/8/22	75,000	78,997
Discover Bank 3.200%, 8/9/21	250,000	254,379
Fifth Third Bank NA 3.850%, 3/15/26	200,000	222,043
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23 (k)	200,000	206,757
4.250%, 3/14/24	200,000	214,530
4.300%, 3/8/26	250,000	281,776
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26 (k)	1,500,000	1,665,042
Huntington Bancshares, Inc. 2.625%, 8/6/24	200,000	211,549
JPMorgan Chase & Co. 3.250%, 9/23/22	100,000	105,624
3.625%, 5/13/24	250,000	275,279
3.125%, 1/23/25	150,000	162,896
(SOFR + 1.59%), 2.005%, 3/13/26 (k)	200,000	207,165
(SOFR + 1.85%), 2.083%, 4/22/26 (k)	100,000	103,863
2.950%, 10/1/26	250,000	273,901
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29 (k)	100,000	116,223
(SOFR + 1.51%), 2.739%, 10/15/30 (k)	200,000	213,869
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	100,000	105,587
Series Q
(ICE LIBOR USD 3 Month + 3.25%), 5.150%, 5/1/23 (k)(y)	1,800,000	1,746,000
KeyBank NA 1.250%, 3/10/23	250,000	252,610
KeyCorp 2.550%, 10/1/29	100,000	102,899
Kreditanstalt fuer Wiederaufbau 2.625%, 1/25/22	300,000	311,037
2.125%, 1/17/23	250,000	261,709
2.875%, 4/3/28	250,000	290,970
Landwirtschaftliche Rentenbank
Series 36 2.000%, 12/6/21	250,000	255,953
Lloyds Banking Group plc 3.900%, 3/12/24	200,000	218,516
Mitsubishi UFJ Financial Group, Inc. 3.535%, 7/26/21	100,000	103,138
2.801%, 7/18/24	200,000	211,763
3.850%, 3/1/26	200,000	227,387
4.050%, 9/11/28	100,000	115,468
Mizuho Financial Group, Inc. 3.170%, 9/11/27 (x)	250,000	267,093
MUFG Americas Holdings Corp. 3.000%, 2/10/25	40,000	42,924
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24‡	250,000	275,090
2.550%, 1/22/30	100,000	107,390
Royal Bank of Canada 2.250%, 11/1/24	250,000	263,597
Royal Bank of Scotland Group plc 3.875%, 9/12/23	200,000	215,237
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29 (k)	200,000	234,435
Santander Holdings USA, Inc. 3.700%, 3/28/22	200,000	205,831
Sumitomo Mitsui Financial Group, Inc. 3.102%, 1/17/23	250,000	263,813
2.696%, 7/16/24	250,000	263,958
Truist Financial Corp. 2.200%, 3/16/23	250,000	259,636
US Bancorp 2.950%, 7/15/22	150,000	157,394
3.375%, 2/5/24	100,000	109,367
Series V 2.375%, 7/22/26	150,000	162,209
Wells Fargo & Co. 3.069%, 1/24/23	250,000	259,286
4.125%, 8/15/23	100,000	108,769
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25 (k)	250,000	259,481
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26 (k)	250,000	257,953
3.000%, 10/23/26	150,000	163,186
4.150%, 1/24/29	150,000	174,719
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31 (k)	100,000	104,664
Series S
(ICE LIBOR USD 3 Month + 3.11%), 5.900%, 6/15/24 (k)(y)	900,000	887,632
Westpac Banking Corp. 3.300%, 2/26/24	250,000	271,671
2.700%, 8/19/26	100,000	108,583

		24,347,143

Capital Markets (1.0%)
Bank of New York Mellon Corp. (The) 3.550%, 9/23/21	100,000	103,408
2.200%, 8/16/23	250,000	261,608
2.800%, 5/4/26	200,000	221,898
Brookfield Finance, Inc. 4.250%, 6/2/26	100,000	113,035
Charles Schwab Corp. (The) 4.000%, 2/1/29	100,000	118,160
Credit Suisse AG 3.625%, 9/9/24	250,000	275,087
Deutsche Bank AG 3.700%, 5/30/24	250,000	260,577
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	250,000	269,706
3.625%, 1/22/23	150,000	160,284
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	1,700,000	1,830,020
4.250%, 10/21/25	200,000	224,692
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	250,000	289,430
Intercontinental Exchange, Inc. 4.000%, 10/15/23	100,000	110,687
Invesco Finance plc 3.750%, 1/15/26	100,000	109,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Moody’s Corp. 4.500%, 9/1/22	$50,000	$53,601
Morgan Stanley 4.875%, 11/1/22	100,000	108,564
3.125%, 1/23/23	100,000	105,889
3.750%, 2/25/23	100,000	107,692
4.100%, 5/22/23	100,000	107,848
(SOFR + 1.99%), 2.188%, 4/28/26 (k)	100,000	103,767
3.125%, 7/27/26	150,000	165,032
4.350%, 9/8/26	100,000	114,812
3.625%, 1/20/27	100,000	111,991
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	100,000	112,342
Series F 3.875%, 4/29/24	100,000	110,361
Nasdaq, Inc. 3.850%, 6/30/26	150,000	169,245
Nomura Holdings, Inc. 2.648%, 1/16/25	200,000	208,412
State Street Corp. 3.300%, 12/16/24	95,000	105,609
TD Ameritrade Holding Corp. 2.950%, 4/1/22	250,000	259,975

		6,293,066

Consumer Finance (0.6%)
AerCap Ireland Capital DAC 3.300%, 1/23/23	250,000	243,504
American Express Co. 2.650%, 12/2/22	212,000	221,769
3.625%, 12/5/24	150,000	165,923
American Honda Finance Corp. 2.200%, 6/27/22	250,000	256,718
Capital One Financial Corp. 3.500%, 6/15/23 (x)	200,000	214,335
4.200%, 10/29/25	1,500,000	1,667,272
3.750%, 7/28/26	50,000	54,302
3.800%, 1/31/28	100,000	110,760
Caterpillar Financial Services Corp. 2.150%, 11/8/24	100,000	105,624
Discover Financial Services 3.850%, 11/21/22	100,000	105,500
General Motors Financial Co., Inc. 4.000%, 1/15/25	150,000	155,819
5.250%, 3/1/26	150,000	162,996
4.350%, 1/17/27	100,000	103,380
John Deere Capital Corp. 1.750%, 3/9/27	100,000	104,002
Synchrony Financial 3.750%, 8/15/21	75,000	76,299
4.250%, 8/15/24	100,000	105,292
Toyota Motor Credit Corp. 2.150%, 9/8/22	150,000	154,506
3.000%, 4/1/25	200,000	215,723

		4,223,724

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc. 2.750%, 3/15/23	95,000	100,412
Jefferies Financial Group, Inc. 5.500%, 10/18/23	100,000	108,259
National Rural Utilities Cooperative Finance Corp. 3.400%, 2/7/28	150,000	168,305
Shell International Finance BV 3.400%, 8/12/23	100,000	108,056
2.375%, 11/7/29	100,000	104,698

		589,730

Insurance (0.2%)
Aflac, Inc. 3.250%, 3/17/25	50,000	55,208
Allstate Corp. (The) 3.150%, 6/15/23	100,000	107,138
American International Group, Inc. 3.900%, 4/1/26	100,000	113,211
4.250%, 3/15/29	50,000	56,966
Aon plc 3.875%, 12/15/25	150,000	171,174
Athene Holding Ltd. 4.125%, 1/12/28	50,000	51,677
CNO Financial Group, Inc. 5.250%, 5/30/29	50,000	53,562
Loews Corp. 3.750%, 4/1/26	50,000	55,669
Marsh & McLennan Cos., Inc. 3.500%, 6/3/24	150,000	164,217
MetLife, Inc. 3.600%, 4/10/24	100,000	110,356
Progressive Corp. (The) 3.750%, 8/23/21	50,000	51,632
Prudential Financial, Inc. 3.878%, 3/27/28	50,000	57,089
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48 (k)	50,000	55,000
Reinsurance Group of America, Inc. 4.700%, 9/15/23	100,000	110,511

		1,213,410

Total Financials		36,667,073

Health Care (6.6%)
Biotechnology (0.4%)
AbbVie, Inc. 3.250%, 10/1/22§	150,000	157,830
3.800%, 3/15/25§	1,400,000	1,554,392
3.600%, 5/14/25	185,000	204,329
2.950%, 11/21/26§	100,000	108,052
Amgen, Inc. 2.700%, 5/1/22	110,000	114,090
3.625%, 5/22/24	250,000	273,478
Biogen, Inc. 3.625%, 9/15/22	100,000	106,086
4.050%, 9/15/25	40,000	45,894
Gilead Sciences, Inc. 4.400%, 12/1/21	100,000	104,583
3.250%, 9/1/22	40,000	42,314
3.700%, 4/1/24	100,000	110,656
3.650%, 3/1/26	100,000	114,887

		2,936,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.2%)
Abbott Laboratories 2.550%, 3/15/22	$175,000	$181,393
Becton Dickinson and Co. 3.734%, 12/15/24	25,000	27,582
3.700%, 6/6/27	98,000	109,171
Boston Scientific Corp. 3.850%, 5/15/25	77,000	86,157
Medtronic, Inc. 3.150%, 3/15/22	80,000	83,803
3.500%, 3/15/25	109,000	122,120
Stryker Corp. 3.375%, 5/15/24	150,000	163,263
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	200,000	207,459

		980,948

Health Care Providers & Services (4.5%)
Aetna, Inc. 2.750%, 11/15/22	150,000	156,104
3.500%, 11/15/24	150,000	163,225
AmerisourceBergen Corp. 3.400%, 5/15/24	150,000	163,190
Anthem, Inc. 2.875%, 9/15/29	50,000	54,133
2.250%, 5/15/30	70,000	71,854
Cigna Corp. 3.750%, 7/15/23	1,000,000	1,083,680
4.375%, 10/15/28	150,000	177,166
Community Health Systems, Inc. 8.000%, 3/15/26§	13,900,000	13,138,280
CVS Health Corp. 4.100%, 3/25/25	250,000	282,161
4.300%, 3/25/28	1,100,000	1,284,368
3.750%, 4/1/30	150,000	171,831
DaVita, Inc. 5.125%, 7/15/24	2,000,000	2,035,000
HCA, Inc. 5.875%, 5/1/23	1,500,000	1,616,250
4.125%, 6/15/29	50,000	55,261
Humana, Inc. 3.125%, 8/15/29	100,000	107,817
Laboratory Corp. of America Holdings 3.200%, 2/1/22	75,000	77,795
McKesson Corp. 3.796%, 3/15/24	100,000	110,611
Tenet Healthcare Corp. 8.125%, 4/1/22	5,000,000	5,235,000
5.125%, 5/1/25	4,000,000	3,860,840
UnitedHealth Group, Inc. 2.875%, 12/15/21	65,000	67,218
3.350%, 7/15/22	250,000	264,138
3.750%, 7/15/25	50,000	57,045
2.875%, 8/15/29	100,000	111,728

		30,344,695

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc. 3.875%, 7/15/23	100,000	108,902
Thermo Fisher Scientific, Inc. 4.497%, 3/25/30	100,000	123,013

		231,915

Pharmaceuticals (1.5%)
AstraZeneca plc 3.375%, 11/16/25	200,000	223,613
Bausch Health Cos., Inc. 7.000%, 3/15/24§	900,000	933,750
5.500%, 11/1/25§	3,000,000	3,075,000
Bristol-Myers Squibb Co. 3.400%, 7/26/29§	150,000	172,722
Endo Dac 9.500%, 7/31/27 (x)§	343,000	362,791
6.000%, 6/30/28 (x)§	525,000	338,625
GlaxoSmithKline Capital, Inc. 2.800%, 3/18/23	100,000	105,718
3.875%, 5/15/28	50,000	58,515
Johnson & Johnson 2.450%, 12/5/21	150,000	154,337
2.050%, 3/1/23 (x)	35,000	36,589
3.375%, 12/5/23	100,000	110,336
Merck & Co., Inc. 2.350%, 2/10/22	45,000	46,361
2.400%, 9/15/22	150,000	156,149
Mylan NV 3.950%, 6/15/26	1,100,000	1,227,598
Novartis Capital Corp. 3.400%, 5/6/24	100,000	110,015
Par Pharmaceutical, Inc. 7.500%, 4/1/27 (x)§	2,128,000	2,175,880
Pfizer, Inc. 3.400%, 5/15/24	100,000	110,961
3.000%, 12/15/26	150,000	168,564
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	215,000	238,814
Zoetis, Inc. 3.250%, 2/1/23	150,000	159,266

		9,965,604

Total Health Care		44,459,753

Industrials (1.4%)
Aerospace & Defense (0.5%)
Boeing Co. (The) 3.200%, 3/1/29	100,000	99,254
5.150%, 5/1/30	100,000	111,454
General Dynamics Corp. 3.750%, 5/15/28	150,000	175,423
Howmet Aerospace, Inc. 5.125%, 10/1/24	100,000	103,211
L3Harris Technologies, Inc. 4.400%, 6/15/28	100,000	118,598
Lockheed Martin Corp. 3.550%, 1/15/26	150,000	172,109
Northrop Grumman Corp. 3.250%, 1/15/28	150,000	166,738
Precision Castparts Corp. 2.500%, 1/15/23	75,000	78,613
Raytheon Technologies Corp. 3.950%, 8/16/25	1,750,000	1,996,133
4.125%, 11/16/28	150,000	175,928
Textron, Inc. 4.300%, 3/1/24	100,000	107,739

		3,305,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Air Freight & Logistics (0.0%)
FedEx Corp. 3.400%, 2/15/28	$150,000	$158,750
United Parcel Service, Inc. 3.400%, 3/15/29	100,000	114,992

		273,742

Airlines (0.0%)
Southwest Airlines Co. 2.625%, 2/10/30	50,000	44,908

Building Products (0.0%)
Carrier Global Corp. 2.493%, 2/15/27§	100,000	102,866
Masco Corp. 4.450%, 4/1/25	100,000	113,057

		215,923

Commercial Services & Supplies (0.0%)
Republic Services, Inc. 5.250%, 11/15/21	100,000	106,200
Waste Management, Inc. 3.450%, 6/15/29	50,000	51,000

		157,200

Electrical Equipment (0.0%)
ABB Finance USA, Inc. 2.875%, 5/8/22	150,000	155,667

Industrial Conglomerates (0.2%)
3M Co. 3.375%, 3/1/29	100,000	115,216
General Electric Co. 3.150%, 9/7/22	100,000	104,080
3.100%, 1/9/23	150,000	156,427
3.625%, 5/1/30	100,000	99,192
Honeywell International, Inc. 1.850%, 11/1/21	250,000	254,393
Roper Technologies, Inc. 3.125%, 11/15/22	100,000	104,720
Trane Technologies Luxembourg Finance SA
3.800%, 3/21/29	100,000	112,692

		946,720

Machinery (0.1%)
Caterpillar, Inc. 2.600%, 6/26/22	100,000	103,710
Deere & Co. 2.600%, 6/8/22	100,000	103,715
Flowserve Corp. 4.000%, 11/15/23	100,000	100,926
Otis Worldwide Corp. 2.293%, 4/5/27§	100,000	105,684
Parker-Hannifin Corp. 3.250%, 6/14/29	50,000	54,917
Stanley Black & Decker, Inc. 2.900%, 11/1/22	100,000	105,462
Westinghouse Air Brake Technologies Corp.
4.950%, 9/15/28 (e)	75,000	83,577

		657,991

Road & Rail (0.3%)
Ashtead Capital, Inc. 4.250%, 11/1/29§	1,250,000	1,247,840
Burlington Northern Santa Fe LLC 3.750%, 4/1/24	25,000	27,564
CSX Corp. 3.350%, 11/1/25	250,000	276,837
Norfolk Southern Corp. 2.550%, 11/1/29	50,000	53,269
Ryder System, Inc. 2.900%, 12/1/26	45,000	46,493
Union Pacific Corp. 3.700%, 3/1/29	100,000	116,316

		1,768,319

Trading Companies & Distributors (0.3%)
Air Lease Corp. 3.250%, 3/1/25	150,000	149,757
3.000%, 2/1/30	50,000	46,365
Aircastle Ltd. 4.125%, 5/1/24	100,000	93,713
United Rentals North America, Inc. 4.875%, 1/15/28	750,000	768,750
WESCO Distribution, Inc. 7.125%, 6/15/25§	900,000	947,250

		2,005,835

Total Industrials		9,531,505

Information Technology (0.8%)
Communications Equipment (0.0%)
Cisco Systems, Inc. 3.625%, 3/4/24	150,000	166,673
Motorola Solutions, Inc. 4.600%, 5/23/29	50,000	57,884

		224,557

Electronic Equipment, Instruments & Components (0.0%)
Flex Ltd. 4.875%, 6/15/29	50,000	55,159

IT Services (0.2%)
Broadridge Financial Solutions, Inc. 3.400%, 6/27/26	55,000	60,905
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	106,969
Fiserv, Inc. 3.500%, 7/1/29	100,000	112,453
Global Payments, Inc. 3.200%, 8/15/29	100,000	107,134
IBM Credit LLC 3.000%, 2/6/23	250,000	265,043
International Business Machines Corp. 3.450%, 2/19/26	150,000	169,379
Mastercard, Inc. 3.350%, 3/26/30	200,000	230,871
PayPal Holdings, Inc. 2.850%, 10/1/29	100,000	108,070
Visa, Inc. 2.750%, 9/15/27	150,000	165,783

		1,326,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.2%)
Broadcom Corp. 3.875%, 1/15/27	$350,000	$376,816
Intel Corp. 2.700%, 12/15/22	150,000	158,824
3.900%, 3/25/30	150,000	181,756
Lam Research Corp. 3.800%, 3/15/25	60,000	67,874
1.900%, 6/15/30	30,000	30,584
Micron Technology, Inc. 5.327%, 2/6/29	50,000	60,005
NXP BV 4.300%, 6/18/29§	75,000	85,120
QUALCOMM, Inc. 2.600%, 1/30/23	250,000	262,269

		1,223,248

Software (0.2%)
Microsoft Corp. 2.650%, 11/3/22	110,000	115,579
2.000%, 8/8/23	135,000	141,299
3.300%, 2/6/27	250,000	285,046
Oracle Corp. 2.500%, 5/15/22	150,000	155,051
2.400%, 9/15/23	150,000	157,984
2.500%, 4/1/25	100,000	107,103
2.650%, 7/15/26	250,000	270,406
VMware, Inc. 2.950%, 8/21/22	150,000	154,920

		1,387,388

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc. 3.000%, 2/9/24	150,000	162,215
3.200%, 5/13/25	115,000	128,142
3.350%, 2/9/27	250,000	282,375
3.000%, 11/13/27	200,000	223,647
Dell International LLC 5.450%, 6/15/23§	200,000	218,762
6.020%, 6/15/26§	95,000	108,526
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (e)	150,000	173,161
HP, Inc. 3.400%, 6/17/30	50,000	51,359
Seagate HDD Cayman 4.750%, 6/1/23	26,000	27,508

		1,375,695

Total Information Technology		5,592,654

Materials (0.6%)
Chemicals (0.1%)
Dow Chemical Co. (The) 4.800%, 11/30/28	50,000	59,627
DuPont de Nemours, Inc. 4.725%, 11/15/28	150,000	180,505
Eastman Chemical Co. 3.600%, 8/15/22	100,000	104,266
LyondellBasell Industries NV 6.000%, 11/15/21	200,000	211,523
Nutrien Ltd. 3.150%, 10/1/22	50,000	52,430
3.375%, 3/15/25	150,000	163,100
PPG Industries, Inc. 2.800%, 8/15/29	50,000	53,171

		824,622

Containers & Packaging (0.3%)
International Paper Co. 3.650%, 6/15/24	150,000	164,888
Mauser Packaging Solutions Holding Co. 5.500%, 4/15/24§	500,000	490,469
7.250%, 4/15/25§	1,700,000	1,541,509
WRKCo., Inc. 3.900%, 6/1/28	150,000	165,649

		2,362,515

Metals & Mining (0.2%)
FMG Resources August 2006 Pty. Ltd. 5.125%, 5/15/24§	1,000,000	1,037,500

Total Materials		4,224,637

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT) 3.500%, 1/31/23	150,000	160,048
3.550%, 7/15/27	150,000	166,122
AvalonBay Communities, Inc. (REIT) 2.950%, 9/15/22	100,000	104,288
Boston Properties LP (REIT) 3.850%, 2/1/23	100,000	106,995
3.200%, 1/15/25	250,000	267,919
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	150,000	153,737
Crown Castle International Corp. (REIT) 4.450%, 2/15/26	250,000	288,137
EPR Properties (REIT) 3.750%, 8/15/29	50,000	43,382
Equinix, Inc. (REIT) 5.375%, 5/15/27	1,000,000	1,091,000
3.200%, 11/18/29	35,000	38,065
ERP Operating LP (REIT) 4.625%, 12/15/21	150,000	155,816
3.000%, 7/1/29	50,000	55,369
Essex Portfolio LP (REIT) 3.875%, 5/1/24	250,000	272,395
GLP Capital LP (REIT) 5.300%, 1/15/29	100,000	108,303
Healthpeak Properties, Inc. (REIT) 3.875%, 8/15/24	150,000	164,129
3.500%, 7/15/29	50,000	54,658
Iron Mountain, Inc. (REIT) 5.750%, 8/15/24	1,454,000	1,464,905
Omega Healthcare Investors, Inc. (REIT) 4.375%, 8/1/23	150,000	155,557
Realty Income Corp. (REIT) 3.250%, 10/15/22	150,000	157,597
Regency Centers LP (REIT) 2.950%, 9/15/29	50,000	50,730
Simon Property Group LP (REIT) 2.450%, 9/13/29	150,000	147,698
SITE Centers Corp. (REIT) 4.250%, 2/1/26	100,000	100,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Spirit Realty LP (REIT) 4.000%, 7/15/29	$50,000	$49,283
Ventas Realty LP (REIT) 3.000%, 1/15/30	100,000	99,140
Welltower, Inc. (REIT) 4.000%, 6/1/25	150,000	166,327
WP Carey, Inc. (REIT) 4.250%, 10/1/26	100,000	108,173

		5,730,629

Total Real Estate		5,730,629

Utilities (0.4%)
Electric Utilities (0.3%)
Arizona Public Service Co. 2.600%, 8/15/29	25,000	26,454
Cleco Corporate Holdings LLC 3.375%, 9/15/29§	25,000	25,765
Commonwealth Edison Co. 3.400%, 9/1/21	100,000	102,695
2.550%, 6/15/26	150,000	163,522
Connecticut Light and Power Co. (The) 2.500%, 1/15/23	150,000	156,914
Duke Energy Carolinas LLC 2.450%, 8/15/29	50,000	53,848
Duke Energy Corp. 3.150%, 8/15/27	200,000	222,602
Entergy Louisiana LLC 2.400%, 10/1/26	150,000	159,896
Evergy, Inc. 2.900%, 9/15/29	50,000	53,618
FirstEnergy Corp.
Series B 3.900%, 7/15/27	75,000	85,482
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	200,000	204,436
Northern States Power Co. 2.150%, 8/15/22	100,000	102,737
PPL Capital Funding, Inc. 4.200%, 6/15/22	75,000	79,655
Public Service Electric and Gas Co. 3.650%, 9/1/28	50,000	57,586
Southern California Edison Co. 2.850%, 8/1/29	50,000	53,077
Southern Co. (The) 3.250%, 7/1/26	250,000	277,779
Wisconsin Electric Power Co. 2.950%, 9/15/21	50,000	51,331
Xcel Energy, Inc. 4.000%, 6/15/28	25,000	29,337

		1,906,734

Gas Utilities (0.0%)
Dominion Energy Gas Holdings LLC 3.600%, 12/15/24	75,000	82,552

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	250,000	274,082
Consumers Energy Co. 2.850%, 5/15/22	50,000	52,181
3.375%, 8/15/23	100,000	107,936
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	100,000	110,066
DTE Energy Co.
Series C 3.400%, 6/15/29	75,000	81,122
NiSource, Inc. 2.950%, 9/1/29	50,000	54,651
San Diego Gas & Electric Co.
Series NNN 3.600%, 9/1/23	150,000	160,061

		840,099

Total Utilities		2,829,385

Total Corporate Bonds		154,898,239

Foreign Government Securities (0.5%)
Canada Government Bond 1.625%, 1/22/25	200,000	211,077
Italian Republic Government Bond 6.875%, 9/27/23	100,000	116,039
Japan Bank for International Cooperation
3.375%, 10/31/23	200,000	218,440
2.500%, 5/23/24	200,000	213,997
Province of Alberta 3.300%, 3/15/28	100,000	115,851
Province of Manitoba 2.125%, 6/22/26	100,000	107,376
Province of Ontario 2.450%, 6/29/22	150,000	156,115
2.000%, 10/2/29	100,000	107,424
Province of Quebec 2.875%, 10/16/24	100,000	109,718
1.500%, 2/11/25	200,000	208,025
Republic of Colombia 3.875%, 4/25/27	250,000	264,922
Republic of Indonesia 4.100%, 4/24/28	200,000	221,812
Republic of Korea 2.500%, 6/19/29	200,000	218,937
Republic of Panama 4.000%, 9/22/24	200,000	217,875
Republic of Philippines 10.625%, 3/16/25	150,000	209,906
Republic of Poland 5.000%, 3/23/22	150,000	160,688
4.000%, 1/22/24	100,000	110,932
United Mexican States 4.500%, 4/22/29	200,000	216,688

Total Foreign Government Securities		3,185,822

Mortgage-Backed Securities (1.8%)
FNMA UMBS 4.000%, 8/1/49	544,801	590,063
4.000%, 1/1/50	151,195	160,236
4.000%, 2/1/50	1,713,552	1,817,092
GNMA 4.000%, 11/20/49	1,245,540	1,319,044
4.000%, 12/20/49	676,444	718,107
3.500%, 1/20/50	1,159,848	1,226,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 1/20/50	$569,256	$605,207
3.500%, 6/20/50	5,020,000	5,344,124

Total Mortgage-Backed Securities		11,780,635

Municipal Bonds (0.0%)
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE 7.425%, 2/15/29	100,000	120,840
Oregon School Boards Association, Taxable-Pension-Series 2002B, NATL-RE 5.550%, 6/30/28	150,000	180,795
State of California Federally Taxable General Obligation Bonds Various Purpose 3.375%, 4/1/25	75,000	83,981

Total Municipal Bonds		385,616

Supranational (0.6%)
African Development Bank 0.750%, 4/3/23	200,000	200,933
Asian Development Bank 2.375%, 8/10/27	150,000	167,011
2.500%, 11/2/27	200,000	224,523
2.750%, 1/19/28	100,000	114,107
Council of Europe Development Bank 1.375%, 2/27/25	200,000	207,960
European Investment Bank 2.875%, 12/15/21	250,000	259,522
1.375%, 5/15/23	200,000	206,364
2.125%, 4/13/26	500,000	545,400
2.375%, 5/24/27	200,000	223,696
Inter-American Development Bank 3.000%, 10/4/23	250,000	271,352
2.375%, 7/7/27	150,000	166,972
2.250%, 6/18/29	100,000	111,911
International Bank for Reconstruction & Development
2.125%, 2/13/23 (x)	200,000	209,516
3.000%, 9/27/23	200,000	217,123
0.625%, 4/22/25	200,000	201,412
1.875%, 10/27/26	150,000	161,194
1.750%, 10/23/29	100,000	107,926
International Finance Corp. 1.125%, 7/20/21	250,000	251,977
Nordic Investment Bank 2.250%, 5/21/24	200,000	214,218

Total Supranational		4,063,117

U.S. Government Agency Securities (0.6%)
FFCB 2.850%, 9/20/21	945,000	974,847
FHLB 3.000%, 12/9/22	385,000	410,484
5.375%, 8/15/24	300,000	360,697
3.125%, 6/13/25	375,000	423,194
FHLMC 1.125%, 8/12/21	758,000	765,942
FNMA 2.625%, 1/11/22	325,000	337,052
2.375%, 1/19/23	125,000	131,986
2.625%, 9/6/24	500,000	546,957
0.500%, 6/17/25	100,000	100,060

Total U.S. Government Agency Securities		4,051,219

U.S. Treasury Obligations (17.6%)
U.S. Treasury Bonds 7.125%, 2/15/23	1,800,000	2,129,122
7.625%, 2/15/25	1,600,000	2,140,439
6.500%, 11/15/26	1,000,000	1,382,883
6.375%, 8/15/27	1,000,000	1,413,714
6.125%, 11/15/27	950,000	1,338,537
5.500%, 8/15/28	1,250,000	1,742,921
5.250%, 11/15/28	1,700,000	2,352,781
U.S. Treasury Notes 2.375%, 3/15/21	5,000,000	5,077,590
2.125%, 8/15/21	800,000	817,426
1.125%, 9/30/21	1,500,000	1,517,793
1.500%, 9/30/21	2,000,000	2,032,981
2.125%, 9/30/21	1,500,000	1,536,395
1.250%, 10/31/21	700,000	710,031
1.500%, 10/31/21	1,000,000	1,017,628
2.000%, 11/15/21	2,000,000	2,050,011
1.750%, 11/30/21	1,500,000	1,533,558
1.875%, 11/30/21	1,850,000	1,894,551
2.000%, 12/31/21	1,000,000	1,027,295
2.125%, 12/31/21	750,000	771,857
1.500%, 1/31/22	600,000	612,553
2.000%, 2/15/22	1,000,000	1,029,596
1.750%, 2/28/22	400,000	410,473
1.875%, 2/28/22	2,200,000	2,262,220
1.875%, 4/30/22	700,000	721,786
1.750%, 5/15/22	800,000	823,599
1.750%, 5/31/22	750,000	772,588
1.750%, 6/30/22	300,000	309,452
2.125%, 6/30/22	1,350,000	1,402,788
1.750%, 7/15/22	650,000	670,922
1.875%, 7/31/22	1,637,900	1,696,031
2.000%, 7/31/22	1,100,000	1,141,923
1.500%, 8/15/22	500,000	514,180
1.625%, 8/31/22	1,800,000	1,856,606
1.875%, 8/31/22	700,000	725,825
2.000%, 11/30/22	4,000,000	4,176,568
2.125%, 12/31/22	1,000,000	1,048,752
1.750%, 1/31/23	200,000	208,109
2.375%, 1/31/23	1,000,000	1,056,734
1.500%, 2/28/23	800,000	828,248
2.500%, 3/31/23	750,000	797,809
1.625%, 5/31/23	600,000	625,286
2.750%, 5/31/23	5,000,000	5,373,699
2.500%, 8/15/23	500,000	536,084
1.375%, 8/31/23	500,000	518,872
2.750%, 11/15/23	650,000	705,789
2.125%, 11/30/23	800,000	852,479
2.625%, 12/31/23	2,000,000	2,169,029
2.250%, 1/31/24	2,000,000	2,146,095
2.750%, 2/15/24	1,200,000	1,310,083
1.750%, 6/30/24	3,500,000	3,712,157
2.000%, 6/30/24	800,000	856,320
2.125%, 7/31/24	1,000,000	1,076,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 8/15/24	$2,500,000	$2,719,010
1.500%, 9/30/24	1,000,000	1,053,030
2.125%, 9/30/24	4,750,000	5,126,829
1.500%, 10/31/24	1,300,000	1,369,890
2.250%, 11/15/24	1,800,000	1,955,994
2.250%, 12/31/24	1,000,000	1,089,004
2.000%, 2/15/25	1,790,000	1,932,136
2.750%, 2/28/25	1,000,000	1,114,683
2.125%, 5/15/25	1,000,000	1,088,613
2.875%, 5/31/25	5,000,000	5,629,555
0.250%, 6/30/25	350,000	349,345
2.000%, 8/15/25	800,000	868,495
3.000%, 10/31/25	1,400,000	1,597,138
1.625%, 5/15/26	1,950,000	2,089,247
1.500%, 8/15/26	750,000	799,061
2.250%, 8/15/27	1,300,000	1,459,997
2.250%, 11/15/27	950,000	1,069,718
2.750%, 2/15/28	1,325,000	1,545,633
2.875%, 5/15/28	700,000	826,153
2.875%, 8/15/28	1,300,000	1,539,687
2.625%, 2/15/29	2,050,000	2,402,147
2.375%, 5/15/29	1,300,000	1,500,262
1.625%, 8/15/29	1,115,000	1,216,623
1.500%, 2/15/30	1,300,000	1,405,416
0.625%, 5/15/30	400,000	398,950

Total U.S. Treasury Obligations		117,583,426

Total Long-Term Debt Securities (44.3%) (Cost $283,860,500)		296,548,589

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Communication Services (0.1%)
Wireless Telecommunication Services (0.1%)
2020 Cash Mandatory Exchangeable Trust,
5.250% (r)(x)§	1,000	1,020,050

Total Communication Services		1,020,050

Information Technology (0.4%)
Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.,
Series A 8.000%	2,200	2,451,570

Total Information Technology		2,451,570

Utilities (0.2%)
Electric Utilities (0.2%)
NextEra Energy, Inc., 5.279%	25,000	1,061,250

Total Utilities		1,061,250

Total Convertible Preferred Stocks (0.7%) (Cost $4,244,510)		4,532,870

PREFERRED STOCK:
Financials (0.3%)
Banks (0.3%)
JPMorgan Chase & Co.,
Series EE 6.000% (x)	76,000	2,082,400

Total Preferred Stock (0.3%) (Cost $1,900,000)		2,082,400

COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	32,195	973,255
BCE, Inc. (x)	35,000	1,459,708
CenturyLink, Inc.	4,419	44,322
Verizon Communications, Inc.	118,675	6,542,553

		9,019,838

Entertainment (0.4%)
Activision Blizzard, Inc.	3,489	264,815
Electronic Arts, Inc.*	1,311	173,117
Live Nation Entertainment, Inc.*	636	28,194
Netflix, Inc.*	1,987	904,164
Take-Two Interactive Software, Inc.*	508	70,902
Walt Disney Co. (The)	8,156	909,476

		2,350,668

Interactive Media & Services (1.0%)
Alphabet, Inc., Class A*	1,351	1,915,785
Alphabet, Inc., Class C*	1,324	1,871,620
Facebook, Inc., Class A*	10,855	2,464,845
Twitter, Inc.*	3,568	106,291

		6,358,541

Media (0.6%)
Charter Communications, Inc., Class A*	681	347,337
Comcast Corp., Class A	90,557	3,529,912
Discovery, Inc., Class A (x)*	683	14,411
Discovery, Inc., Class C*	1,546	29,776
DISH Network Corp., Class A*	1,148	39,618
Fox Corp., Class A	1,565	41,973
Fox Corp., Class B	756	20,291
Interpublic Group of Cos., Inc. (The)	1,739	29,841
News Corp., Class A	1,717	20,363
News Corp., Class B	624	7,457
Omnicom Group, Inc.	961	52,471
ViacomCBS, Inc.	2,427	56,598

		4,190,048

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	2,484	258,709

Total Communication Services		22,177,804

Consumer Discretionary (3.3%)
Auto Components (0.0%)
Aptiv plc	1,149	89,530
BorgWarner, Inc.	920	32,476

		122,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Automobiles (0.4%)
Ford Motor Co.	17,814	$108,309
General Motors Co.	90,704	2,294,811

		2,403,120

Distributors (0.0%)
Genuine Parts Co.	646	56,176
LKQ Corp.*	1,374	35,999

		92,175

Diversified Consumer Services (0.0%)
H&R Block, Inc.	892	12,738

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp. (x)	2,107	34,597
Chipotle Mexican Grill, Inc.*	116	122,074
Darden Restaurants, Inc.	590	44,704
Domino’s Pizza, Inc.	173	63,913
Hilton Worldwide Holdings, Inc.	1,265	92,914
Las Vegas Sands Corp.	1,517	69,084
Marriott International, Inc., Class A	1,221	104,676
McDonald’s Corp.	3,368	621,295
MGM Resorts International	2,187	36,742
Norwegian Cruise Line Holdings Ltd. (x)*	1,121	18,418
Royal Caribbean Cruises Ltd.	775	38,983
Starbucks Corp.	5,294	389,585
Wynn Resorts Ltd.	440	32,776
Yum! Brands, Inc.	1,350	117,329

		1,787,090

Household Durables (0.1%)
DR Horton, Inc.	1,502	83,286
Garmin Ltd.	642	62,595
Leggett & Platt, Inc.	586	20,598
Lennar Corp., Class A	1,254	77,271
Mohawk Industries, Inc.*	264	26,865
Newell Brands, Inc.	1,701	27,012
NVR, Inc.*	16	52,140
PulteGroup, Inc.	1,147	39,032
Whirlpool Corp.	277	35,880

		424,679

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	1,892	5,219,687
Booking Holdings, Inc.*	185	294,583
eBay, Inc.	2,981	156,353
Expedia Group, Inc.	628	51,622

		5,722,245

Leisure Products (0.0%)
Hasbro, Inc.	570	42,721

Multiline Retail (0.7%)
Dollar General Corp.	1,144	217,943
Dollar Tree, Inc.*	1,061	98,334
Kohl’s Corp.	704	14,622
Target Corp.	37,249	4,467,273

		4,798,172

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	310	44,159
AutoZone, Inc.*	105	118,453
Best Buy Co., Inc.	1,025	89,452
CarMax, Inc.*	736	65,909
Gap, Inc. (The)	996	12,570
Home Depot, Inc. (The)	16,257	4,072,541
L Brands, Inc.	1,045	15,644
Lowe’s Cos., Inc.	3,411	460,894
O’Reilly Automotive, Inc.*	339	142,946
Ross Stores, Inc.	1,597	136,128
Tiffany & Co.	485	59,141
TJX Cos., Inc. (The)	5,388	272,417
Tractor Supply Co.	531	69,980
Ulta Beauty, Inc.*	257	52,279

		5,612,513

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.	1,578	17,816
NIKE, Inc., Class B	5,579	547,021
PVH Corp.	332	15,953
Ralph Lauren Corp.	216	15,664
Tapestry, Inc.	1,230	16,334
Under Armour, Inc., Class A*	869	8,464
Under Armour, Inc., Class C*	904	7,992
VF Corp.	1,461	89,033

		718,277

Total Consumer Discretionary		21,735,736

Consumer Staples (3.3%)
Beverages (1.5%)
Brown-Forman Corp., Class B	819	52,138
Coca-Cola Co. (The)	92,462	4,131,202
Constellation Brands, Inc., Class A	766	134,012
Molson Coors Beverage Co., Class B	840	28,862
Monster Beverage Corp.*	1,676	116,180
PepsiCo, Inc.	41,274	5,458,899

		9,921,293

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	1,995	604,904
Kroger Co. (The)	3,513	118,915
Sysco Corp.	2,290	125,172
Walgreens Boots Alliance, Inc.	3,357	142,303
Walmart, Inc.	6,395	765,993

		1,757,287

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,485	99,152
Campbell Soup Co.	760	37,719
Conagra Brands, Inc.	2,183	76,776
General Mills, Inc.	2,755	169,846
Hershey Co. (The)	665	86,197
Hormel Foods Corp.	1,253	60,482
J M Smucker Co. (The)	509	53,857
Kellogg Co.	1,111	73,393
Kraft Heinz Co. (The)	2,791	89,005
Lamb Weston Holdings, Inc.	658	42,066
McCormick & Co., Inc. (Non-Voting)	554	99,393
Mondelez International, Inc., Class A	6,452	329,891
Tyson Foods, Inc., Class A	1,326	79,175

		1,296,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.9%)
Church & Dwight Co., Inc.	1,099	$84,953
Clorox Co. (The)	562	123,286
Colgate-Palmolive Co.	3,902	285,860
Kimberly-Clark Corp.	1,530	216,265
Procter & Gamble Co. (The)	46,184	5,522,221

		6,232,585

Personal Products (0.0%)
Coty, Inc., Class A	1,198	5,355
Estee Lauder Cos., Inc. (The), Class A	1,017	191,888

		197,243

Tobacco (0.4%)
Altria Group, Inc.	8,363	328,248
Philip Morris International, Inc.	37,039	2,594,952

		2,923,200

Total Consumer Staples		22,328,560

Energy (2.5%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	2,915	44,862
Halliburton Co.	3,939	51,128
National Oilwell Varco, Inc.	1,740	21,315
Schlumberger Ltd.	6,216	114,312
TechnipFMC plc	1,909	13,058
Weatherford International plc (x)*	37,265	73,412

		318,087

Oil, Gas & Consumable Fuels (2.5%)
Apache Corp.	1,686	22,761
BP plc (ADR)	100,000	2,332,000
Cabot Oil & Gas Corp.	1,828	31,405
Chevron Corp.	53,444	4,768,808
Concho Resources, Inc.	898	46,247
ConocoPhillips	4,849	203,755
Devon Energy Corp.	1,728	19,595
Diamondback Energy, Inc.	723	30,236
EOG Resources, Inc.	2,603	131,868
Exxon Mobil Corp.	109,140	4,880,741
Hess Corp.	1,162	60,203
HollyFrontier Corp.	681	19,885
Kinder Morgan, Inc.	8,721	132,298
Marathon Oil Corp.	3,562	21,799
Marathon Petroleum Corp.	2,912	108,851
Noble Energy, Inc.	2,147	19,237
Occidental Petroleum Corp.	4,005	73,291
ONEOK, Inc.	1,853	61,557
Phillips 66	1,991	143,153
Pioneer Natural Resources Co.	740	72,298
Royal Dutch Shell plc (ADR), Class A (x)	100,000	3,269,000
Valero Energy Corp.	1,840	108,229
Williams Cos., Inc. (The)	5,445	103,564

		16,660,781

Total Energy		16,978,868

Financials (5.5%)
Banks (3.5%)
Bank of America Corp.	210,239	4,993,176
Barclays plc	1,400,000	1,980,678
Citigroup, Inc.	9,404	480,545
Citizens Financial Group, Inc.	1,964	49,571
Comerica, Inc.	642	24,460
Fifth Third Bancorp	3,197	61,638
First Republic Bank	757	80,235
Huntington Bancshares, Inc.	4,748	42,898
JPMorgan Chase & Co.	73,734	6,935,420
KeyCorp	4,494	54,737
M&T Bank Corp.	588	61,134
People’s United Financial, Inc.	1,990	23,024
PNC Financial Services Group, Inc. (The)‡	1,910	200,951
Regions Financial Corp.	4,388	48,795
SVB Financial Group*	232	50,003
Truist Financial Corp.	51,094	1,918,580
US Bancorp	56,170	2,068,179
Wells Fargo & Co.	156,865	4,015,744
Zions Bancorp NA	756	25,704

		23,115,472

Capital Markets (0.7%)
Ameriprise Financial, Inc.	550	82,522
Bank of New York Mellon Corp. (The)	3,636	140,531
BlackRock, Inc.‡	694	377,599
Cboe Global Markets, Inc.	497	46,360
Charles Schwab Corp. (The)	5,205	175,617
CME Group, Inc.	1,624	263,965
E*TRADE Financial Corp.	1,012	50,327
Franklin Resources, Inc.	1,238	25,961
Goldman Sachs Group, Inc. (The)	1,397	276,075
Intercontinental Exchange, Inc.	2,468	226,069
Invesco Ltd.	1,648	17,732
MarketAxess Holdings, Inc.	171	85,657
Moody’s Corp.	733	201,377
Morgan Stanley	45,399	2,192,772
MSCI, Inc.	382	127,519
Nasdaq, Inc.	514	61,408
Northern Trust Corp.	949	75,294
Raymond James Financial, Inc.	551	37,925
S&P Global, Inc.	1,088	358,474
State Street Corp.	1,591	101,108
T. Rowe Price Group, Inc.	1,023	126,341

		5,050,633

Consumer Finance (0.1%)
American Express Co.	2,979	283,601
Capital One Financial Corp.	2,050	128,310
Discover Financial Services	1,405	70,376
Synchrony Financial	2,418	53,583

		535,870

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	8,769	1,565,354

Insurance (1.0%)
Aflac, Inc.	3,218	115,945
Allstate Corp. (The)	1,417	137,435
American International Group, Inc.	3,896	121,477
Aon plc, Class A	1,050	202,230
Arthur J Gallagher & Co.	864	84,231
Assurant, Inc.	272	28,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	2,030	$257,039
Cincinnati Financial Corp.	684	43,797
Everest Re Group Ltd.	182	37,528
Globe Life, Inc.	446	33,107
Hartford Financial Services Group, Inc. (The)	1,616	62,297
Lincoln National Corp.	891	32,780
Loews Corp.	1,132	38,816
Marsh & McLennan Cos., Inc.	2,301	247,058
MetLife, Inc.	121,232	4,427,393
Principal Financial Group, Inc.	1,147	47,646
Progressive Corp. (The)	2,626	210,369
Prudential Financial, Inc.	1,790	109,011
Travelers Cos., Inc. (The)	1,131	128,991
Unum Group	916	15,196
W R Berkley Corp.	650	37,238
Willis Towers Watson plc	576	113,443

		6,531,122

Total Financials		36,798,451

Health Care (6.8%)
Biotechnology (0.9%)
AbbVie, Inc.	35,959	3,530,455
Alexion Pharmaceuticals, Inc.*	996	111,791
Amgen, Inc.	2,656	626,444
Biogen, Inc.*	737	197,184
Gilead Sciences, Inc.	5,661	435,557
Incyte Corp.*	809	84,112
Regeneron Pharmaceuticals, Inc.*	457	285,008
Vertex Pharmaceuticals, Inc.*	1,173	340,534

		5,611,085

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	7,986	730,160
ABIOMED, Inc.*	203	49,037
Align Technology, Inc.*	323	88,644
Baxter International, Inc.	2,291	197,255
Becton Dickinson and Co.	1,334	319,186
Boston Scientific Corp.*	6,463	226,916
Cooper Cos., Inc. (The)	222	62,968
Danaher Corp.	2,841	502,374
Dentsply Sirona, Inc.	995	43,840
DexCom, Inc.*	418	169,457
Edwards Lifesciences Corp.*	2,786	192,541
Hologic, Inc.*	1,152	65,664
IDEXX Laboratories, Inc.*	385	127,112
Intuitive Surgical, Inc.*	527	300,300
Medtronic plc	6,059	555,610
ResMed, Inc.	648	124,416
STERIS plc	380	58,307
Stryker Corp.	1,461	263,258
Teleflex, Inc.	209	76,072
Varian Medical Systems, Inc.*	407	49,866
West Pharmaceutical Services, Inc.	336	76,329
Zimmer Biomet Holdings, Inc.	923	110,169

		4,389,481

Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	672	67,718
Anthem, Inc.	1,136	298,745
Cardinal Health, Inc.	1,319	68,839
Centene Corp.*	2,622	166,628
Cigna Corp.	1,662	311,874
CVS Health Corp.	70,901	4,606,438
DaVita, Inc.*	402	31,814
HCA Healthcare, Inc.	1,188	115,307
Henry Schein, Inc.*	651	38,012
Humana, Inc.	595	230,711
Laboratory Corp. of America Holdings*	436	72,424
McKesson Corp.	724	111,076
Quest Diagnostics, Inc.	603	68,718
UnitedHealth Group, Inc.	4,285	1,263,861
Universal Health Services, Inc., Class B	361	33,533

		7,485,698

Health Care Technology (0.0%)
Cerner Corp.	1,370	93,914

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	1,391	122,923
Bio-Rad Laboratories, Inc., Class A*	96	43,343
Illumina, Inc.*	664	245,912
IQVIA Holdings, Inc.*	802	113,788
Mettler-Toledo International, Inc.*	109	87,805
PerkinElmer, Inc.	502	49,241
Thermo Fisher Scientific, Inc.	1,784	646,414
Waters Corp.*	287	51,775

		1,361,201

Pharmaceuticals (3.9%)
AstraZeneca plc	40,000	4,169,865
Bayer AG (Registered)	25,000	1,834,990
Bristol-Myers Squibb Co.	90,231	5,305,583
Eli Lilly and Co.	3,801	624,048
Johnson & Johnson	36,892	5,188,122
Merck & Co., Inc.	61,397	4,747,830
Mylan NV*	2,319	37,289
Perrigo Co. plc	616	34,046
Pfizer, Inc.	125,071	4,089,822
Zoetis, Inc.	2,143	293,677

		26,325,272

Total Health Care		45,266,651

Industrials (2.2%)
Aerospace & Defense (0.3%)
Boeing Co. (The)	2,422	443,953
General Dynamics Corp.	1,042	155,737
Howmet Aerospace, Inc.	1,737	27,531
Huntington Ingalls Industries, Inc.	183	31,932
L3Harris Technologies, Inc.	976	165,598
Lockheed Martin Corp.	1,112	405,791
Northrop Grumman Corp.	702	215,823
Raytheon Technologies Corp.	6,647	409,588
Teledyne Technologies, Inc.*	166	51,618
Textron, Inc.	1,008	33,173
TransDigm Group, Inc.	224	99,019

		2,039,763

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	602	47,594
Expeditors International of Washington, Inc.	762	57,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
FedEx Corp.	1,075	$150,737
United Parcel Service, Inc., Class B	3,179	353,441

		609,714

Airlines (0.0%)
Alaska Air Group, Inc.	543	19,689
American Airlines Group, Inc. (x)	1,746	22,820
Delta Air Lines, Inc.	2,578	72,313
Southwest Airlines Co.	2,428	82,989
United Airlines Holdings, Inc. (x)*	1,116	38,625

		236,436

Building Products (0.1%)
A O Smith Corp.	598	28,178
Allegion plc	414	42,319
Carrier Global Corp.	3,602	80,036
Fortune Brands Home & Security, Inc.	616	39,381
Johnson Controls International plc	3,339	113,994
Masco Corp.	1,169	58,696
Trane Technologies plc	1,080	96,098

		458,702

Commercial Services & Supplies (0.1%)
Cintas Corp.	376	100,151
Copart, Inc.*	923	76,858
Republic Services, Inc.	953	78,194
Rollins, Inc.	632	26,791
Waste Management, Inc.	1,737	183,966

		465,960

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	559	47,403
Quanta Services, Inc.	613	24,048

		71,451

Electrical Equipment (0.1%)
AMETEK, Inc.	1,000	89,370
Eaton Corp. plc	1,801	157,551
Emerson Electric Co.	2,719	168,660
Rockwell Automation, Inc.	515	109,695

		525,276

Industrial Conglomerates (0.6%)
3M Co.	2,591	404,170
General Electric Co.	39,463	269,532
Honeywell International, Inc.	23,155	3,347,982
Roper Technologies, Inc.	469	182,094

		4,203,778

Machinery (0.6%)
Caterpillar, Inc.	2,440	308,660
Cummins, Inc.	13,657	2,366,212
Deere & Co.	1,403	220,481
Dover Corp.	628	60,640
Flowserve Corp.	574	16,371
Fortive Corp.	1,308	88,499
IDEX Corp.	333	52,627
Illinois Tool Works, Inc.	1,294	226,256
Ingersoll Rand, Inc.*	1,548	43,530
Otis Worldwide Corp.	1,805	102,632
PACCAR, Inc.	1,530	114,521
Parker-Hannifin Corp.	571	104,647
Pentair plc	732	27,809
Snap-on, Inc.	234	32,411
Stanley Black & Decker, Inc.	697	97,148
Westinghouse Air Brake Technologies Corp.	800	46,056
Xylem, Inc.	793	51,513

		3,960,013

Professional Services (0.1%)
Equifax, Inc.	542	93,159
IHS Markit Ltd.	1,799	135,824
Nielsen Holdings plc	1,587	23,583
Robert Half International, Inc.	524	27,683
Verisk Analytics, Inc.	729	124,076

		404,325

Road & Rail (0.2%)
CSX Corp.	3,441	239,975
JB Hunt Transport Services, Inc.	380	45,729
Kansas City Southern	425	63,448
Norfolk Southern Corp.	1,152	202,257
Old Dominion Freight Line, Inc.	438	74,280
Union Pacific Corp.	3,064	518,031

		1,143,720

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,571	110,141
United Rentals, Inc.*	319	47,544
WW Grainger, Inc.	192	60,319

		218,004

Total Industrials		14,337,142

Information Technology (9.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	245	51,457
Cisco Systems, Inc.	49,146	2,292,170
F5 Networks, Inc.*	273	38,078
Juniper Networks, Inc.	1,470	33,604
Motorola Solutions, Inc.	768	107,620

		2,522,929

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,325	126,948
CDW Corp.	642	74,588
Corning, Inc.	3,417	88,500
FLIR Systems, Inc.	600	24,342
IPG Photonics Corp.*	159	25,502
Keysight Technologies, Inc.*	845	85,159
TE Connectivity Ltd.	1,497	122,080
Zebra Technologies Corp., Class A*	243	62,196

		609,315

IT Services (1.2%)
Accenture plc, Class A	2,877	617,749
Akamai Technologies, Inc.*	725	77,640
Automatic Data Processing, Inc.	1,937	288,400
Broadridge Financial Solutions, Inc.	514	64,862
Cognizant Technology Solutions Corp., Class A	2,455	139,493
DXC Technology Co.	1,159	19,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	2,794	$374,648
Fiserv, Inc.*	2,536	247,564
FleetCor Technologies, Inc.*	378	95,078
Gartner, Inc.*	399	48,411
Global Payments, Inc.	1,349	228,817
International Business Machines Corp.	16,613	2,006,352
Jack Henry & Associates, Inc.	345	63,490
Leidos Holdings, Inc.	600	56,202
Mastercard, Inc., Class A	3,994	1,181,026
Paychex, Inc.	1,420	107,565
PayPal Holdings, Inc.*	5,302	923,768
VeriSign, Inc.*	462	95,555
Visa, Inc., Class A	7,622	1,472,342
Western Union Co. (The)	1,866	40,343

		8,148,429

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	5,266	277,044
Analog Devices, Inc.	31,668	3,883,763
Applied Materials, Inc.	4,143	250,444
Broadcom, Inc.	1,807	570,307
Intel Corp.	139,120	8,323,550
KLA Corp.	695	135,164
Lam Research Corp.	652	210,896
Maxim Integrated Products, Inc.	1,192	72,247
Microchip Technology, Inc.	1,111	116,999
Micron Technology, Inc.*	5,028	259,043
NVIDIA Corp.	2,778	1,055,390
Qorvo, Inc.*	523	57,807
QUALCOMM, Inc.	5,081	463,438
Skyworks Solutions, Inc.	746	95,384
Texas Instruments, Inc.	44,146	5,605,218
Xilinx, Inc.	1,095	107,737

		21,484,431

Software (2.5%)
Adobe, Inc.*	2,174	946,364
ANSYS, Inc.*	386	112,608
Autodesk, Inc.*	989	236,559
Cadence Design Systems, Inc.*	1,265	121,389
Citrix Systems, Inc.	517	76,469
Fortinet, Inc.*	607	83,323
Intuit, Inc.	1,179	349,208
Microsoft Corp.	54,242	11,038,789
NortonLifeLock, Inc.	2,444	48,465
Oracle Corp.	49,402	2,730,449
Paycom Software, Inc.*	222	68,760
salesforce.com, Inc.*	4,072	762,808
ServiceNow, Inc.*	862	349,162
Synopsys, Inc.*	676	131,820
Tyler Technologies, Inc.*	180	62,438

		17,118,611

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	33,398	12,183,590
Hewlett Packard Enterprise Co.	5,745	55,899
HP, Inc.	6,474	112,842
NetApp, Inc.	1,014	44,991
Seagate Technology plc	1,034	50,056
Western Digital Corp.	1,336	58,984
Xerox Holdings Corp.	823	12,584

		12,518,946

Total Information Technology		62,402,661

Materials (1.6%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	6,200	1,497,052
Albemarle Corp. (x)	474	36,598
BASF SE	50,000	2,793,998
Celanese Corp.	542	46,796
CF Industries Holdings, Inc.	979	27,549
Corteva, Inc.	3,367	90,202
Dow, Inc.	3,332	135,812
DuPont de Nemours, Inc.	3,319	176,338
Eastman Chemical Co.	607	42,271
Ecolab, Inc.	1,109	220,636
FMC Corp.	588	58,577
International Flavors & Fragrances, Inc. (x)	479	58,658
Linde plc	2,372	503,125
LyondellBasell Industries NV, Class A	1,148	75,447
Mosaic Co. (The)	1,595	19,953
PPG Industries, Inc.	1,059	112,318
Sherwin-Williams Co. (The)	364	210,337

		6,105,667

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	280	57,840
Vulcan Materials Co.	594	68,815

		126,655

Containers & Packaging (0.1%)
Amcor plc	7,224	73,757
Avery Dennison Corp.	372	42,442
Ball Corp.	1,462	101,594
International Paper Co.	1,726	60,772
Packaging Corp. of America	420	41,916
Sealed Air Corp.	683	22,437
Westrock Co.	1,154	32,612

		375,530

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.	6,534	75,598
Newmont Corp.	3,643	224,919
Nucor Corp.	1,344	55,655
Rio Tinto plc (ADR)	71,000	3,988,780

		4,344,952

Total Materials		10,952,804

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	573	92,969
American Tower Corp. (REIT)	2,003	517,856
Apartment Investment and Management Co. (REIT), Class A	660	24,842
AvalonBay Communities, Inc. (REIT)	641	99,124
Boston Properties, Inc. (REIT)	643	58,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Castle International Corp. (REIT)	1,885	$315,455
Digital Realty Trust, Inc. (REIT)	1,213	172,379
Duke Realty Corp. (REIT)	1,649	58,358
Equinix, Inc. (REIT)	400	280,920
Equity Residential (REIT)	1,561	91,818
Essex Property Trust, Inc. (REIT)	297	68,063
Extra Space Storage, Inc. (REIT)	578	53,390
Federal Realty Investment Trust (REIT)	313	26,671
Healthpeak Properties, Inc. (REIT)	2,486	68,514
Host Hotels & Resorts, Inc. (REIT)	73,218	790,022
Iron Mountain, Inc. (REIT)	1,277	33,330
Kimco Realty Corp. (REIT)	1,898	24,370
Mid-America Apartment Communities, Inc. (REIT)	510	58,482
Prologis, Inc. (REIT)	3,343	312,002
Public Storage (REIT)	672	128,950
Realty Income Corp. (REIT)	1,541	91,689
Regency Centers Corp. (REIT)	749	34,372
SBA Communications Corp. (REIT)	506	150,748
Simon Property Group, Inc. (REIT)	1,378	94,228
SL Green Realty Corp. (REIT)	365	17,991
UDR, Inc. (REIT)	1,297	48,482
Ventas, Inc. (REIT)	1,677	61,412
Vornado Realty Trust (REIT)	707	27,014
Welltower, Inc. (REIT)	1,897	98,170
Weyerhaeuser Co. (REIT)	3,356	75,376

		3,975,111

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	1,507	68,147

Total Real Estate		4,043,258

Utilities (3.1%)
Electric Utilities (1.7%)
Alliant Energy Corp.	1,152	55,112
American Electric Power Co., Inc.	2,247	178,951
Duke Energy Corp.	43,323	3,461,074
Edison International	1,716	93,196
Entergy Corp.	893	83,772
Evergy, Inc.	1,021	60,535
Eversource Energy	1,523	126,820
Exelon Corp.	4,420	160,402
FirstEnergy Corp.	2,418	93,770
NextEra Energy, Inc.	2,211	531,016
NRG Energy, Inc.	1,133	36,890
Pinnacle West Capital Corp.	502	36,792
PPL Corp.	3,430	88,631
Southern Co. (The)	114,782	5,951,447
Xcel Energy, Inc.	2,348	146,750

		11,105,158

Gas Utilities (0.0%)
Atmos Energy Corp.	559	55,665

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,995	43,398

Multi-Utilities (1.4%)
Ameren Corp.	1,125	79,155
CenterPoint Energy, Inc.	2,488	46,451
CMS Energy Corp.	1,302	76,063
Consolidated Edison, Inc.	1,524	109,621
Dominion Energy, Inc.	73,795	5,990,678
DTE Energy Co.	861	92,557
NiSource, Inc.	1,674	38,067
Public Service Enterprise Group, Inc.	2,272	111,692
Sempra Energy	21,328	2,500,281
WEC Energy Group, Inc.	1,415	124,025

		9,168,590

Water Utilities (0.0%)
American Water Works Co., Inc.	810	104,215

Total Utilities		20,477,026

Total Common Stocks (41.5%) (Cost $170,968,703)		277,498,961

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc., expiring 7/27/20* (Cost $8,328)	1,735	292

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.5%)
JPMorgan Prime Money Market Fund, IM Shares	30,149,225	30,176,358

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $42,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $42,950. (xx)	$42,108	42,108
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $16,843, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $17,180. (xx)	16,843	16,843
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $79,711, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $88,574. (xx)	79,710	79,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,316,630, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $1,342,960. (xx)	$1,316,628	$1,316,628
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $300,002, collateralized by various Common Stocks; total market value $333,388. (xx)	300,000	300,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $500,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $510,000. (xx)	500,000	500,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $111,122. (xx)	100,000	100,000

Total Repurchase Agreements		2,355,289

Total Short-Term Investments (4.9%) (Cost $32,507,142)		32,531,647

Total Investments in Securities (91.7%) (Cost $493,489,183)		613,194,759
Other Assets Less Liabilities (8.3%)		55,521,744

Net Assets (100%)		$668,716,503

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $39,758,904 or 5.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $6,524,149. This was collateralized by $4,548,437 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $2,355,289 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2020.

Glossary:

ADR	— American Depositary Receipt
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
NATL	— Insured by National Public Finance Guarantee Corp.
SOFR	— Secured Overnight Financing Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	1,910	478,251	—	(123,529)	78,570	(232,341)	200,951	6,891	—
Capital Markets
BlackRock, Inc.	694	405,679	122,134	(188,716)	47,236	(8,734)	377,599	5,412	—
CORPORATE BONDS:
Financials
Banks
PNC Bank NA 3.250%, 1/22/28	—	262,068	382	(276,813)	34,884	(20,521)	—	3,385	—
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	250,000	266,574	—	(187)	—	8,703	275,090	4,875	—

Total		1,412,572	122,516	(589,245)	160,690	(252,893)	853,640	20,563	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	461	9/2020	USD	71,229,110	385,334

					385,334

Written Call Options Contracts as of June 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Comcast Corp.	Exchange Traded	350	USD 1,364,300	USD 45.00	7/17/2020	(1,050)

Total Written Options Contracts (Premiums Received ($17,136))						(1,050)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,177,804	$—	$—	$22,177,804
Consumer Discretionary	21,735,736	—	—	21,735,736
Consumer Staples	22,328,560	—	—	22,328,560
Energy	16,978,868	—	—	16,978,868
Financials	34,817,773	1,980,678	—	36,798,451
Health Care	39,261,796	6,004,855	—	45,266,651
Industrials	14,337,142	—	—	14,337,142
Information Technology	62,402,661	—	—	62,402,661
Materials	8,158,806	2,793,998	—	10,952,804
Real Estate	4,043,258	—	—	4,043,258
Utilities	20,477,026	—	—	20,477,026
Convertible Bonds
Industrials	—	600,515	—	600,515
Convertible Preferred Stocks
Communication Services	—	—	1,020,050	1,020,050
Information Technology	2,451,570	—	—	2,451,570
Utilities	1,061,250	—	—	1,061,250
Corporate Bonds
Communication Services	—	19,949,746	—	19,949,746
Consumer Discretionary	—	6,350,599	—	6,350,599
Consumer Staples	—	8,595,298	—	8,595,298
Energy	—	10,966,960	—	10,966,960
Financials	—	36,667,073	—	36,667,073
Health Care	—	44,459,753	—	44,459,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$—	$9,531,505	$—	$9,531,505
Information Technology	—	5,592,654	—	5,592,654
Materials	—	4,224,637	—	4,224,637
Real Estate	—	5,730,629	—	5,730,629
Utilities	—	2,829,385	—	2,829,385
Foreign Government Securities	—	3,185,822	—	3,185,822
Futures	385,334	—	—	385,334
Mortgage-Backed Securities	—	11,780,635	—	11,780,635
Municipal Bonds	—	385,616	—	385,616
Preferred Stocks
Financials	2,082,400	—	—	2,082,400
Rights
Communication Services	292	—	—	292
Short-Term Investments
Investment Company	30,176,358	—	—	30,176,358
Repurchase Agreements	—	2,355,289	—	2,355,289
Supranational	—	4,063,117	—	4,063,117
U.S. Government Agency Securities	—	4,051,219	—	4,051,219
U.S. Treasury Obligations	—	117,583,426	—	117,583,426

Total Assets	$302,876,634	$309,683,409	$1,020,050	$613,580,093

Liabilities:
Options Written
Call Options	$(1,050)	$—	$—	$(1,050)

Total Liabilities	$(1,050)	$—	$—	$(1,050)

Total	$302,875,584	$309,683,409	$1,020,050	$613,579,043

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$385,334 *

Total		$385,334

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,050)

Total		$(1,050)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Total
Equity contracts	$30,795	$(2,432,059)	$(2,401,264)

Total	$30,795	$(2,432,059)	$(2,401,264)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Total
Equity contracts	$16,086	$(1,441,488)	$(1,425,402)

Total	$16,086	$(1,441,488)	$(1,425,402)

^ This Portfolio held options contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held options contracts with an average notional balance of approximately $28,000 for three months and futures contracts with an average notional balance of approximately $78,854,000, during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$79,450,553
Long-term U.S. government debt securities	13,055,759

$92,506,312

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$305,095,738
Long-term U.S. government debt securities	114,926,806

$420,022,544

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,776,357
Aggregate gross unrealized depreciation	(22,057,571)

Net unrealized appreciation	$117,718,786

Federal income tax cost of investments in securities and derivative instruments, if applicable	$495,860,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $467,698)	$853,640
Unaffiliated Issuers (Cost $490,666,196)	609,985,830
Repurchase Agreements (Cost $2,355,289)	2,355,289
Cash	47,579,919
Cash held as collateral at broker for futures	5,587,400
Receivable for securities sold	3,594,097
Dividends, interest and other receivables	3,214,583
Due from broker for futures variation margin	979,636
Receivable for Portfolio shares sold	19,148
Securities lending income receivable	2,278
Other assets	11,152

Total assets	674,182,972

LIABILITIES
Payable for return of collateral on securities loaned	2,355,289
Payable for securities purchased	2,187,175
Investment management fees payable	347,117
Payable for Portfolio shares redeemed	222,092
Distribution fees payable – Class IB	137,672
Administrative fees payable	70,244
Options written, at value (Premiums received $17,136)	1,050
Distribution fees payable – Class IA	716
Accrued expenses	145,114

Total liabilities	5,466,469

NET ASSETS	$668,716,503

Net assets were comprised of:
Paid in capital	$547,633,225
Total distributable earnings (loss)	121,083,278

Net assets	$668,716,503

Class IA
Net asset value, offering and redemption price per share, $3,472,881 / 326,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.64

Class IB
Net asset value, offering and redemption price per share, $665,243,622 / 62,503,646 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.64

(x)	Includes value of securities on loan of $6,524,149.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest ($8,260 interest income received from affiliates)	$9,512,651
Dividends ($12,303 of dividend income received from affiliates) (net of $82,776 foreign withholding tax)	6,396,266
Securities lending (net)	44,418

Total income	15,953,335

EXPENSES
Investment management fees	3,104,627
Distribution fees – Class IB	861,522
Administrative fees	595,463
Custodian fees	47,546
Printing and mailing expenses	47,528
Professional fees	46,616
Trustees’ fees	16,643
Distribution fees – Class IA	4,567
Miscellaneous	21,128

Gross expenses	4,745,640
Less: Waiver from investment manager	(12,694)

Net expenses	4,732,946

NET INVESTMENT INCOME (LOSS)	11,220,389

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($160,690 realized gain (loss) from affiliates)	17,112,297
Futures contracts	(2,432,059)
Foreign currency transactions	(7,066)
Options written	30,795

Net realized gain (loss)	14,703,967

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(252,893) of change in unrealized appreciation (depreciation) from affiliates)	(85,344,593)
Futures contracts	(1,441,488)
Foreign currency translations	3,389
Options written	16,086

Net change in unrealized appreciation (depreciation)	(86,766,606)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(72,062,639)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(60,842,250)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,220,389	$28,742,310
Net realized gain (loss)	14,703,967	36,374,434
Net change in unrealized appreciation (depreciation)	(86,766,606)	105,974,958

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(60,842,250)	171,091,702

Distributions to shareholders:
Class IA	—	(177,041)
Class IB	—	(33,679,767)
Class K	—	(16,583,223)

Total distributions to shareholders	—	(50,440,031)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [34,244 and 74,334 shares, respectively]	365,643	818,225
Capital shares issued in reinvestment of dividends and distributions [0 and 15,973 shares, respectively]	—	177,041
Capital shares repurchased [(61,131) and (159,123) shares, respectively]	(638,072)	(1,752,073)

Total Class IA transactions	(272,429)	(756,807)

Class IB
Capital shares sold [1,158,717 and 2,562,610 shares, respectively]	12,505,366	28,089,647
Capital shares issued in reinvestment of dividends and distributions [0 and 3,038,405 shares, respectively]	—	33,679,767
Capital shares repurchased [(5,983,117) and (10,339,006) shares, respectively]	(63,092,177)	(113,621,546)

Total Class IB transactions	(50,586,811)	(51,852,132)

Class K (b)
Capital shares sold [438,128 and 892,369 shares, respectively]	5,000,000	9,892,193
Capital shares issued in reinvestment of dividends and distributions [0 and 1,496,953 shares, respectively]	—	16,583,223
Capital shares repurchased [(32,393,716) and (5,884,599) shares, respectively]	(343,132,338)	(64,387,988)

Total Class K transactions	(338,132,338)	(37,912,572)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(388,991,578)	(90,521,511)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(449,833,828)	30,130,160
NET ASSETS:
Beginning of period	1,118,550,331	1,088,420,171

End of period	$668,716,503	$1,118,550,331

(b) After the close of business on May 31, 2020, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.23		$10.08	$11.32	$10.56	$9.80	$10.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.28	0.28	0.27	0.26	0.23
Net realized and unrealized gain (loss)	(0.71)		1.39	(0.74)	0.78	0.76	(0.54)

Total from investment operations	(0.59)		1.67	(0.46)	1.05	1.02	(0.31)

Less distributions:
Dividends from net investment income	—		(0.30)	(0.34)	(0.29)	(0.26)	(0.25)
Distributions from net realized gains	—		(0.22)	(0.44)	—	—	—

Total dividends and distributions	—		(0.52)	(0.78)	(0.29)	(0.26)	(0.25)

Net asset value, end of period	$10.64		$11.23	$10.08	$11.32	$10.56	$9.80

Total return (b)	(5.25)%		16.65%	(4.29)%	9.97%	10.43%	(3.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,473		$3,966	$4,256	$16,485	$4,353	$3,657
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.05%	1.04%	1.04%	1.04%	1.03%
Before waivers and reimbursements (a)(f)	1.05%		1.05%	1.04%	1.04%	1.05%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.23%		2.51%	2.45%	2.47%	2.49%	2.27%
Before waivers and reimbursements (a)(f)	2.23%		2.51%	2.45%	2.47%	2.49%	2.27%
Portfolio turnover rate^	11	%(z)	20%	30%	21%	24%	27%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.23		$10.09	$11.33	$10.56	$9.80	$10.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.28	0.28	0.28	0.26	0.23
Net realized and unrealized gain (loss)	(0.71)		1.38	(0.74)	0.78	0.76	(0.54)

Total from investment operations	(0.59)		1.66	(0.46)	1.06	1.02	(0.31)

Less distributions:
Dividends from net investment income	—		(0.30)	(0.34)	(0.29)	(0.26)	(0.25)
Distributions from net realized gains	—		(0.22)	(0.44)	—	—	—

Total dividends and distributions	—		(0.52)	(0.78)	(0.29)	(0.26)	(0.25)

Net asset value, end of period	$10.64		$11.23	$10.09	$11.33	$10.56	$9.80

Total return (b)	(5.25)%		16.53%	(4.29)%	10.07%	10.43%	(3.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$665,244		$755,960	$726,831	$863,610	$858,742	$833,107
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.05%	1.04%	1.04%	1.04%	1.03%
Before waivers and reimbursements (a)(f)	1.05%		1.05%	1.04%	1.04%	1.05%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.24%		2.50%	2.45%	2.49%	2.50%	2.27%
Before waivers and reimbursements (a)(f)	2.23%		2.50%	2.45%	2.49%	2.49%	2.27%
Portfolio turnover rate^	11	%(z)	20%	30%	21%	24%	27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2020 to May 31, 2020‡		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.22		$10.08	$11.32	$10.56	$9.80	$10.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.30	0.31	0.30	0.28	0.26
Net realized and unrealized gain (loss)	(0.73)		1.39	(0.74)	0.78	0.77	(0.55)

Total from investment operations	(0.62)		1.69	(0.43)	1.08	1.05	(0.29)

Less distributions:
Dividends from net investment income	—		(0.33)	(0.37)	(0.32)	(0.29)	(0.27)
Distributions from net realized gains	—		(0.22)	(0.44)	—	—	—

Total dividends and distributions	—		(0.55)	(0.81)	(0.32)	(0.29)	(0.27)

Net asset value, end of period	$10.60		$11.22	$10.08	$11.32	$10.56	$9.80

Total return (b)	(5.53)%		16.82%	(4.05)%	10.23%	10.72%	(2.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$358,625	$357,333	$417,480	$396,937	$431,785
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%		0.80%	0.79%	0.79%	0.79%	0.78%
Before waivers and reimbursements (a)(f)	0.80%		0.80%	0.79%	0.79%	0.80%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.53%		2.75%	2.70%	2.74%	2.75%	2.52%
Before waivers and reimbursements (a)(f)	2.53%		2.75%	2.70%	2.74%	2.75%	2.52%
Portfolio turnover rate^	11	%(z)	20%	30%	21%	24%	27%
‡	After the close of business on May 31, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Industrials	22.6%
Information Technology	21.7
Health Care	20.8
Materials	11.1
Consumer Discretionary	9.1
Consumer Staples	7.8
Financials	2.6
Energy	2.0
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$952.49	$4.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.54	4.37

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.87%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	16,533	$3,049,842

Multiline Retail (2.0%)
Target Corp.	29,483	3,535,896

Specialty Retail (3.4%)
Lowe’s Cos., Inc.	24,800	3,350,976
Ross Stores, Inc.	32,428	2,764,163

		6,115,139

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	37,601	3,686,778

Total Consumer Discretionary		16,387,655

Consumer Staples (7.8%)
Beverages (1.8%)
PepsiCo, Inc.	24,600	3,253,596

Food & Staples Retailing (1.4%)
Walmart, Inc.	21,412	2,564,729

Food Products (1.8%)
McCormick & Co., Inc. (Non-Voting)	17,301	3,103,973

Household Products (2.8%)
Colgate-Palmolive Co.	30,038	2,200,584
Procter & Gamble Co. (The)	23,835	2,849,951

		5,050,535

Total Consumer Staples		13,972,833

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Chevron Corp.	20,648	1,842,421
EOG Resources, Inc.	19,342	979,866
Exxon Mobil Corp.	17,883	799,728

Total Energy		3,622,015

Financials (2.6%)
Capital Markets (0.6%)
Nasdaq, Inc.	4,655	556,133
State Street Corp.	8,416	534,837

		1,090,970

Insurance (2.0%)
Aflac, Inc.	37,829	1,362,979
Arthur J Gallagher & Co.	6,057	590,497
Erie Indemnity Co., Class A	8,698	1,669,146

		3,622,622

Total Financials		4,713,592

Health Care (20.8%)
Biotechnology (0.9%)
AbbVie, Inc.	17,479	1,716,088

Health Care Equipment & Supplies (14.8%)
Abbott Laboratories	44,621	4,079,698
Becton Dickinson and Co.	23,897	5,717,835
Dentsply Sirona, Inc.	14,738	649,356
Medtronic plc	50,339	4,616,086
Stryker Corp.	33,719	6,075,827
West Pharmaceutical Services, Inc.	23,716	5,387,564

		26,526,366

Health Care Providers & Services (2.0%)
CVS Health Corp.	20,145	1,308,821
UnitedHealth Group, Inc.	7,550	2,226,872

		3,535,693

Pharmaceuticals (3.1%)
Johnson & Johnson	24,069	3,384,824
Perrigo Co. plc	14,186	784,060
Pfizer, Inc.	45,399	1,484,547

		5,653,431

Total Health Care		37,431,578

Industrials (22.6%)
Aerospace & Defense (3.5%)
General Dynamics Corp.	18,811	2,811,492
Raytheon Technologies Corp.	55,801	3,438,458

		6,249,950

Air Freight & Logistics (1.3%)
United Parcel Service, Inc., Class B	20,844	2,317,436

Building Products (1.3%)
Johnson Controls International plc	66,101	2,256,688

Commercial Services & Supplies (1.8%)
Cintas Corp.	11,176	2,976,839
Matthews International Corp., Class A	17,550	335,205

		3,312,044

Electrical Equipment (0.5%)
nVent Electric plc	44,987	842,606

Industrial Conglomerates (8.9%)
Carlisle Cos., Inc.	9,044	1,082,296
Honeywell International, Inc.	32,913	4,758,891
Roper Technologies, Inc.	26,094	10,131,256

		15,972,443

Machinery (3.3%)
Donaldson Co., Inc.	24,421	1,136,065
Dover Corp.	26,627	2,571,103
Otis Worldwide Corp.	12,057	685,561
Pentair plc	40,250	1,529,097

		5,921,826

Road & Rail (1.1%)
Norfolk Southern Corp.	11,800	2,071,726

Trading Companies & Distributors (0.9%)
WW Grainger, Inc.	5,004	1,572,057

Total Industrials		40,516,776

Information Technology (21.7%)
IT Services (6.0%)
Accenture plc, Class A	33,480	7,188,825
Visa, Inc., Class A	18,757	3,623,290

		10,812,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (6.5%)
Analog Devices, Inc.	48,533	$5,952,087
Texas Instruments, Inc.	45,011	5,715,047

		11,667,134

Software (9.2%)
Microsoft Corp.	80,960	16,476,170

Total Information Technology		38,955,419

Materials (11.1%)
Chemicals (11.1%)
Air Products and Chemicals, Inc.	26,336	6,359,091
Albemarle Corp.	45,840	3,539,306
Ecolab, Inc.	16,790	3,340,370
Linde plc	31,432	6,667,042

Total Materials		19,905,809

Total Common Stocks (97.7%) (Cost $149,898,803)		175,505,677

Total Investments in Securities (97.7%) (Cost $149,898,803)		175,505,677
Other Assets Less Liabilities (2.3%)		4,216,498

Net Assets (100%)		$179,722,175

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,387,655	$—	$—	$16,387,655
Consumer Staples	13,972,833	—	—	13,972,833
Energy	3,622,015	—	—	3,622,015
Financials	4,713,592	—	—	4,713,592
Health Care	37,431,578	—	—	37,431,578
Industrials	40,516,776	—	—	40,516,776
Information Technology	38,955,419	—	—	38,955,419
Materials	19,905,809	—	—	19,905,809

Total Assets	$175,505,677	$—	$—	$175,505,677

Total Liabilities	$—	$—	$—	$—

Total	$175,505,677	$—	$—	$175,505,677

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,648,911
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,242,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,258,094
Aggregate gross unrealized depreciation	(7,651,220)

Net unrealized appreciation	$25,606,874

Federal income tax cost of investments in securities and derivative instruments, if applicable	$149,898,803

For the six months ended June 30, 2020, the Portfolio incurred approximately $441 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $149,898,803)	$175,505,677
Cash	4,215,513
Dividends, interest and other receivables	141,819
Receivable for Portfolio shares sold	28,520
Receivable for securities sold	1,912
Securities lending income receivable	1,096
Other assets	2,519

Total assets	179,897,056

LIABILITIES
Investment management fees payable	67,734
Distribution fees payable – Class IB	36,804
Payable for Portfolio shares redeemed	15,067
Administrative fees payable	14,254
Accrued expenses	41,022

Total liabilities	174,881

NET ASSETS	$179,722,175

Net assets were comprised of:
Paid in capital	$160,182,580
Total distributable earnings (loss)	19,539,595

Net assets	$179,722,175

Class IB
Net asset value, offering and redemption price per share, $179,722,175 / 5,899,265 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.47

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$1,668,363
Interest	12,575
Securities lending (net)	1,986

Total income	1,682,924

EXPENSES
Investment management fees	520,287
Distribution fees – Class IB	216,787
Administrative fees	82,841
Professional fees	29,443
Printing and mailing expenses	15,233
Custodian fees	5,245
Trustees’ fees	2,795
Miscellaneous	1,480

Gross expenses	874,111
Less: Waiver from investment manager	(120,016)

Net expenses	754,095

NET INVESTMENT INCOME (LOSS)	928,829

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(6,924,316)
Net change in unrealized appreciation (depreciation) on investments in securities	(2,966,578)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,890,894)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,962,065)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$928,829	$1,822,757
Net realized gain (loss)	(6,924,316)	288,149
Net change in unrealized appreciation (depreciation)	(2,966,578)	39,670,224

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,962,065)	41,781,130

Distributions to shareholders:
Class IB	—	(2,488,504)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [481,509 and 910,862 shares, respectively]	13,757,756	26,794,432
Capital shares issued in reinvestment of dividends and distributions [0 and 79,146 shares, respectively]	—	2,488,504
Capital shares repurchased [(464,520) and (574,602) shares, respectively]	(13,245,114)	(17,021,679)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	512,642	12,261,257

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,449,423)	51,553,883
NET ASSETS:
Beginning of period	188,171,598	136,617,715

End of period	$179,722,175	$188,171,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$31.99		$24.99		$27.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.32		0.07
Net realized and unrealized gain (loss)	(1.68)		7.11		(2.02)

Total from investment operations	(1.52)		7.43		(1.95)

Less distributions:
Dividends from net investment income	—		(0.33)		(0.08)
Distributions from net realized gains	—		(0.10)		—

Total dividends and distributions	—		(0.43)		(0.08)

Net asset value, end of period	$30.47		$31.99		$24.99

Total return (b)	(4.75)%		29.77%		(7.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$179,722		$188,172		$136,618
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	1.01%		1.03%		1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.07%		1.10%		1.38	%(l)
Before waivers (a)(f)	0.93%		0.94%		1.16	%(l)
Portfolio turnover rate^	7	%(z)	4%		5	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	20.1%
Industrials	19.8
Consumer Discretionary	12.4
Health Care	10.0
Information Technology	8.5
Materials	7.1
Investment Company	6.5
Real Estate	3.9
Consumer Staples	3.4
Utilities	2.7
Repurchase Agreements	2.1
Energy	1.5
Communication Services	1.0
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$845.31	$5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class IB
Actual	1,000.00	845.51	5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class K
Actual	1,000.00	846.50	3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.4%)
Alaska Communications Systems Group, Inc.	3,669	$10,237
Anterix, Inc.*	942	42,710
ATN International, Inc.	765	46,336
Bandwidth, Inc., Class A*	1,340	170,180
Cincinnati Bell, Inc.*	2,995	44,476
Cogent Communications Holdings, Inc.	2,964	229,295
Consolidated Communications Holdings, Inc.*	5,134	34,757
IDT Corp., Class B*	956	6,243
Iridium Communications, Inc.*	8,212	208,913
Liberty Latin America Ltd., Class A*	2,817	27,381
Liberty Latin America Ltd., Class C*	8,527	80,495
Ooma, Inc.*	1,519	25,033
ORBCOMM, Inc.*	5,282	20,336
Vonage Holdings Corp.*	16,249	163,465

		1,109,857

Entertainment (0.1%)
AMC Entertainment Holdings, Inc., Class A (x)	3,857	16,547
Cinemark Holdings, Inc.	7,550	87,202
Eros International plc*	5,616	17,747
Gaia, Inc.*	619	5,187
Glu Mobile, Inc.*	9,067	84,051
IMAX Corp.*	3,453	38,708
Liberty Media Corp.-Liberty Braves, Class A*	811	16,285
Liberty Media Corp.-Liberty Braves, Class C*	2,681	52,923
LiveXLive Media, Inc. (x)*	2,612	9,455
Marcus Corp. (The)	1,715	22,758

		350,863

Interactive Media & Services (0.1%)
Cargurus, Inc.*	6,024	152,708
Cars.com, Inc.*	5,036	29,007
DHI Group, Inc.*	2,937	6,168
Eventbrite, Inc., Class A (x)*	4,462	38,239
EverQuote, Inc., Class A*	982	57,113
Liberty TripAdvisor Holdings, Inc., Class A*	5,935	12,642
Meet Group, Inc. (The)*	4,184	26,108
QuinStreet, Inc.*	3,262	34,121
TrueCar, Inc.*	7,697	19,858
Yelp, Inc.*	4,966	114,864

		490,828

Media (0.3%)
AMC Networks, Inc., Class A*	2,723	63,691
Boston Omaha Corp., Class A*	809	12,944
Cardlytics, Inc.*	1,810	126,664
Central European Media Enterprises Ltd., Class A*	6,504	23,024
comScore, Inc.*	4,160	12,896
Daily Journal Corp. (x)*	71	19,170
Emerald Holding, Inc.	1,399	4,309
Entercom Communications Corp., Class A	9,435	13,020
Entravision Communications Corp., Class A	3,610	5,162
EW Scripps Co. (The), Class A	3,974	34,773
Fluent, Inc.*	2,449	4,359
Gannett Co., Inc. (x)	7,118	9,823
Gray Television, Inc.*	6,395	89,210
Hemisphere Media Group, Inc.*	983	9,663
iHeartMedia, Inc., Class A (x)*	2,499	20,867
Loral Space & Communications, Inc.	958	18,700
Meredith Corp.	2,813	40,929
MSG Networks, Inc., Class A*	2,657	26,437
National CineMedia, Inc.	4,891	14,526
Saga Communications, Inc., Class A	239	6,119
Scholastic Corp.	2,156	64,551
Sinclair Broadcast Group, Inc., Class A	3,711	68,505
TechTarget, Inc.*	1,630	48,949
TEGNA, Inc.	15,345	170,943
Tribune Publishing Co.	1,367	13,656
WideOpenWest, Inc.*	3,691	19,452

		942,342

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	3,044	40,546
Gogo, Inc. (x)*	3,561	11,253
Shenandoah Telecommunications Co.	3,370	166,107
Spok Holdings, Inc.	1,165	10,893

		228,799

Total Communication Services		3,122,689

Consumer Discretionary (12.4%)
Auto Components (0.6%)
Adient plc*	6,053	99,390
American Axle & Manufacturing Holdings, Inc.*	7,984	60,678
Cooper Tire & Rubber Co.	3,517	97,104
Cooper-Standard Holdings, Inc.*	1,326	17,570
Dana, Inc.	10,311	125,691
Dorman Products, Inc.*	1,846	123,811
Fox Factory Holding Corp.*	2,690	222,221
Gentex Corp.	3,900	100,503
Gentherm, Inc.*	2,178	84,724
Goodyear Tire & Rubber Co. (The)	16,420	146,877
LCI Industries	2,374	272,963
Modine Manufacturing Co.*	3,707	20,463
Motorcar Parts of America, Inc.*	1,182	20,886
Standard Motor Products, Inc.	1,441	59,369
Stoneridge, Inc.*	1,857	38,366
Tenneco, Inc., Class A*	3,208	24,252
Visteon Corp.*	1,925	131,863
Workhorse Group, Inc. (x)*	4,437	77,159
XPEL, Inc. (m)(x)*	1,161	18,158

		1,742,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Automobiles (1.0%)
Thor Industries, Inc.	26,537	$2,826,987
Winnebago Industries, Inc.	2,181	145,298

		2,972,285

Distributors (0.0%)
Core-Mark Holding Co., Inc.	3,118	77,809
Funko, Inc., Class A*	1,934	11,217
Greenlane Holdings, Inc., Class A (x)*	1,358	5,405
Weyco Group, Inc.	403	8,701

		103,132

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.*	3,570	111,205
American Public Education, Inc.*	1,000	29,600
Aspen Group, Inc.*	1,279	11,575
Carriage Services, Inc.	1,183	21,436
Collectors Universe, Inc.	688	23,585
Franchise Group, Inc.	1,338	29,275
Houghton Mifflin Harcourt Co.*	8,265	14,960
K12, Inc.*	2,709	73,793
Laureate Education, Inc., Class A*	7,512	74,857
OneSpaWorld Holdings Ltd. (x)	3,405	16,242
Perdoceo Education Corp.*	4,791	76,321
Regis Corp.*	1,835	15,010
Strategic Education, Inc.	1,530	235,085
Universal Technical Institute, Inc.*	2,011	13,976
Vivint Smart Home, Inc. (x)*	4,888	84,709
WW International, Inc.*	3,344	84,871

		916,500

Hotels, Restaurants & Leisure (3.6%)
Accel Entertainment, Inc.*	2,921	28,129
BBX Capital Corp.	3,675	9,334
Biglari Holdings, Inc., Class B*	56	3,863
BJ’s Restaurants, Inc.	1,383	28,960
Bloomin’ Brands, Inc.	6,044	64,429
Bluegreen Vacations Corp. (x)	414	2,244
Boyd Gaming Corp.	5,709	119,318
Brinker International, Inc.	3,086	74,064
Carrols Restaurant Group, Inc.*	2,724	13,184
Century Casinos, Inc.*	1,599	6,636
Cheesecake Factory, Inc. (The) (x)	3,096	70,960
Churchill Downs, Inc.	2,658	353,913
Chuy’s Holdings, Inc.*	1,036	15,416
Cracker Barrel Old Country Store, Inc.	1,697	188,214
Dave & Buster’s Entertainment, Inc. (x)	3,293	43,896
Del Taco Restaurants, Inc.*	1,764	10,460
Denny’s Corp.*	3,740	37,774
Dine Brands Global, Inc.	1,118	47,068
El Pollo Loco Holdings, Inc.*	1,270	18,745
Eldorado Resorts, Inc. (x)*	5,913	236,875
Everi Holdings, Inc.*	5,707	29,448
Fiesta Restaurant Group, Inc.*	1,345	8,581
GAN Ltd. (x)*	529	13,463
Golden Entertainment, Inc.*	989	8,822
Hilton Grand Vacations, Inc.*	5,972	116,753
International Game Technology plc	7,135	63,501
Jack in the Box, Inc.	58,619	4,343,082
Kura Sushi USA, Inc., Class A (x)*	202	2,885
Lindblad Expeditions Holdings, Inc.*	1,862	14,375
Marriott Vacations Worldwide Corp.	2,847	234,052
Monarch Casino & Resort, Inc.*	847	28,866
Nathan’s Famous, Inc.	161	9,055
Noodles & Co.*	2,242	13,564
Papa John’s International, Inc.	2,260	179,467
Penn National Gaming, Inc.*	9,363	285,946
PlayAGS, Inc.*	1,666	5,631
RCI Hospitality Holdings, Inc.	548	7,595
(Red Robin Gourmet Burgers, Inc. (x)*	757	7,721
Red Rock Resorts, Inc., Class A	4,603	50,219
Ruth’s Hospitality Group, Inc.	1,768	14,427
Scientific Games Corp., Class A*	4,117	63,649
SeaWorld Entertainment, Inc.*	3,572	52,901
Shake Shack, Inc., Class A (x)*	2,458	130,225
Target Hospitality Corp. (x)*	1,897	3,206
Texas Roadhouse, Inc.	4,572	240,350
Twin River Worldwide Holdings, Inc.	1,252	27,907
Wingstop, Inc.	2,063	286,695
Wyndham Hotels & Resorts, Inc.	79,057	3,369,409

		10,985,277

Household Durables (1.2%)
Beazer Homes USA, Inc.*	1,767	17,794
Casper Sleep, Inc. (x)*	857	7,687
Cavco Industries, Inc.*	608	117,253
Century Communities, Inc.*	2,012	61,688
Ethan Allen Interiors, Inc.	1,777	21,022
GoPro, Inc., Class A (x)*	9,167	43,635
Green Brick Partners, Inc.*	1,435	17,005
Hamilton Beach Brands Holding Co., Class A	693	8,247
Helen of Troy Ltd.*	1,763	332,431
Hooker Furniture Corp.	852	16,571
Installed Building Products, Inc.*	1,610	110,736
iRobot Corp. (x)*	1,945	163,185
KB Home	6,168	189,234
La-Z-Boy, Inc.	3,196	86,484
Legacy Housing Corp.*	553	7,864
LGI Homes, Inc.*	1,556	136,975
Lifetime Brands, Inc.	653	4,388
Lovesac Co. (The) (x)*	629	16,499
M.D.C. Holdings, Inc.	3,602	128,591
M/I Homes, Inc.*	28,192	970,932
Meritage Homes Corp.*	2,590	197,151
Purple Innovation, Inc.*	1,025	18,450
Skyline Champion Corp.*	3,800	92,492
Sonos, Inc.*	5,606	82,016
Taylor Morrison Home Corp., Class A*	8,885	171,392
TopBuild Corp.*	2,316	263,491
TRI Pointe Group, Inc.*	9,185	134,928
Tupperware Brands Corp. (x)	3,718	17,660
Turtle Beach Corp.*	962	14,161
Universal Electronics, Inc.*	936	43,823
VOXX International Corp. (x)*	1,456	8,416

		3,502,201

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,796	$35,956
Duluth Holdings, Inc., Class B (x)*	1,125	8,291
Groupon, Inc.*	1,607	29,119
Lands’ End, Inc.*	986	7,927
Liquidity Services, Inc.*	1,796	10,704
Overstock.com, Inc. (x)*	2,820	80,173
PetMed Express, Inc.	1,418	50,538
Quotient Technology, Inc.*	6,064	44,388
RealReal, Inc. (The)*	4,377	55,982
Rubicon Project, Inc. (The)*	7,365	49,125
Shutterstock, Inc.	1,333	46,615
Stamps.com, Inc.*	1,154	211,978
Stitch Fix, Inc., Class A (x)*	3,937	98,189
US Auto Parts Network, Inc.*	1,532	13,267
Waitr Holdings, Inc. (x)*	5,378	14,144

		756,396

Leisure Products (2.1%)
Acushnet Holdings Corp.	2,411	83,879
BRP, Inc.	7,901	336,968
Brunswick Corp.	51,003	3,264,702
Callaway Golf Co.	115,666	2,025,312
Clarus Corp.	1,306	15,123
Escalade, Inc.	841	11,740
Johnson Outdoors, Inc., Class A	377	34,314
Malibu Boats, Inc., Class A*	1,408	73,146
Marine Products Corp.	412	5,706
MasterCraft Boat Holdings, Inc.*	1,297	24,708
Nautilus, Inc.*	2,073	19,217
Smith & Wesson Brands, Inc.*	3,850	82,852
Sturm Ruger & Co., Inc.	1,200	91,200
Vista Outdoor, Inc.*	4,083	58,999
YETI Holdings, Inc.*	5,167	220,786

		6,348,652

Multiline Retail (0.1%)
Big Lots, Inc.	2,787	117,054
Dillard’s, Inc., Class A (x)	499	12,869
Macy’s, Inc.	7,952	54,710

		184,633

Specialty Retail (1.6%)
Aaron’s, Inc.	4,749	215,605
Abercrombie & Fitch Co., Class A	4,425	47,082
American Eagle Outfitters, Inc.	10,716	116,804
America’s Car-Mart, Inc.*	429	37,696
Asbury Automotive Group, Inc.*	1,387	107,257
At Home Group, Inc. (x)*	3,492	22,663
Bed Bath & Beyond, Inc. (x)	8,979	95,177
Boot Barn Holdings, Inc.*	45,729	985,917
Buckle, Inc. (The)	2,074	32,520
Caleres, Inc.	3,015	25,145
Camping World Holdings, Inc., Class A (x)	2,321	63,038
Cato Corp. (The), Class A	1,673	13,685
Chico’s FAS, Inc.	10,027	13,837
Children’s Place, Inc. (The) (x)	1,024	38,318
Citi Trends, Inc.	846	17,106
Conn’s, Inc. (x)*	1,259	12,703
Container Store Group, Inc. (The) (x)*	895	2,900
Designer Brands, Inc., Class A	4,580	31,007
Envela Corp.*	879	5,362
Express, Inc. (x)*	4,082	6,286
GameStop Corp., Class A (x)*	3,927	17,043
Genesco, Inc.*	1,049	22,721
Group 1 Automotive, Inc.	12,643	834,059
GrowGeneration Corp.*	2,017	13,796
Guess?, Inc.	3,304	31,950
Haverty Furniture Cos., Inc.	1,282	20,512
Hibbett Sports, Inc.*	1,139	23,851
Hudson Ltd., Class A*	3,182	15,496
Lithia Motors, Inc., Class A	1,559	235,924
Lumber Liquidators Holdings, Inc. (x)*	2,051	28,427
MarineMax, Inc.*	1,537	34,413
Michaels Cos., Inc. (The) (x)*	5,278	37,316
Monro, Inc.	2,332	128,120
Murphy USA, Inc.*	1,932	217,524
National Vision Holdings, Inc.*	5,622	171,583
Office Depot, Inc.	37,514	88,158
OneWater Marine, Inc., Class A (x)*	435	10,562
Rent-A-Center, Inc.	3,411	94,894
RH*	1,175	292,458
Sally Beauty Holdings, Inc.*	8,080	101,242
Shoe Carnival, Inc. (x)	738	21,601
Signet Jewelers Ltd.	3,643	37,414
Sleep Number Corp.*	1,920	79,949
Sonic Automotive, Inc., Class A	1,683	53,705
Sportsman’s Warehouse Holdings, Inc.*	3,065	43,676
Tilly’s, Inc., Class A	1,792	10,161
Urban Outfitters, Inc.*	4,901	74,593
Winmark Corp.	207	35,447
Zumiez, Inc.*	1,504	41,180

		4,707,883

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.	45,921	3,705,825
Crocs, Inc.*	4,724	173,938
Deckers Outdoor Corp.*	1,953	383,550
Fossil Group, Inc.*	3,596	16,721
G-III Apparel Group Ltd.*	3,182	42,289
Kontoor Brands, Inc. (x)	3,624	64,543
Lakeland Industries, Inc. (x)*	519	11,641
Movado Group, Inc.	1,290	13,983
Oxford Industries, Inc.	1,202	52,900
Rocky Brands, Inc.	560	11,514
Steven Madden Ltd.	5,821	143,720
Superior Group of Cos., Inc.	664	8,898
Unifi, Inc.*	21,142	272,309
Vera Bradley, Inc.*	1,302	5,781
Wolverine World Wide, Inc.	5,648	134,479

		5,042,091

Total Consumer Discretionary		37,261,098

Consumer Staples (3.4%)
Beverages (0.1%)
Celsius Holdings, Inc.*	2,395	28,189
Coca-Cola Consolidated, Inc.	323	74,028
Craft Brew Alliance, Inc. (x)*	776	11,943
MGP Ingredients, Inc.	923	33,879

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
National Beverage Corp.*	830	$50,646
New Age Beverages Corp. (x)*	6,455	9,876
Primo Water Corp.	10,937	150,384

		358,945

Food & Staples Retailing (1.3%)
Andersons, Inc. (The)	2,193	30,176
BJ’s Wholesale Club Holdings, Inc.*	89,464	3,334,323
Chefs’ Warehouse, Inc. (The)*	1,824	24,770
HF Foods Group, Inc. (x)*	2,520	22,806
Ingles Markets, Inc., Class A	965	41,563
Natural Grocers by Vitamin Cottage, Inc.	543	8,080
Performance Food Group Co.*	9,169	267,185
PriceSmart, Inc.	1,606	96,890
Rite Aid Corp. (x)*	3,833	65,391
SpartanNash Co.	2,464	52,360
United Natural Foods, Inc.*	3,674	66,903
Village Super Market, Inc., Class A	649	17,990
Weis Markets, Inc.	635	31,826

		4,060,263

Food Products (1.7%)
Alico, Inc.	403	12,558
B&G Foods, Inc. (x)	4,494	109,564
Bridgford Foods Corp.*	99	1,639
Calavo Growers, Inc.	1,176	73,982
Cal-Maine Foods, Inc.*	2,169	96,477
Darling Ingredients, Inc.*	11,288	277,911
Farmer Bros Co.*	1,163	8,536
Fresh Del Monte Produce, Inc.	2,109	51,924
Freshpet, Inc.*	2,702	226,049
Glanbia plc (London Stock Exchange)	31,500	348,621
Glanbia plc (Turquoise Stock Exchange)	182,062	2,060,047
Hostess Brands, Inc.*	8,241	100,705
J & J Snack Foods Corp.	1,038	131,961
John B Sanfilippo & Son, Inc.	634	54,099
Lancaster Colony Corp.	1,314	203,657
Landec Corp.*	1,852	14,742
Limoneira Co.	1,176	17,040
Maple Leaf Foods, Inc.	41,547	872,499
Sanderson Farms, Inc.	1,410	163,405
Seneca Foods Corp., Class A*	393	13,287
Simply Good Foods Co. (The)*	5,951	110,570
Tootsie Roll Industries, Inc.	1,086	37,217

		4,986,490

Household Products (0.1%)
Central Garden & Pet Co.*	653	23,501
Central Garden & Pet Co., Class A*	2,772	93,666
Oil-Dri Corp. of America	298	10,341
WD-40 Co.	939	186,204

		313,712

Personal Products (0.1%)
BellRing Brands, Inc., Class A*	2,754	54,915
Edgewell Personal Care Co.*	3,740	116,538
elf Beauty, Inc.*	1,890	36,042
Inter Parfums, Inc.	1,253	60,332
Lifevantage Corp.*	803	10,857
Medifast, Inc. (x)	792	109,906
Nature’s Sunshine Products, Inc.*	420	3,784
Revlon, Inc., Class A (x)*	477	4,722
USANA Health Sciences, Inc.*	806	59,185
Veru, Inc.*	3,452	11,530

		467,811

Tobacco (0.1%)
Turning Point Brands, Inc.	625	15,569
Universal Corp.	1,762	74,902
Vector Group Ltd.	9,435	94,916

		185,387

Total Consumer Staples		10,372,608

Energy (1.5%)
Energy Equipment & Services (0.5%)
Archrock, Inc.	9,478	61,512
Aspen Aerogels, Inc.*	1,446	9,515
Bristow Group, Inc.*	390	5,433
Cactus, Inc., Class A	3,368	69,482
ChampionX Corp.*	13,054	127,407
DMC Global, Inc.	1,030	28,428
Dril-Quip, Inc.*	2,397	71,407
Exterran Corp.*	1,815	9,783
Frank’s International NV*	11,039	24,617
Helix Energy Solutions Group, Inc.*	10,503	36,445
Hunting plc	158,477	416,970
Liberty Oilfield Services, Inc., Class A (x)	4,651	25,487
Matrix Service Co.*	1,662	16,155
Nabors Industries Ltd. (x)	426	15,770
National Energy Services Reunited Corp.*	1,362	9,371
Natural Gas Services Group, Inc. (x)*	30,184	189,254
Newpark Resources, Inc.*	7,239	16,143
NexTier Oilfield Solutions, Inc.*	11,679	28,613
Oceaneering International, Inc.*	7,175	45,848
Oil States International, Inc.*	4,390	20,852
Patterson-UTI Energy, Inc.	6,709	23,280
ProPetro Holding Corp.*	6,026	30,974
RPC, Inc.*	4,508	13,885
SEACOR Holdings, Inc.*	1,374	38,912
Select Energy Services, Inc., Class A*	4,404	21,580
Solaris Oilfield Infrastructure, Inc., Class A	2,216	16,443
Tidewater, Inc.*	2,316	12,946
Transocean Ltd. (x)*	41,169	75,339
US Silica Holdings, Inc.	5,333	19,252

		1,481,103

Oil, Gas & Consumable Fuels (1.0%)
Adams Resources & Energy, Inc.	163	4,364
Antero Resources Corp.*	17,085	43,396
Arch Resources, Inc. (x)	1,097	31,166
Ardmore Shipping Corp.	2,009	8,719
Berry Corp.	4,919	23,759
Bonanza Creek Energy, Inc.*	1,419	21,030
Brigham Minerals, Inc., Class A	2,172	26,824
California Resources Corp. (x)*	2,986	3,643

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Clean Energy Fuels Corp.*	8,412	$18,675
CNX Resources Corp.*	12,842	111,083
Comstock Resources, Inc.*	1,680	7,358
CONSOL Energy, Inc.*	1,958	9,927
Contango Oil & Gas Co. (x)*	6,323	14,480
Crescent Point Energy Corp. (x)	715,700	1,159,797
CVR Energy, Inc.	2,271	45,670
Delek US Holdings, Inc.	4,441	77,318
DHT Holdings, Inc.	7,647	39,229
Diamond S Shipping, Inc., Class S*	1,925	15,381
Dorian LPG Ltd.*	2,429	18,800
Earthstone Energy, Inc., Class A*	1,120	3,181
Energy Fuels, Inc. (x)*	7,900	11,929
Evolution Petroleum Corp.	1,561	4,371
Falcon Minerals Corp. (x)	3,438	11,002
Frontline Ltd.	8,254	57,613
Golar LNG Ltd. (x)*	6,256	45,293
Goodrich Petroleum Corp.*	431	3,103
Green Plains, Inc. (x)*	2,434	24,863
Gulfport Energy Corp. (x)*	9,867	10,755
International Seaways, Inc.	1,753	28,644
Kosmos Energy Ltd.	28,533	47,365
Magnolia Oil & Gas Corp., Class A*	8,936	54,152
Matador Resources Co. (x)*	7,810	66,385
Montage Resources Corp.*	1,229	4,855
NACCO Industries, Inc., Class A	221	5,149
NextDecade Corp. (x)*	656	1,417
Nordic American Tankers Ltd. (x)	9,759	39,622
Overseas Shipholding Group, Inc., Class A*	4,918	9,147
Ovintiv, Inc.	18,367	175,405
Par Pacific Holdings, Inc.*	2,664	23,949
PBF Energy, Inc., Class A	6,842	70,062
PDC Energy, Inc.*	7,073	87,988
Peabody Energy Corp.	4,163	11,989
Penn Virginia Corp.*	856	8,158
PrimeEnergy Resources Corp.*	30	2,133
Range Resources Corp. (x)	14,992	84,405
Renewable Energy Group, Inc.*	2,686	66,559
REX American Resources Corp.*	400	27,748
Scorpio Tankers, Inc.	3,587	45,949
SFL Corp. Ltd.	6,604	61,351
SM Energy Co.	8,130	30,487
Southwestern Energy Co.*	37,500	96,000
Talos Energy, Inc.*	860	7,912
Tellurian, Inc. (x)*	10,551	12,134
Uranium Energy Corp. (x)*	10,862	9,534
W&T Offshore, Inc. (x)*	7,286	16,612
Whiting Petroleum Corp. (x)*	5,541	6,261
World Fuel Services Corp.	4,308	110,974

		3,065,075

Total Energy		4,546,178

Financials (20.1%)
Banks (9.8%)
1st Constitution Bancorp	825	10,230
1st Source Corp.	1,303	46,361
ACNB Corp.	594	15,551
Allegiance Bancshares, Inc.	1,321	33,540
Amalgamated Bank, Class A	1,113	14,068
Amerant Bancorp, Inc.*	1,708	25,688
American National Bankshares, Inc.	694	17,378
Ameris Bancorp	4,632	109,269
Ames National Corp.	559	11,035
Arrow Financial Corp.	992	29,492
Atlantic Capital Bancshares, Inc.*	1,619	19,687
Atlantic Union Bankshares Corp.	34,625	801,915
Auburn National BanCorp, Inc.	168	9,591
Banc of California, Inc.	3,258	35,284
BancFirst Corp.	1,443	58,543
Bancorp, Inc. (The)*	3,788	37,122
BancorpSouth Bank	7,062	160,590
Bank First Corp. (x)	430	27,563
Bank of Commerce Holdings	1,070	8,111
Bank of Marin Bancorp	979	32,630
Bank of NT Butterfield & Son Ltd. (The)	3,770	91,950
Bank of Princeton (The)	312	6,265
Bank7 Corp.	212	2,301
BankFinancial Corp.	801	6,728
BankUnited, Inc.	6,517	131,969
Bankwell Financial Group, Inc.	446	7,091
Banner Corp.	1,955	74,290
Bar Harbor Bankshares	1,196	26,778
Baycom Corp.*	865	11,167
BCB Bancorp, Inc.	881	8,176
Berkshire Hills Bancorp, Inc.	3,215	35,429
Boston Private Financial Holdings, Inc.	4,719	32,467
Bridge Bancorp, Inc.	1,324	30,240
Brookline Bancorp, Inc.	4,472	45,078
Bryn Mawr Bank Corp.	59,712	1,651,634
Business First Bancshares, Inc.	965	14,813
Byline Bancorp, Inc.	1,810	23,711
C&F Financial Corp.	197	6,550
Cadence Bancorp	7,638	67,673
California Bancorp, Inc.*	530	7,897
Cambridge Bancorp	467	27,665
Camden National Corp.	1,139	39,341
Capital Bancorp, Inc.*	398	4,259
Capital City Bank Group, Inc.	1,098	23,003
Capstar Financial Holdings, Inc.	1,302	15,624
Carter Bank & Trust	1,429	11,532
Cathay General Bancorp	5,610	147,543
CB Financial Services, Inc.	353	7,702
CBTX, Inc.	1,365	28,665
Central Pacific Financial Corp.	1,489	23,869
Central Valley Community Bancorp	767	11,804
Century Bancorp, Inc., Class A	179	13,912
Chemung Financial Corp.	243	6,634
ChoiceOne Financial Services, Inc. (x)	484	14,307
CIT Group, Inc.	6,949	144,053
Citizens & Northern Corp.	969	20,010
Citizens Holding Co.	320	8,000
City Holding Co.	1,079	70,318
Civista Bancshares, Inc.	1,086	16,724
CNB Financial Corp.	1,118	20,046
Coastal Financial Corp.*	693	10,062

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Codorus Valley Bancorp, Inc.	562	$7,772
Colony Bankcorp, Inc.	427	5,026
Columbia Banking System, Inc.	126,984	3,599,361
Community Bank System, Inc.	3,474	198,087
Community Bankers Trust Corp.	1,280	7,040
Community Financial Corp. (The)	281	6,856
Community Trust Bancorp, Inc.	1,142	37,412
ConnectOne Bancorp, Inc.	2,734	44,072
County Bancorp, Inc.	359	7,514
CrossFirst Bankshares, Inc.*	3,342	32,685
Customers Bancorp, Inc.*	2,003	24,076
CVB Financial Corp.	8,936	167,461
Delmar Bancorp	656	4,310
Dime Community Bancshares, Inc.	1,954	26,828
Eagle Bancorp Montana, Inc.	466	8,099
Eagle Bancorp, Inc.	1,984	64,976
Enterprise Bancorp, Inc.	546	13,006
Enterprise Financial Services Corp.	1,732	53,900
Equity Bancshares, Inc., Class A*	943	16,446
Esquire Financial Holdings, Inc.*	366	6,185
Evans Bancorp, Inc.	295	6,862
Farmers & Merchants Bancorp, Inc.	787	16,716
Farmers National Banc Corp.	1,943	23,044
FB Financial Corp.	1,281	31,730
Fidelity D&D Bancorp, Inc. (x)	278	13,369
Financial Institutions, Inc.	1,282	23,858
First Bancorp (Nasdaq Stock Exchange)	2,202	55,226
First Bancorp (Quotrix Stock Exchange)	14,692	82,128
First Bancorp, Inc. (The)	677	14,691
First Bancshares, Inc. (The)	1,381	31,072
First Bank	927	6,044
First Busey Corp.	4,074	75,980
First Business Financial Services, Inc.	599	9,854
First Capital, Inc. (x)	236	16,395
First Choice Bancorp	837	13,710
First Commonwealth Financial Corp.	5,664	46,898
First Community Bankshares, Inc.	1,340	30,083
First Community Corp. (x)	518	7,848
First Financial Bancorp	5,693	79,076
First Financial Bankshares, Inc. (x)	9,047	261,368
First Financial Corp.	982	36,177
First Foundation, Inc.	2,765	45,180
First Guaranty Bancshares, Inc.	278	3,400
First Horizon National Corp.	364,338	3,628,806
First Internet Bancorp	789	13,113
First Interstate BancSystem, Inc., Class A	3,034	93,933
First Merchants Corp.	3,884	107,082
First Mid Bancshares, Inc.	1,139	29,876
First Midwest Bancorp, Inc.	7,777	103,823
First Northwest Bancorp	672	8,346
First of Long Island Corp. (The)	75,072	1,226,676
First Savings Financial Group, Inc.	133	5,763
First United Corp.	497	6,630
First Western Financial, Inc.*	431	6,142
Flushing Financial Corp.	2,207	25,425
FNCB Bancorp, Inc.	983	5,652
Franklin Financial Network, Inc.	820	21,115
Franklin Financial Services Corp.	241	6,242
Fulton Financial Corp.	11,517	121,274
FVCBankcorp, Inc.*	697	7,500
German American Bancorp, Inc.	40,602	1,262,722
Glacier Bancorp, Inc.	30,300	1,069,287
Great Southern Bancorp, Inc.	870	35,113
Great Western Bancorp, Inc.	3,079	42,367
Guaranty Bancshares, Inc.	507	13,116
Hancock Whitney Corp.	6,303	133,624
Hanmi Financial Corp.	1,613	15,662
HarborOne Bancorp, Inc.*	3,677	31,402
Hawthorn Bancshares, Inc.	338	6,655
HBT Financial, Inc.	834	11,117
Heartland Financial USA, Inc.	2,522	84,336
Heritage Commerce Corp.	4,301	32,279
Heritage Financial Corp.	2,390	47,800
Hilltop Holdings, Inc.	5,099	94,077
Home BancShares, Inc.	11,039	169,780
HomeTrust Bancshares, Inc.	1,276	20,416
Hope Bancorp, Inc.	7,294	67,251
Horizon Bancorp, Inc.	3,243	34,668
Howard Bancorp, Inc.*	723	7,678
IBERIABANK Corp.	3,816	173,781
Independent Bank Corp./MA	2,008	134,717
Independent Bank Corp./MI	1,654	24,562
Independent Bank Group, Inc.	2,618	106,081
International Bancshares Corp.	3,846	123,149
Investar Holding Corp.	604	8,758
Investors Bancorp, Inc.	16,437	139,714
Lakeland Bancorp, Inc.	4,186	47,846
Lakeland Financial Corp. (x)	62,035	2,890,211
Landmark Bancorp, Inc.	269	6,647
LCNB Corp.	973	15,529
Level One Bancorp, Inc.	291	4,871
Limestone Bancorp, Inc.*	352	4,629
Live Oak Bancshares, Inc.	1,933	28,048
Macatawa Bank Corp.	2,587	20,230
Mackinac Financial Corp.	529	5,486
MainStreet Bancshares, Inc.*	408	5,386
Mercantile Bank Corp.	1,245	28,137
Meridian Corp.*	376	5,960
Metrocity Bankshares, Inc. (x)	1,245	17,841
Metropolitan Bank Holding Corp.*	530	17,002
Mid Penn Bancorp, Inc.	396	7,298
Middlefield Banc Corp.	427	8,860
Midland States Bancorp, Inc.	1,814	27,119
MidWestOne Financial Group, Inc.	1,067	21,340
MVB Financial Corp.	542	7,209
National Bank Holdings Corp., Class A	2,019	54,513
National Bankshares, Inc.	503	14,386
NBT Bancorp, Inc.	2,922	89,881
Nicolet Bankshares, Inc.*	652	35,730
Northeast Bank	384	6,739
Northrim BanCorp, Inc.	571	14,355
Norwood Financial Corp.	351	8,701
Oak Valley Bancorp	404	5,123
OceanFirst Financial Corp.	4,245	74,839
OFG Bancorp	3,535	47,263

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ohio Valley Banc Corp.	244	$5,502
Old National Bancorp	9,917	136,458
Old Second Bancorp, Inc.	2,338	18,190
Origin Bancorp, Inc.	1,610	35,420
Orrstown Financial Services, Inc.	916	13,511
Pacific Premier Bancorp, Inc.	6,204	134,503
Park National Corp.	1,024	72,069
Parke Bancorp, Inc.	868	11,761
PCB Bancorp	711	7,323
Peapack-Gladstone Financial Corp.	1,327	24,855
Penns Woods Bancorp, Inc.	474	10,765
Peoples Bancorp of North Carolina, Inc.	278	4,912
Peoples Bancorp, Inc.	33,114	704,666
Peoples Financial Services Corp.	531	20,279
People’s Utah Bancorp	1,245	27,975
Plumas Bancorp (x)	343	7,587
Preferred Bank	980	41,993
Premier Financial Bancorp, Inc.	855	10,961
Professional Holding Corp., Class A*	340	4,719
QCR Holdings, Inc.	1,077	33,581
RBB Bancorp	1,319	18,004
Red River Bancshares, Inc.	296	12,991
Reliant Bancorp, Inc.	1,103	17,968
Renasant Corp.	3,925	97,732
Republic Bancorp, Inc., Class A	756	24,729
Republic First Bancorp, Inc.*	2,438	5,949
Richmond Mutual BanCorp, Inc.	789	8,868
S&T Bancorp, Inc.	2,601	60,993
Salisbury Bancorp, Inc.	182	7,460
Sandy Spring Bancorp, Inc.	3,434	85,095
SB Financial Group, Inc.	508	8,443
SB One Bancorp	741	14,598
Seacoast Banking Corp. of Florida*	3,455	70,482
Select Bancorp, Inc.*	873	7,106
ServisFirst Bancshares, Inc.	3,449	123,336
Shore Bancshares, Inc.	1,119	12,410
Sierra Bancorp	1,170	22,090
Silvergate Capital Corp., Class A (x)*	1,099	15,386
Simmons First National Corp., Class A	7,278	124,527
SmartFinancial, Inc.	1,108	17,927
South Plains Financial, Inc.	609	8,672
South State Corp.	41,623	1,983,775
Southern First Bancshares, Inc.*	477	13,218
Southern National Bancorp of Virginia, Inc.	1,557	15,087
Southside Bancshares, Inc.	2,194	60,818
Spirit of Texas Bancshares, Inc.*	818	10,070
Stock Yards Bancorp, Inc.	1,481	59,536
Summit Financial Group, Inc.	906	14,931
TCF Financial Corp.	1,834	53,956
Texas Capital Bancshares, Inc.*	3,570	110,206
Tompkins Financial Corp.	986	63,863
Towne Bank	4,822	90,846
TriCo Bancshares	10,110	307,850
TriState Capital Holdings, Inc.*	1,898	29,818
Triumph Bancorp, Inc.*	1,414	34,318
Trustmark Corp.	4,403	107,962
UMB Financial Corp.	3,087	159,135
United Bankshares, Inc.	8,693	240,448
United Community Banks, Inc.	4,638	93,317
United Security Bancshares	771	5,158
Unity Bancorp, Inc.	453	6,478
Univest Financial Corp.	2,321	37,461
Valley National Bancorp	28,373	221,877
Veritex Holdings, Inc.	3,200	56,640
Washington Trust Bancorp, Inc.	30,825	1,009,519
WesBanco, Inc.	4,640	94,238
West BanCorp, Inc.	1,304	22,807
Westamerica Bancorp	1,782	102,322

		29,638,888

Capital Markets (1.7%)
Artisan Partners Asset Management, Inc., Class A	3,825	124,313
Assetmark Financial Holdings, Inc.*	1,167	31,847
Associated Capital Group, Inc., Class A	145	5,320
B Riley Financial, Inc.	1,328	28,897
BGC Partners, Inc., Class A	10,148	27,806
Blucora, Inc.*	3,508	40,061
Brightsphere Investment Group, Inc.	4,208	52,432
Calamos Asset Management, Inc. (r)*	1,249	—
Cohen & Steers, Inc.	1,705	116,025
Cowen, Inc., Class A	1,763	28,578
Diamond Hill Investment Group, Inc.	212	24,098
Donnelley Financial Solutions, Inc.*	2,296	19,286
Federated Hermes, Inc., Class B	6,815	161,516
Focus Financial Partners, Inc., Class A*	2,163	71,487
GAIN Capital Holdings, Inc. (x)	1,174	7,067
GAMCO Investors, Inc., Class A	302	4,020
Greenhill & Co., Inc.	1,131	11,299
Hamilton Lane, Inc., Class A	1,486	100,112
Houlihan Lokey, Inc.	60,775	3,381,521
INTL. FCStone, Inc.*	1,177	64,735
Moelis & Co., Class A	3,716	115,791
Oppenheimer Holdings, Inc., Class A	616	13,423
Piper Sandler Cos.	1,251	74,009
PJT Partners, Inc., Class A	1,652	84,814
Pzena Investment Management, Inc., Class A	1,070	5,821
Safeguard Scientifics, Inc.	1,130	7,910
Sculptor Capital Management, Inc.	1,309	16,925
Siebert Financial Corp.*	369	1,867
Silvercrest Asset Management Group, Inc., Class A	787	10,003
Stifel Financial Corp.	4,711	223,443
Value Line, Inc.	76	2,051
Virtus Investment Partners, Inc.	518	60,238
Waddell & Reed Financial, Inc., Class A	4,681	72,602
Westwood Holdings Group, Inc.	484	7,623
WisdomTree Investments, Inc.	9,934	34,471

		5,031,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	363	$3,753
Curo Group Holdings Corp.	1,447	11,822
Encore Capital Group, Inc.*	2,132	72,872
Enova International, Inc.*	2,058	30,603
EZCORP, Inc., Class A*	3,157	19,889
FirstCash, Inc.	2,836	191,373
Green Dot Corp., Class A*	3,557	174,578
LendingClub Corp.*	4,855	22,090
Navient Corp.	13,831	97,232
Nelnet, Inc., Class A	1,235	58,959
Oportun Financial Corp.*	1,359	18,265
PRA Group, Inc.*	3,102	119,923
Regional Management Corp.*	516	9,138
World Acceptance Corp. (x)*	350	22,932

		853,429

Diversified Financial Services (0.1%)
Alerus Financial Corp. (x)	1,066	21,064
A-Mark Precious Metals, Inc.*	329	6,268
Banco Latinoamericano de Comercio Exterior SA, Class E	2,333	26,830
Cannae Holdings, Inc.*	5,914	243,065
GWG Holdings, Inc. (x)*	317	2,431
Marlin Business Services Corp.	581	4,915
SWK Holdings Corp.*	278	3,331

		307,904

Insurance (6.7%)
Ambac Financial Group, Inc.*	3,236	46,340
American Equity Investment Life Holding Co.	6,171	152,485
AMERISAFE, Inc.	1,308	79,997
Argo Group International Holdings Ltd.	2,370	82,547
Benefytt Technologies, Inc., Class A (x)*	780	15,959
BRP Group, Inc., Class A*	1,438	24,834
Citizens, Inc. (x)*	3,175	19,018
CNO Financial Group, Inc.	205,613	3,201,394
Crawford & Co., Class A	950	7,495
Donegal Group, Inc., Class A	909	12,926
eHealth, Inc.*	1,782	175,064
Employers Holdings, Inc.	1,695	51,104
Enstar Group Ltd.*	852	130,160
FBL Financial Group, Inc., Class A	747	26,810
FedNat Holding Co.	985	10,904
Genworth Financial, Inc., Class A*	34,979	80,801
Global Indemnity Ltd.	518	12,401
Goosehead Insurance, Inc., Class A*	901	67,719
Greenlight Capital Re Ltd., Class A (x)*	2,135	13,920
Hanover Insurance Group, Inc. (The)	41,027	4,157,266
HCI Group, Inc.	449	20,735
Heritage Insurance Holdings, Inc.	1,934	25,316
Horace Mann Educators Corp.	113,077	4,153,318
Independence Holding Co.	336	10,278
Investors Title Co.	94	11,404
James River Group Holdings Ltd.	2,027	91,215
Kinsale Capital Group, Inc.	1,451	225,210
MBIA, Inc.*	4,912	35,612
National General Holdings Corp.	4,750	102,647
National Western Life Group, Inc., Class A	188	38,200
NI Holdings, Inc.*	634	9,364
Old Republic International Corp.	257,641	4,202,125
Palomar Holdings, Inc.*	1,273	109,172
ProAssurance Corp.	3,649	52,801
ProSight Global, Inc.*	547	4,868
Protective Insurance Corp., Class B	553	8,334
RLI Corp.	2,748	225,611
Safety Insurance Group, Inc.	1,011	77,099
Selective Insurance Group, Inc.	39,788	2,098,419
State Auto Financial Corp.	1,208	21,563
Stewart Information Services Corp.	1,325	43,076
Third Point Reinsurance Ltd.*	5,607	42,109
Tiptree, Inc.	1,537	9,914
Trupanion, Inc. (x)*	2,083	88,923
United Fire Group, Inc.	1,577	43,699
United Insurance Holdings Corp.	1,251	9,783
Universal Insurance Holdings, Inc.	1,857	32,962
Watford Holdings Ltd.*	1,153	19,244

		20,182,145

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Anworth Mortgage Asset Corp. (REIT)	7,865	13,370
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,670	104,673
Arbor Realty Trust, Inc. (REIT) (x)	7,242	66,916
Ares Commercial Real Estate Corp. (REIT)	2,344	21,377
Arlington Asset Investment Corp. (REIT), Class A	3,379	10,036
ARMOUR Residential REIT, Inc. (REIT)	4,556	42,781
Blackstone Mortgage Trust, Inc. (REIT), Class A	9,590	231,023
Broadmark Realty Capital, Inc. (REIT) (x)	8,987	85,107
Capstead Mortgage Corp. (REIT)	6,667	36,602
Cherry Hill Mortgage Investment Corp. (REIT)	919	8,289
Chimera Investment Corp. (REIT)	13,479	129,533
Colony Credit Real Estate, Inc. (REIT)	5,984	42,008
Dynex Capital, Inc. (REIT) (x)	1,377	19,691
Ellington Financial, Inc. (REIT)	2,888	34,021
Ellington Residential Mortgage REIT (REIT) (x)	638	6,571
Granite Point Mortgage Trust, Inc. (REIT)	3,867	27,765
Great Ajax Corp. (REIT)	1,495	13,754
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,947	140,792
Invesco Mortgage Capital, Inc. (REIT) (x)	10,796	40,378
KKR Real Estate Finance Trust, Inc. (REIT)	1,986	32,928
Ladder Capital Corp. (REIT)	7,576	61,365
MFA Financial, Inc. (REIT) (x)	31,896	79,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
New York Mortgage Trust, Inc. (REIT)	26,116	$68,163
Orchid Island Capital, Inc. (REIT) (x)	4,753	22,387
PennyMac Mortgage Investment Trust (REIT)‡	6,765	118,590
Ready Capital Corp. (REIT)	2,803	24,358
Redwood Trust, Inc. (REIT)	7,955	55,685
TPG RE Finance Trust, Inc. (REIT)	4,231	36,387
Two Harbors Investment Corp. (REIT)	19,302	97,282
Western Asset Mortgage Capital Corp. (REIT) (x)	3,158	8,653

		1,679,906

Thrifts & Mortgage Finance (0.9%)
Axos Financial, Inc.*	3,957	87,371
Bogota Financial Corp.*	461	4,029
Bridgewater Bancshares, Inc.*	1,480	15,170
Capitol Federal Financial, Inc.	9,073	99,894
Columbia Financial, Inc.*	3,410	47,587
ESSA Bancorp, Inc.	543	7,559
Essent Group Ltd.	7,161	259,729
Federal Agricultural Mortgage Corp., Class C	627	40,134
Flagstar Bancorp, Inc.	2,525	74,311
FS Bancorp, Inc.	251	9,681
Greene County Bancorp, Inc.	158	3,523
Hingham Institution For Savings (The)	90	15,100
Home Bancorp, Inc.	501	13,402
HomeStreet, Inc.	1,289	31,722
Kearny Financial Corp.	5,344	43,714
Luther Burbank Corp.	1,210	12,100
Merchants Bancorp	495	9,153
Meridian Bancorp, Inc.	3,228	37,445
Meta Financial Group, Inc.	2,145	38,975
MMA Capital Holdings, Inc.*	281	6,497
Mr Cooper Group, Inc.*	5,269	65,546
NMI Holdings, Inc., Class A*	4,597	73,920
Northfield Bancorp, Inc.	3,248	37,417
Northwest Bancshares, Inc.	7,831	80,072
Oconee Federal Financial Corp.	135	3,479
OP Bancorp	745	5,140
PCSB Financial Corp.	1,195	15,153
PDL Community Bancorp*	441	4,489
PennyMac Financial Services, Inc.‡	3,167	132,349
Pioneer Bancorp, Inc.*	663	6,066
Premier Financial Corp.	2,607	46,066
Provident Bancorp, Inc.	511	4,016
Provident Financial Holdings, Inc.	336	4,506
Provident Financial Services, Inc.	4,178	60,372
Prudential Bancorp, Inc.	482	5,803
Radian Group, Inc.	13,468	208,889
Riverview Bancorp, Inc.	1,856	10,486
Security National Financial Corp., Class A*	623	4,202
Southern Missouri Bancorp, Inc.	452	10,984
Standard AVB Financial Corp. (x)	282	6,542
Sterling Bancorp, Inc.	1,005	3,598
Territorial Bancorp, Inc.	519	12,347
Timberland Bancorp, Inc.	426	7,757
TrustCo Bank Corp.	111,619	706,548
Walker & Dunlop, Inc.	1,995	101,366
Washington Federal, Inc.	5,322	142,842
Waterstone Financial, Inc.	1,796	26,635
Western New England Bancorp, Inc.	1,448	8,384
WSFS Financial Corp.	3,550	101,885

		2,753,955

Total Financials		60,447,638

Health Care (10.0%)
Biotechnology (4.5%)
89bio, Inc. (x)*	177	3,528
Abeona Therapeutics, Inc.*	4,726	13,776
ADMA Biologics, Inc. (x)*	3,798	11,128
Aduro Biotech, Inc.*	5,218	12,054
Adverum Biotechnologies, Inc.*	5,103	106,551
Aeglea BioTherapeutics, Inc.*	2,924	27,047
Affimed NV*	4,865	22,452
Agenus, Inc. (x)*	9,633	37,858
Aimmune Therapeutics, Inc. (x)*	3,327	55,594
Akcea Therapeutics, Inc. (x)*	1,170	16,029
Akebia Therapeutics, Inc.*	9,100	123,578
Akero Therapeutics, Inc.*	780	19,438
Albireo Pharma, Inc. (x)*	927	24,556
Alector, Inc.*	3,231	78,966
Allakos, Inc. (x)*	1,701	122,234
Allogene Therapeutics, Inc.*	3,388	145,074
Amicus Therapeutics, Inc.*	17,825	268,801
AnaptysBio, Inc.*	1,507	33,666
Anavex Life Sciences Corp. (x)*	3,910	19,237
Anika Therapeutics, Inc.*	967	36,485
Apellis Pharmaceuticals, Inc.*	4,193	136,943
Applied Genetic Technologies Corp.*	1,632	9,041
Applied Therapeutics, Inc. (x)*	932	33,692
Aprea Therapeutics, Inc.*	502	19,468
Aptinyx, Inc.*	1,691	7,051
Aravive, Inc. (x)*	849	9,882
Arcturus Therapeutics Holdings, Inc.*	911	42,580
Arcus Biosciences, Inc.*	2,235	55,294
Arcutis Biotherapeutics, Inc.*	647	19,565
Ardelyx, Inc.*	5,102	35,306
Arena Pharmaceuticals, Inc.*	3,928	247,268
Arrowhead Pharmaceuticals, Inc.*	7,007	302,632
Assembly Biosciences, Inc.*	2,143	49,975
Atara Biotherapeutics, Inc.*	4,060	59,154
Athenex, Inc. (x)*	5,151	70,878
Athersys, Inc. (x)*	12,063	33,294
Atreca, Inc., Class A*	1,490	31,707
AVEO Pharmaceuticals, Inc.*	961	4,949
Avid Bioservices, Inc.*	4,039	26,516
Avrobio, Inc.*	2,159	37,675
Axcella Health, Inc.*	691	3,821
Beam Therapeutics, Inc.*	861	24,108
Beyondspring, Inc. (x)*	891	13,436
BioCryst Pharmaceuticals, Inc.*	10,713	51,047
Biohaven Pharmaceutical Holding Co. Ltd.*	3,291	240,605
BioSpecifics Technologies Corp.*	440	26,963
Bioxcel Therapeutics, Inc.*	739	39,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Black Diamond Therapeutics, Inc.*	829	$34,951
Blueprint Medicines Corp.*	3,784	295,152
BrainStorm Cell Therapeutics, Inc. (x)*	1,833	20,548
Bridgebio Pharma, Inc. (x)*	5,033	164,126
Cabaletta Bio, Inc.*	899	10,015
Calithera Biosciences, Inc.*	4,638	24,489
Calyxt, Inc. (x)*	536	2,642
CareDx, Inc.*	2,997	106,184
CASI Pharmaceuticals, Inc. (x)*	4,275	10,688
Castle Biosciences, Inc.*	699	26,345
Catabasis Pharmaceuticals, Inc.*	1,258	8,089
Catalyst Biosciences, Inc.*	1,233	7,238
Catalyst Pharmaceuticals, Inc.*	6,992	32,303
Cellular Biomedicine Group, Inc.*	916	13,713
CEL-SCI Corp. (x)*	2,254	33,630
Centogene NV*	312	7,139
Checkpoint Therapeutics, Inc.*	3,124	6,186
ChemoCentryx, Inc.*	3,107	178,777
Chimerix, Inc.*	3,934	12,195
Cidara Therapeutics, Inc.*	2,297	8,476
Clovis Oncology, Inc. (x)*	5,053	34,108
Cohbar, Inc. (m)(x)*	1,651	2,559
Coherus Biosciences, Inc.*	4,042	72,190
Concert Pharmaceuticals, Inc.*	2,037	20,268
Constellation Pharmaceuticals, Inc.*	1,888	56,734
ContraFect Corp. (x)*	950	6,070
Corbus Pharmaceuticals Holdings, Inc. (x)*	4,610	38,678
Cortexyme, Inc. (x)*	1,101	50,976
Crinetics Pharmaceuticals, Inc.*	1,885	33,025
Cue Biopharma, Inc.*	1,937	47,476
Cyclerion Therapeutics, Inc.*	1,356	8,014
Cytokinetics, Inc.*	3,836	90,415
CytomX Therapeutics, Inc.*	3,260	27,156
Deciphera Pharmaceuticals, Inc.*	2,611	155,929
Denali Therapeutics, Inc.*	4,383	105,981
DermTech, Inc.*	563	7,448
Dicerna Pharmaceuticals, Inc.*	4,532	115,113
Dyadic International, Inc.*	1,338	11,587
Dynavax Technologies Corp. (x)*	6,238	55,331
Eagle Pharmaceuticals, Inc.*	757	36,321
Editas Medicine, Inc.*	3,873	114,563
Eidos Therapeutics, Inc.*	783	37,326
Eiger BioPharmaceuticals, Inc.*	1,684	16,166
Emergent BioSolutions, Inc.*	3,116	246,413
Enanta Pharmaceuticals, Inc.*	1,331	66,830
Enochian Biosciences, Inc. (x)*	830	3,494
Epizyme, Inc.*	6,231	100,070
Esperion Therapeutics, Inc. (x)*	1,830	93,897
Evelo Biosciences, Inc. (x)*	754	3,695
Exicure, Inc.*	4,125	10,065
Fate Therapeutics, Inc.*	4,372	150,003
Fennec Pharmaceuticals, Inc.*	1,486	12,408
FibroGen, Inc.*	5,800	235,074
Five Prime Therapeutics, Inc.*	1,864	11,370
Flexion Therapeutics, Inc.*	2,390	31,429
Fortress Biotech, Inc.*	3,970	10,640
Frequency Therapeutics, Inc. (x)*	1,967	45,733
G1 Therapeutics, Inc.*	2,442	59,243
Galectin Therapeutics, Inc. (x)*	3,222	9,859
Galera Therapeutics, Inc.*	608	4,341
Genprex, Inc. (x)*	1,992	6,255
Geron Corp. (x)*	13,315	29,027
GlycoMimetics, Inc.*	2,173	8,170
Gossamer Bio, Inc.*	3,468	45,084
Gritstone Oncology, Inc.*	2,077	13,791
Halozyme Therapeutics, Inc.*	9,434	252,926
Harpoon Therapeutics, Inc.*	727	12,068
Heron Therapeutics, Inc.*	6,127	90,128
Homology Medicines, Inc.*	2,368	35,970
Hookipa Pharma, Inc.*	930	10,807
iBio, Inc.*	3,364	7,468
Ideaya Biosciences, Inc.*	841	11,951
IGM Biosciences, Inc. (x)*	495	36,135
Immunic, Inc. (x)*	253	3,066
ImmunoGen, Inc.*	11,791	54,239
Immunovant, Inc.*	1,335	32,507
Inovio Pharmaceuticals, Inc. (x)*	10,046	270,740
Insmed, Inc.*	7,066	194,598
Intellia Therapeutics, Inc. (x)*	3,057	64,258
Intercept Pharmaceuticals, Inc.*	1,809	86,669
Invitae Corp. (x)*	8,066	244,319
Ironwood Pharmaceuticals, Inc.*	11,144	115,006
IVERIC bio, Inc.*	3,150	16,065
Jounce Therapeutics, Inc.*	1,321	9,115
Kadmon Holdings, Inc.*	11,226	57,477
KalVista Pharmaceuticals, Inc.*	967	11,701
Karuna Therapeutics, Inc.*	1,083	120,711
Karyopharm Therapeutics, Inc. (x)*	4,895	92,711
Keros Therapeutics, Inc.*	486	18,230
Kezar Life Sciences, Inc.*	1,953	10,117
Kindred Biosciences, Inc.*	2,962	13,299
Kiniksa Pharmaceuticals Ltd., Class A*	1,332	33,939
Kodiak Sciences, Inc.*	2,016	109,106
Krystal Biotech, Inc.*	835	34,586
Kura Oncology, Inc.*	3,710	60,473
La Jolla Pharmaceutical Co. (x)*	1,213	5,167
Lexicon Pharmaceuticals, Inc. (x)*	2,455	4,898
Ligand Pharmaceuticals, Inc. (x)*	1,010	112,969
LogicBio Therapeutics, Inc. (x)*	1,030	8,714
MacroGenics, Inc.*	3,357	93,727
Madrigal Pharmaceuticals, Inc.*	627	71,008
Magenta Therapeutics, Inc.*	1,118	8,396
MannKind Corp. (x)*	14,765	25,839
Marker Therapeutics, Inc. (x)*	1,556	3,221
MediciNova, Inc. (x)*	3,048	16,520
MEI Pharma, Inc.*	7,059	29,154
MeiraGTx Holdings plc*	1,527	19,118
Mersana Therapeutics, Inc.*	3,203	74,950
Minerva Neurosciences, Inc. (x)*	1,844	6,657
Mirati Therapeutics, Inc.*	2,566	292,960
Mirum Pharmaceuticals, Inc. (x)*	320	6,227
Molecular Templates, Inc.*	1,693	23,346
Momenta Pharmaceuticals, Inc.*	8,230	273,812
Morphic Holding, Inc. (x)*	955	25,833
Mustang Bio, Inc.*	1,599	5,085
Myriad Genetics, Inc.*	4,922	55,815
NantKwest, Inc.*	2,008	24,658
Natera, Inc.*	4,873	242,968
Neoleukin Therapeutics, Inc. (x)*	2,071	34,379
Neubase Therapeutics, Inc. (x)*	1,190	10,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NeuroBo Pharmaceuticals, Inc. (x)*	389	$3,131
NextCure, Inc.*	1,157	24,806
Novavax, Inc. (x)*	4,069	339,151
Nymox Pharmaceutical Corp.*	2,707	9,610
Oncocyte Corp.*	3,014	5,757
OPKO Health, Inc. (x)*	27,994	95,460
Organogenesis Holdings, Inc.*	1,575	6,048
Orgenesis, Inc.*	1,225	7,448
ORIC Pharmaceuticals, Inc.*	608	20,508
Ovid therapeutics, Inc.*	2,979	21,955
Oyster Point Pharma, Inc. (x)*	339	9,790
Passage Bio, Inc.*	947	25,882
PDL BioPharma, Inc.*	8,318	24,205
Pfenex, Inc.*	2,399	20,032
PhaseBio Pharmaceuticals, Inc. (x)*	788	3,625
Pieris Pharmaceuticals, Inc.*	2,929	9,080
Portola Pharmaceuticals, Inc.*	5,454	98,117
Precigen, Inc. (x)*	4,688	23,393
Precision BioSciences, Inc. (x)*	3,190	26,573
Prevail Therapeutics, Inc. (x)*	1,012	15,079
Principia Biopharma, Inc.*	2,054	122,809
Protagonist Therapeutics, Inc.*	1,575	27,815
Protara Therapeutics, Inc.*	137	4,017
Prothena Corp. plc*	2,177	22,771
PTC Therapeutics, Inc.*	4,304	218,385
Puma Biotechnology, Inc.*	2,265	23,624
Radius Health, Inc.*	3,167	43,166
RAPT Therapeutics, Inc. (x)*	763	22,142
REGENXBIO, Inc.*	2,409	88,723
Replimune Group, Inc.*	1,212	30,118
Retrophin, Inc.*	2,908	59,352
REVOLUTION Medicines, Inc.*	974	30,749
Rhythm Pharmaceuticals, Inc.*	2,335	52,071
Rigel Pharmaceuticals, Inc.*	12,503	22,880
Rocket Pharmaceuticals, Inc.*	2,454	51,362
Rubius Therapeutics, Inc. (x)*	2,578	15,416
Sangamo Therapeutics, Inc.*	7,985	71,546
Savara, Inc. (x)*	3,282	8,172
Scholar Rock Holding Corp.*	1,586	28,881
Selecta Biosciences, Inc. (x)*	4,736	13,450
Seres Therapeutics, Inc.*	3,034	14,442
Soleno Therapeutics, Inc.*	2,422	5,377
Solid Biosciences, Inc. (x)*	2,218	6,499
Sorrento Therapeutics, Inc. (x)*	12,259	76,987
Spectrum Pharmaceuticals, Inc.*	8,099	27,375
Spero Therapeutics, Inc.*	992	13,422
SpringWorks Therapeutics, Inc.*	1,479	62,118
Stoke Therapeutics, Inc.*	860	20,494
Sutro Biopharma, Inc.*	1,158	8,986
Syndax Pharmaceuticals, Inc.*	1,887	27,965
Syros Pharmaceuticals, Inc.*	2,926	31,191
TCR2 Therapeutics, Inc.*	1,138	17,480
TG Therapeutics, Inc.*	6,750	131,490
Translate Bio, Inc.*	3,531	63,276
Turning Point Therapeutics, Inc.*	1,952	126,080
Twist Bioscience Corp.*	2,086	94,496
Tyme Technologies, Inc. (x)*	5,758	7,658
Ultragenyx Pharmaceutical, Inc.*	3,958	309,595
UNITY Biotechnology, Inc. (x)*	2,303	19,990
UroGen Pharma Ltd. (x)*	1,383	36,124
Vanda Pharmaceuticals, Inc.*	3,610	41,298
Vaxart, Inc.*	3,110	27,524
VBI Vaccines, Inc.*	11,994	37,181
Veracyte, Inc.*	3,491	90,417
Verastem, Inc.*	11,376	19,567
Vericel Corp.*	3,094	42,759
Viela Bio, Inc.*	1,394	60,388
Viking Therapeutics, Inc. (x)*	4,614	33,267
Vir Biotechnology, Inc. (x)*	3,229	132,292
Voyager Therapeutics, Inc.*	1,820	22,968
X4 Pharmaceuticals, Inc.*	1,219	11,361
XBiotech, Inc. (x)*	944	12,942
Xencor, Inc.*	3,872	125,414
XOMA Corp. (x)*	417	8,240
Y-mAbs Therapeutics, Inc.*	2,092	90,374
Zentalis Pharmaceuticals, Inc.*	722	34,670
ZIOPHARM Oncology, Inc. (x)*	14,944	49,016

		13,427,363

Health Care Equipment & Supplies (3.0%)
Accelerate Diagnostics, Inc. (x)*	2,131	32,306
Accuray, Inc.*	6,802	13,808
Alphatec Holdings, Inc.*	3,153	14,819
AngioDynamics, Inc.*	2,792	28,395
Antares Pharma, Inc.*	11,652	32,043
Apyx Medical Corp.*	2,551	14,158
Aspira Women’s Health, Inc.*	3,264	12,534
AtriCure, Inc.*	2,727	122,579
Atrion Corp.	99	63,064
Avanos Medical, Inc.*	3,373	99,132
Axogen, Inc.*	2,552	23,580
Axonics Modulation Technologies, Inc. (x)*	2,130	74,784
Bellerophon Therapeutics, Inc.*	282	3,539
Beyond Air, Inc. (x)*	931	6,750
BioLife Solutions, Inc.*	383	6,262
BioSig Technologies, Inc. (x)*	1,494	10,757
Cantel Medical Corp.	2,656	117,475
Cardiovascular Systems, Inc.*	2,366	74,647
Cerus Corp.*	11,390	75,174
Chembio Diagnostics, Inc.*	1,357	4,410
Co-Diagnostics, Inc. (x)*	1,817	35,159
CONMED Corp.	1,918	138,077
CryoLife, Inc.*	2,500	47,925
CryoPort, Inc. (x)*	2,341	70,815
Cutera, Inc.*	1,187	14,446
CytoSorbents Corp. (x)*	2,404	23,800
Electromed, Inc.*	485	7,464
Envista Holdings Corp.*	82,201	1,733,619
FONAR Corp.*	439	9,381
GenMark Diagnostics, Inc.*	4,728	69,549
Glaukos Corp.*	2,959	113,685
Heska Corp.*	501	46,678
Inogen, Inc.*	1,260	44,755
Integer Holdings Corp.*	39,548	2,888,981
IntriCon Corp.*	471	6,368
Invacare Corp.	2,511	15,995
iRadimed Corp.*	412	9,563
iRhythm Technologies, Inc.*	1,890	219,032
Lantheus Holdings, Inc.*	3,726	53,282
LeMaitre Vascular, Inc.	1,166	30,782
LivaNova plc*	3,416	164,412
Meridian Bioscience, Inc.*	3,025	70,452
Merit Medical Systems, Inc.*	3,787	172,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mesa Laboratories, Inc.	271	$58,753
Milestone Scientific, Inc.*	2,480	4,836
Misonix, Inc.*	1,015	13,774
Natus Medical, Inc.*	2,365	51,604
Nemaura Medical, Inc. (x)*	473	4,375
Neogen Corp.*	3,663	284,249
Nevro Corp.*	2,344	280,038
NuVasive, Inc.*	3,566	198,484
OraSure Technologies, Inc.*	4,180	48,613
Orthofix Medical, Inc.*	1,314	42,048
OrthoPediatrics Corp.*	831	36,365
PAVmed, Inc. (x)*	2,463	5,197
Pulse Biosciences, Inc. (x)*	1,109	11,600
Quotient Ltd. (x)*	4,228	31,287
Repro-Med Systems, Inc.*	1,698	15,248
Retractable Technologies, Inc.*	932	6,543
Rockwell Medical, Inc. (x)*	5,131	10,005
RTI Surgical Holdings, Inc.*	4,488	14,272
SeaSpine Holdings Corp.*	1,839	19,254
Shockwave Medical, Inc.*	1,869	88,535
SI-BONE, Inc.*	1,791	28,549
Sientra, Inc. (x)*	3,304	12,786
Silk Road Medical, Inc.*	2,224	93,163
Soliton, Inc. (x)*	418	3,252
STAAR Surgical Co.*	3,147	193,666
Stereotaxis, Inc. (x)*	3,092	13,790
Surmodics, Inc.*	931	40,256
Tactile Systems Technology, Inc.*	1,252	51,870
Tela Bio, Inc.*	373	4,834
TransMedics Group, Inc.*	1,380	24,730
Utah Medical Products, Inc.	242	21,446
Vapotherm, Inc.*	1,335	54,722
Varex Imaging Corp.*	2,577	39,042
Venus Concept, Inc. (x)*	1,291	4,506
ViewRay, Inc. (x)*	8,121	18,191
VolitionRX Ltd. (x)*	1,668	6,489
Wright Medical Group NV*	8,972	266,648
Zynex, Inc. (x)*	1,177	29,272

		8,949,605

Health Care Providers & Services (1.0%)
1Life Healthcare, Inc.*	1,474	53,536
AdaptHealth Corp. (x)*	534	8,597
Addus HomeCare Corp.*	959	88,765
American Renal Associates Holdings, Inc.*	1,053	6,866
AMN Healthcare Services, Inc.*	3,254	147,211
Apollo Medical Holdings, Inc. (x)*	703	11,600
Avalon GloboCare Corp. (x)*	1,245	2,366
BioTelemetry, Inc.*	2,338	105,654
Brookdale Senior Living, Inc.*	12,943	38,182
Catasys, Inc. (x)*	570	14,102
Community Health Systems, Inc.*	6,247	18,803
CorVel Corp.*	647	45,866
Covetrus, Inc.*	6,871	122,922
Cross Country Healthcare, Inc.*	2,729	16,811
Ensign Group, Inc. (The)	3,571	149,446
Enzo Biochem, Inc.*	2,476	5,546
Exagen, Inc. (x)*	187	2,321
Five Star Senior Living, Inc.*	1,317	5,136
Fulgent Genetics, Inc.*	685	10,960
Hanger, Inc.*	2,500	41,400
HealthEquity, Inc.*	4,875	286,016
InfuSystem Holdings, Inc.*	999	11,528
Joint Corp. (The)*	1,008	15,392
LHC Group, Inc.*	2,114	368,512
Magellan Health, Inc.*	1,637	119,468
MEDNAX, Inc.*	5,804	99,248
National HealthCare Corp.	893	56,652
National Research Corp.	931	54,194
Option Care Health, Inc.*	2,423	33,631
Owens & Minor, Inc.	4,254	32,415
Patterson Cos., Inc.	5,946	130,812
Pennant Group, Inc. (The)*	1,783	40,296
PetIQ, Inc. (x)*	1,478	51,494
Progyny, Inc.*	1,832	47,284
Providence Service Corp. (The)*	850	67,074
R1 RCM, Inc.*	7,408	82,599
RadNet, Inc.*	2,938	46,626
Select Medical Holdings Corp.*	7,532	110,946
Sharps Compliance Corp.*	976	6,861
Surgery Partners, Inc.*	1,487	17,205
Tenet Healthcare Corp.*	7,314	132,457
Tivity Health, Inc.*	3,052	34,579
Triple-S Management Corp., Class B*	1,616	30,736
US Physical Therapy, Inc.	911	73,809
Viemed Healthcare, Inc.*	2,371	22,762

		2,868,686

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	11,365	76,941
Computer Programs and Systems, Inc.	938	21,377
Evolent Health, Inc., Class A*	5,244	37,337
Health Catalyst, Inc. (x)*	2,255	65,778
HealthStream, Inc.*	1,821	40,299
HMS Holdings Corp.*	6,140	198,875
iCAD, Inc.*	1,403	14,016
Inovalon Holdings, Inc., Class A*	5,180	99,767
Inspire Medical Systems, Inc.*	1,828	159,072
NantHealth, Inc.*	1,859	8,514
NextGen Healthcare, Inc.*	3,905	42,877
Omnicell, Inc.*	2,960	209,035
OptimizeRx Corp. (x)*	998	13,004
Phreesia, Inc.*	2,013	56,928
Schrodinger, Inc. (x)*	959	87,816
Simulations Plus, Inc.	851	50,907
Tabula Rasa HealthCare, Inc. (x)*	1,430	78,264
Vocera Communications, Inc.*	2,226	47,191

		1,307,998

Life Sciences Tools & Services (0.2%)
Champions Oncology, Inc.*	484	4,627
ChromaDex Corp.*	3,151	14,463
Codexis, Inc. (x)*	3,722	42,431
Fluidigm Corp.*	5,278	21,165
Harvard Bioscience, Inc.*	2,628	8,147
Luminex Corp.	2,972	96,679
Medpace Holdings, Inc.*	1,884	175,250
NanoString Technologies, Inc.*	2,643	77,572
NeoGenomics, Inc.*	7,222	223,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pacific Biosciences of California, Inc.*	10,316	$35,590
Personalis, Inc.*	1,400	18,158
Quanterix Corp. (x)*	1,326	36,319

		754,138

Pharmaceuticals (0.9%)
AcelRx Pharmaceuticals, Inc. (x)*	4,500	5,445
Aerie Pharmaceuticals, Inc. (x)*	2,570	37,933
Agile Therapeutics, Inc.*	4,771	13,263
AMAG Pharmaceuticals, Inc. (x)*	2,025	15,491
Amneal Pharmaceuticals, Inc.*	6,993	33,287
Amphastar Pharmaceuticals, Inc.*	2,401	53,926
ANI Pharmaceuticals, Inc.*	693	22,412
Aquestive Therapeutics, Inc. (x)*	1,410	6,853
Arvinas, Inc. (x)*	2,046	68,623
Avenue Therapeutics, Inc. (x)*	443	4,771
Axsome Therapeutics, Inc.*	1,937	159,376
Aytu BioScience, Inc.*	2,467	3,503
BioDelivery Sciences International, Inc.*	5,908	25,759
Cara Therapeutics, Inc. (x)*	2,824	48,290
Cassava Sciences, Inc. (x)*	1,619	4,987
Cerecor, Inc.*	2,682	6,973
Chiasma, Inc.*	2,613	14,058
Collegium Pharmaceutical, Inc.*	2,433	42,578
Corcept Therapeutics, Inc.*	6,765	113,787
CorMedix, Inc. (x)*	1,922	12,109
Cymabay Therapeutics, Inc.*	4,909	17,132
Durect Corp. (x)*	13,782	31,974
Eloxx Pharmaceuticals, Inc. (x)*	2,376	7,199
Endo International plc*	15,639	53,642
Eton Pharmaceuticals, Inc.*	1,008	5,494
Evofem Biosciences, Inc.*	3,290	9,311
Evolus, Inc. (x)*	1,552	8,226
Fulcrum Therapeutics, Inc.*	899	16,443
Harrow Health, Inc.*	1,551	8,081
IMARA, Inc. (x)*	345	9,532
Innoviva, Inc.*	4,370	61,093
Intersect ENT, Inc.*	2,296	31,088
Intra-Cellular Therapies, Inc.*	3,847	98,752
Kala Pharmaceuticals, Inc. (x)*	2,758	28,987
Kaleido Biosciences, Inc. (x)*	543	4,034
Lannett Co., Inc.*	2,091	15,181
Liquidia Technologies, Inc. (x)*	1,427	12,015
Lyra Therapeutics, Inc. (x)*	335	3,799
Mallinckrodt plc (x)*	6,511	17,449
Marinus Pharmaceuticals, Inc.*	6,570	16,688
Menlo Therapeutics, Inc. (x)*	7,496	12,968
MyoKardia, Inc.*	3,470	335,271
NGM Biopharmaceuticals, Inc. (x)*	1,575	31,091
Ocular Therapeutix, Inc. (x)*	3,579	29,813
Odonate Therapeutics, Inc.*	913	38,656
Omeros Corp. (x)*	3,760	55,347
Optinose, Inc. (x)*	2,150	15,996
Osmotica Pharmaceuticals plc (x)*	627	4,220
Pacira BioSciences, Inc.*	2,890	151,638
Paratek Pharmaceuticals, Inc. (x)*	2,784	14,532
Phathom Pharmaceuticals, Inc. (x)*	714	23,498
Phibro Animal Health Corp., Class A	1,438	37,776
Prestige Consumer Healthcare, Inc.*	3,456	129,807
Provention Bio, Inc.*	2,960	41,766
Recro Pharma, Inc.*	1,105	5,028
Relmada Therapeutics, Inc. (x)*	982	43,944
Revance Therapeutics, Inc.*	3,964	96,801
Satsuma Pharmaceuticals, Inc.*	638	18,349
SIGA Technologies, Inc.*	4,010	23,699
Strongbridge Biopharma plc*	2,078	7,855
Supernus Pharmaceuticals, Inc.*	3,381	80,299
TherapeuticsMD, Inc. (x)*	16,523	20,654
Theravance Biopharma, Inc.*	3,204	67,252
Tricida, Inc.*	1,977	54,328
Verrica Pharmaceuticals, Inc. (x)*	870	9,579
WaVe Life Sciences Ltd. (x)*	1,423	14,813
Xeris Pharmaceuticals, Inc. (x)*	2,608	6,937
Zogenix, Inc.*	3,888	105,015

		2,626,476

Total Health Care		29,934,266

Industrials (19.7%)
Aerospace & Defense (0.3%)
AAR Corp.	2,365	48,885
Aerojet Rocketdyne Holdings, Inc.*	5,113	202,679
AeroVironment, Inc.*	1,518	120,878
Astronics Corp.*	1,478	15,608
Cubic Corp.	2,212	106,242
Ducommun, Inc.*	770	26,850
Kratos Defense & Security Solutions, Inc.*	7,399	115,647
Maxar Technologies, Inc. (x)	4,342	77,982
Moog, Inc., Class A	2,109	111,735
National Presto Industries, Inc.	370	32,334
PAE, Inc. (x)*	4,178	39,942
Park Aerospace Corp.	1,221	13,602
Parsons Corp.*	1,561	56,571
Triumph Group, Inc.	3,006	27,084
Vectrus, Inc.*	770	37,830

		1,033,869

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	4,007	89,236
Atlas Air Worldwide Holdings, Inc.*	1,800	77,454
Echo Global Logistics, Inc.*	1,789	38,678
Forward Air Corp.	1,952	97,249
Hub Group, Inc., Class A*	2,294	109,791
Radiant Logistics, Inc.*	3,108	12,214

		424,622

Airlines (0.1%)
Allegiant Travel Co.	934	102,002
Hawaiian Holdings, Inc.	3,360	47,175
Mesa Air Group, Inc.*	2,295	7,895
SkyWest, Inc.	3,510	114,496
Spirit Airlines, Inc. (x)*	6,043	107,565

		379,133

Building Products (3.7%)
AAON, Inc.	2,877	156,192
Advanced Drainage Systems, Inc.	3,455	170,677
Alpha Pro Tech Ltd. (x)*	852	15,080
American Woodmark Corp.*	1,210	91,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Apogee Enterprises, Inc.	1,912	$44,052
Builders FirstSource, Inc.*	8,132	168,332
Caesarstone Ltd.	1,650	19,553
Cornerstone Building Brands, Inc.*	2,880	17,453
CSW Industrials, Inc.	942	65,102
Fortune Brands Home & Security, Inc.	13,701	875,905
Gibraltar Industries, Inc.*	39,741	1,907,965
Griffon Corp.	2,534	46,930
Insteel Industries, Inc.	82,916	1,581,208
JELD-WEN Holding, Inc.*	4,729	76,184
Masonite International Corp.*	16,028	1,246,658
Patrick Industries, Inc.	1,547	94,754
PGT Innovations, Inc.*	3,971	62,265
Quanex Building Products Corp.	2,410	33,451
Resideo Technologies, Inc.*	8,700	101,964
Simpson Manufacturing Co., Inc.	3,044	256,792
UFP Industries, Inc.	84,479	4,182,555

		11,214,609

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	4,700	170,610
ACCO Brands Corp.	6,670	47,357
Advanced Disposal Services, Inc.*	5,122	154,531
Brady Corp., Class A	3,389	158,673
BrightView Holdings, Inc.*	2,311	25,883
Brink’s Co. (The)	3,535	160,878
Casella Waste Systems, Inc., Class A*	3,187	166,106
CECO Environmental Corp.*	2,381	15,691
Cimpress plc*	1,234	94,203
Covanta Holding Corp.	8,506	81,572
Deluxe Corp.	3,001	70,643
Ennis, Inc.	1,833	33,251
Harsco Corp.*	5,409	73,076
Healthcare Services Group, Inc.	5,248	128,366
Heritage-Crystal Clean, Inc.*	1,110	19,381
Herman Miller, Inc.	4,241	100,130
HNI Corp.	3,053	93,330
Interface, Inc.	4,081	33,219
KAR Auction Services, Inc.	9,105	125,285
Kimball International, Inc., Class B	2,589	29,929
Knoll, Inc.	3,531	43,043
Matthews International Corp., Class A	2,193	41,886
McGrath RentCorp	52,092	2,813,489
Mobile Mini, Inc.	3,134	92,453
NL Industries, Inc.	460	1,569
PICO Holdings, Inc.*	676	5,699
Pitney Bowes, Inc.	11,728	30,493
Quad/Graphics, Inc.	3,077	10,000
SP Plus Corp.*	1,623	33,612
Steelcase, Inc., Class A	6,212	74,917
Team, Inc.*	1,829	10,187
Tetra Tech, Inc.	3,756	297,175
UniFirst Corp.	1,043	186,645
US Ecology, Inc.	2,208	74,807
Viad Corp.	1,433	27,256
VSE Corp.	636	19,964

		5,545,309

Construction & Engineering (0.5%)
Aegion Corp.*	2,150	34,120
Ameresco, Inc., Class A*	1,702	47,281
API Group Corp. (m)*	9,846	119,629
Arcosa, Inc.	3,433	144,873
Argan, Inc.	1,029	48,754
Comfort Systems USA, Inc.	2,513	102,405
Concrete Pumping Holdings, Inc.*	1,745	6,073
Construction Partners, Inc., Class A (x)*	1,334	23,692
Dycom Industries, Inc.*	2,185	89,345
EMCOR Group, Inc.	3,805	251,663
Fluor Corp.	2,784	33,631
Granite Construction, Inc.	3,270	62,588
Great Lakes Dredge & Dock Corp.*	4,290	39,725
HC2 Holdings, Inc.*	3,138	10,481
IES Holdings, Inc.*	494	11,446
MasTec, Inc.*	3,999	179,435
MYR Group, Inc.*	1,145	36,537
Northwest Pipe Co.*	714	17,900
NV5 Global, Inc.*	725	36,852
Primoris Services Corp.	3,427	60,863
Sterling Construction Co., Inc.*	2,005	20,992
Tutor Perini Corp.*	2,895	35,261
WillScot Corp.*	3,733	45,878

		1,459,424

Electrical Equipment (2.1%)
Allied Motion Technologies, Inc.	452	15,956
American Superconductor Corp. (x)*	1,689	13,731
Atkore International Group, Inc.*	3,268	89,380
AZZ, Inc.	1,862	63,904
Bloom Energy Corp., Class A (x)*	5,983	65,095
Encore Wire Corp.	9,706	473,847
EnerSys	3,003	193,333
FuelCell Energy, Inc. (x)*	14,959	33,807
LSI Industries, Inc.	1,836	11,879
Orion Energy Systems, Inc.*	1,920	6,643
Plug Power, Inc. (x)*	22,662	186,055
Powell Industries, Inc.	693	18,981
Preformed Line Products Co.	172	8,602
Regal Beloit Corp.	53,424	4,664,984
Sunrun, Inc.*	8,132	160,363
Thermon Group Holdings, Inc.*	2,319	33,788
TPI Composites, Inc.*	2,043	47,745
Ultralife Corp.*	646	4,528
Vicor Corp.*	1,217	87,563
Vivint Solar, Inc. (x)*	3,294	32,611

		6,212,795

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	2,611	56,163

Machinery (9.4%)
Alamo Group, Inc.	703	72,156
Albany International Corp., Class A	2,176	127,753
Altra Industrial Motion Corp.	4,547	144,867
Astec Industries, Inc.	41,059	1,901,442
Barnes Group, Inc.	3,296	130,390
Blue Bird Corp.*	1,198	17,958
Chart Industries, Inc.*	2,573	124,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CIRCOR International, Inc.*	1,417	$36,105
Columbus McKinnon Corp.	47,446	1,587,069
Douglas Dynamics, Inc.	1,650	57,948
Eastern Co. (The)	334	5,969
Energy Recovery, Inc.*	2,819	21,410
Enerpac Tool Group Corp.	3,920	68,992
EnPro Industries, Inc.	1,472	72,555
ESCO Technologies, Inc.	1,793	151,562
Evoqua Water Technologies Corp.*	6,016	111,898
ExOne Co. (The) (x)*	816	6,977
Federal Signal Corp.	50,165	1,491,405
Franklin Electric Co., Inc.	3,228	169,535
Gencor Industries, Inc.*	453	5,726
Gorman-Rupp Co. (The)	1,260	39,161
Graham Corp.	822	10,472
Greenbrier Cos., Inc. (The)	57,270	1,302,892
Helios Technologies, Inc.	2,015	75,059
Hillenbrand, Inc.	43,664	1,181,984
Hurco Cos., Inc.	412	11,524
Hyster-Yale Materials Handling, Inc.	720	27,835
John Bean Technologies Corp.	12,899	1,109,572
Kadant, Inc.	813	81,024
Kennametal, Inc.	5,879	168,786
L B Foster Co., Class A*	874	11,161
Lindsay Corp.	737	67,959
Luxfer Holdings plc	1,956	27,677
Lydall, Inc.*	1,258	17,058
Manitowoc Co., Inc. (The)*	2,511	27,320
Mayville Engineering Co., Inc.*	362	2,860
Meritor, Inc.*	4,854	96,109
Miller Industries, Inc.	800	23,816
Mueller Industries, Inc.	39,462	1,048,900
Mueller Water Products, Inc., Class A	347,908	3,280,772
Navistar International Corp.*	3,538	99,772
NN, Inc.	3,220	15,263
Omega Flex, Inc.	188	19,890
Oshkosh Corp.	52,173	3,736,630
Park-Ohio Holdings Corp.	728	12,077
Proto Labs, Inc.*	1,872	210,544
RBC Bearings, Inc.*	1,724	231,085
REV Group, Inc.	1,766	10,773
Rexnord Corp.	160,806	4,687,495
Shyft Group, Inc. (The)	2,387	40,197
SPX Corp.*	2,981	122,668
SPX FLOW, Inc.*	70,432	2,636,974
Standex International Corp.	912	52,486
Tennant Co.	1,292	83,993
Terex Corp.	4,853	91,091
TriMas Corp.*	3,062	73,335
Wabash National Corp.	92,504	982,392
Watts Water Technologies, Inc., Class A	1,928	156,168
Welbilt, Inc.*	9,133	55,620

		28,236,876

Marine (0.1%)
Costamare, Inc.	4,016	22,329
Eagle Bulk Shipping, Inc.*	2,773	6,073
Genco Shipping & Trading Ltd. (x)	1,409	8,848
Matson, Inc.	3,057	88,959
Safe Bulkers, Inc.*	2,881	3,515
Scorpio Bulkers, Inc.	347	5,309

		135,033

Professional Services (0.6%)
Acacia Research Corp.*	3,153	12,896
Akerna Corp. (x)*	651	5,729
ASGN, Inc.*	3,567	237,847
Barrett Business Services, Inc.	547	29,062
BG Staffing, Inc.	570	6,452
CBIZ, Inc.*	3,462	82,984
CRA International, Inc.	486	19,197
Exponent, Inc.	3,569	288,839
Forrester Research, Inc.*	791	25,344
Franklin Covey Co.*	875	18,725
GP Strategies Corp.*	1,186	10,176
Heidrick & Struggles International, Inc.	1,390	30,052
Huron Consulting Group, Inc.*	6,799	300,856
ICF International, Inc.	1,245	80,713
Insperity, Inc.	2,538	164,285
Kelly Services, Inc., Class A	2,326	36,786
Kforce, Inc.	1,351	39,517
Korn Ferry	3,845	118,157
Mastech Digital, Inc.*	274	7,105
Mistras Group, Inc.*	1,136	4,487
Red Violet, Inc.*	446	7,867
Resources Connection, Inc.	2,217	26,537
TriNet Group, Inc.*	2,882	175,629
TrueBlue, Inc.*	2,522	38,511
Upwork, Inc.*	6,497	93,817
Willdan Group, Inc.*	625	15,631

		1,877,201

Road & Rail (0.3%)
ArcBest Corp.	1,800	47,718
Avis Budget Group, Inc. (x)*	3,705	84,807
Covenant Transportation Group, Inc., Class A*	957	13,810
Daseke, Inc.*	2,969	11,668
Heartland Express, Inc.	6,922	144,116
Hertz Global Holdings, Inc. (x)*	7,412	10,451
Marten Transport Ltd.	2,669	67,152
PAM Transportation Services, Inc.*	112	3,444
Saia, Inc.*	1,832	203,682
Universal Logistics Holdings, Inc.	479	8,325
US Xpress Enterprises, Inc., Class A*	1,764	10,584
Werner Enterprises, Inc.	4,244	184,741

		790,498

Trading Companies & Distributors (0.6%)
Alta Equipment Group, Inc. (x)*	1,235	9,596
Applied Industrial Technologies, Inc.	2,747	171,385
Beacon Roofing Supply, Inc.*	3,793	100,021
BMC Stock Holdings, Inc.*	4,749	119,390
CAI International, Inc.*	1,024	17,060
DXP Enterprises, Inc.*	1,208	24,051
EVI Industries, Inc. (x)*	411	8,923
Foundation Building Materials, Inc.*	1,478	23,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
GATX Corp.	2,459	$149,950
General Finance Corp.*	703	4,717
GMS, Inc.*	2,952	72,590
H&E Equipment Services, Inc.	2,292	42,356
Herc Holdings, Inc.*	1,708	52,487
Kaman Corp.	2,030	84,448
Lawson Products, Inc.*	252	8,130
MRC Global, Inc.*	5,756	34,018
Nesco Holdings, Inc.*	954	3,835
NOW, Inc.*	7,687	66,339
Rush Enterprises, Inc., Class A	1,884	78,111
Rush Enterprises, Inc., Class B	293	10,448
SiteOne Landscape Supply, Inc.*	2,918	332,564
Systemax, Inc.	782	16,062
Textainer Group Holdings Ltd.*	3,616	29,579
Titan Machinery, Inc.*	1,175	12,760
Transcat, Inc.*	392	10,137
Triton International Ltd.	3,571	107,987
Veritiv Corp.*	980	16,621
WESCO International, Inc.*	3,491	122,569
Willis Lease Finance Corp.*	168	4,079

		1,733,285

Total Industrials		59,098,817

Information Technology (8.5%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	2,714	182,354
ADTRAN, Inc.	3,463	37,851
Applied Optoelectronics, Inc. (x)*	1,468	15,957
CalAmp Corp.*	2,399	19,216
Calix, Inc.*	3,477	51,807
Cambium Networks Corp.*	260	1,914
Casa Systems, Inc.*	1,818	7,563
Clearfield, Inc.*	765	10,679
Comtech Telecommunications Corp.	1,698	28,679
DASAN Zhone Solutions, Inc.*	866	7,733
Digi International, Inc.*	2,039	23,754
Extreme Networks, Inc.*	8,234	35,736
Genasys, Inc.*	2,289	11,125
Harmonic, Inc.*	6,341	30,120
Infinera Corp.*	10,937	64,747
Inseego Corp. (x)*	4,006	46,470
InterDigital, Inc.	2,141	121,245
KVH Industries, Inc.*	1,099	9,814
NETGEAR, Inc.*	2,077	53,773
NetScout Systems, Inc.*	83,288	2,128,841
PCTEL, Inc.*	1,269	8,477
Plantronics, Inc. (x)	2,414	35,437
Resonant, Inc. (x)*	3,471	8,087
Ribbon Communications, Inc.*	4,801	18,868
Viavi Solutions, Inc.*	15,940	203,076

		3,163,323

Electronic Equipment, Instruments & Components (2.4%)
Akoustis Technologies, Inc. (x)*	2,128	17,641
Arlo Technologies, Inc.*	6,092	15,717
Badger Meter, Inc.	2,035	128,042
Bel Fuse, Inc., Class B	595	6,384
Belden, Inc.	3,114	101,361
Benchmark Electronics, Inc.	2,561	55,318
Coherent, Inc.*	851	111,464
CTS Corp.	2,289	45,872
Daktronics, Inc.	2,911	12,663
ePlus, Inc.*	925	65,379
Fabrinet*	2,571	160,482
FARO Technologies, Inc.*	2,867	153,671
Fitbit, Inc., Class A*	16,725	108,044
II-VI, Inc.*	25,117	1,186,025
Insight Enterprises, Inc.*	2,394	117,785
Intellicheck, Inc.*	1,130	8,532
Iteris, Inc.*	3,211	15,268
Itron, Inc.*	2,807	185,964
Kimball Electronics, Inc.*	1,556	21,068
Knowles Corp.*	6,243	95,268
Luna Innovations, Inc.*	2,030	11,855
Methode Electronics, Inc.	2,506	78,338
MTS Systems Corp.	1,376	24,204
Napco Security Technologies, Inc.*	864	20,209
nLight, Inc.*	2,344	52,177
Novanta, Inc.*	2,383	254,433
OSI Systems, Inc.*	1,166	87,030
PAR Technology Corp. (x)*	1,131	33,851
PC Connection, Inc.	737	34,167
Plexus Corp.*	47,822	3,374,320
Powerfleet, Inc.*	1,912	8,833
Research Frontiers, Inc.*	1,832	7,438
Rogers Corp.*	1,306	162,728
Sanmina Corp.*	4,704	117,788
ScanSource, Inc.*	1,797	43,290
TTM Technologies, Inc.*	6,824	80,933
Vishay Intertechnology, Inc.	9,504	145,126
Vishay Precision Group, Inc.*	921	22,638
Wrap Technologies, Inc. (x)*	828	8,677

		7,179,983

IT Services (0.8%)
Brightcove, Inc.*	2,537	19,991
Cardtronics plc, Class A*	2,561	61,413
Cass Information Systems, Inc.	1,013	39,537
Conduent, Inc.*	11,530	27,557
CSG Systems International, Inc.	2,228	92,217
Endurance International Group Holdings, Inc.*	4,443	17,905
EVERTEC, Inc.	4,156	116,784
Evo Payments, Inc., Class A*	2,799	63,901
ExlService Holdings, Inc.*	2,354	149,244
GreenSky, Inc., Class A*	4,367	21,398
Grid Dynamics Holdings, Inc.*	1,539	10,619
GTT Communications, Inc. (x)*	2,367	19,315
Hackett Group, Inc. (The)	1,741	23,573
I3 Verticals, Inc., Class A (x)*	972	29,403
Information Services Group, Inc.*	1,996	4,132
International Money Express, Inc.*	943	11,750
KBR, Inc.	10,005	225,613
Limelight Networks, Inc.*	8,071	59,402
LiveRamp Holdings, Inc.*	4,610	195,787
ManTech International Corp., Class A	1,890	129,446
MAXIMUS, Inc.	4,262	300,258
MoneyGram International, Inc. (x)*	4,375	14,044
NIC, Inc.	4,510	103,550
Paysign, Inc. (x)*	2,291	22,246
Perficient, Inc.*	2,309	82,616

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Perspecta, Inc.	9,743	$226,330
PFSweb, Inc. (x)*	996	6,653
Priority Technology Holdings, Inc.*	376	974
Repay Holdings Corp.*	2,535	62,437
ServiceSource International, Inc.*	6,133	9,690
StarTek, Inc.*	933	4,740
Sykes Enterprises, Inc.*	2,636	72,912
TTEC Holdings, Inc.	1,270	59,131
Tucows, Inc., Class A (x)*	619	35,481
Unisys Corp.*	4,330	47,240
Verra Mobility Corp.*	9,365	96,272
Virtusa Corp.*	2,001	64,972

		2,528,533

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Energy Industries, Inc.*	19,687	1,334,582
Alpha & Omega Semiconductor Ltd.*	1,524	16,581
Ambarella, Inc.*	2,324	106,439
Amkor Technology, Inc.*	7,095	87,339
Atomera, Inc. (x)*	1,021	9,189
Axcelis Technologies, Inc.*	2,228	62,050
AXT, Inc.*	3,093	14,723
Brooks Automation, Inc.	5,087	225,049
Cabot Microelectronics Corp.	2,027	282,848
CEVA, Inc.*	1,513	56,616
Cohu, Inc.	2,800	48,552
CyberOptics Corp.*	494	15,912
Diodes, Inc.*	2,976	150,883
DSP Group, Inc.*	1,541	24,471
FormFactor, Inc.*	5,353	157,003
GSI Technology, Inc.*	877	6,297
Ichor Holdings Ltd.*	1,569	41,704
Impinj, Inc. (x)*	1,175	32,277
Lattice Semiconductor Corp.*	9,381	266,327
MACOM Technology Solutions Holdings, Inc.*	3,295	113,183
MaxLinear, Inc.*	4,743	101,785
MKS Instruments, Inc.	6,273	710,354
NeoPhotonics Corp.*	3,397	30,165
NVE Corp.	364	22,506
Onto Innovation, Inc.*	3,304	112,468
PDF Solutions, Inc.*	2,001	39,140
Photronics, Inc.*	3,934	43,785
Pixelworks, Inc.*	2,730	8,818
Power Integrations, Inc.	2,053	242,521
Rambus, Inc.*	7,933	120,582
Semtech Corp.*	4,508	235,408
Silicon Laboratories, Inc.*	3,025	303,317
SiTime Corp.*	356	16,878
SMART Global Holdings, Inc.*	953	25,902
SunPower Corp. (x)*	5,130	39,296
Synaptics, Inc.*	7,034	422,884
Ultra Clean Holdings, Inc.*	2,719	61,531
Veeco Instruments, Inc.*	3,434	46,325

		5,635,690

Software (2.3%)
8x8, Inc.*	7,121	113,936
A10 Networks, Inc.*	4,333	29,508
ACI Worldwide, Inc.*	7,896	213,113
Agilysys, Inc.*	1,287	23,089
Alarm.com Holdings, Inc.*	3,154	204,411
Altair Engineering, Inc., Class A*	2,920	116,070
American Software, Inc., Class A	2,030	31,993
Appfolio, Inc., Class A*	1,111	180,771
Appian Corp. (x)*	2,274	116,542
Asure Software, Inc.*	827	5,318
Avaya Holdings Corp.*	6,377	78,820
Benefitfocus, Inc.*	1,943	20,907
Blackbaud, Inc.	3,453	197,097
Blackline, Inc.*	3,494	289,688
Bottomline Technologies DE, Inc.*	3,048	154,747
Box, Inc., Class A*	10,299	213,807
Cerence, Inc. (x)*	2,568	104,877
ChannelAdvisor Corp.*	2,017	31,949
Cloudera, Inc.*	14,315	182,087
CommVault Systems, Inc.*	2,891	111,882
Cornerstone OnDemand, Inc.*	4,242	163,571
Digimarc Corp. (x)*	935	14,951
Digital Turbine, Inc.*	5,745	72,215
Domo, Inc., Class B*	1,784	57,391
Ebix, Inc. (x)	1,880	42,037
eGain Corp.*	1,563	17,365
Envestnet, Inc.*	3,699	272,024
ForeScout Technologies, Inc.*	3,359	71,211
GlobalSCAPE, Inc.	973	9,487
GTY Technology Holdings, Inc. (x)*	3,341	13,915
Intelligent Systems Corp. (x)*	497	16,938
J2 Global, Inc.*	3,235	204,484
LivePerson, Inc.*	4,289	177,693
Majesco*	436	3,427
MicroStrategy, Inc., Class A*	530	62,694
Mimecast Ltd.*	3,931	163,765
Mitek Systems, Inc.*	1,879	18,057
MobileIron, Inc.*	7,052	34,766
Model N, Inc.*	2,397	83,320
OneSpan, Inc.*	2,357	65,831
Park City Group, Inc.*	806	3,409
Ping Identity Holding Corp. (x)*	1,141	36,615
Progress Software Corp.	3,149	122,024
PROS Holdings, Inc.*	2,751	122,227
Q2 Holdings, Inc.*	3,452	296,147
QAD, Inc., Class A	813	33,561
Qualys, Inc.*	2,370	246,527
Rapid7, Inc.*	3,517	179,437
Rimini Street, Inc.*	1,133	5,835
Rosetta Stone, Inc.*	1,643	27,701
SailPoint Technologies Holding, Inc.*	6,151	162,817
Sapiens International Corp. NV	1,779	49,776
SeaChange International, Inc.*	1,936	2,923
SecureWorks Corp., Class A*	567	6,481
ShotSpotter, Inc. (x)*	606	15,271
Smith Micro Software, Inc.*	2,307	10,289
Sprout Social, Inc., Class A*	525	14,175
SPS Commerce, Inc.*	2,447	183,819
SVMK, Inc.*	8,324	195,947
Synchronoss Technologies, Inc.*	3,129	11,045
Telenav, Inc.*	2,662	14,614
Tenable Holdings, Inc.*	4,250	126,692
Upland Software, Inc.*	1,590	55,268
Varonis Systems, Inc.*	2,174	192,355
Verint Systems, Inc.*	4,471	202,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Veritone, Inc. (x)*	1,615	$23,999
VirnetX Holding Corp. (x)	4,054	26,351
Workiva, Inc.*	2,683	143,514
Xperi Holding Corp.	7,647	112,870
Yext, Inc.*	7,070	117,433
Zix Corp.*	3,824	26,386
Zuora, Inc., Class A*	6,844	87,261

		6,840,523

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp. (x)*	8,067	56,388
Avid Technology, Inc.*	2,184	15,878
Diebold Nixdorf, Inc.*	4,989	30,233
Eastman Kodak Co.*	1,717	3,829
Immersion Corp.*	1,177	7,333
Intevac, Inc.*	1,645	8,982
Quantum Corp.*	2,110	8,144
Super Micro Computer, Inc.*	3,131	88,889

		219,676

Total Information Technology		25,567,728

Materials (7.1%)
Chemicals (3.3%)
Advanced Emissions Solutions, Inc. (x)	945	4,583
AdvanSix, Inc.*	2,056	24,137
AgroFresh Solutions, Inc.*	2,076	6,290
American Vanguard Corp.	2,073	28,524
Amyris, Inc. (x)*	4,930	21,051
Balchem Corp.	2,246	213,056
Cabot Corp.	52,977	1,962,798
Chase Corp.	497	50,943
Ferro Corp.*	5,731	68,428
FutureFuel Corp.	1,604	19,168
GCP Applied Technologies, Inc.*	3,393	63,042
Hawkins, Inc.	727	30,956
HB Fuller Co.	3,619	161,407
Ingevity Corp.*	2,898	152,348
Innospec, Inc.	1,719	132,793
Intrepid Potash, Inc.*	5,841	5,783
Koppers Holdings, Inc.*	1,468	27,657
Kraton Corp.*	2,219	38,344
Kronos Worldwide, Inc.	1,720	17,905
Livent Corp. (x)*	47,688	293,758
Marrone Bio Innovations, Inc.*	2,971	3,476
Minerals Technologies, Inc.	60,990	2,862,261
Orion Engineered Carbons SA	4,275	45,272
PolyOne Corp.	112,194	2,942,849
PQ Group Holdings, Inc.*	2,773	36,715
Quaker Chemical Corp.	925	171,726
Rayonier Advanced Materials, Inc.*	4,559	12,811
Sensient Technologies Corp.	2,979	155,385
Stepan Co.	1,504	146,038
Trecora Resources*	1,797	11,267
Tredegar Corp.	1,910	29,414
Trinseo SA	2,720	60,275
Tronox Holdings plc, Class A	6,415	46,316

		9,846,776

Construction Materials (0.5%)
Eagle Materials, Inc.	20,700	1,453,554
Forterra, Inc.*	1,381	15,412
Summit Materials, Inc., Class A*	8,228	132,306
United States Lime & Minerals, Inc.	151	12,751
US Concrete, Inc.*	1,124	27,875

		1,641,898

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,835	63,142
Greif, Inc., Class B	439	18,364
Myers Industries, Inc.	2,597	37,786
O-I Glass, Inc.	10,954	98,367
Ranpak Holdings Corp.*	1,927	14,337
UFP Technologies, Inc.*	418	18,417

		250,413

Metals & Mining (2.1%)
Alcoa Corp.*	13,132	147,604
Allegheny Technologies, Inc.*	8,810	89,774
Arconic Corp.*	6,981	97,245
Caledonia Mining Corp. plc	776	13,440
Carpenter Technology Corp.	16,592	402,854
Century Aluminum Co.*	3,634	25,910
Cleveland-Cliffs, Inc. (x)	27,592	152,308
Coeur Mining, Inc.*	16,535	83,998
Commercial Metals Co.	8,434	172,054
Compass Minerals International, Inc.	2,403	117,146
Gold Resource Corp.	4,770	19,605
Haynes International, Inc.	780	18,221
Hecla Mining Co.	35,772	116,974
Kaiser Aluminum Corp.	1,082	79,657
Materion Corp.	1,386	85,225
Novagold Resources, Inc.*	16,603	152,416
OceanaGold Corp.*	930,411	2,165,659
Olympic Steel, Inc.	512	6,016
Reliance Steel & Aluminum Co.	21,100	2,003,023
Ryerson Holding Corp.*	929	5,230
Schnitzer Steel Industries, Inc., Class A	1,887	33,287
SunCoke Energy, Inc.	5,906	17,482
TimkenSteel Corp.*	3,225	12,545
United States Steel Corp. (x)	15,516	112,025
Warrior Met Coal, Inc.	3,623	55,758
Worthington Industries, Inc.	2,635	98,285

		6,283,741

Paper & Forest Products (1.1%)
Boise Cascade Co.	2,754	103,578
Clearwater Paper Corp.*	1,142	41,261
Domtar Corp.	3,911	82,561
Louisiana-Pacific Corp.	50,976	1,307,535
Neenah, Inc.	1,152	56,978
P H Glatfelter Co.	106,624	1,711,315
Schweitzer-Mauduit International, Inc.	2,213	73,936
Verso Corp., Class A	2,497	29,864

		3,407,028

Total Materials		21,429,856

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
Acadia Realty Trust (REIT)	6,026	78,218
Agree Realty Corp. (REIT)	3,677	241,616

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Alexander & Baldwin, Inc. (REIT)	5,289	$64,473
Alexander’s, Inc. (REIT)	147	35,412
Alpine Income Property Trust, Inc. (REIT)	478	7,772
American Assets Trust, Inc. (REIT)	3,546	98,721
American Finance Trust, Inc. (REIT)	7,972	63,258
Armada Hoffler Properties, Inc. (REIT)	4,032	40,118
Bluerock Residential Growth REIT, Inc. (REIT)	1,722	13,914
BRT Apartments Corp. (REIT)	897	9,706
CareTrust REIT, Inc. (REIT)	6,591	113,102
CatchMark Timber Trust, Inc. (REIT), Class A	3,652	32,320
Chatham Lodging Trust (REIT)	3,456	21,151
CIM Commercial Trust Corp. (REIT)	656	7,072
City Office REIT, Inc. (REIT)	3,329	33,490
Clipper Realty, Inc. (REIT)	979	7,930
Colony Capital, Inc. (REIT)	34,206	82,094
Columbia Property Trust, Inc. (REIT)	8,076	106,119
Community Healthcare Trust, Inc. (REIT)	1,479	60,491
CoreCivic, Inc. (REIT)	8,613	80,618
CorEnergy Infrastructure Trust, Inc. (REIT)	1,158	10,596
CorePoint Lodging, Inc. (REIT)	3,511	14,781
DiamondRock Hospitality Co. (REIT)	13,962	77,210
Diversified Healthcare Trust (REIT)	16,878	74,685
Easterly Government Properties, Inc. (REIT)	5,257	121,542
EastGroup Properties, Inc. (REIT)	2,686	318,587
Essential Properties Realty Trust, Inc. (REIT)	6,543	97,098
Farmland Partners, Inc. (REIT) (x)	1,753	12,008
Four Corners Property Trust, Inc. (REIT)	4,960	121,024
Franklin Street Properties Corp. (REIT)	7,415	37,742
Front Yard Residential Corp. (REIT)	3,425	29,798
GEO Group, Inc. (The) (REIT)	8,448	99,940
Getty Realty Corp. (REIT)	2,396	71,113
Gladstone Commercial Corp. (REIT)	2,455	46,031
Gladstone Land Corp. (REIT)	1,310	20,777
Global Medical REIT, Inc. (REIT)	2,943	33,344
Global Net Lease, Inc. (REIT)	6,628	110,886
Healthcare Realty Trust, Inc. (REIT)	38,168	1,117,941
Hersha Hospitality Trust (REIT)	2,657	15,304
Highwoods Properties, Inc. (REIT)	45,721	1,706,765
Independence Realty Trust, Inc. (REIT)	6,662	76,546
Industrial Logistics Properties Trust (REIT)	4,366	89,721
Innovative Industrial Properties, Inc. (REIT) (x)	1,169	102,895
Investors Real Estate Trust (REIT)	848	59,776
iStar, Inc. (REIT)	5,218	64,286
Jernigan Capital, Inc. (REIT) (x)	1,576	21,560
Kite Realty Group Trust (REIT)	5,798	66,909
Lexington Realty Trust (REIT)	17,826	188,064
LTC Properties, Inc. (REIT)	2,726	102,688
Macerich Co. (The) (REIT) (x)	9,994	89,646
Mack-Cali Realty Corp. (REIT)	6,418	98,131
Monmouth Real Estate Investment Corp. (REIT)	6,655	96,431
National Health Investors, Inc. (REIT)	3,022	183,496
National Storage Affiliates Trust (REIT)	4,311	123,553
New Senior Investment Group, Inc. (REIT)	6,221	22,520
NexPoint Residential Trust, Inc. (REIT)	1,516	53,591
Office Properties Income Trust (REIT)	3,265	84,792
One Liberty Properties, Inc. (REIT)	1,199	21,126
Pebblebrook Hotel Trust (REIT)	9,184	125,453
Physicians Realty Trust (REIT)	14,154	247,978
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,883	147,547
Plymouth Industrial REIT, Inc. (REIT)	1,013	12,966
PotlatchDeltic Corp. (REIT)	4,621	175,737
Preferred Apartment Communities, Inc. (REIT), Class A	3,337	25,361
PS Business Parks, Inc. (REIT)	1,390	184,036
QTS Realty Trust, Inc. (REIT), Class A	4,180	267,896
Retail Opportunity Investments Corp. (REIT)	7,990	90,527
Retail Properties of America, Inc. (REIT), Class A	15,131	110,759
Retail Value, Inc. (REIT)	1,254	15,499
RLJ Lodging Trust (REIT)	11,720	110,637
RPT Realty (REIT)	6,023	41,920
Ryman Hospitality Properties, Inc. (REIT)	3,546	122,692
Sabra Health Care REIT, Inc. (REIT)	14,440	208,369
Safehold, Inc. (REIT) (x)	1,200	68,988
Saul Centers, Inc. (REIT)	883	28,494
Seritage Growth Properties (REIT), Class A (x)*	2,522	28,751
Service Properties Trust (REIT)	4,689	33,245
SITE Centers Corp. (REIT)	10,826	87,691
STAG Industrial, Inc. (REIT)	10,448	306,335
Summit Hotel Properties, Inc. (REIT)	7,222	42,827
Sunstone Hotel Investors, Inc. (REIT)	54,514	444,289
Tanger Factory Outlet Centers, Inc. (REIT) (x)	6,771	48,277
Terreno Realty Corp. (REIT)	4,627	243,565
UMH Properties, Inc. (REIT)	2,533	32,752
Uniti Group, Inc. (REIT)	13,517	126,384
Universal Health Realty Income Trust (REIT)	874	69,474
Urban Edge Properties (REIT)	8,238	97,785
Urstadt Biddle Properties, Inc. (REIT), Class A	2,168	25,756
Washington REIT (REIT)	5,767	128,027
Whitestone REIT (REIT)	2,897	21,061
Xenia Hotels & Resorts, Inc. (REIT)	8,089	75,470

		10,677,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	350	$5,159
American Realty Investors, Inc.*	164	1,474
CTO Realty Growth, Inc.	287	11,337
Cushman & Wakefield plc*	7,703	95,979
eXp World Holdings, Inc. (x)*	1,701	29,002
Forestar Group, Inc.*	1,164	17,553
FRP Holdings, Inc.*	421	17,084
Griffin Industrial Realty, Inc.	165	8,938
Kennedy-Wilson Holdings, Inc.	8,724	132,779
Marcus & Millichap, Inc.*	1,578	45,541
Maui Land & Pineapple Co., Inc.*	397	4,407
Newmark Group, Inc., Class A	10,431	50,695
Rafael Holdings, Inc., Class B*	605	8,694
RE/MAX Holdings, Inc., Class A	1,290	40,545
Realogy Holdings Corp. (x)	8,191	60,695
Redfin Corp.*	6,704	280,965
RMR Group, Inc. (The), Class A	1,084	31,945
St Joe Co. (The)*	2,343	45,501
Stratus Properties, Inc.*	391	7,746
Tejon Ranch Co.*	1,539	22,162
Transcontinental Realty Investors, Inc.*	124	3,722

		921,923

Total Real Estate		11,598,969

Utilities (2.7%)
Electric Utilities (1.1%)
ALLETE, Inc.	3,665	200,145
El Paso Electric Co.	2,842	190,414
Genie Energy Ltd., Class B	826	6,079
IDACORP, Inc.	24,237	2,117,587
MGE Energy, Inc.	2,445	157,727
Otter Tail Corp.	2,819	109,349
PNM Resources, Inc.	5,572	214,188
Portland General Electric Co.	6,274	262,316
Spark Energy, Inc., Class A	1,154	8,159

		3,265,964

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A (x)	2,278	103,740
Chesapeake Utilities Corp.	1,119	93,996
New Jersey Resources Corp.	6,733	219,833
Northwest Natural Holding Co.	2,128	118,721
ONE Gas, Inc.	3,639	280,385
RGC Resources, Inc.	432	10,441
South Jersey Industries, Inc.	6,486	162,085
Southwest Gas Holdings, Inc.	3,859	266,464
Spire, Inc.	5,059	332,427

		1,588,092

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	6,072	12,144
Clearway Energy, Inc., Class A	2,609	54,711
Clearway Energy, Inc., Class C	5,398	124,478
Ormat Technologies, Inc.	2,789	177,074
Sunnova Energy International, Inc.*	2,190	37,383
TerraForm Power, Inc., Class A	6,119	112,834

		518,624

Multi-Utilities (0.7%)
Avista Corp.	4,720	171,761
Black Hills Corp.	30,677	1,738,159
NorthWestern Corp.	3,552	193,655
Unitil Corp.	1,004	44,999

		2,148,574

Water Utilities (0.2%)
American States Water Co.	2,567	201,843
Artesian Resources Corp., Class A	515	18,689
Cadiz, Inc. (x)*	1,359	13,807
California Water Service Group	3,397	162,037
Consolidated Water Co. Ltd.	839	12,107
Global Water Resources, Inc.	677	7,136
Middlesex Water Co.	1,156	77,660
Pure Cycle Corp.*	1,083	9,953
SJW Group	1,854	115,152
York Water Co. (The)	914	43,835

		662,219

Total Utilities		8,183,473

Total Common Stocks (90.3%) (Cost $248,906,912)		271,563,320

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc. 6.000%, 3/1/27 (x)	$246,000	240,773

Total Industrials		240,773

Total Long-Term Debt Securities (0.1%) (Cost $246,000)		240,773

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)* (Cost $—)	36	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.5%)
JPMorgan Prime Money Market Fund, IM Shares	19,675,027	19,692,733

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Cantor Fitzgerald & Co., 0.09%, dated 6/30/20, due 7/1/20, repurchase price $1,000,003, collateralized by various U.S. Government Agency Securities, ranging from 0.640% - 9.500%, maturing 12/1/20 - 2/20/70; total market value $1,020,000. (xx)	$1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $612,001. (xx)	$600,000	$600,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $500,005, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $555,602. (xx)	500,000	500,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $3,463,491, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $3,532,754. (xx)	3,463,484	3,463,484
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $600,003, collateralized by various Common Stocks; total market value $666,776. (xx)	600,000	600,000

Total Repurchase Agreements		6,363,484

Total Short-Term Investments (8.6%) (Cost $26,043,592)		26,056,217

Total Investments in Securities (99.0%) (Cost $275,196,504)		297,860,310
Other Assets Less Liabilities (1.0%)		2,880,351

Net Assets (100%)		$300,740,661

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $140,346 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $9,518,183. This was collateralized by $3,436,398 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $6,363,484 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	6,765	117,290	13,545	—	—	(12,245)	118,590	1,448	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	3,167	34,823	90,415	—	—	7,111	132,349	245	—

Total		152,113	103,960	—	—	(5,134)	250,939	1,693	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	42	9/2020	USD	3,018,960	(8,396)

					(8,396)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,122,689	$—	$—		$3,122,689
Consumer Discretionary	37,238,067	23,031	—		37,261,098
Consumer Staples	7,963,940	2,408,668	—		10,372,608
Energy	4,129,208	416,970	—		4,546,178
Financials	60,447,638	—	—	(a)	60,447,638
Health Care	29,934,266	—	—		29,934,266
Industrials	59,098,817	—	—		59,098,817
Information Technology	25,567,728	—	—		25,567,728
Materials	21,429,856	—	—		21,429,856
Real Estate	11,590,031	8,938	—		11,598,969
Utilities	8,183,473	—	—		8,183,473
Corporate Bond
Industrials	—	240,773	—		240,773
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	19,692,733	—	—		19,692,733
Repurchase Agreements	—	6,363,484	—		6,363,484

Total Assets	$288,398,446	$9,461,864	$—		$297,860,310

Liabilities:
Futures	$(8,396)	$—	$—		$(8,396)

Total Liabilities	$(8,396)	$—	$—		$(8,396)

Total	$288,390,050	$9,461,864	$—		$297,851,914

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(8,396	)*

Total		$(8,396)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(5,281,151)	$(5,281,151)

Total	$(5,281,151)	$(5,281,151)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(460,248)	$(460,248)

Total	$(460,248)	$(460,248)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $27,067,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 4%)*	$91,596,300
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 10%)*	$62,617,010

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,970,297
Aggregate gross unrealized depreciation	(30,859,237)

Net unrealized appreciation	$22,111,060

Federal income tax cost of investments in securities and derivative instruments, if applicable	$275,740,854

For the six months ended June 30, 2020, the Portfolio incurred approximately $11,055 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $249,968)	$250,939
Unaffiliated Issuers (Cost $268,583,052)	291,245,887
Repurchase Agreements (Cost $6,363,484)	6,363,484
Cash	9,382,177
Foreign cash (Cost $28)	24
Cash held as collateral at broker for futures	271,600
Dividends, interest and other receivables	253,562
Due from Custodian	110,017
Receivable for securities sold	96,020
Receivable for Portfolio shares sold	33,897
Due from broker for futures variation margin	30,227
Securities lending income receivable	14,103
Other assets	3,133

Total assets	308,055,070

LIABILITIES
Payable for return of collateral on securities loaned	6,363,484
Payable for securities purchased	509,704
Investment management fees payable	149,684
Payable for Portfolio shares redeemed	105,581
Administrative fees payable	31,026
Distribution fees payable – Class IB	22,819
Distribution fees payable – Class IA	384
Accrued expenses	131,727

Total liabilities	7,314,409

NET ASSETS	$300,740,661

Net assets were comprised of:
Paid in capital	$287,045,744
Total distributable earnings (loss)	13,694,917

Net assets	$300,740,661

Class IA
Net asset value, offering and redemption price per share, $1,881,460 / 142,845 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.17

Class IB
Net asset value, offering and redemption price per share, $111,403,387 / 8,447,312 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.19

Class K
Net asset value, offering and redemption price per share, $187,455,814 / 14,219,149 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.18

(x)	Includes value of securities on loan of $9,518,183.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($1,693 of dividend income received from affiliates) (net of $8,761 foreign withholding tax)	$2,379,847
Interest	57,397
Securities lending (net)	79,621

Total income	2,516,865

EXPENSES
Investment management fees	996,288
Administrative fees	175,550
Distribution fees – Class IB	141,481
Custodian fees	92,012
Professional fees	28,123
Printing and mailing expenses	19,708
Trustees’ fees	4,570
Distribution fees – Class IA	2,443
Miscellaneous	2,539

Gross expenses	1,462,714
Less: Waiver from investment manager	(110,284)

Net expenses	1,352,430

NET INVESTMENT INCOME (LOSS)	1,164,435

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(849,827)
Futures contracts	(5,281,151)
Foreign currency transactions	(313)

Net realized gain (loss)	(6,131,291)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($5,134 of change in unrealized appreciation (depreciation) from affiliates)	(38,689,943)
Futures contracts	(460,248)
Foreign currency translations	90

Net change in unrealized appreciation (depreciation)	(39,150,101)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(45,281,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,116,957)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,164,435	$2,880,062
Net realized gain (loss)	(6,131,291)	21,368,925
Net change in unrealized appreciation (depreciation)	(39,150,101)	40,945,905

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(44,116,957)	65,194,892

Distributions to shareholders:
Class IA	—	(153,074)
Class IB	—	(8,651,156)
Class K	—	(11,582,047)

Total distributions to shareholders	—	(20,386,277)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [2,910 and 10,162 shares, respectively]	37,874	153,813
Capital shares issued in reinvestment of dividends and distributions [0 and 9,987 shares, respectively]	—	153,074
Capital shares repurchased [(16,630) and (39,942) shares, respectively]	(216,623)	(598,594)

Total Class IA transactions	(178,749)	(291,707)

Class IB
Capital shares sold [475,180 and 547,800 shares, respectively]	6,072,009	8,239,606
Capital shares issued in reinvestment of dividends and distributions [0 and 563,745 shares, respectively]	—	8,651,156
Capital shares repurchased [(907,760) and (1,227,550) shares, respectively]	(12,075,283)	(18,575,222)

Total Class IB transactions	(6,003,274)	(1,684,460)

Class K
Capital shares sold [3,637,199 and 2,551,114 shares, respectively]	43,217,135	36,920,099
Capital shares issued in reinvestment of dividends and distributions [0 and 755,962 shares, respectively]	—	11,582,047
Capital shares repurchased [(909,766) and (815,426) shares, respectively]	(12,084,097)	(12,329,325)

Total Class K transactions	31,133,038	36,172,821

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,951,015	34,196,654

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,165,942)	79,005,269
NET ASSETS:
Beginning of period	319,906,603	240,901,334

End of period	$300,740,661	$319,906,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017		2016	2015
Net asset value, beginning of period	$15.58		$13.25	$17.56	$17.32		$13.91	$14.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.13	0.09	0.07	##	0.02	0.03
Net realized and unrealized gain (loss)	(2.45)		3.23	(2.18)	1.92		3.45	(1.01)

Total from investment operations	(2.41)		3.36	(2.09)	1.99		3.47	(0.98)

Less distributions:
Dividends from net investment income	—		(0.14)	(0.10)	(0.09)		(0.06)	(0.03)
Distributions from net realized gains	—		(0.89)	(2.12)	(1.66)		—	—

Total dividends and distributions	—		(1.03)	(2.22)	(1.75)		(0.06)	(0.03)

Net asset value, end of period	$13.17		$15.58	$13.25	$17.56		$17.32	$13.91

Total return (b)	(15.47)%		25.53%	(12.86)%	11.72%		24.92%	(6.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,881		$2,439	$2,337	$3,545		$3,712	$3,249
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.10%		1.13%	1.13%
Before waivers (a)(f)	1.18%		1.16%	1.15%	1.14%		1.15%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.67%		0.86%	0.53%	0.42	%(aa)	0.15%	0.19%
Before waivers (a)(f)	0.59%		0.80%	0.48%	0.38	%(aa)	0.13%	0.19%
Portfolio turnover rate^	25	%(z)	41%	36%	26%		23%	31%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017		2016	2015
Net asset value, beginning of period	$15.60		$13.27	$17.58	$17.33		$13.93	$14.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.13	0.09	0.07	##	0.02	0.03
Net realized and unrealized gain (loss)	(2.45)		3.23	(2.18)	1.93		3.44	(1.01)

Total from investment operations	(2.41)		3.36	(2.09)	2.00		3.46	(0.98)

Less distributions:
Dividends from net investment income	—		(0.14)	(0.10)	(0.09)		(0.06)	(0.03)
Distributions from net realized gains	—		(0.89)	(2.12)	(1.66)		—	—

Total dividends and distributions	—		(1.03)	(2.22)	(1.75)		(0.06)	(0.03)

Net asset value, end of period	$13.19		$15.60	$13.27	$17.58		$17.33	$13.93

Total return (b)	(15.45)%		25.49%	(12.83)%	11.77%		24.82%	(6.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111,403		$138,508	$119,355	$160,058		$166,454	$138,752
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.10%		1.13%	1.13%
Before waivers (a)(f)	1.18%		1.16%	1.15%	1.14%		1.15%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.67%		0.86%	0.53%	0.42	%(aa)	0.16%	0.19%
Before waivers (a)(f)	0.59%		0.80%	0.48%	0.38	%(aa)	0.13%	0.19%
Portfolio turnover rate^	25	%(z)	41%	36%	26%		23%	31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017		2016	2015
Net asset value, beginning of period	$15.57		$13.25	$17.56	$17.31		$13.91	$14.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.17	0.14	0.12	##	0.06	0.06
Net realized and unrealized gain (loss)	(2.45)		3.22	(2.18)	1.92		3.44	(1.00)

Total from investment operations	(2.39)		3.39	(2.04)	2.04		3.50	(0.94)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.15)	(0.13)		(0.10)	(0.07)
Distributions from net realized gains	—		(0.89)	(2.12)	(1.66)		—	—

Total dividends and distributions	—		(1.07)	(2.27)	(1.79)		(0.10)	(0.07)

Net asset value, end of period	$13.18		$15.57	$13.25	$17.56		$17.31	$13.91

Total return (b)	(15.35)%		25.74%	(12.61)%	12.05%		25.17%	(6.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$187,456		$178,960	$119,209	$139,469		$138,729	$127,379
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.85%		0.88%	0.88%
Before waivers (a)(f)	0.93%		0.91%	0.91%	0.89%		0.90%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.92%		1.12%	0.79%	0.67	%(aa)	0.40%	0.43%
Before waivers (a)(f)	0.84%		1.06%	0.74%	0.62	%(aa)	0.38%	0.43%
Portfolio turnover rate^	25	%(z)	41%	36%	26%		23%	31%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05, $0.05 and $0.09 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Collateralized Mortgage Obligations	11.0%
Foreign Government Securities	9.9
Financials	9.3
Asset-Backed Securities	8.0
Communication Services	7.8
Mortgage-Backed Securities	7.7
Industrials	6.1
U.S. Treasury Obligations	5.6
Materials	5.2
Consumer Discretionary	4.9
Health Care	4.9
Utilities	3.7
Municipal Bonds	3.1
Consumer Staples	3.1
Energy	2.7
Information Technology	2.1
Real Estate	1.3
Investment Companies	1.2
Supranational	0.7
Repurchase Agreements	0.4
Commercial Mortgage-Backed Securities	0.1
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$986.69	$4.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.28	4.63

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.92%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.0%)
AMMC CLO 15 Ltd.,
Series 2014-15A BRR 3.019%, 1/15/32 (l)§		$250,000	$234,386
Antares CLO Ltd.,
Series 2018-1A B 2.785%, 4/20/31 (l)§		345,000	299,359
ARES L CLO Ltd.,
Series 2018-50A B 2.919%, 1/15/32 (l)§		400,000	385,695
ARES LII CLO Ltd.,
Series 2019-52A A2 2.748%, 4/22/31 (l)§		250,000	244,836
Atrium XV,
Series 15A A 1 2.213%, 1/23/31 (l)§		300,000	292,715
Series 15A B 2.793%, 1/23/31 (l)§		300,000	288,489
Series 15A D 4.043%, 1/23/31 (l)§		250,000	228,151
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 0.910%, 1/15/33 (l)§	EUR	500,000	549,231
Series 5A B 1.550%, 1/15/33 (l)§		250,000	273,056
Burnham Park CLO Ltd.,
Series 2016-1A BR 2.635%, 10/20/29 (l)§		$250,000	243,416
Buttermilk Park CLO Ltd.,
Series 2018-1A C 3.319%, 10/15/31 (l)§		334,000	320,526
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R 3.419%, 10/15/31 (l)§		287,000	272,414
Carlyle US CLO Ltd.,
Series 2017-2A A2A 2.835%, 7/20/31 (l)§		300,000	282,398
Catamaran CLO Ltd.,
Series 2014-2A BR 4.085%, 10/18/26 (l)§		297,000	291,457
Citibank Credit Card Issuance Trust,
Series 2017-A7 A7 0.545%, 8/8/24 (l)		353,000	354,158
CWABS Asset-Backed Certificates Trust,
Series 2005-11 AF4 5.210%, 3/25/34 (l)		91,019	89,657
Dryden 42 Senior Loan Fund,
Series 2016-42A CR 3.269%, 7/15/30 (l)§		500,000	479,330
Series 2016-42A DR 4.149%, 7/15/30 (l)§		306,000	269,603
Harbor Park CLO Ltd.,
Series 2018-1A A2 2.535%, 1/20/31 (l)§		250,000	243,506
Series 2018-1A B1 2.835%, 1/20/31 (l)§		250,000	242,479
Series 2018-1A D 4.035%, 1/20/31 (l)§		250,000	229,199
LCM XVI LP,
Series 16A BR2 2.969%, 10/15/31 (l)§		263,490	248,548
Madison Park Euro Funding VIII DAC,
Series 8A BRN 1.700%, 4/15/32 (l)§	EUR	250,000	274,834
Madison Park Euro Funding XIV DAC,
Series 14A A1N 1.120%, 7/15/32 (l)§		250,000	279,951
Mill City Mortgage Loan Trust,
Series 2018-4 A1B 3.500%, 4/25/66 (l)§		$348,694	367,638
NZCG Funding Ltd.,
Series 2015-1A A2R 1.910%, 2/26/31 (l)§		518,000	496,975
Octagon Investment Partners 28 Ltd.,
Series 2016-1A A2R 2.470%, 10/24/30 (l)§		300,000	288,964
Series 2016-1A BR 2.820%, 10/24/30 (l)§		250,000	238,359
Octagon Loan Funding Ltd.,
Series 2014-1A DRR 3.286%, 11/18/31 (l)§		200,000	180,801
Voya CLO Ltd.,
Series 2013-2A A2AR 2.391%, 4/25/31 (l)§		300,000	279,851

Total Asset-Backed Securities			8,769,982

Collateralized Mortgage Obligations (11.0%)
BRAVO Residential Funding Trust,
Series 2019-1 A1C 3.500%, 3/25/58§		197,392	203,055
Series 2019-2 A3 3.500%, 10/25/44 (l)§		245,416	256,425
CIM Trust,
Series 2019-INV1 A1 3.845%, 2/25/49 (l)§		229,819	236,407
Series 2019-INV2 A3 4.000%, 5/25/49 (l)§		342,919	352,954
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN2 M2 4.435%, 11/25/23 (l)		362,665	288,528
Series 2014-DN2 M3 3.785%, 4/25/24 (l)		300,000	264,270
Series 2014-DN4 M3 4.735%, 10/25/24 (l)		170,646	173,940
Series 2015-DNA3 M3 4.885%, 4/25/28 (l)		431,000	448,455
Series 2015-HQA1 M3 4.885%, 3/25/28 (l)		353,849	365,717
Series 2016-DNA1 M3 5.718%, 7/25/28 (l)		330,268	345,098
Series 2016-DNA2 M3 4.835%, 10/25/28 (l)		300,603	312,902
Series 2017-DNA1 M2 3.435%, 7/25/29 (l)		290,000	292,533
Series 2017-DNA2 M2 3.634%, 10/25/29 (l)		290,000	293,903
Series 2017-DNA3 M2 2.684%, 3/25/30 (l)		870,000	874,282
Series 2017-HQA1 M2 3.735%, 8/25/29 (l)		216,624	220,007

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2013-C01 M2 5.434%, 10/25/23 (l)	$442,434	$399,055
Series 2014-C01 M2 4.584%, 1/25/24 (l)	532,157	468,516
Series 2014-C02 1M2 2.784%, 5/25/24 (l)	280,872	245,619
Series 2014-C02 2M2 2.784%, 5/25/24 (l)	540,813	477,388
Series 2014-C03 1M2 3.184%, 7/25/24 (l)	445,114	389,762
Series 2014-C03 2M2 3.085%, 7/25/24 (l)	332,121	304,629
Series 2015-C01 1M2 4.484%, 2/25/25 (l)	110,306	111,196
Series 2015-C01 2M2 4.735%, 2/25/25 (l)	117,817	117,958
Series 2015-C02 1M2 4.185%, 5/25/25 (l)	374,888	378,278
Series 2015-C02 2M2 4.185%, 5/25/25 (l)	148,358	149,794
Series 2015-C03 1M2 5.185%, 7/25/25 (l)	549,793	560,715
Series 2015-C03 2M2 5.185%, 7/25/25 (l)	220,551	225,254
Series 2016-C02 1M2 6.185%, 9/25/28 (l)	239,437	248,288
Series 2016-C05 2M2 4.635%, 1/25/29 (l)	369,234	377,287
Series 2016-C06 1M2 4.435%, 4/25/29 (l)	204,187	213,270
Series 2016-C07 2M2 4.534%, 5/25/29 (l)	371,430	384,235
Series 2017-C01 1M2 3.735%, 7/25/29 (l)	387,827	394,292
Series 2017-C03 1M2 3.184%, 10/25/29 (l)	680,000	683,888
Series 2017-C04 2M2 3.035%, 11/25/29 (l)	38,270	37,599
Series 2017-C05 1M2 2.385%, 1/25/30 (l)	491,477	481,237
Provident Funding Mortgage Trust,
Series 2019-1 A2 3.000%, 12/25/49 (l)§	221,435	233,584
Series 2020-1 A3 3.000%, 2/25/50 (l)§	248,165	253,045

Total Collateralized Mortgage Obligations		12,063,365

Commercial Mortgage-Backed Security (0.1%)
Commercial Mortgage Trust,
Series 2006-GG7 AJ 5.807%, 7/10/38 (l)	101,502	88,814

Total Commercial Mortgage-Backed Security		88,814

Corporate Bonds (43.6%)
Communication Services (6.2%)
Diversified Telecommunication Services (1.7%)
Altice France Holding SA
6.000%, 2/15/28§	200,000	188,750
AT&T, Inc.
2.300%, 6/1/27	100,000	103,492
4.300%, 2/15/30	400,000	467,075
Bell Canada, Inc.
4.464%, 4/1/48	50,000	63,279
CCO Holdings LLC
5.375%, 5/1/25§	172,000	176,730
4.500%, 8/15/30§	100,000	102,000
Telefonica Emisiones SA
4.103%, 3/8/27	150,000	170,576
Verizon Communications, Inc.
5.150%, 9/15/23	383,000	436,568
Virgin Media Secured Finance plc
4.500%, 8/15/30§	200,000	200,250

		1,908,720

Entertainment (0.7%)
AMC Entertainment Holdings, Inc.
5.750%, 6/15/25	100,000	31,000
Live Nation Entertainment, Inc.
4.750%, 10/15/27§	200,000	172,000
Netflix, Inc.
5.875%, 2/15/25	300,000	331,500
Walt Disney Co. (The)
2.200%, 1/13/28	200,000	208,958

		743,458

Interactive Media & Services (0.4%)
Tencent Holdings Ltd.
2.390%, 6/3/30§	400,000	402,875

Media (2.3%)
Altice Financing SA
7.500%, 5/15/26§	300,000	313,875
Charter Communications Operating LLC
2.800%, 4/1/31	100,000	101,309
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	85,000	78,846
5.125%, 8/15/27§	200,000	192,000
CSC Holdings LLC
5.500%, 5/15/26§	422,000	433,470
Diamond Sports Group LLC
5.375%, 8/15/26§	200,000	144,700
6.625%, 8/15/27 (x)§	100,000	53,600
DISH DBS Corp.
6.750%, 6/1/21	95,000	96,781
5.875%, 7/15/22	57,000	57,926
5.875%, 11/15/24	130,000	129,350
7.375%, 7/1/28§	100,000	99,875
Fox Corp.
3.500%, 4/8/30	100,000	111,348
iHeartCommunications, Inc.
6.375%, 5/1/26	11,382	11,325
8.375%, 5/1/27	20,630	18,877
Nexstar Broadcasting, Inc.
5.625%, 8/1/24§	383,000	387,309
Univision Communications, Inc.
5.125%, 2/15/25§	379,000	356,973

		2,587,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (1.1%)
Hughes Satellite Systems Corp.
6.625%, 8/1/26	$200,000	$208,000
Sprint Communications, Inc.
6.000%, 11/15/22	95,000	100,225
Sprint Corp.
7.875%, 9/15/23	95,000	107,112
T-Mobile USA, Inc.
6.500%, 1/15/24	95,000	96,624
6.375%, 3/1/25	249,000	254,603
3.875%, 4/15/30§	400,000	445,184

		1,211,748

Total Communication Services		6,854,365

Consumer Discretionary (3.0%)
Auto Components (0.4%)
Allison Transmission, Inc.
5.875%, 6/1/29§	200,000	207,500
Dana, Inc.
5.625%, 6/15/28	200,000	198,000

		405,500

Distributors (0.2%)
Resideo Funding, Inc.
6.125%, 11/1/26§	200,000	195,500

Hotels, Restaurants & Leisure (1.3%)
1011778 BC ULC
4.250%, 5/15/24§	172,000	171,551
5.000%, 10/15/25§	230,000	228,275
Colt Merger Sub, Inc.
6.250%, 7/1/25§	200,000	199,000
Golden Nugget, Inc.
6.750%, 10/15/24§	268,000	191,955
International Game Technology plc
5.250%, 1/15/29§	200,000	195,340
KFC Holding Co.
5.250%, 6/1/26§	249,000	255,225
Wynn Las Vegas LLC
5.500%, 3/1/25§	230,000	211,600

		1,452,946

Household Durables (0.6%)
KB Home
7.000%, 12/15/21	230,000	240,994
Mohawk Industries, Inc.
3.625%, 5/15/30	400,000	435,406

		676,400

Multiline Retail (0.1%)
Dollar Tree, Inc.
4.200%, 5/15/28	100,000	115,928
K2016470219 South Africa Ltd.
3.000%, 12/31/22 PIK§	227,958	592

		116,520

Specialty Retail (0.1%)
AutoNation, Inc.
4.750%, 6/1/30	50,000	54,179
Party City Holdings, Inc.
6.625%, 8/1/26§	115,000	24,150

		78,329

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.
4.875%, 5/15/26§	318,000	320,385

Total Consumer Discretionary		3,245,580

Consumer Staples (2.7%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	400,000	449,620
Diageo Capital plc
2.000%, 4/29/30	200,000	206,457

		656,077

Food & Staples Retailing (0.7%)
Cencosud SA
4.375%, 7/17/27§	200,000	203,405
Costco Wholesale Corp.
1.750%, 4/20/32	100,000	101,101
Kroger Co. (The)
4.450%, 2/1/47	50,000	60,624
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	413,000	454,341

		819,471

Food Products (0.6%)
Kraft Heinz Foods Co.
3.875%, 5/15/27§	200,000	209,011
MHP Lux SA
6.950%, 4/3/26§	200,000	203,500
Post Holdings, Inc.
4.625%, 4/15/30§	200,000	195,500

		608,011

Household Products (0.3%)
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§	200,000	202,500
Spectrum Brands, Inc.
5.500%, 7/15/30§	100,000	100,375

		302,875

Tobacco (0.5%)
Altria Group, Inc.
3.400%, 5/6/30	450,000	484,242
BAT Capital Corp.
4.540%, 8/15/47	50,000	54,363

		538,605

Total Consumer Staples		2,925,039

Energy (2.4%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
4.486%, 5/1/30	50,000	57,693
Nabors Industries Ltd.
7.250%, 1/15/26§	200,000	122,000
Weatherford International Ltd.
11.000%, 12/1/24§	97,000	67,657

		247,350

Oil, Gas & Consumable Fuels (2.2%)
Aker BP ASA
4.750%, 6/15/24§	200,000	200,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Canadian Natural Resources Ltd.
2.950%, 7/15/30		$100,000	$99,651
Cheniere Energy Partners LP
5.250%, 10/1/25		230,000	229,241
CNX Resources Corp.
5.875%, 4/15/22		158,000	156,025
Comstock Resources, Inc.
9.750%, 8/15/26		100,000	93,250
Ecopetrol SA
4.125%, 1/16/25		200,000	199,875
Energy Transfer Operating LP
5.200%, 2/1/22		191,000	201,647
EnLink Midstream LLC
5.375%, 6/1/29		100,000	74,750
EnQuest plc
7.000%, 4/15/22 PIK (m)		146,970	86,202
Enterprise Products Operating LLC
4.800%, 2/1/49		50,000	59,756
EOG Resources, Inc.
4.375%, 4/15/30		50,000	59,711
Exxon Mobil Corp.
2.610%, 10/15/30		100,000	106,258
Martin Midstream Partners LP
7.250%, 2/15/21		383,000	283,420
Occidental Petroleum Corp.
8.875%, 7/15/30		100,000	99,875
6.450%, 9/15/36		100,000	86,000
Sanchez Energy Corp.
6.125%, 1/15/23 (h)		57,000	285
Sunoco LP
4.875%, 1/15/23		115,000	113,850
6.000%, 4/15/27		100,000	99,000
Williams Cos., Inc. (The)
3.500%, 11/15/30		100,000	104,338

			2,353,680

Total Energy			2,601,030

Financials (9.0%)
Banks (4.9%)
Akbank T.A.S.
5.125%, 3/31/25 (x)§		400,000	375,875
Bank of America Corp.
3.500%, 4/19/26		420,000	472,911
3.248%, 10/21/27		153,000	168,708
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24 (m)	EUR	600,000	620,593
BDO Unibank, Inc.
2.950%, 3/6/23 (m)		$200,000	204,500
BNP Paribas SA
(SOFR + 2.07%), 2.219%, 6/9/26 (k)§		200,000	204,613
China Construction Bank Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.250%, 2/27/29 (k)(m)		200,000	213,625
Citigroup, Inc.
3.300%, 4/27/25		57,000	62,595
3.400%, 5/1/26		194,000	214,372
Comerica, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.29%), 5.625%, 7/1/25 (k)(y)		100,000	101,377
Fifth Third Bancorp
2.550%, 5/5/27		100,000	106,618
HSBC Holdings plc
(SOFR + 2.39%), 2.848%, 6/4/31 (k)		300,000	306,257
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27		250,000	274,766
JPMorgan Chase & Co.
3.375%, 5/1/23		191,000	204,233
3.875%, 9/10/24		191,000	211,025
3.200%, 6/15/26		287,000	319,121
(SOFR + 2.04%), 2.522%, 4/22/31 (k)		300,000	316,762
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)		200,000	217,135
SVB Financial Group
3.125%, 6/5/30		100,000	107,218
Wells Fargo & Co.
3.000%, 4/22/26		479,000	520,513
(SOFR + 2.00%), 2.188%, 4/30/26 (k)		200,000	206,778

			5,429,595

Capital Markets (2.0%)
Goldman Sachs Group, Inc. (The)
3.500%, 1/23/25		375,000	409,435
3.750%, 2/25/26		287,000	319,640
Israel Electric Corp. Ltd.
4.250%, 8/14/28 (m)		300,000	339,750
Morgan Stanley
3.875%, 1/27/26		605,000	684,076
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)		191,000	214,573
MSCI, Inc.
4.000%, 11/15/29§		200,000	204,000

			2,171,474

Consumer Finance (0.3%)
Capital One Financial Corp.
3.200%, 2/5/25		183,000	196,481
Springleaf Finance Corp.
6.625%, 1/15/28		100,000	98,625
5.375%, 11/15/29		100,000	93,500

			388,606

Diversified Financial Services (0.3%)
MPH Acquisition Holdings LLC
7.125%, 6/1/24§		322,000	299,460

Insurance (1.5%)
Aflac, Inc.
3.600%, 4/1/30		400,000	465,355
Arch Capital Group Ltd.
3.635%, 6/30/50		300,000	310,272
Five Corners Funding Trust II
2.850%, 5/15/30§		300,000	310,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	$400,000	$416,108
Willis North America, Inc.
2.950%, 9/15/29	100,000	105,798

		1,607,608

Total Financials		9,896,743

Health Care (4.4%)
Biotechnology (1.0%)
AbbVie, Inc.
3.800%, 3/15/25§	422,000	468,538
2.950%, 11/21/26§	200,000	216,103
3.200%, 11/21/29§	300,000	328,911
Biogen, Inc.
2.250%, 5/1/30	100,000	101,060

		1,114,612

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
4.750%, 11/30/36	200,000	266,986
Stryker Corp.
3.500%, 3/15/26	95,000	106,473

		373,459

Health Care Providers & Services (2.1%)
Anthem, Inc.
2.250%, 5/15/30	120,000	123,179
3.700%, 9/15/49	50,000	56,147
Centene Corp.
4.750%, 5/15/22	250,000	252,500
5.375%, 6/1/26§	76,000	79,024
4.250%, 12/15/27	200,000	206,382
3.375%, 2/15/30	200,000	201,942
Cigna Corp.
4.900%, 12/15/48	50,000	65,288
Community Health Systems, Inc.
6.875%, 2/1/22	66,000	52,140
6.250%, 3/31/23	95,000	89,419
6.625%, 2/15/25§	100,000	95,500
CVS Health Corp.
4.300%, 3/25/28	100,000	116,761
DaVita, Inc.
5.000%, 5/1/25	272,000	278,120
HCA, Inc.
5.375%, 9/1/26	287,000	312,830
Orlando Health Obligated Group
3.777%, 10/1/28	75,000	83,324
Quest Diagnostics, Inc.
2.800%, 6/30/31	50,000	52,348
Tenet Healthcare Corp.
8.125%, 4/1/22	191,000	199,977

		2,264,881

Pharmaceuticals (1.0%)
Bausch Health Americas, Inc.
8.500%, 1/31/27§	191,000	203,415
Bausch Health Cos., Inc.
6.125%, 4/15/25§	157,000	158,553
Bayer US Finance II LLC
4.375%, 12/15/28§	211,000	245,281
Endo Dac
9.500%, 7/31/27§	148,000	156,540
6.000%, 6/30/28§	226,000	145,770
Par Pharmaceutical, Inc.
7.500%, 4/1/27§	55,000	56,237
Perrigo Finance Unlimited Co.
3.150%, 6/15/30	100,000	100,775

		1,066,571

Total Health Care		4,819,523

Industrials (4.8%)
Air Freight & Logistics (1.0%)
FedEx Corp.
3.800%, 5/15/25	400,000	445,022
4.050%, 2/15/48	50,000	51,577
United Parcel Service, Inc.
5.300%, 4/1/50	400,000	571,898

		1,068,497

Building Products (0.2%)
Cornerstone Building Brands, Inc.
8.000%, 4/15/26§	200,000	201,458

Commercial Services & Supplies (0.0%)
RELX Capital, Inc.
3.000%, 5/22/30	50,000	53,555

Construction & Engineering (0.1%)
Rutas 2 and 7 Finance Ltd.
(Zero Coupon), 9/30/36§	200,000	129,000

Electrical Equipment (0.1%)
Emerson Electric Co.
2.750%, 10/15/50	100,000	101,344

Machinery (0.5%)
CNH Industrial NV
3.850%, 11/15/27	134,000	141,459
Navistar International Corp.
9.500%, 5/1/25§	100,000	107,750
Vertical US Newco, Inc.
5.250%, 7/15/27§	200,000	200,000
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	100,000	101,925

		551,134

Marine (0.4%)
ICTSI Treasury BV
4.625%, 1/16/23 (m)	400,000	411,656

Professional Services (0.2%)
IHS Markit Ltd.
4.000%, 3/1/26§	230,000	254,764

Road & Rail (1.4%)
Burlington Northern Santa Fe LLC
4.150%, 4/1/45	100,000	122,362
DAE Funding LLC
4.500%, 8/1/22§	76,000	72,675
5.000%, 8/1/24§	306,000	287,640
Kazakhstan Temir Zholy Finance BV
6.950%, 7/10/42§	500,000	660,000
Russian Railways
5.700%, 4/5/22 (m)	400,000	424,388

		1,567,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Trading Companies & Distributors (0.9%)
Aircastle Ltd.
4.125%, 5/1/24	$383,000	$358,919
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	306,000	273,105
Herc Holdings, Inc.
5.500%, 7/15/27§	200,000	200,442
WESCO Distribution, Inc.
7.125%, 6/15/25§	100,000	105,250

		937,716

Total Industrials		5,276,189

Information Technology (1.1%)
Communications Equipment (0.3%)
CommScope Technologies LLC
5.000%, 3/15/27§	326,000	293,628

Electronic Equipment, Instruments & Components (0.3%)
Flex Ltd.
3.750%, 2/1/26	300,000	317,625

IT Services (0.4%)
Fiserv, Inc.
2.650%, 6/1/30	200,000	211,929
Gartner, Inc.
4.500%, 7/1/28§	100,000	100,750
Presidio Holdings, Inc.
4.875%, 2/1/27§	200,000	195,000

		507,679

Software (0.1%)
Blackboard, Inc.
10.375%, 11/15/24§	100,000	97,500

Total Information Technology		1,216,432

Materials (5.0%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.
2.050%, 5/15/30	100,000	104,442
Alpek SAB de CV
4.250%, 9/18/29§	400,000	397,125
Braskem Netherlands Finance BV
4.500%, 1/31/30§	300,000	273,234
CNAC HK Finbridge Co. Ltd.
4.875%, 3/14/25 (m)	200,000	221,438
Gates Global LLC
6.250%, 1/15/26§	100,000	98,000
LYB International Finance BV
4.000%, 7/15/23	402,000	432,040
Olin Corp.
5.125%, 9/15/27	200,000	186,000
SABIC Capital II BV
4.500%, 10/10/28§	200,000	226,687
TPC Group, Inc.
10.500%, 8/1/24§	200,000	176,000
Westlake Chemical Corp.
3.375%, 6/15/30	100,000	101,482
Yara International ASA
3.148%, 6/4/30§	100,000	103,362

		2,319,810

Construction Materials (0.2%)
Cemex SAB de CV
5.700%, 1/11/25§	287,000	278,211

Containers & Packaging (1.7%)
Bemis Co., Inc.
2.630%, 6/19/30	50,000	51,266
CCL Industries, Inc.
3.050%, 6/1/30§	200,000	202,531
Crown Americas LLC
4.750%, 2/1/26	334,000	340,446
Mauser Packaging Solutions Holding Co.
7.250%, 4/15/25§	372,000	337,318
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	42,000	41,685
5.875%, 8/15/23§	134,000	137,015
Reynolds Group Issuer, Inc.
5.125%, 7/15/23§	134,000	134,502
7.000%, 7/15/24§	95,000	95,238
Sealed Air Corp.
4.875%, 12/1/22§	115,000	118,450
5.125%, 12/1/24§	191,000	203,893
5.500%, 9/15/25§	76,000	81,700
WRKCo., Inc.
3.000%, 6/15/33	120,000	123,620

		1,867,664

Metals & Mining (1.0%)
FMG Resources August 2006 Pty. Ltd.
5.125%, 3/15/23§	76,000	78,090
5.125%, 5/15/24§	253,000	262,487
Glencore Funding LLC
4.125%, 5/30/23§	115,000	122,710
Novelis Corp.
5.875%, 9/30/26§	341,000	340,574
SunCoke Energy Partners LP
7.500%, 6/15/25§	300,000	255,000

		1,058,861

Total Materials		5,524,546

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
AvalonBay Communities, Inc. (REIT)
2.450%, 1/15/31	100,000	106,403
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	53,000	54,855
5.000%, 10/15/27	211,000	216,669
SBA Communications Corp. (REIT)
3.875%, 2/15/27§	200,000	199,250
VICI Properties LP (REIT)
3.750%, 2/15/27§	500,000	468,125

		1,045,302

Real Estate Management & Development (0.4%)
China Overseas Finance Cayman VI Ltd.
5.950%, 5/8/24 (m)	200,000	227,688
Five Point Operating Co. LP
7.875%, 11/15/25§	200,000	188,500

		416,188

Total Real Estate		1,461,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Utilities (3.7%)
Electric Utilities (2.2%)
Electricite de France SA
(USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23 (k)(y)§		$575,000	$582,263
Exelon Corp.
4.050%, 4/15/30		400,000	460,938
Southern Co. (The)
3.250%, 7/1/26		390,000	433,335
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27§		449,000	494,798
Three Gorges Finance I Cayman Islands Ltd.
3.150%, 6/2/26§		249,000	268,375
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26 (m)		200,000	213,000

			2,452,709

Independent Power and Renewable Electricity Producers (1.2%)
Calpine Corp.
5.750%, 1/15/25		230,000	232,252
5.125%, 3/15/28§		100,000	97,750
Clearway Energy Operating LLC
5.750%, 10/15/25		268,000	280,060
Colbun SA
3.950%, 10/11/27§		200,000	215,375
3.150%, 3/6/30§		200,000	200,937
Talen Energy Supply LLC
7.250%, 5/15/27§		300,000	299,250

			1,325,624

Multi-Utilities (0.3%)
Dominion Energy, Inc. Series C
3.375%, 4/1/30		300,000	330,198

Total Utilities			4,108,531

Total Corporate Bonds			47,929,468

Foreign Government Securities (9.9%)
Argentine Republic
6.875%, 1/26/27		500,000	200,250
Dominican Republic Government Bond
8.900%, 2/15/23§	DOP	15,100,000	239,297
Export-Import Bank of India
3.875%, 2/1/28§		$545,000	567,574
Gabonese Republic
6.625%, 2/6/31§		400,000	357,500
Mex Bonos Desarr Fix Rt
6.500%, 6/10/21	MXN	6,900,000	305,174
Notas del Tesoro
3.750%, 4/17/26§		$200,000	207,500
Oriental Republic of Uruguay
4.375%, 1/23/31		200,000	233,625
3.700%, 6/26/37 TIPS	UYU	20,743,554	484,641
Republic of Angola
8.250%, 5/9/28§		$800,000	662,000
Republic of Belarus
7.625%, 6/29/27§		400,000	412,000
6.200%, 2/28/30§		300,000	286,687
Republic of Colombia
3.875%, 4/25/27		200,000	211,938
9.850%, 6/28/27	COP	1,255,000,000	411,692
4.500%, 3/15/29		$200,000	218,875
5.000%, 6/15/45		500,000	562,109
Republic of Indonesia
4.350%, 1/8/27§		700,000	778,094
3.850%, 7/18/27§		200,000	216,625
Republic of Iraq
5.800%, 1/15/28§		700,000	629,344
Republic of Kazakhstan
4.875%, 10/14/44§		500,000	634,219
Republic of Peru
6.550%, 3/14/37		300,000	456,281
Republic of South Africa
7.000%, 2/28/31	ZAR	8,700,000	412,144
Russian Federation
4.875%, 9/16/23§		$600,000	666,562
Ukraine Government Bond
7.375%, 9/25/32§		500,000	502,188
0.000%, 5/31/40§		174,000	159,808
United Mexican States
4.150%, 3/28/27		1,000,000	1,073,000

Total Foreign Government Securities			10,889,127

Loan Participations (7.4%)
Communication Services (1.6%)
Diversified Telecommunication Services (0.4%)
Securus Technologies Holdings, Inc., Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.500%, 11/1/24 (k)		467,122	384,792

Media (1.2%)
Banijay Group, Term Loan
(ICE LIBOR USD 6 Month + 0.00%), 0.000%, 3/4/25 (k)		30,000	28,350
CSC Holdings LLC
(ICE LIBOR USD 1 Month + 2.25%), 2.435%, 7/17/25 (k)		369,289	349,163
Diamond Sports Group LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.430%, 8/24/26 (k)		84,694	68,708
Gray Television, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 2.673%, 1/2/26 (k)		297,375	287,215
Mission Broadcasting, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 2.423%, 1/17/24 (k)		50,940	48,265
Nexstar Broadcasting, Inc., 1st Lien Term Loan B2
(ICE LIBOR USD 1 Month + 2.25%), 2.434%, 1/17/24 (k)		198,009	187,613
Sinclair Television Group, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.430%, 1/3/24 (k)		392,875	373,886

			1,343,200

Total Communication Services			1,727,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Discretionary (1.9%)
Auto Components (0.4%)
Adient US LLC, Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.474%, 5/6/24 (k)	$217,800	$208,761
Panther BF Aggregator 2 LP, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.678%, 4/30/26 (k)	49,749	47,303
TI Group Automotive Systems LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 3.250%, 6/30/22 (k)	231,202	222,532

		478,596

Automobiles (0.2%)
Thor Industries, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.938%, 2/1/26 (k)	198,095	193,452

Diversified consumer services (0.1%)
LegalZoom.com, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 4.678%, 11/21/24 (k)	49,747	48,504

Hotels, Restaurants & Leisure (0.5%)
24 Hour Fitness Worldwide, Inc., Term Loan
(ICE LIBOR USD 6 Month + 10.00%), 11.000%, 6/21/21 (k)(r)	30,554	29,637
24 Hour Fitness Worldwide, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 3.808%, 5/30/25 (k)	368,421	81,052
Boyd Gaming Corp., Term Loan B
(ICE LIBOR USD 3 Month + 2.25%), 2.359%, 9/15/23 (k)	250,084	235,258
Caesars Resort Collection LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.928%, 12/23/24 (k)	149,235	132,860
(ICE LIBOR USD 6 Month + 4.50%), 4.687%, 6/19/25 (k)	5,222	4,896
Whatabrands LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.925%, 7/31/26 (k)	29,850	28,376

		512,079

Internet & Direct Marketing Retail (0.2%)
Go Daddy Operating Co. LLC, Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.928%, 2/15/24 (k)	277,017	265,937

Specialty Retail (0.4%)
Harbor Freight Tools USA, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 3.250%, 8/18/23 (k)	49,745	47,780
Nascar Holdings LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.930%, 10/19/26 (k)	64,795	61,944
Nutraceutical International Corp., Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.250%, 8/23/23 (k)	369,333	343,479
Staples, Inc., Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.687%, 4/16/26 (k)	24,268	20,698

		473,901

Textiles, Apparel & Luxury Goods (0.1%)
Bass Pro Group LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 6.072%, 9/25/24 (k)	79,286	76,115
Champ Acquisition Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 6.572%, 12/19/25 (k)	29,618	27,952

		104,067

Total Consumer Discretionary		2,076,536

Consumer Staples (0.4%)
Food Products (0.3%)
JBS USA Lux SA, Term Loan
(ICE LIBOR USD 3 Month + 2.00%), 3.072%, 5/1/26 (k)	331,898	316,133

Household products (0.0%)
Knowlton Development Corp., Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.058%, 12/22/25 (k)	22,757	21,790

Personal Products (0.1%)
Coty Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.425%, 4/7/25 (k)	119,695	106,528

Total Consumer Staples		444,451

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
McDermott International, Inc., Term Loan
(ICE LIBOR USD 6 Month + 4.00%), 4.308%, 6/16/27 (k)	32,588	32,079
Oxbow Carbon LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.928%, 1/4/23 (k)	172,698	165,790

		197,869

Total Energy		197,869

Financials (0.3%)
Capital Markets (0.1%)
Russell Invest Management Co., Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.822%, 6/1/23 (k)	123,981	120,055

Diversified Financial Services (0.0%)
Verscend Holding Corp., Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 4.678%, 8/27/25 (k)	19,899	19,277

Insurance (0.2%)
Alliant Holdings Intermediate LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.928%, 5/9/25 (k)	116,426	109,731
AssuredPartners, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.678%, 2/12/27 (k)	49,750	47,449

		157,180

Thrifts & Mortgage Finance (0.0%)
DTZ US Borrower LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.928%, 8/21/25 (k)	49,873	46,819

Total Financials		343,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.5%)
Health Care Providers & Services (0.1%)
eResearchTechnology, Inc., First Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 2/4/27 (k)	$18,182	$17,818
Pathway Vet Alliance LLC, Term Loan
(ICE LIBOR USD 6 Month + 4.00%), 4.178%, 12/31/49 (k)	33,075	32,155
Phoenix Guarantor, Inc., Term Loan B1
(ICE LIBOR USD 1 Month + 3.25%), 3.435%, 3/5/26 (k)	49,750	47,760

		97,733

Health Care Technology (0.0%)
Inovalon Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.188%, 4/2/25 (k)	7,377	7,141

Pharmaceuticals (0.4%)
Grifols Worldwide Operations Ltd., Term Loan B
(ICE LIBOR USD 3 Month + 2.00%), 2.109%, 11/15/27 (k)	315,673	303,309
Horizon Therapeutics USA, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.438%, 5/22/26 (k)	191,632	185,164

		488,473

Total Health Care		593,347

Industrials (1.3%)
Aerospace & Defense (0.1%)
Dynasty Acquisition Co., Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 3.808%, 4/6/26 (k)	80,861	68,934

		68,934

Airlines (0.1%)
Allegiant Travel Co., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.434%, 2/5/24 (k)	140,665	123,082
JetBlue Airways Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 6.250%, 6/12/24 (k)	20,313	19,873

		142,955

Commercial Services & Supplies (0.1%)
Pitney Bowes Inc., Term Loan B
(ICE LIBOR USD 1 Month + 5.50%), 5.680%, 1/7/25 (k)	98,750	82,210
Prime Security Services Borrower LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.250%, 9/23/26 (k)	62,031	59,498

		141,708

Construction & Engineering (0.1%)
Kestrel Bidco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.000%, 12/11/26 (k)	49,750	39,759
Ventia Midco Pty. Ltd., Term Loan B
(ICE LIBOR USD 3 Month + 4.63%), 5.048%, 5/21/26 (k)	90,000	87,750

		127,509

Machinery (0.7%)
Altra Industrial Motion Corp., Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.178%, 10/1/25 (k)	81,414	77,343
Harsco Corp., Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 3.250%, 12/6/24 (k)	178,792	174,769
Navistar, Inc., Term Loan B2
(ICE LIBOR USD 1 Month + 3.50%), 3.700%, 11/6/24 (k)	370,265	349,438
Vertical Midco GmbH, Term Loan
(ICE LIBOR USD 6 Month + 0.00%), 0.000%, 6/30/27 (k)	94,725	93,305

		694,855

Road & Rail (0.2%)
Avis Budget Car Rental LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 2.430%, 8/6/27 (k)	155,266	137,411
Kenan Advantage Group Holdings Corp., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.000%, 7/29/22 (k)	22,994	21,355
Kenan Advantage Group Holdings Corp., Term Loan B1
(ICE LIBOR USD 1 Month + 3.00%), 4.000%, 7/29/22 (k)	96,693	89,561

		248,327

Total Industrials		1,424,288

Information Technology (1.0%)
Communications Equipment (0.4%)
Commscope, Inc., Term Loan B2
(ICE LIBOR USD 1 Month + 3.25%), 3.428%, 4/6/26 (k)	99,499	93,964
Global Tel Link Corp., 1st Lien, Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.428%, 11/29/25 (k)	369,139	317,113

		411,077

Semiconductors & Semiconductor Equipment (0.3%)
ON Semiconductor Corp., Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.178%, 9/19/26 (k)	372,188	355,904

Software (0.3%)
athenahealth, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 4.50%), 4.818%, 2/5/26 (k)	79,798	76,872
HSI Mergersub, Inc., First Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.000%, 7/1/24 (k)	14,962	14,476
Navicure, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.178%, 10/22/26 (k)	49,875	48,005
Playtika Holding Corp., Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 7.072%, 12/10/24 (k)	19,500	19,459
Sophos Group plc, Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 3.827%, 1/15/27 (k)	36,090	34,526
TIBCO Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.930%, 6/30/26 (k)	40,000	38,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Ultimate Software Group, Inc. (The), Term Loan
(ICE LIBOR USD 6 Month + 4.00%), 4.750%, 5/4/26 (k)	$21,014	$20,740
Vertafore, Inc., First Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.428%, 7/2/25 (k)	39,899	37,476

		289,679

Technology Hardware, Storage & Peripherals (0.0%)
Cardtronics USA, Inc., Term Loan
(ICE LIBOR USD 6 Month + 4.00%), 5.000%, 6/29/27 (k)	69,099	68,063

Total Information Technology		1,124,723

Materials (0.2%)
Containers & Packaging (0.2%)
Berry Global, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.177%, 7/1/26 (k)	149,246	142,530
BWAY Holding Co., Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.561%, 4/3/24 (k)	79,794	71,296

		213,826

Total Materials		213,826

Total Loan Participations		8,146,363

Mortgage-Backed Securities (7.7%)
FHLMC UMBS
2.500%, 10/1/49	275,589	287,553
3.000%, 12/1/49	164,662	173,376
FNMA UMBS
2.500%, 6/1/27	33,212	34,791
2.500%, 12/1/34	503,095	526,865
4.500%, 5/1/48	656,732	715,786
3.500%, 6/1/48	184,671	194,404
3.000%, 9/1/48	615,659	649,587
3.000%, 11/1/48	767,034	808,824
3.000%, 12/1/49	165,779	174,552
3.000%, 3/1/50	238,819	251,532
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 7/25/50 TBA	300,000	312,797
3.000%, 7/25/50 TBA	1,134,000	1,194,376
GNMA
3.500%, 12/20/49	1,469,133	1,552,168
3.500%, 6/20/50	1,430,000	1,522,330

Total Mortgage-Backed Securities		8,398,941

Municipal Bonds (3.1%)
Broward County, Florida Airport System Revenue Refunding Bonds,
Series 2019C 3.477%, 10/1/43	100,000	99,827
California Health Facilities Financing Authourity Revenue Bonds, Series 2019
2.934%, 6/1/32	90,000	93,335
2.984%, 6/1/33	75,000	77,687
3.034%, 6/1/34	55,000	56,895
City & County of Honolulu Wastewater System, Revenue Bonds,
Series 2019B 2.585%, 7/1/28	35,000	37,130
City & County of San Francisco Water Revenue Bonds,
Series 2019 3.473%, 11/1/43	60,000	64,202
City of Austin, Electricity Utility System Revenue Bonds,
Series 2008, AGC 6.262%, 11/15/32	175,000	227,022
City of San Jose Redevelopment Agency Senior Taxable Tax Allocation Refunding Bonds,
Series A-T 2017 3.250%, 8/1/29	100,000	110,355
Foothill Eastern Transportation Corridor Agency Toll Road Refunding Revenue Bonds,
Series 2019A 4.094%, 1/15/49	40,000	41,072
Gilroy Unified School District General Obligation Refunding Bonds,
Series 2019 3.364%, 8/1/47	195,000	200,121
Greenville City School District County Darke, Ohio School Improvement Refunding Bonds,
Series 2019 3.541%, 1/1/51	215,000	216,716
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Refunding Bonds,
Series 2019B 3.395%, 10/15/40	85,000	86,696
Metro Wastewater Reclamation District, Colorado Federally Taxable Sewer Refunding Bonds,
Series 2019B 3.158%, 4/1/41	145,000	151,956
Metropolitan St. Louis Sewer District Taxable Wastewater System Refunding Revenue Bonds,
Series 2019C 3.259%, 5/1/45	415,000	426,993
New Jersey Transportation Trust Fund Authority Transportation System Bonds,
Series 2019B 4.131%, 6/15/42	105,000	97,797
New York State Urban Development Corporation State Sales Tax Revenue Bonds,
Series 2019B 3.142%, 7/1/43	95,000	97,911
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Refunding Bonds,
Series 2019 3.579%, 12/1/43	290,000	304,074
Salt Lake City, Utah Federally Taxable Sales and Excise Tax Revenue Refunding Bonds
Series 2019B 3.102%, 4/1/38	80,000	81,305
San Bernardino Community College District Election of 2018 General Obligation Bonds,
Series A-1 3.271%, 8/1/39	65,000	70,735
San Diego County Regional Transportation Commission Sales Tax Revenue Bonds, 2019
Series 2019A 3.248%, 4/1/48	70,000	74,531
State of Ohio Taxable Hospital Refunding Revenue Bonds, Series 2019G
3.276%, 1/1/42	60,000	63,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
State of Oregon Department of Transportation Highway Refunding Bonds,
Series 2019B 3.168%, 11/15/38	$115,000	$124,068
Texas State University System Revenue Financing System Refunding Bonds, Taxable
Series 2019B 2.938%, 3/15/33	70,000	72,268
3.289%, 3/15/40	55,000	56,542
Texas Transportation Commission State of Texas Highway Improvement General Obligation Refunding Bonds,
Series 2019 3.211%, 4/1/44	175,000	185,398
University of Pittsburgh - of The Commonwealth System of Higher Education Taxable University Refunding Bonds,
Series 2017C 3.005%, 9/15/41	160,000	171,034

Utah Transit Authority Federally Taxable Sales Tax Revenue Refunding Bonds,
Series 2019B 3.443%, 12/15/42	115,000	119,184

Total Municipal Bonds		3,408,160

Supranational (0.7%)
African Export-Import Bank (The)
3.994%, 9/21/29§	400,000	392,500
Banque Ouest Africaine de Developpement
5.000%, 7/27/27§	400,000	412,521

Total Supranational		805,021

U.S. Treasury Obligations (5.6%)
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	718,079	756,231
0.125%, 7/15/24 TIPS	2,088,510	2,181,205
0.375%, 7/15/25 TIPS	1,081,150	1,154,470
0.375%, 7/15/27 TIPS	681,278	740,559
U.S. Treasury Notes
2.750%, 2/15/24	191,000	208,521
1.500%, 2/15/30	1,000,000	1,081,089

Total U.S. Treasury Obligations		6,122,075

Total Long-Term Debt Securities (97.1%) (Cost $107,688,369)		106,621,316

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.0%)
Media (0.0%)
Clear Channel Outdoor Holdings, Inc.*	4,912	5,109
iHeartMedia, Inc. (r)*	33	234
iHeartMedia, Inc., Class A (x)*	1,980	16,533

		21,876

Total Communication Services		21,876

Energy (0.1%)
Energy Equipment & Services (0.0%)
Weatherford International plc (x)*	3,258	6,418

Oil, Gas & Consumable Fuels (0.1%)
Amplify Energy Corp. (x)	97	119
Birch Permian Holdings, Inc. (r)*	9,349	35,059
Riviera Resources, Inc.	1,571	2,820

		37,998

Total Energy		44,416

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., Class A	1,334	15,955

Total Materials		15,955

Total Common Stocks (0.1%) (Cost $321,092)		82,247

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Battalion Oil Corp., expiring 10/8/22 (x)*	802	—

		—

Total Energy		—

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., expiring 7/25/23*	140	112

Total Materials		112

Total Warrants (0.0%) (Cost $1,015)		112

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	1,369,280	1,370,513

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $82,491, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $84,141. (xx)	$82,491	82,491

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $328,641, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $335,213. (xx)	$328,640	$328,640

Total Repurchase Agreements		411,131

Total Short-Term Investments (1.6%) (Cost $1,781,687)		1,781,644

Total Investments in Securities (98.8%) (Cost $109,792,163)		108,485,319
Other Assets Less Liabilities (1.2%)		1,351,344

Net Assets (100%)		$109,836,663

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $38,066,506 or 34.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $2,962,840 or 2.7% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $414,514. This was collateralized by $14,825 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $411,131 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2020.

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CNH	— Chinese Yuan
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
PIK	— Payment-in Kind Security
SGD	— Singapore Dollar
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security
TRY	— Turkish Lira
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Angola	0.6%
Argentina	0.2
Australia	0.5
Belarus	0.6
Belgium	0.4
Brazil	0.2
Canada	0.7
Cayman Islands	5.7
Chile	0.6
China	1.9
Colombia	1.5
Dominican Republic	0.2
France	0.7
Gabon	0.3
Germany	0.2
India	0.5
Indonesia	0.9
Iraq	0.6
Ireland	1.2
Israel	0.3
Kazakhstan	1.2
Luxembourg	0.5
Malaysia	0.2
Mexico	2.1
Norway	0.3
Panama	0.2
Peru	0.4
Philippines	0.6
Russia	1.0
Saudi Arabia	0.2
South Africa	0.4
Spain	0.2
Supranational	0.7
Tunisia	0.6
Turkey	0.3
Ukraine	0.8
United Arab Emirates	0.3
United Kingdom	1.1
United States	69.2
Uruguay	0.7
Cash and Other	1.2

100.0%

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	18	9/2020	AUD	1,848,219	18,854
Australia 3 Year Bond	31	9/2020	AUD	2,504,272	659
Canada 10 Year Bond	15	9/2020	CAD	1,699,543	4,357
Euro-OAT	24	9/2020	EUR	4,520,515	74,744
U.S. Treasury 5 Year Note	49	9/2020	USD	6,161,367	13,267
U.S. Treasury 10 Year Note	13	9/2020	USD	1,809,234	3,740

					115,621

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	1,450,000	USD	210,465	JPMorgan Chase Bank	7/14/2020	553
EUR	617,312	USD	670,336	JPMorgan Chase Bank	7/23/2020	23,546
USD	484,159	EUR	430,000	JPMorgan Chase Bank	8/5/2020	676
USD	1,076,735	SGD	1,500,000	JPMorgan Chase Bank	8/13/2020	280
USD	468,710	CNH	3,300,000	JPMorgan Chase Bank**	8/21/2020	3,271
IDR	8,100,000,000	USD	538,922	JPMorgan Chase Bank**	8/28/2020	24,392
NOK	10,200,000	USD	1,009,921	JPMorgan Chase Bank	9/15/2020	50,093

Total unrealized appreciation						102,811

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	608,627	CAD	850,000	JPMorgan Chase Bank	7/15/2020	(17,502)
EUR	395,396	USD	448,063	JPMorgan Chase Bank	7/23/2020	(3,623)
NOK	3,100,000	USD	342,772	JPMorgan Chase Bank	7/23/2020	(20,675)
USD	1,128,708	EUR	1,012,708	JPMorgan Chase Bank	7/23/2020	(9,613)
USD	304,160	NOK	3,100,000	JPMorgan Chase Bank	7/23/2020	(17,937)
JPY	338,100,000	USD	3,144,049	JPMorgan Chase Bank	7/27/2020	(11,745)
USD	1,111,727	AUD	1,770,000	JPMorgan Chase Bank	7/27/2020	(109,941)
USD	387,519	CAD	550,000	JPMorgan Chase Bank	7/28/2020	(17,639)
EUR	430,000	USD	487,419	JPMorgan Chase Bank	8/5/2020	(3,936)
JPY	49,000,000	USD	459,576	JPMorgan Chase Bank	8/13/2020	(5,519)
CNH	3,300,000	USD	472,827	JPMorgan Chase Bank**	8/21/2020	(7,388)
USD	754,408	AUD	1,140,000	JPMorgan Chase Bank	9/8/2020	(32,506)
JPY	19,000,000	USD	181,765	JPMorgan Chase Bank	9/14/2020	(5,621)
MXN	750,000	USD	33,823	JPMorgan Chase Bank	9/14/2020	(1,516)
EUR	150,000	USD	170,185	JPMorgan Chase Bank	9/15/2020	(1,374)
USD	3,843,998	EUR	3,417,191	JPMorgan Chase Bank	9/15/2020	(1,726)
USD	1,000,000	NOK	10,200,000	JPMorgan Chase Bank	9/15/2020	(60,014)

Total unrealized depreciation						(328,275)

Net unrealized depreciation						(225,464)

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — sell protection as of June 30, 2020 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Investment Grade Index Series 33-V1	1.00	Quarterly	12/20/2024	0.74	USD 1,600,000	22,318	(3,408)	18,910
CDX North American Emerging Markets Index Series 32-V3	1.00	Quarterly	12/20/2024	1.84	USD 1,750,000	(64,516)	6,483	(58,033)

Total Centrally Cleared Credit default swap contracts outstanding						(42,198)	3,075	(39,123)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$8,769,982	$—	$8,769,982
Centrally Cleared Credit Default Swaps	—	6,483	—	6,483
Collateralized Mortgage Obligations	—	12,063,365	—	12,063,365
Commercial Mortgage-Backed Security	—	88,814	—	88,814
Common Stocks
Communication Services	21,642	—	234	21,876
Energy	9,357	—	35,059	44,416
Materials	15,955	—	—	15,955
Corporate Bonds
Communication Services	—	6,854,365	—	6,854,365
Consumer Discretionary	—	3,245,580	—	3,245,580
Consumer Staples	—	2,925,039	—	2,925,039
Energy	—	2,601,030	—	2,601,030
Financials	—	9,896,743	—	9,896,743
Health Care	—	4,819,523	—	4,819,523
Industrials	—	5,276,189	—	5,276,189
Information Technology	—	1,216,432	—	1,216,432
Materials	—	5,524,546	—	5,524,546
Real Estate	—	1,461,490	—	1,461,490
Utilities	—	4,108,531	—	4,108,531
Foreign Government Securities	—	10,889,127	—	10,889,127
Forward Currency Contracts	—	102,811	—	102,811
Futures	115,621	—	—	115,621
Loan Participations
Communication Services	—	1,727,992	—	1,727,992
Consumer Discretionary	—	2,046,899	29,637	2,076,536
Consumer Staples	—	444,451	—	444,451
Energy	—	197,869	—	197,869
Financials	—	343,331	—	343,331
Health Care	—	593,347	—	593,347
Industrials	—	1,424,288	—	1,424,288
Information Technology	—	1,124,723	—	1,124,723
Materials	—	213,826	—	213,826
Mortgage-Backed Securities	—	8,398,941	—	8,398,941
Municipal Bonds	—	3,408,160	—	3,408,160
Short-Term Investments
Investment Company	1,370,513	—	—	1,370,513
Repurchase Agreements	—	411,131	—	411,131
Supranational	—	805,021	—	805,021
U.S. Treasury Obligations	—	6,122,075	—	6,122,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrants
Energy	$—	$— (a)	$—	$— (a)
Materials	112	—	—	112

Total Assets	$1,533,200	$107,112,104	$64,930	$108,710,234

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(3,408)	$—	$(3,408)
Forward Currency Contracts	—	(328,275)	—	(328,275)

Total Liabilities	$—	$(331,683)	$—	$(331,683)

Total	$1,533,200	$106,780,421	$64,930	$108,378,551

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$115,621 *
Foreign exchange contracts	Receivables	102,811
Credit contracts	Receivables	6,483

Total		$224,915

	Liability Derivatives
Foreign exchange contracts	Payables	$(328,275)
Credit contracts	Payables	(3,408)

Total		$(331,683)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(265,168)	$—	$—	$(265,168)
Foreign exchange contracts	—	22,291	—	22,291
Credit contracts	—	—	(354,904)	(354,904)

Total	$(265,168)	$22,291	$(354,904)	$(597,781)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$155,129	$—	$—	$155,129
Foreign exchange contracts	—	(93,714)	—	(93,714)
Credit contracts	—	—	3,075	3,075

Total	$155,129	$(93,714)	$3,075	$64,490

^ This Portfolio held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $18,404,000, futures contracts with an average notional balance of approximately $24,538,000 and swaps contracts with an average notional balance of approximately $4,260,000 for five months, during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
JPMorgan Chase Bank	$102,811	$(102,811)	$—	$—

Total	$102,811	$(102,811)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$328,275	$(102,811)	$(80,000)	$145,464

Total	$328,275	$(102,811)	$(80,000)	$145,464

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $270,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,500,368
Long-term U.S. government debt securities	5,943,181

$47,443,549

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$43,673,905
Long-term U.S. government debt securities	8,195,731

$51,869,636

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,730,064
Aggregate gross unrealized depreciation	(5,037,231)

Net unrealized depreciation	$(1,307,167)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$109,643,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $109,381,032)	$108,074,188
Repurchase Agreements (Cost $411,131)	411,131
Cash	3,592,915
Cash held as collateral for forward foreign currency contracts	160,000
Dividends, interest and other receivables	846,336
Variation Margin on Centrally Cleared Swaps	333,683
Due from broker for futures variation margin	234,599
Due from Custodian	220,879
Unrealized appreciation on forward foreign currency contracts	102,811
Receivable for securities sold	90,977
Receivable for Portfolio shares sold	67,534
Securities lending income receivable	181
Other assets	1,660

Total assets	114,136,894

LIABILITIES
Payable for securities purchased	1,806,287
Payable for forward settling transactions	1,498,611
Payable for return of collateral on securities loaned	411,131
Unrealized depreciation on forward foreign currency contracts	328,275
Payable for Portfolio shares redeemed	138,780
Investment management fees payable	33,037
Distribution fees payable – Class IB	22,599
Administrative fees payable	8,753
Unrealized depreciation on unfunded commitments	7
Accrued expenses	52,751

Total liabilities	4,300,231

NET ASSETS	$109,836,663

Net assets were comprised of:
Paid in capital	$110,404,602
Total distributable earnings (loss)	(567,939)

Net assets	$109,836,663

Class IB
Net asset value, offering and redemption price per share, $109,836,663 / 10,586,661 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.38

(x)	Includes value of securities on loan of $414,514.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$2,095,316
Dividends	29,916
Securities lending (net)	15,035

Total income	2,140,267

EXPENSES
Investment management fees	327,503
Distribution fees – Class IB	138,773
Administrative fees	53,017
Professional fees	38,827
Custodian fees	27,463
Printing and mailing expenses	13,754
Trustees’ fees	1,799
Miscellaneous	18,302

Gross expenses	619,438
Less: Waiver from investment manager	(108,091)

Net expenses	511,347

NET INVESTMENT INCOME (LOSS)	1,628,920

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(47,918)
Futures contracts	(265,168)
Forward foreign currency contracts	22,291
Foreign currency transactions	17,295
Swaps	(354,904)
Securities sold short	(2,053)

Net realized gain (loss)	(630,457)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,866,555)
Futures contracts	155,129
Forward foreign currency contracts	(93,714)
Foreign currency translations	(167)
Swaps	3,075
Unfunded commitments	(7)

Net change in unrealized appreciation (depreciation)	(2,802,239)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,432,696)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,803,776)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,628,920	$4,187,346
Net realized gain (loss)	(630,457)	1,757,964
Net change in unrealized appreciation (depreciation)	(2,802,239)	3,637,481

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,803,776)	9,582,791

Distributions to shareholders:
Class IB	—	(6,237,766)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [613,261 and 1,333,253 shares, respectively]	6,271,626	14,400,202
Capital shares issued in reinvestment of dividends and distributions [0 and 594,025 shares, respectively]	—	6,237,766
Capital shares repurchased [(1,184,499) and (1,646,223) shares, respectively]	(11,967,784)	(17,803,297)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,696,158)	2,834,671

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,499,934)	6,179,696
NET ASSETS:
Beginning of period	117,336,597	111,156,901

End of period	$109,836,663	$117,336,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$10.52		$10.22		$10.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.39		0.07
Net realized and unrealized gain (loss)	(0.29)		0.50		(0.20)

Total from investment operations	(0.14)		0.89		(0.13)

Less distributions:
Dividends from net investment income	—		(0.44)		(0.07)
Distributions from net realized gains	—		(0.15)		—

Total dividends and distributions	—		(0.59)		(0.07)

Net asset value, end of period	$10.38		$10.52		$10.22

Total return (b)	(1.33)%		8.75%		(1.22)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109,837		$117,337		$111,157
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92	%(j)	0.91	%(j)	0.88	%(j)
Before waivers (a)(f)	1.12%		1.12%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.93%		3.61%		3.69	%(l)
Before waivers (a)(f)	2.74%		3.39%		3.45	%(l)
Portfolio turnover rate^	43	%(z)	108%		22	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
U.S. Treasury Obligations	$91,285,727	35.4%
Foreign Government Securities	73,612,504	28.6
Financials	34,933,213	13.5
Information Technology	8,021,805	3.1
Consumer Staples	7,093,725	2.8
Health Care	7,057,014	2.7
Communication Services	6,957,821	2.7
Energy	5,031,010	1.9
Supranational	4,377,884	1.7
Industrials	4,042,950	1.6
Utilities	3,540,290	1.4
U.S. Government Agency Securities	3,225,432	1.3
Consumer Discretionary	2,750,498	1.1
Real Estate	2,265,280	0.9
Materials	1,394,291	0.5
Repurchase Agreements	554,068	0.2
Municipal Bonds	234,586	0.1
Cash and Other	1,399,795	0.5

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,041.04	$4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77
Class IB
Actual	1,000.00	1,041.13	4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77
Class K
Actual	1,000.00	1,041.80	3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (1.2%)
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		$50,000	$51,703
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,300,000	1,058,452
Queensland Treasury Corp.
4.750%, 7/21/25 (m)		2,000,000	1,654,460
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25		$50,000	56,590
Westpac Banking Corp.
2.350%, 2/19/25		200,000	212,283
2.700%, 8/19/26		150,000	162,874

Total Australia			3,196,362

Austria (0.1%)
Oesterreichische Kontrollbank AG
1.625%, 9/17/22		250,000	256,963

Belgium (0.3%)
Anheuser-Busch Cos. LLC
3.650%, 2/1/26		125,000	139,858
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23		60,000	63,719
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		100,000	120,146
3.500%, 6/1/30		375,000	421,519

Total Belgium			745,242

Canada (4.7%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27 (m)		600,000	644,274
Bank of Montreal
2.350%, 9/11/22		250,000	259,972
Bank of Nova Scotia (The)
2.000%, 11/15/22		250,000	257,088
Brookfield Finance, Inc.
4.850%, 3/29/29		50,000	58,817
Canada Government Bond
0.500%, 9/1/25	CAD	6,300,000	4,671,498
Canada Housing Trust
2.550%, 3/15/25§		5,800,000	4,656,747
Canadian Natural Resources Ltd.
3.850%, 6/1/27		$25,000	26,663
Enbridge, Inc.
3.500%, 6/10/24		50,000	54,036
3.700%, 7/15/27		100,000	109,714
Export Development Canada
2.625%, 2/21/24		150,000	162,314
Husky Energy, Inc.
4.000%, 4/15/24		50,000	51,281
Hydro-Quebec
8.400%, 1/15/22		75,000	83,665
Nutrien Ltd.
3.150%, 10/1/22		19,000	19,923
4.200%, 4/1/29		50,000	57,683
Province of Manitoba
2.125%, 5/4/22		100,000	103,056
Province of Ontario
2.250%, 5/18/22		250,000	258,672
3.050%, 1/29/24		100,000	108,850
Province of Quebec
2.375%, 1/31/22		250,000	257,892
2.625%, 2/13/23		94,000	99,442
Royal Bank of Canada
2.800%, 4/29/22		150,000	156,143
Toronto-Dominion Bank (The)
3.250%, 3/11/24		150,000	162,978
TransCanada PipeLines Ltd.
4.875%, 1/15/26		80,000	94,586

Total Canada			12,355,294

China (0.4%)
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	217,563
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27 (m)		300,000	330,600
Tencent Holdings Ltd.
3.595%, 1/19/28 (m)		500,000	543,600

Total China			1,091,763

Colombia (0.1%)
Ecopetrol SA
4.125%, 1/16/25		100,000	99,937
Republic of Colombia
4.000%, 2/26/24		200,000	210,750

Total Colombia			310,687

Denmark (4.1%)
LSF10 Wolverine Investments SCA
5.000%, 3/15/24 (m)	EUR	100,000	109,541
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/50 (m)	DKK	14,649,110	2,189,427
Nykredit Realkredit A/S
1.000%, 10/1/50 (m)		29,282,889	4,376,409
Realkredit Danmark A/S
1.000%, 10/1/50 (m)		25,816,879	3,862,956

Total Denmark			10,538,333

France (1.6%)
Banijay Entertainment SASU
3.500%, 3/1/25 (m)	EUR	250,000	267,135
Danone SA
2.947%, 11/2/26 (m)		$780,000	850,981
Electricite de France SA
4.500%, 9/21/28 (m)		500,000	581,906
French Republic
0.000%, 3/25/25 (m)	EUR	1,745,000	2,009,814
Rubis Terminal Infra SAS
5.625%, 5/15/25§		100,000	116,240
Total Capital International SA
2.700%, 1/25/23		$113,000	118,976

Total France			3,945,052

Germany (1.0%)
Deutsche Bank AG
4.100%, 1/13/26		50,000	52,780
Kreditanstalt fuer Wiederaufbau
2.500%, 2/15/22		250,000	259,020
1.750%, 8/22/22		250,000	257,906
2.000%, 10/4/22		188,000	195,315
2.375%, 12/29/22		500,000	526,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
2.000%, 5/2/25 (x)		$100,000	$107,115
(Zero Coupon), 4/18/36		1,400,000	1,126,307
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		100,000	109,217

Total Germany			2,633,735

Indonesia (1.2%)
Republic of Indonesia
8.250%, 5/15/29	IDR	18,645,000,000	1,388,749
7.500%, 8/15/32		24,475,000,000	1,691,919

Total Indonesia			3,080,668

Ireland (0.1%)
AerCap Ireland Capital DAC
3.950%, 2/1/22		$200,000	199,591

Italy (2.4%)
Buoni Poliennali del Tesoro
0.350%, 2/1/25 (m)	EUR	2,625,000	$2,916,953
3.000%, 8/1/29 (m)		890,000	1,158,511
1.350%, 4/1/30 (m)		1,900,000	2,162,358

Total Italy			6,237,822

Japan (8.6%)
Japan Bank for International Cooperation
3.375%, 10/31/23		$200,000	218,440
2.000%, 10/17/29		200,000	216,524
Japan Government Bond
0.100%, 3/20/27	JPY	545,000,000	5,113,136
0.100%, 6/20/29		940,000,000	8,785,754
0.100%, 12/20/29		675,000,000	6,297,190
Mitsubishi UFJ Financial Group, Inc.
2.623%, 7/18/22		$200,000	207,403
3.677%, 2/22/27		200,000	222,160
Mizuho Financial Group, Inc.
3.170%, 9/11/27 (x)		200,000	213,675
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		250,000	259,978
3.784%, 3/9/26		100,000	113,120
3.010%, 10/19/26		50,000	53,993
3.202%, 9/17/29		50,000	53,843
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30		200,000	200,428
Toyota Motor Corp.
2.760%, 7/2/29		100,000	110,110

Total Japan			22,065,754

Mexico (2.0%)
Mex Bonos Desarr Fix Rt
8.500%, 5/31/29	MXN	95,430,000	4,922,630
United Mexican States
4.000%, 10/2/23		$150,000	159,703
4.125%, 1/21/26		200,000	216,000

Total Mexico			5,298,333

Netherlands (0.6%)
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	275,038
ING Groep NV
4.100%, 10/2/23		200,000	219,110
NXP BV
4.300%, 6/18/29§		50,000	56,747
Shell International Finance BV
3.400%, 8/12/23		50,000	54,028
2.375%, 4/6/25		400,000	425,181
3.250%, 5/11/25		95,000	105,020
2.375%, 11/7/29		50,000	52,349
Sigma Holdco BV
5.750%, 5/15/26 (m)	EUR	175,000	190,866
United Group BV
3.125%, 2/15/26§		150,000	158,691
Ziggo Bond Co. BV
3.375%, 2/28/30§		125,000	131,973

Total Netherlands			1,669,003

Norway (0.2%)
Equinor ASA
3.700%, 3/1/24		$100,000	110,760
1.750%, 1/22/26		400,000	409,250

Total Norway			520,010

Panama (0.1%)
Republic of Panama
3.750%, 3/16/25		200,000	216,625

Philippines (0.1%)
Republic of Philippines
10.625%, 3/16/25		100,000	139,938

Poland (0.1%)
Republic of Poland
5.000%, 3/23/22		38,000	40,708
4.000%, 1/22/24		100,000	110,932

Total Poland			151,640

Romania (1.2%)
Romania Government Bond
3.250%, 4/29/24	RON	4,625,000	1,061,677
4.850%, 4/22/26		3,600,000	881,842
5.000%, 2/12/29		4,550,000	1,135,288

Total Romania			3,078,807

Singapore (1.2%)
Republic of Singapore
2.000%, 2/1/24	SGD	2,030,000	1,535,756
2.625%, 5/1/28		1,750,000	1,423,507

Total Singapore			2,959,263

South Africa (1.1%)
Republic of South Africa
10.500%, 12/21/26	ZAR	30,300,000	1,992,602
8.750%, 2/28/48		19,445,000	881,423

Total South Africa			2,874,025

South Korea (1.1%)
Export-Import Bank of Korea
2.375%, 6/25/24		$200,000	210,892
Republic of Korea
2.375%, 3/10/23	KRW	1,470,000,000	1,270,294
1.875%, 6/10/29		1,450,000,000	1,254,996

Total South Korea			2,736,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Spain (2.6%)
Banco Santander SA
3.500%, 4/11/22		$200,000	$207,575
Bonos and Obligaciones del Estado
0.000%, 1/31/25	EUR	1,300,000	1,470,043
0.600%, 10/31/29 (m)		3,845,000	4,419,344
Telefonica Emisiones SA 4.103%, 3/8/27		$500,000	568,587

Total Spain			6,665,549

Supranational (1.7%)
African Development Bank
3.000%, 9/20/23		100,000	107,578
Asian Development Bank
1.750%, 9/13/22		150,000	154,668
2.625%, 1/30/24		350,000	377,411
2.125%, 3/19/25		100,000	107,652
1.875%, 1/24/30		200,000	218,046
European Bank for Reconstruction & Development
2.125%, 3/7/22		150,000	154,654
European Investment Bank
2.625%, 5/20/22		500,000	522,358
1.375%, 9/6/22		350,000	358,569
3.125%, 12/14/23		50,000	54,808
2.125%, 4/13/26		150,000	163,620
Inter-American Development Bank
2.500%, 1/18/23		250,000	263,770
2.125%, 1/15/25		250,000	268,296
3.125%, 9/18/28 (x)		100,000	118,139
International Bank for Reconstruction & Development
2.000%, 1/26/22		250,000	256,813
2.125%, 2/13/23		131,000	137,233
3.000%, 9/27/23		250,000	271,404
0.625%, 4/22/25		200,000	201,411
2.500%, 7/29/25		250,000	274,958
International Finance Corp.
2.875%, 7/31/23		150,000	161,587
Nordic Investment Bank
1.375%, 10/17/22		200,000	204,909

Total Supranational			4,377,884

Sweden (0.1%)
Svensk Exportkredit AB
1.625%, 11/14/22		200,000	205,617

Switzerland (0.3%)
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	97,551
Credit Suisse AG
2.950%, 4/9/25		250,000	271,442
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		150,000	159,304
Novartis Capital Corp.
3.000%, 11/20/25		150,000	166,548

Total Switzerland			694,845

United Kingdom (4.1%)
AstraZeneca plc
3.375%, 11/16/25		100,000	111,806
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)		200,000	215,876
4.337%, 1/10/28		200,000	223,496
BAT Capital Corp.
3.557%, 8/15/27		75,000	81,259
BP Capital Markets plc
3.062%, 3/17/22		130,000	135,243
FCE Bank plc
1.660%, 2/11/21 (m)	EUR	275,000	304,161
Galaxy Bidco Ltd.
6.500%, 7/31/26 (m)	GBP	200,000	249,327
GlaxoSmithKline Capital plc
3.375%, 6/1/29		$50,000	57,338
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		94,000	99,375
HSBC Holdings plc
4.000%, 3/30/22		100,000	105,527
4.375%, 11/23/26		200,000	222,751
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30 (k)		200,000	221,992
Imperial Brands Finance plc
3.875%, 7/26/29§		500,000	529,205
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)		200,000	217,090
Pinewood Finance Co. Ltd.
3.250%, 9/30/25 (m)	GBP	100,000	121,848
Reynolds American, Inc.
4.850%, 9/15/23		$150,000	166,870
Royal Bank of Scotland Group plc
4.800%, 4/5/26		200,000	230,494
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24 (k)		200,000	220,274
Sky Ltd.
3.750%, 9/16/24 (m)		700,000	778,681
Synthomer plc
3.875%, 7/1/25§	EUR	100,000	113,754
Tesco plc
6.125%, 2/24/22	GBP	75,000	100,317
U.K. Treasury Inflation Linked Bonds
0.750%, 7/22/23 (m)		825,000	1,047,875
0.625%, 6/7/25 (m)		2,850,000	3,649,456
Unilever Capital Corp.
2.000%, 7/28/26		100,000	105,783
Victoria plc
5.250%, 7/15/24 (m)	EUR	100,000	105,018
Virgin Media Secured Finance plc
4.250%, 1/15/30§	GBP	250,000	307,323
Vodafone Group plc
4.125%, 5/30/25		$100,000	112,930
4.375%, 5/30/28		725,000	858,652
WPP Finance 2010
3.750%, 9/19/24		50,000	54,048

Total United Kingdom			10,747,769

United States (56.9%)
3M Co.
3.000%, 8/7/25 (x)		100,000	110,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Abbott Laboratories
2.550%, 3/15/22	$90,000	$93,288
3.400%, 11/30/23	70,000	76,088
AbbVie, Inc.
3.250%, 10/1/22§	75,000	78,915
2.900%, 11/6/22	131,000	137,283
3.800%, 3/15/25§	50,000	55,514
3.600%, 5/14/25	150,000	165,672
2.950%, 11/21/26§	250,000	270,129
Agilent Technologies, Inc.
3.875%, 7/15/23	56,000	60,985
Air Lease Corp.
4.250%, 2/1/24	200,000	205,926
Aircastle Ltd.
5.000%, 4/1/23	50,000	49,039
Allstate Corp. (The)
3.150%, 6/15/23	94,000	100,710
Ally Financial, Inc.
5.800%, 5/1/25	100,000	111,552
Altria Group, Inc.
2.950%, 5/2/23	94,000	98,863
4.800%, 2/14/29	50,000	57,951
Amazon.com, Inc.
3.300%, 12/5/21	100,000	103,760
3.150%, 8/22/27	100,000	114,104
American Campus Communities Operating Partnership LP (REIT)
2.850%, 2/1/30	50,000	48,203
American Express Co.
2.650%, 12/2/22	203,000	212,354
2.500%, 7/30/24	250,000	264,590
American Honda Finance Corp.
2.900%, 2/16/24	150,000	159,006
American International Group, Inc.
4.875%, 6/1/22	150,000	161,759
2.500%, 6/30/25	225,000	237,589
4.200%, 4/1/28	100,000	112,959
American Tower Corp. (REIT)
5.000%, 2/15/24	100,000	113,725
3.375%, 10/15/26	100,000	110,890
3.800%, 8/15/29	50,000	56,745
Ameriprise Financial, Inc.
4.000%, 10/15/23	100,000	109,911
Amgen, Inc.
3.625%, 5/15/22	56,000	58,718
2.450%, 2/21/30	100,000	105,712
Anthem, Inc.
3.350%, 12/1/24	50,000	54,931
2.375%, 1/15/25	100,000	106,002
2.875%, 9/15/29	50,000	54,133
2.250%, 5/15/30	325,000	333,609
Aon plc
3.875%, 12/15/25	100,000	114,116
Apple, Inc.
2.150%, 2/9/22	100,000	102,849
1.700%, 9/11/22	130,000	133,605
2.850%, 2/23/23	75,000	79,667
3.200%, 5/13/25	75,000	83,571
2.450%, 8/4/26	100,000	108,498
3.350%, 2/9/27	100,000	112,950
2.900%, 9/12/27	550,000	614,979
Aptiv Corp.
4.150%, 3/15/24	25,000	27,072
Arizona Public Service Co.
3.150%, 5/15/25	100,000	110,108
AT&T, Inc.
3.000%, 6/30/22	50,000	52,242
2.625%, 12/1/22	94,000	97,830
3.550%, 6/1/24	150,000	165,228
3.950%, 1/15/25	100,000	111,957
4.350%, 3/1/29	150,000	173,652
Athene Holding Ltd.
6.150%, 4/3/30	50,000	57,540
AutoZone, Inc.
3.750%, 4/18/29	50,000	56,737
AvalonBay Communities, Inc. (REIT)
3.300%, 6/1/29	50,000	56,445
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	60,000	64,018
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)	233,000	244,503
4.125%, 1/22/24	100,000	110,794
4.200%, 8/26/24	100,000	110,569
4.000%, 1/22/25	100,000	110,490
4.450%, 3/3/26	100,000	115,104
3.500%, 4/19/26	100,000	112,598
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	100,000	112,807
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	100,000	111,367
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29 (k)	200,000	234,739
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)	300,000	348,125
(ICE LIBOR USD 3 Month + 1.19%), 2.884%, 10/22/30 (k)	100,000	107,507
Bank of New York Mellon Corp. (The)
3.000%, 2/24/25	65,000	71,264
3.850%, 4/28/28	150,000	177,461
Becton Dickinson and Co.
3.363%, 6/6/24	150,000	161,112
Berkshire Hathaway Energy Co.
4.050%, 4/15/25§	100,000	114,373
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	98,522
Berkshire Hathaway, Inc.
2.750%, 3/15/23	65,000	68,703
Biogen, Inc.
4.050%, 9/15/25	100,000	114,735
Boardwalk Pipelines LP
4.800%, 5/3/29	25,000	26,663
Boeing Co. (The)
3.200%, 3/1/29	75,000	74,441
5.150%, 5/1/30	125,000	139,317
Booking Holdings, Inc.
4.500%, 4/13/27	50,000	57,299
Boston Properties LP (REIT)
3.650%, 2/1/26	100,000	111,489
Boston Scientific Corp.
3.850%, 5/15/25	26,000	29,092
2.650%, 6/1/30	50,000	51,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
BP Capital Markets America, Inc.
3.245%, 5/6/22	$75,000	$78,487
3.224%, 4/14/24	475,000	511,786
4.234%, 11/6/28	100,000	116,321
Brighthouse Financial, Inc.
5.625%, 5/15/30	50,000	55,911
Bristol-Myers Squibb Co.
2.000%, 8/1/22	94,000	96,746
3.875%, 8/15/25§	150,000	170,795
3.400%, 7/26/29§	50,000	57,574
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	101,578
Broadcom Corp.
3.875%, 1/15/27	100,000	107,662
Broadcom, Inc.
3.625%, 10/15/24§	150,000	160,638
4.700%, 4/15/25§	100,000	112,692
3.150%, 11/15/25§	225,000	239,519
5.000%, 4/15/30§	100,000	114,439
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	30,000	33,221
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	94,000	97,662
3.850%, 9/1/23	100,000	109,234
3.750%, 4/1/24	25,000	27,564
Campbell Soup Co.
4.150%, 3/15/28	50,000	57,921
Capital One Financial Corp.
3.300%, 10/30/24	100,000	107,511
3.800%, 1/31/28	100,000	110,760
Cardinal Health, Inc.
3.410%, 6/15/27	75,000	84,192
Carrier Global Corp.
2.722%, 2/15/30§	100,000	99,999
Caterpillar Financial Services Corp.
1.900%, 9/6/22	150,000	154,685
Caterpillar, Inc.
2.600%, 6/26/22	56,000	58,077
CenterPoint Energy, Inc.
2.500%, 9/1/24	50,000	52,680
Charles Schwab Corp. (The)
3.200%, 1/25/28	100,000	111,891
Charter Communications Operating LLC
4.908%, 7/23/25	170,000	194,205
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	25,000	27,414
3.700%, 11/15/29§	50,000	51,121
Chevron Corp.
3.191%, 6/24/23	75,000	80,295
2.954%, 5/16/26	150,000	166,159
1.995%, 5/11/27	225,000	234,124
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	109,681
Cigna Corp.
3.900%, 2/15/22§	94,000	98,810
4.125%, 11/15/25	50,000	57,153
3.400%, 3/1/27§	100,000	110,877
2.400%, 3/15/30	25,000	25,888
Citigroup, Inc.
4.500%, 1/14/22	100,000	105,760
3.875%, 10/25/23	100,000	109,409
3.750%, 6/16/24	150,000	165,568
3.300%, 4/27/25	65,000	71,381
(SOFR + 2.75%), 3.106%, 4/8/26 (k)	50,000	53,793
3.200%, 10/21/26	500,000	546,873
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28 (k)	100,000	112,402
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)	100,000	113,852
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	50,000	52,850
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	100,000	103,472
(SOFR + 3.91%), 4.412%, 3/31/31 (k)	50,000	59,061
Citizens Financial Group, Inc.
3.250%, 4/30/30	100,000	107,194
Clorox Co. (The)
3.500%, 12/15/24	100,000	110,923
Coca-Cola Co. (The)
3.200%, 11/1/23	100,000	108,722
2.125%, 9/6/29	100,000	106,066
3.450%, 3/25/30	50,000	58,477
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	45,911
Comcast Corp.
3.375%, 8/15/25	100,000	111,341
3.300%, 2/1/27	100,000	112,663
4.150%, 10/15/28	100,000	119,884
3.400%, 4/1/30	50,000	57,516
Comerica, Inc.
4.000%, 2/1/29	25,000	28,117
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	154,043
2.550%, 6/15/26	100,000	109,014
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2010E 4.200%, 12/1/21	70,000	71,783
Conagra Brands, Inc.
3.200%, 1/25/23	54,000	56,922
4.850%, 11/1/28	50,000	60,026
Connecticut Light and Power Co. (The)
2.500%, 1/15/23	94,000	98,333
ConocoPhillips Co.
4.950%, 3/15/26	100,000	120,505
Constellation Brands, Inc.
4.750%, 12/1/25	100,000	117,069
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	100,000	115,255
CSX Corp.
3.350%, 11/1/25	100,000	110,735
CVS Health Corp.
3.700%, 3/9/23	100,000	107,216
3.875%, 7/20/25	133,000	149,250
2.875%, 6/1/26	50,000	54,202
4.300%, 3/25/28	125,000	145,951
3.250%, 8/15/29	50,000	55,173
3.750%, 4/1/30	50,000	57,277
Deere & Co.
2.600%, 6/8/22	38,000	39,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Dell International LLC
5.450%, 6/15/23§	$100,000	$109,381
6.020%, 6/15/26§	150,000	171,356
Diamondback Energy, Inc.
3.250%, 12/1/26	50,000	50,438
Digital Realty Trust LP (REIT)
3.600%, 7/1/29	50,000	56,813
Discover Financial Services
3.950%, 11/6/24	100,000	108,434
Discovery Communications LLC
3.800%, 3/13/24	100,000	108,377
3.900%, 11/15/24	100,000	109,438
Dollar Tree, Inc.
4.200%, 5/15/28	50,000	57,964
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	50,000	55,035
Dominion Energy, Inc.
3.375%, 4/1/30	50,000	55,033
Dow Chemical Co. (The)
4.800%, 11/30/28	100,000	119,254
DTE Energy Co.
2.529%, 10/1/24 (e)	50,000	52,668
Duke Energy Corp.
3.950%, 10/15/23	100,000	109,600
Duke Energy Progress LLC
3.450%, 3/15/29	100,000	115,658
DuPont de Nemours, Inc.
4.725%, 11/15/28	50,000	60,168
Eastman Chemical Co.
3.600%, 8/15/22	75,000	78,199
Eaton Corp.
2.750%, 11/2/22	94,000	98,900
eBay, Inc.
3.600%, 6/5/27	100,000	112,913
Ecolab, Inc.
4.350%, 12/8/21	77,000	81,243
Emerson Electric Co.
2.625%, 2/15/23	94,000	98,622
Enable Midstream Partners LP
4.150%, 9/15/29	25,000	21,825
Energy Transfer Operating LP
4.050%, 3/15/25	100,000	106,165
5.250%, 4/15/29	50,000	54,581
3.750%, 5/15/30	50,000	49,623
Entergy Corp.
2.950%, 9/1/26	150,000	165,015
Enterprise Products Operating LLC
3.350%, 3/15/23	94,000	100,255
3.900%, 2/15/24	50,000	55,072
4.150%, 10/16/28	25,000	28,589
3.125%, 7/31/29	75,000	80,059
EPR Properties (REIT)
3.750%, 8/15/29	25,000	21,691
Equinix, Inc. (REIT)
3.200%, 11/18/29	50,000	54,378
ERP Operating LP (REIT)
3.000%, 7/1/29	50,000	55,369
Essex Portfolio LP (REIT)
3.875%, 5/1/24	100,000	108,958
Exelon Corp.
4.050%, 4/15/30	50,000	57,617
Expedia Group, Inc.
3.800%, 2/15/28	100,000	96,000
Exxon Mobil Corp.
2.397%, 3/6/22 (x)	100,000	103,245
1.571%, 4/15/23	50,000	51,320
3.176%, 3/15/24 (x)	100,000	108,053
2.992%, 3/19/25	50,000	54,365
3.294%, 3/19/27	50,000	55,782
3.482%, 3/19/30	50,000	57,023
FedEx Corp.
2.625%, 8/1/22	19,000	19,716
3.100%, 8/5/29	50,000	52,751
4.250%, 5/15/30	50,000	57,163
FFCB
2.850%, 9/20/21	475,000	490,002
0.580%, 6/3/24	300,000	299,931
1.090%, 6/4/27	300,000	299,928
FHLB
2.750%, 12/13/24	200,000	220,266
3.125%, 6/13/25	270,000	304,700
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	80,227
Fifth Third Bancorp
2.375%, 1/28/25	100,000	104,836
Fiserv, Inc.
3.200%, 7/1/26	50,000	55,135
3.500%, 7/1/29	50,000	56,227
Flex Ltd.
4.875%, 6/15/29	50,000	55,158
Florida Power & Light Co.
3.250%, 6/1/24	100,000	109,203
Flowserve Corp.
4.000%, 11/15/23	50,000	50,463
FNMA
2.625%, 1/11/22	285,000	295,568
2.625%, 9/6/24	600,000	656,349
0.500%, 6/17/25	500,000	500,299
7.250%, 5/15/30	100,000	158,389
Ford Motor Co.
8.500%, 4/21/23	100,000	105,750
Fox Corp.
4.709%, 1/25/29	50,000	60,056
General Dynamics Corp.
3.875%, 7/15/21	38,000	38,955
2.250%, 11/15/22	56,000	58,088
3.500%, 4/1/27	50,000	56,930
General Electric Co.
2.700%, 10/9/22	40,000	41,276
3.100%, 1/9/23	75,000	78,213
3.625%, 5/1/30	100,000	99,193
General Mills, Inc.
4.200%, 4/17/28	75,000	87,960
General Motors Co.
5.400%, 10/2/23	50,000	53,933
General Motors Financial Co., Inc.
4.000%, 1/15/25	100,000	103,879
4.300%, 7/13/25	100,000	102,721
5.250%, 3/1/26	50,000	54,332
3.850%, 1/5/28	50,000	49,511
3.600%, 6/21/30	50,000	48,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Georgia Power Co.
3.250%, 4/1/26		$100,000	$109,271
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	118,179
3.250%, 9/1/22		30,000	31,735
3.650%, 3/1/26		100,000	114,887
Global Payments, Inc.
3.200%, 8/15/29		450,000	482,103
GLP Capital LP (REIT)
5.300%, 1/15/29		75,000	81,227
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22 (k)		250,000	256,325
3.625%, 1/22/23		56,000	59,839
3.850%, 7/8/24		150,000	164,499
4.250%, 10/21/25		75,000	84,259
3.750%, 2/25/26		30,000	33,412
3.500%, 11/16/26		150,000	164,378
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)		100,000	111,618
3.800%, 3/15/30		50,000	56,599
Halliburton Co.
3.800%, 11/15/25		80,000	86,629
Hasbro, Inc.
3.550%, 11/19/26		50,000	52,365
HCA, Inc.
5.250%, 6/15/26		100,000	115,125
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25		100,000	107,855
Hewlett Packard Enterprise Co.
4.900%, 10/15/25 (e)		100,000	115,441
Home Depot, Inc. (The)
2.625%, 6/1/22		75,000	78,135
2.125%, 9/15/26		25,000	26,799
2.950%, 6/15/29		50,000	55,985
2.700%, 4/15/30		50,000	54,888
Honeywell International, Inc.
2.700%, 8/15/29		50,000	54,729
Howmet Aerospace, Inc.
5.125%, 10/1/24		50,000	51,605
HP, Inc.
4.050%, 9/15/22		100,000	106,984
Humana, Inc.
3.950%, 3/15/27		100,000	113,321
Huntsman International LLC
4.500%, 5/1/29		50,000	52,595
Hyatt Hotels Corp.
4.850%, 3/15/26		50,000	53,308
IHS Markit Ltd.
4.250%, 5/1/29		50,000	57,327
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	109,229
Intel Corp.
3.300%, 10/1/21		94,000	97,581
2.700%, 12/15/22		75,000	79,412
3.150%, 5/11/27		100,000	112,326
3.900%, 3/25/30		50,000	60,585
Intercontinental Exchange, Inc. 2.100%, 6/15/30		50,000	51,090
International Business Machines Corp.
3.300%, 5/15/26		400,000	449,808
3.500%, 5/15/29		100,000	114,957
1.950%, 5/15/30		200,000	204,488
International Paper Co. 3.650%, 6/15/24		100,000	109,925
IQVIA, Inc.
2.875%, 6/15/28§	EUR	325,000	362,538
J M Smucker Co. (The)
3.000%, 3/15/22		$135,000	140,000
Jefferies Financial Group, Inc.
5.500%, 10/18/23		50,000	54,130
Jefferies Group LLC 4.150%, 1/23/30		50,000	53,493
John Deere Capital Corp.
2.600%, 3/7/24		100,000	106,466
3.050%, 1/6/28		100,000	111,074
Johnson & Johnson
2.450%, 12/5/21		100,000	102,891
2.050%, 3/1/23		25,000	26,135
3.375%, 12/5/23		50,000	55,168
JPMorgan Chase & Co.
3.200%, 1/25/23		131,000	139,014
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23 (k)		250,000	260,099
3.625%, 5/13/24		100,000	110,111
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)		100,000	107,488
3.300%, 4/1/26		500,000	556,949
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		50,000	51,931
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)		100,000	113,193
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)		150,000	167,109
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29 (k)		100,000	116,223
(SOFR + 1.51%), 2.739%, 10/15/30 (k)		100,000	106,935
(SOFR + 2.04%), 2.522%, 4/22/31 (k)		50,000	52,794
(SOFR + 2.52%), 2.956%, 5/13/31 (k)		100,000	105,642
Kellogg Co.
2.100%, 6/1/30		50,000	50,548
Keurig Dr Pepper, Inc.
4.597%, 5/25/28		100,000	119,935
KeyCorp
2.550%, 10/1/29		50,000	51,450
Kinder Morgan, Inc.
4.300%, 3/1/28		100,000	113,586
Kohl’s Corp.
9.500%, 5/15/25		50,000	56,948
Kroger Co. (The)
4.500%, 1/15/29 (x)		25,000	30,335
L3Harris Technologies, Inc.
4.400%, 6/15/28		50,000	59,299
Laboratory Corp. of America Holdings
3.200%, 2/1/22		50,000	51,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Lam Research Corp.
3.800%, 3/15/25	$30,000	$33,937
1.900%, 6/15/30	30,000	30,584
Las Vegas Sands Corp.
3.900%, 8/8/29	50,000	49,319
Lazard Group LLC
4.375%, 3/11/29	50,000	55,341
Lear Corp.
4.250%, 5/15/29	50,000	51,066
Lincoln National Corp.
3.800%, 3/1/28	100,000	110,866
Lockheed Martin Corp.
3.550%, 1/15/26	100,000	114,739
Lowe’s Cos., Inc.
4.000%, 4/15/25	100,000	113,876
3.375%, 9/15/25	100,000	111,913
2.500%, 4/15/26	50,000	54,009
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	211,523
Marathon Oil Corp.
2.800%, 11/1/22	75,000	74,742
Marathon Petroleum Corp.
5.125%, 12/15/26	50,000	57,689
Marriott International, Inc.
3.125%, 10/15/21	100,000	101,074
4.625%, 6/15/30	50,000	51,685
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	100,000	109,478
Mastercard, Inc.
2.950%, 6/1/29	50,000	55,845
McDonald’s Corp.
3.250%, 6/10/24 (x)	150,000	164,480
2.125%, 3/1/30	50,000	50,927
Medtronic, Inc.
3.150%, 3/15/22	55,000	57,614
3.500%, 3/15/25	73,000	81,787
Merck & Co., Inc.
2.350%, 2/10/22	30,000	30,907
2.750%, 2/10/25	150,000	162,871
MetLife, Inc.
4.368%, 9/15/23 (e)	150,000	167,573
Micron Technology, Inc.
5.327%, 2/6/29	50,000	60,005
Microsoft Corp.
2.375%, 2/12/22	60,000	61,960
2.650%, 11/3/22	75,000	78,804
2.125%, 11/15/22	100,000	104,134
2.000%, 8/8/23	90,000	94,199
2.400%, 8/8/26	250,000	272,911
3.300%, 2/6/27	250,000	285,046
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	57,358
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	102,606
Mondelez International, Inc.
1.500%, 5/4/25	60,000	61,072
Moody’s Corp.
4.500%, 9/1/22	19,000	20,368
Morgan Stanley
2.625%, 11/17/21	200,000	205,461
3.750%, 2/25/23	56,000	60,308
4.100%, 5/22/23	100,000	107,848
4.000%, 7/23/25	100,000	113,153
(SOFR + 1.99%), 2.188%, 4/28/26 (k)	50,000	51,883
3.125%, 7/27/26	100,000	110,022
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	100,000	112,342
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	100,000	113,828
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	50,000	59,591
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	50,000	57,050
Mosaic Co. (The)
4.250%, 11/15/23	100,000	103,859
Motorola Solutions, Inc.
3.750%, 5/15/22	32,000	33,532
4.600%, 5/23/29	50,000	57,884
MPLX LP
4.500%, 7/15/23	50,000	53,695
4.875%, 6/1/25	50,000	55,695
4.800%, 2/15/29	50,000	55,577
MUFG Americas Holdings Corp.
3.000%, 2/10/25	120,000	128,773
Mylan NV
3.950%, 6/15/26	50,000	55,800
National Fuel Gas Co.
3.950%, 9/15/27	50,000	47,781
National Oilwell Varco, Inc.
2.600%, 12/1/22	32,000	32,203
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	106,721
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	100,000	112,203
NetApp, Inc.
3.375%, 6/15/21	100,000	102,148
NextEra Energy Capital Holdings, Inc.
3.500%, 4/1/29	100,000	113,336
2.250%, 6/1/30	100,000	102,218
NIKE, Inc.
2.750%, 3/27/27	100,000	109,817
NiSource, Inc.
2.950%, 9/1/29	50,000	54,651
Norfolk Southern Corp.
2.550%, 11/1/29	50,000	53,269
Northrop Grumman Corp.
3.250%, 1/15/28	100,000	111,159
NVIDIA Corp.
2.850%, 4/1/30	50,000	55,499
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	103,704
Omnicom Group, Inc.
3.625%, 5/1/22	19,000	19,972
ONEOK, Inc.
4.350%, 3/15/29	50,000	52,885
Oracle Corp.
2.500%, 5/15/22	100,000	103,367
2.500%, 10/15/22	75,000	78,249
2.400%, 9/15/23	100,000	105,323
2.500%, 4/1/25	50,000	53,551
2.650%, 7/15/26	100,000	108,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 4/1/27	$300,000	$326,485
3.250%, 11/15/27	150,000	168,028
2.950%, 4/1/30	50,000	55,682
O’Reilly Automotive, Inc.
3.900%, 6/1/29 (x)	75,000	85,968
Otis Worldwide Corp.
2.565%, 2/15/30§	50,000	52,515
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	108,753
PayPal Holdings, Inc.
1.650%, 6/1/25	225,000	231,918
2.850%, 10/1/29	50,000	54,035
PepsiCo, Inc.
3.000%, 10/15/27	100,000	111,532
2.750%, 3/19/30	50,000	55,726
1.625%, 5/1/30	350,000	353,237
Pfizer, Inc.
2.200%, 12/15/21	100,000	102,551
3.000%, 12/15/26	150,000	168,564
1.700%, 5/28/30	250,000	253,961
Philip Morris International, Inc.
3.600%, 11/15/23	50,000	54,723
3.125%, 3/2/28	100,000	111,921
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	103,725
PNC Bank NA
2.625%, 2/17/22‡	250,000	258,341
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	150,000	165,054
PPG Industries, Inc.
2.800%, 8/15/29	50,000	53,171
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	49,917
Precision Castparts Corp.
2.500%, 1/15/23	38,000	39,831
Procter & Gamble Co. (The)
3.000%, 3/25/30	350,000	399,996
Progressive Corp. (The)
3.750%, 8/23/21	56,000	57,828
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42 (k)	100,000	105,375
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48 (k)	50,000	55,000
PSEG Power LLC
3.850%, 6/1/23	100,000	108,035
Puget Energy, Inc.
3.650%, 5/15/25	50,000	53,241
QUALCOMM, Inc.
3.450%, 5/20/25	100,000	111,745
2.150%, 5/20/30	225,000	234,576
Raytheon Technologies Corp.
3.950%, 8/16/25	150,000	171,097
3.500%, 3/15/27§	50,000	56,258
Realty Income Corp. (REIT)
3.250%, 10/15/22	56,000	58,836
3.250%, 6/15/29	50,000	54,012
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	25,365
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	55,256
Republic Services, Inc.
5.250%, 11/15/21	94,000	99,828
3.950%, 5/15/28	50,000	58,405
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	78,540
Ryder System, Inc.
2.900%, 12/1/26	50,000	51,659
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	176,243
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	106,707
Santander Holdings USA, Inc.
4.400%, 7/13/27	100,000	107,826
Seagate HDD Cayman
4.750%, 6/1/23	9,000	9,522
4.091%, 6/1/29§	27,000	28,283
Sempra Energy
3.400%, 2/1/28	100,000	110,230
Sherwin-Williams Co. (The)
2.950%, 8/15/29	50,000	53,706
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	100,000	111,077
Simon Property Group LP (REIT)
3.300%, 1/15/26	100,000	106,931
SITE Centers Corp. (REIT)
3.625%, 2/1/25	100,000	100,254
Southern California Edison Co.
4.200%, 3/1/29	50,000	57,584
Southwest Airlines Co.
2.625%, 2/10/30	50,000	44,908
Southwestern Electric Power Co.
4.100%, 9/15/28	25,000	28,745
Spirit Realty LP (REIT)
3.200%, 1/15/27	25,000	23,918
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	59,059
2.300%, 3/15/30	50,000	51,976
Starbucks Corp.
3.850%, 10/1/23	50,000	54,728
3.550%, 8/15/29	50,000	56,652
State of California
5.700%, 11/1/21	100,000	106,816
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	50,000	55,987
State Street Corp.
3.300%, 12/16/24	65,000	72,258
2.400%, 1/24/30	50,000	53,632
Steel Dynamics, Inc.
3.450%, 4/15/30	50,000	52,275
Stryker Corp.
3.500%, 3/15/26	100,000	112,077
Synchrony Financial
3.750%, 8/15/21	50,000	50,867
4.500%, 7/23/25	100,000	106,424
Sysco Corp.
3.750%, 10/1/25	100,000	109,501
Tapestry, Inc.
4.125%, 7/15/27	50,000	46,424
Target Corp.
2.250%, 4/15/25	100,000	106,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
TD Ameritrade Holding Corp.
2.950%, 4/1/22	$100,000	$103,990
Textron, Inc.
4.300%, 3/1/24	100,000	107,739
Thermo Fisher Scientific, Inc.
3.000%, 4/15/23	100,000	105,766
4.497%, 3/25/30	50,000	61,506
TJX Cos., Inc. (The)
2.250%, 9/15/26	50,000	53,195
T-Mobile USA, Inc.
3.750%, 4/15/27§	100,000	110,567
3.875%, 4/15/30§	100,000	111,296
Toyota Motor Credit Corp.
3.300%, 1/12/22	94,000	97,742
Trane Technologies Luxembourg Finance SA
3.800%, 3/21/29	50,000	56,346
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	65,566
Truist Financial Corp.
2.750%, 4/1/22	250,000	258,939
3.050%, 6/20/22	200,000	209,144
TWDC Enterprises 18 Corp.
3.000%, 2/13/26	100,000	109,741
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	79,086
4.350%, 3/1/29	50,000	58,741
U.S. Treasury Bonds
8.125%, 5/15/21	300,000	320,748
7.125%, 2/15/23	788,000	932,082
7.500%, 11/15/24	500,000	657,390
6.000%, 2/15/26	990,000	1,300,457
6.500%, 11/15/26	75,000	103,716
6.375%, 8/15/27	300,000	424,114
6.125%, 11/15/27	250,000	352,247
5.500%, 8/15/28	300,000	418,301
5.250%, 11/15/28	1,050,000	1,453,188
5.250%, 2/15/29	800,000	1,115,339
2.000%, 2/15/50	1,020,000	1,168,404
U.S. Treasury Notes
3.125%, 5/15/21	596,000	611,309
1.125%, 6/30/21	1,000,000	1,009,439
2.125%, 6/30/21	1,000,000	1,019,340
2.250%, 7/31/21	1,177,600	1,203,833
2.125%, 8/15/21	688,000	702,986
2.000%, 8/31/21	2,250,000	2,297,772
2.125%, 9/30/21	850,000	870,624
1.500%, 10/31/21	1,750,000	1,780,849
2.000%, 10/31/21	300,000	307,287
2.000%, 11/15/21	922,000	945,055
1.750%, 11/30/21	800,000	817,897
2.000%, 12/31/21	1,300,000	1,335,483
1.750%, 2/28/22	688,000	706,013
1.875%, 2/28/22	800,000	822,626
1.750%, 3/31/22	600,000	616,525
1.750%, 4/30/22	700,000	720,263
1.875%, 4/30/22	400,000	412,449
1.750%, 5/15/22	364,000	374,738
0.125%, 5/31/22	1,000,000	999,298
1.750%, 5/31/22	500,000	515,059
1.750%, 6/30/22	400,000	412,603
2.125%, 6/30/22	900,000	935,192
1.875%, 7/31/22	1,400,000	1,449,688
2.000%, 7/31/22	400,000	415,245
1.625%, 8/15/22	1,003,000	1,034,056
1.625%, 8/31/22	900,000	928,303
1.875%, 8/31/22	1,000,000	1,036,893
1.750%, 9/30/22	450,000	465,989
1.875%, 10/31/22	700,000	727,780
1.625%, 11/15/22	376,000	388,976
2.000%, 11/30/22	500,000	522,071
2.125%, 12/31/22	350,000	367,063
1.750%, 1/31/23	900,000	936,490
2.000%, 2/15/23	500,000	523,882
2.625%, 2/28/23	450,000	479,318
1.500%, 3/31/23	500,000	518,252
2.500%, 3/31/23	700,000	744,622
1.750%, 5/15/23	700,000	731,619
2.750%, 5/31/23	800,000	859,792
1.375%, 6/30/23	500,000	517,878
2.750%, 7/31/23	1,200,000	1,294,663
2.500%, 8/15/23	350,000	375,259
1.375%, 8/31/23	300,000	311,323
2.750%, 8/31/23	600,000	648,547
1.375%, 9/30/23	1,400,000	1,454,170
1.625%, 10/31/23	750,000	785,718
2.875%, 10/31/23	685,500	746,510
2.750%, 11/15/23	1,350,000	1,465,870
2.125%, 11/30/23	400,000	426,240
2.250%, 1/31/24	750,000	804,786
2.750%, 2/15/24	2,450,000	2,674,752
2.125%, 3/31/24	300,000	321,390
2.500%, 5/15/24	2,300,000	2,501,565
1.750%, 6/30/24	1,800,000	1,909,110
2.000%, 6/30/24	1,050,000	1,123,920
1.750%, 7/31/24	750,000	796,163
2.375%, 8/15/24	1,750,000	1,903,307
1.500%, 9/30/24	1,000,000	1,053,029
2.125%, 9/30/24	2,500,000	2,698,331
1.500%, 10/31/24	650,000	684,945
2.250%, 11/15/24	710,000	771,531
2.500%, 1/31/25	1,500,000	1,652,393
2.000%, 2/15/25	500,000	539,703
2.750%, 2/28/25	300,000	334,405
0.500%, 3/31/25	750,000	757,792
0.250%, 5/31/25	1,000,000	998,674
2.875%, 7/31/25	600,000	677,605
2.000%, 8/15/25	600,000	651,371
2.250%, 11/15/25	1,150,000	1,266,866
2.875%, 11/30/25	600,000	681,553
2.625%, 12/31/25	500,000	561,849
1.625%, 2/15/26	1,400,000	1,497,486
2.375%, 4/30/26	380,000	423,580
1.625%, 5/15/26	130,000	139,283
1.500%, 8/15/26	900,000	958,873
1.625%, 10/31/26	1,250,000	1,342,803
2.000%, 11/15/26	800,000	878,320
2.250%, 2/15/27	500,000	558,431
2.375%, 5/15/27	800,000	902,761
2.250%, 8/15/27	1,050,000	1,179,228
2.250%, 11/15/27	2,160,000	2,432,200
2.750%, 2/15/28	800,000	933,213
2.875%, 5/15/28	1,100,000	1,298,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 8/15/28	$975,000	$1,154,765
3.125%, 11/15/28	400,000	483,590
2.625%, 2/15/29	634,000	742,908
2.375%, 5/15/29	550,000	634,726
1.625%, 8/15/29	1,340,000	1,462,130
1.500%, 2/15/30	800,000	864,871
0.625%, 5/15/30	215,000	214,435
UDR, Inc. (REIT)
3.200%, 1/15/30	50,000	54,181
Union Pacific Corp.
3.700%, 3/1/29	100,000	116,316
United Parcel Service, Inc.
3.400%, 3/15/29	50,000	57,496
UnitedHealth Group, Inc.
2.875%, 12/15/21	45,000	46,536
3.750%, 7/15/25	100,000	114,090
1.250%, 1/15/26	100,000	101,114
2.875%, 8/15/29	75,000	83,796
Unum Group
4.500%, 3/15/25	100,000	107,583
Upjohn, Inc.
1.650%, 6/22/25§	100,000	101,960
2.700%, 6/22/30§	50,000	51,328
US Bancorp
3.600%, 9/11/24	150,000	166,399
3.900%, 4/26/28	100,000	118,425
Valero Energy Corp.
4.000%, 4/1/29	100,000	110,706
Ventas Realty LP (REIT)
3.750%, 5/1/24	150,000	157,076
VEREIT Operating Partnership LP (REIT)
3.100%, 12/15/29	50,000	47,963
Verizon Communications, Inc.
2.946%, 3/15/22	102,000	106,228
3.376%, 2/15/25	148,000	164,575
4.329%, 9/21/28	250,000	301,021
3.875%, 2/8/29	75,000	88,354
4.016%, 12/3/29	75,000	89,429
3.150%, 3/22/30	50,000	56,153
ViacomCBS, Inc.
2.900%, 1/15/27	100,000	105,005
Virginia Electric and Power Co.
2.950%, 11/15/26	100,000	111,369
Visa, Inc.
2.800%, 12/14/22	175,000	185,041
3.150%, 12/14/25	100,000	110,982
1.900%, 4/15/27	100,000	104,533
VMware, Inc.
4.700%, 5/15/30	50,000	54,937
Voya Financial, Inc.
3.650%, 6/15/26	100,000	110,497
Walgreen Co.
3.100%, 9/15/22	19,000	19,868
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	100,000	103,064
3.450%, 6/1/26	50,000	54,186
Walmart, Inc.
3.400%, 6/26/23	100,000	108,626
2.650%, 12/15/24	100,000	108,093
3.700%, 6/26/28	400,000	470,847
2.375%, 9/24/29	50,000	54,385
Walt Disney Co. (The)
3.700%, 10/15/25	100,000	113,112
3.800%, 3/22/30	275,000	317,291
Waste Management, Inc.
3.450%, 6/15/29	50,000	51,000
Wells Fargo & Co.
3.500%, 3/8/22	56,000	58,655
3.450%, 2/13/23	94,000	99,816
3.750%, 1/24/24	100,000	109,257
3.300%, 9/9/24	100,000	109,203
3.550%, 9/29/25	100,000	111,434
3.000%, 4/22/26	150,000	163,000
4.300%, 7/22/27	100,000	114,206
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30 (k)	50,000	53,432
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31 (k)	100,000	104,664
(ICE LIBOR USD 3 Month + 3.77%), 4.478%, 4/4/31 (k)	25,000	30,228
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.65%), 2.082%, 9/9/22 (k)	250,000	253,922
Welltower, Inc. (REIT)
4.250%, 4/1/26	100,000	111,969
Westinghouse Air Brake Technologies Corp.
4.950%, 9/15/28 (e)	75,000	83,577
Weyerhaeuser Co. (REIT)
4.000%, 4/15/30	50,000	56,371
Williams Cos., Inc. (The)
4.000%, 9/15/25	100,000	110,772
Wisconsin Electric Power Co.
2.950%, 9/15/21	75,000	76,996
Wisconsin Power and Light Co.
3.000%, 7/1/29	50,000	55,658
WRKCo., Inc.
4.900%, 3/15/29	100,000	118,720
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	100,000	103,730
3.550%, 3/20/30	50,000	53,497
Zoetis, Inc.
3.250%, 2/1/23	85,000	90,251

Total United States		146,667,398

Uruguay (0.1%)
Oriental Republic of Uruguay
4.500%, 8/14/24	150,000	163,876

Total Long Term Debt Securities (99.3%) (Cost $246,386,748)		255,824,030

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $102,000. (xx)	100,000	100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $63,655, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $64,928. (xx)	$63,655	$63,655
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $39,471, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $43,860. (xx)	39,471	39,471
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $289,321, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $295,107. (xx)	289,321	289,321
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $61,621, collateralized by various Common Stocks; total market value $68,479. (xx)	61,621	61,621

Total Repurchase Agreements		554,068

Total Short-Term Investments (0.2%) (Cost $554,068)		554,068

Total Investments in Securities (99.5%) (Cost $246,940,816)		256,378,098
Other Assets Less Liabilities (0.5%)		1,399,795

Net Assets (100%)		$257,777,893

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $8,961,557 or 3.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $34,525,501 or 13.4% of net assets.

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $649,655. This was collateralized by $109,422 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 7/14/20 - 8/15/48 and by cash of $554,068 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNY	— Chinese Renminbi
DKK	— Denmark Krone
EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— Korean (South) Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REIT	— Real Estate Investment Trust
RON	— Romanian Leu
SGD	— Singapore Dollar
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
CORPORATE BONDS:
Financials
Banks
PNC Bank NA 2.625%, 2/17/22	250,000	253,423	—	(267)	—	5,185	258,341	3,281	—
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	150,000	159,944	—	(438)	—	5,548	165,054	2,925	—

Total		413,367	—	(705)	—	10,733	423,395	6,206	—

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	2,350,000	USD	2,878,387	JPMorgan Chase Bank	7/9/2020	33,616
CNY	22,500,000	USD	3,170,354	State Street Bank & Trust**	7/29/2020	5,514
USD	247,814	ZAR	4,300,000	JPMorgan Chase Bank	8/11/2020	1,129
USD	1,025,391	JPY	110,000,000	JPMorgan Chase Bank	8/17/2020	6,029
CAD	400,000	USD	289,367	JPMorgan Chase Bank	8/24/2020	5,306
USD	81,190	MXN	1,800,000	JPMorgan Chase Bank	8/26/2020	3,465
USD	10,417,069	DKK	68,465,000	JPMorgan Chase Bank	9/9/2020	78,549
USD	1,512,217	SGD	2,100,000	JPMorgan Chase Bank	9/28/2020	4,909

Total unrealized appreciation						138,517

USD	1,621,641	CNY	11,585,000	State Street Bank & Trust**	7/29/2020	(13,578)
EUR	7,200,000	USD	8,161,934	JPMorgan Chase Bank	8/10/2020	(65,520)
USD	2,528,792	ZAR	47,500,000	JPMorgan Chase Bank	8/11/2020	(196,222)
JPY	650,000,000	USD	6,059,148	JPMorgan Chase Bank	8/17/2020	(35,650)
USD	1,666,120	IDR	25,375,000,000	State Street Bank & Trust**	8/19/2020	(100,336)
USD	5,086,112	CAD	7,080,000	JPMorgan Chase Bank	8/24/2020	(129,611)
MXN	45,605,000	USD	2,050,633	JPMorgan Chase Bank	8/26/2020	(81,372)
USD	4,776,835	MXN	110,870,000	JPMorgan Chase Bank	8/26/2020	(10,622)
JPY	360,550,000	USD	3,351,899	JPMorgan Chase Bank	8/31/2020	(10,131)
EUR	17,485,000	USD	19,824,983	JPMorgan Chase Bank	9/16/2020	(146,827)

Total unrealized depreciation						(789,869)

Net unrealized depreciation						(651,352)

**	Non-deliverable forward.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Long Term Investments
Australia	$—	$3,196,362	$—	$3,196,362
Austria	—	256,963	—	256,963
Belgium	—	745,242	—	745,242
Canada	—	12,355,294	—	12,355,294
China	—	1,091,763	—	1,091,763
Colombia	—	310,687	—	310,687
Denmark	—	10,538,333	—	10,538,333
France	—	3,945,052	—	3,945,052
Germany	—	2,633,735	—	2,633,735
Indonesia	—	3,080,668	—	3,080,668
Ireland	—	199,591	—	199,591
Italy	—	6,237,822	—	6,237,822
Japan	—	22,065,754	—	22,065,754
Mexico	—	5,298,333	—	5,298,333
Netherlands	—	1,669,003	—	1,669,003
Norway	—	520,010	—	520,010
Panama	—	216,625	—	216,625
Philippines	—	139,938	—	139,938
Poland	—	151,640	—	151,640
Romania	—	3,078,807	—	3,078,807
Singapore	—	2,959,263	—	2,959,263
South Africa	—	2,874,025	—	2,874,025
South Korea	—	2,736,182	—	2,736,182
Spain	—	6,665,549	—	6,665,549
Supranational	—	4,377,884	—	4,377,884
Sweden	—	205,617	—	205,617
Switzerland	—	694,845	—	694,845
United Kingdom	—	10,747,769	—	10,747,769
United States	—	146,667,398	—	146,667,398
Uruguay	—	163,876	—	163,876
Forward Currency Contracts	—	138,517	—	138,517
Short-Term Investments
Repurchase Agreements	—	554,068	—	554,068

Total Assets	$—	$256,516,615	$—	$256,516,615

Liabilities:
Forward Currency Contracts	$—	$(789,869)	$—	$(789,869)

Total Liabilities	$—	$(789,869)	$—	$(789,869)

Total	$—	$255,726,746	$—	$255,726,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$138,517

Total		$138,517

	Liability Derivatives
Foreign exchange contracts	Payables	$(789,869)

Total		$(789,869)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$4,066,621	$4,066,621

Total	$4,066,621	$4,066,621

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(382,628)	$(382,628)

Total	$(382,628)	$(382,628)

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $111,243,000 during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$133,003	$(133,003)	$—	$—
State Street Bank & Trust	5,514	(5,514)	—	—

Total	$138,517	$(138,517)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$675,955	$(133,003)	$—	$542,952
State Street Bank & Trust	113,914	(5,514)	—	108,400

Total	$789,869	$(138,517)	$—	$651,352

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$83,351,374
Long-term U.S. government debt securities	19,812,897

$103,164,271

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$88,144,296
Long-term U.S. government debt securities	34,545,766

$122,690,062

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,297,431
Aggregate gross unrealized depreciation	(3,343,094)

Net unrealized appreciation	$8,954,337

Federal income tax cost of investments in securities and derivative instruments, if applicable	$246,772,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $404,997)	$423,395
Unaffiliated Issuers (Cost $245,981,751)	255,400,635
Repurchase Agreements (Cost $554,068)	554,068
Cash	1,779,773
Foreign cash (Cost $102,539)	101,910
Dividends, interest and other receivables	1,458,499
Receivable for securities sold	1,212,566
Unrealized appreciation on forward foreign currency contracts	138,517
Receivable for Portfolio shares sold	68,801
Securities lending income receivable	143
Other assets	2,969

Total assets	261,141,276

LIABILITIES
Payable for securities purchased	1,584,233
Unrealized depreciation on forward foreign currency contracts	789,869
Payable for return of collateral on securities loaned	554,067
Payable for Portfolio shares redeemed	154,714
Investment management fees payable	100,170
Administrative fees payable	26,629
Distribution fees payable – Class IB	13,294
Distribution fees payable – Class IA	2,292
Accrued expenses	138,115

Total liabilities	3,363,383

NET ASSETS	$257,777,893

Net assets were comprised of:
Paid in capital	$244,427,123
Total distributable earnings (loss)	13,350,770

Net assets	$257,777,893

Class IA
Net asset value, offering and redemption price per share, $11,194,832 / 1,161,628 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.64

Class IB
Net asset value, offering and redemption price per share, $65,111,403 / 6,770,858 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.62

Class K
Net asset value, offering and redemption price per share, $181,471,658 / 18,670,035 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

(x)	Includes value of securities on loan of $649,655.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest ($6,206 interest income received from affiliates) (net of $15,771 foreign withholding tax)	$2,951,425
Securities lending (net)	1,822

Total income	2,953,247

EXPENSES
Investment management fees	719,501
Administrative fees	161,229
Distribution fees – Class IB	81,395
Custodian fees	52,293
Professional fees	36,991
Printing and mailing expenses	19,913
Distribution fees – Class IA	13,954
Trustees’ fees	4,246
Miscellaneous	9,205

Gross expenses	1,098,727
Less: Waiver from investment manager	(87,434)

Net expenses	1,011,293

NET INVESTMENT INCOME (LOSS)	1,941,954

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	976,500
Forward foreign currency contracts	4,066,621
Foreign currency transactions	(264,921)

Net realized gain (loss)	4,778,200

Change in unrealized appreciation (depreciation) on:
Investments in securities ($10,733 of change in unrealized appreciation (depreciation) from affiliates)	3,909,996
Forward foreign currency contracts	(382,628)
Foreign currency translations	(9,930)

Net change in unrealized appreciation (depreciation)	3,517,438

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,295,638

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,237,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,941,954	$5,662,434
Net realized gain (loss)	4,778,200	592,154
Net change in unrealized appreciation (depreciation)	3,517,438	10,878,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,237,592	17,133,234

Distributions to shareholders:
Class IA	—	(165,175)
Class IB	—	(963,724)
Class K	—	(3,311,435)

Total distributions to shareholders	—	(4,440,334)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [107,135 and 110,243 shares, respectively]	1,009,299	1,005,761
Capital shares issued in reinvestment of dividends and distributions [0 and 17,866 shares, respectively]	—	165,175
Capital shares repurchased [(177,564) and (261,837) shares, respectively]	(1,670,853)	(2,403,367)

Total Class IA transactions	(661,554)	(1,232,431)

Class IB
Capital shares sold [422,552 and 568,075 shares, respectively]	3,962,459	5,177,580
Capital shares issued in reinvestment of dividends and distributions [0 and 104,469 shares, respectively]	—	963,724
Capital shares repurchased [(816,883) and (1,048,342) shares, respectively]	(7,622,902)	(9,569,586)

Total Class IB transactions	(3,660,443)	(3,428,282)

Class K
Capital shares sold [1,570,397 and 2,235,920 shares, respectively]	15,027,785	20,364,070
Capital shares issued in reinvestment of dividends and distributions [0 and 355,626 shares, respectively]	—	3,311,435
Capital shares repurchased [(3,958,413) and (2,508,770) shares, respectively]	(37,295,356)	(23,231,548)

Total Class K transactions	(22,267,571)	443,957

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,589,568)	(4,216,756)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,351,976)	8,476,144
NET ASSETS:
Beginning of period	274,129,869	265,653,725

End of period	$257,777,893	$274,129,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.26		$8.85	$9.12	$8.72	$8.85	$9.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.17	0.18	0.15	0.14	0.15
Net realized and unrealized gain (loss)	0.32		0.38	(0.33)	0.25	(0.08)	(0.51)

Total from investment operations	0.38		0.55	(0.15)	0.40	0.06	(0.36)

Less distributions:
Dividends from net investment income	—		(0.07)	(0.12)	— #	(0.17)	— #
Distributions from net realized gains	—		(0.07)	—	—	(0.02)	(0.01)
Return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.14)	(0.12)	— #	(0.19)	(0.01)

Net asset value, end of period	$9.64		$9.26	$8.85	$9.12	$8.72	$8.85

Total return (b)	4.10%		6.18%	(1.60)%	4.63%	0.71%	(3.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,195		$11,412	$12,088	$13,053	$15,114	$15,670
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.98%	1.00%
Before waivers (a)(f)	1.02%		1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.30%		1.88%	1.97%	1.70%	1.51%	1.63%
Before waivers (a)(f)	1.24%		1.82%	1.92%	1.64%	1.49%	1.63%
Portfolio turnover rate^	40	%(z)	82%	45%	44%	44%	71%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.24		$8.83	$9.10	$8.70	$8.83	$9.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.17	0.18	0.15	0.14	0.15
Net realized and unrealized gain (loss)	0.32		0.38	(0.33)	0.25	(0.08)	(0.51)

Total from investment operations	0.38		0.55	(0.15)	0.40	0.06	(0.36)

Less distributions:
Dividends from net investment income	—		(0.07)	(0.12)	— #	(0.17)	— #
Distributions from net realized gains	—		(0.07)	—	—	(0.02)	(0.01)
Return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.14)	(0.12)	— #	(0.19)	(0.01)

Net asset value, end of period	$9.62		$9.24	$8.83	$9.10	$8.70	$8.83

Total return (b)	4.11%		6.19%	(1.60)%	4.64%	0.70%	(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,111		$66,228	$66,598	$71,850	$71,048	$76,454
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.98%	1.00%
Before waivers (a)(f)	1.02%		1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.30%		1.88%	1.97%	1.70%	1.51%	1.63%
Before waivers (a)(f)	1.24%		1.82%	1.92%	1.65%	1.49%	1.63%
Portfolio turnover rate^	40	%(z)	82%	45%	44%	44%	71%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.33		$8.91	$9.19	$8.77	$8.90	$9.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.20	0.20	0.18	0.16	0.17
Net realized and unrealized gain (loss)	0.32		0.38	(0.34)	0.24	(0.07)	(0.50)

Total from investment operations	0.39		0.58	(0.14)	0.42	0.09	(0.33)

Less distributions:
Dividends from net investment income	—		(0.09)	(0.14)	— #	(0.20)	— #
Distributions from net realized gains	—		(0.07)	—	—	(0.02)	(0.01)
Return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.16)	(0.14)	— #	(0.22)	(0.01)

Net asset value, end of period	$9.72		$9.33	$8.91	$9.19	$8.77	$8.90

Total return (b)	4.18%		6.51%	(1.40)%	4.83%	0.97%	(3.51)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$181,472		$196,490	$186,968	$210,307	$220,473	$231,834
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%		0.70%	0.70%	0.70%	0.73%	0.75%
Before waivers (a)(f)	0.77%		0.76%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.56%		2.13%	2.22%	1.95%	1.76%	1.87%
Before waivers (a)(f)	1.49%		2.06%	2.17%	1.90%	1.74%	1.87%
Portfolio turnover rate^	40	%(z)	82%	45%	44%	44%	71%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Information Technology	$363,863,514	19.6%
Health Care	217,828,904	11.7
Consumer Discretionary	208,715,556	11.2
Financials	207,455,277	11.2
Communication Services	177,296,703	9.5
Industrials	169,199,317	9.1
Consumer Staples	141,371,240	7.6
Materials	63,002,896	3.4
Energy	47,599,652	2.6
Real Estate	41,790,664	2.3
Utilities	39,762,675	2.1
Repurchase Agreements	14,666,703	0.8
Cash and Other	166,367,158	8.9

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$926.98	$5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class IB
Actual	1,000.00	926.82	5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class K
Actual	1,000.00	928.09	4.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.3%)
Globant SA*	15,697	$2,352,196
MercadoLibre, Inc.*	2,799	2,759,170

		5,111,366

Australia (2.2%)
Afterpay Ltd.*	8,809	379,653
AGL Energy Ltd.	24,355	287,244
AMP Ltd.*	131,937	169,151
Ampol Ltd.	9,476	192,498
APA Group	46,771	360,154
Aristocrat Leisure Ltd.	23,284	411,780
ASX Ltd.	7,779	459,669
Aurizon Holdings Ltd.	78,944	268,783
AusNet Services	78,401	90,437
Australia & New Zealand Banking Group Ltd.	113,956	1,474,726
BHP Group Ltd.	118,363	2,937,388
BHP Group plc	84,862	1,742,188
BlueScope Steel Ltd.	20,320	164,806
Brambles Ltd.	60,904	458,172
CIMIC Group Ltd.	4,334	72,609
Coca-Cola Amatil Ltd.	17,746	106,377
Cochlear Ltd.	2,650	345,772
Coles Group Ltd.	53,128	631,104
Commonwealth Bank of Australia	71,127	3,425,437
Computershare Ltd.	18,634	171,224
Crown Resorts Ltd.	15,224	101,740
CSL Ltd.	18,237	3,615,540
Dexus (REIT)	43,157	275,023
Evolution Mining Ltd.	66,537	266,002
Fortescue Metals Group Ltd.	66,950	642,399
Glencore plc*	400,083	846,836
Goodman Group (REIT)	68,022	700,067
GPT Group (The) (REIT)	76,560	221,333
Insurance Australia Group Ltd.	93,797	374,942
Lendlease Group	26,243	225,219
Macquarie Group Ltd.	13,527	1,113,460
Magellan Financial Group Ltd.	5,314	216,297
Medibank Pvt Ltd.	106,035	219,376
Mirvac Group (REIT)	156,870	236,130
National Australia Bank Ltd.	128,420	1,623,616
Newcrest Mining Ltd.	32,143	716,636
Northern Star Resources Ltd.	30,388	289,249
Oil Search Ltd.	81,567	179,623
Orica Ltd.	16,873	193,991
Origin Energy Ltd.	71,818	290,927
Qantas Airways Ltd.	30,405	79,653
QBE Insurance Group Ltd.	55,867	343,447
Ramsay Health Care Ltd.	7,391	340,678
REA Group Ltd.	2,216	165,856
Rio Tinto Ltd.	14,915	1,011,360
Rio Tinto plc	45,068	2,535,973
Santos Ltd.	71,348	262,340
Scentre Group (REIT)	208,309	313,670
SEEK Ltd. (x)	13,737	208,496
Sonic Healthcare Ltd.	18,652	393,764
South32 Ltd.	201,566	285,415
Stockland (REIT)	96,916	222,611
Suncorp Group Ltd.	51,946	332,577

Sydney Airport	46,082	180,681
Tabcorp Holdings Ltd.	85,875	201,099
Telstra Corp. Ltd.	161,602	349,831
TPG Telecom Ltd.*	16,154	99,216
Transurban Group	109,892	1,073,105
Treasury Wine Estates Ltd.	29,411	212,908
Tuas Ltd.*	8,077	3,762
Vicinity Centres (REIT)	141,538	140,357
Washington H Soul Pattinson & Co. Ltd. (x)	4,752	64,438
Wesfarmers Ltd.	45,557	1,414,986
Westpac Banking Corp.	145,116	1,807,641
WiseTech Global Ltd.	5,969	79,833
Woodside Petroleum Ltd.	37,594	564,989
Woolworths Group Ltd.	50,675	1,306,806

		40,493,070

Austria (0.1%)
ANDRITZ AG	3,041	110,595
Erste Group Bank AG	11,689	274,681
OMV AG*	5,785	193,147
Raiffeisen Bank International AG*	6,440	114,552
Verbund AG (x)	2,957	132,252
voestalpine AG (x)	4,474	96,123

		921,350

Belgium (0.3%)
Ageas SA/NV	7,316	258,751
Anheuser-Busch InBev SA/NV	30,615	1,508,910
Colruyt SA	2,283	125,539
Elia Group SA/NV (x)	1,272	137,925
Galapagos NV*	1,678	329,406
Groupe Bruxelles Lambert SA	3,135	262,676
KBC Group NV	9,916	567,928
Proximus SADP	6,409	130,506
Sofina SA	636	167,717
Solvay SA	2,886	230,763
Telenet Group Holding NV	2,019	83,024
UCB SA	5,097	589,972
Umicore SA (x)	7,826	367,973

		4,761,090

Brazil (1.1%)
Atacadao SA*	619,251	2,278,592
Hapvida Participacoes e Investimentos SA (m)	208,909	2,416,354
Localiza Rent a Car SA*	343,282	2,590,665
Lojas Renner SA*	322,729	2,501,430
Pagseguro Digital Ltd., Class A*	80,122	2,831,512
Petroleo Brasileiro SA	449,872	1,871,261
Petroleo Brasileiro SA (Preference) (q)	572,839	2,294,263
Rumo SA*	599,414	2,484,469
StoneCo Ltd., Class A*	47,263	1,831,914

		21,100,460

Chile (0.0%)
Antofagasta plc	16,451	190,786

China (5.7%)
Alibaba Group Holding Ltd.*	146,500	3,958,834

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Alibaba Group Holding Ltd. (ADR)*	63,861	$13,774,818
Anhui Conch Cement Co. Ltd., Class H	374,000	2,515,528
Bank of China Ltd., Class H*	8,507,000	3,146,187
BeiGene Ltd. (ADR)*	1,603	302,005
BOC Hong Kong Holdings Ltd.	153,000	485,785
Budweiser Brewing Co. APAC Ltd. (m)(x)	442,100	1,284,419
China Construction Bank Corp., Class H	5,879,420	4,751,039
China International Capital Corp. Ltd., Class H (m)(x)*	680,800	1,338,437
China Mengniu Dairy Co. Ltd.*	1,064,000	4,057,664
China Mobile Ltd.	220,000	1,486,555
China Overseas Land & Investment Ltd.	564,500	1,704,707
China Resources Beer Holdings Co. Ltd.	622,000	3,471,473
China Resources Land Ltd.	324,000	1,224,299
CSPC Pharmaceutical Group Ltd.	1,473,600	2,778,073
Hua Hong Semiconductor Ltd. (m)(x)*	767,000	2,666,051
JD.com, Inc. (ADR)*	179,884	10,825,419
Jiangsu Hengrui Medicine Co. Ltd., Class A	113,037	1,475,718
Joincare Pharmaceutical Group Industry Co. Ltd., Class A*	473,800	1,088,549
Kweichow Moutai Co. Ltd., Class A	26,847	5,556,079
New Oriental Education & Technology Group, Inc. (ADR)*	24,794	3,228,923
Ping An Insurance Group Co. of China Ltd., Class A	173,196	1,749,774
Ping An Insurance Group Co. of China Ltd., Class H	133,500	1,333,272
Prosus NV*	19,583	1,817,504
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	544,000	1,208,719
Shenzhou International Group Holdings Ltd.	257,100	3,090,781
TAL Education Group (ADR)*	35,522	2,428,994
Tencent Holdings Ltd.	306,500	19,687,662
Universal Scientific Industrial Shanghai Co. Ltd., Class A	556,797	1,721,372
Wilmar International Ltd.	77,800	229,145
Yangzijiang Shipbuilding Holdings Ltd.	100,497	67,145
Yihai International Holding Ltd.*	144,000	1,477,919

		105,932,849

Denmark (0.7%)
Ambu A/S, Class B	6,723	211,309
AP Moller – Maersk A/S, Class A	130	140,995
AP Moller – Maersk A/S, Class B	261	303,834
Carlsberg A/S, Class B	4,257	562,350
Chr Hansen Holding A/S	4,131	425,827
Coloplast A/S, Class B	4,911	761,346
Danske Bank A/S*	27,470	365,377
Demant A/S*	4,068	107,202
DSV Panalpina A/S	8,498	1,036,720

Genmab A/S*	2,615	874,773
GN Store Nord A/S	5,281	281,193
H Lundbeck A/S	2,723	102,342
Novo Nordisk A/S, Class B	71,095	4,600,641
Novozymes A/S, Class B	8,796	508,314
Orsted A/S (m)	7,584	874,661
Pandora A/S	3,859	209,493
Tryg A/S	5,020	145,242
Vestas Wind Systems A/S	7,927	806,613

		12,318,232

Finland (0.3%)
Elisa OYJ	5,891	358,085
Fortum OYJ	18,698	354,726
Kone OYJ, Class B	13,657	938,465
Metso OYJ	4,449	145,593
Neste OYJ	16,815	656,705
Nokia OYJ	227,170	994,857
Nordea Bank Abp (Aquis Stock Exchange)	1,902	13,119
Nordea Bank Abp (Turquoise Stock Exchange)	128,278	884,079
Orion OYJ, Class B	4,169	201,557
Sampo OYJ, Class A	18,612	639,437
Stora Enso OYJ, Class R	23,119	275,700
UPM-Kymmene OYJ	21,406	617,734
Wartsila OYJ Abp	17,091	141,078

		6,221,135

France (4.6%)
Accor SA*	7,135	193,594
Aeroports de Paris	1,093	112,059
Air Liquide SA	19,009	2,738,986
Airbus SE*	114,954	8,179,984
Alstom SA	7,473	347,106
Amundi SA (m)*	2,245	175,602
Arkema SA	2,651	253,163
Atos SE*	4,141	352,457
AXA SA (x)‡	77,713	1,621,802
BioMerieux	1,558	213,914
BNP Paribas SA*	45,195	1,791,670
Bollore SA	36,559	114,660
Bouygues SA*	9,136	311,647
Bureau Veritas SA*	11,191	235,785
Capgemini SE	6,570	751,546
Carrefour SA	23,699	365,849
Casino Guichard Perrachon SA*	1,884	69,782
Cie de Saint-Gobain*	20,554	738,763
Cie Generale des Etablissements Michelin SCA (x)	6,818	706,319
CNP Assurances*	7,430	85,381
Covivio (REIT)	2,078	150,390
Credit Agricole SA*	45,189	426,844
Danone SA	24,811	1,714,478
Dassault Aviation SA*	103	94,836
Dassault Systemes SE	10,484	1,806,851
Edenred	9,858	430,665
Eiffage SA*	3,432	313,364
Electricite de France SA	23,696	218,215
Engie SA*	73,380	905,753
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	3,465	445,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EssilorLuxottica SA (Turquoise Stock Exchange)*	7,962	$1,020,485
Eurazeo SE*	1,724	88,285
Faurecia SE*	3,201	124,800
Gecina SA (REIT) (x)	1,772	218,741
Getlink SE*	17,070	246,013
Hermes International	1,273	1,062,475
Icade (REIT)	1,280	89,055
Iliad SA (x)	601	117,138
Ingenico Group SA*	2,525	402,084
Ipsen SA	1,556	132,125
JCDecaux SA*	3,295	61,200
Kering SA	16,432	8,925,364
Klepierre SA (REIT) (x)	7,844	156,071
La Francaise des Jeux SAEM (m)	3,513	108,253
Legrand SA	10,662	809,011
L’Oreal SA	10,091	3,235,075
LVMH Moet Hennessy Louis Vuitton SE	41,526	18,188,343
Natixis SA*	40,344	105,115
Orange SA	80,160	957,606
Orpea	2,127	245,677
Pernod Ricard SA	8,532	1,340,969
Peugeot SA*	24,465	397,130
Publicis Groupe SA	8,453	273,258
Remy Cointreau SA (x)	819	111,436
Renault SA (x)*	7,937	200,905
Safran SA*	12,875	1,287,916
Sanofi	45,341	4,612,950
Sartorius Stedim Biotech	1,061	267,811
Schneider Electric SE	22,215	2,462,926
SCOR SE*	6,414	175,536
SEB SA	971	160,321
Societe Generale SA*	111,733	1,858,888
Sodexo SA	3,524	238,047
Suez SA (x)	14,668	171,742
Teleperformance*	2,370	600,851
Thales SA	4,425	356,936
TOTAL SA (x)	99,315	3,782,869
Ubisoft Entertainment SA*	3,766	310,167
Unibail-Rodamco-Westfield (REIT) (x)	5,492	308,918
Valeo SA	9,029	236,507
Veolia Environnement SA	21,858	490,947
Vinci SA	20,704	1,903,914
Vivendi SA	33,217	851,391
Wendel SE	1,037	98,738
Worldline SA (m)*	5,662	489,179

		85,149,728

Germany (3.1%)
adidas AG*	7,650	2,001,391
Allianz SE (Registered)	16,762	3,419,008
Aroundtown SA*	45,198	258,702
BASF SE	36,904	2,062,194
Bayer AG (Registered)	39,473	2,897,302
Bayerische Motoren Werke AG	13,267	845,229
Bayerische Motoren Werke AG (Preference) (q)	2,462	119,150
Beiersdorf AG	4,087	463,690
Brenntag AG	6,351	333,409
Carl Zeiss Meditec AG	1,727	168,276

Commerzbank AG*	38,716	172,370
Continental AG	4,300	420,001
Covestro AG (m)	6,853	260,080
Daimler AG (Registered)	34,388	1,393,867
Delivery Hero SE (m)*	5,009	510,353
Deutsche Bank AG (Registered)*	79,807	756,729
Deutsche Boerse AG	7,634	1,379,838
Deutsche Lufthansa AG (Registered)*	9,878	98,991
Deutsche Post AG (Registered)	39,746	1,449,921
Deutsche Telekom AG (Registered)	133,919	2,240,117
Deutsche Wohnen SE	13,508	605,978
E.ON SE	90,208	1,014,187
Evonik Industries AG	8,736	221,311
Fraport AG Frankfurt Airport Services Worldwide*	1,739	75,774
Fresenius Medical Care AG & Co. KGaA	8,494	724,179
Fresenius SE & Co. KGaA	16,748	826,695
FUCHS PETROLUB SE (Preference) (q)	2,900	116,335
GEA Group AG	6,164	194,532
Hannover Rueck SE	2,451	421,579
HeidelbergCement AG	5,998	319,582
Henkel AG & Co. KGaA	4,191	348,296
Henkel AG & Co. KGaA (Preference) (q)	7,080	658,194
HOCHTIEF AG	876	77,533
Infineon Technologies AG	50,261	1,174,765
KION Group AG	2,476	152,001
Knorr-Bremse AG*	2,076	210,050
LANXESS AG	3,369	177,092
LEG Immobilien AG	2,817	357,391
Merck KGaA	5,139	595,762
METRO AG	8,456	79,888
MTU Aero Engines AG	2,114	365,356
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,799	1,504,987
Nemetschek SE	2,361	161,993
Porsche Automobil Holding SE (Preference) (q)*	6,224	356,698
Puma SE*	3,303	254,713
RWE AG	23,373	817,678
SAP SE	112,167	15,613,148
Sartorius AG (Preference) (q)	1,422	467,164
Scout24 AG (m)	4,388	341,058
Siemens AG (Registered)	30,737	3,610,607
Siemens Healthineers AG (m)	5,995	287,112
Symrise AG	5,078	589,148
TeamViewer AG (m)*	5,325	290,523
Telefonica Deutschland Holding AG	40,329	118,959
thyssenkrupp AG*	17,368	122,827
Uniper SE	8,394	270,897
United Internet AG (Registered)	4,068	171,656
Volkswagen AG	1,242	199,349
Volkswagen AG (Preference) (q)	7,457	1,127,709
Vonovia SE	20,699	1,267,956

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Zalando SE (m)*	6,250	$439,555

		57,980,835

Hong Kong (0.9%)
AIA Group Ltd.	485,800	4,521,374
ASM Pacific Technology Ltd.	11,800	124,716
Bank of East Asia Ltd. (The)	54,200	123,892
CK Asset Holdings Ltd.	102,764	611,083
CK Infrastructure Holdings Ltd.	28,000	144,263
CLP Holdings Ltd.	65,000	636,529
Dairy Farm International Holdings Ltd.	14,900	69,390
Hang Lung Properties Ltd.	86,000	203,876
Hang Seng Bank Ltd.	30,300	511,594
Henderson Land Development Co. Ltd.	55,474	210,075
HK Electric Investments & HK Electric Investments Ltd. (m)	100,000	103,883
HKT Trust & HKT Ltd.	158,260	232,624
Hong Kong & China Gas Co. Ltd.	424,244	656,050
Hong Kong Exchanges & Clearing Ltd.	48,228	2,055,414
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	37,900	149,326
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	6,200	25,662
Jardine Matheson Holdings Ltd.	8,900	369,439
Jardine Strategic Holdings Ltd.	8,500	177,140
Kerry Properties Ltd.	30,500	78,800
Link REIT (REIT)	83,000	677,263
Melco Resorts & Entertainment Ltd. (ADR)	8,883	137,864
MTR Corp. Ltd.	60,500	312,927
New World Development Co. Ltd.	62,095	295,145
NWS Holdings Ltd.	62,272	53,802
PCCW Ltd.	157,000	89,581
Power Assets Holdings Ltd.	56,000	304,099
Sino Biopharmaceutical Ltd.	1,324,000	2,497,272
Sino Land Co. Ltd.	131,001	164,945
Sun Hung Kai Properties Ltd.	51,000	649,954
Swire Pacific Ltd., Class A	22,000	116,368
Swire Properties Ltd.	50,000	126,976
Techtronic Industries Co. Ltd.	55,000	536,565
WH Group Ltd. (m)	395,500	339,412
Wharf Real Estate Investment Co. Ltd. (x)	69,100	329,773

		17,637,076

Hungary (0.2%)
Richter Gedeon Nyrt.	135,520	2,806,158

India (1.3%)
Bharti Airtel Ltd.*	312,786	2,317,405
DLF Ltd.	2,596,548	5,090,177
Eicher Motors Ltd.	4,599	1,123,046
HDFC Bank Ltd. (ADR)	40,440	1,838,402
ICICI Bank Ltd.	396,549	1,838,189
ICICI Bank Ltd. (ADR)	381,914	3,547,981
ICICI Prudential Life Insurance Co. Ltd. (m)	223,298	1,268,634
Infosys Ltd.	216,096	2,108,877

Infosys Ltd. (ADR)	73,342	708,484
Larsen & Toubro Ltd.	76,488	957,035
Marico Ltd.	32,379	151,740
Reliance Industries Ltd.	88,698	2,004,677
Reliance Industries Ltd.*	29,186	308,313
Shree Cement Ltd.	4,073	1,253,347

		24,516,307

Indonesia (0.3%)
Astra International Tbk. PT	3,183,500	1,070,330
Bank Central Asia Tbk. PT	2,145,600	4,278,886
Bank Rakyat Indonesia Persero Tbk. PT	3,328,600	710,569

		6,059,785

Ireland (0.2%)
AerCap Holdings NV*	4,811	148,179
CRH plc	31,551	1,079,136
Flutter Entertainment plc	6,179	811,075
Kerry Group plc, Class A	6,351	790,108
Kingspan Group plc	6,380	410,581
Smurfit Kappa Group plc	9,026	301,204

		3,540,283

Israel (0.2%)
Azrieli Group Ltd.	1,769	80,126
Bank Hapoalim BM	45,513	272,604
Bank Leumi Le-Israel BM	59,393	299,268
Check Point Software Technologies Ltd.*	4,823	518,135
Elbit Systems Ltd.	1,005	138,318
ICL Group Ltd.	24,409	72,659
Israel Discount Bank Ltd., Class A	42,056	128,686
Mizrahi Tefahot Bank Ltd.	5,051	95,074
Nice Ltd.*	2,440	460,916
Teva Pharmaceutical Industries Ltd. (ADR)*	45,279	558,290
Wix.com Ltd.*	2,062	528,326

		3,152,402

Italy (0.6%)
Assicurazioni Generali SpA	44,099	666,449
Atlantia SpA*	19,977	320,400
Brunello Cucinelli SpA (x)*	22,571	669,830
Davide Campari-Milano SpA	24,803	208,740
DiaSorin SpA	1,039	198,749
Enel SpA	326,794	2,815,387
Eni SpA	102,214	973,310
Ferrari NV (x)	5,035	857,939
FinecoBank Banca Fineco SpA*	23,371	314,927
Infrastrutture Wireless Italiane SpA (m)	9,888	99,017
Intesa Sanpaolo SpA*	598,003	1,142,402
Leonardo SpA	17,395	115,086
Mediobanca Banca di Credito Finanziario SpA	24,028	172,165
Moncler SpA*	7,811	298,245
Nexi SpA (m)*	15,438	266,684
Pirelli & C SpA (m)*	17,617	74,614
Poste Italiane SpA (m)	19,777	171,728
Prysmian SpA	10,192	235,768
Recordati SpA	4,306	214,844

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Snam SpA	83,408	$405,684
Telecom Italia SpA (Aquis Stock Exchange)	224,302	86,830
Telecom Italia SpA (Turquoise Stock Exchange) (x)	335,970	131,829
Terna Rete Elettrica Nazionale SpA	55,993	384,428
UniCredit SpA*	84,525	775,989

		11,601,044

Japan (9.6%)
ABC-Mart, Inc.	1,200	70,207
Acom Co. Ltd.	18,300	69,754
Advantest Corp.	8,000	454,407
Aeon Co. Ltd.	26,400	613,196
Aeon Mall Co. Ltd.	3,980	52,800
AGC, Inc. (x)	7,200	204,816
Air Water, Inc.	8,100	114,251
Aisin Seiki Co. Ltd.	6,300	183,593
Ajinomoto Co., Inc.	18,800	312,343
Alfresa Holdings Corp.	8,100	168,626
Amada Co. Ltd.	12,400	101,352
ANA Holdings, Inc. (x)*	4,400	100,067
Aozora Bank Ltd. (x)	4,200	73,116
Asahi Group Holdings Ltd. (x)	15,900	557,028
Asahi Intecc Co. Ltd.	7,500	213,115
Asahi Kasei Corp.	49,600	402,978
Astellas Pharma, Inc.	74,800	1,245,168
Bandai Namco Holdings, Inc.	8,100	425,705
Bank of Kyoto Ltd. (The)	2,600	92,138
Benesse Holdings, Inc.	2,700	72,607
Bridgestone Corp. (x)	21,200	682,114
Brother Industries Ltd.	9,800	176,590
Calbee, Inc.	3,500	96,782
Canon, Inc. (x)	40,100	797,789
Capcom Co. Ltd.	83,400	3,026,879
Casio Computer Co. Ltd.	7,400	128,420
Central Japan Railway Co.	5,800	897,826
Chiba Bank Ltd. (The)	21,200	99,927
Chubu Electric Power Co., Inc.	26,300	330,809
Chugai Pharmaceutical Co. Ltd.	27,000	1,443,341
Chugoku Electric Power Co., Inc. (The) (x)	11,400	152,217
Coca-Cola Bottlers Japan, Inc.	5,400	97,872
Concordia Financial Group Ltd.	41,000	131,252
Cosmos Pharmaceutical Corp.	800	122,609
CyberAgent, Inc.	4,300	210,942
Dai Nippon Printing Co. Ltd.	9,300	213,008
Daicel Corp.	10,300	79,587
Daifuku Co. Ltd.	4,200	366,943
Dai-ichi Life Holdings, Inc.	42,500	506,165
Daiichi Sankyo Co. Ltd.	22,800	1,862,000
Daikin Industries Ltd.	10,000	1,608,062
Daito Trust Construction Co. Ltd.	2,600	238,888
Daiwa House Industry Co. Ltd.	22,300	525,960
Daiwa House REIT Investment Corp. (REIT)	82	193,126
Daiwa Securities Group, Inc.	59,700	249,053
Denso Corp.	17,100	667,095
Dentsu Group, Inc. (x)	8,586	203,662
Disco Corp.	1,200	290,549
East Japan Railway Co.	12,137	841,092

Eisai Co. Ltd.	10,000	792,657
Electric Power Development Co. Ltd.	5,400	102,380
ENEOS Holdings, Inc.	121,533	430,615
FamilyMart Co. Ltd.	10,800	185,338
FANUC Corp.	25,218	4,506,272
Fast Retailing Co. Ltd.	2,300	1,316,880
Fuji Electric Co. Ltd.	5,600	153,055
FUJIFILM Holdings Corp.	14,300	611,878
Fujitsu Ltd.	7,800	913,022
Fukuoka Financial Group, Inc.	6,100	96,271
GLP J-Reit (REIT)	149	216,364
GMO Payment Gateway, Inc.	1,500	156,313
Hakuhodo DY Holdings, Inc.	10,000	118,840
Hamamatsu Photonics KK	5,800	251,158
Hankyu Hanshin Holdings, Inc.	9,100	307,586
Hikari Tsushin, Inc.	800	182,192
Hino Motors Ltd.	12,300	83,093
Hirose Electric Co. Ltd.	1,449	158,837
Hisamitsu Pharmaceutical Co., Inc.	2,200	118,552
Hitachi Construction Machinery Co. Ltd.	4,900	135,530
Hitachi Ltd.	38,840	1,226,157
Hitachi Metals Ltd.	8,100	96,436
Honda Motor Co. Ltd.	65,500	1,674,557
Hoshizaki Corp.	2,200	188,514
Hoya Corp.	15,200	1,455,628
Hulic Co. Ltd. (x)	12,300	116,499
Idemitsu Kosan Co. Ltd.	8,439	179,040
Iida Group Holdings Co. Ltd.	5,600	85,764
Inpex Corp. (x)	39,500	244,543
Isetan Mitsukoshi Holdings Ltd.	15,700	90,021
Isuzu Motors Ltd.	23,300	210,407
Ito En Ltd.	2,200	124,024
ITOCHU Corp.	54,100	1,165,051
Itochu Techno-Solutions Corp.	3,800	142,414
Japan Airlines Co. Ltd.	4,688	84,503
Japan Airport Terminal Co. Ltd. (x)	2,200	93,701
Japan Exchange Group, Inc.	20,500	473,557
Japan Post Bank Co. Ltd.	17,400	129,390
Japan Post Holdings Co. Ltd.	65,100	462,924
Japan Post Insurance Co. Ltd.	9,400	123,240
Japan Prime Realty Investment Corp. (REIT) (x)	32	94,313
Japan Real Estate Investment Corp. (REIT)	52	266,713
Japan Retail Fund Investment Corp. (REIT)	110	137,355
Japan Tobacco, Inc. (x)	48,200	894,295
JFE Holdings, Inc.	20,200	144,683
JGC Holdings Corp.	9,200	96,837
JSR Corp.	7,700	148,596
JTEKT Corp.	8,600	66,826
Kajima Corp.	19,000	226,304
Kakaku.com, Inc.	5,800	146,870
Kamigumi Co. Ltd.	3,600	70,604
Kansai Electric Power Co., Inc. (The)	27,700	268,400
Kansai Paint Co. Ltd.	7,300	153,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Kao Corp.	19,400	$1,535,845
Kawasaki Heavy Industries Ltd.	6,200	89,206
KDDI Corp.	66,200	1,984,865
Keihan Holdings Co. Ltd.	4,000	178,166
Keikyu Corp.	9,499	145,403
Keio Corp.	4,300	245,593
Keisei Electric Railway Co. Ltd.	5,399	169,024
Keyence Corp.	26,472	11,052,649
Kikkoman Corp.	5,800	279,309
Kintetsu Group Holdings Co. Ltd.	6,800	305,421
Kirin Holdings Co. Ltd. (x)	32,700	689,608
Kobayashi Pharmaceutical Co. Ltd.	2,100	184,491
Kobe Bussan Co. Ltd.	2,500	140,933
Koito Manufacturing Co. Ltd.	4,100	165,045
Komatsu Ltd.	34,700	709,433
Konami Holdings Corp.	3,600	119,921
Kose Corp.	1,400	168,318
Kubota Corp. (x)	41,400	617,416
Kuraray Co. Ltd. (x)	13,300	138,796
Kurita Water Industries Ltd.	3,900	108,206
Kyocera Corp.	12,900	701,909
Kyowa Kirin Co. Ltd. (x)	10,300	270,245
Kyushu Electric Power Co., Inc.	14,800	124,162
Kyushu Railway Co.	5,900	153,071
Lasertec Corp.	3,100	292,314
Lawson, Inc.	2,000	100,281
LINE Corp.*	2,600	130,734
Lion Corp.	9,600	230,159
LIXIL Group Corp.	10,900	152,329
M3, Inc.	17,600	748,463
Makita Corp.	8,900	323,221
Marubeni Corp.	66,300	299,899
Marui Group Co. Ltd.	7,500	135,442
Maruichi Steel Tube Ltd.	2,300	57,130
Mazda Motor Corp.	22,060	132,268
McDonald’s Holdings Co. Japan Ltd. (x)	2,710	146,196
Mebuki Financial Group, Inc.	36,300	84,149
Medipal Holdings Corp.	7,800	150,160
Meiji Holdings Co. Ltd.	4,444	353,398
Mercari, Inc.*	3,000	92,708
Minebea Mitsumi, Inc.	67,800	1,229,275
MISUMI Group, Inc.	11,200	279,822
Mitsubishi Chemical Holdings Corp.	52,500	305,552
Mitsubishi Corp.	54,300	1,143,178
Mitsubishi Electric Corp.	73,300	951,825
Mitsubishi Estate Co. Ltd.	47,400	704,862
Mitsubishi Gas Chemical Co., Inc.	5,600	84,713
Mitsubishi Heavy Industries Ltd.	13,100	309,036
Mitsubishi Materials Corp.	4,200	88,638
Mitsubishi Motors Corp.	27,800	68,614
Mitsubishi UFJ Financial Group, Inc.	491,100	1,920,778
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,400	82,355
Mitsui & Co. Ltd.	66,500	983,335
Mitsui Chemicals, Inc.	8,100	168,831
Mitsui Fudosan Co. Ltd.	36,900	653,836
Miura Co. Ltd.	3,600	149,690

Mizuho Financial Group, Inc.	969,244	1,188,562
MonotaRO Co. Ltd.	4,800	192,255
MS&AD Insurance Group Holdings, Inc.	17,407	478,041
Murata Manufacturing Co. Ltd.	149,509	8,760,356
Nabtesco Corp. (x)	4,800	147,860
Nagoya Railroad Co. Ltd. (x)	7,100	200,420
NEC Corp.	9,900	474,773
Nexon Co. Ltd.	19,000	429,129
NGK Insulators Ltd.	10,300	142,221
NGK Spark Plug Co. Ltd.	6,000	85,963
NH Foods Ltd.	3,200	128,387
Nidec Corp.	129,512	8,647,113
Nihon M&A Center, Inc.	6,100	275,546
Nikon Corp.	12,300	102,926
Nintendo Co. Ltd.	4,500	2,002,342
Nippon Building Fund, Inc. (REIT) (x)	52	295,998
Nippon Express Co. Ltd.	3,200	165,631
Nippon Paint Holdings Co. Ltd.	5,800	420,941
Nippon Prologis REIT, Inc. (REIT)	74	224,900
Nippon Shinyaku Co. Ltd.	1,900	154,498
Nippon Steel Corp.	33,791	317,795
Nippon Telegraph & Telephone Corp.	51,736	1,204,424
Nippon Yusen KK	5,700	80,200
Nissan Chemical Corp.	4,700	240,745
Nissan Motor Co. Ltd.	95,200	352,615
Nisshin Seifun Group, Inc.	8,180	122,043
Nissin Foods Holdings Co. Ltd.	2,700	238,982
Nitori Holdings Co. Ltd.	3,300	646,323
Nitto Denko Corp.	6,400	362,147
Nomura Holdings, Inc.	129,800	580,894
Nomura Real Estate Holdings, Inc.	4,500	83,537
Nomura Real Estate Master Fund, Inc. (REIT)	167	200,579
Nomura Research Institute Ltd.	12,654	345,282
NSK Ltd.	13,700	101,597
NTT Data Corp.	25,100	279,280
NTT DOCOMO, Inc.	46,800	1,248,458
Obayashi Corp.	25,100	234,723
Obic Co. Ltd.	2,700	474,788
Odakyu Electric Railway Co. Ltd.	12,000	294,953
Oji Holdings Corp.	37,000	171,885
Olympus Corp.	46,700	899,453
Omron Corp.	72,800	4,877,366
Ono Pharmaceutical Co. Ltd.	15,400	447,945
Oracle Corp. (Turquoise Stock Exchange)	1,400	165,194
Oriental Land Co. Ltd.	8,000	1,056,336
ORIX Corp.	53,200	655,973
Orix JREIT, Inc. (REIT)	112	146,985
Osaka Gas Co. Ltd.	15,500	305,766
Otsuka Corp.	4,100	215,953
Otsuka Holdings Co. Ltd.	15,700	684,268
Pan Pacific International Holdings Corp.	17,000	372,823
Panasonic Corp.	88,300	769,730
Park24 Co. Ltd.	4,200	71,874
PeptiDream, Inc.*	4,000	183,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Persol Holdings Co. Ltd.	6,900	$94,777
Pigeon Corp. (x)	4,900	189,445
Pola Orbis Holdings, Inc. (x)	4,000	69,582
Rakuten, Inc.	33,400	293,717
Recruit Holdings Co. Ltd.	51,100	1,746,808
Renesas Electronics Corp.*	32,200	164,764
Resona Holdings, Inc.	85,505	291,769
Ricoh Co. Ltd.	27,100	193,384
Rinnai Corp.	1,400	116,563
Rohm Co. Ltd.	3,400	225,322
Ryohin Keikaku Co. Ltd.	10,000	141,523
Santen Pharmaceutical Co. Ltd.	15,000	275,737
SBI Holdings, Inc.	8,960	193,591
SCSK Corp.	2,100	102,041
Secom Co. Ltd.	8,400	733,909
Sega Sammy Holdings, Inc.	6,600	78,960
Seibu Holdings, Inc.	8,800	95,553
Seiko Epson Corp.	10,600	121,290
Sekisui Chemical Co. Ltd.	13,900	198,816
Sekisui House Ltd.	24,600	468,330
Seven & i Holdings Co. Ltd.	30,300	988,809
Seven Bank Ltd.	23,200	63,461
SG Holdings Co. Ltd.	6,000	195,763
Sharp Corp.	8,199	87,208
Shimadzu Corp.	8,500	226,112
Shimamura Co. Ltd.	800	54,151
Shimano, Inc.	2,900	557,760
Shimizu Corp.	23,100	189,633
Shin-Etsu Chemical Co. Ltd.	14,200	1,659,959
Shinsei Bank Ltd.	7,200	86,703
Shionogi & Co. Ltd.	10,600	663,554
Shiseido Co. Ltd.	16,000	1,014,401
Shizuoka Bank Ltd. (The)	17,300	111,197
Showa Denko KK (x)	5,900	132,277
SMC Corp.	2,300	1,173,921
Softbank Corp.	78,100	994,083
SoftBank Group Corp.	63,000	3,174,430
Sohgo Security Services Co. Ltd.	2,800	130,337
Sompo Holdings, Inc.	13,281	456,730
Sony Corp.	51,200	3,506,244
Sony Financial Holdings, Inc.	6,200	149,221
Square Enix Holdings Co. Ltd.	3,800	191,653
Stanley Electric Co. Ltd.	5,800	139,673
Subaru Corp.	24,200	503,265
SUMCO Corp. (x)	9,500	145,437
Sumitomo Chemical Co. Ltd.	59,900	179,004
Sumitomo Corp.	47,400	542,809
Sumitomo Dainippon Pharma Co. Ltd.	6,000	82,944
Sumitomo Electric Industries Ltd.	30,400	349,665
Sumitomo Heavy Industries Ltd.	4,800	104,463
Sumitomo Metal Mining Co. Ltd.	9,200	256,880
Sumitomo Mitsui Financial Group, Inc.	52,407	1,473,850
Sumitomo Mitsui Trust Holdings, Inc.	13,602	381,746
Sumitomo Realty & Development Co. Ltd.	12,400	340,968
Sumitomo Rubber Industries Ltd.	6,800	66,979
Sundrug Co. Ltd.	2,500	82,602
Suntory Beverage & Food Ltd.	5,700	222,267

Suzuken Co. Ltd.	2,810	104,737
Suzuki Motor Corp.	14,600	495,380
Sysmex Corp.	6,700	514,605
T&D Holdings, Inc.	22,300	190,643
Taiheiyo Cement Corp.	4,500	104,062
Taisei Corp.	7,900	287,285
Taisho Pharmaceutical Holdings Co. Ltd.	1,600	97,921
Taiyo Nippon Sanso Corp.	4,800	80,182
Takeda Pharmaceutical Co. Ltd.	139,816	4,990,125
TDK Corp.	73,400	7,276,468
Teijin Ltd.	6,700	106,488
Terumo Corp.	25,900	980,521
THK Co. Ltd.	4,900	121,189
TIS, Inc.	9,200	195,674
Tobu Railway Co. Ltd.	8,100	267,704
Toho Co. Ltd.	4,900	176,934
Toho Gas Co. Ltd.	3,000	149,952
Tohoku Electric Power Co., Inc.	18,100	172,132
Tokio Marine Holdings, Inc.	25,700	1,119,646
Tokyo Century Corp.	1,900	97,161
Tokyo Electric Power Co. Holdings, Inc.*	58,100	178,312
Tokyo Electron Ltd.	6,000	1,472,473
Tokyo Gas Co. Ltd.	15,100	361,144
Tokyu Corp.	19,800	278,533
Tokyu Fudosan Holdings Corp.	23,000	107,626
Toppan Printing Co. Ltd.	10,500	175,040
Toray Industries, Inc.	56,400	265,650
Toshiba Corp.	15,500	493,956
Tosoh Corp.	10,500	143,192
TOTO Ltd.	5,500	210,788
Toyo Suisan Kaisha Ltd.	3,400	189,814
Toyoda Gosei Co. Ltd.	2,600	54,089
Toyota Industries Corp.	6,000	317,675
Toyota Motor Corp.	85,174	5,343,104
Toyota Tsusho Corp.	8,600	217,795
Trend Micro, Inc.	5,300	295,992
Tsuruha Holdings, Inc.	1,400	192,709
Unicharm Corp.	16,300	667,820
United Urban Investment Corp. (REIT)	119	127,954
USS Co. Ltd.	9,000	143,784
Welcia Holdings Co. Ltd.	2,000	161,247
West Japan Railway Co.	6,600	370,081
Yakult Honsha Co. Ltd.	4,900	288,408
Yamada Denki Co. Ltd.	29,900	148,321
Yamaha Corp.	5,500	258,761
Yamaha Motor Co. Ltd.	12,100	189,582
Yamato Holdings Co. Ltd.	12,100	261,545
Yamazaki Baking Co. Ltd.	4,300	73,878
Yaskawa Electric Corp.	9,900	342,309
Yokogawa Electric Corp.	9,800	152,832
Yokohama Rubber Co. Ltd. (The) (x)	5,000	70,263
Z Holdings Corp.	104,500	509,981
ZOZO, Inc.	5,100	113,368

		177,651,818

Jordan (0.0%)
Hikma Pharmaceuticals plc	5,950	163,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Luxembourg (0.0%)
ArcelorMittal SA (x)*	29,533	$310,101
Eurofins Scientific SE (x)*	543	340,409
SES SA (FDR)	15,575	106,259
Tenaris SA	20,199	130,213

		886,982

Macau (0.1%)
Galaxy Entertainment Group Ltd.	86,000	583,928
Sands China Ltd.	96,387	377,184
SJM Holdings Ltd.	76,000	84,963
Wynn Macau Ltd.	58,000	100,761

		1,146,836

Malta (0.0%)
BGP Holdings plc (r)*	796,081	—

Mexico (0.3%)
Grupo Aeroportuario del Centro Norte SAB de CV*	235,322	1,093,757
Grupo Financiero Banorte SAB de CV, Class O*	630,419	2,181,349
Wal-Mart de Mexico SAB de CV	1,274,666	3,048,506

		6,323,612

Netherlands (1.4%)
ABN AMRO Bank NV (CVA) (m)	17,043	146,495
Adyen NV (m)*	719	1,047,504
Aegon NV	72,867	216,731
Akzo Nobel NV	8,020	717,506
Altice Europe NV, Class A*	23,833	91,762
ASML Holding NV	20,813	7,629,596
ASML Holding NV (Registered) (NYRS)	4,462	1,642,150
EXOR NV	4,271	243,518
Heineken Holding NV	4,679	382,537
Heineken NV	10,415	959,137
ING Groep NV	156,571	1,087,672
Just Eat Takeaway.com NV (m)*	4,906	510,490
Koninklijke Ahold Delhaize NV	44,227	1,204,359
Koninklijke DSM NV	6,921	956,641
Koninklijke KPN NV	145,138	384,410
Koninklijke Philips NV*	36,030	1,677,796
Koninklijke Vopak NV	2,793	147,604
NN Group NV	11,733	393,467
Randstad NV*	5,089	226,416
Royal Dutch Shell plc, Class A	165,376	2,631,512
Royal Dutch Shell plc, Class B	149,632	2,264,250
uniQure NV*	30,126	1,357,478
Wolters Kluwer NV	10,936	853,121

		26,772,152

New Zealand (0.1%)
a2 Milk Co. Ltd.*	29,207	382,475
Auckland International Airport Ltd.	50,232	212,523
Fisher & Paykel Healthcare Corp. Ltd.	23,743	549,059
Mercury NZ Ltd.	24,181	73,256
Meridian Energy Ltd.	54,438	168,884
Ryman Healthcare Ltd.	15,863	134,562

Spark New Zealand Ltd.	67,721	200,533

		1,721,292

Norway (0.1%)
DNB ASA	38,097	504,074
Equinor ASA	39,927	567,812
Gjensidige Forsikring ASA*	8,270	152,331
Mowi ASA	17,705	336,507
Norsk Hydro ASA*	51,365	142,078
Orkla ASA	29,390	257,615
Schibsted ASA, Class B*	3,916	92,777
Telenor ASA	29,316	427,090
Yara International ASA	7,155	248,589

		2,728,873

Peru (0.2%)
Cia de Minas Buenaventura SAA (ADR)	156,861	1,433,709
Credicorp Ltd.	12,961	1,732,497

		3,166,206

Philippines (0.1%)
Jollibee Foods Corp.	340,720	961,320

Poland (0.3%)
LPP SA*	1,289	1,960,686
PLAY Communications SA (m)	248,604	1,906,640
Santander Bank Polska SA*	33,087	1,465,808

		5,333,134

Portugal (0.2%)
EDP – Energias de Portugal SA	102,690	489,740
Galp Energia SGPS SA	19,538	225,694
Jeronimo Martins SGPS SA*	134,516	2,353,506

		3,068,940

Russia (0.9%)
Evraz plc	21,679	77,291
LUKOIL PJSC (ADR)	43,791	3,250,168
Novatek PJSC (GDR) (m)	22,224	3,155,111
Novolipetsk Steel PJSC (GDR) (m)	77,985	1,547,559
TCS Group Holding plc (GDR) (m)	96,532	1,956,756
X5 Retail Group NV (GDR) (m)	96,715	3,419,113
Yandex NV, Class A*	75,457	3,774,359

		17,180,357

Singapore (0.3%)
Ascendas REIT (REIT)	115,923	264,294
CapitaLand Commercial Trust (REIT)	100,013	121,581
CapitaLand Ltd.*	98,600	207,094
CapitaLand Mall Trust (REIT)	105,400	148,619
City Developments Ltd.	20,300	123,003
DBS Group Holdings Ltd.	72,200	1,080,005
Genting Singapore Ltd.	235,557	128,801
Jardine Cycle & Carriage Ltd.	4,533	65,727
Keppel Corp. Ltd.	60,500	259,141
Mapletree Commercial Trust (REIT)	85,300	118,430
Mapletree Logistics Trust (REIT)	109,400	152,643

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Oversea-Chinese Banking Corp. Ltd.	133,178	$861,820
Singapore Airlines Ltd.	53,750	144,975
Singapore Exchange Ltd.	31,500	189,034
Singapore Technologies Engineering Ltd.	63,200	149,978
Singapore Telecommunications Ltd.	337,400	596,676
Suntec REIT (REIT)	74,500	75,590
United Overseas Bank Ltd.	46,767	680,297
UOL Group Ltd.	20,143	98,451
Venture Corp. Ltd.	12,000	139,614

		5,605,773

South Africa (0.4%)
Anglo American plc	49,351	1,140,747
Bidvest Group Ltd. (The)	216,972	1,775,058
Capitec Bank Holdings Ltd.	47,083	2,328,810
Clicks Group Ltd.	154,925	1,877,255

		7,121,870

South Korea (1.1%)
Hotel Shilla Co. Ltd.	13,500	806,483
Kakao Corp.	7,645	1,716,536
NCSoft Corp.	4,173	3,112,987
Samsung Biologics Co. Ltd. (m)*	2,436	1,581,234
Samsung Electronics Co. Ltd.	266,827	11,828,209
SK Hynix, Inc.	16,217	1,160,106

		20,205,555

Spain (0.9%)
ACS Actividades de Construccion y Servicios SA	9,894	248,930
Aena SME SA (m)*	2,817	375,021
Amadeus IT Group SA	17,328	901,625
Banco Bilbao Vizcaya Argentaria SA	267,912	920,244
Banco Santander SA	667,708	1,628,212
Bankinter SA	28,719	136,727
CaixaBank SA	143,350	305,497
Cellnex Telecom SA (m)(x)	10,041	611,126
Enagas SA (x)	9,698	236,728
Endesa SA (x)	12,528	308,343
Ferrovial SA	19,472	517,732
Grifols SA	11,736	356,008
Iberdrola SA	233,372	2,702,998
Industria de Diseno Textil SA	196,335	5,190,954
Mapfre SA (x)	51,188	90,980
Naturgy Energy Group SA	11,750	218,403
Red Electrica Corp. SA (x)	17,001	316,899
Repsol SA	56,079	489,425
Siemens Gamesa Renewable Energy SA	9,441	167,092
Telefonica SA	187,531	897,428

		16,620,372

Sweden (1.3%)
Alfa Laval AB (x)*	12,685	277,854
Assa Abloy AB, Class B	227,018	4,609,419
Atlas Copco AB, Class A	143,729	6,077,737
Atlas Copco AB, Class B	15,828	584,485
Boliden AB	11,470	260,517

Electrolux AB	9,140	152,581
Epiroc AB, Class A (x)	25,780	320,766
Epiroc AB, Class B	14,888	181,834
EQT AB (x)	9,716	173,965
Essity AB, Class B*	24,254	783,022
Evolution Gaming Group AB (m)	5,192	309,222
Hennes & Mauritz AB, Class B	32,279	466,744
Hexagon AB, Class B (x)*	11,131	648,787
Husqvarna AB, Class B (x)	17,218	140,796
ICA Gruppen AB	3,796	179,877
Industrivarden AB, Class C*	6,024	136,289
Investment AB Latour, Class B	6,050	109,581
Investor AB, Class B	18,301	964,316
Kinnevik AB, Class B	9,984	262,227
L E Lundbergforetagen AB, Class B*	3,262	147,830
Lundin Energy AB	7,676	184,708
Nibe Industrier AB, Class B*	12,798	282,447
Sandvik AB*	45,095	841,097
Securitas AB, Class B*	11,640	156,629
Skandinaviska Enskilda Banken AB, Class A*	67,276	581,852
Skanska AB, Class B (x)*	13,283	269,744
SKF AB, Class B	14,718	273,075
Svenska Cellulosa AB SCA, Class B (x)*	24,968	296,498
Svenska Handelsbanken AB, Class A*	62,485	592,330
Swedbank AB, Class A*	37,742	483,044
Swedish Match AB	6,908	485,044
Tele2 AB, Class B	19,471	257,892
Telefonaktiebolaget LM Ericsson, Class B	117,275	1,082,969
Telia Co. AB	104,287	389,101
Volvo AB, Class B*	59,713	933,403

		23,897,682

Switzerland (3.0%)
ABB Ltd. (Registered)	74,048	1,664,418
Adecco Group AG (Registered)	6,065	284,168
Alcon, Inc. (x)*	19,692	1,128,277
Baloise Holding AG (Registered)	1,925	288,289
Banque Cantonale Vaudoise (Registered) (x)	1,183	114,896
Barry Callebaut AG (Registered)	126	240,141
Chocoladefabriken Lindt & Spruengli AG (x)	42	345,478
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	343,409
Cie Financiere Richemont SA (Registered)	20,974	1,335,603
Clariant AG (Registered) (x)*	8,738	171,379
Coca-Cola HBC AG	7,696	193,152
Credit Suisse Group AG (Registered)	97,564	1,006,696
EMS-Chemie Holding AG (Registered) (x)	343	265,388
Geberit AG (Registered)	1,477	738,433
Givaudan SA (Registered)	371	1,379,961
Julius Baer Group Ltd.*	9,191	383,954
Kuehne + Nagel International AG (Registered)*	2,148	356,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

LafargeHolcim Ltd. (Registered)*	20,955	$916,530
Logitech International SA (Registered)	6,744	439,737
Lonza Group AG (Registered)	2,992	1,577,664
Nestle SA (Registered)	119,574	13,209,960
Novartis AG (Registered)	86,316	7,500,054
Pargesa Holding SA	1,598	121,463
Partners Group Holding AG	753	681,880
Roche Holding AG	28,229	9,773,770
Schindler Holding AG	1,571	369,356
Schindler Holding AG (Registered)	776	182,599
SGS SA (Registered)	239	583,187
Sika AG (Registered)	5,697	1,095,021
Sonova Holding AG (Registered)*	2,188	436,292
STMicroelectronics NV	25,341	687,456
Straumann Holding AG (Registered)	411	352,504
Swatch Group AG (The)	1,151	229,335
Swatch Group AG (The) (Registered)	2,439	95,242
Swiss Life Holding AG (Registered)	1,282	474,110
Swiss Prime Site AG (Registered)	3,081	284,599
Swiss Re AG	11,835	911,086
Swisscom AG (Registered)	1,026	536,616
Temenos AG (Registered) (x)	2,652	411,182
UBS Group AG (Registered)	147,302	1,692,286
Vifor Pharma AG	1,822	273,783
Zur Rose Group AG*	2,909	792,812
Zurich Insurance Group AG	6,011	2,116,880

		55,985,481

Taiwan (1.6%)
ASE Technology Holding Co. Ltd.	729,282	1,665,546
CTBC Financial Holding Co. Ltd.	2,071,000	1,425,188
Delta Electronics, Inc.	164,000	935,820
Eclat Textile Co. Ltd.	67,000	773,779
Largan Precision Co. Ltd.	5,000	689,993
MediaTek, Inc.	183,000	3,580,545
Mega Financial Holding Co. Ltd.	1,708,000	1,785,846
Nanya Technology Corp.	435,000	895,878
President Chain Store Corp.	97,000	974,233
Taiwan Semiconductor Manufacturing Co. Ltd.	1,536,133	16,255,422
Vanguard International Semiconductor Corp.	565,000	1,487,037

		30,469,287

Thailand (0.1%)
Central Retail Corp. PCL*	41,300	43,428
CP ALL PCL*	680,000	1,491,179
Muangthai Capital PCL*	587,100	991,711

		2,526,318

Turkey (0.2%)
Akbank T.A.S.*	3,180,304	2,819,958
Migros Ticaret A/S*	154,410	867,100

		3,687,058

United Kingdom (4.3%)
3i Group plc	38,034	391,723
Admiral Group plc	7,898	224,766
Ashtead Group plc	18,306	615,379
Associated British Foods plc	14,939	354,012
AstraZeneca plc	52,723	5,496,195
Auto Trader Group plc (m)	36,645	238,764
Avast plc (m)	233,651	1,528,235
AVEVA Group plc	2,690	136,184
Aviva plc	155,978	527,850
BAE Systems plc	128,218	766,921
Barclays plc	695,445	983,895
Barratt Developments plc	43,695	268,029
Berkeley Group Holdings plc	4,866	250,773
BP plc	813,767	3,092,657
British American Tobacco plc	92,167	3,541,188
British Land Co. plc (The) (REIT)	35,122	167,938
BT Group plc	348,235	491,497
Bunzl plc	13,789	369,694
Burberry Group plc	16,566	327,819
CK Hutchison Holdings Ltd.	107,764	690,824
CNH Industrial NV*	40,798	285,008
Coca-Cola European Partners plc	8,475	320,016
Compass Group plc	71,670	985,973
Croda International plc	5,362	348,876
DCC plc	3,859	321,388
Diageo plc	93,897	3,116,811
Direct Line Insurance Group plc	59,068	198,080
Experian plc	36,494	1,272,878
Farfetch Ltd., Class A (x)*	91,288	1,576,544
Fiat Chrysler Automobiles NV*	43,431	435,664
GlaxoSmithKline plc	201,557	4,083,935
GVC Holdings plc	23,970	219,623
Halma plc	15,187	432,806
Hargreaves Lansdown plc	13,725	276,559
HSBC Holdings plc	816,193	3,820,324
Imperial Brands plc	37,740	718,688
Informa plc	59,609	346,825
InterContinental Hotels Group plc	7,019	311,106
Intertek Group plc	6,485	436,552
ITV plc	154,079	142,378
J Sainsbury plc	74,891	193,497
JD Sports Fashion plc	18,233	140,390
Johnson Matthey plc	7,748	201,113
Kingfisher plc	84,138	229,874
Land Securities Group plc (REIT)	27,818	190,357
Legal & General Group plc	239,142	653,044
Linde plc	12,310	2,611,074
Lloyds Banking Group plc	2,824,032	1,089,421
London Stock Exchange Group plc	12,647	1,308,254
M&G plc	106,706	221,190
Melrose Industries plc	192,725	271,636
Mondi plc (Johannesburg Stock Exchange)	149,585	2,794,615
Mondi plc (London Stock Exchange)	19,483	364,056
National Grid plc	140,961	1,726,098
Next plc	5,258	318,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Ocado Group plc*	18,764	$471,051
Pearson plc	29,605	211,620
Persimmon plc	12,947	366,135
Prudential plc	354,018	5,331,391
Reckitt Benckiser Group plc	28,517	2,624,376
RELX plc (London Stock Exchange)	35,913	831,216
RELX plc (Turquoise Stock Exchange)	41,772	965,482
Rentokil Initial plc	74,132	467,484
Rolls-Royce Holdings plc*	79,556	280,814
Royal Bank of Scotland Group plc	194,888	293,125
RSA Insurance Group plc	40,131	203,434
Sage Group plc (The)	43,462	361,421
Schroders plc	4,712	171,956
Segro plc (REIT)	45,850	507,901
Severn Trent plc	9,972	305,955
Smith & Nephew plc	35,045	652,879
Smiths Group plc	15,471	270,201
Spirax-Sarco Engineering plc	2,902	358,287
SSE plc	41,218	695,923
St James’s Place plc	20,641	243,315
Standard Chartered plc	107,252	583,915
Standard Life Aberdeen plc	97,284	321,977
Taylor Wimpey plc	139,661	246,389
TechnipFMC plc	10,487	71,731
Tesco plc	393,498	1,111,061
Unilever NV	58,691	3,112,699
Unilever plc	69,868	3,767,110
United Utilities Group plc	28,581	321,947
Vodafone Group plc	1,075,653	1,715,193
Whitbread plc	7,873	216,468
Wm Morrison Supermarkets plc	100,756	237,692
WPP plc	49,633	387,328

		80,134,864

United States (41.7%)
3M Co.	13,531	2,110,701
A O Smith Corp.	3,005	141,596
Abbott Laboratories	41,453	3,790,048
AbbVie, Inc.	41,326	4,057,387
ABIOMED, Inc.*	1,095	264,508
Accenture plc, Class A	14,938	3,207,487
Activision Blizzard, Inc.	18,175	1,379,483
Adobe, Inc.*	47,076	20,492,654
Advance Auto Parts, Inc.	1,687	240,313
Advanced Micro Devices, Inc.*	27,625	1,453,351
AES Corp. (The)	16,399	237,622
Aflac, Inc.	16,639	599,503
Agilent Technologies, Inc.	61,581	5,441,913
Air Products and Chemicals, Inc.	5,220	1,260,421
Akamai Technologies, Inc.*	3,884	415,938
Alaska Air Group, Inc.	2,906	105,372
Albemarle Corp. (x)	2,534	195,650
Alexandria Real Estate Equities, Inc. (REIT)	2,976	482,856
Alexion Pharmaceuticals, Inc.*	5,163	579,495
Align Technology, Inc.*	1,641	450,356
Allegion plc	2,139	218,649
Alliant Energy Corp.	5,923	283,356
Allstate Corp. (The)	7,365	714,331

Alphabet, Inc., Class C*	6,857	9,693,124
Alphabet, Inc., Class A*	24,997	35,446,996
Altria Group, Inc.	43,587	1,710,790
Amazon.com, Inc.*	11,372	31,373,301
Amcor plc	37,078	378,566
Ameren Corp.	5,931	417,305
American Airlines Group, Inc. (x)	8,501	111,108
American Electric Power Co., Inc.	11,748	935,611
American Express Co.	15,482	1,473,886
American International Group, Inc.	20,298	632,892
American Tower Corp. (REIT)	10,404	2,689,850
American Water Works Co., Inc.	4,158	534,968
Ameriprise Financial, Inc. (x)	2,809	421,462
AmerisourceBergen Corp.	3,533	356,020
AMETEK, Inc.	5,476	489,390
Amgen, Inc.	13,783	3,250,858
Amphenol Corp., Class A	6,918	662,814
Analog Devices, Inc.	11,181	1,371,238
ANSYS, Inc.*	2,040	595,129
Anthem, Inc.	23,368	6,145,317
Aon plc, Class A	5,365	1,033,299
Apache Corp.	8,843	119,381
Apartment Investment and Management Co. (REIT), Class A	3,191	120,109
Apple, Inc.	95,525	34,847,520
Applied Materials, Inc.	21,553	1,302,879
Aptiv plc	5,845	455,442
Archer-Daniels-Midland Co.	12,968	517,423
Arista Networks, Inc.*	1,276	267,998
Arthur J Gallagher & Co.	4,536	442,215
Assurant, Inc.	1,436	148,324
AT&T, Inc.	166,996	5,048,289
Atmos Energy Corp.	2,940	292,765
Autodesk, Inc.*	5,134	1,228,001
Automatic Data Processing, Inc.	10,096	1,503,193
AutoZone, Inc.*	540	609,185
AvalonBay Communities, Inc. (REIT)	3,363	520,054
Avantor, Inc.*	171,499	2,915,483
Avery Dennison Corp.	1,857	211,865
Baker Hughes Co.	15,277	235,113
Ball Corp.	7,577	526,526
Bank of America Corp.	183,171	4,350,311
Bank of New York Mellon Corp. (The)	18,894	730,253
Baxter International, Inc.	11,912	1,025,623
Becton Dickinson and Co.	6,955	1,664,123
Berkshire Hathaway, Inc., Class B*	45,539	8,129,167
Best Buy Co., Inc.	5,205	454,240
Biogen, Inc.*	3,825	1,023,379
Bio-Rad Laboratories, Inc., Class A*	501	226,197
BlackRock, Inc.‡	3,614	1,966,341
Blueprint Medicines Corp.*	19,444	1,516,632
Boeing Co. (The)	12,567	2,303,531
Booking Holdings, Inc.*	960	1,528,646
BorgWarner, Inc.	4,518	159,485
Boston Properties, Inc. (REIT)	3,474	313,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Boston Scientific Corp.*	74,240	$2,606,566
Bristol-Myers Squibb Co.	53,058	3,119,810
Broadcom, Inc.	9,367	2,956,319
Broadridge Financial Solutions, Inc.	2,743	346,139
Brown-Forman Corp., Class B	4,308	274,247
Cabot Oil & Gas Corp.	9,556	164,172
Cadence Design Systems, Inc.*	6,547	628,250
Campbell Soup Co.	3,880	192,564
Capital One Financial Corp.	10,618	664,581
Cardinal Health, Inc.	7,073	369,140
CarMax, Inc.*	3,741	335,007
Carnival Corp. (x)	11,118	182,558
Carrier Global Corp.	19,430	431,735
Caterpillar, Inc.	12,690	1,605,285
Cboe Global Markets, Inc.	2,617	244,114
CBRE Group, Inc., Class A*	8,060	364,473
CDW Corp.	3,343	388,390
Celanese Corp.	2,674	230,873
Centene Corp.*	63,140	4,012,547
CenterPoint Energy, Inc.	12,813	239,219
CenturyLink, Inc.	23,846	239,175
Cerner Corp.	7,044	482,866
CF Industries Holdings, Inc.	4,724	132,933
CH Robinson Worldwide, Inc.	3,198	252,834
Charles Schwab Corp. (The)	27,168	916,648
Charter Communications, Inc., Class A*	3,532	1,801,461
Chevron Corp.	43,759	3,904,616
Chipotle Mexican Grill, Inc.*	597	628,259
Chubb Ltd.	10,574	1,338,880
Church & Dwight Co., Inc.	5,880	454,524
Cigna Corp.	8,618	1,617,168
Cincinnati Financial Corp.	3,619	231,725
Cintas Corp.	2,011	535,650
Cisco Systems, Inc.	99,415	4,636,716
Citigroup, Inc.	48,761	2,491,687
Citizens Financial Group, Inc.	10,443	263,581
Citrix Systems, Inc.	2,684	396,990
Clorox Co. (The)	2,924	641,438
CME Group, Inc.	8,465	1,375,901
CMS Energy Corp.	6,787	396,497
Coca-Cola Co. (The)	90,618	4,048,812
Cognizant Technology Solutions Corp., Class A	12,776	725,932
Colgate-Palmolive Co.	49,986	3,661,974
Comcast Corp., Class A	106,762	4,161,583
Comerica, Inc.	3,093	117,843
Conagra Brands, Inc.	11,539	405,827
Concho Resources, Inc.	4,543	233,965
ConocoPhillips	25,114	1,055,290
Consolidated Edison, Inc.	7,970	573,282
Constellation Brands, Inc., Class A	3,908	683,705
Cooper Cos., Inc. (The)	1,118	317,110
Copart, Inc.*	4,852	404,026
Corning, Inc.	17,600	455,840
Corteva, Inc.	17,393	465,958
Costco Wholesale Corp.	10,369	3,143,984
Coty, Inc., Class A	7,684	34,347

Crown Castle International Corp. (REIT)	9,809	1,641,536
CSX Corp.	17,885	1,247,300
Cummins, Inc.	3,456	598,787
CVS Health Corp.	30,632	1,990,161
CyberArk Software Ltd.*	1,596	158,435
Danaher Corp.	14,749	2,608,066
Darden Restaurants, Inc.	3,147	238,448
DaVita, Inc.*	2,061	163,108
Deere & Co.	7,347	1,154,581
Delta Air Lines, Inc.	13,210	370,541
Dentsply Sirona, Inc.	5,138	226,380
Devon Energy Corp.	9,141	103,659
DexCom, Inc.*	2,174	881,340
Diamondback Energy, Inc.	3,508	146,705
Digital Realty Trust, Inc. (REIT) (x)	6,290	893,872
Discover Financial Services	7,115	356,390
Discovery, Inc., Class A (x)*	3,499	73,829
Discovery, Inc., Class C*	7,325	141,079
DISH Network Corp., Class A*	6,256	215,895
Dollar General Corp.	5,844	1,113,340
Dollar Tree, Inc.*	5,692	527,535
Dominion Energy, Inc.	19,674	1,597,135
Domino’s Pizza, Inc.	903	333,604
Dover Corp.	3,327	321,255
Dow, Inc.	17,301	705,189
DR Horton, Inc.	7,583	420,477
DTE Energy Co.	4,419	475,043
Duke Energy Corp.	17,246	1,377,783
Duke Realty Corp. (REIT)	8,904	315,113
DuPont de Nemours, Inc.	17,285	918,352
DXC Technology Co.	6,293	103,835
E*TRADE Financial Corp.	5,088	253,026
Eastman Chemical Co.	3,202	222,987
Eaton Corp. plc	9,376	820,212
eBay, Inc.	15,490	812,451
Ecolab, Inc.	5,762	1,146,350
Edison International	8,867	481,567
Edwards Lifesciences Corp.*	14,598	1,008,868
Electronic Arts, Inc.*	29,859	3,942,881
Eli Lilly and Co.	19,714	3,236,645
Emerson Electric Co.	13,926	863,830
Entergy Corp.	4,645	435,747
EOG Resources, Inc.	13,574	687,659
EPAM Systems, Inc.*	5,412	1,363,878
Equifax, Inc.	33,474	5,753,511
Equinix, Inc. (REIT)	2,075	1,457,273
Equity Residential (REIT)	8,322	489,500
Essex Property Trust, Inc. (REIT)	1,542	353,380
Estee Lauder Cos., Inc. (The), Class A	5,286	997,362
Everest Re Group Ltd.	988	203,726
Evergy, Inc.	5,317	315,245
Eversource Energy	7,880	656,168
Exelon Corp.	23,153	840,222
Expedia Group, Inc.	3,137	257,861
Expeditors International of Washington, Inc.	3,831	291,309
Extra Space Storage, Inc. (REIT)	2,998	276,925
Exxon Mobil Corp.	99,117	4,432,512
F5 Networks, Inc.*	1,499	209,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Facebook, Inc., Class A*	116,217	$26,389,394
Fastenal Co.	13,382	573,285
Federal Realty Investment Trust (REIT)	1,556	132,587
FedEx Corp.	5,601	785,372
Ferguson plc	9,035	739,108
Fidelity National Information Services, Inc.	44,597	5,980,012
Fifth Third Bancorp	16,445	317,060
First Republic Bank	4,007	424,702
FirstEnergy Corp.	12,607	488,899
Fiserv, Inc.*	13,149	1,283,605
FleetCor Technologies, Inc.*	1,952	490,987
FLIR Systems, Inc.	2,875	116,639
Flowserve Corp.	2,967	84,619
FMC Corp.	3,132	312,010
Ford Motor Co.	92,934	565,039
Fortinet, Inc.*	3,148	432,126
Fortive Corp.	6,895	466,516
Fortune Brands Home & Security, Inc.	3,114	199,078
Fox Corp., Class A	8,216	220,353
Fox Corp., Class B	3,724	99,952
Franklin Resources, Inc.	6,461	135,487
Freeport-McMoRan, Inc.	32,905	380,711
Gap, Inc. (The)	4,535	57,232
Garmin Ltd.	3,431	334,523
Gartner, Inc.*	2,123	257,584
General Dynamics Corp.	5,468	817,247
General Electric Co.	206,206	1,408,387
General Mills, Inc.	14,397	887,575
General Motors Co.	29,336	742,201
Genuine Parts Co.	3,254	282,968
Gilead Sciences, Inc.	29,275	2,252,419
Global Payments, Inc.	7,012	1,189,375
Globe Life, Inc.	2,335	173,327
Goldman Sachs Group, Inc. (The)	7,252	1,433,140
H&R Block, Inc.	4,419	63,103
Halliburton Co.	21,210	275,306
Hanesbrands, Inc. (x)	8,534	96,349
Hartford Financial Services Group, Inc. (The)	8,253	318,153
Hasbro, Inc.	3,139	235,268
HCA Healthcare, Inc.	6,173	599,151
Healthpeak Properties, Inc. (REIT)	12,615	347,669
Henry Schein, Inc.*	3,201	186,906
Hershey Co. (The)	3,460	448,485
Hess Corp.	6,232	322,880
Hewlett Packard Enterprise Co.	30,021	292,104
Hilton Worldwide Holdings, Inc.	6,477	475,736
HollyFrontier Corp.	3,503	102,288
Hologic, Inc.*	6,052	344,964
Home Depot, Inc. (The)	25,213	6,316,109
Honeywell International, Inc.	16,455	2,379,228
Hormel Foods Corp.	6,776	327,078
Host Hotels & Resorts, Inc. (REIT)	15,972	172,338
Howmet Aerospace, Inc.	8,428	133,584
HP, Inc.	33,288	580,210
Humana, Inc.	3,090	1,198,148
Huntington Bancshares, Inc.	23,708	214,202

Huntington Ingalls Industries, Inc.	979	170,826
IDEX Corp.	1,705	269,458
IDEXX Laboratories, Inc.*	1,980	653,717
IHS Markit Ltd.	9,316	703,358
Illinois Tool Works, Inc.	6,716	1,174,293
Illumina, Inc.*	7,748	2,869,472
Incyte Corp.*	24,801	2,578,560
Ingersoll Rand, Inc.*	7,757	218,127
Intel Corp.	126,968	7,596,495
Intercontinental Exchange, Inc.	12,799	1,172,388
International Business Machines Corp.	20,838	2,516,605
International Flavors & Fragrances, Inc. (x)	2,522	308,844
International Game Technology plc (x)	97,702	869,548
International Paper Co.	9,468	333,368
Interpublic Group of Cos., Inc. (The)	9,244	158,627
Intuit, Inc.	46,571	13,793,864
Intuitive Surgical, Inc.*	2,732	1,556,776
Invesco Ltd.	8,805	94,742
Ionis Pharmaceuticals, Inc.*	36,214	2,135,177
IPG Photonics Corp.*	807	129,435
IQVIA Holdings, Inc.*	10,659	1,512,299
Iron Mountain, Inc. (REIT)	6,382	166,570
J M Smucker Co. (The)	2,661	281,560
Jack Henry & Associates, Inc.	1,795	330,334
Jacobs Engineering Group, Inc.	2,983	252,958
James Hardie Industries plc (CHDI)	17,420	332,500
JB Hunt Transport Services, Inc.	1,918	230,812
Johnson & Johnson	61,749	8,683,762
Johnson Controls International plc	17,391	593,729
JPMorgan Chase & Co.	71,512	6,726,419
Juniper Networks, Inc.	7,723	176,548
Kansas City Southern	2,156	321,869
Kellogg Co.	5,787	382,289
KeyCorp	22,223	270,676
Keysight Technologies, Inc.*	4,346	437,990
Kimberly-Clark Corp.	7,998	1,130,517
Kimco Realty Corp. (REIT)	10,243	131,520
Kinder Morgan, Inc.	45,448	689,446
KLA Corp.	3,587	697,600
Kohl’s Corp.	3,600	74,772
Kraft Heinz Co. (The)	14,938	476,373
Kroger Co. (The)	18,153	614,479
L Brands, Inc.	4,883	73,099
L3Harris Technologies, Inc.	5,061	858,700
Laboratory Corp. of America Holdings*	2,335	387,867
Lam Research Corp.	3,385	1,094,912
Lamb Weston Holdings, Inc.	3,300	210,969
Las Vegas Sands Corp.	7,779	354,256
Leggett & Platt, Inc.	3,030	106,505
Leidos Holdings, Inc.	3,184	298,245
Lennar Corp., Class A	6,389	393,690
Lincoln National Corp.	4,304	158,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Live Nation Entertainment, Inc. (x)*	3,467	$153,692
LKQ Corp.*	6,920	181,304
Lockheed Martin Corp.	5,792	2,113,617
Loews Corp.	5,784	198,333
Lowe’s Cos., Inc.	17,707	2,392,570
LyondellBasell Industries NV, Class A	5,990	393,663
M&T Bank Corp.	2,982	310,039
MacroGenics, Inc.*	67,630	1,888,230
Marathon Oil Corp.	16,924	103,575
Marathon Petroleum Corp.	15,150	566,307
MarketAxess Holdings, Inc.	881	441,311
Marriott International, Inc., Class A	6,319	541,728
Marsh & McLennan Cos., Inc.	11,958	1,283,930
Martin Marietta Materials, Inc.	1,457	300,972
Masco Corp.	6,146	308,591
Mastercard, Inc., Class A	20,713	6,124,834
Maxim Integrated Products, Inc.	129,530	7,850,813
McCormick & Co., Inc. (Non-Voting)	2,952	529,618
McDonald’s Corp.	17,423	3,214,021
McKesson Corp.	3,768	578,087
Medtronic plc	31,465	2,885,341
Merck & Co., Inc.	59,161	4,574,920
MetLife, Inc.	18,238	666,052
Mettler-Toledo International, Inc.*	560	451,108
MGM Resorts International	11,250	189,000
Microchip Technology, Inc.	5,750	605,533
Micron Technology, Inc.*	26,187	1,349,154
Microsoft Corp.	194,445	39,571,503
Mid-America Apartment Communities, Inc. (REIT)	2,680	307,316
Mohawk Industries, Inc.*	1,494	152,029
Molson Coors Beverage Co., Class B	4,272	146,786
Mondelez International, Inc., Class A	33,248	1,699,970
Monster Beverage Corp.*	8,645	599,271
Moody’s Corp.	3,788	1,040,677
Morgan Stanley	28,066	1,355,588
Mosaic Co. (The)	8,428	105,434
Motorola Solutions, Inc.	3,994	559,679
MSCI, Inc.	1,976	659,628
Mylan NV*	12,457	200,309
Nasdaq, Inc.	2,697	322,211
National Oilwell Varco, Inc.	9,294	113,852
NetApp, Inc.	5,003	221,983
Netflix, Inc.*	10,307	4,690,097
Newell Brands, Inc.	9,048	143,682
Newmont Corp.	18,804	1,160,959
News Corp., Class A	10,047	119,157
News Corp., Class B	3,282	39,220
NextEra Energy, Inc.	11,478	2,756,671
Nielsen Holdings plc	8,462	125,745
NIKE, Inc., Class B	57,973	5,684,253
NiSource, Inc.	8,988	204,387
Noble Energy, Inc.	11,598	103,918
Norfolk Southern Corp.	5,982	1,050,260

Northern Trust Corp.	4,891	388,052
Northrop Grumman Corp.	3,601	1,107,091
NortonLifeLock, Inc.	12,483	247,538
Norwegian Cruise Line Holdings Ltd. (x)*	6,017	98,859
NRG Energy, Inc.	5,711	185,950
Nucor Corp.	6,805	281,795
NVIDIA Corp.	14,420	5,478,302
NVR, Inc.*	80	260,700
Occidental Petroleum Corp.	21,324	390,229
Old Dominion Freight Line, Inc.	2,235	379,034
Omnicom Group, Inc.	4,888	266,885
ONEOK, Inc.	9,781	324,925
Oracle Corp. (Tokyo Stock Exchange)	48,791	2,696,679
O’Reilly Automotive, Inc.*	1,722	726,116
Otis Worldwide Corp.	9,448	537,213
PACCAR, Inc.	8,036	601,495
Packaging Corp. of America	2,307	230,239
Parker-Hannifin Corp.	2,997	549,260
Paychex, Inc.	7,625	577,594
Paycom Software, Inc.*	1,144	354,331
PayPal Holdings, Inc.*	85,726	14,936,041
Pegasystems, Inc.	9,864	997,941
Pentair plc	3,919	148,883
People’s United Financial, Inc.	9,826	113,687
PepsiCo, Inc.	32,535	4,303,079
PerkinElmer, Inc.	2,721	266,903
Perrigo Co. plc	3,102	171,448
Pfizer, Inc.	130,221	4,258,227
Phathom Pharmaceuticals, Inc. (x)*	32,797	1,079,349
Philip Morris International, Inc.	36,546	2,560,413
Phillips 66	10,132	728,491
Pinnacle West Capital Corp.	2,793	204,699
Pioneer Natural Resources Co.	3,754	366,766
PNC Financial Services Group, Inc. (The)‡	9,944	1,046,208
PPG Industries, Inc.	5,639	598,072
PPL Corp.	18,018	465,585
Principal Financial Group, Inc.	6,215	258,171
Procter & Gamble Co. (The)	58,005	6,935,658
Progressive Corp. (The)	13,868	1,110,965
Prologis, Inc. (REIT)	17,413	1,625,155
Prudential Financial, Inc.	9,100	554,190
Public Service Enterprise Group, Inc.	11,800	580,088
Public Storage (REIT)	3,505	672,574
PulteGroup, Inc.	6,196	210,850
PVH Corp.	1,515	72,796
QIAGEN NV*	9,098	391,745
Qorvo, Inc.*	2,785	307,826
QUALCOMM, Inc.	26,403	2,408,218
Quanta Services, Inc.	3,368	132,127
Quest Diagnostics, Inc.	3,056	348,262
Ralph Lauren Corp.	1,143	82,890
Raymond James Financial, Inc.	2,711	186,598
Raytheon Technologies Corp.	34,518	2,126,999
Realty Income Corp. (REIT)	8,128	483,616
Regency Centers Corp. (REIT)	4,147	190,306
Regeneron Pharmaceuticals, Inc.*	2,384	1,486,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Regions Financial Corp.	22,211	$246,986
Republic Services, Inc.	4,854	398,271
ResMed, Inc.	3,355	644,160
Robert Half International, Inc.	2,515	132,867
Rockwell Automation, Inc.	2,765	588,945
Rollins, Inc.	3,344	141,752
Roper Technologies, Inc.	2,474	960,555
Ross Stores, Inc.	8,253	703,486
Royal Caribbean Cruises Ltd.	4,140	208,242
S&P Global, Inc.	50,012	16,477,954
Sage Therapeutics, Inc.*	16,224	674,594
salesforce.com, Inc.*	21,115	3,955,473
Sarepta Therapeutics, Inc.*	15,283	2,450,476
SBA Communications Corp. (REIT)	2,618	779,955
Schlumberger Ltd.	32,301	594,015
Seagate Technology plc	5,156	249,602
Sealed Air Corp.	3,528	115,895
Sempra Energy	6,858	803,963
ServiceNow, Inc.*	4,465	1,808,593
Sherwin-Williams Co. (The)	1,885	1,089,247
Simon Property Group, Inc. (REIT)	7,132	487,686
Skyworks Solutions, Inc.	3,918	500,955
SL Green Realty Corp. (REIT)	1,708	84,187
Snap-on, Inc.	1,283	177,708
Southern Co. (The)	24,793	1,285,517
Southwest Airlines Co.	12,561	429,335
Stanley Black & Decker, Inc.	3,618	504,277
Starbucks Corp.	27,321	2,010,552
State Street Corp.	8,164	518,822
STERIS plc	1,971	302,430
Stryker Corp.	7,608	1,370,886
SVB Financial Group*	1,162	250,446
Synchrony Financial	12,446	275,803
Synopsys, Inc.*	3,599	701,805
Sysco Corp.	11,905	650,727
T. Rowe Price Group, Inc.	5,306	655,291
Take-Two Interactive Software, Inc.*	2,680	374,048
Tapestry, Inc.	5,771	76,639
Target Corp.	11,670	1,399,583
TE Connectivity Ltd.	7,780	634,459
Teledyne Technologies, Inc.*	859	267,106
Teleflex, Inc.	1,102	401,106
Texas Instruments, Inc.	21,512	2,731,379
Textron, Inc.	5,384	177,187
Thermo Fisher Scientific, Inc.	9,269	3,358,529
Tiffany & Co.	2,519	307,167
TJX Cos., Inc. (The)	27,966	1,413,961
T-Mobile US, Inc.*	12,896	1,343,118
Tractor Supply Co.	2,661	350,693
Trane Technologies plc	5,554	494,195
TransDigm Group, Inc.	1,194	527,808
Travelers Cos., Inc. (The)	5,865	668,903
Truist Financial Corp.	31,733	1,191,574
Twist Bioscience Corp.*	1,719	77,871
Twitter, Inc.*	18,639	555,256
Tyler Technologies, Inc.*	931	322,945
Tyson Foods, Inc., Class A	6,988	417,253
UDR, Inc. (REIT)	6,932	259,118

Ulta Beauty, Inc.*	1,345	273,600
Under Armour, Inc., Class A*	3,936	38,336
Under Armour, Inc., Class C*	5,101	45,093
Union Pacific Corp.	15,920	2,691,594
United Airlines Holdings, Inc. (x)*	5,922	204,960
United Parcel Service, Inc., Class B	53,400	5,937,012
United Rentals, Inc.*	1,726	257,243
UnitedHealth Group, Inc.	22,229	6,556,444
Universal Health Services, Inc., Class B	1,761	163,579
Unum Group	4,735	78,554
US Bancorp	32,120	1,182,658
Valero Energy Corp.	9,581	563,554
Varian Medical Systems, Inc.*	2,093	256,434
Ventas, Inc. (REIT)	8,628	315,957
Veracyte, Inc.*	38,183	988,940
VeriSign, Inc.*	2,357	487,498
Verisk Analytics, Inc.	3,823	650,675
Verizon Communications, Inc.	97,002	5,347,720
Vertex Pharmaceuticals, Inc.*	6,081	1,765,375
VF Corp.	7,365	448,823
ViacomCBS, Inc.	12,857	299,825
Visa, Inc., Class A	57,500	11,107,275
Vornado Realty Trust (REIT)	3,594	137,327
Vulcan Materials Co.	3,068	355,428
W R Berkley Corp.	3,239	185,562
Walgreens Boots Alliance, Inc.	17,061	723,216
Walmart, Inc.	33,251	3,982,805
Walt Disney Co. (The)	84,611	9,434,973
Waste Management, Inc.	9,107	964,522
Waters Corp.*	1,402	252,921
WEC Energy Group, Inc.	7,360	645,104
Wells Fargo & Co.	87,463	2,239,053
Welltower, Inc. (REIT)	9,784	506,322
West Pharmaceutical Services, Inc.	1,725	391,868
Western Digital Corp.	7,214	318,498
Western Union Co. (The)	9,321	201,520
Westinghouse Air Brake Technologies Corp.	4,314	248,357
Westrock Co.	6,211	175,523
Weyerhaeuser Co. (REIT)	17,614	395,610
Whirlpool Corp.	1,381	178,881
Williams Cos., Inc. (The)	28,280	537,886
Willis Towers Watson plc	3,000	590,850
WW Grainger, Inc.	1,006	316,045
Wynn Resorts Ltd.	2,409	179,446
Xcel Energy, Inc.	12,235	764,688
Xerox Holdings Corp.	4,384	67,031
Xilinx, Inc. (x)	5,672	558,068
Xylem, Inc.	4,258	276,600
Yum! Brands, Inc.	7,057	613,324
Zebra Technologies Corp., Class A*	1,255	321,217
Zimmer Biomet Holdings, Inc.	17,101	2,041,175
Zions Bancorp NA	3,752	127,568
Zoetis, Inc.	11,113	1,522,926

		774,924,261

Total Common Stocks (90.3%) (Cost $937,644,073)		1,677,777,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd. 6.000% (Cost $—)	509,890	$23,636

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/7/20 (x)*	10,898	17,000
Repsol SA, expiring 7/6/20*	58,953	28,699
Telefonica SA, expiring 7/1/20 (x)*	193,163	38,000

		83,699

United States (0.0%)
T-Mobile US, Inc., expiring 7/27/20*	9,059	1,522

Total Rights (0.0%) (Cost $133,083)		85,221

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $1,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $1,020,001. (xx)	$1,000,000	1,000,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $400,002, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $408,000. (xx)	400,000	400,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $600,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $666,722. (xx)	600,000	600,000

Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $2,066,707, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $2,108,037. (xx)	2,066,703	2,066,703
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $4,100,023, collateralized by various Common Stocks; total market value $4,556,303. (xx)	4,100,000	4,100,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $510,000. (xx)	500,000	500,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $6,000,035, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $6,667,306. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		14,666,703

Total Short-Term Investments (0.8%) (Cost $14,666,703)		14,666,703

Total Investments in Securities (91.1%) (Cost $952,443,859)		1,692,553,101
Other Assets Less Liabilities (8.9%)		166,367,158

Net Assets (100%)		$1,858,920,259

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $32,138,879 or 1.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $26,746,795. This was collateralized by $13,641,686 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/2/20 - 2/15/50 and by cash of $14,666,703 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHDI	— Clearing House Electronic Subregister System
(CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NYRS	— New York Registry Shares
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	9,944	1,724,642	—	(103,722)	70,190	(644,902)	1,046,208	24,536	—
Capital Markets
BlackRock, Inc.	3,614	1,449,787	432,884	(66,627)	39,906	110,391	1,966,341	23,232	—
Insurance
AXA SA (x)	77,713	2,212,036	52,324	(88,596)	(6,836)	(547,126)	1,621,802	—	—

Total		5,386,465	485,208	(258,945)	103,260	(1,081,637)	4,634,351	47,768	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	948	9/2020	EUR	34,327,464	85,726
FTSE 100 Index	280	9/2020	GBP	21,328,628	(246,133)
S&P 500 E-Mini Index	434	9/2020	USD	67,057,340	(647,869)
SPI 200 Index	86	9/2020	AUD	8,742,049	28,205
TOPIX Index	145	9/2020	JPY	20,929,150	(500,008)

					(1,280,079)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	5,455,174	USD	3,761,648	Citibank NA	9/18/2020	3,960
EUR	762,038	USD	856,690	Citibank NA	9/18/2020	970
USD	45,076,708	EUR	39,813,394	Citibank NA	9/18/2020	267,449
USD	4,065,957	EUR	3,610,622	HSBC Bank plc	9/18/2020	2,267
USD	10,476,421	GBP	8,338,950	Citibank NA	9/18/2020	138,825
USD	386,765	GBP	309,086	HSBC Bank plc	9/18/2020	3,598
USD	9,489,647	JPY	1,017,305,160	Citibank NA	9/18/2020	57,814

Total unrealized appreciation						474,883

AUD	11,778,323	USD	8,214,803	Citibank NA	9/18/2020	(84,439)
EUR	17,785,815	USD	20,069,811	Citibank NA	9/18/2020	(52,195)
GBP	22,859,197	USD	28,889,426	Citibank NA	9/18/2020	(551,428)
JPY	2,808,055,663	USD	26,189,472	Citibank NA	9/18/2020	(154,894)
USD	4,878,703	AUD	7,125,003	Citibank NA	9/18/2020	(39,558)
USD	653,029	EUR	580,712	Citibank NA	9/18/2020	(552)

Total unrealized depreciation						(883,066)

Net unrealized depreciation						(408,183)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 1,308,039, BRL 25, CHF 1,989, DKK 7,263, EUR 62,773,412, GBP 3,802,278, HKD 31,569, ILS 2,660, INR 810,428, JPY 4,509,653, KRW 2, MXN 1, NOK 2,765, NZD 55,399, SEK 18,164, SGD 37,937, TRY (603,065) and TWD 193,406.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Argentina	$5,111,366	$—	$—	$5,111,366
Australia	—	40,493,070	—	40,493,070
Austria	—	921,350	—	921,350
Belgium	—	4,761,090	—	4,761,090
Brazil	21,100,460	—	—	21,100,460
Chile	—	190,786	—	190,786
China	30,560,159	75,372,690	—	105,932,849
Denmark	—	12,318,232	—	12,318,232
Finland	—	6,221,135	—	6,221,135
France	—	85,149,728	—	85,149,728
Germany	—	57,980,835	—	57,980,835
Hong Kong	833,769	16,803,307	—	17,637,076
Hungary	—	2,806,158	—	2,806,158
India	6,094,867	18,421,440	—	24,516,307
Indonesia	—	6,059,785	—	6,059,785
Ireland	148,179	3,392,104	—	3,540,283
Israel	1,604,751	1,547,651	—	3,152,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Italy	$—	$11,601,044	$—		$11,601,044
Japan	—	177,651,818	—		177,651,818
Jordan	—	163,542	—		163,542
Luxembourg	—	886,982	—		886,982
Macau	—	1,146,836	—		1,146,836
Malta	—	—	—	(a)	— (a)
Mexico	6,323,612	—	—		6,323,612
Netherlands	2,999,628	23,772,524	—		26,772,152
New Zealand	—	1,721,292	—		1,721,292
Norway	—	2,728,873	—		2,728,873
Peru	3,166,206	—	—		3,166,206
Philippines	—	961,320	—		961,320
Poland	—	5,333,134	—		5,333,134
Portugal	—	3,068,940	—		3,068,940
Russia	7,024,527	10,155,830	—		17,180,357
Singapore	—	5,605,773	—		5,605,773
South Africa	—	7,121,870	—		7,121,870
South Korea	—	20,205,555	—		20,205,555
Spain	—	16,620,372	—		16,620,372
Sweden	—	23,897,682	—		23,897,682
Switzerland	—	55,985,481	—		55,985,481
Taiwan	—	30,469,287	—		30,469,287
Thailand	—	2,526,318	—		2,526,318
Turkey	—	3,687,058	—		3,687,058
United Kingdom	4,579,365	75,555,499	—		80,134,864
United States	773,460,908	1,463,353	—		774,924,261
Forward Currency Contracts	—	474,883	—		474,883
Futures	113,931	—	—		113,931
Preferred Stock
India	—	23,636	—		23,636
Rights
Spain	—	83,699	—		83,699
United States	1,522	—	—		1,522
Short-Term Investments
Repurchase Agreements	—	14,666,703	—		14,666,703

Total Assets	863,123,250	830,018,665	—		1,693,141,915

Liabilities:
Forward Currency Contracts	$—	$(883,066)	$—		$(883,066)
Futures	(1,394,010)	—	—		(1,394,010)

Total Liabilities	$(1,394,010)	$(883,066)	$—		$(2,277,076)

Total	$861,729,240	$829,135,599	$—		$1,690,864,839

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$474,883
Equity contracts	Receivables, Net assets – Unrealized appreciation	113,931	*

Total		$588,814

	Liability Derivatives
Foreign exchange contracts	Payables	$(883,066)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,394,010	)*

Total		$(2,277,076)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$8,131,109	$8,131,109
Equity contracts	(16,473,879)	—	(16,473,879)

Total	$(16,473,879)	$8,131,109	$(8,342,770)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(283,144)	$(283,144)
Equity contracts	(2,711,130)	—	(2,711,130)

Total	$(2,711,130)	$(283,144)	$(2,994,274)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $321,375,000 and futures contracts with an average notional balance of approximately $215,951,000 during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$469,018	$(469,018)	$—	$—
HSBC Bank plc	5,865	—	—	5,865

Total	$474,883	$(469,018)	$—	$5,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$883,066	$(469,018)	$—	$414,048

Total	$883,066	$(469,018)	$—	$414,048

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$139,462,557
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$205,323,942

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$844,644,144
Aggregate gross unrealized depreciation	(114,999,340)

Net unrealized appreciation	$729,644,804

Federal income tax cost of investments in securities and derivative instruments, if applicable	$961,220,035

For the six months ended June 30, 2020, the Portfolio incurred approximately $8 as brokerage commissions with Invesco Capital Markets, Inc. and $82 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $3,194,983)	$4,634,351
Unaffiliated Issuers (Cost $934,582,173)	1,673,252,047
Repurchase Agreements (Cost $14,666,703)	14,666,703
Cash	90,454,538
Foreign cash (Cost $71,881,374)	72,951,925
Cash held as collateral at broker for futures	15,291,668
Receivable for securities sold	5,378,176
Dividends, interest and other receivables	3,783,605
Due from broker for futures variation margin	622,387
Unrealized appreciation on forward foreign currency contracts	474,883
Receivable for Portfolio shares sold	30,869
Due from Custodian	24,348
Securities lending income receivable	12,893
Other assets	45,983

Total assets	1,881,624,376

LIABILITIES
Payable for return of collateral on securities loaned	14,666,703
Payable for securities purchased	4,626,691
Investment management fees payable	1,023,083
Unrealized depreciation on forward foreign currency contracts	883,066
Payable for Portfolio shares redeemed	808,139
Distribution fees payable – Class IB	249,971
Administrative fees payable	195,414
Accrued India taxes	27,227
Distribution fees payable – Class IA	7,434
Accrued expenses	216,389

Total liabilities	22,704,117

NET ASSETS	$1,858,920,259

Net assets were comprised of:
Paid in capital	$1,169,851,567
Total distributable earnings (loss)	689,068,692

Net assets	$1,858,920,259

Class IA
Net asset value, offering and redemption price per share, $36,080,789 / 2,169,660 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.63

Class IB
Net asset value, offering and redemption price per share, $1,213,482,126 / 73,164,642 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.59

Class K
Net asset value, offering and redemption price per share, $609,357,344 / 36,595,588 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.65

(x)	Includes value of securities on loan of $26,746,795.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($47,768 of dividend income received from affiliates) (net of $1,200,909 foreign withholding tax)	$17,620,825
Interest	376,340
Securities lending (net)	54,356

Total income	18,051,521

EXPENSES
Investment management fees	6,708,436
Distribution fees – Class IB	1,516,685
Administrative fees	1,145,237
Custodian fees	313,695
Printing and mailing expenses	76,638
Professional fees	59,037
Distribution fees – Class IA	44,683
Trustees’ fees	30,248
Miscellaneous	89,768

Gross expenses	9,984,427
Less: Waiver from investment manager	(531,138)

Net expenses	9,453,289

NET INVESTMENT INCOME (LOSS)	8,598,232

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($103,260 realized gain (loss) from affiliates)	4,128,597
Futures contracts	(16,473,879)
Forward foreign currency contracts	8,131,109
Foreign currency transactions	(6,407,594)

Net realized gain (loss)	(10,621,767)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(148,101) on unrealized depreciation on investments) ($(1,081,637) of change in unrealized appreciation (depreciation) from affiliates)	(147,417,525)
Futures contracts	(2,711,130)
Forward foreign currency contracts	(283,144)
Foreign currency translations	3,386,855

Net change in unrealized appreciation (depreciation)	(147,024,944)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(157,646,711)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(149,048,479)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,598,232	$27,914,432
Net realized gain (loss)	(10,621,767)	94,969,368
Net change in unrealized appreciation (depreciation)	(147,024,944)	327,650,604

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(149,048,479)	450,534,404

Distributions to shareholders:
Class IA	—	(1,581,645)
Class IB	—	(54,741,513)
Class K	—	(27,996,907)

Total distributions to shareholders	—	(84,320,065)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [53,960 and 55,884 shares, respectively]	925,075	938,994
Capital shares issued in reinvestment of dividends and distributions [0 and 89,552 shares, respectively]	—	1,581,645
Capital shares repurchased [(105,543) and (260,758) shares, respectively]	(1,717,180)	(4,458,768)

Total Class IA transactions	(792,105)	(1,938,129)

Class IB
Capital shares sold [842,019 and 1,148,329 shares, respectively]	14,072,529	18,999,969
Capital shares issued in reinvestment of dividends and distributions [0 and 3,107,664 shares, respectively]	—	54,741,513
Capital shares repurchased [(4,904,138) and (9,507,032) shares, respectively]	(79,697,463)	(160,316,788)

Total Class IB transactions	(65,624,934)	(86,575,306)

Class K
Capital shares sold [2,813,980 and 560,081 shares, respectively]	40,968,227	8,511,683
Capital shares issued in reinvestment of dividends and distributions [0 and 1,585,252 shares, respectively]	—	27,996,907
Capital shares repurchased [(3,700,350) and (4,517,833) shares, respectively]	(61,007,607)	(76,495,110)

Total Class K transactions	(20,039,380)	(39,986,520)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(86,456,419)	(128,499,955)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(235,504,898)	237,714,384
NET ASSETS:
Beginning of period	2,094,425,157	1,856,710,773

End of period	$1,858,920,259	$2,094,425,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.94		$14.92	$18.72	$15.00	$14.49	$14.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.22	0.19	0.16	0.16	0.16
Net realized and unrealized gain (loss)	(1.38)		3.53	(2.40)	3.75	0.49	(0.42)

Total from investment operations	(1.31)		3.75	(2.21)	3.91	0.65	(0.26)

Less distributions:
Dividends from net investment income	—		(0.23)	(0.20)	(0.19)	(0.14)	(0.14)
Distributions from net realized gains	—		(0.50)	(1.39)	—	—	—

Total dividends and distributions	—		(0.73)	(1.59)	(0.19)	(0.14)	(0.14)

Net asset value, end of period	$16.63		$17.94	$14.92	$18.72	$15.00	$14.49

Total return (b)	(7.30)%		25.24%	(12.14)%	26.09%	4.48%	(1.74)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,081		$39,856	$34,859	$43,029	$37,523	$39,462
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.14%	1.15%	1.15%	1.14%
Before waivers (a)(f)	1.16%		1.16%	1.15%	1.15%	1.17%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.84%		1.31%	1.05%	0.92%	1.13%	1.07%
Before waivers (a)(f)	0.79%		1.25%	1.03%	0.91%	1.11%	1.06%
Portfolio turnover rate^	8	%(z)	10%	13%	10%	15%	14%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.90		$14.88	$18.68	$14.97	$14.46	$14.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.22	0.19	0.16	0.16	0.16
Net realized and unrealized gain (loss)	(1.38)		3.53	(2.40)	3.74	0.49	(0.42)

Total from investment operations	(1.31)		3.75	(2.21)	3.90	0.65	(0.26)

Less distributions:
Dividends from net investment income	—		(0.23)	(0.20)	(0.19)	(0.14)	(0.14)
Distributions from net realized gains	—		(0.50)	(1.39)	—	—	—

Total dividends and distributions	—		(0.73)	(1.59)	(0.19)	(0.14)	(0.14)

Net asset value, end of period	$16.59		$17.90	$14.88	$18.68	$14.97	$14.46

Total return (b)	(7.32)%		25.31%	(12.17)%	26.08%	4.48%	(1.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,213,482		$1,382,004	$1,227,363	$1,556,409	$1,377,314	$1,479,410
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.14%	1.15%	1.15%	1.14%
Before waivers (a)(f)	1.16%		1.16%	1.15%	1.15%	1.17%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.84%		1.31%	1.05%	0.91%	1.13%	1.07%
Before waivers (a)(f)	0.78%		1.25%	1.04%	0.91%	1.11%	1.07%
Portfolio turnover rate^	8	%(z)	10%	13%	10%	15%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.94		$14.92	$18.72	$15.00	$14.49	$14.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.26	0.24	0.20	0.20	0.20
Net realized and unrealized gain (loss)	(1.38)		3.54	(2.41)	3.75	0.49	(0.42)

Total from investment operations	(1.29)		3.80	(2.17)	3.95	0.69	(0.22)

Less distributions:
Dividends from net investment income	—		(0.28)	(0.24)	(0.23)	(0.18)	(0.18)
Distributions from net realized gains	—		(0.50)	(1.39)	—	—	—

Total dividends and distributions	—		(0.78)	(1.63)	(0.23)	(0.18)	(0.18)

Net asset value, end of period	$16.65		$17.94	$14.92	$18.72	$15.00	$14.49

Total return (b)	(7.19)%		25.53%	(11.90)%	26.38%	4.74%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$609,357		$672,566	$594,488	$753,780	$680,568	$590,114
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.89%	0.90%	0.90%	0.89%
Before waivers (a)(f)	0.91%		0.91%	0.90%	0.90%	0.92%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.10%		1.56%	1.28%	1.17%	1.39%	1.30%
Before waivers (a)(f)	1.04%		1.50%	1.27%	1.16%	1.37%	1.30%
Portfolio turnover rate^	8	%(z)	10%	13%	10%	15%	14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Exchange Traded Funds	61.8%
Investment Companies	33.9
Cash and Other	4.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$918.58	$5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.40	5.52
Class K
Actual	1,000.00	919.47	4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (32.1%)
iShares Core S&P 500 ETF	14,800	$4,583,412
SPDR S&P 500 ETF Trust	90,200	27,814,072
Vanguard S&P 500 ETF	16,500	4,676,595

Total Equity		37,074,079

Fixed Income (29.7%)
Vanguard Intermediate-Term Corporate Bond ETF	361,400	34,383,596

Total Exchange Traded Funds (61.8%) (Cost $67,574,534)		71,457,675

SHORT-TERM INVESTMENTS:
Investment Companies (33.9%)
Goldman Sachs Financial Square Funds – Government Fund‡	8,029,540	8,029,540
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	8,027,629	8,027,629
Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	8,028,683	8,028,683

JPMorgan Prime Money Market Fund, IM Shares	15,027,895	15,041,420

Total Investment Companies		39,127,272

Total Short-Term Investments (33.9%) (Cost $39,119,456)		39,127,272

Total Investments in Securities (95.7%) (Cost $106,693,990)		110,584,947
Other Assets Less Liabilities (4.3%)		4,974,155

Net Assets (100%)		$115,559,102

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund	8,029,540	3,525,784	4,975,137	(471,381)	—	—	8,029,540	15,804	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund	8,027,629	3,525,203	4,973,807	(471,381)	—	—	8,027,629	14,627	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund	8,028,683	3,525,154	4,974,910	(471,381)	—	—	8,028,683	15,582	—

Total		10,576,141	14,923,854	(1,414,143)	—	—	24,085,852	46,013	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	276	9/2020	EUR	9,994,072	(34,167)
FTSE 100 Index	90	9/2020	GBP	6,855,631	(67,874)
Russell 2000 E-Mini Index	96	9/2020	USD	6,900,480	272,176
S&P Midcap 400 E-Mini Index	57	9/2020	USD	10,140,870	136,928
TOPIX Index	47	9/2020	JPY	6,783,931	(264,495)

					42,568

Short Contracts
S&P 500 E-Mini Index	(227)	9/2020	USD	(35,073,770)	(324,117)

					(324,117)

					(281,549)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$71,457,675	$—	$—	$71,457,675
Futures	409,104	—	—	409,104
Short-Term Investments
Investment Companies	39,127,272	—	—	39,127,272

Total Assets	$110,994,051	$—	$—	$110,994,051

Liabilities:
Futures	$(690,653)	$—	$—	$(690,653)

Total Liabilities	$(690,653)	$—	$—	$(690,653)

Total	$110,303,398	$—	$—	$110,303,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$409,104	*

Total		$409,104

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(690,653	)*

Total		$(690,653)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(7,758,172)	$(7,758,172)

Total	$(7,758,172)	$(7,758,172)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(508,770)	$(508,770)

Total	$(508,770)	$(508,770)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $55,719,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,108,688
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,898,660

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,077,616
Aggregate gross unrealized depreciation	(691,139)

Net unrealized appreciation	$3,386,477

Federal income tax cost of investments in securities and derivative instruments, if applicable	$106,916,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $24,085,852)	$24,085,852
Unaffiliated Issuers (Cost $82,608,138)	86,499,095
Cash	500,000
Foreign cash (Cost $211)	214
Cash held as collateral at broker for futures	4,616,816
Receivable for securities sold	487,566
Receivable for Portfolio shares sold	382,754
Dividends, interest and other receivables	145,817
Securities lending income receivable	1,600
Other assets	3,589

Total assets	116,723,303

LIABILITIES
Payable for securities purchased	979,369
Due to broker for futures variation margin	66,950
Investment management fees payable	58,234
Distribution fees payable – Class IB	20,614
Administrative fees payable	11,561
Payable for Portfolio shares redeemed	2
Accrued expenses	27,471

Total liabilities	1,164,201

NET ASSETS	$115,559,102

Net assets were comprised of:
Paid in capital	$118,102,883
Total distributable earnings (loss)	(2,543,781)

Net assets	$115,559,102

Class IB
Net asset value, offering and redemption price per share, $105,011,872 / 10,121,115 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.38

Class K
Net asset value, offering and redemption price per share, $10,547,230 / 1,015,182 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.39

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($46,013 of dividend income received from affiliates)	$793,065
Interest	1,096
Securities lending (net)	2,064

Total income	796,225

EXPENSES
Investment management fees	369,372
Distribution fees – Class IB	102,204
Administrative fees	57,049
Professional fees	24,642
Printing and mailing expenses	13,173
Custodian fees	3,482
Offering costs	1,570
Trustees’ fees	1,329
Miscellaneous	153

Gross expenses	572,974
Less: Voluntary waiver from investment manager	(15,928)
Waiver from investment manager	(63,125)

Net expenses	493,921

NET INVESTMENT INCOME (LOSS)	302,304

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(177,506)
Net distributions of realized gain received from underlying funds	16
Futures contracts	(7,758,172)
Foreign currency transactions	251,987

Net realized gain (loss)	(7,683,675)

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,386,182
Futures contracts	(508,770)
Foreign currency translations	(16,725)

Net change in unrealized appreciation (depreciation)	860,687

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,822,988)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,520,684)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	February 1, 2019* to December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$302,304	$567,007
Net realized gain (loss)	(7,683,675)	2,320,632
Net change in unrealized appreciation (depreciation)	860,687	2,740,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,520,684)	5,628,146

Distributions to shareholders:
Class IB	—	(1,388,678)
Class K	—	(281,556)

Total distributions to shareholders	—	(1,670,234)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [4,191,511 and 5,903,486 shares, respectively]	43,594,079	64,029,804
Capital shares issued in reinvestment of dividends and distributions [0 and 124,200 shares, respectively]	—	1,388,678
Capital shares repurchased [(20,587) and (77,495) shares, respectively]	(215,222)	(857,021)

Total Class IB transactions	43,378,857	64,561,461

Class K
Capital shares sold [0 and 990,000 shares, respectively]	—	9,900,000
Capital shares issued in reinvestment of dividends and distributions [0 and 25,182 shares, respectively]	—	281,556

Total Class K transactions	—	10,181,556

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	43,378,857	74,743,017

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,858,173	78,700,929
NET ASSETS:
Beginning of period	78,700,929	—

End of period	$115,559,102	$78,700,929

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.16
Net realized and unrealized gain (loss)	(0.95)		1.40

Total from investment operations	(0.92)		1.56

Less distributions:
Dividends from net investment income	—		(0.08)
Distributions from net realized gains	—		(0.18)

Total dividends and distributions	—		(0.26)

Net asset value, end of period	$10.38		$11.30

Total return (b)	(8.14)%		15.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,012		$67,229
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.09	%(j)
Before waivers (a)(f)	1.27%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.63%		1.55	%(l)
Before waivers (a)(f)	0.46%		1.21	%(l)
Portfolio turnover rate^	33	%(z)	45	%(z)

Class K	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.18
Net realized and unrealized gain (loss)	(0.95)		1.41

Total from investment operations	(0.91)		1.59

Less distributions:
Dividends from net investment income	—		(0.11)
Distributions from net realized gains	—		(0.18)

Total dividends and distributions	—		(0.29)

Net asset value, end of period	$10.39		$11.30

Total return (b)	(8.05)%		15.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,547		$11,471
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85	%(j)	0.84	%(j)
Before waivers (a)(f)	1.02%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.85%		1.80	%(l)
Before waivers (a)(f)	0.68%		1.30	%(l)
Portfolio turnover rate^	33	%(z)	45	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	15.8%
Industrials	15.2
Real Estate	10.3
Consumer Discretionary	9.7
Information Technology	9.6
Health Care	9.3
Utilities	8.8
Materials	6.2
Communication Services	5.2
Consumer Staples	4.6
Energy	3.4
Repurchase Agreements	1.2
Investment Company	0.0 #
Cash and Other	0.7

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$838.43	$4.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.44	5.47

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.09%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Entertainment (1.4%)
Liberty Media Corp.-Liberty Formula One, Class C*	25,037	$793,923
Live Nation Entertainment, Inc.*	10,666	472,824

		1,266,747

Interactive Media & Services (1.5%)
Match Group, Inc. (x)*	6,977	746,888
Snap, Inc., Class A*	23,988	563,478

		1,310,366

Media (2.3%)
Liberty Broadband Corp., Class C*	8,379	1,038,661
Liberty Media Corp.-Liberty SiriusXM, Class A*	17,477	603,306
Liberty Media Corp.-Liberty SiriusXM, Class C*	1,719	59,220
Nexstar Media Group, Inc., Class A	4,316	361,206

		2,062,393

Total Communication Services		4,639,506

Consumer Discretionary (9.7%)
Auto Components (1.2%)
Aptiv plc	13,184	1,027,297

Hotels, Restaurants & Leisure (4.1%)
Aramark	31,633	713,957
Dunkin’ Brands Group, Inc.	5,793	377,877
Eldorado Resorts, Inc. (x)*	7,010	280,821
Wyndham Hotels & Resorts, Inc.	17,844	760,511
Wynn Resorts Ltd.	7,773	579,011
Yum! Brands, Inc.	10,821	940,453

		3,652,630

Household Durables (1.2%)
Lennar Corp., Class A	16,780	1,033,984

Specialty Retail (3.2%)
Advance Auto Parts, Inc.	3,057	435,470
National Vision Holdings, Inc.*	20,199	616,473
O’Reilly Automotive, Inc.*	1,771	746,778
RH*	2,543	632,953
Ross Stores, Inc.	4,868	414,948

		2,846,622

Total Consumer Discretionary		8,560,533

Consumer Staples (4.6%)
Beverages (1.4%)
Coca-Cola European Partners plc	12,342	466,034
Constellation Brands, Inc., Class A	4,467	781,501

		1,247,535

Food & Staples Retailing (0.8%)
Grocery Outlet Holding Corp.*	17,617	718,774

Food Products (2.4%)
Conagra Brands, Inc.	11,590	407,620
McCormick & Co., Inc. (Non-Voting)	3,848	690,370
Nomad Foods Ltd.*	45,815	982,732

		2,080,722

Total Consumer Staples		4,047,031

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Cheniere Energy, Inc.*	22,452	1,084,881
Hess Corp.	14,620	757,462
Noble Energy, Inc.	31,192	279,480
ONEOK, Inc.	12,223	406,048
Parsley Energy, Inc., Class A	44,867	479,180

Total Energy		3,007,051

Financials (15.8%)
Banks (5.4%)
Citizens Financial Group, Inc.	15,643	394,829
East West Bancorp, Inc.	18,249	661,344
First Republic Bank	4,468	473,563
M&T Bank Corp.	13,818	1,436,658
Pinnacle Financial Partners, Inc.	19,754	829,470
SVB Financial Group*	4,603	992,085

		4,787,949

Capital Markets (3.6%)
Bank of New York Mellon Corp. (The)	19,895	768,942
Cboe Global Markets, Inc.	4,343	405,115
E*TRADE Financial Corp.	14,460	719,096
Evercore, Inc., Class A	5,451	321,173
Raymond James Financial, Inc.	8,439	580,856
T. Rowe Price Group, Inc.	3,120	385,320

		3,180,502

Consumer Finance (1.6%)
Ally Financial, Inc.	14,455	286,643
Discover Financial Services	22,883	1,146,209

		1,432,852

Diversified Financial Services (0.5%)
Voya Financial, Inc.	9,563	446,114

Insurance (4.7%)
Alleghany Corp.	940	459,792
American Financial Group, Inc.	8,652	549,056
Arthur J Gallagher & Co.	6,080	592,739
Brown & Brown, Inc.	13,812	562,977
Cincinnati Financial Corp.	4,014	257,016
Globe Life, Inc.	5,867	435,507
Markel Corp.*	939	866,857
Reinsurance Group of America, Inc.	5,681	445,618

		4,169,562

Total Financials		14,016,979

Health Care (9.3%)
Biotechnology (1.2%)
Agios Pharmaceuticals, Inc.*	7,569	404,790
Immunomedics, Inc.*	9,225	326,934
Sarepta Therapeutics, Inc.*	1,942	311,381

		1,043,105

Health Care Equipment & Supplies (2.9%)
Cooper Cos., Inc. (The)	2,886	818,585
Zimmer Biomet Holdings, Inc.	14,477	1,727,975

		2,546,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.1%)
Centene Corp.*	8,190	$520,474
Quest Diagnostics, Inc.	4,356	496,410

		1,016,884

Health Care Technology (0.6%)
Change Healthcare, Inc.*	48,147	539,246

Life Sciences Tools & Services (2.0%)
Agilent Technologies, Inc.	15,372	1,358,424
PRA Health Sciences, Inc.*	4,122	401,029

		1,759,453

Pharmaceuticals (1.5%)
Catalent, Inc.*	17,611	1,290,886

Total Health Care		8,196,134

Industrials (15.2%)
Aerospace & Defense (1.3%)
L3Harris Technologies, Inc.	3,512	595,881
TransDigm Group, Inc.	1,285	568,034

		1,163,915

Airlines (0.8%)
United Airlines Holdings, Inc.*	19,438	672,749

Building Products (0.8%)
Trane Technologies plc	7,647	680,430

Electrical Equipment (3.2%)
AMETEK, Inc.	17,643	1,576,755
Rockwell Automation, Inc.	6,078	1,294,614

		2,871,369

Machinery (6.6%)
Fortive Corp.	16,243	1,099,001
Graco, Inc.	18,691	896,981
IDEX Corp.	5,798	916,316
ITT, Inc.	23,470	1,378,628
Stanley Black & Decker, Inc.	11,528	1,606,773

		5,897,699

Road & Rail (2.5%)
Knight-Swift Transportation Holdings, Inc.	23,968	999,705
Old Dominion Freight Line, Inc.	7,108	1,205,446

		2,205,151

Total Industrials		13,491,313

Information Technology (9.6%)
Communications Equipment (2.7%)
Juniper Networks, Inc.	21,497	491,421
Motorola Solutions, Inc.	6,233	873,430
Viavi Solutions, Inc.*	79,302	1,010,308

		2,375,159

Electronic Equipment, Instruments & Components (0.9%)
National Instruments Corp.	20,529	794,678

IT Services (0.5%)
WEX, Inc.*	2,471	407,740

Semiconductors & Semiconductor Equipment (4.2%)
Analog Devices, Inc.	4,195	514,475
Marvell Technology Group Ltd.	42,112	1,476,446
MKS Instruments, Inc.	4,156	470,625
NXP Semiconductors NV	4,293	489,574
Skyworks Solutions, Inc.	3,428	438,304
Xilinx, Inc.	3,707	364,732

		3,754,156

Software (0.7%)
Palo Alto Networks, Inc.*	2,691	618,042

Technology Hardware, Storage & Peripherals (0.6%)
Western Digital Corp.	12,420	548,343

Total Information Technology		8,498,118

Materials (6.2%)
Chemicals (1.8%)
Ashland Global Holdings, Inc.	8,228	568,555
Corteva, Inc.	37,321	999,829

		1,568,384

Construction Materials (1.1%)
Martin Marietta Materials, Inc.	4,864	1,004,756

Containers & Packaging (2.7%)
Ball Corp.	15,839	1,100,652
Packaging Corp. of America	12,908	1,288,219

		2,388,871

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.	46,493	537,924

Total Materials		5,499,935

Real Estate (10.3%)
Equity Real Estate Investment Trusts (REITs) (10.3%)
Alexandria Real Estate Equities, Inc. (REIT)	6,608	1,072,148
AvalonBay Communities, Inc. (REIT)	5,709	882,840
Camden Property Trust (REIT)	9,278	846,339
CyrusOne, Inc. (REIT)	6,367	463,199
Duke Realty Corp. (REIT)	11,524	407,834
Equity LifeStyle Properties, Inc. (REIT)	12,585	786,311
Essex Property Trust, Inc. (REIT)	2,857	654,739
Healthpeak Properties, Inc. (REIT)	38,949	1,073,435
Hudson Pacific Properties, Inc. (REIT)	16,423	413,203
Invitation Homes, Inc. (REIT)	23,870	657,141
MGM Growth Properties LLC (REIT), Class A	13,740	373,865
Prologis, Inc. (REIT)	6,315	589,379
Ryman Hospitality Properties, Inc. (REIT)	10,934	378,316
Welltower, Inc. (REIT)	9,847	509,582

Total Real Estate		9,108,331

Utilities (8.8%)
Electric Utilities (1.7%)
Eversource Energy	6,034	502,451
Xcel Energy, Inc.	15,903	993,938

		1,496,389

Gas Utilities (1.1%)
Atmos Energy Corp.	9,462	942,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.6%)
NextEra Energy Partners LP (x)	10,286	$527,466

Multi-Utilities (4.1%)
Ameren Corp.	16,634	1,170,368
CMS Energy Corp.	18,528	1,082,406
Public Service Enterprise Group, Inc.	15,538	763,848
Sempra Energy	5,566	652,502

		3,669,124

Water Utilities (1.3%)
American Water Works Co., Inc.	9,264	1,191,906

Total Utilities		7,827,111

Total Common Stocks (98.1%) (Cost $85,279,775)		86,892,042

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Cantor Fitzgerald & Co., 0.09%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various U.S. Government Agency Securities, ranging from 0.640% - 9.500%, maturing 12/1/20-2/20/70; total market value $204,000. (xx)	$200,000	200,000
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $574,812, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $586,307. (xx)	574,811	574,811
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $200,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $204,000. (xx)	200,000	200,000

Total Repurchase Agreements		1,074,811

Total Short-Term Investments (1.2%) (Cost $1,074,811)		1,074,811

Total Investments in Securities (99.3%) (Cost $86,354,586)		87,966,853
Other Assets Less Liabilities (0.7%)		630,050

Net Assets (100%)		$88,596,903

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $1,275,250. This was collateralized by $214,462 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $1,074,811 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,639,506	$—	$—	$4,639,506
Consumer Discretionary	8,560,533	—	—	8,560,533
Consumer Staples	4,047,031	—	—	4,047,031
Energy	3,007,051	—	—	3,007,051
Financials	14,016,979	—	—	14,016,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$8,196,134	$—	$—	$8,196,134
Industrials	13,491,313	—	—	13,491,313
Information Technology	8,498,118	—	—	8,498,118
Materials	5,499,935	—	—	5,499,935
Real Estate	9,108,331	—	—	9,108,331
Utilities	7,827,111	—	—	7,827,111
Short-Term Investments
Repurchase Agreements	—	1,074,811	—	1,074,811

Total Assets	$86,892,042	$1,074,811	$—	$87,966,853

Total Liabilities	$—	$—	$—	$—

Total	$86,892,042	$1,074,811	$—	$87,966,853

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$62,500,455
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$59,234,815

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,628,534
Aggregate gross unrealized depreciation	(7,097,702)

Net unrealized appreciation	$1,530,832

Federal income tax cost of investments in securities and derivative instruments, if applicable	$86,436,021

For the six months ended June 30, 2020, the Portfolio incurred approximately $406 as brokerage commissions with BTIG LLC, $1,736 as brokerage commissions with Liquidnet Inc. and $513 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $85,279,775)	$86,892,042
Repurchase Agreements (Cost $1,074,811)	1,074,811
Cash	1,759,111
Dividends, interest and other receivables	100,236
Receivable for Portfolio shares sold	48,068
Securities lending income receivable	6,367
Other assets	1,241

Total assets	89,881,876

LIABILITIES
Payable for return of collateral on securities loaned	1,074,811
Payable for Portfolio shares redeemed	100,941
Investment management fees payable	46,292
Distribution fees payable – Class IB	18,415
Administrative fees payable	7,132
Accrued expenses	37,382

Total liabilities	1,284,973

NET ASSETS	$88,596,903

Net assets were comprised of:
Paid in capital	$90,967,066
Total distributable earnings (loss)	(2,370,163)

Net assets	$88,596,903

Class IB
Net asset value, offering and redemption price per share, $88,596,903 / 5,472,259 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.19

(x)	Includes value of securities on loan of $1,275,250.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $242 foreign withholding tax)	$795,978
Interest	10,118
Securities lending (net)	28,497

Total income	834,593

EXPENSES
Investment management fees	344,596
Distribution fees – Class IB	111,882
Administrative fees	42,743
Professional fees	28,235
Printing and mailing expenses	12,175
Custodian fees	6,785
Trustees’ fees	1,481
Miscellaneous	853

Gross expenses	548,750
Less: Waiver from investment manager	(61,591)

Net expenses	487,159

NET INVESTMENT INCOME (LOSS)	347,434

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(4,962,186)
Net change in unrealized appreciation (depreciation) on investments in securities	(12,248,488)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,210,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,863,240)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$347,434	$687,059
Net realized gain (loss)	(4,962,186)	3,350,214
Net change in unrealized appreciation (depreciation)	(12,248,488)	21,533,768

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,863,240)	25,571,041

Distributions to shareholders:
Class IB	—	(2,356,393)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [379,115 and 400,188 shares, respectively]	5,948,128	7,127,105
Capital shares issued in reinvestment of dividends and distributions [0 and 124,683 shares, respectively]	—	2,356,393
Capital shares repurchased [(391,981) and (641,325) shares, respectively]	(6,381,316)	(11,416,995)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(433,188)	(1,933,497)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,296,428)	21,281,151
NET ASSETS:
Beginning of period	105,893,331	84,612,180

End of period	$88,596,903	$105,893,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$19.31		$15.11		$16.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.13		0.03
Net realized and unrealized gain (loss)	(3.18)		4.51		(1.57)

Total from investment operations	(3.12)		4.64		(1.54)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.04)
Distributions from net realized gains	—		(0.30)		—

Total dividends and distributions	—		(0.44)		(0.04)

Net asset value, end of period	$16.19		$19.31		$15.11

Total return (b)	(16.16)%		30.78%		(9.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,597		$105,893		$84,612
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09	%(j)	1.09	%(j)	1.09	%(j)
Before waivers (a)(f)	1.23%		1.24%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.78%		0.70%		1.03	%(l)
Before waivers (a)(f)	0.64%		0.56%		0.81	%(l)
Portfolio turnover rate^	67	%(z)	81%		16	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	36.0%
Investment Companies	29.9
Information Technology	8.4
Health Care	4.5
Consumer Discretionary	3.3
Communication Services	3.3
Financials	3.0
Industrials	2.4
Consumer Staples	2.1
Utilities	0.9
Real Estate	0.9
Energy	0.8
Materials	0.8
Repurchase Agreements	0.0 #
Cash and Other	3.7

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$962.96	$5.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.13	5.79

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	55,300	$1,671,719
CenturyLink, Inc.	7,700	77,231
Verizon Communications, Inc.	32,100	1,769,673

		3,518,623

Entertainment (0.6%)
Activision Blizzard, Inc.	6,000	455,400
Electronic Arts, Inc.*	2,200	290,510
Live Nation Entertainment, Inc.*	1,100	48,763
Netflix, Inc.*	3,400	1,547,136
Take-Two Interactive Software, Inc.*	900	125,613
Walt Disney Co. (The)	13,963	1,557,014

		4,024,436

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	2,300	3,261,515
Alphabet, Inc., Class C*	2,300	3,251,303
Facebook, Inc., Class A*	18,700	4,246,209
Twitter, Inc.*	6,100	181,719

		10,940,746

Media (0.4%)
Charter Communications, Inc., Class A*	1,200	612,048
Comcast Corp., Class A	35,300	1,375,994
Discovery, Inc., Class A*	1,200	25,320
Discovery, Inc., Class C*	2,500	48,150
Fox Corp., Class A	2,733	73,299
Fox Corp., Class B	1,200	32,208
Interpublic Group of Cos., Inc. (The)	3,000	51,480
News Corp., Class A	3,000	35,580
News Corp., Class B	900	10,755
Omnicom Group, Inc.	1,700	92,820
ViacomCBS, Inc.	4,250	99,110

		2,456,764

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	4,400	458,260

Total Communication Services		21,398,829

Consumer Discretionary (3.3%)
Auto Components (0.0%)
Aptiv plc	2,100	163,632
BorgWarner, Inc.	1,600	56,480

		220,112

Automobiles (0.1%)
Ford Motor Co.	30,300	184,224
General Motors Co.	9,800	247,940

		432,164

Distributors (0.0%)
Genuine Parts Co.	1,100	95,656
LKQ Corp.*	2,400	62,880

		158,536

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,500	21,420

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp. (x)	3,700	60,754
Chipotle Mexican Grill, Inc.*	200	210,472
Darden Restaurants, Inc.	1,000	75,770
Domino’s Pizza, Inc.	300	110,832
Hilton Worldwide Holdings, Inc.	2,200	161,590
Las Vegas Sands Corp.	2,600	118,404
Marriott International, Inc., Class A	2,100	180,033
McDonald’s Corp.	5,800	1,069,926
MGM Resorts International	3,800	63,840
Norwegian Cruise Line Holdings Ltd. (x)*	2,000	32,860
Royal Caribbean Cruises Ltd.	1,300	65,390
Starbucks Corp.	9,100	669,669
Wynn Resorts Ltd.	800	59,592
Yum! Brands, Inc.	2,300	199,893

		3,079,025

Household Durables (0.1%)
DR Horton, Inc.	2,600	144,170
Garmin Ltd.	1,100	107,250
Leggett & Platt, Inc.	1,000	35,150
Lennar Corp., Class A	2,100	129,402
Mohawk Industries, Inc.*	500	50,880
Newell Brands, Inc.	3,000	47,640
PulteGroup, Inc.	2,000	68,060
Whirlpool Corp.	500	64,765

		647,317

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	3,300	9,104,106
Booking Holdings, Inc.*	300	477,702
eBay, Inc.	5,100	267,495
Expedia Group, Inc.	1,100	90,420

		9,939,723

Leisure Products (0.0%)
Hasbro, Inc.	1,000	74,950

Multiline Retail (0.2%)
Dollar General Corp.	2,000	381,020
Dollar Tree, Inc.*	1,800	166,824
Kohl’s Corp.	1,200	24,924
Target Corp.	3,900	467,727

		1,040,495

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	500	71,225
AutoZone, Inc.*	200	225,624
Best Buy Co., Inc.	1,800	157,086
CarMax, Inc.*	1,300	116,415
Gap, Inc. (The)	1,700	21,454
Home Depot, Inc. (The)	8,300	2,079,233
L Brands, Inc.	1,800	26,946
Lowe’s Cos., Inc.	5,900	797,208
O’Reilly Automotive, Inc.*	600	253,002
Ross Stores, Inc.	2,800	238,672
Tiffany & Co.	800	97,552
TJX Cos., Inc. (The)	9,300	470,208
Tractor Supply Co.	900	118,611
Ulta Beauty, Inc.*	400	81,368

		4,754,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	2,700	$30,483
NIKE, Inc., Class B	9,600	941,280
PVH Corp.	600	28,830
Ralph Lauren Corp.	400	29,008
Tapestry, Inc.	2,100	27,888
Under Armour, Inc., Class A*	1,500	14,610
Under Armour, Inc., Class C*	1,500	13,260
VF Corp.	2,500	152,350

		1,237,709

Total Consumer Discretionary		21,606,055

Consumer Staples (2.1%)
Beverages (0.5%)
Brown-Forman Corp., Class B	1,400	89,124
Coca-Cola Co. (The)	30,000	1,340,400
Constellation Brands, Inc., Class A	1,300	227,435
Molson Coors Beverage Co., Class B	1,500	51,540
Monster Beverage Corp.*	2,900	201,028
PepsiCo, Inc.	10,800	1,428,408

		3,337,935

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	3,400	1,030,914
Kroger Co. (The)	6,100	206,485
Sysco Corp.	3,900	213,174
Walgreens Boots Alliance, Inc.	5,700	241,623
Walmart, Inc.	11,000	1,317,580

		3,009,776

Food Products (0.3%)
Archer-Daniels-Midland Co.	4,300	171,570
Campbell Soup Co.	1,300	64,519
Conagra Brands, Inc.	3,800	133,646
General Mills, Inc.	4,700	289,755
Hershey Co. (The)	1,100	142,582
Hormel Foods Corp.	2,200	106,194
J M Smucker Co. (The)	900	95,229
Kellogg Co.	1,900	125,514
Kraft Heinz Co. (The)	4,800	153,072
Lamb Weston Holdings, Inc.	1,100	70,323
McCormick & Co., Inc. (Non-Voting)	1,000	179,410
Mondelez International, Inc., Class A	11,100	567,543
Tyson Foods, Inc., Class A	2,300	137,333

		2,236,690

Household Products (0.5%)
Church & Dwight Co., Inc.	1,900	146,870
Clorox Co. (The)	1,000	219,370
Colgate-Palmolive Co.	6,600	483,516
Kimberly-Clark Corp.	2,600	367,510
Procter & Gamble Co. (The)	19,200	2,295,744

		3,513,010

Personal Products (0.1%)
Coty, Inc., Class A	2,325	10,393
Estee Lauder Cos., Inc. (The), Class A	1,700	320,756

		331,149

Tobacco (0.2%)
Altria Group, Inc.	14,400	565,200
Philip Morris International, Inc.	12,100	847,726

		1,412,926

Total Consumer Staples		13,841,486

Energy (0.8%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	5,100	78,489
Halliburton Co.	6,800	88,264
National Oilwell Varco, Inc.	3,000	36,750
Schlumberger Ltd.	10,800	198,612
TechnipFMC plc	3,300	22,572

		424,687

Oil, Gas & Consumable Fuels (0.8%)
Apache Corp.	2,900	39,150
Cabot Oil & Gas Corp.	3,100	53,258
Chevron Corp.	14,500	1,293,835
Concho Resources, Inc.	1,500	77,250
ConocoPhillips	8,300	348,766
Devon Energy Corp.	3,000	34,020
Diamondback Energy, Inc.	1,200	50,184
EOG Resources, Inc.	4,500	227,970
Exxon Mobil Corp.	32,800	1,466,816
Hess Corp.	2,000	103,620
HollyFrontier Corp.	1,200	35,040
Kinder Morgan, Inc.	15,100	229,067
Marathon Oil Corp.	6,100	37,332
Marathon Petroleum Corp.	5,000	186,900
Noble Energy, Inc.	3,700	33,152
Occidental Petroleum Corp.	6,985	127,825
ONEOK, Inc.	3,400	112,948
Phillips 66	3,400	244,460
Pioneer Natural Resources Co.	1,300	127,010
Valero Energy Corp.	3,200	188,224
Williams Cos., Inc. (The)	9,400	178,788

		5,195,615

Total Energy		5,620,302

Financials (3.0%)
Banks (1.1%)
Bank of America Corp.	60,600	1,439,250
Citigroup, Inc.	16,200	827,820
Citizens Financial Group, Inc.	3,300	83,292
Comerica, Inc.	1,100	41,910
Fifth Third Bancorp	5,500	106,040
First Republic Bank	1,300	137,787
Huntington Bancshares, Inc.	7,900	71,377
JPMorgan Chase & Co.	23,600	2,219,816
KeyCorp	7,600	92,568
M&T Bank Corp.	1,000	103,970
People’s United Financial, Inc.	3,300	38,181
PNC Financial Services Group, Inc. (The)	3,300	347,193
Regions Financial Corp.	7,400	82,288
SVB Financial Group*	400	86,212
Truist Financial Corp.	10,473	393,261
US Bancorp	10,600	390,292
Wells Fargo & Co.	29,000	742,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zions Bancorp NA	1,300	$44,200

		7,247,857

Capital Markets (0.8%)
Ameriprise Financial, Inc.	900	135,036
Bank of New York Mellon Corp. (The)	6,300	243,495
BlackRock, Inc.	1,200	652,908
Cboe Global Markets, Inc.	900	83,952
Charles Schwab Corp. (The)	8,900	300,286
CME Group, Inc.	2,800	455,112
E*TRADE Financial Corp.	1,700	84,541
Franklin Resources, Inc.	2,200	46,134
Intercontinental Exchange, Inc.	4,200	384,720
Invesco Ltd.	2,900	31,204
MarketAxess Holdings, Inc.	300	150,276
Moody’s Corp.	1,300	357,149
Morgan Stanley	9,300	449,190
MSCI, Inc.	700	233,674
Nasdaq, Inc.	900	107,523
Northern Trust Corp.	1,600	126,944
Raymond James Financial, Inc.	900	61,947
S&P Global, Inc.	1,900	626,012
State Street Corp.	2,700	171,585
T. Rowe Price Group, Inc.	1,800	222,300

		4,923,988

Consumer Finance (0.1%)
American Express Co.	5,100	485,520
Capital One Financial Corp.	3,500	219,065
Discover Financial Services	2,400	120,216
Synchrony Financial	4,200	93,072

		917,873

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	15,100	2,695,501

Insurance (0.6%)
Aflac, Inc.	5,600	201,768
Allstate Corp. (The)	2,400	232,776
American International Group, Inc.	6,700	208,906
Aon plc, Class A	1,800	346,680
Arthur J Gallagher & Co.	1,500	146,235
Assurant, Inc.	500	51,645
Chubb Ltd.	3,500	443,170
Cincinnati Financial Corp.	1,200	76,836
Everest Re Group Ltd.	300	61,860
Globe Life, Inc.	800	59,384
Hartford Financial Services Group, Inc. (The)	2,800	107,940
Lincoln National Corp.	1,500	55,185
Loews Corp.	1,900	65,151
Marsh & McLennan Cos., Inc.	4,000	429,480
MetLife, Inc.	5,800	211,816
Principal Financial Group, Inc.	2,000	83,080
Progressive Corp. (The)	4,500	360,495
Prudential Financial, Inc.	3,100	188,790
Travelers Cos., Inc. (The)	2,000	228,100
Unum Group	1,600	26,544
W R Berkley Corp.	1,100	63,019
Willis Towers Watson plc	1,000	196,950

		3,845,810

Total Financials		19,631,029

Health Care (4.5%)
Biotechnology (0.7%)
AbbVie, Inc.	13,651	1,340,255
Alexion Pharmaceuticals, Inc.*	1,700	190,808
Amgen, Inc.	4,600	1,084,956
Biogen, Inc.*	1,300	347,815
Gilead Sciences, Inc.	9,700	746,318
Incyte Corp.*	1,400	145,558
Regeneron Pharmaceuticals, Inc.*	800	498,920
Vertex Pharmaceuticals, Inc.*	2,000	580,620

		4,935,250

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	13,700	1,252,591
ABIOMED, Inc.*	300	72,468
Align Technology, Inc.*	600	164,664
Baxter International, Inc.	3,900	335,790
Becton Dickinson and Co.	2,300	550,321
Boston Scientific Corp.*	11,100	389,721
Cooper Cos., Inc. (The)	400	113,456
Danaher Corp.	4,900	866,467
Dentsply Sirona, Inc.	1,700	74,902
DexCom, Inc.*	700	283,780
Edwards Lifesciences Corp.*	4,800	331,728
Hologic, Inc.*	2,000	114,000
IDEXX Laboratories, Inc.*	700	231,112
Intuitive Surgical, Inc.*	900	512,847
Medtronic plc	10,400	953,680
ResMed, Inc.	1,100	211,200
STERIS plc	700	107,408
Stryker Corp.	2,500	450,475
Teleflex, Inc.	400	145,592
Varian Medical Systems, Inc.*	700	85,764
West Pharmaceutical Services, Inc.	600	136,302
Zimmer Biomet Holdings, Inc.	1,600	190,976

		7,575,244

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	1,200	120,924
Anthem, Inc.	2,000	525,960
Cardinal Health, Inc.	2,300	120,037
Centene Corp.*	4,452	282,924
Cigna Corp.	2,924	548,689
CVS Health Corp.	10,143	658,991
DaVita, Inc.*	700	55,398
HCA Healthcare, Inc.	2,000	194,120
Henry Schein, Inc.*	1,100	64,229
Humana, Inc.	1,000	387,750
Laboratory Corp. of America Holdings*	800	132,888
McKesson Corp.	1,292	198,219
Quest Diagnostics, Inc.	1,000	113,960
UnitedHealth Group, Inc.	7,400	2,182,630
Universal Health Services, Inc., Class B	600	55,734

		5,642,453

Health Care Technology (0.0%)
Cerner Corp.	2,400	164,520

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,400	212,088
Bio-Rad Laboratories, Inc., Class A*	200	90,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Illumina, Inc.*	1,100	$407,385
IQVIA Holdings, Inc.*	1,400	198,632
Mettler-Toledo International, Inc.*	200	161,110
PerkinElmer, Inc.	900	88,281
Thermo Fisher Scientific, Inc.	3,100	1,123,254
Waters Corp.*	500	90,200

		2,371,248

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	17,600	1,034,880
Eli Lilly and Co.	6,500	1,067,170
Johnson & Johnson	20,400	2,868,852
Merck & Co., Inc.	19,600	1,515,668
Mylan NV*	4,000	64,320
Perrigo Co. plc	1,100	60,797
Pfizer, Inc.	43,100	1,409,370
Zoetis, Inc.	3,700	507,048

		8,528,105

Total Health Care		29,216,820

Industrials (2.4%)
Aerospace & Defense (0.5%)
Boeing Co. (The)	4,200	769,860
General Dynamics Corp.	1,800	269,028
Howmet Aerospace, Inc.	3,000	47,550
Huntington Ingalls Industries, Inc.	300	52,347
L3Harris Technologies, Inc.	1,680	285,046
Lockheed Martin Corp.	1,900	693,348
Northrop Grumman Corp.	1,200	368,928
Raytheon Technologies Corp.	11,436	704,686
Teledyne Technologies, Inc.*	300	93,285
Textron, Inc.	1,800	59,238
TransDigm Group, Inc.	400	176,820

		3,520,136

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,000	79,060
Expeditors International of Washington, Inc.	1,300	98,852
FedEx Corp.	1,900	266,418
United Parcel Service, Inc., Class B	5,500	611,490

		1,055,820

Airlines (0.1%)
Alaska Air Group, Inc.	1,000	36,260
American Airlines Group, Inc. (x)	3,900	50,973
Delta Air Lines, Inc.	4,400	123,420
Southwest Airlines Co.	4,200	143,556
United Airlines Holdings, Inc.*	2,000	69,220

		423,429

Building Products (0.1%)
A O Smith Corp.	1,000	47,120
Allegion plc	700	71,554
Carrier Global Corp.	6,300	139,986
Fortune Brands Home & Security, Inc.	1,100	70,323
Johnson Controls International plc	5,800	198,012
Masco Corp.	2,000	100,420
Trane Technologies plc	1,900	169,062

		796,477

Commercial Services & Supplies (0.1%)
Cintas Corp.	700	186,452
Copart, Inc.*	1,600	133,232
Republic Services, Inc.	1,600	131,280
Rollins, Inc.	1,150	48,748
Waste Management, Inc.	3,000	317,730

		817,442

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	1,000	84,800
Quanta Services, Inc.	1,100	43,153

		127,953

Electrical Equipment (0.1%)
AMETEK, Inc.	1,800	160,866
Eaton Corp. plc	3,100	271,188
Emerson Electric Co.	4,600	285,338
Rockwell Automation, Inc.	900	191,700

		909,092

Industrial Conglomerates (0.3%)
3M Co.	4,500	701,955
General Electric Co.	67,900	463,757
Honeywell International, Inc.	5,400	780,786
Roper Technologies, Inc.	800	310,608

		2,257,106

Machinery (0.5%)
Caterpillar, Inc.	4,200	531,300
Cummins, Inc.	1,100	190,586
Deere & Co.	2,400	377,160
Dover Corp.	1,100	106,216
Flowserve Corp.	1,000	28,520
Fortive Corp.	2,300	155,618
IDEX Corp.	600	94,824
Illinois Tool Works, Inc.	2,200	384,670
Ingersoll Rand, Inc.*	2,676	75,249
Otis Worldwide Corp.	3,250	184,795
PACCAR, Inc.	2,700	202,095
Parker-Hannifin Corp.	1,000	183,270
Pentair plc	1,300	49,387
Snap-on, Inc.	400	55,404
Stanley Black & Decker, Inc.	1,200	167,256
Westinghouse Air Brake Technologies Corp.	1,429	82,268
Xylem, Inc.	1,400	90,944

		2,959,562

Professional Services (0.1%)
Equifax, Inc.	900	154,692
IHS Markit Ltd.	3,100	234,050
Nielsen Holdings plc	2,800	41,608
Robert Half International, Inc.	900	47,547
Verisk Analytics, Inc.	1,300	221,260

		699,157

Road & Rail (0.3%)
CSX Corp.	5,900	411,466
JB Hunt Transport Services, Inc.	700	84,238
Kansas City Southern	700	104,503
Norfolk Southern Corp.	2,000	351,140
Old Dominion Freight Line, Inc.	700	118,713

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	5,300	$896,071

		1,966,131

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,400	188,496
United Rentals, Inc.*	600	89,424
WW Grainger, Inc.	300	94,248

		372,168

Total Industrials		15,904,473

Information Technology (8.4%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	400	84,012
Cisco Systems, Inc.	32,900	1,534,456
F5 Networks, Inc.*	500	69,740
Juniper Networks, Inc.	2,600	59,436
Motorola Solutions, Inc.	1,300	182,169

		1,929,813

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	2,300	220,363
CDW Corp.	1,100	127,798
Corning, Inc.	5,900	152,810
FLIR Systems, Inc.	1,000	40,570
IPG Photonics Corp.*	300	48,117
Keysight Technologies, Inc.*	1,500	151,170
TE Connectivity Ltd.	2,600	212,030
Zebra Technologies Corp., Class A*	400	102,380

		1,055,238

IT Services (1.7%)
Accenture plc, Class A	4,900	1,052,128
Akamai Technologies, Inc.*	1,300	139,217
Automatic Data Processing, Inc.	3,300	491,337
Broadridge Financial Solutions, Inc.	900	113,571
Cognizant Technology Solutions Corp., Class A	4,200	238,644
DXC Technology Co.	2,000	33,000
Fidelity National Information Services, Inc.	4,800	643,632
Fiserv, Inc.*	4,400	429,528
FleetCor Technologies, Inc.*	700	176,071
Gartner, Inc.*	700	84,931
Global Payments, Inc.	2,272	385,377
International Business Machines Corp.	6,900	833,313
Jack Henry & Associates, Inc.	600	110,418
Leidos Holdings, Inc.	1,000	93,670
Mastercard, Inc., Class A	6,900	2,040,330
Paychex, Inc.	2,500	189,375
PayPal Holdings, Inc.*	9,100	1,585,493
VeriSign, Inc.*	800	165,464
Visa, Inc., Class A	13,100	2,530,527
Western Union Co. (The)	3,200	69,184

		11,405,210

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	9,100	478,751
Analog Devices, Inc.	2,900	355,656
Applied Materials, Inc.	7,100	429,195
Broadcom, Inc.	3,100	978,391
Intel Corp.	32,900	1,968,407
KLA Corp.	1,200	233,376
Lam Research Corp.	1,100	355,806
Maxim Integrated Products, Inc.	2,100	127,281
Microchip Technology, Inc.	1,900	200,089
Micron Technology, Inc.*	8,600	443,072
NVIDIA Corp.	4,800	1,823,568
Qorvo, Inc.*	900	99,477
QUALCOMM, Inc.	8,700	793,527
Skyworks Solutions, Inc.	1,300	166,218
Texas Instruments, Inc.	7,100	901,487
Xilinx, Inc.	1,900	186,941

		9,541,242

Software (2.9%)
Adobe, Inc.*	3,700	1,610,647
ANSYS, Inc.*	700	204,211
Autodesk, Inc.*	1,700	406,623
Cadence Design Systems, Inc.*	2,200	211,112
Citrix Systems, Inc.	900	133,119
Fortinet, Inc.*	1,000	137,270
Intuit, Inc.	2,000	592,380
Microsoft Corp.	58,900	11,986,739
NortonLifeLock, Inc.	4,200	83,286
Oracle Corp.	16,200	895,374
Paycom Software, Inc.*	400	123,892
salesforce.com, Inc.*	7,000	1,311,310
ServiceNow, Inc.*	1,500	607,590
Synopsys, Inc.*	1,200	234,000
Tyler Technologies, Inc.*	300	104,064

		18,641,617

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	31,600	11,527,680
Hewlett Packard Enterprise Co.	10,000	97,300
HP, Inc.	11,100	193,473
NetApp, Inc.	1,700	75,429
Seagate Technology plc	1,800	87,138
Western Digital Corp.	2,300	101,545
Xerox Holdings Corp.	1,400	21,406

		12,103,971

Total Information Technology		54,677,091

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	1,700	410,482
Albemarle Corp. (x)	800	61,768
Celanese Corp.	900	77,706
CF Industries Holdings, Inc.	1,700	47,838
Corteva, Inc.	5,800	155,382
Dow, Inc.	5,700	232,332
DuPont de Nemours, Inc.	5,699	302,788
Eastman Chemical Co.	1,100	76,604
Ecolab, Inc.	1,900	378,005
FMC Corp.	1,000	99,620
International Flavors & Fragrances, Inc.	800	97,968
Linde plc	4,100	869,651
LyondellBasell Industries NV, Class A	2,000	131,440
Mosaic Co. (The)	2,700	33,777

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PPG Industries, Inc.	1,800	$190,908
Sherwin-Williams Co. (The)	600	346,710

		3,512,979

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	500	103,285
Vulcan Materials Co.	1,000	115,850

		219,135

Containers & Packaging (0.1%)
Amcor plc	12,200	124,562
Avery Dennison Corp.	600	68,454
Ball Corp.	2,500	173,725
International Paper Co.	3,100	109,151
Packaging Corp. of America	700	69,860
Sealed Air Corp.	1,200	39,420
Westrock Co.	2,000	56,520

		641,692

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	11,300	130,741
Newmont Corp.	6,200	382,788
Nucor Corp.	2,300	95,243

		608,772

Total Materials		4,982,578

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	1,000	162,250
American Tower Corp. (REIT)	3,400	879,036
Apartment Investment and Management Co. (REIT), Class A	1,199	45,130
AvalonBay Communities, Inc. (REIT)	1,100	170,104
Boston Properties, Inc. (REIT)	1,100	99,418
Crown Castle International Corp. (REIT)	3,200	535,520
Digital Realty Trust, Inc. (REIT)	2,100	298,431
Duke Realty Corp. (REIT)	2,900	102,631
Equinix, Inc. (REIT)	700	491,610
Equity Residential (REIT)	2,700	158,814
Essex Property Trust, Inc. (REIT)	500	114,585
Extra Space Storage, Inc. (REIT)	1,000	92,370
Federal Realty Investment Trust (REIT)	500	42,605
Healthpeak Properties, Inc. (REIT)	4,200	115,752
Host Hotels & Resorts, Inc. (REIT)	5,500	59,345
Iron Mountain, Inc. (REIT)	2,200	57,420
Kimco Realty Corp. (REIT)	3,100	39,804
Mid-America Apartment Communities, Inc. (REIT)	900	103,203
Prologis, Inc. (REIT)	5,700	531,981
Public Storage (REIT)	1,200	230,268
Realty Income Corp. (REIT)	2,700	160,650
Regency Centers Corp. (REIT)	1,300	59,657
SBA Communications Corp. (REIT)	900	268,128
Simon Property Group, Inc. (REIT)	2,400	164,112
SL Green Realty Corp. (REIT)	600	29,574
UDR, Inc. (REIT)	2,300	85,974
Ventas, Inc. (REIT)	2,900	106,198
Vornado Realty Trust (REIT)	1,200	45,852
Welltower, Inc. (REIT)	3,200	165,600
Weyerhaeuser Co. (REIT)	5,800	130,268

		5,546,290

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,600	117,572

Total Real Estate		5,663,862

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,900	90,896
American Electric Power Co., Inc.	3,800	302,632
Duke Energy Corp.	5,700	455,373
Edison International	2,900	157,499
Entergy Corp.	1,600	150,096
Evergy, Inc.	1,800	106,722
Eversource Energy	2,600	216,502
Exelon Corp.	7,600	275,804
FirstEnergy Corp.	4,200	162,876
NextEra Energy, Inc.	3,800	912,646
NRG Energy, Inc.	1,900	61,864
Pinnacle West Capital Corp.	900	65,961
PPL Corp.	6,000	155,040
Southern Co. (The)	8,200	425,170
Xcel Energy, Inc.	4,100	256,250

		3,795,331

Gas Utilities (0.0%)
Atmos Energy Corp.	900	89,622

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	5,200	75,348

Multi-Utilities (0.3%)
Ameren Corp.	1,900	133,684
CenterPoint Energy, Inc.	4,200	78,414
CMS Energy Corp.	2,200	128,524
Consolidated Edison, Inc.	2,600	187,018
Dominion Energy, Inc.	6,469	525,153
DTE Energy Co.	1,500	161,250
NiSource, Inc.	3,000	68,220
Public Service Enterprise Group, Inc.	3,900	191,724
Sempra Energy	2,300	269,629
WEC Energy Group, Inc.	2,400	210,360

		1,953,976

Water Utilities (0.0%)
American Water Works Co., Inc.	1,400	180,124

Total Utilities		6,094,401

Total Common Stocks (30.4%) (Cost $174,625,451)		198,636,926

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (36.0%)
U.S. Treasury Notes 1.625%, 8/15/29	$215,110,000	234,715,534

Total Long-Term Debt Securities (36.0%) (Cost $226,156,642)		234,715,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $13,920)	2,900	$487

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (29.9%)
Goldman Sachs Financial Square Funds – Government Fund‡	31,556,696	31,556,696
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	30,912,682	30,912,682
Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	30,590,675	30,590,675
JPMorgan Prime Money Market Fund, IM Shares	101,877,156	101,968,846

Total Investment Companies		195,028,899

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $12,937, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $13,196. (xx)	$12,937	12,937
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $5,175, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $5,279. (xx)	5,175	5,175
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $21,202, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $23,560. (xx)	21,202	21,202
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $45,045, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $45,946. (xx)	45,045	45,045
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $25,000, collateralized by various Common Stocks; total market value $27,782. (xx)	25,000	25,000

Total Repurchase Agreements		109,359

Total Short-Term Investments (29.9%) (Cost $195,087,391)		195,138,258

Total Investments in Securities (96.3%) (Cost $595,883,404)		628,491,205
Other Assets Less Liabilities (3.7%)		24,167,192

Net Assets (100%)		$652,658,397

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $163,963. This was collateralized by $63,238 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $109,359 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund	31,556,696	30,806,384	2,937,511	(2,187,199)	—	—	31,556,696	114,839	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund	30,912,682	30,177,682	2,877,563	(2,142,563)	—	—	30,912,682	105,796	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund	30,590,675	29,863,331	2,847,589	(2,120,245)	—	—	30,590,675	110,873	—

Total		90,847,397	8,662,663	(6,450,007)	—	—	93,060,053	331,508	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	772	9/2020	EUR	27,954,433	(83,803)
FTSE 100 Index	274	9/2020	GBP	20,871,587	(183,566)
Russell 2000 E-Mini Index	190	9/2020	USD	13,657,200	505,191
S&P Midcap 400 E-Mini Index	125	9/2020	USD	22,238,750	346,105
TOPIX Index	142	9/2020	JPY	20,496,133	(730,179)

					(146,252)

Short Contracts
S&P 500 E-Mini Index	(523)	9/2020	USD	(80,808,730)	(742,850)

					(742,850)

					(889,102)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,398,829	$—	$—	$21,398,829
Consumer Discretionary	21,606,055	—	—	21,606,055
Consumer Staples	13,841,486	—	—	13,841,486
Energy	5,620,302	—	—	5,620,302
Financials	19,631,029	—	—	19,631,029
Health Care	29,216,820	—	—	29,216,820
Industrials	15,904,473	—	—	15,904,473
Information Technology	54,677,091	—	—	54,677,091
Materials	4,982,578	—	—	4,982,578
Real Estate	5,663,862	—	—	5,663,862
Utilities	6,094,401	—	—	6,094,401
Futures	851,296	—	—	851,296
Rights
Communication Services	487	—	—	487
Short-Term Investments
Investment Companies	195,028,899	—	—	195,028,899
Repurchase Agreements	—	109,359	—	109,359
U.S. Treasury Obligations	—	234,715,534	—	234,715,534

Total Assets	$394,517,608	$234,824,893	$—	$629,342,501

Liabilities:
Futures	$(1,740,398)	$—	$—	$(1,740,398)

Total Liabilities	$(1,740,398)	$—	$—	$(1,740,398)

Total	$392,777,210	$234,824,893	$—	$627,602,103

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$851,296	*

Total		$851,296

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,740,398	)*

Total		$(1,740,398)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(45,347,743)	$(45,347,743)

Total	$(45,347,743)	$(45,347,743)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,513,692)	$(2,513,692)

Total	$(2,513,692)	$(2,513,692)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $191,929,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,428,981
Long-term U.S. government debt securities	265,568,081

$359,997,062

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$91,232,094
Long-term U.S. government debt securities	331,046,265

$422,278,359

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,651,345
Aggregate gross unrealized depreciation	(17,531,585)

Net unrealized appreciation	$30,119,760

Federal income tax cost of investments in securities and derivative instruments, if applicable	$597,482,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $93,060,053)	$93,060,053
Unaffiliated Issuers (Cost $502,713,992)	535,321,793
Repurchase Agreements (Cost $109,359)	109,359
Cash	16,093,216
Foreign cash (Cost $76,228)	76,632
Cash held as collateral at broker for futures	12,453,192
Dividends, interest and other receivables	1,516,533
Receivable for securities sold	222,464
Receivable for Portfolio shares sold	30,284
Securities lending income receivable	1,179
Other assets	9,477

Total assets	658,894,182

LIABILITIES
Payable for securities purchased	4,886,598
Due to broker for futures variation margin	575,607
Investment management fees payable	393,798
Distribution fees payable – Class IB	132,862
Payable for return of collateral on securities loaned	109,359
Administrative fees payable	67,439
Payable for Portfolio shares redeemed	34,443
Accrued expenses	35,679

Total liabilities	6,235,785

NET ASSETS	$652,658,397

Net assets were comprised of:
Paid in capital	$646,553,221
Total distributable earnings (loss)	6,105,176

Net assets	$652,658,397

Class IB
Net asset value, offering and redemption price per share, $652,658,397 / 62,745,833 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.40

(x)	Includes value of securities on loan of $163,963.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($331,508 of dividend income received from affiliates)	$2,762,563
Interest	1,632,544
Securities lending (net)	3,405

Total income	4,398,512

EXPENSES
Investment management fees	2,561,350
Distribution fees – Class IB	800,423
Administrative fees	394,774
Professional fees	35,024
Printing and mailing expenses	33,500
Custodian fees	12,479
Trustees’ fees	10,177
Miscellaneous	7,016

Gross expenses	3,854,743
Less: Voluntary waiver from investment manager	(87,336)
Waiver from investment manager	(74,972)

Net expenses	3,692,435

NET INVESTMENT INCOME (LOSS)	706,077

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	15,791,813
Futures contracts	(45,347,743)
Foreign currency transactions	1,023,087

Net realized gain (loss)	(28,532,843)

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,095,519
Futures contracts	(2,513,692)
Foreign currency translations	(89,721)

Net change in unrealized appreciation (depreciation)	3,492,106

NET REALIZED AND UNREALIZED GAIN (LOSS)	(25,040,737)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,334,660)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$706,077	$6,218,211
Net realized gain (loss)	(28,532,843)	46,438,097
Net change in unrealized appreciation (depreciation)	3,492,106	40,692,010

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,334,660)	93,348,318

Distributions to shareholders:
Class IB	—	(50,126,395)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [2,441,729 and 6,627,633 shares, respectively]	25,467,947	71,799,130
Capital shares issued in reinvestment of dividends and distributions [0 and 4,662,817 shares, respectively]	—	50,126,395
Capital shares repurchased [(869,700) and (846,239) shares, respectively]	(8,966,610)	(9,204,443)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,501,337	112,721,082

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,833,323)	155,943,005
NET ASSETS:
Beginning of period	660,491,720	504,548,715

End of period	$652,658,397	$660,491,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,								May 1, 2015* to December 31, 2015
Class IB			2019		2018		2017		2016
Net asset value, beginning of period	$10.80		$9.95		$10.58		$10.22		$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.11		0.10		0.06		0.03		0.03
Net realized and unrealized gain (loss)	(0.41)		1.63		(0.63)		0.99		0.55		(0.31)

Total from investment operations	(0.40)		1.74		(0.53)		1.05		0.58		(0.28)

Less distributions:
Dividends from net investment income	—		(0.11)		(0.10)		(0.05)		(0.03)		(0.02)
Distributions from net realized gains	—		(0.78)		—		(0.64)		(0.03)		—

Total dividends and distributions	—		(0.89)		(0.10)		(0.69)		(0.06)		(0.02)

Net asset value, end of period	$10.40		$10.80		$9.95		$10.58		$10.22		$9.70

Total return (b)	(3.70)%		17.57%		(5.05)%		10.39%		5.93%		(2.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$652,658		$660,492		$504,549		$453,327		$291,951		$110,993
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.16	%(j)	1.13	%(j)	1.17	%(k)	1.22	%(m)	1.23%
Before waivers (a)(f)	1.20%		1.20%		1.20%		1.20%		1.23%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.22%		1.05%		1.00%		0.52%		0.34%		0.50	%(l)
Before waivers (a)(f)	0.17%		1.01%		0.93%		0.49%		0.32%		0.40	%(l)
Portfolio turnover rate^	82	%(z)	193%		183%		219%		54%		40	%(z)

Class K	January 1, 2016 to February 21, 2016‡	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.70	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.04
Net realized and unrealized gain (loss)	(0.26)	(0.31)

Total from investment operations	(0.26)	(0.27)

Less distributions:
Dividends from net investment income	—	(0.03)

Net asset value, end of period	$9.44	$9.70

Total return (b)	(2.68)%	(2.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$9,634
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.99%
Before waivers (a)(f)	1.03%	1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06)%	0.64	%(l)
Before waivers (a)(f)	(0.12)%	0.19	%(l)
Portfolio turnover rate^	54%	40	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer being offered, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Government Agency Securities	51.8%
U.S. Treasury Obligations	36.0
Exchange Traded Funds	11.1
Repurchase Agreements	0.7
Financials	0.3
Energy	0.0 #
Cash and Other	0.1

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,044.27	$3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.53	3.37
Class IB
Actual	1,000.00	1,044.57	3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.53	3.37
Class K
Actual	1,000.00	1,045.24	2.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.77	2.12

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.67%, 0.67% and 0.42%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.3%)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Petroleos Mexicanos 2.460%, 12/15/25	$2,750,000	$2,831,581

Total Energy		2,831,581

Financials (0.3%)
Diversified Financial Services (0.3%)
Private Export Funding Corp. Series II 2.050%, 11/15/22	10,325,000	10,727,847
Series KK 3.550%, 1/15/24	5,979,000	6,621,890
Series MM 2.300%, 9/15/20	2,500,000	2,510,532
Series NN 3.250%, 6/15/25	2,500,000	2,818,434

		22,678,703

Total Financials		22,678,703

Total Corporate Bonds		25,510,284

U.S. Government Agency Securities (51.8%)
FFCB 2.350%, 2/12/21	10,000,000	10,131,694
1.550%, 8/16/21 (x)	15,000,000	15,225,382
2.700%, 8/27/21	15,000,000	15,431,490
0.550%, 10/20/21	15,000,000	15,004,710
1.950%, 11/2/21	15,000,000	15,346,608
3.050%, 11/15/21	35,000,000	36,357,293
1.600%, 12/28/21	28,230,000	28,809,130
2.600%, 1/18/22	15,000,000	15,550,212
1.550%, 1/28/22	30,000,000	30,614,445
1.530%, 2/10/22	15,000,000	15,113,438
2.530%, 2/14/22	15,000,000	15,558,178
2.550%, 3/1/22	15,000,000	15,579,015
0.375%, 4/8/22	75,000,000	75,170,580
1.000%, 6/30/22	15,000,000	15,030,888
1.850%, 8/5/22	15,000,000	15,515,118
1.820%, 8/19/22	15,000,000	15,034,615
1.625%, 8/22/22	20,000,000	20,588,082
2.000%, 9/23/22	15,000,000	15,062,859
1.375%, 10/11/22	15,000,000	15,382,266
0.875%, 10/13/22	25,000,000	25,049,230
0.875%, 10/20/22	15,000,000	15,006,480
1.710%, 11/25/22	15,000,000	15,090,135
1.600%, 2/10/23	15,000,000	15,108,365
1.460%, 3/3/23	10,000,000	10,067,914
1.000%, 3/24/23	10,000,000	10,037,626
2.875%, 7/17/23	20,000,000	21,567,896
1.600%, 8/14/23	20,000,000	20,810,782
1.920%, 8/28/23	15,000,000	15,039,300
1.050%, 10/16/23	25,000,000	25,009,563
0.530%, 11/27/23	15,000,000	14,990,616
0.590%, 3/25/24	25,000,000	24,982,743
1.200%, 4/1/24	15,000,000	15,072,975
0.640%, 5/20/24	15,000,000	15,000,302
2.100%, 8/20/24	20,000,000	20,049,326
1.150%, 10/21/24	15,000,000	15,008,039
1.300%, 3/26/25	15,000,000	15,067,146
2.050%, 11/25/25	15,000,000	15,094,530
2.070%, 1/13/26	15,000,000	15,106,710
2.000%, 2/4/26	15,000,000	15,128,419
1.040%, 6/15/26	15,000,000	15,009,627
2.370%, 8/19/27	15,000,000	15,032,910
2.400%, 12/16/27	15,000,000	15,101,115
2.440%, 10/16/28	15,000,000	15,066,295
2.930%, 7/16/29	15,000,000	15,013,347
2.870%, 7/30/29	10,000,000	10,016,239
2.650%, 8/13/29	15,000,000	15,030,805
2.590%, 8/27/29	20,000,000	20,051,598
1.850%, 3/11/30	10,000,000	10,050,792
FHLB 1.875%, 7/7/21	56,315,000	57,260,782
1.125%, 7/14/21	77,500,000	78,265,460
3.000%, 10/12/21	50,000,000	51,784,435
1.625%, 11/19/21	33,980,000	34,643,806
1.875%, 11/29/21	98,500,000	100,849,550
2.625%, 12/10/21	9,825,000	10,164,412
1.625%, 12/20/21	14,035,000	14,325,672
2.250%, 3/11/22	5,000,000	5,168,970
2.125%, 6/10/22	20,000,000	20,698,808
1.875%, 12/9/22	22,250,000	23,126,788
2.500%, 12/9/22	20,000,000	21,080,904
1.375%, 2/17/23	20,000,000	20,590,374
3.250%, 6/9/23	10,000,000	10,858,899
3.375%, 9/8/23 (x)	50,000,000	54,880,065
2.500%, 2/13/24	51,865,000	55,976,271
2.875%, 6/14/24	13,085,000	14,364,339
1.500%, 8/15/24	47,875,000	50,121,740
2.875%, 9/13/24	46,180,000	50,971,822
2.000%, 12/11/24	25,000,000	25,080,022
2.750%, 12/13/24	40,000,000	44,053,280
1.950%, 2/21/25	25,000,000	25,056,657
2.375%, 3/14/25	10,000,000	10,892,090
0.500%, 4/14/25	41,290,000	41,358,513
3.125%, 6/13/25	10,000,000	11,285,165
3.250%, 6/9/28	25,000,000	29,566,697
3.250%, 11/16/28 (x)	66,335,000	78,868,169
FHLMC 1.125%, 8/12/21	40,000,000	40,419,128
2.375%, 1/13/22	100,000,000	103,323,170
1.200%, 4/6/22	25,000,000	25,000,000
0.350%, 5/13/22	15,000,000	14,978,405
0.250%, 6/8/22	10,000,000	10,001,193
0.375%, 6/8/22	25,000,000	25,002,085
0.300%, 6/30/22	15,000,000	14,994,490
0.400%, 12/29/22	15,000,000	14,993,922
1.300%, 4/6/23	15,000,000	15,000,000
0.375%, 4/20/23	25,000,000	25,053,535
0.950%, 4/20/23	15,000,000	15,029,151
0.375%, 5/5/23	25,000,000	25,052,737
0.550%, 5/19/23	20,000,000	19,993,886
0.500%, 6/8/23	25,000,000	24,987,265
2.750%, 6/19/23	100,000,000	107,351,430
0.250%, 6/26/23	8,960,000	8,943,346
0.550%, 6/30/23	15,000,000	14,995,916
0.700%, 6/10/24	15,000,000	15,005,830
1.500%, 2/12/25	60,000,000	62,833,722
1.500%, 4/3/25	15,000,000	15,000,000
1.200%, 4/17/25	15,000,000	15,006,650
0.900%, 5/28/25	10,000,000	10,005,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
6.750%, 9/15/29 (x)	$20,000,000	$30,152,880
FNMA 1.250%, 8/17/21	65,000,000	65,759,538
1.375%, 10/7/21	70,000,000	71,026,459
2.000%, 1/5/22	45,000,000	46,215,369
2.625%, 1/11/22	63,640,000	65,999,911
1.875%, 4/5/22	55,000,000	56,606,869
2.250%, 4/12/22	58,915,000	61,068,078
1.375%, 9/6/22	50,000,000	51,231,580
2.000%, 10/5/22 (x)	25,000,000	25,969,105
2.375%, 1/19/23	50,000,000	52,794,575
1.700%, 1/30/23	15,000,000	15,019,101
1.700%, 2/14/23	15,000,000	15,027,534
0.750%, 4/20/23	15,000,000	15,021,255
0.500%, 5/5/23	20,000,000	19,999,360
0.250%, 5/22/23	10,000,000	9,985,262
0.450%, 6/2/23	15,000,000	14,990,962
0.450%, 6/30/23	15,000,000	14,995,462
1.850%, 7/24/23	15,000,000	15,016,709
2.875%, 9/12/23	20,000,000	21,661,602
2.500%, 2/5/24	61,045,000	65,826,295
1.750%, 7/2/24	50,000,000	52,799,780
2.625%, 9/6/24	85,000,000	92,982,741
1.625%, 10/15/24	115,050,000	121,009,636
2.000%, 10/28/24	15,000,000	15,078,030
1.625%, 1/7/25	68,600,000	72,216,057
1.900%, 2/18/25	10,000,000	10,019,336
0.625%, 4/22/25	21,380,000	21,537,930
0.500%, 6/17/25	20,000,000	20,011,966
2.125%, 4/24/26	119,485,000	130,156,815
1.875%, 9/24/26	120,000,000	129,176,628
Hashemite Kingdom of Jordan AID Bonds 2.578%, 6/30/22	20,000,000	20,844,696
3.000%, 6/30/25	6,301,000	7,000,753
Iraq Government AID Bonds 2.149%, 1/18/22	19,135,000	19,615,941
State of Israel AID Bonds 5.500%, 9/18/23	20,000,000	23,277,682
5.500%, 4/26/24	27,579,000	32,829,509
Tennessee Valley Authority 3.875%, 2/15/21	10,345,000	10,579,212
1.875%, 8/15/22	12,000,000	12,361,233
2.875%, 9/15/24	20,000,000	21,995,534
0.750%, 5/15/25	8,330,000	8,429,521
6.750%, 11/1/25	15,779,000	20,881,944
2.875%, 2/1/27	48,000,000	54,052,838
Ukraine Government AID Bonds 1.471%, 9/29/21	25,000,000	25,337,968

Total U.S. Government Agency Securities		4,089,995,405

U.S. Treasury Obligations (36.0%)
U.S. Treasury Bonds 8.000%, 11/15/21	2,800,000	3,101,147
7.250%, 8/15/22	10,000,000	11,502,769
7.125%, 2/15/23	2,000,000	2,365,691
6.250%, 8/15/23	1,000,000	1,189,480
U.S. Treasury Notes 2.250%, 7/31/21	15,000,000	15,334,146
1.125%, 8/31/21	33,000,000	33,363,158
2.000%, 8/31/21	20,000,000	20,424,644
2.125%, 9/30/21	40,000,000	40,970,540
1.250%, 10/31/21	35,000,000	35,501,550
1.750%, 11/30/21	30,000,000	30,671,154
1.875%, 11/30/21	10,000,000	10,240,819
1.625%, 12/31/21	35,000,000	35,764,253
2.000%, 12/31/21	14,550,000	14,947,138
2.125%, 12/31/21	40,000,000	41,165,692
1.500%, 1/31/22	36,175,000	36,931,828
2.000%, 2/15/22	18,000,000	18,532,719
1.750%, 2/28/22	25,000,000	25,654,545
1.875%, 2/28/22	30,000,000	30,848,460
1.750%, 3/31/22	20,000,000	20,550,822
1.875%, 3/31/22	5,000,000	5,148,675
1.875%, 4/30/22	25,000,000	25,778,075
1.750%, 5/15/22	16,000,000	16,471,982
2.125%, 5/15/22	25,000,000	25,912,200
1.750%, 5/31/22	30,000,000	30,903,534
1.750%, 9/30/22	25,000,000	25,888,253
1.875%, 10/31/22	13,000,000	13,515,918
2.000%, 10/31/22	15,000,000	15,638,151
1.625%, 11/15/22	19,500,000	20,172,937
2.000%, 11/30/22	60,000,000	62,648,520
2.125%, 12/31/22	74,000,000	77,607,670
1.750%, 1/31/23	35,000,000	36,419,051
2.375%, 1/31/23	35,000,000	36,985,704
2.000%, 2/15/23	20,000,000	20,955,270
1.500%, 2/28/23	18,000,000	18,635,587
1.500%, 3/31/23	39,000,000	40,423,676
2.500%, 3/31/23	9,000,000	9,573,712
1.625%, 4/30/23	26,000,000	27,062,885
1.750%, 5/15/23	12,500,000	13,064,624
1.625%, 5/31/23	7,500,000	7,816,069
2.750%, 5/31/23	50,000,000	53,736,990
1.375%, 6/30/23	60,000,000	62,145,336
1.250%, 7/31/23	41,000,000	42,351,696
2.500%, 8/15/23	23,000,000	24,659,880
1.375%, 8/31/23	3,125,000	3,242,951
2.750%, 8/31/23	45,000,000	48,641,013
1.375%, 9/30/23	25,000,000	25,967,318
1.625%, 10/31/23	30,000,000	31,428,726
2.750%, 11/15/23	11,500,000	12,487,043
2.125%, 11/30/23	28,000,000	29,836,775
2.250%, 12/31/23	31,000,000	33,212,002
2.250%, 1/31/24	33,000,000	35,410,564
2.500%, 1/31/24	9,000,000	9,737,554
2.750%, 2/15/24	20,000,000	21,834,714
2.125%, 2/29/24	33,000,000	35,306,977
2.375%, 2/29/24	5,000,000	5,395,329
2.125%, 3/31/24	40,000,000	42,852,020
2.000%, 4/30/24	35,000,000	37,376,094
2.500%, 5/15/24	28,000,000	30,453,839
2.000%, 5/31/24	38,000,000	40,630,474
2.000%, 6/30/24	19,000,000	20,337,594
1.750%, 7/31/24	20,000,000	21,231,006
2.125%, 7/31/24	35,000,000	37,682,484
2.375%, 8/15/24	20,000,000	21,752,082
1.250%, 8/31/24	22,000,000	22,920,172
1.875%, 8/31/24	25,000,000	26,694,825
1.500%, 9/30/24	18,000,000	18,954,531
2.125%, 9/30/24	7,000,000	7,555,328
2.250%, 10/31/24	4,000,000	4,343,677
2.250%, 11/15/24	25,000,000	27,166,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 11/30/24	$24,000,000	$25,314,468
1.750%, 12/31/24	10,000,000	10,665,914
2.250%, 12/31/24	22,000,000	23,958,086
2.000%, 2/15/25	23,000,000	24,826,326
2.125%, 5/15/25	32,000,000	34,835,616
2.875%, 7/31/25	18,000,000	20,328,147
2.750%, 8/31/25	22,000,000	24,742,287
2.250%, 11/15/25	31,000,000	34,150,294
1.625%, 2/15/26	20,000,000	21,392,658
1.625%, 5/15/26	97,000,000	103,926,634
2.125%, 5/31/26	9,000,000	9,909,937
1.500%, 8/15/26	73,500,000	78,307,958
1.375%, 8/31/26	5,000,000	5,290,271
1.625%, 9/30/26	25,000,000	26,842,282
2.000%, 11/15/26	61,000,000	66,971,882
2.250%, 2/15/27	21,000,000	23,454,115
2.250%, 8/15/27	20,000,000	22,461,492
2.250%, 11/15/27	53,500,000	60,241,984
2.750%, 2/15/28	26,600,000	31,029,318
2.875%, 5/15/28	16,000,000	18,883,506
2.875%, 8/15/28	33,000,000	39,084,352
3.125%, 11/15/28	47,500,000	57,426,350
2.625%, 2/15/29	52,000,000	60,932,518
2.375%, 5/15/29	67,000,000	77,321,196
1.625%, 8/15/29	17,500,000	19,094,983
1.750%, 11/15/29	48,000,000	52,995,595
1.500%, 2/15/30	71,000,000	76,757,319

Total U.S. Treasury Obligations		2,846,174,115

Total Long-Term Debt Securities (88.1%) (Cost $6,638,839,964)		6,961,679,804

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (11.1%)
iShares 1-3 Year Treasury Bond ETF (x)	1,388,450	120,253,655
iShares 3-7 Year Treasury Bond ETF	6,067	810,976
iShares 7-10 Year Treasury Bond ETF (x)	1,083,450	132,040,051
Schwab Intermediate-Term U.S. Treasury ETF (x)	950,000	55,841,000
Schwab Short-Term U.S. Treasury ETF (x)	950,000	49,048,500
Vanguard Intermediate-Term Treasury ETF (x)	3,900,000	275,223,000
Vanguard Short-Term Treasury ETF (x)	3,900,000	242,580,000

Total Exchange Traded Funds (11.1%) (Cost $796,745,421)		875,797,182

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $2,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% -2.250%, maturing 3/31/21 - 2/15/43; total market value $2,040,002. (xx)	$2,000,000	2,000,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $800,005, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 -7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $816,000. (xx)	800,000	800,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $6,629,665, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $6,762,246. (xx)	6,629,653	6,629,653
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $19,001,034, collateralized by various Common Stocks; total market value $21,115,361. (xx)	19,000,000	19,000,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $6,900,038, collateralized by various Common Stocks; total market value $7,667,924. (xx)	6,900,000	6,900,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $2,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% -2.875%, maturing 4/15/21 - 11/15/49; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $15,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% -8.000%, maturing 7/14/20 -2/15/50; total market value $15,300,000. (xx)	15,000,000	15,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $3,700,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $4,111,505. (xx)	$3,700,000	$3,700,000

Total Repurchase Agreements		56,029,653

Total Short-Term Investments (0.7%) (Cost $56,029,653)		56,029,653

Total Investments in Securities (99.9%) (Cost $7,491,615,038)		7,893,506,639
Other Assets Less Liabilities (0.1%)		8,897,566

Net Assets (100%)		$7,902,404,205

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $77,876,173. This was collateralized by $23,470,205 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 7/14/20 - 8/15/48 and by cash of $56,029,653 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$2,831,581	$—	$2,831,581
Financials	—	22,678,703	—	22,678,703
Exchange Traded Funds	875,797,182	—	—	875,797,182
Short-Term Investments
Repurchase Agreements	—	56,029,653	—	56,029,653
U.S. Government Agency Securities	—	4,089,995,405	—	4,089,995,405
U.S. Treasury Obligations	—	2,846,174,115	—	2,846,174,115

Total Assets	$875,797,182	$7,017,709,457	$—	$7,893,506,639

Total Liabilities	$—	$—	$—	$—

Total	$875,797,182	$7,017,709,457	$—	$7,893,506,639

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,528,253,672
Long-term U.S. government debt securities	1,085,120,117

$2,613,373,789

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,208,702,083
Long-term U.S. government debt securities	1,275,620,311

$2,484,322,394

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$401,222,695
Aggregate gross unrealized depreciation	(118,957)

Net unrealized appreciation	$401,103,738

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,492,402,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $7,435,585,385)	$7,837,476,986
Repurchase Agreements (Cost $56,029,653)	56,029,653
Cash	39,048,436
Dividends, interest and other receivables	32,430,386
Receivable for Portfolio shares sold	718,428
Securities lending income receivable	29,255
Other assets	96,442

Total assets	7,965,829,586

LIABILITIES
Payable for return of collateral on securities loaned	56,029,653
Payable for Portfolio shares redeemed	4,449,459
Investment management fees payable	1,981,651
Administrative fees payable	625,574
Distribution fees payable – Class IB	71,925
Distribution fees payable – Class IA	19,517
Accrued expenses	247,602

Total liabilities	63,425,381

NET ASSETS	$7,902,404,205

Net assets were comprised of:
Paid in capital	$7,450,025,654
Total distributable earnings (loss)	452,378,551

Net assets	$7,902,404,205

Class IA
Net asset value, offering and redemption price per share, $95,249,135 / 8,782,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.85

Class IB
Net asset value, offering and redemption price per share, $354,538,563 / 32,889,973 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.78

Class K
Net asset value, offering and redemption price per share, $7,452,616,507 / 686,325,603 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86

(x)	Includes value of securities on loan of $77,876,173.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$65,097,468
Dividends	5,881,167
Securities lending (net)	414,159

Total income	71,392,794

EXPENSES
Investment management fees	11,987,691
Administrative fees	3,732,297
Distribution fees – Class IB	423,884
Printing and mailing expenses	294,923
Professional fees	144,059
Trustees’ fees	122,680
Distribution fees – Class IA	114,966
Custodian fees	74,591
Miscellaneous	84,413

Total expenses	16,979,504

NET INVESTMENT INCOME (LOSS)	54,413,290

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	31,738,835
Net change in unrealized appreciation (depreciation) on investments in securities	260,683,993

NET REALIZED AND UNREALIZED GAIN (LOSS)	292,422,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$346,836,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,413,290	$132,883,646
Net realized gain (loss)	31,738,835	8,118,587
Net change in unrealized appreciation (depreciation)	260,683,993	189,864,749

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	346,836,118	330,866,982

Distributions to shareholders:
Class IA	—	(1,383,060)
Class IB	—	(5,117,059)
Class K	—	(126,868,624)

Total distributions to shareholders	—	(133,368,743)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [998,899 and 627,421 shares, respectively]	10,686,718	6,496,197
Capital shares issued in reinvestment of dividends [0 and 133,141 shares, respectively]	—	1,383,060
Capital shares repurchased [(766,787) and (1,346,935) shares, respectively]	(8,188,130)	(13,969,450)

Total Class IA transactions	2,498,588	(6,090,193)

Class IB
Capital shares sold [8,463,416 and 5,647,022 shares, respectively]	90,221,215	58,081,997
Capital shares issued in reinvestment of dividends [0 and 495,610 shares, respectively]	—	5,117,059
Capital shares repurchased [(7,138,503) and (7,404,729) shares, respectively]	(76,125,536)	(76,213,963)

Total Class IB transactions	14,095,679	(13,014,907)

Class K
Capital shares sold [266,801,455 and 115,974,230 shares, respectively]	2,866,169,804	1,199,859,658
Capital shares issued in reinvestment of dividends [0 and 12,214,890 shares, respectively]	—	126,868,624
Capital shares repurchased [(259,549,307) and (210,000,340) shares, respectively]	(2,794,385,608)	(2,166,318,996)

Total Class K transactions	71,784,196	(839,590,714)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	88,378,463	(858,695,814)

TOTAL INCREASE (DECREASE) IN NET ASSETS	435,214,581	(661,197,575)
NET ASSETS:
Beginning of period	7,467,189,624	8,128,387,199

End of period	$7,902,404,205	$7,467,189,624

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.39		$10.13	$10.18	$10.23	$10.28	$10.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.16	0.13	0.09	0.07	0.06
Net realized and unrealized gain (loss)	0.40		0.26	(0.05)	(0.04)	(0.03)	(0.02)

Total from investment operations	0.46		0.42	0.08	0.05	0.04	0.04

Less distributions:
Dividends from net investment income	—		(0.16)	(0.13)	(0.09)	(0.07)	(0.06)
Distributions from net realized gains	—		—	—	(0.01)	(0.02)	(0.01)

Total dividends and distributions	—		(0.16)	(0.13)	(0.10)	(0.09)	(0.07)

Net asset value, end of period	$10.85		$10.39	$10.13	$10.18	$10.23	$10.28

Total return (b)	4.43%		4.18%	0.81%	0.42%	0.39%	0.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$95,249		$88,801	$92,532	$136,657	$147,299	$148,253
Ratio of expenses to average net assets (a)(f)	0.67%		0.67%	0.67%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets (a)(f)	1.16%		1.50%	1.27%	0.85%	0.68%	0.59%
Portfolio turnover rate^	32	%(z)	59%	70%	44%	54%	39%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.32		$10.07	$10.12	$10.17	$10.22	$10.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.15	0.13	0.09	0.07	0.06
Net realized and unrealized gain (loss)	0.40		0.26	(0.05)	(0.04)	(0.03)	(0.02)

Total from investment operations	0.46		0.41	0.08	0.05	0.04	0.04

Less distributions:
Dividends from net investment income	—		(0.16)	(0.13)	(0.09)	(0.07)	(0.06)
Distributions from net realized gains	—		—	—	(0.01)	(0.02)	(0.01)

Total dividends and distributions	—		(0.16)	(0.13)	(0.10)	(0.09)	(0.07)

Net asset value, end of period	$10.78		$10.32	$10.07	$10.12	$10.17	$10.22

Total return (b)	4.46%		4.11%	0.82%	0.42%	0.39%	0.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$354,539		$325,835	$330,469	$360,908	$387,701	$399,876
Ratio of expenses to average net assets (a)(f)	0.67%		0.67%	0.67%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets (a)(f)	1.16%		1.50%	1.27%	0.85%	0.68%	0.59%
Portfolio turnover rate^	32	%(z)	59%	70%	44%	54%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.39		$10.13	$10.17	$10.23	$10.28	$10.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.18	0.15	0.11	0.10	0.09
Net realized and unrealized gain (loss)	0.40		0.27	(0.03)	(0.05)	(0.03)	(0.02)

Total from investment operations	0.47		0.45	0.12	0.06	0.07	0.07

Less distributions:
Dividends from net investment income	—		(0.19)	(0.16)	(0.11)	(0.10)	(0.09)
Distributions from net realized gains	—		—	—	(0.01)	(0.02)	(0.01)

Total dividends and distributions	—		(0.19)	(0.16)	(0.12)	(0.12)	(0.10)

Net asset value, end of period	$10.86		$10.39	$10.13	$10.17	$10.23	$10.28

Total return (b)	4.52%		4.44%	1.16%	0.57%	0.65%	0.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,452,617		$7,052,553	$7,705,387	$7,583,418	$7,589,592	$7,312,497
Ratio of expenses to average net assets (a)(f)	0.42%		0.42%	0.42%	0.44%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (a)(f)	1.41%		1.75%	1.53%	1.10%	0.93%	0.84%
Portfolio turnover rate^	32	%(z)	59%	70%	44%	54%	39%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Financials	$162,957,705	12.2%
Health Care	161,556,958	12.1
Industrials	144,271,740	10.8
Consumer Staples	130,573,006	9.8
Exchange Traded Funds	129,298,259	9.7
Consumer Discretionary	123,485,807	9.2
Information Technology	118,700,950	8.9
Materials	84,108,449	6.3
Repurchase Agreements	60,578,776	4.6
Communication Services	47,647,707	3.6
Energy	38,636,462	2.9
Utilities	28,591,045	2.1
Real Estate	22,743,725	1.7
Investment Company	7,000,000	0.5
Cash and Other	75,114,438	5.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$883.41	$4.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.78	5.13
Class IB
Actual	1,000.00	883.51	4.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.78	5.13
Class K
Actual	1,000.00	884.62	3.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.02	3.88

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.02%, 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.1%)
Afterpay Ltd.*	10,780	$464,600
AGL Energy Ltd.	33,656	396,941
AMP Ltd.*	169,708	217,575
Ampol Ltd.	12,475	253,421
APA Group	60,850	468,567
Aristocrat Leisure Ltd.	29,342	518,917
ASX Ltd.	10,057	594,278
Aurizon Holdings Ltd.	100,915	343,588
AusNet Services	92,380	106,561
Australia & New Zealand Banking Group Ltd.	143,359	1,855,235
BHP Group Ltd.	148,987	3,697,377
BHP Group plc	106,609	2,188,647
BlueScope Steel Ltd.	26,536	215,221
Brambles Ltd.	135,860	1,022,055
CIMIC Group Ltd.	4,886	81,857
Coca-Cola Amatil Ltd.	24,554	147,187
Cochlear Ltd.	3,232	421,711
Coles Group Ltd.	67,494	801,757
Commonwealth Bank of Australia	89,530	4,311,716
Computershare Ltd.	24,947	229,234
Crown Resorts Ltd.	17,708	118,340
CSL Ltd.	22,954	4,550,699
Dexus (REIT)	60,023	382,503
Evolution Mining Ltd.	81,425	325,521
Fortescue Metals Group Ltd.	84,640	812,138
Glencore plc*	504,955	1,068,813
Goodman Group (REIT)	82,674	850,862
GPT Group (The) (REIT)	102,790	297,163
Insurance Australia Group Ltd.	121,123	484,174
Lendlease Group	30,816	264,465
Macquarie Group Ltd.	16,595	1,365,998
Magellan Financial Group Ltd.	6,725	273,729
Medibank Pvt Ltd.	149,628	309,566
Mirvac Group (REIT)	198,544	298,860
National Australia Bank Ltd.	161,696	2,044,325
Newcrest Mining Ltd.	40,864	911,073
Northern Star Resources Ltd.	37,188	353,975
Oil Search Ltd.	363,754	801,040
Orica Ltd.	19,764	227,229
Origin Energy Ltd.	88,771	359,602
Qantas Airways Ltd.	38,454	100,739
QBE Insurance Group Ltd.	73,136	449,610
Ramsay Health Care Ltd.	9,014	415,488
REA Group Ltd.	2,703	202,306
Rio Tinto Ltd.	19,030	1,290,391
Rio Tinto plc	56,942	3,204,123
Rio Tinto plc (ADR)	47,144	2,648,550
Santos Ltd.	90,081	331,220
Scentre Group (REIT)	272,860	410,870
SEEK Ltd.	17,439	264,684
Sonic Healthcare Ltd.	22,750	480,277
South32 Ltd.	254,690	360,638
Stockland (REIT)	121,689	279,513
Suncorp Group Ltd.	64,322	411,813
Sydney Airport	54,929	215,368
Tabcorp Holdings Ltd.	97,090	227,362
Telstra Corp. Ltd.	214,257	463,816
TPG Telecom Ltd.*	19,853	121,935
Transurban Group	137,652	1,344,184
Treasury Wine Estates Ltd.	35,773	258,963
Tuas Ltd.*	9,927	4,624
Vicinity Centres (REIT)	159,395	158,065
Washington H Soul Pattinson & Co. Ltd. (x)	6,054	82,094
Wesfarmers Ltd.	56,951	1,768,881
Westpac Banking Corp.	182,061	2,267,848
WiseTech Global Ltd.	7,549	100,964
Woodside Petroleum Ltd.	48,042	722,009
Woolworths Group Ltd.	63,315	1,632,766

		54,655,621

Austria (0.3%)
ANDRITZ AG	3,232	117,541
Erste Group Bank AG	95,775	2,250,631
OMV AG*	7,664	255,882
Raiffeisen Bank International AG*	6,997	124,459
Verbund AG (x)	3,742	167,361
voestalpine AG (x)	75,492	1,621,931

		4,537,805

Belgium (0.5%)
Ageas SA/NV	9,114	322,343
Anheuser-Busch InBev SA/NV	38,536	1,899,309
Colruyt SA	3,111	171,069
Elia Group SA/NV	1,557	168,828
Galapagos NV*	2,122	416,567
Groupe Bruxelles Lambert SA	4,192	351,240
KBC Group NV	12,494	715,581
Proximus SADP	7,212	146,858
Sofina SA	778	205,163
Solvay SA	3,688	294,891
Telenet Group Holding NV	1,895	77,925
UCB SA	6,319	731,417
Umicore SA (x)	10,091	474,471

		5,975,662

Brazil (0.5%)
Ambev SA*	1,169,900	3,072,060
Banco Bradesco SA (ADR)	551,281	2,100,381
Petroleo Brasileiro SA (ADR)*	227,912	1,884,832

		7,057,273

Canada (1.1%)
Agnico Eagle Mines Ltd.	29,933	1,916,673
Canadian National Railway Co.	38,805	3,436,959
Element Fleet Management Corp.	130,514	973,856
Franco-Nevada Corp.	10,372	1,448,917
Magna International, Inc.	45,635	2,032,331
Restaurant Brands International, Inc.	47,740	2,608,036
Ritchie Bros Auctioneers, Inc.	50,712	2,064,564

		14,481,336

Chile (0.1%)
Antofagasta plc	19,452	225,590
Sociedad Quimica y Minera de Chile SA (ADR)	41,130	1,072,259

		1,297,849

China (2.2%)
51job, Inc. (ADR)*	8,959	643,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Alibaba Group Holding Ltd. (ADR)*	10,985	$2,369,464
Anhui Conch Cement Co. Ltd., Class H	282,000	1,896,735
Baidu, Inc. (ADR)*	12,641	1,515,529
BeiGene Ltd. (ADR)*	1,793	337,801
BOC Hong Kong Holdings Ltd.	189,543	601,811
Budweiser Brewing Co. APAC Ltd. (m)	86,800	252,177
BYD Co. Ltd., Class H (x)	287,000	2,211,129
China Life Insurance Co. Ltd., Class H*	998,000	2,004,335
China Oilfield Services Ltd., Class H	3,100,000	2,788,400
China Resources Gas Group Ltd.	76,000	369,842
Prosus NV*	55,075	5,111,528
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	510,500	1,707,453
Sinopharm Group Co. Ltd., Class H	556,400	1,425,920
Tencent Holdings Ltd.	65,600	4,213,738
TravelSky Technology Ltd., Class H	588,000	1,036,029
Wilmar International Ltd.	97,955	288,507
Yangzijiang Shipbuilding Holdings Ltd.	143,834	96,099

		28,869,664

Colombia (0.2%)
Bancolombia SA (ADR)	67,118	1,765,875
Ecopetrol SA (ADR)	58,815	654,611

		2,420,486

Czech Republic (0.0%)
Komercni banka A/S*	10,146	235,863

Denmark (1.6%)
Ambu A/S, Class B	8,228	258,612
AP Moller – Maersk A/S, Class A	185	200,647
AP Moller – Maersk A/S, Class B	324	377,173
Carlsberg A/S, Class B	5,379	710,566
Chr Hansen Holding A/S	21,748	2,241,801
Coloplast A/S, Class B	6,097	945,210
Danske Bank A/S*	34,769	462,461
Demant A/S*	5,775	152,185
DSV Panalpina A/S	10,697	1,304,989
Genmab A/S*	10,190	3,408,772
GN Store Nord A/S	6,463	344,130
H Lundbeck A/S	3,686	138,536
Novo Nordisk A/S, Class B	121,915	7,889,263
Novozymes A/S, Class B	10,490	606,209
Orsted A/S (m)	9,513	1,097,132
Pandora A/S	5,065	274,962
Tryg A/S	6,565	189,944
Vestas Wind Systems A/S	10,026	1,020,197

		21,622,789

Finland (0.6%)
Elisa OYJ	7,299	443,670
Fortum OYJ	23,199	440,116
Kone OYJ, Class B	17,333	1,191,068
Metso OYJ	5,003	163,722
Neste OYJ	21,231	829,171
Nokia OYJ	287,726	1,260,053
Nordea Bank Abp (Aquis Stock Exchange)	2,447	16,878
Nordea Bank Abp (Turquoise Stock Exchange)	161,086	1,110,188
Orion OYJ, Class B	5,691	275,140
Sampo OYJ, Class A	23,744	815,753
Stora Enso OYJ, Class R	30,026	358,068
UPM-Kymmene OYJ	26,987	778,791
Wartsila OYJ Abp	21,524	177,670

		7,860,288

France (9.4%)
Accor SA*	53,108	1,440,981
Aeroports de Paris	1,430	146,610
Air Liquide SA	42,515	6,125,940
Airbus SE*	29,516	2,100,322
Alstom SA	43,990	2,043,249
Amundi SA (m)*	12,695	992,990
Arkema SA	3,429	327,459
Atos SE*	4,907	417,654
AXA SA (x)‡	97,732	2,039,580
BioMerieux	2,012	276,248
BNP Paribas SA*	99,544	3,946,233
Bollore SA	48,532	152,211
Bouygues SA*	11,309	385,772
Bureau Veritas SA*	14,731	310,370
Capgemini SE (x)	33,438	3,824,991
Carrefour SA	31,777	490,552
Casino Guichard Perrachon SA*	2,191	81,154
Cie de Saint-Gobain*	26,084	937,525
Cie Generale des Etablissements Michelin SCA (x)	8,683	899,526
CNP Assurances*	8,004	91,977
Covivio (REIT)	2,419	175,070
Credit Agricole SA*	59,852	565,347
Danone SA	79,130	5,468,003
Dassault Aviation SA*	131	120,616
Dassault Systemes SE	11,080	1,909,568
Edenred	56,209	2,455,595
Eiffage SA*	4,043	369,153
Electricite de France SA	32,102	295,625
Engie SA*	91,665	1,131,451
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	4,356	559,548
EssilorLuxottica SA (Turquoise Stock Exchange)*	41,243	5,286,090
Eurazeo SE*	2,154	110,305
Faurecia SE*	3,637	141,799
Gecina SA (REIT) (x)	2,312	285,400
Getlink SE*	21,669	312,294
Hermes International	1,616	1,348,751
Icade (REIT)	1,620	112,710
Iliad SA	759	147,933
Ingenico Group SA*	3,120	496,832
Ipsen SA	2,060	174,921
JCDecaux SA*	55,908	1,038,414
Kering SA	8,003	4,346,987
Klepierre SA (REIT) (x)	10,221	203,366
La Francaise des Jeux SAEM (m)	4,300	132,504
Legrand SA	24,173	1,834,199

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
L’Oreal SA	26,353	$8,448,511
LVMH Moet Hennessy Louis Vuitton SE	28,965	12,686,638
Natixis SA*	52,998	138,085
Orange SA	99,870	1,193,065
Orpea	2,603	300,657
Pernod Ricard SA	40,050	6,294,631
Peugeot SA*	29,088	472,174
Publicis Groupe SA	11,501	371,790
Remy Cointreau SA (x)	1,297	176,475
Renault SA*	9,620	243,505
Safran SA*	48,488	4,850,365
Sanofi	76,934	7,827,192
Sartorius Stedim Biotech	1,338	337,730
Schneider Electric SE	62,389	6,916,926
SCOR SE*	8,196	224,305
SEB SA	1,220	201,433
Societe Generale SA*	40,465	673,211
Sodexo SA	26,108	1,763,603
Suez SA	18,565	217,371
Teleperformance*	6,295	1,595,932
Thales SA	21,435	1,729,020
TOTAL SA (x)	165,400	6,300,021
Ubisoft Entertainment SA*	19,176	1,579,329
Unibail-Rodamco-Westfield (REIT) (x)	6,992	393,292
Valeo SA	12,598	329,994
Veolia Environnement SA	26,570	596,782
Vinci SA	25,880	2,379,893
Vivendi SA	41,908	1,074,151
Wendel SE	1,377	131,111
Worldline SA (m)*	6,559	566,677

		126,067,694

Germany (7.4%)
adidas AG*	9,598	2,511,026
Allianz SE (Registered)	36,844	7,515,209
Aroundtown SA*	62,588	358,238
BASF SE	46,452	2,595,736
Bayer AG (Registered)	83,350	6,117,855
Bayerische Motoren Werke AG	16,991	1,082,482
Bayerische Motoren Werke AG (Preference) (q)	3,282	158,834
Beiersdorf AG	5,314	602,899
Brenntag AG	29,143	1,529,921
Carl Zeiss Meditec AG	2,186	213,000
Commerzbank AG*	49,880	222,075
Continental AG	24,275	2,371,055
Covestro AG (m)	9,437	358,146
Daimler AG (Registered)	43,247	1,752,954
Delivery Hero SE (m)*	6,453	657,478
Deutsche Bank AG (Registered)*	100,761	955,414
Deutsche Boerse AG	9,533	1,723,080
Deutsche Lufthansa AG (Registered)*	12,188	122,141
Deutsche Post AG (Registered)	102,690	3,746,097
Deutsche Telekom AG (Registered)	168,568	2,819,705
Deutsche Wohnen SE	17,267	774,609
E.ON SE	116,045	1,304,666
Evonik Industries AG	9,693	245,555
Fraport AG Frankfurt Airport Services Worldwide*	2,176	94,816
Fresenius Medical Care AG & Co. KGaA	10,843	924,449
Fresenius SE & Co. KGaA	21,136	1,043,291
FUCHS PETROLUB SE (Preference) (q)	3,674	147,384
GEA Group AG	47,417	1,496,448
Hannover Rueck SE	3,094	532,177
HeidelbergCement AG	7,630	406,538
Henkel AG & Co. KGaA	5,240	435,475
Henkel AG & Co. KGaA (Preference) (q)	9,011	837,709
HOCHTIEF AG	1,124	99,484
Infineon Technologies AG	174,311	4,074,223
KION Group AG	3,080	189,080
Knorr-Bremse AG*	2,627	265,800
LANXESS AG	4,512	237,174
LEG Immobilien AG	3,447	437,318
Merck KGaA	26,192	3,036,427
METRO AG	10,574	99,898
MTU Aero Engines AG	10,142	1,752,809
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,279	1,889,085
Nemetschek SE	2,890	198,289
Porsche Automobil Holding SE (Preference) (q)*	7,758	444,612
Puma SE*	4,182	322,497
Rheinmetall AG	39,959	3,456,014
RWE AG	70,966	2,482,664
SAP SE	125,646	17,489,365
Sartorius AG (Preference) (q)	1,833	602,189
Scout24 AG (m)	5,370	417,385
Siemens AG (Registered)	51,940	6,101,276
Siemens Healthineers AG (m)	7,689	368,241
Symrise AG	21,207	2,460,429
TeamViewer AG (m)*	6,518	355,611
Telefonica Deutschland Holding AG	52,488	154,825
thyssenkrupp AG*	21,981	155,450
Uniper SE	10,934	352,869
United Internet AG (Registered)	5,260	221,954
Volkswagen AG	1,674	268,688
Volkswagen AG (Preference) (q)	9,312	1,408,237
Vonovia SE	54,506	3,338,866
Zalando SE (m)*	7,648	537,875

		98,875,096

Hong Kong (2.0%)
AIA Group Ltd.	1,345,052	12,518,491
ASM Pacific Technology Ltd.	14,607	154,383
Bank of East Asia Ltd. (The)	69,027	157,784
CK Asset Holdings Ltd.	128,205	762,367
CK Infrastructure Holdings Ltd.	30,340	156,320
CLP Holdings Ltd.	82,564	808,528
Dairy Farm International Holdings Ltd.	19,300	89,881
Hang Lung Properties Ltd.	110,438	261,810
Hang Seng Bank Ltd.	38,074	642,852
Henderson Land Development Co. Ltd.	72,906	276,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares		Value (Note 1)
HK Electric Investments & HK Electric Investments Ltd. (m)	122,500		$127,257
HKT Trust & HKT Ltd.	188,042		276,401
Hong Kong & China Gas Co. Ltd.	541,600		837,529
Hong Kong Exchanges & Clearing Ltd.	61,339		2,614,188
Hongkong Land Holdings Ltd.	61,500		242,310
Jardine Matheson Holdings Ltd.	11,100		460,761
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	10,400		216,736
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	1,000		21,585
Kerry Properties Ltd.	36,732		94,901
Link REIT (REIT)	105,999		864,930
Melco Resorts & Entertainment Ltd. (ADR)	90,043		1,397,467
MTR Corp. Ltd.	74,118		383,364
New World Development Co. Ltd.	75,559		359,141
NWS Holdings Ltd.	91,062		78,676
PCCW Ltd.	225,559		128,700
Power Assets Holdings Ltd.	70,996		385,532
Sino Land Co. Ltd.	165,239		208,054
Sun Hung Kai Properties Ltd.	65,278		831,916
Swire Pacific Ltd., Class A	25,331		133,988
Swire Properties Ltd.	57,600		146,276
Techtronic Industries Co. Ltd.	70,500		687,779
WH Group Ltd. (m)	475,500		408,067
Wharf Real Estate Investment Co. Ltd. (x)	84,330		402,457

			27,136,519

India (0.7%)
Adani Ports & Special Economic Zone Ltd.	102,561		472,003
HDFC Bank Ltd.	183,160		2,610,873
HDFC Bank Ltd. (ADR)	50,433		2,292,684
ICICI Bank Ltd. (ADR)	205,701		1,910,962
Infosys Ltd. (ADR)	106,556		1,029,331
ITC Ltd.*	373,291		965,400

			9,281,253

Ireland (1.0%)
AerCap Holdings NV*	6,301		194,071
CRH plc	99,106		3,389,714
Flutter Entertainment plc (Aquis Stock Exchange)	7,806		1,024,640
Flutter Entertainment plc (Dublin Stock Exchange)	10,885		1,427,367
ICON plc*	23,467		3,953,251
Kerry Group plc, Class A	16,234		2,019,622
Kingspan Group plc	7,782		500,806
Smurfit Kappa Group plc	11,591		386,800

			12,896,271

Israel (0.5%)
Azrieli Group Ltd.	2,018		91,405
Bank Hapoalim BM	56,645		339,280
Bank Leumi Le-Israel BM	70,852		357,008
Check Point Software Technologies Ltd.*	24,668		2,650,083
Elbit Systems Ltd.	1,207		166,119
ICL Group Ltd.	29,531		87,906
Isracard Ltd.	—	#	1
Israel Discount Bank Ltd., Class A	53,507		163,725
Mizrahi Tefahot Bank Ltd.	7,555		142,206
Nice Ltd.*	3,189		602,402
Nice Ltd. (ADR)*	6,818		1,290,238
Teva Pharmaceutical Industries Ltd. (ADR)*	53,177		655,672
Wix.com Ltd.*	2,579		660,791

			7,206,836

Italy (1.4%)
Assicurazioni Generali SpA	55,795		843,205
Atlantia SpA*	25,818		414,081
Davide Campari-Milano SpA	29,631		249,372
DiaSorin SpA	1,271		243,128
Enel SpA	411,344		3,543,800
Eni SpA	127,819		1,217,127
Ferrari NV	6,170		1,051,337
FinecoBank Banca Fineco SpA*	29,909		403,027
Infrastrutture Wireless Italiane SpA (m)	12,098		121,148
Intesa Sanpaolo SpA*	749,801		1,432,392
Leonardo SpA	20,725		137,118
Mediobanca Banca di Credito Finanziario SpA	144,065		1,032,253
Moncler SpA*	9,766		372,892
Nexi SpA (m)*	18,893		326,367
Pirelli & C SpA (m)*	22,778		96,472
Poste Italiane SpA (m)	27,351		237,494
Prysmian SpA	179,540		4,153,241
Recordati SpA	5,680		283,398
Snam SpA	104,531		508,423
Telecom Italia SpA (Aquis Stock Exchange)	300,162		116,197
Telecom Italia SpA (Turquoise Stock Exchange)	430,735		169,013
Terna Rete Elettrica Nazionale SpA	70,174		481,790
UniCredit SpA*	106,953		981,891

			18,415,166

Japan (16.1%)
ABC-Mart, Inc.	1,940		113,502
Acom Co. Ltd.	17,200		65,561
Advantest Corp.	10,100		573,689
Aeon Co. Ltd.	33,352		774,671
AEON Financial Service Co. Ltd.	60,700		662,096
Aeon Mall Co. Ltd.	5,768		76,520
AGC, Inc. (x)	9,050		257,443
Air Water, Inc.	8,800		124,125
Aisin Seiki Co. Ltd.	8,038		234,241
Ajinomoto Co., Inc.	21,768		361,653
Alfresa Holdings Corp.	8,964		186,613
Amada Co. Ltd.	17,548		143,430
ANA Holdings, Inc. (x)*	6,130		139,411
Aozora Bank Ltd. (x)	5,291		92,109
Asahi Group Holdings Ltd. (x)	19,487		682,693
Asahi Intecc Co. Ltd.	9,300		264,263
Asahi Kasei Corp.	62,578		508,419
Astellas Pharma, Inc.	94,850		1,578,933
Bandai Namco Holdings, Inc.	29,019		1,525,126
Bank of Kyoto Ltd. (The)	2,616		92,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Benesse Holdings, Inc.	4,374	$117,623
Bridgestone Corp. (x)	27,064	870,789
Brother Industries Ltd.	10,615	191,276
Calbee, Inc.	4,300	118,903
Canon, Inc. (x)	51,330	1,021,209
Casio Computer Co. Ltd.	10,527	182,687
Central Japan Railway Co.	7,200	1,114,542
Chiba Bank Ltd. (The)	27,572	129,962
Chubu Electric Power Co., Inc.	33,254	418,278
Chugai Pharmaceutical Co. Ltd.	96,441	5,155,454
Chugoku Electric Power Co., Inc. (The) (x)	13,862	185,091
Coca-Cola Bottlers Japan, Inc.	6,600	119,621
Concordia Financial Group Ltd.	58,600	187,595
Cosmos Pharmaceutical Corp.	1,000	153,262
CyberAgent, Inc.	4,800	235,471
Dai Nippon Printing Co. Ltd.	12,981	297,318
Daicel Corp.	13,455	103,966
Daifuku Co. Ltd.	17,900	1,563,876
Dai-ichi Life Holdings, Inc.	54,500	649,082
Daiichi Sankyo Co. Ltd.	28,487	2,326,438
Daikin Industries Ltd.	12,523	2,013,776
Daito Trust Construction Co. Ltd.	3,238	297,508
Daiwa House Industry Co. Ltd.	28,558	673,559
Daiwa House REIT Investment Corp. (REIT)	90	211,967
Daiwa Securities Group, Inc.	79,876	333,222
Denso Corp.	85,112	3,320,336
Dentsu Group, Inc. (x)	11,274	267,422
Disco Corp.	1,400	338,973
East Japan Railway Co.	15,525	1,075,880
Eisai Co. Ltd.	12,554	995,102
Electric Power Development Co. Ltd.	7,703	146,043
ENEOS Holdings, Inc.	151,938	538,345
FamilyMart Co. Ltd.	12,416	213,071
FANUC Corp.	9,744	1,741,181
Fast Retailing Co. Ltd.	2,916	1,669,575
Fuji Electric Co. Ltd.	5,457	149,147
FUJIFILM Holdings Corp.	18,668	798,779
Fujitsu Ltd.	9,874	1,155,792
Fukuoka Financial Group, Inc.	8,996	141,976
GLP J-Reit (REIT)	182	264,284
GMO Payment Gateway, Inc.	2,200	229,260
Hakuhodo DY Holdings, Inc.	9,660	114,800
Hamamatsu Photonics KK	7,400	320,443
Hankyu Hanshin Holdings, Inc.	12,000	405,607
Hikari Tsushin, Inc.	1,100	250,513
Hino Motors Ltd.	15,530	104,914
Hirose Electric Co. Ltd.	1,567	171,772
Hisamitsu Pharmaceutical Co., Inc.	2,567	138,329
Hitachi Construction Machinery Co. Ltd.	4,751	131,409
Hitachi Ltd.	219,442	6,927,661
Hitachi Metals Ltd.	10,086	120,081
Honda Motor Co. Ltd.	82,304	2,104,164
Hoshizaki Corp.	2,700	231,358
Hoya Corp.	40,002	3,830,790
Hulic Co. Ltd. (x)	14,400	136,389
Idemitsu Kosan Co. Ltd.	10,295	218,416
Iida Group Holdings Co. Ltd.	7,100	108,737
Inpex Corp. (x)	50,400	312,025
Isetan Mitsukoshi Holdings Ltd.	17,448	100,043
Isuzu Motors Ltd.	29,769	268,824
Ito En Ltd.	2,700	152,212
ITOCHU Corp.	67,532	1,454,311
Itochu Techno-Solutions Corp.	4,900	183,639
Japan Airlines Co. Ltd.	5,458	98,383
Japan Airport Terminal Co. Ltd. (x)	12,000	511,097
Japan Exchange Group, Inc.	24,800	572,889
Japan Post Bank Co. Ltd.	18,800	139,800
Japan Post Holdings Co. Ltd.	79,000	561,767
Japan Post Insurance Co. Ltd.	11,900	156,016
Japan Prime Realty Investment Corp. (REIT) (x)	43	126,733
Japan Real Estate Investment Corp. (REIT)	69	353,908
Japan Retail Fund Investment Corp. (REIT)	128	159,831
Japan Tobacco, Inc. (x)	119,700	2,220,895
JFE Holdings, Inc.	24,876	178,175
JGC Holdings Corp.	10,026	105,532
JSR Corp.	10,518	202,979
JTEKT Corp.	9,182	71,349
Kajima Corp.	23,669	281,916
Kakaku.com, Inc.	7,000	177,257
Kamigumi Co. Ltd.	5,952	116,732
Kansai Electric Power Co., Inc. (The)	34,923	338,387
Kansai Paint Co. Ltd.	8,452	178,145
Kao Corp.	41,867	3,314,497
Kawasaki Heavy Industries Ltd.	7,584	109,119
KDDI Corp.	82,700	2,479,582
Keihan Holdings Co. Ltd.	4,800	213,799
Keikyu Corp.	10,032	153,561
Keio Corp.	5,569	318,071
Keisei Electric Railway Co. Ltd.	6,777	212,164
Keyence Corp.	9,132	3,812,813
Kikkoman Corp.	39,223	1,888,849
Kintetsu Group Holdings Co. Ltd.	8,898	399,653
Kirin Holdings Co. Ltd. (x)	41,591	877,110
Kobayashi Pharmaceutical Co. Ltd.	2,300	202,061
Kobe Bussan Co. Ltd.	3,100	174,757
Koito Manufacturing Co. Ltd.	28,100	1,131,164
Komatsu Ltd.	86,272	1,763,809
Konami Holdings Corp.	4,988	166,157
Kose Corp.	1,700	204,386
Kubota Corp. (x)	51,408	766,669
Kuraray Co. Ltd. (x)	17,492	182,543
Kurita Water Industries Ltd.	4,614	128,016
Kyocera Corp.	16,308	887,344
Kyowa Kirin Co. Ltd. (x)	13,667	358,586
Kyushu Electric Power Co., Inc.	21,588	181,108
Kyushu Railway Co.	8,500	220,525
Lasertec Corp.	3,800	358,320
Lawson, Inc.	2,380	119,334
LINE Corp.*	2,800	140,790
Lion Corp.	10,800	258,929
LIXIL Group Corp.	13,023	181,998
M3, Inc.	22,000	935,578
Makita Corp.	11,492	417,355
Marubeni Corp.	79,168	358,106
Marui Group Co. Ltd.	9,686	174,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Maruichi Steel Tube Ltd.	3,516	$87,334
Mazda Motor Corp.	28,235	169,293
McDonald’s Holdings Co. Japan Ltd. (x)	3,080	166,156
Mebuki Financial Group, Inc.	43,851	101,653
Medipal Holdings Corp.	9,622	185,236
Meiji Holdings Co. Ltd.	5,632	447,871
Mercari, Inc.*	3,900	120,521
Minebea Mitsumi, Inc.	18,600	337,235
MISUMI Group, Inc.	14,300	357,273
Mitsubishi Chemical Holdings Corp.	62,359	362,932
Mitsubishi Corp.	67,984	1,431,268
Mitsubishi Electric Corp.	93,471	1,213,753
Mitsubishi Estate Co. Ltd.	60,211	895,369
Mitsubishi Gas Chemical Co., Inc.	8,955	135,464
Mitsubishi Heavy Industries Ltd.	16,225	382,756
Mitsubishi Materials Corp.	5,681	119,893
Mitsubishi Motors Corp.	35,821	88,411
Mitsubishi UFJ Financial Group, Inc.	622,116	2,433,205
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	95,607
Mitsui & Co. Ltd.	82,854	1,225,161
Mitsui Chemicals, Inc.	8,757	182,525
Mitsui Fudosan Co. Ltd.	46,927	831,506
Miura Co. Ltd.	4,400	182,955
Mizuho Financial Group, Inc.	1,212,852	1,487,293
MonotaRO Co. Ltd.	6,900	276,366
MS&AD Insurance Group Holdings, Inc.	22,436	616,150
Murata Manufacturing Co. Ltd.	29,213	1,711,712
Nabtesco Corp. (x)	6,400	197,147
Nagoya Railroad Co. Ltd. (x)	9,200	259,700
NEC Corp.	12,174	583,827
Nexon Co. Ltd.	23,600	533,023
NGK Insulators Ltd.	12,767	176,285
NGK Spark Plug Co. Ltd.	6,848	98,112
NH Foods Ltd.	4,637	186,041
Nidec Corp.	50,784	3,390,689
Nihon M&A Center, Inc.	7,500	338,786
Nikon Corp.	17,659	147,770
Nintendo Co. Ltd.	5,639	2,509,158
Nippon Building Fund, Inc. (REIT) (x)	66	375,689
Nippon Express Co. Ltd.	4,142	214,388
Nippon Paint Holdings Co. Ltd.	7,600	551,578
Nippon Prologis REIT, Inc. (REIT)	90	273,526
Nippon Shinyaku Co. Ltd.	2,400	195,156
Nippon Steel Corp.	41,629	391,509
Nippon Telegraph & Telephone Corp.	64,516	1,501,945
Nippon Yusen KK	8,944	125,844
Nissan Chemical Corp.	6,700	343,190
Nissan Motor Co. Ltd.	114,347	423,534
Nisshin Seifun Group, Inc.	10,461	156,075
Nissin Foods Holdings Co. Ltd.	3,006	266,067
Nitori Holdings Co. Ltd.	4,050	793,214
Nitto Denko Corp.	8,211	464,623
Nomura Holdings, Inc.	158,908	711,161
Nomura Real Estate Holdings, Inc.	6,775	125,769
Nomura Real Estate Master Fund, Inc. (REIT)	205	246,219
Nomura Research Institute Ltd.	16,177	441,412
NSK Ltd.	19,470	144,386
NTT Data Corp.	32,400	360,505
NTT DOCOMO, Inc.	58,500	1,560,572
Obayashi Corp.	34,766	325,114
Obic Co. Ltd.	10,200	1,793,642
Odakyu Electric Railway Co. Ltd.	14,351	352,739
Oji Holdings Corp.	45,512	211,428
Olympus Corp.	58,908	1,134,582
Omron Corp.	9,644	646,117
Ono Pharmaceutical Co. Ltd.	18,075	525,754
Oracle Corp.	1,740	205,312
Oriental Land Co. Ltd.	10,244	1,352,638
ORIX Corp.	67,510	832,420
Orix JREIT, Inc. (REIT)	120	157,484
Osaka Gas Co. Ltd.	18,673	368,360
Otsuka Corp.	5,634	296,751
Otsuka Holdings Co. Ltd.	19,700	858,604
Pan Pacific International Holdings Corp.	21,800	478,090
Panasonic Corp.	112,286	978,821
Park24 Co. Ltd.	6,300	107,811
PeptiDream, Inc.*	5,100	233,644
Persol Holdings Co. Ltd.	10,300	141,479
Pigeon Corp. (x)	6,400	247,438
Pola Orbis Holdings, Inc. (x)	4,800	83,499
Rakuten, Inc.	43,400	381,656
Recruit Holdings Co. Ltd.	63,800	2,180,946
Renesas Electronics Corp.*	40,800	208,769
Resona Holdings, Inc.	110,259	376,237
Ricoh Co. Ltd.	32,780	233,916
Rinnai Corp.	1,584	131,883
Rohm Co. Ltd.	4,426	293,316
Ryohin Keikaku Co. Ltd.	13,000	183,980
Santen Pharmaceutical Co. Ltd.	19,455	357,631
SBI Holdings, Inc.	11,560	249,767
SCSK Corp.	2,600	126,337
Secom Co. Ltd.	33,227	2,903,047
Sega Sammy Holdings, Inc.	7,675	91,821
Seibu Holdings, Inc.	9,100	98,811
Seiko Epson Corp.	13,400	153,329
Sekisui Chemical Co. Ltd.	18,014	257,660
Sekisui House Ltd.	31,370	597,215
Seven & i Holdings Co. Ltd.	38,612	1,260,062
Seven Bank Ltd.	30,200	82,609
SG Holdings Co. Ltd.	8,100	264,280
Sharp Corp.	8,500	90,409
Shimadzu Corp.	11,340	301,660
Shimamura Co. Ltd.	1,246	84,340
Shimano, Inc.	9,036	1,737,904
Shimizu Corp.	29,010	238,150
Shin-Etsu Chemical Co. Ltd.	30,964	3,619,646
Shinsei Bank Ltd.	8,417	101,358
Shionogi & Co. Ltd.	13,807	864,310
Shiseido Co. Ltd.	35,122	2,226,737
Shizuoka Bank Ltd. (The)	25,424	163,415
Showa Denko KK (x)	7,500	168,149
SMC Corp.	2,848	1,453,620
Softbank Corp.	95,600	1,216,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SoftBank Group Corp.	79,244	$3,992,929
Sohgo Security Services Co. Ltd.	3,600	167,576
Sompo Holdings, Inc.	16,927	582,114
Sony Corp.	116,864	8,003,002
Sony Financial Holdings, Inc.	8,300	199,764
Square Enix Holdings Co. Ltd.	4,800	242,089
Stanley Electric Co. Ltd.	7,284	175,410
Subaru Corp.	30,880	642,183
SUMCO Corp. (x)	13,700	209,735
Sumitomo Chemical Co. Ltd.	77,258	230,876
Sumitomo Corp.	59,228	678,259
Sumitomo Dainippon Pharma Co. Ltd.	8,392	116,011
Sumitomo Electric Industries Ltd.	38,260	440,072
Sumitomo Heavy Industries Ltd.	5,556	120,916
Sumitomo Metal Mining Co. Ltd.	12,091	337,602
Sumitomo Mitsui Financial Group, Inc.	65,952	1,854,778
Sumitomo Mitsui Trust Holdings, Inc.	16,533	464,006
Sumitomo Realty & Development Co. Ltd.	15,626	429,675
Sumitomo Rubber Industries Ltd.	9,636	94,913
Sundrug Co. Ltd.	4,200	138,771
Suntory Beverage & Food Ltd.	7,200	280,759
Suzuken Co. Ltd.	3,606	134,406
Suzuki Motor Corp.	19,036	645,894
Sysmex Corp.	8,300	637,495
T&D Holdings, Inc.	26,668	227,985
Taiheiyo Cement Corp.	5,600	129,500
Taisei Corp.	9,636	350,415
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	108,386
Taiyo Nippon Sanso Corp.	6,700	111,921
Takeda Pharmaceutical Co. Ltd.	79,277	2,829,448
TDK Corp.	23,071	2,287,131
Teijin Ltd.	9,150	145,428
Terumo Corp.	195,100	7,386,088
THK Co. Ltd.	5,608	138,700
TIS, Inc.	11,300	240,339
Tobu Railway Co. Ltd.	10,098	333,738
Toho Co. Ltd.	5,746	207,482
Toho Gas Co. Ltd.	3,718	185,841
Tohoku Electric Power Co., Inc.	22,759	216,439
Tokio Marine Holdings, Inc.	66,815	2,910,861
Tokyo Century Corp.	2,200	112,502
Tokyo Electric Power Co. Holdings, Inc.*	78,358	240,485
Tokyo Electron Ltd.	7,536	1,849,426
Tokyo Gas Co. Ltd.	18,542	443,465
Tokyu Corp.	25,005	351,753
Tokyu Fudosan Holdings Corp.	28,992	135,665
Toppan Printing Co. Ltd.	13,955	232,637
Toray Industries, Inc.	359,874	1,695,047
Toshiba Corp.	19,568	623,596
Tosoh Corp.	13,300	181,376
TOTO Ltd.	7,133	273,373
Toyo Suisan Kaisha Ltd.	4,556	254,351
Toyoda Gosei Co. Ltd.	3,542	73,687
Toyota Industries Corp.	7,618	403,342
Toyota Motor Corp.	107,150	6,721,694
Toyota Tsusho Corp.	11,314	286,527
Trend Micro, Inc.	6,782	378,758
Tsuruha Holdings, Inc.	1,700	234,004
Unicharm Corp.	20,682	847,352
United Urban Investment Corp. (REIT)	153	164,512
USS Co. Ltd.	11,310	180,689
Welcia Holdings Co. Ltd.	2,500	201,558
West Japan Railway Co.	8,400	471,012
Yakult Honsha Co. Ltd.	6,407	377,109
Yamada Denki Co. Ltd.	31,820	157,846
Yamaha Corp.	28,179	1,325,750
Yamaha Motor Co. Ltd.	15,032	235,520
Yamato Holdings Co. Ltd.	15,236	329,330
Yamazaki Baking Co. Ltd.	6,071	104,306
Yaskawa Electric Corp.	12,640	437,049
Yokogawa Electric Corp.	10,903	170,033
Yokohama Rubber Co. Ltd. (The) (x)	5,400	75,884
Z Holdings Corp.	131,400	641,258
ZOZO, Inc.	6,500	144,488

		214,352,388

Jordan (0.0%)
Hikma Pharmaceuticals plc	7,283	200,181

Luxembourg (0.3%)
ArcelorMittal SA (x)*	33,584	352,637
Eurofins Scientific SE (x)*	4,619	2,895,671
SES SA (FDR)	18,536	126,459
Tenaris SA	22,523	145,195

		3,519,962

Macau (0.1%)
Galaxy Entertainment Group Ltd.	112,000	760,464
Sands China Ltd.	124,800	488,370
SJM Holdings Ltd.	95,000	106,204
Wynn Macau Ltd.	75,600	131,337

		1,486,375

Malta (0.0%)
BGP Holdings plc (r)*	1,331,785	—

Mexico (0.3%)
Fomento Economico Mexicano SAB de CV (ADR)	18,900	1,171,989
Grupo Financiero Banorte SAB de CV, Class O*	788,207	2,727,321
Wal-Mart de Mexico SAB de CV	145,511	348,006

		4,247,316

Netherlands (3.4%)
ABN AMRO Bank NV (CVA) (m)	22,608	194,330
Adyen NV (m)*	904	1,317,029
Aegon NV	87,773	261,067
Akzo Nobel NV	53,054	4,746,456
Altice Europe NV, Class A*	30,101	115,895
ASML Holding NV	35,480	13,006,201
EXOR NV	5,400	307,890
Heineken Holding NV	5,703	466,255
Heineken NV	34,593	3,185,735
ING Groep NV	196,466	1,364,816
Just Eat Takeaway.com NV (m)*	5,899	613,816
Koninklijke Ahold Delhaize NV	55,669	1,515,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke DSM NV	8,709	$1,203,784
Koninklijke KPN NV	180,087	476,975
Koninklijke Philips NV*	75,942	3,536,364
Koninklijke Vopak NV	3,559	188,085
NN Group NV	57,346	1,923,100
Randstad NV*	5,930	263,833
Royal Dutch Shell plc, Class A (x)	395,009	6,328,937
Royal Dutch Shell plc, Class B	188,847	2,857,657
Wolters Kluwer NV	13,738	1,071,706

		44,945,871

New Zealand (0.2%)
a2 Milk Co. Ltd.*	37,728	494,060
Auckland International Airport Ltd.	61,256	259,163
Fisher & Paykel Healthcare Corp. Ltd.	29,847	690,215
Mercury NZ Ltd.	32,014	96,987
Meridian Energy Ltd.	63,728	197,704
Ryman Healthcare Ltd.	17,319	146,913
Spark New Zealand Ltd.	90,308	267,417

		2,152,459

Norway (0.8%)
DNB ASA	230,106	3,044,608
Equinor ASA	50,686	720,819
Equinor ASA (ADR) (x)	210,443	3,047,215
Gjensidige Forsikring ASA*	10,865	200,130
Mowi ASA	20,619	391,891
Norsk Hydro ASA*	631,843	1,747,709
Orkla ASA	40,290	353,157
Schibsted ASA, Class B*	4,124	97,705
Telenor ASA	37,012	539,209
Yara International ASA	9,087	315,714

		10,458,157

Peru (0.0%)
Credicorp Ltd.	4,159	555,934

Portugal (0.1%)
EDP – Energias de Portugal SA	129,451	617,366
Galp Energia SGPS SA	25,148	290,498
Jeronimo Martins SGPS SA*	13,008	227,589

		1,135,453

Russia (0.0%)
Evraz plc	27,437	97,819
Yandex NV, Class A*	5,132	256,703

		354,522

Singapore (1.0%)
Ascendas REIT (REIT)	156,328	356,414
CapitaLand Commercial Trust (REIT)	132,904	161,565
CapitaLand Ltd.*	131,802	276,829
CapitaLand Mall Trust (REIT)	144,167	203,282
City Developments Ltd.	22,880	138,636
DBS Group Holdings Ltd.	471,960	7,059,824
Genting Singapore Ltd.	314,238	171,824
Jardine Cycle & Carriage Ltd.	5,976	86,650
Keppel Corp. Ltd.	74,585	319,472
Mapletree Commercial Trust (REIT)	108,700	150,918
Mapletree Logistics Trust (REIT)	133,900	186,827
Oversea-Chinese Banking Corp. Ltd.	168,352	1,089,438
Singapore Airlines Ltd.	60,205	162,386
Singapore Exchange Ltd.	41,502	249,057
Singapore Technologies Engineering Ltd.	76,819	182,297
Singapore Telecommunications Ltd.	427,619	756,223
Suntec REIT (REIT)	108,300	109,885
United Overseas Bank Ltd.	59,021	858,550
UOL Group Ltd.	19,174	93,714
Venture Corp. Ltd.	15,600	181,498

		12,795,289

South Africa (0.2%)
Anglo American plc	132,823	3,070,200

South Korea (0.6%)
NAVER Corp.	11,979	2,686,496
Samsung Electronics Co. Ltd.	117,228	5,196,615

		7,883,111

Spain (1.5%)
ACS Actividades de Construccion y Servicios SA	13,410	337,391
Aena SME SA (m)*	3,559	473,802
Amadeus IT Group SA	99,424	5,173,313
Banco Bilbao Vizcaya Argentaria SA	335,419	1,152,123
Banco Santander SA	1,130,823	2,757,523
Bankinter SA	32,245	153,513
CaixaBank SA	185,864	396,099
Cellnex Telecom SA (m)(x)	12,781	777,890
Enagas SA (x)	12,401	302,709
Endesa SA (x)	15,790	388,629
Ferrovial SA	24,778	658,811
Grifols SA	15,799	479,259
Iberdrola SA	289,981	3,358,664
Industria de Diseno Textil SA	54,857	1,450,379
Mapfre SA (x)	49,937	88,756
Naturgy Energy Group SA	14,863	276,265
Red Electrica Corp. SA (x)	21,537	401,450
Repsol SA	71,630	625,146
Siemens Gamesa Renewable Energy SA	11,942	211,356
Telefonica SA	234,264	1,121,068

		20,584,146

Sweden (1.5%)
Alfa Laval AB (x)*	16,161	353,993
Assa Abloy AB, Class B	98,962	2,009,344
Atlas Copco AB, Class A	34,446	1,456,587
Atlas Copco AB, Class B	19,377	715,540
Boliden AB	13,233	300,560
Electrolux AB	11,287	188,423
Epiroc AB, Class A (x)	33,614	418,240
Epiroc AB, Class B	18,745	228,941
EQT AB (x)	11,891	212,908
Essity AB, Class B*	30,789	994,000
Evolution Gaming Group AB (m)	6,356	378,547
Hennes & Mauritz AB, Class B	41,228	596,144
Hexagon AB, Class B (x)*	14,187	826,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Husqvarna AB, Class B (x)	24,111	$197,161
ICA Gruppen AB	5,070	240,247
Industrivarden AB, Class C*	8,201	185,542
Investment AB Latour, Class B	7,405	134,124
Investor AB, Class B	23,290	1,227,196
Kinnevik AB, Class B	12,062	316,805
L E Lundbergforetagen AB, Class B*	3,641	165,006
Lundin Energy AB	9,056	217,915
Nibe Industrier AB, Class B*	15,662	345,654
Sandvik AB*	56,879	1,060,889
Securitas AB, Class B*	17,053	229,466
Skandinaviska Enskilda Banken AB, Class A*	82,696	715,216
Skanska AB, Class B (x)*	16,618	337,469
SKF AB, Class B	19,671	364,971
Svenska Cellulosa AB SCA, Class B*	30,555	362,845
Svenska Handelsbanken AB, Class A*	78,827	747,245
Swedbank AB, Class A*	45,086	577,037
Swedish Match AB	8,383	588,611
Tele2 AB, Class B	25,957	343,799
Telefonaktiebolaget LM Ericsson, Class B	147,485	1,361,941
Telia Co. AB	127,624	476,172
Volvo AB, Class B*	75,740	1,183,929

		20,059,378

Switzerland (8.8%)
ABB Ltd. (Registered)	93,000	2,090,413
Adecco Group AG (Registered)	7,963	373,096
Alcon, Inc.*	31,763	1,819,900
Baloise Holding AG (Registered)	2,388	357,628
Banque Cantonale Vaudoise (Registered) (x)	1,456	141,411
Barry Callebaut AG (Registered)	152	289,694
Chocoladefabriken Lindt & Spruengli AG	56	460,637
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	429,261
Cie Financiere Richemont SA (Registered)	26,284	1,673,739
Clariant AG (Registered) (x)*	9,525	186,815
Coca-Cola HBC AG	92,395	2,318,908
Credit Suisse Group AG (Registered)	256,516	2,646,811
Credit Suisse Group AG (ADR)*	153,885	1,586,554
EMS-Chemie Holding AG (Registered) (x)	436	337,344
Geberit AG (Registered)	1,866	932,915
Givaudan SA (Registered)	463	1,722,162
Julius Baer Group Ltd.*	42,822	1,788,890
Kuehne + Nagel International AG (Registered)*	2,714	450,356
LafargeHolcim Ltd. (Registered)*	26,391	1,154,290
Logitech International SA (Registered)	8,254	538,196
Lonza Group AG (Registered)	12,601	6,644,432
Nestle SA (Registered)	257,435	28,440,182
Novartis AG (Registered)	164,542	14,297,163
Novartis AG (ADR)	31,001	2,707,627
Pargesa Holding SA	1,595	121,235
Partners Group Holding AG	1,824	1,651,724
Roche Holding AG	65,852	22,800,040
Schindler Holding AG	2,036	478,682
Schindler Holding AG (Registered)	1,075	252,956
SGS SA (Registered)	310	756,435
Sika AG (Registered)	12,631	2,427,806
Sonova Holding AG (Registered)*	2,813	560,918
STMicroelectronics NV	108,029	2,930,633
Straumann Holding AG (Registered)	501	429,695
Swatch Group AG (The)	1,454	289,707
Swatch Group AG (The) (Registered)	2,977	116,250
Swiss Life Holding AG (Registered)	1,613	596,521
Swiss Prime Site AG (Registered)	3,965	366,256
Swiss Re AG	14,770	1,137,029
Swisscom AG (Registered)	1,303	681,491
Tecan Group AG (Registered)	4,680	1,655,764
Temenos AG (Registered) (x)	5,429	841,745
UBS Group AG (Registered)	185,247	2,128,219
Vifor Pharma AG	2,334	350,718
Zurich Insurance Group AG	10,201	3,592,463

		117,554,711

Taiwan (1.0%)
Delta Electronics, Inc.	162,000	924,407
Feng TAY Enterprise Co. Ltd.	401,000	2,255,925
Hon Hai Precision Industry Co. Ltd.	502,040	1,465,344
Taiwan Semiconductor Manufacturing Co. Ltd.	261,000	2,761,913
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	94,486	5,363,970

		12,771,559

United Arab Emirates (0.1%)
Network International Holdings plc (m)*	304,391	1,660,982

United Kingdom (9.0%)
3i Group plc	50,472	519,826
Admiral Group plc	10,258	291,929
Ashtead Group plc	23,433	787,730
Associated British Foods plc	18,087	428,611
AstraZeneca plc	114,900	11,977,938
Auto Trader Group plc (m)	48,158	313,778
AVEVA Group plc	3,402	172,230
Aviva plc	199,403	674,806
BAE Systems plc	477,529	2,856,284
Barclays plc	2,730,048	3,862,389
Barratt Developments plc	51,229	314,243
Berkeley Group Holdings plc	6,049	311,740
BP plc	1,379,941	5,244,357
British American Tobacco plc	116,011	4,457,308
British Land Co. plc (The) (REIT)	44,534	212,943
BT Group plc	427,232	602,993
Bunzl plc	16,346	438,249
Burberry Group plc	60,978	1,206,672
CK Hutchison Holdings Ltd.	137,705	882,762
CNH Industrial NV*	53,551	374,099
Coca-Cola European Partners plc	10,371	391,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Group plc	147,803	$2,033,343
Croda International plc	26,603	1,730,911
DCC plc	5,003	416,664
Diageo plc	345,458	11,467,111
Direct Line Insurance Group plc	66,098	221,655
Experian plc	113,794	3,969,031
Fiat Chrysler Automobiles NV*	54,546	547,161
GlaxoSmithKline plc	252,315	5,112,390
GVC Holdings plc	31,240	286,234
Halma plc	19,224	547,854
Hargreaves Lansdown plc	16,737	337,251
HSBC Holdings plc	1,027,309	4,808,487
Imperial Brands plc	47,285	900,455
Informa plc	239,677	1,394,519
InterContinental Hotels Group plc	8,586	380,561
Intertek Group plc	8,198	551,866
ITV plc	193,646	178,940
J Sainsbury plc	82,144	212,236
JD Sports Fashion plc	23,060	177,557
Johnson Matthey plc	9,731	252,585
Kingfisher plc	102,226	279,292
Land Securities Group plc (REIT)	35,206	240,913
Legal & General Group plc	302,292	825,493
Linde plc	23,663	4,980,768
Lloyds Banking Group plc	3,542,492	1,366,579
London Stock Exchange Group plc	25,216	2,608,440
M&G plc	134,952	279,740
Melrose Industries plc	249,318	351,401
Mondi plc	24,624	460,120
National Grid plc	176,037	2,155,611
Next plc	6,973	422,242
Ocado Group plc*	23,355	586,304
Pearson plc (x)	41,033	293,309
Persimmon plc	16,054	454,000
Prudential plc	131,009	1,972,951
Reckitt Benckiser Group plc	72,057	6,631,297
RELX plc (London Stock Exchange)	44,196	1,022,928
RELX plc (Turquoise Stock Exchange)	135,228	3,125,543
Rentokil Initial plc	94,033	592,982
Rolls-Royce Holdings plc*	347,127	1,225,278
Royal Bank of Scotland Group plc	247,406	372,115
RSA Insurance Group plc	54,426	275,899
Sage Group plc (The)	53,477	444,704
Schroders plc	6,494	236,987
Segro plc (REIT)	55,303	612,617
Severn Trent plc	11,832	363,023
Smith & Nephew plc	44,332	825,893
Smiths Group plc	19,160	334,629
Spirax-Sarco Engineering plc	3,670	453,105
SSE plc	51,583	870,926
St James’s Place plc	28,001	330,074
Standard Chartered plc	135,301	736,623
Standard Life Aberdeen plc	114,514	379,003
Taylor Wimpey plc	165,986	292,831
Tesco plc	491,389	1,387,461
Unilever NV	74,218	3,936,179
Unilever plc	64,819	3,494,880
United Utilities Group plc	34,823	392,259
Vodafone Group plc	1,353,828	2,158,759
Whitbread plc	9,946	273,464
Wm Morrison Supermarkets plc	126,652	298,783
WPP plc	65,577	511,752

		120,706,464

United States (1.0%)
Accenture plc, Class A	12,708	2,728,662
Carnival Corp. (x)	152,097	2,497,433
Core Laboratories NV (x)	68,285	1,387,551
CyberArk Software Ltd.*	2,020	200,525
Everest Re Group Ltd.	9,346	1,927,145
Ferguson plc	11,374	930,449
Ingersoll Rand, Inc.*	30,390	854,567
James Hardie Industries plc (CHDI)	22,277	425,207
Mettler-Toledo International, Inc.*	1,306	1,052,048
QIAGEN NV*	41,343	1,780,162

		13,783,749

Total Common Stocks (79.6%) (Cost $824,274,864)		1,063,171,678

EXCHANGE TRADED FUNDS (ETF):
Equity (9.7%)
iShares China Large-Cap ETF (x)	110,610	4,391,217
iShares Core MSCI EAFE ETF	374,900	21,429,284
iShares Core MSCI Emerging Markets ETF	23,600	1,123,360
iShares Latin America 40 ETF (x)	59,547	1,284,429
iShares MSCI Australia ETF (x)	92,515	1,782,764
iShares MSCI Austria ETF (x)‡	154,237	2,304,301
iShares MSCI Belgium ETF (x)	62,597	1,034,728
iShares MSCI France ETF (x)	97,767	2,680,771
iShares MSCI Germany ETF (x)	300,510	8,146,826
iShares MSCI Hong Kong ETF (x)	10,677	228,167
iShares MSCI Indonesia ETF (x)	25,800	464,400
iShares MSCI Ireland ETF (x)	35,300	1,336,105
iShares MSCI Israel ETF (x)	28,900	1,496,731
iShares MSCI Italy ETF (x)	306,524	7,381,098
iShares MSCI Japan ETF (x)	87,570	4,809,344
iShares MSCI Malaysia ETF	9,164	231,024
iShares MSCI Mexico ETF (x)	11,748	374,526
iShares MSCI Netherlands ETF (x)	9,993	326,871
iShares MSCI New Zealand ETF (x)	18,900	1,071,252
iShares MSCI Norway ETF (x)‡	54,300	1,030,647
iShares MSCI Poland ETF (x)	12,000	199,380
iShares MSCI Singapore ETF (x)	64,563	1,211,848
iShares MSCI Spain ETF(x)	145,921	3,277,386
iShares MSCI Sweden ETF (x)	5,003	155,443
SPDR Portfolio Developed World ex-US ETF (x)	398,100	10,995,522
SPDR S&P Emerging Asia Pacific ETF	15,079	1,497,496
Vanguard FTSE Developed Markets ETF	190,900	7,405,011
Vanguard FTSE Emerging Markets ETF	166,500	6,595,065
Vanguard FTSE Europe ETF (x)	569,100	28,642,803
Vanguard FTSE Pacific ETF (x)	100,400	6,390,460

Total Exchange Traded Funds (9.7%) (Cost $126,708,943)		129,298,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA, expiring 7/7/20 (x)*	13,410	$20,919
Repsol SA, expiring 7/6/20*	71,630	34,871
Telefonica SA, expiring 7/1/20 (x)*	234,264	46,086

Total Rights (0.0%) (Cost $109,040)		101,876

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	7,000,000	7,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.6%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $2,100,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $2,142,002. (xx)	$2,100,000	2,100,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $800,005, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $816,000. (xx)	800,000	800,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $5,378,787, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $5,486,352. (xx)	5,378,776	5,378,776
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $15,000,817, collateralized by various Common Stocks; total market value $16,670,022. (xx)	15,000,000	15,000,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $5,600,031, collateralized by various Common Stocks; total market value $6,223,243. (xx)	5,600,000	5,600,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $2,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $19,200,299, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $19,584,000. (xx)	19,200,000	19,200,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $7,000,109, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $7,140,001. (xx)	7,000,000	7,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $3,500,020, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $3,889,262. (xx)	3,500,000	3,500,000

Total Repurchase Agreements		60,578,776

Total Short-Term Investments (5.1%) (Cost $67,578,776)		67,578,776

Total Investments in Securities (94.4%) (Cost $1,018,671,623)		1,260,150,589
Other Assets Less Liabilities (5.6%)		75,114,438

Net Assets (100%)		$1,335,265,027

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	Number of shares is less than 0.50.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $12,783,195 or 1.0% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $86,453,581. This was collateralized by $22,218,030 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/2/20 - 2/15/50 and by cash of $67,578,776 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
FDR	— Finnish Depositary Receipt
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean (South) Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— New Taiwan Dollar
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA (x)	97,732	2,879,652	—	(117,612)	26,922	(749,382)	2,039,580	—	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF** (x)	154,237	2,498,850	482,111	—	—	(676,660)	2,304,301	—	—
iShares MSCI Norway ETF (x)	54,300	1,366,188	—	—	—	(335,541)	1,030,647	15,786	—

Total		6,744,690	482,111	(117,612)	26,922	(1,761,583)	5,374,528	15,786	—

**	Not affiliated at December 31, 2019.

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,431	9/2020	EUR	51,817,090	340,609
FTSE 100 Index	421	9/2020	GBP	32,069,116	(294,383)
SPI 200 Index	128	9/2020	AUD	13,011,421	62,139
TOPIX Index	219	9/2020	JPY	31,610,234	(813,512)

					(705,147)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	8,065,931	USD	5,561,943	BNP Paribas	9/18/2020	5,824
AUD	1,192,945	USD	818,648	Citibank NA	9/18/2020	4,821
USD	692,234	AUD	1,001,359	Australia & New Zealand Banking Group Ltd.	9/18/2020	1,014
USD	14,969,718	EUR	13,256,451	Bank of New York Mellon Corp.	9/18/2020	49,820
USD	6,772,323	EUR	6,013,740	CIBC World Markets, Inc.	9/18/2020	3,967
USD	38,649,356	EUR	34,161,932	Citibank NA	9/18/2020	200,717
USD	13,809,855	GBP	10,982,822	Citibank NA	9/18/2020	194,714
USD	13,762,967	JPY	1,475,578,359	Citibank NA	9/18/2020	82,305

Total unrealized appreciation						543,182

AUD	18,392,913	USD	12,828,156	Citibank NA	9/18/2020	(131,859)
EUR	3,634,492	USD	4,122,503	Bank of New York Mellon Corp.	9/18/2020	(31,947)
EUR	19,429,483	USD	21,898,990	BNP Paribas	9/18/2020	(31,456)
GBP	11,695,385	USD	14,564,158	BNP Paribas	9/18/2020	(65,670)
GBP	1,752,274	USD	2,196,532	CIBC World Markets, Inc.	9/18/2020	(24,280)
GBP	23,310,719	USD	29,671,958	Citibank NA	9/18/2020	(774,219)
JPY	1,542,092,481	USD	14,445,732	BNP Paribas	9/18/2020	(148,392)
JPY	885,025,889	USD	8,229,829	Citibank NA	9/18/2020	(24,408)
USD	5,543,876	AUD	8,099,599	Citibank NA	9/18/2020	(47,132)
USD	1,552,542	EUR	1,381,030	BNP Paribas	9/18/2020	(1,782)

Total unrealized depreciation						(1,281,145)

Net unrealized depreciation						(737,963)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 182,839, CAD 706, CHF 1,664, DKK 1,994, EUR 86,778,447, GBP 449,551, HKD 14,229, ILS 2,833, INR 31,674, JPY 22,533,530, KRW 1, NOK 1,995, NZD 2,004, SEK 4,581, SGD 39,396 and TWD 5,612.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$2,648,550	$52,007,071	$—	$54,655,621
Austria	—	4,537,805	—	4,537,805
Belgium	—	5,975,662	—	5,975,662
Brazil	7,057,273	—	—	7,057,273
Canada	14,481,336	—	—	14,481,336
Chile	1,072,259	225,590	—	1,297,849
China	4,865,961	24,003,703	—	28,869,664
Colombia	2,420,486	—	—	2,420,486
Czech Republic	—	235,863	—	235,863
Denmark	—	21,622,789	—	21,622,789
Finland	—	7,860,288	—	7,860,288
France	—	126,067,694	—	126,067,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Germany	$—	$98,875,096	$—		$98,875,096
Hong Kong	2,317,274	24,819,245	—		27,136,519
India	5,232,977	4,048,276	—		9,281,253
Ireland	4,147,322	8,748,949	—		12,896,271
Israel	5,256,784	1,950,052	—		7,206,836
Italy	—	18,415,166	—		18,415,166
Japan	—	214,352,388	—		214,352,388
Jordan	—	200,181	—		200,181
Luxembourg	—	3,519,962	—		3,519,962
Macau	—	1,486,375	—		1,486,375
Malta	—	—	—	(a)	— (a)
Mexico	4,247,316	—	—		4,247,316
Netherlands	—	44,945,871	—		44,945,871
New Zealand	—	2,152,459	—		2,152,459
Norway	3,047,215	7,410,942	—		10,458,157
Peru	555,934	—	—		555,934
Portugal	—	1,135,453	—		1,135,453
Russia	256,703	97,819	—		354,522
Singapore	—	12,795,289	—		12,795,289
South Africa	—	3,070,200	—		3,070,200
South Korea	—	7,883,111	—		7,883,111
Spain	—	20,584,146	—		20,584,146
Sweden	—	20,059,378	—		20,059,378
Switzerland	4,294,181	113,260,530	—		117,554,711
Taiwan	5,363,970	7,407,589	—		12,771,559
United Arab Emirates	—	1,660,982	—		1,660,982
United Kingdom	391,609	120,314,855	—		120,706,464
United States	10,647,931	3,135,818	—		13,783,749
Exchange Traded Funds	129,298,259	—	—		129,298,259
Forward Currency Contracts	—	543,182	—		543,182
Futures	402,748	—	—		402,748
Rights
Spain	—	101,876	—		101,876
Short-Term Investments
Investment Company	7,000,000	—	—		7,000,000
Repurchase Agreements	—	60,578,776	—		60,578,776

Total Assets	$215,006,088	$1,046,090,431	$—		$1,261,096,519

Liabilities:
Forward Currency Contracts	$—	$(1,281,145)	$—		$(1,281,145)
Futures	(1,107,895)	—	—		(1,107,895)

Total Liabilities	$(1,107,895)	$(1,281,145)	$—		$(2,389,040)

Total	$213,898,193	$1,044,809,286	$—		$1,258,707,479

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$543,182
Equity contracts	Receivables, Net assets – Unrealized appreciation	402,748	*

Total		$945,930

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,281,145)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,107,895	)*

Total		$(2,389,040)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$12,696,346	$12,696,346
Equity contracts	(28,595,099)	—	(28,595,099)

Total	$(28,595,099)	$12,696,346	$(15,898,753)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(826,222)	$(826,222)
Equity contracts	(280,832)	—	(280,832)

Total	$(280,832)	$(826,222)	$(1,107,054)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $420,565,000 and futures contracts with an average notional balance of approximately $153,012,000 during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Australia & New Zealand Banking Group Ltd.	$1,014	$—	$—	$1,014
Bank of New York Mellon Corp.	49,820	(31,947)	—	17,873
BNP Paribas	5,824	(5,824)	—	—
CIBC World Markets, Inc.	3,967	(3,967)	—	—
Citibank NA	482,557	(482,557)	—	—

Total	$543,182	$(524,295)	$—	$18,887

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of New York Mellon Corp.	$31,947	$(31,947)	$—	$—
BNP Paribas	247,300	(5,824)	—	241,476
CIBC World Markets, Inc.	24,280	(3,967)	—	20,313
Citibank NA	977,618	(482,557)	—	495,061

Total	$1,281,145	$(524,295)	$—	$756,850

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 4%)*	$119,398,798
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$159,010,367

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,117,272
Aggregate gross unrealized depreciation	(146,426,043)

Net unrealized appreciation	$206,691,229

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,052,016,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $5,789,368)	$5,374,528
Unaffiliated Issuers (Cost $952,303,479)	1,194,197,285
Repurchase Agreements (Cost $60,578,776)	60,578,776
Cash	16,068,416
Foreign cash (Cost $109,082,976)	110,051,056
Cash held as collateral at broker for futures	15,090,870
Dividends, interest and other receivables	4,534,435
Receivable for securities sold	1,594,578
Unrealized appreciation on forward foreign currency contracts	543,182
Due from Custodian	228,836
Receivable for Portfolio shares sold	131,219
Securities lending income receivable	83,987
Other assets	32,994

Total assets	1,408,510,162

LIABILITIES
Payable for return of collateral on securities loaned	67,578,776
Payable for securities purchased	1,870,161
Unrealized depreciation on forward foreign currency contracts	1,281,145
Payable for Portfolio shares redeemed	854,812
Investment management fees payable	651,048
Due to broker for futures variation margin	451,371
Distribution fees payable – Class IB	192,005
Administrative fees payable	140,287
Trustees’ fees payable	14,234
Distribution fees payable – Class IA	3,633
Accrued expenses	207,663

Total liabilities	73,245,135

NET ASSETS	$1,335,265,027

Net assets were comprised of:
Paid in capital	$1,166,589,982
Total distributable earnings (loss)	168,675,045

Net assets	$1,335,265,027

Class IA
Net asset value, offering and redemption price per share, $17,598,836 / 1,786,394 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class IB
Net asset value, offering and redemption price per share, $925,842,067 / 93,860,147 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

Class K
Net asset value, offering and redemption price per share, $391,824,124 / 39,611,584 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

(x)	Includes value of securities on loan of $86,453,581.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($15,786 of dividend income received from affiliates) (net of $1,578,791 foreign withholding tax)	$15,637,929
Interest	50,627
Securities lending (net)	372,775

Total income	16,061,331

EXPENSES
Investment management fees	3,920,748
Distribution fees – Class IB	1,165,999
Administrative fees	820,703
Custodian fees	199,091
Printing and mailing expenses	57,442
Professional fees	51,345
Distribution fees – Class IA	21,996
Trustees’ fees	21,384
Miscellaneous	65,796

Total expenses	6,324,504

NET INVESTMENT INCOME (LOSS)	9,736,827

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($26,922 realized gain (loss) from affiliates)	(255,573)
Futures contracts	(28,595,099)
Forward foreign currency contracts	12,696,346
Foreign currency transactions	(6,556,952)

Net realized gain (loss)	(22,711,278)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,761,583) of change in unrealized appreciation (depreciation) from affiliates)	(165,155,362)
Futures contracts	(280,832)
Forward foreign currency contracts	(826,222)
Foreign currency translations	3,139,172

Net change in unrealized appreciation (depreciation)	(163,123,244)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(185,834,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(176,097,695)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,736,827	$29,068,329
Net realized gain (loss)	(22,711,278)	44,423,769
Net change in unrealized appreciation (depreciation)	(163,123,244)	228,205,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(176,097,695)	301,698,008

Distributions to shareholders:
Class IA	—	(749,098)
Class IB	—	(39,806,108)
Class K	—	(16,726,420)

Total distributions to shareholders	—	(57,281,626)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [55,537 and 96,951 shares, respectively]	539,237	1,022,636
Capital shares issued in reinvestment of dividends [0 and 68,042 shares, respectively]	—	749,098
Capital shares repurchased [(113,028) and (207,679) shares, respectively]	(1,094,577)	(2,185,661)

Total Class IA transactions	(555,340)	(413,927)

Class IB
Capital shares sold [1,235,089 and 1,594,553 shares, respectively]	11,675,033	16,729,554
Capital shares issued in reinvestment of dividends [0 and 2,009,756 shares, respectively]	—	39,806,108
Capital shares repurchased [(5,069,657) and (11,931,654) shares, respectively]	(49,892,055)	(126,540,757)

Total Class IB transactions	(38,217,022)	(70,005,095)

Class K
Capital shares sold [3,068,225 and 153,018 shares, respectively]	27,487,733	1,612,911
Capital shares issued in reinvestment of dividends [0 and 515,203 shares, respectively]	—	16,726,420
Capital shares repurchased [(2,231,524) and (4,883,779) shares, respectively]	(21,735,917)	(51,783,139)

Total Class K transactions	5,751,816	(33,443,808)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(33,020,546)	(103,862,830)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(209,118,241)	140,553,552
NET ASSETS:
Beginning of period	1,544,383,268	1,403,829,716

End of period	$1,335,265,027	$1,544,383,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.15		$9.45	$11.32	$9.11	$9.11	$9.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.20	0.18	0.16	0.16	0.14
Net realized and unrealized gain (loss)	(1.37)		1.92	(1.86)	2.23	(0.13)	(0.55)

Total from investment operations	(1.30)		2.12	(1.68)	2.39	0.03	(0.41)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.19)	(0.18)	(0.03)	(0.01)
Distributions from net realized gains	—		(0.20)	—	—	—	—

Total dividends and distributions	—		(0.42)	(0.19)	(0.18)	(0.03)	(0.01)

Net asset value, end of period	$9.85		$11.15	$9.45	$11.32	$9.11	$9.11

Total return (b)	(11.66)%		22.50%	(14.89)%	26.25%	0.29%	(4.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,599		$20,554	$17,831	$21,841	$19,301	$21,358
Ratio of expenses to average net assets:
After waivers (a)(f)	1.02%		1.01%	1.03%	1.04%	1.03%	1.01%
Before waivers (a)(f)	1.02%		1.01%	1.03%	1.04%	1.04%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.39%		1.87%	1.68%	1.50%	1.76%	1.44%
Before waivers (a)(f)	1.39%		1.87%	1.68%	1.50%	1.75%	1.44%
Portfolio turnover rate^	10	%(z)	10%	10%	7%	14%	11%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.16		$9.46	$11.33	$9.12	$9.12	$9.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.20	0.18	0.16	0.16	0.14
Net realized and unrealized gain (loss)	(1.37)		1.92	(1.86)	2.23	(0.13)	(0.55)

Total from investment operations	(1.30)		2.12	(1.68)	2.39	0.03	(0.41)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.19)	(0.18)	(0.03)	(0.01)
Distributions from net realized gains	—		(0.20)	—	—	—	—

Total dividends and distributions	—		(0.42)	(0.19)	(0.18)	(0.03)	(0.01)

Net asset value, end of period	$9.86		$11.16	$9.46	$11.33	$9.12	$9.12

Total return (b)	(11.65)%		22.47%	(14.88)%	26.22%	0.29%	(4.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$925,842		$1,090,386	$988,129	$1,273,795	$1,114,970	$1,222,810
Ratio of expenses to average net assets:
After waivers (a)(f)	1.02%		1.01%	1.03%	1.04%	1.03%	1.01%
Before waivers (a)(f)	1.02%		1.01%	1.03%	1.04%	1.04%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.39%		1.88%	1.68%	1.50%	1.76%	1.45%
Before waivers (a)(f)	1.39%		1.88%	1.68%	1.50%	1.76%	1.45%
Portfolio turnover rate^	10	%(z)	10%	10%	7%	14%	11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.18		$9.48	$11.35	$9.13	$9.14	$9.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.23	0.21	0.18	0.18	0.17
Net realized and unrealized gain (loss)	(1.37)		1.91	(1.86)	2.24	(0.14)	(0.55)

Total from investment operations	(1.29)		2.14	(1.65)	2.42	0.04	(0.38)

Less distributions:
Dividends from net investment income	—		(0.24)	(0.22)	(0.20)	(0.05)	(0.01)
Distributions from net realized gains	—		(0.20)	—	—	—	—

Total dividends and distributions	—		(0.44)	(0.22)	(0.20)	(0.05)	(0.01)

Net asset value, end of period	$9.89		$11.18	$9.48	$11.35	$9.13	$9.14

Total return (b)	(11.54)%		22.71%	(14.61)%	26.59%	0.43%	(4.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$391,824		$433,444	$397,870	$470,129	$410,363	$458,112
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77%		0.76%	0.78%	0.79%	0.78%	0.76%
Before waivers (a)(f)	0.77%		0.76%	0.78%	0.79%	0.79%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%		2.12%	1.93%	1.75%	2.02%	1.70%
Before waivers (a)(f)	1.65%		2.12%	1.93%	1.75%	2.01%	1.70%
Portfolio turnover rate^	10	%(z)	10%	10%	7%	14%	11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Financials	$204,850,159	14.9%
Industrials	184,229,099	13.4
Consumer Discretionary	165,397,925	12.1
Consumer Staples	154,726,957	11.3
Health Care	148,648,353	10.8
Materials	141,276,623	10.3
Information Technology	126,754,882	9.2
Communication Services	79,339,159	5.8
Energy	67,216,418	4.9
Utilities	55,489,479	4.1
Repurchase Agreements	31,133,330	2.3
Real Estate	20,657,668	1.5
Closed End Fund	2,468,971	0.2
Cash and Other	(11,097,215)	(0.8)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$864.10	$3.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.94	3.97
Class IB
Actual	1,000.00	863.92	3.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.94	3.97
Class K
Actual	1,000.00	865.11	2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.71

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.79%, 0.79% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (11.0%)
Abacus Property Group (REIT)	44,086	$81,786
Adbri Ltd. (x)	44,663	98,151
Afterpay Ltd.*	27,694	1,193,564
AGL Energy Ltd.	76,396	901,019
ALS Ltd.	58,828	267,239
Altium Ltd.	14,853	333,982
Alumina Ltd.	284,101	320,213
AMP Ltd.*	419,062	537,261
Ampol Ltd.	30,450	618,571
Ansell Ltd.	15,673	398,136
AP Eagers Ltd.	21,646	101,371
APA Group	143,878	1,107,914
Appen Ltd.	12,906	303,369
ARB Corp. Ltd.	9,128	114,304
Aristocrat Leisure Ltd.	77,865	1,377,051
ASX Ltd.	23,608	1,395,019
Atlas Arteria Ltd.	115,469	530,230
Aurizon Holdings Ltd.	233,711	795,723
AusNet Services	218,138	251,625
Austal Ltd.	39,039	87,972
Australia & New Zealand Banking Group Ltd.	345,847	4,475,670
Avita Medical Ltd. (CHDI)*	12,419	77,131
Bank of Queensland Ltd. (x)	55,402	236,899
Bapcor Ltd.	39,832	162,406
Beach Energy Ltd.	194,187	205,033
Bega Cheese Ltd.	26,813	82,407
Bendigo & Adelaide Bank Ltd. (x)	64,724	314,635
BHP Group Ltd.	359,221	8,914,707
BHP Group plc	348,420	7,152,945
Bingo Industries Ltd. (m)(x)	50,206	74,820
Blackmores Ltd. (x)	1,560	84,321
BlueScope Steel Ltd.	61,292	497,111
Boral Ltd.	149,457	392,876
Brambles Ltd.	184,914	1,391,081
Bravura Solutions Ltd.	29,991	94,102
Breville Group Ltd.	11,605	183,224
Brickworks Ltd.	9,493	104,465
BWP Trust (REIT)	61,795	163,511
carsales.com Ltd.	30,264	372,322
Centuria Industrial REIT (REIT)	40,512	88,718
Challenger Ltd.	62,181	190,587
Charter Hall Group (REIT)	56,674	385,489
Charter Hall Long Wale REIT (REIT)	52,561	157,066
Charter Hall Retail REIT (REIT)	59,504	138,191
CIMIC Group Ltd.	11,670	195,512
Cleanaway Waste Management Ltd.	250,460	381,707
Clinuvel Pharmaceuticals Ltd. (x)	5,771	102,271
Coca-Cola Amatil Ltd.	61,800	370,456
Cochlear Ltd.	8,010	1,045,144
Coles Group Ltd.	146,395	1,739,017
Collins Foods Ltd.	12,864	84,613
Commonwealth Bank of Australia	215,865	10,395,940
Computershare Ltd.	60,679	557,568
Cooper Energy Ltd.*	180,409	46,741
Corporate Travel Management Ltd.	10,646	71,569
Costa Group Holdings Ltd.	49,421	99,672
Credit Corp. Group Ltd.	7,868	86,040
Cromwell Property Group (REIT)	228,287	142,937
Crown Resorts Ltd.	42,938	286,950
CSL Ltd.	55,368	10,976,872
CSR Ltd.	59,188	150,514
Dexus (REIT)	133,241	849,093
Domain Holdings Australia Ltd.	29,251	67,719
Domino’s Pizza Enterprises Ltd.	7,727	366,736
Downer EDI Ltd.	72,519	221,850
Elders Ltd.	19,227	125,278
EML Payments Ltd. (x)*	43,862	103,216
Evolution Mining Ltd.	207,904	831,159
Flight Centre Travel Group Ltd.	15,976	123,400
Fortescue Metals Group Ltd.	206,499	1,981,401
G8 Education Ltd.	102,027	62,659
Glencore plc*	1,807,276	3,825,372
Gold Road Resources Ltd.*	103,284	121,668
Goodman Group (REIT)	198,433	2,042,228
GPT Group (The) (REIT)	236,906	684,888
GrainCorp Ltd., Class A*	28,243	80,708
Growthpoint Properties Australia Ltd. (REIT)	34,953	77,443
GUD Holdings Ltd.	10,571	84,683
GWA Group Ltd.	31,055	59,627
Harvey Norman Holdings Ltd.	80,702	198,942
Healius Ltd.	63,028	132,740
IDP Education Ltd.	18,668	200,493
IGO Ltd.	58,773	198,373
Iluka Resources Ltd.	51,886	307,068
Incitec Pivot Ltd.	233,327	303,250
Ingenia Communities Group (REIT)	34,840	108,107
Inghams Group Ltd.	40,296	89,061
Insurance Australia Group Ltd.	281,812	1,126,509
InvoCare Ltd. (x)	17,503	127,083
IOOF Holdings Ltd.	39,218	133,962
IPH Ltd.	26,258	135,522
IRESS Ltd.	21,697	164,577
JB Hi-Fi Ltd. (x)	14,052	419,045
Jumbo Interactive Ltd.	5,787	38,455
Lendlease Group	80,693	692,512
Link Administration Holdings Ltd.	65,207	184,782
Lynas Corp. Ltd. (x)*	85,039	114,962
Macquarie Group Ltd.	40,189	3,308,112
Magellan Financial Group Ltd.	18,005	732,861
McMillan Shakespeare Ltd.	8,686	54,595
Medibank Pvt Ltd.	335,826	694,791
Megaport Ltd.*	15,867	132,576
Mesoblast Ltd.*	60,182	136,462
Metcash Ltd. (x)	123,238	231,416
Mineral Resources Ltd.	19,727	289,427
Mirvac Group (REIT)	479,709	722,085
Monadelphous Group Ltd.	11,714	87,601
Nanosonics Ltd.*	31,747	150,049
National Australia Bank Ltd.	389,751	4,927,628
National Storage REIT (REIT) (x)	117,250	149,498
nearmap Ltd. (x)*	46,553	72,726
Netwealth Group Ltd.	10,319	63,955
New Hope Corp. Ltd. (x)	49,123	46,763
Newcrest Mining Ltd.	98,668	2,199,828
NEXTDC Ltd.*	55,594	380,202
nib holdings Ltd.	56,395	180,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nine Entertainment Co. Holdings Ltd.	177,813	$170,335
Northern Star Resources Ltd.	90,243	858,981
NRW Holdings Ltd. (x)	52,030	67,391
Nufarm Ltd.*	38,568	109,285
Oil Search Ltd.	224,191	493,702
Omni Bridgeway Ltd.	30,469	100,396
oOh!media Ltd.	72,163	46,164
Orica Ltd.	49,464	568,693
Origin Energy Ltd.	214,764	869,986
Orocobre Ltd. (x)*	27,925	44,584
Orora Ltd.	117,414	206,572
OZ Minerals Ltd.	39,532	300,367
Pendal Group Ltd.	31,935	133,453
Perenti Global Ltd.	85,532	68,466
Perpetual Ltd. (x)	5,854	119,997
Perseus Mining Ltd.*	142,433	131,476
Platinum Asset Management Ltd.	37,300	96,425
PolyNovo Ltd.*	80,915	142,578
Premier Investments Ltd.	11,887	142,193
Pro Medicus Ltd.	5,234	95,796
Qantas Airways Ltd.	181,789	476,238
QBE Insurance Group Ltd.	179,158	1,101,389
Qube Holdings Ltd. (x)	230,127	464,334
Ramsay Health Care Ltd.	22,077	1,017,609
REA Group Ltd.	5,943	444,803
Regis Resources Ltd.	62,404	229,499
Resolute Mining Ltd.*	134,479	107,993
Rio Tinto Ltd.	45,267	3,069,476
Rio Tinto plc	181,939	10,237,696
Sandfire Resources Ltd.	21,837	76,782
Santos Ltd.	216,632	796,537
Saracen Mineral Holdings Ltd.*	134,488	516,524
Scentre Group (REIT)	632,920	953,046
SEEK Ltd.	43,106	654,250
Service Stream Ltd.	43,939	58,006
Seven Group Holdings Ltd. (x)	16,410	195,669
Shopping Centres Australasia Property Group (REIT)	130,649	197,169
Silver Lake Resources Ltd.*	104,350	156,285
SmartGroup Corp. Ltd.	16,736	70,771
Sonic Healthcare Ltd.	57,945	1,223,280
South32 Ltd.	590,958	836,789
Southern Cross Media Group Ltd.	322,181	39,410
Spark Infrastructure Group	209,947	315,019
St Barbara Ltd.	84,169	187,207
Star Entertainment Grp Ltd. (The)	99,453	195,870
Steadfast Group Ltd.	104,401	242,430
Stockland (REIT)	290,750	667,838
Suncorp Group Ltd.	153,762	984,441
Super Retail Group Ltd.	17,052	95,905
Sydney Airport	275,566	1,080,453
Tabcorp Holdings Ltd.	246,952	578,303
Tassal Group Ltd.	24,600	58,860
Technology One Ltd.	31,866	193,765
Telstra Corp. Ltd.	1,450,281	3,139,521
TPG Telecom Ltd.*	41,481	254,772
Transurban Group	333,522	3,256,871
Treasury Wine Estates Ltd.	88,350	639,571
Tuas Ltd.*	20,741	9,661
United Malt Grp Ltd.*	32,305	92,167
Vicinity Centres (REIT)	475,020	471,056
Virgin Australia Holdings Ltd. (r)*	190,064	—
Viva Energy Group Ltd. (m)	126,876	159,676
Vocus Group Ltd.*	74,304	152,023
Washington H Soul Pattinson & Co. Ltd. (x)	14,499	196,610
Waypoint REIT (REIT)	85,697	154,147
Webjet Ltd. (x)	41,338	94,965
Wesfarmers Ltd.	138,262	4,294,375
Western Areas Ltd.	32,640	59,735
Westpac Banking Corp.	440,413	5,486,017
Whitehaven Coal Ltd. (x)	102,198	101,385
WiseTech Global Ltd.	18,097	242,039
Woodside Petroleum Ltd.	116,376	1,748,979
Woolworths Group Ltd.	154,023	3,971,942
Worley Ltd.	39,720	240,659

		151,489,848

Belgium (0.7%)
Anheuser-Busch InBev SA/NV	180,625	8,902,395

Chile (0.0%)
Antofagasta plc	57,992	672,547

Finland (0.4%)
Nokia OYJ	1,213,525	5,314,451

France (15.1%)
Air Liquide SA	101,545	14,631,508
Airbus SE*	124,173	8,835,997
BNP Paribas SA*	428,244	16,976,921
Danone SA	139,166	9,616,582
Engie SA*	399,132	4,926,616
EssilorLuxottica SA*	63,924	8,193,100
Kering SA	16,019	8,701,035
L’Oreal SA	52,050	16,686,715
LVMH Moet Hennessy Louis Vuitton SE	57,028	24,978,202
Orange SA	424,952	5,076,553
Safran SA*	76,318	7,634,263
Sanofi	243,741	24,797,978
Schneider Electric SE	117,956	13,077,513
Societe Generale SA*	316,904	5,272,294
TOTAL SA (x)	558,456	21,271,370
Unibail-Rodamco-Westfield (CHDI) (REIT)	31,199	87,247
Vinci SA	119,315	10,972,061
Vivendi SA	185,476	4,753,968

		206,489,923

Germany (11.9%)
adidas AG*	39,537	10,343,659
Allianz SE (Registered)	89,540	18,263,809
BASF SE	197,138	11,016,064
Bayer AG (Registered)	210,863	15,477,256
Bayerische Motoren Werke AG	68,778	4,381,788
Daimler AG (Registered)	180,186	7,303,576
Deutsche Boerse AG	40,781	7,371,123
Deutsche Post AG (Registered)	210,912	7,694,000
Deutsche Telekom AG (Registered)	695,967	11,641,723
Fresenius SE & Co. KGaA	88,229	4,355,057
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	30,486	7,911,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SAP SE	234,148	$32,592,362
Siemens AG (Registered)	162,842	19,128,685
Volkswagen AG (Preference) (q)	39,293	5,942,210

		163,423,200

Ireland (1.0%)
CRH plc (Irish Stock Exchange)	131,507	4,472,996
CRH plc (London Stock Exchange)	171,631	5,870,280
Flutter Entertainment plc	20,337	2,666,822
Smurfit Kappa Group plc	40,014	1,326,464

		14,336,562

Italy (1.9%)
Enel SpA	1,667,366	14,364,649
Eni SpA	545,238	5,191,904
Intesa Sanpaolo SpA*	3,503,027	6,692,051

		26,248,604

Japan (24.3%)
77 Bank Ltd. (The)	5,460	81,204
ABC-Mart, Inc.	3,700	216,473
Acom Co. Ltd.	43,220	164,741
Adastria Co. Ltd.	4,221	67,479
ADEKA Corp.	11,400	151,792
Advantest Corp.	13,456	764,312
Aeon Co. Ltd.	63,070	1,464,935
Aeon Delight Co. Ltd.	2,300	63,796
AEON Financial Service Co. Ltd.	15,900	173,432
Aeon Mall Co. Ltd. (x)	9,610	127,490
AGC, Inc. (x)	18,033	512,979
Ai Holdings Corp. (x)	4,238	61,088
Aica Kogyo Co. Ltd.	6,000	196,688
Aichi Bank Ltd. (The)	1,720	44,336
Aichi Steel Corp.	2,010	57,029
Aiful Corp.*	20,636	45,377
Ain Holdings, Inc.	2,920	191,056
Air Water, Inc.	14,881	209,898
Aisan Industry Co. Ltd.	7,700	37,783
Aisin Seiki Co. Ltd.	13,560	395,161
Ajinomoto Co., Inc.	36,886	612,823
Alfresa Holdings Corp.	21,104	439,344
Alpen Co. Ltd.	4,000	61,976
Alps Alpine Co. Ltd.	16,017	205,235
Amada Co. Ltd.	27,419	224,111
Amano Corp.	5,299	109,926
ANA Holdings, Inc. (x)*	28,809	655,187
Anritsu Corp.	11,754	278,620
Aoyama Trading Co. Ltd.	3,805	25,839
Aozora Bank Ltd. (x)	10,221	177,934
Aplus Financial Co. Ltd. (x)*	107,723	65,963
Arcs Co. Ltd.	2,392	48,060
Ariake Japan Co. Ltd.	1,887	120,001
As One Corp.	1,477	161,313
Asahi Group Holdings Ltd. (x)	34,980	1,225,463
Asahi Intecc Co. Ltd.	18,475	524,973
Asahi Kasei Corp.	108,031	877,705
Asics Corp.	15,186	172,840
ASKUL Corp.	2,274	72,772
Astellas Pharma, Inc.	141,461	2,354,849
Avex, Inc.	10,675	84,446
Awa Bank Ltd. (The)	2,224	49,890
Azbil Corp.	12,540	381,989
Bandai Namco Holdings, Inc.	17,205	904,228
Bank of Kyoto Ltd. (The)	7,170	254,088
BayCurrent Consulting, Inc.	955	79,416
Benefit One, Inc.	4,737	95,145
Benesse Holdings, Inc.	5,297	142,443
Bic Camera, Inc.	10,045	106,425
Bridgestone Corp. (x)	47,937	1,542,382
Brother Industries Ltd.	20,322	366,191
Calbee, Inc.	7,612	210,487
Canon Electronics, Inc.	2,833	42,282
Canon Marketing Japan, Inc. (x)	5,165	105,159
Canon, Inc. (x)	89,585	1,782,292
Capcom Co. Ltd.	8,057	292,417
Casio Computer Co. Ltd.	17,200	298,491
Central Glass Co. Ltd.	3,878	65,871
Central Japan Railway Co.	13,836	2,141,779
Chiba Bank Ltd. (The)	61,187	288,408
Chiyoda Co. Ltd.	3,062	33,591
Chofu Seisakusho Co. Ltd.	3,200	67,216
Chubu Electric Power Co., Inc.	50,913	640,398
Chudenko Corp.	4,078	87,513
Chugai Pharmaceutical Co. Ltd.	52,050	2,782,441
Chugai Ro Co. Ltd.	1,930	27,477
Chugoku Bank Ltd. (The)	14,402	133,295
Chugoku Electric Power Co., Inc. (The) (x)	27,820	371,464
Citizen Watch Co. Ltd.	19,990	64,938
Cleanup Corp.	10,500	55,594
Coca-Cola Bottlers Japan, Inc.	14,253	258,328
cocokara fine, Inc.	2,255	121,247
COLOPL, Inc.	7,961	72,601
Colowide Co. Ltd. (x)	5,764	78,516
Computer Engineering & Consulting Ltd.	2,317	36,546
COMSYS Holdings Corp.	10,500	310,197
Concordia Financial Group Ltd.	96,536	309,038
CONEXIO Corp.	7,492	99,244
Cosel Co. Ltd.	4,700	40,846
Cosmo Energy Holdings Co. Ltd.	4,694	68,392
Cosmos Pharmaceutical Corp.	1,446	221,617
Create Restaurants Holdings, Inc.	11,134	73,477
Create SD Holdings Co. Ltd.	2,762	85,624
Credit Saison Co. Ltd.	13,432	153,584
CyberAgent, Inc.	9,864	483,892
Dai Nippon Printing Co. Ltd.	21,778	498,805
Daibiru Corp.	9,430	86,174
Daicel Corp.	29,000	224,080
Daido Steel Co. Ltd.	3,899	119,574
Daifuku Co. Ltd.	8,504	742,972
Daihen Corp.	2,424	86,881
Daiho Corp.	2,932	65,785
Dai-ichi Life Holdings, Inc.	92,880	1,106,179
Daiichi Sankyo Co. Ltd.	47,622	3,889,130
Daiichikosho Co. Ltd.	2,668	79,844
Daikin Industries Ltd.	21,202	3,409,413
Daio Paper Corp. (x)	8,061	107,458
Daiseki Co. Ltd.	1,930	51,400
Daishi Hokuetsu Financial Group, Inc.	3,188	64,472
Daito Trust Construction Co. Ltd.	6,252	574,435
Daiwa House Industry Co. Ltd.	51,634	1,217,821
Daiwa Securities Group, Inc.	131,703	549,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwabo Holdings Co. Ltd.	1,745	$113,952
DCM Holdings Co. Ltd.	10,117	116,087
DeNA Co. Ltd.	9,759	121,618
Denka Co. Ltd.	5,919	144,797
Denso Corp.	36,640	1,429,377
Dentsu Group, Inc. (x)	18,243	432,729
Descente Ltd.*	4,643	64,033
DIC Corp.	8,900	223,086
Digital Arts, Inc.	1,151	92,916
Digital Garage, Inc.	3,387	107,834
Dip Corp.	2,840	57,257
Disco Corp.	2,500	605,310
DMG Mori Co. Ltd. (x)	11,229	136,241
Doutor Nichires Holdings Co. Ltd.	5,044	81,465
Dowa Holdings Co. Ltd.	5,600	169,878
DTS Corp.	4,573	94,327
Duskin Co. Ltd.	5,723	145,738
Earth Corp.	1,236	94,055
East Japan Railway Co.	29,290	2,029,792
Ebara Corp.	8,388	196,578
Eisai Co. Ltd.	19,920	1,578,973
Eizo Corp.	2,633	99,126
Elecom Co. Ltd.	2,008	97,963
Electric Power Development Co. Ltd.	14,178	268,803
ENEOS Holdings, Inc.	250,349	887,034
en-japan, Inc.	2,579	63,603
euglena Co. Ltd. (x)*	9,207	66,616
Exedy Corp.	3,400	50,485
Ezaki Glico Co. Ltd.	6,500	310,547
FamilyMart Co. Ltd.	14,239	244,355
Fancl Corp.	6,642	196,851
FANUC Corp.	15,813	2,825,667
Fast Retailing Co. Ltd.	2,169	1,241,875
FCC Co. Ltd.	3,752	64,254
FP Corp.	2,018	161,613
Fudo Tetra Corp.	6,411	84,455
Fuji Co. Ltd.	3,400	59,105
Fuji Corp.	5,877	102,795
Fuji Electric Co. Ltd.	9,979	272,739
Fuji Kyuko Co. Ltd.	2,895	90,228
Fuji Media Holdings, Inc.	20,394	196,364
Fuji Oil Holdings, Inc.	4,030	104,043
Fuji Seal International, Inc.	4,611	89,648
Fuji Soft, Inc.	2,280	90,191
FUJIFILM Holdings Corp.	31,907	1,365,259
Fujikura Ltd.	23,215	66,798
Fujitec Co. Ltd.	6,579	120,729
Fujitsu General Ltd.	6,319	129,378
Fujitsu Ltd.	16,043	1,877,899
Fukuoka Financial Group, Inc.	16,400	258,826
Fukushima Galilei Co. Ltd.	2,775	87,883
Fukuyama Transporting Co. Ltd.	2,335	81,544
Funai Soken Holdings, Inc. (x)	3,831	86,176
Furukawa Electric Co. Ltd.	7,000	169,476
Futaba Industrial Co. Ltd.	9,500	39,570
Future Corp.	4,909	78,287
Fuyo General Lease Co. Ltd.	2,579	143,307
Giken Ltd.	974	45,892
Glory Ltd.	5,791	131,603
GMO internet, Inc.	7,656	211,335
GMO Payment Gateway, Inc.	3,387	352,956
Goldwin, Inc.	2,916	190,393
Gree, Inc.	16,216	69,476
GS Yuasa Corp.	5,471	96,781
GungHo Online Entertainment, Inc.	4,695	83,681
Gunma Bank Ltd. (The)	54,000	171,289
H.U. Group Holdings, Inc.	6,996	164,901
H2O Retailing Corp.	9,500	63,453
Hachijuni Bank Ltd. (The)	43,000	163,099
Hakuhodo DY Holdings, Inc.	27,115	322,236
Hamamatsu Photonics KK	11,935	516,822
Hankyu Hanshin Holdings, Inc.	21,021	710,523
Hanwa Co. Ltd.	3,534	64,625
Haseko Corp.	25,130	316,494
Hazama Ando Corp.	16,538	95,557
Heiwa Corp.	4,550	76,012
Heiwa Real Estate Co. Ltd.	4,329	123,665
Heiwado Co. Ltd.	322	5,643
Hikari Tsushin, Inc.	1,831	416,991
Hino Motors Ltd.	22,963	155,128
Hirose Electric Co. Ltd.	2,789	305,725
Hiroshima Bank Ltd. (The)	36,500	171,988
HIS Co. Ltd. (x)	3,292	48,756
Hisamitsu Pharmaceutical Co., Inc.	5,579	300,637
Hitachi Capital Corp.	4,208	92,700
Hitachi Construction Machinery Co. Ltd.	6,567	181,638
Hitachi Ltd.	79,963	2,524,387
Hitachi Metals Ltd.	19,279	229,531
Hitachi Transport System Ltd.	3,481	92,978
Hitachi Zosen Corp.	19,500	71,089
Hokuetsu Corp.	13,526	47,908
Hokuhoku Financial Group, Inc.	17,700	146,309
Hokuriku Electric Power Co.	21,919	139,797
Hokuto Corp.	2,587	48,747
Honda Motor Co. Ltd.	131,028	3,349,830
Horiba Ltd.	3,816	201,133
Hoshizaki Corp.	4,864	416,786
House Foods Group, Inc.	8,400	270,921
Hoya Corp.	33,232	3,182,462
Hulic Co. Ltd.	35,049	331,966
Hyakujushi Bank Ltd. (The)	2,900	52,219
Ibiden Co. Ltd.	10,139	295,888
Ichibanya Co. Ltd.	1,268	55,786
Ichigo, Inc.	16,636	41,696
Idemitsu Kosan Co. Ltd.	18,720	397,159
IHI Corp.	14,804	214,127
Iida Group Holdings Co. Ltd.	15,482	237,108
Inaba Denki Sangyo Co. Ltd.	6,062	135,022
Infocom Corp.	4,226	115,633
Infomart Corp.	19,428	134,944
Information Services International-Dentsu Ltd.	2,801	130,167
Inpex Corp.	88,887	550,297
Internet Initiative Japan, Inc.	3,198	109,014
IR Japan Holdings Ltd.	856	90,564
Iriso Electronics Co. Ltd.	1,764	57,620
Iseki & Co. Ltd.	4,100	42,099
Isetan Mitsukoshi Holdings Ltd.	35,742	204,938
Isuzu Motors Ltd.	47,274	426,900
Ito En Ltd.	5,017	282,832
ITOCHU Corp.	114,641	2,468,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Itochu Enex Co. Ltd.	10,596	$85,659
Itochu Techno-Solutions Corp.	7,982	299,145
Iwatani Corp.	5,397	188,545
Iyo Bank Ltd. (The)	24,000	146,439
Izumi Co. Ltd.	3,455	109,297
J Front Retailing Co. Ltd.	22,829	152,106
JAC Recruitment Co. Ltd.	4,065	43,074
Jafco Co. Ltd.	2,473	83,404
Japan Airlines Co. Ltd.	28,372	511,416
Japan Airport Terminal Co. Ltd. (x)	5,238	223,094
Japan Aviation Electronics Industry Ltd.	6,944	93,280
Japan Cash Machine Co. Ltd.	6,102	33,278
Japan Display, Inc.*	45,302	20,816
Japan Elevator Service Holdings Co. Ltd. (x)	3,710	119,110
Japan Exchange Group, Inc.	46,186	1,066,913
Japan Lifeline Co. Ltd. (x)	3,710	48,975
Japan Petroleum Exploration Co. Ltd.	3,195	53,605
Japan Post Bank Co. Ltd.	46,500	345,783
Japan Post Holdings Co. Ltd.	130,337	926,823
Japan Pulp & Paper Co. Ltd.	2,543	92,990
Japan Steel Works Ltd. (The)	6,516	92,621
Japan Tobacco, Inc. (x)	96,445	1,789,426
JCR Pharmaceuticals Co. Ltd.	1,272	133,203
Jeol Ltd.	3,266	90,557
JFE Holdings, Inc.	53,377	382,314
JGC Holdings Corp.	18,595	195,727
JINS Holdings, Inc.	771	46,820
Joyful Honda Co. Ltd.	6,398	84,024
JSR Corp.	16,517	318,749
JTEKT Corp.	17,798	138,299
Juroku Bank Ltd. (The)	3,200	58,157
Justsystems Corp.	2,992	211,439
JVCKenwood Corp.	19,300	29,186
Kadokawa Corp.	3,736	76,647
Kagome Co. Ltd.	8,701	260,074
Kajima Corp.	40,971	487,995
Kakaku.com, Inc.	13,130	332,483
Kaken Pharmaceutical Co. Ltd.	2,834	144,824
Kamigumi Co. Ltd.	8,622	169,097
Kanamoto Co. Ltd.	2,948	64,387
Kandenko Co. Ltd.	10,184	86,591
Kaneka Corp.	6,200	161,072
Kanematsu Corp.	8,108	96,863
Kansai Electric Power Co., Inc. (The)	65,172	631,486
Kansai Mirai Financial Group, Inc.	10,139	38,014
Kansai Paint Co. Ltd.	18,311	385,945
Kao Corp.	39,846	3,154,500
Kappa Create Co. Ltd.*	5,800	79,130
Katakura Industries Co. Ltd.	7,200	76,306
Katitas Co. Ltd.	5,812	134,545
Kato Sangyo Co. Ltd.	2,563	83,856
Kawasaki Heavy Industries Ltd.	17,700	254,668
KDDI Corp.	121,695	3,648,764
Keihan Holdings Co. Ltd.	8,105	361,009
Keihin Corp.	4,191	97,992
Keikyu Corp.	24,606	376,648
Keio Corp.	8,634	493,128
Keisei Electric Railway Co. Ltd.	13,333	417,409
Kewpie Corp.	13,000	245,194
Key Coffee, Inc.	4,000	84,884
Keyence Corp.	14,783	6,172,231
KH Neochem Co. Ltd.	3,353	63,342
Kikkoman Corp.	12,176	586,356
Kinden Corp.	15,000	247,410
Kintetsu Department Store Co. Ltd.	2,816	79,609
Kintetsu Group Holdings Co. Ltd.	15,762	707,948
Kirin Holdings Co. Ltd.	70,836	1,493,855
Kissei Pharmaceutical Co. Ltd.	3,476	87,448
Kitano Construction Corp.	2,956	73,418
Kiyo Bank Ltd. (The)	3,600	54,639
Kobayashi Pharmaceutical Co. Ltd.	4,615	405,440
Kobe Bussan Co. Ltd.	5,456	307,572
Kobe Steel Ltd.*	33,016	113,386
Koei Tecmo Holdings Co. Ltd.	4,242	138,304
Koito Manufacturing Co. Ltd.	11,311	455,324
Kokuyo Co. Ltd.	7,982	96,349
Komatsu Ltd.	75,376	1,541,043
Komeri Co. Ltd.	3,813	97,415
Komori Corp.	7,900	51,495
Konami Holdings Corp.	6,450	214,858
Konica Minolta, Inc.	43,791	151,177
Konoike Transport Co. Ltd.	6,036	65,094
Kose Corp.	3,360	403,962
Kotobuki Spirits Co. Ltd.	1,950	79,915
K’s Holdings Corp.	17,800	243,554
Kubota Corp.	88,289	1,316,691
Kumagai Gumi Co. Ltd.	3,271	78,306
Kumiai Chemical Industry Co. Ltd. (x)	9,350	87,515
Kura Sushi, Inc.	1,723	84,486
Kuraray Co. Ltd. (x)	28,183	294,112
Kurita Water Industries Ltd.	9,006	249,873
Kusuri no Aoki Holdings Co. Ltd.	1,785	139,905
KYB Corp.*	1,923	35,946
Kyocera Corp.	23,413	1,273,938
KYORIN Holdings, Inc.	3,634	74,678
Kyoritsu Maintenance Co. Ltd.	2,670	90,872
Kyowa Exeo Corp.	9,800	233,973
Kyowa Kirin Co. Ltd. (x)	18,509	485,627
Kyudenko Corp.	3,588	105,824
Kyushu Electric Power Co., Inc.	38,299	321,302
Kyushu Financial Group, Inc.	34,349	144,942
Kyushu Railway Co.	16,232	421,126
Lasertec Corp.	7,231	681,846
Lawson, Inc.	5,088	255,114
Leopalace21 Corp. (x)*	22,700	44,425
Life Corp.	2,227	71,228
LINE Corp.*	4,011	201,682
Link And Motivation, Inc. (x)	10,606	38,095
Lintec Corp.	4,900	116,202
Lion Corp.	21,636	518,720
LIXIL Group Corp.	28,932	404,329
M&A Capital Partners Co. Ltd.*	2,464	91,301
M3, Inc.	34,698	1,475,577
Mabuchi Motor Co. Ltd. (x)	6,900	219,432
Maeda Corp.	15,009	114,290
Maeda Road Construction Co. Ltd.	5,963	112,383

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Makino Milling Machine Co. Ltd.	2,098	$64,287
Makita Corp.	22,583	820,147
Mandom Corp.	4,216	77,603
Mani, Inc.	7,470	197,106
Marubeni Corp.	170,610	771,731
Maruha Nichiro Corp.	3,726	76,248
Marui Group Co. Ltd.	15,023	271,300
Maruichi Steel Tube Ltd.	7,800	193,744
Maruwa Unyu Kikan Co. Ltd.	3,013	84,912
Marvelous, Inc.	7,616	49,418
Matsuda Sangyo Co. Ltd.	4,000	49,700
Matsui Securities Co. Ltd.	8,604	66,241
Matsumotokiyoshi Holdings Co. Ltd.	7,600	275,266
Matsuya Co. Ltd. (x)	7,173	45,453
Max Co. Ltd.	6,000	84,663
Maxell Holdings Ltd.	5,700	53,106
Mazda Motor Corp.	57,715	346,050
Mebuki Financial Group, Inc.	104,665	242,629
Medipal Holdings Corp.	17,687	340,497
Megmilk Snow Brand Co. Ltd.	4,021	93,565
Meidensha Corp.	4,400	71,247
Meiji Holdings Co. Ltd.	10,929	869,102
Meitec Corp.	2,601	125,212
Menicon Co. Ltd.	2,482	121,872
Milbon Co. Ltd.	2,308	109,975
Minebea Mitsumi, Inc.	30,892	560,100
Mirait Holdings Corp.	5,285	78,831
Miroku Jyoho Service Co. Ltd.	2,998	62,845
MISUMI Group, Inc.	20,444	510,775
Mitsubishi Chemical Holdings Corp.	108,956	634,128
Mitsubishi Corp.	115,017	2,421,454
Mitsubishi Electric Corp.	166,410	2,160,890
Mitsubishi Estate Co. Ltd.	115,005	1,710,184
Mitsubishi Gas Chemical Co., Inc.	19,000	287,418
Mitsubishi Heavy Industries Ltd.	27,889	657,916
Mitsubishi Logistics Corp.	4,975	128,299
Mitsubishi Materials Corp.	14,300	301,790
Mitsubishi Motors Corp.	75,000	185,110
Mitsubishi Pencil Co. Ltd.	3,972	49,746
Mitsubishi Research Institute, Inc.	3,100	123,805
Mitsubishi Shokuhin Co. Ltd.	3,000	76,353
Mitsubishi UFJ Financial Group, Inc.	1,100,774	4,305,320
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,870	198,172
Mitsuboshi Belting Ltd.	4,120	64,570
Mitsui & Co. Ltd.	144,063	2,130,258
Mitsui Chemicals, Inc.	14,798	308,440
Mitsui E&S Holdings Co. Ltd.*	7,168	27,614
Mitsui Fudosan Co. Ltd.	80,952	1,434,399
Mitsui Mining & Smelting Co. Ltd.	5,900	119,840
Mitsui OSK Lines Ltd.	10,794	191,208
Mitsui-Soko Holdings Co. Ltd.	4,931	68,205
Miura Co. Ltd.	8,004	332,812
Mizuho Financial Group, Inc.	2,230,329	2,735,002
Mizuho Leasing Co. Ltd.	1,996	43,897
Mizuno Corp.	4,444	85,420
Mochida Pharmaceutical Co. Ltd.	2,756	102,467
Modec, Inc. (x)	1,335	18,908
MonotaRO Co. Ltd.	11,998	480,557
Morinaga & Co. Ltd.	4,247	165,102
Morinaga Milk Industry Co. Ltd.	3,908	174,237
Morita Holdings Corp.	3,388	59,122
MOS Food Services, Inc.	2,959	81,592
MS&AD Insurance Group Holdings, Inc.	42,915	1,178,556
Murata Manufacturing Co. Ltd.	48,884	2,864,317
Musashi Seimitsu Industry Co. Ltd.	6,200	55,608
Nabtesco Corp. (x)	11,042	340,140
Nachi-Fujikoshi Corp.	2,183	68,686
Nagase & Co. Ltd.	11,432	142,410
Nagoya Railroad Co. Ltd. (x)	12,958	365,782
Nankai Electric Railway Co. Ltd.	9,800	224,025
NEC Corp.	20,187	968,105
NEC Networks & System Integration Corp.	4,558	93,195
NET One Systems Co. Ltd.	7,723	257,507
Nexon Co. Ltd.	45,307	1,023,291
NGK Insulators Ltd.	22,442	309,876
NGK Spark Plug Co. Ltd.	17,024	243,905
NH Foods Ltd.	6,942	278,520
NHK Spring Co. Ltd.	25,000	161,918
Nichias Corp.	5,487	114,164
Nichiha Corp.	3,077	65,598
Nichirei Corp.	9,587	278,541
Nidec Corp.	40,050	2,674,014
Nifco, Inc.	8,800	187,710
Nihon Kohden Corp.	7,968	267,746
Nihon M&A Center, Inc.	12,371	558,815
Nihon Parkerizing Co. Ltd.	12,170	121,710
Nihon Unisys Ltd.	5,369	168,947
Nihon Yamamura Glass Co. Ltd.	5,562	43,518
Nikkon Holdings Co. Ltd.	9,000	178,988
Nikon Corp.	26,926	225,316
Nintendo Co. Ltd.	10,004	4,451,430
Nippo Corp.	5,398	136,198
Nippon Chemi-Con Corp.*	3,503	58,617
Nippon Densetsu Kogyo Co. Ltd.	4,340	95,694
Nippon Electric Glass Co. Ltd. (x)	10,800	168,863
Nippon Express Co. Ltd.	6,057	313,508
Nippon Flour Mills Co. Ltd.	4,887	73,278
Nippon Gas Co. Ltd.	3,695	158,602
Nippon Kayaku Co. Ltd.	15,000	156,564
Nippon Light Metal Holdings Co. Ltd.	52,529	91,615
Nippon Paint Holdings Co. Ltd.	13,450	976,147
Nippon Paper Industries Co. Ltd.	9,600	134,228
Nippon Sharyo Ltd.*	3,791	88,417
Nippon Shinyaku Co. Ltd.	4,816	391,613
Nippon Shokubai Co. Ltd.	4,000	209,222
Nippon Signal Co. Ltd.	8,900	93,544
Nippon Soda Co. Ltd.	3,039	79,585
Nippon Steel Corp.	73,651	692,667
Nippon Steel Trading Corp.	2,026	63,795
Nippon Suisan Kaisha Ltd.	32,900	142,814
Nippon Telegraph & Telephone Corp.	214,006	4,982,101
Nippon Television Holdings, Inc.	13,631	147,376
Nippon Yusen KK	16,174	227,571
Nipro Corp.	13,900	154,319
Nishimatsu Construction Co. Ltd.	4,358	86,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nishi-Nippon Financial Holdings, Inc.	12,700	$85,655
Nishi-Nippon Railroad Co. Ltd.	5,600	151,683
Nissan Chemical Corp.	9,008	461,411
Nissan Motor Co. Ltd.	196,265	726,953
Nissan Shatai Co. Ltd.	9,940	85,250
Nisshin Oillio Group Ltd. (The)	2,383	74,313
Nisshin Seifun Group, Inc.	18,778	280,162
Nisshinbo Holdings, Inc. (x)	12,062	87,322
Nissin Electric Co. Ltd.	7,460	72,510
Nissin Foods Holdings Co. Ltd.	7,658	677,824
Nissin Kogyo Co. Ltd.	4,156	84,514
Nitori Holdings Co. Ltd.	7,096	1,389,789
Nitta Corp.	1,728	37,543
Nitto Boseki Co. Ltd.	2,757	137,317
Nitto Denko Corp.	12,663	716,541
Nitto Kogyo Corp.	5,056	90,461
Noevir Holdings Co. Ltd.	1,781	76,048
NOF Corp. (x)	7,305	252,682
Nohmi Bosai Ltd.	4,847	93,973
Nojima Corp.	4,312	108,798
NOK Corp.	11,800	145,968
Nomura Holdings, Inc.	288,804	1,292,485
Nomura Real Estate Holdings, Inc.	10,820	200,860
Nomura Research Institute Ltd.	24,968	681,287
Noritake Co. Ltd.	1,990	64,953
Noritz Corp.	4,795	58,317
North Pacific Bank Ltd.	32,001	61,728
NS Solutions Corp.	3,420	93,398
NS United Kaiun Kaisha Ltd.	2,870	39,588
NSD Co. Ltd.	5,948	101,438
NSK Ltd.	41,441	307,319
NTT Data Corp.	42,625	474,276
NTT DOCOMO, Inc.	114,988	3,067,471
Obara Group, Inc.	1,415	42,916
Obayashi Corp.	56,756	530,754
OBIC Business Consultants Co. Ltd.	1,642	87,206
Obic Co. Ltd.	5,661	995,471
Odakyu Electric Railway Co. Ltd.	24,751	608,364
Ohsho Food Service Corp.	741	41,468
Oiles Corp.	4,560	59,072
Oita Bank Ltd. (The)	2,100	46,256
Oji Holdings Corp.	68,133	316,515
Okamura Corp.	7,341	50,912
Okasan Securities Group, Inc.	21,921	66,073
Oki Electric Industry Co. Ltd.	8,423	81,106
OKUMA Corp.	1,173	50,202
Olympus Corp.	92,081	1,773,502
Omron Corp.	14,919	999,525
Ono Pharmaceutical Co. Ltd.	37,819	1,100,055
Onward Holdings Co. Ltd.	15,000	44,249
Open House Co. Ltd.	4,646	159,155
Optorun Co. Ltd.	3,885	91,257
Oracle Corp.	3,300	389,385
Orient Corp.	65,426	71,634
Oriental Land Co. Ltd.	16,912	2,233,094
ORIX Corp.	102,660	1,265,831
Osaka Gas Co. Ltd.	34,242	675,487
OSG Corp.	9,700	148,531
Otsuka Corp.	9,530	501,959
Otsuka Holdings Co. Ltd.	31,704	1,381,786
Outsourcing, Inc.	6,004	37,925
PALTAC Corp.	2,773	127,160
Pan Pacific International Holdings Corp.	36,020	789,945
Panasonic Corp.	190,135	1,657,448
Paramount Bed Holdings Co. Ltd.	1,395	56,791
Park24 Co. Ltd.	10,900	186,531
Penta-Ocean Construction Co. Ltd.	29,322	157,496
PeptiDream, Inc.*	8,788	402,600
Persol Holdings Co. Ltd.	18,066	248,151
Pigeon Corp.	10,057	388,825
Pilot Corp.	4,200	127,598
Piolax, Inc.	4,502	67,137
Plenus Co. Ltd.	1,943	32,294
Pola Orbis Holdings, Inc. (x)	8,224	143,061
Rakuten, Inc.	74,120	651,805
Recruit Holdings Co. Ltd.	113,913	3,894,013
Relo Group, Inc.	8,730	164,187
Renesas Electronics Corp.*	88,006	450,317
Rengo Co. Ltd.	21,000	170,936
Resona Holdings, Inc.	180,121	614,627
Resorttrust, Inc.	7,178	92,914
Ricoh Co. Ltd.	46,040	328,539
Riken Corp.	1,600	44,352
Rinnai Corp.	3,700	308,060
Riso Kagaku Corp.	2,813	38,871
Rohm Co. Ltd.	8,035	532,489
Rohto Pharmaceutical Co. Ltd.	10,582	335,561
Round One Corp.	6,290	45,476
Royal Holdings Co. Ltd. (x)	1,912	33,237
RPA Holdings, Inc. (x)*	4,280	31,388
Ryobi Ltd.	3,494	39,022
Ryohin Keikaku Co. Ltd.	21,429	303,270
Saizeriya Co. Ltd.	3,745	72,350
Sakai Moving Service Co. Ltd.	1,540	78,385
Sakata Seed Corp.	2,341	74,881
San ju San Financial Group, Inc.	2,610	32,017
San-A Co. Ltd.	1,826	69,765
San-In Godo Bank Ltd. (The)	14,711	73,808
Sanken Electric Co. Ltd.	4,473	87,980
Sankyo Co. Ltd.	4,836	116,858
Sankyu, Inc.	4,962	186,426
Sanrio Co. Ltd.	5,173	80,064
Santen Pharmaceutical Co. Ltd.	30,999	569,838
Sanwa Holdings Corp.	21,000	187,486
Sanyo Chemical Industries Ltd.	1,868	80,213
Sapporo Holdings Ltd.	6,302	118,133
Sato Holdings Corp.	1,598	34,563
Sawai Pharmaceutical Co. Ltd.	4,400	225,938
SBI Holdings, Inc.	17,974	388,348
SCREEN Holdings Co. Ltd.	3,799	177,412
SCSK Corp.	4,098	199,126
Secom Co. Ltd.	16,875	1,474,371
Sega Sammy Holdings, Inc.	20,371	243,711
Seibu Holdings, Inc.	22,730	246,810
Seiko Epson Corp.	24,121	276,003
Seiko Holdings Corp.	4,175	66,154
Seino Holdings Co. Ltd.	16,000	209,157
Seiren Co. Ltd.	4,616	58,266
Sekisui Chemical Co. Ltd.	38,236	546,901
Sekisui House Ltd.	57,097	1,087,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Senko Group Holdings Co. Ltd.	12,089	$89,762
Seven & i Holdings Co. Ltd.	64,120	2,092,489
Seven Bank Ltd.	64,776	177,189
SG Holdings Co. Ltd.	17,281	563,829
Sharp Corp.	17,930	190,711
Shibaura Mechatronics Corp.	3,328	87,701
Shibuya Corp.	2,975	77,323
Shikoku Chemicals Corp.	5,024	50,516
Shikoku Electric Power Co., Inc.	18,249	134,509
Shima Seiki Manufacturing Ltd.	2,819	40,173
Shimachu Co. Ltd.	3,082	85,470
Shimadzu Corp.	19,886	528,996
Shimamura Co. Ltd.	2,500	169,222
Shimano, Inc.	6,228	1,197,838
Shimizu Corp.	57,596	472,820
Shimojima Co. Ltd.	5,300	57,650
Shin-Etsu Chemical Co. Ltd.	27,986	3,271,522
Shinsei Bank Ltd.	15,507	186,736
Shionogi & Co. Ltd.	21,278	1,331,991
Ship Healthcare Holdings, Inc.	2,626	109,846
Shiseido Co. Ltd.	33,067	2,096,450
Shizuoka Bank Ltd. (The)	40,645	261,250
SHO-BOND Holdings Co. Ltd.	4,612	204,218
Shochiku Co. Ltd. (x)	1,166	160,553
Showa Corp.	3,928	81,079
Showa Denko KK (x)	14,151	317,264
Siix Corp.	7,281	66,833
Sinfonia Technology Co. Ltd.	7,390	70,172
Sintokogio Ltd.	7,500	54,999
SKY Perfect JSAT Holdings, Inc.	7,493	27,795
Skylark Holdings Co. Ltd. (x)	20,442	326,286
SMC Corp.	5,221	2,664,800
SMK Corp.	1,620	39,050
SMS Co. Ltd.	7,708	172,861
Softbank Corp.	148,403	1,888,922
SoftBank Group Corp.	127,029	6,400,709
Sohgo Security Services Co. Ltd.	6,327	294,516
Sojitz Corp.	115,662	252,220
Sompo Holdings, Inc.	32,717	1,125,128
Sony Corp.	102,205	6,999,134
Sony Financial Holdings, Inc.	16,550	398,324
Sotetsu Holdings, Inc.	6,169	164,568
Square Enix Holdings Co. Ltd.	8,243	415,737
Stanley Electric Co. Ltd.	13,307	320,454
Starts Corp., Inc.	4,012	82,136
Subaru Corp.	51,663	1,074,389
Sugi Holdings Co. Ltd.	3,272	221,341
SUMCO Corp.	21,300	326,084
Sumitomo Bakelite Co. Ltd.	3,800	106,337
Sumitomo Chemical Co. Ltd.	130,222	389,153
Sumitomo Corp.	102,912	1,178,514
Sumitomo Dainippon Pharma Co. Ltd.	15,798	218,392
Sumitomo Electric Industries Ltd.	66,687	767,043
Sumitomo Forestry Co. Ltd.	17,200	215,883
Sumitomo Heavy Industries Ltd.	10,441	227,229
Sumitomo Metal Mining Co. Ltd.	20,933	584,486
Sumitomo Mitsui Construction Co. Ltd.	15,803	68,612
Sumitomo Mitsui Financial Group, Inc.	113,517	3,192,455
Sumitomo Mitsui Trust Holdings, Inc.	31,024	870,702
Sumitomo Osaka Cement Co. Ltd.	4,400	154,443
Sumitomo Realty & Development Co. Ltd.	36,897	1,014,572
Sumitomo Rubber Industries Ltd.	16,520	162,718
Sundrug Co. Ltd.	6,166	203,730
Suntory Beverage & Food Ltd.	12,637	492,771
Sushiro Global Holdings Ltd.	7,824	172,287
Suzuken Co. Ltd.	8,676	323,380
Suzuki Motor Corp.	32,337	1,097,198
Sysmex Corp.	11,891	913,308
Systena Corp.	5,824	76,807
T Hasegawa Co. Ltd.	3,525	79,021
T&D Holdings, Inc.	52,917	452,388
Tadano Ltd.	8,952	74,646
Taihei Dengyo Kaisha Ltd.	4,300	92,095
Taiheiyo Cement Corp.	12,822	296,508
Taikisha Ltd.	2,538	69,702
Taisei Corp.	17,402	632,826
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	264,203
Taiyo Holdings Co. Ltd.	1,909	87,984
Taiyo Nippon Sanso Corp.	18,000	300,683
Taiyo Yuden Co. Ltd.	7,256	225,259
Takamatsu Construction Group Co. Ltd.	3,899	87,211
Takara Bio, Inc.	4,701	133,188
Takara Holdings, Inc.	18,000	160,970
Takara Standard Co. Ltd.	5,000	70,750
Takashimaya Co. Ltd.	16,500	137,725
Takeda Pharmaceutical Co. Ltd.	135,745	4,844,828
Takeuchi Manufacturing Co. Ltd.	4,365	72,510
Takuma Co. Ltd.	7,574	104,044
Tamron Co. Ltd.	2,969	51,224
TDK Corp.	8,620	854,539
TechnoPro Holdings, Inc.	3,425	198,295
Teijin Ltd.	14,506	230,555
Terumo Corp.	47,091	1,782,769
T-Gaia Corp.	4,174	78,660
THK Co. Ltd.	9,493	234,786
TIS, Inc.	18,861	401,154
TKC Corp.	1,285	68,027
Toagosei Co. Ltd. (x)	17,000	166,171
Tobishima Corp.	6,530	63,482
Tobu Railway Co. Ltd.	17,551	580,059
TOC Co. Ltd. (x)	2,557	16,153
Toda Corp. (x)	32,000	206,266
Toei Co. Ltd.	540	72,141
Toho Bank Ltd. (The)	26,176	54,131
Toho Co. Ltd.	9,635	347,910
Toho Gas Co. Ltd.	8,185	409,120
Toho Holdings Co. Ltd.	5,618	104,537
Tohoku Electric Power Co., Inc.	41,248	392,270
Tokai Carbon Co. Ltd. (x)	15,000	140,692
TOKAI Holdings Corp.	9,977	91,933
Tokai Rika Co. Ltd.	5,427	78,496
Token Corp.	853	55,588
Tokio Marine Holdings, Inc.	58,694	2,557,062
Tokuyama Corp.	7,400	173,900
Tokyo Broadcasting System Holdings, Inc.	11,930	190,391

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Century Corp.	4,800	$245,458
Tokyo Dome Corp.	10,261	73,581
Tokyo Electric Power Co. Holdings, Inc.*	136,134	417,803
Tokyo Electron Ltd.	10,508	2,578,791
Tokyo Gas Co. Ltd.	32,003	765,410
Tokyo Kiraboshi Financial Group, Inc.	2,264	23,137
Tokyo Ohka Kogyo Co. Ltd.	2,294	114,686
Tokyo Seimitsu Co. Ltd.	3,298	105,312
Tokyo Tatemono Co. Ltd. (x)	19,659	225,631
Tokyotokeiba Co. Ltd.	2,059	68,629
Tokyu Construction Co. Ltd.	9,825	50,851
Tokyu Corp.	41,971	590,419
Tokyu Fudosan Holdings Corp.	57,534	269,225
Tomy Co. Ltd.	9,500	74,893
Topcon Corp.	10,341	83,120
Toppan Forms Co. Ltd.	7,000	69,215
Toppan Printing Co. Ltd.	25,746	429,199
Topre Corp.	2,571	28,638
Toray Industries, Inc.	117,437	553,141
Toridoll Holdings Corp.	2,530	28,394
Toshiba TEC Corp.	2,133	81,482
Tosho Co. Ltd.	2,808	33,265
Tosoh Corp.	24,847	338,846
TOTO Ltd.	12,927	495,428
Toyo Ink SC Holdings Co. Ltd.	2,400	45,366
Toyo Seikan Group Holdings Ltd.	12,145	137,036
Toyo Suisan Kaisha Ltd.	9,479	529,190
Toyo Tire Corp.	11,244	150,327
Toyobo Co. Ltd.	6,343	88,264
Toyoda Gosei Co. Ltd.	9,300	193,474
Toyota Boshoku Corp.	5,878	78,904
Toyota Industries Corp.	13,204	699,098
Toyota Motor Corp.	182,851	11,470,542
Toyota Tsusho Corp.	18,204	461,017
TPR Co. Ltd.	4,102	50,996
Transcosmos, Inc.	4,218	97,501
Trend Micro, Inc.	8,078	451,137
Trusco Nakayama Corp.	3,910	101,237
TS Tech Co. Ltd.	5,200	142,588
TSI Holdings Co. Ltd.	14,450	62,169
Tsubakimoto Chain Co.	2,593	62,875
Tsumura & Co.	5,969	155,727
Tsuruha Holdings, Inc.	3,954	544,265
TV Asahi Holdings Corp.	4,061	59,160
Ube Industries Ltd.	10,241	175,972
Ulvac, Inc. (x)	4,000	115,485
Unicharm Corp.	32,077	1,314,211
Uniden Holdings Corp.*	4,364	74,215
United Arrows Ltd.	2,708	45,804
United Super Markets Holdings, Inc.	5,338	56,161
Ushio, Inc.	11,665	155,249
USS Co. Ltd.	17,803	284,421
V Technology Co. Ltd.	1,336	45,319
Valor Holdings Co. Ltd.	4,443	86,570
Wacoal Holdings Corp.	5,909	109,169
Wacom Co. Ltd.	21,153	107,748
Welcia Holdings Co. Ltd.	4,874	392,958
West Japan Railway Co.	14,829	831,504
Xebio Holdings Co. Ltd.	5,148	40,043
Yakult Honsha Co. Ltd.	11,369	669,166
Yamada Denki Co. Ltd.	49,936	247,712
Yamagata Bank Ltd. (The)	4,200	51,682
Yamaguchi Financial Group, Inc.	23,000	141,242
Yamaha Corp.	10,763	506,372
Yamaha Motor Co. Ltd.	23,424	367,006
Yamato Holdings Co. Ltd.	27,494	594,290
Yamato Kogyo Co. Ltd.	4,410	89,801
Yamazaki Baking Co. Ltd.	13,933	239,383
Yamazen Corp.	9,283	77,932
Yaoko Co. Ltd.	2,104	150,161
Yaskawa Electric Corp.	17,826	616,363
Yodogawa Steel Works Ltd.	4,000	69,592
Yokogawa Electric Corp.	18,255	284,688
Yokohama Rubber Co. Ltd. (The) (x)	14,820	208,259
Yoshinoya Holdings Co. Ltd.	6,683	137,908
Z Holdings Corp.	221,158	1,079,295
Zenkoku Hosho Co. Ltd.	5,062	190,240
Zenrin Co. Ltd.	3,696	41,598
Zensho Holdings Co. Ltd.	9,793	197,636
Zeon Corp.	22,000	202,327
ZOZO, Inc.	12,216	271,549

		332,659,254

Jordan (0.1%)
Hikma Pharmaceuticals plc	28,490	783,077

Mexico (0.0%)
Fresnillo plc	30,783	320,619

Netherlands (5.6%)
ASML Holding NV	91,362	33,491,334
ING Groep NV	836,389	5,810,253
Just Eat Takeaway.com NV (m)*	19,772	2,070,698
Koninklijke Ahold Delhaize NV	236,254	6,433,505
Koninklijke Philips NV*	192,470	8,962,682
Royal Dutch Shell plc, Class A	687,707	10,942,995
Royal Dutch Shell plc, Class B	621,479	9,404,299

		77,115,766

New Zealand (0.2%)
a2 Milk Co. Ltd.*	90,216	1,164,124
Chorus Ltd.	26,088	125,413
Fisher & Paykel Healthcare Corp. Ltd.	15,397	349,106
Fletcher Building Ltd.	42,497	101,532
SKYCITY Entertainment Group Ltd.	33,506	51,843
Spark New Zealand Ltd.	31,223	91,525
Xero Ltd. (x)*	13,327	829,914

		2,713,457

Russia (0.1%)
Evraz plc	96,600	344,402
Polymetal International plc	56,935	1,140,502

		1,484,904

South Africa (0.3%)
Anglo American plc	206,091	4,763,788

Spain (3.2%)
Amadeus IT Group SA	98,030	5,100,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Bilbao Vizcaya Argentaria SA	1,431,165	$4,915,873
Banco Santander SA	3,566,838	8,697,769
Iberdrola SA	1,266,461	14,668,603
Industria de Diseno Textil SA	238,545	6,306,955
Telefonica SA	1,010,065	4,833,656

		44,523,636

Switzerland (0.1%)
Coca-Cola HBC AG	32,775	822,579

United Arab Emirates (0.0%)
NMC Health plc (r)*	14,124	—

United Kingdom (21.9%)
3i Group plc	159,579	1,643,550
Admiral Group plc	34,827	991,128
Ashtead Group plc	74,925	2,518,699
Associated British Foods plc	58,249	1,380,337
AstraZeneca plc	220,021	22,936,448
Auto Trader Group plc (m)	158,081	1,029,993
Avast plc (m)	92,069	602,193
AVEVA Group plc	10,654	539,370
Aviva plc	655,903	2,219,661
BAE Systems plc	538,042	3,218,235
Barclays plc	2,893,191	4,093,199
Barratt Developments plc	169,011	1,036,727
Berkeley Group Holdings plc	19,550	1,007,526
BP plc	3,323,739	12,631,609
British American Tobacco plc	382,531	14,697,388
British Land Co. plc (The) (REIT)	154,929	740,804
BT Group plc	1,457,487	2,057,089
Bunzl plc	56,397	1,512,047
Burberry Group plc	67,239	1,330,569
Compass Group plc	298,581	4,107,614
Croda International plc	20,902	1,359,978
DCC plc	16,554	1,378,663
Diageo plc	384,416	12,760,281
DS Smith plc	213,664	867,423
Experian plc	151,765	5,293,425
GlaxoSmithKline plc	826,092	16,738,222
GVC Holdings plc	97,153	890,158
Halma plc	63,475	1,808,940
Hargreaves Lansdown plc	60,086	1,210,733
HomeServe plc	46,066	744,104
HSBC Holdings plc	3,414,599	15,982,588
Imperial Brands plc	157,891	3,006,740
Informa plc	250,601	1,458,079
InterContinental Hotels Group plc	30,619	1,357,139
Intermediate Capital Group plc	46,575	742,649
International Consolidated Airlines Group SA	249,445	684,859
Intertek Group plc	27,036	1,819,987
ITV plc	623,866	576,487
J Sainsbury plc	271,979	702,714
Janus Henderson Group plc (CHDI)	4,792	103,698
JD Sports Fashion plc	71,983	554,253
Johnson Matthey plc	31,823	826,021
Kingfisher plc	353,736	966,443
Land Securities Group plc (REIT)	119,395	817,015
Legal & General Group plc	992,714	2,710,884
Linde plc (x)	118,482	24,938,994
Lloyds Banking Group plc	11,785,688	4,546,539
London Stock Exchange Group plc	52,773	5,459,042
M&G plc	435,258	902,241
Melrose Industries plc	805,660	1,135,537
Mondi plc	81,184	1,516,989
National Grid plc	587,769	7,197,357
Next plc	21,323	1,291,190
Ocado Group plc*	76,467	1,919,627
Pearson plc (x)	125,757	898,926
Pennon Group plc	70,297	973,586
Persimmon plc	53,171	1,503,652
Phoenix Group Holdings plc	88,125	702,312
Prudential plc	437,052	6,581,855
Reckitt Benckiser Group plc	105,697	9,727,135
RELX plc	311,387	7,207,134
Rentokil Initial plc	310,714	1,959,395
Rightmove plc	145,176	981,121
Rolls-Royce Holdings plc*	288,728	1,019,143
Royal Bank of Scotland Group plc	761,261	1,144,988
RSA Insurance Group plc	172,475	874,320
Sage Group plc (The)	182,942	1,521,307
Schroders plc	18,710	682,788
Segro plc (REIT)	199,433	2,209,211
Severn Trent plc	39,988	1,226,890
Smith & Nephew plc	146,587	2,730,876
Smiths Group plc	66,379	1,159,308
Spirax-Sarco Engineering plc	12,318	1,520,804
SSE plc	174,252	2,942,065
St James’s Place plc	88,655	1,045,061
Standard Chartered plc	433,046	2,357,646
Standard Life Aberdeen plc	376,813	1,247,125
Taylor Wimpey plc	613,595	1,082,498
Tesco plc	1,620,891	4,576,666
Unilever NV	294,427	15,615,045
Unilever plc	182,682	9,849,762
United Utilities Group plc	114,315	1,287,685
Virgin Money UK plc (CHDI)*	103,144	118,523
Vodafone Group plc	4,489,323	7,158,492
Whitbread plc	33,837	930,346
Wm Morrison Supermarkets plc	371,698	876,868
WPP plc	198,898	1,552,166

		299,827,884

United States (0.5%)
Amcor plc (CHDI)	113,435	1,143,036
Ferguson plc	37,669	3,081,510
James Hardie Industries plc (CHDI)	54,038	1,031,437
News Corp. (CHDI), Class B	8,382	99,284
Reliance Worldwide Corp. Ltd.	95,671	196,555
ResMed, Inc. (CHDI)	43,680	831,372
Sims Ltd.	20,501	112,329

		6,495,523

Total Common Stocks (98.3%) (Cost $1,293,782,037)		1,348,388,017

CLOSED END FUND:
United Kingdom (0.2%)
Scottish Mortgage Investment Trust plc (Cost $1,109,903)	243,384	2,468,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Telefonica SA, expiring 7/1/20 (x)* (Cost $215,642)	1,010,065	$198,705

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.3%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $2,900,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $2,958,003. (xx)	$2,900,000	2,900,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $1,100,007, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $1,122,001. (xx)	1,100,000	1,100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $5,096,245, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $5,198,160. (xx)	5,096,235	5,096,235
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $3,000,163, collateralized by various Common Stocks; total market value $3,334,004. (xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $10,437,153, collateralized by various Common Stocks; total market value $11,598,675. (xx)	10,437,095	10,437,095
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $5,000,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $5,100,000. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $2,000,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $1,600,009, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $1,777,948. (xx)	1,600,000	1,600,000

Total Repurchase Agreements		31,133,330

Total Short-Term Investments (2.3%) (Cost $31,133,330)		31,133,330

Total Investments in Securities (100.8%) (Cost $1,326,240,912)		1,382,189,023
Other Assets Less Liabilities (-0.8%)		(11,096,519)

Net Assets (100%)		$1,371,092,504

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $3,937,380 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $33,483,260. This was collateralized by $4,446,615 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/2/20 - 8/15/49 and by cash of $31,133,330 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	149	9/2020	EUR	5,395,350	45,887
FTSE 100 Index	43	9/2020	GBP	3,275,468	(29,046)
SPI 200 Index	13	9/2020	AUD	1,321,473	6,955
TOPIX Index	36	9/2020	JPY	5,196,203	(124,338)

					(100,542)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Closed End Fund	$—	$2,468,971	$—		$2,468,971
Common Stocks
Australia	—	151,489,848	—	(b)	151,489,848
Belgium	—	8,902,395	—		8,902,395
Chile	—	672,547	—		672,547
Finland	—	5,314,451	—		5,314,451
France	—	206,489,923	—		206,489,923
Germany	—	163,423,200	—		163,423,200
Ireland	—	14,336,562	—		14,336,562
Italy	—	26,248,604	—		26,248,604
Japan	—	332,659,254	—		332,659,254
Jordan	—	783,077	—		783,077
Mexico	—	320,619	—		320,619
Netherlands	—	77,115,766	—		77,115,766
New Zealand	—	2,713,457	—		2,713,457
Russia	—	1,484,904	—		1,484,904
South Africa	—	4,763,788	—		4,763,788
Spain	—	44,523,636	—		44,523,636
Switzerland	—	822,579	—		822,579
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	—	299,827,884	—		299,827,884
United States	—	6,495,523	—		6,495,523
Futures	52,842	—	—		52,842
Rights
Spain	—	198,705	—		198,705
Short-Term Investments
Repurchase Agreements	—	31,133,330	—		31,133,330

Total Assets	$52,842	$1,382,189,023	$—		$1,382,241,865

Liabilities:
Futures	$(153,384)	$—	$—		$(153,384)

Total Liabilities	$(153,384)	$—	$—		$(153,384)

Total	$(100,542)	$1,382,189,023	$—		$1,382,088,481

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$52,842	*

Total		$52,842

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(153,384	)*

Total		$(153,384)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,317,295)	$(2,317,295)

Total	$(2,317,295)	$(2,317,295)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,287	$4,287

Total	$4,287	$4,287

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $15,620,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$54,241,880
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$101,195,171

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$385,258,453
Aggregate gross unrealized depreciation	(342,681,254)

Net unrealized appreciation	$42,577,199

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,339,511,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,295,107,582)	$1,351,055,693
Repurchase Agreements (Cost $31,133,330)	31,133,330
Cash	14,046,955
Foreign cash (Cost $349,053)	349,660
Cash held as collateral at broker for futures	2,320,000
Dividends, interest and other receivables	4,321,366
Receivable for Portfolio shares sold	359,208
Securities lending income receivable	11,010
Due from broker for futures variation margin	1,034
Other assets	13,813

Total assets	1,403,612,069

LIABILITIES
Payable for return of collateral on securities loaned	31,133,330
Investment management fees payable	459,185
Payable for Portfolio shares redeemed	406,439
Distribution fees payable – Class IB	148,779
Distribution fees payable – Class IA	110,910
Administrative fees payable	110,485
Accrued expenses	150,437

Total liabilities	32,519,565

NET ASSETS	$1,371,092,504

Net assets were comprised of:
Paid in capital	$1,349,966,984
Total distributable earnings (loss)	21,125,520

Net assets	$1,371,092,504

Class IA
Net asset value, offering and redemption price per share, $534,496,423 / 62,742,804 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.52

Class IB
Net asset value, offering and redemption price per share, $715,154,388 / 85,359,930 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.38

Class K
Net asset value, offering and redemption price per share, $121,441,693 / 14,244,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.53

(x)	Includes value of securities on loan of $33,483,260.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,015,756 foreign withholding tax)	$20,821,085
Interest	154,023
Securities lending (net)	95,369

Total income	21,070,477

EXPENSES
Investment management fees	2,761,756
Distribution fees – Class IB	892,092
Distribution fees – Class IA	669,153
Administrative fees	659,419
Custodian fees	128,214
Printing and mailing expenses	58,985
Professional fees	47,322
Trustees’ fees	22,852
Recoupment fees	2,519
Miscellaneous	40,764

Total expenses	5,283,076

NET INVESTMENT INCOME (LOSS)	15,787,401

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,401,956
Futures contracts	(2,317,295)
Foreign currency transactions	(15,298)

Net realized gain (loss)	1,069,363

Change in unrealized appreciation (depreciation) on:
Investments in securities	(238,902,035)
Futures contracts	4,287
Foreign currency translations	(3,957)

Net change in unrealized appreciation (depreciation)	(238,901,705)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(237,832,342)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(222,044,941)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,787,401	$43,810,306
Net realized gain (loss)	1,069,363	12,335,330
Net change in unrealized appreciation (depreciation)	(238,901,705)	258,144,255

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(222,044,941)	314,289,891

Distributions to shareholders:
Class IA	—	(16,925,846)
Class IB	—	(22,864,756)
Class K	—	(5,006,616)

Total distributions to shareholders	—	(44,797,218)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,542,711 and 1,978,180 shares, respectively]	12,264,091	18,128,231
Capital shares issued in reinvestment of dividends [0 and 1,733,055 shares, respectively]	—	16,925,846
Capital shares repurchased [(3,384,213) and (6,039,986) shares, respectively]	(27,931,551)	(55,988,926)

Total Class IA transactions	(15,667,460)	(20,934,849)

Class IB
Capital shares sold [3,224,990 and 4,881,801 shares, respectively]	25,921,146	44,293,691
Capital shares issued in reinvestment of dividends [0 and 2,380,477 shares, respectively]	—	22,864,756
Capital shares repurchased [(5,318,899) and (10,611,833) shares, respectively]	(44,340,718)	(96,768,611)

Total Class IB transactions	(18,419,572)	(29,610,164)

Class K
Capital shares sold [1,643,062 and 1,158,227 shares, respectively]	13,031,499	10,734,489
Capital shares issued in reinvestment of dividends [0 and 512,926 shares, respectively]	—	5,006,616
Capital shares repurchased [(5,116,994) and (8,973,334) shares, respectively]	(46,053,746)	(78,499,750)

Total Class K transactions	(33,022,247)	(62,758,645)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(67,109,279)	(113,303,658)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(289,154,220)	156,189,015
NET ASSETS:
Beginning of period	1,660,246,724	1,504,057,709

End of period	$1,371,092,504	$1,660,246,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019		2018	2017	2016	2015
Net asset value, beginning of period	$9.86		$8.30		$10.05	$8.37	$8.42	$8.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.25		0.24	0.22	0.22	0.22
Net realized and unrealized gain (loss)	(1.44)		1.58		(1.75)	1.72	(0.04)	(0.40)

Total from investment operations	(1.34)		1.83		(1.51)	1.94	0.18	(0.18)

Less distributions:
Dividends from net investment income	—		(0.27)		(0.24)	(0.26)	(0.23)	(0.22)

Net asset value, end of period	$8.52		$9.86		$8.30	$10.05	$8.37	$8.42

Total return (b)	(13.59)%		22.05%		(15.12)%	23.16%	2.16%	(2.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$534,496		$637,098		$555,230	$691,902	$584,652	$609,682
Ratio of expenses to average net assets:
After waivers (a)(f)	0.79	%(j)	0.78	%(k)	0.81%	0.79%	0.79%	0.78%
Before waivers (a)(f)	0.79%		0.78%		0.81%	0.79%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.27%		2.75%		2.47%	2.35%	2.63%	2.39%
Before waivers (a)(f)	2.27%		2.75%		2.47%	2.35%	2.63%	2.39%
Portfolio turnover rate^	4	%(z)	5%		8%	6%	8%	6%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018	2017	2016	2015
Net asset value, beginning of period	$9.70		$8.16		$9.90	$8.24	$8.29	$8.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.25		0.24	0.22	0.21	0.21
Net realized and unrealized gain (loss)	(1.41)		1.56		(1.74)	1.70	(0.03)	(0.40)

Total from investment operations	(1.32)		1.81		(1.50)	1.92	0.18	(0.19)

Less distributions:
Dividends from net investment income	—		(0.27)		(0.24)	(0.26)	(0.23)	(0.21)

Net asset value, end of period	$8.38		$9.70		$8.16	$9.90	$8.24	$8.29

Total return (b)	(13.61)%		22.19%		(15.25)%	23.29%	2.15%	(2.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$715,154		$848,443		$741,350	$923,965	$773,661	$815,348
Ratio of expenses to average net assets:
After waivers (a)(f)	0.79	%(j)	0.78	%(k)	0.81%	0.79%	0.79%	0.78%
Before waivers (a)(f)	0.79%		0.78%		0.81%	0.79%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.27%		2.75%		2.47%	2.34%	2.63%	2.38%
Before waivers (a)(f)	2.27%		2.75%		2.47%	2.34%	2.63%	2.38%
Portfolio turnover rate^	4	%(z)	5%		8%	6%	8%	6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018	2017	2016	2015
Net asset value, beginning of period	$9.86		$8.29		$10.05	$8.36	$8.41	$8.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.28		0.26	0.25	0.24	0.25
Net realized and unrealized gain (loss)	(1.43)		1.58		(1.76)	1.72	(0.04)	(0.42)

Total from investment operations	(1.33)		1.86		(1.50)	1.97	0.20	(0.17)

Less distributions:
Dividends from net investment income	—		(0.29)		(0.26)	(0.28)	(0.25)	(0.24)

Net asset value, end of period	$8.53		$9.86		$8.29	$10.05	$8.36	$8.41

Total return (b)	(13.49)%		22.48%		(14.98)%	23.59%	2.42%	(1.91)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121,442		$174,705		$207,478	$238,014	$247,099	$246,719
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.53	%(k)	0.56%	0.54%	0.54%	0.53%
Before waivers (a)(f)	0.54%		0.53%		0.56%	0.54%	0.54%	0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.48%		2.99%		2.70%	2.67%	2.88%	2.71%
Before waivers (a)(f)	2.48%		2.98%		2.70%	2.67%	2.88%	2.71%
Portfolio turnover rate^	4	%(z)	5%		8%	6%	8%	6%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.79% for Class IA, 0.79% for Class IB and 0.54% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IA, 0.78% for Class IB and 0.53% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Financials	$165,991,756	17.2%
Consumer Discretionary	137,877,455	14.3
Industrials	132,374,469	13.7
Materials	86,854,872	9.0
Consumer Staples	71,190,322	7.4
Health Care	70,353,966	7.3
Information Technology	64,017,616	6.7
Communication Services	57,015,666	5.9
Energy	33,572,581	3.5
Utilities	24,560,574	2.6
Real Estate	8,944,327	0.9
Repurchase Agreements	4,234,124	0.4
Closed End Fund	1,073,840	0.1
Investment Company	500,000	0.1
Cash and Other	105,079,543	10.9

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$838.42	$4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.17
Class IB
Actual	1,000.00	838.42	4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.17
Class K
Actual	1,000.00	838.90	3.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.98	3.92

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.4%)
Abacus Property Group (REIT)	15,309	$28,400
Adbri Ltd.	16,506	36,274
Afterpay Ltd.*	11,779	507,655
AGL Energy Ltd.	35,990	424,468
ALS Ltd.	27,092	123,071
Altium Ltd. (x)	5,568	125,201
Alumina Ltd.	108,299	122,065
AMP Ltd.*	2,844,226	3,646,459
Ampol Ltd.	15,213	309,041
Ansell Ltd.	7,597	192,984
AP Eagers Ltd.	9,018	42,232
APA Group	65,208	502,126
Appen Ltd.	4,980	117,060
ARB Corp. Ltd.	3,357	42,038
Aristocrat Leisure Ltd.	36,053	637,601
ASX Ltd.	11,264	665,601
Atlas Arteria Ltd.	48,010	220,461
Aurizon Holdings Ltd.	110,717	376,962
AusNet Services	90,716	104,642
Austal Ltd.	14,097	31,767
Australia & New Zealand Banking Group Ltd.	168,412	2,179,451
Avita Medical Ltd. (CHDI)*	4,793	29,768
Bank of Queensland Ltd.	20,953	89,595
Bapcor Ltd.	12,735	51,924
Beach Energy Ltd.	90,220	95,259
Bega Cheese Ltd.	10,108	31,066
Bendigo & Adelaide Bank Ltd. (x)	22,932	111,477
BHP Group Ltd.	170,605	4,233,866
BHP Group plc	149,185	3,062,718
Bingo Industries Ltd. (m)(x)	20,588	30,682
Blackmores Ltd.	597	32,269
BlueScope Steel Ltd.	26,060	211,361
Boral Ltd.	73,124	192,220
Brambles Ltd.	450,321	3,387,700
Bravura Solutions Ltd.	12,127	38,050
Breville Group Ltd.	5,221	82,431
Brickworks Ltd.	3,128	34,422
BWP Trust (REIT)	26,350	69,723
carsales.com Ltd.	14,419	177,389
Challenger Ltd.	30,824	94,477
Charter Hall Group (REIT)	29,375	199,805
Charter Hall Long Wale REIT (REIT)	27,025	80,758
Charter Hall Retail REIT (REIT)	30,050	69,787
CIMIC Group Ltd.	4,702	78,774
Cleanaway Waste Management Ltd.	115,605	176,185
Clinuvel Pharmaceuticals Ltd.	1,983	35,142
Coca-Cola Amatil Ltd.	25,354	151,983
Cochlear Ltd.	3,491	455,505
Coles Group Ltd.	68,699	816,071
Collins Foods Ltd.	5,548	36,492
Commonwealth Bank of Australia	102,006	4,912,553
Computershare Ltd.	28,259	259,667
Cooper Energy Ltd.*	107,646	27,889
Corporate Travel Management Ltd.	3,875	26,050
Costa Group Holdings Ltd.	29,637	59,772
Credit Corp. Group Ltd.	2,888	31,581
Cromwell Property Group (REIT)	78,193	48,959
Crown Resorts Ltd.	19,246	128,619
CSL Ltd.	26,612	5,275,909
CSR Ltd.	28,276	71,905
Dexus (REIT)	60,721	386,951
Domain Holdings Australia Ltd.	15,333	35,497
Domino’s Pizza Enterprises Ltd.	3,712	176,177
Downer EDI Ltd.	28,286	86,532
Elders Ltd.	5,260	34,273
EML Payments Ltd.*	16,325	38,416
Evolution Mining Ltd.	91,228	364,712
Flight Centre Travel Group Ltd.	7,568	58,456
Fortescue Metals Group Ltd.	99,604	955,721
G8 Education Ltd.	27,893	17,130
Glencore plc*	6,403,989	13,555,006
Gold Road Resources Ltd.*	41,019	48,320
Goodman Group (REIT)	90,823	934,730
GPT Group (The) (REIT)	109,987	317,969
GrainCorp Ltd., Class A*	10,251	29,294
Growthpoint Properties Australia Ltd. (REIT)	12,613	27,946
GUD Holdings Ltd.	4,390	35,168
GWA Group Ltd.	18,054	34,664
Harvey Norman Holdings Ltd.	29,571	72,897
Healius Ltd.	32,938	69,369
IDP Education Ltd.	5,944	63,838
IGO Ltd.	24,767	83,594
Iluka Resources Ltd.	22,492	133,111
Incitec Pivot Ltd.	80,263	104,316
Inghams Group Ltd.	24,674	54,534
Insurance Australia Group Ltd.	135,388	541,197
InvoCare Ltd.	6,750	49,009
IOOF Holdings Ltd. (x)	16,411	56,057
IPH Ltd.	8,971	46,301
IRESS Ltd.	7,655	58,065
JB Hi-Fi Ltd.	5,712	170,338
Jumbo Interactive Ltd.	3,228	21,450
Lendlease Group	38,401	329,560
Link Administration Holdings Ltd.	24,953	70,711
Lynas Corp. Ltd.*	28,724	38,831
Macquarie Group Ltd.	18,416	1,515,892
Magellan Financial Group Ltd.	8,372	340,767
McMillan Shakespeare Ltd.	2,381	14,965
Medibank Pvt Ltd.	155,675	322,076
Metcash Ltd.	45,279	85,025
Mineral Resources Ltd.	9,297	136,402
Mirvac Group (REIT)	227,675	342,709
Monadelphous Group Ltd.	4,750	35,522
Nanosonics Ltd.*	15,681	74,115
National Australia Bank Ltd.	180,085	2,276,817
National Storage REIT (REIT)(x)	38,604	49,222
nearmap Ltd.*	25,271	39,479
New Hope Corp. Ltd.	15,379	14,640
Newcrest Mining Ltd.	46,226	1,030,620
NEXTDC Ltd.*	23,055	157,671
nib holdings Ltd.	30,366	97,086
Nine Entertainment Co. Holdings Ltd.	98,743	94,590
Northern Star Resources Ltd.	42,447	404,033
NRW Holdings Ltd.	17,572	22,760
Nufarm Ltd.*	16,854	47,757
Oil Search Ltd.	101,889	224,375
Orica Ltd.	328,213	3,773,498
Origin Energy Ltd.	98,850	400,431
Orora Ltd.	44,597	78,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
OZ Minerals Ltd.	18,845	$143,185
Pendal Group Ltd.	11,799	49,307
Perenti Global Ltd.	40,631	32,524
Perpetual Ltd.	2,833	58,072
Platinum Asset Management Ltd.	15,920	41,155
PolyNovo Ltd.*	33,162	58,434
Premier Investments Ltd.	5,965	71,353
Pro Medicus Ltd.	2,640	48,319
Qantas Airways Ltd.	74,370	194,829
QBE Insurance Group Ltd.	84,811	521,383
Qube Holdings Ltd.	97,003	195,726
Ramsay Health Care Ltd.	9,772	450,427
REA Group Ltd.	2,619	196,019
Regis Resources Ltd.	25,353	93,239
Resolute Mining Ltd.*	45,809	36,787
Rio Tinto Ltd.	21,602	1,464,794
Rio Tinto plc	79,044	4,447,801
Sandfire Resources Ltd.	5,890	20,710
Santos Ltd.	98,589	362,503
Saracen Mineral Holdings Ltd.*	62,778	241,110
Scentre Group (REIT)	304,369	458,316
SEEK Ltd. (x)	18,487	280,590
Service Stream Ltd. (x)	19,735	26,053
Seven Group Holdings Ltd. (x)	6,490	77,385
Shopping Centres Australasia Property Group (REIT)	46,044	69,487
Silver Lake Resources Ltd.*	41,904	62,760
SmartGroup Corp. Ltd.	4,569	19,321
Sonic Healthcare Ltd.	26,680	563,243
South32 Ltd.	284,717	403,156
Southern Cross Media Group Ltd.	103,232	12,628
Spark Infrastructure Group	92,555	138,876
St Barbara Ltd.	48,183	107,168
Star Entertainment Grp Ltd. (The)	38,212	75,258
Steadfast Group Ltd.	52,572	122,078
Stockland (REIT)	139,783	321,074
Suncorp Group Ltd.	62,857	402,434
Super Retail Group Ltd.	5,904	33,206
Sydney Airport	125,014	490,161
Tabcorp Holdings Ltd.	112,864	264,301
Technology One Ltd.	11,605	70,565
Telstra Corp. Ltd.	692,041	1,498,108
TPG Telecom Ltd.*	22,358	137,320
Transurban Group	151,762	1,481,969
Treasury Wine Estates Ltd.	40,211	291,090
Tuas Ltd.*	11,179	5,207
United Malt Grp Ltd.*	10,251	29,246
Vicinity Centres (REIT)	187,457	185,893
Virgin Australia Holdings Ltd. (r)*	96,120	—
Viva Energy Group Ltd. (m)	50,797	63,929
Vocus Group Ltd.*	29,370	60,090
Washington H Soul Pattinson & Co. Ltd.(x)	5,554	75,313
Waypoint REIT (REIT)	38,142	68,608
Webjet Ltd. (x)	12,238	28,114
Wesfarmers Ltd.	65,981	2,049,350
Western Areas Ltd.	12,682	23,209
Westpac Banking Corp.	199,862	2,489,587
Whitehaven Coal Ltd. (x)	43,181	42,837
WiseTech Global Ltd.	7,843	104,897
Woodside Petroleum Ltd.	54,845	824,249
Woolworths Group Ltd.	76,419	1,970,691
Worley Ltd. (x)	20,615	124,904

		90,394,763

Belgium (0.4%)
Anheuser-Busch InBev SA/NV	81,403	4,012,078

Canada (0.7%)
Cenovus Energy, Inc.	816,809	3,820,520
Open Text Corp.	63,600	2,700,751

		6,521,271

Chile (0.0%)
Antofagasta plc	21,789	252,692

China (0.7%)
Alibaba Group Holding Ltd.*	64,000	1,729,457
Alibaba Group Holding Ltd. (ADR)*	700	150,989
Baidu, Inc. (ADR)*	24,125	2,892,346
Trip.com Group Ltd. (ADR)*	78,500	2,034,720

		6,807,512

Finland (0.5%)
Nokia OYJ (x)	544,625	2,385,103
UPM-Kymmene OYJ	90,900	2,623,194

		5,008,297

France (12.8%)
Accor SA*	190,400	5,166,128
Air Liquide SA	45,606	6,571,319
Airbus SE*	55,897	3,977,561
AXA SA (x)‡	199,572	4,164,891
BNP Paribas SA*	402,092	15,940,173
Bureau Veritas SA*	109,687	2,311,017
Danone SA	62,381	4,310,622
Engie SA*	179,089	2,210,554
EssilorLuxottica SA*	42,800	5,485,650
Kering SA	7,187	3,903,761
L’Oreal SA	23,302	7,470,391
LVMH Moet Hennessy Louis Vuitton SE	25,609	11,216,714
Orange SA	190,066	2,270,562
Publicis Groupe SA	157,454	5,089,979
Safran SA*	34,414	3,442,511
Sanofi	109,196	11,109,497
Schneider Electric SE	53,005	5,876,543
Societe Generale SA*	81,769	1,360,381
TOTAL SA (x)	250,599	9,545,218
Unibail-Rodamco-Westfield (CHDI) (REIT)	17,085	47,777
Valeo SA	191,500	5,016,180
Vinci SA	53,767	4,944,348
Vivendi SA	82,980	2,126,875

		123,558,652

Germany (12.4%)
adidas AG*	17,769	4,648,721
Allianz SE (Registered)	75,585	15,417,356
BASF SE	88,948	4,970,411
Bayer AG (Registered)	163,701	12,015,585
Bayerische Motoren Werke AG	173,403	11,047,357
Continental AG	85,855	8,385,866
Daimler AG (Registered)	335,778	13,610,270
Deutsche Boerse AG	18,298	3,307,345
Deutsche Post AG (Registered)	94,675	3,453,713

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Deutsche Telekom AG (Registered)	312,417	$5,225,926
Fresenius SE & Co. KGaA	39,449	1,947,235
Henkel AG & Co. KGaA	11,500	955,717
Henkel AG & Co. KGaA (Preference) (q)	12,400	1,152,769
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	13,939	3,617,523
SAP SE	105,239	14,648,801
Siemens AG (Registered)	77,142	9,061,698
thyssenkrupp AG*	499,100	3,529,639
Volkswagen AG (Preference)(q)	17,489	2,644,830

		119,640,762

India (0.3%)
Axis Bank Ltd.	495,500	2,701,397

Indonesia (0.2%)
Bank Mandiri Persero Tbk. PT	6,440,100	2,233,456

Ireland (1.2%)
CRH plc (Irish Stock Exchange)	57,971	1,971,789
CRH plc (London Stock Exchange)	75,661	2,587,826
Flutter Entertainment plc	8,147	1,068,329
Ryanair Holdings plc (ADR)*	86,300	5,725,142
Smurfit Kappa Group plc	16,907	560,467

		11,913,553

Italy (2.4%)
Enel SpA	750,443	6,465,197
Eni SpA	244,169	2,325,044
Intesa Sanpaolo SpA*	7,215,372	13,783,975

		22,574,216

Japan (15.5%)
77 Bank Ltd. (The)	200	2,974
A&A Material Corp.	200	1,989
A&D Co. Ltd.	1,200	7,771
ABC-Mart, Inc.	800	46,805
Achilles Corp.	1,000	18,000
Acom Co. Ltd.	14,000	53,364
Adastria Co. Ltd.	760	12,150
ADEKA Corp.	3,100	41,277
Advan Co. Ltd.	1,400	17,395
Advanex, Inc.	200	2,496
Advantest Corp.	5,300	301,045
Aeon Co. Ltd.	26,399	613,173
Aeon Delight Co. Ltd.	1,400	38,833
Aeon Fantasy Co. Ltd. (x)	400	5,702
AEON Financial Service Co. Ltd.	4,900	53,448
Aeon Hokkaido Corp.	900	6,977
Aeon Mall Co. Ltd.	3,160	41,922
AGC, Inc.	6,200	176,369
AGORA Hospitality Group Co. Ltd.*	5,000	1,341
Ai Holdings Corp.	2,100	30,270
Aica Kogyo Co. Ltd.	2,100	68,841
Aichi Bank Ltd. (The)	400	10,311
Aichi Corp.	2,100	14,471
Aichi Steel Corp.	600	17,024
Aichi Tokei Denki Co. Ltd.	100	4,159
Aida Engineering Ltd.	3,300	22,307
Aiful Corp.*	6,800	14,953
Aigan Co. Ltd.	900	1,869
Ain Holdings, Inc.	1,000	65,430
Aiphone Co. Ltd.	800	11,683
Air Water, Inc.	6,000	84,631
Airport Facilities Co. Ltd.	1,200	4,722
Airtech Japan Ltd. (x)	300	3,450
Aisan Industry Co. Ltd.	1,500	7,360
Aisin Seiki Co. Ltd.	5,348	155,850
Ajinomoto Co., Inc.	15,400	255,855
Akebono Brake Industry Co. Ltd.*	5,700	9,049
Akita Bank Ltd. (The)	800	10,761
Alconix Corp.	800	8,629
Alfresa Holdings Corp.	8,000	166,544
Alleanza Holdings Co. Ltd.	111	1,060
Alpen Co. Ltd.	700	10,846
Alpha Corp.	300	2,617
Alpha Systems, Inc.	360	12,426
Alps Alpine Co. Ltd.	6,032	77,291
Altech Co. Ltd.	500	1,075
Altech Corp.	1,100	19,447
Amada Co. Ltd.	8,500	69,475
Amano Corp.	1,800	37,341
Amuse, Inc.	600	12,275
ANA Holdings, Inc. (x)*	11,700	266,087
Anest Iwata Corp.	2,000	15,540
Anritsu Corp.	5,000	118,521
AOI TYO Holdings, Inc. (x)	500	2,041
AOKI Holdings, Inc.	2,200	12,733
Aomori Bank Ltd. (The)	900	18,678
Aoyama Trading Co. Ltd.	1,600	10,865
Aozora Bank Ltd.(x)	3,800	66,153
Arakawa Chemical Industries Ltd.	1,000	11,481
Araya Industrial Co. Ltd.	200	2,133
Arcland Sakamoto Co. Ltd.	1,400	24,579
Arcs Co. Ltd.	1,500	30,138
Argo Graphics, Inc.	800	24,926
Ariake Japan Co. Ltd.	600	38,156
Arisawa Manufacturing Co. Ltd.	2,000	14,876
Arrk Corp.*	4,200	4,441
Aruhi Corp.	2,100	30,129
As One Corp.	400	43,687
Asahi Co. Ltd.	500	6,906
Asahi Diamond Industrial Co. Ltd.	4,000	18,174
Asahi Group Holdings Ltd. (x)	14,800	518,492
Asahi Intecc Co. Ltd.	7,100	201,749
Asahi Kasei Corp.	46,200	375,355
Asahi Kogyosha Co. Ltd.	200	6,108
Asahi Net, Inc.	1,000	12,329
ASAHI YUKIZAI Corp.	800	10,624
Asanuma Corp.	400	15,342
Ashimori Industry Co. Ltd.	300	2,811
Asics Corp.	5,500	62,599
ASKA Pharmaceutical Co. Ltd.	1,000	11,239
ASKUL Corp.	900	28,801
Astellas Pharma, Inc.	57,700	960,510
Atsugi Co. Ltd.	1,100	6,258
Autobacs Seven Co. Ltd.	100	1,259
Avantia Co. Ltd.	1,000	8,049
Avex, Inc.	2,300	18,195
Awa Bank Ltd. (The)	2,000	44,865
Axell Corp.	400	2,774
Axial Retailing, Inc.	700	27,932
Azbil Corp.	4,600	140,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Azuma Shipping Co. Ltd.	600	$1,524
Bandai Namco Holdings, Inc.	7,300	383,660
Bando Chemical Industries Ltd.	2,000	12,131
Bank of Iwate Ltd. (The)	800	19,288
Bank of Kyoto Ltd. (The)	2,400	85,051
Bank of Nagoya Ltd. (The)	1,099	23,579
Bank of Okinawa Ltd. (The)	1,080	30,975
Bank of Saga Ltd. (The)	700	7,616
Bank of the Ryukyus Ltd.	2,500	22,157
BayCurrent Consulting, Inc.	500	41,579
Belc Co. Ltd.	600	41,001
Belluna Co. Ltd.	3,000	16,860
Benefit One, Inc.	1,700	34,145
Benesse Holdings, Inc.	2,400	64,539
Bic Camera, Inc.	3,000	31,785
BML, Inc.	1,400	36,593
Bookoff Group Holdings Ltd.	700	5,439
BP Castrol KK	500	5,436
Bridgestone Corp. (x)	18,100	582,371
Brother Industries Ltd.	8,200	147,759
Bunka Shutter Co. Ltd.	3,000	20,772
CAC Holdings Corp.	700	7,740
Calbee, Inc.	3,500	96,782
Can Do Co. Ltd.	1,000	19,292
Canare Electric Co. Ltd.	100	1,616
Canon Electronics, Inc.	1,100	16,417
Canon Marketing Japan, Inc. (x)	2,300	46,828
Canon, Inc. (x)	36,800	732,135
Capcom Co. Ltd.	3,200	116,139
Carlit Holdings Co. Ltd.	1,000	4,684
Casio Computer Co. Ltd.	5,700	98,918
Cawachi Ltd.	800	20,599
Central Glass Co. Ltd.	1,100	18,684
Central Japan Railway Co.	5,600	866,866
Central Security Patrols Co. Ltd.	500	19,784
Central Sports Co. Ltd.	400	8,346
Change, Inc.*	800	55,960
Chiba Bank Ltd. (The)	25,000	117,839
Chiba Kogyo Bank Ltd. (The)	2,300	4,993
Chilled & Frozen Logistics Holdings Co. Ltd.	400	5,868
Chino Corp.	400	5,162
Chiyoda Co. Ltd.	1,600	17,552
Chiyoda Integre Co. Ltd.	400	6,150
Chofu Seisakusho Co. Ltd.	1,200	25,206
Chori Co. Ltd.	800	13,667
Chubu Electric Power Co., Inc.	21,600	271,691
Chubu Shiryo Co. Ltd.	1,200	18,150
Chudenko Corp.	700	15,022
Chuetsu Pulp & Paper Co. Ltd.	400	5,748
Chugai Pharmaceutical Co. Ltd.	21,000	1,122,599
Chugai Ro Co. Ltd.	400	5,695
Chugoku Bank Ltd. (The)	4,800	44,426
Chugoku Electric Power Co., Inc. (The) (x)	8,100	108,155
Chugoku Marine Paints Ltd.	3,000	22,255
Chukyo Bank Ltd. (The)	500	9,959
Chuo Spring Co. Ltd.	100	2,607
CI Takiron Corp.	3,000	19,499
Citizen Watch Co. Ltd.	2,700	8,771
CKD Corp.	1,400	24,762
Cleanup Corp.	1,200	6,354
CMIC Holdings Co. Ltd.	400	5,299
CMK Corp.	2,400	9,240
Coca-Cola Bottlers Japan, Inc.	4,873	88,320
cocokara fine, Inc.	600	32,261
COLOPL, Inc.	1,700	15,503
Colowide Co. Ltd. (x)	2,100	28,606
Computer Engineering & Consulting Ltd.	1,600	25,237
Computer Institute of Japan Ltd.	1,200	9,147
COMSYS Holdings Corp.	3,814	112,675
Concordia Financial Group Ltd.	42,446	135,881
CONEXIO Corp.	1,000	13,247
Core Corp.	400	4,419
Corona Corp.	500	4,794
Cosel Co. Ltd.	1,800	15,643
Cosmo Energy Holdings Co. Ltd.	1,500	21,855
Cosmos Pharmaceutical Corp.	600	91,957
Create Medic Co. Ltd.	300	2,734
Create Restaurants Holdings, Inc.	3,900	25,737
Create SD Holdings Co. Ltd.	1,500	46,501
Credit Saison Co. Ltd.	4,700	53,741
Cresco Ltd.	600	7,906
CTI Engineering Co. Ltd.	700	11,078
CyberAgent, Inc.	4,600	225,659
Cybernet Systems Co. Ltd.	1,000	6,200
Cybozu, Inc.	2,000	62,260
Dai Nippon Printing Co. Ltd.	9,100	208,427
Dai Nippon Toryo Co. Ltd.	1,400	12,178
Daibiru Corp.	3,600	32,898
Daicel Corp.	8,200	63,361
Dai-Dan Co. Ltd.	500	13,073
Daido Kogyo Co. Ltd.	400	2,484
Daido Metal Co. Ltd.	1,000	5,094
Daido Steel Co. Ltd.	1,200	36,801
Daidoh Ltd.	1,600	3,219
Daifuku Co. Ltd.	3,600	314,522
Daihen Corp.	1,200	43,010
Daiho Corp.	800	17,949
Daiichi Jitsugyo Co. Ltd.	400	13,554
Dai-ichi Life Holdings, Inc.	38,500	458,526
Daiichi Sankyo Co. Ltd.	19,600	1,600,667
Daiichikosho Co. Ltd.	900	26,934
Daiken Corp.	1,000	16,772
Daiken Medical Co. Ltd.	400	2,234
Daiki Aluminium Industry Co. Ltd.	2,000	10,521
Daikin Industries Ltd.	8,600	1,382,933
Daikoku Denki Co. Ltd.	500	5,945
Dainichi Co. Ltd.	600	3,854
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	17,312
Daio Paper Corp. (x)	2,800	37,326
Daiohs Corp.	200	1,886
Daiseki Co. Ltd.	1,900	50,601
Daishi Hokuetsu Financial Group, Inc.	1,050	21,234
Daisue Construction Co. Ltd.	400	3,071
Daisyo Corp.	600	7,085
Daito Bank Ltd. (The)	700	4,076
Daito Trust Construction Co. Ltd.	2,600	238,888
Daitobo Co. Ltd.*	1,000	1,022
Daitron Co. Ltd.	500	7,759
Daiwa House Industry Co. Ltd.	21,100	497,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa Industries Ltd.	1,000	$8,419
Daiwa Securities Group, Inc.	51,000	212,759
Daiwabo Holdings Co. Ltd.	610	39,834
Danto Holdings Corp.*	1,000	826
DCM Holdings Co. Ltd.	5,800	66,552
DeNA Co. Ltd.	4,000	49,848
Denka Co. Ltd.	2,600	63,604
Denso Corp.	15,100	589,072
Dentsu Group, Inc. (x)	6,700	158,926
Denyo Co. Ltd.	1,100	19,461
Descente Ltd.*	2,900	39,995
DIC Corp.	2,699	67,653
Digital Arts, Inc.	400	32,291
Digital Garage, Inc.	1,700	54,124
Dijet Industrial Co. Ltd.	100	1,164
Dip Corp.	1,200	24,193
Disco Corp.	900	217,912
DKK Co. Ltd.	600	14,446
DKS Co. Ltd.	400	19,218
DMG Mori Co. Ltd. (x)	3,900	47,319
Doshisha Co. Ltd.	1,000	15,119
Doutor Nichires Holdings Co. Ltd.	2,100	33,917
Dowa Holdings Co. Ltd.	1,800	54,604
DTS Corp.	2,200	45,379
Duskin Co. Ltd.	100	2,547
DyDo Group Holdings, Inc.	500	22,590
Dynic Corp.	400	2,744
Eagle Industry Co. Ltd.	1,000	6,680
Earth Corp.	100	7,610
East Japan Railway Co.	11,800	817,738
Ebara Corp.	3,400	79,681
Ebara Jitsugyo Co. Ltd.	300	7,914
Echo Trading Co. Ltd.	300	1,496
Econach Holdings Co. Ltd.*	1,500	1,360
Eco’s Co. Ltd.	400	7,127
EDION Corp.	4,400	44,582
eGuarantee, Inc.	1,600	37,786
Ehime Bank Ltd. (The)	1,400	15,119
Eiken Chemical Co. Ltd.	2,000	31,980
Eisai Co. Ltd.	8,200	649,979
Eizo Corp.	1,000	37,648
Elecom Co. Ltd.	700	34,150
Electric Power Development Co. Ltd.	5,600	106,171
Elematec Corp.	1,800	14,617
ENEOS Holdings, Inc.	110,550	391,700
en-japan, Inc.	1,100	27,128
Enplas Corp.	600	13,201
Enshu Ltd.	200	1,697
EPS Holdings, Inc.	2,000	19,126
eRex Co. Ltd.	1,900	24,879
Eslead Corp.	500	6,279
ESPEC Corp.	1,200	19,835
euglena Co. Ltd. (x)*	3,600	26,047
Exedy Corp.	1,500	22,273
Ezaki Glico Co. Ltd.	2,000	95,553
Faith, Inc.	400	2,466
FALCO HOLDINGS Co. Ltd.	600	8,680
FamilyMart Co. Ltd.	5,360	91,983
Fancl Corp.	2,800	82,985
FANUC Corp.	6,600	1,179,372
Fast Retailing Co. Ltd.	900	515,301
FCC Co. Ltd.	1,800	30,825
Feed One Co. Ltd.	7,520	14,012
Felissimo Corp.	300	3,016
FIDEA Holdings Co. Ltd.	7,000	6,556
Financial Products Group Co. Ltd.	1,800	9,893
First Baking Co. Ltd.*	100	898
Foster Electric Co. Ltd.	1,100	10,718
FP Corp.	400	32,034
France Bed Holdings Co. Ltd.	1,600	12,521
F-Tech, Inc.	400	1,851
Fudo Tetra Corp.	980	12,910
Fuji Co. Ltd.	1,300	22,599
Fuji Corp.	1,700	29,735
Fuji Corp. Ltd.	1,200	5,977
Fuji Electric Co. Ltd.	4,200	114,791
Fuji Kosan Co. Ltd.	400	1,640
Fuji Kyuko Co. Ltd.	1,500	46,750
Fuji Media Holdings, Inc.	7,700	74,139
Fuji Oil Co. Ltd.*	3,300	5,234
Fuji Oil Holdings, Inc.	1,600	41,308
Fuji Seal International, Inc.	2,400	46,661
Fuji Soft, Inc.	1,600	63,292
Fujibo Holdings, Inc.	500	15,091
Fujicco Co. Ltd.	1,000	18,583
FUJIFILM Holdings Corp.	13,170	563,527
Fujikura Composites, Inc.	800	2,746
Fujikura Kasei Co. Ltd.	1,600	7,743
Fujikura Ltd.	8,400	24,170
Fujimi, Inc.	1,100	33,813
Fujimori Kogyo Co. Ltd.	900	31,336
Fujita Kanko, Inc.	300	4,730
Fujitec Co. Ltd.	3,000	55,052
Fujitsu General Ltd.	2,000	40,949
Fujitsu Ltd.	6,700	784,263
Fujiya Co. Ltd.	700	14,470
FuKoKu Co. Ltd.	500	3,176
Fukuda Corp.	200	9,075
Fukui Bank Ltd. (The)	1,000	15,523
Fukui Computer Holdings, Inc.	400	10,210
Fukuoka Financial Group, Inc.	6,384	100,753
Fukushima Bank Ltd. (The)	1,500	2,379
Fukushima Galilei Co. Ltd.	600	19,002
Fukuyama Transporting Co. Ltd.	1,600	55,876
FULLCAST Holdings Co. Ltd.	1,000	13,409
Funai Electric Co. Ltd.*	1,100	5,144
Funai Soken Holdings, Inc. (x)	2,340	52,637
Furukawa Co. Ltd.	2,100	21,331
Furukawa Electric Co. Ltd.	2,300	55,685
Furusato Industries Ltd.	700	9,092
Fuso Pharmaceutical Industries Ltd.	400	9,312
Futaba Corp.	2,100	19,176
Futaba Industrial Co. Ltd.	3,500	14,578
Future Corp.	1,000	15,948
Fuyo General Lease Co. Ltd.	600	33,340
G-7 Holdings, Inc.	600	13,038
Gakken Holdings Co. Ltd.	2,000	26,853
Gakujo Co. Ltd.	400	4,447
Gecoss Corp.	800	6,869
Genki Sushi Co. Ltd.	300	6,428
Geo Holdings Corp.	2,000	25,079
GLOBERIDE, Inc.	500	9,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Glory Ltd.	2,100	$47,723
GMO internet, Inc.	3,400	93,853
GMO Payment Gateway, Inc.	1,500	156,313
Godo Steel Ltd.	700	11,876
Goldcrest Co. Ltd.	1,100	15,046
Goldwin, Inc.	1,200	78,351
Gree, Inc.	5,100	21,850
GS Yuasa Corp.	2,800	49,531
GSI Creos Corp.	300	3,520
Gun-Ei Chemical Industry Co. Ltd.	300	7,286
Gunma Bank Ltd. (The)	14,200	45,043
Gunze Ltd.	800	29,666
Gurunavi, Inc.	2,000	13,718
H.U. Group Holdings, Inc.	2,600	61,284
H2O Retailing Corp.	4,760	31,793
Hachijuni Bank Ltd. (The)	10,000	37,930
Hakudo Co. Ltd.	400	5,144
Hakuhodo DY Holdings, Inc.	10,600	125,971
Hakuto Co. Ltd.	700	6,379
Hakuyosha Co. Ltd.	100	2,670
Hamakyorex Co. Ltd.	600	17,275
Hamamatsu Photonics KK	4,600	199,194
Hankyu Hanshin Holdings, Inc.	8,400	283,925
Hanwa Co. Ltd.	2,200	40,231
Happinet Corp.	600	6,259
Hard Off Corp. Co. Ltd.	500	3,305
Harima Chemicals Group, Inc.	1,100	10,039
Haruyama Holdings, Inc.	500	3,538
Haseko Corp.	8,100	102,013
Hayashikane Sangyo Co. Ltd.	400	2,135
Hazama Ando Corp.	7,520	43,451
Heiwa Corp.	1,820	30,405
Heiwa Real Estate Co. Ltd.	1,800	51,420
Heiwado Co. Ltd.	2,400	42,061
Helios Techno Holding Co. Ltd.	1,100	3,418
Hibiya Engineering Ltd.	1,800	31,197
Hiday Hidaka Corp.	1,640	25,558
Hikari Tsushin, Inc.	700	159,418
Hino Motors Ltd.	10,700	72,285
Hioki EE Corp.	500	13,345
Hirakawa Hewtech Corp.	400	3,936
Hirose Electric Co. Ltd.	1,023	112,139
Hiroshima Bank Ltd. (The)	10,000	47,120
HIS Co. Ltd. (x)	1,100	16,292
Hisaka Works Ltd.	1,000	6,900
Hisamitsu Pharmaceutical Co., Inc.	1,900	102,386
Hitachi Capital Corp.	1,200	26,435
Hitachi Construction Machinery Co. Ltd.	2,700	74,680
Hitachi Ltd.	32,728	1,033,205
Hitachi Metals Ltd.	7,100	84,531
Hitachi Transport System Ltd.	2,100	56,092
Hitachi Zosen Corp.	5,100	18,592
Hochiki Corp.	1,000	11,352
Hodogaya Chemical Co. Ltd.	200	8,090
Hogy Medical Co. Ltd.	1,200	36,923
Hokkaido Electric Power Co., Inc.	7,100	27,255
Hokkaido Gas Co. Ltd.	400	5,876
Hokkan Holdings Ltd.	600	10,117
Hokko Chemical Industry Co. Ltd.	1,000	5,711
Hokkoku Bank Ltd. (The)	1,400	37,089
Hokuetsu Corp.	8,000	28,335
Hokuhoku Financial Group, Inc.	2,900	23,971
Hokuriku Electric Industry Co. Ltd.	400	3,253
Hokuriku Electric Power Co.	7,800	49,748
Hokushin Co. Ltd.	800	898
Hokuto Corp.	1,400	26,380
Honda Motor Co. Ltd.	52,700	1,347,315
Honeys Holdings Co. Ltd.	1,080	11,478
Hoosiers Holdings	2,000	9,829
Horiba Ltd.	1,400	73,791
Hoshizaki Corp.	2,000	171,376
Hosiden Corp.	3,000	26,271
Hosokawa Micron Corp.	400	21,178
House Do Co. Ltd. (x)	3,300	27,957
House Foods Group, Inc.	2,500	80,631
House of Rose Co. Ltd.	100	1,491
Howa Machinery Ltd.	600	4,391
Hoya Corp.	13,600	1,302,404
Hulic Co. Ltd. (x)	14,800	140,178
Hurxley Corp.	300	2,909
Hyakugo Bank Ltd. (The)	11,000	33,557
Hyakujushi Bank Ltd. (The)	1,400	25,209
Ibiden Co. Ltd.	4,300	125,488
Ichibanya Co. Ltd.	800	35,196
Ichigo, Inc.	10,100	25,314
Ichiken Co. Ltd.	200	2,802
Ichikoh Industries Ltd.	2,000	9,094
Ichinen Holdings Co. Ltd.	1,300	14,467
Ichiyoshi Securities Co. Ltd.	2,700	11,375
Icom, Inc.	600	17,211
Idec Corp.	1,400	22,309
Idemitsu Kosan Co. Ltd.	7,642	162,131
IDOM, Inc.	3,300	15,219
IHI Corp.	4,600	66,535
Iida Group Holdings Co. Ltd.	5,976	91,523
Iino Kaiun Kaisha Ltd.	5,900	18,604
Ikegami Tsushinki Co. Ltd.	300	2,412
Imasen Electric Industrial	800	5,474
Impress Holdings, Inc.	1,000	1,373
Inaba Denki Sangyo Co. Ltd.	200	4,455
Inaba Seisakusho Co. Ltd.	600	7,732
Inabata & Co. Ltd.	3,200	38,606
Inageya Co. Ltd.	1,000	15,706
Ines Corp.	1,600	20,263
I-Net Corp.	550	7,696
Infocom Corp.	1,100	30,099
Infomart Corp.	6,800	47,232
Information Services International-Dentsu Ltd.	700	32,530
Inpex Corp.	38,500	238,352
Intage Holdings, Inc.	1,200	9,842
Internet Initiative Japan, Inc.	700	23,862
Inui Global Logistics Co. Ltd.	490	3,783
I’rom Group Co. Ltd.	300	8,065
Iseki & Co. Ltd.	1,300	13,349
Isetan Mitsukoshi Holdings Ltd.	10,500	60,205
Ishihara Sangyo Kaisha Ltd.	2,100	13,738
Ishii Iron Works Co. Ltd.	100	2,319
Ishikawa Seisakusho Ltd.*	200	2,954
Ishizuka Glass Co. Ltd.	100	1,806
Isuzu Motors Ltd.	20,500	185,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Itfor, Inc.	1,300	$9,180
Ito En Ltd.	2,100	118,387
ITOCHU Corp.	45,300	975,542
Itochu Enex Co. Ltd.	2,700	21,827
Itochu Techno-Solutions Corp.	3,000	112,432
Itochu-Shokuhin Co. Ltd.	300	14,265
Itoham Yonekyu Holdings, Inc.	7,370	44,339
Itoki Corp.	2,600	8,233
IwaiCosmo Holdings, Inc.	1,100	11,225
Iwaki & Co. Ltd.	1,000	4,702
Iwasaki Electric Co. Ltd.	400	7,172
Iwatani Corp. (x)	600	20,961
Iwatsu Electric Co. Ltd.*	500	3,933
Iyo Bank Ltd. (The)	9,100	55,525
Izumi Co. Ltd.	1,700	53,779
Izutsuya Co. Ltd.*	600	1,091
J Front Retailing Co. Ltd.	9,500	63,297
Jaccs Co. Ltd.	1,600	26,060
Jafco Co. Ltd.	1,600	53,961
Jalux, Inc.	300	4,973
Janome Sewing Machine Co. Ltd.	1,200	5,064
Japan Airlines Co. Ltd.	11,400	205,489
Japan Airport Terminal Co. Ltd.	2,100	89,442
Japan Asia Investment Co. Ltd.*	800	1,699
Japan Aviation Electronics Industry Ltd.	2,000	26,867
Japan Cash Machine Co. Ltd.	1,100	5,999
Japan Communications, Inc. (x)*	17,400	29,381
Japan Display, Inc.*	17,300	7,949
Japan Electronic Materials Corp.	500	5,145
Japan Elevator Service Holdings Co. Ltd.	1,000	32,105
Japan Exchange Group, Inc.	19,300	445,837
Japan Foods Co. Ltd.	100	1,115
Japan Foundation Engineering Co. Ltd.	1,700	6,461
Japan Lifeline Co. Ltd.	1,800	23,761
Japan Material Co. Ltd.	1,900	29,793
Japan Medical Dynamic Marketing, Inc.	1,000	15,129
Japan Oil Transportation Co. Ltd.	100	2,988
Japan Petroleum Exploration Co. Ltd.	600	10,067
Japan Post Bank Co. Ltd.	18,500	137,570
Japan Post Holdings Co. Ltd.	53,300	379,015
Japan Post Insurance Co. Ltd.	2,200	28,843
Japan Pulp & Paper Co. Ltd.	600	21,940
Japan Securities Finance Co. Ltd.	5,546	26,274
Japan Steel Works Ltd. (The)	1,700	24,164
Japan Tobacco, Inc. (x)	37,900	703,191
Japan Transcity Corp.	2,000	9,364
Japan Wool Textile Co. Ltd. (The)	4,000	39,605
Jastec Co. Ltd.	700	8,534
JBCC Holdings, Inc.	1,000	13,839
JCR Pharmaceuticals Co. Ltd.	300	31,416
JCU Corp.	800	24,944
Jeans Mate Corp.*	300	624
Jeol Ltd.	2,000	55,455
JFE Holdings, Inc.	16,744	119,929
JGC Holdings Corp.	6,600	69,470
JINS Holdings, Inc.	500	30,363
JK Holdings Co. Ltd.	1,100	7,976
JMS Co. Ltd.	500	3,727
Joban Kosan Co. Ltd.	300	3,975
J-Oil Mills, Inc.	500	18,469
Joshin Denki Co. Ltd.	1,000	20,047
JSP Corp.	800	10,820
JSR Corp.	6,200	119,649
JTEKT Corp.	7,500	58,279
Juki Corp.	1,400	7,171
Juroku Bank Ltd. (The)	1,500	27,261
Justsystems Corp.	900	63,601
JVCKenwood Corp.	5,800	8,771
K&O Energy Group, Inc.	500	7,053
Kadokawa Corp.	1,484	30,445
Kaga Electronics Co. Ltd.	1,200	21,778
Kagome Co. Ltd.	2,200	65,758
Kajima Corp.	17,400	207,247
Kakaku.com, Inc.	5,200	131,676
Kaken Pharmaceutical Co. Ltd.	1,800	91,984
Kamei Corp.	1,000	9,448
Kamigumi Co. Ltd.	1,800	35,302
Kanaden Corp.	1,000	11,958
Kanagawa Chuo Kotsu Co. Ltd.	200	7,634
Kanamoto Co. Ltd.	1,000	21,841
Kandenko Co. Ltd.	2,900	24,658
Kaneka Corp.	1,600	41,567
Kanematsu Corp.	2,500	29,866
Kanematsu Electronics Ltd.	700	24,854
Kanematsu Sustech Corp.	100	1,402
Kansai Electric Power Co., Inc. (The)	27,800	269,369
Kansai Mirai Financial Group, Inc.	5,564	20,861
Kansai Paint Co. Ltd.	7,800	164,402
Kanto Denka Kogyo Co. Ltd.	2,000	15,851
Kao Corp.	16,400	1,298,343
Kappa Create Co. Ltd.*	1,800	24,557
Kasai Kogyo Co. Ltd.	1,000	4,210
Katakura & Co-op Agri Corp.	55	643
Katakura Industries Co. Ltd.	1,400	14,837
Kato Sangyo Co. Ltd.	1,700	55,621
Kato Works Co. Ltd.	400	4,523
KAWADA TECHNOLOGIES, Inc.	200	9,012
Kawai Musical Instruments Manufacturing Co. Ltd.	400	10,306
Kawasaki Heavy Industries Ltd.	5,200	74,818
Kawasaki Kisen Kaisha Ltd. (x)*	1,999	18,822
KDDI Corp.	50,500	1,514,134
Keihan Holdings Co. Ltd.	3,200	142,533
Keihanshin Building Co. Ltd.	1,400	18,004
Keihin Co. Ltd.	200	2,395
Keihin Corp.	2,500	58,454
Keikyu Corp.	8,400	128,580
Keio Corp.	3,600	205,613
Keisei Electric Railway Co. Ltd.	4,700	147,140
Keiyo Bank Ltd. (The)	2,500	12,009
Keiyo Co. Ltd.	2,200	15,075
Kenedix, Inc.	9,400	46,321
Kewpie Corp.	5,100	96,192
Key Coffee, Inc.	1,200	25,465
Keyence Corp.	6,160	2,571,937
KH Neochem Co. Ltd.	1,500	28,337
Kikkoman Corp.	5,000	240,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kimoto Co. Ltd.	2,200	$3,161
Kimura Chemical Plants Co. Ltd.	1,100	4,315
Kimura Unity Co. Ltd.	200	1,904
Kinden Corp.	5,000	82,470
King Jim Co. Ltd.	1,000	8,082
Kinki Sharyo Co. Ltd. (The)*	100	1,156
Kintetsu Department Store Co. Ltd.	100	2,827
Kintetsu Group Holdings Co. Ltd.	6,600	296,438
Kintetsu World Express, Inc.	2,200	38,013
Kirin Holdings Co. Ltd. (x)	28,600	603,143
Kirindo Holdings Co. Ltd.	500	11,309
Kisoji Co. Ltd.	1,400	31,704
Kissei Pharmaceutical Co. Ltd.	1,200	30,189
Kitagawa Corp.	500	7,428
Kita-Nippon Bank Ltd. (The)	300	5,407
Kitano Construction Corp.	300	7,451
Kitazawa Sangyo Co. Ltd.	1,000	2,549
Kitz Corp.	5,100	32,494
Kiyo Bank Ltd. (The)	1,900	28,837
KNT-CT Holdings Co. Ltd.*	400	3,734
Koa Corp.	1,500	13,961
Koatsu Gas Kogyo Co. Ltd.	1,000	6,842
Kobayashi Pharmaceutical Co. Ltd.	1,900	166,920
Kobayashi Yoko Co. Ltd.	300	710
Kobe Bussan Co. Ltd.	3,000	169,120
Kobe Steel Ltd.*	12,900	44,302
Koei Tecmo Holdings Co. Ltd.	1,356	44,210
Kohnan Shoji Co. Ltd.	1,100	34,726
Kohsoku Corp.	700	9,506
Koito Manufacturing Co. Ltd.	4,200	169,071
Kojima Co. Ltd.	1,500	7,667
Kokuyo Co. Ltd.	3,400	41,040
KOMAIHALTEC, Inc.	200	2,712
Komatsu Ltd.	241,390	4,935,157
Komatsu Matere Co. Ltd.	2,000	13,721
Komatsu Wall Industry Co. Ltd.	400	6,655
Komeri Co. Ltd.	1,600	40,877
Komori Corp.	3,400	22,162
Konaka Co. Ltd.	1,400	4,116
Konami Holdings Corp.	2,800	93,272
Konica Minolta, Inc.	16,600	57,307
Konishi Co. Ltd.	2,000	27,945
Kosaido Co. Ltd.*	900	6,469
Kose Corp.	1,300	156,295
Kosei Securities Co. Ltd. (The)	200	962
Kotobuki Spirits Co. Ltd.	800	32,786
Kourakuen Holdings Corp.	700	10,061
Krosaki Harima Corp.	200	6,751
KRS Corp.	300	4,423
K’s Holdings Corp.	6,800	93,043
Kubota Corp.	37,500	559,253
Kumagai Gumi Co. Ltd.	1,000	23,939
Kumiai Chemical Industry Co. Ltd. (x)	5,140	48,110
Kura Sushi, Inc.	600	29,421
Kurabo Industries Ltd.	1,200	25,096
Kuraray Co. Ltd. (x)	11,900	124,186
Kuraudia Holdings Co. Ltd.	200	852
Kureha Corp.	800	34,962
Kurimoto Ltd.	600	9,647
Kurita Water Industries Ltd.	3,500	97,108
Kusuri no Aoki Holdings Co. Ltd.	800	62,703
KYB Corp.*	700	13,085
Kyocera Corp.	9,800	533,233
Kyodo Printing Co. Ltd.	300	7,912
Kyoei Sangyo Co. Ltd.	100	1,061
Kyoei Steel Ltd.	1,300	15,570
Kyoei Tanker Co. Ltd.	200	1,467
Kyokuto Boeki Kaisha Ltd.	200	2,465
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	27,960
Kyokuto Securities Co. Ltd.	1,600	7,584
Kyokuyo Co. Ltd.	500	12,607
KYORIN Holdings, Inc.	3,000	61,649
Kyoritsu Maintenance Co. Ltd.	1,200	40,841
Kyoritsu Printing Co. Ltd.	1,000	1,280
Kyosan Electric Manufacturing Co. Ltd.	2,000	9,888
Kyoto Kimono Yuzen Co. Ltd.	700	1,707
Kyowa Electronic Instruments Co. Ltd.	1,000	4,015
Kyowa Exeo Corp.	3,058	73,009
Kyowa Kirin Co. Ltd. (x)	6,800	178,414
Kyowa Leather Cloth Co. Ltd.	700	4,400
Kyudenko Corp.	2,000	58,988
Kyushu Electric Power Co., Inc.	13,800	115,772
Kyushu Financial Group, Inc.	16,770	70,764
Kyushu Railway Co.	5,600	145,287
Land Business Co. Ltd.	1,000	3,217
LAND Co. Ltd.*	1,300	120
Lasertec Corp.	3,200	301,744
Lawson, Inc.	1,600	80,225
LEC, Inc.	1,200	18,088
Leopalace21 Corp.(x)*	7,300	14,287
Life Corp.	700	22,389
LINE Corp.*	2,100	105,593
Lintec Corp.	900	21,343
Lion Corp.	10,000	239,749
LIXIL Group Corp.	10,040	140,310
Look Holdings, Inc.	400	2,853
M3, Inc.	14,900	633,642
Mabuchi Motor Co. Ltd. (x)	1,600	50,883
Macnica Fuji Electronics Holdings, Inc.	1,850	26,870
Maeda Corp.	8,000	60,918
Maeda Road Construction Co. Ltd.	2,300	43,347
Maezawa Industries, Inc.	900	3,038
Maezawa Kasei Industries Co. Ltd.	900	8,183
Maezawa Kyuso Industries Co. Ltd.	400	7,447
Makino Milling Machine Co. Ltd.	1,200	36,771
Makita Corp.	8,900	323,221
Mandom Corp.	1,400	25,770
Mani, Inc.	3,300	87,075
Marche Corp.	300	1,661
Mars Group Holdings Corp.	600	9,055
Marubeni Construction Material Lease Co. Ltd.	100	1,501
Marubeni Corp.	64,400	291,305
Marubun Corp.	900	4,866
Marudai Food Co. Ltd.	1,200	21,133
Maruha Nichiro Corp.	1,300	26,603
Marui Group Co. Ltd.	6,700	120,995
Maruichi Steel Tube Ltd.	1,600	39,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Maruka Corp.	400	$7,234
Marusan Securities Co. Ltd.	3,900	14,833
Maruwa Co. Ltd.	300	22,650
Maruwa Unyu Kikan Co. Ltd.	1,000	28,182
Maruwn Corp.	600	1,251
Maruyama Manufacturing Co., Inc.	200	2,117
Maruzen CHI Holdings Co. Ltd.	600	2,206
Maruzen Showa Unyu Co. Ltd.	800	24,772
Matsuda Sangyo Co. Ltd.	800	9,940
Matsui Construction Co. Ltd.	1,000	5,963
Matsui Securities Co. Ltd.	1,000	7,699
Matsumotokiyoshi Holdings Co. Ltd.	2,800	101,414
Matsuya Co. Ltd. (x)	2,200	13,941
Matsuyafoods Holdings Co. Ltd.	500	16,922
Max Co. Ltd.	2,000	28,221
Mazda Motor Corp.	22,000	131,909
Mebuki Financial Group, Inc.	32,760	75,943
MEC Co. Ltd.	800	15,588
Medical System Network Co. Ltd.	400	1,836
Medipal Holdings Corp.	7,600	146,310
Megachips Corp.	1,100	21,292
Megmilk Snow Brand Co. Ltd.	2,700	62,826
Meidensha Corp.	800	12,954
Meiji Holdings Co. Ltd.	4,800	381,708
Meiji Shipping Co. Ltd.	1,100	3,264
Meiko Network Japan Co. Ltd.	900	7,102
Meitec Corp.	1,000	48,140
Meito Sangyo Co. Ltd.	600	7,324
Meiwa Corp. (x)	900	3,973
Meiwa Estate Co. Ltd.	700	2,682
Melco Holdings, Inc.	600	16,718
Menicon Co. Ltd.	700	34,372
Michinoku Bank Ltd. (The)	600	6,264
Milbon Co. Ltd.	840	40,026
Mimasu Semiconductor Industry Co. Ltd.	1,000	21,479
Minebea Mitsumi, Inc.	13,137	238,186
Ministop Co. Ltd.	900	12,598
Mirait Holdings Corp.	3,600	53,698
MISUMI Group, Inc.	8,300	207,368
Mitachi Co. Ltd.	200	1,142
Mito Securities Co. Ltd.	3,000	5,482
Mitsuba Corp.*	2,000	8,638
Mitsubishi Chemical Holdings Corp.	44,220	257,362
Mitsubishi Corp.	46,010	968,649
Mitsubishi Electric Corp.	67,200	872,615
Mitsubishi Estate Co. Ltd.	47,700	709,324
Mitsubishi Gas Chemical Co., Inc.	6,500	98,327
Mitsubishi Heavy Industries Ltd.	11,500	271,291
Mitsubishi Kakoki Kaisha Ltd.	300	4,887
Mitsubishi Logisnext Co. Ltd.	1,000	8,818
Mitsubishi Logistics Corp.	3,000	77,366
Mitsubishi Materials Corp.	4,100	86,527
Mitsubishi Motors Corp.	26,200	64,665
Mitsubishi Paper Mills Ltd.	1,800	5,675
Mitsubishi Pencil Co. Ltd.	2,000	25,048
Mitsubishi Research Institute, Inc.	400	15,975
Mitsubishi Shokuhin Co. Ltd.	1,100	27,996
Mitsubishi Steel Manufacturing Co. Ltd.	700	4,362
Mitsubishi UFJ Financial Group, Inc.	452,200	1,768,633
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	93,241
Mitsuboshi Belting Ltd.	1,500	23,509
Mitsui & Co. Ltd.	54,400	804,412
Mitsui Chemicals, Inc.	5,118	106,676
Mitsui E&S Holdings Co. Ltd.*	3,400	13,098
Mitsui Fudosan Co. Ltd.	33,900	600,679
Mitsui High-Tec, Inc.	1,400	21,014
Mitsui Matsushima Holdings Co. Ltd.	800	6,261
Mitsui Mining & Smelting Co. Ltd.	1,600	32,499
Mitsui OSK Lines Ltd.	4,100	72,629
Mitsui Sugar Co. Ltd.	1,000	18,373
Mitsui-Soko Holdings Co. Ltd.	1,000	13,832
Mitsumura Printing Co. Ltd.	100	1,418
Mitsuuroko Group Holdings Co. Ltd.	1,900	20,332
Miura Co. Ltd.	3,000	124,742
Miyaji Engineering Group, Inc.	400	6,251
Miyakoshi Holdings, Inc.*	300	2,362
Miyazaki Bank Ltd. (The)	800	17,655
Miyoshi Oil & Fat Co. Ltd.	400	4,284
Mizuho Financial Group, Inc.	871,380	1,068,553
Mizuho Leasing Co. Ltd.	1,700	37,387
Mizuno Corp.	1,200	23,066
Mochida Pharmaceutical Co. Ltd.	1,000	37,179
Modec, Inc. (x)	1,000	14,163
Monex Group, Inc.	7,000	14,162
MonotaRO Co. Ltd.	4,900	196,260
Morinaga & Co. Ltd.	1,800	69,975
Morinaga Milk Industry Co. Ltd.	1,300	57,960
Morita Holdings Corp.	2,000	34,901
Morozoff Ltd.	200	10,748
Mory Industries, Inc.	400	9,330
MOS Food Services, Inc.	1,600	44,119
MrMax Holdings Ltd.	1,200	6,784
MS&AD Insurance Group Holdings, Inc.	16,200	444,893
Murata Manufacturing Co. Ltd.	20,295	1,189,169
Musashi Seimitsu Industry Co. Ltd.	2,400	21,526
Musashino Bank Ltd. (The)	1,900	27,141
Mutoh Holdings Co. Ltd.	100	1,424
Nabtesco Corp. (x)	3,800	117,056
NAC Co. Ltd.	400	3,300
Nachi-Fujikoshi Corp.	500	15,732
Nagaileben Co. Ltd.	1,200	29,269
Nagano Bank Ltd. (The)	400	4,354
Nagano Keiki Co. Ltd.	800	7,243
Nagase & Co. Ltd.	3,800	47,337
Nagatanien Holdings Co. Ltd.	500	10,053
Nagawa Co. Ltd.	400	28,863
Nagoya Railroad Co. Ltd.	4,700	132,673
Naigai Co. Ltd.*	300	987
Nakabayashi Co. Ltd.	1,000	5,396
Nakamuraya Co. Ltd.	300	11,202
Nakano Corp.	1,000	3,524
Nakayama Steel Works Ltd.	600	2,028
Nakayamafuku Co. Ltd.	700	3,189
Nakayo, Inc.	200	2,755
Namura Shipbuilding Co. Ltd.	1,024	1,491
Nankai Electric Railway Co. Ltd.	3,200	73,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nanto Bank Ltd. (The)	1,100	$21,341
Natori Co. Ltd.	600	9,864
NC Holdings Co. Ltd.	300	1,502
NEC Capital Solutions Ltd.	300	5,510
NEC Corp.	8,400	402,838
NEC Networks & System Integration Corp.	3,300	67,474
NET One Systems Co. Ltd.	3,000	100,029
Neturen Co. Ltd.	1,700	8,642
Nexon Co. Ltd.	19,700	444,939
Nexyz Group Corp.	500	4,768
NGK Insulators Ltd.	7,400	102,178
NGK Spark Plug Co. Ltd.	6,100	87,395
NH Foods Ltd.	2,500	100,302
NHK Spring Co. Ltd.	9,700	62,824
Nice Corp.*	500	3,689
Nichia Steel Works Ltd.	1,000	2,531
Nichias Corp.	3,000	62,419
Nichiban Co. Ltd. (x)	500	6,769
Nichicon Corp. (x)	3,900	27,072
Nichiden Corp.	1,000	21,886
Nichiha Corp.	1,200	25,582
NichiiGakkan Co. Ltd.	2,200	33,876
Nichi-iko Pharmaceutical Co. Ltd.	2,100	25,369
Nichimo Co. Ltd.	100	1,767
Nichirei Corp.	3,500	101,689
Nichireki Co. Ltd.	1,000	14,917
Nidec Corp.	16,654	1,111,936
Nifco, Inc.	2,300	49,061
Nihon Chouzai Co. Ltd.	600	8,907
Nihon Dempa Kogyo Co. Ltd.*	900	2,841
Nihon Kohden Corp.	2,600	87,367
Nihon M&A Center, Inc.	5,200	234,891
Nihon Nohyaku Co. Ltd.	2,000	8,679
Nihon Parkerizing Co. Ltd.	3,100	31,002
Nihon Tokushu Toryo Co. Ltd.	1,000	9,231
Nihon Trim Co. Ltd.	200	5,704
Nihon Unisys Ltd.	2,100	66,081
Nihon Yamamura Glass Co. Ltd.	500	3,912
Nikkato Corp.	400	2,604
Nikkiso Co. Ltd. (x)	4,000	38,079
Nikko Co. Ltd.	1,000	5,939
Nikkon Holdings Co. Ltd.	3,000	59,663
Nikon Corp.	12,300	102,926
Nintendo Co. Ltd.	4,200	1,868,853
Nippo Corp.	1,500	37,847
Nippon Air Conditioning Services Co. Ltd.	1,200	8,078
Nippon Beet Sugar Manufacturing Co. Ltd.	700	12,224
Nippon Carbide Industries Co., Inc.	300	3,465
Nippon Carbon Co. Ltd.	600	19,114
Nippon Ceramic Co. Ltd.	800	16,868
Nippon Chemical Industrial Co. Ltd.	400	8,534
Nippon Chemi-Con Corp.*	700	11,713
Nippon Chemiphar Co. Ltd.	100	2,454
Nippon Chutetsukan KK	100	1,216
Nippon Coke & Engineering Co. Ltd.	10,000	6,213
Nippon Concrete Industries Co. Ltd.	1,000	2,524
Nippon Denko Co. Ltd.*	5,000	7,839
Nippon Densetsu Kogyo Co. Ltd.	2,000	44,098
Nippon Electric Glass Co. Ltd. (x)	3,200	50,034
Nippon Express Co. Ltd.	2,200	113,871
Nippon Felt Co. Ltd.	700	3,072
Nippon Filcon Co. Ltd.	900	4,287
Nippon Fine Chemical Co. Ltd.	1,000	13,728
Nippon Flour Mills Co. Ltd.	2,000	29,989
Nippon Gas Co. Ltd.	1,100	47,216
Nippon Hume Corp.	1,000	7,103
Nippon Kanzai Co. Ltd.	800	14,631
Nippon Kayaku Co. Ltd.	5,000	52,188
Nippon Kinzoku Co. Ltd.*	300	1,700
Nippon Koei Co. Ltd.	800	22,332
Nippon Koshuha Steel Co. Ltd.*	500	1,731
Nippon Light Metal Holdings Co. Ltd.	2,800	4,883
Nippon Paint Holdings Co. Ltd.	5,800	420,941
Nippon Paper Industries Co. Ltd.	2,800	39,150
Nippon Parking Development Co. Ltd.	13,000	16,750
Nippon Pillar Packing Co. Ltd.	1,000	12,845
Nippon Piston Ring Co. Ltd.	400	4,485
Nippon Road Co. Ltd. (The)	400	26,850
Nippon Seisen Co. Ltd.	200	6,444
Nippon Sharyo Ltd.*	400	9,329
Nippon Sheet Glass Co. Ltd.*	3,800	13,159
Nippon Shinyaku Co. Ltd.	1,900	154,498
Nippon Shokubai Co. Ltd.	1,000	52,305
Nippon Signal Co. Ltd.	2,800	29,430
Nippon Soda Co. Ltd.	1,400	36,663
Nippon Steel Corp.	28,615	269,116
Nippon Steel Trading Corp.	740	23,301
Nippon Suisan Kaisha Ltd.	9,200	39,936
Nippon Systemware Co. Ltd.	400	7,837
Nippon Telegraph & Telephone Corp.	89,740	2,089,164
Nippon Television Holdings, Inc.	3,100	33,517
Nippon Thompson Co. Ltd.	4,000	12,545
Nippon Yakin Kogyo Co. Ltd. (x)	650	9,644
Nippon Yusen KK	5,900	83,014
Nipro Corp.	4,800	53,290
Nishimatsu Construction Co. Ltd.	2,200	43,727
Nishimatsuya Chain Co. Ltd.	700	7,208
Nishi-Nippon Financial Holdings, Inc.	4,000	26,978
Nishi-Nippon Railroad Co. Ltd.	1,100	29,795
Nissan Chemical Corp.	3,800	194,645
Nissan Motor Co. Ltd.	82,020	303,797
Nissan Shatai Co. Ltd.	900	7,719
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,374
Nissei Plastic Industrial Co. Ltd.	1,000	7,603
Nissha Co. Ltd.	2,200	20,638
Nisshin Group Holdings Co. Ltd.	1,400	4,726
Nisshin Oillio Group Ltd. (The)	1,200	37,421
Nisshin Seifun Group, Inc.	8,305	123,908
Nisshinbo Holdings, Inc. (x)	4,368	31,622
Nissin Corp.	800	11,252
Nissin Electric Co. Ltd.	2,000	19,440
Nissin Foods Holdings Co. Ltd.	2,900	256,685
Nissin Kogyo Co. Ltd.	2,100	42,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nissui Pharmaceutical Co. Ltd.	500	$5,403
Nitori Holdings Co. Ltd.	3,000	587,566
Nitta Corp.	1,100	23,899
Nittetsu Mining Co. Ltd.	300	12,197
Nitto Boseki Co. Ltd.	1,000	49,807
Nitto Denko Corp.	4,720	267,083
Nitto Fuji Flour Milling Co. Ltd.	100	5,968
Nitto Kogyo Corp.	1,800	32,205
Nitto Kohki Co. Ltd.	700	11,556
Nitto Seiko Co. Ltd.	1,000	4,256
Nitto Seimo Co. Ltd.	100	1,291
Nittoc Construction Co. Ltd.	750	5,236
NOF Corp. (x)	2,900	100,312
Nohmi Bosai Ltd.	1,000	19,388
NOK Corp.	5,000	61,851
Nomura Co. Ltd.	4,000	33,301
Nomura Holdings, Inc.	122,600	548,672
Nomura Real Estate Holdings, Inc.	4,100	76,111
Nomura Research Institute Ltd.	9,909	270,381
Noritake Co. Ltd.	600	19,584
Noritsu Koki Co. Ltd.	1,100	15,280
Noritz Corp.	2,300	27,973
North Pacific Bank Ltd.	2,400	4,629
NS Solutions Corp.	1,000	27,309
NS United Kaiun Kaisha Ltd.	400	5,518
NSD Co. Ltd.	2,260	38,542
NSK Ltd.	14,500	107,529
NTN Corp.	13,000	25,951
NTT Data Corp.	18,200	202,506
NTT DOCOMO, Inc.	49,400	1,317,816
Obara Group, Inc.	800	24,263
Obayashi Corp.	21,300	199,187
OBIC Business Consultants Co. Ltd.	1,200	63,732
Obic Co. Ltd.	2,400	422,033
Odakyu Electric Railway Co. Ltd.	10,499	258,059
Oenon Holdings, Inc.	3,000	11,234
Ogaki Kyoritsu Bank Ltd. (The)	1,600	33,684
Ohara, Inc.	400	3,996
Ohashi Technica, Inc.	600	8,530
OIE Sangyo Co. Ltd.	300	4,130
Oiles Corp.	1,560	20,209
Oita Bank Ltd. (The)	700	15,419
Oizumi Corp.	400	1,440
Oji Holdings Corp.	27,800	129,146
Okabe Co. Ltd.	2,700	20,354
Okamoto Industries, Inc.	800	29,515
Okamura Corp.	4,000	27,741
Okasan Securities Group, Inc.	6,000	18,085
Okaya Electric Industries Co. Ltd.	600	1,808
Oki Electric Industry Co. Ltd.	3,600	34,665
Okinawa Electric Power Co., Inc. (The)	2,273	37,743
OKK Corp.	400	1,561
OKUMA Corp.	1,000	42,798
Okumura Corp.	1,300	29,900
Okura Industrial Co. Ltd.	600	9,029
Okuwa Co. Ltd.	1,000	15,317
Olympic Group Corp.	800	6,210
Olympus Corp.	38,300	737,667
Omron Corp.	6,300	422,080
Ono Pharmaceutical Co. Ltd.	16,000	465,398
ONO Sokki Co. Ltd.	500	2,392
Onoken Co. Ltd.	1,000	11,368
Onward Holdings Co. Ltd.	1,000	2,950
Open House Co. Ltd.	2,000	68,513
Optex Group Co. Ltd.	1,600	18,155
Optorun Co. Ltd.	1,000	23,490
Oracle Corp.	1,300	153,394
Organo Corp.	400	21,592
Orient Corp.	16,500	18,066
Oriental Land Co. Ltd.	7,000	924,294
Origin Co. Ltd.	200	2,825
ORIX Corp.	41,900	516,641
Osaka Gas Co. Ltd.	13,200	260,395
Osaka Soda Co. Ltd.	1,000	22,035
Osaka Steel Co. Ltd.	800	8,964
OSAKA Titanium Technologies Co. Ltd.	1,100	9,486
Osaki Electric Co. Ltd.	1,000	4,665
OSG Corp.	2,200	33,687
OSJB Holdings Corp.	450	964
Otsuka Corp.	4,200	221,220
Otsuka Holdings Co. Ltd.	13,300	579,667
Outsourcing, Inc.	3,000	18,950
Oyo Corp.	1,200	15,666
Pacific Industrial Co. Ltd.	2,000	17,554
Pacific Metals Co. Ltd.	899	12,791
Pack Corp. (The)	900	26,076
PAL GROUP Holdings Co. Ltd.	1,400	16,880
PALTAC Corp.	1,050	48,149
Pan Pacific International Holdings Corp.	16,700	366,243
Panasonic Corp.	79,385	692,016
Paramount Bed Holdings Co. Ltd.	900	36,639
Paris Miki Holdings, Inc.	1,500	4,244
Park24 Co. Ltd.	4,000	68,452
Pasco Corp.	200	2,751
Pasona Group, Inc.	1,000	11,024
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	3,574
Penta-Ocean Construction Co. Ltd.	10,300	55,324
PeptiDream, Inc.*	3,400	155,762
Persol Holdings Co. Ltd.	6,400	87,909
PIA Corp.(x)	300	9,575
Pigeon Corp. (x)	4,300	166,247
Pilot Corp.	1,100	33,419
Piolax, Inc.	1,500	22,369
Plenus Co. Ltd.	1,500	24,931
Pola Orbis Holdings, Inc.	3,000	52,187
Poplar Co. Ltd.*	300	1,201
Press Kogyo Co. Ltd.	5,000	13,549
Prima Meat Packers Ltd.	1,400	37,429
Pronexus, Inc.	1,300	14,738
PS Mitsubishi Construction Co. Ltd.	800	3,874
Raito Kogyo Co. Ltd.	800	10,592
Raiznext Corp.	2,600	29,377
Raksul, Inc.*	1,100	29,804
Rakuten, Inc.	31,300	275,250
Rasa Corp.	500	4,223
Rasa Industries Ltd.	400	5,699
Recruit Holdings Co. Ltd.	47,600	1,627,163
Relia, Inc.	1,600	14,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Relo Group, Inc.	3,600	$67,706
Renaissance, Inc.	500	4,646
Renesas Electronics Corp.*	35,300	180,626
Rengo Co. Ltd.	5,800	47,211
Resol Holdings Co. Ltd.	100	3,282
Resona Holdings, Inc.	70,500	240,567
Resorttrust, Inc.	3,800	49,188
Restar Holdings Corp.	700	13,505
Rheon Automatic Machinery Co. Ltd.	1,000	11,457
Rhythm Watch Co. Ltd.	600	3,404
Ricoh Co. Ltd.	16,400	117,030
Ricoh Leasing Co. Ltd.	800	21,990
Right On Co. Ltd.*	900	5,042
Riken Corp.	400	11,088
Riken Keiki Co. Ltd.	1,000	22,049
Riken Technos Corp.	2,000	7,884
Ringer Hut Co. Ltd.	900	19,691
Rinnai Corp.	1,700	141,541
Riso Kagaku Corp.	1,800	24,873
Riso Kyoiku Co. Ltd.	3,900	11,797
Rock Field Co. Ltd.	1,200	14,475
Rohm Co. Ltd.	3,100	205,441
Rohto Pharmaceutical Co. Ltd.	3,300	104,645
Roland DG Corp.	500	5,714
Round One Corp.	3,300	23,859
Royal Holdings Co. Ltd. (x)	1,800	31,290
Ryobi Ltd.	1,400	15,636
Ryoden Corp.	500	6,774
Ryohin Keikaku Co. Ltd.	9,100	128,786
Ryosan Co. Ltd.	700	14,398
Ryoyo Electro Corp.	1,600	43,336
S Foods, Inc.	500	12,203
Sagami Holdings Corp.*	1,000	11,755
Saibu Gas Co. Ltd. (x)	1,300	32,354
Saizeriya Co. Ltd.	1,600	30,911
Sakai Chemical Industry Co. Ltd.	800	15,112
Sakai Heavy Industries Ltd.	200	3,884
Sakai Moving Service Co. Ltd.	400	20,360
Sakai Ovex Co. Ltd.	300	6,275
Sakata INX Corp. (x)	2,000	19,028
Sakata Seed Corp.	1,100	35,186
Sala Corp.	1,000	5,281
San Holdings, Inc.	400	4,525
San ju San Financial Group, Inc.	990	12,144
San-A Co. Ltd.	800	30,565
San-Ai Oil Co. Ltd.	2,000	18,024
Sanden Holdings Corp.*	1,400	4,458
Sangetsu Corp.	1,800	25,422
San-In Godo Bank Ltd. (The)	7,000	35,121
Sanix, Inc. (x)*	1,800	4,760
Sanken Electric Co. Ltd.	300	5,901
Sanki Engineering Co. Ltd.	3,000	34,326
Sanko Metal Industrial Co. Ltd.	100	1,971
Sankyo Co. Ltd.	700	16,915
Sankyo Seiko Co. Ltd.	2,000	8,213
Sankyo Tateyama, Inc.	1,700	15,132
Sankyu, Inc.	1,700	63,870
Sanoh Industrial Co. Ltd. (x)	1,400	8,757
Sanrio Co. Ltd.	2,000	30,955
Sanritsu Corp.	300	1,635
Sanshin Electronics Co. Ltd.	1,500	21,391
Santen Pharmaceutical Co. Ltd.	13,400	246,325
Sanwa Holdings Corp.	8,800	78,566
Sanyo Chemical Industries Ltd.	600	25,764
Sanyo Industries Ltd.	100	1,765
Sanyo Shokai Ltd.	600	3,972
Sanyo Special Steel Co. Ltd.	1,200	9,845
Sapporo Holdings Ltd.	2,500	46,863
Sata Construction Co. Ltd.	800	3,152
Sato Holdings Corp.	1,200	25,954
Sato Shoji Corp.	1,000	8,145
Satori Electric Co. Ltd.	900	6,965
Sawai Pharmaceutical Co. Ltd.	1,800	92,429
Saxa Holdings, Inc.*	300	4,696
SB Technology Corp.	400	13,711
SBI Holdings, Inc.	7,860	169,824
SCREEN Holdings Co. Ltd.	1,300	60,709
Scroll Corp.	1,700	6,875
SCSK Corp.	1,532	74,442
Secom Co. Ltd.	6,400	559,169
Sega Sammy Holdings, Inc.	6,700	80,156
Seibu Holdings, Inc.	8,500	92,296
Seika Corp.	800	9,203
Seikagaku Corp.	2,400	25,190
Seikitokyu Kogyo Co. Ltd.	600	4,212
Seiko Epson Corp.	8,400	96,117
Seiko Holdings Corp.	1,200	19,014
Seino Holdings Co. Ltd.	5,000	65,361
Seiren Co. Ltd.	3,200	40,392
Sekisui Chemical Co. Ltd.	15,400	220,271
Sekisui House Ltd.	23,400	445,484
Sekisui Jushi Corp.	1,000	20,154
Sekisui Kasei Co. Ltd.	1,000	5,361
Senko Group Holdings Co. Ltd.	4,000	29,700
Senshu Ikeda Holdings, Inc.	6,880	10,209
Senshukai Co. Ltd. (x)*	2,200	7,043
Seven & i Holdings Co. Ltd.	26,136	852,921
Seven Bank Ltd.	26,000	71,121
SG Holdings Co. Ltd.	6,700	218,602
Sharp Corp.	8,100	86,155
Shibaura Machine Co. Ltd.	1,400	28,015
Shibaura Mechatronics Corp.	200	5,270
Shibusawa Warehouse Co. Ltd. (The)	600	11,534
Shibuya Corp.	700	18,194
Shiga Bank Ltd. (The)	200	4,433
Shikibo Ltd.	700	6,479
Shikoku Bank Ltd. (The)	1,600	11,645
Shikoku Chemicals Corp.	1,000	10,055
Shikoku Electric Power Co., Inc.	7,600	56,018
Shima Seiki Manufacturing Ltd.	900	12,826
Shimachu Co. Ltd.	100	2,773
Shimadzu Corp.	8,000	212,811
Shimamura Co. Ltd.	800	54,151
Shimano, Inc.	2,600	500,061
Shimizu Bank Ltd. (The)	400	6,582
Shimizu Corp.	21,100	173,215
Shimojima Co. Ltd.	800	8,702
Shin Nippon Air Technologies Co. Ltd.	900	19,803
Shin Nippon Biomedical Laboratories Ltd.	700	4,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Shinagawa Refractories Co. Ltd.	300	$6,141
Shindengen Electric Manufacturing Co. Ltd.	400	7,969
Shin-Etsu Chemical Co. Ltd.	11,600	1,356,023
Shin-Etsu Polymer Co. Ltd.	2,500	20,417
Shingakukai Holdings Co. Ltd.	600	2,820
Shin-Keisei Electric Railway Co. Ltd.	200	4,197
Shinko Electric Industries Co. Ltd.	3,100	42,031
Shinko Shoji Co. Ltd.	2,200	17,052
Shinmaywa Industries Ltd.	1,800	16,865
Shinnihon Corp.	1,600	12,477
Shinsei Bank Ltd.	4,900	59,006
Shinsho Corp.	300	5,520
Shinwa Co. Ltd.	600	10,939
Shinyei Kaisha*	100	470
Shionogi & Co. Ltd.	8,800	550,875
Ship Healthcare Holdings, Inc.	1,500	62,745
Shiseido Co. Ltd.	13,700	868,581
Shizuoka Bank Ltd. (The)	13,900	89,344
Shizuoka Gas Co. Ltd.	3,000	27,448
SHO-BOND Holdings Co. Ltd.	1,800	79,703
Shobunsha Holdings, Inc.*	700	2,606
Shochiku Co. Ltd. (x)	400	55,078
Shoko Co. Ltd.*	400	2,337
Showa Corp.	2,600	53,667
Showa Denko KK	4,500	100,889
Showa Sangyo Co. Ltd.	1,000	30,619
Shuei Yobiko Co. Ltd.*	200	781
Siix Corp.	1,400	12,851
Sinanen Holdings Co. Ltd.	400	10,178
Sinfonia Technology Co. Ltd.	1,400	13,294
Sintokogio Ltd.	2,600	19,066
SK Japan Co. Ltd.	200	555
SKY Perfect JSAT Holdings, Inc.	9,000	33,385
Skylark Holdings Co. Ltd. (x)	7,900	126,096
SMC Corp.	2,100	1,071,841
SMK Corp.	300	7,232
SMS Co. Ltd.	2,800	62,793
SNT Corp.	2,400	5,277
Soda Nikka Co. Ltd.	1,000	4,727
Softbank Corp.	61,300	780,247
SoftBank Group Corp.	54,312	2,736,661
Softbrain Co. Ltd.	2,000	7,904
Sohgo Security Services Co. Ltd.	2,900	134,992
Sojitz Corp.	39,100	85,264
Sompo Holdings, Inc.	13,050	448,786
Sony Corp.	43,500	2,978,938
Sony Financial Holdings, Inc.	5,500	132,374
Soshin Electric Co. Ltd.	600	2,272
Sotetsu Holdings, Inc.	3,000	80,030
Space Value Holdings Co. Ltd.	2,000	6,532
SPK Corp.	400	5,321
S-Pool, Inc.	3,800	25,962
Square Enix Holdings Co. Ltd.	2,800	141,218
SRA Holdings	600	13,300
ST Corp.	600	9,561
St Marc Holdings Co. Ltd.	800	12,321
Stanley Electric Co. Ltd.	5,400	130,041
Star Micronics Co. Ltd.	2,300	25,579
Starzen Co. Ltd.	400	15,736
Stella Chemifa Corp.	500	11,267
Strike Co. Ltd.	700	31,247
Studio Alice Co. Ltd.	500	7,289
Subaru Corp.	21,700	451,275
Sugi Holdings Co. Ltd.	1,500	101,470
Sugimoto & Co. Ltd.	600	10,352
SUMCO Corp.	8,000	122,473
Sumida Corp.	700	4,973
Suminoe Textile Co. Ltd.	300	5,763
Sumiseki Holdings, Inc.	3,800	4,474
Sumitomo Bakelite Co. Ltd.	1,200	33,580
Sumitomo Chemical Co. Ltd.	44,000	131,489
Sumitomo Corp.	42,680	488,757
Sumitomo Dainippon Pharma Co. Ltd.	4,700	64,973
Sumitomo Densetsu Co. Ltd.	900	19,902
Sumitomo Electric Industries Ltd.	23,100	265,699
Sumitomo Forestry Co. Ltd.	4,800	60,246
Sumitomo Heavy Industries Ltd.	4,000	87,052
Sumitomo Metal Mining Co. Ltd.	8,700	242,919
Sumitomo Mitsui Construction Co. Ltd.	7,200	31,260
Sumitomo Mitsui Financial Group, Inc.	44,150	1,241,637
Sumitomo Mitsui Trust Holdings, Inc.	13,141	368,808
Sumitomo Osaka Cement Co. Ltd.	1,300	45,631
Sumitomo Precision Products Co. Ltd.	200	4,093
Sumitomo Realty & Development Co. Ltd.	15,900	437,209
Sumitomo Riko Co. Ltd.	2,000	11,578
Sumitomo Rubber Industries Ltd.	7,284	71,746
Sumitomo Seika Chemicals Co. Ltd.	400	12,995
Sumitomo Warehouse Co. Ltd. (The)	4,500	54,010
Sun Frontier Fudousan Co. Ltd.	1,000	7,927
Sundrug Co. Ltd.	2,300	75,994
Suntory Beverage & Food Ltd.	4,700	183,273
Sun-Wa Technos Corp.	600	5,068
Suruga Bank Ltd. (x)	5,500	19,243
Sushiro Global Holdings Ltd.	3,200	70,465
Suzuden Corp.	300	3,310
Suzuken Co. Ltd.	3,190	118,901
Suzuki Motor Corp.	14,000	475,022
SWCC Showa Holdings Co. Ltd.	1,500	15,951
Sysmex Corp.	4,900	376,353
Systena Corp.	4,000	52,752
T Hasegawa Co. Ltd.	1,600	35,868
T RAD Co. Ltd.	400	4,936
T&D Holdings, Inc.	21,600	184,658
Tac Co. Ltd.	700	1,286
Tachibana Eletech Co. Ltd.	840	13,521
Tachi-S Co. Ltd.	1,600	12,849
Tadano Ltd.	5,000	41,692
Taihei Dengyo Kaisha Ltd.	500	10,709
Taiheiyo Cement Corp.	4,478	103,553
Taiheiyo Kouhatsu, Inc.	400	2,299
Taiho Kogyo Co. Ltd.	800	3,910
Taikisha Ltd.	1,000	27,463
Taiko Pharmaceutical Co. Ltd.	1,200	29,088
Taisei Corp.	7,000	254,556

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Taisei Lamick Co. Ltd.	300	$7,717
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	85,681
Taiyo Holdings Co. Ltd.	900	41,480
Taiyo Nippon Sanso Corp.	6,600	110,250
Taiyo Yuden Co. Ltd.	3,000	93,134
Takachiho Koheki Co. Ltd.	500	4,333
Takadakiko Co. Ltd.	100	2,199
Takamatsu Construction Group Co. Ltd.	1,000	22,368
Takano Co. Ltd.	400	2,589
Takaoka Toko Co. Ltd.	400	3,787
Taka-Q Co. Ltd.*	500	615
Takara & Co. Ltd.	700	11,829
Takara Bio, Inc.	1,700	48,164
Takara Holdings, Inc.	6,000	53,657
Takara Leben Co. Ltd.	4,400	14,697
Takara Standard Co. Ltd.	2,500	35,375
Takasago International Corp.	800	15,933
Takasago Thermal Engineering Co. Ltd.	1,900	27,808
Takashima & Co. Ltd.	200	3,276
Takashimaya Co. Ltd.	5,300	44,239
Take And Give Needs Co. Ltd.	600	3,481
Takeda Pharmaceutical Co. Ltd. (x)	57,700	2,059,351
Takihyo Co. Ltd.	200	3,446
Takuma Co. Ltd.	4,000	54,948
Tamron Co. Ltd.	1,200	20,704
Tamura Corp.	3,000	12,644
Tanaka Co. Ltd.	300	1,949
Tanseisha Co. Ltd.	1,950	13,574
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	10,612
Taya Co. Ltd.*	200	1,018
Tayca Corp.	1,000	12,809
TBK Co. Ltd.	1,000	4,143
TDC Soft, Inc.	800	7,400
TDK Corp.	3,400	337,057
Teac Corp.*	600	768
TechnoPro Holdings, Inc.	1,500	86,845
Teijin Ltd.	5,200	82,648
Teikoku Electric Manufacturing Co. Ltd.	800	9,221
Teikoku Sen-I Co. Ltd.	1,000	21,199
Teikoku Tsushin Kogyo Co. Ltd.	400	4,444
Tekken Corp.	800	15,313
Ten Allied Co. Ltd.*	800	2,863
Tenma Corp.	1,100	16,927
TerraSky Co. Ltd.*	1,100	27,720
Terumo Corp.	18,700	707,944
T-Gaia Corp.	600	11,307
THK Co. Ltd.	4,000	98,930
Tigers Polymer Corp.	600	2,751
TIS, Inc.	6,900	146,756
Titan Kogyo Ltd.	100	1,641
TKC Corp.	900	47,645
Toa Corp./Hyogo	1,000	6,743
Toa Corp./Tokyo	1,100	15,887
TOA ROAD Corp.	200	6,043
Toabo Corp.	400	1,849
Toagosei Co. Ltd. (x)	3,900	38,121
Tobishima Corp.	800	7,777
Tobu Railway Co. Ltd.	6,800	224,739
TOC Co. Ltd. (x)	4,700	29,690
Tocalo Co. Ltd.	2,400	25,783
Tochigi Bank Ltd. (The)	6,000	9,074
Toda Corp.	8,800	56,723
Toda Kogyo Corp.	100	1,811
Toei Co. Ltd.	200	26,719
Toenec Corp.	200	6,908
Toho Bank Ltd. (The)	10,000	20,680
Toho Co. Ltd.	4,100	148,047
Toho Co. Ltd./Kobe	400	7,021
Toho Gas Co. Ltd.	3,700	184,941
Toho Holdings Co. Ltd.	1,900	35,354
Toho Titanium Co. Ltd.	2,100	12,593
Toho Zinc Co. Ltd.*	700	9,940
Tohoku Bank Ltd. (The)	600	5,394
Tohoku Electric Power Co., Inc.	15,700	149,308
Tohto Suisan Co. Ltd.	200	5,985
Tokai Carbon Co. Ltd. (x)	6,400	60,028
TOKAI Holdings Corp.	2,000	18,429
Tokai Rika Co. Ltd.	2,900	41,945
Tokai Senko KK	100	1,046
Tokai Tokyo Financial Holdings, Inc.	9,600	21,202
Token Corp.	520	33,887
Tokio Marine Holdings, Inc.	23,600	1,028,157
Tokushu Tokai Paper Co. Ltd.	800	34,395
Tokuyama Corp.	2,200	51,700
Tokyo Broadcasting System Holdings, Inc.	3,700	59,048
Tokyo Century Corp.	1,400	71,592
Tokyo Dome Corp.	4,500	32,269
Tokyo Electric Power Co. Holdings, Inc.*	54,600	167,570
Tokyo Electron Ltd.	4,400	1,079,814
Tokyo Energy & Systems, Inc.	1,000	7,292
Tokyo Gas Co. Ltd.	13,500	322,877
Tokyo Individualized Educational Institute, Inc.	900	4,317
Tokyo Keiki, Inc.	800	7,284
Tokyo Kikai Seisakusho Ltd.	300	829
Tokyo Kiraboshi Financial Group, Inc.	1,451	14,829
Tokyo Ohka Kogyo Co. Ltd. (x)	1,300	64,992
Tokyo Rakutenchi Co. Ltd.	200	8,093
Tokyo Rope Manufacturing Co. Ltd.*	800	4,234
Tokyo Sangyo Co. Ltd.	1,000	4,767
Tokyo Seimitsu Co. Ltd.	800	25,546
Tokyo Steel Manufacturing Co. Ltd.	3,800	21,844
Tokyo Tatemono Co. Ltd. (x)	7,591	87,124
Tokyo Tekko Co. Ltd.	400	5,624
Tokyo Theatres Co., Inc.	400	4,550
Tokyotokeiba Co. Ltd.	800	26,665
Tokyu Construction Co. Ltd.	4,940	25,568
Tokyu Corp.	18,000	253,212
Tokyu Fudosan Holdings Corp.	20,000	93,588
Toli Corp.	3,000	7,539
Tomato Bank Ltd.	400	3,801
Tomen Devices Corp.	100	3,440
Tomoe Corp.	1,800	5,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tomoe Engineering Co. Ltd.	400	$6,837
Tomoegawa Co. Ltd.*	400	3,379
Tomoku Co. Ltd.	800	13,120
TOMONY Holdings, Inc.	9,400	30,248
Tomy Co. Ltd.	3,700	29,169
Tonami Holdings Co. Ltd.	200	10,489
Top Culture Co. Ltd.*	400	1,357
Topcon Corp.	2,800	22,506
Toppan Forms Co. Ltd.	2,600	25,708
Toppan Printing Co. Ltd.	9,200	153,369
Topre Corp.	2,500	27,847
Topy Industries Ltd.	1,000	11,323
Toray Industries, Inc.	49,800	234,564
Toridoll Holdings Corp.	2,200	24,690
Torigoe Co. Ltd. (The)	1,200	9,886
Torii Pharmaceutical Co. Ltd.	800	23,005
Torishima Pump Manufacturing Co. Ltd.	1,500	11,217
Tose Co. Ltd.	300	2,476
Toshiba TEC Corp.	600	22,920
Tosoh Corp.	10,700	145,919
Totetsu Kogyo Co. Ltd.	1,000	25,203
TOTO Ltd.	5,400	206,955
Totoku Electric Co. Ltd.	100	2,008
Tottori Bank Ltd. (The)	300	3,420
Toukei Computer Co. Ltd.	200	8,141
Tow Co. Ltd.	1,200	4,199
Towa Bank Ltd. (The)	1,300	8,416
Towa Corp.	1,200	12,978
Towa Pharmaceutical Co. Ltd.	1,800	33,253
Toyo Construction Co. Ltd.	3,600	13,388
Toyo Corp.	1,600	14,700
Toyo Denki Seizo KK	400	4,302
Toyo Engineering Corp.*	1,600	5,123
Toyo Ink SC Holdings Co. Ltd.	200	3,780
Toyo Kanetsu KK	600	11,747
Toyo Logistics Co. Ltd.	1,000	3,077
Toyo Machinery & Metal Co. Ltd.	1,000	3,831
Toyo Securities Co. Ltd.	4,000	4,377
Toyo Seikan Group Holdings Ltd.	4,800	54,160
Toyo Shutter Co. Ltd.	200	1,331
Toyo Sugar Refining Co. Ltd.	200	2,279
Toyo Suisan Kaisha Ltd.	3,100	173,066
Toyo Tanso Co. Ltd.	700	11,010
Toyo Tire Corp. (x)	5,000	66,848
Toyo Wharf & Warehouse Co. Ltd.	300	3,828
Toyobo Co. Ltd.	1,700	23,656
Toyoda Gosei Co. Ltd.	2,400	49,929
Toyota Boshoku Corp.	1,800	24,163
Toyota Industries Corp.	5,700	301,792
Toyota Motor Corp.	133,528	8,376,429
Toyota Tsusho Corp.	7,800	197,535
TPR Co. Ltd.	1,500	18,648
Transcosmos, Inc.	1,600	36,985
Trend Micro, Inc.	3,400	189,882
Trusco Nakayama Corp.	1,400	36,248
TS Tech Co. Ltd.	2,300	63,068
TSI Holdings Co. Ltd.	4,825	20,759
Tsubakimoto Chain Co.	1,200	29,098
Tsubakimoto Kogyo Co. Ltd.	200	7,156
Tsudakoma Corp.	300	2,415
Tsugami Corp.	3,000	25,038
Tsukamoto Corp. Co. Ltd.	200	2,103
Tsukishima Kikai Co. Ltd.	2,000	21,714
Tsukuba Bank Ltd.	5,400	8,816
Tsumura & Co.	2,700	70,441
Tsuruha Holdings, Inc.	1,500	206,474
Tsutsumi Jewelry Co. Ltd.	500	8,695
TV Asahi Holdings Corp.	3,000	43,703
Tv Tokyo Holdings Corp.	500	10,989
TYK Corp.	1,000	2,801
UACJ Corp.	1,226	21,935
Ube Industries Ltd.	900	15,465
Uchida Yoko Co. Ltd.	400	23,316
Ueki Corp.	100	2,337
Ulvac, Inc. (x)	1,200	34,646
Unicafe, Inc.	300	2,733
Unicharm Corp.	12,900	528,520
Uniden Holdings Corp.*	300	5,102
Unipres Corp.	1,600	13,937
United Arrows Ltd.	1,100	18,606
United Super Markets Holdings, Inc.	3,520	37,034
Unitika Ltd.*	2,900	9,554
Ushio, Inc.	3,900	51,905
USS Co. Ltd.	7,300	116,625
UT Group Co. Ltd. (x)*	1,600	36,417
Utoc Corp.	900	4,272
Valor Holdings Co. Ltd.	2,400	46,763
Valqua Ltd.	1,000	17,981
Vital KSK Holdings, Inc.	2,300	21,972
Wacoal Holdings Corp.	500	9,238
Wacom Co. Ltd.	8,000	40,750
Wakachiku Construction Co. Ltd.	700	7,524
Wakamoto Pharmaceutical Co. Ltd.*	1,000	2,577
Warabeya Nichiyo Holdings Co. Ltd.	700	11,055
Watabe Wedding Corp.	300	880
WATAMI Co. Ltd.	1,400	12,336
Weathernews, Inc.	300	9,790
Welcia Holdings Co. Ltd.	2,000	161,247
West Japan Railway Co.	6,100	342,044
Wood One Co. Ltd.	400	4,336
Xebio Holdings Co. Ltd.	1,400	10,890
YAC Holdings Co. Ltd.	500	2,834
Yahagi Construction Co. Ltd.	1,700	12,376
Yaizu Suisankagaku Industry Co. Ltd.	600	5,172
Yakult Honsha Co. Ltd.	4,900	288,408
YAMABIKO Corp.	2,000	16,674
Yamada Denki Co. Ltd.	22,372	110,978
Yamagata Bank Ltd. (The)	1,400	17,227
Yamaguchi Financial Group, Inc.	4,000	24,564
Yamaha Corp.	4,200	197,599
Yamaha Motor Co. Ltd.	8,500	133,177
Yamaichi Electronics Co. Ltd.	1,200	15,640
Yamanashi Chuo Bank Ltd. (The)	1,400	11,036
Yamashita Health Care Holdings, Inc.	100	1,695
Yamatane Corp.	600	6,632
Yamato Corp.	1,000	6,260
Yamato Holdings Co. Ltd.	11,700	252,899
Yamato International, Inc.	700	2,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Yamato Kogyo Co. Ltd.	1,200	$24,436
Yamaura Corp.	500	3,884
Yamaya Corp.	110	2,321
Yamazaki Baking Co. Ltd.	6,000	103,086
Yamazawa Co. Ltd.	300	4,817
Yamazen Corp.	4,700	39,457
Yaoko Co. Ltd.	1,000	71,369
Yaskawa Electric Corp.	7,600	262,782
Yasuda Logistics Corp.	1,000	8,677
Yellow Hat Ltd.	2,200	30,271
Yodogawa Steel Works Ltd.	1,800	31,316
Yokogawa Bridge Holdings Corp.	2,000	41,431
Yokogawa Electric Corp.	6,400	99,809
Yokohama Reito Co. Ltd.	2,600	21,545
Yokohama Rubber Co. Ltd. (The) (x)	5,000	70,263
Yokowo Co. Ltd.	1,000	23,267
Yomeishu Seizo Co. Ltd.	500	8,559
Yomiuri Land Co. Ltd. (x)	200	6,582
Yondenko Corp.	200	4,901
Yondoshi Holdings, Inc.	900	14,804
Yorozu Corp.(x)	700	6,880
Yoshinoya Holdings Co. Ltd.	3,000	61,907
Yuasa Trading Co. Ltd.	1,200	32,262
Yuken Kogyo Co. Ltd.	200	2,698
Yurtec Corp.	2,000	12,151
Yushin Precision Equipment Co. Ltd.	1,200	7,978
Yushiro Chemical Industry Co. Ltd.	600	7,419
Z Holdings Corp.	95,400	465,571
Zappallas, Inc.*	1,000	3,606
Zenkoku Hosho Co. Ltd.	2,400	90,197
Zenrin Co. Ltd.	2,550	28,700
Zensho Holdings Co. Ltd.	3,200	64,580
Zeon Corp.	7,000	64,377
Zeria Pharmaceutical Co. Ltd.	1,100	20,404
Zojirushi Corp. (x)	1,800	22,733
ZOZO, Inc.	4,800	106,699
Zuken, Inc.	800	21,237

		149,388,973

Jordan (0.0%)
Hikma Pharmaceuticals plc	9,798	269,308

Mexico (0.2%)
Fresnillo plc	13,028	135,692
Grupo Televisa SAB (ADR)*	294,000	1,540,560

		1,676,252

Netherlands (4.2%)
ASML Holding NV	40,956	15,013,584
EXOR NV	102,600	5,849,904
ING Groep NV	375,259	2,606,861
Just Eat Takeaway.com NV (m)*	7,887	825,996
Koninklijke Ahold Delhaize NV	105,486	2,872,522
Koninklijke Philips NV*	86,418	4,024,196
Royal Dutch Shell plc, Class A	298,695	4,752,922
Royal Dutch Shell plc, Class B	271,578	4,109,553

		40,055,538

New Zealand (0.1%)
a2 Milk Co. Ltd.*	42,554	549,106
Chorus Ltd.	8,126	39,064
Fisher & Paykel Healthcare Corp. Ltd.	7,356	166,788
Fletcher Building Ltd.	17,976	42,947
SKYCITY Entertainment Group Ltd.	12,612	19,514
Spark New Zealand Ltd.	15,442	45,266
Xero Ltd.*	6,287	391,511

		1,254,196

Russia (0.0%)
Evraz plc	36,843	131,354

South Africa (0.8%)
Anglo American plc	90,077	2,082,128
Naspers Ltd., Class N	32,420	5,914,390

		7,996,518

South Korea (0.7%)
NAVER Corp.	22,750	5,102,077
Samsung Electronics Co. Ltd.	40,000	1,773,165

		6,875,242

Spain (2.4%)
Amadeus IT Group SA	107,292	5,582,708
Banco Bilbao Vizcaya Argentaria SA	638,147	2,191,955
Banco Santander SA	1,598,965	3,899,092
Iberdrola SA	569,902	6,600,808
Industria de Diseno Textil SA	107,159	2,833,205
Telefonica SA	448,488	2,146,235

		23,254,003

Sweden (1.5%)
Hennes & Mauritz AB, Class B (x)	338,834	4,899,433
SKF AB, Class B	235,500	4,369,416
Volvo AB, Class B*	329,900	5,156,829

		14,425,678

Switzerland (2.2%)
Cie Financiere Richemont SA (Registered)	58,100	3,699,749
Coca-Cola HBC AG	13,919	349,336
Credit Suisse Group AG (Registered)	920,500	9,498,004
Kuehne + Nagel International AG (Registered)*	6,500	1,078,596
LafargeHolcim Ltd. (Registered)*	71,879	3,143,846
Nestle SA (Registered)	1,400	154,665
Swatch Group AG (The)	14,395	2,868,182

		20,792,378

Taiwan (0.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	61,000	645,505

United Kingdom (19.2%)
3i Group plc	70,086	721,836
Admiral Group plc	14,875	423,322
Ashtead Group plc	177,401	5,963,560
Associated British Foods plc	25,090	594,562
AstraZeneca plc	94,932	9,896,341
Auto Trader Group plc (m)	66,493	433,242
AVEVA Group plc	4,726	239,259
Aviva plc	286,732	970,338
BAE Systems plc	232,871	1,392,890
Barclays plc	1,241,075	1,755,835
Barratt Developments plc	72,957	447,524
Berkeley Group Holdings plc	8,324	428,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
BP plc	1,443,092	$5,484,358
British American Tobacco plc	167,579	6,438,625
British Land Co. plc (The) (REIT)	68,663	328,317
BT Group plc	637,207	899,350
Bunzl plc	136,801	3,667,741
Burberry Group plc	29,129	576,423
CNH Industrial NV*	1,095,900	7,655,786
Compass Group plc	246,065	3,385,145
Croda International plc	8,818	573,739
DCC plc	6,849	570,404
Diageo plc	167,311	5,553,711
DS Smith plc	87,864	356,706
Experian plc	65,604	2,288,208
G4S plc	1,252,600	1,765,783
GlaxoSmithKline plc	354,321	7,179,229
Halma plc	26,947	767,948
Hargreaves Lansdown plc	21,726	437,779
HSBC Holdings plc	1,466,460	6,864,005
Imperial Brands plc	68,955	1,313,120
Informa plc	108,595	631,841
InterContinental Hotels Group plc	13,456	596,416
Intermediate Capital Group plc	19,632	313,037
International Consolidated Airlines Group SA	97,719	268,291
Intertek Group plc	11,487	773,273
ITV plc	277,352	256,289
J Sainsbury plc	113,698	293,762
Janus Henderson Group plc (CHDI)	4,692	101,534
JD Sports Fashion plc	31,354	241,419
Johnson Matthey plc	13,588	352,700
Land Securities Group plc (REIT)	52,425	358,742
Legal & General Group plc	432,083	1,179,924
Liberty Global plc, Class A*	145,500	3,180,630
Liberty Global plc, Class C*	49,755	1,070,230
Linde plc	53,124	11,181,944
Lloyds Banking Group plc	31,382,418	12,106,325
London Stock Exchange Group plc	22,703	2,348,486
M&G plc	186,768	387,149
Melrose Industries plc	350,266	493,682
Mondi plc	34,371	642,250
National Grid plc	252,143	3,087,545
Next plc	9,258	560,608
Ocado Group plc*	33,250	834,708
Pearson plc	54,929	392,639
Pennon Group plc	30,188	418,092
Persimmon plc	22,544	637,534
Phoenix Group Holdings plc	35,637	284,009
Prudential plc	511,855	7,708,363
Reckitt Benckiser Group plc	55,521	5,109,514
RELX plc	136,013	3,148,057
Rentokil Initial plc	131,644	830,161
Rightmove plc	63,992	432,467
Rolls-Royce Holdings plc*	1,100,472	3,884,410
Royal Bank of Scotland Group plc	2,495,267	3,753,051
RSA Insurance Group plc	74,602	378,177
Sage Group plc (The)	78,824	655,484
Schroders plc	117,399	4,284,264
Segro plc (REIT)	79,197	877,301
Severn Trent plc	16,966	520,541
Smith & Nephew plc	63,168	1,176,803
Smiths Group plc	174,072	3,040,165
Spirax-Sarco Engineering plc	5,295	653,731
SSE plc	74,968	1,265,757
St James’s Place plc	37,996	447,895
Standard Chartered plc	192,710	1,049,177
Standard Life Aberdeen plc	168,165	556,570
Taylor Wimpey plc	215,824	380,754
Tesco plc	693,957	1,959,422
Unilever NV	132,007	7,001,040
Unilever plc	78,891	4,253,608
United Utilities Group plc	48,838	550,129
Virgin Money UK plc (CHDI)*	42,653	49,013
Vodafone Group plc	1,941,953	3,096,559
Whitbread plc	14,521	399,254
Wm Morrison Supermarkets plc	156,964	370,292
WPP plc	552,995	4,315,479

		184,514,567

United States (0.6%)
Amcor plc (CHDI)	58,117	585,620
Ferguson plc	49,502	4,049,507
James Hardie Industries plc (CHDI)	26,083	497,853
News Corp. (CHDI), Class B	2,956	35,014
Reliance Worldwide Corp. Ltd.	55,021	113,040
ResMed, Inc. (CHDI)	23,600	449,184
Sims Ltd.	6,752	36,996

		5,767,214

Total Common Stocks (88.5%) (Cost $881,920,101)		852,665,375

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $674,367)	105,856	1,073,840

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Telefonica SA, expiring 7/1/20 (x)* (Cost $95,749)	448,488	88,229

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	500,000	500,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $510,000. (xx)	$500,000	500,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $500,003, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $510,000. (xx)	$500,000	$500,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $96,018, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $106,694. (xx)	96,017	96,017
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $638,109, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $650,869. (xx)	638,107	638,107
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $1,600,009, collateralized by various Common Stocks; total market value $1,778,069. (xx)	1,600,000	1,600,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $900,005, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $1,000,096. (xx)	900,000	900,000

Total Repurchase Agreements		4,234,124

Total Short-Term Investments (0.5%) (Cost $4,734,124)		4,734,124

Total Investments in Securities (89.1%) (Cost $887,424,341)		858,561,568
Other Assets Less Liabilities (10.9%)		105,079,543

Net Assets (100%)		$963,641,111

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $1,353,849 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $20,398,660. This was collateralized by $17,036,975 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/2/20 - 8/15/49 and by cash of $4,734,124 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
KRW	— Korean (South) Won
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA(x)	199,572	4,944,268	395,029	—	—	(1,174,406)	4,164,891	—	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,102	9/2020	EUR	39,903,867	251,268
FTSE 100 Index	325	9/2020	GBP	24,756,444	(235,696)
SPI 200 Index	100	9/2020	AUD	10,165,173	49,088
TOPIX Index	169	9/2020	JPY	24,393,285	(628,097)

					(563,437)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	6,228,675	USD	4,295,045	Citibank NA	9/18/2020	4,497
USD	45,820,015	EUR	40,415,482	Citibank NA	9/18/2020	333,117
USD	15,140,077	EUR	13,422,751	HSBC Bank plc	9/18/2020	33,012
USD	10,343,046	GBP	8,225,708	Citibank NA	9/18/2020	145,834
USD	10,071,956	JPY	1,079,851,460	Citibank NA	9/18/2020	60,231

Total unrealized appreciation						576,691

AUD	14,310,940	USD	9,981,179	Citibank NA	9/18/2020	(102,597)
EUR	17,270,164	USD	19,482,804	Citibank NA	9/18/2020	(45,545)
GBP	28,399,921	USD	35,868,009	Citibank NA	9/18/2020	(661,308)
JPY	3,429,755,492	USD	31,969,820	Citibank NA	9/18/2020	(171,219)
JPY	92,401,702	USD	864,906	Deutsche Bank AG	9/18/2020	(8,213)
USD	4,515,663	AUD	6,597,380	Citibank NA	9/18/2020	(38,390)
USD	1,668,790	EUR	1,484,489	Citibank NA	9/18/2020	(1,976)
USD	458,074	GBP	370,311	Deutsche Bank AG	9/18/2020	(992)
USD	157,666	GBP	127,583	HSBC Bank plc	9/18/2020	(496)
USD	2,518,764	CHF	2,377,000	JPMorgan Chase Bank	12/16/2020	(4,083)

Total unrealized depreciation						(1,034,819)

Net unrealized depreciation						(458,128)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 160,584, CAD 715, CHF 219,628, EUR 82,028,980, GBP 400,229, JPY 1,567,865, KRW 1 and TWD 78.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$1,073,840	$—		$1,073,840
Common Stocks
Australia	—	90,394,763	—	(a)	90,394,763
Belgium	—	4,012,078	—		4,012,078
Canada	6,521,271	—	—		6,521,271
Chile	—	252,692	—		252,692
China	6,807,512	—	—		6,807,512
Finland	—	5,008,297	—		5,008,297
France	—	123,558,652	—		123,558,652
Germany	—	119,640,762	—		119,640,762
India	—	2,701,397	—		2,701,397
Indonesia	—	2,233,456	—		2,233,456
Ireland	5,725,142	6,188,411	—		11,913,553
Italy	—	22,574,216	—		22,574,216
Japan	—	149,388,973	—		149,388,973
Jordan	—	269,308	—		269,308
Mexico	1,540,560	135,692	—		1,676,252
Netherlands	—	40,055,538	—		40,055,538
New Zealand	—	1,254,196	—		1,254,196
Russia	—	131,354	—		131,354
South Africa	—	7,996,518	—		7,996,518
South Korea	—	6,875,242	—		6,875,242
Spain	—	23,254,003	—		23,254,003
Sweden	—	14,425,678	—		14,425,678
Switzerland	—	20,792,378	—		20,792,378
Taiwan	—	645,505	—		645,505
United Kingdom	4,250,860	180,263,707	—		184,514,567
United States	—	5,767,214	—		5,767,214
Forward Currency Contracts	—	576,691	—		576,691
Futures	300,356	—	—		300,356
Rights
Spain	—	88,229	—		88,229
Short-Term Investments
Investment Company	500,000	—	—		500,000
Repurchase Agreements	—	4,234,124	—		4,234,124

Total Assets	$25,645,701	$833,792,914	$—		$859,438,615

Liabilities:
Forward Currency Contracts	$—	$(1,034,819)	$—		$(1,034,819)
Futures	(863,793)	—	—		(863,793)

Total Liabilities	$(863,793)	$(1,034,819)	$—		$(1,898,612)

Total	$24,781,908	$832,758,095	$—		$857,540,003

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$576,691
Equity contracts	Receivables, Net assets – Unrealized appreciation	300,356	*

Total		$877,047

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,034,819)
Equity contracts	Payables, Net assets – Unrealized depreciation	(863,793	)*

Total		$(1,898,612)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$8,961,368	$8,961,368
Equity contracts	(19,122,020)	—	(19,122,020)

Total	$(19,122,020)	$8,961,368	$(10,160,652)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(490,901)	$(490,901)
Equity contracts	(199,790)	—	(199,790)

Total	$(199,790)	$(490,901)	$(690,691)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $318,546,000 and futures contracts with an average notional balance of approximately $112,071,000 during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$543,679	$(543,679)	$—	$—
HSBC Bank plc	33,012	(496)	—	32,516

Total	$576,691	$(544,175)	$—	$32,516

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$1,021,035	$(543,679)	$—	$477,356
Deutsche Bank AG	9,205	—	—	9,205
HSBC Bank plc	496	(496)	—	—
JPMorgan Chase Bank	4,083	—	—	4,083

Total	$1,034,819	$(544,175)	$—	$490,644

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$115,528,679
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$54,494,755

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,795,443
Aggregate gross unrealized depreciation	(188,872,825)

Net unrealized depreciation	$(35,077,382)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$892,617,385

For the six months ended June 30, 2020, the Portfolio incurred approximately $15 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $4,215,799)	$4,164,891
Unaffiliated Issuers (Cost $878,974,418)	850,162,553
Repurchase Agreements (Cost $4,234,124)	4,234,124
Cash	12,475,059
Foreign cash (Cost $84,259,851)	84,378,080
Cash held as collateral at broker for futures	11,629,280
Dividends, interest and other receivables	2,802,407
Receivable for securities sold	1,342,269
Unrealized appreciation on forward foreign currency contracts	576,691
Receivable for Portfolio shares sold	99,213
Securities lending income receivable	8,641
Other assets	9,659

Total assets	971,882,867

LIABILITIES
Payable for return of collateral on securities loaned	4,734,124
Unrealized depreciation on forward foreign currency contracts	1,034,819
Payable for securities purchased	928,190
Investment management fees payable	474,651
Payable for Portfolio shares redeemed	354,583
Due to broker for futures variation margin	348,792
Distribution fees payable – Class IB	113,549
Administrative fees payable	101,359
Distribution fees payable – Class IA	3,429
Accrued expenses	148,260

Total liabilities	8,241,756

NET ASSETS	$963,641,111

Net assets were comprised of:
Paid in capital	$1,007,182,845
Total distributable earnings (loss)	(43,541,734)

Net assets	$963,641,111

Class IA
Net asset value, offering and redemption price per share, $16,399,016 / 1,456,859 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.26

Class IB
Net asset value, offering and redemption price per share, $546,528,756 / 48,541,164 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.26

Class K
Net asset value, offering and redemption price per share, $400,713,339 / 35,459,229 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.30

(x)	Includes value of securities on loan of $20,398,660.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,085,205 foreign withholding tax)	$10,670,141
Securities lending (net)	42,775

Total income	10,712,916

EXPENSES
Investment management fees	2,759,778
Distribution fees – Class IB	688,023
Administrative fees	571,817
Custodian fees	131,278
Printing and mailing expenses	42,455
Professional fees	42,256
Interest expense	33,867
Distribution fees – Class IA	20,716
Trustees’ fees	14,910
Miscellaneous	16,992

Total expenses	4,322,092

NET INVESTMENT INCOME (LOSS)	6,390,824

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,589,398
Futures contracts	(19,122,020)
Forward foreign currency contracts	8,961,368
Foreign currency transactions	(5,918,021)

Net realized gain (loss)	(14,489,275)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $37,375 on unrealized depreciation on investments) ($(1,174,406) of change in unrealized appreciation (depreciation) from affiliates)	(158,129,046)
Futures contracts	(199,790)
Forward foreign currency contracts	(490,901)
Foreign currency translations	3,043,799

Net change in unrealized appreciation (depreciation)	(155,775,938)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(170,265,213)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(163,874,389)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,390,824	$23,451,033
Net realized gain (loss)	(14,489,275)	31,901,063
Net change in unrealized appreciation (depreciation)	(155,775,938)	140,519,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(163,874,389)	195,871,891

Distributions to shareholders:
Class IA	—	(855,931)
Class IB	—	(28,523,497)
Class K	—	(15,465,108)

Total distributions to shareholders	—	(44,844,536)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [81,146 and 88,625 shares, respectively]	876,892	1,120,125
Capital shares issued in reinvestment of dividends [0 and 64,363 shares, respectively]	—	855,931
Capital shares repurchased [(117,340) and (203,221) shares, respectively]	(1,269,449)	(2,591,683)

Total Class IA transactions	(392,557)	(615,627)

Class IB
Capital shares sold [1,220,322 and 1,124,398 shares, respectively]	12,875,828	14,306,987
Capital shares issued in reinvestment of dividends [0 and 2,144,377 shares, respectively]	—	28,523,497
Capital shares repurchased [(2,399,009) and (5,436,779) shares, respectively]	(27,368,740)	(69,755,352)

Total Class IB transactions	(14,492,912)	(26,924,868)

Class K
Capital shares sold [8,415,508 and 11,459,934 shares, respectively]	87,592,109	141,619,085
Capital shares issued in reinvestment of dividends [0 and 1,159,963 shares, respectively]	—	15,465,108
Capital shares repurchased [(1,114,141) and (2,131,505) shares, respectively]	(12,455,945)	(27,488,811)

Total Class K transactions	75,136,164	129,595,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	60,250,695	102,054,887

TOTAL INCREASE (DECREASE) IN NET ASSETS	(103,623,694)	253,082,242
NET ASSETS:
Beginning of period	1,067,264,805	814,182,563

End of period	$963,641,111	$1,067,264,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019		2018	2017	2016	2015
Net asset value, beginning of period	$13.43		$11.44		$13.98	$11.54	$11.51	$11.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.30	#	0.23	0.21	0.21	0.20
Net realized and unrealized gain (loss)	(2.24)		2.28		(2.53)	2.49	(0.13)	(0.58)

Total from investment operations	(2.17)		2.58		(2.30)	2.70	0.08	(0.38)

Less distributions:
Dividends from net investment income	—		(0.30)		(0.24)	(0.26)	(0.05)	(0.01)
Distributions from net realized gains	—		(0.29)		—	—	—	—

Total dividends and distributions	—		(0.59)		(0.24)	(0.26)	(0.05)	(0.01)

Net asset value, end of period	$11.26		$13.43		$11.44	$13.98	$11.54	$11.51

Total return (b)	(16.16)%		22.66%		(16.53)%	23.41%	0.74%	(3.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,399		$20,054		$17,659	$22,439	$19,635	$20,886
Ratio of expenses to average net assets:
After waivers (a)(f)	1.03%		1.03%		1.01%	1.05%	1.02%	1.01%
Before waivers (a)(f)	1.03%		1.03%		1.02%	1.05%	1.02%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.26%		2.36	%(g)	1.72%	1.57%	1.88%	1.61%
Before waivers (a)(f)	1.26%		2.36	%(g)	1.70%	1.57%	1.87%	1.61%
Portfolio turnover rate^	7	%(z)	16%		42%*	4%	6%	12%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018	2017	2016	2015
Net asset value, beginning of period	$13.43		$11.45		$13.98	$11.54	$11.51	$11.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.30	#	0.23	0.21	0.21	0.20
Net realized and unrealized gain (loss)	(2.24)		2.27		(2.52)	2.49	(0.13)	(0.58)

Total from investment operations	(2.17)		2.57		(2.29)	2.70	0.08	(0.38)

Less distributions:
Dividends from net investment income	—		(0.30)		(0.24)	(0.26)	(0.05)	(0.01)
Distributions from net realized gains	—		(0.29)		—	—	—	—

Total dividends and distributions	—		(0.59)		(0.24)	(0.26)	(0.05)	(0.01)

Net asset value, end of period	$11.26		$13.43		$11.45	$13.98	$11.54	$11.51

Total return (b)	(16.16)%		22.56%		(16.46)%	23.41%	0.74%	(3.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$546,529		$667,985		$593,864	$768,470	$693,243	$748,925
Ratio of expenses to average net assets:
After waivers (a)(f)	1.03%		1.03%		1.01%	1.04%	1.02%	1.01%
Before waivers (a)(f)	1.03%		1.03%		1.02%	1.04%	1.02%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.26%		2.38	%(g)	1.72%	1.59%	1.88%	1.60%
Before waivers (a)(f)	1.26%		2.38	%(g)	1.70%	1.59%	1.87%	1.60%
Portfolio turnover rate^	7	%(z)	16%		42%*	4%	6%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018	2017	2016	2015
Net asset value, beginning of period	$13.47		$11.47		$14.01	$11.57	$11.54	$11.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.33	#	0.27	0.24	0.24	0.23
Net realized and unrealized gain (loss)	(2.26)		2.30		(2.54)	2.49	(0.13)	(0.58)

Total from investment operations	(2.17)		2.63		(2.27)	2.73	0.11	(0.35)

Less distributions:
Dividends from net investment income	—		(0.34)		(0.27)	(0.29)	(0.08)	(0.01)
Distributions from net realized gains	—		(0.29)		—	—	—	—

Total dividends and distributions	—		(0.63)		(0.27)	(0.29)	(0.08)	(0.01)

Net asset value, end of period	$11.30		$13.47		$11.47	$14.01	$11.57	$11.54

Total return (b)	(16.11)%		22.98%		(16.26)%	23.64%	0.99%	(2.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$400,713		$379,225		$202,659	$242,342	$221,234	$252,048
Ratio of expenses to average net assets:
After waivers (a)(f)	0.78%		0.78%		0.76%	0.79%	0.77%	0.76%
Before waivers (a)(f)	0.78%		0.78%		0.77%	0.79%	0.77%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.57%		2.58	%(g)	1.96%	1.84%	2.13%	1.86%
Before waivers (a)(f)	1.57%		2.58	%(g)	1.95%	1.84%	2.13%	1.86%
Portfolio turnover rate^	7	%(z)	16%		42%*	4%	6%	12%
#	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27, $0.27, and $0.30 for Class IA, Class IB and Class K, respectively.
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	24.2%
Health Care	14.2
Information Technology	11.6
Industrials	11.5
Energy	10.9
Consumer Staples	5.8
Materials	5.0
Consumer Discretionary	4.9
Communication Services	3.5
Utilities	2.9
Real Estate	0.8
Cash and Other	4.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$795.86	$4.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	795.53	4.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class K
Actual	1,000.00	796.52	3.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (3.5%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	97,226	$2,939,142

Media (1.3%)
Comcast Corp., Class A	63,984	2,494,096

Wireless Telecommunication Services (0.7%)
Vodafone Group plc	809,260	1,290,413

Total Communication Services		6,723,651

Consumer Discretionary (4.9%)
Automobiles (2.2%)
General Motors Co.	165,010	4,174,753

Hotels, Restaurants & Leisure (0.6%)
Las Vegas Sands Corp.	27,071	1,232,814

Internet & Direct Marketing Retail (2.1%)
Booking Holdings, Inc.*	1,091	1,737,243
eBay, Inc.	45,974	2,411,336

		4,148,579

Total Consumer Discretionary		9,556,146

Consumer Staples (5.8%)
Food Products (1.5%)
Archer-Daniels-Midland Co.	70,688	2,820,451

Tobacco (4.3%)
Altria Group, Inc.	72,923	2,862,228
Philip Morris International, Inc.	78,336	5,488,220

		8,350,448

Total Consumer Staples		11,170,899

Energy (10.9%)
Oil, Gas & Consumable Fuels (10.9%)
BP plc (ADR)	132,119	3,081,015
Canadian Natural Resources Ltd.	92,143	1,598,385
Chevron Corp.	50,052	4,466,140
Devon Energy Corp.	158,783	1,800,599
Hess Corp.	60,512	3,135,127
Marathon Oil Corp.	359,332	2,199,112
Noble Energy, Inc.	131,406	1,177,398
Pioneer Natural Resources Co.	11,065	1,081,050
Suncor Energy, Inc.	153,705	2,591,466

Total Energy		21,130,292

Financials (24.2%)
Banks (12.7%)
Bank of America Corp.	284,066	6,746,568
Citigroup, Inc.	156,821	8,013,553
Citizens Financial Group, Inc.	79,278	2,000,977
Fifth Third Bancorp	97,872	1,886,972
JPMorgan Chase & Co.	29,340	2,759,720
PNC Financial Services Group, Inc. (The)	10,232	1,076,509
Wells Fargo & Co.	78,372	2,006,323

		24,490,622

Capital Markets (6.9%)
Bank of New York Mellon Corp. (The)	77,376	2,990,582

Goldman Sachs Group, Inc. (The)	14,656	2,896,319
Morgan Stanley	98,754	4,769,818
State Street Corp.	41,476	2,635,800

		13,292,519

Consumer Finance (0.5%)
Ally Financial, Inc.	54,666	1,084,027

Insurance (4.1%)
Allstate Corp. (The)	24,563	2,382,365
American International Group, Inc.	118,555	3,696,545
MetLife, Inc.	51,286	1,872,965

		7,951,875

Total Financials		46,819,043

Health Care (14.2%)
Health Care Equipment & Supplies (0.5%)
Dentsply Sirona, Inc.	21,061	927,948

Health Care Providers & Services (8.1%)
Anthem, Inc.	17,789	4,678,151
Cardinal Health, Inc.	14,186	740,367
CVS Health Corp.	42,985	2,792,735
HCA Healthcare, Inc.	31,560	3,063,214
Henry Schein, Inc.*	21,843	1,275,413
McKesson Corp.	20,876	3,202,796

		15,752,676

Pharmaceuticals (5.6%)
Bristol-Myers Squibb Co.	55,063	3,237,704
Johnson & Johnson	22,938	3,225,771
Sanofi (ADR)	83,597	4,267,627

		10,731,102

Total Health Care		27,411,726

Industrials (11.5%)
Aerospace & Defense (1.3%)
Textron, Inc.	75,805	2,494,743

Air Freight & Logistics (1.7%)
FedEx Corp.	23,999	3,365,140

Building Products (2.1%)
Johnson Controls International plc	80,993	2,765,101
Trane Technologies plc	14,596	1,298,752

		4,063,853

Electrical Equipment (3.6%)
Eaton Corp. plc	38,514	3,369,205
Emerson Electric Co.	56,265	3,490,118

		6,859,323

Industrial Conglomerates (1.1%)
General Electric Co.	295,862	2,020,737

Machinery (1.7%)
Caterpillar, Inc.	26,499	3,352,123

Total Industrials		22,155,919

Information Technology (11.6%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	78,667	3,669,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (1.6%)
Cognizant Technology Solutions Corp., Class A	56,492	$3,209,876

Semiconductors & Semiconductor Equipment (5.7%)
Intel Corp.	72,583	4,342,641
NXP Semiconductors NV	23,462	2,675,606
QUALCOMM, Inc.	43,538	3,971,101

		10,989,348

Software (2.4%)
Microsoft Corp.	22,632	4,605,838

Total Information Technology		22,474,091

Materials (5.0%)
Chemicals (3.6%)
CF Industries Holdings, Inc.	87,971	2,475,504
Corteva, Inc.	107,963	2,892,329
DuPont de Nemours, Inc.	28,604	1,519,730

		6,887,563

Containers & Packaging (1.4%)
International Paper Co.	78,740	2,772,436

Total Materials		9,659,999

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT)	133,980	1,445,644

Total Real Estate		1,445,644

Utilities (2.9%)
Electric Utilities (1.6%)
Exelon Corp.	85,847	3,115,388

Independent Power and Renewable Electricity Producers (1.3%)
Vistra Energy Corp.	135,355	2,520,310

Total Utilities		5,635,698

Total Investments in Securities (95.3%) (Cost $175,760,020)		184,183,108
Other Assets Less Liabilities (4.7%)		9,149,825

Net Assets (100%)		$193,332,933

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	117,827	USD	86,368	Goldman Sachs & Co.	7/10/2020	425
CAD	449,103	USD	330,160	Royal Bank of Canada	7/10/2020	656
CAD	106,169	USD	78,057	State Street Bank & Trust	7/10/2020	148
EUR	54,907	USD	61,634	Deutsche Bank AG	7/10/2020	63
GBP	37,228	USD	46,023	Deutsche Bank AG	7/10/2020	108
USD	2,394,373	CAD	3,208,194	CIBC World Markets, Inc.	7/10/2020	31,178
USD	279,251	CAD	375,003	Goldman Sachs & Co.	7/10/2020	3,019
USD	88,574	EUR	78,499	CIBC World Markets, Inc.	7/10/2020	366
USD	2,096,413	EUR	1,855,406	Deutsche Bank AG	7/10/2020	11,517
USD	167,686	GBP	132,770	Deutsche Bank AG	7/10/2020	3,163
USD	2,417,574	GBP	1,909,247	Goldman Sachs & Co.	7/10/2020	51,713

Total unrealized appreciation						102,356

CAD	95,876	USD	71,760	Deutsche Bank AG	7/10/2020	(1,136)
CAD	82,417	USD	60,899	Goldman Sachs & Co.	7/10/2020	(189)
EUR	55,359	USD	62,282	Goldman Sachs & Co.	7/10/2020	(76)
GBP	151,132	USD	189,320	Deutsche Bank AG	7/10/2020	(2,043)
GBP	73,505	USD	92,583	Goldman Sachs & Co.	7/10/2020	(1,500)
GBP	42,490	USD	52,781	State Street Bank & Trust	7/10/2020	(129)
USD	73,682	CAD	100,323	Deutsche Bank AG	7/10/2020	(217)
USD	87,205	EUR	77,765	Royal Bank of Canada	7/10/2020	(179)

Total unrealized depreciation						(5,469)

Net unrealized appreciation						96,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,433,238	$1,290,413	$—	$6,723,651
Consumer Discretionary	9,556,146	—	—	9,556,146
Consumer Staples	11,170,899	—	—	11,170,899
Energy	21,130,292	—	—	21,130,292
Financials	46,819,043	—	—	46,819,043
Health Care	27,411,726	—	—	27,411,726
Industrials	22,155,919	—	—	22,155,919
Information Technology	22,474,091	—	—	22,474,091
Materials	9,659,999	—	—	9,659,999
Real Estate	1,445,644	—	—	1,445,644
Utilities	5,635,698	—	—	5,635,698
Forward Currency Contracts	—	102,356	—	102,356

Total Assets	$182,892,695	$1,392,769	$—	$184,285,464

Liabilities:
Forward Currency Contracts	$—	$(5,469)	$—	$(5,469)

Total Liabilities	$—	$(5,469)	$—	$(5,469)

Total	$182,892,695	$1,387,300	$—	$184,279,995

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$102,356

Total		$102,356

	Liability Derivatives
Foreign exchange contracts	Payables	$(5,469)

Total		$(5,469)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$99,533	$99,533

Total	$99,533	$99,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$364,126	$364,126

Total	$364,126	$364,126

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $11,120,000 during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
CIBC World Markets, Inc.	$31,544	$—	$—	$31,544
Deutsche Bank AG	14,851	(3,396)	—	11,455
Goldman Sachs & Co.	55,157	(1,765)	—	53,392
Royal Bank of Canada	656	(179)	—	477
State Street Bank & Trust	148	(129)	—	19

Total	$102,356	$(5,469)	$—	$96,887

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Deutsche Bank AG	$3,396	$(3,396)	$—	$—
Goldman Sachs & Co.	1,765	(1,765)	—	—
Royal Bank of Canada	179	(179)	—	—
State Street Bank & Trust	129	(129)	—	—

Total	$5,469	$(5,469)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,107,856
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$49,487,068

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,886,413
Aggregate gross unrealized depreciation	(24,997,469)

Net unrealized appreciation	$7,888,944

Federal income tax cost of investments in securities and derivative instruments, if applicable	$176,391,051

For the six months ended June 30, 2020, the Portfolio incurred approximately $410 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $175,760,020)	$184,183,108
Cash	5,657,775
Foreign cash (Cost $1,351)	1,350
Receivable for securities sold	3,690,735
Dividends, interest and other receivables	365,114
Unrealized appreciation on forward foreign currency contracts	102,356
Receivable for Portfolio shares sold	72,186
Other assets	1,939

Total assets	194,074,563

LIABILITIES
Payable for securities purchased	331,278
Payable for Portfolio shares redeemed	154,111
Investment management fees payable	96,554
Distribution fees payable – Class IB	25,859
Administrative fees payable	15,722
Distribution fees payable – Class IA	9,553
Unrealized depreciation on forward foreign currency contracts	5,469
Accrued expenses	103,084

Total liabilities	741,630

NET ASSETS	$193,332,933

Net assets were comprised of:
Paid in capital	$186,834,744
Total distributable earnings (loss)	6,498,189

Net assets	$193,332,933

Class IA
Net asset value, offering and redemption price per share, $45,304,470 / 3,183,473 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.23

Class IB
Net asset value, offering and redemption price per share, $122,738,269 / 8,617,545 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.24

Class K
Net asset value, offering and redemption price per share, $25,290,194 / 1,779,288 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $62,070 foreign withholding tax)	$3,244,673
Interest	25,804

Total income	3,270,477

EXPENSES
Investment management fees	647,932
Distribution fees – Class IB	158,859
Administrative fees	95,198
Distribution fees – Class IA	59,642
Professional fees	21,578
Custodian fees	20,597
Printing and mailing expenses	16,764
Trustees’ fees	3,329
Miscellaneous	2,005

Gross expenses	1,025,904
Less: Waiver from investment manager	(61,169)

Net expenses	964,735

NET INVESTMENT INCOME (LOSS)	2,305,742

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(5,853,236)
Net distributions of realized gain received from underlying funds	1,049,802
Forward foreign currency contracts	99,533
Foreign currency transactions	1,095

Net realized gain (loss)	(4,702,806)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(47,399,539)
Forward foreign currency contracts	364,126
Foreign currency translations	(1,855)

Net change in unrealized appreciation (depreciation)	(47,037,268)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(51,740,074)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,434,332)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,305,742	$4,365,797
Net realized gain (loss)	(4,702,806)	10,292,862
Net change in unrealized appreciation (depreciation)	(47,037,268)	35,866,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(49,434,332)	50,525,208

Distributions to shareholders:
Class IA	—	(3,522,858)
Class IB	—	(9,394,617)
Class K	—	(1,763,642)

Total distributions to shareholders	—	(14,681,117)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [196,858 and 462,828 shares, respectively]	2,856,605	7,993,388
Capital shares issued in reinvestment of dividends and distributions [0 and 201,442 shares, respectively]	—	3,522,858
Capital shares repurchased [(297,185) and (525,840) shares, respectively]	(4,217,336)	(9,060,836)

Total Class IA transactions	(1,360,731)	2,455,410

Class IB
Capital shares sold [543,591 and 518,316 shares, respectively]	7,781,934	8,870,507
Capital shares issued in reinvestment of dividends and distributions [0 and 536,758 shares, respectively]	—	9,394,617
Capital shares repurchased [(714,525) and (1,026,241) shares, respectively]	(10,540,721)	(17,735,945)

Total Class IB transactions	(2,758,787)	529,179

Class K
Capital shares sold [579,407 and 107,060 shares, respectively]	8,086,821	1,845,396
Capital shares issued in reinvestment of dividends and distributions [0 and 101,095 shares, respectively]	—	1,763,642
Capital shares repurchased [(379,019) and (277,642) shares, respectively]	(5,391,147)	(4,817,195)

Total Class K transactions	2,695,674	(1,208,157)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,423,844)	1,776,432

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,858,176)	37,620,523
NET ASSETS:
Beginning of period	244,191,109	206,570,586

End of period	$193,332,933	$244,191,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017		2016		2015
Net asset value, beginning of period	$17.88		$15.24	$18.53	$15.82		$13.79		$15.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.32	0.27	0.21		0.27	##	0.18
Net realized and unrealized gain (loss)	(3.82)		3.45	(2.51)	2.64		2.13		(1.12)

Total from investment operations	(3.65)		3.77	(2.24)	2.85		2.40		(0.94)

Less distributions:
Dividends from net investment income	—		(0.35)	(0.28)	(0.14)		(0.37)		(0.32)
Distributions from net realized gains	—		(0.78)	(0.77)	—		—		—

Total dividends and distributions	—		(1.13)	(1.05)	(0.14)		(0.37)		(0.32)

Net asset value, end of period	$14.23		$17.88	$15.24	$18.53		$15.82		$13.79

Total return (b)	(20.41)%		24.94%	(12.40)%	18.01	%(cc)	17.37%		(6.19	)%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,304		$58,726	$47,930	$46,356		$40,192		$39,420
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%		1.00%		1.00%
Before waivers (a)(f)	1.06%		1.06%	1.04%	1.06%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.28%		1.87%	1.43%	1.27%		1.93	%(bb)	1.25%
Before waivers (a)(f)	2.22%		1.81%	1.39%	1.21%		1.86	%(bb)	1.18%
Portfolio turnover rate^	26	%(z)	24%	18%	14%		18%		17%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017		2016		2015
Net asset value, beginning of period	$17.90		$15.25	$18.54	$15.83		$13.80		$15.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.32	0.26	0.21		0.27	##	0.18
Net realized and unrealized gain (loss)	(3.83)		3.46	(2.50)	2.64		2.13		(1.12)

Total from investment operations	(3.66)		3.78	(2.24)	2.85		2.40		(0.94)

Less distributions:
Dividends from net investment income	—		(0.35)	(0.28)	(0.14)		(0.37)		(0.32)
Distributions from net realized gains	—		(0.78)	(0.77)	—		—		—

Total dividends and distributions	—		(1.13)	(1.05)	(0.14)		(0.37)		(0.32)

Net asset value, end of period	$14.24		$17.90	$15.25	$18.54		$15.83		$13.80

Total return (b)	(20.45)%		25.00%	(12.39)%	18.00	%(cc)	17.36%		(6.18	)%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122,738		$157,298	$133,585	$159,018		$144,933		$136,196
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%		1.00%		1.00%
Before waivers (a)(f)	1.06%		1.06%	1.05%	1.06%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.28%		1.87%	1.42%	1.27%		1.93	%(bb)	1.24%
Before waivers (a)(f)	2.22%		1.81%	1.38%	1.21%		1.85	%(bb)	1.17%
Portfolio turnover rate^	26	%(z)	24%	18%	14%		18%		17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017		2016		2015
Net asset value, beginning of period	$17.84		$15.20	$18.49	$15.78		$13.76		$15.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.36	0.31	0.25		0.31	##	0.22
Net realized and unrealized gain (loss)	(3.82)		3.45	(2.50)	2.64		2.12		(1.12)

Total from investment operations	(3.63)		3.81	(2.19)	2.89		2.43		(0.90)

Less distributions:
Dividends from net investment income	—		(0.39)	(0.33)	(0.18)		(0.41)		(0.36)
Distributions from net realized gains	—		(0.78)	(0.77)	—		—		—

Total dividends and distributions	—		(1.17)	(1.10)	(0.18)		(0.41)		(0.36)

Net asset value, end of period	$14.21		$17.84	$15.20	$18.49		$15.78		$13.76

Total return (b)	(20.35)%		25.30%	(12.19)%	18.33	%(cc)	17.63%		(5.96	)%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,290		$28,167	$25,056	$29,789		$30,642		$28,260
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%		0.75%		0.75%
Before waivers (a)(f)	0.81%		0.81%	0.80%	0.81%		0.82%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.56%		2.12%	1.67%	1.52%		2.18	%(bb)	1.50%
Before waivers (a)(f)	2.50%		2.06%	1.63%	1.46%		2.11	%(bb)	1.43%
Portfolio turnover rate^	26	%(z)	24%	18%	14%		18%		17%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23, $0.23 and $0.27 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.39)% for Class IA, (6.39)% for Class IB and (6.16)% for Class K.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.29% lower.
(cc)	Includes a litigation payment. Without this payment, the total return would have been 17.57% for Class IA, 17.55% for Class IB and 17.88% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Information Technology	$107,817,605	32.5%
Communication Services	54,166,040	16.3
Consumer Discretionary	46,432,289	14.0
Health Care	41,167,374	12.4
Industrials	39,160,115	11.8
Financials	25,193,789	7.6
Real Estate	5,515,583	1.6
Consumer Staples	4,599,688	1.4
Investment Company	1,649,799	0.4
Repurchase Agreements	1,515,833	0.5
Cash and Other	4,881,222	1.5

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$980.06	$5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.77
Class IB
Actual	1,000.00	980.05	5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.77

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 1.15% and 1.15%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.6%)
StoneCo Ltd., Class A*	51,214	$1,985,055

China (3.5%)
JD.com, Inc. (ADR)*	194,917	11,730,105

France (9.6%)
Airbus SE*	98,988	7,043,864
Dassault Systemes SE	5,756	992,010
Kering SA	14,508	7,880,306
LVMH Moet Hennessy Louis Vuitton SE	32,904	14,411,916
Societe Generale SA*	86,484	1,438,824

		31,766,920

Germany (3.2%)
SAP SE	76,078	10,589,720

India (2.8%)
DLF Ltd.	2,813,552	5,515,583
ICICI Bank Ltd. (ADR)	413,833	3,844,509

		9,360,092

Italy (0.2%)
Brunello Cucinelli SpA (x)*	24,457	725,800

Japan (14.3%)
Capcom Co. Ltd.	90,400	3,280,934
FANUC Corp.	18,982	3,391,944
Keyence Corp.	20,756	8,666,092
Minebea Mitsumi, Inc.	58,200	1,055,218
Murata Manufacturing Co. Ltd.	137,051	8,030,390
Nidec Corp.	120,828	8,067,309
Omron Corp.	71,000	4,756,772
Takeda Pharmaceutical Co. Ltd.	83,000	2,962,324
TDK Corp.	73,900	7,326,035

		47,537,018

Netherlands (0.9%)
ASML Holding NV	4,102	1,503,704
uniQure NV*	32,645	1,470,984

		2,974,688

Spain (1.3%)
Industria de Diseno Textil SA	165,251	4,369,115

Sweden (2.9%)
Assa Abloy AB, Class B	202,513	4,111,865
Atlas Copco AB, Class A	126,505	5,349,401

		9,461,266

Switzerland (0.3%)
Zur Rose Group AG*	3,146	857,404

United Kingdom (2.1%)
Farfetch Ltd., Class A (x)*	98,918	1,708,314
Prudential plc	270,349	4,071,364
Unilever plc	24,868	1,340,821

		7,120,499

United States (55.9%)
Adobe, Inc.*	38,773	16,878,275
Agilent Technologies, Inc.	58,735	5,190,412
Alphabet, Inc., Class A*	19,456	27,589,581
Amazon.com, Inc.*	1,685	4,648,612
Analog Devices, Inc.	2,792	342,411
Anthem, Inc.	18,910	4,972,952
Avantor, Inc.*	185,832	3,159,144
Blueprint Medicines Corp.*	21,395	1,668,810
Boston Scientific Corp.*	43,841	1,539,257
Centene Corp.*	53,656	3,409,839
Colgate-Palmolive Co.	32,780	2,401,463
Electronic Arts, Inc.*	24,974	3,297,817
Equifax, Inc.	33,149	5,697,650
Facebook, Inc., Class A*	65,544	14,883,076
Fidelity National Information Services, Inc.	32,634	4,375,893
Illumina, Inc.*	4,666	1,728,053
Incyte Corp.*	22,394	2,328,304
Intel Corp.	29,978	1,793,584
International Game Technology plc (x)	107,654	958,121
Intuit, Inc.	43,812	12,976,676
Ionis Pharmaceuticals, Inc.*	39,240	2,313,590
IQVIA Holdings, Inc.*	6,996	992,592
MacroGenics, Inc.*	75,981	2,121,389
Maxim Integrated Products, Inc.	133,513	8,092,223
Microsoft Corp.	18,093	3,682,106
PayPal Holdings, Inc.*	63,055	10,986,073
Pegasystems, Inc.	10,688	1,081,305
Phathom Pharmaceuticals, Inc. (x)*	35,539	1,169,588
S&P Global, Inc.	48,073	15,839,092
Sage Therapeutics, Inc.*	17,898	744,199
Sarepta Therapeutics, Inc.*	16,561	2,655,391
Twist Bioscience Corp.*	1,809	81,948
United Parcel Service, Inc., Class B	39,961	4,442,864
Veracyte, Inc.*	41,374	1,071,587
Visa, Inc., Class A	19,461	3,759,281
Walt Disney Co. (The)	45,791	5,106,154
Zimmer Biomet Holdings, Inc.	13,296	1,587,011

		185,566,323

Total Common Stocks (97.6%) (Cost $197,176,999)		324,044,005

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	182,890	8,478

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	1,148,765	1,149,799

Total Investment Companies		1,649,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Cantor Fitzgerald & Co., 0.09%, dated 6/30/20, due 7/1/20, repurchase price $72,010, collateralized by various U.S. Government Agency Securities, ranging from 0.640%-9.500%, maturing 12/1/20-2/20/70; total market value $73,450. (xx)	$72,010	$72,010
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $88,467, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $90,235. (xx)	88,466	88,466
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $300,003, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $333,361. (xx)	300,000	300,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $655,358, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $668,464. (xx)	655,357	655,357
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $300,002, collateralized by various Common Stocks; total market value $333,388. (xx)	300,000	300,000

Total Repurchase Agreements		1,515,833

Total Short-Term Investments (0.9%) (Cost $3,165,747)		3,165,632

Total Investments in Securities (98.5%) (Cost $200,342,746)		327,218,115
Other Assets Less Liabilities (1.5%)		4,881,222

Net Assets (100%)		$332,099,337

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $2,884,915. This was collateralized by $978,368 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $2,015,833 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,985,055	$—	$—	$1,985,055
China	11,730,105	—	—	11,730,105
France	—	31,766,920	—	31,766,920
Germany	—	10,589,720	—	10,589,720
India	3,844,509	5,515,583	—	9,360,092
Italy	—	725,800	—	725,800
Japan	—	47,537,018	—	47,537,018
Netherlands	1,470,984	1,503,704	—	2,974,688
Spain	—	4,369,115	—	4,369,115
Sweden	—	9,461,266	—	9,461,266
Switzerland	—	857,404	—	857,404
United Kingdom	1,708,314	5,412,185	—	7,120,499
United States	185,566,323	—	—	185,566,323
Preferred Stock
India	—	8,478	—	8,478
Short-Term Investments
Investment Companies	1,649,799	—	—	1,649,799
Repurchase Agreements	—	1,515,833	—	1,515,833

Total Assets	$207,955,089	$119,263,026	$—	$327,218,115

Total Liabilities	$—	$—	$—	$—

Total	$207,955,089	$119,263,026	$—	$327,218,115

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,908,173
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$35,399,425

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,192,936
Aggregate gross unrealized depreciation	(5,698,036)

Net unrealized appreciation	$126,494,900

Federal income tax cost of investments in securities and derivative instruments, if applicable	$200,723,215

For the six months ended June 30, 2020, the Portfolio incurred approximately $77 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $198,826,913)	$325,702,282
Repurchase Agreements (Cost $1,515,833)	1,515,833
Cash	6,112,000
Foreign cash (Cost $3,143)	3,146
Receivable for securities sold	1,955,788
Dividends, interest and other receivables	305,770
Receivable for Portfolio shares sold	88,789
Due from Custodian	25,870
Securities lending income receivable	1,047
Other assets	3,544

Total assets	335,714,069

LIABILITIES
Payable for return of collateral on securities loaned	2,015,833
Payable for securities purchased	1,041,154
Payable for Portfolio shares redeemed	210,612
Investment management fees payable	201,873
Distribution fees payable – Class IB	54,104
Administrative fees payable	26,242
Distribution fees payable – Class IA	13,651
Accrued expenses	51,263

Total liabilities	3,614,732

NET ASSETS	$332,099,337

Net assets were comprised of:
Paid in capital	$208,349,031
Total distributable earnings (loss)	123,750,306

Net assets	$332,099,337

Class IA
Net asset value, offering and redemption price per share, $66,644,804 / 3,154,238 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.13

Class IB
Net asset value, offering and redemption price per share, $265,454,533 / 12,568,214 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.12

(x)	Includes value of securities on loan of $2,884,915.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $111,147 foreign withholding tax)	$1,525,473
Interest	20,527
Securities lending (net)	5,090

Total income	1,551,090

EXPENSES
Investment management fees	1,310,349
Distribution fees – Class IB	305,061
Administrative fees	147,295
Distribution fees – Class IA	80,337
Professional fees	33,509
Custodian fees	24,510
Printing and mailing expenses	20,683
Trustees’ fees	4,967
Miscellaneous	8,529

Gross expenses	1,935,240
Less: Waiver from investment manager	(162,727)

Net expenses	1,772,513

NET INVESTMENT INCOME (LOSS)	(221,423)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,158,900)
Foreign currency transactions	3,268

Net realized gain (loss)	(1,155,632)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(40,346) on unrealized depreciation on investments)	(5,294,465)
Foreign currency translations	473

Net change in unrealized appreciation (depreciation)	(5,293,992)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,449,624)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,671,047)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(221,423)	$1,046,156
Net realized gain (loss)	(1,155,632)	(1,216,723)
Net change in unrealized appreciation (depreciation)	(5,293,992)	79,387,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,671,047)	79,217,311

Distributions to shareholders:
Class IA	—	(234,068)
Class IB	—	(847,988)

Total distributions to shareholders	—	(1,082,056)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [149,243 and 269,220 shares, respectively]	2,930,091	5,236,651
Capital shares issued in reinvestment of dividends and distributions [0 and 11,000 shares, respectively]	—	234,068
Capital shares repurchased [(339,935) and (648,804) shares, respectively]	(6,507,159)	(12,639,964)

Total Class IA transactions	(3,577,068)	(7,169,245)

Class IB
Capital shares sold [871,368 and 1,536,202 shares, respectively]	16,918,509	29,732,255
Capital shares issued in reinvestment of dividends and distributions [0 and 39,861 shares, respectively]	—	847,988
Capital shares repurchased [(631,101) and (787,720) shares, respectively]	(12,314,399)	(15,375,269)

Total Class IB transactions	4,604,110	15,204,974

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,027,042	8,035,729

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,644,005)	86,170,984
NET ASSETS:
Beginning of period	337,743,342	251,572,358

End of period	$332,099,337	$337,743,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$21.56		$16.50	$19.72	$14.61	$14.73	$14.31

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.07	0.11	0.05	0.09	0.06
Net realized and unrealized gain (loss)	(0.42)		5.06	(2.74)	5.16	(0.09)	0.40

Total from investment operations	(0.43)		5.13	(2.63)	5.21	— #	0.46

Less distributions:
Dividends from net investment income	—		(0.07)	(0.07)	(0.10)	(0.12)	(0.04)
Distributions from net realized gains	—		—	(0.52)	—	—	—

Total dividends and distributions	—		(0.07)	(0.59)	(0.10)	(0.12)	(0.04)

Net asset value, end of period	$21.13		$21.56	$16.50	$19.72	$14.61	$14.73

Total return (b)	(1.99)%		31.09%	(13.45)%	35.67%	(0.02)%	3.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,645		$72,102	$61,264	$78,260	$49,643	$53,805
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.19%	1.20%	1.23%	1.25%
Before waivers (a)(f)	1.26%		1.25%	1.33%	1.37%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.15)%		0.36%	0.55%	0.27%	0.61%	0.39%
Before waivers (a)(f)	(0.25)%		0.26%	0.40%	0.09%	0.45%	0.25%
Portfolio turnover rate^	11	%(z)	20%	18%	13%	18%	17%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$21.55		$16.49	$19.71	$14.61	$14.72	$14.31

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.07	0.10	0.05	0.08	0.05
Net realized and unrealized gain (loss)	(0.42)		5.06	(2.73)	5.15	(0.07)	0.40

Total from investment operations	(0.43)		5.13	(2.63)	5.20	0.01	0.45

Less distributions:
Dividends from net investment income	—		(0.07)	(0.07)	(0.10)	(0.12)	(0.04)
Distributions from net realized gains	—		—	(0.52)	—	—	—

Total dividends and distributions	—		(0.07)	(0.59)	(0.10)	(0.12)	(0.04)

Net asset value, end of period	$21.12		$21.55	$16.49	$19.71	$14.61	$14.72

Total return (b)	(2.00)%		31.11%	(13.46)%	35.60%	0.05%	3.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$265,455		$265,641	$190,308	$198,822	$138,783	$134,638
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.19%	1.20%	1.23%	1.25%
Before waivers (a)(f)	1.26%		1.25%	1.33%	1.37%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.14)%		0.34%	0.50%	0.26%	0.59%	0.36%
Before waivers (a)(f)	(0.25)%		0.24%	0.36%	0.09%	0.44%	0.22%
Portfolio turnover rate^	11	%(z)	20%	18%	13%	18%	17%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Real Estate	$175,865,681	98.0%
Consumer Discretionary	440,297	0.2
Financials	0	0.0 #
Cash and Other	3,220,442	1.8

		100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$793.31	$5.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.92	6.00

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.4%)
Charter Hall Long Wale REIT (REIT)	300,142	$896,903
Dexus (REIT)	317,417	2,022,776
Goodman Group (REIT)	176,251	1,813,936
Scentre Group (REIT)	886,492	1,334,872

		6,068,487

Belgium (1.0%)
Cofinimmo SA (REIT)	7,527	1,034,085
Montea C.V.A (REIT)	7,061	706,997

		1,741,082

Brazil (0.4%)
BR Properties SA	180,400	298,560
Cyrela Brazil Realty SA Empreendimentos e Participacoes	36,968	157,713
MRV Engenharia e Participacoes SA	84,534	281,982

		738,255

Canada (3.3%)
Allied Properties REIT (REIT)	59,028	1,780,927
Canadian Apartment Properties REIT (REIT)	48,097	1,721,445
Killam Apartment REIT (REIT)	80,329	1,036,656
SmartCentres REIT (REIT)	91,300	1,406,219

		5,945,247

China (6.8%)
China Jinmao Holdings Group Ltd.	970,000	682,964
China Resources Land Ltd.	502,000	1,896,907
China SCE Group Holdings Ltd.	1,208,000	526,784
CIFI Holdings Group Co. Ltd.	2,134,000	1,665,386
Country Garden Holdings Co. Ltd.	254,000	312,592
KWG Group Holdings Ltd.*	479,500	804,086
Logan Group Co. Ltd.	355,000	634,552
Longfor Group Holdings Ltd. (m)	490,500	2,336,284
Shimao Group Holdings Ltd.	456,000	1,932,427
Times China Holdings Ltd.	536,000	991,804
Yuexiu Property Co. Ltd.	2,678,000	477,241

		12,261,027

France (1.6%)
Gecina SA (REIT)	11,603	1,432,306
Unibail-Rodamco-Westfield (REIT)	26,972	1,517,143

		2,949,449

Germany (6.3%)
Deutsche Wohnen SE	38,450	1,724,893
Grand City Properties SA	48,294	1,113,877
Vonovia SE	138,248	8,468,638

		11,307,408

Hong Kong (5.5%)
Hang Lung Properties Ltd.	1,215,000	2,880,341
Link REIT (REIT)	120,300	981,623
New World Development Co. Ltd.	480,000	2,281,495
Sun Hung Kai Properties Ltd.	179,000	2,281,211
Swire Properties Ltd.	531,200	1,348,991

		9,773,661

India (0.1%)
Oberoi Realty Ltd.	28,733	139,280

Indonesia (0.2%)
Pakuwon Jati Tbk. PT	13,542,000	396,631

Japan (10.3%)
Activia Properties, Inc. (REIT)	467	1,626,506
Comforia Residential REIT, Inc. (REIT)	254	758,281
Daiwa House REIT Investment Corp. (REIT)	692	1,629,792
GLP J-Reit (REIT)	1,464	2,125,889
Japan Prime Realty Investment Corp. (REIT)	380	1,119,966
Japan Retail Fund Investment Corp. (REIT)	1,270	1,585,826
LaSalle Logiport REIT (REIT)	897	1,383,306
Mitsui Fudosan Co. Ltd.	88,542	1,568,888
Mitsui Fudosan Logistics Park, Inc. (REIT)	306	1,363,495
Orix JREIT, Inc. (REIT)	741	972,464
Sumitomo Realty & Development Co. Ltd.	113,011	3,107,510
Tokyu Fudosan Holdings Corp.	282,000	1,319,592

		18,561,515

Malta (0.0%)
BGP Holdings plc (r)*	1,697,163	—

Mexico (0.3%)
Macquarie Mexico Real Estate Management SA de CV (REIT) (m)	549,500	555,847

Philippines (0.9%)
Altus Property Ventures, Inc.*	5,773	602
Ayala Land, Inc.	885,680	592,936
Megaworld Corp.	14,333,000	882,997
SM Prime Holdings, Inc.	289,500	183,126

		1,659,661

Singapore (2.4%)
Ascendas India Trust (REIT)	608,200	589,956
Ascendas REIT (REIT)	437,996	998,592
CapitaLand Ltd.*	702,200	1,474,859
CapitaLand Retail China Trust (REIT)	38,500	34,903
Keppel DC REIT (REIT)	429,600	783,804
Mapletree Industrial Trust (REIT)	229,900	477,776

		4,359,890

South Africa (0.3%)
Growthpoint Properties Ltd. (REIT)	467,963	359,801
SA Corporate Real Estate Ltd. (REIT)	1,072,160	79,075

		438,876

Spain (1.3%)
Inmobiliaria Colonial SOCIMI SA (REIT)*	85,500	751,945
Merlin Properties SOCIMI SA (REIT)	187,788	1,555,443

		2,307,388

Sweden (1.7%)
Fabege AB	136,310	1,591,079
Wihlborgs Fastigheter AB	90,934	1,486,415

		3,077,494

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Thailand (0.8%)
Central Pattana PCL	449,700	$719,379
WHA Corp. PCL	6,015,600	646,658

		1,366,037

United Kingdom (3.4%)
Assura plc (REIT)	1,166,825	1,135,054
British Land Co. plc (The) (REIT)	109,354	522,884
GCP Student Living plc (REIT)	306,387	470,332
Land Securities Group plc (REIT)	236,698	1,619,715
Tritax Big Box REIT plc (REIT)	1,020,676	1,832,259
Workspace Group plc (REIT)	61,403	496,937

		6,077,181

United States (48.2%)
Alexandria Real Estate Equities, Inc. (REIT)	6,096	989,076
American Assets Trust, Inc. (REIT)	34,629	964,071
American Tower Corp. (REIT)	13,930	3,601,462
Americold Realty Trust (REIT)	27,390	994,257
Apartment Investment and Management Co. (REIT), Class A	75,918	2,857,554
Apple Hospitality REIT, Inc. (REIT)	150,513	1,453,956
AvalonBay Communities, Inc. (REIT)	10,321	1,596,039
CubeSmart LP (REIT)	37,468	1,011,261
CyrusOne, Inc. (REIT)	44,694	3,251,488
Digital Realty Trust, Inc. (REIT)	33,321	4,735,247
Duke Realty Corp. (REIT)	122,558	4,337,328
Equity LifeStyle Properties, Inc. (REIT)	20,830	1,301,458
Equity Residential (REIT)	108,524	6,383,382
Essential Properties Realty Trust, Inc. (REIT)	83,929	1,245,506
Federal Realty Investment Trust (REIT)	1,878	160,024
Gaming and Leisure Properties, Inc. (REIT)	71,359	2,469,022
Healthcare Realty Trust, Inc. (REIT)	61,046	1,788,037
Healthcare Trust of America, Inc. (REIT), Class A	76,218	2,021,301
Healthpeak Properties, Inc. (REIT)	167,396	4,613,434
Invitation Homes, Inc. (REIT)	193,197	5,318,713
Kimco Realty Corp. (REIT)	71,053	912,321
National Retail Properties, Inc. (REIT)	82,848	2,939,447
Pebblebrook Hotel Trust (REIT)	55,648	760,152
Prologis, Inc. (REIT)	17,290	1,613,676
Regency Centers Corp. (REIT)	65,190	2,991,569
Retail Opportunity Investments Corp. (REIT)	174,550	1,977,652
Rexford Industrial Realty, Inc. (REIT)	46,600	1,930,638
Simon Property Group, Inc. (REIT)	21,752	1,487,402
STAG Industrial, Inc. (REIT)	66,605	1,952,859
Sun Communities, Inc. (REIT)	10,784	1,463,173
Sunstone Hotel Investors, Inc. (REIT)	160,463	1,307,773
UDR, Inc. (REIT)	113,726	4,251,078
Ventas, Inc. (REIT)	108,514	3,973,783
VEREIT, Inc. (REIT)	486,885	3,130,671
VICI Properties, Inc. (REIT)	186,956	3,774,642
Weyerhaeuser Co. (REIT)	45,508	1,022,110

		86,581,562

Total Investments in Securities (98.2%) (Cost $183,669,149)		176,305,978
Other Assets Less Liabilities (1.8%)		3,220,442

Net Assets (100%)		$179,526,420

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $2,892,131 or 1.6% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$6,068,487	$—		$6,068,487
Belgium	—	1,741,082	—		1,741,082
Brazil	738,255	—	—		738,255
Canada	5,945,247	—	—		5,945,247
China	—	12,261,027	—		12,261,027
France	—	2,949,449	—		2,949,449
Germany	—	11,307,408	—		11,307,408
Hong Kong	—	9,773,661	—		9,773,661
India	—	139,280	—		139,280
Indonesia	—	396,631	—		396,631
Japan	—	18,561,515	—		18,561,515
Malta	—	—	—	(b)	—	(b)
Mexico	555,847	—	—		555,847
Philippines	—	1,659,661	—		1,659,661
Singapore	—	4,359,890	—		4,359,890
South Africa	—	438,876	—		438,876
Spain	—	2,307,388	—		2,307,388
Sweden	—	3,077,494	—		3,077,494
Thailand	—	1,366,037	—		1,366,037
United Kingdom	—	6,077,181	—		6,077,181
United States	86,581,562	—	—		86,581,562

Total Assets	$93,820,911	$82,485,067	$—		$176,305,978

Total Liabilities	$—	$—	$—		$—

Total	$93,820,911	$82,485,067	$—		$176,305,978

(a) A security with a market value of $602 transferred from Level 3 to Level 2 at the end of the period due to active trading.

(b) Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$146,901,271
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$147,636,826

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,675,002
Aggregate gross unrealized depreciation	(18,708,268)

Net unrealized depreciation	$(10,033,266)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$186,339,244

For the six months ended June 30, 2020, the Portfolio incurred approximately $908 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $183,669,149)	$176,305,978
Cash	1,848,121
Foreign cash (Cost $306,744)	304,470
Dividends, interest and other receivables	1,083,029
Receivable for securities sold	683,650
Receivable for Portfolio shares sold	16,370
Other assets	2,597

Total assets	180,244,215

LIABILITIES
Payable for securities purchased	378,850
Payable for Portfolio shares redeemed	115,431
Investment management fees payable	111,215
Distribution fees payable – Class IB	37,828
Administrative fees payable	14,651
Accrued expenses	59,820

Total liabilities	717,795

NET ASSETS	$179,526,420

Net assets were comprised of:
Paid in capital	$205,732,993
Total distributable earnings (loss)	(26,206,573)

Net assets	$179,526,420

Class IB
Net asset value, offering and redemption price per share, $179,526,420 / 13,516,573 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.28

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $132,746 foreign withholding tax)	$3,394,117
Interest	10,932

Total income	3,405,049

EXPENSES
Investment management fees	705,672
Distribution fees – Class IB	240,024
Administrative fees	91,667
Custodian fees	53,416
Professional fees	30,064
Printing and mailing expenses	15,895
Trustees’ fees	3,227
Miscellaneous	6,883

Total expenses	1,146,848

NET INVESTMENT INCOME (LOSS)	2,258,201

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(19,056,058)
Foreign currency transactions	(13,960)

Net realized gain (loss)	(19,070,018)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(30,087,313)
Foreign currency translations	(4,902)

Net change in unrealized appreciation (depreciation)	(30,092,215)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(49,162,233)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,904,032)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,258,201	$4,420,493
Net realized gain (loss)	(19,070,018)	12,716,393
Net change in unrealized appreciation (depreciation)	(30,092,215)	26,419,973

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,904,032)	43,556,859

Distributions to shareholders:
Class IB	—	(19,457,858)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [811,925 and 1,046,963 shares, respectively]	11,056,382	17,931,134
Capital shares issued in reinvestment of dividends and distributions [0 and 1,194,018 shares, respectively]	—	19,457,858
Capital shares repurchased [(1,036,894) and (1,625,361) shares, respectively]	(14,613,325)	(27,849,490)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,556,943)	9,539,502

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,460,975)	33,638,503
NET ASSETS:
Beginning of period	229,987,395	196,348,892

End of period	$179,526,420	$229,987,395

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$16.74		$14.96		$15.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.34		0.07
Net realized and unrealized gain (loss)	(3.63)		2.98		(0.25)

Total from investment operations	(3.46)		3.32		(0.18)

Less distributions:
Dividends from net investment income	—		(0.74)		(0.09)
Distributions from net realized gains	—		(0.80)		—

Total dividends and distributions	—		(1.54)		(0.09)

Net asset value, end of period	$13.28		$16.74		$14.96

Total return (b)	(20.67)%		22.53%		(1.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$179,526		$229,987		$196,349
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.21	%(k)	1.28	%**(m)
Before waivers (a)(f)	1.20%		1.21%		1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.36%		2.00%		2.23	%(l)
Before waivers (a)(f)	2.36%		2.00%		2.23	%(l)
Portfolio turnover rate^	77	%(z)	58%		8	%(z)
*	Commencement of Operations.
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Industrials	$30,442,997	17.4%
Consumer Staples	30,086,026	17.2
Information Technology	26,422,965	15.1
Financials	26,227,591	15.0
Consumer Discretionary	24,646,409	14.1
Health Care	18,164,600	10.4
Communication Services	5,809,575	3.3
Materials	4,626,767	2.6
Energy	1,401,018	0.8
Investment Company	791,342	0.5
Cash and Other	6,376,303	3.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$917.33	$5.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.01	5.91

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.18%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.6%)
CSL Ltd.	5,068	$1,004,746

Brazil (2.3%)
B3 SA - Brasil Bolsa Balcao	288,900	2,958,541
Banco Bradesco SA (ADR)	279,674	1,065,558

		4,024,099

Canada (5.3%)
Canadian National Railway Co.	42,929	3,798,027
CGI, Inc.*	64,547	4,066,518
Suncor Energy, Inc.	83,094	1,401,018

		9,265,563

China (11.7%)
Alibaba Group Holding Ltd. (ADR)*	22,288	4,807,522
China Mengniu Dairy Co. Ltd.*	439,000	1,674,168
Kweichow Moutai Co. Ltd., Class A	6,490	1,343,128
New Oriental Education & Technology Group, Inc. (ADR)*	15,469	2,014,528
Prosus NV*	32,251	2,993,225
Tencent Holdings Ltd.	47,800	3,070,376
Wuliangye Yibin Co. Ltd., Class A	87,889	2,127,917
Yum China Holdings, Inc.	51,750	2,487,622

		20,518,486

Denmark (2.7%)
Carlsberg A/S, Class B	23,996	3,169,870
Novo Nordisk A/S, Class B	22,593	1,462,020

		4,631,890

France (5.2%)
EssilorLuxottica SA*	17,412	2,231,686
LVMH Moet Hennessy Louis Vuitton SE	2,592	1,135,293
Pernod Ricard SA	10,991	1,727,448
Schneider Electric SE	35,967	3,987,579

		9,082,006

Germany (7.9%)
Allianz SE (Registered)	10,495	2,140,704
Beiersdorf AG	15,018	1,703,865
Deutsche Boerse AG	23,926	4,324,600
Knorr-Bremse AG*	15,649	1,583,369
SAP SE	28,823	4,012,034

		13,764,572

Hong Kong (1.4%)
AIA Group Ltd.	268,000	2,494,294

India (0.8%)
HDFC Bank Ltd. (ADR)	32,288	1,467,813

Ireland (2.1%)
Flutter Entertainment plc	6,161	807,901
ICON plc*	17,499	2,947,882

		3,755,783

Italy (2.6%)
FinecoBank Banca Fineco SpA*	337,856	4,552,646

Japan (13.5%)
Asahi Group Holdings Ltd.	88,500	3,100,442
FANUC Corp.	18,000	3,216,468
Hoya Corp.	40,700	3,897,634
Kao Corp.	21,500	1,702,097
Keyence Corp.	5,600	2,338,125
Koito Manufacturing Co. Ltd.	39,100	1,573,968
Komatsu Ltd.	114,000	2,330,701
Nidec Corp.	25,300	1,689,202
SMC Corp.	4,500	2,296,801
Sony Corp.	20,500	1,403,867

		23,549,305

Macau (1.6%)
Galaxy Entertainment Group Ltd.	416,000	2,824,580

Mexico (2.3%)
Fomento Economico Mexicano SAB de CV (ADR)	24,877	1,542,623
Wal-Mart de Mexico SAB de CV	1,072,100	2,564,047

		4,106,670

Netherlands (3.6%)
ASML Holding NV	4,835	1,772,407
ING Groep NV	97,289	675,850
Wolters Kluwer NV	48,907	3,815,252

		6,263,509

Singapore (1.4%)
United Overseas Bank Ltd.	163,234	2,374,485

South Korea (3.2%)
NAVER Corp.	12,214	2,739,199
Samsung Electronics Co. Ltd.	63,369	2,809,092

		5,548,291

Spain (0.6%)
Amadeus IT Group SA	21,649	1,126,459

Sweden (3.2%)
Investor AB, Class B	79,198	4,173,100
Sandvik AB*	79,454	1,481,950

		5,655,050

Switzerland (9.6%)
Alcon, Inc.*	34,072	1,952,197
Kuehne + Nagel International AG (Registered)*	19,262	3,196,296
Logitech International SA (Registered)	23,875	1,556,751
Nestle SA (Registered)	28,541	3,153,073
Novartis AG (Registered)	44,438	3,861,247
Roche Holding AG	8,777	3,038,874

		16,758,438

Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	72,731	4,128,939

United Kingdom (4.5%)
British American Tobacco plc	63,742	2,449,059
Linde plc	11,377	2,413,175
RELX plc	131,662	3,047,352

		7,909,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
United States (7.4%)
Amcor plc (CHDI)	219,677	$2,213,592
Booking Holdings, Inc.*	1,486	2,366,217
Broadcom, Inc.	14,615	4,612,640
Philip Morris International, Inc.	54,643	3,828,289

		13,020,738

Total Common Stocks (95.9%) (Cost $148,857,266)		167,827,948

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	790,631	791,342

Total Short-Term Investment (0.5%) (Cost $791,342)		791,342

Total Investments in Securities (96.4%) (Cost $149,648,608)		168,619,290
Other Assets Less Liabilities (3.6%)		6,376,303

Net Assets (100%)		$174,995,593

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$1,004,746	$—	$1,004,746
Brazil	4,024,099	—	—	4,024,099
Canada	9,265,563	—	—	9,265,563
China	9,309,672	11,208,814	—	20,518,486
Denmark	—	4,631,890	—	4,631,890
France	—	9,082,006	—	9,082,006
Germany	—	13,764,572	—	13,764,572
Hong Kong	—	2,494,294	—	2,494,294
India	1,467,813	—	—	1,467,813
Ireland	2,947,882	807,901	—	3,755,783
Italy	—	4,552,646	—	4,552,646
Japan	—	23,549,305	—	23,549,305
Macau	—	2,824,580	—	2,824,580
Mexico	4,106,670	—	—	4,106,670
Netherlands	—	6,263,509	—	6,263,509
Singapore	—	2,374,485	—	2,374,485
South Korea	—	5,548,291	—	5,548,291
Spain	—	1,126,459	—	1,126,459
Sweden	—	5,655,050	—	5,655,050
Switzerland	—	16,758,438	—	16,758,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Taiwan	$4,128,939	$—	$—	$4,128,939
United Kingdom	2,413,175	5,496,411	—	7,909,586
United States	10,807,146	2,213,592	—	13,020,738
Short-Term Investment
Investment Company	791,342	—	—	791,342

Total Assets	$49,262,301	$119,356,989	$—	$168,619,290

Total Liabilities	$—	$—	$—	$—

Total	$49,262,301	$119,356,989	$—	$168,619,290

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$55,266,465
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$58,709,274

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,016,338
Aggregate gross unrealized depreciation	(8,230,237)

Net unrealized appreciation	$17,786,101

Federal income tax cost of investments in securities and derivative instruments, if applicable	$150,833,189

For the six months ended June 30, 2020, the Portfolio incurred approximately $8 as brokerage commissions with Invesco Capital Markets, Inc. and $8,338 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $149,648,608)	$168,619,290
Cash	5,300,000
Foreign cash (Cost $986,476)	986,108
Receivable for securities sold	2,713,897
Dividends, interest and other receivables	412,292
Receivable for Portfolio shares sold	144,035
Other assets	2,421

Total assets	178,178,043

LIABILITIES
Payable for securities purchased	2,907,024
Investment management fees payable	109,301
Payable for Portfolio shares redeemed	69,105
Distribution fees payable – Class IB	35,800
Administrative fees payable	13,865
Accrued expenses	47,355

Total liabilities	3,182,450

NET ASSETS	$174,995,593

Net assets were comprised of:
Paid in capital	$162,487,608
Total distributable earnings (loss)	12,507,985

Net assets	$174,995,593

Class IB
Net asset value, offering and redemption price per share, $174,995,593 / 4,722,400 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $182,708 foreign withholding tax)	$1,734,764
Interest	20,844

Total income	1,755,608

EXPENSES
Investment management fees	606,053
Distribution fees – Class IB	213,399
Administrative fees	81,533
Professional fees	30,684
Custodian fees	28,841
Recoupment fees	20,167
Printing and mailing expenses	15,101
Trustees’ fees	2,789
Miscellaneous	6,508

Total expenses	1,005,075

NET INVESTMENT INCOME (LOSS)	750,533

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(6,186,599)
Foreign currency transactions	(47,008)

Net realized gain (loss)	(6,233,607)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(10,929,407)
Foreign currency translations	(1,044)

Net change in unrealized appreciation (depreciation)	(10,930,451)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,164,058)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,413,525)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$750,533	$2,218,439
Net realized gain (loss)	(6,233,607)	3,361,497
Net change in unrealized appreciation (depreciation)	(10,930,451)	38,378,218

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,413,525)	43,958,154

Distributions to shareholders:
Class IB	—	(6,247,926)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [252,803 and 470,701 shares, respectively]	8,932,548	17,823,113
Capital shares issued in reinvestment of dividends and distributions [0 and 156,788 shares, respectively]	—	6,247,926
Capital shares repurchased [(369,308) and (733,116) shares, respectively]	(13,024,019)	(27,332,477)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,091,471)	(3,261,438)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,504,996)	34,448,790
NET ASSETS:
Beginning of period	195,500,589	161,051,799

End of period	$174,995,593	$195,500,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$40.40		$32.57		$34.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.47		0.06
Net realized and unrealized gain (loss)	(3.50)		8.70		(1.80)

Total from investment operations	(3.34)		9.17		(1.74)

Less distributions:
Dividends from net investment income	—		(0.65)		(0.07)
Distributions from net realized gains	—		(0.69)		—

Total dividends and distributions	—		(1.34)		(0.07)

Net asset value, end of period	$37.06		$40.40		$32.57

Total return (b)	(8.27)%		28.21%		(5.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$174,996		$195,501		$161,052
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18	%(j)	1.18	%(j)	1.18	%(j)
Before waivers (a)(f)	1.18%		1.18%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.88%		1.23%		0.92	%(l)
Before waivers (a)(f)	0.88%		1.23%		0.90	%(l)
Portfolio turnover rate^	34	%(z)	35%		9	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	50.3%
Investment Company	13.5
Information Technology	8.3
Health Care	4.4
Consumer Discretionary	3.3
Communication Services	3.2
Financials	3.1
Industrials	2.4
Consumer Staples	2.0
Utilities	0.9
Energy	0.8
Real Estate	0.8
Materials	0.7
Exchange Traded Funds	0.1
Cash and Other	6.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,008.00	$5.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.02	5.90

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.17%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	26,128	$789,850
CenturyLink, Inc.	3,365	33,751
Verizon Communications, Inc.	15,101	832,518

		1,656,119

Entertainment (0.6%)
Activision Blizzard, Inc.	2,726	206,903
Electronic Arts, Inc.*	1,104	145,783
Live Nation Entertainment, Inc.*	547	24,249
Netflix, Inc.*	1,562	710,773
Take-Two Interactive Software, Inc.*	425	59,317
Walt Disney Co. (The)	6,351	708,200

		1,855,225

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	1,078	1,528,658
Alphabet, Inc., Class C*	1,088	1,538,008
Facebook, Inc., Class A*	8,522	1,935,090
Twitter, Inc.*	2,284	68,040

		5,069,796

Media (0.4%)
Charter Communications, Inc., Class A*	672	342,747
Comcast Corp., Class A	18,044	703,355
Discovery, Inc., Class A*	600	12,660
Discovery, Inc., Class C*	1,279	24,634
DISH Network Corp., Class A*	728	25,123
Fox Corp., Class A	1,249	33,498
Fox Corp., Class B	514	13,796
Interpublic Group of Cos., Inc. (The)	1,447	24,830
News Corp., Class A	1,621	19,225
News Corp., Class B	863	10,313
Omnicom Group, Inc.	870	47,502
ViacomCBS, Inc.	2,083	48,576

		1,306,259

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	1,147	119,460

Total Communication Services		10,006,859

Consumer Discretionary (3.3%)
Auto Components (0.0%)
Aptiv plc	982	76,518
BorgWarner, Inc.	748	26,404

		102,922

Automobiles (0.1%)
Ford Motor Co.	14,208	86,384
General Motors Co.	4,396	111,219

		197,603

Distributors (0.0%)
Genuine Parts Co.	550	47,828
LKQ Corp.*	1,035	27,117

		74,945

Diversified Consumer Services (0.0%)
H&R Block, Inc.	712	10,167

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	1,394	22,889
Chipotle Mexican Grill, Inc.*	98	103,131
Darden Restaurants, Inc.	455	34,475
Domino’s Pizza, Inc.	142	52,460
Hilton Worldwide Holdings, Inc.	1,022	75,066
Las Vegas Sands Corp.	1,259	57,335
Marriott International, Inc., Class A	1,005	86,159
McDonald’s Corp.	2,847	525,186
MGM Resorts International	1,677	28,174
Norwegian Cruise Line Holdings Ltd.*	669	10,992
Royal Caribbean Cruises Ltd.	616	30,985
Starbucks Corp.	4,990	367,214
Wynn Resorts Ltd.	326	24,284
Yum! Brands, Inc.	1,167	101,424

		1,519,774

Household Durables (0.1%)
DR Horton, Inc.	1,213	67,261
Garmin Ltd.	415	40,463
Leggett & Platt, Inc.	544	19,122
Lennar Corp., Class A	929	57,245
Mohawk Industries, Inc.*	234	23,812
Newell Brands, Inc.	1,806	28,679
NVR, Inc.*	7	22,811
PulteGroup, Inc.	844	28,721
Whirlpool Corp.	234	30,310

		318,424

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	1,483	4,091,330
Booking Holdings, Inc.*	181	288,214
eBay, Inc.	3,404	178,540
Expedia Group, Inc.	461	37,894

		4,595,978

Leisure Products (0.0%)
Hasbro, Inc.	442	33,128

Multiline Retail (0.2%)
Dollar General Corp.	946	180,222
Dollar Tree, Inc.*	903	83,690
Kohl’s Corp.	580	12,047
Target Corp.	2,024	242,738

		518,697

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	254	36,182
AutoZone, Inc.*	112	126,349
Best Buy Co., Inc.	929	81,074
CarMax, Inc.*	649	58,118
Gap, Inc. (The)	761	9,604
Home Depot, Inc. (The)	4,172	1,045,128
L Brands, Inc.	893	13,368
Lowe’s Cos., Inc.	2,996	404,819
O’Reilly Automotive, Inc.*	303	127,766
Ross Stores, Inc.	1,348	114,904
Tiffany & Co.	382	46,581
TJX Cos., Inc. (The)	4,532	229,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.	438	$57,724
Ulta Beauty, Inc.*	211	42,922

		2,393,677

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	1,091	12,317
NIKE, Inc., Class B	4,597	450,736
PVH Corp.	280	13,454
Ralph Lauren Corp.	201	14,577
Tapestry, Inc.	1,064	14,130
Under Armour, Inc., Class A*	738	7,188
Under Armour, Inc., Class C*	788	6,966
VF Corp.	1,111	67,704

		587,072

Total Consumer Discretionary		10,352,387

Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	999	63,596
Coca-Cola Co. (The)	13,750	614,350
Constellation Brands, Inc., Class A	587	102,696
Molson Coors Beverage Co., Class B	712	24,464
Monster Beverage Corp.*	1,434	99,405
PepsiCo, Inc.	5,029	665,136

		1,569,647

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,565	474,524
Kroger Co. (The)	2,884	97,623
Sysco Corp.	1,664	90,954
Walgreens Boots Alliance, Inc.	3,055	129,502
Walmart, Inc.	5,230	626,449

		1,419,052

Food Products (0.3%)
Archer-Daniels-Midland Co.	2,007	80,079
Campbell Soup Co.	600	29,778
Conagra Brands, Inc.	1,417	49,836
General Mills, Inc.	2,056	126,752
Hershey Co. (The)	527	68,310
Hormel Foods Corp.	916	44,215
J M Smucker Co. (The)	379	40,102
Kellogg Co.	943	62,295
Kraft Heinz Co. (The)	2,083	66,427
Lamb Weston Holdings, Inc.	534	34,139
McCormick & Co., Inc. (Non-Voting)	432	77,505
Mondelez International, Inc., Class A	5,375	274,824
Tyson Foods, Inc., Class A	1,127	67,293

		1,021,555

Household Products (0.5%)
Church & Dwight Co., Inc.	933	72,121
Clorox Co. (The)	504	110,562
Colgate-Palmolive Co.	3,197	234,212
Kimberly-Clark Corp.	1,262	178,384
Procter & Gamble Co. (The)	9,037	1,080,554

		1,675,833

Personal Products (0.1%)
Coty, Inc., Class A	1,668	7,456
Estee Lauder Cos., Inc. (The), Class A	821	154,906

		162,362

Tobacco (0.2%)
Altria Group, Inc.	6,717	263,642
Philip Morris International, Inc.	5,576	390,655

		654,297

Total Consumer Staples		6,502,746

Energy (0.8%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,503	23,131
Halliburton Co.	3,164	41,069
National Oilwell Varco, Inc.	1,348	16,513
Schlumberger Ltd.	5,003	92,005
TechnipFMC plc	1,595	10,910

		183,628

Oil, Gas & Consumable Fuels (0.8%)
Apache Corp.	1,404	18,954
Cabot Oil & Gas Corp.	1,852	31,817
Chevron Corp.	6,934	618,721
Concho Resources, Inc.	537	27,655
ConocoPhillips	4,218	177,240
Devon Energy Corp.	1,829	20,741
Diamondback Energy, Inc.	551	23,043
EOG Resources, Inc.	2,093	106,031
Exxon Mobil Corp.	15,368	687,257
Hess Corp.	985	51,033
HollyFrontier Corp.	613	17,900
Kinder Morgan, Inc.	7,119	107,995
Marathon Oil Corp.	3,115	19,064
Marathon Petroleum Corp.	1,648	61,602
Noble Energy, Inc.	1,635	14,650
Occidental Petroleum Corp.	3,385	61,946
ONEOK, Inc.	1,542	51,225
Phillips 66	1,523	109,504
Pioneer Natural Resources Co.	603	58,913
Valero Energy Corp.	1,562	91,877
Williams Cos., Inc. (The)	3,068	58,353

		2,415,521

Total Energy		2,599,149

Financials (3.1%)
Banks (1.2%)
Bank of America Corp.	33,441	794,224
Citigroup, Inc.	8,987	459,236
Citizens Financial Group, Inc.	1,671	42,176
Comerica, Inc.	639	24,346
Fifth Third Bancorp	2,538	48,933
First Republic Bank	606	64,230
Huntington Bancshares, Inc.	3,909	35,318
JPMorgan Chase & Co.	12,135	1,141,418
KeyCorp	3,866	47,088
M&T Bank Corp.	547	56,872
People’s United Financial, Inc.	1,364	15,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc. (The)	1,658	$174,438
Regions Financial Corp.	3,770	41,922
SVB Financial Group*	208	44,830
Truist Financial Corp.	4,802	180,315
US Bancorp	5,576	205,308
Wells Fargo & Co.	15,569	398,566
Zions Bancorp NA	633	21,522

		3,796,523

Capital Markets (0.8%)
Ameriprise Financial, Inc.	537	80,571
Bank of New York Mellon Corp. (The)	3,599	139,101
BlackRock, Inc.	452	245,929
Cboe Global Markets, Inc.	438	40,857
Charles Schwab Corp. (The)	4,271	144,104
CME Group, Inc.	1,213	197,161
E*TRADE Financial Corp.	966	48,039
Franklin Resources, Inc.	1,048	21,977
Goldman Sachs Group, Inc. (The)	1,233	243,665
Intercontinental Exchange, Inc.	2,073	189,887
MarketAxess Holdings, Inc.	145	72,633
Moody’s Corp.	590	162,091
Morgan Stanley	4,779	230,826
MSCI, Inc.	310	103,484
Nasdaq, Inc.	475	56,748
Northern Trust Corp.	738	58,553
Raymond James Financial, Inc.	471	32,419
S&P Global, Inc.	903	297,520
State Street Corp.	1,328	84,394
T. Rowe Price Group, Inc.	887	109,545

		2,559,504

Consumer Finance (0.1%)
American Express Co.	2,501	238,095
Capital One Financial Corp.	1,687	105,590
Discover Financial Services	1,279	64,065
Synchrony Financial	2,432	53,893

		461,643

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	6,957	1,241,894

Insurance (0.6%)
Aflac, Inc.	2,719	97,966
Allstate Corp. (The)	1,275	123,662
American International Group, Inc.	3,193	99,558
Aon plc, Class A	923	177,770
Arthur J Gallagher & Co.	643	62,686
Assurant, Inc.	168	17,353
Chubb Ltd.	1,737	219,939
Cincinnati Financial Corp.	504	32,271
Everest Re Group Ltd.	139	28,662
Globe Life, Inc.	405	30,063
Hartford Financial Services Group, Inc. (The)	1,295	49,922
Lincoln National Corp.	784	28,843
Loews Corp.	870	29,832
Marsh & McLennan Cos., Inc.	1,806	193,910
MetLife, Inc.	3,658	133,590
Principal Financial Group, Inc.	939	39,006
Progressive Corp. (The)	2,132	170,795
Prudential Financial, Inc.	1,513	92,142
Travelers Cos., Inc. (The)	966	110,172
Unum Group	870	14,433
W R Berkley Corp.	557	31,911
Willis Towers Watson plc	484	95,324

		1,879,810

Total Financials		9,939,374

Health Care (4.4%)
Biotechnology (0.8%)
AbbVie, Inc.	6,651	652,995
Alexion Pharmaceuticals, Inc.*	821	92,149
Amgen, Inc.	2,399	565,828
Biogen, Inc.*	765	204,676
Gilead Sciences, Inc.	4,901	377,083
Incyte Corp.*	606	63,006
Regeneron Pharmaceuticals, Inc.*	280	174,622
Vertex Pharmaceuticals, Inc.*	939	272,601

		2,402,960

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	6,529	596,946
ABIOMED, Inc.*	152	36,717
Align Technology, Inc.*	267	73,276
Baxter International, Inc.	1,816	156,358
Becton Dickinson and Co.	985	235,681
Boston Scientific Corp.*	5,049	177,270
Cooper Cos., Inc. (The)	185	52,473
Danaher Corp.	2,225	393,447
Dentsply Sirona, Inc.	748	32,957
DexCom, Inc.*	343	139,052
Edwards Lifesciences Corp.*	2,127	146,997
Hologic, Inc.*	1,018	58,026
IDEXX Laboratories, Inc.*	300	99,048
Intuitive Surgical, Inc.*	419	238,759
Medtronic plc	4,920	451,164
ResMed, Inc.	554	106,368
STERIS plc	326	50,021
Stryker Corp.	1,173	211,363
Teleflex, Inc.	165	60,057
Varian Medical Systems, Inc.*	356	43,617
West Pharmaceutical Services, Inc.	260	59,064
Zimmer Biomet Holdings, Inc.	742	88,565

		3,507,226

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	583	58,749
Anthem, Inc.	919	241,678
Cardinal Health, Inc.	1,186	61,897
Centene Corp.*	2,080	132,184
Cigna Corp.	1,361	255,392
CVS Health Corp.	4,637	301,266
DaVita, Inc.*	478	37,829
HCA Healthcare, Inc.	1,015	98,516
Henry Schein, Inc.*	550	32,114
Humana, Inc.	488	189,222
Laboratory Corp. of America Holdings*	379	62,956
McKesson Corp.	732	112,303
Quest Diagnostics, Inc.	458	52,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	3,480	$1,026,426
Universal Health Services, Inc., Class B	303	28,146

		2,690,872

Health Care Technology (0.0%)
Cerner Corp.	1,078	73,897

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,203	106,309
Bio-Rad Laboratories, Inc., Class A*	85	38,377
Illumina, Inc.*	534	197,767
IQVIA Holdings, Inc.*	587	83,284
Mettler-Toledo International, Inc.*	102	82,166
PerkinElmer, Inc.	461	45,219
Thermo Fisher Scientific, Inc.	1,473	533,727
Waters Corp.*	303	54,661

		1,141,510

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	8,364	491,803
Eli Lilly and Co.	3,464	568,720
Johnson & Johnson	9,775	1,374,658
Merck & Co., Inc.	9,861	762,551
Mylan NV*	1,783	28,671
Perrigo Co. plc	442	24,429
Pfizer, Inc.	22,664	741,113
Zoetis, Inc.	1,760	241,190

		4,233,135

Total Health Care		14,049,600

Industrials (2.4%)
Aerospace & Defense (0.5%)
Boeing Co. (The)	1,918	351,569
General Dynamics Corp.	976	145,873
Howmet Aerospace, Inc.	1,434	22,729
Huntington Ingalls Industries, Inc.	165	28,791
L3Harris Technologies, Inc.	821	139,299
Lockheed Martin Corp.	893	325,874
Northrop Grumman Corp.	626	192,457
Raytheon Technologies Corp.	5,270	324,737
Teledyne Technologies, Inc.*	148	46,021
Textron, Inc.	893	29,389
TransDigm Group, Inc.	171	75,590

		1,682,329

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	508	40,162
Expeditors International of Washington, Inc.	600	45,624
FedEx Corp.	903	126,619
United Parcel Service, Inc., Class B	2,482	275,949

		488,354

Airlines (0.1%)
Alaska Air Group, Inc.	399	14,468
American Airlines Group, Inc.	1,463	19,122
Delta Air Lines, Inc.	2,281	63,982
Southwest Airlines Co.	1,813	61,968
United Airlines Holdings, Inc.*	784	27,134

		186,674

Building Products (0.1%)
A O Smith Corp.	570	26,858
Allegion plc	339	34,653
Carrier Global Corp.	2,841	63,127
Fortune Brands Home & Security, Inc.	468	29,919
Johnson Controls International plc	3,391	115,769
Masco Corp.	1,104	55,432
Trane Technologies plc	936	83,285

		409,043

Commercial Services & Supplies (0.1%)
Cintas Corp.	310	82,572
Copart, Inc.*	735	61,203
Republic Services, Inc.	867	71,137
Rollins, Inc.	465	19,711
Waste Management, Inc.	1,437	152,193

		386,816

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	392	33,242
Quanta Services, Inc.	501	19,654

		52,896

Electrical Equipment (0.2%)
AMETEK, Inc.	824	73,641
Eaton Corp. plc	1,556	136,119
Emerson Electric Co.	2,323	144,095
Rockwell Automation, Inc.	461	98,193

		452,048

Industrial Conglomerates (0.3%)
3M Co.	2,126	331,635
General Electric Co.	30,393	207,584
Honeywell International, Inc.	2,696	389,815
Roper Technologies, Inc.	386	149,868

		1,078,902

Machinery (0.4%)
Caterpillar, Inc.	2,178	275,517
Cummins, Inc.	580	100,491
Deere & Co.	1,160	182,294
Dover Corp.	580	56,005
Flowserve Corp.	412	11,750
Fortive Corp.	1,104	74,697
IDEX Corp.	270	42,671
Illinois Tool Works, Inc.	1,081	189,013
Ingersoll Rand, Inc.*	834	23,452
Otis Worldwide Corp.	1,453	82,617
PACCAR, Inc.	1,242	92,964
Parker-Hannifin Corp.	475	87,053
Pentair plc	600	22,794
Snap-on, Inc.	211	29,225
Stanley Black & Decker, Inc.	573	79,865
Westinghouse Air Brake Technologies Corp.	168	9,672
Xylem, Inc.	639	41,509

		1,401,589

Professional Services (0.1%)
Equifax, Inc.	468	80,440
IHS Markit Ltd.	1,279	96,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nielsen Holdings plc	1,055	$15,677
Robert Half International, Inc.	389	20,551
Verisk Analytics, Inc.	537	91,397

		304,630

Road & Rail (0.3%)
CSX Corp.	3,144	219,263
JB Hunt Transport Services, Inc.	280	33,695
Kansas City Southern	399	59,567
Norfolk Southern Corp.	1,051	184,524
Old Dominion Freight Line, Inc.	392	66,479
Union Pacific Corp.	2,772	468,662

		1,032,190

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,109	90,350
United Rentals, Inc.*	283	42,178
WW Grainger, Inc.	204	64,089

		196,617

Total Industrials		7,672,088

Information Technology (8.3%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	194	40,746
Cisco Systems, Inc.	17,365	809,904
F5 Networks, Inc.*	247	34,451
Juniper Networks, Inc.	1,223	27,958
Motorola Solutions, Inc.	564	79,033

		992,092

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,061	101,654
CDW Corp.	527	61,227
Corning, Inc.	3,016	78,114
FLIR Systems, Inc.	478	19,393
IPG Photonics Corp.*	162	25,983
Keysight Technologies, Inc.*	765	77,097
TE Connectivity Ltd.	1,279	104,303
Zebra Technologies Corp., Class A*	194	49,654

		517,425

IT Services (1.6%)
Accenture plc, Class A	2,304	494,715
Akamai Technologies, Inc.*	583	62,433
Automatic Data Processing, Inc.	1,572	234,055
Broadridge Financial Solutions, Inc.	445	56,155
Cognizant Technology Solutions Corp., Class A	2,089	118,697
DXC Technology Co.	999	16,484
Fidelity National Information Services, Inc.	1,671	224,064
Fiserv, Inc.*	1,437	140,280
FleetCor Technologies, Inc.*	310	77,974
Gartner, Inc.*	313	37,976
Global Payments, Inc.	1,071	181,663
International Business Machines Corp.	3,078	371,730
Jack Henry & Associates, Inc.	293	53,921
Leidos Holdings, Inc.	527	49,364
Mastercard, Inc., Class A	3,273	967,826
Paychex, Inc.	1,213	91,885
PayPal Holdings, Inc.*	4,044	704,586
VeriSign, Inc.*	366	75,700
Visa, Inc., Class A	6,394	1,235,129
Western Union Co. (The)	1,648	35,630

		5,230,267

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	3,088	162,460
Analog Devices, Inc.	1,318	161,639
Applied Materials, Inc.	3,665	221,549
Broadcom, Inc.	1,483	468,050
Intel Corp.	16,910	1,011,725
KLA Corp.	570	110,854
Lam Research Corp.	590	190,841
Maxim Integrated Products, Inc.	1,068	64,731
Microchip Technology, Inc.	834	87,829
Micron Technology, Inc.*	4,182	215,457
NVIDIA Corp.	2,205	837,702
Qorvo, Inc.*	419	46,312
QUALCOMM, Inc.	5,461	498,098
Skyworks Solutions, Inc.	682	87,200
Texas Instruments, Inc.	3,549	450,617
Xilinx, Inc.	903	88,846

		4,703,910

Software (2.8%)
Adobe, Inc.*	1,773	771,805
ANSYS, Inc.*	293	85,477
Autodesk, Inc.*	807	193,026
Cadence Design Systems, Inc.*	952	91,354
Citrix Systems, Inc.	481	71,145
Fortinet, Inc.*	534	73,302
Intuit, Inc.	893	264,498
Microsoft Corp.	28,322	5,763,810
NortonLifeLock, Inc.	2,422	48,028
Oracle Corp.	9,093	502,570
Paycom Software, Inc.*	191	59,159
salesforce.com, Inc.*	2,574	482,187
ServiceNow, Inc.*	639	258,833
Synopsys, Inc.*	583	113,685
Tyler Technologies, Inc.*	142	49,257

		8,828,136

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	15,885	5,794,848
Hewlett Packard Enterprise Co.	5,639	54,867
HP, Inc.	5,860	102,140
NetApp, Inc.	992	44,015
Seagate Technology plc	1,025	49,620
Western Digital Corp.	1,104	48,742
Xerox Holdings Corp.	676	10,336

		6,104,568

Total Information Technology		26,376,398

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	817	197,273
Albemarle Corp.	438	33,818
Celanese Corp.	514	44,379
CF Industries Holdings, Inc.	778	21,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Corteva, Inc.	2,798	$74,958
Dow, Inc.	2,758	112,416
DuPont de Nemours, Inc.	2,772	147,276
Eastman Chemical Co.	511	35,586
Ecolab, Inc.	946	188,207
FMC Corp.	471	46,921
International Flavors & Fragrances, Inc.	270	33,064
Linde plc	2,004	425,069
LyondellBasell Industries NV, Class A	1,147	75,381
Mosaic Co. (The)	1,163	14,549
PPG Industries, Inc.	903	95,772
Sherwin-Williams Co. (The)	313	180,867

		1,727,429

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	224	46,271
Vulcan Materials Co.	455	52,712

		98,983

Containers & Packaging (0.1%)
Amcor plc	1,559	15,918
Avery Dennison Corp.	333	37,992
Ball Corp.	1,368	95,062
International Paper Co.	1,437	50,597
Packaging Corp. of America	379	37,824
Sealed Air Corp.	600	19,710
Westrock Co.	877	24,784

		281,887

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,749	54,946
Newmont Corp.	1,977	122,060
Nucor Corp.	1,203	49,816

		226,822

Total Materials		2,335,121

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	405	65,711
American Tower Corp. (REIT)	1,625	420,128
Apartment Investment and Management Co. (REIT), Class A	603	22,697
AvalonBay Communities, Inc. (REIT)	478	73,918
Boston Properties, Inc. (REIT)	524	47,359
Crown Castle International Corp. (REIT)	1,529	255,878
Digital Realty Trust, Inc. (REIT)	738	104,877
Duke Realty Corp. (REIT)	1,147	40,592
Equinix, Inc. (REIT)	293	205,774
Equity Residential (REIT)	1,305	76,760
Essex Property Trust, Inc. (REIT)	254	58,209
Extra Space Storage, Inc. (REIT)	435	40,181
Federal Realty Investment Trust (REIT)	261	22,240
Healthpeak Properties, Inc. (REIT)	1,572	43,324
Host Hotels & Resorts, Inc. (REIT)	2,676	28,874
Iron Mountain, Inc. (REIT)	936	24,430
Kimco Realty Corp. (REIT)	1,417	18,194
Mid-America Apartment Communities, Inc. (REIT)	432	49,538
Prologis, Inc. (REIT)	1,898	177,140
Public Storage (REIT)	554	106,307
Realty Income Corp. (REIT)	1,041	61,940
Regency Centers Corp. (REIT)	524	24,046
SBA Communications Corp. (REIT)	415	123,637
Simon Property Group, Inc. (REIT)	1,091	74,603
SL Green Realty Corp. (REIT)	333	16,414
UDR, Inc. (REIT)	887	33,156
Ventas, Inc. (REIT)	1,242	45,482
Vornado Realty Trust (REIT)	659	25,180
Welltower, Inc. (REIT)	1,275	65,981
Weyerhaeuser Co. (REIT)	2,673	60,036

		2,412,606

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	1,051	47,526

Total Real Estate		2,460,132

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	774	37,028
American Electric Power Co., Inc.	1,766	140,644
Duke Energy Corp.	2,485	198,527
Edison International	1,127	61,207
Entergy Corp.	616	57,787
Evergy, Inc.	1,048	62,136
Eversource Energy	1,114	92,763
Exelon Corp.	3,516	127,596
FirstEnergy Corp.	1,612	62,513
NextEra Energy, Inc.	1,704	409,250
NRG Energy, Inc.	1,088	35,425
Pinnacle West Capital Corp.	419	30,709
PPL Corp.	2,571	66,435
Southern Co. (The)	3,727	193,245
Xcel Energy, Inc.	1,809	113,062

		1,688,327

Gas Utilities (0.0%)
Atmos Energy Corp.	455	45,309

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,571	37,254

Multi-Utilities (0.3%)
Ameren Corp.	824	57,977
CenterPoint Energy, Inc.	1,496	27,930
CMS Energy Corp.	1,051	61,399
Consolidated Edison, Inc.	1,173	84,374
Dominion Energy, Inc.	2,702	219,348
DTE Energy Co.	626	67,295
NiSource, Inc.	1,252	28,470
Public Service Enterprise Group, Inc.	1,898	93,306
Sempra Energy	926	108,555
WEC Energy Group, Inc.	1,147	100,535

		849,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.0%)
American Water Works Co., Inc.	676	$86,974

Total Utilities		2,707,053

Total Common Stocks (29.9%) (Cost $69,781,571)		95,000,907

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P Mid-Cap ETF	174	30,940
iShares MSCI EAFE ETF	1,379	83,940
iShares Russell 2000 ETF	126	18,041

Total Exchange Traded Funds (0.1%) (Cost $132,954)		132,921

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (50.3%)
U.S. Treasury Notes
1.125%, 7/31/21	$9,758,200	9,857,999
1.500%, 9/30/21	2,980,000	3,029,142
2.000%, 10/31/21	6,119,800	6,268,446
1.500%, 11/30/21	1,053,300	1,073,134
1.625%, 12/31/21	4,355,300	4,450,401
2.500%, 2/15/22	4,113,800	4,268,831
0.375%, 3/31/22	950,000	953,488
0.125%, 4/30/22	8,000,000	7,994,731
0.125%, 5/31/22	562,400	562,006
1.750%, 6/30/22	8,092,700	8,347,672
1.875%, 8/31/22	2,382,800	2,470,709
1.875%, 10/31/22	4,114,500	4,277,788
2.000%, 2/15/23	3,032,300	3,177,133
2.500%, 3/31/23	4,790,000	5,095,342
0.250%, 4/15/23	5,900,000	5,913,322
1.375%, 6/30/23	4,923,000	5,099,025
1.250%, 7/31/23	3,130,400	3,233,604
2.250%, 1/31/24	4,497,200	4,825,709
2.375%, 2/29/24	2,050,000	2,212,085
2.250%, 4/30/24	5,489,600	5,915,029
2.375%, 8/15/24	4,205,900	4,574,354
1.250%, 8/31/24	6,728,600	7,010,030
1.750%, 12/31/24	3,375,000	3,599,746
2.000%, 2/15/25	2,464,900	2,660,627
0.375%, 4/30/25	2,950,000	2,962,898
2.125%, 5/15/25	3,345,000	3,641,411
2.000%, 8/15/25	4,711,000	5,114,349
2.250%, 11/15/25	1,846,900	2,034,586
1.625%, 2/15/26	4,294,400	4,593,432
1.625%, 5/15/26	1,994,700	2,137,139
1.500%, 8/15/26	2,820,400	3,004,895
2.000%, 11/15/26	4,797,300	5,266,954
2.250%, 2/15/27	2,140,000	2,390,086
0.500%, 4/30/27	675,000	675,964
2.375%, 5/15/27	1,789,500	2,019,364
2.250%, 11/15/27	1,617,100	1,820,884
2.750%, 2/15/28	1,786,200	2,083,630
2.875%, 5/15/28	2,004,200	2,365,395
2.875%, 8/15/28	1,160,000	1,373,874
3.125%, 11/15/28	1,330,000	1,607,938
2.625%, 2/15/29	1,835,000	2,150,215
2.375%, 5/15/29	1,889,400	2,180,458
1.625%, 8/15/29	1,630,000	1,778,561
1.750%, 11/15/29	1,885,700	2,081,954
1.500%, 2/15/30	550,000	594,599
0.625%, 5/15/30	1,025,000	1,022,308

Total U.S. Treasury Obligations		159,771,247

Total Long-Term Debt Securities (50.3%) (Cost $152,058,292)		159,771,247

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $5,563)	1,159	195

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (13.5%)
JPMorgan Prime Money Market Fund, IM Shares	42,978,584	43,017,265

Total Short-Term Investment (13.5%) (Cost $42,982,699)		43,017,265

Total Investments in Securities (93.8%) (Cost $264,961,079)		297,922,535
Other Assets Less Liabilities (6.2%)		19,843,425

Net Assets (100%)		$317,765,960

*	Non-income producing.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	448	9/2020	USD	39,836,160	(251,531)
Russell 2000 E-Mini Index	75	9/2020	USD	5,391,000	174,440
S&P Midcap 400 E-Mini Index	26	9/2020	USD	4,625,660	60,558

					(16,533)

Short Contracts
S&P 500 E-Mini Index	(115)	9/2020	USD	(17,768,650)	(290,323)

					(290,323)

					(306,856)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,006,859	$—	$—	$10,006,859
Consumer Discretionary	10,352,387	—	—	10,352,387
Consumer Staples	6,502,746	—	—	6,502,746
Energy	2,599,149	—	—	2,599,149
Financials	9,939,374	—	—	9,939,374
Health Care	14,049,600	—	—	14,049,600
Industrials	7,672,088	—	—	7,672,088
Information Technology	26,376,398	—	—	26,376,398
Materials	2,335,121	—	—	2,335,121
Real Estate	2,460,132	—	—	2,460,132
Utilities	2,707,053	—	—	2,707,053
Exchange Traded Funds	132,921	—	—	132,921
Futures	234,998	—	—	234,998
Rights
Communication Services	195	—	—	195
Short-Term Investment
Investment Company	43,017,265	—	—	43,017,265
U.S. Treasury Obligations	—	159,771,247	—	159,771,247

Total Assets	$138,386,286	$159,771,247	$—	$298,157,533

Liabilities:
Futures	$(541,854)	$—	$—	$(541,854)

Total Liabilities	$(541,854)	$—	$—	$(541,854)

Total	$137,844,432	$159,771,247	$—	$297,615,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$234,998	*

Total		$234,998

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(541,854	)*

Total		$(541,854)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,018,870)	$(1,018,870)

Total	$(1,018,870)	$(1,018,870)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(894,680)	$(894,680)

Total	$(894,680)	$(894,680)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $62,449,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,838,979
Long-term U.S. government debt securities	95,240,022

$106,079,001

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,329,062
Long-term U.S. government debt securities	89,057,041

$94,386,103

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,283,094
Aggregate gross unrealized depreciation	(6,246,955)

Net unrealized appreciation	$32,036,139

Federal income tax cost of investments in securities and derivative instruments, if applicable	$265,579,540

For the six months ended June 30, 2020, the Portfolio incurred approximately $30 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $264,961,079)	$297,922,535
Cash	8,765,000
Cash held as collateral at broker for futures	10,695,500
Dividends, interest and other receivables	702,870
Receivable for Portfolio shares sold	151,225
Other assets	4,514

Total assets	318,241,644

LIABILITIES
Investment management fees payable	196,417
Due to broker for futures variation margin	133,185
Distribution fees payable – Class IB	64,820
Administrative fees payable	32,902
Payable for Portfolio shares redeemed	8,052
Accrued expenses	40,308

Total liabilities	475,684

NET ASSETS	$317,765,960

Net assets were comprised of:
Paid in capital	$284,639,447
Total distributable earnings (loss)	33,126,513

Net assets	$317,765,960

Class IB
Net asset value, offering and redemption price per share, $317,765,960 / 28,153,757 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.29

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$1,373,154
Dividends	1,181,702

Total income	2,554,856

EXPENSES
Investment management fees	1,212,468
Distribution fees – Class IB	378,896
Administrative fees	186,933
Professional fees	29,776
Printing and mailing expenses	21,283
Custodian fees	10,699
Trustees’ fees	4,776
Miscellaneous	2,951

Gross expenses	1,847,782
Less: Waiver from investment manager	(66,896)

Net expenses	1,780,886

NET INVESTMENT INCOME (LOSS)	773,970

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,856,388
Futures contracts	(1,018,870)

Net realized gain (loss)	837,518

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,820,791
Futures contracts	(894,680)

Net change in unrealized appreciation (depreciation)	926,111

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,763,629

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,537,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$773,970	$2,952,908
Net realized gain (loss)	837,518	9,059,055
Net change in unrealized appreciation (depreciation)	926,111	25,338,168

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,537,599	37,350,131

Distributions to shareholders:
Class IB	—	(2,928,573)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,387,992 and 2,233,486 shares, respectively]	15,397,802	23,738,940
Capital shares issued in reinvestment of dividends and distributions [0 and 263,547 shares, respectively]	—	2,928,573
Capital shares repurchased [(518,387) and (700,632) shares, respectively]	(5,701,063)	(7,521,694)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,696,739	19,145,819

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,234,338	53,567,377
NET ASSETS:
Beginning of period	305,531,622	251,964,245

End of period	$317,765,960	$305,531,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,								May 1, 2015* to December 31, 2015
Class IB			2019		2018		2017		2016
Net asset value, beginning of period	$11.20		$9.89		$10.53		$9.95		$9.64		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.11		0.09		0.03		—	#	0.01
Net realized and unrealized gain (loss)	0.06		1.31		(0.61)		0.94		0.31		(0.36)

Total from investment operations	0.09		1.42		(0.52)		0.97		0.31		(0.35)

Less distributions:
Dividends from net investment income	—		(0.11)		(0.08)		(0.03)		—	#	(0.01)
Distributions from net realized gains	—		—		(0.04)		(0.36)		—		—

Total dividends and distributions	—		(0.11)		(0.12)		(0.39)		—	#	(0.01)

Net asset value, end of period	$11.29		$11.20		$9.89		$10.53		$9.95		$9.64

Total return (b)	0.80%		14.35%		(4.95)%		9.75%		3.26%		(3.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317,766		$305,532		$251,964		$231,464		$160,823		$65,818
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.17	%(j)	1.17	%(j)	1.20	%(k)	1.23	%(m)	1.23%
Before waivers (a)(f)	1.22%		1.22%		1.22%		1.23%		1.27%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.51%		1.04%		0.85%		0.31%		0.05%		0.15	%(l)
Before waivers (a)(f)	0.47%		0.99%		0.80%		0.29%		—	%‡‡	(0.05	)%(l)
Portfolio turnover rate^	40	%(z)	76%		90%		78%		378%		762	%(z)

Class K	January 1, 2016 to February 21, 2016‡	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.64	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.02
Net realized and unrealized gain (loss)	(0.22)	(0.36)

Total from investment operations	(0.22)	(0.34)

Less distributions:
Dividends from net investment income	—	(0.02)

Net asset value, end of period	$9.42	$9.64

Total return (b)	(2.28)%	(3.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$9,570
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%	0.99%
Before waivers (a)(f)	1.10%	1.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.37%	0.32	%(l)
Before waivers (a)(f)	0.25%	(0.25	)%(l)
Portfolio turnover rate^	378%	762	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares of seed capital were fully redeemed. The shares are no longer being offered, but are still registered.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Investment Company	16.9%
Financials	16.7
Information Technology	12.9
Health Care	9.2
Communication Services	6.6
Industrials	5.5
Consumer Discretionary	5.3
Consumer Staples	5.1
Energy	4.3
Exchange Traded Funds	3.4
Utilities	3.1
Real Estate	2.6
Materials	1.6
Cash and Other	6.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 1, 2019, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$981.80	$5.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.04	5.88
Class K
Actual	1,000.00	983.60	4.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.29	4.62

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.17% and 0.92%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	5,498	$166,205
CenturyLink, Inc.	772	7,743
Verizon Communications, Inc.	3,098	170,793

		344,741

Entertainment (0.7%)
Activision Blizzard, Inc.	576	43,718
Electronic Arts, Inc.*	232	30,636
Live Nation Entertainment, Inc.*	113	5,009
Netflix, Inc.*	330	150,163
Take-Two Interactive Software, Inc.*	77	10,747
Walt Disney Co. (The)	1,349	150,427

		390,700

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	226	320,479
Alphabet, Inc., Class C*	232	327,958
Facebook, Inc., Class A*	1,811	411,224
Twitter, Inc.*	589	17,546

		1,077,207

Media (0.4%)
Charter Communications, Inc., Class A*	119	60,695
Comcast Corp., Class A	3,400	132,532
Discovery, Inc., Class A*	141	2,975
Discovery, Inc., Class C*	235	4,526
DISH Network Corp., Class A*	174	6,005
Fox Corp., Class A	241	6,464
Fox Corp., Class B	125	3,355
Interpublic Group of Cos., Inc. (The)	269	4,616
News Corp., Class A	287	3,404
News Corp., Class B	174	2,079
Omnicom Group, Inc.	159	8,681
ViacomCBS, Inc.	384	8,955

		244,287

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	241	25,100

Total Communication Services		2,082,035

Consumer Discretionary (3.7%)
Auto Components (0.1%)
Aptiv plc	202	15,740
BorgWarner, Inc.	153	5,401

		21,141

Automobiles (0.1%)
Ford Motor Co.	2,967	18,040
General Motors Co.	921	23,301

		41,341

Distributors (0.0%)
Genuine Parts Co.	116	10,087
LKQ Corp.*	250	6,550

		16,637

Diversified Consumer Services (0.0%)
H&R Block, Inc.	159	2,271

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	311	5,107
Chipotle Mexican Grill, Inc.*	25	26,309
Darden Restaurants, Inc.	92	6,971
Domino’s Pizza, Inc.	29	10,714
Hilton Worldwide Holdings, Inc.	226	16,600
Las Vegas Sands Corp.	259	11,795
Marriott International, Inc., Class A	204	17,489
McDonald’s Corp.	567	104,594
MGM Resorts International	421	7,073
Norwegian Cruise Line Holdings Ltd.*	159	2,612
Royal Caribbean Cruises Ltd.	125	6,287
Starbucks Corp.	903	66,452
Wynn Resorts Ltd.	70	5,214
Yum! Brands, Inc.	235	20,424

		307,641

Household Durables (0.1%)
DR Horton, Inc.	259	14,361
Garmin Ltd.	116	11,310
Leggett & Platt, Inc.	92	3,234
Lennar Corp., Class A	226	13,926
Mohawk Industries, Inc.*	46	4,681
Newell Brands, Inc.	302	4,796
NVR, Inc.*	3	9,776
PulteGroup, Inc.	201	6,840
Whirlpool Corp.	49	6,347

		75,271

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	318	877,305
Booking Holdings, Inc.*	34	54,139
eBay, Inc.	610	31,994
Expedia Group, Inc.	98	8,056

		971,494

Leisure Products (0.0%)
Hasbro, Inc.	86	6,446

Multiline Retail (0.2%)
Dollar General Corp.	201	38,293
Dollar Tree, Inc.*	174	16,126
Kohl’s Corp.	113	2,347
Target Corp.	379	45,453

		102,219

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	49	6,980
AutoZone, Inc.*	25	28,203
Best Buy Co., Inc.	162	14,138
CarMax, Inc.*	125	11,194
Gap, Inc. (The)	116	1,464
Home Depot, Inc. (The)	824	206,420
L Brands, Inc.	226	3,383
Lowe’s Cos., Inc.	589	79,586
O’Reilly Automotive, Inc.*	61	25,722
Ross Stores, Inc.	269	22,930
Tiffany & Co.	77	9,389
TJX Cos., Inc. (The)	907	45,858
Tractor Supply Co.	86	11,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Ulta Beauty, Inc.*	46	$9,357

		475,958

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	250	2,823
NIKE, Inc., Class B	937	91,873
PVH Corp.	64	3,075
Ralph Lauren Corp.	46	3,336
Tapestry, Inc.	226	3,001
Under Armour, Inc., Class A*	190	1,850
Under Armour, Inc., Class C*	107	946
VF Corp.	235	14,321

		121,225

Total Consumer Discretionary		2,141,644

Consumer Staples (2.3%)
Beverages (0.5%)
Brown-Forman Corp., Class B	125	7,957
Coca-Cola Co. (The)	2,888	129,036
Constellation Brands, Inc., Class A	119	20,819
Molson Coors Beverage Co., Class B	141	4,845
Monster Beverage Corp.*	281	19,479
PepsiCo, Inc.	1,047	138,476

		320,612

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	330	100,059
Kroger Co. (The)	625	21,156
Sysco Corp.	372	20,334
Walgreens Boots Alliance, Inc.	576	24,417
Walmart, Inc.	1,065	127,566

		293,532

Food Products (0.4%)
Archer-Daniels-Midland Co.	436	17,396
Campbell Soup Co.	134	6,650
Conagra Brands, Inc.	372	13,083
General Mills, Inc.	470	28,976
Hershey Co. (The)	113	14,647
Hormel Foods Corp.	201	9,702
J M Smucker Co. (The)	95	10,052
Kellogg Co.	201	13,278
Kraft Heinz Co. (The)	491	15,658
Lamb Weston Holdings, Inc.	107	6,841
McCormick & Co., Inc. (Non-Voting)	92	16,506
Mondelez International, Inc., Class A	1,092	55,834
Tyson Foods, Inc., Class A	232	13,853

		222,476

Household Products (0.6%)
Church & Dwight Co., Inc.	190	14,687
Clorox Co. (The)	95	20,840
Colgate-Palmolive Co.	635	46,520
Kimberly-Clark Corp.	250	35,338
Procter & Gamble Co. (The)	1,886	225,509

		342,894

Personal Products (0.1%)
Coty, Inc., Class A	168	751

Estee Lauder Cos., Inc. (The), Class A	168	31,698

		32,449

Tobacco (0.2%)
Altria Group, Inc.	1,401	54,989
Philip Morris International, Inc.	1,166	81,690

		136,679

Total Consumer Staples		1,348,642

Energy (0.9%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	531	8,172
Halliburton Co.	677	8,787
National Oilwell Varco, Inc.	287	3,516
Schlumberger Ltd.	1,019	18,739
TechnipFMC plc	278	1,902

		41,116

Oil, Gas & Consumable Fuels (0.9%)
Apache Corp.	269	3,631
Cabot Oil & Gas Corp.	311	5,343
Chevron Corp.	1,425	127,153
Concho Resources, Inc.	153	7,879
ConocoPhillips	845	35,507
Devon Energy Corp.	278	3,153
Diamondback Energy, Inc.	116	4,851
EOG Resources, Inc.	436	22,088
Exxon Mobil Corp.	3,190	142,657
Hess Corp.	208	10,776
HollyFrontier Corp.	107	3,124
Kinder Morgan, Inc.	1,456	22,088
Marathon Oil Corp.	662	4,051
Marathon Petroleum Corp.	494	18,466
Noble Energy, Inc.	384	3,441
Occidental Petroleum Corp.	653	11,950
ONEOK, Inc.	302	10,032
Phillips 66	330	23,727
Pioneer Natural Resources Co.	125	12,213
Valero Energy Corp.	320	18,822
Williams Cos., Inc. (The)	937	17,822

		508,774

Total Energy		549,890

Financials (3.4%)
Banks (1.3%)
Bank of America Corp.	6,337	150,504
Citigroup, Inc.	1,706	87,177
Citizens Financial Group, Inc.	333	8,405
Comerica, Inc.	119	4,534
Fifth Third Bancorp	546	10,527
First Republic Bank	134	14,203
Huntington Bancshares, Inc.	824	7,445
JPMorgan Chase & Co.	2,417	227,343
KeyCorp	763	9,293
M&T Bank Corp.	98	10,189
People’s United Financial, Inc.	354	4,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

PNC Financial Services Group, Inc. (The)	336	$35,350
Regions Financial Corp.	723	8,040
SVB Financial Group*	40	8,621
Truist Financial Corp.	1,041	39,089
US Bancorp	1,090	40,134
Wells Fargo & Co.	3,007	76,979
Zions Bancorp NA	125	4,250

		746,179

Capital Markets (0.9%)
Ameriprise Financial, Inc.	95	14,254
Bank of New York Mellon Corp. (The)	644	24,891
BlackRock, Inc.	92	50,056
Cboe Global Markets, Inc.	92	8,582
Charles Schwab Corp. (The)	870	29,354
CME Group, Inc.	262	42,585
E*TRADE Financial Corp.	192	9,548
Franklin Resources, Inc.	213	4,467
Goldman Sachs Group, Inc. (The)	238	47,034
Intercontinental Exchange, Inc.	437	40,029
MarketAxess Holdings, Inc.	34	17,031
Moody’s Corp.	119	32,693
Morgan Stanley	937	45,257
MSCI, Inc.	64	21,364
Nasdaq, Inc.	77	9,199
Northern Trust Corp.	159	12,615
Raymond James Financial, Inc.	95	6,539
S&P Global, Inc.	183	60,295
State Street Corp.	269	17,095
T. Rowe Price Group, Inc.	174	21,489

		514,377

Consumer Finance (0.2%)
American Express Co.	497	47,314
Capital One Financial Corp.	357	22,345
Discover Financial Services	241	12,072
Synchrony Financial	446	9,883

		91,614

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	1,474	263,123

Insurance (0.6%)
Aflac, Inc.	558	20,105
Allstate Corp. (The)	241	23,375
American International Group, Inc.	635	19,799
Aon plc, Class A	180	34,668
Arthur J Gallagher & Co.	137	13,356
Assurant, Inc.	49	5,061
Chubb Ltd.	345	43,684
Cincinnati Financial Corp.	104	6,659
Everest Re Group Ltd.	17	3,505
Globe Life, Inc.	86	6,384
Hartford Financial Services Group, Inc. (The)	278	10,717
Lincoln National Corp.	162	5,960
Loews Corp.	192	6,584
Marsh & McLennan Cos., Inc.	384	41,230
MetLife, Inc.	601	21,948

Principal Financial Group, Inc.	183	7,602
Progressive Corp. (The)	424	33,967
Prudential Financial, Inc.	302	18,392
Travelers Cos., Inc. (The)	202	23,038
Unum Group	141	2,339
W R Berkley Corp.	134	7,677
Willis Towers Watson plc	98	19,301

		375,351

Total Financials		1,990,644

Health Care (4.9%)
Biotechnology (0.8%)
AbbVie, Inc.	1,333	130,874
Alexion Pharmaceuticals, Inc.*	174	19,530
Amgen, Inc.	446	105,193
Biogen, Inc.*	137	36,654
Gilead Sciences, Inc.	937	72,093
Incyte Corp.*	134	13,932
Regeneron Pharmaceuticals, Inc.*	61	38,043
Vertex Pharmaceuticals, Inc.*	192	55,739

		472,058

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	1,340	122,516
ABIOMED, Inc.*	34	8,213
Align Technology, Inc.*	61	16,741
Baxter International, Inc.	384	33,062
Becton Dickinson and Co.	204	48,811
Boston Scientific Corp.*	1,071	37,603
Cooper Cos., Inc. (The)	40	11,346
Danaher Corp.	482	85,232
Dentsply Sirona, Inc.	190	8,371
DexCom, Inc.*	69	27,973
Edwards Lifesciences Corp.*	477	32,966
Hologic, Inc.*	208	11,856
IDEXX Laboratories, Inc.*	70	23,111
Intuitive Surgical, Inc.*	92	52,424
Medtronic plc	1,019	93,442
ResMed, Inc.	113	21,696
STERIS plc	64	9,820
Stryker Corp.	241	43,426
Teleflex, Inc.	40	14,559
Varian Medical Systems, Inc.*	70	8,576
West Pharmaceutical Services, Inc.	52	11,813
Zimmer Biomet Holdings, Inc.	146	17,427

		740,984

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	116	11,689
Anthem, Inc.	190	49,966
Cardinal Health, Inc.	241	12,578
Centene Corp.*	451	28,661
Cigna Corp.	296	55,545
CVS Health Corp.	976	63,411
DaVita, Inc.*	70	5,540
HCA Healthcare, Inc.	204	19,800
Henry Schein, Inc.*	95	5,547
Humana, Inc.	104	40,326
Laboratory Corp. of America Holdings*	74	12,292
McKesson Corp.	137	21,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Quest Diagnostics, Inc.	98	$11,168
UnitedHealth Group, Inc.	717	211,479
Universal Health Services, Inc., Class B	61	5,666

		554,687

Health Care Technology (0.0%)
Cerner Corp.	241	16,521

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	235	20,767
Bio-Rad Laboratories, Inc., Class A*	17	7,675
Illumina, Inc.*	113	41,849
IQVIA Holdings, Inc.*	137	19,438
Mettler-Toledo International, Inc.*	19	15,305
PerkinElmer, Inc.	95	9,319
Thermo Fisher Scientific, Inc.	302	109,427
Waters Corp.*	61	11,004

		234,784

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	1,764	103,723
Eli Lilly and Co.	631	103,598
Johnson & Johnson	1,981	278,588
Merck & Co., Inc.	1,935	149,634
Mylan NV*	421	6,770
Perrigo Co. plc	113	6,245
Pfizer, Inc.	4,169	136,326
Zoetis, Inc.	348	47,690

		832,574

Total Health Care		2,851,608

Industrials (2.7%)
Aerospace & Defense (0.6%)
Boeing Co. (The)	402	73,687
General Dynamics Corp.	174	26,006
Howmet Aerospace, Inc.	287	4,549
Huntington Ingalls Industries, Inc.	28	4,886
L3Harris Technologies, Inc.	168	28,504
Lockheed Martin Corp.	190	69,335
Northrop Grumman Corp.	119	36,585
Raytheon Technologies Corp.	1,090	67,166
Teledyne Technologies, Inc.*	30	9,328
Textron, Inc.	168	5,529
TransDigm Group, Inc.	40	17,682

		343,257

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	113	8,934
Expeditors International of Washington, Inc.	134	10,189
FedEx Corp.	180	25,240
United Parcel Service, Inc., Class B	531	59,036

		103,399

Airlines (0.1%)
Alaska Air Group, Inc.	86	3,118
American Airlines Group, Inc.	324	4,235
Delta Air Lines, Inc.	437	12,258
Southwest Airlines Co.	348	11,895

United Airlines Holdings, Inc.*	174	6,022

		37,528

Building Products (0.1%)
A O Smith Corp.	119	5,607
Allegion plc	70	7,155
Carrier Global Corp.	610	13,554
Fortune Brands Home & Security, Inc.	98	6,265
Johnson Controls International plc	604	20,621
Masco Corp.	226	11,348
Trane Technologies plc	180	16,016

		80,566

Commercial Services & Supplies (0.1%)
Cintas Corp.	61	16,248
Copart, Inc.*	141	11,741
Republic Services, Inc.	162	13,292
Rollins, Inc.	107	4,536
Waste Management, Inc.	287	30,396

		76,213

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	104	8,819
Quanta Services, Inc.	95	3,727

		12,546

Electrical Equipment (0.2%)
AMETEK, Inc.	180	16,087
Eaton Corp. plc	324	28,344
Emerson Electric Co.	446	27,665
Rockwell Automation, Inc.	92	19,596

		91,692

Industrial Conglomerates (0.4%)
3M Co.	424	66,140
General Electric Co.	6,636	45,324
Honeywell International, Inc.	540	78,078
Roper Technologies, Inc.	77	29,896

		219,438

Machinery (0.5%)
Caterpillar, Inc.	424	53,636
Cummins, Inc.	125	21,658
Deere & Co.	238	37,402
Dover Corp.	116	11,201
Flowserve Corp.	77	2,196
Fortive Corp.	235	15,900
IDEX Corp.	64	10,115
Illinois Tool Works, Inc.	220	38,467
Ingersoll Rand, Inc.*	159	4,471
Otis Worldwide Corp.	305	17,342
PACCAR, Inc.	259	19,386
Parker-Hannifin Corp.	95	17,411
Pentair plc	146	5,547
Snap-on, Inc.	40	5,540
Stanley Black & Decker, Inc.	119	16,586
Westinghouse Air Brake Technologies Corp.	141	8,117
Xylem, Inc.	141	9,159

		294,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.1%)
Equifax, Inc.	92	$15,813
IHS Markit Ltd.	314	23,707
Nielsen Holdings plc	296	4,399
Robert Half International, Inc.	104	5,494
Verisk Analytics, Inc.	119	20,254

		69,667

Road & Rail (0.3%)
CSX Corp.	604	42,123
JB Hunt Transport Services, Inc.	70	8,424
Kansas City Southern	86	12,839
Norfolk Southern Corp.	201	35,290
Old Dominion Freight Line, Inc.	89	15,093
Union Pacific Corp.	531	89,776

		203,545

Trading Companies & Distributors (0.1%)
Fastenal Co.	424	18,164
United Rentals, Inc.*	61	9,091
WW Grainger, Inc.	34	10,682

		37,937

Total Industrials		1,569,922

Information Technology (9.3%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	46	9,661
Cisco Systems, Inc.	3,180	148,315
F5 Networks, Inc.*	46	6,416
Juniper Networks, Inc.	235	5,372
Motorola Solutions, Inc.	119	16,676

		186,440

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	220	21,078
CDW Corp.	113	13,128
Corning, Inc.	583	15,100
FLIR Systems, Inc.	113	4,585
IPG Photonics Corp.*	28	4,491
Keysight Technologies, Inc.*	137	13,807
TE Connectivity Ltd.	257	20,958
Zebra Technologies Corp., Class A*	40	10,238

		103,385

IT Services (1.9%)
Accenture plc, Class A	473	101,563
Akamai Technologies, Inc.*	137	14,671
Automatic Data Processing, Inc.	330	49,134
Broadridge Financial Solutions, Inc.	77	9,717
Cognizant Technology Solutions Corp., Class A	424	24,092
DXC Technology Co.	211	3,481
Fidelity National Information Services, Inc.	460	61,681
Fiserv, Inc.*	424	41,391
FleetCor Technologies, Inc.*	70	17,607
Gartner, Inc.*	70	8,493
Global Payments, Inc.	226	38,334
International Business Machines Corp.	656	79,225
Jack Henry & Associates, Inc.	61	11,226

Leidos Holdings, Inc.	98	9,180
Mastercard, Inc., Class A	671	198,415
Paychex, Inc.	235	17,801
PayPal Holdings, Inc.*	885	154,194
VeriSign, Inc.*	74	15,305
Visa, Inc., Class A	1,294	249,962
Western Union Co. (The)	320	6,918

		1,112,390

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	791	41,614
Analog Devices, Inc.	278	34,094
Applied Materials, Inc.	677	40,925
Broadcom, Inc.	302	95,314
Intel Corp.	3,349	200,371
KLA Corp.	119	23,143
Lam Research Corp.	113	36,551
Maxim Integrated Products, Inc.	211	12,789
Microchip Technology, Inc.	168	17,692
Micron Technology, Inc.*	824	42,452
NVIDIA Corp.	460	174,759
Qorvo, Inc.*	98	10,832
QUALCOMM, Inc.	916	83,548
Skyworks Solutions, Inc.	134	17,133
Texas Instruments, Inc.	708	89,895
Xilinx, Inc.	190	18,694

		939,806

Software (3.2%)
Adobe, Inc.*	366	159,323
ANSYS, Inc.*	64	18,671
Autodesk, Inc.*	162	38,749
Cadence Design Systems, Inc.*	213	20,440
Citrix Systems, Inc.	95	14,051
Fortinet, Inc.*	98	13,452
Intuit, Inc.	192	56,868
Microsoft Corp.	5,758	1,171,811
NortonLifeLock, Inc.	437	8,666
Oracle Corp.	1,654	91,417
Paycom Software, Inc.*	40	12,389
salesforce.com, Inc.*	656	122,888
ServiceNow, Inc.*	162	65,620
Synopsys, Inc.*	116	22,620
Tyler Technologies, Inc.*	29	10,060

		1,827,025

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	3,196	1,165,901
Hewlett Packard Enterprise Co.	980	9,535
HP, Inc.	1,145	19,957
NetApp, Inc.	180	7,987
Seagate Technology plc	174	8,423
Western Digital Corp.	232	10,243
Xerox Holdings Corp.	135	2,064

		1,224,110

Total Information Technology		5,393,156

Materials (0.9%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	168	40,565
Albemarle Corp.	95	7,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Celanese Corp.	95	$8,202
CF Industries Holdings, Inc.	174	4,896
Corteva, Inc.	598	16,020
Dow, Inc.	555	22,622
DuPont de Nemours, Inc.	562	29,859
Eastman Chemical Co.	107	7,452
Ecolab, Inc.	190	37,801
FMC Corp.	95	9,464
International Flavors & Fragrances, Inc.	86	10,532
Linde plc	402	85,268
LyondellBasell Industries NV, Class A	201	13,210
Mosaic Co. (The)	296	3,703
PPG Industries, Inc.	180	19,091
Sherwin-Williams Co. (The)	64	36,982

		353,002

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	46	9,502
Vulcan Materials Co.	95	11,006

		20,508

Containers & Packaging (0.1%)
Amcor plc	1,230	12,558
Avery Dennison Corp.	64	7,302
Ball Corp.	241	16,747
International Paper Co.	278	9,788
Packaging Corp. of America	74	7,385
Sealed Air Corp.	95	3,121
Westrock Co.	211	5,963

		62,864

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,175	13,595
Newmont Corp.	604	37,291
Nucor Corp.	226	9,358

		60,244

Total Materials		496,618

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	92	14,927
American Tower Corp. (REIT)	330	85,318
Apartment Investment and Management Co. (REIT), Class A	113	4,253
AvalonBay Communities, Inc. (REIT)	113	17,474
Boston Properties, Inc. (REIT)	104	9,400
Crown Castle International Corp. (REIT)	308	51,544
Digital Realty Trust, Inc. (REIT)	146	20,748
Duke Realty Corp. (REIT)	287	10,157
Equinix, Inc. (REIT)	64	44,947
Equity Residential (REIT)	269	15,823
Essex Property Trust, Inc. (REIT)	49	11,229
Extra Space Storage, Inc. (REIT)	92	8,498
Federal Realty Investment Trust (REIT)	61	5,198
Healthpeak Properties, Inc. (REIT)	384	10,583
Host Hotels & Resorts, Inc. (REIT)	598	6,452

Iron Mountain, Inc. (REIT)	235	6,134
Kimco Realty Corp. (REIT)	281	3,608
Mid-America Apartment Communities, Inc. (REIT)	92	10,550
Prologis, Inc. (REIT)	482	44,985
Public Storage (REIT)	113	21,684
Realty Income Corp. (REIT)	241	14,340
Regency Centers Corp. (REIT)	116	5,323
SBA Communications Corp. (REIT)	77	22,940
Simon Property Group, Inc. (REIT)	232	15,864
SL Green Realty Corp. (REIT)	74	3,647
UDR, Inc. (REIT)	201	7,513
Ventas, Inc. (REIT)	269	9,851
Vornado Realty Trust (REIT)	125	4,776
Welltower, Inc. (REIT)	296	15,318
Weyerhaeuser Co. (REIT)	546	12,263

		515,347

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	262	11,848

Total Real Estate		527,195

Utilities (1.0%)
Electric Utilities (0.6%)
Alliant Energy Corp.	190	9,090
American Electric Power Co., Inc.	375	29,865
Duke Energy Corp.	540	43,141
Edison International	269	14,609
Entergy Corp.	146	13,696
Evergy, Inc.	190	11,265
Eversource Energy	235	19,568
Exelon Corp.	738	26,782
FirstEnergy Corp.	409	15,861
NextEra Energy, Inc.	369	88,623
NRG Energy, Inc.	192	6,252
Pinnacle West Capital Corp.	86	6,303
PPL Corp.	537	13,876
Southern Co. (The)	778	40,339
Xcel Energy, Inc.	402	25,125

		364,395

Gas Utilities (0.0%)
Atmos Energy Corp.	92	9,162

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	473	6,854

Multi-Utilities (0.3%)
Ameren Corp.	183	12,876
CenterPoint Energy, Inc.	403	7,524
CMS Energy Corp.	220	12,852
Consolidated Edison, Inc.	257	18,486
Dominion Energy, Inc.	604	49,033
DTE Energy Co.	141	15,157
NiSource, Inc.	281	6,390
Public Service Enterprise Group, Inc.	372	18,287
Sempra Energy	211	24,736
WEC Energy Group, Inc.	235	20,598

		185,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Water Utilities (0.1%)
American Water Works Co., Inc.	135	$17,369

Total Utilities		583,719

Total Common Stocks (33.6%) (Cost $19,123,276)		19,535,073

EXCHANGE TRADED FUNDS (ETF):
Equity (3.4%)
iShares Core S&P 500 ETF	5,217	1,615,653
iShares Core S&P Mid-Cap ETF	1,126	200,225
iShares MSCI EAFE ETF	1,312	79,862
iShares Russell 2000 ETF	546	78,176

Total Exchange Traded Funds (3.4%) (Cost $1,836,123)		1,973,916

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.3%)
Communication Services (3.0%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc. 4.125%, 2/17/26	$170,000	193,066
4.300%, 2/15/30	150,000	175,153
Verizon Communications, Inc. 4.329%, 9/21/28	250,000	301,022

		669,241

Entertainment (0.3%)
TWDC Enterprises 18 Corp. 3.000%, 2/13/26	90,000	98,767
Walt Disney Co. (The) 2.000%, 9/1/29	60,000	60,772

		159,539

Media (1.1%)
Charter Communications Operating LLC
4.908%, 7/23/25	105,000	119,950
Comcast Corp. 3.950%, 10/15/25	175,000	200,147
4.150%, 10/15/28	190,000	227,780
Discovery Communications LLC 3.950%, 3/20/28	36,000	40,265
ViacomCBS, Inc. 2.900%, 1/15/27	35,000	36,752

		624,894

Wireless Telecommunication Services (0.5%)
T-Mobile USA, Inc. 3.875%, 4/15/30§	170,000	189,203
Vodafone Group plc 4.375%, 5/30/28	80,000	94,748

		283,951

Total Communication Services		1,737,625

Consumer Discretionary (1.6%)
Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp. 2.625%, 9/1/29	150,000	160,237
Starbucks Corp. 3.550%, 8/15/29	100,000	113,303

		273,540

Internet & Direct Marketing Retail (0.3%)
Amazon.com, Inc. 3.150%, 8/22/27	100,000	114,104
Booking Holdings, Inc. 4.625%, 4/13/30	75,000	88,166

		202,270

Specialty Retail (0.6%)
Home Depot, Inc. (The) 3.350%, 9/15/25	50,000	56,272
3.000%, 4/1/26	80,000	89,568
Lowe’s Cos., Inc. 2.500%, 4/15/26	135,000	145,825
O’Reilly Automotive, Inc. 4.350%, 6/1/28	50,000	58,328

		349,993

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc. 2.850%, 3/27/30	100,000	111,304

Total Consumer Discretionary		937,107

Consumer Staples (2.8%)
Beverages (1.3%)
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	100,000	111,887
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	125,000	150,182
Coca-Cola Co. (The) 1.450%, 6/1/27	40,000	40,741
2.125%, 9/6/29	100,000	106,066
Constellation Brands, Inc. 3.150%, 8/1/29	100,000	107,675
Keurig Dr Pepper, Inc. 4.597%, 5/25/28	100,000	119,935
PepsiCo, Inc. 2.375%, 10/6/26	100,000	108,168

		744,654

Food & Staples Retailing (0.5%)
Costco Wholesale Corp. 1.600%, 4/20/30	113,000	114,473
Walmart, Inc. 3.700%, 6/26/28	180,000	211,882

		326,355

Food Products (0.3%)
Tyson Foods, Inc. 3.550%, 6/2/27	37,000	40,889
Unilever Capital Corp. 3.500%, 3/22/28	100,000	114,940

		155,829

Household Products (0.1%)
Procter & Gamble Co. (The) 2.700%, 2/2/26	50,000	55,358

Tobacco (0.6%)
Altria Group, Inc. 4.400%, 2/14/26	110,000	126,148
BAT Capital Corp. 3.557%, 8/15/27	180,000	195,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Philip Morris International, Inc. 3.375%, 8/15/29	$39,000	$44,340

		365,510

Total Consumer Staples		1,647,706

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
BP Capital Markets America, Inc. 4.234%, 11/6/28	175,000	203,560
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29§	125,000	127,802
Chevron Corp. 2.954%, 5/16/26	100,000	110,773
Concho Resources, Inc. 3.750%, 10/1/27	75,000	80,251
ConocoPhillips Co. 4.950%, 3/15/26	90,000	108,454
Diamondback Energy, Inc. 3.250%, 12/1/26	65,000	65,569
Enbridge, Inc. 3.700%, 7/15/27	110,000	120,686
Energy Transfer Operating LP 5.500%, 6/1/27	140,000	155,719
Enterprise Products Operating LLC 4.150%, 10/16/28	150,000	171,535
Exxon Mobil Corp. 3.043%, 3/1/26	75,000	82,381
3.294%, 3/19/27	50,000	55,782
Kinder Morgan, Inc. 4.300%, 3/1/28	100,000	113,586
MPLX LP 4.000%, 3/15/28	80,000	84,157
Sabine Pass Liquefaction LLC 5.875%, 6/30/26	125,000	146,869
Total Capital International SA 2.829%, 1/10/30	80,000	86,940
TransCanada PipeLines Ltd. 4.875%, 1/15/26	50,000	59,116
Valero Energy Corp. 4.000%, 4/1/29	93,000	102,957
Williams Cos., Inc. (The) 3.750%, 6/15/27	85,000	90,547

Total Energy		1,966,684

Financials (13.3%)
Banks (8.5%)
Bank of America Corp. 3.248%, 10/21/27	150,000	165,400
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)	280,000	311,828
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)	300,000	313,144
Barclays plc 4.375%, 1/12/26	200,000	225,345
Citigroup, Inc. 4.600%, 3/9/26	260,000	295,513
4.450%, 9/29/27	330,000	375,054
HSBC Holdings plc 4.375%, 11/23/26	200,000	222,751

JPMorgan Chase & Co. 2.950%, 10/1/26	50,000	54,780
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	190,000	211,671
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	460,000	550,013
KeyCorp 4.100%, 4/30/28	70,000	81,235
Lloyds Banking Group plc 4.650%, 3/24/26	200,000	222,465
Mitsubishi UFJ Financial Group, Inc. 3.741%, 3/7/29	200,000	226,248
PNC Financial Services Group, Inc. (The) 3.450%, 4/23/29	150,000	173,680
Royal Bank of Scotland Group plc 4.800%, 4/5/26	200,000	230,494
Santander Holdings USA, Inc. 4.400%, 7/13/27	100,000	107,826
Sumitomo Mitsui Financial Group, Inc. 2.632%, 7/14/26	148,000	157,352
Truist Financial Corp. 3.875%, 3/19/29	100,000	112,689
US Bancorp 3.100%, 4/27/26	100,000	111,082
Wells Fargo & Co. 4.300%, 7/22/27	50,000	57,103
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	295,000	327,561
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30 (k)	230,000	245,788
Westpac Banking Corp. 2.850%, 5/13/26	150,000	164,379

		4,943,401

Capital Markets (2.4%)
Bank of New York Mellon Corp. (The) 3.300%, 8/23/29	100,000	112,214
Charles Schwab Corp. (The) 3.250%, 5/22/29	100,000	111,819
Goldman Sachs Group, Inc. (The) 3.750%, 2/25/26	130,000	144,785
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	240,000	277,853
Morgan Stanley 4.350%, 9/8/26	200,000	229,624
3.950%, 4/23/27	350,000	392,311
State Street Corp. 2.650%, 5/19/26	125,000	136,552

		1,405,158

Consumer Finance (1.4%)
American Express Credit Corp. 3.300%, 5/3/27	75,000	84,823
Capital One Financial Corp. 4.200%, 10/29/25	150,000	166,727
Discover Financial Services 4.100%, 2/9/27	125,000	136,846
General Motors Financial Co., Inc. 5.250%, 3/1/26	150,000	162,996
Synchrony Financial 4.500%, 7/23/25	111,000	118,131

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Toyota Motor Credit Corp. 3.375%, 4/1/30	$100,000	$114,489

		784,012

Diversified Financial Services (0.4%)
National Rural Utilities Cooperative Finance Corp. 3.250%, 11/1/25	50,000	55,972
Shell International Finance BV 2.375%, 11/7/29	160,000	167,516

		223,488

Insurance (0.6%)
American International Group, Inc. 4.250%, 3/15/29	105,000	119,628
Chubb INA Holdings, Inc. 3.350%, 5/3/26	75,000	85,325
Marsh & McLennan Cos., Inc. 3.750%, 3/14/26	100,000	113,552
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	50,000	51,000

		369,505

Total Financials		7,725,564

Health Care (4.3%)
Biotechnology (0.8%)
AbbVie, Inc. 4.250%, 11/14/28	250,000	289,928
Amgen, Inc. 2.600%, 8/19/26	100,000	108,924
Gilead Sciences, Inc. 3.650%, 3/1/26	70,000	80,421

		479,273

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories 3.750%, 11/30/26	61,000	71,227
Becton Dickinson and Co. 3.700%, 6/6/27	31,000	34,534

		105,761

Health Care Providers & Services (1.8%)
Anthem, Inc. 4.101%, 3/1/28	130,000	152,392
Cigna Corp. 3.050%, 10/15/27§	80,000	87,405
4.375%, 10/15/28	100,000	118,111
CVS Health Corp. 3.000%, 8/15/26	100,000	108,918
4.300%, 3/25/28	205,000	239,360
HCA, Inc. 4.125%, 6/15/29	90,000	99,470
UnitedHealth Group, Inc. 1.250%, 1/15/26	40,000	40,445
3.375%, 4/15/27	175,000	198,184

		1,044,285

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc. 2.950%, 9/19/26	70,000	77,359

4.497%, 3/25/30	50,000	61,507

		138,866

Pharmaceuticals (1.3%)
AstraZeneca plc 3.375%, 11/16/25	79,000	88,327
Bristol-Myers Squibb Co. 3.200%, 6/15/26§	80,000	89,806
3.450%, 11/15/27§	130,000	148,414
GlaxoSmithKline Capital, Inc. 3.875%, 5/15/28	44,000	51,494
Johnson & Johnson 2.450%, 3/1/26	65,000	71,137
Merck & Co., Inc. 3.400%, 3/7/29	90,000	103,865
Pfizer, Inc. 3.000%, 12/15/26	115,000	129,233
2.625%, 4/1/30	50,000	55,077

		737,353

Total Health Care		2,505,538

Industrials (2.8%)
Aerospace & Defense (1.0%)
Boeing Co. (The) 2.250%, 6/15/26	115,000	111,572
General Dynamics Corp. 3.625%, 4/1/30	50,000	58,145
Northrop Grumman Corp. 3.250%, 1/15/28	100,000	111,159
Raytheon Technologies Corp. 3.950%, 8/16/25	150,000	171,097
4.125%, 11/16/28	130,000	152,471

		604,444

Air Freight & Logistics (0.4%)
FedEx Corp. 3.250%, 4/1/26	100,000	108,697
United Parcel Service, Inc. 3.050%, 11/15/27	101,000	113,089

		221,786

Commercial Services & Supplies (0.1%)
Waste Management, Inc. 3.450%, 6/15/29	50,000	51,000

Industrial Conglomerates (0.5%)
3M Co. 3.000%, 8/7/25	50,000	55,412
2.875%, 10/15/27	100,000	110,812
General Electric Co. 3.625%, 5/1/30	50,000	49,596
Honeywell International, Inc. 2.500%, 11/1/26	104,000	114,481

		330,301

Machinery (0.3%)
Deere & Co. 5.375%, 10/16/29	125,000	162,419

Road & Rail (0.5%)
CSX Corp. 3.250%, 6/1/27	100,000	111,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Union Pacific Corp. 3.950%, 9/10/28	$150,000	$176,402

		287,993

Total Industrials		1,657,943

Information Technology (3.6%)
IT Services (1.0%)
Fidelity National Information Services, Inc..
3.000%, 8/15/26	60,000	66,165
Fiserv, Inc. 3.500%, 7/1/29	75,000	84,340
International Business Machines Corp. 6.220%, 8/1/27	25,000	32,922
3.500%, 5/15/29	100,000	114,957
Mastercard, Inc. 2.950%, 6/1/29	100,000	111,689
PayPal Holdings, Inc. 2.850%, 10/1/29	50,000	54,035
Visa, Inc. 3.150%, 12/14/25	75,000	83,236
2.050%, 4/15/30	25,000	26,072

		573,416

Semiconductors & Semiconductor Equipment (1.2%)
Broadcom Corp. 3.500%, 1/15/28	320,000	337,942
Intel Corp. 3.150%, 5/11/27	75,000	84,245
3.900%, 3/25/30	75,000	90,878
NXP BV 4.300%, 6/18/29§	89,000	101,009
QUALCOMM, Inc. 3.250%, 5/20/27	63,000	71,210

		685,284

Software (0.5%)
Microsoft Corp. 3.300%, 2/6/27	190,000	216,635
Oracle Corp. 3.250%, 11/15/27	100,000	112,018

		328,653

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc. 3.250%, 2/23/26	210,000	235,260
2.900%, 9/12/27	75,000	83,861
Dell International LLC 6.020%, 6/15/26§	165,000	188,492

		507,613

Total Information Technology		2,094,966

Materials (0.7%)
Chemicals (0.3%)
Dow Chemical Co. (The) 3.625%, 5/15/26	50,000	54,491
DuPont de Nemours, Inc. 4.725%, 11/15/28	100,000	120,337

		174,828

Containers & Packaging (0.3%)
WRKCo., Inc. 4.900%, 3/15/29	130,000	154,336

Metals & Mining (0.1%)
Rio Tinto Finance USA Ltd. 3.750%, 6/15/25	50,000	56,590

Total Materials		385,754

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	65,000	74,177
American Tower Corp. (REIT) 3.375%, 10/15/26	125,000	138,613
Boston Properties LP (REIT) 2.750%, 10/1/26	75,000	79,860
Crown Castle International Corp. (REIT) 3.800%, 2/15/28	100,000	112,643
Digital Realty Trust LP (REIT) 3.600%, 7/1/29	100,000	113,626
Equinix, Inc. (REIT) 3.200%, 11/18/29	115,000	125,069
Healthpeak Properties, Inc. (REIT) 3.250%, 7/15/26	80,000	87,125
Ventas Realty LP (REIT) 3.250%, 10/15/26	100,000	102,246
Welltower, Inc. (REIT) 4.250%, 4/1/26	115,000	128,765

Total Real Estate		962,124

Utilities (2.1%)
Electric Utilities (1.6%)
American Electric Power Co., Inc. Series J 4.300%, 12/1/28	75,000	88,602
Duke Energy Corp. 3.150%, 8/15/27	55,000	61,216
Duke Energy Progress LLC 3.250%, 8/15/25	125,000	139,352
Exelon Corp. 3.400%, 4/15/26	175,000	195,449
FirstEnergy Corp. Series B 3.900%, 7/15/27	40,000	45,590
Nevada Power Co. Series CC 3.700%, 5/1/29	80,000	92,343
NextEra Energy Capital Holdings, Inc. 3.550%, 5/1/27	150,000	169,015
Southern Co. (The) 3.250%, 7/1/26	125,000	138,889

		930,456

Multi-Utilities (0.5%)
Berkshire Hathaway Energy Co. 3.250%, 4/15/28	50,000	56,125
Dominion Energy, Inc. 3.900%, 10/1/25	100,000	113,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Sempra Energy 3.400%, 2/1/28	$130,000	$143,300

		312,643

Total Utilities		1,243,099

Total Corporate Bonds		22,864,110

Total Long-Term Debt Securities (39.3%) (Cost $21,475,258)		22,864,110

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $1,157)	241	40

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (16.9%)
JPMorgan Prime Money Market Fund, IM Shares	9,792,935	9,801,749

Total Short-Term Investment (16.9%) (Cost $9,796,871)		9,801,749

Total Investments in Securities (93.2%) (Cost $52,232,685)		54,174,888
Other Assets Less Liabilities (6.8%)		3,933,880

Net Assets (100%)		$58,108,768

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $932,131 or 1.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.

Glossary:

ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	120	9/2020	USD	10,670,400	4,642
Russell 2000 E-Mini Index	19	9/2020	USD	1,365,720	79,619
S&P Midcap 400 E-Mini Index	7	9/2020	USD	1,245,370	42,446

					126,707

Short Contracts
S&P 500 E-Mini Index	(70)	9/2020	USD	(10,815,700)	(214,000)

					(214,000)

					(87,293)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,082,035	$—	$—	$2,082,035
Consumer Discretionary	2,141,644	—	—	2,141,644
Consumer Staples	1,348,642	—	—	1,348,642
Energy	549,890	—	—	549,890
Financials	1,990,644	—	—	1,990,644
Health Care	2,851,608	—	—	2,851,608
Industrials	1,569,922	—	—	1,569,922
Information Technology	5,393,156	—	—	5,393,156
Materials	496,618	—	—	496,618
Real Estate	527,195	—	—	527,195
Utilities	583,719	—	—	583,719
Corporate Bonds
Communication Services	—	1,737,625	—	1,737,625
Consumer Discretionary	—	937,107	—	937,107
Consumer Staples	—	1,647,706	—	1,647,706
Energy	—	1,966,684	—	1,966,684
Financials	—	7,725,564	—	7,725,564
Health Care	—	2,505,538	—	2,505,538
Industrials	—	1,657,943	—	1,657,943
Information Technology	—	2,094,966	—	2,094,966
Materials	—	385,754	—	385,754
Real Estate	—	962,124	—	962,124
Utilities	—	1,243,099	—	1,243,099
Exchange Traded Funds	1,973,916	—	—	1,973,916
Futures	126,707	—	—	126,707
Rights
Communication Services	40	—	—	40
Short-Term Investment
Investment Company	9,801,749	—	—	9,801,749

Total Assets	$31,437,485	$22,864,110	$—	$54,301,595

Liabilities:
Futures	$(214,000)	$—	$—	$(214,000)

Total Liabilities	$(214,000)	$—	$—	$(214,000)

Total	$31,223,485	$22,864,110	$—	$54,087,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$126,707	*

Total		$126,707

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(214,000	)*

Total		$(214,000)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,364,976)	$(1,364,976)

Total	$(1,364,976)	$(1,364,976)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(194,901)	$(194,901)

Total	$(194,901)	$(194,901)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $19,206,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,765,023
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,488,659

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,413,976
Aggregate gross unrealized depreciation	(1,670,939)

Net unrealized appreciation	$1,743,037

Federal income tax cost of investments in securities and derivative instruments, if applicable	$52,344,558

For the six months ended June 30, 2020, the Portfolio incurred approximately $34 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $52,232,685)	$54,174,888
Cash	500,000
Cash held as collateral at broker for futures	3,695,000
Dividends, interest and other receivables	204,279
Receivable for Portfolio shares sold	28,356
Other assets	3,569

Total assets	58,606,092

LIABILITIES
Payable for securities purchased	302,570
Due to broker for futures variation margin	132,048
Investment management fees payable	28,471
Distribution fees payable – Class IB	9,272
Administrative fees payable	5,862
Payable for Portfolio shares redeemed	33
Accrued expenses	19,068

Total liabilities	497,324

NET ASSETS	$58,108,768

Net assets were comprised of:
Paid in capital	$56,608,363
Total distributable earnings (loss)	1,500,405

Net assets	$58,108,768

Class IB
Net asset value, offering and redemption price per share, $47,008,234 / 4,354,844 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.79

Class K
Net asset value, offering and redemption price per share, $11,100,534 / 1,026,921 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$278,268
Dividends (net of $20 foreign withholding tax)	233,494

Total income	511,762

EXPENSES
Investment management fees	189,446
Distribution fees – Class IB	45,697
Administrative fees	29,255
Professional fees	24,524
Printing and mailing expenses	12,049
Custodian fees	6,160
Offering costs	1,570
Trustees’ fees	685
Miscellaneous	764

Gross expenses	310,150
Less: Waiver from investment manager	(46,359)

Net expenses	263,791

NET INVESTMENT INCOME (LOSS)	247,971

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	461,552
Futures contracts	(1,364,976)

Net realized gain (loss)	(903,424)

Change in unrealized appreciation (depreciation) on:
Investments in securities	703,011
Futures contracts	(194,901)

Net change in unrealized appreciation (depreciation)	508,110

NET REALIZED AND UNREALIZED GAIN (LOSS)	(395,314)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(147,343)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	February 1, 2019* to December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$247,971	$303,524
Net realized gain (loss)	(903,424)	1,318,789
Net change in unrealized appreciation (depreciation)	508,110	1,346,800

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(147,343)	2,969,113

Distributions to shareholders:
Class IB	—	(937,295)
Class K	—	(402,039)

Total distributions to shareholders	—	(1,339,334)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,660,287 and 2,653,065 shares, respectively]	17,334,939	28,522,170
Capital shares issued in reinvestment of dividends and distributions [0 and 86,078 shares, respectively]	—	937,295
Capital shares repurchased [(36,925) and (7,661) shares, respectively]	(385,940)	(84,171)

Total Class IB transactions	16,948,999	29,375,294

Class K
Capital shares sold [0 and 990,000 shares, respectively]	—	9,900,000
Capital shares issued in reinvestment of dividends and distributions [0 and 36,921 shares, respectively]	—	402,039

Total Class K transactions	—	10,302,039

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,948,999	39,677,333

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,801,656	41,307,112
NET ASSETS:
Beginning of period	41,307,112	—

End of period	$58,108,768	$41,307,112

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.13
Net realized and unrealized gain (loss)	(0.25)		1.24

Total from investment operations	(0.20)		1.37

Less distributions:
Dividends from net investment income	—		(0.09)
Distributions from net realized gains	—		(0.29)

Total dividends and distributions	—		(0.38)

Net asset value, end of period	$10.79		$10.99

Total return (b)	(1.82)%		13.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,008		$30,019
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.15	%(j)
Before waivers (a)(f)	1.37%		1.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.99%		1.34	%(l)
Before waivers (a)(f)	0.79%		0.85	%(l)
Portfolio turnover rate^	48	%(z)	114	%(z)

Class K	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.17
Net realized and unrealized gain (loss)	(0.25)		1.22

Total from investment operations	(0.18)		1.39

Less distributions:
Dividends from net investment income	—		(0.11)
Distributions from net realized gains	—		(0.29)

Total dividends and distributions	—		(0.40)

Net asset value, end of period	$10.81		$10.99

Total return (b)	(1.64)%		14.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,101		$11,288
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92	%(j)	0.90	%(j)
Before waivers (a)(f)	1.12%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.25%		1.70	%(l)
Before waivers (a)(f)	1.06%		1.02	%(l)
Portfolio turnover rate^	48	%(z)	114	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/JANUS ENTERPRISE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	37.3%
Health Care	18.3
Industrials	15.3
Financials	11.4
Consumer Discretionary	7.4
Real Estate	3.7
Investment Company	2.1
Materials	1.1
Utilities	0.6
Repurchase Agreements	0.5
Communication Services	0.5
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$920.71	$5.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class IB
Actual	1,000.00	920.38	5.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class K
Actual	1,000.00	921.81	3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.5%)
Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class C*	174,440	$5,531,492

Total Communication Services		5,531,492

Consumer Discretionary (7.4%)
Auto Components (0.4%)
Visteon Corp.*	74,106	5,076,261

Diversified Consumer Services (1.6%)
frontdoor, Inc.*	193,316	8,569,698
ServiceMaster Global Holdings, Inc.*	309,349	11,040,666

		19,610,364

Hotels, Restaurants & Leisure (1.8%)
Aramark	295,930	6,679,140
Dunkin’ Brands Group, Inc.	241,047	15,723,496

		22,402,636

Internet & Direct Marketing Retail (1.4%)
Wayfair, Inc., Class A (x)*	85,968	16,988,136

Specialty Retail (1.5%)
CarMax, Inc.*	195,983	17,550,278

Textiles, Apparel & Luxury Goods (0.7%)
Gildan Activewear, Inc.	552,699	8,561,308

Total Consumer Discretionary		90,188,983

Financials (11.4%)
Banks (0.6%)
SVB Financial Group*	33,397	7,198,055

Capital Markets (4.2%)
Cboe Global Markets, Inc.	89,498	8,348,374
LPL Financial Holdings, Inc.	362,494	28,419,530
MSCI, Inc.	20,626	6,885,371
TD Ameritrade Holding Corp.	196,219	7,138,447

		50,791,722

Insurance (6.6%)
Aon plc, Class A	149,226	28,740,928
Intact Financial Corp.	212,756	20,249,118
W R Berkley Corp.	300,454	17,213,010
Willis Towers Watson plc	72,850	14,347,807

		80,550,863

Total Financials		138,540,640

Health Care (18.3%)
Biotechnology (1.4%)
Ascendis Pharma A/S (ADR)*	20,662	3,055,910
Neurocrine Biosciences, Inc.*	51,214	6,248,108
Sarepta Therapeutics, Inc.*	48,727	7,812,887

		17,116,905

Health Care Equipment & Supplies (8.2%)
Boston Scientific Corp.*	626,780	22,006,246
Cooper Cos., Inc. (The)	72,766	20,639,348
Dentsply Sirona, Inc.	195,031	8,593,066
ICU Medical, Inc.*	43,162	7,955,188
STERIS plc	136,698	20,974,941
Teleflex, Inc.	33,853	12,321,815
Varian Medical Systems, Inc.*	58,369	7,151,370

		99,641,974

Life Sciences Tools & Services (5.3%)
IQVIA Holdings, Inc.*	119,663	16,977,786
PerkinElmer, Inc.	270,124	26,496,463
PRA Health Sciences, Inc.*	90,407	8,795,697
Waters Corp.*	66,564	12,008,146

		64,278,092

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	109,182	6,419,902
Catalent, Inc.*	265,473	19,459,171
Elanco Animal Health, Inc.*	357,850	7,675,882
Royalty Pharma plc, Class A*	173,375	8,417,356

		41,972,311

Total Health Care		223,009,282

Industrials (15.3%)
Aerospace & Defense (2.5%)
L3Harris Technologies, Inc.	89,883	15,250,448
Teledyne Technologies, Inc.*	48,502	15,081,697

		30,332,145

Airlines (0.7%)
Ryanair Holdings plc (ADR)*	129,224	8,572,720

Commercial Services & Supplies (1.9%)
Cimpress plc (x)*	117,922	9,002,165
Ritchie Bros Auctioneers, Inc.	334,741	13,674,170

		22,676,335

Electrical Equipment (1.9%)
Sensata Technologies Holding plc*	633,507	23,585,466

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	54,804	6,558,395

Machinery (3.0%)
Ingersoll Rand, Inc.*	301,123	8,467,579
Middleby Corp. (The)*	76,667	6,052,093
Rexnord Corp.	366,445	10,681,872
Westinghouse Air Brake Technologies Corp.	200,409	11,537,546

		36,739,090

Professional Services (4.1%)
CoStar Group, Inc.*	23,553	16,738,411
IHS Markit Ltd.	138,295	10,441,272
Verisk Analytics, Inc.	130,221	22,163,614

		49,343,297

Trading Companies & Distributors (0.7%)
Ferguson plc	100,167	8,194,154

Total Industrials		186,001,602

Information Technology (37.3%)
Electronic Equipment, Instruments & Components (5.3%)
Dolby Laboratories, Inc., Class A	200,307	13,194,222
Flex Ltd.*	1,130,733	11,590,013

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
National Instruments Corp.	417,634	$16,166,612
TE Connectivity Ltd.	285,719	23,300,385

		64,251,232

IT Services (12.8%)
Amdocs Ltd.	329,818	20,079,320
Broadridge Financial Solutions, Inc.	203,088	25,627,675
Edenred	209,598	9,156,678
Euronet Worldwide, Inc.*	54,449	5,217,303
Fidelity National Information Services, Inc.	160,211	21,482,693
Global Payments, Inc.	148,216	25,140,398
GoDaddy, Inc., Class A*	327,705	24,030,607
WEX, Inc.*	150,542	24,840,935

		155,575,609

Semiconductors & Semiconductor Equipment (8.7%)
KLA Corp.	129,788	25,241,170
Lam Research Corp.	60,390	19,533,750
Microchip Technology, Inc.	304,369	32,053,099
ON Semiconductor Corp.*	855,924	16,964,414
Xilinx, Inc.	119,134	11,721,594

		105,514,027

Software (10.5%)
Atlassian Corp. plc, Class A*	104,193	18,782,872
Ceridian HCM Holding, Inc.*	117,734	9,332,774
Constellation Software, Inc.	37,644	42,504,502
Dynatrace, Inc.*	47,822	1,941,573
Nice Ltd. (ADR)*	141,190	26,718,796
SS&C Technologies Holdings, Inc.	500,332	28,258,751

		127,539,268

Total Information Technology		452,880,136

Materials (1.1%)
Containers & Packaging (1.1%)
Sealed Air Corp.	399,548	13,125,152

Total Materials		13,125,152

Real Estate (3.7%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
Crown Castle International Corp. (REIT)	141,974	23,759,349
Lamar Advertising Co. (REIT), Class A	313,247	20,912,370

Total Real Estate		44,671,719

Utilities (0.6%)
Electric Utilities (0.6%)
Alliant Energy Corp.	160,202	7,664,064

Total Utilities		7,664,064

Total Common Stocks (95.6%) (Cost $889,346,627)		1,161,613,070

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)* (Cost $—)	29	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, IM Shares	26,042,619	26,066,057

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $204,000. (xx)	$200,000	200,000
Deutsche Bank AG, 0.22%, dated 6/30/20, duedelivery 7/1/20, repurchase price $89,962, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $91,760. (xx)	89,961	89,961
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $400,004, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $444,481. (xx)	400,000	400,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $911,217, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $929,439. (xx)	911,215	911,215
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $2,000,011, collateralized by various Common Stocks; total market value $2,222,587. (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $2,100,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $2,333,557. (xx)	$2,100,000	$2,100,000

Total Repurchase Agreements		5,701,176

Total Short-Term Investments (2.6%) (Cost $31,764,850)		31,767,233

Total Investments in Securities (98.2%) (Cost $921,111,477)		1,193,380,303
Other Assets Less Liabilities (1.8%)		21,757,871

Net Assets (100%)		$1,215,138,174

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $18,765,638. This was collateralized by $14,136,311 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $5,701,176 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,531,492	$—	$—		$5,531,492
Consumer Discretionary	90,188,983	—	—		90,188,983
Financials	138,540,640	—	—		138,540,640
Health Care	223,009,282	—	—		223,009,282
Industrials	177,807,448	8,194,154	—		186,001,602
Information Technology	443,723,458	9,156,678	—		452,880,136
Materials	13,125,152	—	—		13,125,152
Real Estate	44,671,719	—	—		44,671,719
Utilities	7,664,064	—	—		7,664,064
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	26,066,057	—	—		26,066,057
Repurchase Agreements	—	5,701,176	—		5,701,176

Total Assets	$1,170,328,295	$23,052,008	$—		$1,193,380,303

Total Liabilities	$—	$—	$—		$—

Total	$1,170,328,295	$23,052,008	$—		$1,193,380,303

(a) Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$287,043,905
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$348,909,455

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$310,742,814
Aggregate gross unrealized depreciation	(38,438,923)

Net unrealized appreciation	$272,303,891

Federal income tax cost of investments in securities and derivative instruments, if applicable	$921,076,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $915,410,301)	$1,187,679,127
Repurchase Agreements (Cost $5,701,176)	5,701,176
Cash	25,288,724
Foreign cash (Cost $20,299)	20,299
Receivable for securities sold	3,235,658
Dividends, interest and other receivables	402,454
Receivable for Portfolio shares sold	80,699
Securities lending income receivable	5,904
Due from broker for futures variation margin	9
Other assets	13,523

Total assets	1,222,427,573

LIABILITIES
Payable for return of collateral on securities loaned	5,701,176
Investment management fees payable	648,702
Payable for securities purchased	245,109
Payable for Portfolio shares redeemed	244,311
Distribution fees payable – Class IB	202,885
Administrative fees payable	98,830
Distribution fees payable – Class IA	21,919
Accrued expenses	126,467

Total liabilities	7,289,399

NET ASSETS	$1,215,138,174

Net assets were comprised of:
Paid in capital	$842,392,696
Total distributable earnings (loss)	372,745,478

Net assets	$1,215,138,174

Class IA
Net asset value, offering and redemption price per share, $109,904,453 / 5,568,821 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.74

Class IB
Net asset value, offering and redemption price per share, $971,884,853 / 50,040,717 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.42

Class K
Net asset value, offering and redemption price per share, $133,348,868 / 6,614,582 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.16

(x)	Includes value of securities on loan of $18,765,638.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $89,737 foreign withholding tax)	$4,768,844
Interest	98,652
Securities lending (net)	21,346

Total income	4,888,842

EXPENSES
Investment management fees	3,433,499
Distribution fees – Class IB	1,079,999
Administrative fees	477,492
Distribution fees – Class IA	100,822
Printing and mailing expenses	44,547
Professional fees	34,050
Custodian fees	30,959
Trustees’ fees	15,875
Miscellaneous	10,458

Gross expenses	5,227,701
Less: Waiver from investment manager	(46,651)

Net expenses	5,181,050

NET INVESTMENT INCOME (LOSS)	(292,208)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	86,996,441
Foreign currency transactions	13,322

Net realized gain (loss)	87,009,763

Change in unrealized appreciation (depreciation) on:
Investments in securities	(185,423,144)
Foreign currency translations	(303)

Net change in unrealized appreciation (depreciation)	(185,423,447)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(98,413,684)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(98,705,892)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(292,208)	$(349,409)
Net realized gain (loss)	87,009,763	75,534,665
Net change in unrealized appreciation (depreciation)	(185,423,447)	230,767,833

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(98,705,892)	305,953,089

Distributions to shareholders:
Class IA	—	(5,212,595)
Class IB	—	(58,327,684)
Class K	—	(2,887,619)

Total distributions to shareholders	—	(66,427,898)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,173,025 and 328,931 shares, respectively]	24,051,662	6,824,215
Capital shares issued in connection with merger (Note 8) [694,458 and 0 shares, respectively]	14,434,784	—
Capital shares issued in reinvestment of dividends and distributions [0 and 246,944 shares, respectively]	—	5,212,595
Capital shares repurchased [(375,001) and (699,468) shares, respectively]	(7,239,836)	(13,883,413)

Total Class IA transactions	31,246,610	(1,846,603)

Class IB
Capital shares sold [1,907,313 and 2,712,246 shares, respectively]	34,464,090	54,809,638
Capital shares issued in connection with merger (Note 8) [6,697,571 and 0 shares, respectively]	137,001,812	—
Capital shares issued in reinvestment of dividends and distributions [0 and 2,807,604 shares, respectively]	—	58,327,684
Capital shares repurchased [(4,224,399) and (5,772,388) shares, respectively]	(81,835,030)	(116,183,868)

Total Class IB transactions	89,630,872	(3,046,546)

Class K
Capital shares sold [200,663 and 257,958 shares, respectively]	3,854,862	5,489,629
Capital shares issued in connection with merger (Note 8) [4,763,159 and 0 shares, respectively]	101,116,936	—
Capital shares issued in reinvestment of dividends and distributions [0 and 134,111 shares, respectively]	—	2,887,619
Capital shares repurchased [(525,771) and (417,268) shares, respectively]	(10,272,246)	(8,689,392)

Total Class K transactions	94,699,552	(312,144)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	215,577,034	(5,205,293)

TOTAL INCREASE (DECREASE) IN NET ASSETS	116,871,142	234,319,898
NET ASSETS:
Beginning of period	1,098,267,032	863,947,134

End of period	$1,215,138,174	$1,098,267,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019		2018	2017	2016		2015
Net asset value, beginning of period	$21.44		$16.72		$18.05	$15.73	$16.45		$17.87

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.01)		(0.02)	(0.02)	(0.01	)###	(0.14)
Net realized and unrealized gain (loss)	(1.69)		6.08		(0.25)	4.28	(0.70)		(0.85)

Total from investment operations	(1.70)		6.07		(0.27)	4.26	(0.71)		(0.99)

Less distributions:
Dividends from net investment income	—		—	#	—	—	—		—
Distributions from net realized gains	—		(1.35)		(1.06)	(1.94)	(0.01)		(0.43)

Total dividends and distributions	—		(1.35)		(1.06)	(1.94)	(0.01)		(0.43)

Net asset value, end of period	$19.74		$21.44		$16.72	$18.05	$15.73		$16.45

Total return (b)	(7.93)%		36.48	%(cc)	(1.79)%	27.88%	(4.34)%		(5.48)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109,904		$87,386		$70,224	$75,784	$64,274		$75,683
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%		1.07%	1.08%	1.08%		1.07%
Before waivers (a)(f)	1.06%		1.07%		1.07%	1.08%	1.08%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06)%		(0.04)%		(0.12)%	(0.10)%	(0.09	)%(bb)	(0.81)%
Before waivers (a)(f)	(0.07)%		(0.06)%		(0.12)%	(0.10)%	(0.09	)%(bb)	(0.81)%
Portfolio turnover rate^	29	%(z)	10%		13%	12%	34%		21%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018	2017	2016		2015
Net asset value, beginning of period	$21.10		$16.47		$17.80	$15.53	$16.24		$17.65

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.01)		(0.02)	(0.02)	(0.01	)###	(0.14)
Net realized and unrealized gain (loss)	(1.67)		5.99		(0.25)	4.23	(0.69)		(0.84)

Total from investment operations	(1.68)		5.98		(0.27)	4.21	(0.70)		(0.98)

Less distributions:
Dividends from net investment income	—		—	#	—	—	—		—
Distributions from net realized gains	—		(1.35)		(1.06)	(1.94)	(0.01)		(0.43)

Total dividends and distributions	—		(1.35)		(1.06)	(1.94)	(0.01)		(0.43)

Net asset value, end of period	$19.42		$21.10		$16.47	$17.80	$15.53		$16.24

Total return (b)	(7.96)%		36.49	%(cc)	(1.81)%	27.92%	(4.33)%		(5.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$971,885		$963,278		$756,220	$812,885	$685,996		$801,749
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%		1.07%	1.08%	1.08%		1.07%
Before waivers (a)(f)	1.06%		1.07%		1.07%	1.08%	1.08%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.08)%		(0.04)%		(0.12)%	(0.10)%	(0.09	)%(bb)	(0.81)%
Before waivers (a)(f)	(0.09)%		(0.06)%		(0.12)%	(0.10)%	(0.09	)%(bb)	(0.81)%
Portfolio turnover rate^	29	%(z)	10%		13%	12%	34%		21%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018	2017	2016		2015
Net asset value, beginning of period	$21.87		$17.03		$18.32	$15.90	$16.59		$17.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.04		0.03	0.03	0.02	###	(0.10)
Net realized and unrealized gain (loss)	(1.73)		6.20		(0.26)	4.33	(0.70)		(0.85)

Total from investment operations	(1.71)		6.24		(0.23)	4.36	(0.68)		(0.95)

Less distributions:
Dividends from net investment income	—		(0.05)		—	—	—		—
Distributions from net realized gains	—		(1.35)		(1.06)	(1.94)	(0.01)		(0.43)

Total dividends and distributions	—		(1.40)		(1.06)	(1.94)	(0.01)		(0.43)

Net asset value, end of period	$20.16		$21.87		$17.03	$18.32	$15.90		$16.59

Total return (b)	(7.82)%		36.82	%(cc)	(1.54)%	28.22%	(4.12)%		(5.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$133,349		$47,603		$37,503	$39,406	$32,139		$37,430
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%		0.82%	0.83%	0.83%		0.82%
Before waivers (a)(f)	0.81%		0.82%		0.82%	0.83%	0.83%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.23%		0.20%		0.13%	0.15%	0.16	%(bb)	(0.56)%
Before waivers (a)(f)	0.23%		0.19%		0.13%	0.15%	0.16	%(bb)	(0.56)%
Portfolio turnover rate^	29	%(z)	10%		13%	12%	34%		21%
#	Per share amount is less than $0.005.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.06) and $(0.02) for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios would have been 0.31%, 0.30% and 0.31% lower for Class IA, Class IB and Class K, respectively.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 36.29% for Class IA, 36.29% for Class IB and 36.63% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Exchange Traded Funds	52.0%
U.S. Treasury Obligations	27.1
U.S. Government Agency Securities	21.5
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$966.82	$5.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.10	5.82

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.16%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1000

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (35.1%)
iShares 1-3 Year Treasury Bond ETF	312,186	$27,038,429
iShares 3-7 Year Treasury Bond ETF	43,997	5,881,079
iShares 7-10 Year Treasury Bond ETF	14,233	1,734,576
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	33,954,096

Total Fixed Income		68,608,180

Equity (16.9%)
Vanguard S&P 500 ETF	117,008	33,163,577

Total Exchange Traded Funds (52.0%) (Cost $94,991,903)		101,771,757

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (4.1%)
U.S. Treasury Notes 2.500%, 1/31/21#	$7,819,000	7,924,599

Total Long-Term Debt Securities (4.1%) (Cost $7,892,166)		7,924,599

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (21.5%)
FFCB 0.11%, 7/7/20 (o)(p)	5,331,000	5,330,887
0.11%, 7/9/20 (o)(p)	6,749,000	6,748,809
0.11%, 7/10/20 (o)(p)	5,000,000	4,999,841
0.13%, 7/15/20 (o)(p)	3,610,000	3,609,807
FHLB 0.10%, 7/10/20 (o)(p)	8,900,000	8,899,761
0.11%, 7/13/20 (o)(p)	3,000,000	2,999,883
0.12%, 7/17/20 (o)(p)	5,800,000	5,799,672
0.14%, 7/21/20 (o)(p)	2,000,000	1,999,837
0.16%, 8/12/20 (o)(p)	1,700,000	1,699,683

Total U.S. Government Agency Securities		42,088,180

U.S. Treasury Obligations (23.0%)
U.S. Treasury Bills 0.11%, 7/9/20 (p)	45,000,000	44,998,722

Total Short-Term Investments (44.5%) (Cost $87,087,167)		87,086,902

Total Investments in Securities (100.6%) (Cost $189,971,236)		196,783,258
Other Assets Less Liabilities (-0.6%)		(1,099,862)

Net Assets (100%)		$195,683,396

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,786,762.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2020.
(p)	Yield to maturity.

Glossary:

EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	440	9/2020	EUR	15,932,578	510,270
FTSE 100 Index	56	9/2020	GBP	4,265,726	84,694
Russell 2000 E-Mini Index	200	9/2020	USD	14,376,000	534,086
S&P 500 E-Mini Index	216	9/2020	USD	33,374,160	680,319
TOPIX Index	64	9/2020	JPY	9,237,694	(291,292)

					1,518,077

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$101,771,757	$—	$—	$101,771,757
Futures	1,809,369	—	—	1,809,369
Short-Term Investments
U.S. Government Agency Securities	—	42,088,180	—	42,088,180
U.S. Treasury Obligations	—	44,998,722	—	44,998,722
U.S. Treasury Obligations	—	7,924,599	—	7,924,599

Total Assets	$103,581,126	$95,011,501	$—	$198,592,627

Liabilities:
Futures	$(291,292)	$—	$—	$(291,292)

Total Liabilities	$(291,292)	$—	$—	$(291,292)

Total	$103,289,834	$95,011,501	$—	$198,301,335

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,809,369	*

Total		$1,809,369

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(291,292	)*

Total		$(291,292)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(7,360,098)	$(7,360,098)

Total	$(7,360,098)	$(7,360,098)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$509,173	$509,173

Total	$509,173	$509,173

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $64,167,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,191,908
Long-term U.S. government debt securities	3,883,632

$57,075,540

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$38,571,282
Long-term U.S. government debt securities	1,700,199

$40,271,481

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,483,845
Aggregate gross unrealized depreciation	(291,690)

Net unrealized appreciation	$7,192,155

Federal income tax cost of investments in securities and derivative instruments, if applicable	$191,109,180

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $189,971,236)	$196,783,258
Cash	45,925
Due from broker for futures variation margin	951,112
Dividends, interest and other receivables	237,470
Receivable for Portfolio shares sold	175,869
Other assets	2,603

Total assets	198,196,237

LIABILITIES
Payable for securities purchased	2,307,274
Investment management fees payable	113,555
Distribution fees payable – Class IB	39,372
Administrative fees payable	19,985
Payable for Portfolio shares redeemed	2
Accrued expenses	32,653

Total liabilities	2,512,841

NET ASSETS	$195,683,396

Net assets were comprised of:
Paid in capital	$191,584,274
Total distributable earnings (loss)	4,099,122

Net assets	$195,683,396

Class IB
Net asset value, offering and redemption price per share, $195,683,396 / 18,647,055 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.49

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$566,905
Interest	299,349

Total income	866,254

EXPENSES
Investment management fees	692,358
Distribution fees – Class IB	216,362
Administrative fees	106,821
Professional fees	27,746
Printing and mailing expenses	16,519
Custodian fees	5,469
Trustees’ fees	2,645
Miscellaneous	1,159

Gross expenses	1,069,079
Less: Waiver from investment manager	(66,156)

Net expenses	1,002,923

NET INVESTMENT INCOME (LOSS)	(136,669)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	200,733
Futures contracts	(7,360,098)
Foreign currency transactions	5,475

Net realized gain (loss)	(7,153,890)

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,748,871
Futures contracts	509,173
Foreign currency translations	(3,673)

Net change in unrealized appreciation (depreciation)	2,254,371

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,899,519)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,036,188)

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(136,669)	$1,162,960
Net realized gain (loss)	(7,153,890)	8,317,138
Net change in unrealized appreciation (depreciation)	2,254,371	8,005,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,036,188)	17,486,026

Distributions to shareholders:
Class IB	—	(4,014,617)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [3,626,550 and 7,749,470 shares, respectively]	37,564,588	80,469,334
Capital shares issued in reinvestment of dividends and distributions [0 and 373,466 shares, respectively]	—	4,014,617
Capital shares repurchased [(232,513) and (77,271) shares, respectively]	(2,297,719)	(814,296)

Total Class IB transactions	35,266,869	83,669,655

Class K (b)
Capital shares repurchased [0 and (1,001,676) shares, respectively]	—	(10,531,021)

Total Class K transactions	—	(10,531,021)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,266,869	73,138,634

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,230,681	86,610,043
NET ASSETS:
Beginning of period	165,452,715	78,842,672

End of period	$195,683,396	$165,452,715

(b) After the close of business on September 4, 2019, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				November 13, 2017* to December 31, 2017
Class IB			2019		2018
Net asset value, beginning of period	$10.85		$9.60		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.10		0.10		0.01
Net realized and unrealized gain (loss)	(0.35)		1.43		(0.58)		0.16

Total from investment operations	(0.36)		1.53		(0.48)		0.17

Less distributions:
Dividends from net investment income	—		(0.08)		(0.05)		(0.02)
Distributions from net realized gains	—		(0.20)		(0.02)		—

Total dividends and distributions	—		(0.28)		(0.07)		(0.02)

Net asset value, end of period	$10.49		$10.85		$9.60		$10.15

Total return (b)	(3.32)%		15.92%		(4.73)%		1.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$195,683		$165,453		$69,223		$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.16	%(j)	1.15	%(k)	1.15	%(k)	1.17	%**(m)
Before waivers and reimbursements (a)(f)	1.24%		1.25%		1.55%		3.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.16)%		0.91%		0.99%		0.92	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.23)%		0.82%		0.59%		(1.02	)%(l)
Portfolio turnover rate^	45	%(z)	14%		62%		1	%(z)

Class K	January 1, 2019 to September 4, 2019‡		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.60		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.09		0.02
Net realized and unrealized gain (loss)	0.83		(0.54)		0.15

Total from investment operations	0.91		(0.45)		0.17

Less distributions:
Dividends from net investment income	—		(0.08)		(0.02)
Distributions from net realized gains	—		(0.02)		—

Total dividends and distributions	—		(0.10)		(0.02)

Net asset value, end of period	$10.51		$9.60		$10.15

Total return (b)	9.48%		(4.48)%		1.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,619		$10,065
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(k)	0.90	%(k)	0.92	%**(m)
Before waivers and reimbursements (a)(f)	1.01%		1.47%		2.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.21	%(l)	0.91%		1.17	%(l)
Before waivers and reimbursements (a)(f)(x)	1.11	%(l)	0.34%		(0.76	)%(l)
Portfolio turnover rate^	14%		62%		1	%(z)

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
‡	After the close of business on September 4, 2019 operations for Class K ceased and shares were fully redeemed. The shares are no longer
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB and 0.96% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1007

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	18.1%
Health Care	14.0
Industrials	12.9
Consumer Discretionary	11.1
Materials	10.3
Real Estate	7.3
Energy	6.6
Information Technology	6.1
Consumer Staples	5.9
Communication Services	5.1
U.S. Government Agency Securities	1.9
Utilities	0.5
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$832.89	$4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.93
Class IB
Actual	1,000.00	832.90	4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.93
Class K
Actual	1,000.00	833.42	3.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.23	3.67

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Media (4.3%)
Comcast Corp., Class A	606,100	$23,625,778
Discovery, Inc., Class A*	109,100	2,302,010

		25,927,788

Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc.*	44,900	4,676,335

Total Communication Services		30,604,123

Consumer Discretionary (11.1%)
Auto Components (1.9%)
Aptiv plc	31,100	2,423,312
Autoliv, Inc.	139,600	9,005,596

		11,428,908

Automobiles (3.0%)
Ford Motor Co.	378,900	2,303,712
General Motors Co.	605,030	15,307,259

		17,610,971

Hotels, Restaurants & Leisure (2.2%)
Darden Restaurants, Inc.	122,300	9,266,671
InterContinental Hotels Group plc (ADR)	80,600	3,575,416

		12,842,087

Household Durables (0.8%)
Whirlpool Corp.	38,600	4,999,858

Internet & Direct Marketing Retail (0.4%)
Booking Holdings, Inc.*	1,500	2,388,510

Specialty Retail (2.7%)
AutoNation, Inc.*	139,000	5,223,620
Best Buy Co., Inc.	88,900	7,758,303
Lowe’s Cos., Inc.	22,400	3,026,688

		16,008,611

Textiles, Apparel & Luxury Goods (0.1%)
Levi Strauss & Co., Class A	64,900	869,660

Total Consumer Discretionary		66,148,605

Consumer Staples (5.9%)
Food & Staples Retailing (2.5%)
US Foods Holding Corp.*	743,400	14,659,848

Food Products (2.5%)
Lamb Weston Holdings, Inc.	237,100	15,157,803

Tobacco (0.9%)
Philip Morris International, Inc.	79,200	5,548,752

Total Consumer Staples		35,366,403

Energy (6.6%)
Oil, Gas & Consumable Fuels (6.6%)
Chevron Corp.	32,400	2,891,052
Diamondback Energy, Inc.	151,200	6,323,184
EOG Resources, Inc.	223,400	11,317,444
Parsley Energy, Inc., Class A	757,100	8,085,828
Pioneer Natural Resources Co.	108,800	10,629,760

Total Energy		39,247,268

Financials (18.1%)
Banks (10.6%)
Bank of America Corp.	708,300	16,822,125
Citigroup, Inc.	389,455	19,901,151
Citizens Financial Group, Inc.	130,900	3,303,916
East West Bancorp, Inc.	71,900	2,605,656
Regions Financial Corp.	269,800	3,000,176
Wells Fargo & Co.	700,900	17,943,040

		63,576,064

Capital Markets (3.2%)
Invesco Ltd.	219,100	2,357,516
Morgan Stanley	345,100	16,668,330

		19,025,846

Insurance (4.3%)
American International Group, Inc.	202,800	6,323,304
Chubb Ltd.	55,000	6,964,100
Hartford Financial Services Group, Inc. (The)	110,800	4,271,340
MetLife, Inc.	105,800	3,863,816
Prudential Financial, Inc.	67,000	4,080,300

		25,502,860

Total Financials		108,104,770

Health Care (14.0%)
Biotechnology (2.5%)
AbbVie, Inc.	30,600	3,004,308
Alexion Pharmaceuticals, Inc.*	74,900	8,406,776
Biogen, Inc.*	13,300	3,558,415

		14,969,499

Health Care Equipment & Supplies (1.4%)
Zimmer Biomet Holdings, Inc.	69,400	8,283,584

Health Care Providers & Services (5.7%)
Anthem, Inc.	30,000	7,889,400
Cigna Corp.	64,300	12,065,895
CVS Health Corp.	84,100	5,463,977
McKesson Corp.	56,900	8,729,598

		34,148,870

Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co.	251,100	14,764,680
Elanco Animal Health, Inc.*	125,400	2,689,830
Merck & Co., Inc.	112,400	8,691,892

		26,146,402

Total Health Care		83,548,355

Industrials (12.9%)
Aerospace & Defense (3.1%)
General Dynamics Corp.	38,700	5,784,102
Howmet Aerospace, Inc.	258,000	4,089,300
Raytheon Technologies Corp.	82,100	5,059,002
Spirit AeroSystems Holdings, Inc., Class A	150,800	3,610,152

		18,542,556

Airlines (0.5%)
Southwest Airlines Co.	95,200	3,253,936

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (4.0%)
Carrier Global Corp.	196,900	$4,375,118
Owens Corning	213,000	11,876,880
Trane Technologies plc	82,800	7,367,544

		23,619,542

Electrical Equipment (0.5%)
Sensata Technologies Holding plc*	78,800	2,933,724

Machinery (2.4%)
AGCO Corp.	110,000	6,100,600
Snap-on, Inc.	25,400	3,518,154
Stanley Black & Decker, Inc.	36,100	5,031,618

		14,650,372

Road & Rail (2.4%)
Lyft, Inc., Class A*	163,500	5,397,135
Norfolk Southern Corp.	49,800	8,743,386

		14,140,521

Total Industrials		77,140,651

Information Technology (6.1%)
IT Services (1.8%)
WEX, Inc.*	64,600	10,659,646

Semiconductors & Semiconductor Equipment (4.3%)
Microchip Technology, Inc.	62,800	6,613,468
NXP Semiconductors NV	29,200	3,329,968
ON Semiconductor Corp.*	786,100	15,580,502

		25,523,938

Total Information Technology		36,183,584

Materials (10.3%)
Chemicals (9.5%)
Celanese Corp.	97,900	8,452,686
CF Industries Holdings, Inc.	139,000	3,911,460
DuPont de Nemours, Inc.	199,300	10,588,809
Eastman Chemical Co.	104,900	7,305,236
FMC Corp.	236,100	23,520,282
Westlake Chemical Corp.	56,500	3,031,225

		56,809,698

Containers & Packaging (0.5%)
International Paper Co.	83,200	2,929,472

Metals & Mining (0.3%)
Alcoa Corp.*	133,500	1,500,540

Total Materials		61,239,710

Real Estate (7.3%)
Equity Real Estate Investment Trusts (REITs) (5.7%)
Realty Income Corp. (REIT)	108,200	6,437,900
Ventas, Inc. (REIT)	330,800	12,113,896
VEREIT, Inc. (REIT)	567,600	3,649,668
Weingarten Realty Investors (REIT)	327,600	6,201,468
Welltower, Inc. (REIT)	115,400	5,971,950

		34,374,882

Real Estate Management & Development (1.6%)
CBRE Group, Inc., Class A*	78,600	3,554,292
Cushman & Wakefield plc*	470,500	5,862,430

		9,416,722

Total Real Estate		43,791,604

Utilities (0.5%)
Electric Utilities (0.5%)
Entergy Corp.	34,200	3,208,302

Total Utilities		3,208,302

Total Common Stocks (97.9%) (Cost $592,891,654)		584,583,375

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc., expiring 7/27/20*	44,900	7,543

Total Communication Services		7,543

Health Care (0.0%)
Pharmaceuticals (0.0%)
Bristol-Myers Squibb Co., CVR, expiring 12/31/20*	86,000	307,880

Total Health Care		307,880

Total Rights (0.0%) (Cost $398,700)		315,423

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (1.9%)
FHLB 0.00%, 7/1/20 (o)(p)	$11,236,000	11,236,000

Total Short-Term Investment (1.9%) (Cost $11,236,000)		11,236,000

Total Investments in Securities (99.8%) (Cost $604,526,354)		596,134,798
Other Assets Less Liabilities (0.2%)		1,037,245

Net Assets (100%)		$597,172,043

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2020.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
FHLB	— Federal Home Loan Bank

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$30,604,123	$—	$—	$30,604,123
Consumer Discretionary	66,148,605	—	—	66,148,605
Consumer Staples	35,366,403	—	—	35,366,403
Energy	39,247,268	—	—	39,247,268
Financials	108,104,770	—	—	108,104,770
Health Care	83,548,355	—	—	83,548,355
Industrials	77,140,651	—	—	77,140,651
Information Technology	36,183,584	—	—	36,183,584
Materials	61,239,710	—	—	61,239,710
Real Estate	43,791,604	—	—	43,791,604
Utilities	3,208,302	—	—	3,208,302
Rights
Communication Services	7,543	—	—	7,543
Health Care	307,880	—	—	307,880
Short-Term Investment
U.S. Government Agency Security	—	11,236,000	—	11,236,000

Total Assets	$584,898,798	$11,236,000	$—	$596,134,798

Total Liabilities	$—	$—	$—	$—

Total	$584,898,798	$11,236,000	$—	$596,134,798

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$632,222,325
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$586,567,467

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,229,653
Aggregate gross unrealized depreciation	(54,755,356)

Net unrealized depreciation	$(11,525,703)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$607,660,501

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $604,526,354)	$596,134,798
Cash	519
Dividends, interest and other receivables	976,675
Receivable for securities sold	950,199
Receivable for Portfolio shares sold	109,978
Other assets	6,092

Total assets	598,178,261

LIABILITIES
Payable for Portfolio shares redeemed	435,761
Investment management fees payable	302,764
Payable for securities purchased	110,246
Distribution fees payable – Class IB	51,869
Administrative fees payable	48,859
Distribution fees payable – Class IA	4,352
Accrued expenses	52,367

Total liabilities	1,006,218

NET ASSETS	$597,172,043

Net assets were comprised of:
Paid in capital	$610,162,778
Total distributable earnings (loss)	(12,990,735)

Net assets	$597,172,043

Class IA
Net asset value, offering and redemption price per share, $20,900,097 / 1,344,212 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.55

Class IB
Net asset value, offering and redemption price per share, $247,252,074 / 15,854,597 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.59

Class K
Net asset value, offering and redemption price per share, $329,019,872 / 21,139,458 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.56

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,643 foreign withholding tax)	$7,445,553
Interest	46,429

Total income	7,491,982

EXPENSES
Investment management fees	1,726,389
Distribution fees – Class IB	301,875
Administrative fees	274,909
Professional fees	32,603
Printing and mailing expenses	30,061
Distribution fees – Class IA	25,079
Custodian fees	22,681
Trustees’ fees	9,307
Miscellaneous	4,998

Total expenses	2,427,902

NET INVESTMENT INCOME (LOSS)	5,064,080

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(18,630,212)
Net change in unrealized appreciation (depreciation) on investments in securities	(86,619,686)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(105,249,898)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(100,185,818)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,064,080	$8,232,524
Net realized gain (loss)	(18,630,212)	22,134,562
Net change in unrealized appreciation (depreciation)	(86,619,686)	120,796,336

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(100,185,818)	151,163,422

Distributions to shareholders:
Class IA	—	(569,531)
Class IB	—	(6,652,027)
Class K	—	(9,222,829)

Total distributions to shareholders	—	(16,444,387)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [220,987 and 427,536 shares, respectively]	3,432,341	7,411,051
Capital shares issued in reinvestment of dividends and distributions [0 and 31,205 shares, respectively]	—	569,531
Capital shares repurchased [(124,378) and (279,290) shares, respectively]	(1,986,486)	(4,856,757)

Total Class IA transactions	1,445,855	3,123,825

Class IB
Capital shares sold [1,789,191 and 2,482,967 shares, respectively]	27,079,499	42,955,761
Capital shares issued in reinvestment of dividends and distributions [0 and 363,384 shares, respectively]	—	6,652,027
Capital shares repurchased [(1,014,890) and (1,448,588) shares, respectively]	(15,525,159)	(25,086,197)

Total Class IB transactions	11,554,340	24,521,591

Class K
Capital shares sold [3,964,820 and 422,244 shares, respectively]	52,459,814	7,239,180
Capital shares issued in reinvestment of dividends and distributions [0 and 505,499 shares, respectively]	—	9,222,829
Capital shares repurchased [(1,786,807) and (5,338,467) shares, respectively]	(27,818,801)	(91,692,582)

Total Class K transactions	24,641,013	(75,230,573)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	37,641,208	(47,585,157)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,544,610)	87,133,878
NET ASSETS:
Beginning of period	659,716,653	572,582,775

End of period	$597,172,043	$659,716,653

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017		2016	2015
Net asset value, beginning of period	$18.67		$15.01	$19.58	$18.56		$15.41	$15.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.21	0.20	0.17		0.18	0.17
Net realized and unrealized gain (loss)	(3.25)		3.91	(3.09)	3.05		3.14	(0.53)

Total from investment operations	(3.12)		4.12	(2.89)	3.22		3.32	(0.36)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.19)	(0.17)		(0.17)	(0.11)
Distributions from net realized gains	—		(0.24)	(1.49)	(2.03)		—	—

Total dividends and distributions	—		(0.46)	(1.68)	(2.20)		(0.17)	(0.11)

Net asset value, end of period	$15.55		$18.67	$15.01	$19.58		$18.56	$15.41

Total return (b)	(16.71)%		27.49%	(15.38)%	17.70	%(bb)	21.51%	(2.26	)%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,900		$23,296	$16,030	$16,806		$18,548	$12,276
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%		0.98%	0.98%	0.98%		0.99%	1.00%
Before waivers (a)(f)	0.98%		0.98%	0.98%	0.98%		0.99%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.62%		1.20%	1.04%	0.84%		1.09%	1.10%
Before waivers (a)(f)	1.62%		1.20%	1.04%	0.84%		1.09%	1.10%
Portfolio turnover rate^	103	%(z)	153%	151%	120%		188%	174%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017		2016	2015
Net asset value, beginning of period	$18.73		$15.05	$19.63	$18.60		$15.44	$15.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.21	0.20	0.17		0.18	0.17
Net realized and unrealized gain (loss)	(3.27)		3.93	(3.10)	3.06		3.15	(0.54)

Total from investment operations	(3.14)		4.14	(2.90)	3.23		3.33	(0.37)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.19)	(0.17)		(0.17)	(0.11)
Distributions from net realized gains	—		(0.24)	(1.49)	(2.03)		—	—

Total dividends and distributions	—		(0.46)	(1.68)	(2.20)		(0.17)	(0.11)

Net asset value, end of period	$15.59		$18.73	$15.05	$19.63		$18.60	$15.44

Total return (b)	(16.71)%		27.55%	(15.39)%	17.72	%(bb)	21.53%	(2.31	)%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$247,252		$282,436	$205,941	$212,854		$146,512	$113,919
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%		0.98%	0.98%	0.98%		0.99%	1.00%
Before waivers (a)(f)	0.98%		0.98%	0.98%	0.98%		0.99%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.62%		1.19%	1.04%	0.84%		1.09%	1.10%
Before waivers (a)(f)	1.62%		1.19%	1.04%	0.84%		1.09%	1.10%
Portfolio turnover rate^	103	%(z)	153%	151%	120%		188%	174%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017		2016	2015
Net asset value, beginning of period	$18.67		$15.00	$19.58	$18.55		$15.40	$15.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.25	0.24	0.21		0.22	0.24
Net realized and unrealized gain (loss)	(3.26)		3.92	(3.09)	3.06		3.14	(0.57)

Total from investment operations	(3.11)		4.17	(2.85)	3.27		3.36	(0.33)

Less distributions:
Dividends from net investment income	—		(0.26)	(0.24)	(0.21)		(0.21)	(0.15)
Distributions from net realized gains	—		(0.24)	(1.49)	(2.03)		—	—

Total dividends and distributions	—		(0.50)	(1.73)	(2.24)		(0.21)	(0.15)

Net asset value, end of period	$15.56		$18.67	$15.00	$19.58		$18.55	$15.40

Total return (b)	(16.66)%		27.87%	(15.19)%	18.04	%(bb)	21.83%	(2.07	)%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$329,020		$353,985	$350,611	$447,308		$409,832	$243,311
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%		0.73%	0.73%	0.73%		0.74%	0.75%
Before waivers (a)(f)	0.73%		0.73%	0.73%	0.73%		0.74%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.88%		1.43%	1.28%	1.08%		1.35%	1.56%
Before waivers (a)(f)	1.88%		1.43%	1.28%	1.08%		1.35%	1.56%
Portfolio turnover rate^	103	%(z)	153%	151%	120%		188%	174%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.45)% for Class IA, (2.50)% for Class IB and (2.26)% for Class K.
(bb)	Includes a litigation payment. Without this payment, the total return would have been 17.46% for Class IA, 17.48% for Class IB and 17.79% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1015

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	22.4%
Health Care	12.4
Exchange Traded Funds	9.5
Communication Services	9.3
Consumer Discretionary	9.0
Financials	7.3
Industrials	6.6
Consumer Staples	5.1
Investment Company	3.6
Materials	2.7
Real Estate	2.3
Utilities	2.2
Energy	2.0
Repurchase Agreements	0.5
Cash and Other	5.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$967.14	$4.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.51	4.40
Class IB
Actual	1,000.00	967.14	4.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.51	4.40
Class K
Actual	1,000.00	968.92	3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.76	3.14

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.87%, 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1016

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	317,033	$9,583,907
CenturyLink, Inc.	42,999	431,280
Cogent Communications Holdings, Inc.	48,600	3,759,696
Verizon Communications, Inc.	184,120	10,150,536

		23,925,419

Entertainment (2.2%)
Activision Blizzard, Inc.	73,610	5,586,999
Electronic Arts, Inc.*	108,636	14,345,384
Live Nation Entertainment, Inc.*	5,861	259,818
Netflix, Inc.*	43,114	19,618,594
Take-Two Interactive Software, Inc.*	5,014	699,804
Walt Disney Co. (The)	80,411	8,966,631

		49,477,230

Interactive Media & Services (4.7%)
Alphabet, Inc., Class A*	13,371	18,960,747
Alphabet, Inc., Class C*	24,271	34,309,728
Facebook, Inc., Class A*	222,274	50,471,757
Twitter, Inc.*	35,393	1,054,358

		104,796,590

Media (1.2%)
Cable One, Inc.	1,300	2,307,305
Charter Communications, Inc., Class A*	18,618	9,495,925
Comcast Corp., Class A	277,578	10,819,990
Discovery, Inc., Class A*	6,653	140,378
Discovery, Inc., Class C*	13,536	260,704
DISH Network Corp., Class A*	11,631	401,386
Fox Corp., Class A	14,969	401,469
Fox Corp., Class B	7,291	195,690
Interpublic Group of Cos., Inc. (The)	17,161	294,483
News Corp., Class A	15,603	185,052
News Corp., Class B	6,540	78,153
Omnicom Group, Inc.	9,625	525,525
ViacomCBS, Inc.	23,942	558,327

		25,664,387

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	24,469	2,548,446

Total Communication Services		206,412,072

Consumer Discretionary (9.0%)
Auto Components (0.1%)
Aptiv plc	11,310	881,275
BorgWarner, Inc.	8,589	303,192

		1,184,467

Automobiles (0.1%)
Ford Motor Co.	172,523	1,048,940
General Motors Co.	55,705	1,409,336

		2,458,276

Distributors (0.5%)
Genuine Parts Co.	6,400	556,544
LKQ Corp.*	169,085	4,430,027
Pool Corp.	20,595	5,599,163

		10,585,734

Diversified Consumer Services (0.0%)
H&R Block, Inc.	8,305	118,595

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp. (x)	21,114	346,692
Chipotle Mexican Grill, Inc.*	4,857	5,111,313
Darden Restaurants, Inc.	5,755	436,056
Domino’s Pizza, Inc.	1,715	633,590
Hilton Grand Vacations, Inc.*	110,134	2,153,120
Hilton Worldwide Holdings, Inc.	12,501	918,198
Las Vegas Sands Corp.	14,866	676,998
Marriott International, Inc., Class A	12,022	1,030,646
McDonald’s Corp.	33,063	6,099,132
MGM Resorts International	21,565	362,292
Norwegian Cruise Line Holdings Ltd. (x)*	11,422	187,663
Royal Caribbean Cruises Ltd.	39,268	1,975,180
Starbucks Corp.	51,880	3,817,849
Wynn Resorts Ltd.	23,341	1,738,671
Yum! Brands, Inc.	36,439	3,166,913

		28,654,313

Household Durables (0.2%)
DR Horton, Inc.	14,591	809,071
Garmin Ltd.	6,488	632,580
Leggett & Platt, Inc.	5,686	199,863
Lennar Corp., Class A	12,228	753,490
Mohawk Industries, Inc.*	2,478	252,161
Newell Brands, Inc.	15,914	252,714
NVR, Inc.*	152	495,330
PulteGroup, Inc.	11,833	402,677
Whirlpool Corp.	2,800	362,684

		4,160,570

Internet & Direct Marketing Retail (4.3%)
Amazon.com, Inc.*	31,979	88,224,305
Booking Holdings, Inc.*	2,431	3,870,979
eBay, Inc.	29,410	1,542,554
Expedia Group, Inc.	6,075	499,365

		94,137,203

Leisure Products (0.0%)
Hasbro, Inc.	5,930	444,454

Multiline Retail (0.4%)
Dollar General Corp.	11,099	2,114,471
Dollar Tree, Inc.*	10,440	967,579
Kohl’s Corp.	6,933	143,998
Target Corp.	55,861	6,699,410

		9,925,458

Specialty Retail (1.7%)
Advance Auto Parts, Inc.	3,223	459,116
AutoZone, Inc.*	1,025	1,156,323
Best Buy Co., Inc.	10,089	880,467

See Notes to Financial Statements.

1017

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.*	7,136	$639,029
Gap, Inc. (The)	9,315	117,555
Home Depot, Inc. (The)	88,303	22,120,785
L Brands, Inc.	10,492	157,065
Lowe’s Cos., Inc.	33,617	4,542,329
O’Reilly Automotive, Inc.*	3,271	1,379,283
Ross Stores, Inc.	15,672	1,335,881
Tiffany & Co.	4,783	583,239
TJX Cos., Inc. (The)	53,105	2,684,989
Tractor Supply Co.	4,993	658,027
Ulta Beauty, Inc.*	2,514	511,398

		37,225,486

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.	15,311	172,861
NIKE, Inc., Class B	72,545	7,113,037
PVH Corp.	2,997	144,006
Ralph Lauren Corp.	2,182	158,238
Tapestry, Inc.	12,581	167,076
Under Armour, Inc., Class A*	8,661	84,358
Under Armour, Inc., Class C*	9,259	81,850
VF Corp.	13,985	852,246

		8,773,672

Total Consumer Discretionary		197,668,228

Consumer Staples (5.1%)
Beverages (1.0%)
Brown-Forman Corp., Class B	8,203	522,203
Coca-Cola Co. (The)	172,002	7,685,049
Constellation Brands, Inc., Class A	14,313	2,504,059
Molson Coors Beverage Co., Class B	62,804	2,157,946
Monster Beverage Corp.*	16,416	1,137,957
PepsiCo, Inc.	61,780	8,171,023

		22,178,237

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	26,188	7,940,463
Kroger Co. (The)	34,470	1,166,810
Sysco Corp.	22,605	1,235,589
Walgreens Boots Alliance, Inc.	32,397	1,373,309
Walmart, Inc.	130,750	15,661,235

		27,377,406

Food Products (0.8%)
Archer-Daniels-Midland Co.	24,664	984,094
Campbell Soup Co.	7,371	365,823
Conagra Brands, Inc.	21,858	768,746
General Mills, Inc.	27,336	1,685,264
Hershey Co. (The)	6,571	851,733
Hormel Foods Corp.	12,264	591,983
J M Smucker Co. (The)	5,053	534,658
Kellogg Co.	11,032	728,774
Kraft Heinz Co. (The)	83,770	2,671,425
Lamb Weston Holdings, Inc.	44,441	2,841,113
McCormick & Co., Inc. (Non-Voting)	5,475	982,270
Mondelez International, Inc., Class A	63,134	3,228,042
Tyson Foods, Inc., Class A	13,078	780,887

		17,014,812

Household Products (1.4%)
Church & Dwight Co., Inc.	42,687	3,299,705
Clorox Co. (The)	5,556	1,218,820
Colgate-Palmolive Co.	37,971	2,781,756
Kimberly-Clark Corp.	15,188	2,146,824
Procter & Gamble Co. (The)	185,490	22,179,039

		31,626,144

Personal Products (0.2%)
Coty, Inc., Class A	15,116	67,569
Estee Lauder Cos., Inc. (The), Class A	20,436	3,855,864

		3,923,433

Tobacco (0.5%)
Altria Group, Inc.	82,766	3,248,565
Philip Morris International, Inc.	108,312	7,588,339

		10,836,904

Total Consumer Staples		112,956,936

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	30,367	467,348
Halliburton Co.	38,891	504,805
National Oilwell Varco, Inc.	16,515	202,309
Schlumberger Ltd.	61,335	1,127,951
TechnipFMC plc	18,513	126,629

		2,429,042

Oil, Gas & Consumable Fuels (1.9%)
Apache Corp.	17,513	236,425
Cabot Oil & Gas Corp.	18,073	310,494
Chevron Corp.	99,830	8,907,831
Concho Resources, Inc.	33,889	1,745,283
ConocoPhillips	83,149	3,493,921
Devon Energy Corp.	17,679	200,480
Diamondback Energy, Inc.	7,458	311,894
EOG Resources, Inc.	64,175	3,251,106
Equitrans Midstream Corp. (x)	114,560	951,994
Exxon Mobil Corp.	188,174	8,415,141
Hess Corp.	11,704	606,384
HollyFrontier Corp.	6,455	188,486
Kinder Morgan, Inc.	86,299	1,309,156
Kosmos Energy Ltd.	1,765,450	2,930,647
Marathon Oil Corp.	32,676	199,977
Marathon Petroleum Corp.	28,768	1,075,348
Noble Energy, Inc.	21,342	191,224
Occidental Petroleum Corp.	39,578	724,277
ONEOK, Inc.	18,948	629,453
Phillips 66	19,238	1,383,212
Pioneer Natural Resources Co.	25,126	2,454,810
Valero Energy Corp.	18,194	1,070,171
Williams Cos., Inc. (The)	53,699	1,021,355

		41,609,069

Total Energy		44,038,111

Financials (7.3%)
Banks (2.1%)
Bank of America Corp.	347,852	8,261,485
Citigroup, Inc.	92,555	4,729,561
Citizens Financial Group, Inc.	18,802	474,562

See Notes to Financial Statements.

1018

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.	6,009	$228,943
Fifth Third Bancorp	31,333	604,100
First Republic Bank	7,777	824,284
Huntington Bancshares, Inc.	43,551	393,483
JPMorgan Chase & Co.	172,629	16,237,484
KeyCorp	42,736	520,524
M&T Bank Corp.	5,541	576,098
People’s United Financial, Inc.	17,939	207,554
PNC Financial Services Group, Inc. (The)‡	18,877	1,986,049
Regions Financial Corp.	44,113	490,537
SVB Financial Group*	9,934	2,141,075
Truist Financial Corp.	60,256	2,262,613
US Bancorp	60,970	2,244,915
Wells Fargo & Co.	166,041	4,250,650
Zions Bancorp NA	6,758	229,772

		46,663,689

Capital Markets (2.7%)
Ameriprise Financial, Inc.	5,388	808,415
Ares Capital Corp. (x)	342,150	4,944,067
Bank of New York Mellon Corp. (The)	35,872	1,386,453
BlackRock, Inc.‡	6,861	3,733,002
Cboe Global Markets, Inc.	4,909	457,911
Charles Schwab Corp. (The)	283,838	9,576,694
CME Group, Inc.	22,535	3,662,839
E*TRADE Financial Corp.	9,731	483,923
Franklin Resources, Inc.	13,236	277,559
Goldman Sachs Group, Inc. (The)	13,766	2,720,437
Intercontinental Exchange, Inc.	60,606	5,551,510
Invesco Ltd.	16,279	175,162
MarketAxess Holdings, Inc.	1,705	854,069
Moody’s Corp.	17,794	4,888,546
Morgan Stanley	53,282	2,573,521
MSCI, Inc.	11,103	3,706,403
Nasdaq, Inc.	22,133	2,644,229
Northern Trust Corp.	9,387	744,765
Raymond James Financial, Inc.	5,470	376,500
S&P Global, Inc.	10,718	3,531,367
State Street Corp.	15,572	989,601
T. Rowe Price Group, Inc.	10,076	1,244,386
Virtu Financial, Inc., Class A	144,575	3,411,970

		58,743,329

Consumer Finance (0.2%)
American Express Co.	29,400	2,798,880
Capital One Financial Corp.	20,164	1,262,065
Discover Financial Services	13,234	662,891
Synchrony Financial	23,632	523,685

		5,247,521

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	86,471	15,435,938

Insurance (1.6%)
Aflac, Inc.	31,595	1,138,368
Allstate Corp. (The)	13,981	1,356,017
American International Group, Inc.	38,543	1,201,771
Aon plc, Class A	34,630	6,669,738
Arthur J Gallagher & Co.	8,625	840,851
Assurant, Inc.	2,566	265,042
Chubb Ltd.	36,802	4,659,869
Cincinnati Financial Corp.	6,867	439,694
Everest Re Group Ltd.	1,807	372,603
Globe Life, Inc.	4,422	328,245
Hartford Financial Services Group, Inc. (The)	15,969	615,605
Lincoln National Corp.	8,787	323,274
Loews Corp.	10,621	364,194
Marsh & McLennan Cos., Inc.	52,948	5,685,027
MetLife, Inc.	33,739	1,232,148
Principal Financial Group, Inc.	11,173	464,126
Progressive Corp. (The)	26,332	2,109,457
Prudential Financial, Inc.	17,285	1,052,657
RenaissanceRe Holdings Ltd.	13,200	2,257,596
Travelers Cos., Inc. (The)	11,138	1,270,289
Unum Group	8,009	132,869
W R Berkley Corp.	6,275	359,495
Willis Towers Watson plc	5,697	1,122,024

		34,260,959

Total Financials		160,351,436

Health Care (12.4%)
Biotechnology (2.7%)
AbbVie, Inc.	125,573	12,328,757
Alexion Pharmaceuticals, Inc.*	9,804	1,100,401
Allakos, Inc. (x)*	10,700	768,902
Allogene Therapeutics, Inc.*	25,256	1,081,462
Amgen, Inc.	26,172	6,172,928
Biogen, Inc.*	7,261	1,942,681
Biohaven Pharmaceutical Holding Co. Ltd.*	59,891	4,378,631
Gilead Sciences, Inc.	55,589	4,277,018
Incyte Corp.*	7,921	823,546
Karuna Therapeutics, Inc.*	13,800	1,538,148
Neurocrine Biosciences, Inc.*	25,878	3,157,116
Regeneron Pharmaceuticals, Inc.*	4,527	2,823,264
Seattle Genetics, Inc.*	42,094	7,152,612
Ultragenyx Pharmaceutical, Inc.*	19,951	1,560,567
Vertex Pharmaceuticals, Inc.*	38,844	11,276,802

		60,382,835

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	229,489	20,982,179
ABIOMED, Inc.*	1,977	477,564
Align Technology, Inc.*	3,178	872,170
Baxter International, Inc.	22,620	1,947,582
Becton Dickinson and Co.	13,207	3,160,039
Boston Scientific Corp.*	63,576	2,232,153
Cooper Cos., Inc. (The)	2,123	602,168
Danaher Corp.	44,582	7,883,435
Dentsply Sirona, Inc.	9,766	430,290
DexCom, Inc.*	15,126	6,132,080
Edwards Lifesciences Corp.*	60,723	4,196,567
Hologic, Inc.*	11,226	639,882
IDEXX Laboratories, Inc.*	3,801	1,254,938
Intuitive Surgical, Inc.*	5,186	2,955,138
Masimo Corp.*	25,150	5,733,949
Medtronic plc	59,747	5,478,800

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ResMed, Inc.	6,545	$1,256,640
STERIS plc	3,723	571,257
Stryker Corp.	14,446	2,603,025
Teleflex, Inc.	2,051	746,523
Varian Medical Systems, Inc.*	4,093	501,474
West Pharmaceutical Services, Inc.	3,276	744,209
Zimmer Biomet Holdings, Inc.	9,377	1,119,239

		72,521,301

Health Care Providers & Services (3.1%)
AmerisourceBergen Corp.	6,660	671,128
Anthem, Inc.	18,073	4,752,838
Cardinal Health, Inc.	12,959	676,330
Centene Corp.*	58,724	3,731,910
Cigna Corp.	16,365	3,070,892
CVS Health Corp.	58,165	3,778,980
DaVita, Inc.*	3,647	288,624
HCA Healthcare, Inc.	51,346	4,983,643
Henry Schein, Inc.*	6,072	354,544
Humana, Inc.	18,467	7,160,579
Laboratory Corp. of America Holdings*	4,408	732,213
McKesson Corp.	7,155	1,097,720
Quest Diagnostics, Inc.	5,797	660,626
UnitedHealth Group, Inc.	121,828	35,933,169
Universal Health Services, Inc., Class B	3,259	302,728

		68,195,924

Health Care Technology (0.1%)
Cerner Corp.	13,418	919,804

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	13,711	1,211,641
Bio-Rad Laboratories, Inc., Class A*	951	429,367
Illumina, Inc.*	6,611	2,448,384
IQVIA Holdings, Inc.*	7,995	1,134,331
Mettler-Toledo International, Inc.*	1,073	864,355
PerkinElmer, Inc.	4,922	482,799
Thermo Fisher Scientific, Inc.	41,707	15,112,114
Waters Corp.*	2,646	477,339

		22,160,330

Pharmaceuticals (2.2%)
Bristol-Myers Squibb Co.	100,729	5,922,865
Eli Lilly and Co.	37,433	6,145,750
Johnson & Johnson	117,218	16,484,367
Merck & Co., Inc.	112,287	8,683,154
Mylan NV*	24,265	390,181
Perrigo Co. plc	6,098	337,037
Pfizer, Inc.	247,166	8,082,328
Zoetis, Inc.	21,102	2,891,818

		48,937,500

Total Health Care		273,117,694

Industrials (6.6%)
Aerospace & Defense (1.5%)
Boeing Co. (The)	23,862	4,373,905
General Dynamics Corp.	10,382	1,551,694
HEICO Corp.	7,300	727,445
HEICO Corp., Class A	9,300	755,532
Howmet Aerospace, Inc.	16,141	255,835
Huntington Ingalls Industries, Inc.	1,754	306,055
L3Harris Technologies, Inc.	22,832	3,873,905
Lockheed Martin Corp.	27,897	10,180,173
Northrop Grumman Corp.	6,837	2,101,967
Raytheon Technologies Corp.	65,544	4,038,821
Teledyne Technologies, Inc.*	1,630	506,849
Textron, Inc.	10,104	332,523
TransDigm Group, Inc.	7,125	3,149,606

		32,154,310

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	6,084	481,001
Expeditors International of Washington, Inc.	7,163	544,675
FedEx Corp.	10,635	1,491,240
United Parcel Service, Inc., Class B	31,374	3,488,161

		6,005,077

Airlines (0.1%)
Alaska Air Group, Inc.	5,220	189,277
American Airlines Group, Inc. (x)	17,414	227,601
Delta Air Lines, Inc.	25,502	715,331
Southwest Airlines Co.	23,843	814,954
United Airlines Holdings, Inc.*	11,241	389,051

		2,336,214

Building Products (0.2%)
A O Smith Corp.	6,072	286,113
Allegion plc	4,026	411,538
Carrier Global Corp.	35,945	798,698
Fortune Brands Home & Security, Inc.	6,165	394,128
Johnson Controls International plc	33,080	1,129,351
Masco Corp.	11,728	588,863
Trane Technologies plc	10,615	944,523

		4,553,214

Commercial Services & Supplies (0.3%)
Cintas Corp.	3,714	989,261
Copart, Inc.*	9,455	787,318
Republic Services, Inc.	9,238	757,978
Rollins, Inc.	6,238	264,429
Waste Connections, Inc.	30,744	2,883,480
Waste Management, Inc.	17,292	1,831,395

		7,513,861

Construction & Engineering (0.1%)
Arcosa, Inc.	47,507	2,004,795
Jacobs Engineering Group, Inc.	5,597	474,626
Quanta Services, Inc.	5,938	232,948

		2,712,369

Electrical Equipment (0.3%)
AMETEK, Inc.	32,119	2,870,475
Eaton Corp. plc	17,798	1,556,969

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Emerson Electric Co.	26,443	$1,640,259
Rockwell Automation, Inc.	5,119	1,090,347

		7,158,050

Industrial Conglomerates (1.1%)
3M Co.	25,694	4,008,007
General Electric Co.	391,557	2,674,334
Honeywell International, Inc.	31,233	4,515,980
Roper Technologies, Inc.	30,962	12,021,306

		23,219,627

Machinery (0.9%)
Caterpillar, Inc.	31,275	3,956,287
Cummins, Inc.	6,561	1,136,759
Deere & Co.	22,050	3,465,157
Dover Corp.	6,436	621,460
Flowserve Corp.	5,672	161,765
Fortive Corp.	13,092	885,805
IDEX Corp.	3,370	532,595
Illinois Tool Works, Inc.	12,754	2,230,037
Ingersoll Rand, Inc.*	16,107	452,929
Otis Worldwide Corp.	17,972	1,021,888
PACCAR, Inc.	15,324	1,147,001
Parker-Hannifin Corp.	5,692	1,043,173
Pentair plc	6,901	262,169
Snap-on, Inc.	2,430	336,579
Stanley Black & Decker, Inc.	6,923	964,928
Westinghouse Air Brake Technologies Corp.	31,580	1,818,061
Xylem, Inc.	7,978	518,251

		20,554,844

Professional Services (0.3%)
Equifax, Inc.	21,513	3,697,654
IHS Markit Ltd.	17,766	1,341,333
Nielsen Holdings plc	15,764	234,253
Robert Half International, Inc.	5,208	275,139
Verisk Analytics, Inc.	7,260	1,235,652

		6,784,031

Road & Rail (1.4%)
CSX Corp.	62,510	4,359,447
JB Hunt Transport Services, Inc.	3,825	460,300
Kansas City Southern	4,228	631,198
Knight-Swift Transportation Holdings, Inc.	177,325	7,396,226
Norfolk Southern Corp.	11,358	1,994,124
Old Dominion Freight Line, Inc.	4,244	719,740
Union Pacific Corp.	93,508	15,809,398

		31,370,433

Trading Companies & Distributors (0.1%)
Fastenal Co.	25,362	1,086,508
United Rentals, Inc.*	3,210	478,419
WW Grainger, Inc.	1,963	616,696

		2,181,623

Total Industrials		146,543,653

Information Technology (22.4%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	2,367	497,141
Cisco Systems, Inc.	188,699	8,800,921
F5 Networks, Inc.*	2,693	375,620
Juniper Networks, Inc.	15,624	357,165
Motorola Solutions, Inc.	7,591	1,063,727

		11,094,574

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	13,136	1,258,560
CDW Corp.	6,321	734,374
Corning, Inc.	34,075	882,543
FLIR Systems, Inc.	5,844	237,091
IPG Photonics Corp.*	1,650	264,644
Keysight Technologies, Inc.*	8,226	829,016
TE Connectivity Ltd.	14,819	1,208,489
Trimble, Inc.*	62,300	2,690,737
Zebra Technologies Corp., Class A*	2,371	606,857

		8,712,311

IT Services (5.3%)
Accenture plc, Class A	28,359	6,089,244
Akamai Technologies, Inc.*	7,160	766,764
Automatic Data Processing, Inc.	19,170	2,854,221
Broadridge Financial Solutions, Inc.	49,438	6,238,581
Cognizant Technology Solutions Corp., Class A	23,636	1,342,998
DXC Technology Co.	10,120	166,980
Fidelity National Information Services, Inc.	27,491	3,686,268
Fiserv, Inc.*	49,006	4,783,966
FleetCor Technologies, Inc.*	3,713	933,931
Gartner, Inc.*	3,963	480,831
Global Payments, Inc.	33,416	5,668,022
GoDaddy, Inc., Class A*	22,800	1,671,924
International Business Machines Corp.	39,571	4,778,990
Jack Henry & Associates, Inc.	15,368	2,828,173
Leidos Holdings, Inc.	6,020	563,893
Mastercard, Inc., Class A	97,145	28,725,777
Paychex, Inc.	14,114	1,069,136
PayPal Holdings, Inc.*	89,474	15,589,055
VeriSign, Inc.*	10,086	2,086,087
Visa, Inc., Class A	133,353	25,759,799
Western Union Co. (The)	18,768	405,764

		116,490,404

Semiconductors & Semiconductor Equipment (4.9%)
Advanced Micro Devices, Inc.*	165,355	8,699,327
Analog Devices, Inc.	16,317	2,001,117
Applied Materials, Inc.	40,926	2,473,977
ASML Holding NV (Registered) (NYRS)	16,441	6,050,781
Broadcom, Inc.	29,904	9,438,001
Intel Corp.	221,781	13,269,157
KLA Corp.	6,812	1,324,798
Lam Research Corp.	6,428	2,079,201
Maxim Integrated Products, Inc.	11,703	709,319
Microchip Technology, Inc.	10,914	1,149,353
Micron Technology, Inc.*	124,024	6,389,716
NVIDIA Corp.	55,070	20,921,644
ON Semiconductor Corp.*	373,300	7,398,806
Qorvo, Inc.*	4,966	548,892

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	104,510	$9,532,357
Skyworks Solutions, Inc.	7,255	927,624
Texas Instruments, Inc.	124,161	15,764,722
Xilinx, Inc.	10,771	1,059,759

		109,738,551

Software (8.1%)
Adobe, Inc.*	54,396	23,679,123
ANSYS, Inc.*	3,899	1,137,455
Autodesk, Inc.*	9,748	2,331,624
Cadence Design Systems, Inc.*	12,336	1,183,763
CDK Global, Inc.	41,737	1,728,747
Citrix Systems, Inc.	5,096	753,749
Fortinet, Inc.*	5,978	820,600
Intuit, Inc.	24,753	7,331,591
Microsoft Corp.	521,397	106,109,503
NortonLifeLock, Inc.	23,705	470,070
Oracle Corp.	92,607	5,118,389
Paycom Software, Inc.*	2,160	669,017
salesforce.com, Inc.*	63,985	11,986,310
ServiceNow, Inc.*	24,276	9,833,237
SVMK, Inc.*	132,613	3,121,710
Synopsys, Inc.*	6,660	1,298,700
Tyler Technologies, Inc.*	1,767	612,937

		178,186,525

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	186,512	68,039,578
Hewlett Packard Enterprise Co.	56,521	549,949
HP, Inc.	63,561	1,107,868
NetApp, Inc.	9,895	439,041
Seagate Technology plc	9,983	483,277
Western Digital Corp.	13,682	604,060
Xerox Holdings Corp.	6,999	107,015

		71,330,788

Total Information Technology		495,553,153

Materials (2.7%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	19,963	4,820,266
Albemarle Corp. (x)	4,698	362,733
Celanese Corp.	5,166	446,032
CF Industries Holdings, Inc.	9,811	276,082
Corteva, Inc.	33,157	888,276
Dow, Inc.	32,852	1,339,047
DuPont de Nemours, Inc.	32,821	1,743,780
Eastman Chemical Co.	6,044	420,904
Ecolab, Inc.	10,942	2,176,911
FMC Corp.	5,704	568,232
International Flavors & Fragrances, Inc. (x)	4,693	574,705
Linde plc	23,368	4,956,586
LyondellBasell Industries NV, Class A	11,323	744,148
Mosaic Co. (The)	16,284	203,713
PPG Industries, Inc.	10,476	1,111,085
Sherwin-Williams Co. (The)	23,026	13,305,574

		33,938,074

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,769	571,992
Vulcan Materials Co.	5,820	674,247

		1,246,239

Containers & Packaging (0.2%)
Amcor plc	67,917	693,433
Avery Dennison Corp.	3,630	414,147
Ball Corp.	14,493	1,007,118
International Paper Co.	17,372	611,668
Packaging Corp. of America	4,194	418,561
Sealed Air Corp.	6,605	216,974
Westrock Co.	11,426	322,899

		3,684,800

Metals & Mining (0.9%)
Allegheny Technologies, Inc.*	158,000	1,610,020
Freeport-McMoRan, Inc.	66,495	769,347
Newmont Corp.	125,004	7,717,747
Nucor Corp.	13,434	556,302
Wheaton Precious Metals Corp.	226,550	9,979,528

		20,632,944

Total Materials		59,502,057

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Alexandria Real Estate Equities, Inc. (REIT)	5,623	912,332
American Tower Corp. (REIT)	29,148	7,535,924
Apartment Investment and Management Co. (REIT), Class A	6,596	248,273
AvalonBay Communities, Inc. (REIT)	6,395	988,923
Boston Properties, Inc. (REIT)	6,207	560,989
Crown Castle International Corp. (REIT)	30,724	5,141,661
Digital Realty Trust, Inc. (REIT)	11,938	1,696,509
Duke Realty Corp. (REIT)	16,285	576,326
Equinix, Inc. (REIT)	20,487	14,388,020
Equity Residential (REIT)	15,465	909,651
Essex Property Trust, Inc. (REIT)	2,928	671,010
Extra Space Storage, Inc. (REIT)	5,819	537,501
Federal Realty Investment Trust (REIT)	2,941	250,603
Healthpeak Properties, Inc. (REIT)	23,948	660,007
Host Hotels & Resorts, Inc. (REIT)	31,167	336,292
Iron Mountain, Inc. (REIT)	12,722	332,044
Kimco Realty Corp. (REIT)	20,280	260,395
Mid-America Apartment Communities, Inc. (REIT)	5,131	588,372
Park Hotels & Resorts, Inc. (REIT)	197,100	1,949,319
Prologis, Inc. (REIT)	33,064	3,085,863
Public Storage (REIT)	6,656	1,277,220
Realty Income Corp. (REIT)	15,429	918,025
Regency Centers Corp. (REIT)	7,957	365,147
SBA Communications Corp. (REIT)	4,989	1,486,323
Simon Property Group, Inc. (REIT)	13,595	929,626

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SL Green Realty Corp. (REIT)	3,530	$173,994
UDR, Inc. (REIT)	13,652	510,312
Ventas, Inc. (REIT)	16,134	590,827
Vornado Realty Trust (REIT)	6,793	259,560
Welltower, Inc. (REIT)	18,576	961,308
Weyerhaeuser Co. (REIT)	33,013	741,472

		49,843,828

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	15,346	693,946

Total Real Estate		50,537,774

Utilities (2.2%)
Electric Utilities (1.1%)
Alliant Energy Corp.	11,354	543,175
American Electric Power Co., Inc.	22,308	1,776,609
Duke Energy Corp.	32,750	2,616,397
Edison International	49,587	2,693,070
Entergy Corp.	8,821	827,498
Evergy, Inc.	10,040	595,272
Eversource Energy	14,957	1,245,469
Exelon Corp.	43,964	1,595,454
FirstEnergy Corp.	23,938	928,316
NextEra Energy, Inc.	21,795	5,234,505
NRG Energy, Inc.	10,951	356,565
Pinnacle West Capital Corp.	4,816	352,965
PPL Corp.	34,523	892,074
Southern Co. (The)	47,079	2,441,046
Xcel Energy, Inc.	23,233	1,452,063

		23,550,478

Gas Utilities (0.2%)
Atmos Energy Corp.	40,042	3,987,382

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	198,893	2,881,960

Multi-Utilities (0.8%)
Ameren Corp.	10,900	766,924
CenterPoint Energy, Inc.	131,862	2,461,864
CMS Energy Corp.	82,775	4,835,715
Consolidated Edison, Inc.	15,181	1,091,969
Dominion Energy, Inc.	37,343	3,031,505
DTE Energy Co.	8,511	914,932
NiSource, Inc.	16,550	376,347
Public Service Enterprise Group, Inc.	22,406	1,101,479
Sempra Energy	13,018	1,526,100
WEC Energy Group, Inc.	13,975	1,224,909

		17,331,744

Water Utilities (0.0%)
American Water Works Co., Inc.	7,996	1,028,765

Total Utilities		48,780,329

Total Common Stocks (81.3%) (Cost $962,298,941)		1,795,461,443

EXCHANGE TRADED FUNDS (ETF):
Equity (9.5%)
iShares Core S&P 500 ETF	216,344	66,999,573
iShares Morningstar Large-Cap ETF	214,802	37,491,541
iShares Morningstar Large-Cap Growth ETF	17,498	4,102,931
iShares Morningstar Large-Cap Value ETF	9,563	924,933
iShares Russell 1000 ETF (x)	226,699	38,919,684
iShares Russell 1000 Growth ETF	39,197	7,523,864
iShares Russell 1000 Value ETF (x)	3,125	351,938
iShares S&P 100 ETF (x)	3,115	443,638
iShares S&P 500 Growth ETF	32,848	6,815,632
iShares S&P 500 Value ETF	4,246	459,460
SPDR Portfolio S&P 500 Growth ETF (x)	76,400	3,431,888
SPDR Portfolio S&P 500 Value ETF (x)	27,400	794,052
Vanguard Growth ETF	42,100	8,507,989
Vanguard Large-Cap ETF (x)	227,213	32,491,459
Vanguard Russell 1000 Value (x)	5,900	583,274
Vanguard Value ETF	4,900	487,991

Total Exchange Traded Funds (9.5%) (Cost $100,538,744)		210,329,847

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $82,569)	17,202	2,890

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, IM Shares	78,842,573	78,913,530

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $1,300,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $1,326,001. (xx)	$1,300,000	1,300,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $500,003, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $510,000. (xx)	500,000	500,000

See Notes to Financial Statements.

1023

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $1,100,010, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $1,222,324. (xx)	$1,100,000	$1,100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,710,038, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $1,744,235. (xx)	1,710,035	1,710,035
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $5,000,272, collateralized by various Common Stocks; total market value $5,556,674. (xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $1,100,006, collateralized by various Common Stocks; total market value $1,222,423. (xx)	1,100,000	1,100,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $600,004, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $666,731. (xx)	600,000	600,000

Total Repurchase Agreements		11,310,035

Total Short-Term Investments (4.1%) (Cost $90,174,630)		90,223,565

Total Investments in Securities (94.9%) (Cost $1,153,094,884)		2,096,017,745
Other Assets Less Liabilities (5.1%)		111,886,615

Net Assets (100%)		$2,207,904,360

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $11,945,681. This was collateralized by $788,702 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $11,310,035 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	18,877	3,257,569	—	(160,347)	50,673	(1,161,846)	1,986,049	46,936	—
Capital Markets
BlackRock, Inc.	6,861	2,761,332	821,471	(129,750)	63,106	216,843	3,733,002	44,439	—

Total		6,018,901	821,471	(290,097)	113,779	(945,003)	5,719,051	91,375	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	999	9/2020	USD	154,355,490	(1,498,491)

					(1,498,491)

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$206,412,072	$—	$—	$206,412,072
Consumer Discretionary	197,668,228	—	—	197,668,228
Consumer Staples	112,956,936	—	—	112,956,936
Energy	44,038,111	—	—	44,038,111
Financials	160,351,436	—	—	160,351,436
Health Care	273,117,694	—	—	273,117,694
Industrials	146,543,653	—	—	146,543,653
Information Technology	495,553,153	—	—	495,553,153
Materials	59,502,057	—	—	59,502,057
Real Estate	50,537,774	—	—	50,537,774
Utilities	48,780,329	—	—	48,780,329
Exchange Traded Funds	210,329,847	—	—	210,329,847
Rights
Communication Services	2,890	—	—	2,890
Short-Term Investments
Investment Company	78,913,530	—	—	78,913,530
Repurchase Agreements	—	11,310,035	—	11,310,035

Total Assets	$2,084,707,710	$11,310,035	$—	$2,096,017,745

Liabilities:
Futures	$(1,498,491)	$—	$—	$(1,498,491)

Total Liabilities	$(1,498,491)	$—	$—	$(1,498,491)

Total	$2,083,209,219	$11,310,035	$—	$2,094,519,254

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,498,491	)*

Total		$(1,498,491)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,308,924	$5,308,924

Total	$5,308,924	$5,308,924

See Notes to Financial Statements.

1025

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(5,255,833)	$(5,255,833)

Total	$(5,255,833)	$(5,255,833)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $277,195,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$334,958,160
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$455,032,760

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,010,463,907
Aggregate gross unrealized depreciation	(70,645,942)

Net unrealized appreciation	$939,817,965

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,154,701,289

For the six months ended June 30, 2020, the Portfolio incurred approximately $5,096 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1026

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EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $2,674,272)	$5,719,051
Unaffiliated Issuers (Cost $1,139,110,577)	2,078,988,659
Repurchase Agreements (Cost $11,310,035)	11,310,035
Cash	109,927,999
Cash held as collateral at broker for futures	12,108,600
Due from broker for futures variation margin	2,122,879
Dividends, interest and other receivables	1,111,364
Receivable for securities sold	548,948
Receivable for Portfolio shares sold	77,191
Securities lending income receivable	14,895
Other assets	24,247

Total assets	2,221,953,868

LIABILITIES
Foreign currency overdraft payable	6,545
Payable for return of collateral on securities loaned	11,310,035
Investment management fees payable	865,779
Payable for Portfolio shares redeemed	844,728
Distribution fees payable – Class IB	302,615
Payable for securities purchased	250,602
Administrative fees payable	231,140
Trustees’ fees payable	9,310
Distribution fees payable – Class IA	1,028
Accrued expenses	227,726

Total liabilities	14,049,508

NET ASSETS	$2,207,904,360

Net assets were comprised of:
Paid in capital	$1,190,883,957
Total distributable earnings (loss)	1,017,020,403

Net assets	$2,207,904,360

Class IA
Net asset value, offering and redemption price per share, $5,006,016 / 459,706 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.89

Class IB
Net asset value, offering and redemption price per share, $1,468,103,997 / 134,787,528 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.89

Class K
Net asset value, offering and redemption price per share, $734,794,347 / 67,380,328 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.91

(x)	Includes value of securities on loan of $11,945,681.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($91,375 of dividend income received from affiliates) (net of $54,794 foreign withholding tax)	$18,981,607
Interest	460,639
Securities lending (net)	71,771

Total income	19,514,017

EXPENSES
Investment management fees	5,285,883
Distribution fees – Class IB	1,836,386
Administrative fees	1,371,490
Printing and mailing expenses	90,209
Custodian fees	79,595
Professional fees	58,821
Trustees’ fees	35,347
Distribution fees – Class IA	6,089
Miscellaneous	28,808

Total expenses	8,792,628

NET INVESTMENT INCOME (LOSS)	10,721,389

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($113,779 realized gain (loss) from affiliates)	66,326,647
Futures contracts	5,308,924
Foreign currency transactions	673

Net realized gain (loss)	71,636,244

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(945,003) of change in unrealized appreciation (depreciation) from affiliates)	(161,630,223)
Futures contracts	(5,255,833)

Net change in unrealized appreciation (depreciation)	(166,886,056)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(95,249,812)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(84,528,423)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,721,389	$32,013,806
Net realized gain (loss)	71,636,244	188,879,366
Net change in unrealized appreciation (depreciation)	(166,886,056)	396,662,257

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(84,528,423)	617,555,429

Distributions to shareholders:
Class IA	—	(395,524)
Class IB	—	(121,349,428)
Class K	—	(63,316,238)

Total distributions to shareholders	—	(185,061,190)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [15,574 and 58,825 shares, respectively]	167,206	671,365
Capital shares issued in reinvestment of dividends and distributions [0 and 35,794 shares, respectively]	—	395,524
Capital shares repurchased [(23,456) and (92,398) shares, respectively]	(260,129)	(1,042,340)

Total Class IA transactions	(92,923)	24,549

Class IB
Capital shares sold [808,448 and 1,156,866 shares, respectively]	8,520,965	12,527,504
Capital shares issued in reinvestment of dividends and distributions [0 and 10,979,514 shares, respectively]	—	121,349,428
Capital shares repurchased [(10,528,348) and (20,153,693) shares, respectively]	(111,039,377)	(219,722,417)

Total Class IB transactions	(102,518,412)	(85,845,485)

Class K
Capital shares sold [816,112 and 158,689 shares, respectively]	7,663,227	1,692,778
Capital shares issued in reinvestment of dividends and distributions [0 and 5,729,639 shares, respectively]	—	63,316,238
Capital shares repurchased [(6,964,711) and (12,233,031) shares, respectively]	(73,626,238)	(133,394,302)

Total Class K transactions	(65,963,011)	(68,385,286)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(168,574,346)	(154,206,222)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(253,102,769)	278,288,017
NET ASSETS:
Beginning of period	2,461,007,129	2,182,719,112

End of period	$2,207,904,360	$2,461,007,129

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.26		$9.37	$11.04	$9.75	$9.06	$9.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.14	0.11	0.10	0.10	0.08
Net realized and unrealized gain (loss)	(0.42)		2.66	(0.75)	2.03	0.79	(0.04)

Total from investment operations	(0.37)		2.80	(0.64)	2.13	0.89	0.04

Less distributions:
Dividends from net investment income	—		(0.15)	(0.11)	(0.11)	(0.10)	(0.09)
Distributions from net realized gains	—		(0.76)	(0.92)	(0.73)	(0.10)	(0.14)

Total dividends and distributions	—		(0.91)	(1.03)	(0.84)	(0.20)	(0.23)

Net asset value, end of period	$10.89		$11.26	$9.37	$11.04	$9.75	$9.06

Total return (b)	(3.29)%		29.98%	(6.44)%	21.96%	9.78%	0.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,006		$5,265	$4,362	$4,842	$4,211	$4,308
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%		0.87%	0.87%	0.88%	0.88%	0.88%
Before waivers and reimbursements (a)(f)	0.87%		0.87%	0.87%	0.88%	0.89%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.88%		1.27%	1.01%	0.97%	1.11%	0.90%
Before waivers and reimbursements (a)(f)	0.88%		1.27%	1.01%	0.97%	1.10%	0.90%
Portfolio turnover rate^	17	%(z)	14%	16%	17%	16%	31%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.26		$9.37	$11.04	$9.75	$9.06	$9.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.14	0.11	0.10	0.10	0.09
Net realized and unrealized gain (loss)	(0.42)		2.66	(0.75)	2.03	0.79	(0.06)

Total from investment operations	(0.37)		2.80	(0.64)	2.13	0.89	0.03

Less distributions:
Dividends from net investment income	—		(0.15)	(0.11)	(0.11)	(0.10)	(0.09)
Distributions from net realized gains	—		(0.76)	(0.92)	(0.73)	(0.10)	(0.14)

Total dividends and distributions	—		(0.91)	(1.03)	(0.84)	(0.20)	(0.23)

Net asset value, end of period	$10.89		$11.26	$9.37	$11.04	$9.75	$9.06

Total return (b)	(3.29)%		29.98%	(6.44)%	21.96%	9.78%	0.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,468,104		$1,627,605	$1,429,796	$1,758,123	$1,632,833	$1,694,587
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%		0.87%	0.87%	0.88%	0.88%	0.88%
Before waivers and reimbursements (a)(f)	0.87%		0.87%	0.87%	0.88%	0.89%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.88%		1.26%	1.00%	0.97%	1.10%	0.92%
Before waivers and reimbursements (a)(f)	0.88%		1.26%	1.00%	0.97%	1.10%	0.92%
Portfolio turnover rate^	17	%(z)	14%	16%	17%	16%	31%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.26		$9.37	$11.04	$9.75	$9.06	$9.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.16	0.14	0.13	0.13	0.11
Net realized and unrealized gain (loss)	(0.41)		2.66	(0.75)	2.03	0.79	(0.05)

Total from investment operations	(0.35)		2.82	(0.61)	2.16	0.92	0.06

Less distributions:
Dividends from net investment income	—		(0.17)	(0.14)	(0.14)	(0.13)	(0.11)
Distributions from net realized gains	—		(0.76)	(0.92)	(0.73)	(0.10)	(0.14)

Total dividends and distributions	—		(0.93)	(1.06)	(0.87)	(0.23)	(0.25)

Net asset value, end of period	$10.91		$11.26	$9.37	$11.04	$9.75	$9.06

Total return (b)	(3.11)%		30.28%	(6.19)%	22.24%	10.06%	0.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$734,794		$828,137	$748,561	$942,266	$885,836	$887,254
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62%		0.62%	0.62%	0.63%	0.63%	0.63%
Before waivers and reimbursements (a)(f)	0.62%		0.62%	0.62%	0.63%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.13%		1.51%	1.25%	1.22%	1.35%	1.17%
Before waivers and reimbursements (a)(f)	1.13%		1.51%	1.25%	1.22%	1.35%	1.17%
Portfolio turnover rate^	17	%(z)	14%	16%	17%	16%	31%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1030

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	43.4%
Consumer Discretionary	15.3
Health Care	14.8
Communication Services	11.0
Consumer Staples	4.8
Industrials	4.6
Financials	2.1
Real Estate	2.0
Materials	0.8
Repurchase Agreements	0.2
Energy	0.1
Utilities	0.0 #
Cash and Other	0.9

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,092.93	$3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.20	3.70
Class IB
Actual	1,000.00	1,093.05	3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.20	3.70
Class K
Actual	1,000.00	1,094.07	2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.45	2.44

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.74%, 0.74% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1031

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.0%)
Entertainment (2.0%)
Activision Blizzard, Inc.	34,400	$2,610,960
Electronic Arts, Inc.*	4,500	594,225
Live Nation Entertainment, Inc.*	16,200	718,146
Netflix, Inc.*	48,658	22,141,336
Roku, Inc.*	11,550	1,345,922
Spotify Technology SA*	15,000	3,872,850
Take-Two Interactive Software, Inc.*	11,900	1,660,883
World Wrestling Entertainment, Inc., Class A	5,200	225,940
Zynga, Inc., Class A*	83,300	794,682

		33,964,944

Interactive Media & Services (8.4%)
Alphabet, Inc., Class A*	26,692	37,850,591
Alphabet, Inc., Class C*	26,379	37,289,618
Facebook, Inc., Class A*	274,798	62,398,382
IAC/InterActiveCorp*	8,600	2,781,240
Match Group, Inc.(x)*	5,400	578,070
Pinterest, Inc., Class A*	38,000	842,460
Zillow Group, Inc., Class A*	700	40,236
Zillow Group, Inc., Class C*	1,700	97,937

		141,878,534

Media (0.6%)
Altice USA, Inc., Class A*	36,900	831,726
Cable One, Inc.	600	1,064,910
Charter Communications, Inc., Class A*	15,466	7,888,278
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,000	34,520
Liberty Media Corp.-Liberty SiriusXM, Class C*	2,200	75,790
Nexstar Media Group, Inc., Class A	3,300	276,177
Sirius XM Holdings, Inc.	81,000	475,470

		10,646,871

Total Communication Services		186,490,349

Consumer Discretionary (15.3%)
Automobiles (1.1%)
Tesla, Inc.*	16,953	18,306,019

Distributors (0.1%)
Pool Corp.	4,450	1,209,822

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	4,500	527,400
Chegg, Inc.*	13,800	928,188
frontdoor, Inc.*	1,600	70,928
H&R Block, Inc.	15,400	219,912

		1,746,428

Hotels, Restaurants & Leisure (0.9%)
Chipotle Mexican Grill, Inc.*	3,273	3,444,374
Domino’s Pizza, Inc.	4,500	1,662,480
Dunkin’ Brands Group, Inc.	7,880	514,012
Las Vegas Sands Corp.	16,188	737,202
McDonald’s Corp.	12,213	2,252,932
Planet Fitness, Inc., Class A*	5,100	308,907
Starbucks Corp.	77,122	5,675,408
Vail Resorts, Inc.	400	72,860
Wendy’s Co. (The)	20,400	444,312
Wynn Resorts Ltd.	2,700	201,123
Yum China Holdings, Inc.	2,764	132,866
Yum! Brands, Inc.	2,564	222,837

		15,669,313

Household Durables (0.0%)
NVR, Inc.*	50	162,937
Tempur Sealy International, Inc.*	3,950	284,203

		447,140

Internet & Direct Marketing Retail (8.8%)
Amazon.com, Inc.*	48,594	134,062,099
Booking Holdings, Inc.*	4,769	7,593,869
eBay, Inc.	69,750	3,658,388
Etsy, Inc.*	13,450	1,428,794
Expedia Group, Inc.	1,635	134,397
Grubhub, Inc.*	1,000	70,300
Wayfair, Inc., Class A (x)*	6,900	1,363,509

		148,311,356

Leisure Products (0.0%)
Mattel, Inc.*	23,300	225,311
Peloton Interactive, Inc., Class A*	2,700	155,979
Polaris, Inc.	650	60,157

		441,447

Multiline Retail (0.4%)
Dollar General Corp.	28,800	5,486,688
Dollar Tree, Inc.*	12,746	1,181,299
Ollie’s Bargain Outlet Holdings, Inc.*	5,300	517,545

		7,185,532

Specialty Retail (2.8%)
AutoZone, Inc.*	1,614	1,820,786
Best Buy Co., Inc.	4,700	410,169
Burlington Stores, Inc.*	6,650	1,309,584
CarMax, Inc.*	1,296	116,057
Carvana Co. (x)*	6,200	745,240
Five Below, Inc.*	6,200	662,842
Floor & Decor Holdings, Inc., Class A*	9,250	533,262
Home Depot, Inc. (The)	61,432	15,389,330
Lowe’s Cos., Inc.	86,484	11,685,718
O’Reilly Automotive, Inc.*	8,361	3,525,583
Ross Stores, Inc.	32,224	2,746,774
TJX Cos., Inc. (The)	111,042	5,614,284
Tractor Supply Co.	13,200	1,739,628
Ulta Beauty, Inc.*	5,700	1,159,494
Williams-Sonoma, Inc.	1,379	113,092

		47,571,843

Textiles, Apparel & Luxury Goods (1.1%)
Lululemon Athletica, Inc.*	12,950	4,040,529
NIKE, Inc., Class B	138,539	13,583,749
VF Corp.	2,150	131,021

		17,755,299

Total Consumer Discretionary		258,644,199

See Notes to Financial Statements.

1032

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (4.8%)
Beverages (1.9%)
Boston Beer Co., Inc. (The), Class A*	1,000	$536,650
Brown-Forman Corp., Class A	4,300	247,551
Brown-Forman Corp., Class B	17,490	1,113,413
Coca-Cola Co. (The)	259,662	11,601,698
Monster Beverage Corp.*	42,158	2,922,393
PepsiCo, Inc.	116,616	15,423,632

		31,845,337

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	44,566	13,512,857
Grocery Outlet Holding Corp.*	4,215	171,972
Sprouts Farmers Market, Inc.*	11,255	288,015
Sysco Corp.	39,436	2,155,572

		16,128,416

Food Products (0.3%)
Beyond Meat, Inc.*	4,700	629,706
Campbell Soup Co.	9,895	491,089
Hershey Co. (The)	12,969	1,681,042
Kellogg Co.	9,628	636,025
Lamb Weston Holdings, Inc.	3,800	242,934
McCormick & Co., Inc. (Non-Voting)	7,888	1,415,186
Pilgrim’s Pride Corp.*	1,800	30,402

		5,126,384

Household Products (1.2%)
Church & Dwight Co., Inc.	28,036	2,167,183
Clorox Co. (The)	10,174	2,231,870
Energizer Holdings, Inc.	5,600	265,944
Procter & Gamble Co. (The)	124,600	14,898,422
Reynolds Consumer Products, Inc.	1,477	51,311

		19,614,730

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	22,674	4,278,131
Herbalife Nutrition Ltd.*	1,484	66,750

		4,344,881

Tobacco (0.2%)
Altria Group, Inc.	92,778	3,641,537

Total Consumer Staples		80,701,285

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.*	26,400	1,275,648
Equitrans Midstream Corp. (x)	2,100	17,451

Total Energy		1,293,099

Financials (2.1%)
Capital Markets (1.3%)
Ares Management Corp.	11,200	444,640
Carlyle Group, Inc. (The)	1,200	33,480
Cboe Global Markets, Inc.	2,630	245,326
FactSet Research Systems, Inc.	4,269	1,402,238
Intercontinental Exchange, Inc.	21,675	1,985,430
LPL Financial Holdings, Inc.	610	47,824
MarketAxess Holdings, Inc.	4,200	2,103,864
Moody’s Corp.	18,602	5,110,528
Morningstar, Inc.	2,035	286,874
MSCI, Inc.	9,491	3,168,286
S&P Global, Inc.	16,282	5,364,593
T. Rowe Price Group, Inc.	6,536	807,196
Tradeweb Markets, Inc., Class A	7,900	459,306
Virtu Financial, Inc., Class A	6,300	148,680

		21,608,265

Consumer Finance (0.0%)
Credit Acceptance Corp.(x)*	100	41,901
LendingTree, Inc. (x)*	900	260,577
SLM Corp.	9,800	68,894

		371,372

Insurance (0.8%)
Alleghany Corp.	200	97,828
Aon plc, Class A	26,200	5,046,120
Axis Capital Holdings Ltd.	800	32,448
Brown & Brown, Inc.	1,400	57,064
Erie Indemnity Co., Class A	1,643	315,292
Lincoln National Corp.	2,700	99,333
Marsh & McLennan Cos., Inc.	44,900	4,820,913
Primerica, Inc.	2,800	326,480
Progressive Corp. (The)	19,200	1,538,112
RenaissanceRe Holdings Ltd.	1,900	324,957

		12,658,547

Total Financials		34,638,184

Health Care (14.8%)
Biotechnology (4.1%)
AbbVie, Inc.	189,459	18,601,085
ACADIA Pharmaceuticals, Inc.*	12,400	601,028
Acceleron Pharma, Inc.*	4,900	466,823
Agios Pharmaceuticals, Inc.*	600	32,088
Alexion Pharmaceuticals, Inc.*	3,690	414,165
Alnylam Pharmaceuticals, Inc.*	13,000	1,925,430
Amgen, Inc.	67,400	15,896,964
Biogen, Inc.*	5,609	1,500,688
BioMarin Pharmaceutical, Inc.*	18,649	2,300,168
Bluebird Bio, Inc.*	3,300	201,432
Exact Sciences Corp.*	14,700	1,278,018
Exelixis, Inc.*	12,500	296,750
Global Blood Therapeutics, Inc.*	6,600	416,658
Immunomedics, Inc.*	23,500	832,840
Incyte Corp.*	20,800	2,162,576
Ionis Pharmaceuticals, Inc.*	7,300	430,408
Iovance Biotherapeutics, Inc.*	15,400	422,730
Moderna, Inc. (x)*	30,677	1,969,770
Neurocrine Biosciences, Inc.*	10,500	1,281,000
Regeneron Pharmaceuticals, Inc.*	11,100	6,922,515
Sage Therapeutics, Inc.*	400	16,632
Sarepta Therapeutics, Inc.*	8,500	1,362,890
Seattle Genetics, Inc.*	13,900	2,361,888
Vertex Pharmaceuticals, Inc.*	29,707	8,624,239

		70,318,785

See Notes to Financial Statements.

1033

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	75,900	$6,939,537
ABIOMED, Inc.*	5,100	1,231,956
Align Technology, Inc.*	8,900	2,442,516
Baxter International, Inc.	24,356	2,097,052
Cooper Cos., Inc. (The)	700	198,548
DexCom, Inc.*	10,500	4,256,700
Edwards Lifesciences Corp.*	70,476	4,870,597
Haemonetics Corp.*	5,300	474,668
Hill-Rom Holdings, Inc.	800	87,824
Hologic, Inc.*	20,400	1,162,800
ICU Medical, Inc.*	600	110,586
IDEXX Laboratories, Inc.*	9,594	3,167,555
Insulet Corp.*	7,200	1,398,672
Intuitive Surgical, Inc.*	13,263	7,557,655
Masimo Corp.*	5,500	1,253,945
Novocure Ltd.*	11,300	670,090
Penumbra, Inc.*	3,600	643,752
Quidel Corp.*	4,200	939,708
ResMed, Inc.	16,332	3,135,744
STERIS plc	500	76,720
Stryker Corp.	12,891	2,322,829
Tandem Diabetes Care, Inc.*	5,900	583,628
Teleflex, Inc.	3,400	1,237,532
Varian Medical Systems, Inc.*	1,290	158,051
West Pharmaceutical Services, Inc.	8,400	1,908,228

		48,926,893

Health Care Providers & Services (2.6%)
Amedisys, Inc.*	3,600	714,744
AmerisourceBergen Corp.	7,908	796,889
Anthem, Inc.	7,400	1,946,052
Cardinal Health, Inc.	33,400	1,743,146
Centene Corp.*	19,326	1,228,167
Chemed Corp.	1,800	811,926
Cigna Corp.	11,226	2,106,559
DaVita, Inc.*	1,500	118,710
Encompass Health Corp.	5,000	309,650
Guardant Health, Inc.*	8,400	681,492
HCA Healthcare, Inc.	15,800	1,533,548
Humana, Inc.	5,800	2,248,950
Laboratory Corp. of America Holdings*	600	99,666
McKesson Corp.	13,771	2,112,747
Molina Healthcare, Inc.*	4,500	800,910
UnitedHealth Group, Inc.	89,900	26,516,005

		43,769,161

Health Care Technology (0.5%)
Cerner Corp.	34,740	2,381,427
Change Healthcare, Inc.*	20,340	227,808
Livongo Health, Inc.(x)*	6,100	458,659
Teladoc Health, Inc.*	7,600	1,450,384
Veeva Systems, Inc., Class A*	15,245	3,573,733

		8,092,011

Life Sciences Tools & Services (1.5%)
10X Genomics, Inc., Class A*	6,200	553,722
Adaptive Biotechnologies Corp.*	8,037	388,830
Agilent Technologies, Inc.	3,000	265,110
Avantor, Inc.*	46,980	798,660
Bio-Techne Corp.	4,054	1,070,540
Bruker Corp.	5,000	203,400
Charles River Laboratories International, Inc.*	4,927	859,022
Illumina, Inc.*	16,791	6,218,547
IQVIA Holdings, Inc.*	8,200	1,163,416
Mettler-Toledo International, Inc.*	2,547	2,051,736
PerkinElmer, Inc.	2,400	235,416
PPD, Inc.*	5,915	158,522
PRA Health Sciences, Inc.*	6,100	593,469
Repligen Corp.*	5,900	729,299
Syneos Health, Inc.*	700	40,775
Thermo Fisher Scientific, Inc.	26,600	9,638,244
Waters Corp.*	542	97,777

		25,066,485

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	93,994	5,526,847
Eli Lilly and Co.	96,396	15,826,295
Horizon Therapeutics plc*	19,400	1,078,252
Johnson & Johnson	40,414	5,683,421
Merck & Co., Inc.	252,700	19,541,291
Reata Pharmaceuticals, Inc., Class A*	2,400	374,448
Zoetis, Inc.	49,150	6,735,516

		54,766,070

Total Health Care		250,939,405

Industrials (4.6%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	7,000	686,910
BWX Technologies, Inc.	6,900	390,816
HEICO Corp.	4,026	401,191
HEICO Corp., Class A	7,113	577,860
Huntington Ingalls Industries, Inc.	400	69,796
Lockheed Martin Corp.	28,331	10,338,548
Mercury Systems, Inc.*	5,000	393,300
Northrop Grumman Corp.	16,400	5,042,016
TransDigm Group, Inc.	1,353	598,094
Virgin Galactic Holdings, Inc.*	5,900	96,406

		18,594,937

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	2,358	186,423
Expeditors International of Washington, Inc.	11,576	880,239
United Parcel Service, Inc., Class B	53,259	5,921,336
XPO Logistics, Inc.*	500	38,625

		7,026,623

Building Products (0.2%)
Allegion plc	6,766	691,621
Armstrong World Industries, Inc.	2,000	155,920
Carrier Global Corp.	35,600	791,032
Trex Co., Inc.*	6,600	858,462

		2,497,035

See Notes to Financial Statements.

1034

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.4%)
Cintas Corp.	8,900	$2,370,604
Copart, Inc.*	23,208	1,932,530
IAA, Inc.*	3,600	138,852
MSA Safety, Inc.	900	102,996
Rollins, Inc.	14,800	627,372
Waste Management, Inc.	6,200	656,642

		5,828,996

Construction & Engineering (0.0%)
Quanta Services, Inc.	3,100	121,613

Electrical Equipment (0.1%)
Generac Holdings, Inc.*	6,300	768,159
Rockwell Automation, Inc.	6,412	1,365,756
Vertiv Holdings Co., Class A*	22,700	307,812

		2,441,727

Industrial Conglomerates (0.4%)
3M Co.	42,396	6,613,352
Roper Technologies, Inc.	1,673	649,559

		7,262,911

Machinery (0.3%)
Allison Transmission Holdings, Inc.	8,300	305,274
Donaldson Co., Inc.	1,480	68,850
Graco, Inc.	9,348	448,610
Illinois Tool Works, Inc.	15,900	2,780,115
Lincoln Electric Holdings, Inc.	2,700	227,448
Nordson Corp.	5,400	1,024,434
Toro Co. (The)	10,952	726,556

		5,581,287

Professional Services (0.7%)
CoreLogic, Inc.	450	30,249
CoStar Group, Inc.*	4,400	3,126,948
Equifax, Inc.	10,200	1,753,176
IHS Markit Ltd.	24,700	1,864,850
TransUnion	19,732	1,717,473
Verisk Analytics, Inc.	18,091	3,079,088

		11,571,784

Road & Rail (0.8%)
JB Hunt Transport Services, Inc.	2,570	309,274
Landstar System, Inc.	3,466	389,266
Old Dominion Freight Line, Inc.	9,600	1,628,064
Uber Technologies, Inc.*	119,900	3,726,492
Union Pacific Corp.	39,596	6,694,496

		12,747,592

Trading Companies & Distributors (0.2%)
Fastenal Co.	53,016	2,271,206
WW Grainger, Inc.	3,746	1,176,843

		3,448,049

Total Industrials		77,122,554

Information Technology (43.4%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	5,470	1,148,864
CommScope Holding Co., Inc.*	1,300	10,829
Lumentum Holdings, Inc.*	900	73,287
Motorola Solutions, Inc.	2,000	280,260
Ubiquiti, Inc.	800	139,648

		1,652,888

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	19,564	1,874,427
CDW Corp.	16,174	1,879,095
Cognex Corp.	18,800	1,122,736
Coherent, Inc.*	2,200	288,156
Dolby Laboratories, Inc., Class A	800	52,696
IPG Photonics Corp.*	200	32,078
Jabil, Inc.	3,100	99,448
Keysight Technologies, Inc.*	7,100	715,538
Zebra Technologies Corp., Class A*	5,507	1,409,517

		7,473,691

IT Services (8.6%)
Accenture plc, Class A	72,900	15,653,088
Akamai Technologies, Inc.*	15,050	1,611,704
Automatic Data Processing, Inc.	42,300	6,298,047
Black Knight, Inc.*	16,400	1,189,984
Booz Allen Hamilton Holding Corp.	15,650	1,217,413
Broadridge Financial Solutions, Inc.	13,087	1,651,449
CACI International, Inc., Class A*	500	108,440
Cognizant Technology Solutions Corp., Class A	4,314	245,121
EPAM Systems, Inc.*	6,100	1,537,261
Fastly, Inc., Class A(x)*	8,300	706,579
Fiserv, Inc.*	18,754	1,830,765
FleetCor Technologies, Inc.*	9,424	2,370,419
Gartner, Inc.*	9,850	1,195,101
Genpact Ltd.	8,254	301,436
GoDaddy, Inc., Class A*	18,850	1,382,271
Jack Henry & Associates, Inc.	6,800	1,251,404
Leidos Holdings, Inc.	1,400	131,138
Mastercard, Inc., Class A	100,970	29,856,829
MongoDB, Inc.*	4,800	1,086,432
Okta, Inc.*	13,150	2,633,025
Paychex, Inc.	28,880	2,187,660
PayPal Holdings, Inc.*	134,376	23,412,330
Science Applications International Corp.	800	62,144
Square, Inc., Class A*	41,302	4,334,232
StoneCo Ltd., Class A*	17,700	686,052
Switch, Inc., Class A	9,999	178,182
Twilio, Inc., Class A*	12,250	2,687,895
VeriSign, Inc.*	6,891	1,425,266
Visa, Inc., Class A	193,208	37,321,989
Western Union Co. (The)	9,055	195,769
WEX, Inc.*	400	66,004

		144,815,429

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	124,000	6,523,640
Analog Devices, Inc.	5,011	614,549
Applied Materials, Inc.	104,800	6,335,160
Broadcom, Inc.	42,411	13,385,336
Enphase Energy, Inc.*	12,000	570,840
Entegris, Inc.	14,300	844,415

See Notes to Financial Statements.

1035

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Inphi Corp.*	5,400	$634,500
KLA Corp.	17,700	3,442,296
Lam Research Corp.	16,598	5,368,789
Maxim Integrated Products, Inc.	9,978	604,767
Microchip Technology, Inc.	20,026	2,108,938
MKS Instruments, Inc.	4,700	532,228
Monolithic Power Systems, Inc.	5,000	1,185,000
NVIDIA Corp.	67,600	25,681,916
QUALCOMM, Inc.	128,786	11,746,571
SolarEdge Technologies, Inc.*	5,600	777,168
Teradyne, Inc.	18,800	1,588,788
Texas Instruments, Inc.	52,331	6,644,467
Universal Display Corp.	4,900	733,138
Xilinx, Inc.	27,863	2,741,440

		92,063,946

Software (18.7%)
2U, Inc.*	2,250	85,410
Adobe, Inc.*	55,034	23,956,851
Alteryx, Inc., Class A*	6,050	993,894
Anaplan, Inc.*	14,850	672,853
ANSYS, Inc.*	9,762	2,847,868
Aspen Technology, Inc.*	7,100	735,631
Atlassian Corp. plc, Class A*	14,295	2,576,960
Autodesk, Inc.*	16,680	3,989,689
Avalara, Inc.*	8,750	1,164,537
Bill.com Holdings, Inc.*	1,807	163,009
Cadence Design Systems, Inc.*	31,500	3,022,740
CDK Global, Inc.	1,683	69,710
Ceridian HCM Holding, Inc.*	8,450	669,831
Citrix Systems, Inc.	3,779	558,952
Cloudflare, Inc., Class A*	12,400	445,780
Coupa Software, Inc.*	7,600	2,105,504
Crowdstrike Holdings, Inc., Class A*	9,500	952,755
Datadog, Inc., Class A (x)*	17,400	1,512,930
DocuSign, Inc.*	20,150	3,470,031
Dropbox, Inc., Class A*	28,000	609,560
Dynatrace, Inc.*	17,343	704,126
Elastic NV*	6,173	569,212
Everbridge, Inc.*	3,900	539,604
Fair Isaac Corp.*	3,200	1,337,728
FireEye, Inc.*	5,600	68,180
Five9, Inc.*	7,000	774,690
Fortinet, Inc.*	15,150	2,079,640
Globant SA*	4,100	614,385
Guidewire Software, Inc.*	1,800	199,530
HubSpot, Inc.*	4,750	1,065,662
Intuit, Inc.	28,879	8,553,671
LogMeIn, Inc.	465	39,418
Manhattan Associates, Inc.*	6,400	602,880
Medallia, Inc. (x)*	9,344	235,843
Microsoft Corp.#	857,049	174,418,042
New Relic, Inc.*	5,750	396,175
NortonLifeLock, Inc.	63,700	1,263,171
Nutanix, Inc., Class A*	20,300	481,212
Oracle Corp.	198,713	10,982,868
PagerDuty, Inc. (x)*	7,800	223,236
Palo Alto Networks, Inc.*	11,166	2,564,495
Paycom Software, Inc.*	5,650	1,749,974
Paylocity Holding Corp.*	3,950	576,266
Pegasystems, Inc.	3,950	399,622
Pluralsight, Inc., Class A*	10,661	192,431
Proofpoint, Inc.*	6,450	716,724
PTC, Inc.*	11,850	921,812
RealPage, Inc.*	8,750	568,838
RingCentral, Inc., Class A*	8,700	2,479,587
salesforce.com, Inc.*	91,858	17,207,759
ServiceNow, Inc.*	21,739	8,805,599
Slack Technologies, Inc., Class A*	42,800	1,330,652
Smartsheet, Inc., Class A*	12,600	641,592
Splunk, Inc.*	18,200	3,616,340
SS&C Technologies Holdings, Inc.	5,300	299,344
Synopsys, Inc.*	15,900	3,100,500
Teradata Corp.*	9,550	198,640
Trade Desk, Inc. (The), Class A*	4,650	1,890,225
Tyler Technologies, Inc.*	4,450	1,543,616
VMware, Inc., Class A*	8,966	1,388,475
Workday, Inc., Class A*	19,610	3,674,130
Zendesk, Inc.*	12,850	1,137,611
Zoom Video Communications, Inc., Class A*	19,100	4,842,614
Zscaler, Inc.*	8,000	876,000

		316,476,614

Technology Hardware, Storage & Peripherals (10.2%)
Apple, Inc.	468,084	170,757,043
Dell Technologies, Inc., Class C*	994	54,611
NetApp, Inc.	13,700	607,869
Pure Storage, Inc., Class A*	15,800	273,814

		171,693,337

Total Information Technology		734,175,905

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	3,200	772,672
Ecolab, Inc.	5,641	1,122,277
FMC Corp.	2,900	288,898
NewMarket Corp.	700	280,336
RPM International, Inc.	12,200	915,732
Scotts Miracle-Gro Co. (The)	4,293	577,280
Sherwin-Williams Co. (The)	9,471	5,472,817
W R Grace & Co.	2,200	111,782

		9,541,794

Containers & Packaging (0.2%)
Amcor plc	27,400	279,754
Avery Dennison Corp.	3,900	444,951
Ball Corp.	34,100	2,369,609
Berry Global Group, Inc.*	5,100	226,032
Crown Holdings, Inc.*	1,503	97,890
Graphic Packaging Holding Co.	6,900	96,531

		3,514,767

Metals & Mining (0.0%)
Royal Gold, Inc.	5,300	658,896

Total Materials		13,715,457

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
American Tower Corp. (REIT)	50,520	13,061,441
Americold Realty Trust (REIT)	2,200	79,860

See Notes to Financial Statements.

1036

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Brookfield Property REIT, Inc. (REIT), Class A (x)	5,800	$57,768
CoreSite Realty Corp. (REIT)	3,100	375,286
Crown Castle International Corp. (REIT)	44,317	7,416,450
Equinix, Inc. (REIT)	10,052	7,059,520
Equity LifeStyle Properties, Inc. (REIT)	8,100	506,088
Extra Space Storage, Inc. (REIT)	10,100	932,937
Iron Mountain, Inc. (REIT)	19,100	498,510
Public Storage (REIT)	11,262	2,161,065
SBA Communications Corp. (REIT)	1,718	511,826
Simon Property Group, Inc. (REIT)	27,361	1,870,945

Total Real Estate		34,531,696

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	9,600	312,576

Total Utilities		312,576

Total Common Stocks (98.9%) (Cost $561,495,872)		1,672,564,709

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $443,890)	9,600	479,232

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $79,200)	16,500	2,772

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $63,476, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $64,746. (xx)	63,476	63,476
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $33,632, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $37,372. (xx)	33,632	33,632
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $2,813,371, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $2,869,633. (xx)	2,813,366	2,813,366
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $700,004, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $777,852. (xx)	700,000	700,000

Total Repurchase Agreements		3,710,474

Total Short-Term Investments (0.2%) (Cost $3,710,474)		3,710,474

Total Investments in Securities (99.1%) (Cost $565,729,436)		1,676,757,187
Other Assets Less Liabilities (0.9%)		15,166,202

Net Assets (100%)		$1,691,923,389

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,501,858.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $4,922,672. This was collateralized by $1,195,694 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $3,710,474 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD — United States Dollar

See Notes to Financial Statements.

1037

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	120	9/2020	USD	18,541,200	324,017

					324,017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$186,490,349	$—	$—	$186,490,349
Consumer Discretionary	258,644,199	—	—	258,644,199
Consumer Staples	80,701,285	—	—	80,701,285
Energy	1,293,099	—	—	1,293,099
Financials	34,638,184	—	—	34,638,184
Health Care	250,939,405	—	—	250,939,405
Industrials	77,122,554	—	—	77,122,554
Information Technology	734,175,905	—	—	734,175,905
Materials	13,715,457	—	—	13,715,457
Real Estate	34,531,696	—	—	34,531,696
Utilities	312,576	—	—	312,576
Futures	324,017	—	—	324,017
Master Limited Partnership
Financials	479,232	—	—	479,232
Rights
Communication Services	2,772	—	—	2,772
Short-Term Investments
Repurchase Agreements	—	3,710,474	—	3,710,474

Total Assets	$1,673,370,730	$3,710,474	$—	$1,677,081,204

Total Liabilities	$—	$—	$—	$—

Total	$1,673,370,730	$3,710,474	$—	$1,677,081,204

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$324,017	*

Total		$324,017

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$543,567	$543,567

Total	$543,567	$543,567

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(41,661)	$(41,661)

Total	$(41,661)	$(41,661)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $15,391,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$221,080,638
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$267,280,680

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,115,737,216
Aggregate gross unrealized depreciation	(4,663,770)

Net unrealized appreciation	$1,111,073,446

Federal income tax cost of investments in securities and derivative instruments, if applicable	$566,007,758

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $562,018,962)	$1,673,046,713
Repurchase Agreements (Cost $3,710,474)	3,710,474
Cash	19,315,252
Dividends, interest and other receivables	620,662
Due from broker for futures variation margin	255,001
Receivable for Portfolio shares sold	243,628
Due from Custodian	91,742
Securities lending income receivable	9,019
Other assets	18,650

Total assets	1,697,311,141

LIABILITIES
Payable for return of collateral on securities loaned	3,710,473
Payable for Portfolio shares redeemed	524,734
Investment management fees payable	478,227
Distribution fees payable – Class IB	308,242
Administrative fees payable	132,299
Payable for securities purchased	131,250
Distribution fees payable – Class IA	21,214
Accrued expenses	81,313

Total liabilities	5,387,752

NET ASSETS	$1,691,923,389

Net assets were comprised of:
Paid in capital	$475,356,255
Total distributable earnings (loss)	1,216,567,134

Net assets	$1,691,923,389

Class IA
Net asset value, offering and redemption price per share, $105,414,501 / 5,781,328 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.23

Class IB
Net asset value, offering and redemption price per share, $1,526,879,742 / 86,656,796 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.62

Class K
Net asset value, offering and redemption price per share, $59,629,146 / 3,265,093 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.26

(x)	Includes value of securities on loan of $4,922,672.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$8,933,608
Income from non-cash dividends	624,597
Interest	58,299
Securities lending (net)	28,559

Total income	9,645,063

EXPENSES
Investment management fees	2,706,273
Distribution fees – Class IB	1,742,297
Administrative fees	738,873
Distribution fees – Class IA	119,601
Printing and mailing expenses	65,732
Professional fees	47,157
Custodian fees	34,118
Trustees’ fees	24,575
Miscellaneous	142,608

Total expenses	5,621,234

NET INVESTMENT INCOME (LOSS)	4,023,829

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	87,202,734
Futures contracts	543,567

Net realized gain (loss)	87,746,301

Change in unrealized appreciation (depreciation) on:
Investments in securities	50,148,544
Futures contracts	(41,661)

Net change in unrealized appreciation (depreciation)	50,106,883

NET REALIZED AND UNREALIZED GAIN (LOSS)	137,853,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$141,877,013

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,023,829	$9,360,442
Net realized gain (loss)	87,746,301	108,990,889
Net change in unrealized appreciation (depreciation)	50,106,883	315,906,464

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	141,877,013	434,257,795

Distributions to shareholders:
Class IA	—	(6,972,395)
Class IB	—	(105,457,050)
Class K	—	(4,274,143)

Total distributions to shareholders	—	(116,703,588)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [423,206 and 1,247,011 shares, respectively]	6,816,359	18,413,485
Capital shares issued in reinvestment of dividends and distributions [0 and 427,515 shares, respectively]	—	6,972,395
Capital shares repurchased [(559,853) and (807,189) shares, respectively]	(9,107,492)	(12,806,027)

Total Class IA transactions	(2,291,133)	12,579,853

Class IB
Capital shares sold [4,978,872 and 5,573,038 shares, respectively]	78,697,259	85,214,359
Capital shares issued in reinvestment of dividends and distributions [0 and 6,689,641 shares, respectively]	—	105,457,050
Capital shares repurchased [(7,646,295) and (11,913,469) shares, respectively]	(119,735,243)	(182,600,074)

Total Class IB transactions	(41,037,984)	8,071,335

Class K
Capital shares sold [298,283 and 246,928 shares, respectively]	4,968,431	3,908,904
Capital shares issued in reinvestment of dividends and distributions [0 and 261,970 shares, respectively]	—	4,274,143
Capital shares repurchased [(546,048) and (2,166,561) shares, respectively]	(9,078,468)	(29,955,192)

Total Class K transactions	(4,110,037)	(21,772,145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,439,154)	(1,120,957)

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,437,859	316,433,250
NET ASSETS:
Beginning of period	1,597,485,530	1,281,052,280

End of period	$1,691,923,389	$1,597,485,530

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.68		$13.29	$14.58	$11.81	$11.81	$12.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.10	0.10	0.10	0.11	0.11
Net realized and unrealized gain (loss)	1.51		4.55	(0.36)	3.35	0.64	0.47

Total from investment operations	1.55		4.65	(0.26)	3.45	0.75	0.58

Less distributions:
Dividends from net investment income	—		(0.10)	(0.10)	(0.10)	(0.12)	(0.11)
Distributions from net realized gains	—		(1.16)	(0.93)	(0.58)	(0.63)	(1.14)

Total dividends and distributions	—		(1.26)	(1.03)	(0.68)	(0.75)	(1.25)

Net asset value, end of period	$18.23		$16.68	$13.29	$14.58	$11.81	$11.81

Total return (b)	9.29%		35.27%	(2.24)%	29.27%	6.32%	4.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,415		$98,735	$67,106	$70,140	$49,353	$42,712
Ratio of expenses to average net assets:
After waivers (a)(f)	0.74%		0.73%	0.74%	0.72%	0.73%	0.72%
Before waivers (a)(f)	0.74%		0.73%	0.74%	0.72%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.51%		0.64%	0.64%	0.75%	0.95%	0.87%
Before waivers (a)(f)	0.51%		0.64%	0.64%	0.75%	0.95%	0.87%
Portfolio turnover rate^	14	%(z)	15%	13%	13%	13%	17%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.12		$12.87	$14.15	$11.48	$11.50	$12.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.10	0.10	0.10	0.11	0.11
Net realized and unrealized gain (loss)	1.46		4.41	(0.35)	3.25	0.62	0.46

Total from investment operations	1.50		4.51	(0.25)	3.35	0.73	0.57

Less distributions:
Dividends from net investment income	—		(0.10)	(0.10)	(0.10)	(0.12)	(0.11)
Distributions from net realized gains	—		(1.16)	(0.93)	(0.58)	(0.63)	(1.14)

Total dividends and distributions	—		(1.26)	(1.03)	(0.68)	(0.75)	(1.25)

Net asset value, end of period	$17.62		$16.12	$12.87	$14.15	$11.48	$11.50

Total return (b)	9.31%		35.33%	(2.24)%	29.24%	6.29%	4.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,526,880		$1,440,121	$1,145,248	$1,253,336	$1,013,708	$1,013,947
Ratio of expenses to average net assets:
After waivers (a)(f)	0.74%		0.73%	0.74%	0.72%	0.73%	0.72%
Before waivers (a)(f)	0.74%		0.73%	0.74%	0.72%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.51%		0.63%	0.63%	0.75%	0.95%	0.87%
Before waivers (a)(f)	0.51%		0.63%	0.63%	0.75%	0.95%	0.87%
Portfolio turnover rate^	14	%(z)	15%	13%	13%	13%	17%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.69		$13.29	$14.58	$11.81	$11.81	$12.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.14	0.14	0.14	0.14	0.14
Net realized and unrealized gain (loss)	1.51		4.56	(0.36)	3.35	0.65	0.48

Total from investment operations	1.57		4.70	(0.22)	3.49	0.79	0.62

Less distributions:
Dividends from net investment income	—		(0.14)	(0.14)	(0.14)	(0.16)	(0.15)
Distributions from net realized gains	—		(1.16)	(0.93)	(0.58)	(0.63)	(1.14)

Total dividends and distributions	—		(1.30)	(1.07)	(0.72)	(0.79)	(1.29)

Net asset value, end of period	$18.26		$16.69	$13.29	$14.58	$11.81	$11.81

Total return (b)	9.41%		35.65%	(1.99)%	29.55%	6.59%	5.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$59,629		$58,629	$68,699	$83,483	$100,219	$173,240
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49%		0.48%	0.48%	0.47%	0.48%	0.47%
Before waivers (a)(f)	0.49%		0.48%	0.48%	0.47%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.76%		0.87%	0.90%	1.01%	1.21%	1.11%
Before waivers (a)(f)	0.76%		0.87%	0.90%	1.01%	1.21%	1.11%
Portfolio turnover rate^	14	%(z)	15%	13%	13%	13%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1043

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	33.3%
Consumer Discretionary	14.3
Health Care	11.9
Communication Services	10.3
Exchange Traded Funds	9.4
Consumer Staples	4.2
Industrials	4.1
Investment Companies	2.9
Financials	2.4
Real Estate	1.1
Repurchase Agreements	0.8
Materials	0.6
Energy	0.1
Utilities	0.0 #
Cash and Other	4.6

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,070.70	$4.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.65	4.25
Class IB
Actual	1,000.00	1,070.67	4.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.65	4.25
Class K
Actual	1,000.00	1,072.04	3.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.90	3.00

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.3%)
Entertainment (1.8%)
Activision Blizzard, Inc.	65,376	$4,962,038
Electronic Arts, Inc.*	7,030	928,312
Live Nation Entertainment, Inc.*	25,113	1,113,259
Netflix, Inc.*	100,809	45,872,127
Roku, Inc.*	18,011	2,098,822
Sea Ltd. (ADR)*	34,000	3,646,160
Spotify Technology SA*	41,139	10,621,678
Take-Two Interactive Software, Inc.*	18,415	2,570,182
Walt Disney Co. (The)	158,630	17,688,831
World Wrestling Entertainment, Inc., Class A	8,126	353,075
Zynga, Inc., Class A*	129,265	1,233,188

		91,087,672

Interactive Media & Services (8.0%)
Alphabet, Inc., Class A*	62,242	88,262,268
Alphabet, Inc., Class C*	74,726	105,633,421
Facebook, Inc., Class A*	763,051	173,265,991
IAC/InterActiveCorp*	24,058	7,780,357
Match Group, Inc. (x)*	29,209	3,126,823
Pinterest, Inc., Class A*	59,054	1,309,227
Snap, Inc., Class A*	205,294	4,822,356
Tencent Holdings Ltd.	66,200	4,252,278
Zillow Group, Inc., Class A*	1,121	64,435
Zillow Group, Inc., Class C*	2,639	152,033

		388,669,189

Media (0.5%)
Altice USA, Inc., Class A*	57,290	1,291,317
Cable One, Inc.	900	1,597,365
Charter Communications, Inc., Class A*	23,957	12,219,028
Comcast Corp., Class A	201,188	7,842,308
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,704	58,822
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,563	122,746
Nexstar Media Group, Inc., Class A	4,968	415,772
Sirius XM Holdings, Inc.	125,675	737,712

		24,285,070

Total Communication Services		504,041,931

Consumer Discretionary (14.3%)
Auto Components (0.1%)
Aptiv plc	31,240	2,434,221

Automobiles (0.7%)
Ferrari NV	22,796	3,898,344
Tesla, Inc.*	26,234	28,327,736

		32,226,080

Distributors (0.0%)
Pool Corp.	6,864	1,866,116

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	7,085	830,362
Chegg, Inc.*	21,435	1,441,718
frontdoor, Inc.*	2,546	112,864
H&R Block, Inc.	24,012	342,892

		2,727,836

Hotels, Restaurants & Leisure (1.8%)
Chipotle Mexican Grill, Inc.*	8,104	8,528,326
Domino’s Pizza, Inc.	6,899	2,548,767
DraftKings, Inc., Class A (x)*	28,840	959,218
Dunkin’ Brands Group, Inc.	140,921	9,192,277
Las Vegas Sands Corp.	25,154	1,145,513
McDonald’s Corp.	72,226	13,323,530
Planet Fitness, Inc., Class A*	8,060	488,194
Starbucks Corp.	441,912	32,520,304
Vail Resorts, Inc.	566	103,097
Wendy’s Co. (The)	31,744	691,384
Wynn Resorts Ltd.	32,698	2,435,674
Yum China Holdings, Inc.	168,415	8,095,709
Yum! Brands, Inc.	61,224	5,320,978

		85,352,971

Household Durables (0.0%)
NVR, Inc.*	60	195,525
Tempur Sealy International, Inc.*	6,199	446,018

		641,543

Internet & Direct Marketing Retail (7.7%)
Alibaba Group Holding Ltd. (ADR)*	181,886	39,232,810
Amazon.com, Inc.*	107,311	296,051,733
Booking Holdings, Inc.*	9,641	15,351,750
eBay, Inc.	368,557	19,330,814
Etsy, Inc.*	20,899	2,220,101
Expedia Group, Inc.	2,681	220,378
Grubhub, Inc.*	1,563	109,879
Wayfair, Inc., Class A (x)*	10,629	2,100,397

		374,617,862

Leisure Products (0.2%)
Hasbro, Inc.	150,225	11,259,364
Mattel, Inc. (x)*	36,615	354,067
Peloton Interactive, Inc., Class A*	4,207	243,038
Polaris, Inc.	1,059	98,011

		11,954,480

Multiline Retail (0.4%)
Dollar General Corp.	87,990	16,762,975
Dollar Tree, Inc.*	19,932	1,847,298
Dollarama, Inc.	27,597	918,002
Ollie’s Bargain Outlet Holdings, Inc.*	8,463	826,412

		20,354,687

Specialty Retail (2.0%)
AutoZone, Inc.*	2,444	2,757,125
Best Buy Co., Inc.	7,075	617,435
Burlington Stores, Inc.*	10,191	2,006,914
CarMax, Inc.*	16,438	1,472,023
Carvana Co. (x)*	31,407	3,775,121
Five Below, Inc.*	9,666	1,033,392
Floor & Decor Holdings, Inc., Class A*	14,378	828,892
Home Depot, Inc. (The)	112,991	28,305,375

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Lowe’s Cos., Inc.	134,081	$18,117,025
O’Reilly Automotive, Inc.*	12,966	5,467,373
Ross Stores, Inc.	101,427	8,645,638
TJX Cos., Inc. (The)	172,149	8,703,853
Tractor Supply Co.	20,467	2,697,346
Ulta Beauty, Inc.*	8,868	1,803,929
Williams-Sonoma, Inc.	133,348	10,935,869

		97,167,310

Textiles, Apparel & Luxury Goods (1.3%)
Burberry Group plc (ADR)	308,050	6,216,449
Lululemon Athletica, Inc.*	34,645	10,809,586
LVMH Moet Hennessy Louis Vuitton SE	19,542	8,559,375
NIKE, Inc., Class B	264,464	25,930,695
Ralph Lauren Corp.	111,600	8,093,232
Under Armour, Inc., Class A*	608,492	5,926,712
VF Corp.	3,355	204,454

		65,740,503

Total Consumer Discretionary		695,083,609

Consumer Staples (4.2%)
Beverages (2.2%)
Boston Beer Co., Inc. (The), Class A*	1,535	823,758
Brown-Forman Corp., Class A	6,538	376,392
Brown-Forman Corp., Class B	27,251	1,734,799
Coca-Cola Co. (The)	676,043	30,205,601
Diageo plc (ADR)	55,325	7,435,127
Heineken NV (ADR)	223,075	10,285,988
Monster Beverage Corp.*	374,985	25,993,960
PepsiCo, Inc.	220,386	29,148,253

		106,003,878

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	69,124	20,959,088
Grocery Outlet Holding Corp.*	6,574	268,219
Sprouts Farmers Market, Inc.*	17,590	450,128
Sysco Corp.	61,167	3,343,388
Walmart, Inc.	74,428	8,914,986

		33,935,809

Food Products (0.4%)
Beyond Meat, Inc.*	7,280	975,374
Campbell Soup Co.	15,308	759,736
Hershey Co. (The)	20,172	2,614,695
Kellogg Co.	14,707	971,544
Lamb Weston Holdings, Inc.	5,903	377,379
McCormick & Co., Inc. (Non-Voting)	12,385	2,221,993
Nestle SA (Registered)	82,667	9,132,653
Pilgrim’s Pride Corp.*	3,362	56,784

		17,110,158

Household Products (0.7%)
Church & Dwight Co., Inc.	43,543	3,365,874
Clorox Co. (The)	15,769	3,459,246
Colgate-Palmolive Co.	83,094	6,087,466
Energizer Holdings, Inc.	8,716	413,923
Procter & Gamble Co. (The)	193,251	23,107,022
Reynolds Consumer Products, Inc.	2,874	99,843

		36,533,374

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	35,118	6,626,064
Herbalife Nutrition Ltd.*	2,327	104,669

		6,730,733

Tobacco (0.1%)
Altria Group, Inc.	143,901	5,648,114

Total Consumer Staples		205,962,066

Energy (0.1%)
Energy Equipment & Services (0.1%)
Schlumberger Ltd.	195,388	3,593,185

Oil, Gas & Consumable Fuels (0.0%)
Cheniere Energy, Inc.*	40,971	1,979,719
Equitrans Midstream Corp. (x)	3,710	30,830

		2,010,549

Total Energy		5,603,734

Financials (2.4%)
Capital Markets (1.7%)
Ares Management Corp.	17,364	689,351
BlackRock, Inc.	11,870	6,458,348
Carlyle Group, Inc. (The)	1,938	54,070
Cboe Global Markets, Inc.	17,523	1,634,545
FactSet Research Systems, Inc.	33,001	10,839,839
Goldman Sachs Group, Inc. (The)	10,950	2,163,939
Intercontinental Exchange, Inc.	33,587	3,076,569
LPL Financial Holdings, Inc.	1,098	86,083
MarketAxess Holdings, Inc.	6,530	3,271,008
Moody’s Corp.	28,798	7,911,675
Morningstar, Inc.	3,405	480,003
MSCI, Inc.	59,323	19,803,204
S&P Global, Inc.	34,951	11,515,656
SEI Investments Co.	161,617	8,885,703
T. Rowe Price Group, Inc.	10,342	1,277,237
TD Ameritrade Holding Corp.	11,006	400,398
Tradeweb Markets, Inc., Class A	28,746	1,671,292
Virtu Financial, Inc., Class A	9,882	233,215
XP, Inc., Class A*	13,823	580,704

		81,032,839

Consumer Finance (0.2%)
American Express Co.	97,275	9,260,580
Credit Acceptance Corp. (x)*	118	49,443
LendingTree, Inc. (x)*	1,339	387,681
SLM Corp.	15,304	107,587

		9,805,291

Insurance (0.5%)
Alleghany Corp.	260	127,177
Aon plc, Class A	40,658	7,830,731
Axis Capital Holdings Ltd.	1,754	71,142
Brown & Brown, Inc.	2,611	106,424
Chubb Ltd.	38,940	4,930,583
Erie Indemnity Co., Class A	2,704	518,898
Lincoln National Corp.	4,228	155,548

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Marsh & McLennan Cos., Inc.	69,498	$7,462,000
Primerica, Inc.	4,394	512,340
Progressive Corp. (The)	29,757	2,383,833
RenaissanceRe Holdings Ltd.	2,555	436,982

		24,535,658

Total Financials		115,373,788

Health Care (11.9%)
Biotechnology (3.3%)
AbbVie, Inc.	318,975	31,316,965
ACADIA Pharmaceuticals, Inc.*	19,363	938,525
Acceleron Pharma, Inc.*	7,642	728,053
Agios Pharmaceuticals, Inc.*	984	52,624
Alexion Pharmaceuticals, Inc.*	5,803	651,329
Alnylam Pharmaceuticals, Inc.*	20,237	2,997,302
Amgen, Inc.	104,424	24,629,445
Argenx SE (ADR)*	2,033	457,893
Biogen, Inc.*	8,738	2,337,852
BioMarin Pharmaceutical, Inc.*	108,218	13,347,608
Bluebird Bio, Inc.*	5,126	312,891
Exact Sciences Corp.*	22,874	1,988,666
Exelixis, Inc.*	19,033	451,843
Global Blood Therapeutics, Inc. (x)*	10,362	654,153
Immunomedics, Inc.*	36,464	1,292,284
Incyte Corp.*	55,849	5,806,620
Ionis Pharmaceuticals, Inc.*	11,379	670,906
Iovance Biotherapeutics, Inc.*	23,947	657,345
Moderna, Inc. (x)*	47,575	3,054,791
Neurocrine Biosciences, Inc.*	16,286	1,986,892
Regeneron Pharmaceuticals, Inc.*	67,164	41,886,829
Sage Therapeutics, Inc.*	670	27,859
Sarepta Therapeutics, Inc.*	13,178	2,112,960
Seattle Genetics, Inc.*	21,549	3,661,606
Vertex Pharmaceuticals, Inc.*	67,780	19,677,212

		161,700,453

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	265,199	24,247,145
ABIOMED, Inc.*	7,839	1,893,589
Alcon, Inc.*	37,543	2,151,072
Align Technology, Inc. (x)*	39,134	10,739,935
Baxter International, Inc.	37,831	3,257,249
Cooper Cos., Inc. (The)	1,121	317,960
DexCom, Inc.*	16,298	6,607,209
Edwards Lifesciences Corp.*	109,349	7,557,109
Haemonetics Corp.*	8,227	736,810
Hill-Rom Holdings, Inc.	1,381	151,606
Hologic, Inc.*	31,695	1,806,615
ICU Medical, Inc.*	833	153,530
IDEXX Laboratories, Inc.*	14,902	4,920,044
Insulet Corp.*	11,160	2,167,942
Intuitive Surgical, Inc.*	39,946	22,762,429
Masimo Corp.*	8,521	1,942,703
Novocure Ltd.*	17,598	1,043,561
Penumbra, Inc.*	5,668	1,013,552
Quidel Corp.*	6,579	1,471,985
ResMed, Inc.	25,389	4,874,688
STERIS plc	868	133,186
Stryker Corp.	47,257	8,515,239
Tandem Diabetes Care, Inc.*	9,225	912,537
Teleflex, Inc.	5,173	1,882,869
Varian Medical Systems, Inc.*	23,780	2,913,526
West Pharmaceutical Services, Inc.	12,997	2,952,529

		117,126,619

Health Care Providers & Services (2.0%)
Amedisys, Inc.*	5,594	1,110,633
AmerisourceBergen Corp.	12,387	1,248,238
Anthem, Inc.	28,256	7,430,763
Cardinal Health, Inc.	51,803	2,703,599
Centene Corp.*	99,400	6,316,870
Chemed Corp.	2,744	1,237,736
Cigna Corp.	46,573	8,739,423
DaVita, Inc.*	2,451	193,972
Encompass Health Corp.	7,858	486,646
Guardant Health, Inc.*	13,150	1,066,860
HCA Healthcare, Inc.	52,481	5,093,806
Humana, Inc.	12,598	4,884,875
Laboratory Corp. of America Holdings*	938	155,811
McKesson Corp.	21,324	3,271,528
Molina Healthcare, Inc.*	6,993	1,244,614
UnitedHealth Group, Inc.	170,151	50,186,037

		95,371,411

Health Care Technology (0.5%)
Cerner Corp.	198,275	13,591,751
Change Healthcare, Inc.*	31,536	353,203
Livongo Health, Inc. (x)*	9,540	717,313
Teladoc Health, Inc.*	11,822	2,256,110
Veeva Systems, Inc., Class A*	23,661	5,546,612

		22,464,989

Life Sciences Tools & Services (1.0%)
10X Genomics, Inc., Class A*	9,633	860,323
Adaptive Biotechnologies Corp.*	12,592	609,201
Agilent Technologies, Inc.	4,443	392,628
Avantor, Inc.*	72,924	1,239,708
Bio-Techne Corp.	6,321	1,669,186
Bruker Corp.	7,768	316,002
Charles River Laboratories International, Inc.*	7,739	1,349,295
Illumina, Inc.*	49,208	18,224,183
IQVIA Holdings, Inc.*	12,764	1,810,956
Mettler-Toledo International, Inc.*	3,927	3,163,395
PerkinElmer, Inc.	3,782	370,976
PPD, Inc.*	9,262	248,222
PRA Health Sciences, Inc.*	9,612	935,152
Repligen Corp.*	9,246	1,142,898
Syneos Health, Inc.*	1,185	69,026
Thermo Fisher Scientific, Inc.	41,127	14,901,957
Waters Corp.*	802	144,681

		47,447,789

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	145,795	8,572,746
Eli Lilly and Co.	149,430	24,533,417
Horizon Therapeutics plc*	30,115	1,673,792
Johnson & Johnson	134,633	18,933,439

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	391,707	$30,290,702
Novartis AG (ADR)	83,586	7,300,401
Novo Nordisk A/S (ADR)	70,358	4,607,042
Reata Pharmaceuticals, Inc., Class A*	3,756	586,011
Roche Holding AG (ADR)	350,362	15,198,704
Zoetis, Inc.	158,666	21,743,589

		133,439,843

Total Health Care		577,551,104

Industrials (4.1%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	10,961	1,075,603
Boeing Co. (The)	86,679	15,888,261
BWX Technologies, Inc.	10,500	594,720
HEICO Corp.	6,284	626,200
HEICO Corp., Class A	11,070	899,327
Huntington Ingalls Industries, Inc.	666	116,210
Lockheed Martin Corp.	43,896	16,018,528
Mercury Systems, Inc.*	7,868	618,897
Northrop Grumman Corp.	25,460	7,827,422
Teledyne Technologies, Inc.*	7,791	2,422,612
TransDigm Group, Inc.	2,054	907,971
Virgin Galactic Holdings, Inc.*	9,166	149,773

		47,145,524

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	3,684	291,257
Expeditors International of Washington, Inc.	207,198	15,755,336
United Parcel Service, Inc., Class B	82,562	9,179,243
XPO Logistics, Inc.*	804	62,109

		25,287,945

Building Products (0.1%)
Allegion plc	10,410	1,064,110
Armstrong World Industries, Inc.	3,121	243,313
Carrier Global Corp.	55,222	1,227,033
Trex Co., Inc.*	10,238	1,331,657

		3,866,113

Commercial Services & Supplies (0.3%)
Cintas Corp.	25,910	6,901,388
Copart, Inc.*	35,978	2,995,888
IAA, Inc.*	5,657	218,191
MSA Safety, Inc.	1,430	163,649
Rollins, Inc.	23,278	986,754
Waste Management, Inc.	9,658	1,022,879

		12,288,749

Construction & Engineering (0.0%)
Quanta Services, Inc.	4,498	176,457

Electrical Equipment (0.1%)
Generac Holdings, Inc.*	9,866	1,202,961
Rockwell Automation, Inc.	9,979	2,125,527
Vertiv Holdings Co., Class A*	35,280	478,397

		3,806,885

Industrial Conglomerates (0.4%)
3M Co.	65,793	10,263,050
General Electric Co.	325,700	2,224,531
Roper Technologies, Inc.	15,465	6,004,441

		18,492,022

Machinery (0.6%)
Allison Transmission Holdings, Inc.	12,923	475,308
Cummins, Inc.	13,300	2,304,358
Deere & Co.	80,022	12,575,457
Donaldson Co., Inc.	2,315	107,694
Fortive Corp.	47,216	3,194,634
Graco, Inc.	14,618	701,518
Illinois Tool Works, Inc.	24,729	4,323,866
Lincoln Electric Holdings, Inc.	4,303	362,485
Nordson Corp.	8,393	1,592,236
Parker-Hannifin Corp.	11,600	2,125,932
Toro Co. (The)	16,700	1,107,878
Westinghouse Air Brake Technologies Corp.	37,727	2,171,943

		31,043,309

Professional Services (0.5%)
CoreLogic, Inc.	803	53,978
CoStar Group, Inc.*	6,812	4,841,084
Equifax, Inc.	34,466	5,924,016
IHS Markit Ltd.	38,226	2,886,063
TransUnion	87,958	7,655,864
Verisk Analytics, Inc.	28,091	4,781,088

		26,142,093

Road & Rail (0.5%)
JB Hunt Transport Services, Inc.	20,979	2,524,613
Landstar System, Inc.	5,549	623,208
Old Dominion Freight Line, Inc.	14,891	2,525,364
Uber Technologies, Inc.*	185,986	5,780,445
Union Pacific Corp.	73,313	12,395,029

		23,848,659

Trading Companies & Distributors (0.1%)
Fastenal Co.	82,252	3,523,675
WW Grainger, Inc.	5,786	1,817,730

		5,341,405

Total Industrials		197,439,161

Information Technology (33.3%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	8,543	1,794,286
Cisco Systems, Inc.	197,506	9,211,680
Lumentum Holdings, Inc.*	1,417	115,386
Motorola Solutions, Inc.	3,073	430,620
Ubiquiti, Inc. (x)	1,163	203,013

		11,754,985

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	30,327	2,905,630
CDW Corp.	25,124	2,918,906
Cognex Corp.	29,166	1,741,794
Coherent, Inc.*	3,528	462,097
Dolby Laboratories, Inc., Class A	1,490	98,146
IPG Photonics Corp.*	449	72,015

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Jabil, Inc.	4,183	$134,191
Keysight Technologies, Inc.*	11,132	1,121,883
Zebra Technologies Corp., Class A*	8,535	2,184,533

		11,639,195

IT Services (7.5%)
Accenture plc, Class A (x)	165,942	35,631,066
Akamai Technologies, Inc.*	23,332	2,498,624
Automatic Data Processing, Inc.	132,431	19,717,652
Black Knight, Inc.*	25,574	1,855,649
Booz Allen Hamilton Holding Corp.	24,366	1,895,431
Broadridge Financial Solutions, Inc.	20,264	2,557,114
CACI International, Inc., Class A*	708	153,551
Cognizant Technology Solutions Corp., Class A	7,132	405,240
EPAM Systems, Inc.*	9,411	2,371,666
Fastly, Inc., Class A (x)*	12,898	1,098,007
Fidelity National Information Services, Inc.	62,488	8,379,016
Fiserv, Inc.*	88,880	8,676,466
FleetCor Technologies, Inc.*	14,605	3,673,596
Gartner, Inc.*	61,431	7,453,423
Genpact Ltd.	12,920	471,838
Global Payments, Inc.	29,388	4,984,793
GoDaddy, Inc., Class A*	29,314	2,149,596
Jack Henry & Associates, Inc.	10,574	1,945,933
Leidos Holdings, Inc.	2,311	216,471
Mastercard, Inc., Class A	243,324	71,950,907
MongoDB, Inc. (x)*	7,401	1,675,142
Okta, Inc.*	20,368	4,078,285
Paychex, Inc.	44,907	3,401,705
PayPal Holdings, Inc.*	324,195	56,484,495
Science Applications International Corp.	1,325	102,926
Square, Inc., Class A*	64,044	6,720,777
StoneCo Ltd., Class A*	27,479	1,065,086
Switch, Inc., Class A	15,630	278,527
Twilio, Inc., Class A*	18,878	4,142,211
VeriSign, Inc.*	10,738	2,220,940
Visa, Inc., Class A	562,035	108,568,301
Western Union Co. (The)	13,259	286,660
WEX, Inc.*	659	108,742

		367,219,836

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Micro Devices, Inc.*	252,756	13,297,493
Analog Devices, Inc.	7,966	976,950
Applied Materials, Inc.	162,509	9,823,669
ASML Holding NV (Registered) (NYRS)	15,476	5,695,632
Broadcom, Inc.	65,648	20,719,165
Enphase Energy, Inc.*	18,706	889,844
Entegris, Inc.	22,202	1,311,028
Inphi Corp.*	8,464	994,520
KLA Corp.	27,499	5,348,006
Lam Research Corp.	25,711	8,316,480
Marvell Technology Group Ltd.	128,121	4,491,922
Maxim Integrated Products, Inc.	15,737	953,820
Microchip Technology, Inc.	31,190	3,284,619
MKS Instruments, Inc.	7,277	824,048
Monolithic Power Systems, Inc.	7,706	1,826,322
NVIDIA Corp.	174,547	66,312,151
QUALCOMM, Inc.	303,930	27,721,455
SolarEdge Technologies, Inc.*	8,651	1,200,586
Teradyne, Inc.	29,292	2,475,467
Texas Instruments, Inc.	81,096	10,296,759
Universal Display Corp.	7,600	1,137,112
Xilinx, Inc.	43,269	4,257,237

		192,154,285

Software (15.4%)
2U, Inc.*	3,670	139,313
Adobe, Inc.*	136,305	59,334,930
Alteryx, Inc., Class A*	9,325	1,531,911
Anaplan, Inc.*	23,074	1,045,483
ANSYS, Inc.*	15,175	4,427,003
Aspen Technology, Inc.*	11,154	1,155,666
Atlassian Corp. plc, Class A*	22,135	3,990,276
Autodesk, Inc.*	176,095	42,120,163
Avalara, Inc.*	23,619	3,143,453
Bill.com Holdings, Inc. (x)*	2,846	256,738
Cadence Design Systems, Inc.*	48,836	4,686,303
CDK Global, Inc.	2,738	113,408
Ceridian HCM Holding, Inc.*	13,210	1,047,157
Citrix Systems, Inc.	5,937	878,142
Cloudflare, Inc., Class A*	19,305	694,015
Coupa Software, Inc.*	11,762	3,258,544
Crowdstrike Holdings, Inc., Class A*	32,489	3,258,322
Datadog, Inc., Class A (x)*	56,296	4,894,937
DocuSign, Inc.*	31,228	5,377,774
Dropbox, Inc., Class A*	43,452	945,950
Dynatrace, Inc.*	26,887	1,091,612
Elastic NV*	9,676	892,224
Everbridge, Inc.*	6,072	840,122
Fair Isaac Corp.*	4,955	2,071,388
FireEye, Inc.*	8,769	106,763
Five9, Inc.*	10,927	1,209,291
Fortinet, Inc.*	23,546	3,232,159
Globant SA*	6,403	959,490
Guidewire Software, Inc.*	2,794	309,715
HubSpot, Inc.*	7,328	1,644,037
Intuit, Inc.	68,622	20,325,150
LogMeIn, Inc.	713	60,441
Manhattan Associates, Inc.*	9,923	934,747
Medallia, Inc.*	14,498	365,929
Microsoft Corp.	1,775,519	361,335,872
New Relic, Inc.*	8,915	614,243
NortonLifeLock, Inc.	98,771	1,958,629
Nutanix, Inc., Class A*	31,550	747,893
Oracle Corp.	655,886	36,250,819
PagerDuty, Inc.*	12,127	347,075
Palo Alto Networks, Inc.*	17,314	3,976,506
Paycom Software, Inc.*	18,356	5,685,404
Paylocity Holding Corp.*	6,126	893,722
Pegasystems, Inc.	6,473	654,873
Pluralsight, Inc., Class A*	16,624	300,063
Proofpoint, Inc.*	10,025	1,113,978
PTC, Inc.*	18,473	1,437,015
RealPage, Inc.*	13,592	883,616
RingCentral, Inc., Class A*	13,532	3,856,755

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
salesforce.com, Inc.*	322,883	$60,485,672
ServiceNow, Inc.*	74,318	30,103,249
Slack Technologies, Inc., Class A (x)*	120,903	3,758,874
Smartsheet, Inc., Class A*	19,555	995,741
Splunk, Inc. (x)*	56,386	11,203,898
SS&C Technologies Holdings, Inc.	8,315	469,631
Synopsys, Inc.*	24,608	4,798,560
Temenos AG (Registered) (x)	14,737	2,284,914
Teradata Corp.*	14,800	307,840
Trade Desk, Inc. (The), Class A*	7,172	2,915,418
Tyler Technologies, Inc.*	6,938	2,406,653
VMware, Inc., Class A*	13,993	2,166,956
Workday, Inc., Class A*	111,826	20,951,719
Zendesk, Inc.*	20,011	1,771,574
Zoom Video Communications, Inc., Class A (x)*	29,621	7,510,108
Zscaler, Inc.*	12,450	1,363,275

		749,893,101

Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	787,902	287,426,650
Dell Technologies, Inc., Class C*	1,653	90,816
NetApp, Inc.	21,247	942,729
Pure Storage, Inc., Class A*	24,500	424,585

		288,884,780

Total Information Technology		1,621,546,182

Materials (0.6%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	5,055	1,220,580
Ecolab, Inc.	8,789	1,748,572
FMC Corp.	4,517	449,984
Linde plc	12,394	2,628,891
NewMarket Corp.	1,030	412,494
RPM International, Inc.	18,922	1,420,285
Scotts Miracle-Gro Co. (The)	6,721	903,773
Sherwin-Williams Co. (The)	23,040	13,313,664
W R Grace & Co.	3,562	180,985

		22,279,228

Containers & Packaging (0.1%)
Amcor plc	42,622	435,171
Avery Dennison Corp.	6,072	692,754
Ball Corp.	52,895	3,675,674
Berry Global Group, Inc.*	7,860	348,355
Crown Holdings, Inc.*	2,364	153,967
Graphic Packaging Holding Co.	10,727	150,071

		5,455,992

Metals & Mining (0.0%)
Royal Gold, Inc.	8,309	1,032,975

Total Materials		28,768,195

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	78,249	20,230,496
Americold Realty Trust (REIT)	3,509	127,377
Brookfield Property REIT, Inc. (REIT), Class A (x)	8,122	80,895
CoreSite Realty Corp. (REIT)	4,863	588,715
Crown Castle International Corp. (REIT)	68,756	11,506,317
Equinix, Inc. (REIT)	15,588	10,947,452
Equity LifeStyle Properties, Inc. (REIT)	12,622	788,623
Extra Space Storage, Inc. (REIT)	15,863	1,465,265
Iron Mountain, Inc. (REIT)	29,671	774,413
Public Storage (REIT)	17,487	3,355,580
SBA Communications Corp. (REIT)	2,644	787,701
Simon Property Group, Inc. (REIT)	42,501	2,906,218

Total Real Estate		53,559,052

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	14,942	486,512

Multi-Utilities (0.0%)
Sempra Energy	6,132	718,854

Total Utilities		1,205,366

Total Common Stocks (82.3%) (Cost $1,674,549,797)		4,006,134,188

EXCHANGE TRADED FUNDS (ETF):
Equity (9.4%)
iShares Core S&P 500 ETF	5,579	1,727,761
iShares Morningstar Large-Cap ETF	10,023	1,749,414
iShares Morningstar Large-Cap Growth ETF (x)‡	412,365	96,691,345
iShares Morningstar Large-Cap Value ETF (x)	18,668	1,805,569
iShares Russell 1000 ETF (x)	3,225	553,668
iShares Russell 1000 Growth ETF (x)	822,873	157,950,472
iShares Russell 1000 Value ETF (x)	17,790	2,003,510
iShares S&P 100 ETF (x)	2,587	368,441
iShares S&P 500 Growth ETF (x)	509,050	105,622,784
iShares S&P 500 Value ETF	9,804	1,060,891
SPDR Portfolio S&P 500 Value ETF (x)	47,100	1,364,958
Vanguard Growth ETF (x)	423,522	85,589,561
Vanguard Large-Cap ETF	600	85,800
Vanguard Russell 1000 Value (x)	8,100	800,766
Vanguard Value ETF	7,200	717,048

Total Exchange Traded Funds (9.4%) (Cost $120,485,510)		458,091,988

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $692,750)	14,980	747,802

See Notes to Financial Statements.

1050

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $122,261)	25,471	$4,279

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	4,000,000	4,000,000
JPMorgan Prime Money Market Fund, IM Shares	134,961,880	135,083,346

Total Investment Companies		139,083,346

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $900,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $918,001. (xx)	$900,000	900,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $300,002, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $13,889,182, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $14,166,939. (xx)	13,889,155	13,889,155
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $10,000,544, collateralized by various Common Stocks; total market value $11,113,348. (xx)	10,000,000	10,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $10,000,156, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/14/20-2/15/50; total market value $10,200,000. (xx)	10,000,000	10,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $5,000,078, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/9/20-8/15/48; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		40,089,155

Total Short-Term Investments (3.7%) (Cost $179,076,285)		179,172,501

Total Investments in Securities (95.4%) (Cost $1,974,926,603)		4,644,150,758
Other Assets Less Liabilities (4.6%)		226,035,945

Net Assets (100%)		$4,870,186,703

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $149,401,023. This was collateralized by $110,368,300 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $44,089,155 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

See Notes to Financial Statements.

1051

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Large-Cap Growth ETF (x)	412,365	104,468,747	—	(19,165,092)	9,267,457	2,120,233	96,691,345	172,547	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	300	9/2020	USD	60,883,500	(305,994)
S&P 500 E-Mini Index	1,567	9/2020	USD	242,117,170	(2,635,020)

					(2,941,014)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$499,789,653	$4,252,278	$—	$504,041,931
Consumer Discretionary	686,524,234	8,559,375	—	695,083,609
Consumer Staples	196,829,413	9,132,653	—	205,962,066
Energy	5,603,734	—	—	5,603,734
Financials	115,373,788	—	—	115,373,788
Health Care	575,400,032	2,151,072	—	577,551,104
Industrials	197,439,161	—	—	197,439,161
Information Technology	1,619,261,268	2,284,914	—	1,621,546,182
Materials	28,768,195	—	—	28,768,195
Real Estate	53,559,052	—	—	53,559,052
Utilities	1,205,366	—	—	1,205,366
Exchange Traded Funds	458,091,988	—	—	458,091,988
Master Limited Partnership
Financials	747,802	—	—	747,802
Rights
Communication Services	4,279	—	—	4,279
Short-Term Investments
Investment Companies	139,083,346	—	—	139,083,346
Repurchase Agreements	—	40,089,155	—	40,089,155

Total Assets	$4,577,681,311	$66,469,447	$—	$4,644,150,758

See Notes to Financial Statements.

1052

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Futures	$(2,941,014)	$—	$—	$(2,941,014)

Total Liabilities	$(2,941,014)	$—	$—	$(2,941,014)

Total	$4,574,740,297	$66,469,447	$—	$4,641,209,744

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,941,014	)*

Total		$(2,941,014)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(14,925,486)	$(14,925,486)

Total	$(14,925,486)	$(14,925,486)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(12,116,071)	$(12,116,071)

Total	$(12,116,071)	$(12,116,071)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $573,127,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 22%)*	$684,148,670
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 19%)*	$1,153,905,617

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

1053

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,675,150,879
Aggregate gross unrealized depreciation	(39,808,390)

Net unrealized appreciation	$2,635,342,489

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,005,867,255

For the six months ended June 30, 2020, the Portfolio incurred approximately $10,188 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $19,437,320)	$96,691,345
Unaffiliated Issuers (Cost $1,915,400,128)	4,507,370,258
Repurchase Agreements (Cost $40,089,155)	40,089,155
Cash	231,860,055
Cash held as collateral at broker for futures	23,537,200
Receivable for securities sold	23,532,177
Due from broker for futures variation margin	4,370,888
Due from Custodian	2,461,702
Dividends, interest and other receivables	1,762,003
Securities lending income receivable	60,528
Receivable for Portfolio shares sold	54,751
Other assets	53,777

Total assets	4,931,843,839

LIABILITIES
Payable for return of collateral on securities loaned	44,089,155
Payable for securities purchased	12,476,537
Investment management fees payable	1,787,715
Payable for Portfolio shares redeemed	1,499,602
Distribution fees payable – Class IB	879,591
Administrative fees payable	504,711
Distribution fees payable – Class IA	12,992
Accrued expenses	406,833

Total liabilities	61,657,136

NET ASSETS	$4,870,186,703

Net assets were comprised of:
Paid in capital	$1,831,364,860
Total distributable earnings (loss)	3,038,821,843

Net assets	$4,870,186,703

Class IA
Net asset value, offering and redemption price per share, $63,914,550 / 1,654,880 shares outstanding (unlimited amount authorized: $0.01 par value)	$38.62

Class IB
Net asset value, offering and redemption price per share, $4,322,856,163 / 115,512,657 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.42

Class K
Net asset value, offering and redemption price per share, $483,415,990 / 12,494,453 shares outstanding (unlimited amount authorized: $0.01 par value)	$38.69

(x)	Includes value of securities on loan of $149,401,023.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($172,547 of dividend income received from affiliates) (net of $28,898 foreign withholding tax)	$23,593,463
Income from non-cash dividends	1,421,395
Interest	956,377
Securities lending (net)	196,117

Total income	26,167,352

EXPENSES
Investment management fees	10,649,358
Distribution fees – Class IB	5,164,232
Administrative fees	2,922,950
Printing and mailing expenses	181,370
Custodian fees	151,169
Professional fees	99,344
Trustees’ fees	76,184
Distribution fees – Class IA	75,050
Miscellaneous	62,156

Total expenses	19,381,813

NET INVESTMENT INCOME (LOSS)	6,785,539

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($9,267,457 realized gain (loss) from affiliates)	362,697,406
Futures contracts	(14,925,486)
Foreign currency transactions	(11,108)

Net realized gain (loss)	347,760,812

Change in unrealized appreciation (depreciation) on:
Investments in securities ($2,120,233 of change in unrealized appreciation (depreciation) from affiliates)	(17,639,757)
Futures contracts	(12,116,071)
Foreign currency translations	6,756

Net change in unrealized appreciation (depreciation)	(29,749,072)

NET REALIZED AND UNREALIZED GAIN (LOSS)	318,011,740

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$324,797,279

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,785,539	$21,573,657
Net realized gain (loss)	347,760,812	487,044,338
Net change in unrealized appreciation (depreciation)	(29,749,072)	879,046,817

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	324,797,279	1,387,664,812

Distributions to shareholders:
Class IA	—	(4,820,134)
Class IB	—	(350,288,656)
Class K	—	(51,784,692)

Total distributions to shareholders	—	(406,893,482)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [42,818 and 26,526 shares, respectively]	1,542,211	925,998
Capital shares issued in reinvestment of dividends and distributions [0 and 136,590 shares, respectively]	—	4,820,134
Capital shares repurchased [(97,843) and (149,679) shares, respectively]	(3,501,865)	(5,259,385)

Total Class IA transactions	(1,959,654)	486,747

Class IB
Capital shares sold [552,422 and 771,402 shares, respectively]	18,958,997	25,529,617
Capital shares issued in reinvestment of dividends and distributions [0 and 10,243,940 shares, respectively]	—	350,288,656
Capital shares repurchased [(9,559,859) and (16,351,072) shares, respectively]	(329,152,617)	(551,341,265)

Total Class IB transactions	(310,193,620)	(175,522,992)

Class K
Capital shares sold [262,614 and 77,869 shares, respectively]	8,458,912	2,675,073
Capital shares issued in reinvestment of dividends and distributions [0 and 1,466,817 shares, respectively]	—	51,784,692
Capital shares repurchased [(5,693,597) and (4,419,189) shares, respectively]	(211,073,315)	(155,274,121)

Total Class K transactions	(202,614,403)	(100,814,356)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(514,767,677)	(275,850,601)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(189,970,398)	704,920,729
NET ASSETS:
Beginning of period	5,060,157,101	4,355,236,372

End of period	$4,870,186,703	$5,060,157,101

See Notes to Financial Statements.

1056

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$36.07		$29.30	$33.16	$27.83	$27.43	$27.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.14	0.17	0.15	0.15	0.08
Net realized and unrealized gain (loss)	2.50		9.67	(0.92)	7.93	1.36	1.01

Total from investment operations	2.55		9.81	(0.75)	8.08	1.51	1.09

Less distributions:
Dividends from net investment income	—		(0.15)	(0.17)	(0.16)	(0.16)	(0.08)
Distributions from net realized gains	—		(2.89)	(2.94)	(2.59)	(0.95)	(1.25)

Total dividends and distributions	—		(3.04)	(3.11)	(2.75)	(1.11)	(1.33)

Net asset value, end of period	$38.62		$36.07	$29.30	$33.16	$27.83	$27.43

Total return (b)	7.07%		33.73%	(2.96)%	29.21%	5.48%	4.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$63,915		$61,670	$49,705	$56,352	$46,671	$48,031
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.84%	0.85%	0.85%	0.84%
Before waivers (a)(f)	0.85%		0.85%	0.84%	0.85%	0.86%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.26%		0.41%	0.49%	0.47%	0.53%	0.27%
Before waivers (a)(f)	0.26%		0.41%	0.49%	0.47%	0.53%	0.27%
Portfolio turnover rate^	16	%(z)	17%	20%	19%	25%	41%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$34.95		$28.46	$32.30	$27.17	$26.79	$27.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.14	0.16	0.15	0.14	0.08
Net realized and unrealized gain (loss)	2.43		9.39	(0.89)	7.73	1.35	0.99

Total from investment operations	2.47		9.53	(0.73)	7.88	1.49	1.07

Less distributions:
Dividends from net investment income	—		(0.15)	(0.17)	(0.16)	(0.16)	(0.08)
Distributions from net realized gains	—		(2.89)	(2.94)	(2.59)	(0.95)	(1.25)

Total dividends and distributions	—		(3.04)	(3.11)	(2.75)	(1.11)	(1.33)

Net asset value, end of period	$37.42		$34.95	$28.46	$32.30	$27.17	$26.79

Total return (b)	7.07%		33.74%	(2.97)%	29.18%	5.53%	4.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,322,856		$4,351,634	$3,695,987	$4,353,543	$3,810,472	$4,104,762
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.84%	0.85%	0.85%	0.84%
Before waivers (a)(f)	0.85%		0.85%	0.84%	0.85%	0.86%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.26%		0.41%	0.48%	0.47%	0.53%	0.27%
Before waivers (a)(f)	0.26%		0.41%	0.48%	0.47%	0.53%	0.27%
Portfolio turnover rate^	16	%(z)	17%	20%	19%	25%	41%

See Notes to Financial Statements.

1057

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$36.09		$29.31	$33.17	$27.83	$27.42	$27.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.23	0.26	0.23	0.21	0.15
Net realized and unrealized gain (loss)	2.51		9.67	(0.92)	7.93	1.39	1.01

Total from investment operations	2.60		9.90	(0.66)	8.16	1.60	1.16

Less distributions:
Dividends from net investment income	—		(0.23)	(0.26)	(0.23)	(0.24)	(0.16)
Distributions from net realized gains	—		(2.89)	(2.94)	(2.59)	(0.95)	(1.25)

Total dividends and distributions	—		(3.12)	(3.20)	(2.82)	(1.19)	(1.41)

Net asset value, end of period	$38.69		$36.09	$29.31	$33.17	$27.83	$27.42

Total return (b)	7.20%		34.04%	(2.71)%	29.53%	5.79%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$483,416		$646,853	$609,544	$713,793	$679,517	$856,613
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.59%	0.60%	0.60%	0.59%
Before waivers (a)(f)	0.60%		0.60%	0.59%	0.60%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.50%		0.66%	0.74%	0.72%	0.78%	0.52%
Before waivers (a)(f)	0.50%		0.66%	0.74%	0.72%	0.77%	0.51%
Portfolio turnover rate^	16	%(z)	17%	20%	19%	25%	41%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1058

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	18.3%
Health Care	13.9
Industrials	12.2
Information Technology	10.1
Communication Services	9.2
Consumer Staples	8.0
Consumer Discretionary	7.0
Utilities	5.8
Energy	5.2
Real Estate	4.7
Materials	4.4
Repurchase Agreements	0.2
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$835.87	$3.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class IB
Actual	1,000.00	835.33	3.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class K
Actual	1,000.00	837.34	2.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.52

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.75%, 0.75% and 0.50%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1059

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	286,300	$8,654,849
CenturyLink, Inc.	43,779	439,103
GCI Liberty, Inc., Class A*	3,900	277,368
Verizon Communications, Inc.	166,300	9,168,119

		18,539,439

Entertainment (2.0%)
Activision Blizzard, Inc.	18,500	1,404,150
Electronic Arts, Inc.*	9,900	1,307,295
Liberty Media Corp.-Liberty Formula One, Class A*	950	27,721
Liberty Media Corp.-Liberty Formula One, Class C*	7,850	248,923
Lions Gate Entertainment Corp., Class A*	2,300	17,043
Lions Gate Entertainment Corp., Class B*	4,500	30,735
Madison Square Garden Entertainment Corp.*	750	56,250
Madison Square Garden Sports Corp., Class A*	750	110,168
Take-Two Interactive Software, Inc.*	300	41,871
Walt Disney Co. (The)	72,525	8,087,263
Zynga, Inc., Class A*	6,250	59,625

		11,391,044

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	2,700	3,828,735
Alphabet, Inc., Class C*	2,700	3,816,747
Pinterest, Inc., Class A*	2,700	59,859
TripAdvisor, Inc.	3,950	75,089
Twitter, Inc.*	30,800	917,532
Zillow Group, Inc., Class A*	2,000	114,960
Zillow Group, Inc., Class C*	4,800	276,528

		9,089,450

Media (2.0%)
Charter Communications, Inc., Class A*	600	306,024
Comcast Corp., Class A	181,900	7,090,462
Discovery, Inc., Class A*	6,200	130,820
Discovery, Inc., Class C*	12,972	249,841
DISH Network Corp., Class A*	9,838	339,509
Fox Corp., Class A	13,539	363,116
Fox Corp., Class B	6,333	169,978
Interpublic Group of Cos., Inc. (The)	15,500	265,980
John Wiley & Sons, Inc., Class A	1,700	66,300
Liberty Broadband Corp., Class A*	971	118,647
Liberty Broadband Corp., Class C*	4,197	520,260
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,936	101,350
Liberty Media Corp.-Liberty SiriusXM, Class C*	6,144	211,661
New York Times Co. (The), Class A	6,500	273,195
News Corp., Class A	15,455	183,296
News Corp., Class B	4,800	57,360
Nexstar Media Group, Inc., Class A	600	50,214

Omnicom Group, Inc.	8,500	464,100
Sirius XM Holdings, Inc.	18,800	110,356
ViacomCBS, Inc.	21,726	506,651
ViacomCBS, Inc., Class A (x)	367	9,395

		11,588,515

Wireless Telecommunication Services (0.4%)
Telephone and Data Systems, Inc.	3,996	79,441
T-Mobile US, Inc.*	21,525	2,241,829
United States Cellular Corp.*	521	16,083

		2,337,353

Total Communication Services		52,945,801

Consumer Discretionary (7.0%)
Auto Components (0.3%)
Aptiv plc	10,750	837,640
BorgWarner, Inc.	9,900	349,470
Gentex Corp.	9,800	252,546
Lear Corp.	2,390	260,558

		1,700,214

Automobiles (0.5%)
Ford Motor Co.	156,300	950,304
General Motors Co.	50,050	1,266,265
Harley-Davidson, Inc.	6,100	144,997
Thor Industries, Inc.	2,250	239,692

		2,601,258

Distributors (0.1%)
Genuine Parts Co.	5,650	491,324
LKQ Corp.*	12,100	317,020

		808,344

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	700	82,040
frontdoor, Inc.*	2,850	126,340
Graham Holdings Co., Class B	224	76,758
Grand Canyon Education, Inc.*	1,850	167,481
H&R Block, Inc.	2,200	31,416
Service Corp. International	6,950	270,286
ServiceMaster Global Holdings, Inc.*	5,200	185,588

		939,909

Hotels, Restaurants & Leisure (2.3%)
Aramark	9,050	204,258
Caesars Entertainment Corp.*	22,750	275,957
Carnival Corp. (x)	18,838	309,320
Choice Hotels International, Inc.	1,400	110,460
Darden Restaurants, Inc.	5,200	394,004
Dunkin’ Brands Group, Inc.	450	29,353
Extended Stay America, Inc.	7,000	78,330
Hilton Worldwide Holdings, Inc.	10,900	800,605
Hyatt Hotels Corp., Class A	1,325	66,634
Las Vegas Sands Corp.	7,550	343,827
Marriott International, Inc., Class A	10,800	925,884
McDonald’s Corp.	25,650	4,731,656
MGM Resorts International	18,766	315,269

See Notes to Financial Statements.

1060

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Norwegian Cruise Line Holdings Ltd. (x)*	10,200	$167,586
Planet Fitness, Inc., Class A*	1,300	78,741
Royal Caribbean Cruises Ltd.	6,844	344,253
Six Flags Entertainment Corp.	3,050	58,591
Starbucks Corp.	19,800	1,457,082
Vail Resorts, Inc.	1,500	273,225
Wyndham Destinations, Inc.	3,300	92,994
Wyndham Hotels & Resorts, Inc.	3,600	153,432
Wynn Resorts Ltd.	2,900	216,021
Yum China Holdings, Inc.	13,450	646,542
Yum! Brands, Inc.	11,150	969,047

		13,043,071

Household Durables (0.7%)
DR Horton, Inc.	13,227	733,437
Garmin Ltd.	5,985	583,537
Leggett & Platt, Inc.	5,200	182,780
Lennar Corp., Class A	10,832	667,468
Lennar Corp., Class B	603	27,792
Mohawk Industries, Inc.*	2,277	231,708
Newell Brands, Inc.	15,350	243,758
NVR, Inc.*	200	651,750
PulteGroup, Inc.	10,650	362,419
Tempur Sealy International, Inc.*	500	35,975
Toll Brothers, Inc.	4,625	150,729
Whirlpool Corp.	2,466	319,421

		4,190,774

Internet & Direct Marketing Retail (0.2%)
eBay, Inc.	2,300	120,635
Expedia Group, Inc.	4,788	393,574
Grubhub, Inc.*	3,300	231,990
Qurate Retail, Inc., Class A*	15,239	144,770
Wayfair, Inc., Class A (x)*	300	59,283

		950,252

Leisure Products (0.2%)
Brunswick Corp.	3,150	201,631
Hasbro, Inc.	5,100	382,245
Mattel, Inc.*	5,500	53,185
Peloton Interactive, Inc., Class A*	2,900	167,533
Polaris, Inc.	2,100	194,355

		998,949

Multiline Retail (0.5%)
Dollar Tree, Inc.*	4,900	454,132
Kohl’s Corp.	6,191	128,587
Nordstrom, Inc. (x)	4,300	66,607
Ollie’s Bargain Outlet Holdings, Inc.*	200	19,530
Target Corp.	20,050	2,404,597

		3,073,453

Specialty Retail (1.7%)
Advance Auto Parts, Inc.	2,700	384,615
AutoNation, Inc.*	2,350	88,313
AutoZone, Inc.*	400	451,248
Best Buy Co., Inc.	7,450	650,161
Burlington Stores, Inc.*	300	59,079
CarMax, Inc.*	6,000	537,300
Dick’s Sporting Goods, Inc.	2,450	101,087

Foot Locker, Inc.	4,141	120,752
Gap, Inc. (The)	7,300	92,126
Home Depot, Inc. (The)	21,550	5,398,490
L Brands, Inc.	9,100	136,227
Penske Automotive Group, Inc.	1,250	48,388
Ross Stores, Inc.	2,700	230,148
Tiffany & Co.	4,900	597,506
TJX Cos., Inc. (The)	9,100	460,096
Ulta Beauty, Inc.*	200	40,684
Williams-Sonoma, Inc.	2,550	209,126

		9,605,346

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	5,600	87,528
Carter’s, Inc.	1,700	137,190
Columbia Sportswear Co.	1,100	88,638
Hanesbrands, Inc.	13,850	156,366
PVH Corp.	2,800	134,540
Ralph Lauren Corp.	1,900	137,788
Skechers USA, Inc., Class A*	5,300	166,314
Tapestry, Inc.	11,050	146,744
Under Armour, Inc., Class A*	7,450	72,563
Under Armour, Inc., Class C*	7,550	66,742
VF Corp.	12,300	749,562

		1,943,975

Total Consumer Discretionary		39,855,545

Consumer Staples (8.0%)
Beverages (1.2%)
Brown-Forman Corp., Class A	250	14,392
Brown-Forman Corp., Class B	1,050	66,843
Coca-Cola Co. (The)	64,100	2,863,988
Constellation Brands, Inc., Class A	6,450	1,128,428
Keurig Dr Pepper, Inc.	13,600	386,240
Molson Coors Beverage Co., Class B	6,949	238,768
PepsiCo, Inc.	14,800	1,957,448

		6,656,107

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	1,500	224,280
Costco Wholesale Corp.	2,100	636,741
Grocery Outlet Holding Corp.*	1,280	52,224
Kroger Co. (The)	31,000	1,049,350
Sprouts Farmers Market, Inc.*	650	16,633
Sysco Corp.	5,500	300,630
US Foods Holding Corp.*	8,750	172,550
Walgreens Boots Alliance, Inc.	29,348	1,244,062
Walmart, Inc.	55,982	6,705,524

		10,401,994

Food Products (1.9%)
Archer-Daniels-Midland Co.	22,166	884,423
Beyond Meat, Inc.*	450	60,291
Bunge Ltd.	5,511	226,667
Campbell Soup Co.	3,450	171,223
Conagra Brands, Inc.	19,481	685,147
Flowers Foods, Inc.	7,750	173,290
General Mills, Inc.	24,250	1,495,012
Hain Celestial Group, Inc. (The)*	3,250	102,408
Hershey Co. (The)	1,400	181,468

See Notes to Financial Statements.

1061

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Hormel Foods Corp.	11,150	$538,211
Ingredion, Inc.	2,629	218,207
J M Smucker Co. (The)	4,369	462,284
Kellogg Co.	6,565	433,684
Kraft Heinz Co. (The)	25,900	825,951
Lamb Weston Holdings, Inc.	4,478	286,279
McCormick & Co., Inc. (Non-Voting)	2,200	394,702
Mondelez International, Inc., Class A	56,662	2,897,128
Pilgrim’s Pride Corp.*	1,450	24,491
Post Holdings, Inc.*	2,500	219,050
Seaboard Corp.	14	41,073
TreeHouse Foods, Inc.*	2,200	96,360
Tyson Foods, Inc., Class A	11,524	688,098

		11,105,447

Household Products (2.0%)
Clorox Co. (The)	1,454	318,964
Colgate-Palmolive Co.	33,800	2,476,188
Energizer Holdings, Inc.	450	21,371
Kimberly-Clark Corp.	13,655	1,930,134
Procter & Gamble Co. (The)	54,071	6,465,269
Reynolds Consumer Products, Inc.	1,350	46,899
Spectrum Brands Holdings, Inc.	1,658	76,102

		11,334,927

Personal Products (0.1%)
Coty, Inc., Class A	11,446	51,164
Estee Lauder Cos., Inc. (The), Class A	1,000	188,680
Herbalife Nutrition Ltd.*	3,450	155,181
Nu Skin Enterprises, Inc., Class A	2,000	76,460

		471,485

Tobacco (1.0%)
Altria Group, Inc.	42,050	1,650,462
Philip Morris International, Inc.	62,400	4,371,744

		6,022,206

Total Consumer Staples		45,992,166

Energy (5.2%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	26,299	404,742
Halliburton Co.	35,100	455,598
Helmerich & Payne, Inc.	4,106	80,108
National Oilwell Varco, Inc.	15,449	189,250
Schlumberger Ltd.	55,616	1,022,778

		2,152,476

Oil, Gas & Consumable Fuels (4.8%)
Antero Midstream Corp.	11,400	58,140
Apache Corp.	15,058	203,283
Cabot Oil & Gas Corp.	15,650	268,867
Chevron Corp.	75,057	6,697,336
Cimarex Energy Co.	4,000	109,960
Concho Resources, Inc.	7,770	400,155
ConocoPhillips	43,070	1,809,801
Continental Resources, Inc.(x)	2,950	51,713
Devon Energy Corp.	15,285	173,332
Diamondback Energy, Inc.	6,266	262,044

EOG Resources, Inc.	23,350	1,182,911
EQT Corp.	10,183	121,178
Equitrans Midstream Corp. (x)	8,756	72,762
Exxon Mobil Corp.	169,899	7,597,883
Hess Corp.	10,918	565,662
HollyFrontier Corp.	5,900	172,280
Kinder Morgan, Inc.	77,950	1,182,501
Marathon Oil Corp.	31,548	193,074
Marathon Petroleum Corp.	25,882	967,469
Murphy Oil Corp. (x)	5,787	79,861
Noble Energy, Inc.	19,058	170,760
Occidental Petroleum Corp.	32,543	595,537
ONEOK, Inc.	17,550	583,011
Parsley Energy, Inc., Class A	12,000	128,160
Phillips 66	17,435	1,253,577
Pioneer Natural Resources Co.	6,550	639,935
Targa Resources Corp.	9,200	184,644
Valero Energy Corp.	16,336	960,884
Williams Cos., Inc. (The)	48,700	926,274
WPX Energy, Inc.*	16,051	102,405

		27,715,399

Total Energy		29,867,875

Financials (18.3%)
Banks (7.0%)
Associated Banc-Corp.	6,052	82,791
Bank of America Corp.	310,538	7,375,277
Bank of Hawaii Corp.	1,524	93,589
Bank OZK	4,800	112,656
BOK Financial Corp.	1,246	70,324
Citigroup, Inc.	83,558	4,269,814
Citizens Financial Group, Inc.	17,000	429,080
Comerica, Inc.	5,555	211,645
Commerce Bancshares, Inc.	4,022	239,188
Cullen/Frost Bankers, Inc.	2,197	164,138
East West Bancorp, Inc.	5,634	204,176
Fifth Third Bancorp	28,488	549,249
First Citizens BancShares, Inc., Class A	300	121,506
First Hawaiian, Inc.	5,100	87,924
First Horizon National Corp.	12,284	122,349
First Republic Bank	6,850	726,031
FNB Corp.	12,850	96,375
Huntington Bancshares, Inc.	40,475	365,692
JPMorgan Chase & Co.	121,627	11,440,236
KeyCorp	38,883	473,595
M&T Bank Corp.	5,159	536,381
PacWest Bancorp	4,650	91,652
People’s United Financial, Inc.	16,860	195,070
Pinnacle Financial Partners, Inc.	2,900	121,771
PNC Financial Services Group, Inc. (The)	17,039	1,792,673
Popular, Inc.	3,382	125,709
Prosperity Bancshares, Inc.	3,500	207,830
Regions Financial Corp.	38,418	427,208
Signature Bank	2,100	224,532
Sterling Bancorp	7,700	90,244
SVB Financial Group*	2,050	441,837
Synovus Financial Corp.	5,791	118,889
TCF Financial Corp.	6,011	176,844
Truist Financial Corp.	53,968	2,026,498

See Notes to Financial Statements.

1062

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Umpqua Holdings Corp.	8,750	$93,100
US Bancorp	54,550	2,008,531
Webster Financial Corp.	3,550	101,566
Wells Fargo & Co.	150,745	3,859,072
Western Alliance Bancorp	3,850	145,800
Wintrust Financial Corp.	2,200	95,964
Zions Bancorp NA	6,418	218,212

		40,335,018

Capital Markets (4.1%)
Affiliated Managers Group, Inc.	1,850	137,936
Ameriprise Financial, Inc.	4,960	744,198
Bank of New York Mellon Corp. (The)	31,999	1,236,761
BlackRock, Inc.	5,963	3,244,409
Carlyle Group, Inc. (The)	4,200	117,180
Cboe Global Markets, Inc.	3,400	317,152
Charles Schwab Corp. (The)	46,300	1,562,162
CME Group, Inc.	14,250	2,316,195
E*TRADE Financial Corp.	8,772	436,232
Eaton Vance Corp.	4,350	167,910
Evercore, Inc., Class A	1,550	91,326
Franklin Resources, Inc.	10,800	226,476
Goldman Sachs Group, Inc. (The)	13,277	2,623,801
Interactive Brokers Group, Inc., Class A	2,819	117,750
Intercontinental Exchange, Inc.	14,035	1,285,606
Invesco Ltd.	15,031	161,734
KKR & Co., Inc., Class A	21,300	657,744
Lazard Ltd., Class A	4,000	114,520
Legg Mason, Inc.	3,326	165,468
LPL Financial Holdings, Inc.	2,900	227,360
Morgan Stanley	44,167	2,133,266
Morningstar, Inc.	100	14,097
Nasdaq, Inc.	4,574	546,456
Northern Trust Corp.	7,631	605,443
Raymond James Financial, Inc.	4,842	333,275
S&P Global, Inc.	4,000	1,317,920
SEI Investments Co.	4,550	250,159
State Street Corp.	14,028	891,479
T. Rowe Price Group, Inc.	6,800	839,800
TD Ameritrade Holding Corp.	10,350	376,533
Tradeweb Markets, Inc., Class A	400	23,256
Virtu Financial, Inc., Class A	250	5,900

		23,289,504

Consumer Finance (0.9%)
Ally Financial, Inc.	14,900	295,467
American Express Co.	26,250	2,499,000
Capital One Financial Corp.	18,130	1,134,757
Credit Acceptance Corp. (x)*	400	167,604
Discover Financial Services	12,269	614,554
LendingTree, Inc. (x)*	100	28,953
OneMain Holdings, Inc.	2,600	63,804
Santander Consumer USA Holdings, Inc.(x)	3,000	55,230
SLM Corp.	11,439	80,416
Synchrony Financial	23,343	517,281

		5,457,066

Diversified Financial Services (2.5%)
Berkshire Hathaway, Inc., Class B*	78,298	13,976,976
Equitable Holdings, Inc.‡	16,200	312,498
Jefferies Financial Group, Inc.	9,013	140,152
Voya Financial, Inc.	5,000	233,250

		14,662,876

Insurance (3.5%)
Aflac, Inc.	28,380	1,022,531
Alleghany Corp.	530	259,244
Allstate Corp. (The)	12,588	1,220,910
American Financial Group, Inc.	2,941	186,636
American International Group, Inc.	34,506	1,075,897
American National Insurance Co.	282	20,324
Arch Capital Group Ltd.*	15,703	449,891
Arthur J Gallagher & Co.	7,550	736,050
Assurant, Inc.	2,361	243,868
Assured Guaranty Ltd.	3,354	81,871
Athene Holding Ltd., Class A*	4,550	141,915
Axis Capital Holdings Ltd.	2,956	119,895
Brighthouse Financial, Inc.*	3,848	107,051
Brown & Brown, Inc.	8,870	361,541
Chubb Ltd.	18,036	2,283,718
Cincinnati Financial Corp.	5,906	378,161
CNA Financial Corp.	1,110	35,687
Erie Indemnity Co., Class A	400	76,760
Everest Re Group Ltd.	1,662	342,704
Fidelity National Financial, Inc.(x)	10,988	336,892
First American Financial Corp.	4,250	204,085
Globe Life, Inc.	4,212	312,657
Hanover Insurance Group, Inc. (The)	1,459	147,840
Hartford Financial Services Group, Inc. (The)	14,299	551,226
Kemper Corp.	2,400	174,048
Lincoln National Corp.	6,714	247,008
Loews Corp.	9,585	328,670
Markel Corp.*	539	497,589
Marsh & McLennan Cos., Inc.	4,500	483,165
Mercury General Corp.	1,024	41,728
MetLife, Inc.	30,780	1,124,086
Old Republic International Corp.	11,334	184,858
Primerica, Inc.	650	75,790
Principal Financial Group, Inc.	10,884	452,121
Progressive Corp. (The)	16,700	1,337,837
Prudential Financial, Inc.	15,811	962,890
Reinsurance Group of America, Inc.	2,703	212,023
RenaissanceRe Holdings Ltd.	1,301	222,510
Travelers Cos., Inc. (The)	10,175	1,160,459
Unum Group	8,139	135,026
W R Berkley Corp.	5,496	314,866
White Mountains Insurance Group Ltd.	185	164,274
Willis Towers Watson plc	5,200	1,024,140

		19,840,442

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	22,750	293,475
Annaly Capital Management, Inc. (REIT)	57,295	375,855

See Notes to Financial Statements.

1063

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

New Residential Investment Corp. (REIT)	16,600	$123,338
Starwood Property Trust, Inc. (REIT)	10,850	162,316

		954,984

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.	13,500	110,565
New York Community Bancorp, Inc.	17,945	183,039
TFS Financial Corp.	1,893	27,089

		320,693

Total Financials		104,860,583

Health Care (13.9%)
Biotechnology (1.3%)
AbbVie, Inc.	4,182	410,589
Acceleron Pharma, Inc.*	100	9,527
Agios Pharmaceuticals, Inc.*	2,200	117,656
Alexion Pharmaceuticals, Inc.*	7,250	813,740
Alkermes plc*	6,250	121,281
Biogen, Inc.*	4,550	1,217,352
BioMarin Pharmaceutical, Inc.*	700	86,338
Bluebird Bio, Inc.*	1,350	82,404
Exact Sciences Corp.*	800	69,552
Exelixis, Inc.*	7,750	183,985
Gilead Sciences, Inc.	50,400	3,877,776
Ionis Pharmaceuticals, Inc.*	2,600	153,296
Sage Therapeutics, Inc.*	1,800	74,844
United Therapeutics Corp.*	1,750	211,750

		7,430,090

Health Care Equipment & Supplies (4.3%)
Abbott Laboratories	42,726	3,906,438
Baxter International, Inc.	11,823	1,017,960
Becton Dickinson and Co.	10,900	2,608,043
Boston Scientific Corp.*	56,000	1,966,160
Cooper Cos., Inc. (The)	1,726	489,563
Danaher Corp.	25,150	4,447,275
Dentsply Sirona, Inc.	8,700	383,322
Envista Holdings Corp.*	6,348	133,879
Globus Medical, Inc., Class A*	2,900	138,359
Haemonetics Corp.*	100	8,956
Hill-Rom Holdings, Inc.	2,355	258,532
Hologic, Inc.*	3,100	176,700
ICU Medical, Inc.*	550	101,371
Integra LifeSciences Holdings Corp.*	2,800	131,572
Medtronic plc	53,853	4,938,320
STERIS plc	3,200	491,008
Stryker Corp.	9,400	1,693,786
Tandem Diabetes Care, Inc.*	200	19,784
Teleflex, Inc.	700	254,786
Varian Medical Systems, Inc.*	3,200	392,064
Zimmer Biomet Holdings, Inc.	8,259	985,794

		24,543,672

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	3,450	86,664
AmerisourceBergen Corp.	3,000	302,310
Anthem, Inc.	7,576	1,992,336

Centene Corp.*	16,173	1,027,794
Cigna Corp.	10,663	2,000,912
CVS Health Corp.	52,432	3,406,507
DaVita, Inc.*	2,700	213,678
Encompass Health Corp.	2,100	130,053
HCA Healthcare, Inc.	5,100	495,006
Henry Schein, Inc.*	5,650	329,904
Humana, Inc.	3,332	1,291,983
Laboratory Corp. of America Holdings*	3,730	619,590
McKesson Corp.	1,700	260,814
Molina Healthcare, Inc.*	750	133,485
Premier, Inc., Class A*	2,450	83,986
Quest Diagnostics, Inc.	5,360	610,826
UnitedHealth Group, Inc.	6,400	1,887,680
Universal Health Services, Inc., Class B	2,900	269,381

		15,142,909

Health Care Technology (0.0%)
Change Healthcare, Inc.*	2,549	28,549
Teladoc Health, Inc.*	300	57,252

		85,801

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	11,300	998,581
Bio-Rad Laboratories, Inc., Class A*	860	388,282
Bio-Techne Corp.	100	26,407
Bruker Corp.	2,300	93,564
Charles River Laboratories International, Inc.*	200	34,870
IQVIA Holdings, Inc.*	4,750	673,930
Mettler-Toledo International, Inc.*	100	80,555
PerkinElmer, Inc.	3,615	354,595
PPD, Inc.*	345	9,246
PRA Health Sciences, Inc.*	400	38,916
QIAGEN NV*	9,011	385,761
Syneos Health, Inc.*	2,200	128,150
Thermo Fisher Scientific, Inc.	6,545	2,371,515
Waters Corp.*	2,300	414,920

		5,999,292

Pharmaceuticals (4.7%)
Bristol-Myers Squibb Co.	57,900	3,404,520
Catalent, Inc.*	6,150	450,795
Elanco Animal Health, Inc.*	16,007	343,350
Horizon Therapeutics plc*	500	27,790
Jazz Pharmaceuticals plc*	2,200	242,748
Johnson & Johnson	91,702	12,896,052
Merck & Co., Inc.	12,772	987,659
Mylan NV*	20,600	331,248
Nektar Therapeutics*	6,900	159,804
Perrigo Co. plc	5,450	301,222
Pfizer, Inc.	223,200	7,298,640
Reata Pharmaceuticals, Inc., Class A*	100	15,602
Zoetis, Inc.	1,800	246,672

		26,706,102

Total Health Care		79,907,866

See Notes to Financial Statements.

1064

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (12.2%)
Aerospace & Defense (2.3%)
Boeing Co. (The)	21,500	$3,940,950
BWX Technologies, Inc.	1,350	76,464
Curtiss-Wright Corp.	1,650	147,312
General Dynamics Corp.	10,153	1,517,467
HEICO Corp.	300	29,895
HEICO Corp., Class A	600	48,744
Hexcel Corp.	3,250	146,965
Howmet Aerospace, Inc.	15,743	249,527
Huntington Ingalls Industries, Inc.	1,400	244,286
L3Harris Technologies, Inc.	8,644	1,466,627
Mercury Systems, Inc.*	400	31,464
Northrop Grumman Corp.	500	153,720
Raytheon Technologies Corp.	57,191	3,524,109
Spirit AeroSystems Holdings, Inc., Class A	4,200	100,548
Teledyne Technologies, Inc.*	1,450	450,878
Textron, Inc.	9,089	299,119
TransDigm Group, Inc.	1,650	729,383
Virgin Galactic Holdings, Inc.*	300	4,902

		13,162,360

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	4,400	347,864
Expeditors International of Washington, Inc.	2,550	193,902
FedEx Corp.	9,700	1,360,134
United Parcel Service, Inc., Class B	9,600	1,067,328
XPO Logistics, Inc.*	3,450	266,513

		3,235,741

Airlines (0.4%)
Alaska Air Group, Inc.	4,750	172,235
American Airlines Group, Inc. (x)	16,800	219,576
Copa Holdings SA, Class A	1,200	60,672
Delta Air Lines, Inc.	25,500	715,275
JetBlue Airways Corp. (x)*	10,750	117,175
Southwest Airlines Co.	23,600	806,648
United Airlines Holdings, Inc.*	11,550	399,745

		2,491,326

Building Products (0.8%)
A O Smith Corp.	5,250	247,380
Allegion plc	1,300	132,886
Armstrong World Industries, Inc.	1,200	93,552
Carrier Global Corp.	22,301	495,528
Fortune Brands Home & Security, Inc.	5,450	348,418
Johnson Controls International plc	29,832	1,018,464
Lennox International, Inc.	1,450	337,836
Masco Corp.	10,450	524,695
Owens Corning	4,268	237,984
Trane Technologies plc	9,581	852,517

		4,289,260

Commercial Services & Supplies (0.5%)
ADT, Inc. (x)	4,400	35,112
Cintas Corp.	400	106,544
Clean Harbors, Inc.*	2,050	122,959
IAA, Inc.*	4,000	154,280
MSA Safety, Inc.	1,100	125,884

Republic Services, Inc.	8,382	687,743
Rollins, Inc.	700	29,673
Stericycle, Inc.*	3,650	204,327
Waste Management, Inc.	14,749	1,562,067

		3,028,589

Construction & Engineering (0.2%)
AECOM*	6,044	227,134
Jacobs Engineering Group, Inc.	5,028	426,374
Quanta Services, Inc.	4,314	169,238
Valmont Industries, Inc.	850	96,577

		919,323

Electrical Equipment (0.9%)
Acuity Brands, Inc.	1,600	153,184
AMETEK, Inc.	9,150	817,735
Eaton Corp. plc	16,024	1,401,780
Emerson Electric Co.	23,800	1,476,314
Generac Holdings, Inc.*	200	24,386
GrafTech International Ltd.	2,700	21,546
Hubbell, Inc.	2,190	274,538
nVent Electric plc	6,186	115,864
Regal Beloit Corp.	1,552	135,521
Rockwell Automation, Inc.	2,400	511,200
Sensata Technologies Holding plc*	6,100	227,103

		5,159,171

Industrial Conglomerates (1.6%)
3M Co.	7,650	1,193,324
Carlisle Cos., Inc.	2,179	260,761
General Electric Co.	348,818	2,382,427
Honeywell International, Inc.	28,150	4,070,208
Roper Technologies, Inc.	3,600	1,397,736

		9,304,456

Machinery (2.8%)
AGCO Corp.	2,471	137,042
Allison Transmission Holdings, Inc.	1,500	55,170
Caterpillar, Inc.	21,750	2,751,375
Colfax Corp.*	3,950	110,205
Crane Co.	1,891	112,439
Cummins, Inc.	5,900	1,022,234
Deere & Co.	11,354	1,784,281
Donaldson Co., Inc.	4,500	209,340
Dover Corp.	5,723	552,613
Flowserve Corp.	5,200	148,304
Fortive Corp.	11,922	806,643
Gates Industrial Corp. plc*	1,700	17,476
Graco, Inc.	3,300	158,367
IDEX Corp.	3,010	475,700
Illinois Tool Works, Inc.	7,100	1,241,435
Ingersoll Rand, Inc.*	13,850	389,462
ITT, Inc.	3,400	199,716
Lincoln Electric Holdings, Inc.	1,250	105,300
Middleby Corp. (The)*	2,200	173,668
Nordson Corp.	450	85,369
Oshkosh Corp.	2,650	189,793
Otis Worldwide Corp.	16,300	926,818
PACCAR, Inc.	13,600	1,017,960
Parker-Hannifin Corp.	5,166	946,773
Pentair plc	6,586	250,202
Snap-on, Inc.	2,150	297,796

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Stanley Black & Decker, Inc.	6,218	$866,665
Timken Co. (The)	2,516	114,453
Toro Co. (The)	400	26,536
Trinity Industries, Inc.	3,606	76,772
Westinghouse Air Brake Technologies Corp.	7,204	414,734
Woodward, Inc.	2,200	170,610
Xylem, Inc.	7,100	461,216

		16,296,467

Marine (0.0%)
Kirby Corp.*	2,350	125,866

Professional Services (0.3%)
CoreLogic, Inc.	2,935	197,291
Equifax, Inc.	1,300	223,444
FTI Consulting, Inc.*	1,500	171,825
IHS Markit Ltd.	7,250	547,375
ManpowerGroup, Inc.	2,267	155,856
Nielsen Holdings plc	14,230	211,458
Robert Half International, Inc.	4,400	232,452
TransUnion	700	60,928

		1,800,629

Road & Rail (1.5%)
AMERCO	350	105,766
CSX Corp.	30,550	2,130,557
JB Hunt Transport Services, Inc.	2,500	300,850
Kansas City Southern	3,850	574,766
Knight-Swift Transportation Holdings, Inc.	5,000	208,550
Landstar System, Inc.	300	33,693
Lyft, Inc., Class A*	9,525	314,420
Norfolk Southern Corp.	10,301	1,808,547
Old Dominion Freight Line, Inc.	575	97,514
Ryder System, Inc.	2,059	77,233
Schneider National, Inc., Class B	2,350	57,975
Uber Technologies, Inc.*	12,623	392,323
Union Pacific Corp.	13,400	2,265,538

		8,367,732

Trading Companies & Distributors (0.3%)
Air Lease Corp.	4,200	123,018
Fastenal Co.	4,300	184,212
HD Supply Holdings, Inc.*	6,400	221,760
MSC Industrial Direct Co., Inc., Class A	1,800	131,058
United Rentals, Inc.*	2,900	432,216
Univar Solutions, Inc.*	6,650	112,119
Watsco, Inc.	1,350	239,895
WW Grainger, Inc.	500	157,080

		1,601,358

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	2,900	89,001

Total Industrials		69,871,279

Information Technology (10.1%)
Communications Equipment (1.8%)
Arista Networks, Inc.*	400	84,012
Ciena Corp.*	6,100	330,376
Cisco Systems, Inc.	170,500	7,952,120

CommScope Holding Co., Inc.*	7,250	60,392
EchoStar Corp., Class A*	1,859	51,978
F5 Networks, Inc.*	2,400	334,752
Juniper Networks, Inc.	13,100	299,466
Lumentum Holdings, Inc.*	2,600	211,718
Motorola Solutions, Inc.	6,100	854,793
Ubiquiti, Inc.	100	17,456
ViaSat, Inc.*	2,250	86,333

		10,283,396

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	4,700	450,307
Arrow Electronics, Inc.*	3,045	209,161
Avnet, Inc.	3,858	107,580
Coherent, Inc.*	150	19,647
Corning, Inc.	30,017	777,440
Dolby Laboratories, Inc., Class A	2,200	144,914
FLIR Systems, Inc.	5,200	210,964
IPG Photonics Corp.*	1,300	208,507
Jabil, Inc.	4,718	151,354
Keysight Technologies, Inc.*	5,000	503,900
Littelfuse, Inc.	950	162,099
National Instruments Corp.	5,100	197,421
SYNNEX Corp.	1,700	203,609
Trimble, Inc.*	9,900	427,581
Zebra Technologies Corp., Class A*	200	51,190

		3,825,674

IT Services (2.8%)
Akamai Technologies, Inc.*	1,150	123,153
Alliance Data Systems Corp.	1,800	81,216
Amdocs Ltd.	5,271	320,898
Automatic Data Processing, Inc.	2,400	357,336
CACI International, Inc., Class A*	900	195,192
Cognizant Technology Solutions Corp., Class A	20,050	1,139,241
DXC Technology Co.	10,100	166,650
Euronet Worldwide, Inc.*	2,000	191,640
Fidelity National Information Services, Inc.	24,813	3,327,175
Fiserv, Inc.*	15,800	1,542,396
Genpact Ltd.	4,500	164,340
Global Payments, Inc.	12,000	2,035,440
International Business Machines Corp.	35,700	4,311,489
Jack Henry & Associates, Inc.	650	119,620
Leidos Holdings, Inc.	4,850	454,300
Paychex, Inc.	2,700	204,525
Sabre Corp.	11,000	88,660
Science Applications International Corp.	2,000	155,360
Twilio, Inc., Class A*	900	197,478
VeriSign, Inc.*	1,700	351,611
Western Union Co. (The)	13,150	284,303
WEX, Inc.*	1,600	264,016

		16,076,039

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	3,200	168,352
Analog Devices, Inc.	13,000	1,594,320
Broadcom, Inc.	800	252,488

See Notes to Financial Statements.

1066

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Cirrus Logic, Inc.*	2,300	$142,094
Cree, Inc.*	4,250	251,557
Entegris, Inc.	300	17,715
First Solar, Inc.*	3,250	160,875
Intel Corp.	170,111	10,177,741
Marvell Technology Group Ltd.	26,400	925,584
Maxim Integrated Products, Inc.	7,050	427,301
Microchip Technology, Inc.	2,350	247,479
Micron Technology, Inc.*	44,579	2,296,710
MKS Instruments, Inc.	500	56,620
ON Semiconductor Corp.*	16,200	321,084
Qorvo, Inc.*	4,600	508,438
Skyworks Solutions, Inc.	6,700	856,662
Texas Instruments, Inc.	18,500	2,348,945

		20,753,965

Software (0.7%)
2U, Inc.*	1,650	62,634
Aspen Technology, Inc.*	200	20,722
Autodesk, Inc.*	2,950	705,610
CDK Global, Inc.	4,200	173,964
Ceridian HCM Holding, Inc.*	1,250	99,087
Citrix Systems, Inc.	3,650	539,871
Crowdstrike Holdings, Inc., Class A*	1,300	130,377
FireEye, Inc.*	6,700	81,573
Guidewire Software, Inc.*	2,700	299,295
LogMeIn, Inc.	2,350	199,210
Manhattan Associates, Inc.*	300	28,260
Nuance Communications, Inc.*	11,250	284,681
Oracle Corp.	9,500	525,065
Pegasystems, Inc.	100	10,117
RealPage, Inc.*	400	26,004
salesforce.com, Inc.*	2,600	487,058
SolarWinds Corp.*	1,834	32,407
SS&C Technologies Holdings, Inc.	7,100	401,008
Synopsys, Inc.*	400	78,000
Teradata Corp.*	1,000	20,800

		4,205,743

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	5,697	312,993
Hewlett Packard Enterprise Co.	51,700	503,041
HP, Inc.	57,350	999,611
NCR Corp.*	5,000	86,600
NetApp, Inc.	4,000	177,480
Pure Storage, Inc., Class A*	4,100	71,053
Western Digital Corp.	11,969	528,431
Xerox Holdings Corp.	7,225	110,470

		2,789,679

Total Information Technology		57,934,496

Materials (4.4%)
Chemicals (2.9%)
Air Products and Chemicals, Inc.	7,800	1,883,388
Albemarle Corp. (x)	4,225	326,212
Ashland Global Holdings, Inc.	2,167	149,740
Axalta Coating Systems Ltd.*	8,350	188,292
Cabot Corp.	2,135	79,102
Celanese Corp.	4,700	405,798
CF Industries Holdings, Inc.	8,550	240,597

Chemours Co. (The)	6,450	99,007
Corteva, Inc.	30,070	805,575
Dow, Inc.	29,770	1,213,425
DuPont de Nemours, Inc.	29,419	1,563,031
Eastman Chemical Co.	5,350	372,574
Ecolab, Inc.	8,000	1,591,600
Element Solutions, Inc.*	8,600	93,310
FMC Corp.	4,200	418,404
Huntsman Corp.	8,001	143,778
International Flavors & Fragrances, Inc. (x)	4,250	520,455
Linde plc	21,150	4,486,127
LyondellBasell Industries NV, Class A	10,250	673,630
Mosaic Co. (The)	13,800	172,638
NewMarket Corp.	122	48,859
Olin Corp.	5,700	65,493
PPG Industries, Inc.	9,450	1,002,267
RPM International, Inc.	850	63,801
Scotts Miracle-Gro Co. (The)	100	13,447
Valvoline, Inc.	7,330	141,689
W R Grace & Co.	1,400	71,134
Westlake Chemical Corp.	1,286	68,994

		16,902,367

Construction Materials (0.2%)
Eagle Materials, Inc.	1,650	115,863
Martin Marietta Materials, Inc.	2,500	516,425
Vulcan Materials Co.	5,332	617,712

		1,250,000

Containers & Packaging (0.6%)
Amcor plc	54,600	557,466
AptarGroup, Inc.	2,599	291,036
Ardagh Group SA	650	8,392
Avery Dennison Corp.	1,950	222,475
Ball Corp.	800	55,592
Berry Global Group, Inc.*	3,500	155,120
Crown Holdings, Inc.*	4,650	302,854
Graphic Packaging Holding Co.	8,700	121,713
International Paper Co.	15,675	551,917
Packaging Corp. of America	3,700	369,260
Sealed Air Corp.	6,200	203,670
Silgan Holdings, Inc.	3,100	100,409
Sonoco Products Co.	3,982	208,219
Westrock Co.	10,239	289,354

		3,437,477

Metals & Mining (0.7%)
Freeport-McMoRan, Inc.	58,100	672,217
Newmont Corp.	32,216	1,989,016
Nucor Corp.	12,070	499,819
Reliance Steel & Aluminum Co.	2,509	238,179
Royal Gold, Inc.	750	93,240
Southern Copper Corp.	3,250	129,253
Steel Dynamics, Inc.	8,101	211,355

		3,833,079

Total Materials		25,422,923

See Notes to Financial Statements.

1067

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate (4.7%)
Equity Real Estate Investment Trusts (REITs) (4.5%)
Alexandria Real Estate Equities, Inc. (REIT)	4,992	$809,952
American Campus Communities, Inc. (REIT)	5,450	190,532
American Homes 4 Rent (REIT), Class A	10,350	278,415
Americold Realty Trust (REIT)	7,200	261,360
Apartment Investment and Management Co. (REIT), Class A	5,867	220,834
Apple Hospitality REIT, Inc. (REIT)	8,350	80,661
AvalonBay Communities, Inc. (REIT)	5,607	867,066
Boston Properties, Inc. (REIT)	6,229	562,977
Brandywine Realty Trust (REIT)	6,653	72,451
Brixmor Property Group, Inc. (REIT)	11,850	151,917
Brookfield Property REIT, Inc. (REIT), Class A (x)	200	1,992
Camden Property Trust (REIT)	3,788	345,541
CoreSite Realty Corp. (REIT)	500	60,530
Corporate Office Properties Trust (REIT)	4,467	113,194
Cousins Properties, Inc. (REIT)	5,900	175,997
Crown Castle International Corp. (REIT)	1,100	184,085
CubeSmart LP (REIT)	7,700	207,823
CyrusOne, Inc. (REIT)	4,550	331,012
Digital Realty Trust, Inc. (REIT)	10,756	1,528,535
Douglas Emmett, Inc. (REIT)	6,599	202,325
Duke Realty Corp. (REIT)	14,752	522,073
Empire State Realty Trust, Inc. (REIT), Class A	5,800	40,600
EPR Properties (REIT)	3,100	102,703
Equity Commonwealth (REIT)	4,667	150,277
Equity LifeStyle Properties, Inc. (REIT)	4,100	256,168
Equity Residential (REIT)	14,709	865,183
Essex Property Trust, Inc. (REIT)	2,680	614,176
Extra Space Storage, Inc. (REIT)	1,450	133,936
Federal Realty Investment Trust (REIT)	3,000	255,630
First Industrial Realty Trust, Inc. (REIT)	5,000	192,200
Gaming and Leisure Properties, Inc. (REIT)	8,218	284,343
Healthcare Trust of America, Inc. (REIT), Class A	8,650	229,398
Healthpeak Properties, Inc. (REIT)	21,591	595,048
Highwoods Properties, Inc. (REIT)	4,100	153,053
Host Hotels & Resorts, Inc. (REIT)	27,990	302,012
Hudson Pacific Properties, Inc. (REIT)	6,000	150,960
Invitation Homes, Inc. (REIT)	21,800	600,154
Iron Mountain, Inc. (REIT)	4,650	121,365
JBG SMITH Properties (REIT)	4,828	142,764
Kilroy Realty Corp. (REIT)	4,550	267,085
Kimco Realty Corp. (REIT)	16,483	211,642
Lamar Advertising Co. (REIT), Class A	3,400	226,984
Life Storage, Inc. (REIT)	1,850	175,657

Medical Properties Trust, Inc. (REIT)	20,800	391,040
Mid-America Apartment Communities, Inc. (REIT)	4,559	522,781
National Retail Properties, Inc. (REIT)	6,850	243,038
Omega Healthcare Investors, Inc. (REIT)	8,950	266,083
Outfront Media, Inc. (REIT)	5,731	81,208
Paramount Group, Inc. (REIT)	7,550	58,211
Park Hotels & Resorts, Inc. (REIT)	9,557	94,519
Prologis, Inc. (REIT)	29,569	2,759,675
Public Storage (REIT)	2,150	412,564
Rayonier, Inc. (REIT)	5,400	133,866
Realty Income Corp. (REIT)	13,726	816,697
Regency Centers Corp. (REIT)	6,675	306,316
Rexford Industrial Realty, Inc. (REIT)	4,600	190,578
SBA Communications Corp. (REIT)	3,900	1,161,888
Simon Property Group, Inc. (REIT)	2,600	177,788
SL Green Realty Corp. (REIT)	3,020	148,856
Spirit Realty Capital, Inc. (REIT)	4,030	140,486
STORE Capital Corp. (REIT)	8,950	213,100
Sun Communities, Inc. (REIT)	3,900	529,152
Taubman Centers, Inc. (REIT)	2,800	105,728
UDR, Inc. (REIT)	11,712	437,795
Ventas, Inc. (REIT)	14,936	546,956
VEREIT, Inc. (REIT)	43,200	277,776
VICI Properties, Inc. (REIT)	18,750	378,563
Vornado Realty Trust (REIT)	7,006	267,699
Weingarten Realty Investors (REIT)	4,802	90,902
Welltower, Inc. (REIT)	16,720	865,260
Weyerhaeuser Co. (REIT)	29,921	672,026
WP Carey, Inc. (REIT)	6,811	460,764

		25,991,925

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	13,350	603,687
Howard Hughes Corp. (The)*	1,547	80,367
Jones Lang LaSalle, Inc.	2,100	217,266

		901,320

Total Real Estate		26,893,245

Utilities (5.8%)
Electric Utilities (3.5%)
Alliant Energy Corp.	9,986	477,730
American Electric Power Co., Inc.	19,904	1,585,155
Avangrid, Inc.	2,200	92,356
Duke Energy Corp.	29,493	2,356,196
Edison International	14,326	778,045
Entergy Corp.	8,019	752,263
Evergy, Inc.	9,018	534,677
Eversource Energy	13,467	1,121,397
Exelon Corp.	39,003	1,415,419
FirstEnergy Corp.	21,663	840,091
Hawaiian Electric Industries, Inc.	4,204	151,596
IDACORP, Inc.	2,000	174,740
NextEra Energy, Inc.	19,684	4,727,506
NRG Energy, Inc.	6,294	204,933
OGE Energy Corp.	7,984	242,394
PG&E Corp. (x)*	21,159	187,680

See Notes to Financial Statements.

1068

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

Pinnacle West Capital Corp.	4,501	$329,878
PPL Corp.	30,874	797,784
Southern Co. (The)	42,296	2,193,048
Xcel Energy, Inc.	21,069	1,316,813

		20,279,701

Gas Utilities (0.2%)
Atmos Energy Corp.	4,877	485,652
National Fuel Gas Co.	3,294	138,117
UGI Corp.	8,237	261,937

		885,706

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	26,486	383,782
Vistra Energy Corp.	19,500	363,090

		746,872

Multi-Utilities (1.8%)
Ameren Corp.	9,875	694,805
CenterPoint Energy, Inc.	20,132	375,864
CMS Energy Corp.	11,420	667,156
Consolidated Edison, Inc.	13,377	962,208
Dominion Energy, Inc.	33,599	2,727,567
DTE Energy Co.	7,701	827,858
MDU Resources Group, Inc.	7,946	176,242
NiSource, Inc.	15,322	348,422
Public Service Enterprise Group, Inc.	20,158	990,967
Sempra Energy	11,709	1,372,646
WEC Energy Group, Inc.	12,686	1,111,928

		10,255,663

Water Utilities (0.2%)
American Water Works Co., Inc.	7,283	937,031
Essential Utilities, Inc.	8,871	374,711

		1,311,742

Total Utilities		33,479,684

Total Common Stocks (98.8%) (Cost $489,815,632)		567,031,463

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $157,216)	3,400	169,728

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $47,803)	9,959	1,673

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $94,273, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $96,159. (xx)	$94,273	94,273
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $37,709, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $38,463. (xx)	37,709	37,709
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $200,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $222,241. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $285,047, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $290,748. (xx)	285,047	285,047
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $300,002, collateralized by various Common Stocks; total market value $333,388. (xx)	300,000	300,000

Total Repurchase Agreements		917,029

Total Short-Term Investments (0.2%) (Cost $917,029)		917,029

Total Investments in Securities (99.0%) (Cost $490,937,680)		568,119,893
Other Assets Less Liabilities (1.0%)		5,945,940

Net Assets (100%)		$574,065,833

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $1,910,455. This was collateralized by $1,184,017 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $917,029 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

1069

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc. (a)	16,200	490,644	4,621	(73,858)	(5,420)	(103,489)	312,498	6,338	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	22	9/2020	USD	3,399,220	58,886
S&P Midcap 400 E-Mini Index	14	9/2020	USD	2,490,740	90,655

					149,541

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Assets:
Common Stocks
Communication Services	$52,945,801	$—	$—	$52,945,801
Consumer Discretionary	39,855,545	—	—	39,855,545
Consumer Staples	45,992,166	—	—	45,992,166
Energy	29,867,875	—	—	29,867,875
Financials	104,860,583	—	—	104,860,583
Health Care	79,907,866	—	—	79,907,866
Industrials	69,871,279	—	—	69,871,279
Information Technology	57,934,496	—	—	57,934,496
Materials	25,422,923	—	—	25,422,923
Real Estate	26,893,245	—	—	26,893,245
Utilities	33,479,684	—	—	33,479,684
Futures	149,541	—	—	149,541
Master Limited Partnership
Financials	169,728	—	—	169,728

See Notes to Financial Statements.

1070

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Communication Services	$1,673	$—	$—	$1,673
Short-Term Investments
Repurchase Agreements	—	917,029	—	917,029

Total Assets	$567,352,405	$917,029	$—	$568,269,434

Total Liabilities	$—	$—	$—	$—

Total	$567,352,405	$917,029	$—	$568,269,434

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$149,541	*

Total		$149,541

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$504,732	$504,732

Total	$504,732	$504,732

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$40,561	$40,561

Total	$40,561	$40,561

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $5,437,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$105,101,470
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$111,083,057

See Notes to Financial Statements.

1071

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,063,052
Aggregate gross unrealized depreciation	(63,868,652)

Net unrealized appreciation	$75,194,400

Federal income tax cost of investments in securities and derivative instruments, if applicable	$493,075,034

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $345,090)	$312,498
Unaffiliated Issuers (Cost $489,675,561)	566,890,366
Repurchase Agreements (Cost $917,029)	917,029
Cash	5,896,729
Dividends, interest and other receivables	749,454
Due from broker for futures variation margin	600,639
Due from Custodian	569,160
Receivable for securities sold	95,703
Receivable for Portfolio shares sold	90,662
Securities lending income receivable	5,378
Other assets	6,131

Total assets	576,133,749

LIABILITIES
Payable for return of collateral on securities loaned	917,029
Payable for securities purchased	662,180
Investment management fees payable	167,144
Distribution fees payable – Class IB	107,898
Payable for Portfolio shares redeemed	105,817
Administrative fees payable	46,732
Distribution fees payable – Class IA	12,735
Accrued expenses	48,381

Total liabilities	2,067,916

NET ASSETS	$574,065,833

Net assets were comprised of:
Paid in capital	$485,785,716
Total distributable earnings (loss)	88,280,117

Net assets	$574,065,833

Class IA
Net asset value, offering and redemption price per share, $60,576,970 / 7,875,569 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.69

Class IB
Net asset value, offering and redemption price per share, $513,366,963 / 66,989,524 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.66

Class K
Net asset value, offering and redemption price per share, $121,900 / 15,903 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.67

(x)	Includes value of securities on loan of $1,910,455.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($6,338 of dividend income received from affiliates) (net of $351 foreign withholding tax)	$8,783,507
Interest	22,441
Securities lending (net)	16,072

Total income	8,822,020

EXPENSES
Investment management fees	1,043,241
Distribution fees – Class IB	666,191
Administrative fees	284,669
Distribution fees – Class IA	78,827
Professional fees	34,099
Printing and mailing expenses	31,200
Custodian fees	27,758
Trustees’ fees	9,888
Miscellaneous	70,327

Gross expenses	2,246,200
Less: Voluntary waiver from investment manager	(11,103)

Net expenses	2,235,097

NET INVESTMENT INCOME (LOSS)	6,586,923

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(5,420) realized gain (loss) from affiliates)	4,743,932
Futures contracts	504,732

Net realized gain (loss)	5,248,664

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(103,489) of change in unrealized appreciation (depreciation) from affiliates)	(125,607,485)
Futures contracts	40,561

Net change in unrealized appreciation (depreciation)	(125,566,924)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(120,318,260)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(113,731,337)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,586,923	$13,818,860
Net realized gain (loss)	5,248,664	34,972,973
Net change in unrealized appreciation (depreciation)	(125,566,924)	97,376,440

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(113,731,337)	146,168,273

Distributions to shareholders:
Class IA	—	(5,389,606)
Class IB	—	(45,361,806)
Class K	—	(10,850)

Total distributions to shareholders	—	(50,762,262)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [404,390 and 1,711,521 shares, respectively]	3,217,762	14,987,156
Capital shares issued in reinvestment of dividends and distributions [0 and 594,284 shares, respectively]	—	5,389,606
Capital shares repurchased [(625,161) and (1,219,133) shares, respectively]	(5,058,285)	(10,987,646)

Total Class IA transactions	(1,840,523)	9,389,116

Class IB
Capital shares sold [3,333,595 and 5,363,638 shares, respectively]	25,366,837	47,862,461
Capital shares issued in reinvestment of dividends and distributions [0 and 5,020,257 shares, respectively]	—	45,361,806
Capital shares repurchased [(4,531,427) and (8,214,027) shares, respectively]	(35,617,076)	(73,675,145)

Total Class IB transactions	(10,250,239)	19,549,122

Class K
Capital shares issued in reinvestment of dividends and distributions [0 and 1,202 shares, respectively]	—	10,850

Total Class K transactions	—	10,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,090,762)	28,949,088

TOTAL INCREASE (DECREASE) IN NET ASSETS	(125,822,099)	124,355,099
NET ASSETS:
Beginning of period	699,887,932	575,532,833

End of period	$574,065,833	$699,887,932

See Notes to Financial Statements.

1074

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.20		$7.90	$9.26	$8.63	$7.76	$8.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.19	0.17	0.16	0.15	0.16
Net realized and unrealized gain (loss)	(1.60)		1.83	(0.96)	0.95	1.14	(0.54)

Total from investment operations	(1.51)		2.02	(0.79)	1.11	1.29	(0.38)

Less distributions:
Dividends from net investment income	—		(0.21)	(0.18)	(0.17)	(0.16)	(0.16)
Distributions from net realized gains	—		(0.51)	(0.39)	(0.31)	(0.26)	(0.21)

Total dividends and distributions	—		(0.72)	(0.57)	(0.48)	(0.42)	(0.37)

Net asset value, end of period	$7.69		$9.20	$7.90	$9.26	$8.63	$7.76

Total return (b)	(16.41)%		25.64%	(8.90)%	12.92%	16.57%	(4.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,577		$74,512	$55,404	$65,263	$59,200	$57,074
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.73%	0.74%	0.73%	0.73%	0.73%
Before waivers and reimbursements (a)(f)	0.75%		0.74%	0.74%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.21%		2.13%	1.89%	1.78%	1.87%	1.90%
Before waivers and reimbursements (a)(f)	2.21%		2.12%	1.89%	1.78%	1.87%	1.90%
Portfolio turnover rate^	18	%(z)	16%	16%	13%	18%	19%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.17		$7.88	$9.23	$8.60	$7.74	$8.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.19	0.17	0.16	0.15	0.16
Net realized and unrealized gain (loss)	(1.60)		1.82	(0.95)	0.95	1.12	(0.54)

Total from investment operations	(1.51)		2.01	(0.78)	1.11	1.27	(0.38)

Less distributions:
Dividends from net investment income	—		(0.21)	(0.18)	(0.17)	(0.15)	(0.16)
Distributions from net realized gains	—		(0.51)	(0.39)	(0.31)	(0.26)	(0.21)

Total dividends and distributions	—		(0.72)	(0.57)	(0.48)	(0.41)	(0.37)

Net asset value, end of period	$7.66		$9.17	$7.88	$9.23	$8.60	$7.74

Total return (b)	(16.47)%		25.59%	(8.82)%	12.96%	16.47%	(4.47)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$513,367		$625,230	$520,013	$611,171	$572,415	$506,067
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.73%	0.74%	0.73%	0.73%	0.73%
Before waivers and reimbursements (a)(f)	0.75%		0.74%	0.74%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.21%		2.12%	1.89%	1.78%	1.88%	1.86%
Before waivers and reimbursements (a)(f)	2.21%		2.12%	1.89%	1.78%	1.88%	1.86%
Portfolio turnover rate^	18	%(z)	16%	16%	13%	18%	19%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡
Class K			2019	2018	2017	2016
Net asset value, beginning of period	$9.16		$7.87	$9.22	$8.59	$7.73	$8.49		$8.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.21	0.20	0.18	0.17	0.13		0.05
Net realized and unrealized gain (loss)	(1.59)		1.82	(0.96)	0.95	1.13	(0.50)		(0.02)

Total from investment operations	(1.49)		2.03	(0.76)	1.13	1.30	(0.37)		0.03

Less distributions:
Dividends from net investment income	—		(0.23)	(0.20)	(0.19)	(0.18)	(0.18)		—
Distributions from net realized gains	—		(0.51)	(0.39)	(0.31)	(0.26)	(0.21)		—

Total dividends and distributions	—		(0.74)	(0.59)	(0.50)	(0.44)	(0.39)		—

Net asset value, end of period	$7.67		$9.16	$7.87	$9.22	$8.59	$7.73		$8.61

Total return (b)	(16.27)%		25.91%	(8.59)%	13.24%	16.79%	(4.34)%		0.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122		$146	$116	$127	$112	$96		$—
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50%		0.48%	0.49%	0.48%	0.48%	0.48%		0.48%
Before waivers (a)(f)	0.50%		0.49%	0.49%	0.48%	0.48%	0.48%		0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.46%		2.37%	2.15%	2.03%	2.13%	2.36	%(l)	1.73	%(l)
Before waivers (a)(f)	2.46%		2.37%	2.15%	2.03%	2.13%	2.36	%(l)	1.73	%(l)
Portfolio turnover rate^	18	%(z)	16%	16%	13%	18%	19%		19%
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	15.7%
Health Care	13.2
Information Technology	10.7
Industrials	10.3
Communication Services	7.3
Consumer Staples	6.5
Consumer Discretionary	6.0
Exchange Traded Funds	6.0
Utilities	4.9
Energy	4.1
Materials	3.2
Real Estate	2.9
Investment Company	2.2
Repurchase Agreements	1.6
Cash and Other	5.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$873.77	$3.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.62	4.29
Class IB
Actual	1,000.00	873.97	3.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.62	4.29
Class K
Actual	1,000.00	874.86	2.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.86	3.03

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1077

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.3%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.#	1,072,569	$32,423,761
CenturyLink, Inc.	159,738	1,602,172
GCI Liberty, Inc., Class A*	14,350	1,020,572
Verizon Communications, Inc.	937,609	51,690,384

		86,736,889

Entertainment (1.1%)
Activision Blizzard, Inc.	67,500	5,123,250
Electronic Arts, Inc.*	35,900	4,740,595
Liberty Media Corp.-Liberty Formula One, Class A*	3,600	105,048
Liberty Media Corp.-Liberty Formula One, Class C*	28,850	914,834
Lions Gate Entertainment Corp., Class A*	8,650	64,096
Lions Gate Entertainment Corp., Class B*	16,650	113,720
Madison Square Garden Entertainment Corp.*	2,650	198,750
Madison Square Garden Sports Corp., Class A*	2,750	403,947
Take-Two Interactive Software, Inc.*	1,250	174,463
Walt Disney Co. (The)	264,402	29,483,467
Zynga, Inc., Class A*	22,889	218,361

		41,540,531

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	11,890	16,860,614
Alphabet, Inc., Class C*	16,393	23,173,309
Facebook, Inc., Class A*	43,330	9,838,943
Pinterest, Inc., Class A*	9,900	219,483
TripAdvisor, Inc.	14,650	278,496
Twitter, Inc.*	112,300	3,345,417
Zillow Group, Inc., Class A*	7,400	425,352
Zillow Group, Inc., Class C*	17,550	1,011,056

		55,152,670

Media (2.1%)
Altice USA, Inc., Class A*	33,601	757,367
Charter Communications, Inc., Class A*	9,201	4,692,878
Comcast Corp., Class A	1,400,977	54,610,083
Discovery, Inc., Class A*	22,750	480,025
Discovery, Inc., Class C*	47,537	915,563
DISH Network Corp., Class A*	35,866	1,237,736
Fox Corp., Class A	49,489	1,327,295
Fox Corp., Class B	23,349	626,687
Interpublic Group of Cos., Inc. (The)	241,662	4,146,920
John Wiley & Sons, Inc., Class A	6,262	244,218
Liberty Broadband Corp., Class A*	3,564	435,485
Liberty Broadband Corp., Class C*	15,328	1,900,059
Liberty Media Corp.-Liberty SiriusXM, Class A*	10,656	367,845
Liberty Media Corp.-Liberty SiriusXM, Class C*	22,307	768,476
New York Times Co. (The), Class A	23,700	996,111
News Corp., Class A	56,632	671,656
News Corp., Class B	17,650	210,917
Nexstar Media Group, Inc., Class A	2,050	171,564
Omnicom Group, Inc.	31,000	1,692,600
Sirius XM Holdings, Inc.	68,500	402,095
ViacomCBS, Inc.	79,144	1,845,638
ViacomCBS, Inc., Class A (x)	1,513	38,733

		78,539,951

Wireless Telecommunication Services (0.4%)
Telephone and Data Systems, Inc.	323,636	6,433,884
T-Mobile US, Inc.*	77,450	8,066,417
United States Cellular Corp.*	2,053	63,376

		14,563,677

Total Communication Services		276,533,718

Consumer Discretionary (6.0%)
Auto Components (0.4%)
Aptiv plc	50,849	3,962,154
BorgWarner, Inc.	35,850	1,265,505
Gentex Corp.	35,752	921,329
Lear Corp.	26,644	2,904,729
Magna International, Inc.	107,969	4,807,860

		13,861,577

Automobiles (0.4%)
Ford Motor Co.	569,720	3,463,898
General Motors Co.	501,925	12,698,702
Harley-Davidson, Inc.	22,250	528,882
Thor Industries, Inc.	8,050	857,567

		17,549,049

Distributors (0.1%)
Genuine Parts Co.	20,462	1,779,376
LKQ Corp.*	44,200	1,158,040

		2,937,416

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,600	304,720
frontdoor, Inc.*	10,350	458,815
Graham Holdings Co., Class B	676	231,645
Grand Canyon Education, Inc.*	6,800	615,604
H&R Block, Inc.	8,350	119,238
Service Corp. International	25,350	985,861
ServiceMaster Global Holdings, Inc.*	19,250	687,033

		3,402,916

Hotels, Restaurants & Leisure (1.3%)
Aramark	33,230	750,001
Caesars Entertainment Corp.*	83,100	1,008,003
Carnival Corp. (x)	68,662	1,127,430
Choice Hotels International, Inc.	5,050	398,445
Darden Restaurants, Inc.	19,000	1,439,630
Dunkin’ Brands Group, Inc.	1,700	110,891

See Notes to Financial Statements.

1078

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Extended Stay America, Inc.	25,750	$288,142
Hilton Worldwide Holdings, Inc.	39,800	2,923,310
Hyatt Hotels Corp., Class A	5,042	253,562
Las Vegas Sands Corp.	27,750	1,263,735
Marriott International, Inc., Class A	52,336	4,486,765
McDonald’s Corp.	93,300	17,211,051
MGM Resorts International	68,712	1,154,362
Norwegian Cruise Line Holdings Ltd. (x)*	37,282	612,543
Papa John’s International, Inc.	13,700	1,087,917
Planet Fitness, Inc., Class A*	5,000	302,850
Royal Caribbean Cruises Ltd.	24,886	1,251,766
Six Flags Entertainment Corp.	11,050	212,270
Starbucks Corp.	72,300	5,320,557
Vail Resorts, Inc.	5,400	983,610
Wyndham Destinations, Inc.	12,200	343,796
Wyndham Hotels & Resorts, Inc.	13,350	568,977
Wynn Resorts Ltd.	10,750	800,768
Yum China Holdings, Inc.	48,950	2,353,027
Yum! Brands, Inc.	40,750	3,541,583

		49,794,991

Household Durables (0.5%)
DR Horton, Inc.	48,215	2,673,522
Garmin Ltd.	21,862	2,131,545
Leggett & Platt, Inc.	19,200	674,880
Lennar Corp., Class A	39,458	2,431,402
Lennar Corp., Class B	2,262	104,256
Mohawk Industries, Inc.*	8,487	863,637
Newell Brands, Inc.	159,640	2,535,083
NVR, Inc.*	500	1,629,375
PulteGroup, Inc.	106,746	3,632,566
Tempur Sealy International, Inc.*	1,700	122,315
Toll Brothers, Inc.	45,372	1,478,673
Whirlpool Corp.	8,922	1,155,667

		19,432,921

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	4,310	11,890,514
Booking Holdings, Inc.*	764	1,216,548
eBay, Inc.	74,659	3,915,865
Expedia Group, Inc.	33,768	2,775,730
Grubhub, Inc.*	12,100	850,630
Qurate Retail, Inc., Class A*	55,511	527,354
Wayfair, Inc., Class A (x)*	900	177,849

		21,354,490

Leisure Products (0.1%)
Brunswick Corp.	11,450	732,914
Hasbro, Inc.	18,500	1,386,575
Mattel, Inc. (x)*	20,300	196,301
Peloton Interactive, Inc., Class A*	10,800	623,916
Polaris, Inc.	7,600	703,380

		3,643,086

Multiline Retail (0.6%)
Dollar Tree, Inc.*	114,042	10,569,412
Kohl’s Corp.	22,536	468,073
Nordstrom, Inc. (x)	15,900	246,291
Ollie’s Bargain Outlet Holdings, Inc.*	900	87,885
Target Corp.	96,903	11,621,577

		22,993,238

Specialty Retail (1.5%)
Advance Auto Parts, Inc.	9,750	1,388,887
AutoNation, Inc.*	30,697	1,153,593
AutoZone, Inc.*	4,797	5,411,592
Best Buy Co., Inc.	41,532	3,624,498
Burlington Stores, Inc.*	1,000	196,930
CarMax, Inc.*	21,950	1,965,622
Dick’s Sporting Goods, Inc.	9,000	371,340
Foot Locker, Inc.	15,005	437,546
Gap, Inc. (The)	142,949	1,804,016
Home Depot, Inc. (The)	88,738	22,229,756
L Brands, Inc.	33,400	499,998
Lowe’s Cos., Inc.	38,989	5,268,194
O’Reilly Automotive, Inc.*	3,404	1,435,365
Penske Automotive Group, Inc.	4,600	178,066
Ross Stores, Inc.	29,750	2,535,890
Tiffany & Co.	17,700	2,158,338
TJX Cos., Inc. (The)	62,760	3,173,146
Ulta Beauty, Inc.*	600	122,052
Williams-Sonoma, Inc.	43,908	3,600,895

		57,555,724

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	20,650	322,760
Carter’s, Inc.	6,250	504,375
Columbia Sportswear Co.	4,200	338,436
Gildan Activewear, Inc.	206,264	3,195,029
Hanesbrands, Inc.	131,445	1,484,014
PVH Corp.	10,182	489,245
Ralph Lauren Corp.	45,657	3,311,046
Skechers USA, Inc., Class A*	19,450	610,341
Tapestry, Inc.	40,300	535,184
Under Armour, Inc., Class A*	27,400	266,876
Under Armour, Inc., Class C*	27,600	243,984
VF Corp.	44,900	2,736,206

		14,037,496

Total Consumer Discretionary		226,562,904

Consumer Staples (6.5%)
Beverages (1.0%)
Brown-Forman Corp., Class A	900	51,813
Brown-Forman Corp., Class B	3,850	245,091
Coca-Cola Co. (The)	233,550	10,435,014
Constellation Brands, Inc., Class A	23,350	4,085,082
Diageo plc	164,739	5,468,336
Keurig Dr Pepper, Inc.	49,850	1,415,740
Molson Coors Beverage Co., Class B	25,422	873,500
PepsiCo, Inc.	122,591	16,213,886

		38,788,462

Food & Staples Retailing (1.3%)
Casey’s General Stores, Inc.	5,350	799,932
Costco Wholesale Corp.	7,600	2,304,396
Grocery Outlet Holding Corp.*	4,633	189,027
Kroger Co. (The)	183,539	6,212,795
Sprouts Farmers Market, Inc.*	2,700	69,093
Sysco Corp.	20,400	1,115,064
US Foods Holding Corp.*	66,724	1,315,797

See Notes to Financial Statements.

1079

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreens Boots Alliance, Inc.	156,747	$6,644,505
Walmart, Inc.#	250,427	29,996,146

		48,646,755

Food Products (1.6%)
Archer-Daniels-Midland Co.	133,094	5,310,451
Beyond Meat, Inc.*	1,550	207,669
Bunge Ltd.	20,114	827,289
Campbell Soup Co.	64,038	3,178,206
Conagra Brands, Inc.	71,103	2,500,693
Danone SA	23,160	1,600,391
Danone SA (ADR)*	325,020	4,485,764
Flowers Foods, Inc.	28,350	633,906
General Mills, Inc.	88,650	5,465,272
Hain Celestial Group, Inc. (The)*	11,850	373,393
Hershey Co. (The)	4,950	641,619
Hormel Foods Corp.	40,750	1,967,002
Ingredion, Inc.	9,806	813,898
J M Smucker Co. (The)	26,776	2,833,169
Kellogg Co.	24,220	1,599,973
Kraft Heinz Co. (The)	94,550	3,015,199
Lamb Weston Holdings, Inc.	16,406	1,048,836
McCormick & Co., Inc. (Non-Voting)	7,950	1,426,309
Mondelez International, Inc., Class A	206,452	10,555,891
Nestle SA (Registered)	67,496	7,456,633
Pilgrim’s Pride Corp.*	5,200	87,828
Post Holdings, Inc.*	9,300	814,866
Seaboard Corp.	50	146,691
TreeHouse Foods, Inc.*	8,150	356,970
Tyson Foods, Inc., Class A	41,956	2,505,193

		59,853,111

Household Products (1.3%)
Clorox Co. (The)	5,377	1,179,553
Colgate-Palmolive Co.	134,951	9,886,510
Energizer Holdings, Inc.	1,800	85,482
Kimberly-Clark Corp.	66,823	9,445,431
Procter & Gamble Co. (The)	222,919	26,654,425
Reckitt Benckiser Group plc	22,885	2,106,072
Reynolds Consumer Products, Inc.	5,202	180,718
Spectrum Brands Holdings, Inc.	6,116	280,724

		49,818,915

Personal Products (0.3%)
Coty, Inc., Class A	179,882	804,073
Estee Lauder Cos., Inc. (The), Class A	3,400	641,512
Herbalife Nutrition Ltd.*	12,804	575,924
Nu Skin Enterprises, Inc., Class A	7,400	282,902
Unilever NV (NYRS)	164,853	8,781,719

		11,086,130

Tobacco (1.0%)
Altria Group, Inc.	322,592	12,661,736
British American Tobacco plc (ADR) (x)	86,450	3,355,989
Philip Morris International, Inc.	318,754	22,331,905

		38,349,630

Total Consumer Staples		246,543,003

Energy (4.1%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	95,791	1,474,224
Halliburton Co.	127,900	1,660,142
Helmerich & Payne, Inc.	15,183	296,220
National Oilwell Varco, Inc.	56,555	692,799
Schlumberger Ltd.	202,877	3,730,908

		7,854,293

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	41,800	213,180
Apache Corp.	55,076	743,526
BP plc (ADR)	211,924	4,942,068
Cabot Oil & Gas Corp.	57,150	981,837
Chevron Corp.	340,688	30,399,590
Cimarex Energy Co.	14,622	401,959
Concho Resources, Inc.	28,434	1,464,351
ConocoPhillips	384,975	16,176,649
Continental Resources, Inc. (x)	10,900	191,077
Devon Energy Corp.	55,691	631,536
Diamondback Energy, Inc.	22,986	961,274
EOG Resources, Inc.	167,498	8,485,449
EQT Corp.	37,152	442,109
Equitrans Midstream Corp. (x)	31,721	263,601
Exxon Mobil Corp.	619,114	27,686,780
Hess Corp.	40,005	2,072,659
HollyFrontier Corp.	51,753	1,511,188
Kinder Morgan, Inc.	284,218	4,311,587
Marathon Oil Corp.	114,972	703,629
Marathon Petroleum Corp.	255,597	9,554,216
Murphy Oil Corp. (x)	21,172	292,174
Noble Energy, Inc.	69,444	622,218
Occidental Petroleum Corp.	118,594	2,170,270
ONEOK, Inc.	64,050	2,127,741
Parsley Energy, Inc., Class A	43,900	468,852
Phillips 66	63,719	4,581,396
Pioneer Natural Resources Co.	95,681	9,348,034
Suncor Energy, Inc.	123,279	2,078,562
Targa Resources Corp.	33,550	673,348
Valero Energy Corp.	120,630	7,095,457
Williams Cos., Inc. (The)	374,918	7,130,940
WPX Energy, Inc.*	58,603	373,887

		149,101,144

Total Energy		156,955,437

Financials (15.7%)
Banks (6.1%)
Associated Banc-Corp.	22,084	302,109
Bank of America Corp.	1,650,926	39,209,492
Bank of Hawaii Corp.	5,728	351,756
Bank OZK	17,778	417,250
BOK Financial Corp.	4,544	256,463
Citigroup, Inc.	785,896	40,159,286
Citizens Financial Group, Inc.	62,212	1,570,231
Comerica, Inc.	20,251	771,563
Commerce Bancshares, Inc.	14,674	872,663
Cullen/Frost Bankers, Inc.	8,117	606,421
East West Bancorp, Inc.	20,579	745,783
Fifth Third Bancorp	103,824	2,001,727
First Citizens BancShares, Inc., Class A	950	384,769

See Notes to Financial Statements.

1080

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
First Hawaiian, Inc.	18,888	$325,629
First Horizon National Corp.	44,942	447,622
First Republic Bank	24,863	2,635,229
FNB Corp.	47,050	352,875
Huntington Bancshares, Inc.	147,451	1,332,220
JPMorgan Chase & Co.	656,255	61,727,345
KeyCorp	141,834	1,727,538
M&T Bank Corp.	18,721	1,946,422
PacWest Bancorp	17,000	335,070
People’s United Financial, Inc.	61,698	713,846
Pinnacle Financial Partners, Inc.	10,750	451,392
PNC Financial Services Group, Inc. (The)	98,180	10,329,518
Popular, Inc.	12,640	469,829
Prosperity Bancshares, Inc.	12,950	768,971
Regions Financial Corp.	140,292	1,560,047
Signature Bank	7,567	809,064
Sterling Bancorp	28,150	329,918
SVB Financial Group*	7,550	1,627,252
Synovus Financial Corp.	21,270	436,673
TCF Financial Corp.	21,978	646,593
Truist Financial Corp.	301,075	11,305,366
Umpqua Holdings Corp.	32,050	341,012
US Bancorp	349,115	12,854,414
Webster Financial Corp.	13,000	371,930
Wells Fargo & Co.	1,118,101	28,623,386
Western Alliance Bancorp	14,250	539,648
Wintrust Financial Corp.	8,250	359,865
Zions Bancorp NA	51,742	1,759,228

		232,777,415

Capital Markets (3.5%)
Affiliated Managers Group, Inc.	6,800	507,008
Ameriprise Financial, Inc.	31,673	4,752,217
Bank of New York Mellon Corp. (The)	142,931	5,524,283
BlackRock, Inc.	30,883	16,803,131
Carlyle Group, Inc. (The)	15,400	429,660
Cboe Global Markets, Inc.	12,500	1,166,000
Charles Schwab Corp. (The)	168,900	5,698,686
CME Group, Inc.	51,958	8,445,253
E*TRADE Financial Corp.	180,490	8,975,768
Eaton Vance Corp.	16,100	621,460
Evercore, Inc., Class A	5,750	338,790
Franklin Resources, Inc.	39,500	828,315
Goldman Sachs Group, Inc. (The)	92,101	18,201,000
Interactive Brokers Group, Inc., Class A	10,444	436,246
Intercontinental Exchange, Inc.	51,165	4,686,714
Invesco Ltd.	54,957	591,337
KKR & Co., Inc., Class A	77,800	2,402,464
Lazard Ltd., Class A	14,650	419,430
Legg Mason, Inc.	40,090	1,994,478
LPL Financial Holdings, Inc.	10,500	823,200
Moody’s Corp.	8,648	2,375,865
Morgan Stanley	269,831	13,032,837
Morningstar, Inc.	500	70,485
Nasdaq, Inc.	65,769	7,857,422
Northern Trust Corp.	28,054	2,225,804
Raymond James Financial, Inc.	17,830	1,227,239
S&P Global, Inc.	14,500	4,777,460
SEI Investments Co.	16,750	920,915
State Street Corp.	128,337	8,155,816
T. Rowe Price Group, Inc.	42,589	5,259,742
TD Ameritrade Holding Corp.	37,850	1,376,983
Tradeweb Markets, Inc., Class A	1,700	98,838
Virtu Financial, Inc., Class A	900	21,240

		131,046,086

Consumer Finance (0.8%)
Ally Financial, Inc.	238,374	4,726,956
American Express Co.	129,181	12,298,031
Capital One Financial Corp.	123,516	7,730,866
Credit Acceptance Corp. (x)*	1,450	607,565
Discover Financial Services	44,698	2,238,923
LendingTree, Inc. (x)*	100	28,953
OneMain Holdings, Inc.	9,400	230,676
Santander Consumer USA Holdings, Inc. (x)	10,995	202,418
SLM Corp.	41,993	295,211
Synchrony Financial	167,803	3,718,515

		32,078,114

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	320,720	57,251,727
Equitable Holdings, Inc.‡	59,350	1,144,861
Jefferies Financial Group, Inc.	33,055	514,005
Voya Financial, Inc.	18,311	854,208

		59,764,801

Insurance (3.5%)
Aflac, Inc.	103,680	3,735,590
Alleghany Corp.	1,884	921,540
Allstate Corp. (The)	58,152	5,640,162
American Financial Group, Inc.	10,725	680,608
American International Group, Inc.	385,330	12,014,589
American National Insurance Co.	1,029	74,160
Aon plc, Class A	49,522	9,537,937
Arch Capital Group Ltd.*	57,392	1,644,281
Arthur J Gallagher & Co.	63,420	6,182,816
Assurant, Inc.	8,719	900,585
Assured Guaranty Ltd.	12,242	298,827
Athene Holding Ltd., Class A*	16,824	524,741
Axis Capital Holdings Ltd.	10,944	443,889
Brighthouse Financial, Inc.*	14,346	399,106
Brown & Brown, Inc.	32,574	1,327,716
Chubb Ltd.	128,214	16,234,457
Cincinnati Financial Corp.	21,771	1,393,997
CNA Financial Corp.	4,072	130,915
Erie Indemnity Co., Class A	1,600	307,040
Everest Re Group Ltd.	8,863	1,827,551
Fidelity National Financial, Inc.	157,588	4,831,648
First American Financial Corp.	15,750	756,315
Globe Life, Inc.	15,321	1,137,278
Hanover Insurance Group, Inc. (The)	5,551	562,483
Hartford Financial Services Group, Inc. (The)	52,161	2,010,807
Kemper Corp.	8,950	649,054
Lincoln National Corp.	84,634	3,113,685
Loews Corp.	34,940	1,198,093
Markel Corp.*	1,999	1,845,417

See Notes to Financial Statements.

1081

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Marsh & McLennan Cos., Inc.	88,732	$9,527,155
Mercury General Corp.	3,941	160,596
MetLife, Inc.	290,477	10,608,220
Old Republic International Corp.	41,241	672,641
Primerica, Inc.	2,150	250,690
Principal Financial Group, Inc.	39,647	1,646,936
Progressive Corp. (The)	91,327	7,316,206
Prudential Financial, Inc.	57,780	3,518,802
Reinsurance Group of America, Inc.	21,826	1,712,031
RenaissanceRe Holdings Ltd.	4,786	818,550
Travelers Cos., Inc. (The)	96,467	11,002,061
Unum Group	29,653	491,943
W R Berkley Corp.	20,231	1,159,034
White Mountains Insurance Group Ltd.	496	440,433
Willis Towers Watson plc	18,800	3,702,660

		133,353,245

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	82,848	1,068,739
Annaly Capital Management, Inc. (REIT)	208,980	1,370,909
New Residential Investment Corp. (REIT)	60,400	448,772
Starwood Property Trust, Inc. (REIT)	39,886	596,695

		3,485,115

Thrifts & Mortgage Finance (0.1%)
Essent Group Ltd.	18,872	684,487
MGIC Investment Corp.	49,250	403,357
New York Community Bancorp, Inc.	65,588	668,998
TFS Financial Corp.	7,096	101,544

		1,858,386

Total Financials		594,363,162

Health Care (13.2%)
Biotechnology (1.2%)
AbbVie, Inc.	71,274	6,997,681
Acceleron Pharma, Inc.*	400	38,108
Agios Pharmaceuticals, Inc.*	8,100	433,188
Alexion Pharmaceuticals, Inc.*	26,300	2,951,912
Alkermes plc*	23,000	446,315
Amgen, Inc.	19,105	4,506,105
Biogen, Inc.*	38,752	10,368,098
BioMarin Pharmaceutical, Inc.*	2,400	296,016
Bluebird Bio, Inc.*	5,200	317,408
Exact Sciences Corp.*	2,800	243,432
Exelixis, Inc.*	28,250	670,655
Gilead Sciences, Inc.	234,029	18,006,191
Ionis Pharmaceuticals, Inc.*	9,600	566,016
Sage Therapeutics, Inc.*	6,900	286,902
United Therapeutics Corp.*	6,300	762,300

		46,890,327

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	221,219	20,226,053
Baxter International, Inc.	56,055	4,826,336
Becton Dickinson and Co.	39,450	9,439,201
Boston Scientific Corp.*	285,195	10,013,196
Cooper Cos., Inc. (The)	6,314	1,790,903
Danaher Corp.	129,186	22,843,960
Dentsply Sirona, Inc.	58,536	2,579,096
Envista Holdings Corp.*	23,256	490,469
Globus Medical, Inc., Class A*	10,800	515,268
Haemonetics Corp.*	500	44,780
Hill-Rom Holdings, Inc.	8,565	940,266
Hologic, Inc.*	11,250	641,250
ICU Medical, Inc.*	2,050	377,836
Integra LifeSciences Holdings Corp.*	10,400	488,696
Koninklijke Philips NV (NYRS)*	152,218	7,129,891
Medtronic plc	413,485	37,916,575
Smith & Nephew plc (ADR)	70,369	2,682,466
STERIS plc	11,600	1,779,904
Stryker Corp.	34,200	6,162,498
Tandem Diabetes Care, Inc.*	900	89,028
Teleflex, Inc.	2,500	909,950
Varian Medical Systems, Inc.*	11,600	1,421,232
Zimmer Biomet Holdings, Inc.	30,211	3,605,985

		136,914,839

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.*	12,800	321,536
AmerisourceBergen Corp.	11,100	1,118,547
Anthem, Inc.	63,206	16,621,914
Centene Corp.*	59,093	3,755,360
Cigna Corp.	126,490	23,735,848
CVS Health Corp.	302,122	19,628,866
DaVita, Inc.*	37,393	2,959,282
Encompass Health Corp.	7,750	479,958
HCA Healthcare, Inc.	28,214	2,738,451
Henry Schein, Inc.*	20,800	1,214,512
Humana, Inc.	11,984	4,646,796
Laboratory Corp. of America Holdings*	34,467	5,725,313
McKesson Corp.	48,387	7,423,534
Molina Healthcare, Inc.*	2,800	498,344
Premier, Inc., Class A*	8,950	306,806
Quest Diagnostics, Inc.	19,549	2,227,804
UnitedHealth Group, Inc.	46,164	13,616,072
Universal Health Services, Inc., Class B	10,738	997,453

		108,016,396

Health Care Technology (0.1%)
Cerner Corp.	36,225	2,483,224
Change Healthcare, Inc.*	9,309	104,261
Teladoc Health, Inc.*	1,100	209,924

		2,797,409

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	41,320	3,651,448
Bio-Rad Laboratories, Inc., Class A*	3,083	1,391,944
Bio-Techne Corp.	400	105,628
Bruker Corp.	8,600	349,848
Charles River Laboratories International, Inc.*	800	139,480
IQVIA Holdings, Inc.*	17,266	2,449,700
Mettler-Toledo International, Inc.*	200	161,110

See Notes to Financial Statements.

1082

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PerkinElmer, Inc.	13,104	$1,285,371
PPD, Inc.*	1,376	36,877
PRA Health Sciences, Inc.*	1,400	136,206
QIAGEN NV*	32,753	1,402,156
Syneos Health, Inc.*	8,100	471,825
Thermo Fisher Scientific, Inc.	46,930	17,004,616
Waters Corp.*	8,300	1,497,320

		30,083,529

Pharmaceuticals (4.6%)
Bayer AG (ADR)	518,520	9,654,842
Bristol-Myers Squibb Co.	239,565	14,086,422
Catalent, Inc.*	22,350	1,638,255
Elanco Animal Health, Inc.*	199,465	4,278,524
Eli Lilly and Co.	23,529	3,862,991
Horizon Therapeutics plc*	1,900	105,602
Jazz Pharmaceuticals plc*	7,850	866,169
Johnson & Johnson	486,555	68,424,230
Merck & Co., Inc.	140,599	10,872,521
Mylan NV*	245,373	3,945,598
Nektar Therapeutics (x)*	25,200	583,632
Novo Nordisk A/S (ADR)	29,543	1,934,476
Perrigo Co. plc	33,741	1,864,865
Pfizer, Inc.#	1,156,584	37,820,297
Reata Pharmaceuticals, Inc., Class A*	400	62,408
Roche Holding AG	6,142	2,126,554
Roche Holding AG (ADR)	64,962	2,818,052
Sanofi (ADR)	169,470	8,651,443
Zoetis, Inc.	6,600	904,464

		174,501,345

Total Health Care		499,203,845

Industrials (10.3%)
Aerospace & Defense (2.1%)
Airbus SE (ADR) (x)*	151,680	2,707,488
BAE Systems plc (ADR)	293,842	7,052,208
Boeing Co. (The)	83,350	15,278,055
BWX Technologies, Inc.	4,900	277,536
Curtiss-Wright Corp.	6,000	535,680
General Dynamics Corp.	37,058	5,538,689
HEICO Corp.	1,300	129,545
HEICO Corp., Class A	2,200	178,728
Hexcel Corp.	12,100	547,162
Howmet Aerospace, Inc.	57,611	913,134
Huntington Ingalls Industries, Inc.	5,250	916,073
L3Harris Technologies, Inc.	37,499	6,362,455
Lockheed Martin Corp.	17,727	6,468,937
Mercury Systems, Inc.*	1,400	110,124
Northrop Grumman Corp.	33,539	10,311,230
Raytheon Technologies Corp.	286,717	17,667,502
Spirit AeroSystems Holdings, Inc., Class A	15,250	365,085
Teledyne Technologies, Inc.*	5,300	1,648,035
Textron, Inc.	33,207	1,092,842
TransDigm Group, Inc.	6,000	2,652,300
Virgin Galactic Holdings, Inc.*	1,200	19,608

		80,772,416

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	16,250	1,284,725
Expeditors International of Washington, Inc.	9,350	710,974
FedEx Corp.	35,350	4,956,777
United Parcel Service, Inc., Class B	35,100	3,902,418
XPO Logistics, Inc.*	12,550	969,487

		11,824,381

Airlines (0.3%)
Alaska Air Group, Inc.	34,298	1,243,645
American Airlines Group, Inc. (x)	61,350	801,844
Copa Holdings SA, Class A	4,550	230,048
Delta Air Lines, Inc.	93,050	2,610,053
JetBlue Airways Corp. (x)*	190,954	2,081,399
Southwest Airlines Co.	86,000	2,939,480
United Airlines Holdings, Inc.*	42,350	1,465,734

		11,372,203

Building Products (0.8%)
A O Smith Corp.	19,350	911,772
Allegion plc	4,700	480,434
Armstrong World Industries, Inc.	4,300	335,228
Carrier Global Corp.	112,599	2,501,950
Fortune Brands Home & Security, Inc.	20,100	1,284,993
Johnson Controls International plc	221,096	7,548,217
Lennox International, Inc.	5,100	1,188,249
Masco Corp.	206,554	10,371,076
Owens Corning	15,537	866,343
Trane Technologies plc	68,961	6,136,150

		31,624,412

Commercial Services & Supplies (0.3%)
ADT, Inc. (x)	16,313	130,178
Cintas Corp.	1,500	399,540
Clean Harbors, Inc.*	7,500	449,850
IAA, Inc.*	14,900	574,693
MSA Safety, Inc.	4,100	469,204
Republic Services, Inc.	30,665	2,516,063
Rollins, Inc.	2,700	114,453
Stericycle, Inc.*	13,250	741,735
Waste Management, Inc.	53,711	5,688,532

		11,084,248

Construction & Engineering (0.3%)
AECOM*	48,512	1,823,081
Jacobs Engineering Group, Inc.	18,285	1,550,568
Quanta Services, Inc.	151,100	5,927,653
Valmont Industries, Inc.	3,000	340,860

		9,642,162

Electrical Equipment (0.7%)
Acuity Brands, Inc.	12,455	1,192,442
AMETEK, Inc.	33,450	2,989,426
Eaton Corp. plc	114,160	9,986,717
Emerson Electric Co.	86,935	5,392,578
Generac Holdings, Inc.*	800	97,544
GrafTech International Ltd.	9,850	78,603
Hubbell, Inc.	30,373	3,807,559

See Notes to Financial Statements.

1083

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
nVent Electric plc	22,593	$423,167
Regal Beloit Corp.	5,893	514,577
Rockwell Automation, Inc.	8,700	1,853,100
Sensata Technologies Holding plc*	22,450	835,813

		27,171,526

Industrial Conglomerates (1.4%)
3M Co.	27,950	4,359,921
Carlisle Cos., Inc.	7,878	942,760
General Electric Co.#	1,943,528	13,274,296
Honeywell International, Inc.	164,717	23,816,431
Roper Technologies, Inc.	13,200	5,125,032
Siemens AG (ADR)	60,407	3,563,409

		51,081,849

Machinery (2.1%)
AGCO Corp.	23,705	1,314,679
Allison Transmission Holdings, Inc.	49,924	1,836,205
Caterpillar, Inc.	93,085	11,775,252
Colfax Corp.*	14,400	401,760
Crane Co.	7,074	420,620
Cummins, Inc.	21,500	3,725,090
Deere & Co.	41,272	6,485,895
Donaldson Co., Inc.	16,600	772,232
Dover Corp.	42,763	4,129,195
Flowserve Corp.	18,900	539,028
Fortive Corp.	43,434	2,938,744
Gates Industrial Corp. plc*	6,492	66,738
Graco, Inc.	12,000	575,880
IDEX Corp.	11,055	1,747,132
Illinois Tool Works, Inc.	72,413	12,661,413
Ingersoll Rand, Inc.*	50,500	1,420,060
ITT, Inc.	12,600	740,124
Lincoln Electric Holdings, Inc.	4,800	404,352
Middleby Corp. (The)*	8,000	631,520
Nordson Corp.	1,550	294,051
Oshkosh Corp.	9,799	701,804
Otis Worldwide Corp.	81,003	4,605,831
PACCAR, Inc.	49,476	3,703,279
Parker-Hannifin Corp.	18,738	3,434,113
Pentair plc	24,093	915,293
Snap-on, Inc.	7,850	1,087,304
Stanley Black & Decker, Inc.	52,852	7,366,512
Timken Co. (The)	9,239	420,282
Toro Co. (The)	1,500	99,510
Trinity Industries, Inc. (x)	13,248	282,050
Westinghouse Air Brake Technologies Corp.#	26,379	1,518,639
Woodward, Inc.	8,100	628,155
Xylem, Inc.	26,100	1,695,456

		79,338,198

Marine (0.0%)
Kirby Corp.*	8,650	463,294

Professional Services (0.4%)
CoreLogic, Inc.	10,925	734,378
Equifax, Inc.	30,710	5,278,435
FTI Consulting, Inc.*	5,300	607,115
IHS Markit Ltd.	26,300	1,985,650
ManpowerGroup, Inc.	8,408	578,050
Nielsen Holdings plc	51,949	771,962
Robert Half International, Inc.	103,461	5,465,845
TransUnion	2,400	208,896

		15,630,331

Road & Rail (1.3%)
AMERCO	1,303	393,754
Canadian National Railway Co.	23,783	2,106,460
CSX Corp.	128,340	8,950,432
JB Hunt Transport Services, Inc.	8,900	1,071,026
Kansas City Southern	13,900	2,075,131
Knight-Swift Transportation Holdings, Inc. (x)	110,127	4,593,397
Landstar System, Inc.	21,067	2,366,035
Lyft, Inc., Class A*	34,725	1,146,272
Norfolk Southern Corp.	37,408	6,567,723
Old Dominion Freight Line, Inc.	2,025	343,420
Ryder System, Inc.	7,608	285,376
Schneider National, Inc., Class B	8,600	212,162
Uber Technologies, Inc.*	46,028	1,430,550
Union Pacific Corp.	91,792	15,519,273

		47,061,011

Trading Companies & Distributors (0.3%)
Air Lease Corp.	15,449	452,501
Fastenal Co.	15,800	676,872
Ferguson plc (ADR)	258,518	2,106,948
HD Supply Holdings, Inc.*	23,400	810,810
MSC Industrial Direct Co., Inc., Class A	6,500	473,265
United Rentals, Inc.*	20,018	2,983,483
Univar Solutions, Inc.*	24,250	408,855
Watsco, Inc.	4,800	852,960
WW Grainger, Inc.	7,928	2,490,660

		11,256,354

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	10,650	326,849

Total Industrials		388,649,234

Information Technology (10.7%)
Communications Equipment (1.3%)
Arista Networks, Inc.*	1,500	315,045
Ciena Corp.*	22,250	1,205,060
Cisco Systems, Inc.	768,703	35,852,308
CommScope Holding Co., Inc.*	26,450	220,328
EchoStar Corp., Class A*	6,983	195,245
F5 Networks, Inc.*	8,900	1,241,372
Juniper Networks, Inc.	212,555	4,859,007
Lumentum Holdings, Inc.*	9,700	789,871
Motorola Solutions, Inc.	22,300	3,124,899
Nokia OYJ (ADR) (x)	652,832	2,872,461
Ubiquiti, Inc.	200	34,912
ViaSat, Inc.*	8,350	320,390

		51,030,898

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	17,100	1,638,351
Arrow Electronics, Inc.*	11,308	776,747
Avnet, Inc.	59,173	1,650,039
Coherent, Inc.*	650	85,137

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Corning, Inc.	109,466	$2,835,169
Dolby Laboratories, Inc., Class A	8,036	529,331
Flex Ltd.*	282,210	2,892,653
FLIR Systems, Inc.	18,985	770,221
IPG Photonics Corp.*	4,800	769,872
Jabil, Inc.	17,324	555,754
Keysight Technologies, Inc.*	18,100	1,824,118
Littelfuse, Inc.	3,450	588,673
National Instruments Corp.	18,750	725,813
SYNNEX Corp.	6,000	718,620
Trimble, Inc.*	36,350	1,569,957
Zebra Technologies Corp., Class A*	700	179,165

		18,109,620

IT Services (2.8%)
Accenture plc, Class A	50,101	10,757,687
Akamai Technologies, Inc.*	4,100	439,069
Alliance Data Systems Corp.	6,800	306,816
Amdocs Ltd.	19,343	1,177,602
Automatic Data Processing, Inc.	8,800	1,310,232
Booz Allen Hamilton Holding Corp.	14,507	1,128,500
CACI International, Inc., Class A*	3,050	661,484
Cognizant Technology Solutions Corp., Class A	185,665	10,549,485
DXC Technology Co.	36,950	609,675
Euronet Worldwide, Inc.*	7,300	699,486
Fidelity National Information Services, Inc.	132,577	17,777,250
Fiserv, Inc.*	114,449	11,172,511
Genpact Ltd.	16,700	609,884
Global Payments, Inc.	43,500	7,378,470
International Business Machines Corp.	141,998	17,149,098
Jack Henry & Associates, Inc.	2,450	450,873
Leidos Holdings, Inc.	17,684	1,656,460
Mastercard, Inc., Class A	21,611	6,390,373
Paychex, Inc.	9,800	742,350
PayPal Holdings, Inc.*	20,253	3,528,680
Sabre Corp.	40,250	324,415
Science Applications International Corp.	7,300	567,064
Twilio, Inc., Class A*	3,200	702,144
VeriSign, Inc.*	6,050	1,251,322
Visa, Inc., Class A	31,382	6,062,061
Western Union Co. (The)	140,781	3,043,685
WEX, Inc.*	5,800	957,058

		107,403,734

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	11,900	626,059
Analog Devices, Inc.	70,779	8,680,337
Applied Materials, Inc.	15,635	945,136
Broadcom, Inc.	3,000	946,830
Cirrus Logic, Inc.*	8,500	525,130
Cree, Inc.*	15,700	929,283
Entegris, Inc.	1,200	70,860
First Solar, Inc.*	12,094	598,653
Intel Corp.	796,151	47,633,714
KLA Corp.	12,583	2,447,142
Lam Research Corp.	10,434	3,374,982
Marvell Technology Group Ltd.	96,200	3,372,772
Maxim Integrated Products, Inc.	25,850	1,566,769
Microchip Technology, Inc.	8,600	905,666
Micron Technology, Inc.*	227,089	11,699,625
MKS Instruments, Inc.	1,950	220,818
NXP Semiconductors NV	70,311	8,018,266
ON Semiconductor Corp.*	59,150	1,172,353
Qorvo, Inc.*	16,900	1,867,957
QUALCOMM, Inc.	17,514	1,597,452
Skyworks Solutions, Inc.	24,400	3,119,784
Texas Instruments, Inc.	152,919	19,416,125

		119,735,713

Software (1.7%)
2U, Inc.*	5,950	225,862
Aspen Technology, Inc.*	700	72,527
Autodesk, Inc.*	10,719	2,563,878
CDK Global, Inc.	129,480	5,363,062
Ceridian HCM Holding, Inc.*	4,600	364,642
Citrix Systems, Inc.	30,453	4,504,303
Crowdstrike Holdings, Inc., Class A*	4,600	461,334
FireEye, Inc.*	24,700	300,723
Guidewire Software, Inc.*	9,800	1,086,330
Intuit, Inc.	5,885	1,743,078
LogMeIn, Inc.	15,794	1,338,857
Manhattan Associates, Inc.*	1,000	94,200
Microsoft Corp.	135,115	27,497,254
NortonLifeLock, Inc.	46,863	929,293
Nuance Communications, Inc.*	40,985	1,037,125
Oracle Corp.	203,564	11,250,982
Pegasystems, Inc.	600	60,702
RealPage, Inc.*	1,600	104,016
salesforce.com, Inc.*	9,300	1,742,169
SolarWinds Corp.*	6,778	119,767
SS&C Technologies Holdings, Inc.	25,950	1,465,656
Synopsys, Inc.*	1,600	312,000
Teradata Corp.*	3,700	76,960

		62,714,720

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	74,801	27,287,405
Dell Technologies, Inc., Class C*	79,338	4,358,830
Hewlett Packard Enterprise Co.	188,293	1,832,091
HP, Inc.	317,640	5,536,465
NCR Corp.*	18,500	320,420
NetApp, Inc.	14,800	656,676
Pure Storage, Inc., Class A*	15,000	259,950
Western Digital Corp.	89,695	3,960,034
Xerox Holdings Corp.	59,965	916,865

		45,128,736

Total Information Technology		404,123,421

Materials (3.2%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	28,257	6,822,935
Albemarle Corp.	15,372	1,186,872
Ashland Global Holdings, Inc.	8,063	557,153
Axalta Coating Systems Ltd.*	114,950	2,592,123

See Notes to Financial Statements.

1085

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cabot Corp.	8,039	$297,845
Celanese Corp.	17,200	1,485,048
CF Industries Holdings, Inc.	31,100	875,154
Chemours Co. (The)	23,750	364,563
Corteva, Inc.	400,114	10,719,054
Dow, Inc.	108,375	4,417,365
DuPont de Nemours, Inc.	160,819	8,544,313
Eastman Chemical Co.	19,750	1,375,390
Ecolab, Inc.	29,200	5,809,340
Element Solutions, Inc.*	31,650	343,403
FMC Corp.	15,200	1,514,224
Huntsman Corp.	29,213	524,958
International Flavors & Fragrances, Inc. (x)	15,650	1,916,499
Linde plc	76,807	16,291,533
LyondellBasell Industries NV, Class A	66,001	4,337,586
Mosaic Co. (The)	50,337	629,716
NewMarket Corp.	200	80,096
Olin Corp.	20,800	238,992
PPG Industries, Inc.	90,174	9,563,854
RPM International, Inc.	3,050	228,933
Scotts Miracle-Gro Co. (The)	400	53,788
Sherwin-Williams Co. (The)	8,313	4,803,667
Valvoline, Inc.	26,995	521,813
W R Grace & Co.	5,200	264,212
Westlake Chemical Corp.	15,417	827,122

		87,187,551

Construction Materials (0.1%)
Eagle Materials, Inc.	6,000	421,320
Martin Marietta Materials, Inc.	9,050	1,869,458
Vulcan Materials Co.	19,254	2,230,576

		4,521,354

Containers & Packaging (0.4%)
Amcor plc	199,100	2,032,811
AptarGroup, Inc.	9,342	1,046,117
Ardagh Group SA	2,600	33,566
Avery Dennison Corp.	7,100	810,039
Ball Corp.	2,900	201,521
Berry Global Group, Inc.*	12,700	562,864
Crown Holdings, Inc.*	16,950	1,103,953
Graphic Packaging Holding Co.	31,650	442,784
International Paper Co.	57,363	2,019,751
Packaging Corp. of America	13,650	1,362,270
Sealed Air Corp.	22,650	744,053
Silgan Holdings, Inc.	11,450	370,866
Sonoco Products Co.	14,567	761,708
Westrock Co.	37,392	1,056,698

		12,549,001

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	211,777	2,450,260
Newmont Corp.	137,246	8,473,568
Nucor Corp.	43,949	1,819,928
Reliance Steel & Aluminum Co.	9,209	874,210
Royal Gold, Inc.	2,678	332,929
Southern Copper Corp.	12,000	477,240
Steel Dynamics, Inc.	29,566	771,377

		15,199,512

Total Materials		119,457,418

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	18,256	2,962,036
American Campus Communities, Inc. (REIT)	67,755	2,368,715
American Homes 4 Rent (REIT), Class A	37,858	1,018,380
Americold Realty Trust (REIT)	44,921	1,630,632
Apartment Investment and Management Co. (REIT), Class A	62,525	2,353,441
Apple Hospitality REIT, Inc. (REIT)	30,500	294,630
AvalonBay Communities, Inc. (REIT)	20,548	3,177,543
Boston Properties, Inc. (REIT)	22,725	2,053,885
Brandywine Realty Trust (REIT)	24,544	267,284
Brixmor Property Group, Inc. (REIT)	43,221	554,093
Brookfield Property REIT, Inc. (REIT), Class A (x)	800	7,968
Camden Property Trust (REIT)	19,874	1,812,906
CoreSite Realty Corp. (REIT)	1,950	236,067
Corporate Office Properties Trust (REIT)	16,347	414,233
Cousins Properties, Inc. (REIT)	21,550	642,836
Crown Castle International Corp. (REIT)	4,100	686,135
CubeSmart LP (REIT)	45,409	1,225,589
CyrusOne, Inc. (REIT)	16,750	1,218,562
Digital Realty Trust, Inc. (REIT)	39,097	5,556,075
Douglas Emmett, Inc. (REIT)	24,244	743,321
Duke Realty Corp. (REIT)	53,789	1,903,593
Empire State Realty Trust, Inc. (REIT), Class A	21,300	149,100
EPR Properties (REIT)	11,350	376,026
Equity Commonwealth (REIT)	16,946	545,661
Equity LifeStyle Properties, Inc. (REIT)	14,900	930,952
Equity Residential (REIT)	53,589	3,152,105
Essex Property Trust, Inc. (REIT)	9,559	2,190,636
Extra Space Storage, Inc. (REIT)	5,450	503,417
Federal Realty Investment Trust (REIT)	11,000	937,310
First Industrial Realty Trust, Inc. (REIT)	18,400	707,296
Gaming and Leisure Properties, Inc. (REIT)	30,030	1,039,038
Healthcare Trust of America, Inc. (REIT), Class A	31,647	839,278
Healthpeak Properties, Inc. (REIT)	78,709	2,169,220
Highwoods Properties, Inc. (REIT)	14,950	558,084
Host Hotels & Resorts, Inc. (REIT)	102,038	1,100,990
Hudson Pacific Properties, Inc. (REIT)	21,900	551,004
Invitation Homes, Inc. (REIT)	79,398	2,185,827
Iron Mountain, Inc. (REIT)	17,200	448,920
JBG SMITH Properties (REIT)	17,723	524,069
Kilroy Realty Corp. (REIT)	16,738	982,521
Kimco Realty Corp. (REIT)	60,272	773,892
Lamar Advertising Co. (REIT), Class A	12,500	834,500

See Notes to Financial Statements.

1086

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Life Storage, Inc. (REIT)	6,800	$645,660
Medical Properties Trust, Inc. (REIT)	126,860	2,384,968
Mid-America Apartment Communities, Inc. (REIT)	36,033	4,131,904
National Retail Properties, Inc. (REIT)	24,912	883,878
Omega Healthcare Investors, Inc. (REIT)	32,750	973,658
Outfront Media, Inc. (REIT)	20,960	297,003
Paramount Group, Inc. (REIT)	27,524	212,210
Park Hotels & Resorts, Inc. (REIT)	34,928	345,438
Prologis, Inc. (REIT)	107,646	10,046,601
Public Storage (REIT)	14,525	2,787,202
Rayonier, Inc. (REIT)	19,900	493,321
Realty Income Corp. (REIT)	50,188	2,986,186
Regency Centers Corp. (REIT)	24,592	1,128,527
Rexford Industrial Realty, Inc. (REIT)	16,900	700,167
SBA Communications Corp. (REIT)	14,000	4,170,880
Simon Property Group, Inc. (REIT)	9,450	646,191
SL Green Realty Corp. (REIT)	11,215	552,787
Spirit Realty Capital, Inc. (REIT)	15,006	523,109
STORE Capital Corp. (REIT)	32,800	780,968
Sun Communities, Inc. (REIT)	22,243	3,017,930
Taubman Centers, Inc. (REIT)	10,050	379,488
UDR, Inc. (REIT)	42,678	1,595,304
Ventas, Inc. (REIT)	54,498	1,995,717
VEREIT, Inc. (REIT)	157,550	1,013,047
VICI Properties, Inc. (REIT)	68,466	1,382,329
Vornado Realty Trust (REIT)	25,596	978,023
Weingarten Realty Investors (REIT)	17,666	334,417
Welltower, Inc. (REIT)	61,062	3,159,959
Weyerhaeuser Co. (REIT)	109,070	2,449,712
WP Carey, Inc. (REIT)	24,945	1,687,529

		105,311,883

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	48,650	2,199,953
Howard Hughes Corp. (The)*	57,569	2,990,710
Jones Lang LaSalle, Inc.	7,546	780,709

		5,971,372

Total Real Estate		111,283,255

Utilities (4.9%)
Electric Utilities (3.5%)
Alliant Energy Corp.	36,390	1,740,897
American Electric Power Co., Inc.	182,434	14,529,044
Avangrid, Inc.	8,262	346,839
Duke Energy Corp.	216,049	17,260,155
Edison International	87,707	4,763,367
Entergy Corp.	29,314	2,749,946
Evergy, Inc.	33,046	1,959,297
Eversource Energy	49,197	4,096,634
Exelon Corp.	313,311	11,370,056
FirstEnergy Corp.	442,053	17,142,815
Hawaiian Electric Industries, Inc.	15,564	561,238
IDACORP, Inc.	7,300	637,801
NextEra Energy, Inc.	82,888	19,907,211
NRG Energy, Inc.	23,157	753,992
OGE Energy Corp.	29,160	885,298
PG&E Corp. (x)*	77,348	686,077
Pinnacle West Capital Corp.	16,425	1,203,788
PPL Corp.	406,199	10,496,182
Southern Co. (The)	287,555	14,909,727
Xcel Energy, Inc.	114,270	7,141,875

		133,142,239

Gas Utilities (0.1%)
Atmos Energy Corp.	17,666	1,759,180
National Fuel Gas Co.	11,995	502,951
UGI Corp.	30,335	964,653

		3,226,784

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	96,493	1,398,184
Vistra Energy Corp.	71,150	1,324,813

		2,722,997

Multi-Utilities (1.1%)
Ameren Corp.	35,875	2,524,165
CenterPoint Energy, Inc.	73,498	1,372,208
CMS Energy Corp.	41,686	2,435,296
Consolidated Edison, Inc.	48,920	3,518,816
Dominion Energy, Inc.	175,872	14,277,289
DTE Energy Co.	28,039	3,014,192
MDU Resources Group, Inc.	29,094	645,305
NiSource, Inc.	55,854	1,270,120
Public Service Enterprise Group, Inc.	73,779	3,626,976
Sempra Energy	42,879	5,026,705
WEC Energy Group, Inc.	46,087	4,039,525

		41,750,597

Water Utilities (0.1%)
American Water Works Co., Inc.	26,439	3,401,642
Essential Utilities, Inc.	32,568	1,375,672

		4,777,314

Total Utilities		185,619,931

Total Common Stocks (84.8%) (Cost $2,609,075,852)		3,209,295,328

EXCHANGE TRADED FUNDS (ETF):
Equity (6.0%)
iShares Core S&P 500 ETF	1,994	617,522
iShares Morningstar Large-Cap ETF	11,929	2,082,088
iShares Morningstar Large-Cap Growth ETF	28,960	6,790,541
iShares Morningstar Large-Cap Value ETF‡	384,305	37,169,980
iShares Russell 1000 ETF	4,431	760,714
iShares Russell 1000 Growth ETF	42,870	8,228,896
iShares Russell 1000 Value ETF (x)	518,088	58,347,070
iShares S&P 500 Growth ETF	40,850	8,475,966
iShares S&P 500 Value ETF (x)	296,991	32,137,396

See Notes to Financial Statements.

1087

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SPDR Portfolio S&P 500 Growth ETF	60,000	$2,695,200
SPDR Portfolio S&P 500 Value ETF (x)	78,600	2,277,828
Vanguard Growth ETF	39,690	8,020,952
Vanguard Large-Cap ETF	3,164	452,452
Vanguard Russell 1000 Value (x)	183,700	18,160,582
Vanguard Value ETF (x)	388,701	38,710,733

Total Exchange Traded Funds (6.0%) (Cost $199,400,633)		224,927,920

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $578,000)	12,500	624,000

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $173,352)	36,115	6,067

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares	86,326,630	86,404,324

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $3,900,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $3,978,004. (xx)	$3,900,000	3,900,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $1,500,009, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $1,530,001. (xx)	1,500,000	1,500,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $9,000,083, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $10,000,833. (xx)	9,000,000	9,000,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $9,462,745, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $9,651,982. (xx)	9,462,727	9,462,727
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $11,000,599, collateralized by various Common Stocks; total market value $12,224,683. (xx)	11,000,000	11,000,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $5,899,171, collateralized by various Common Stocks; total market value $6,555,673. (xx)	5,899,138	5,899,138
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $5,000,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 4/15/21-11/15/49; total market value $5,100,000. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $3,000,047, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/14/20-2/15/50; total market value $3,060,000. (xx)	3,000,000	3,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $10,000,156, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/9/20-8/15/48; total market value $10,200,001. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		58,761,865

Total Short-Term Investments (3.8%) (Cost $145,054,939)		145,166,189

Total Investments in Securities (94.6%) (Cost $2,954,282,776)		3,580,019,504
Other Assets Less Liabilities (5.4%)		205,957,599

Net Assets (100%)		$3,785,977,103

See Notes to Financial Statements.

1088

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $50,851,637.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $63,737,176. This was collateralized by $5,997,386 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $58,761,865 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.(a)	59,350	1,292,277	495,440	(241,168)	(24,262)	(377,426)	1,144,861	23,056	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Large-Cap Value ETF	384,305	41,380,375	3,251,437	—	—	(7,461,832)	37,169,980	639,893	—

Total		42,672,652	3,746,877	(241,168)	(24,262)	(7,839,258)	38,314,841	662,949	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,004	9/2020	USD	155,128,040	(1,610,187)
S&P Midcap 400 E-Mini Index	627	9/2020	USD	111,549,570	(608,741)

					(2,218,928)

See Notes to Financial Statements.

1089

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$276,533,718	$—	$—	$276,533,718
Consumer Discretionary	226,562,904	—	—	226,562,904
Consumer Staples	229,911,571	16,631,432	—	246,543,003
Energy	156,955,437	—	—	156,955,437
Financials	594,363,162	—	—	594,363,162
Health Care	497,077,291	2,126,554	—	499,203,845
Industrials	388,649,234	—	—	388,649,234
Information Technology	404,123,421	—	—	404,123,421
Materials	119,457,418	—	—	119,457,418
Real Estate	111,283,255	—	—	111,283,255
Utilities	185,619,931	—	—	185,619,931
Exchange Traded Funds	224,927,920	—	—	224,927,920
Master Limited Partnership
Financials	624,000	—	—	624,000
Rights
Communication Services	6,067	—	—	6,067
Short-Term Investments
Investment Company	86,404,324	—	—	86,404,324
Repurchase Agreements	—	58,761,865	—	58,761,865

Total Assets	$3,502,499,653	$77,519,851	$—	$3,580,019,504

Liabilities:
Futures	$(2,218,928)	$—	$—	$(2,218,928)

Total Liabilities	$(2,218,928)	$—	$—	$(2,218,928)

Total	$3,500,280,725	$77,519,851	$—	$3,577,800,576

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,218,928	)*

Total		$(2,218,928)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$55,159,882	$55,159,882

Total	$55,159,882	$55,159,882

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(10,967,170)	$(10,967,170)

Total	$(10,967,170)	$(10,967,170)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $456,326,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$727,319,247
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$800,169,051

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$752,073,278
Aggregate gross unrealized depreciation	(273,375,753)

Net unrealized appreciation	$478,697,525

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,099,103,051

See Notes to Financial Statements.

1091

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $36,008,704)	$38,314,841
Unaffiliated Issuers (Cost $2,859,512,207)	3,482,942,798
Repurchase Agreements (Cost $58,761,865)	58,761,865
Cash	259,860,854
Receivable for securities sold	10,183,250
Dividends, interest and other receivables	4,246,310
Due from broker for futures variation margin	3,593,123
Receivable for Portfolio shares sold	75,188
Securities lending income receivable	29,393
Other assets	40,557

Total assets	3,858,048,179

LIABILITIES
Payable for return of collateral on securities loaned	58,761,865
Payable for securities purchased	7,744,210
Due to Custodian	1,646,636
Investment management fees payable	1,454,549
Payable for Portfolio shares redeemed	1,073,444
Distribution fees payable – Class IB	498,278
Administrative fees payable	402,694
Distribution fees payable – Class IA	185,041
Trustees’ fees payable	18,406
Accrued expenses	285,953

Total liabilities	72,071,076

NET ASSETS	$3,785,977,103

Net assets were comprised of:
Paid in capital	$3,183,503,489
Total distributable earnings (loss)	602,473,614

Net assets	$3,785,977,103

Class IA
Net asset value, offering and redemption price per share, $884,417,611 / 55,308,366 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.99

Class IB
Net asset value, offering and redemption price per share, $2,378,486,295 / 149,157,291 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.95

Class K
Net asset value, offering and redemption price per share, $523,073,197 / 32,670,636 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.01

(x)	Includes value of securities on loan of $63,737,176.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($662,949 of dividend income received from affiliates) (net of $262,125 foreign withholding tax)	$51,284,994
Interest	998,166
Securities lending (net)	163,558

Total income	52,446,718

EXPENSES
Investment management fees	8,950,509
Distribution fees – Class IB	3,104,162
Administrative fees	2,424,177
Distribution fees – Class IA	1,149,972
Printing and mailing expenses	151,569
Custodian fees	131,775
Professional fees	82,956
Trustees’ fees	63,198
Miscellaneous	52,323

Total expenses	16,110,641

NET INVESTMENT INCOME (LOSS)	36,336,077

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(24,262) realized gain (loss) from affiliates)	77,874,565
Futures contracts	55,159,882
Foreign currency transactions	(6,512)

Net realized gain (loss)	133,027,935

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(7,839,258) of change in unrealized appreciation (depreciation) from affiliates)	(719,836,077)
Futures contracts	(10,967,170)
Foreign currency translations	3,618

Net change in unrealized appreciation (depreciation)	(730,799,629)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(597,771,694)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(561,435,617)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,336,077	$80,168,849
Net realized gain (loss)	133,027,935	302,385,142
Net change in unrealized appreciation (depreciation)	(730,799,629)	599,378,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(561,435,617)	981,932,859

Distributions to shareholders:
Class IA	—	(79,760,457)
Class IB	—	(218,371,470)
Class K	—	(45,953,679)

Total distributions to shareholders	—	(344,085,606)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [430,228 and 472,536 shares, respectively]	6,970,504	8,371,942
Capital shares issued in reinvestment of dividends and distributions [0 and 4,432,647 shares, respectively]	—	79,760,457
Capital shares repurchased [(2,729,546) and (5,019,887) shares, respectively]	(44,329,464)	(90,148,670)

Total Class IA transactions	(37,358,960)	(2,016,271)

Class IB
Capital shares sold [908,397 and 1,184,813 shares, respectively]	14,316,431	21,004,870
Capital shares issued in reinvestment of dividends and distributions [0 and 12,169,756 shares, respectively]	—	218,371,470
Capital shares repurchased [(8,955,683) and (19,730,722) shares, respectively]	(146,733,768)	(353,850,512)

Total Class IB transactions	(132,417,337)	(114,474,172)

Class K
Capital shares sold [2,444,772 and 1,048,502 shares, respectively]	36,010,604	16,614,271
Capital shares issued in reinvestment of dividends and distributions [0 and 2,554,177 shares, respectively]	—	45,953,679
Capital shares repurchased [(2,025,860) and (6,311,184) shares, respectively]	(32,949,679)	(113,202,972)

Total Class K transactions	3,060,925	(50,635,022)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(166,715,372)	(167,125,465)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(728,150,989)	470,721,788
NET ASSETS:
Beginning of period	4,514,128,092	4,043,406,304

End of period	$3,785,977,103	$4,514,128,092

See Notes to Financial Statements.

1093

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.30		$15.80	$19.01	$16.94	$14.93	$15.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.32	0.31	0.26	0.24	0.24
Net realized and unrealized gain (loss)	(2.46)		3.67	(2.13)	2.09	2.04	(0.88)

Total from investment operations	(2.31)		3.99	(1.82)	2.35	2.28	(0.64)

Less distributions:
Dividends from net investment income	—		(0.36)	(0.48)	(0.28)	(0.26)	(0.26)
Distributions from net realized gains	—		(1.13)	(0.91)	—	—	—
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(1.49)	(1.39)	(0.28)	(0.27)	(0.26)

Net asset value, end of period	$15.99		$18.30	$15.80	$19.01	$16.94	$14.93

Total return (b)	(12.62)%		25.45%	(9.96)%	13.90%	15.28%	(4.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$884,418		$1,054,423	$912,284	$1,107,955	$1,068,915	$1,027,281
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.84%	0.85%	0.85%	0.84%
Before waivers (a)(f)	0.85%		0.85%	0.84%	0.85%	0.86%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.82%		1.81%	1.64%	1.44%	1.57%	1.51%
Before waivers (a)(f)	1.82%		1.81%	1.64%	1.44%	1.57%	1.50%
Portfolio turnover rate^	20	%(z)	20%	19%	18%	21%	25%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.25		$15.76	$18.96	$16.90	$14.89	$15.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.32	0.31	0.26	0.24	0.23
Net realized and unrealized gain (loss)	(2.45)		3.66	(2.12)	2.08	2.04	(0.87)

Total from investment operations	(2.30)		3.98	(1.81)	2.34	2.28	(0.64)

Less distributions:
Dividends from net investment income	—		(0.36)	(0.48)	(0.28)	(0.26)	(0.26)
Distributions from net realized gains	—		(1.13)	(0.91)	—	—	—
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(1.49)	(1.39)	(0.28)	(0.27)	(0.26)

Net asset value, end of period	$15.95		$18.25	$15.76	$18.96	$16.90	$14.89

Total return (b)	(12.60)%		25.46%	(9.94)%	13.87%	15.32%	(4.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,378,486		$2,869,388	$2,578,700	$3,242,869	$3,210,026	$3,164,043
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.84%	0.85%	0.85%	0.84%
Before waivers (a)(f)	0.85%		0.85%	0.84%	0.85%	0.86%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.81%		1.81%	1.64%	1.44%	1.57%	1.50%
Before waivers (a)(f)	1.81%		1.81%	1.63%	1.44%	1.57%	1.50%
Portfolio turnover rate^	20	%(z)	20%	19%	18%	21%	25%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.30		$15.80	$19.01	$16.94	$14.93	$15.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.37	0.36	0.30	0.28	0.27
Net realized and unrealized gain (loss)	(2.46)		3.67	(2.13)	2.10	2.04	(0.87)

Total from investment operations	(2.29)		4.04	(1.77)	2.40	2.32	(0.60)

Less distributions:
Dividends from net investment income	—		(0.41)	(0.53)	(0.33)	(0.30)	(0.29)
Distributions from net realized gains	—		(1.13)	(0.91)	—	—	—
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(1.54)	(1.44)	(0.33)	(0.31)	(0.29)

Net asset value, end of period	$16.01		$18.30	$15.80	$19.01	$16.94	$14.93

Total return (b)	(12.51)%		25.74%	(9.72)%	14.16%	15.58%	(3.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$523,073		$590,317	$552,422	$680,418	$824,484	$846,398
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.59%	0.60%	0.60%	0.59%
Before waivers (a)(f)	0.60%		0.60%	0.59%	0.60%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.07%		2.05%	1.89%	1.68%	1.82%	1.74%
Before waivers (a)(f)	2.07%		2.05%	1.89%	1.68%	1.81%	1.74%
Portfolio turnover rate^	20	%(z)	20%	19%	18%	21%	25%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1095

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Financials	$81,436,416	24.6%
Information Technology	70,902,943	21.4
Communication Services	38,922,555	11.7
Energy	29,533,898	8.9
Materials	28,577,525	8.6
Consumer Staples	21,163,935	6.4
Consumer Discretionary	16,549,615	5.0
Industrials	16,436,023	5.0
Health Care	6,041,874	1.8
Investment Company	4,926,490	1.4
Real Estate	3,024,843	0.9
Utilities	2,347,369	0.7
Repurchase Agreements	247,250	0.1
Cash and Other	11,510,770	3.5

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$778.64	$6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.01	6.91

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.38%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (5.2%)
Banco do Brasil SA*	1,157,200	$6,862,636
BB Seguridade Participacoes SA	968,200	4,908,566
CCR SA	1,569,510	4,193,557
Cielo SA	1,515,200	1,292,828

		17,257,587

China (22.9%)
AAC Technologies Holdings, Inc. (x)	523,394	3,204,460
Anhui Conch Cement Co. Ltd., Class H	949,874	6,388,863
Baidu, Inc. (ADR)*	37,444	4,489,161
China Construction Bank Corp., Class H	17,743,574	14,338,220
China Merchants Bank Co. Ltd., Class H	1,302,281	5,998,001
China Mobile Ltd. (ADR)	205,173	6,902,020
China Shenhua Energy Co. Ltd., Class H	1,755,054	2,740,944
China Vanke Co. Ltd., Class H	958,800	3,024,843
CNOOC Ltd.	4,107,403	4,613,016
CRRC Corp. Ltd., Class H	4,267,000	1,801,954
ENN Energy Holdings Ltd.	209,005	2,347,369
Hengan International Group Co. Ltd.	583,973	4,568,094
NetEase, Inc. (ADR)	5,918	2,541,071
Ping An Insurance Group Co. of China Ltd., Class H	376,500	3,760,126
Sinopharm Group Co. Ltd., Class H (x)	1,539,431	3,945,193
Weichai Power Co. Ltd., Class H	2,735,906	5,104,082

		75,767,417

Egypt (1.1%)
Commercial International Bank Egypt SAE (Registered) (GDR) (m)	978,531	3,778,825

Hong Kong (1.3%)
ASM Pacific Technology Ltd.	393,712	4,161,197

Hungary (2.0%)
OTP Bank Nyrt.*	193,851	6,789,479

India (11.9%)
Axis Bank Ltd. (GDR) (m)	125,650	3,366,149
Bajaj Auto Ltd.	79,428	2,987,336
Bharat Petroleum Corp. Ltd.	538,744	2,681,521
Bharti Infratel Ltd.	1,052,304	3,090,648
Coal India Ltd.	1,067,216	1,890,060
HCL Technologies Ltd.	730,031	5,409,233
Hero MotoCorp Ltd.	79,179	2,683,931
Infosys Ltd. (ADR)	618,880	5,978,381
Oil & Natural Gas Corp. Ltd.	3,006,532	3,272,822
Tata Consultancy Services Ltd.	179,515	4,969,073
UPL Ltd.*	564,922	3,190,382

		39,519,536

Indonesia (4.1%)
Astra International Tbk. PT	9,311,496	3,130,634
Bank Mandiri Persero Tbk. PT	13,921,828	4,828,154
Telekomunikasi Indonesia Persero Tbk. PT (ADR) (x)*	264,170	5,780,039

		13,738,827

Luxembourg (0.7%)
Ternium SA (ADR)*	148,655	2,255,096

Mexico (4.2%)
America Movil SAB de CV (ADR), Class L	562,469	7,137,731
Grupo Mexico SAB de CV	1,908,551	4,434,146
Kimberly-Clark de Mexico SAB de CV, Class A	1,595,973	2,487,925

		14,059,802

Pakistan (0.3%)
Habib Bank Ltd.	111,172	64,206
Pakistan Petroleum Ltd.	1,557,642	805,425

		869,631

Portugal (1.2%)
Galp Energia SGPS SA	339,440	3,921,049

Russia (8.6%)
Alrosa PJSC	4,346,690	3,931,577
LUKOIL PJSC (ADR)	95,814	7,102,305
Magnit PJSC (GDR) (m)	194,393	2,521,079
Mobile TeleSystems PJSC (ADR)	612,663	5,630,373
Sberbank of Russia PJSC	3,312,318	9,421,580

		28,606,914

South Africa (5.7%)
Anglo American plc	133,110	3,076,835
Bidvest Group Ltd. (The)	301,568	2,467,142
Life Healthcare Group Holdings Ltd.	2,161,555	2,096,681
Nedbank Group Ltd.	198,112	1,164,730
Sanlam Ltd.	711,680	2,416,312
Shoprite Holdings Ltd.	386,413	2,373,774
Standard Bank Group Ltd.	298,101	1,794,245
Vodacom Group Ltd.	473,188	3,351,512

		18,741,231

South Korea (14.0%)
Coway Co. Ltd.	58,358	3,528,388
Hyundai Mobis Co. Ltd.	26,445	4,219,326
KB Financial Group, Inc.	157,952	4,516,249
KT&G Corp.	41,065	2,683,507
Samsung Electronics Co. Ltd.	324,257	14,374,031
Shinhan Financial Group Co. Ltd.	200,800	4,797,332
SK Hynix, Inc.	171,301	12,254,261

		46,373,094

Taiwan (5.8%)
Catcher Technology Co. Ltd.	344,000	2,582,897
Hon Hai Precision Industry Co. Ltd.	1,779,000	5,192,509
Novatek Microelectronics Corp.	388,000	2,992,737
Taiwan Semiconductor Manufacturing Co. Ltd.	802,429	8,491,336

		19,259,479

Thailand (1.6%)
Kasikornbank PCL	873,067	2,631,606
Siam Cement PCL (The)	211,842	2,535,275

		5,166,881

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Turkey (1.6%)
KOC Holding A/S	1,092,925	$2,869,288
Tupras Turkiye Petrol Rafinerileri A/S*	192,035	2,506,756

		5,376,044

United Kingdom (2.8%)
Mondi plc	147,992	2,765,351
Unilever NV	123,117	6,529,556

		9,294,907

Total Common Stocks (95.0%) (Cost $358,952,329)		314,936,996

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	4,922,060	4,926,490

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $49,450, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $50,439. (xx)	$49,450	49,450
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $197,800, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $201,756. (xx)	197,800	197,800

Total Repurchase Agreements		247,250

Total Short-Term Investments (1.5%) (Cost $5,170,469)		5,173,740

Total Investments in Securities (96.5%) (Cost $364,122,798)		320,110,736
Other Assets Less Liabilities (3.5%)		11,510,770

Net Assets (100%)		$331,621,506

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $9,666,053 or 2.9% of net assets.

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $8,207,396. This was collateralized by $8,523,584 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $247,250 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$17,257,587	$—	$—	$17,257,587
China	13,932,252	61,835,165	—	75,767,417
Egypt	—	3,778,825	—	3,778,825
Hong Kong	—	4,161,197	—	4,161,197
Hungary	—	6,789,479	—	6,789,479
India	5,978,381	33,541,155	—	39,519,536

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Indonesia	$5,780,039	$7,958,788	$—	$13,738,827
Luxembourg	2,255,096	—	—	2,255,096
Mexico	14,059,802	—	—	14,059,802
Pakistan	—	869,631	—	869,631
Portugal	—	3,921,049	—	3,921,049
Russia	5,630,373	22,976,541	—	28,606,914
South Africa	—	18,741,231	—	18,741,231
South Korea	—	46,373,094	—	46,373,094
Taiwan	—	19,259,479	—	19,259,479
Thailand	—	5,166,881	—	5,166,881
Turkey	—	5,376,044	—	5,376,044
United Kingdom	—	9,294,907	—	9,294,907
Short-Term Investments
Investment Company	4,926,490	—	—	4,926,490
Repurchase Agreements	—	247,250	—	247,250

Total Assets	$69,820,020	$250,290,716	$—	$320,110,736

Total Liabilities	$—	$—	$—	$—

Total	$69,820,020	$250,290,716	$—	$320,110,736

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$86,042,658
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,223,559

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,084,325
Aggregate gross unrealized depreciation	(61,724,199)

Net unrealized depreciation	$(45,639,874)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$365,750,610

See Notes to Financial Statements.

1099

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $363,875,548)	$319,863,486
Repurchase Agreements (Cost $247,250)	247,250
Cash	10,900,030
Dividends, interest and other receivables	1,381,547
Receivable for Portfolio shares sold	117,195
Receivable for securities sold	58,000
Securities lending income receivable	1,628
Other assets	4,676

Total assets	332,573,812

LIABILITIES
Foreign currency overdraft payable	897
Payable for return of collateral on securities loaned	247,250
Investment management fees payable	245,810
Payable for Portfolio shares redeemed	206,848
Distribution fees payable – Class IB	68,832
Administrative fees payable	26,659
Payable for securities purchased	9,928
Accrued expenses	146,082

Total liabilities	952,306

NET ASSETS	$331,621,506

Net assets were comprised of:
Paid in capital	$376,148,133
Total distributable earnings (loss)	(44,526,627)

Net assets	$331,621,506

Class IB
Net asset value, offering and redemption price per share, $331,621,506 / 19,358,235 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.13

(x)	Includes value of securities on loan of $8,207,396.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $715,588 foreign withholding tax)	$5,980,011
Interest	42,426
Securities lending (net)	5,031

Total income	6,027,468

EXPENSES
Investment management fees	1,714,381
Distribution fees – Class IB	428,595
Custodian fees	173,818
Administrative fees	163,706
Professional fees	35,490
Printing and mailing expenses	21,378
Trustees’ fees	5,702
Miscellaneous	9,031

Gross expenses	2,552,101
Less: Waiver from investment manager	(193,739)

Net expenses	2,358,362

NET INVESTMENT INCOME (LOSS)	3,669,106

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $1,475 on realized gain on investments)	(3,602,986)
Foreign currency transactions	(229,374)

Net realized gain (loss)	(3,832,360)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(91,863,385)
Foreign currency translations	(4,798)

Net change in unrealized appreciation (depreciation)	(91,868,183)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(95,700,543)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(92,031,437)

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,669,106	$8,442,968
Net realized gain (loss)	(3,832,360)	5,610,424
Net change in unrealized appreciation (depreciation)	(91,868,183)	51,919,235

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(92,031,437)	65,972,627

Distributions to shareholders:
Class IB	—	(14,391,560)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,457,378 and 2,281,250 shares, respectively]	25,614,944	47,368,451
Capital shares issued in reinvestment of dividends and distributions [0 and 675,084 shares, respectively]	—	14,391,560
Capital shares repurchased [(1,208,735) and (2,094,284) shares, respectively]	(22,285,567)	(43,358,518)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,329,377	18,401,493

TOTAL INCREASE (DECREASE) IN NET ASSETS	(88,702,060)	69,982,560
NET ASSETS:
Beginning of period	420,323,566	350,341,006

End of period	$331,621,506	$420,323,566

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$22.00		$19.20		$19.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.46		0.02	##
Net realized and unrealized gain (loss)	(5.06)		3.13		(0.23)

Total from investment operations	(4.87)		3.59		(0.21)

Less distributions:
Dividends from net investment income	—		(0.55)		(0.03)
Distributions from net realized gains	—		(0.24)		—

Total dividends and distributions	—		(0.79)		(0.03)

Net asset value, end of period	$17.13		$22.00		$19.20

Total return (b)	(22.14)%		18.79%		(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$331,622		$420,324		$350,341
Ratio of expenses to average net assets:
After waivers (a)(f)	1.38	%(j)	1.38	%(j)	1.37	%(j)
Before waivers (a)(f)	1.49%		1.50%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.14%		2.21%		0.59	%(l)(aa)
Before waivers (a)(f)	2.03%		2.08%		0.52	%(l)(aa)
Portfolio turnover rate^	22	%(z)	22%		0	%(z)
*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1102

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Exchange Traded Funds	$43,432,866	94.0%
Investment Company	1,950,466	4.3
Repurchase Agreements	618,458	1.3
Cash and Other	203,464	0.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$892.35	$5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.21	5.71
Class K
Actual	1,000.00	893.24	4.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.44	4.46

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.14% and 0.89%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1103

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (65.2%)
iShares Core MSCI EAFE ETF	183,343	$10,479,886
iShares Core S&P 500 ETF	19,560	6,057,536
iShares Core S&P Mid-Cap ETF	29,064	5,168,161
iShares Russell 2000 ETF (x)	16,556	2,370,488
SPDR S&P 500 ETF Trust	19,629	6,052,798

Total Equity		30,128,869

Fixed Income (28.8%)
Vanguard Intermediate-Term Corporate Bond ETF	139,836	13,303,997

Total Exchange Traded Funds (94.0%) (Cost $42,898,119)		43,432,866

SHORT-TERM INVESTMENTS:
Investment Company (4.3%)
JPMorgan Prime Money Market Fund, IM Shares	1,948,712	1,950,466

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $518,459, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $528,827. (xx)	518,458	518,458

Total Repurchase Agreements		618,458

Total Short-Term Investments (5.6%) (Cost $2,568,407)		2,568,924

Total Investments in Securities (99.6%) (Cost $45,466,526)		46,001,790
Other Assets Less Liabilities (0.4%)		203,464

Net Assets (100%)		$46,205,254

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $2,039,885. This was collateralized by $1,448,521 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $618,458 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	21	9/2020	USD	2,640,586	5,198

					5,198

Short Contracts
S&P 500 E-Mini Index	(99)	9/2020	USD	(15,296,490)	(450,319)

					(450,319)

					(445,121)

See Notes to Financial Statements.

1104

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$43,432,866	$—	$—	$43,432,866
Futures	5,198	—	—	5,198
Short-Term Investments
Investment Company	1,950,466	—	—	1,950,466
Repurchase Agreements	—	618,458	—	618,458

Total Assets	$45,388,530	$618,458	$—	$46,006,988

Liabilities:
Futures	$(450,319)	$—	$—	$(450,319)

Total Liabilities	$(450,319)	$—	$—	$(450,319)

Total	$44,938,211	$618,458	$—	$45,556,669

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$5,198	*

Total		$5,198

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(450,319	)*

Total		$(450,319)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$21,152	$21,152
Equity contracts	(2,312,549)	(2,312,549)

Total	$(2,291,397)	$(2,291,397)

See Notes to Financial Statements.

1105

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$5,198	$5,198
Equity contracts	(450,319)	(450,319)

Total	$(445,121)	$(445,121)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $20,943,000 for four months during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,639,677
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,348,738

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,356,504
Aggregate gross unrealized depreciation	(1,266,388)

Net unrealized appreciation	$90,116

Federal income tax cost of investments in securities and derivative instruments, if applicable	$45,466,553

See Notes to Financial Statements.

1106

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $44,848,068)	$45,383,332
Repurchase Agreements (Cost $618,458)	618,458
Cash	499,999
Cash held as collateral at broker for futures	1,430,289
Receivable for Portfolio shares sold	326,718
Dividends, interest and other receivables	26,451
Securities lending income receivable	1,216
Other assets	3,557

Total assets	48,290,020

LIABILITIES
Payable for securities purchased	967,449
Payable for return of collateral on securities loaned	618,458
Due to broker for futures variation margin	438,611
Investment management fees payable	20,763
Distribution fees payable – Class IB	7,042
Administrative fees payable	4,627
Payable for Portfolio shares redeemed	15
Accrued expenses	27,801

Total liabilities	2,084,766

NET ASSETS	$46,205,254

Net assets were comprised of:
Paid in capital	$48,171,537
Total distributable earnings (loss)	(1,966,283)

Net assets	$46,205,254

Class IB
Net asset value, offering and redemption price per share, $36,100,895 / 3,599,010 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.03

Class K
Net asset value, offering and redemption price per share, $10,104,359 / 1,006,044 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

(x)	Includes value of securities on loan of $2,039,885.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$425,732
Securities lending (net)	1,471

Total income	427,203

EXPENSES
Investment management fees	157,206
Distribution fees – Class IB	36,227
Professional fees	24,417
Administrative fees	24,258
Printing and mailing expenses	11,334
Custodian fees	2,895
Offering costs	1,570
Trustees’ fees	586
Miscellaneous	252

Gross expenses	258,745
Less: Waiver from investment manager	(48,149)

Net expenses	210,596

NET INVESTMENT INCOME (LOSS)	216,607

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(10,784)
Futures contracts	(2,291,397)

Net realized gain (loss)	(2,302,181)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,798,667)
Futures contracts	(445,121)

Net change in unrealized appreciation (depreciation)	(2,243,788)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,545,969)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,329,362)

See Notes to Financial Statements.

1107

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	February 1, 2019* to December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$216,607	$414,778
Net realized gain (loss)	(2,302,181)	86,292
Net change in unrealized appreciation (depreciation)	(2,243,788)	2,333,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,329,362)	2,835,001

Distributions to shareholders:
Class IB	—	(311,688)
Class K	—	(178,596)

Total distributions to shareholders	—	(490,284)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,477,496 and 2,153,396 shares, respectively]	15,326,570	23,097,798
Capital shares issued in reinvestment of dividends and distributions [0 and 27,997 shares, respectively]	—	311,688
Capital shares repurchased [(26,722) and (33,157) shares, respectively]	(258,641)	(366,112)

Total Class IB transactions	15,067,929	23,043,374

Class K
Capital shares sold [0 and 990,000 shares, respectively]	—	9,900,000
Capital shares issued in reinvestment of dividends and distributions [0 and 16,044 shares, respectively]	—	178,596

Total Class K transactions	—	10,078,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,067,929	33,121,970

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,738,567	35,466,687
NET ASSETS:
Beginning of period	35,466,687	—

End of period	$46,205,254	$35,466,687

* Commencement of Operations.

See Notes to Financial Statements.

1108

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.22
Net realized and unrealized gain (loss)	(1.27)		1.18

Total from investment operations	(1.21)		1.40

Less distributions:
Dividends from net investment income	—		(0.13)
Distributions from net realized gains	—		(0.03)

Total dividends and distributions	—		(0.16)

Net asset value, end of period	$10.03		$11.24

Total return (b)	(10.77)%		13.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,101		$24,154
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.14	%(j)
Before waivers (a)(f)	1.38%		1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.08%		2.25	%(l)
Before waivers (a)(f)	0.84%		1.69	%(l)
Portfolio turnover rate^	14	%(z)	24	%(z)

Class K	Six Months Ended June 30, 2020 (Unaudited)		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.21
Net realized and unrealized gain (loss)	(1.26)		1.21

Total from investment operations	(1.20)		1.42

Less distributions:
Dividends from net investment income	—		(0.15)
Distributions from net realized gains	—		(0.03)

Total dividends and distributions	—		(0.18)

Net asset value, end of period	$10.04		$11.24

Total return (b)	(10.68)%		14.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,104		$11,312
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89	%(j)	0.88	%(j)
Before waivers (a)(f)	1.13%		1.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.16%		2.15	%(l)
Before waivers (a)(f)	0.91%		1.45	%(l)
Portfolio turnover rate^	14	%(z)	24	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1109

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	38.3%
Exchange Traded Funds	32.9
Information Technology	6.1
Health Care	3.2
Consumer Discretionary	2.4
Communication Services	2.4
Investment Company	2.4
Financials	2.2
Industrials	1.8
Consumer Staples	1.5
Repurchase Agreements	1.5
Utilities	0.7
Real Estate	0.6
Energy	0.6
Materials	0.6
Cash and Other	2.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$933.79	$5.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.04	5.88

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.17%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1110

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	12,189	$368,473
CenturyLink, Inc.	1,719	17,242
Verizon Communications, Inc.	7,101	391,478

		777,193

Entertainment (0.4%)
Activision Blizzard, Inc.	1,302	98,822
Electronic Arts, Inc.*	505	66,685
Live Nation Entertainment, Inc.*	260	11,526
Netflix, Inc.*	756	344,010
Take-Two Interactive Software, Inc.*	198	27,635
Walt Disney Co. (The)	3,100	345,681

		894,359

Interactive Media & Services (1.2%)
Alphabet, Inc., Class A*	516	731,714
Alphabet, Inc., Class C*	503	711,046
Facebook, Inc., Class A*	4,127	937,118
Twitter, Inc.*	1,361	40,544

		2,420,422

Media (0.3%)
Charter Communications, Inc., Class A*	257	131,080
Comcast Corp., Class A	7,827	305,096
Discovery, Inc., Class A*	275	5,803
Discovery, Inc., Class C*	604	11,633
DISH Network Corp., Class A*	443	15,288
Fox Corp., Class A	620	16,628
Fox Corp., Class B	283	7,596
Interpublic Group of Cos., Inc. (The)	678	11,635
News Corp., Class A	671	7,958
News Corp., Class B	75	896
Omnicom Group, Inc.	381	20,803
ViacomCBS, Inc.	942	21,967

		556,383

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	984	102,484

Total Communication Services		4,750,841

Consumer Discretionary (2.4%)
Auto Components (0.0%)
Aptiv plc	449	34,986
BorgWarner, Inc.	361	12,743

		47,729

Automobiles (0.1%)
Ford Motor Co.	6,861	41,715
General Motors Co.	2,089	52,852

		94,567

Distributors (0.0%)
Genuine Parts Co.	256	22,262
LKQ Corp.*	539	14,122

		36,384

Diversified Consumer Services (0.0%)
H&R Block, Inc.	351	5,012

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.(x)	701	11,510
Chipotle Mexican Grill, Inc.*	45	47,356
Darden Restaurants, Inc.	215	16,291
Domino’s Pizza, Inc.	70	25,861
Hilton Worldwide Holdings, Inc.	450	33,053
Las Vegas Sands Corp.	593	27,005
Marriott International, Inc., Class A	439	37,635
McDonald’s Corp.	1,272	234,646
MGM Resorts International	912	15,322
Norwegian Cruise Line Holdings Ltd.(x)*	377	6,194
Royal Caribbean Cruises Ltd.	301	15,140
Starbucks Corp.	1,991	146,518
Wynn Resorts Ltd.	170	12,663
Yum! Brands, Inc.	495	43,020

		672,214

Household Durables (0.1%)
DR Horton, Inc.	518	28,723
Garmin Ltd.	253	24,668
Leggett & Platt, Inc.	230	8,084
Lennar Corp., Class A	429	26,435
Mohawk Industries, Inc.*	105	10,685
Newell Brands, Inc.	667	10,592
NVR, Inc.*	6	19,552
PulteGroup, Inc.	451	15,348
Whirlpool Corp.	111	14,378

		158,465

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	719	1,983,592
Booking Holdings, Inc.*	71	113,056
eBay, Inc.	1,115	58,482
Expedia Group, Inc.	245	20,139

		2,175,269

Leisure Products (0.0%)
Hasbro, Inc.	239	17,913

Multiline Retail (0.1%)
Dollar General Corp.	428	81,538
Dollar Tree, Inc.*	414	38,369
Kohl’s Corp.	279	5,795
Target Corp.	860	103,140

		228,842

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	125	17,806
AutoZone, Inc.*	39	43,997
Best Buy Co., Inc.	406	35,432
CarMax, Inc.*	290	25,970
Gap, Inc. (The)	375	4,733
Home Depot, Inc. (The)	1,836	459,936
L Brands, Inc.	407	6,093
Lowe’s Cos., Inc.	1,295	174,980
O’Reilly Automotive, Inc.*	123	51,865
Ross Stores, Inc.	602	51,314
Tiffany & Co.	190	23,169
TJX Cos., Inc. (The)	2,047	103,496

See Notes to Financial Statements.

1111

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.	209	$27,544
Ulta Beauty, Inc.*	103	20,952

		1,047,287

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	633	7,147
NIKE, Inc., Class B	2,119	207,768
PVH Corp.	130	6,246
Ralph Lauren Corp.	91	6,599
Tapestry, Inc.	502	6,667
Under Armour, Inc., Class A*	329	3,204
Under Armour, Inc., Class C*	340	3,006
VF Corp.	569	34,675

		275,312

Total Consumer Discretionary		4,758,994

Consumer Staples (1.5%)
Beverages (0.4%)
Brown-Forman Corp., Class B	319	20,308
Coca-Cola Co. (The)	6,654	297,301
Constellation Brands, Inc., Class A	294	51,435
Molson Coors Beverage Co., Class B	329	11,304
Monster Beverage Corp.*	621	43,048
PepsiCo, Inc.	2,378	314,514

		737,910

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	757	229,530
Kroger Co. (The)	1,397	47,289
Sysco Corp.	905	49,467
Walgreens Boots Alliance, Inc.	1,313	55,658
Walmart, Inc.	2,436	291,784

		673,728

Food Products (0.2%)
Archer-Daniels-Midland Co.	911	36,349
Campbell Soup Co.	295	14,641
Conagra Brands, Inc.	852	29,965
General Mills, Inc.	1,012	62,390
Hershey Co. (The)	261	33,831
Hormel Foods Corp.	486	23,459
J M Smucker Co. (The)	200	21,162
Kellogg Co.	435	28,736
Kraft Heinz Co. (The)	1,089	34,728
Lamb Weston Holdings, Inc.	255	16,302
McCormick & Co., Inc. (Non-Voting)	202	36,241
Mondelez International, Inc., Class A	2,440	124,757
Tyson Foods, Inc., Class A	516	30,810

		493,371

Household Products (0.4%)
Church & Dwight Co., Inc.	433	33,471
Clorox Co. (The)	221	48,481
Colgate-Palmolive Co.	1,454	106,520
Kimberly-Clark Corp.	577	81,559
Procter & Gamble Co. (The)	4,266	510,085

		780,116

Personal Products (0.0%)
Coty, Inc., Class A	515	2,302
Estee Lauder Cos., Inc. (The), Class A	376	70,944

		73,246

Tobacco (0.2%)
Altria Group, Inc.	3,182	124,894
Philip Morris International, Inc.	2,653	185,869

		310,763

Total Consumer Staples		3,069,134

Energy (0.6%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,136	17,483
Halliburton Co.	1,534	19,911
National Oilwell Varco, Inc.	675	8,269
Schlumberger Ltd.	2,431	44,706
TechnipFMC plc	735	5,027

		95,396

Oil, Gas & Consumable Fuels (0.6%)
Apache Corp.	658	8,883
Cabot Oil & Gas Corp.	733	12,593
Chevron Corp.	3,203	285,804
Concho Resources, Inc.	352	18,128
ConocoPhillips	1,828	76,813
Devon Energy Corp.	708	8,029
Diamondback Energy, Inc.	285	11,919
EOG Resources, Inc.	963	48,786
Exxon Mobil Corp.	7,169	320,598
Hess Corp.	453	23,470
HollyFrontier Corp.	265	7,738
Kinder Morgan, Inc.	3,207	48,650
Marathon Oil Corp.	1,408	8,617
Marathon Petroleum Corp.	1,153	43,099
Noble Energy, Inc.	837	7,499
Occidental Petroleum Corp.	1,566	28,658
ONEOK, Inc.	723	24,018
Phillips 66	727	52,271
Pioneer Natural Resources Co.	293	28,626
Valero Energy Corp.	726	42,703
Williams Cos., Inc. (The)	2,122	40,360

		1,147,262

Total Energy		1,242,658

Financials (2.2%)
Banks (0.8%)
Bank of America Corp.	13,364	317,395
Citigroup, Inc.	3,545	181,149
Citizens Financial Group, Inc.	619	15,624
Comerica, Inc.	262	9,982
Fifth Third Bancorp	1,096	21,131
First Republic Bank	295	31,267
Huntington Bancshares, Inc.	1,819	16,435
JPMorgan Chase & Co.	5,241	492,968
KeyCorp	1,757	21,400
M&T Bank Corp.	198	20,586
People’s United Financial, Inc.	539	6,236

See Notes to Financial Statements.

1112

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc. (The)	742	$78,066
Regions Financial Corp.	1,711	19,026
SVB Financial Group*	90	19,398
Truist Financial Corp.	2,254	84,638
US Bancorp	2,369	87,227
Wells Fargo & Co.	6,344	162,406
Zions Bancorp NA	310	10,540

		1,595,474

Capital Markets (0.6%)
Ameriprise Financial, Inc.	209	31,358
Bank of New York Mellon Corp. (The)	1,417	54,767
BlackRock, Inc.	264	143,640
Cboe Global Markets, Inc.	195	18,190
Charles Schwab Corp. (The)	1,946	65,658
CME Group, Inc.	606	98,499
E*TRADE Financial Corp.	397	19,743
Goldman Sachs Group, Inc. (The)	543	107,308
Intercontinental Exchange, Inc.	947	86,745
Invesco Ltd.	674	7,252
MarketAxess Holdings, Inc.	66	33,061
Moody’s Corp.	280	76,925
Morgan Stanley	2,058	99,401
MSCI, Inc.	149	49,739
Nasdaq, Inc.	202	24,133
Northern Trust Corp.	376	29,832
Raymond James Financial, Inc.	216	14,867
S&P Global, Inc.	415	136,734
State Street Corp.	606	38,511
T. Rowe Price Group, Inc.	383	47,301

		1,183,664

Consumer Finance (0.1%)
American Express Co.	1,133	107,862
Capital One Financial Corp.	775	48,507
Discover Financial Services	483	24,193
Synchrony Financial	906	20,077

		200,639

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	3,329	594,260

Insurance (0.4%)
Aflac, Inc.	1,189	42,840
Allstate Corp. (The)	528	51,211
American International Group, Inc.	1,453	45,305
Aon plc, Class A	395	76,077
Arthur J Gallagher & Co.	326	31,782
Assurant, Inc.	107	11,052
Chubb Ltd.	792	100,283
Cincinnati Financial Corp.	266	17,032
Everest Re Group Ltd.	71	14,640
Globe Life, Inc.	176	13,064
Hartford Financial Services Group, Inc. (The)	633	24,402
Lincoln National Corp.	351	12,913
Loews Corp.	455	15,602
Marsh & McLennan Cos., Inc.	890	95,559
MetLife, Inc.	1,298	47,403
Principal Financial Group, Inc.	454	18,859
Progressive Corp. (The)	1,004	80,430
Prudential Financial, Inc.	708	43,117
Travelers Cos., Inc. (The)	418	47,673
Unum Group	365	6,055
W R Berkley Corp.	240	13,750
Willis Towers Watson plc	226	44,511

		853,560

Total Financials		4,427,597

Health Care (3.2%)
Biotechnology (0.5%)
AbbVie, Inc.	3,039	298,369
Alexion Pharmaceuticals, Inc.*	393	44,110
Amgen, Inc.	1,012	238,690
Biogen, Inc.*	276	73,844
Gilead Sciences, Inc.	2,151	165,498
Incyte Corp.*	313	32,543
Regeneron Pharmaceuticals, Inc.*	171	106,644
Vertex Pharmaceuticals, Inc.*	451	130,930

		1,090,628

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	3,054	279,227
ABIOMED, Inc.*	79	19,083
Align Technology, Inc.*	127	34,854
Baxter International, Inc.	861	74,132
Becton Dickinson and Co.	502	120,114
Boston Scientific Corp.*	2,460	86,371
Cooper Cos., Inc. (The)	87	24,677
Danaher Corp.	1,070	189,208
Dentsply Sirona, Inc.	392	17,272
DexCom, Inc.*	161	65,269
Edwards Lifesciences Corp.*	1,056	72,980
Hologic, Inc.*	468	26,676
IDEXX Laboratories, Inc.*	151	49,854
Intuitive Surgical, Inc.*	203	115,676
Medtronic plc	2,282	209,259
ResMed, Inc.	252	48,384
STERIS plc	151	23,169
Stryker Corp.	544	98,023
Teleflex, Inc.	81	29,482
Varian Medical Systems, Inc.*	159	19,481
West Pharmaceutical Services, Inc.	134	30,441
Zimmer Biomet Holdings, Inc.	362	43,208

		1,676,840

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	266	26,805
Anthem, Inc.	428	112,555
Cardinal Health, Inc.	522	27,243
Centene Corp.*	981	62,343
Cigna Corp.	635	119,158
CVS Health Corp.	2,265	147,157
DaVita, Inc.*	119	9,418
HCA Healthcare, Inc.	430	41,736
Henry Schein, Inc.*	260	15,181
Humana, Inc.	222	86,080
Laboratory Corp. of America Holdings*	171	28,405
McKesson Corp.	287	44,032
Quest Diagnostics, Inc.	236	26,895

See Notes to Financial Statements.

1113

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	1,631	$481,063
Universal Health Services, Inc., Class B	142	13,190

		1,241,261

Health Care Technology (0.0%)
Cerner Corp.	500	34,275

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	540	47,720
Bio-Rad Laboratories, Inc., Class A*	34	15,351
Illumina, Inc.*	249	92,217
IQVIA Holdings, Inc.*	290	41,145
Mettler-Toledo International, Inc.*	43	34,639
PerkinElmer, Inc.	194	19,029
Thermo Fisher Scientific, Inc.	672	243,493
Waters Corp.*	96	17,318

		510,912

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	3,868	227,439
Eli Lilly and Co.	1,439	236,255
Johnson & Johnson	4,529	636,913
Merck & Co., Inc.	4,348	336,231
Mylan NV*	903	14,520
Perrigo Co. plc	238	13,154
Pfizer, Inc.	9,557	312,514
Zoetis, Inc.	806	110,454

		1,887,480

Total Health Care		6,441,396

Industrials (1.8%)
Aerospace & Defense (0.4%)
Boeing Co. (The)	929	170,286
General Dynamics Corp.	395	59,037
Howmet Aerospace, Inc.	678	10,746
Huntington Ingalls Industries, Inc.	72	12,563
L3Harris Technologies, Inc.	374	63,457
Lockheed Martin Corp.	424	154,726
Northrop Grumman Corp.	267	82,086
Raytheon Technologies Corp.	2,550	157,131
Teledyne Technologies, Inc.*	59	18,346
Textron, Inc.	403	13,263
TransDigm Group, Inc.	87	38,458

		780,099

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	237	18,737
Expeditors International of Washington, Inc.	299	22,736
FedEx Corp.	405	56,789
United Parcel Service, Inc., Class B	1,193	132,638

		230,900

Airlines (0.1%)
Alaska Air Group, Inc.	216	7,832
American Airlines Group, Inc.(x)	694	9,070
Delta Air Lines, Inc.	1,014	28,443
Southwest Airlines Co.	893	30,523
United Airlines Holdings, Inc.*	387	13,394

		89,262

Building Products (0.1%)
A O Smith Corp.	242	11,403
Allegion plc	164	16,764
Carrier Global Corp.	1,433	31,841
Fortune Brands Home & Security, Inc.	245	15,663
Johnson Controls International plc	1,271	43,392
Masco Corp.	383	19,231
Trane Technologies plc	382	33,990

		172,284

Commercial Services & Supplies (0.1%)
Cintas Corp.	148	39,421
Copart, Inc.*	353	29,394
Republic Services, Inc.	371	30,441
Rollins, Inc.	247	10,470
Waste Management, Inc.	654	69,265

		178,991

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	237	20,098
Quanta Services, Inc.	249	9,768

		29,866

Electrical Equipment (0.1%)
AMETEK, Inc.	402	35,927
Eaton Corp. plc	687	60,099
Emerson Electric Co.	1,006	62,402
Rockwell Automation, Inc.	205	43,665

		202,093

Industrial Conglomerates (0.3%)
3M Co.	996	155,366
General Electric Co.	14,819	101,214
Honeywell International, Inc.	1,215	175,677
Roper Technologies, Inc.	182	70,663

		502,920

Machinery (0.3%)
Caterpillar, Inc.	937	118,530
Cummins, Inc.	252	43,662
Deere & Co.	534	83,918
Dover Corp.	255	24,623
Flowserve Corp.	230	6,560
Fortive Corp.	517	34,980
IDEX Corp.	133	21,019
Illinois Tool Works, Inc.	490	85,677
Ingersoll Rand, Inc.*	606	17,041
Otis Worldwide Corp.	714	40,598
PACCAR, Inc.	608	45,509
Parker-Hannifin Corp.	227	41,602
Pentair plc	294	11,169
Snap-on, Inc.	97	13,435
Stanley Black & Decker, Inc.	266	37,075
Westinghouse Air Brake Technologies Corp.	319	18,365
Xylem, Inc.	315	20,462

		664,225

Professional Services (0.1%)
Equifax, Inc.	212	36,439
IHS Markit Ltd.	665	50,207

See Notes to Financial Statements.

1114

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nielsen Holdings plc	622	$9,243
Robert Half International, Inc.	206	10,883
Verisk Analytics, Inc.	286	48,677

		155,449

Road & Rail (0.2%)
CSX Corp.	1,304	90,941
JB Hunt Transport Services, Inc.	150	18,051
Kansas City Southern	176	26,275
Norfolk Southern Corp.	437	76,724
Old Dominion Freight Line, Inc.	156	26,456
Union Pacific Corp.	1,150	194,431

		432,878

Trading Companies & Distributors (0.0%)
Fastenal Co.	1,012	43,354
United Rentals, Inc.*	109	16,246
WW Grainger, Inc.	77	24,190

		83,790

Total Industrials		3,522,757

Information Technology (6.1%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	95	19,953
Cisco Systems, Inc.	7,311	340,985
F5 Networks, Inc.*	105	14,645
Juniper Networks, Inc.	605	13,830
Motorola Solutions, Inc.	281	39,377

		428,790

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	511	48,959
CDW Corp.	253	29,394
Corning, Inc.	1,187	30,743
FLIR Systems, Inc.	238	9,656
IPG Photonics Corp.*	62	9,944
Keysight Technologies, Inc.*	328	33,056
TE Connectivity Ltd.	549	44,771
Zebra Technologies Corp., Class A*	95	24,315

		230,838

IT Services (1.3%)
Accenture plc, Class A	1,084	232,756
Akamai Technologies, Inc.*	289	30,949
Automatic Data Processing, Inc.	735	109,434
Broadridge Financial Solutions, Inc.	200	25,238
Cognizant Technology Solutions Corp., Class A	904	51,365
DXC Technology Co.	459	7,574
Fidelity National Information Services, Inc.	1,072	143,745
Fiserv, Inc.*	965	94,203
FleetCor Technologies, Inc.*	137	34,460
Gartner, Inc.*	158	19,170
Global Payments, Inc.	507	85,997
International Business Machines Corp.	1,506	181,880
Jack Henry & Associates, Inc.	135	24,844
Leidos Holdings, Inc.	237	22,200
Mastercard, Inc., Class A	1,518	448,873
Paychex, Inc.	522	39,542
PayPal Holdings, Inc.*	2,023	352,467
VeriSign, Inc.*	163	33,713
Visa, Inc., Class A	2,900	560,193
Western Union Co. (The)	742	16,042

		2,514,645

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	1,974	103,852
Analog Devices, Inc.	620	76,037
Applied Materials, Inc.	1,556	94,060
Broadcom, Inc.	687	216,824
Intel Corp.	7,256	434,127
KLA Corp.	258	50,176
Lam Research Corp.	244	78,924
Maxim Integrated Products, Inc.	475	28,790
Microchip Technology, Inc.	417	43,914
Micron Technology, Inc.*	1,949	100,412
NVIDIA Corp.	1,054	400,425
Qorvo, Inc.*	206	22,769
QUALCOMM, Inc.	1,939	176,856
Skyworks Solutions, Inc.	301	38,486
Texas Instruments, Inc.	1,593	202,263
Xilinx, Inc.	399	39,258

		2,107,173

Software (2.1%)
Adobe, Inc.*	827	360,001
ANSYS, Inc.*	141	41,134
Autodesk, Inc.*	370	88,500
Cadence Design Systems, Inc.*	463	44,429
Citrix Systems, Inc.	207	30,617
Fortinet, Inc.*	219	30,062
Intuit, Inc.	443	131,212
Microsoft Corp.	13,013	2,648,276
NortonLifeLock, Inc.	995	19,731
Oracle Corp.	3,569	197,259
Paycom Software, Inc.*	81	25,088
salesforce.com, Inc.*	1,544	289,238
ServiceNow, Inc.*	330	133,670
Synopsys, Inc.*	266	51,870
Tyler Technologies, Inc.*	66	22,894

		4,113,981

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	6,995	2,551,776
Hewlett Packard Enterprise Co.	2,286	22,243
HP, Inc.	2,442	42,564
NetApp, Inc.	417	18,502
Seagate Technology plc	415	20,090
Western Digital Corp.	518	22,870
Xerox Holdings Corp.	333	5,092

		2,683,137

Total Information Technology		12,078,564

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	374	90,306
Albemarle Corp.(x)	186	14,361
Celanese Corp.	217	18,736
CF Industries Holdings, Inc.	382	10,750

See Notes to Financial Statements.

1115

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Corteva, Inc.	1,312	$35,149
Dow, Inc.	1,311	53,436
DuPont de Nemours, Inc.	1,296	68,857
Eastman Chemical Co.	240	16,714
Ecolab, Inc.	424	84,355
FMC Corp.	228	22,713
International Flavors & Fragrances, Inc.	187	22,900
Linde plc	886	187,929
LyondellBasell Industries NV, Class A	452	29,705
Mosaic Co. (The)	621	7,769
PPG Industries, Inc.	383	40,621
Sherwin-Williams Co. (The)	137	79,165

		783,466

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	107	22,103
Vulcan Materials Co.	238	27,572

		49,675

Containers & Packaging (0.1%)
Amcor plc	2,845	29,047
Avery Dennison Corp.	147	16,771
Ball Corp.	581	40,374
International Paper Co.	689	24,260
Packaging Corp. of America	166	16,567
Sealed Air Corp.	271	8,902
Westrock Co.	450	12,717

		148,638

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,540	29,388
Newmont Corp.	1,361	84,028
Nucor Corp.	531	21,989

		135,405

Total Materials		1,117,184

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	222	36,019
American Tower Corp. (REIT)	754	194,939
Apartment Investment and Management Co. (REIT), Class A	260	9,786
AvalonBay Communities, Inc. (REIT)	245	37,887
Boston Properties, Inc. (REIT)	252	22,776
Crown Castle International Corp. (REIT)	705	117,982
Digital Realty Trust, Inc. (REIT)	469	66,650
Duke Realty Corp. (REIT)	633	22,402
Equinix, Inc. (REIT)	149	104,643
Equity Residential (REIT)	562	33,057
Essex Property Trust, Inc. (REIT)	115	26,354
Extra Space Storage, Inc. (REIT)	225	20,783
Federal Realty Investment Trust (REIT)	122	10,396
Healthpeak Properties, Inc. (REIT)	860	23,702
Host Hotels & Resorts, Inc. (REIT)	1,278	13,790
Iron Mountain, Inc. (REIT)	503	13,128
Kimco Realty Corp. (REIT)	739	9,489
Mid-America Apartment Communities, Inc. (REIT)	200	22,934
Prologis, Inc. (REIT)	1,249	116,569
Public Storage (REIT)	253	48,548
Realty Income Corp. (REIT)	605	35,997
Regency Centers Corp. (REIT)	293	13,446
SBA Communications Corp. (REIT)	198	58,988
Simon Property Group, Inc. (REIT)	498	34,053
SL Green Realty Corp. (REIT)	144	7,098
UDR, Inc. (REIT)	513	19,176
Ventas, Inc. (REIT)	652	23,876
Vornado Realty Trust (REIT)	278	10,622
Welltower, Inc. (REIT)	725	37,519
Weyerhaeuser Co. (REIT)	1,305	29,310

		1,221,919

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	589	26,635

Total Real Estate		1,248,554

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	416	19,902
American Electric Power Co., Inc.	885	70,481
Duke Energy Corp.	1,300	103,857
Edison International	623	33,835
Entergy Corp.	348	32,646
Evergy, Inc.	358	21,226
Eversource Energy	567	47,214
Exelon Corp.	1,637	59,407
FirstEnergy Corp.	908	35,212
NextEra Energy, Inc.	841	201,983
NRG Energy, Inc.	443	14,424
Pinnacle West Capital Corp.	196	14,365
PPL Corp.	1,253	32,378
Southern Co. (The)	1,791	92,863
Xcel Energy, Inc.	916	57,250

		837,043

Gas Utilities (0.0%)
Atmos Energy Corp.	207	20,613

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	1,162	16,837

Multi-Utilities (0.2%)
Ameren Corp.	430	30,255
CenterPoint Energy, Inc.	879	16,411
CMS Energy Corp.	497	29,035
Consolidated Edison, Inc.	577	41,504
Dominion Energy, Inc.	1,477	119,903
DTE Energy Co.	313	33,647
NiSource, Inc.	653	14,849
Public Service Enterprise Group, Inc.	888	43,654
Sempra Energy	511	59,905
WEC Energy Group, Inc.	539	47,243

		436,406

See Notes to Financial Statements.

1116

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EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.0%)
American Water Works Co., Inc.	317	$40,785

Total Utilities		1,351,684

Total Common Stocks (22.1%) (Cost $42,933,002)		44,009,363

EXCHANGE TRADED FUNDS (ETF):
Equity (32.9%)
iShares Core MSCI EAFE ETF	690,056	39,443,601
iShares Core S&P Mid-Cap ETF	99,849	17,755,149
iShares Russell 2000 ETF(x)	56,439	8,080,936
SPDR S&P 500 ETF Trust	294	90,658

Total Exchange Traded Funds (32.9%) (Cost $66,400,618)		65,370,344

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (38.3%)
U.S. Treasury Notes 1.750%, 5/15/23	$6,680,000	6,981,735
2.750%, 5/31/23	4,845,000	5,207,114
2.125%, 11/30/23	4,345,000	4,630,028
2.750%, 2/15/24	5,245,000	5,726,154
2.500%, 5/15/24	4,940,000	5,372,927
2.375%, 8/15/24	8,370,000	9,103,246
2.000%, 2/15/25	6,360,000	6,865,019
2.125%, 5/15/25	5,120,000	5,573,699
2.250%, 11/15/25	7,170,000	7,898,633
1.625%, 2/15/26	4,270,000	4,567,333
2.250%, 2/15/27	6,025,000	6,729,097
2.375%, 5/15/27	6,740,000	7,605,764

Total U.S. Treasury Obligations		76,260,749

Total Long-Term Debt Securities (38.3%) (Cost $73,547,205)		76,260,749

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $3,178)	662	111

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	4,615,213	4,619,367

Repurchase Agreements (1.5%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,941,760, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $1,980,591. (xx)	1,941,756	1,941,756
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $700,004, collateralized by various Common Stocks; total market value $777,905. (xx)	700,000	700,000

Total Repurchase Agreements		3,041,756

Total Short-Term Investments (3.9%) (Cost $7,661,493)		7,661,123

Total Investments in Securities (97.2%) (Cost $190,545,496)		193,301,690
Other Assets Less Liabilities (2.8%)		5,565,886

Net Assets (100%)		$198,867,576

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $7,307,656. This was collateralized by $4,585,006 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $3,041,756 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

1117

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EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	100	9/2020	USD	12,574,219	24,755

					24,755

Short Contracts
MSCI EAFE E-Mini Index	(229)	9/2020	USD	(20,362,680)	(154,784)
Russell 2000 E-Mini Index	(58)	9/2020	USD	(4,169,040)	(243,647)
S&P 500 E-Mini Index	(146)	9/2020	USD	(22,558,460)	(664,107)
S&P Midcap 400 E-Mini Index	(51)	9/2020	USD	(9,073,410)	(328,736)

					(1,391,274)

					(1,366,519)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,750,841	$—	$—	$4,750,841
Consumer Discretionary	4,758,994	—	—	4,758,994
Consumer Staples	3,069,134	—	—	3,069,134
Energy	1,242,658	—	—	1,242,658
Financials	4,427,597	—	—	4,427,597
Health Care	6,441,396	—	—	6,441,396
Industrials	3,522,757	—	—	3,522,757
Information Technology	12,078,564	—	—	12,078,564
Materials	1,117,184	—	—	1,117,184
Real Estate	1,248,554	—	—	1,248,554
Utilities	1,351,684	—	—	1,351,684
Exchange Traded Funds	65,370,344	—	—	65,370,344
Futures	24,755	—	—	24,755
Rights
Communication Services	111	—	—	111
Short-Term Investments
Investment Company	4,619,367	—	—	4,619,367
Repurchase Agreements	—	3,041,756	—	3,041,756
U.S. Treasury Obligations	—	76,260,749	—	76,260,749

Total Assets	$114,023,940	$79,302,505	$—	$193,326,445

Liabilities:
Futures	$(1,391,274)	$—	$—	$(1,391,274)

Total Liabilities	$(1,391,274)	$—	$—	$(1,391,274)

Total	$112,632,666	$79,302,505	$—	$191,935,171

See Notes to Financial Statements.

1118

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$24,755	*

Total		$24,755

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,391,274	)*

Total		$(1,391,274)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$93,052	$93,052
Equity contracts	(9,418,136)	(9,418,136)

Total	$(9,325,084)	$(9,325,084)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$24,755	$24,755
Equity contracts	(1,392,924)	(1,392,924)

Total	$(1,368,169)	$(1,368,169)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $54,229,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,001,491
Long-term U.S. government debt securities	62,577,553

$76,579,044

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,403,818
Long-term U.S. government debt securities	79,913,641

$91,317,459

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,719,666
Aggregate gross unrealized depreciation	(8,332,951)

Net unrealized appreciation	$1,386,715

Federal income tax cost of investments in securities and derivative instruments, if applicable	$190,548,456

See Notes to Financial Statements.

1119

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EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $187,503,740)	$190,259,934
Repurchase Agreements (Cost $3,041,756)	3,041,756
Cash	3,707,000
Due from broker for futures variation margin	6,129,551
Dividends, interest and other receivables	394,811
Securities lending income receivable	3,441
Other assets	2,931

Total assets	203,539,424

LIABILITIES
Payable for return of collateral on securities loaned	3,041,756
Due to broker for futures variation margin	1,337,512
Investment management fees payable	118,476
Payable for Portfolio shares redeemed	81,118
Distribution fees payable – Class IB	40,604
Administrative fees payable	20,610
Accrued expenses	31,772

Total liabilities	4,671,848

NET ASSETS	$198,867,576

Net assets were comprised of:
Paid in capital	$203,355,889
Total distributable earnings (loss)	(4,488,313)

Net assets	$198,867,576

Class IB
Net asset value, offering and redemption price per share, $198,867,576 / 18,315,169 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86

(x)	Includes value of securities on loan of $7,307,656.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$1,139,880
Interest	654,544
Securities lending (net)	13,958

Total income	1,808,382

EXPENSES
Investment management fees	794,893
Distribution fees – Class IB	248,404
Administrative fees	122,496
Professional fees	28,308
Printing and mailing expenses	17,562
Custodian fees	5,254
Trustees’ fees	3,177
Miscellaneous	1,607

Gross expenses	1,221,701
Less: Waiver from investment manager	(59,220)

Net expenses	1,162,481

NET INVESTMENT INCOME (LOSS)	645,901

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,268,376
Futures contracts	(9,325,084)

Net realized gain (loss)	(6,056,708)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(7,161,923)
Futures contracts	(1,368,169)

Net change in unrealized appreciation (depreciation)	(8,530,092)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,586,800)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,940,899)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$645,901	$2,106,710
Net realized gain (loss)	(6,056,708)	13,698,903
Net change in unrealized appreciation (depreciation)	(8,530,092)	10,035,879

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,940,899)	25,841,492

Distributions to shareholders:
Class IB	—	(13,599,703)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [823,886 and 2,277,196 shares, respectively]	9,095,567	26,617,757
Capital shares issued in reinvestment of dividends and distributions [0 and 1,178,766 shares, respectively]	—	13,599,703
Capital shares repurchased [(376,784) and (639,091) shares, respectively]	(4,165,178)	(7,525,802)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,930,389	32,691,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,010,510)	44,933,447
NET ASSETS:
Beginning of period	207,878,086	162,944,639

End of period	$198,867,576	$207,878,086

See Notes to Financial Statements.

1121

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,						February 22, 2016* to December 31, 2016
Class IB			2019		2018		2017
Net asset value, beginning of period	$11.63		$10.83		$11.67		$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.13		0.16		0.11		0.11
Net realized and unrealized gain (loss)	(0.81)		1.49		(0.85)		1.03		0.58

Total from investment operations	(0.77)		1.62		(0.69)		1.14		0.69

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)		(0.09)		(0.07)
Distributions from net realized gains	—		(0.70)		—		—		—
Return of capital	—		—		(0.01)		—		—

Total dividends and distributions	—		(0.82)		(0.15)		(0.09)		(0.07)

Net asset value, end of period	$10.86		$11.63		$10.83		$11.67		$10.62

Total return (b)	(6.62)%		14.98%		(5.96)%		10.74%		6.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$198,868		$207,878		$162,945		$121,787		$51,581
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.14	%(j)	1.09	%(j)	1.11	%(k)	1.13	%(m)
Before waivers (a)(f)	1.23%		1.23%		1.23%		1.26%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.65%		1.12%		1.38%		0.94%		1.16	%(l)
Before waivers (a)(f)	0.59%		1.03%		1.24%		0.80%		0.71	%(l)
Portfolio turnover rate^	40	%(z)	305%		506%		510%		400	%(z)

Class K	January 1, 2017 to November 20, 2017‡		February 22, 2016* to December 31, 2016
Net asset value, beginning of period	$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.11
Net realized and unrealized gain (loss)	0.92		0.60

Total from investment operations	0.99		0.71

Less distributions:
Dividends from net investment income	—	#	(0.09)

Net asset value, end of period	$11.61		$10.62

Total return (b)	9.33%		7.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$10,603
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(k)	0.87	%(m)
Before waivers (a)(f)	1.02%		1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.73%		1.20	%(l)
Before waivers (a)(f)	0.59%		0.61	%(l)
Portfolio turnover rate^	510%		400	%(z)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on November 20, 2017 operations for Class K ceased and shares of seed capital were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB and 0.98% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB and 1.00% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1123

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	31.5%
Consumer Discretionary	18.7
Health Care	17.2
Communication Services	11.6
Industrials	8.6
Consumer Staples	5.7
Financials	5.1
Energy	0.7
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,090.81	$5.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class IB
Actual	1,000.00	1,089.15	5.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class K
Actual	1,000.00	1,090.71	4.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.6%)
Entertainment (1.9%)
Walt Disney Co. (The)	117,243	$13,073,767

Interactive Media & Services (9.7%)
Alphabet, Inc., Class A*	10,989	15,582,951
Alphabet, Inc., Class C*	10,988	15,532,747
Facebook, Inc., Class A*	163,743	37,181,123

		68,296,821

Total Communication Services		81,370,588

Consumer Discretionary (18.7%)
Hotels, Restaurants & Leisure (4.4%)
Starbucks Corp.	164,611	12,113,723
Yum China Holdings, Inc.	246,369	11,842,958
Yum! Brands, Inc.	82,749	7,191,716

		31,148,397

Internet & Direct Marketing Retail (13.1%)
Alibaba Group Holding Ltd. (ADR)*	173,029	37,322,355
Amazon.com, Inc.*	19,867	54,809,477

		92,131,832

Textiles, Apparel & Luxury Goods (1.2%)
Under Armour, Inc., Class A*	891,603	8,684,213

Total Consumer Discretionary		131,964,442

Consumer Staples (5.7%)
Beverages (4.4%)
Monster Beverage Corp.*	449,066	31,129,255

Household Products (1.3%)
Colgate-Palmolive Co.	119,583	8,760,651

Total Consumer Staples		39,889,906

Energy (0.7%)
Energy Equipment & Services (0.7%)
Schlumberger Ltd.	277,502	5,103,262

Total Energy		5,103,262

Financials (5.1%)
Capital Markets (5.1%)
FactSet Research Systems, Inc.	38,256	12,565,948
MSCI, Inc.	32,403	10,816,769
SEI Investments Co.	235,219	12,932,341

Total Financials		36,315,058

Health Care (17.2%)
Biotechnology (6.5%)
BioMarin Pharmaceutical, Inc.*	113,807	14,036,956
Regeneron Pharmaceuticals, Inc.*	50,785	31,672,065

		45,709,021

Health Care Equipment & Supplies (1.5%)
Intuitive Surgical, Inc.*	11,503	6,554,754
Varian Medical Systems, Inc.*	31,540	3,864,281

		10,419,035

Health Care Technology (2.0%)
Cerner Corp.	205,300	14,073,315

Life Sciences Tools & Services (1.7%)
Illumina, Inc.*	32,754	12,130,444

Pharmaceuticals (5.5%)
Novartis AG (ADR)	118,469	10,347,083
Novo Nordisk A/S (ADR)	97,484	6,383,252
Roche Holding AG (ADR)	501,867	21,770,990

		38,501,325

Total Health Care		120,833,140

Industrials (8.6%)
Aerospace & Defense (3.2%)
Boeing Co. (The)	122,367	22,429,871

Air Freight & Logistics (3.0%)
Expeditors International of Washington, Inc.	275,152	20,922,558

Machinery (2.4%)
Deere & Co.	109,978	17,283,043

Total Industrials		60,635,472

Information Technology (31.5%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	287,142	13,392,303

IT Services (5.3%)
Automatic Data Processing, Inc.	34,715	5,168,716
Visa, Inc., Class A	167,672	32,389,200

		37,557,916

Semiconductors & Semiconductor Equipment (6.5%)
NVIDIA Corp.	84,743	32,194,713
QUALCOMM, Inc.	147,869	13,487,132

		45,681,845

Software (17.8%)
Autodesk, Inc.*	152,426	36,458,775
Microsoft Corp.	102,481	20,855,908
Oracle Corp.	510,712	28,227,052
salesforce.com, Inc.*	107,867	20,206,725
Workday, Inc., Class A*	103,290	19,352,415

		125,100,875

Total Information Technology		221,732,939

Total Investments in Securities (99.1%) (Cost $378,639,891)		697,844,807
Other Assets Less Liabilities (0.9%)		6,043,632

Net Assets (100%)		$703,888,439

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$81,370,588	$—	$—	$81,370,588
Consumer Discretionary	131,964,442	—	—	131,964,442
Consumer Staples	39,889,906	—	—	39,889,906
Energy	5,103,262	—	—	5,103,262
Financials	36,315,058	—	—	36,315,058
Health Care	120,833,140	—	—	120,833,140
Industrials	60,635,472	—	—	60,635,472
Information Technology	221,732,939	—	—	221,732,939

Total Assets	$697,844,807	$—	$—	$697,844,807

Total Liabilities	$—	$—	$—	$—

Total	$697,844,807	$—	$—	$697,844,807

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$93,436,587
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$114,802,852

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$341,960,018
Aggregate gross unrealized depreciation	(23,184,746)

Net unrealized appreciation	$318,775,272

Federal income tax cost of investments in securities and derivative instruments, if applicable	$379,069,535

For the six months ended June 30, 2020, the Portfolio incurred approximately $18 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $378,639,891)	$697,844,807
Cash	6,259,170
Receivable for Portfolio shares sold	461,340
Dividends, interest and other receivables	186,816
Other assets	7,578

Total assets	704,759,711

LIABILITIES
Investment management fees payable	384,974
Payable for Portfolio shares redeemed	301,806
Distribution fees payable – Class IB	68,276
Administrative fees payable	55,347
Distribution fees payable – Class IA	17,216
Accrued expenses	43,653

Total liabilities	871,272

NET ASSETS	$703,888,439

Net assets were comprised of:
Paid in capital	$340,154,613
Total distributable earnings (loss)	363,733,826

Net assets	$703,888,439

Class IA
Net asset value, offering and redemption price per share, $84,404,526 / 8,368,234 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.09

Class IB
Net asset value, offering and redemption price per share, $336,179,306 / 33,140,631 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.14

Class K
Net asset value, offering and redemption price per share, $283,304,607 / 28,050,592 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.10

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $131,337 foreign withholding tax)	$3,092,296
Interest	18,278
Securities lending (net)	6,738

Total income	3,117,312

EXPENSES
Investment management fees	2,412,387
Distribution fees – Class IB	385,659
Administrative fees	307,359
Distribution fees – Class IA	97,102
Professional fees	35,053
Printing and mailing expenses	32,806
Custodian fees	21,463
Trustees’ fees	10,188
Miscellaneous	6,790

Gross expenses	3,308,807
Less: Waiver from investment manager	(251,529)

Net expenses	3,057,278

NET INVESTMENT INCOME (LOSS)	60,034

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	36,451,088
Net change in unrealized appreciation (depreciation) on investments in securities	23,071,568

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,522,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,582,690

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$60,034	$692,550
Net realized gain (loss)	36,451,088	41,330,490
Net change in unrealized appreciation (depreciation)	23,071,568	129,956,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,582,690	171,979,307

Distributions to shareholders:
Class IA	—	(4,376,877)
Class IB	—	(17,184,279)
Class K	—	(14,704,603)

Total distributions to shareholders	—	(36,265,759)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [470,856 and 1,061,475 shares, respectively]	4,188,383	9,291,868
Capital shares issued in reinvestment of dividends and distributions [0 and 482,743 shares, respectively]	—	4,376,877
Capital shares repurchased [(903,524) and (1,540,053) shares, respectively]	(8,111,616)	(13,594,954)

Total Class IA transactions	(3,923,233)	73,791

Class IB
Capital shares sold [2,162,393 and 2,996,959 shares, respectively]	19,772,316	26,529,787
Capital shares issued in reinvestment of dividends and distributions [0 and 1,884,578 shares, respectively]	—	17,184,279
Capital shares repurchased [(3,599,982) and (4,788,976) shares, respectively]	(32,618,461)	(42,589,008)

Total Class IB transactions	(12,846,145)	1,125,058

Class K
Capital shares sold [2,645,907 and 110,218 shares, respectively]	22,248,338	929,982
Capital shares issued in reinvestment of dividends and distributions [0 and 1,621,681 shares, respectively]	—	14,704,603
Capital shares repurchased [(2,876,481) and (7,597,479) shares, respectively]	(26,214,598)	(66,006,433)

Total Class K transactions	(3,966,260)	(50,371,848)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,735,638)	(49,172,999)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,847,052	86,540,549
NET ASSETS:
Beginning of period	665,041,387	578,500,838

End of period	$703,888,439	$665,041,387

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.25		$7.45	$8.54	$6.52	$6.25	$5.67

Income (loss) from investment operations:
Net investment income (loss) (e)	—		— #	0.01	— #	0.02	0.01
Net realized and unrealized gain (loss)	0.84		2.32	(0.21)	2.25	0.41	0.65

Total from investment operations	0.84		2.32	(0.20)	2.25	0.43	0.66

Less distributions:
Dividends from net investment income	—		— #	(0.01)	(0.01)	(0.02)	(0.01)
Distributions from net realized gains	—		(0.52)	(0.88)	(0.22)	(0.14)	(0.07)

Total dividends and distributions	—		(0.52)	(0.89)	(0.23)	(0.16)	(0.08)

Net asset value, end of period	$10.09		$9.25	$7.45	$8.54	$6.52	$6.25

Total return (b)	9.08%		31.33%	(3.03)%	34.50%	6.88%	11.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,405		$81,449	$65,569	$65,170	$42,741	$28,288
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.08%	1.12%
Before waivers (a)(f)	1.13%		1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.08)%		— %‡‡	0.11%	0.04%	0.29%	0.19%
Before waivers (a)(f)	(0.16)%		(0.07)%	0.04%	(0.04)%	0.24%	0.19%
Portfolio turnover rate^	14	%(z)	7%	9%	6%	11%	11%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.31		$7.49	$8.58	$6.55	$6.28	$5.70

Income (loss) from investment operations:
Net investment income (loss) (e)	—		— #	0.01	— #	0.02	0.01
Net realized and unrealized gain (loss)	0.83		2.34	(0.21)	2.26	0.41	0.65

Total from investment operations	0.83		2.34	(0.20)	2.26	0.43	0.66

Less distributions:
Dividends from net investment income	—		— #	(0.01)	(0.01)	(0.02)	(0.01)
Distributions from net realized gains	—		(0.52)	(0.88)	(0.22)	(0.14)	(0.07)

Total dividends and distributions	—		(0.52)	(0.89)	(0.23)	(0.16)	(0.08)

Net asset value, end of period	$10.14		$9.31	$7.49	$8.58	$6.55	$6.28

Total return (b)	8.92%		31.44%	(3.01)%	34.50%	6.85%	11.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$336,179		$321,838	$258,438	$275,133	$200,399	$179,251
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.08%	1.12%
Before waivers (a)(f)	1.13%		1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.08)%		— %‡‡	0.12%	0.04%	0.30%	0.20%
Before waivers (a)(f)	(0.16)%		(0.07)%	0.04%	(0.03)%	0.25%	0.19%
Portfolio turnover rate^	14	%(z)	7%	9%	6%	11%	11%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				February 9, 2015* to December 31, 2015
Class K			2019	2018	2017	2016
Net asset value, beginning of period	$9.26		$7.45	$8.54	$6.51	$6.25	$5.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02	0.03	0.02	0.04	0.03
Net realized and unrealized gain (loss)	0.83		2.33	(0.21)	2.26	0.40	0.60

Total from investment operations	0.84		2.35	(0.18)	2.28	0.44	0.63

Less distributions:
Dividends from net investment income	—		(0.02)	(0.03)	(0.03)	(0.04)	(0.02)
Distributions from net realized gains	—		(0.52)	(0.88)	(0.22)	(0.14)	(0.07)

Total dividends and distributions	—		(0.54)	(0.91)	(0.25)	(0.18)	(0.09)

Net asset value, end of period	$10.10		$9.26	$7.45	$8.54	$6.51	$6.25

Total return (b)	9.07%		31.78%	(2.77)%	35.01%	6.99%	11.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$283,305		$261,754	$254,494	$338,898	$292,053	$323,106
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%	0.83%	0.86%
Before waivers (a)(f)	0.88%		0.88%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.17%		0.26%	0.37%	0.30%	0.56%	0.48	%(l)
Before waivers (a)(f)	0.09%		0.18%	0.29%	0.22%	0.51%	0.47	%(l)
Portfolio turnover rate^	14	%(z)	7%	9%	6%	11%	11%
*	Commencement of Operations.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1130

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Consumer Staples	$235,279,699	20.0%
Health Care	179,857,613	15.3
Information Technology	177,975,205	15.1
Industrials	162,660,801	13.8
Materials	126,131,379	10.7
Consumer Discretionary	115,185,166	9.8
Financials	99,720,098	8.5
Communication Services	58,589,833	5.0
Energy	4,765,224	0.4
Utilities	2,919,803	0.2
Cash and Other	14,693,648	1.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$948.91	$5.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.77
Class IB
Actual	1,000.00	949.03	5.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.77
Class K
Actual	1,000.00	950.18	4.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.8%)
Brambles Ltd.	547,272	$4,117,048
Oil Search Ltd.	2,163,899	4,765,224

		8,882,272

Canada (6.8%)
Agnico Eagle Mines Ltd.	249,524	15,977,550
Canadian National Railway Co.	311,618	27,600,006
Element Fleet Management Corp.	1,085,673	8,100,963
Franco-Nevada Corp.	86,010	12,015,171
Ritchie Bros Auctioneers, Inc.	414,941	16,892,891

		80,586,581

China (3.6%)
51job, Inc. (ADR)*	73,196	5,254,741
China Resources Gas Group Ltd.	600,000	2,919,803
Tencent Holdings Ltd.	542,000	34,814,723

		42,989,267

Czech Republic (0.2%)
Komercni banka A/S*	82,087	1,908,267

Denmark (1.5%)
Novo Nordisk A/S, Class B	264,370	17,107,694

France (19.2%)
Air Liquide SA	151,205	21,786,963
Danone SA	393,488	27,190,619
Dassault Systemes SE	36,582	6,304,678
EssilorLuxottica SA*	179,907	23,058,571
Kering SA	21,962	11,929,093
Legrand SA	85,348	6,476,036
L’Oreal SA	119,020	38,156,634
LVMH Moet Hennessy Louis Vuitton SE	89,489	39,196,084
Pernod Ricard SA	134,674	21,166,621
Schneider Electric SE	278,141	30,836,859

		226,102,158

Germany (8.5%)
Bayer AG (Registered)	274,351	20,137,249
Brenntag AG	171,261	8,990,692
GEA Group AG	345,757	10,911,855
SAP SE	332,614	46,298,391
Symrise AG	119,682	13,885,468

		100,223,655

Hong Kong (3.3%)
AIA Group Ltd.	4,174,769	38,854,860

India (3.5%)
Adani Ports & Special Economic Zone Ltd.	823,103	3,788,059
HDFC Bank Ltd.	1,508,584	21,504,270
Infosys Ltd. (ADR)	872,973	8,432,919
ITC Ltd.*	2,988,919	7,729,897

		41,455,145

Ireland (1.0%)
Flutter Entertainment plc	92,041	12,069,478

Israel (0.9%)
Nice Ltd. (ADR)*	55,875	10,573,785

Italy (0.9%)
Prysmian SpA	461,375	10,672,839

Japan (8.0%)
AEON Financial Service Co. Ltd.	491,700	5,363,305
Bandai Namco Holdings, Inc.	154,100	8,098,898
Hitachi Ltd.	725,100	22,891,000
Japan Airport Terminal Co. Ltd.	82,100	3,496,755
Japan Tobacco, Inc.	483,200	8,965,218
Kao Corp.	146,600	11,605,924
Koito Manufacturing Co. Ltd.	187,400	7,543,776
Obic Co. Ltd.	48,500	8,528,592
Terumo Corp.	475,000	17,982,531

		94,475,999

Mexico (0.8%)
Grupo Financiero Banorte SAB de CV, Class O*	1,900,635	6,576,497
Wal-Mart de Mexico SAB de CV	1,196,493	2,861,547

		9,438,044

Netherlands (1.3%)
Akzo Nobel NV	168,437	15,069,152

Peru (0.4%)
Credicorp Ltd.	33,954	4,538,631

Russia (0.2%)
Yandex NV, Class A*	43,358	2,168,767

Singapore (1.1%)
DBS Group Holdings Ltd.	860,600	12,873,305

South Korea (1.8%)
NAVER Corp.	96,342	21,606,343

Spain (0.7%)
Amadeus IT Group SA	158,226	8,232,949

Switzerland (15.1%)
Alcon, Inc.*	58,670	3,361,570
Nestle SA (Registered)	586,492	64,792,815
Novartis AG (Registered)	455,693	39,595,467
Roche Holding AG	177,103	61,318,646
Sika AG (Registered)	44,642	8,580,644

		177,649,142

Taiwan (3.8%)
Delta Electronics, Inc.	1,333,000	7,606,389
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	646,624	36,708,844

		44,315,233

United Kingdom (11.2%)
Burberry Group plc	335,648	6,642,019
Compass Group plc	483,186	6,647,247
Croda International plc	165,182	10,747,486
Diageo plc	754,898	25,058,037
Experian plc	554,025	19,323,889
Linde plc	133,352	28,068,945
Reckitt Benckiser Group plc	301,563	27,752,387
Rolls-Royce Holdings plc*	2,039,583	7,199,253

		131,439,263

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
United States (4.2%)
Accenture plc, Class A	104,311	$22,397,658
Ingersoll Rand, Inc.*	252,485	7,099,878
Mettler-Toledo International, Inc.*	10,725	8,639,524
QIAGEN NV*	272,071	11,714,932

		49,851,992

Total Investments in Securities (98.8%) (Cost $739,868,375)		1,163,084,821
Other Assets Less Liabilities (1.2%)		14,693,648

Net Assets (100%)		$1,177,778,469

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$8,882,272	$—	$8,882,272
Canada	80,586,581	—	—	80,586,581
China	5,254,741	37,734,526	—	42,989,267
Czech Republic	—	1,908,267	—	1,908,267
Denmark	—	17,107,694	—	17,107,694
France	—	226,102,158	—	226,102,158
Germany	—	100,223,655	—	100,223,655
Hong Kong	—	38,854,860	—	38,854,860
India	8,432,919	33,022,226	—	41,455,145
Ireland	—	12,069,478	—	12,069,478
Israel	10,573,785	—	—	10,573,785
Italy	—	10,672,839	—	10,672,839
Japan	—	94,475,999	—	94,475,999
Mexico	9,438,044	—	—	9,438,044
Netherlands	—	15,069,152	—	15,069,152
Peru	4,538,631	—	—	4,538,631
Russia	2,168,767	—	—	2,168,767
Singapore	—	12,873,305	—	12,873,305
South Korea	—	21,606,343	—	21,606,343
Spain	—	8,232,949	—	8,232,949
Switzerland	—	177,649,142	—	177,649,142
Taiwan	36,708,844	7,606,389	—	44,315,233
United Kingdom	—	131,439,263	—	131,439,263
United States	38,137,060	11,714,932	—	49,851,992

Total Assets	$195,839,372	$967,245,449	$—	$1,163,084,821

Total Liabilities	$—	$—	$—	$—

Total	$195,839,372	$967,245,449	$—	$1,163,084,821

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$148,065,806
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$151,457,326

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$474,338,148
Aggregate gross unrealized depreciation	(54,837,978)

Net unrealized appreciation	$419,500,170

Federal income tax cost of investments in securities and derivative instruments, if applicable	$743,584,651

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $739,868,375)	$1,163,084,821
Cash	12,761,960
Foreign cash (Cost $334,128)	333,706
Dividends, interest and other receivables	5,357,109
Receivable for securities sold	1,739,225
Receivable for Portfolio shares sold	239,254
Other assets	12,558

Total assets	1,183,528,633

LIABILITIES
Payable for securities purchased	3,812,341
Payable for Portfolio shares redeemed	849,724
Investment management fees payable	733,596
Administrative fees payable	93,864
Distribution fees payable – Class IB	67,828
Accrued India taxes	60,946
Distribution fees payable – Class IA	7,963
Accrued expenses	123,902

Total liabilities	5,750,164

NET ASSETS	$1,177,778,469

Net assets were comprised of:
Paid in capital	$701,470,469
Total distributable earnings (loss)	476,308,000

Net assets	$1,177,778,469

Class IA
Net asset value, offering and redemption price per share, $39,010,474 / 4,999,072 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.80

Class IB
Net asset value, offering and redemption price per share, $332,442,469 / 42,508,699 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.82

Class K
Net asset value, offering and redemption price per share, $806,325,526 / 103,166,279 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.82

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,618,301 foreign withholding tax)	$12,553,744
Interest	42,906

Total income	12,596,650

EXPENSES
Investment management fees	4,710,440
Administrative fees	540,255
Distribution fees – Class IB	393,948
Custodian fees	143,181
Printing and mailing expenses	50,265
Distribution fees – Class IA	47,287
Professional fees	45,134
Trustees’ fees	18,343
Miscellaneous	18,283

Gross expenses	5,967,136
Less: Waiver from investment manager	(437,941)

Net expenses	5,529,195

NET INVESTMENT INCOME (LOSS)	7,067,455

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	24,223,011
Foreign currency transactions	51,215

Net realized gain (loss)	24,274,226

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(465,755) on unrealized depreciation on investments)	(86,938,617)
Foreign currency translations	55,818

Net change in unrealized appreciation (depreciation)	(86,882,799)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(62,608,573)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(55,541,118)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,067,455	$17,089,181
Net realized gain (loss)	24,274,226	34,555,458
Net change in unrealized appreciation (depreciation)	(86,882,799)	247,201,317

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(55,541,118)	298,845,956

Distributions to shareholders:
Class IA	—	(1,673,778)
Class IB	—	(13,736,467)
Class K	—	(39,140,312)

Total distributions to shareholders	—	(54,550,557)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [272,639 and 784,708 shares, respectively]	2,061,505	6,039,117
Capital shares issued in reinvestment of dividends and distributions [0 and 211,848 shares, respectively]	—	1,673,778
Capital shares repurchased [(406,181) and (619,726) shares, respectively]	(2,972,769)	(4,761,244)

Total Class IA transactions	(911,264)	2,951,651

Class IB
Capital shares sold [2,907,865 and 6,699,738 shares, respectively]	21,642,214	50,926,934
Capital shares issued in reinvestment of dividends and distributions [0 and 1,734,963 shares, respectively]	—	13,736,467
Capital shares repurchased [(2,443,610) and (3,849,149) shares, respectively]	(17,886,547)	(29,744,353)

Total Class IB transactions	3,755,667	34,919,048

Class K
Capital shares sold [9,805,484 and 1,208,398 shares, respectively]	66,760,274	9,250,431
Capital shares issued in reinvestment of dividends and distributions [0 and 4,945,669 shares, respectively]	—	39,140,312
Capital shares repurchased [(11,074,903) and (46,220,863) shares, respectively]	(84,312,587)	(342,298,641)

Total Class K transactions	(17,552,313)	(293,907,898)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,707,910)	(256,037,199)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,249,028)	(11,741,800)
NET ASSETS:
Beginning of period	1,248,027,497	1,259,769,297

End of period	$1,177,778,469	$1,248,027,497

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.22		$6.74	$8.32	$6.57	$6.52	$6.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.09	0.07	0.06	0.06	0.04
Net realized and unrealized gain (loss)	(0.46)		1.73	(0.82)	2.04	0.07	(0.02)

Total from investment operations	(0.42)		1.82	(0.75)	2.10	0.13	0.02

Less distributions:
Dividends from net investment income	—		(0.10)	(0.07)	(0.06)	(0.07)	(0.06)
Distributions from net realized gains	—		(0.24)	(0.76)	(0.29)	(0.01)	(0.09)

Total dividends and distributions	—		(0.34)	(0.83)	(0.35)	(0.08)	(0.15)

Net asset value, end of period	$7.80		$8.22	$6.74	$8.32	$6.57	$6.52

Total return (b)	(5.11)%		27.24%	(9.43)%	32.11%	1.95%	0.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,010		$42,215	$32,071	$29,947	$25,282	$24,379
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.19%	1.20%	1.22%	1.23%
Before waivers (a)(f)	1.23%		1.23%	1.22%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.06%		1.17%	0.87%	0.74%	0.97%	0.63%
Before waivers (a)(f)	0.98%		1.09%	0.83%	0.72%	0.96%	0.63%
Portfolio turnover rate^	13	%(z)	7%	20%	12%	20%	27%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.24		$6.76	$8.33	$6.58	$6.53	$6.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.09	0.07	0.06	0.06	0.04
Net realized and unrealized gain (loss)	(0.46)		1.73	(0.81)	2.04	0.07	(0.02)

Total from investment operations	(0.42)		1.82	(0.74)	2.10	0.13	0.02

Less distributions:
Dividends from net investment income	—		(0.10)	(0.07)	(0.06)	(0.07)	(0.06)
Distributions from net realized gains	—		(0.24)	(0.76)	(0.29)	(0.01)	(0.09)

Total dividends and distributions	—		(0.34)	(0.83)	(0.35)	(0.08)	(0.15)

Net asset value, end of period	$7.82		$8.24	$6.76	$8.33	$6.58	$6.53

Total return (b)	(5.10)%		27.16%	(9.28)%	32.06%	1.95%	0.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$332,442		$346,565	$253,137	$262,212	$187,210	$179,695
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.19%	1.20%	1.22%	1.23%
Before waivers (a)(f)	1.23%		1.23%	1.22%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.07%		1.17%	0.88%	0.75%	0.95%	0.65%
Before waivers (a)(f)	1.00%		1.09%	0.85%	0.73%	0.94%	0.65%
Portfolio turnover rate^	13	%(z)	7%	20%	12%	20%	27%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.23		$6.74	$8.32	$6.57	$6.52	$6.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.11	0.09	0.08	0.08	0.06
Net realized and unrealized gain (loss)	(0.46)		1.74	(0.82)	2.04	0.06	(0.03)

Total from investment operations	(0.41)		1.85	(0.73)	2.12	0.14	0.03

Less distributions:
Dividends from net investment income	—		(0.12)	(0.09)	(0.08)	(0.08)	(0.07)
Distributions from net realized gains	—		(0.24)	(0.76)	(0.29)	(0.01)	(0.09)

Total dividends and distributions	—		(0.36)	(0.85)	(0.37)	(0.09)	(0.16)

Net asset value, end of period	$7.82		$8.23	$6.74	$8.32	$6.57	$6.52

Total return (b)	(4.98)%		27.68%	(9.18)%	32.41%	2.21%	0.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$806,326		$859,248	$974,562	$1,217,098	$1,039,625	$1,006,718
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.94%	0.95%	0.97%	0.98%
Before waivers (a)(f)	0.98%		0.98%	0.97%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.33%		1.47%	1.14%	1.03%	1.23%	0.89%
Before waivers (a)(f)	1.25%		1.39%	1.11%	1.00%	1.22%	0.89%
Portfolio turnover rate^	13	%(z)	7%	20%	12%	20%	27%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1138

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	Market Value	% of Net Assets
Consumer Staples	$304,522,979	30.7%
Information Technology	256,028,878	25.8
Industrials	170,733,053	17.2
Materials	94,682,436	9.5
Real Estate	33,311,664	3.4
Health Care	31,265,445	3.2
Financials	28,736,946	2.9
Consumer Discretionary	24,075,960	2.4
Investment Company	14,181,306	1.4
Communication Services	7,355,425	0.7
Energy	1,712,569	0.2
Cash and Other	25,834,163	2.6

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,004.24	$5.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.77

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
WiseTech Global Ltd.	83,784	$1,120,573

Canada (2.2%)
Agnico Eagle Mines Ltd.	74,251	4,754,449
Descartes Systems Group, Inc. (The)*	52,066	2,748,652
Franco-Nevada Corp.	98,112	13,705,761
Thomson Reuters Corp.	6,348	431,305

		21,640,167

Denmark (1.5%)
Jyske Bank A/S (Registered)*	50,623	1,483,642
Novozymes A/S, Class B	207,194	11,973,573
Sydbank A/S*	67,125	1,244,080

		14,701,295

Finland (0.1%)
Wartsila OYJ Abp	153,027	1,263,166

France (12.8%)
Cie Generale des Etablissements Michelin SCA	28,744	2,977,771
Danone SA	212,126	14,658,229
Dassault Systemes SE	57,706	9,945,266
EssilorLuxottica SA*	40,549	5,197,141
Legrand SA	234,457	17,790,130
L’Oreal SA	73,488	23,559,526
LVMH Moet Hennessy Louis Vuitton SE	8,797	3,853,076
Pernod Ricard SA	145,200	22,820,985
Schneider Electric SE	240,728	26,688,964

		127,491,088

Germany (8.9%)
Deutsche Wohnen SE	323,240	14,500,761
GEA Group AG	204,469	6,452,902
Henkel AG & Co. KGaA (Preference) (q)	240,898	22,395,132
Infineon Technologies AG	51,358	1,200,406
Knorr-Bremse AG*	29,216	2,956,080
LEG Immobilien AG	37,645	4,775,995
SAP SE	60,135	8,370,525
Symrise AG	116,987	13,572,795
TAG Immobilien AG*	168,827	4,021,862
Vonovia SE	163,460	10,013,046

		88,259,504

Ireland (1.4%)
Kerry Group plc, Class A	69,953	8,702,640
Ryanair Holdings plc (ADR)*	79,836	5,296,320

		13,998,960

Israel (0.8%)
Wix.com Ltd.*	31,989	8,196,222

Japan (21.4%)
Chiba Bank Ltd. (The)	406,400	1,915,588
Disco Corp.	12,400	3,002,336
Ezaki Glico Co. Ltd.	116,600	5,570,730
Hachijuni Bank Ltd. (The)	398,800	1,512,652
Hirose Electric Co. Ltd.	103,900	11,389,334
Ito En Ltd.	257,300	14,505,226
Kansai Paint Co. Ltd.	191,200	4,029,962
Kao Corp.	272,900	21,604,752
Kobayashi Pharmaceutical Co. Ltd.	154,900	13,608,385
Kose Corp.	17,800	2,140,039
Mebuki Financial Group, Inc.	671,400	1,556,404
Nihon Kohden Corp.	282,600	9,496,114
Nissin Foods Holdings Co. Ltd.	39,900	3,531,626
Nomura Research Institute Ltd.	369,200	10,074,135
North Pacific Bank Ltd.	597,700	1,152,919
Obic Co. Ltd.	69,000	12,133,461
Omron Corp.	146,600	9,821,729
Rohto Pharmaceutical Co. Ltd.	255,800	8,111,551
Santen Pharmaceutical Co. Ltd.	697,800	12,827,281
Secom Co. Ltd.	160,500	14,022,905
Shimadzu Corp.	285,300	7,589,383
SMC Corp.	21,300	10,871,527
Sohgo Security Services Co. Ltd.	83,800	3,900,807
Terumo Corp.	236,200	8,942,050
Toyo Suisan Kaisha Ltd.	275,200	15,363,773
Yokogawa Electric Corp.	234,600	3,658,607

		212,333,276

Netherlands (1.7%)
Euronext NV(m)	49,127	4,919,899
Heineken NV	128,752	11,857,015

		16,776,914

South Korea (1.2%)
Samsung Electronics Co. Ltd.	277,210	12,288,478

Spain (1.5%)
Amadeus IT Group SA	290,788	15,130,526

Sweden (0.8%)
Epiroc AB, Class A	253,370	3,152,542
Svenska Handelsbanken AB, Class A*	449,769	4,263,613

		7,416,155

Switzerland (13.5%)
Chocoladefabriken Lindt & Spruengli AG	120	987,079
Cie Financiere Richemont SA (Registered)	84,282	5,366,993
Geberit AG (Registered)	10,367	5,183,026
Givaudan SA (Registered)	10,156	37,775,975
Julius Baer Group Ltd.*	58,325	2,436,528
Nestle SA (Registered)	468,556	51,763,813
Schindler Holding AG	20,202	4,749,667
SGS SA (Registered)	5,828	14,220,986
Sika AG (Registered)	30,728	5,906,233
UBS Group AG (Registered)	469,207	5,390,508

		133,780,808

Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	446,242	25,333,158

United Kingdom (11.5%)
Compass Group plc	485,638	6,680,979
Croda International plc	45,550	2,963,688
Diageo plc	543,531	18,041,934
Experian plc	334,677	11,673,230
Halma plc	327,829	9,342,623

See Notes to Financial Statements.

1140

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hiscox Ltd.	293,106	$2,861,113
IMI plc	637,770	7,281,218
Intertek Group plc	144,002	9,693,810
Reckitt Benckiser Group plc	267,692	24,635,290
Rentokil Initial plc	63,046	397,575
Spectris plc	180,903	5,651,659
Spirax-Sarco Engineering plc	121,707	15,026,182

		114,249,301

United States (14.0%)
Alphabet, Inc., Class A*	5,187	7,355,425
Analog Devices, Inc.	167,473	20,538,889
ANSYS, Inc.*	82,719	24,131,614
Cadence Design Systems, Inc.*	487,535	46,783,859
Colgate-Palmolive Co.	282,081	20,665,254
Core Laboratories NV	84,280	1,712,569
Nordson Corp.	51,029	9,680,711
Texas Instruments, Inc.	59,679	7,577,443

		138,445,764

Total Common Stocks (96.0%) (Cost $796,905,841)		952,425,355

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	14,168,555	14,181,306

Total Short-Term Investment (1.4%) (Cost $14,176,600)		14,181,306

Total Investments in Securities (97.4%) (Cost $811,082,441)		966,606,661
Other Assets Less Liabilities (2.6%)		25,834,163

Net Assets (100%)		$992,440,824

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $4,919,899 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
JPY	— Japanese Yen
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	33,070,854	JPY	3,645,525,000	HSBC Bank plc	8/21/2020	(713,612)
USD	7,728,011	JPY	840,000,000	Morgan Stanley	8/21/2020	(56,588)

Net unrealized depreciation						(770,200)

See Notes to Financial Statements.

1141

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$1,120,573	$—	$1,120,573
Canada	21,640,167	—	—	21,640,167
Denmark	—	14,701,295	—	14,701,295
Finland	—	1,263,166	—	1,263,166
France	—	127,491,088	—	127,491,088
Germany	—	88,259,504	—	88,259,504
Ireland	5,296,320	8,702,640	—	13,998,960
Israel	8,196,222	—	—	8,196,222
Japan	—	212,333,276	—	212,333,276
Netherlands	—	16,776,914	—	16,776,914
South Korea	—	12,288,478	—	12,288,478
Spain	—	15,130,526	—	15,130,526
Sweden	—	7,416,155	—	7,416,155
Switzerland	—	133,780,808	—	133,780,808
Taiwan	25,333,158	—	—	25,333,158
United Kingdom	—	114,249,301	—	114,249,301
United States	138,445,764	—	—	138,445,764
Short-Term Investment
Investment Company	14,181,306	—	—	14,181,306

Total Assets	$213,092,937	$753,513,724	$—	$966,606,661

Liabilities:
Forward Currency Contracts	$—	$(770,200)	$—	$(770,200)

Total Liabilities	$—	$(770,200)	$—	$(770,200)

Total	$213,092,937	$752,743,524	$—	$965,836,461

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(770,200)

Total		$(770,200)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,919,790	$1,919,790

Total	$1,919,790	$1,919,790

See Notes to Financial Statements.

1142

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(1,795,885)	$(1,795,885)

Total	$(1,795,885)	$(1,795,885)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $39,048,000 during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$713,612	$—	$—	$713,612
Morgan Stanley	56,588	—	—	56,588

Total	$770,200	$—	$—	$770,200

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$62,879,231
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$76,628,698

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,431,851
Aggregate gross unrealized depreciation	(39,796,595)

Net unrealized appreciation	$153,635,256

Federal income tax cost of investments in securities and derivative instruments, if applicable	$812,201,205

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $811,082,441)	$966,606,661
Cash	25,078,317
Foreign cash (Cost $72,502)	71,915
Dividends, interest and other receivables	2,473,047
Receivable for Portfolio shares sold	189,559
Receivable for securities sold	91,165
Other assets	13,600

Total assets	994,524,264

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	770,200
Investment management fees payable	617,634
Payable for Portfolio shares redeemed	294,893
Distribution fees payable – Class IB	202,105
Administrative fees payable	78,276
Payable for securities purchased	45,737
Accrued expenses	74,595

Total liabilities	2,083,440

NET ASSETS	$992,440,824

Net assets were comprised of:
Paid in capital	$829,167,124
Total distributable earnings (loss)	163,273,700

Net assets	$992,440,824

Class IB
Net asset value, offering and redemption price per share, $992,440,824 / 32,225,932 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.80

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,087,607 foreign withholding tax)	$9,058,594
Interest	100,434

Total income	9,159,028

EXPENSES
Investment management fees	3,987,240
Distribution fees – Class IB	1,170,138
Administrative fees	447,170
Custodian fees	63,746
Professional fees	42,675
Printing and mailing expenses	42,441
Trustees’ fees	14,892
Miscellaneous	14,703

Gross expenses	5,783,005
Less: Waiver from investment manager	(406,258)

Net expenses	5,376,747

NET INVESTMENT INCOME (LOSS).	3,782,281

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	892,693
Forward foreign currency contracts	1,919,790
Foreign currency transactions	(99,988)

Net realized gain (loss)	2,712,495

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,934,673)
Forward foreign currency contracts	(1,795,885)
Foreign currency translations	24,504

Net change in unrealized appreciation (depreciation)	(4,706,054)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,993,559)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,788,722

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,782,281	$6,406,072
Net realized gain (loss)	2,712,495	3,956,679
Net change in unrealized appreciation (depreciation)	(4,706,054)	194,326,294

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,788,722	204,689,045

Distributions to shareholders:
Class IB	—	(8,646,639)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,062,450 and 2,836,890 shares, respectively]	31,065,148	79,423,502
Capital shares issued in reinvestment of dividends and distributions [0 and 286,750 shares, respectively]	—	8,646,639
Capital shares repurchased [(1,569,800) and (2,269,284) shares, respectively]	(44,323,494)	(63,755,642)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,258,346)	24,314,499

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,469,624)	220,356,905
NET ASSETS:
Beginning of period	1,003,910,448	783,553,543

End of period	$992,440,824	$1,003,910,448

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$30.67		$24.58		$25.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.20		(0.01)
Net realized and unrealized gain (loss)	0.01	†	6.16		(1.10)

Total from investment operations	0.13		6.36		(1.11)

Less distributions:
Dividends from net investment income	—		(0.20)		—
Distributions from net realized gains	—		(0.07)		—

Total dividends and distributions	—		(0.27)		—

Net asset value, end of period	$30.80		$30.67		$24.58

Total return (b)	0.42%		25.88%		(4.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$992,441		$1,003,910		$783,554
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.15	%(j)	1.15	%(j)
Before waivers (a)(f)	1.24%		1.25%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.81%		0.70%		(0.22	)%(l)
Before waivers (a)(f)	0.72%		0.60%		(0.36	)%(l)
Portfolio turnover rate^	7	%(z)	14%		1	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1146

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	28.3%
Industrials	22.8
Health Care	17.7
Consumer Discretionary	9.2
Financials	8.1
Communication Services	6.6
Real Estate	4.1
Materials	2.2
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,029.29	$5.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.38	5.54

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (6.6%)
Entertainment (4.1%)
Electronic Arts, Inc.*	54,543	$7,202,403
Take-Two Interactive Software, Inc.*	52,128	7,275,505

		14,477,908

Interactive Media & Services (2.5%)
IAC/InterActiveCorp*	27,729	8,967,559

Total Communication Services		23,445,467

Consumer Discretionary (9.2%)
Diversified Consumer Services (2.3%)
Bright Horizons Family Solutions, Inc.*	71,250	8,350,500

Hotels, Restaurants & Leisure (1.9%)
Chipotle Mexican Grill, Inc.*	3,297	3,469,631
Domino’s Pizza, Inc.	8,483	3,133,959

		6,603,590

Specialty Retail (5.0%)
Burlington Stores, Inc.*	28,842	5,679,855
O’Reilly Automotive, Inc.*	14,089	5,940,909
Tractor Supply Co.	45,688	6,021,221

		17,641,985

Total Consumer Discretionary		32,596,075

Financials (8.1%)
Capital Markets (6.2%)
MSCI, Inc.	33,108	11,052,113
Nasdaq, Inc.	89,664	10,712,158

		21,764,271

Insurance (1.9%)
Arthur J Gallagher & Co.	68,735	6,700,975

Total Financials		28,465,246

Health Care (17.7%)
Health Care Equipment & Supplies (6.6%)
DexCom, Inc.*	12,737	5,163,580
Masimo Corp.*	39,433	8,990,330
STERIS plc	59,737	9,166,045

		23,319,955

Life Sciences Tools & Services (11.1%)
Agilent Technologies, Inc.	62,345	5,509,428
Bio-Techne Corp.	40,757	10,762,701
Charles River Laboratories International, Inc.*	33,795	5,892,158
ICON plc*	49,574	8,351,236
PerkinElmer, Inc.	87,839	8,616,127

		39,131,650

Total Health Care		62,451,605

Industrials (22.8%)
Commercial Services & Supplies (2.6%)
Copart, Inc.*	110,999	9,242,887

Electrical Equipment (2.3%)
AMETEK, Inc.	90,369	8,076,277

Industrial Conglomerates (3.5%)
Roper Technologies, Inc.	32,001	12,424,708

Professional Services (14.4%)
Clarivate plc*	350,174	7,819,385
CoStar Group, Inc.*	11,403	8,103,770
IHS Markit Ltd.	128,509	9,702,430
TransUnion	86,142	7,497,800
Verisk Analytics, Inc.	60,682	10,328,076
Wolters Kluwer NV	94,715	7,388,751

		50,840,212

Total Industrials		80,584,084

Information Technology (28.3%)
IT Services (12.2%)
Black Knight, Inc.*	70,645	5,126,001
Fidelity National Information Services, Inc.	87,954	11,793,752
Fiserv, Inc.*	115,527	11,277,746
Global Payments, Inc.	87,376	14,820,717

		43,018,216

Semiconductors & Semiconductor Equipment (4.0%)
Entegris, Inc.	58,044	3,427,498
Monolithic Power Systems, Inc.	44,379	10,517,823

		13,945,321

Software (12.1%)
Autodesk, Inc.*	49,713	11,890,853
Cadence Design Systems, Inc.*	194,021	18,618,255
Nice Ltd. (ADR)*	33,108	6,265,358
Synopsys, Inc.*	30,786	6,003,270

		42,777,736

Total Information Technology		99,741,273

Materials (2.2%)
Construction Materials (2.2%)
Vulcan Materials Co.	65,915	7,636,253

Total Materials		7,636,253

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (4.1%)
CoreSite Realty Corp. (REIT)	48,884	5,917,897
SBA Communications Corp. (REIT)	28,367	8,451,097

Total Real Estate		14,368,994

Total Investments in Securities (99.0%) (Cost $311,513,261)		349,288,997
Other Assets Less Liabilities (1.0%)		3,362,134

Net Assets (100%)		$352,651,131

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1148

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,445,467	$—	$—	$23,445,467
Consumer Discretionary	32,596,075	—	—	32,596,075
Financials	28,465,246	—	—	28,465,246
Health Care	62,451,605	—	—	62,451,605
Industrials	73,195,333	7,388,751	—	80,584,084
Information Technology	99,741,273	—	—	99,741,273
Materials	7,636,253	—	—	7,636,253
Real Estate	14,368,994	—	—	14,368,994

Total Assets	$341,900,246	$7,388,751	$—	$349,288,997

Total Liabilities	$—	$—	$—	$—

Total	$341,900,246	$7,388,751	$—	$349,288,997

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$65,494,728
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$68,491,865

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,099,609
Aggregate gross unrealized depreciation	(9,301,717)

Net unrealized appreciation	$37,797,892

Federal income tax cost of investments in securities and derivative instruments, if applicable	$311,491,105

See Notes to Financial Statements.

1149

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $311,513,261)	$349,288,997
Cash	3,602,393
Dividends, interest and other receivables	93,050
Receivable for Portfolio shares sold	68,064
Other assets	10,879

Total assets	353,063,383

LIABILITIES
Investment management fees payable	203,232
Payable for Portfolio shares redeemed	72,319
Distribution fees payable – Class IB	71,727
Administrative fees payable	27,780
Accrued expenses	37,194

Total liabilities	412,252

NET ASSETS	$352,651,131

Net assets were comprised of:
Paid in capital	$277,907,520
Total distributable earnings (loss)	74,743,611

Net assets	$352,651,131

Class IB
Net asset value, offering and redemption price per share, $352,651,131 / 22,809,639 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.46

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $12,155 foreign withholding tax)	$928,806
Interest	17,488

Total income	946,294

EXPENSES
Investment management fees	1,412,816
Distribution fees – Class IB	415,535
Administrative fees	158,809
Professional fees	30,719
Printing and mailing expenses	21,207
Custodian fees	12,335
Tax expense	5,855
Trustees’ fees	5,330
Miscellaneous	5,699

Gross expenses	2,068,305
Less: Waiver from investment manager	(234,019)

Net expenses	1,834,286

NET INVESTMENT INCOME (LOSS)	(887,992)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(8,671,588)
Foreign currency transactions	17,961

Net realized gain (loss)	(8,653,627)

Net change in unrealized appreciation (depreciation) on investments in securities	18,985,809

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,332,182

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,444,190

See Notes to Financial Statements.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(887,992)	$(1,028,529)
Net realized gain (loss)	(8,653,627)	49,871,403
Net change in unrealized appreciation (depreciation)	18,985,809	41,396,538

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,444,190	90,239,412

Distributions to shareholders:
Class IB	—	(1,311,311)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,112,833 and 2,990,817 shares, respectively]	16,132,780	41,051,981
Capital shares issued in reinvestment of dividends and distributions [0 and 88,468 shares, respectively]	—	1,311,311
Capital shares repurchased [(1,411,803) and (2,134,387) shares, respectively]	(20,115,495)	(29,307,628)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,982,715)	13,055,664

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,461,475	101,983,765
NET ASSETS:
Beginning of period	347,189,656	245,205,891

End of period	$352,651,131	$347,189,656

See Notes to Financial Statements.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$15.02		$11.06		$12.14

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04	)##	(0.05)		—	#
Net realized and unrealized gain (loss)	0.48		4.06		(1.08)

Total from investment operations	0.44		4.01		(1.08)

Less distributions:
Dividends from net investment income	—		—	#	—	#
Distributions from net realized gains	—		(0.05)		—

Total dividends and distributions	—		(0.05)		—	#

Net asset value, end of period	$15.46		$15.02		$11.06

Total return (b)	2.93%		36.33%		(8.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$352,651		$347,190		$245,206
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.10	%(j)
Before waivers (a)(f)	1.24%		1.25%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.53	)%(aa)	(0.33)%		(0.11	)%(l)
Before waivers (a)(f)	(0.67	)%(aa)	(0.48)%		(0.32	)%(l)
Portfolio turnover rate^	20	%(z)	113	%(h)	7	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05) for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

1152

EQ/MFS TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	57.8%
Communication Services	15.2
Consumer Discretionary	14.3
Industrials	4.7
Health Care	2.3
Investment Company	2.0
Real Estate	1.3
Financials	1.2
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,177.50	$6.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.21	5.71

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.2%)
Entertainment (4.4%)
Activision Blizzard, Inc.	101,308	$7,689,277
Electronic Arts, Inc.*	58,910	7,779,066
NetEase, Inc. (ADR)	10,095	4,334,591
Take-Two Interactive Software, Inc.*	23,181	3,235,372

		23,038,306

Interactive Media & Services (10.0%)
Alphabet, Inc., Class A*	17,913	25,401,529
Facebook, Inc., Class A*	91,096	20,685,169
Tencent Holdings Ltd.	101,900	6,545,425

		52,632,123

Media (0.8%)
Charter Communications, Inc., Class A*	8,434	4,301,678

Total Communication Services		79,972,107

Consumer Discretionary (14.3%)
Internet & Direct Marketing Retail (14.3%)
Alibaba Group Holding Ltd. (ADR)*	23,409	5,049,321
Amazon.com, Inc.*	23,364	64,457,071
Chewy, Inc., Class A*	88,076	3,936,116
MercadoLibre, Inc.*	2,213	2,181,509

Total Consumer Discretionary		75,624,017

Financials (1.2%)
Capital Markets (1.2%)
Nasdaq, Inc.	29,990	3,582,905
Tradeweb Markets, Inc., Class A	51,057	2,968,454

Total Financials		6,551,359

Health Care (2.3%)
Health Care Providers & Services (0.5%)
Guardant Health, Inc.*	32,784	2,659,766

Health Care Technology (0.6%)
Livongo Health, Inc.*	42,078	3,163,845

Life Sciences Tools & Services (1.2%)
Bio-Techne Corp.	11,500	3,036,805
Illumina, Inc.*	8,232	3,048,721

		6,085,526

Total Health Care		11,909,137

Industrials (4.7%)
Aerospace & Defense (1.0%)
L3Harris Technologies, Inc.	14,773	2,506,535
PAE, Inc.*	260,704	2,492,330

		4,998,865

Professional Services (3.7%)
Clarivate plc*	155,548	3,473,387
Equifax, Inc.	19,399	3,334,300
IHS Markit Ltd.	44,704	3,375,152
TransUnion	37,907	3,299,425
Verisk Analytics, Inc.	18,330	3,119,766
Wolters Kluwer NV	39,466	3,078,757

		19,680,787

Total Industrials		24,679,652

Information Technology (57.8%)
IT Services (20.7%)
Black Knight, Inc.*	51,408	3,730,165
CACI International, Inc., Class A*	9,338	2,025,225
Endava plc (ADR)*	84,188	4,066,280
EPAM Systems, Inc.*	16,752	4,221,672
Fidelity National Information Services, Inc.	77,453	10,385,673
Fiserv, Inc.*	113,331	11,063,372
Global Payments, Inc.	48,236	8,181,790
Mastercard, Inc., Class A	67,610	19,992,277
Okta, Inc.*	6,914	1,384,390
PayPal Holdings, Inc.*	84,199	14,669,992
Shopify, Inc., Class A*	1,347	1,278,572
Square, Inc., Class A*	21,974	2,305,952
Visa, Inc., Class A	114,591	22,135,544
Wix.com Ltd.*	13,470	3,451,283

		108,892,187

Semiconductors & Semiconductor Equipment (7.3%)
Applied Materials, Inc.	52,466	3,171,570
ASML Holding NV (Registered) (NYRS)	3,618	1,331,532
KLA Corp.	26,540	5,161,499
Lam Research Corp.	20,508	6,633,518
Marvell Technology Group Ltd.	132,803	4,656,073
Microchip Technology, Inc.	5,438	572,676
NVIDIA Corp.	29,732	11,295,484
Silicon Laboratories, Inc.*	9,588	961,389
Skyworks Solutions, Inc.	35,642	4,557,186

		38,340,927

Software (26.5%)
Adobe, Inc.*	49,064	21,358,050
Atlassian Corp. plc, Class A*	11,640	2,098,343
Autodesk, Inc.*	17,464	4,177,214
Constellation Software, Inc.	4,309	4,865,368
Coupa Software, Inc.*	4,359	1,207,617
Descartes Systems Group, Inc. (The)*	58,859	3,107,266
DocuSign, Inc.*	31,485	5,422,032
Everbridge, Inc.*	8,863	1,226,285
HubSpot, Inc.*	18,989	4,260,182
Microsoft Corp.	260,512	53,016,797
OneConnect Financial Technology Co. Ltd. (ADR)*	92,777	1,694,108
Q2 Holdings, Inc.*	30,484	2,615,222
Rakus Co. Ltd.	165,000	2,926,416
RingCentral, Inc., Class A*	24,670	7,031,197
salesforce.com, Inc.*	64,763	12,132,053
ServiceNow, Inc.*	23,700	9,599,922
Zendesk, Inc.*	31,792	2,814,546

		139,552,618

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	48,459	17,677,843

Total Information Technology		304,463,575

See Notes to Financial Statements.

1154

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
CoreSite Realty Corp. (REIT)	27,173	$3,289,563
QTS Realty Trust, Inc. (REIT), Class A	57,849	3,707,543

Total Real Estate		6,997,106

Total Common Stocks (96.8%) (Cost $364,839,670)		510,196,953

SHORT-TERM INVESTMENT:
Investment Company (2.0%)
JPMorgan Prime Money Market Fund, IM Shares	10,384,968	10,394,314

Total Short-Term Investment (2.0%) (Cost $10,389,602)		10,394,314

Total Investments in Securities (98.8%) (Cost $375,229,272)		520,591,267
Other Assets Less Liabilities (1.2%)		6,153,139

Net Assets (100%)		$526,744,406

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$73,426,682	$6,545,425	$—	$79,972,107
Consumer Discretionary	75,624,017	—	—	75,624,017
Financials	6,551,359	—	—	6,551,359
Health Care	11,909,137	—	—	11,909,137
Industrials	21,600,895	3,078,757	—	24,679,652
Information Technology	301,537,159	2,926,416	—	304,463,575
Real Estate	6,997,106	—	—	6,997,106
Short-Term Investment
Investment Company	10,394,314	—	—	10,394,314

Total Assets	$508,040,669	$12,550,598	$—	$520,591,267

Total Liabilities	$—	$—	$—	$—

Total	$508,040,669	$12,550,598	$—	$520,591,267

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,767,862
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$76,498,344

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,595,746
Aggregate gross unrealized depreciation	(342,134)

Net unrealized appreciation	$145,253,612

Federal income tax cost of investments in securities and derivative instruments, if applicable	$375,337,655

See Notes to Financial Statements.

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EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $375,229,272)	$520,591,267
Cash	6,264,668
Foreign cash (Cost $1,908)	1,901
Receivable for securities sold	565,391
Receivable for Portfolio shares sold	411,480
Dividends, interest and other receivables	91,842
Other assets	7,630

Total assets	527,934,179

LIABILITIES
Payable for securities purchased	512,361
Investment management fees payable	293,147
Payable for Portfolio shares redeemed	179,299
Distribution fees payable – Class IB	104,834
Administrative fees payable	40,602
Accrued expenses	59,530

Total liabilities	1,189,773

NET ASSETS	$526,744,406

Net assets were comprised of:
Paid in capital	$382,688,191
Total distributable earnings (loss)	144,056,215

Net assets	$526,744,406

Class IB
Net asset value, offering and redemption price per share, $526,744,406 / 20,007,925 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.33

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,789 foreign withholding tax)	$655,229
Interest	20,296

Total income	675,525

EXPENSES
Investment management fees	1,149,328
Distribution fees – Class IB	383,109
Administrative fees	146,652
Professional fees	31,342
Printing and mailing expenses	19,027
Custodian fees	13,170
Trustees’ fees	4,328
Miscellaneous	3,245

Gross expenses	1,750,201
Less: Waiver from investment manager	(222)

Net expenses	1,749,979

NET INVESTMENT INCOME (LOSS)	(1,074,454)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,890,850
Foreign currency transactions	1,903

Net realized gain (loss)	3,892,753

Change in unrealized appreciation (depreciation) on:
Investments in securities	53,190,890
Foreign currency translations	(40)

Net change in unrealized appreciation (depreciation)	53,190,850

NET REALIZED AND UNREALIZED GAIN (LOSS)	57,083,603

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,009,149

See Notes to Financial Statements.

1157

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,074,454)	$(1,579,390)
Net realized gain (loss)	3,892,753	(2,481,697)
Net change in unrealized appreciation (depreciation)	53,190,850	72,712,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,009,149	68,651,180

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,671,997 and 1,987,607 shares, respectively]	38,897,588	40,164,665
Capital shares issued in connection with merger (Note 8) [7,349,036 and 0 shares, respectively]	186,754,391	—
Capital shares repurchased [(1,005,899) and (1,429,419) shares, respectively]	(23,037,745)	(28,948,157)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	202,614,234	11,216,508

TOTAL INCREASE (DECREASE) IN NET ASSETS	258,623,383	79,867,688
NET ASSETS:
Beginning of period	268,121,023	188,253,335

End of period	$526,744,406	$268,121,023

See Notes to Financial Statements.

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EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$22.36		$16.46		$18.36

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08)		(0.13)		(0.02)
Net realized and unrealized gain (loss)	4.05		6.03		(1.88)

Total from investment operations	3.97		5.90		(1.90)

Net asset value, end of period	$26.33		$22.36		$16.46

Total return (b)	17.75%		35.84%		(10.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$526,744		$268,121		$188,253
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.14	%(j)	1.14	%(j)
Before waivers (a)(f)	1.14%		1.16%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.70)%		(0.67)%		(0.49	)%(l)
Before waivers (a)(f)	(0.70)%		(0.69)%		(0.56	)%(l)
Portfolio turnover rate^	25	%(z)	29%		5	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1159

EQ/MFS UTILITIES SERIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Utilities	80.8%
Communication Services	12.3
Energy	5.2
Real Estate	1.1
Investment Company	0.1
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$901.87	$4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class K
Actual	1,000.00	903.05	3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.3%)
Diversified Telecommunication Services (4.5%)
Cellnex Telecom SA (m)	45,977	$2,798,299
Hellenic Telecommunications Organization SA	85,253	1,161,243
NOS SGPS SA*	321,609	1,401,909
Telesites SAB de CV*	986,377	624,411
TELUS Corp.	132,535	2,222,910

		8,208,772

Media (2.9%)
Charter Communications, Inc., Class A*	6,782	3,459,092
Comcast Corp., Class A	47,143	1,837,634

		5,296,726

Wireless Telecommunication Services (4.9%)
Advanced Info Service PCL	264,800	1,585,480
KDDI Corp.	60,200	1,804,968
Mobile TeleSystems PJSC (ADR)	93,827	862,270
Rogers Communications, Inc., Class B	45,676	1,835,317
Tele2 AB, Class B	67,088	888,576
T-Mobile US, Inc.*	18,989	1,977,704

		8,954,315

Total Communication Services		22,459,813

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Cheniere Energy, Inc.*	54,501	2,633,488
Equitrans Midstream Corp.	97,778	812,536

Total Energy		3,446,024

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	7,627	1,971,885

Total Real Estate		1,971,885

Utilities (77.9%)
Electric Utilities (45.5%)
ALLETE, Inc.	19,142	1,045,345
Alliant Energy Corp.	41,399	1,980,528
American Electric Power Co., Inc.	57,935	4,613,943
CLP Holdings Ltd.	117,000	1,145,752
Duke Energy Corp.	81,636	6,521,900
Edison International	89,871	4,880,894
EDP - Energias de Portugal SA	521,616	2,487,645
Emera, Inc.	53,018	2,086,197
Enel SpA	695,658	5,993,215
Entergy Corp.	59,243	5,557,586
Equatorial Energia SA*	182,100	781,227
Evergy, Inc.	58,706	3,480,679
Exelon Corp.	228,286	8,284,499
FirstEnergy Corp.	123,881	4,804,105
Iberdrola SA	397,004	4,598,242
Neoenergia SA*	144,300	510,533
NextEra Energy, Inc.	53,344	12,811,629
PG&E Corp.*	433,015	3,840,843
Pinnacle West Capital Corp.	21,824	1,599,481
Southern Co. (The)	52,571	2,725,806
SSE plc	185,002	3,123,568

		82,873,617

Gas Utilities (2.5%)
AltaGas Ltd.	194,638	2,243,728
Atmos Energy Corp.	3,789	377,309
China Resources Gas Group Ltd.	202,000	983,000
UGI Corp.	29,834	948,721

		4,552,758

Independent Power and Renewable Electricity Producers (9.9%)
AES Corp. (The)	172,946	2,505,987
EDP Renovaveis SA	730,712	10,088,355
NextEra Energy Partners LP	18,625	955,090
Vistra Energy Corp.	240,767	4,483,082

		18,032,514

Multi-Utilities (20.0%)
CenterPoint Energy, Inc.	155,178	2,897,173
Dominion Energy, Inc.	135,008	10,959,949
DTE Energy Co.	41,628	4,475,010
E.ON SE	8,836	99,341
National Grid plc	299,508	3,667,540
NiSource, Inc.	101,350	2,304,699
Public Service Enterprise Group, Inc.	98,342	4,834,493
RWE AG	70,054	2,450,759
Sempra Energy	41,219	4,832,103

		36,521,067

Total Utilities		141,979,956

Total Common Stocks (93.2%) (Cost $158,434,415)		169,857,678

CONVERTIBLE PREFERRED STOCKS:
Utilities (2.9%)
Electric Utilities (0.2%)
NextEra Energy, Inc. 5.279%	10,600	449,970

Multi-Utilities (2.7%)
CenterPoint Energy, Inc. 7.000%	73,051	2,597,694
DTE Energy Co. 6.250%	10,550	446,476
Sempra Energy 6.750%	19,260	1,887,390

		4,931,560

Total Convertible Preferred Stocks (2.9%) (Cost $5,393,721)		5,381,530

MASTER LIMITED PARTNERSHIPS:
Energy (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Enterprise Products Partners LP	205,762	3,738,695
Magellan Midstream Partners LP	19,774	853,644
Plains All American Pipeline LP	157,964	1,396,402

Total Master Limited Partnerships (3.3%) (Cost $9,533,643)		5,988,741

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	229,638	$229,845

Total Short-Term Investment (0.1%) (Cost $229,845)		229,845

Total Investments in Securities (99.5%) (Cost $173,591,624)		181,457,794
Other Assets Less Liabilities (0.5%)		829,567

Net Assets (100%)		$182,287,361

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $2,798,299 or 1.5% of net assets.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Brazil	0.7%
Canada	4.6
China	0.5
Germany	1.4
Greece	0.6
Hong Kong	0.6
Italy	3.3
Japan	1.0
Mexico	0.4
Portugal	2.1
Russia	0.5
Spain	9.6
Sweden	0.5
Thailand	0.9
United Kingdom	3.7
United States	69.1
Cash and Other	0.5

100.0%

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	70,330	USD	51,440	Brown Brothers Harriman & Co.	7/17/2020	367
CAD	168,078	USD	123,032	Merrill Lynch International	7/17/2020	779
CAD	120,001	USD	88,086	Morgan Stanley	7/17/2020	310
CAD	102,376	USD	75,194	State Street Bank & Trust	7/17/2020	220
EUR	32,348	USD	35,165	BNP Paribas	7/17/2020	1,189
EUR	993,492	USD	1,110,783	Brown Brothers Harriman & Co.	7/17/2020	5,778
EUR	19,331	USD	21,112	Citibank NA	7/17/2020	614
EUR	195,970	USD	216,235	Merrill Lynch International	7/17/2020	4,011
EUR	167,055	USD	185,471	State Street Bank & Trust	7/17/2020	2,278
SEK	220,190	USD	22,333	State Street Bank & Trust	7/17/2020	1,301
USD	337,746	GBP	272,000	State Street Bank & Trust	7/17/2020	677
EUR	129,630	USD	140,466	Citibank NA	7/31/2020	5,271

Total unrealized appreciation						22,795

EUR	35,813	USD	40,686	Merrill Lynch International	7/10/2020	(443)
CAD	200,574	USD	149,873	Brown Brothers Harriman & Co.	7/17/2020	(2,124)
CAD	20,119	USD	14,827	Merrill Lynch International	7/17/2020	(7)
CAD	169,103	USD	125,917	State Street Bank & Trust	7/17/2020	(1,351)
CAD	1,184	USD	878	UBS AG	7/17/2020	(6)
EUR	42,145	USD	47,402	Brown Brothers Harriman & Co.	7/17/2020	(36)
EUR	21,513	USD	24,344	Citibank NA	7/17/2020	(165)
EUR	279,804	USD	315,793	Merrill Lynch International	7/17/2020	(1,327)
EUR	34,097	USD	38,722	Morgan Stanley	7/17/2020	(401)
GBP	2,210	USD	2,783	BNP Paribas	7/17/2020	(45)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	94,906	USD	117,851	Merrill Lynch International	7/17/2020	(241)
SEK	4,031,221	USD	435,314	Citibank NA	7/17/2020	(2,616)
USD	5,726,015	CAD	8,065,002	State Street Bank & Trust	7/17/2020	(214,885)
USD	2,011,866	EUR	1,832,000	BNP Paribas	7/17/2020	(47,075)
USD	17,719,564	EUR	16,362,316	State Street Bank & Trust	7/17/2020	(669,646)
USD	117,543	GBP	95,923	Citibank NA	7/17/2020	(1,327)
USD	3,934,325	GBP	3,244,522	State Street Bank & Trust	7/17/2020	(86,361)
USD	993,215	SEK	9,798,961	Merrill Lynch International	7/17/2020	(58,573)
USD	54,561	CAD	76,933	Citibank NA	7/31/2020	(2,112)

Total unrealized depreciation						(1,088,741)

Net unrealized depreciation						(1,065,946)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,819,338	$9,640,475	$—	$22,459,813
Energy	3,446,024	—	—	3,446,024
Real Estate	1,971,885	—	—	1,971,885
Utilities	107,342,539	34,637,417	—	141,979,956
Convertible Preferred Stocks
Utilities	5,381,530	—	—	5,381,530
Forward Currency Contracts	—	22,795	—	22,795
Master Limited Partnerships
Energy	5,988,741	—	—	5,988,741
Short-Term Investment
Investment Company	229,845	—	—	229,845

Total Assets	$137,179,902	$44,300,687	$—	$181,480,589

Liabilities:
Forward Currency Contracts	$—	$(1,088,741)	$—	$(1,088,741)

Total Liabilities	$—	$(1,088,741)	$—	$(1,088,741)

Total	$137,179,902	$43,211,946	$—	$180,391,848

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$22,795

Total		$22,795

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,088,741)

Total		$(1,088,741)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,817,330	$1,817,330

Total	$1,817,330	$1,817,330

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(599,697)	$(599,697)

Total	$(599,697)	$(599,697)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $42,506,000 during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$1,189	$(1,189)	$—	$—
Brown Brothers Harriman & Co.	6,145	(2,160)	—	3,985
Citibank NA	5,885	(5,885)	—	—
Merrill Lynch International	4,790	(4,790)	—	—
Morgan Stanley	310	(310)	—	—
State Street Bank & Trust	4,476	(4,476)	—	—

Total	$22,795	$(18,810)	$—	$3,985

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$47,120	$(1,189)	$—	$45,931
Brown Brothers Harriman & Co.	2,160	(2,160)	—	—
Citibank NA	6,220	(5,885)	—	335
Merrill Lynch International	60,591	(4,790)	—	55,801
Morgan Stanley	401	(310)	—	91
State Street Bank & Trust	972,243	(4,476)	—	967,767
UBS AG	6	—	—	6

Total	$1,088,741	$(18,810)	$—	$1,069,931

(a) For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$44,284,164
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$42,653,421

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,135,995
Aggregate gross unrealized depreciation	(14,172,966)

Net unrealized appreciation	$7,963,029

Federal income tax cost of investments in securities and derivative instruments, if applicable	$172,428,819

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $173,591,624)	$181,457,794
Cash	5,200,000
Receivable for securities sold	845,669
Dividends, interest and other receivables	297,078
Receivable for Portfolio shares sold	50,347
Unrealized appreciation on forward foreign currency contracts	22,795
Other assets	2,686

Total assets	187,876,369

LIABILITIES
Foreign currency overdraft payable	239,757
Payable for securities purchased	4,036,973
Unrealized depreciation on forward foreign currency contracts	1,088,741
Investment management fees payable	91,433
Distribution fees payable – Class IB	38,170
Payable for Portfolio shares redeemed	34,439
Administrative fees payable	14,787
Accrued expenses	44,708

Total liabilities	5,589,008

NET ASSETS	$182,287,361

Net assets were comprised of:
Paid in capital	$173,791,409
Total distributable earnings (loss)	8,495,952

Net assets	$182,287,361

Class IB
Net asset value, offering and redemption price per share, $182,239,246 / 5,814,267 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.34

Class K
Net asset value, offering and redemption price per share, $48,115 / 1,506 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $140,110 foreign withholding tax)	$3,173,427
Interest	12,180

Total income	3,185,607

EXPENSES
Investment management fees	687,566
Distribution fees – Class IB	235,406
Administrative fees	89,953
Professional fees	29,947
Custodian fees	27,431
Printing and mailing expenses	15,751
Trustees’ fees	3,055
Miscellaneous	7,206

Gross expenses	1,096,315
Less: Waiver from investment manager	(108,023)

Net expenses	988,292

NET INVESTMENT INCOME (LOSS)	2,197,315

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,548,067)
Forward foreign currency contracts	1,817,330
Foreign currency transactions	(2,341)

Net realized gain (loss)	(733,078)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(21,373,940)
Forward foreign currency contracts	(599,697)
Foreign currency translations	(5,839)

Net change in unrealized appreciation (depreciation)	(21,979,476)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(22,712,554)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,515,239)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,197,315	$3,821,763
Net realized gain (loss)	(733,078)	2,319,017
Net change in unrealized appreciation (depreciation)	(21,979,476)	35,159,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,515,239)	41,300,145

Distributions to shareholders:
Class IB	—	(5,811,412)
Class K	—	(1,580)

Total distributions to shareholders	—	(5,812,992)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [348,010 and 553,361 shares, respectively]	11,426,863	18,232,133
Capital shares issued in reinvestment of dividends and distributions [0 and 171,870 shares, respectively]	—	5,811,412
Capital shares repurchased [(470,610) and (681,100) shares, respectively]	(14,974,770)	(22,348,887)

Total Class IB transactions	(3,547,907)	1,694,658

Class K
Capital shares sold [19 and 40 shares, respectively]	598	1,416
Capital shares issued in reinvestment of dividends and distributions [0 and 46 shares, respectively]	—	1,580
Capital shares repurchased [(24) and (50) shares, respectively]	(771)	(1,683)

Total Class K transactions	(173)	1,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,548,080)	1,695,971

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,063,319)	37,183,124
NET ASSETS:
Beginning of period	206,350,680	169,167,556

End of period	$182,287,361	$206,350,680

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$34.75		$28.70		$29.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37		0.66		0.12
Net realized and unrealized gain (loss)	(3.78)		6.40		(1.11)

Total from investment operations	(3.41)		7.06		(0.99)

Less distributions:
Dividends from net investment income	—		(0.81)		(0.15)
Distributions from net realized gains	—		(0.20)		—

Total dividends and distributions	—		(1.01)		(0.15)

Net asset value, end of period	$31.34		$34.75		$28.70

Total return (b)	(9.81)%		24.69%		(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$182,239		$206,297		$169,124
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.05	%(j)	1.05	%(j)
Before waivers (a)(f)	1.16%		1.18%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.33%		1.99%		2.11	%(l)
Before waivers (a)(f)	2.22%		1.86%		1.97	%(l)
Portfolio turnover rate^	23	%(z)	30%		10	%(z)

Class K	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$35.38		$29.20		$30.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.42		0.75		0.14
Net realized and unrealized gain (loss)	(3.85)		6.52		(1.14)

Total from investment operations	(3.43)		7.27		(1.00)

Less distributions:
Dividends from net investment income	—		(0.89)		(0.16)
Distributions from net realized gains	—		(0.20)		—

Total dividends and distributions	—		(1.09)		(0.16)

Net asset value, end of period	$31.95		$35.38		$29.20

Total return (b)	(9.69)%		25.01%		(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48		$53		$43
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(j)	0.80	%(j)	0.80	%(j)
Before waivers (a)(f)	0.92%		0.93%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.58%		2.24%		2.36	%(l)
Before waivers (a)(f)	2.47%		2.11%		2.23	%(l)
Portfolio turnover rate^	23	%(z)	30%		10	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1168

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	16.1%
Industrials	15.8
Financials	14.9
Consumer Discretionary	14.3
Health Care	11.1
Real Estate	9.8
Materials	5.9
Utilities	4.1
Consumer Staples	3.7
Communication Services	1.9
Energy	1.4
Repurchase Agreements	0.7
Investment Company	0.1
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$869.21	$3.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.30	3.60
Class IB
Actual	1,000.00	868.84	3.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.30	3.60
Class K
Actual	1,000.00	869.89	2.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.54	2.35

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1169

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Entertainment (0.2%)
Cinemark Holdings, Inc.	117,387	$1,355,820
World Wrestling Entertainment, Inc., Class A	50,809	2,207,651

		3,563,471

Interactive Media & Services (0.2%)
TripAdvisor, Inc.	110,529	2,101,156
Yelp, Inc.*	71,766	1,659,948

		3,761,104

Media (1.3%)
AMC Networks, Inc., Class A*	44,490	1,040,621
Cable One, Inc.	5,772	10,244,434
John Wiley & Sons, Inc., Class A	47,915	1,868,685
New York Times Co. (The), Class A	158,297	6,653,223
TEGNA, Inc.	239,730	2,670,592

		22,477,555

Wireless Telecommunication Services (0.2%)
Telephone and Data Systems, Inc.	107,085	2,128,850

Total Communication Services		31,930,980

Consumer Discretionary (14.3%)
Auto Components (1.3%)
Adient plc*	95,700	1,571,394
Dana, Inc.	158,400	1,930,896
Delphi Technologies plc*	94,700	1,345,687
Gentex Corp.	268,617	6,922,260
Goodyear Tire & Rubber Co. (The)	255,198	2,282,746
Lear Corp.	59,800	6,519,396
Visteon Corp.*	30,500	2,089,250

		22,661,629

Automobiles (0.6%)
Harley-Davidson, Inc.	168,000	3,993,360
Thor Industries, Inc.	60,530	6,448,261

		10,441,621

Distributors (0.7%)
Pool Corp.	43,852	11,922,043

Diversified Consumer Services (1.2%)
Adtalem Global Education, Inc.*	56,815	1,769,787
Graham Holdings Co., Class B	4,700	1,610,549
Grand Canyon Education, Inc.*	51,900	4,698,507
Service Corp. International	195,387	7,598,601
Strategic Education, Inc.	24,400	3,749,060
WW International, Inc.*	51,100	1,296,918

		20,723,422

Hotels, Restaurants & Leisure (3.4%)
Boyd Gaming Corp.	87,800	1,835,020
Caesars Entertainment Corp.*	611,802	7,421,158
Choice Hotels International, Inc.	34,626	2,731,991
Churchill Downs, Inc.	38,519	5,128,805
Cracker Barrel Old Country Store, Inc.	26,000	2,883,660
Dunkin’ Brands Group, Inc.	90,046	5,873,701
Eldorado Resorts, Inc. (x)*	92,216	3,694,173
Jack in the Box, Inc.	24,813	1,838,395
Marriott Vacations Worldwide Corp.	40,100	3,296,621
Papa John’s International, Inc.	24,441	1,940,860
Penn National Gaming, Inc.*	141,600	4,324,464
Scientific Games Corp., Class A*	60,100	929,146
Six Flags Entertainment Corp.	86,381	1,659,379
Texas Roadhouse, Inc.	71,400	3,753,498
Wendy’s Co. (The)	195,371	4,255,180
Wyndham Destinations, Inc.	93,300	2,629,194
Wyndham Hotels & Resorts, Inc.	102,100	4,351,502

		58,546,747

Household Durables (1.4%)
Helen of Troy Ltd.*	27,700	5,223,112
KB Home	95,370	2,925,952
Taylor Morrison Home Corp., Class A*	142,104	2,741,186
Tempur Sealy International, Inc.*	47,510	3,418,344
Toll Brothers, Inc.	126,753	4,130,880
TopBuild Corp.*	36,906	4,198,796
TRI Pointe Group, Inc.*	142,800	2,097,732

		24,736,002

Internet & Direct Marketing Retail (1.2%)
Etsy, Inc.*	130,200	13,831,146
Grubhub, Inc.*	100,893	7,092,778

		20,923,924

Leisure Products (0.9%)
Brunswick Corp.	86,735	5,551,907
Mattel, Inc. (x)*	380,518	3,679,609
Polaris, Inc.	63,210	5,850,086

		15,081,602

Multiline Retail (0.4%)
Nordstrom, Inc. (x)	118,800	1,840,212
Ollie’s Bargain Outlet Holdings, Inc.*	62,000	6,054,300

		7,894,512

Specialty Retail (2.2%)
Aaron’s, Inc.	74,086	3,363,505
American Eagle Outfitters, Inc.	170,627	1,859,834
AutoNation, Inc.*	63,100	2,371,298
Dick’s Sporting Goods, Inc.	71,386	2,945,386
Five Below, Inc.*	61,200	6,542,892
Foot Locker, Inc.	114,205	3,330,218
Murphy USA, Inc.*	30,100	3,388,959
RH*	18,238	4,539,438
Sally Beauty Holdings, Inc.*	123,800	1,551,214
Urban Outfitters, Inc.*	77,200	1,174,984
Williams-Sonoma, Inc.	85,341	6,998,816

		38,066,544

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	47,820	3,859,074
Columbia Sportswear Co.	31,200	2,514,096
Deckers Outdoor Corp.*	30,713	6,031,726
Skechers USA, Inc., Class A*	149,300	4,685,034

		17,089,930

Total Consumer Discretionary		248,087,976

See Notes to Financial Statements.

1170

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (3.7%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	10,654	$5,717,469

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club Holdings, Inc.*	135,233	5,040,134
Casey’s General Stores, Inc.	40,406	6,041,505
Grocery Outlet Holding Corp.*	70,489	2,875,951
Sprouts Farmers Market, Inc.*	129,200	3,306,228

		17,263,818

Food Products (2.0%)
Darling Ingredients, Inc.*	179,885	4,428,769
Flowers Foods, Inc.	211,196	4,722,343
Hain Celestial Group, Inc. (The)*	86,064	2,711,877
Ingredion, Inc.	73,509	6,101,247
Lancaster Colony Corp.	21,788	3,376,922
Pilgrim’s Pride Corp.*	56,800	959,352
Post Holdings, Inc.*	70,254	6,155,655
Sanderson Farms, Inc.	21,700	2,514,813
Tootsie Roll Industries, Inc. (x)	18,681	640,198
TreeHouse Foods, Inc.*	61,900	2,711,220

		34,322,396

Household Products (0.2%)
Energizer Holdings, Inc.	69,788	3,314,232

Personal Products (0.2%)
Edgewell Personal Care Co.*	59,588	1,856,762
Nu Skin Enterprises, Inc., Class A	56,900	2,175,287

		4,032,049

Total Consumer Staples		64,649,964

Energy (1.4%)
Energy Equipment & Services (0.2%)
ChampionX Corp.*	203,694	1,988,053
Transocean Ltd. (x)*	633,690	1,159,653

		3,147,706

Oil, Gas & Consumable Fuels (1.2%)
Antero Midstream Corp.	308,400	1,572,840
Cimarex Energy Co.	111,972	3,078,110
CNX Resources Corp.*	205,200	1,774,980
EQT Corp.	280,300	3,335,570
Equitrans Midstream Corp. (x)	445,820	3,704,764
Murphy Oil Corp. (x)	160,200	2,210,760
PBF Energy, Inc., Class A	111,883	1,145,682
World Fuel Services Corp.	69,400	1,787,744
WPX Energy, Inc.*	447,900	2,857,602

		21,468,052

Total Energy		24,615,758

Financials (14.9%)
Banks (6.0%)
Associated Banc-Corp.	168,486	2,304,889
BancorpSouth Bank	106,589	2,423,834
Bank of Hawaii Corp.	43,878	2,694,548
Bank OZK	132,600	3,112,122
Cathay General Bancorp	82,847	2,178,876
CIT Group, Inc.	107,835	2,235,420
Commerce Bancshares, Inc.	110,120	6,548,836
Cullen/Frost Bankers, Inc.	62,446	4,665,341
East West Bancorp, Inc.	155,176	5,623,578
First Financial Bankshares, Inc. (x)	155,818	4,501,582
First Horizon National Corp.	342,100	3,407,316
FNB Corp.	354,360	2,657,700
Fulton Financial Corp.	177,437	1,868,412
Glacier Bancorp, Inc.	97,300	3,433,717
Hancock Whitney Corp.	94,554	2,004,545
Home BancShares, Inc.	168,400	2,589,992
International Bancshares Corp.	61,052	1,954,885
PacWest Bancorp	127,682	2,516,612
Pinnacle Financial Partners, Inc.	78,205	3,283,828
Prosperity Bancshares, Inc.	101,667	6,036,986
Signature Bank	58,800	6,286,896
Sterling Bancorp	213,300	2,499,876
Synovus Financial Corp.	161,542	3,316,457
TCF Financial Corp.	166,768	4,906,315
Texas Capital Bancshares, Inc.*	55,268	1,706,123
Trustmark Corp.	69,563	1,705,685
UMB Financial Corp.	46,457	2,394,858
Umpqua Holdings Corp.	241,500	2,569,560
United Bankshares, Inc.	139,431	3,856,661
Valley National Bancorp	429,684	3,360,129
Webster Financial Corp.	98,872	2,828,728
Wintrust Financial Corp.	63,070	2,751,113

		104,225,420

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	51,800	3,862,208
Eaton Vance Corp.	124,922	4,821,989
Evercore, Inc., Class A	44,400	2,616,048
FactSet Research Systems, Inc.	41,620	13,670,921
Federated Hermes, Inc., Class B	105,175	2,492,648
Interactive Brokers Group, Inc., Class A	84,164	3,515,530
Janus Henderson Group plc	168,349	3,562,265
Legg Mason, Inc.	91,700	4,562,075
SEI Investments Co.	136,252	7,491,135
Stifel Financial Corp.	75,100	3,561,993

		50,156,812

Consumer Finance (0.6%)
FirstCash, Inc.	45,400	3,063,592
LendingTree, Inc. (x)*	8,500	2,461,005
Navient Corp.	187,100	1,315,313
SLM Corp.	411,455	2,892,529

		9,732,439

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	247,723	3,852,093

Insurance (4.5%)
Alleghany Corp.	15,737	7,697,596
American Financial Group, Inc.	81,789	5,190,330
Brighthouse Financial, Inc.*	102,917	2,863,151
Brown & Brown, Inc.	257,982	10,515,346
CNO Financial Group, Inc.	157,484	2,452,026
First American Financial Corp.	122,224	5,869,196
Genworth Financial, Inc., Class A*	552,100	1,275,351
Hanover Insurance Group, Inc. (The)	41,714	4,226,880

See Notes to Financial Statements.

1171

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kemper Corp.	67,291	$4,879,943
Mercury General Corp.	29,736	1,211,742
Old Republic International Corp.	313,387	5,111,342
Primerica, Inc.	44,700	5,212,020
Reinsurance Group of America, Inc.	74,406	5,836,407
RenaissanceRe Holdings Ltd.	55,194	9,439,830
RLI Corp.	43,821	3,597,704
Selective Insurance Group, Inc.	65,500	3,454,470

		78,833,334

Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd.	121,279	4,398,789
New York Community Bancorp, Inc.	508,845	5,190,219
Washington Federal, Inc.	83,033	2,228,606

		11,817,614

Total Financials		258,617,712

Health Care (11.1%)
Biotechnology (1.2%)
Arrowhead Pharmaceuticals, Inc.*	111,600	4,820,004
Exelixis, Inc.*	336,400	7,986,136
Ligand Pharmaceuticals, Inc. (x)*	17,600	1,968,560
United Therapeutics Corp.*	48,258	5,839,218

		20,613,918

Health Care Equipment & Supplies (3.6%)
Avanos Medical, Inc.*	52,300	1,537,097
Cantel Medical Corp.	40,600	1,795,738
Globus Medical, Inc., Class A*	82,955	3,957,783
Haemonetics Corp.*	55,300	4,952,668
Hill-Rom Holdings, Inc.	73,009	8,014,928
ICU Medical, Inc.*	21,300	3,925,803
Integra LifeSciences Holdings Corp.*	77,200	3,627,628
LivaNova plc*	53,241	2,562,489
Masimo Corp.*	54,627	12,454,410
NuVasive, Inc.*	56,200	3,128,092
Penumbra, Inc.*	36,300	6,491,166
Quidel Corp.*	42,000	9,397,080

		61,844,882

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.*	97,500	2,449,200
Amedisys, Inc.*	35,498	7,047,773
Chemed Corp.	17,500	7,893,725
Encompass Health Corp.	109,000	6,750,370
HealthEquity, Inc.*	78,348	4,596,677
LHC Group, Inc.*	32,591	5,681,263
MEDNAX, Inc.*	93,660	1,601,586
Molina Healthcare, Inc.*	65,000	11,568,700
Patterson Cos., Inc.	94,500	2,079,000
Tenet Healthcare Corp.*	114,800	2,079,028

		51,747,322

Life Sciences Tools & Services (2.2%)
Bio-Techne Corp.	42,009	11,093,317
Charles River Laboratories International, Inc.*	54,350	9,475,922
PRA Health Sciences, Inc.*	69,800	6,790,842
Repligen Corp.*	51,700	6,390,637
Syneos Health, Inc.*	68,500	3,990,125

		37,740,843

Pharmaceuticals (1.1%)
Catalent, Inc.*	179,912	13,187,550
Nektar Therapeutics*	195,174	4,520,230
Prestige Consumer Healthcare, Inc.*	54,900	2,062,044

		19,769,824

Total Health Care		191,716,789

Industrials (15.8%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	65,667	6,443,903
Curtiss-Wright Corp.	45,700	4,080,096
Hexcel Corp.	91,500	4,137,630
Mercury Systems, Inc.*	60,940	4,793,540

		19,455,169

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.*	99,924	7,719,129

Airlines (0.2%)
JetBlue Airways Corp. (x)*	295,856	3,224,830

Building Products (1.4%)
Lennox International, Inc.	38,164	8,891,830
Owens Corning	118,300	6,596,408
Trex Co., Inc.*	63,498	8,259,185

		23,747,423

Commercial Services & Supplies (1.7%)
Brink’s Co. (The)	55,300	2,516,703
Clean Harbors, Inc.*	56,116	3,365,838
Deluxe Corp.	45,845	1,079,191
Healthcare Services Group, Inc.	81,600	1,995,936
Herman Miller, Inc.	64,466	1,522,042
HNI Corp.	46,748	1,429,086
KAR Auction Services, Inc.	141,700	1,949,792
MSA Safety, Inc.	39,177	4,483,416
Stericycle, Inc.*	100,228	5,610,764
Tetra Tech, Inc.	59,231	4,686,357

		28,639,125

Construction & Engineering (1.1%)
AECOM*	175,601	6,599,086
Dycom Industries, Inc.*	34,700	1,418,883
EMCOR Group, Inc.	60,100	3,975,014
Fluor Corp.	153,761	1,857,433
MasTec, Inc.*	63,900	2,867,193
Valmont Industries, Inc.	23,460	2,665,525

		19,383,134

Electrical Equipment (1.7%)
Acuity Brands, Inc.	43,500	4,164,690
EnerSys	46,600	3,000,108
Generac Holdings, Inc.*	68,755	8,383,297
Hubbell, Inc.	59,507	7,459,798
nVent Electric plc	171,400	3,210,322
Regal Beloit Corp.	44,429	3,879,540

		30,097,755

See Notes to Financial Statements.

1172

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	60,234	$7,208,203

Machinery (4.5%)
AGCO Corp.	68,098	3,776,715
Colfax Corp.*	92,100	2,569,590
Crane Co.	54,010	3,211,435
Donaldson Co., Inc.	138,299	6,433,669
Graco, Inc.	182,723	8,768,877
ITT, Inc.	94,597	5,556,628
Kennametal, Inc.	90,912	2,610,083
Lincoln Electric Holdings, Inc.	65,171	5,490,005
Middleby Corp. (The)*	61,000	4,815,340
Nordson Corp.	56,383	10,696,419
Oshkosh Corp.	74,621	5,344,356
Terex Corp.	69,852	1,311,122
Timken Co. (The)	74,075	3,369,672
Toro Co. (The)	117,600	7,801,584
Trinity Industries, Inc.	103,329	2,199,874
Woodward, Inc.	62,185	4,822,447

		78,777,816

Marine (0.2%)
Kirby Corp.*	65,877	3,528,372

Professional Services (1.2%)
ASGN, Inc.*	57,600	3,840,768
CoreLogic, Inc.	87,124	5,856,475
FTI Consulting, Inc.*	40,730	4,665,622
Insperity, Inc.	39,971	2,587,323
ManpowerGroup, Inc.	63,716	4,380,475

		21,330,663

Road & Rail (1.0%)
Avis Budget Group, Inc. (x)*	58,700	1,343,643
Knight-Swift Transportation Holdings, Inc.	134,116	5,593,978
Landstar System, Inc.	42,067	4,724,545
Ryder System, Inc.	58,900	2,209,339
Werner Enterprises, Inc.	62,823	2,734,685

		16,606,190

Trading Companies & Distributors (0.9%)
GATX Corp.	38,219	2,330,594
MSC Industrial Direct Co., Inc., Class A	49,854	3,629,870
Univar Solutions, Inc.*	151,900	2,561,034
Watsco, Inc.	35,923	6,383,517

		14,905,015

Total Industrials		274,622,824

Information Technology (16.1%)
Communications Equipment (1.3%)
Ciena Corp.*	168,483	9,125,039
InterDigital, Inc.	33,736	1,910,470
Lumentum Holdings, Inc.*	82,106	6,685,892
NetScout Systems, Inc.*	69,700	1,781,532
ViaSat, Inc.*	64,000	2,455,680

		21,958,613

Electronic Equipment, Instruments & Components (3.7%)
Arrow Electronics, Inc.*	86,240	5,923,826
Avnet, Inc.	108,278	3,019,332
Belden, Inc.	41,900	1,363,845
Cognex Corp.	188,291	11,244,738
Coherent, Inc.*	26,600	3,484,068
II-VI, Inc.*	96,028	4,534,442
Jabil, Inc.	150,400	4,824,832
Littelfuse, Inc.	26,689	4,553,944
National Instruments Corp.	128,929	4,990,842
SYNNEX Corp.	45,219	5,415,880
Trimble, Inc.*	273,986	11,833,455
Vishay Intertechnology, Inc.	145,320	2,219,036

		63,408,240

IT Services (2.2%)
Alliance Data Systems Corp.	46,500	2,098,080
CACI International, Inc., Class A*	27,564	5,978,080
KBR, Inc.	156,061	3,519,176
LiveRamp Holdings, Inc.*	71,664	3,043,570
MAXIMUS, Inc.	67,200	4,734,240
Perspecta, Inc.	149,700	3,477,531
Sabre Corp.	302,189	2,435,643
Science Applications International Corp.	54,198	4,210,101
WEX, Inc.*	47,787	7,885,333

		37,381,754

Semiconductors & Semiconductor Equipment (4.7%)
Cabot Microelectronics Corp.	31,915	4,453,419
Cirrus Logic, Inc.*	64,000	3,953,920
Cree, Inc.*	118,652	7,023,012
Enphase Energy, Inc.*	89,199	4,243,196
First Solar, Inc.*	83,600	4,138,200
MKS Instruments, Inc.	60,200	6,817,048
Monolithic Power Systems, Inc.	45,700	10,830,900
Semtech Corp.*	71,441	3,730,649
Silicon Laboratories, Inc.*	47,950	4,807,947
SolarEdge Technologies, Inc.*	54,481	7,560,873
Synaptics, Inc.*	37,300	2,242,476
Teradyne, Inc.	181,800	15,363,919
Universal Display Corp.	46,568	6,967,504

		82,133,063

Software (4.1%)
ACI Worldwide, Inc.*	127,113	3,430,780
Blackbaud, Inc.	54,400	3,105,152
CDK Global, Inc.	133,277	5,520,333
Ceridian HCM Holding, Inc.*	111,402	8,830,837
CommVault Systems, Inc.*	46,513	1,800,053
Fair Isaac Corp.*	31,877	13,325,861
J2 Global, Inc.*	49,700	3,141,537
LogMeIn, Inc.	53,500	4,535,195
Manhattan Associates, Inc.*	69,700	6,565,740
Paylocity Holding Corp.*	39,446	5,754,777
PTC, Inc.*	114,247	8,887,274
Qualys, Inc.*	36,800	3,827,936
Teradata Corp.*	118,975	2,474,680

		71,200,155

Technology Hardware, Storage & Peripherals (0.1%)
NCR Corp.*	140,130	2,427,052

Total Information Technology		278,508,877

See Notes to Financial Statements.

1173

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (5.9%)
Chemicals (2.6%)
Ashland Global Holdings, Inc.	66,307	$4,581,814
Cabot Corp.	61,845	2,291,357
Chemours Co. (The)	180,100	2,764,535
Ingevity Corp.*	45,200	2,376,164
Minerals Technologies, Inc.	37,389	1,754,666
NewMarket Corp.	7,954	3,185,418
Olin Corp.	173,082	1,988,712
PolyOne Corp.	100,185	2,627,853
RPM International, Inc.	142,032	10,660,922
Scotts Miracle-Gro Co. (The)	43,265	5,817,844
Sensient Technologies Corp.	46,402	2,420,328
Valvoline, Inc.	202,902	3,922,096

		44,391,709

Construction Materials (0.2%)
Eagle Materials, Inc.	45,654	3,205,824

Containers & Packaging (1.1%)
AptarGroup, Inc.	70,380	7,881,152
Greif, Inc., Class A	29,001	997,924
O-I Glass, Inc.	171,700	1,541,866
Silgan Holdings, Inc.	85,042	2,754,510
Sonoco Products Co.	110,012	5,752,528

		18,927,980

Metals & Mining (1.8%)
Allegheny Technologies, Inc.*	138,856	1,414,943
Carpenter Technology Corp.	52,373	1,271,616
Commercial Metals Co.	130,563	2,663,485
Compass Minerals International, Inc.	37,169	1,811,989
Reliance Steel & Aluminum Co.	69,831	6,629,057
Royal Gold, Inc.	71,905	8,939,230
Steel Dynamics, Inc.	230,694	6,018,806
United States Steel Corp. (x)	186,700	1,347,974
Worthington Industries, Inc.	40,210	1,499,833

		31,596,933

Paper & Forest Products (0.2%)
Domtar Corp.	60,530	1,277,788
Louisiana-Pacific Corp.	123,066	3,156,643

		4,434,431

Total Materials		102,556,877

Real Estate (9.8%)
Equity Real Estate Investment Trusts (REITs) (9.5%)
American Campus Communities, Inc. (REIT)	150,866	5,274,275
Brixmor Property Group, Inc. (REIT)	325,109	4,167,897
Camden Property Trust (REIT)	106,789	9,741,293
CoreCivic, Inc. (REIT)	131,231	1,228,322
CoreSite Realty Corp. (REIT)	44,200	5,350,852
Corporate Office Properties Trust (REIT)	123,002	3,116,871
Cousins Properties, Inc. (REIT)	162,852	4,857,875
CyrusOne, Inc. (REIT)	126,362	9,192,836
Douglas Emmett, Inc. (REIT)	180,800	5,543,328
EastGroup Properties, Inc. (REIT)	42,873	5,085,167
EPR Properties (REIT)	84,900	2,812,737
First Industrial Realty Trust, Inc. (REIT)	139,500	5,362,380
GEO Group, Inc. (The) (REIT)	133,115	1,574,750
Healthcare Realty Trust, Inc. (REIT)	147,955	4,333,602
Highwoods Properties, Inc. (REIT)	113,874	4,250,916
Hudson Pacific Properties, Inc. (REIT)	168,104	4,229,497
JBG SMITH Properties (REIT)	128,900	3,811,573
Kilroy Realty Corp. (REIT)	116,090	6,814,483
Lamar Advertising Co. (REIT), Class A	94,711	6,322,906
Life Storage, Inc. (REIT)	51,500	4,889,925
Macerich Co. (The) (REIT) (x)	126,880	1,138,114
Mack-Cali Realty Corp. (REIT)	99,348	1,519,031
Medical Properties Trust, Inc. (REIT)	579,558	10,895,690
National Retail Properties, Inc. (REIT)	188,562	6,690,180
Omega Healthcare Investors, Inc. (REIT)	248,908	7,400,035
Park Hotels & Resorts, Inc. (REIT)	258,447	2,556,041
Pebblebrook Hotel Trust (REIT)	143,399	1,958,830
Physicians Realty Trust (REIT)	222,185	3,892,681
PotlatchDeltic Corp. (REIT)	73,398	2,791,326
PS Business Parks, Inc. (REIT)	22,016	2,914,918
Rayonier, Inc. (REIT)	151,885	3,765,229
Sabra Health Care REIT, Inc. (REIT)	225,499	3,253,951
Service Properties Trust (REIT)	180,498	1,279,731
Spirit Realty Capital, Inc. (REIT)	112,828	3,933,184
STORE Capital Corp. (REIT)	244,035	5,810,473
Taubman Centers, Inc. (REIT)	67,523	2,549,669
Urban Edge Properties (REIT)	121,390	1,440,899
Weingarten Realty Investors (REIT)	132,057	2,499,839

		164,251,306

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	56,647	5,860,699

Total Real Estate		170,112,005

Utilities (4.1%)
Electric Utilities (1.3%)
ALLETE, Inc.	56,800	3,101,848
Hawaiian Electric Industries, Inc.	119,663	4,315,048
IDACORP, Inc.	55,309	4,832,347
OGE Energy Corp.	219,549	6,665,508
PNM Resources, Inc.	87,315	3,356,388

		22,271,139

Gas Utilities (1.5%)
National Fuel Gas Co.	99,070	4,154,005
New Jersey Resources Corp.	105,000	3,428,250
ONE Gas, Inc.	58,000	4,468,900
Southwest Gas Holdings, Inc.	60,400	4,170,620
Spire, Inc.	56,209	3,693,494
UGI Corp.	228,384	7,262,611

		27,177,880

Multi-Utilities (0.7%)
Black Hills Corp.	68,762	3,896,055
MDU Resources Group, Inc.	219,910	4,877,604
NorthWestern Corp.	55,400	3,020,408

		11,794,067

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.6%)
Essential Utilities, Inc.	244,589	$10,331,439

Total Utilities		71,574,525

Total Common Stocks (99.0%) (Cost $1,350,172,024)		1,716,994,287

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $510,000. (xx)	$500,000	500,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $700,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $777,843. (xx)	700,000	700,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $3,316,703, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $3,383,031. (xx)	3,316,697	3,316,697
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $300,002, collateralized by various Common Stocks; total market value $333,388. (xx)	300,000	300,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $4,000,062, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 7/14/20-2/15/50; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $2,000,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/9/20-8/15/48; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $222,244. (xx)	200,000	200,000

Total Repurchase Agreements		11,216,697

Total Short-Term Investments (0.8%) (Cost $13,216,697)		13,216,697

Total Investments in Securities (99.8%) (Cost $1,363,388,721)		1,730,210,984
Other Assets Less Liabilities (0.2%)		3,774,789

Net Assets (100%)		$1,733,985,773

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $19,727,203. This was collateralized by $6,924,988 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $13,216,697 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	51	9/2020	USD	9,073,410	175,884

					175,884

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,930,980	$—	$—	$31,930,980
Consumer Discretionary	248,087,976	—	—	248,087,976
Consumer Staples	64,649,964	—	—	64,649,964
Energy	24,615,758	—	—	24,615,758
Financials	258,617,712	—	—	258,617,712
Health Care	191,716,789	—	—	191,716,789
Industrials	274,622,824	—	—	274,622,824
Information Technology	278,508,877	—	—	278,508,877
Materials	102,556,877	—	—	102,556,877
Real Estate	170,112,005	—	—	170,112,005
Utilities	71,574,525	—	—	71,574,525
Futures	175,884	—	—	175,884
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	11,216,697	—	11,216,697

Total Assets	$1,719,170,171	$11,216,697	$—	$1,730,386,868

Total Liabilities	$—	$—	$—	$—

Total	$1,719,170,171	$11,216,697	$—	$1,730,386,868

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$175,884	*

Total		$175,884

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,310,887)	$(1,310,887)

Total	$(1,310,887)	$(1,310,887)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(122,306)	$(122,306)

Total	$(122,306)	$(122,306)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $14,532,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$156,502,769
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$164,650,873

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$590,458,240
Aggregate gross unrealized depreciation	(224,735,684)

Net unrealized appreciation	$365,722,556

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,364,664,312

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,352,172,024)	$1,718,994,287
Repurchase Agreements (Cost $11,216,697)	11,216,697
Cash	19,835,874
Dividends, interest and other receivables	1,769,216
Due from broker for futures variation margin	959,830
Receivable for Portfolio shares sold	171,395
Securities lending income receivable	18,738
Other assets	17,537

Total assets	1,752,983,574

LIABILITIES
Payable for return of collateral on securities loaned	13,216,697
Payable for securities purchased	4,124,098
Payable for Portfolio shares redeemed	593,323
Investment management fees payable	497,988
Distribution fees payable – Class IB	333,706
Administrative fees payable	139,232
Distribution fees payable – Class IA	21,233
Accrued expenses	71,524

Total liabilities	18,997,801

NET ASSETS	$1,733,985,773

Net assets were comprised of:
Paid in capital	$1,284,163,420
Total distributable earnings (loss)	449,822,353

Net assets	$1,733,985,773

Class IA
Net asset value, offering and redemption price per share, $102,290,319 / 8,017,898 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.76

Class IB
Net asset value, offering and redemption price per share, $1,609,962,601 / 128,548,346 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.52

Class K
Net asset value, offering and redemption price per share, $21,732,853 / 1,701,254 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.77

(x)	Includes value of securities on loan of $19,727,203.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,815 foreign withholding tax)	$15,710,258
Interest	80,661
Securities lending (net)	122,682

Total income	15,913,601

EXPENSES
Investment management fees	2,993,104
Distribution fees – Class IB	1,981,618
Administrative fees	817,248
Distribution fees – Class IA	129,065
Printing and mailing expenses	70,977
Professional fees	52,289
Custodian fees	40,921
Trustees’ fees	28,224
Miscellaneous	21,828

Gross expenses	6,135,274
Less: Voluntary waiver from investment manager	(31,822)

Net expenses	6,103,452

NET INVESTMENT INCOME (LOSS)	9,810,149

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	39,391,365
Futures contracts	(1,310,887)

Net realized gain (loss)	38,080,478

Change in unrealized appreciation (depreciation) on:
Investments in securities	(306,655,581)
Futures contracts	(122,306)

Net change in unrealized appreciation (depreciation)	(306,777,887)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(268,697,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(258,887,260)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,810,149	$18,098,816
Net realized gain (loss)	38,080,478	102,950,491
Net change in unrealized appreciation (depreciation)	(306,777,887)	299,884,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(258,887,260)	420,933,739

Distributions to shareholders:
Class IA	—	(5,994,680)
Class IB	—	(92,260,945)
Class K	—	(1,414,678)

Total distributions to shareholders	—	(99,670,303)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [314,577 and 603,646 shares, respectively]	3,869,954	8,581,763
Capital shares issued in reinvestment of dividends and distributions [0 and 415,845 shares, respectively]	—	5,994,680
Capital shares repurchased [(692,584) and (997,009) shares, respectively]	(8,484,059)	(14,186,188)

Total Class IA transactions	(4,614,105)	390,255

Class IB
Capital shares sold [5,256,947 and 6,306,279 shares, respectively]	61,438,129	87,654,573
Capital shares issued in reinvestment of dividends and distributions [0 and 6,518,717 shares, respectively]	—	92,260,945
Capital shares repurchased [(6,146,572) and (12,156,926) shares, respectively]	(77,244,817)	(169,620,777)

Total Class IB transactions	(15,806,688)	10,294,741

Class K
Capital shares sold [66,790 and 74,850 shares, respectively]	833,755	1,066,299
Capital shares issued in reinvestment of dividends and distributions [0 and 98,120 shares, respectively]	—	1,414,678
Capital shares repurchased [(250,483) and (346,343) shares, respectively]	(3,219,539)	(4,892,241)

Total Class K transactions	(2,385,784)	(2,411,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(22,806,577)	8,273,732

TOTAL INCREASE (DECREASE) IN NET ASSETS	(281,693,837)	329,537,168
NET ASSETS:
Beginning of period	2,015,679,610	1,686,142,442

End of period	$1,733,985,773	$2,015,679,610

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.68		$12.31	$15.35	$14.65	$12.97	$13.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.13	0.14	0.11	0.16	0.11
Net realized and unrealized gain (loss)	(1.99)		2.98	(1.86)	2.12	2.42	(0.49)

Total from investment operations	(1.92)		3.11	(1.72)	2.23	2.58	(0.38)

Less distributions:
Dividends from net investment income	—		(0.14)	(0.15)	(0.12)	(0.15)	(0.12)
Distributions from net realized gains	—		(0.60)	(1.17)	(1.41)	(0.75)	—

Total dividends and distributions	—		(0.74)	(1.32)	(1.53)	(0.90)	(0.12)

Net asset value, end of period	$12.76		$14.68	$12.31	$15.35	$14.65	$12.97

Total return (b)	(13.08)%		25.43%	(11.69)%	15.46%	19.89%	(2.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102,290		$123,215	$103,087	$119,960	$107,344	$78,134
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.72%		0.72%	0.72%	0.72%	0.72%	0.72%
Before waivers and reimbursements (a)(f)	0.72%		0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.14%		0.94%	0.93%	0.69%	1.14%	0.78%
Before waivers and reimbursements (a)(f)	1.14%		0.94%	0.93%	0.69%	1.14%	0.78%
Portfolio turnover rate^	9	%(z)	17%	18%	18%	20%	20%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.41		$12.10	$15.11	$14.44	$12.79	$13.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.13	0.14	0.11	0.15	0.11
Net realized and unrealized gain (loss)	(1.96)		2.92	(1.83)	2.09	2.40	(0.49)

Total from investment operations	(1.89)		3.05	(1.69)	2.20	2.55	(0.38)

Less distributions:
Dividends from net investment income	—		(0.14)	(0.15)	(0.12)	(0.15)	(0.12)
Distributions from net realized gains	—		(0.60)	(1.17)	(1.41)	(0.75)	—

Total dividends and distributions	—		(0.74)	(1.32)	(1.53)	(0.90)	(0.12)

Net asset value, end of period	$12.52		$14.41	$12.10	$15.11	$14.44	$12.79

Total return (b)	(13.12)%		25.37%	(11.68)%	15.47%	19.92%	(2.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,609,963		$1,864,800	$1,557,718	$1,862,819	$1,674,669	$1,443,070
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.72%		0.72%	0.72%	0.72%	0.72%	0.72%
Before waivers and reimbursements (a)(f)	0.72%		0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.14%		0.94%	0.93%	0.69%	1.13%	0.78%
Before waivers and reimbursements (a)(f)	1.14%		0.94%	0.93%	0.69%	1.13%	0.78%
Portfolio turnover rate^	9	%(z)	17%	18%	18%	20%	20%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.68		$12.31	$15.35	$14.65	$12.97	$13.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.17	0.18	0.14	0.19	0.14
Net realized and unrealized gain (loss)	(2.00)		2.97	(1.86)	2.13	2.43	(0.49)

Total from investment operations	(1.91)		3.14	(1.68)	2.27	2.62	(0.35)

Less distributions:
Dividends from net investment income	—		(0.17)	(0.19)	(0.16)	(0.19)	(0.15)
Distributions from net realized gains	—		(0.60)	(1.17)	(1.41)	(0.75)	—

Total dividends and distributions	—		(0.77)	(1.36)	(1.57)	(0.94)	(0.15)

Net asset value, end of period	$12.77		$14.68	$12.31	$15.35	$14.65	$12.97

Total return (b)	(13.01)%		25.72%	(11.46)%	15.73%	20.20%	(2.56)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,733		$27,665	$25,337	$33,189	$32,131	$27,291
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.47%		0.47%	0.47%	0.47%	0.47%	0.47%
Before waivers and reimbursements (a)(f)	0.47%		0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.39%		1.19%	1.17%	0.93%	1.38%	1.04%
Before waivers and reimbursements (a)(f)	1.38%		1.18%	1.17%	0.93%	1.38%	1.04%
Portfolio turnover rate^	9	%(z)	17%	18%	18%	20%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1181

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	14.4%
Industrials	13.5
Exchange Traded Funds	10.2
Consumer Discretionary	9.2
Real Estate	8.6
Information Technology	7.6
Utilities	5.7
Health Care	5.5
Materials	5.5
Consumer Staples	4.0
Investment Companies	3.9
Energy	2.9
Communication Services	2.3
Repurchase Agreements	0.6
Cash and Other	6.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$817.96	$4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.19	4.72
Class IB
Actual	1,000.00	817.79	4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.19	4.72
Class K
Actual	1,000.00	819.17	3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.43	3.47

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1182

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.2%)
CenturyLink, Inc.	180,072	$1,806,122
GCI Liberty, Inc., Class A*	16,236	1,154,704

		2,960,826

Entertainment (0.4%)
Liberty Media Corp.-Liberty Formula One, Class A*	4,114	120,047
Liberty Media Corp.-Liberty Formula One, Class C*	126,079	3,997,965
Lions Gate Entertainment Corp., Class A*	10,017	74,226
Lions Gate Entertainment Corp., Class B*	18,834	128,636
Madison Square Garden Entertainment Corp.*	3,062	229,650
Madison Square Garden Sports Corp., Class A*	3,086	453,303
Take-Two Interactive Software, Inc.*	1,388	193,723
Zynga, Inc., Class A*	25,841	246,523

		5,444,073

Interactive Media & Services (0.4%)
Pinterest, Inc., Class A*	11,242	249,235
TripAdvisor, Inc.	16,539	314,406
Twitter, Inc.*	126,641	3,772,636
Zillow Group, Inc., Class A*	8,427	484,384
Zillow Group, Inc., Class C*	19,848	1,143,443

		5,964,104

Media (1.3%)
Discovery, Inc., Class A*	25,678	541,806
Discovery, Inc., Class C*	53,586	1,032,066
DISH Network Corp., Class A*	40,438	1,395,515
Fox Corp., Class A	55,819	1,497,066
Fox Corp., Class B	26,329	706,670
Interpublic Group of Cos., Inc. (The)	63,940	1,097,211
John Wiley & Sons, Inc., Class A	7,099	276,861
Liberty Broadband Corp., Class A*	4,071	497,435
Liberty Broadband Corp., Class C*	17,278	2,141,781
Liberty Media Corp.-Liberty SiriusXM, Class A*	12,069	416,622
Liberty Media Corp.-Liberty SiriusXM, Class C*	25,236	869,380
New York Times Co. (The), Class A	26,791	1,126,026
News Corp., Class A	63,846	757,214
News Corp., Class B	19,954	238,450
Nexstar Media Group, Inc., Class A	2,390	200,019
Omnicom Group, Inc.	35,000	1,911,000
Sirius XM Holdings, Inc.	77,229	453,334
TEGNA, Inc.	175,110	1,950,726
ViacomCBS, Inc.	89,316	2,082,849
ViacomCBS, Inc., Class A	1,773	45,389

		19,237,420

Wireless Telecommunication Services (0.0%)
Telephone and Data Systems, Inc.	16,552	329,054
United States Cellular Corp.*	2,365	73,007

		402,061

Total Communication Services		34,008,484

Consumer Discretionary (9.2%)
Auto Components (1.0%)
Aptiv plc	44,101	3,436,350
BorgWarner, Inc.	214,271	7,563,766
Gentex Corp.	141,701	3,651,635
Lear Corp.	9,859	1,074,828

		15,726,579

Automobiles (0.4%)
Ford Motor Co.	642,168	3,904,381
Harley-Davidson, Inc.	25,167	598,220
Thor Industries, Inc.	9,075	966,760

		5,469,361

Distributors (0.2%)
Genuine Parts Co.	23,126	2,011,037
LKQ Corp.*	49,840	1,305,808

		3,316,845

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	2,904	340,349
frontdoor, Inc.*	11,720	519,547
Graham Holdings Co., Class B	679	232,673
Grand Canyon Education, Inc.*	7,675	694,818
H&R Block, Inc.	9,429	134,646
Service Corp. International	28,617	1,112,915
ServiceMaster Global Holdings, Inc.*	21,765	776,793

		3,811,741

Hotels, Restaurants & Leisure (2.1%)
Aramark	37,561	847,752
Caesars Entertainment Corp.*	93,693	1,136,496
Carnival Corp. (x)	77,457	1,271,844
Choice Hotels International, Inc.	5,723	451,545
Darden Restaurants, Inc.	21,406	1,621,933
Dunkin’ Brands Group, Inc.	1,996	130,199
Extended Stay America, Inc.	29,116	325,808
Hilton Worldwide Holdings, Inc.	44,942	3,300,990
Hyatt Hotels Corp., Class A	5,751	289,218
MGM Resorts International	77,469	1,301,479
Norwegian Cruise Line Holdings Ltd. (x)*	42,120	692,031
Planet Fitness, Inc., Class A*	5,698	345,128
Red Rock Resorts, Inc., Class A	332,307	3,625,469
Royal Caribbean Cruises Ltd.	28,158	1,416,347
Six Flags Entertainment Corp.	12,560	241,277
Vail Resorts, Inc.	32,799	5,974,338
Wyndham Destinations, Inc.	13,821	389,476
Wyndham Hotels & Resorts, Inc.	92,279	3,932,931
Wynn Resorts Ltd.	12,130	903,564
Yum China Holdings, Inc.	55,244	2,655,579

		30,853,404

See Notes to Financial Statements.

1183

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (1.6%)
DR Horton, Inc.	54,418	$3,017,478
Garmin Ltd.	24,618	2,400,255
Leggett & Platt, Inc.	21,722	763,528
Lennar Corp., Class A	86,892	5,354,285
Lennar Corp., Class B	2,582	119,005
Mohawk Industries, Inc.*	9,559	972,724
Newell Brands, Inc.	63,197	1,003,568
NVR, Inc.*	2,187	7,126,886
PulteGroup, Inc.	44,015	1,497,831
Tempur Sealy International, Inc.*	2,014	144,907
Toll Brothers, Inc.	19,050	620,840
Whirlpool Corp.	10,038	1,300,222

		24,321,529

Internet & Direct Marketing Retail (0.2%)
Expedia Group, Inc.	19,760	1,624,272
Grubhub, Inc.*	13,678	961,564
Qurate Retail, Inc., Class A*	62,648	595,156
Wayfair, Inc., Class A (x)*	953	188,322

		3,369,314

Leisure Products (0.3%)
Brunswick Corp.	12,979	830,786
Hasbro, Inc.	20,934	1,569,003
Mattel, Inc. (x)*	22,963	222,052
Peloton Interactive, Inc., Class A*	12,181	703,697
Polaris, Inc.	8,575	793,616

		4,119,154

Multiline Retail (0.2%)
Dollar Tree, Inc.*	20,169	1,869,263
Kohl’s Corp.	25,487	529,365
Nordstrom, Inc. (x)	17,958	278,170
Ollie’s Bargain Outlet Holdings, Inc.*	1,005	98,138

		2,774,936

Specialty Retail (1.3%)
Aaron’s, Inc.	56,099	2,546,894
Advance Auto Parts, Inc.	27,762	3,954,697
AutoNation, Inc.*	9,678	363,699
AutoZone, Inc.*	1,572	1,773,405
Best Buy Co., Inc.	30,774	2,685,647
Burlington Stores, Inc.*	1,134	223,318
CarMax, Inc.*	24,765	2,217,706
Dick’s Sporting Goods, Inc.	10,145	418,583
Foot Locker, Inc.	17,024	496,420
Gap, Inc. (The)	30,035	379,042
L Brands, Inc.	38,258	572,722
Penske Automotive Group, Inc.	5,238	202,763
Tiffany & Co.	19,934	2,430,752
Ulta Beauty, Inc.*	620	126,120
Williams-Sonoma, Inc.	10,582	867,830

		19,259,598

Textiles, Apparel & Luxury Goods (1.7%)
Capri Holdings Ltd.*	23,351	364,976
Carter’s, Inc.	75,928	6,127,389
Columbia Sportswear Co.	41,448	3,339,880
Hanesbrands, Inc.	377,236	4,258,994
PVH Corp.	11,556	555,266
Ralph Lauren Corp.	7,859	569,935
Skechers USA, Inc., Class A*	22,007	690,580
Steven Madden Ltd.	139,722	3,449,736
Tapestry, Inc.	45,504	604,293
Under Armour, Inc., Class A*	30,979	301,736
Under Armour, Inc., Class C*	31,185	275,675
VF Corp.	50,652	3,086,733
Wolverine World Wide, Inc.	90,941	2,165,305

		25,790,498

Total Consumer Discretionary		138,812,959

Consumer Staples (4.0%)
Beverages (0.2%)
Brown-Forman Corp., Class A	1,099	63,270
Brown-Forman Corp., Class B	4,400	280,104
Molson Coors Beverage Co., Class B	74,778	2,569,372

		2,912,746

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	6,057	905,643
Grocery Outlet Holding Corp.*	5,333	217,586
Kroger Co. (The)	127,471	4,314,893
Sprouts Farmers Market, Inc.*	3,045	77,922
US Foods Holding Corp.*	209,124	4,123,925

		9,639,969

Food Products (3.0%)
Archer-Daniels-Midland Co.	91,218	3,639,598
B&G Foods, Inc. (x)	34,099	831,334
Beyond Meat, Inc.*	1,713	229,508
Bunge Ltd.	22,719	934,433
Cal-Maine Foods, Inc.*	108,554	4,828,482
Campbell Soup Co.	14,501	719,685
Conagra Brands, Inc.	80,248	2,822,322
Flowers Foods, Inc.	181,348	4,054,941
Hain Celestial Group, Inc. (The)*	13,386	421,793
Hershey Co. (The)	5,537	717,706
Hormel Foods Corp.	45,941	2,217,572
Ingredion, Inc.	11,044	916,652
J M Smucker Co. (The)	18,177	1,923,308
Kellogg Co.	27,312	1,804,231
Lamb Weston Holdings, Inc.	18,515	1,183,664
McCormick & Co., Inc. (Non-Voting)	9,003	1,615,228
Pilgrim’s Pride Corp.*	5,964	100,732
Post Holdings, Inc.*	139,791	12,248,488
Seaboard Corp.	42	123,220
TreeHouse Foods, Inc.*	9,182	402,172
Tyson Foods, Inc., Class A	47,333	2,826,253

		44,561,322

Household Products (0.1%)
Clorox Co. (The)	6,044	1,325,873
Energizer Holdings, Inc.	2,102	99,824
Reynolds Consumer Products, Inc.	5,869	203,889
Spectrum Brands Holdings, Inc.	6,978	320,290

		1,949,876

See Notes to Financial Statements.

1184

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.1%)
Coty, Inc., Class A	47,415	$211,945
Herbalife Nutrition Ltd.*	14,450	649,961
Nu Skin Enterprises, Inc., Class A	8,441	322,699

		1,184,605

Total Consumer Staples		60,248,518

Energy (2.9%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	108,044	1,662,797
Halliburton Co.	144,173	1,871,366
Helmerich & Payne, Inc.	17,190	335,377
National Oilwell Varco, Inc.	63,845	782,101

		4,651,641

Oil, Gas & Consumable Fuels (2.6%)
Antero Midstream Corp.	47,188	240,659
Apache Corp.	62,132	838,782
Cabot Oil & Gas Corp.	64,516	1,108,385
Cimarex Energy Co.	106,088	2,916,359
Concho Resources, Inc.	32,116	1,653,974
Continental Resources, Inc. (x)	12,303	215,671
Delek US Holdings, Inc. (x)	76,384	1,329,845
Devon Energy Corp.	62,826	712,447
Diamondback Energy, Inc.	83,999	3,512,838
EQT Corp.	41,949	499,193
Equitrans Midstream Corp. (x)	60,965	506,619
Hess Corp.	45,202	2,341,916
HollyFrontier Corp.	24,568	717,386
Marathon Oil Corp.	129,661	793,525
Marathon Petroleum Corp.	106,562	3,983,287
Murphy Oil Corp. (x)	23,922	330,124
Noble Energy, Inc.	337,093	3,020,353
Occidental Petroleum Corp.	133,714	2,446,966
ONEOK, Inc.	72,208	2,398,750
Parsley Energy, Inc., Class A	49,522	528,895
Pioneer Natural Resources Co.	27,027	2,640,538
Targa Resources Corp.	37,905	760,753
Viper Energy Partners LP	69,224	717,161
Williams Cos., Inc. (The)	200,205	3,807,899
WPX Energy, Inc.*	66,160	422,101

		38,444,426

Total Energy		43,096,067

Financials (14.3%)
Banks (5.2%)
Associated Banc-Corp.	24,936	341,124
Atlantic Union Bankshares Corp.	128,404	2,973,837
BancorpSouth Bank	72,286	1,643,784
Bank of Hawaii Corp.	6,486	398,305
Bank OZK	163,052	3,826,830
BankUnited, Inc.	174,435	3,532,309
BOK Financial Corp.	81,471	4,598,223
Cadence Bancorp	131,257	1,162,937
Citizens Financial Group, Inc.	70,143	1,770,409
Comerica, Inc.	22,896	872,338
Commerce Bancshares, Inc.	16,548	984,110
Cullen/Frost Bankers, Inc.	9,212	688,229
East West Bancorp, Inc.	23,198	840,696
Fifth Third Bancorp	117,072	2,257,148
First Citizens BancShares, Inc., Class A	1,078	436,612
First Hawaiian, Inc.	21,324	367,626
First Horizon National Corp.	50,705	505,022
First Republic Bank	71,612	7,590,156
FNB Corp.	53,052	397,890
Huntington Bancshares, Inc.	166,234	1,501,924
IBERIABANK Corp.	30,346	1,381,957
KeyCorp	159,902	1,947,606
M&T Bank Corp.	21,076	2,191,272
PacWest Bancorp	19,200	378,432
People’s United Financial, Inc.	69,592	805,179
Pinnacle Financial Partners, Inc.	12,154	510,346
Popular, Inc.	14,282	530,862
Prosperity Bancshares, Inc.	14,688	872,173
Regions Financial Corp.	158,146	1,758,584
Signature Bank	8,560	915,235
South State Corp.	59,632	2,842,061
Sterling Bancorp	661,092	7,747,998
SVB Financial Group*	25,741	5,547,958
Synovus Financial Corp.	163,696	3,360,679
TCF Financial Corp.	24,824	730,322
Umpqua Holdings Corp.	36,194	385,104
Webster Financial Corp.	14,728	421,368
Western Alliance Bancorp	110,966	4,202,282
Wintrust Financial Corp.	9,393	409,723
Zions Bancorp NA	110,892	3,770,328

		77,398,978

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	7,715	575,230
Ameriprise Financial, Inc.	20,246	3,037,710
Carlyle Group, Inc. (The)	17,360	484,344
Cboe Global Markets, Inc.	14,089	1,314,222
E*TRADE Financial Corp.	36,338	1,807,089
Eaton Vance Corp.	18,220	703,292
Evercore, Inc., Class A	6,497	382,803
Franklin Resources, Inc.	44,583	934,906
Interactive Brokers Group, Inc., Class A	11,867	495,685
Invesco Ltd.	62,046	667,615
KKR & Co., Inc., Class A	87,709	2,708,454
Lazard Ltd., Class A	16,594	475,086
Legg Mason, Inc.	13,679	680,530
LPL Financial Holdings, Inc.	11,899	932,882
Morningstar, Inc.	573	80,776
Nasdaq, Inc.	18,837	2,250,456
Northern Trust Corp.	31,619	2,508,651
Raymond James Financial, Inc.	20,203	1,390,572
SEI Investments Co.	18,979	1,043,465
State Street Corp.	57,958	3,683,231
T. Rowe Price Group, Inc.	27,790	3,432,065
TD Ameritrade Holding Corp.	42,731	1,554,554
Tradeweb Markets, Inc., Class A	2,026	117,792
Virtu Financial, Inc., Class A	1,100	25,960

		31,287,370

Consumer Finance (0.6%)
Ally Financial, Inc.	61,486	1,219,267
Credit Acceptance Corp. (x)*	1,553	650,722
Discover Financial Services	50,448	2,526,940
LendingTree, Inc. (x)*	66	19,109

See Notes to Financial Statements.

1185

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
OneMain Holdings, Inc.	10,694	$262,431
Santander Consumer USA Holdings, Inc. (x)	12,421	228,671
SLM Corp.	391,238	2,750,403
Synchrony Financial	95,960	2,126,474

		9,784,017

Diversified Financial Services (0.4%)
Equitable Holdings, Inc.‡	66,913	1,290,752
Jefferies Financial Group, Inc.	37,304	580,077
Voya Financial, Inc.	107,630	5,020,939

		6,891,768

Insurance (5.4%)
Alleghany Corp.	2,074	1,014,476
American Financial Group, Inc.	12,133	769,960
American National Insurance Co.	1,216	87,637
Arch Capital Group Ltd.*	64,719	1,854,199
Arthur J Gallagher & Co.	30,988	3,021,020
Assurant, Inc.	47,703	4,927,243
Assured Guaranty Ltd.	13,808	337,053
Athene Holding Ltd., Class A*	19,008	592,860
Axis Capital Holdings Ltd.	12,434	504,323
Brighthouse Financial, Inc.*	91,860	2,555,545
Brown & Brown, Inc.	82,629	3,367,958
Cincinnati Financial Corp.	24,641	1,577,763
CNA Financial Corp.	4,616	148,405
CNO Financial Group, Inc.	246,577	3,839,204
Enstar Group Ltd.*	12,192	1,862,572
Erie Indemnity Co., Class A	1,770	339,663
Everest Re Group Ltd.	6,582	1,357,208
Fidelity National Financial, Inc.	45,233	1,386,844
First American Financial Corp.	17,850	857,157
Globe Life, Inc.	17,262	1,281,358
Hanover Insurance Group, Inc. (The)	44,686	4,528,032
Hartford Financial Services Group, Inc. (The)	58,848	2,268,591
Kemper Corp.	61,991	4,495,587
Lancashire Holdings Ltd.	186,837	1,878,860
Lincoln National Corp.	27,764	1,021,438
Loews Corp.	121,618	4,170,281
Markel Corp.*	2,224	2,053,130
Mercury General Corp.	4,492	183,049
Old Republic International Corp.	46,570	759,557
Primerica, Inc.	2,482	289,401
Principal Financial Group, Inc.	44,704	1,857,004
ProAssurance Corp.	154,594	2,236,975
Prudential Financial, Inc.	65,161	3,968,305
Reinsurance Group of America, Inc.	51,674	4,053,309
RenaissanceRe Holdings Ltd.	38,983	6,667,263
Unum Group	33,454	555,002
W R Berkley Corp.	22,914	1,312,743
White Mountains Insurance Group Ltd.	496	440,433
Willis Towers Watson plc	33,149	6,528,696

		80,950,104

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	93,446	1,205,454
Annaly Capital Management, Inc. (REIT)	235,580	1,545,405
New Residential Investment Corp. (REIT)	68,175	506,540
Starwood Property Trust, Inc. (REIT)	44,966	672,691

		3,930,090

Thrifts & Mortgage Finance (0.3%)
MGIC Investment Corp.	55,567	455,094
Mr Cooper Group, Inc.*	230,626	2,868,988
New York Community Bancorp, Inc.	74,007	754,871
TFS Financial Corp.	8,036	114,995

		4,193,948

Total Financials		214,436,275

Health Care (5.5%)
Biotechnology (0.5%)
Acceleron Pharma, Inc.*	453	43,158
Agios Pharmaceuticals, Inc.*	9,136	488,593
Alexion Pharmaceuticals, Inc.*	29,630	3,325,671
Alkermes plc*	25,968	503,909
BioMarin Pharmaceutical, Inc.*	2,765	341,035
Bluebird Bio, Inc.*	5,870	358,305
Exact Sciences Corp.*	3,205	278,643
Exelixis, Inc.*	31,846	756,024
Ionis Pharmaceuticals, Inc.*	10,921	643,902
Sage Therapeutics, Inc.*	7,797	324,199
United Therapeutics Corp.*	7,140	863,940

		7,927,379

Health Care Equipment & Supplies (2.1%)
Avanos Medical, Inc.*	65,555	1,926,662
Boston Scientific Corp.*	106,117	3,725,768
Cooper Cos., Inc. (The)	7,046	1,998,527
Dentsply Sirona, Inc.	103,772	4,572,194
Envista Holdings Corp.*	26,256	553,739
Globus Medical, Inc., Class A*	12,195	581,824
Haemonetics Corp.*	549	49,168
Hill-Rom Holdings, Inc.	37,772	4,146,610
Hologic, Inc.*	53,432	3,045,624
ICU Medical, Inc.*	2,340	431,285
Integra LifeSciences Holdings Corp.*	11,742	551,757
LivaNova plc*	19,999	962,552
STERIS plc	13,102	2,010,371
Tandem Diabetes Care, Inc.*	1,049	103,767
Teleflex, Inc.	2,836	1,032,247
Varian Medical Systems, Inc.*	13,052	1,599,131
Zimmer Biomet Holdings, Inc.	34,110	4,071,370

		31,362,596

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	92,807	2,331,312
AmerisourceBergen Corp.	12,473	1,256,904
DaVita, Inc.*	11,365	899,426
Encompass Health Corp.	61,388	3,801,759
Henry Schein, Inc.*	23,463	1,370,005
Laboratory Corp. of America Holdings*	15,086	2,505,935
McKesson Corp.	6,784	1,040,801
Molina Healthcare, Inc.*	20,959	3,730,283

See Notes to Financial Statements.

1186

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Premier, Inc., Class A*	10,128	$347,188
Quest Diagnostics, Inc.	22,004	2,507,576
Universal Health Services, Inc., Class B	12,119	1,125,734

		20,916,923

Health Care Technology (0.0%)
Change Healthcare, Inc.*	10,569	118,373
Teladoc Health, Inc.*	1,167	222,710

		341,083

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	46,556	4,114,154
Bio-Rad Laboratories, Inc., Class A*	3,474	1,568,476
Bio-Techne Corp.	375	99,026
Bruker Corp.	9,769	397,403
Charles River Laboratories International, Inc.*	916	159,705
IQVIA Holdings, Inc.*	19,441	2,758,289
Mettler-Toledo International, Inc.*	233	187,693
PerkinElmer, Inc.	14,765	1,448,299
PPD, Inc.*	1,567	41,996
PRA Health Sciences, Inc.*	1,548	150,605
QIAGEN NV*	37,009	1,584,355
Syneos Health, Inc.*	9,192	535,434
Waters Corp.*	9,326	1,682,410

		14,727,845

Pharmaceuticals (0.5%)
Catalent, Inc.*	25,269	1,852,218
Elanco Animal Health, Inc.*	65,791	1,411,217
Horizon Therapeutics plc*	2,237	124,333
Jazz Pharmaceuticals plc*	8,898	981,805
Mylan NV*	84,863	1,364,597
Nektar Therapeutics*	28,357	656,748
Perrigo Co. plc	22,479	1,242,414
Reata Pharmaceuticals, Inc., Class A*	409	63,812

		7,697,144

Total Health Care		82,972,970

Industrials (13.5%)
Aerospace & Defense (0.8%)
BWX Technologies, Inc.	5,620	318,317
Curtiss-Wright Corp.	6,828	609,604
HEICO Corp.	1,441	143,596
HEICO Corp., Class A	2,508	203,750
Hexcel Corp.	13,715	620,192
Howmet Aerospace, Inc.	64,960	1,029,616
Huntington Ingalls Industries, Inc.	5,894	1,028,444
Mercury Systems, Inc.*	1,671	131,441
Moog, Inc., Class A	33,686	1,784,684
Spirit AeroSystems Holdings, Inc., Class A	17,249	412,941
Teledyne Technologies, Inc.*	5,966	1,855,128
Textron, Inc.	37,473	1,233,236
TransDigm Group, Inc.	6,690	2,957,314
Virgin Galactic Holdings, Inc. (x)*	1,387	22,664

		12,350,927

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	18,389	1,453,834
Expeditors International of Washington, Inc.	10,573	803,971
Hub Group, Inc., Class A*	110,274	5,277,714
XPO Logistics, Inc.*	14,197	1,096,718

		8,632,237

Airlines (1.2%)
Alaska Air Group, Inc.	108,383	3,929,968
Allegiant Travel Co.	33,233	3,629,376
American Airlines Group, Inc. (x)	79,949	1,044,933
Copa Holdings SA, Class A	5,157	260,738
Delta Air Lines, Inc.	104,963	2,944,212
JetBlue Airways Corp. (x)*	44,341	483,317
Southwest Airlines Co.	97,033	3,316,588
United Airlines Holdings, Inc.*	47,757	1,652,870

		17,262,002

Building Products (1.6%)
A O Smith Corp.	21,837	1,028,959
Allegion plc	5,307	542,482
Armstrong World Industries, Inc.	4,940	385,122
Carrier Global Corp.	91,649	2,036,441
Fortune Brands Home & Security, Inc.	82,669	5,285,029
JELD-WEN Holding, Inc.*	133,506	2,150,782
Johnson Controls International plc	122,640	4,186,930
Lennox International, Inc.	5,690	1,325,713
Masco Corp.	43,256	2,171,884
Owens Corning	17,592	980,930
Trane Technologies plc	39,332	3,499,761

		23,594,033

Commercial Services & Supplies (0.9%)
ADT, Inc. (x)	18,416	146,960
Cintas Corp.	1,657	441,358
Clean Harbors, Inc.*	81,831	4,908,223
IAA, Inc.*	16,836	649,365
MSA Safety, Inc.	4,658	533,062
Republic Services, Inc.	34,557	2,835,402
Rollins, Inc.	3,049	129,247
Stericycle, Inc.*	78,944	4,419,285

		14,062,902

Construction & Engineering (0.3%)
AECOM*	25,147	945,024
Jacobs Engineering Group, Inc.	20,609	1,747,643
Quanta Services, Inc.	17,955	704,375
Valmont Industries, Inc.	3,447	391,648

		3,788,690

Electrical Equipment (1.1%)
Acuity Brands, Inc.	6,470	619,438
AMETEK, Inc.	37,738	3,372,645
EnerSys	38,737	2,493,888
Generac Holdings, Inc.*	885	107,908
GrafTech International Ltd.	12,221	97,524
Hubbell, Inc.	8,890	1,114,450
nVent Electric plc	25,565	478,832
Regal Beloit Corp.	6,662	581,726

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Automation, Inc.	9,810	$2,089,530
Sensata Technologies Holding plc*	161,289	6,004,790

		16,960,731

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	8,890	1,063,866

Machinery (4.7%)
AGCO Corp.	10,164	563,695
Allison Transmission Holdings, Inc.	6,525	239,989
Colfax Corp.*	352,976	9,848,030
Crane Co.	8,007	476,096
Cummins, Inc.	24,273	4,205,540
Donaldson Co., Inc.	18,738	871,692
Dover Corp.	23,654	2,284,030
Flowserve Corp.	21,405	610,471
Fortive Corp.	48,974	3,313,581
Gates Industrial Corp. plc*	7,339	75,445
Graco, Inc.	13,587	652,040
IDEX Corp.	12,398	1,959,380
Ingersoll Rand, Inc.*	206,741	5,813,557
ITT, Inc.	14,222	835,400
John Bean Technologies Corp.	9,500	817,190
Kennametal, Inc.	113,777	3,266,538
Lincoln Electric Holdings, Inc.	5,390	454,054
Middleby Corp. (The)*	9,063	715,433
Nordson Corp.	1,730	328,198
Oshkosh Corp.	11,143	798,062
Otis Worldwide Corp.	67,196	3,820,765
PACCAR, Inc.	55,850	4,180,373
Parker-Hannifin Corp.	30,680	5,622,724
Pentair plc	27,160	1,031,808
Rexnord Corp.	90,351	2,633,732
Snap-on, Inc.	8,853	1,226,229
SPX FLOW, Inc.*	153,053	5,730,304
Stanley Black & Decker, Inc.	25,387	3,538,440
Timken Co. (The)	10,420	474,006
Toro Co. (The)	1,741	115,498
Trinity Industries, Inc.	14,934	317,945
Westinghouse Air Brake Technologies Corp.	29,785	1,714,722
Woodward, Inc.	9,155	709,970
Xylem, Inc.	29,441	1,912,487

		71,157,424

Marine (0.4%)
Kirby Corp.*	103,674	5,552,779

Professional Services (0.5%)
CoreLogic, Inc.	12,364	831,108
Equifax, Inc.	5,138	883,120
FTI Consulting, Inc.*	6,009	688,331
IHS Markit Ltd.	29,738	2,245,219
ManpowerGroup, Inc.	9,527	654,981
Nielsen Holdings plc	58,634	871,301
Robert Half International, Inc.	18,371	970,540
TransUnion	2,783	242,232

		7,386,832

Road & Rail (0.6%)
AMERCO	1,467	443,313
JB Hunt Transport Services, Inc.	10,075	1,212,426
Kansas City Southern	15,607	2,329,969
Knight-Swift Transportation Holdings, Inc.	66,164	2,759,701
Landstar System, Inc.	1,180	132,526
Lyft, Inc., Class A*	39,231	1,295,015
Old Dominion Freight Line, Inc.	2,216	375,811
Ryder System, Inc.	8,622	323,411
Schneider National, Inc., Class B	9,702	239,348

		9,111,520

Trading Companies & Distributors (0.7%)
Air Lease Corp.	17,523	513,249
Fastenal Co.	17,817	763,280
HD Supply Holdings, Inc.*	26,480	917,532
MSC Industrial Direct Co., Inc., Class A	7,350	535,153
United Rentals, Inc.*	11,851	1,766,273
Univar Solutions, Inc.*	27,442	462,672
Watsco, Inc.	5,361	952,650
WESCO International, Inc.*	115,216	4,045,234
WW Grainger, Inc.	1,949	612,298

		10,568,341

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	12,082	370,797

Total Industrials		201,863,081

Information Technology (7.6%)
Communications Equipment (1.3%)
Arista Networks, Inc.*	1,719	361,042
Ciena Corp.*	69,207	3,748,251
CommScope Holding Co., Inc.*	29,821	248,409
EchoStar Corp., Class A*	7,911	221,192
F5 Networks, Inc.*	15,363	2,142,831
Juniper Networks, Inc.	156,613	3,580,173
Lumentum Holdings, Inc.*	71,527	5,824,444
Motorola Solutions, Inc.	25,145	3,523,569
Ubiquiti, Inc.	261	45,560
ViaSat, Inc.*	9,482	363,824

		20,059,295

Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	19,347	1,853,636
Arrow Electronics, Inc.*	12,831	881,361
Avnet, Inc.	67,537	1,883,269
Coherent, Inc.*	18,993	2,487,703
Corning, Inc.	123,449	3,197,329
Dolby Laboratories, Inc., Class A	9,145	602,381
FLIR Systems, Inc.	21,462	870,713
IPG Photonics Corp.*	5,456	875,088
Jabil, Inc.	19,592	628,511
Keysight Technologies, Inc.*	20,448	2,060,750
Littelfuse, Inc.	3,874	661,021
National Instruments Corp.	21,203	820,768
Rogers Corp.*	11,399	1,420,315
Sanmina Corp.*	118,971	2,979,034
SYNNEX Corp.	6,833	818,389
Trimble, Inc.*	41,045	1,772,734
Zebra Technologies Corp., Class A*	743	190,171

		24,003,173

See Notes to Financial Statements.

1188

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.6%)
Akamai Technologies, Inc.*	4,632	$496,041
Alliance Data Systems Corp.	7,699	347,379
Amdocs Ltd.	71,272	4,339,039
Broadridge Financial Solutions, Inc.	10,794	1,362,095
CACI International, Inc., Class A*	3,428	743,465
DXC Technology Co.	41,725	688,463
Euronet Worldwide, Inc.*	8,270	792,431
Genpact Ltd.	18,862	688,840
Jack Henry & Associates, Inc.	2,722	500,930
Leidos Holdings, Inc.	48,066	4,502,342
Paychex, Inc.	11,095	840,446
Sabre Corp.	45,244	364,667
Science Applications International Corp.	8,315	645,909
Twilio, Inc., Class A*	3,553	779,599
VeriSign, Inc.*	6,850	1,416,786
Western Union Co. (The)	54,390	1,175,912
WEX, Inc.*	6,512	1,074,545
WNS Holdings Ltd. (ADR)*	60,989	3,353,175

		24,112,064

Semiconductors & Semiconductor Equipment (1.6%)
Axcelis Technologies, Inc.*	29,907	832,910
Cirrus Logic, Inc.*	9,611	593,768
Cree, Inc.*	17,809	1,054,115
Entegris, Inc.	1,411	83,320
First Solar, Inc.*	13,680	677,160
Ichor Holdings Ltd.*	34,705	922,459
Marvell Technology Group Ltd.	108,534	3,805,202
Maxim Integrated Products, Inc.	29,199	1,769,751
Microchip Technology, Inc.	9,664	1,017,716
MKS Instruments, Inc.	42,535	4,816,663
ON Semiconductor Corp.*	66,776	1,323,500
Onto Innovation, Inc.*	54,476	1,854,363
Qorvo, Inc.*	19,017	2,101,949
Skyworks Solutions, Inc.	27,456	3,510,524

		24,363,400

Software (0.8%)
2U, Inc.*	6,902	262,000
Aspen Technology, Inc.*	756	78,329
CDK Global, Inc.	17,497	724,726
Ceridian HCM Holding, Inc.*	5,187	411,173
Citrix Systems, Inc.	14,769	2,184,483
Crowdstrike Holdings, Inc., Class A*	5,201	521,608
FireEye, Inc.*	27,914	339,853
Guidewire Software, Inc.*	11,071	1,227,220
LogMeIn, Inc.	7,318	620,347
Manhattan Associates, Inc.*	1,124	105,881
Nuance Communications, Inc.*	46,264	1,170,711
Pegasystems, Inc.	655	66,266
RealPage, Inc.*	1,821	118,383
SolarWinds Corp.*	7,660	135,352
SS&C Technologies Holdings, Inc.	49,531	2,797,511
Synopsys, Inc.*	1,775	346,125
Teradata Corp.*	4,231	88,005

		11,197,973

Technology Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.	212,349	2,066,156
HP, Inc.	235,669	4,107,711
NCR Corp.*	20,917	362,282
NetApp, Inc.	16,688	740,446
Pure Storage, Inc., Class A*	16,970	294,090
Western Digital Corp.	49,382	2,180,215
Xerox Holdings Corp.	29,761	455,046

		10,205,946

Total Information Technology		113,941,851

Materials (5.5%)
Chemicals (3.0%)
Albemarle Corp.	17,369	1,341,061
Ashland Global Holdings, Inc.	80,704	5,576,646
Axalta Coating Systems Ltd.*	150,801	3,400,563
Cabot Corp.	9,163	339,489
Celanese Corp.	64,296	5,551,317
CF Industries Holdings, Inc.	35,137	988,755
Chemours Co. (The)	26,872	412,485
Corteva, Inc.	123,510	3,308,833
Eastman Chemical Co.	22,320	1,554,365
Element Solutions, Inc.*	35,705	387,399
FMC Corp.	43,845	4,367,839
Huntsman Corp.	32,953	592,165
International Flavors & Fragrances, Inc. (x)	17,608	2,156,276
LyondellBasell Industries NV, Class A	42,221	2,774,764
Mosaic Co. (The)	56,836	711,018
NewMarket Corp.	194	77,693
Olin Corp.	23,459	269,544
PPG Industries, Inc.	38,845	4,119,901
RPM International, Inc.	25,817	1,937,824
Scotts Miracle-Gro Co. (The)	420	56,477
Valvoline, Inc.	30,490	589,372
W R Grace & Co.	71,873	3,651,867
Westlake Chemical Corp.	5,578	299,260

		44,464,913

Construction Materials (0.4%)
Buzzi Unicem SpA	63,454	1,364,570
Eagle Materials, Inc.	6,790	476,794
Martin Marietta Materials, Inc.	10,230	2,113,211
Vulcan Materials Co.	21,756	2,520,432

		6,475,007

Containers & Packaging (1.2%)
Amcor plc	224,499	2,292,135
AptarGroup, Inc.	10,569	1,183,517
Ardagh Group SA	3,729	48,141
Avery Dennison Corp.	8,054	918,881
Ball Corp.	3,362	233,625
Berry Global Group, Inc.*	14,423	639,227
Crown Holdings, Inc.*	75,922	4,944,800
Graphic Packaging Holding Co.	35,766	500,366
International Paper Co.	64,729	2,279,108
Packaging Corp. of America	15,416	1,538,517
Sealed Air Corp.	25,574	840,106
Silgan Holdings, Inc.	12,940	419,127

See Notes to Financial Statements.

1189

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Sonoco Products Co.	16,481	$861,791
Westrock Co.	42,220	1,193,137

		17,892,478

Metals & Mining (0.9%)
Carpenter Technology Corp.	91,009	2,209,699
Freeport-McMoRan, Inc.	238,722	2,762,014
Nucor Corp.	49,602	2,054,019
Reliance Steel & Aluminum Co.	50,245	4,769,758
Royal Gold, Inc.	3,064	380,916
Steel Dynamics, Inc.	33,350	870,101

		13,046,507

Total Materials		81,878,905

Real Estate (8.6%)
Equity Real Estate Investment Trusts (REITs) (8.2%)
Alexandria Real Estate Equities, Inc. (REIT)	20,614	3,344,621
American Assets Trust, Inc. (REIT)	87,178	2,427,036
American Campus Communities, Inc. (REIT)	148,369	5,186,980
American Homes 4 Rent (REIT), Class A	42,714	1,149,007
Americold Realty Trust (REIT)	74,685	2,711,065
Apartment Investment and Management Co. (REIT), Class A	24,360	916,910
Apple Hospitality REIT, Inc. (REIT)	34,490	333,173
AvalonBay Communities, Inc. (REIT)	23,168	3,582,699
Boston Properties, Inc. (REIT)	25,603	2,313,999
Brandywine Realty Trust (REIT)	27,724	301,914
Brixmor Property Group, Inc. (REIT)	48,743	624,885
Brookfield Property REIT, Inc. (REIT), Class A (x)	919	9,153
Camden Property Trust (REIT)	15,523	1,416,008
CoreSite Realty Corp. (REIT)	2,156	261,005
Corporate Office Properties Trust (REIT)	122,905	3,114,413
Cousins Properties, Inc. (REIT)	24,354	726,480
CubeSmart LP (REIT)	278,377	7,513,395
CyrusOne, Inc. (REIT)	18,920	1,376,430
Douglas Emmett, Inc. (REIT)	134,596	4,126,713
Duke Realty Corp. (REIT)	60,635	2,145,873
Empire State Realty Trust, Inc. (REIT), Class A	24,063	168,441
EPR Properties (REIT)	12,825	424,892
Equity Commonwealth (REIT)	19,203	618,337
Equity LifeStyle Properties, Inc. (REIT)	16,883	1,054,850
Equity Residential (REIT)	60,513	3,559,375
Essential Properties Realty Trust, Inc. (REIT)	58,662	870,544
Essex Property Trust, Inc. (REIT)	10,734	2,459,911
Extra Space Storage, Inc. (REIT)	6,143	567,429
Federal Realty Investment Trust (REIT)	12,382	1,055,070
First Industrial Realty Trust, Inc. (REIT)	86,058	3,308,070
Gaming and Leisure Properties, Inc. (REIT)	159,172	5,507,352
Healthcare Trust of America, Inc. (REIT), Class A	35,765	948,488
Healthpeak Properties, Inc. (REIT)	88,767	2,446,419
Highwoods Properties, Inc. (REIT)	86,027	3,211,388
Host Hotels & Resorts, Inc. (REIT)	247,128	2,666,511
Hudson Pacific Properties, Inc. (REIT)	24,712	621,754
Invitation Homes, Inc. (REIT)	89,591	2,466,440
Iron Mountain, Inc. (REIT)	19,484	508,532
iStar, Inc. (REIT)	101,233	1,247,191
JBG SMITH Properties (REIT)	20,040	592,583
Kilroy Realty Corp. (REIT)	18,904	1,109,665
Kimco Realty Corp. (REIT)	67,965	872,671
Lamar Advertising Co. (REIT), Class A	14,142	944,120
Life Storage, Inc. (REIT)	35,688	3,388,576
Medical Properties Trust, Inc. (REIT)	85,579	1,608,885
Mid-America Apartment Communities, Inc. (REIT)	38,644	4,431,307
National Retail Properties, Inc. (REIT)	28,179	999,791
Omega Healthcare Investors, Inc. (REIT)	37,022	1,100,664
Outfront Media, Inc. (REIT)	24,067	341,029
Paramount Group, Inc. (REIT)	31,131	240,020
Park Hotels & Resorts, Inc. (REIT)	39,393	389,597
Physicians Realty Trust (REIT)	127,955	2,241,772
Rayonier, Inc. (REIT)	22,450	556,535
Realty Income Corp. (REIT)	56,624	3,369,128
Regency Centers Corp. (REIT)	27,727	1,272,392
Rexford Industrial Realty, Inc. (REIT)	19,097	791,189
Simon Property Group, Inc. (REIT)	10,670	729,615
SL Green Realty Corp. (REIT)	12,721	627,018
Spirit Realty Capital, Inc. (REIT)	16,923	589,936
STORE Capital Corp. (REIT)	36,983	880,565
Sun Communities, Inc. (REIT)	15,908	2,158,397
Taubman Centers, Inc. (REIT)	9,872	372,767
UDR, Inc. (REIT)	48,208	1,802,015
Ventas, Inc. (REIT)	61,442	2,250,006
VEREIT, Inc. (REIT)	177,686	1,142,521
VICI Properties, Inc. (REIT)	77,263	1,559,940
Vornado Realty Trust (REIT)	28,872	1,103,199
Weingarten Realty Investors (REIT)	19,955	377,748
Welltower, Inc. (REIT)	68,845	3,562,729
Weyerhaeuser Co. (REIT)	122,979	2,762,108
WP Carey, Inc. (REIT)	28,158	1,904,889

		123,366,130

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	54,916	2,483,302
Howard Hughes Corp. (The)*	6,417	333,363
Jones Lang LaSalle, Inc.	23,837	2,466,176

		5,282,841

Total Real Estate		128,648,971

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (5.7%)
Electric Utilities (2.7%)
Alliant Energy Corp.	90,900	$4,348,656
Avangrid, Inc.	9,326	391,505
Edison International	58,886	3,198,099
Entergy Corp.	33,071	3,102,391
Evergy, Inc.	75,236	4,460,742
Eversource Energy	55,507	4,622,068
FirstEnergy Corp.	89,231	3,460,378
Hawaiian Electric Industries, Inc.	17,603	634,764
IDACORP, Inc.	8,288	724,123
NRG Energy, Inc.	26,137	851,021
OGE Energy Corp.	32,883	998,328
PG&E Corp. (x)*	87,254	773,943
Pinnacle West Capital Corp.	18,519	1,357,258
Portland General Electric Co.	55,525	2,321,500
PPL Corp.	126,869	3,278,295
Xcel Energy, Inc.	86,547	5,409,187

		39,932,258

Gas Utilities (0.8%)
Atmos Energy Corp.	19,945	1,986,123
National Fuel Gas Co.	13,608	570,583
South Jersey Industries, Inc.	122,871	3,070,546
UGI Corp.	199,976	6,359,237

		11,986,489

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	108,813	1,576,700
Vistra Energy Corp.	80,292	1,495,037

		3,071,737

Multi-Utilities (1.7%)
Ameren Corp.	40,537	2,852,183
CenterPoint Energy, Inc.	82,903	1,547,799
CMS Energy Corp.	47,026	2,747,259
Consolidated Edison, Inc.	55,163	3,967,875
DTE Energy Co.	31,627	3,399,902
MDU Resources Group, Inc.	32,803	727,571
NiSource, Inc.	62,996	1,432,529
Public Service Enterprise Group, Inc.	83,191	4,089,670
WEC Energy Group, Inc.	52,008	4,558,501

		25,323,289

Water Utilities (0.3%)
American Water Works Co., Inc.	29,835	3,838,571
Essential Utilities, Inc.	36,807	1,554,728

		5,393,299

Total Utilities		85,707,072

Total Common Stocks (79.1%) (Cost $1,158,251,299)		1,185,615,153

EXCHANGE TRADED FUNDS (ETF):
Equity (10.2%)
iShares Core S&P Mid-Cap ETF	3,855	685,496
iShares Morningstar Mid-Cap ETF	4,666	860,410
iShares Morningstar Mid-Cap Growth ETF (x)	11,730	3,439,236
iShares Morningstar Mid-Cap Value ETF‡	139,337	17,588,509
iShares Russell Mid-Cap ETF (x)	11,620	622,832
iShares Russell Mid-Cap Growth ETF (x)	30,354	4,799,575
iShares Russell Mid-Cap Value ETF	690,575	52,849,705
iShares S&P Mid-Cap 400 Growth ETF (x)	55,760	12,491,355
iShares S&P Mid-Cap 400 Value ETF (x)	195,021	25,926,092
SPDR S&P 400 MidCap Value ETF (x)	46,188	1,968,994
Vanguard Mid-Cap Growth ETF (x)	43,500	7,180,980
Vanguard Mid-Cap Value ETF (x)	261,100	24,987,270

Total Exchange Traded Funds (10.2%) (Cost $82,017,321)		153,400,454

MASTER LIMITED PARTNERSHIP:
Financials (0.1%)
Capital Markets (0.1%)
Apollo Global Management, Inc. (Cost $654,320)	14,149	706,318

SHORT-TERM INVESTMENTS:
Investment Companies (3.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	55,306,507	55,356,283

Total Investment Companies		57,356,283

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $400,002, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $259,902, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $265,099. (xx)	259,901	259,901

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $2,600,014, collateralized by various Common Stocks; total market value $2,889,363. (xx)	$2,600,000	$2,600,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $6,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/9/20-8/15/48; total market value $6,120,000. (xx)	6,000,000	6,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $222,244. (xx)	200,000	200,000

Total Repurchase Agreements		9,459,901

Total Short-Term Investments (4.5%) (Cost $66,776,854)		66,816,184

Total Investments in Securities (93.9%) (Cost $1,307,699,794)		1,406,538,109
Other Assets Less Liabilities (6.1%)		92,026,963

Net Assets (100%)		$1,498,565,072

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $14,585,558. This was collateralized by $3,450,007 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $11,459,901 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc. (a)	66,913	2,049,529	—	(299,880)	(11,754)	(447,143)	1,290,752	26,467	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF	139,337	22,477,082	667,453	—	—	(5,556,026)	17,588,509	308,760	—

Total		24,526,611	667,453	(299,880)	(11,754)	(6,003,169)	18,879,261	335,227	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4	9/2020	USD	287,520	(800)
S&P 500 E-Mini Index	1	9/2020	USD	154,510	(2,272)
S&P Midcap 400 E-Mini Index	4	9/2020	USD	711,640	(5,516)

					(8,588)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,008,484	$—	$—	$34,008,484
Consumer Discretionary	138,812,959	—	—	138,812,959
Consumer Staples	60,248,518	—	—	60,248,518
Energy	43,096,067	—	—	43,096,067
Financials	212,557,415	1,878,860	—	214,436,275
Health Care	82,972,970	—	—	82,972,970
Industrials	201,863,081	—	—	201,863,081
Information Technology	113,941,851	—	—	113,941,851
Materials	80,514,335	1,364,570	—	81,878,905
Real Estate	128,648,971	—	—	128,648,971
Utilities	85,707,072	—	—	85,707,072
Exchange Traded Funds	153,400,454	—	—	153,400,454
Master Limited Partnership
Financials	706,318	—	—	706,318
Short-Term Investments
Investment Companies	57,356,283	—	—	57,356,283
Repurchase Agreements	—	9,459,901	—	9,459,901

Total Assets	$1,393,834,778	$12,703,331	$—	$1,406,538,109

Liabilities:
Futures	$(8,588)	$—	$—	$(8,588)

Total Liabilities	$(8,588)	$—	$—	$(8,588)

Total	$1,393,826,190	$12,703,331	$—	$1,406,529,521

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(8,588	)*

Total		$(8,588)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(8,035,358)	$(8,035,358)

Total	$(8,035,358)	$(8,035,358)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,382,781)	$(2,382,781)

Total	$(2,382,781)	$(2,382,781)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $162,181,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 39%)*	$323,049,417
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 18%)*	$321,748,961

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,417,740
Aggregate gross unrealized depreciation	(190,193,748)

Net unrealized appreciation	$85,223,992

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,321,305,529

For the six months ended June 30, 2020, the Portfolio incurred approximately $111 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Affiliated Issuers (Cost $14,748,618)	$18,879,261
Unaffiliated Issuers (Cost $1,283,491,275)	1,378,198,947
Repurchase Agreements (Cost $9,459,901)	9,459,901
Cash	101,657,648
Cash held as collateral at broker for futures	99,400
Receivable for securities sold	4,694,134
Dividends, interest and other receivables	1,929,537
Receivable for Portfolio shares sold	106,022
Securities lending income receivable	22,027
Due from broker for futures variation margin	14,284
Other assets	15,276

Total assets	1,515,076,437

LIABILITIES
Payable for return of collateral on securities loaned	11,459,901
Payable for securities purchased	2,850,419
Investment management fees payable	676,303
Payable for Portfolio shares redeemed	551,659
Due to Custodian	363,661
Distribution fees payable – Class IB	276,934
Administrative fees payable	159,718
Distribution fees payable – Class IA	35,096
Accrued expenses	137,674

Total liabilities	16,511,365

NET ASSETS	$1,498,565,072

Net assets were comprised of:
Paid in capital	$1,380,461,286
Total distributable earnings (loss)	118,103,786

Net assets	$1,498,565,072

Class IA
Net asset value, offering and redemption price per share, $167,203,636 / 12,402,238 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.48

Class IB
Net asset value, offering and redemption price per share, $1,318,998,637 / 98,913,160 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.33

Class K
Net asset value, offering and redemption price per share, $12,362,799 / 915,813 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.50

(x)	Includes value of securities on loan of $14,585,558.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($335,227 of dividend income received from affiliates) (net of $4,958 foreign withholding tax)	$17,918,609
Interest	436,390
Securities lending (net)	145,036

Total income	18,500,035

EXPENSES
Investment management fees	4,229,859
Distribution fees – Class IB	1,740,021
Administrative fees	974,770
Distribution fees – Class IA	221,288
Custodian fees	77,405
Printing and mailing expenses	66,575
Professional fees	51,564
Trustees’ fees	26,356
Miscellaneous	24,447

Total expenses	7,412,285

NET INVESTMENT INCOME (LOSS)	11,087,750

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(11,754) realized gain (loss) from affiliates)	3,481,889
Futures contracts	(8,035,358)
Foreign currency transactions	(277)

Net realized gain (loss)	(4,553,746)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(6,003,169) of change in unrealized appreciation (depreciation) from affiliates)	(345,159,784)
Futures contracts	(2,382,781)
Foreign currency translations	4

Net change in unrealized appreciation (depreciation)	(347,542,561)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(352,096,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(341,008,557)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,087,750	$19,234,755
Net realized gain (loss)	(4,553,746)	150,169,770
Net change in unrealized appreciation (depreciation)	(347,542,561)	256,737,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(341,008,557)	426,141,895

Distributions to shareholders:
Class IA	—	(14,163,119)
Class IB	—	(112,768,409)
Class K	—	(1,095,514)

Total distributions to shareholders	—	(128,027,042)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [163,284 and 176,448 shares, respectively]	2,271,491	2,824,723
Capital shares issued in reinvestment of dividends and distributions [0 and 876,765 shares, respectively]	—	14,163,119
Capital shares repurchased [(646,547) and (1,588,770) shares, respectively]	(9,118,394)	(25,555,900)

Total Class IA transactions	(6,846,903)	(8,568,058)

Class IB
Capital shares sold [1,022,708 and 861,810 shares, respectively]	13,274,266	13,558,160
Capital shares issued in reinvestment of dividends and distributions [0 and 7,057,766 shares, respectively]	—	112,768,409
Capital shares repurchased [(4,764,141) and (11,502,668) shares, respectively]	(67,767,567)	(183,681,787)

Total Class IB transactions	(54,493,301)	(57,355,218)

Class K
Capital shares sold [42,132 and 45,230 shares, respectively]	590,935	732,779
Capital shares issued in reinvestment of dividends and distributions [0 and 67,822 shares, respectively]	—	1,095,514
Capital shares repurchased [(92,426) and (106,913) shares, respectively]	(1,294,405)	(1,733,304)

Total Class K transactions	(703,470)	94,989

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(62,043,674)	(65,828,287)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(403,052,231)	232,286,566
NET ASSETS:
Beginning of period	1,901,617,303	1,669,330,737

End of period	$1,498,565,072	$1,901,617,303

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017		2016	2015
Net asset value, beginning of period	$16.48		$13.96	$17.87	$17.15		$14.74	$15.41

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	###	0.17	0.17	0.16	##	0.13	0.10
Net realized and unrealized gain (loss)	(3.10)		3.52	(2.44)	1.91		2.47	(0.65)

Total from investment operations	(3.00)		3.69	(2.27)	2.07		2.60	(0.55)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.19)	(0.17)		(0.14)	(0.12)
Distributions from net realized gains	—		(0.95)	(1.44)	(1.18)		(0.05)	—
Return of capital	—		—	(0.01)	—		—	—

Total dividends and distributions	—		(1.17)	(1.64)	(1.35)		(0.19)	(0.12)

Net asset value, end of period	$13.48		$16.48	$13.96	$17.87		$17.15	$14.74

Total return (b)	(18.20)%		26.63%	(13.32)%	12.32%		17.69%	(3.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$167,204		$212,355	$187,420	$237,396		$228,814	$214,698
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.94%		0.94%	0.93%	0.94%		0.94%	0.94%
Before waivers and reimbursements (a)(f)	0.94%		0.94%	0.93%	0.94%		0.95%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.40	%(bb)	1.05%	0.97%	0.91	%(aa)	0.86%	0.64%
Before waivers and reimbursements (a)(f)	1.40	%(bb)	1.05%	0.97%	0.91	%(aa)	0.86%	0.64%
Portfolio turnover rate^	23	%(z)	19%	25%	19%		23%	38%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017		2016	2015
Net asset value, beginning of period	$16.30		$13.82	$17.71	$17.00		$14.62	$15.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	###	0.17	0.17	0.16	##	0.13	0.10
Net realized and unrealized gain (loss)	(3.07)		3.48	(2.42)	1.90		2.44	(0.64)

Total from investment operations	(2.97)		3.65	(2.25)	2.06		2.57	(0.54)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.19)	(0.17)		(0.14)	(0.12)
Distributions from net realized gains	—		(0.95)	(1.44)	(1.18)		(0.05)	—
Return of capital	—		—	(0.01)	—		—	—

Total dividends and distributions	—		(1.17)	(1.64)	(1.35)		(0.19)	(0.12)

Net asset value, end of period	$13.33		$16.30	$13.82	$17.71		$17.00	$14.62

Total return (b)	(18.22)%		26.61%	(13.33)%	12.37%		17.62%	(3.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,318,999		$1,673,340	$1,468,507	$1,899,153		$1,901,200	$1,807,950
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.94%		0.94%	0.93%	0.94%		0.94%	0.94%
Before waivers and reimbursements (a)(f)	0.94%		0.94%	0.93%	0.94%		0.95%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.40	%(bb)	1.05%	0.97%	0.90	%(aa)	0.86%	0.64%
Before waivers and reimbursements (a)(f)	1.40	%(bb)	1.05%	0.97%	0.90	%(aa)	0.85%	0.64%
Portfolio turnover rate^	23	% (z)	19%	25%	19%		23%	38%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017		2016	2015
Net asset value, beginning of period	$16.48		$13.96	$17.87	$17.15		$14.74	$15.41

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	###	0.21	0.21	0.21	##	0.17	0.14
Net realized and unrealized gain (loss)	(3.10)		3.52	(2.44)	1.91		2.48	(0.65)

Total from investment operations	(2.98)		3.73	(2.23)	2.12		2.65	(0.51)

Less distributions:
Dividends from net investment income	—		(0.26)	(0.23)	(0.22)		(0.19)	(0.16)
Distributions from net realized gains	—		(0.95)	(1.44)	(1.18)		(0.05)	—
Return of capital	—		—	(0.01)	—		—	—

Total dividends and distributions	—		(1.21)	(1.68)	(1.40)		(0.24)	(0.16)

Net asset value, end of period	$13.50		$16.48	$13.96	$17.87		$17.15	$14.74

Total return (b)	(18.08)%		26.92%	(13.09)%	12.59%		17.99%	(3.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,363		$15,922	$13,404	$18,903		$18,505	$15,896
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.69%		0.69%	0.68%	0.69%		0.69%	0.69%
Before waivers and reimbursements (a)(f)	0.69%		0.69%	0.68%	0.69%		0.70%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.65	%(bb)	1.30%	1.21%	1.15	%(aa)	1.12%	0.89%
Before waivers and reimbursements (a)(f)	1.65	%(bb)	1.30%	1.21%	1.15	%(aa)	1.11%	0.89%
Portfolio turnover rate^	23	%(z)	19%	25%	19%		23%	38%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.14, $0.14 and $0.19 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.09, $0.08, and $0.10 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.10% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

1198

EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2020	% of Net Assets
U.S. Government Agency Securities	51.1%
U.S. Treasury Obligations	48.7
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,002.02	$2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.25	2.65
Class IB
Actual	1,000.00	1,002.01	2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.67

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.53% and 0.53%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (51.1%)
FFCB
(ICE LIBOR USD 1 Month + 0.01%), 0.19%, 7/30/20 (k)	$40,000,000	$40,000,046
FHLB 0.00%, 7/1/20 (o)(p)	70,000,000	70,000,000
(ICE LIBOR USD 3 Month - 0.25%), 1.14%, 7/7/20 (k)	50,000,000	50,000,000
0.11%, 7/20/20 (o)(p)	100,000,000	99,994,458
0.11%, 7/31/20 (o)(p)	100,000,000	99,991,250
(SOFR + 0.02%), 0.12%, 8/19/20 (k)	25,000,000	25,000,000
0.15%, 8/27/20 (o)(p)	100,000,000	99,977,042
0.98%, 8/28/20 (o)(p)	125,000,000	124,801,833
0.29%, 9/1/20 (o)(p)	34,000,000	33,983,019
FNMA 0.20%, 10/19/20 (o)(p)	60,000,000	59,963,333

Total U.S. Government Agency Securities		703,710,981

U.S. Treasury Obligations (48.7%)
U.S. Treasury Bills 0.08%, 7/2/20 (p)	28,000,000	27,999,938
0.14%, 7/28/20 (p)	177,000,000	176,981,415
0.14%, 8/6/20 (p)	100,000,000	99,986,000
0.13%, 8/25/20 (p)	150,000,000	149,970,208
0.14%, 9/17/20 (p)	50,000,000	49,984,834
U.S. Treasury Notes 1.50%, 7/15/20	40,000,000	40,022,920
2.00%, 7/31/20	25,000,000	25,040,998

(US Treasury 3 Month Bill Money Market Yield + 0.12%), 0.27%, 1/31/21 (k)	100,000,000	100,056,425

Total U.S. Treasury Obligations		670,042,738

Total Investments in Securities (99.8%) (Amortized Cost $1,373,753,719)		1,373,753,719
Other Assets Less Liabilities (0.2%)		2,882,199

Net Assets (100%)		$1,376,635,918

Federal Income Tax Cost of Investments		$1,373,753,719

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2020.
(p)	Yield to maturity.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
U.S. Government Agency Securities	$—	$703,710,981	$—	$703,710,981
U.S. Treasury Obligations	—	670,042,738	—	670,042,738

Total Assets	$—	$1,373,753,719	$—	$1,373,753,719

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,373,753,719	$—	$1,373,753,719

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value: (Amortized Cost $1,373,753,719)	$1,373,753,719
Cash	2,764,216
Dividends, interest and other receivables	666,904
Other assets	18,598

Total assets	1,377,203,437

LIABILITIES
Investment management fees payable	128,932
Administrative fees payable	106,705
Accrued expenses	331,882

Total liabilities	567,519

NET ASSETS	$1,376,635,918

Net assets were comprised of:
Paid in capital	$1,376,607,603
Total distributable earnings (loss)	28,315

Net assets	$1,376,635,918

Class IA
Net asset value, offering and redemption price per share, $368,259,247 / 368,061,191 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $1,008,376,671 / 1,008,353,412 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$5,843,280

EXPENSES
Investment management fees	2,164,612
Distribution fees – Class IB	1,172,093
Administrative fees	609,065
Distribution fees – Class IA	421,426
Printing and mailing expenses	53,675
Professional fees	42,087
Custodian fees	25,859
Trustees’ fees	20,628
Miscellaneous	12,886

Gross expenses	4,522,331
Less: Waiver from investment manager	(746,604)
Waiver from distributor	(400,461)

Net expenses	3,375,266

NET INVESTMENT INCOME (LOSS)	2,468,014

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	20,824

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,488,838

See Notes to Financial Statements.

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EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,468,014	$18,032,785
Net realized gain (loss)	20,824	14,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,488,838	18,047,064

Distributions to shareholders:
Class IA	(621,923)	(4,460,276)
Class IB	(1,846,091)	(13,630,974)

Total distributions to shareholders	(2,468,014)	(18,091,250)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [263,055,069 and 255,793,250 shares, respectively]	263,194,413	255,932,605
Capital shares issued in reinvestment of dividends and distributions [621,598 and 4,457,848 shares, respectively]	621,923	4,460,276
Capital shares repurchased [(199,982,160) and (250,281,161) shares, respectively]	(200,088,053)	(250,417,595)

Total Class IA transactions	63,728,283	9,975,286

Class IB
Capital shares sold [4,490,373,717 and 9,006,102,345 shares, respectively]	4,490,431,338	9,006,347,381
Capital shares issued in reinvestment of dividends and distributions [1,846,075 and 13,630,572 shares, respectively]	1,846,091	13,630,974
Capital shares repurchased [(4,452,042,986) and (8,937,187,676) shares, respectively]	(4,452,097,929)	(8,937,432,264)

Total Class IB transactions	40,179,500	82,546,091

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	103,907,783	92,521,377

TOTAL INCREASE (DECREASE) IN NET ASSETS	103,928,607	92,477,191
NET ASSETS:
Beginning of period	1,272,707,311	1,180,230,120

End of period	$1,376,635,918	$1,272,707,311

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017		2016		2015
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.02	0.01	—	#	—	#	—
Net realized and unrealized gain (loss)	—	#	— #	— #	—	#	—	#	— #

Total from investment operations	—	#	0.02	0.01	—	#	—	#	— #

Less distributions:
Dividends from net investment income	—	#	(0.02)	(0.01)	—	#	—	#	—
Distributions from net realized gains	—		— #	—	—	#	—	#	— #

Total dividends and distributions	—	#	(0.02)	(0.01)	—	#	—	#	— #

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return (b)	0.20%		1.52%	1.27%	0.40%		0.00	%‡‡	0.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$368,259		$304,525	$294,561	$296,707		$373,961		$379,177
Ratio of expenses to average net assets:
After waivers (a)	0.52%		0.71%	0.57%	0.46%		0.32%		0.14%
Before waivers (a)	0.71%		0.71%	0.71%	0.71%		0.72%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.37%		1.50%	1.26%	0.39%		—	%‡‡	—%
Before waivers (a)	0.18%		1.50%	1.11%	0.14%		(0.40)%		(0.57)%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017		2016		2015
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.02	0.01	—	#	—	#	—
Net realized and unrealized gain (loss)	—	#	— #	— #	—	#	—	#	— #

Total from investment operations	—	#	0.02	0.01	—	#	—	#	— #

Less distributions:
Dividends from net investment income	—	#	(0.02)	(0.01)	—	#	—	#	—
Distributions from net realized gains	—		— #	—	—	#	—	#	— #

Total dividends and distributions	—	#	(0.02)	(0.01)	—	#	—	#	— #

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return (b)	0.20%		1.52%	1.27%	0.40%		0.00	%‡‡	0.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,008,377		$968,182	$885,669	$890,913		$1,011,864		$826,877
Ratio of expenses to average net assets:
After waivers (a)	0.53%		0.71%	0.57%	0.46%		0.32%		0.14%
Before waivers (a)	0.71%		0.71%	0.71%	0.71%		0.72%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.39%		1.50%	1.26%	0.40%		—	%‡‡	—%
Before waivers (a)	0.22%		1.50%	1.11%	0.15%		(0.40)%		(0.57)%

See Notes to Financial Statements.

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EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1204

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Health Care	25.7%
Information Technology	24.7
Consumer Discretionary	17.8
Real Estate	7.5
Repurchase Agreements	6.8
Communication Services	6.7
Investment Companies	6.1
Industrials	6.0
Financials	4.5
Consumer Staples	1.3
Materials	1.3
Utilities	0.8
Energy	0.2
Cash and Other	(9.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,211.74	$6.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.77
Class K
Actual	1,000.00	1,213.47	4.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1205

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Diversified Telecommunication Services (2.6%)
Anterix, Inc.*	201,323	$9,127,985
ATN International, Inc.	152	9,207
Bandwidth, Inc., Class A*	3,832	486,664
Cincinnati Bell, Inc.*	3,109	46,169
Cogent Communications Holdings, Inc.	8,463	654,698
Consolidated Communications Holdings, Inc.*	1,433	9,701
IDT Corp., Class B*	1,970	12,864
Iridium Communications, Inc.*	15,124	384,755
Ooma, Inc.*	4,228	69,677
ORBCOMM, Inc.*	1,904	7,330
Vonage Holdings Corp.*	25,619	257,727

		11,066,777

Entertainment (0.9%)
Glu Mobile, Inc.*	26,086	241,817
Liberty Media Corp.-Liberty Braves, Class A*	1,200	24,096
Liberty Media Corp.-Liberty Braves, Class C*	4,335	85,573
LiveXLive Media, Inc. (x)*	875	3,167
Zynga, Inc., Class A*	368,290	3,513,487

		3,868,140

Interactive Media & Services (0.2%)
Cargurus, Inc.*	17,244	437,135
Eventbrite, Inc., Class A (x)*	12,523	107,322
EverQuote, Inc., Class A*	2,791	162,325
Meet Group, Inc. (The)*	6,829	42,613
QuinStreet, Inc.*	3,049	31,892
Yelp, Inc.*	2,630	60,832

		842,119

Media (2.9%)
AMC Networks, Inc., Class A*	3,047	71,269
Cardlytics, Inc.*	165,947	11,612,971
Central European Media Enterprises Ltd., Class A*	8,571	30,342
Daily Journal Corp. (x)*	178	48,060
Gray Television, Inc.*	5,374	74,967
Loral Space & Communications, Inc.	600	11,712
Meredith Corp. (x)	3,924	57,094
TechTarget, Inc.*	4,639	139,309
WideOpenWest, Inc.*	5,085	26,798

		12,072,522

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	8,596	114,499
Gogo, Inc. (x)*	12,044	38,059
Shenandoah Telecommunications Co.	9,613	473,825

		626,383

Total Communication Services		28,475,941

Consumer Discretionary (17.7%)
Auto Components (0.5%)
Dorman Products, Inc.*	5,297	355,270
Fox Factory Holding Corp.*	7,667	633,371
Gentherm, Inc.*	6,420	249,738
LCI Industries	4,906	564,092
Motorcar Parts of America, Inc.*	566	10,001
Standard Motor Products, Inc.	582	23,978
Visteon Corp.*	5,532	378,942
XPEL, Inc. (m)(x)*	3,329	52,066

		2,267,458

Automobiles (0.1%)
Winnebago Industries, Inc.	6,225	414,709

Distributors (0.1%)
Core-Mark Holding Co., Inc.	8,291	206,902
Greenlane Holdings, Inc., Class A (x)*	2,186	8,700

		215,602

Diversified Consumer Services (0.3%)
Aspen Group, Inc. (x)*	3,744	33,883
Collectors Universe, Inc.	1,710	58,619
Franchise Group, Inc. (x)	463	10,130
Perdoceo Education Corp.*	13,687	218,034
Strategic Education, Inc.	4,373	671,911
Universal Technical Institute, Inc.*	5,503	38,246
Vivint Smart Home, Inc.*	2,950	51,124
WW International, Inc.*	2,244	56,953

		1,138,900

Hotels, Restaurants & Leisure (2.2%)
Accel Entertainment, Inc. (x)*	8,201	78,976
Bloomin’ Brands, Inc.	17,225	183,618
Brinker International, Inc.	5,714	137,136
Churchill Downs, Inc.	7,564	1,007,147
Cracker Barrel Old Country Store, Inc.	2,012	223,151
Dave & Buster’s Entertainment, Inc. (x)	3,311	44,136
Denny’s Corp.*	6,805	68,730
Dine Brands Global, Inc.	200	8,420
El Pollo Loco Holdings, Inc.*	467	6,893
Eldorado Resorts, Inc. (x)*	15,886	636,393
Everi Holdings, Inc.*	5,669	29,252
GAN Ltd.*	1,213	30,871
Golden Entertainment, Inc.*	1,669	14,887
Hilton Grand Vacations, Inc.*	16,982	331,998
Jack in the Box, Inc.	491	36,378
Lindblad Expeditions Holdings, Inc.*	5,428	41,904
Marriott Vacations Worldwide Corp.	1,037	85,252
Monarch Casino & Resort, Inc.*	1,836	62,571
Noodles & Co.*	3,100	18,755
Papa John’s International, Inc.	5,529	439,058
Penn National Gaming, Inc.*	13,395	409,083
PlayAGS, Inc.*	1,235	4,174
Red Rock Resorts, Inc., Class A	9,704	105,871
Ruth’s Hospitality Group, Inc.	4,906	40,033
Scientific Games Corp., Class A*	8,078	124,886
SeaWorld Entertainment, Inc.*	4,371	64,735
Shake Shack, Inc., Class A*	68,533	3,630,878
Texas Roadhouse, Inc.	13,075	687,353
Twin River Worldwide Holdings, Inc.	3,570	79,575
Wingstop, Inc.	5,906	820,757

		9,452,871

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (1.0%)
Casper Sleep, Inc. (x)*	503	$4,512
Cavco Industries, Inc.*	1,726	332,859
GoPro, Inc., Class A*	22,655	107,838
Hamilton Beach Brands Holding Co., Class A	517	6,152
Helen of Troy Ltd.*	5,025	947,514
Hooker Furniture Corp.	148	2,879
Installed Building Products, Inc.*	4,578	314,875
iRobot Corp. (x)*	5,490	460,611
KB Home	2,552	78,295
Legacy Housing Corp.*	390	5,546
LGI Homes, Inc.*	4,439	390,765
Lovesac Co. (The) (x)*	1,744	45,745
Meritage Homes Corp.*	392	29,839
Purple Innovation, Inc.*	2,847	51,246
Skyline Champion Corp.*	10,874	264,673
Sonos, Inc.*	15,638	228,784
Taylor Morrison Home Corp., Class A*	2,536	48,919
TopBuild Corp.*	6,589	749,631
Universal Electronics, Inc.*	2,328	108,997

		4,179,680

Internet & Direct Marketing Retail (8.5%)
1-800-Flowers.com, Inc., Class A*	4,903	98,158
Farfetch Ltd., Class A*	227,035	3,920,895
Overstock.com, Inc. (x)*	339,963	9,665,148
PetMed Express, Inc.	3,867	137,820
Quotient Technology, Inc.*	9,351	68,449
RealReal, Inc. (The)*	85,680	1,095,847
Rubicon Project, Inc. (The)*	11,448	76,358
Shutterstock, Inc.	3,862	135,054
Stamps.com, Inc.*	3,298	605,810
Stitch Fix, Inc., Class A (x)*	663,097	16,537,639
US Auto Parts Network, Inc.*	3,936	34,086
Waitr Holdings, Inc. (x)*	14,979	39,395
zooplus AG*	21,845	3,581,648

		35,996,307

Leisure Products (0.3%)
Acushnet Holdings Corp.	1,581	55,003
Clarus Corp.	363	4,203
Johnson Outdoors, Inc., Class A	553	50,334
Malibu Boats, Inc., Class A*	4,048	210,294
Marine Products Corp.	1,508	20,886
MasterCraft Boat Holdings, Inc.*	3,695	70,390
Sturm Ruger & Co., Inc.	2,983	226,708
YETI Holdings, Inc.*	14,785	631,763

		1,269,581

Multiline Retail (0.0%)
Big Lots, Inc.	610	25,620

Specialty Retail (3.6%)
Aaron’s, Inc.	1,695	76,953
America’s Car-Mart, Inc.*	919	80,753
Asbury Automotive Group, Inc.*	1,483	114,680
Boot Barn Holdings, Inc.*	5,209	112,306
Camping World Holdings, Inc., Class A (x)	6,470	175,725
Children’s Place, Inc. (The) (x)	1,955	73,156
Envela Corp.*	2,014	12,286
GrowGeneration Corp. (x)*	5,809	39,734
Lithia Motors, Inc., Class A	2,152	325,662
Lumber Liquidators Holdings, Inc. (x)*	893	12,377
Monro, Inc.	3,179	174,654
Murphy USA, Inc.*	5,479	616,881
National Vision Holdings, Inc.*	13,260	404,695
OneWater Marine, Inc., Class A (x)*	908	22,046
Party City Holdco, Inc. (x)*	1,727,986	2,574,699
Rent-A-Center, Inc.	8,637	240,281
RH*	3,331	829,086
Sleep Number Corp.*	2,052	85,445
Sportsman’s Warehouse Holdings, Inc.*	8,468	120,669
Vroom, Inc.*	174,917	9,120,172
Winmark Corp.	154	26,371

		15,238,631

Textiles, Apparel & Luxury Goods (1.1%)
Brunello Cucinelli SpA (x)*	101,448	3,010,630
Crocs, Inc.*	13,336	491,032
Deckers Outdoor Corp.*	5,563	1,092,518
Steven Madden Ltd.	7,115	175,669
Superior Group of Cos., Inc.	715	9,581

		4,779,430

Total Consumer Discretionary		74,978,789

Consumer Staples (1.3%)
Beverages (0.1%)
Celsius Holdings, Inc.*	6,863	80,778
Coca-Cola Consolidated, Inc.	926	212,230
Craft Brew Alliance, Inc. (x)*	88	1,354
MGP Ingredients, Inc.	1,907	69,996
National Beverage Corp.*	2,335	142,482
New Age Beverages Corp. (x)*	5,975	9,142

		515,982

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club Holdings, Inc.*	27,237	1,015,123
Natural Grocers by Vitamin Cottage, Inc.	1,142	16,993
PriceSmart, Inc.	311	18,763

		1,050,879

Food Products (0.6%)
B&G Foods, Inc. (x)	11,204	273,154
Bridgford Foods Corp.*	280	4,637
Calavo Growers, Inc.	3,229	203,136
Cal-Maine Foods, Inc.*	2,110	93,853
Freshpet, Inc.*	7,756	648,867
Hostess Brands, Inc.*	10,681	130,522
J & J Snack Foods Corp.	784	99,670
John B Sanfilippo & Son, Inc.	1,737	148,218
Lancaster Colony Corp.	3,755	581,987
Limoneira Co.	666	9,650
Sanderson Farms, Inc.	3,117	361,229
Tootsie Roll Industries, Inc.	2,591	88,794

		2,643,717

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Central Garden & Pet Co.*	514	$18,499
Central Garden & Pet Co., Class A*	2,419	81,738
WD-40 Co.	2,543	504,277

		604,514

Personal Products (0.2%)
elf Beauty, Inc.*	5,188	98,935
Inter Parfums, Inc.	3,479	167,514
Lifevantage Corp.*	2,597	35,111
Medifast, Inc. (x)	2,256	313,065
Revlon, Inc., Class A*	47	465
USANA Health Sciences, Inc.*	2,321	170,431
Veru, Inc.*	9,931	33,170

		818,691

Tobacco (0.0%)
Turning Point Brands, Inc. (x)	1,737	43,269
Vector Group Ltd.	3,159	31,779

		75,048

Total Consumer Staples		5,708,831

Energy (0.2%)
Energy Equipment & Services (0.0%)
Cactus, Inc., Class A	4,387	90,504
DMC Global, Inc.	1,320	36,432

		126,936

Oil, Gas & Consumable Fuels (0.2%)
Ardmore Shipping Corp.	1,083	4,700
Contango Oil & Gas Co.*	3,170	7,259
Dorian LPG Ltd.*	954	7,384
Goodrich Petroleum Corp.*	844	6,077
Magnolia Oil & Gas Corp., Class A*	22,449	136,041
NextDecade Corp. (x)*	1,888	4,078
Texas Pacific Land Trust	951	565,550
Uranium Energy Corp.*	13,484	11,835

		742,924

Total Energy		869,860

Financials (4.5%)
Banks (0.4%)
Bank First Corp. (x)	1,145	73,395
Baycom Corp.*	529	6,829
Cambridge Bancorp	270	15,995
Century Bancorp, Inc., Class A	67	5,207
Coastal Financial Corp.*	94	1,365
Customers Bancorp, Inc.*	392	4,712
Esquire Financial Holdings, Inc.*	428	7,233
First Financial Bankshares, Inc. (x)	25,605	739,729
First Foundation, Inc.	1,937	31,651
Franklin Financial Network, Inc.	204	5,253
Glacier Bancorp, Inc.	1,993	70,333
Hanmi Financial Corp.	520	5,049
Independent Bank Corp./MA	496	33,277
Investors Bancorp, Inc.	12,561	106,769
Lakeland Financial Corp.	322	15,002
Meridian Corp.*	267	4,232
National Bank Holdings Corp., Class A	1,488	40,176
People’s Utah Bancorp	249	5,595
Reliant Bancorp, Inc.	167	2,720
ServisFirst Bancshares, Inc.	7,186	256,971
Stock Yards Bancorp, Inc.	667	26,813
Unity Bancorp, Inc.	140	2,002
West BanCorp, Inc.	358	6,261
Westamerica Bancorp	677	38,873

		1,505,442

Capital Markets (3.3%)
Artisan Partners Asset Management, Inc., Class A	4,560	148,200
Assetmark Financial Holdings, Inc.*	1,438	39,243
Brightsphere Investment Group, Inc.	12,473	155,414
Cohen & Steers, Inc.	4,890	332,765
Collier Creek Holdings, Class A (x)*	805,521	11,035,638
Cowen, Inc., Class A	1,905	30,880
Federated Hermes, Inc., Class B	5,579	132,222
Focus Financial Partners, Inc., Class A*	6,200	204,910
GAMCO Investors, Inc., Class A	1,016	13,523
Greenhill & Co., Inc.	2,857	28,541
Hamilton Lane, Inc., Class A	4,439	299,055
Healthcare Merger Corp.*	55,633	573,576
Houlihan Lokey, Inc.	8,803	489,799
INTL. FCStone, Inc.*	245	13,475
Moelis & Co., Class A	10,532	328,177
PJT Partners, Inc., Class A	4,731	242,890
Pzena Investment Management, Inc., Class A	2,836	15,428
Siebert Financial Corp. (x)*	2,716	13,743
Silvercrest Asset Management Group, Inc., Class A	769	9,774
Value Line, Inc.	160	4,318
Virtus Investment Partners, Inc.	135	15,699

		14,127,270

Consumer Finance (0.1%)
Atlanticus Holdings Corp. (x)*	1,043	10,785
Curo Group Holdings Corp.	3,570	29,167
FirstCash, Inc.	8,057	543,686
Green Dot Corp., Class A*	872	42,798

		626,436

Diversified Financial Services (0.0%)
GWG Holdings, Inc. (x)*	771	5,914

Insurance (0.7%)
Benefytt Technologies, Inc., Class A (x)*	2,116	43,293
BRP Group, Inc., Class A*	3,954	68,286
Crawford & Co., Class A	477	3,764
eHealth, Inc.*	5,080	499,059
FedNat Holding Co.	99	1,096
Global Indemnity Ltd.	265	6,344
Goosehead Insurance, Inc., Class A*	351	26,381
HCI Group, Inc.	357	16,486
Heritage Insurance Holdings, Inc.	411	5,380
Investors Title Co.	32	3,882
James River Group Holdings Ltd.	5,143	231,435
Kinsale Capital Group, Inc.	4,123	639,931
National General Holdings Corp.	6,482	140,076

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Palomar Holdings, Inc.*	3,027	$259,596
RLI Corp.	6,884	565,176
Trupanion, Inc. (x)*	5,971	254,902
Universal Insurance Holdings, Inc.	1,758	31,205

		2,796,292

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	881	25,073

Thrifts & Mortgage Finance (0.0%)
Axos Financial, Inc.*	1,011	22,323
Columbia Financial, Inc.*	2,667	37,218
Federal Agricultural Mortgage Corp., Class C	352	22,531
FS Bancorp, Inc.	84	3,240
Greene County Bancorp, Inc.	392	8,741
Hingham Institution For Savings (The)	19	3,188
Kearny Financial Corp.	3,448	28,205
NMI Holdings, Inc., Class A*	773	12,430
PennyMac Financial Services, Inc.	1,032	43,127
Walker & Dunlop, Inc.	447	22,712
Waterstone Financial, Inc.	319	4,731

		208,446

Total Financials		19,294,873

Health Care (25.7%)
Biotechnology (9.0%)
89bio, Inc. (x)*	741	14,768
Abeona Therapeutics, Inc.*	3,627	10,573
ADMA Biologics, Inc. (x)*	11,276	33,039
Aduro Biotech, Inc.*	10,543	24,354
Adverum Biotechnologies, Inc.*	12,627	263,652
Aeglea BioTherapeutics, Inc.*	7,012	64,861
Affimed NV*	14,402	66,465
Agenus, Inc. (x)*	27,185	106,837
Aimmune Therapeutics, Inc. (x)*	9,124	152,462
Akcea Therapeutics, Inc. (x)*	1,427	19,550
Akebia Therapeutics, Inc.*	26,058	353,868
Akero Therapeutics, Inc.*	2,206	54,974
Albireo Pharma, Inc. (x)*	1,821	48,238
Alector, Inc.*	9,304	227,390
Allakos, Inc. (x)*	4,857	349,024
Allogene Therapeutics, Inc.*	9,672	414,155
Amicus Therapeutics, Inc.*	50,640	763,651
Anavex Life Sciences Corp. (x)*	10,087	49,628
Apellis Pharmaceuticals, Inc.*	11,978	391,201
Applied Therapeutics, Inc. (x)*	2,625	94,894
Aprea Therapeutics, Inc.*	1,415	54,874
Aravive, Inc. (x)*	2,392	27,843
Arcturus Therapeutics Holdings, Inc.*	2,565	119,888
Arcus Biosciences, Inc.*	6,508	161,008
Arcutis Biotherapeutics, Inc.*	1,866	56,428
Ardelyx, Inc.*	14,371	99,447
Arena Pharmaceuticals, Inc.*	912	57,410
Arrowhead Pharmaceuticals, Inc.*	19,971	862,547
Assembly Biosciences, Inc.*	3,149	73,435
Atara Biotherapeutics, Inc.*	8,363	121,849
Athenex, Inc. (x)*	14,455	198,901
Athersys, Inc. (x)*	34,120	94,171
Atreca, Inc., Class A*	3,883	82,630
AVEO Pharmaceuticals, Inc.*	1,586	8,168
Avid Bioservices, Inc. (x)*	10,327	67,797
Avrobio, Inc.*	6,068	105,887
Axcella Health, Inc.*	1,875	10,369
Beam Therapeutics, Inc. (x)*	2,426	67,928
Beyondspring, Inc. (x)*	2,726	41,108
BioCryst Pharmaceuticals, Inc.*	24,919	118,739
Biohaven Pharmaceutical Holding Co. Ltd.*	9,400	687,234
BioSpecifics Technologies Corp.*	1,212	74,271
Bioxcel Therapeutics, Inc.*	2,082	110,367
Black Diamond Therapeutics, Inc.*	2,415	101,816
Blueprint Medicines Corp.*	10,797	842,166
BrainStorm Cell Therapeutics, Inc. (x)*	5,247	58,819
Bridgebio Pharma, Inc. (x)*	14,521	473,530
Calithera Biosciences, Inc.*	12,922	68,228
Calyxt, Inc. (x)*	1,496	7,375
CareDx, Inc.*	8,569	303,600
CASI Pharmaceuticals, Inc. (x)*	10,485	26,212
Castle Biosciences, Inc.*	2,017	76,021
Catabasis Pharmaceuticals, Inc. (x)*	2,487	15,991
Catalyst Pharmaceuticals, Inc.*	19,075	88,126
Cellular Biomedicine Group, Inc. (x)*	1,714	25,659
CEL-SCI Corp. (x)*	5,523	82,403
Centogene NV*	794	18,167
Checkpoint Therapeutics, Inc. (x)*	9,569	18,947
ChemoCentryx, Inc.*	8,876	510,725
Cidara Therapeutics, Inc.*	5,185	19,133
Clovis Oncology, Inc. (x)*	14,110	95,242
Cohbar, Inc. (m)(x)*	4,691	7,271
Coherus Biosciences, Inc.*	11,334	202,425
Constellation Pharmaceuticals, Inc.*	5,318	159,806
ContraFect Corp. (x)*	2,596	16,588
Corbus Pharmaceuticals Holdings, Inc. (x)*	13,042	109,422
Cortexyme, Inc. (x)*	2,888	133,714
Crinetics Pharmaceuticals, Inc. (x)*	5,296	92,786
Cue Biopharma, Inc.*	5,455	133,702
Cytokinetics, Inc.*	9,896	233,249
CytomX Therapeutics, Inc.*	8,972	74,737
Deciphera Pharmaceuticals, Inc.*	7,468	445,989
Denali Therapeutics, Inc.*	12,555	303,580
DermTech, Inc. (x)*	1,603	21,208
Dicerna Pharmaceuticals, Inc.*	13,044	331,318
Dyadic International, Inc. (x)*	3,135	27,149
Dynavax Technologies Corp. (x)*	14,872	131,915
Eagle Pharmaceuticals, Inc.*	2,129	102,149
Editas Medicine, Inc. (x)*	52,671	1,558,008
Eidos Therapeutics, Inc.*	2,160	102,967
Eiger BioPharmaceuticals, Inc.*	4,795	46,032
Emergent BioSolutions, Inc.*	8,887	702,784
Enanta Pharmaceuticals, Inc.*	308	15,465
Epizyme, Inc.*	11,063	177,672
Esperion Therapeutics, Inc. (x)*	5,182	265,888
Evelo Biosciences, Inc. (x)*	2,676	13,112
Exicure, Inc. (x)*	9,929	24,227
Fate Therapeutics, Inc.*	12,508	429,149
Fennec Pharmaceuticals, Inc.*	4,249	35,479

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
FibroGen, Inc.*	14,194	$575,283
Flexion Therapeutics, Inc.*	6,772	89,052
Forte Biosciences, Inc.*	1	10
Fortress Biotech, Inc. (x)*	11,391	30,528
Frequency Therapeutics, Inc. (x)*	5,540	128,805
G1 Therapeutics, Inc.*	3,141	76,201
Galectin Therapeutics, Inc. (x)*	7,721	23,626
Galera Therapeutics, Inc. (x)*	1,693	12,088
Genprex, Inc. (x)*	5,540	17,396
Gossamer Bio, Inc.*	4,089	53,157
Gritstone Oncology, Inc. (x)*	741	4,920
Halozyme Therapeutics, Inc.*	27,126	727,248
Harpoon Therapeutics, Inc.*	2,099	34,843
Heron Therapeutics, Inc.*	17,614	259,102
Homology Medicines, Inc.*	6,656	101,105
Hookipa Pharma, Inc.*	2,303	26,761
iBio, Inc.*	8,276	18,373
Ideaya Biosciences, Inc.*	602	8,554
IGM Biosciences, Inc. (x)*	1,396	101,908
Immunic, Inc. (x)*	557	6,751
ImmunoGen, Inc.*	14,421	66,337
Immunovant, Inc. (x)*	3,760	91,556
Inovio Pharmaceuticals, Inc. (x)*	28,304	762,793
Insmed, Inc.*	20,153	555,014
Intellia Therapeutics, Inc. (x)*	59,709	1,255,083
Intercept Pharmaceuticals, Inc.*	5,190	248,653
Invitae Corp. (x)*	22,989	696,337
Ironwood Pharmaceuticals, Inc.*	31,737	327,526
Kadmon Holdings, Inc.*	31,735	162,483
KalVista Pharmaceuticals, Inc.*	499	6,038
Karuna Therapeutics, Inc.*	3,051	340,064
Karyopharm Therapeutics, Inc. (x)*	14,063	266,353
Keros Therapeutics, Inc. (x)*	1,280	48,013
Kindred Biosciences, Inc.*	6,834	30,685
Kiniksa Pharmaceuticals Ltd., Class A*	3,453	87,982
Kodiak Sciences, Inc.*	5,769	312,218
Krystal Biotech, Inc.*	2,358	97,668
Kura Oncology, Inc.*	10,432	170,042
La Jolla Pharmaceutical Co. (x)*	3,252	13,854
Lexicon Pharmaceuticals, Inc. (x)*	8,452	16,862
Ligand Pharmaceuticals, Inc. (x)*	2,876	321,681
LogicBio Therapeutics, Inc. (x)*	2,308	19,526
MacroGenics, Inc.*	3,365	93,951
Madrigal Pharmaceuticals, Inc.*	1,721	194,903
Magenta Therapeutics, Inc.*	2,724	20,457
MannKind Corp. (x)*	41,802	73,153
Marker Therapeutics, Inc. (x)*	4,411	9,131
MediciNova, Inc. (x)*	8,513	46,140
MEI Pharma, Inc.*	18,047	74,534
MeiraGTx Holdings plc*	3,700	46,324
Mersana Therapeutics, Inc.*	9,023	211,138
Minerva Neurosciences, Inc. (x)*	6,579	23,750
Mirati Therapeutics, Inc.*	7,320	835,724
Mirum Pharmaceuticals, Inc. (x)*	579	11,267
Molecular Templates, Inc.*	4,769	65,765
Momenta Pharmaceuticals, Inc.*	22,063	734,036
Morphic Holding, Inc. (x)*	2,715	73,441
Mustang Bio, Inc.*	5,961	18,956
NantKwest, Inc.*	4,826	59,263
Natera, Inc.*	13,076	651,969
Neoleukin Therapeutics, Inc.*	5,842	96,977
Neubase Therapeutics, Inc. (x)*	3,397	29,826
NeuroBo Pharmaceuticals, Inc. (x)*	914	7,358
NextCure, Inc.*	3,035	65,070
Novavax, Inc. (x)*	3,096	258,052
Nymox Pharmaceutical Corp.*	6,763	24,009
Oncocyte Corp.*	8,384	16,013
Organogenesis Holdings, Inc.*	3,916	15,037
Orgenesis, Inc.*	1,321	8,032
ORIC Pharmaceuticals, Inc. (x)*	1,598	53,901
Ovid therapeutics, Inc.*	8,422	62,070
Oyster Point Pharma, Inc. (x)*	1,055	30,468
Passage Bio, Inc. (x)*	95,084	2,598,646
Pfenex, Inc.*	6,773	56,555
PhaseBio Pharmaceuticals, Inc. (x)*	3,201	14,725
Pieris Pharmaceuticals, Inc.*	10,275	31,853
Portola Pharmaceuticals, Inc.*	15,668	281,867
Precigen, Inc. (x)*	10,238	51,088
Precision BioSciences, Inc. (x)*	8,386	69,855
Prevail Therapeutics, Inc. (x)*	2,807	41,824
Principia Biopharma, Inc.*	5,372	321,192
Protagonist Therapeutics, Inc.*	4,445	78,499
Protara Therapeutics, Inc. (x)*	397	11,640
PTC Therapeutics, Inc.*	12,359	627,096
Puma Biotechnology, Inc.*	6,244	65,125
Radius Health, Inc.*	8,874	120,953
RAPT Therapeutics, Inc. (x)*	2,146	62,277
REGENXBIO, Inc.*	6,810	250,812
Replimune Group, Inc.*	3,406	84,639
Retrophin, Inc.*	8,129	165,913
REVOLUTION Medicines, Inc.*	2,881	90,953
Rhythm Pharmaceuticals, Inc.*	6,596	147,091
Rigel Pharmaceuticals, Inc.*	33,135	60,637
Rocket Pharmaceuticals, Inc.*	6,707	140,378
Rubius Therapeutics, Inc. (x)*	1,216	7,272
Sangamo Therapeutics, Inc.*	22,646	202,908
Scholar Rock Holding Corp.*	4,485	81,672
Selecta Biosciences, Inc. (x)*	6,297	17,883
Seres Therapeutics, Inc.*	8,703	41,426
Soleno Therapeutics, Inc. (x)*	5,626	12,490
Solid Biosciences, Inc. (x)*	437	1,280
Sorrento Therapeutics, Inc. (x)*	34,489	216,591
Spero Therapeutics, Inc.*	2,519	34,082
SpringWorks Therapeutics, Inc.*	4,168	175,056
Stoke Therapeutics, Inc.*	2,382	56,763
Sutro Biopharma, Inc.*	2,747	21,317
Syndax Pharmaceuticals, Inc.*	5,326	78,931
Syros Pharmaceuticals, Inc.*	8,180	87,199
TCR2 Therapeutics, Inc.*	193	2,964
TG Therapeutics, Inc.*	16,512	321,654
Translate Bio, Inc. (x)*	10,210	182,963
Turning Point Therapeutics, Inc.*	5,200	335,868
Twist Bioscience Corp.*	6,002	271,891
Tyme Technologies, Inc. (x)*	13,825	18,387
Ultragenyx Pharmaceutical, Inc.*	11,290	883,104
UNITY Biotechnology, Inc. (x)*	6,405	55,595
UroGen Pharma Ltd. (x)*	2,326	60,755
Vaxart, Inc.*	7,447	65,906
VBI Vaccines, Inc.*	27,704	85,882
Veracyte, Inc.*	10,029	259,751
Verastem, Inc. (x)*	13,120	22,566
Vericel Corp.*	7,859	108,611
Viela Bio, Inc.*	3,939	170,637

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Viking Therapeutics, Inc. (x)*	1,069	$7,707
Vir Biotechnology, Inc. (x)*	9,246	378,809
Voyager Therapeutics, Inc.*	5,030	63,479
vTv Therapeutics, Inc., Class A*	1,909	4,295
Xencor, Inc.*	10,466	338,994
XOMA Corp. (x)*	981	19,385
Y-mAbs Therapeutics, Inc.*	6,033	260,626
Zentalis Pharmaceuticals, Inc.*	1,902	91,334
ZIOPHARM Oncology, Inc. (x)*	28,204	92,509

		38,151,188

Health Care Equipment & Supplies (6.2%)
Accelerate Diagnostics, Inc. (x)*	5,977	90,611
Accuray, Inc.*	19,252	39,082
Alphatec Holdings, Inc.*	8,455	39,738
Antares Pharma, Inc.*	32,424	89,166
Apyx Medical Corp.*	644	3,574
Aspira Women’s Health, Inc. (x)*	8,956	34,391
AtriCure, Inc.*	7,840	352,408
Atrion Corp.	277	176,452
Axogen, Inc.*	7,119	65,780
Axonics Modulation Technologies, Inc. (x)*	6,008	210,941
Bellerophon Therapeutics, Inc.*	694	8,710
Beyond Air, Inc. (x)*	2,626	19,038
BioLife Solutions, Inc.*	1,399	22,874
BioSig Technologies, Inc. (x)*	4,245	30,564
Cantel Medical Corp.	7,557	334,246
Cardiovascular Systems, Inc.*	6,801	214,572
Cerus Corp.*	31,980	211,068
Chembio Diagnostics, Inc. (x)*	3,472	11,284
Co-Diagnostics, Inc. (x)*	5,150	99,653
CONMED Corp.	5,419	390,114
CryoLife, Inc.*	5,885	112,815
CryoPort, Inc. (x)*	6,786	205,277
Cutera, Inc.*	3,282	39,942
CytoSorbents Corp. (x)*	6,848	67,795
Electromed, Inc.*	1,431	22,023
GenMark Diagnostics, Inc.*	13,383	196,864
Glaukos Corp.*	8,434	324,034
Heska Corp.*	499	46,492
Inogen, Inc.*	2,420	85,958
Integer Holdings Corp.*	4,119	300,893
iRadimed Corp.*	1,149	26,668
iRhythm Technologies, Inc.*	5,399	625,690
Lantheus Holdings, Inc.*	9,417	134,663
LeMaitre Vascular, Inc.	2,714	71,650
LivaNova plc*	6,866	330,461
Meridian Bioscience, Inc.*	7,276	169,458
Merit Medical Systems, Inc.*	10,793	492,700
Mesa Laboratories, Inc.	799	173,223
Milestone Scientific, Inc.*	6,581	12,833
Misonix, Inc.*	1,364	18,509
Natus Medical, Inc.*	2,155	47,022
Nemaura Medical, Inc. (x)*	1,303	12,053
Neogen Corp.*	10,498	814,645
Nevro Corp.*	6,691	799,374
NuVasive, Inc.*	10,227	569,235
OraSure Technologies, Inc.*	7,497	87,190
OrthoPediatrics Corp. (x)*	2,381	104,193
PAVmed, Inc. (x)*	7,324	15,454
Penumbra, Inc.*	32,281	5,772,488
Pulse Biosciences, Inc. (x)*	3,101	32,436
Quotient Ltd. (x)*	787,749	5,829,343
Repro-Med Systems, Inc. (x)*	4,917	44,155
Retractable Technologies, Inc.*	2,603	18,273
Rockwell Medical, Inc. (x)*	12,703	24,771
Shockwave Medical, Inc.*	81,609	3,865,818
SI-BONE, Inc.*	5,007	79,812
Sientra, Inc. (x)*	7,443	28,804
Silk Road Medical, Inc.*	6,385	267,468
Soliton, Inc. (x)*	839	6,527
STAAR Surgical Co.*	9,006	554,229
Stereotaxis, Inc. (x)*	8,801	39,252
Surmodics, Inc.*	2,607	112,727
Tactile Systems Technology, Inc.*	3,615	149,769
Tela Bio, Inc.*	1,072	13,893
TransMedics Group, Inc. (x)*	3,881	69,548
Utah Medical Products, Inc.	518	45,905
Vapotherm, Inc.*	3,794	155,516
Venus Concept, Inc.*	2,137	7,458
ViewRay, Inc. (x)*	8,157	18,272
VolitionRX Ltd.*	4,403	17,128
Wright Medical Group NV*	25,585	760,386
Zynex, Inc. (x)*	3,300	82,071

		26,347,429

Health Care Providers & Services (2.6%)
1Life Healthcare, Inc.*	4,206	152,762
AdaptHealth Corp. (x)*	1,587	25,551
Addus HomeCare Corp.*	2,773	256,669
American Renal Associates Holdings, Inc.*	1,266	8,254
AMN Healthcare Services, Inc.*	9,284	420,008
Apollo Medical Holdings, Inc. (x)*	2,044	33,726
Avalon GloboCare Corp. (x)*	3,063	5,820
BioTelemetry, Inc.*	6,743	304,716
Catasys, Inc. (x)*	1,561	38,619
CorVel Corp.*	1,734	122,923
Covetrus, Inc.*	95,592	1,710,141
Cross Country Healthcare, Inc.*	819	5,045
Ensign Group, Inc. (The)	10,185	426,242
Exagen, Inc. (x)*	1,127	13,986
Fulgent Genetics, Inc.*	1,966	31,456
Hanger, Inc.*	952	15,765
HealthEquity, Inc.*	70,203	4,118,810
InfuSystem Holdings, Inc.*	2,919	33,685
Joint Corp. (The)*	2,770	42,298
LHC Group, Inc.*	6,040	1,052,893
Magellan Health, Inc.*	1,992	145,376
National Research Corp.	2,655	154,548
Option Care Health, Inc.*	6,270	87,028
Pennant Group, Inc. (The)*	5,108	115,441
PetIQ, Inc. (x)*	4,049	141,067
Progyny, Inc.*	5,189	133,928
Providence Service Corp. (The)*	2,378	187,648
R1 RCM, Inc.*	20,998	234,128
RadNet, Inc.*	8,439	133,927
Select Medical Holdings Corp.*	21,681	319,361
Sharps Compliance Corp. (x)*	2,878	20,232
Surgery Partners, Inc.*	4,443	51,405
Tenet Healthcare Corp.*	2,078	37,633
Tivity Health, Inc.*	3,953	44,787

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Triple-S Management Corp., Class B*	478	$9,092
US Physical Therapy, Inc.	2,490	201,740
Viemed Healthcare, Inc. (x)*	6,789	65,174

		10,901,884

Health Care Technology (3.1%)
Allscripts Healthcare Solutions, Inc.*	1,589	10,757
Evolent Health, Inc., Class A*	2,941	20,940
Health Catalyst, Inc. (x)*	6,354	185,346
HMS Holdings Corp.*	17,538	568,056
iCAD, Inc. (x)*	4,016	40,120
Inovalon Holdings, Inc., Class A*	14,826	285,549
Inspire Medical Systems, Inc.*	97,465	8,481,404
NantHealth, Inc.*	5,491	25,149
Omnicell, Inc.*	8,445	596,386
OptimizeRx Corp. (x)*	2,991	38,973
Phreesia, Inc.*	80,939	2,288,955
Schrodinger, Inc. (x)*	2,782	254,748
Simulations Plus, Inc.	2,496	149,311
Tabula Rasa HealthCare, Inc. (x)*	4,039	221,054
Vocera Communications, Inc.*	6,313	133,835

		13,300,583

Life Sciences Tools & Services (3.3%)
Adaptive Biotechnologies Corp.*	28,756	1,391,215
Champions Oncology, Inc. (x)*	1,383	13,221
ChromaDex Corp. (x)*	7,584	34,811
Codexis, Inc.*	10,445	119,073
Fluidigm Corp.*	1,206	4,836
Luminex Corp.	8,532	277,546
Medpace Holdings, Inc.*	5,441	506,122
NanoString Technologies, Inc.*	362,063	10,626,549
NeoGenomics, Inc.*	20,655	639,892
Pacific Biosciences of California, Inc.*	25,355	87,475
Personalis, Inc.*	3,798	49,260
Quanterix Corp. (x)*	3,713	101,699

		13,851,699

Pharmaceuticals (1.5%)
AcelRx Pharmaceuticals, Inc. (x)*	4,201	5,083
Aerie Pharmaceuticals, Inc. (x)*	7,428	109,637
Agile Therapeutics, Inc. (x)*	12,581	34,975
Amneal Pharmaceuticals, Inc.*	19,927	94,852
Amphastar Pharmaceuticals, Inc.*	6,968	156,501
ANI Pharmaceuticals, Inc.*	955	30,885
Aquestive Therapeutics, Inc. (x)*	3,963	19,260
Arvinas, Inc. (x)*	5,775	193,693
Avenue Therapeutics, Inc. (x)*	1,336	14,389
Axsome Therapeutics, Inc.*	5,532	455,173
BioDelivery Sciences International, Inc.*	17,535	76,453
Cara Therapeutics, Inc. (x)*	8,079	138,151
Cassava Sciences, Inc.*	1,623	4,999
Cerecor, Inc.*	6,950	18,070
Chiasma, Inc.*	7,518	40,447
Collegium Pharmaceutical, Inc.*	6,777	118,597
Corcept Therapeutics, Inc.*	19,250	323,785
CorMedix, Inc. (x)*	4,978	31,361
Durect Corp.*	38,909	90,269
Eloxx Pharmaceuticals, Inc. (x)*	6,285	19,044
Endo International plc*	19,083	65,455
Eton Pharmaceuticals, Inc. (x)*	2,798	15,249
Evofem Biosciences, Inc. (x)*	8,535	24,154
Evolus, Inc. (x)*	1,301	6,895
Fulcrum Therapeutics, Inc. (x)*	2,459	44,975
Harrow Health, Inc.*	4,328	22,549
IMARA, Inc. (x)*	973	26,884
Innoviva, Inc.*	12,472	174,359
Intersect ENT, Inc.*	6,376	86,331
Intra-Cellular Therapies, Inc.*	4,128	105,966
Kala Pharmaceuticals, Inc. (x)*	7,787	81,841
Kaleido Biosciences, Inc. (x)*	1,695	12,594
Liquidia Technologies, Inc. (x)*	4,016	33,815
Lyra Therapeutics, Inc. (x)*	737	8,358
Marinus Pharmaceuticals, Inc. (x)*	17,346	44,059
Menlo Therapeutics, Inc. (x)*	4,519	7,818
MyoKardia, Inc.*	8,658	836,536
NGM Biopharmaceuticals, Inc. (x)*	4,474	88,317
Ocular Therapeutix, Inc. (x)*	10,167	84,691
Odonate Therapeutics, Inc.*	2,580	109,237
Omeros Corp. (x)*	10,298	151,587
Optinose, Inc. (x)*	6,503	48,382
Osmotica Pharmaceuticals plc (x)*	1,694	11,401
Pacira BioSciences, Inc.*	8,302	435,606
Paratek Pharmaceuticals, Inc. (x)*	8,073	42,141
Phathom Pharmaceuticals, Inc. (x)*	2,117	69,670
Phibro Animal Health Corp., Class A	3,717	97,646
Prestige Consumer Healthcare, Inc.*	3,495	131,272
Provention Bio, Inc.*	8,337	117,635
Recro Pharma, Inc.*	4,127	18,778
Relmada Therapeutics, Inc. (x)*	2,766	123,778
Revance Therapeutics, Inc.*	8,766	214,066
Satsuma Pharmaceuticals, Inc.*	1,808	51,998
scPharmaceuticals, Inc.*	1,057	7,780
SIGA Technologies, Inc.*	11,131	65,784
Strongbridge Biopharma plc*	6,424	24,283
Supernus Pharmaceuticals, Inc.*	2,119	50,326
TherapeuticsMD, Inc. (x)*	42,642	53,302
Theravance Biopharma, Inc.*	7,813	163,995
Tricida, Inc.*	5,542	152,294
Verrica Pharmaceuticals, Inc. (x)*	2,442	26,886
WaVe Life Sciences Ltd. (x)*	4,148	43,181
Xeris Pharmaceuticals, Inc. (x)*	7,197	19,144
Zogenix, Inc.*	11,114	300,189

		6,276,831

Total Health Care		108,829,614

Industrials (6.0%)
Aerospace & Defense (0.4%)
Aerojet Rocketdyne Holdings, Inc.*	14,548	576,683
AeroVironment, Inc.*	4,323	344,241
Cubic Corp.	681	32,708
Kratos Defense & Security Solutions, Inc.*	21,132	330,293
National Presto Industries, Inc.	59	5,156
PAE, Inc. (x)*	11,647	111,345
Parsons Corp.*	3,270	118,505
Vectrus, Inc.*	856	42,055

		1,560,986

See Notes to Financial Statements.

1212

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	11,755	$261,784
Atlas Air Worldwide Holdings, Inc.*	328	14,114
Forward Air Corp.	3,346	166,697

		442,595

Airlines (0.0%)
Allegiant Travel Co.	316	34,510

Building Products (0.8%)
AAON, Inc.	8,156	442,789
Advanced Drainage Systems, Inc.	9,864	487,282
Alpha Pro Tech Ltd. (x)*	2,449	43,347
Apogee Enterprises, Inc.	746	17,188
Builders FirstSource, Inc.*	20,919	433,023
Cornerstone Building Brands, Inc.*	3,453	20,925
CSW Industrials, Inc.	2,772	191,573
Gibraltar Industries, Inc.*	1,445	69,375
Masonite International Corp.*	4,860	378,011
Patrick Industries, Inc.	4,232	259,210
PGT Innovations, Inc.*	4,287	67,220
Simpson Manufacturing Co., Inc.	8,654	730,051
UFP Industries, Inc.	10,029	496,536

		3,636,530

Commercial Services & Supplies (0.8%)
Advanced Disposal Services, Inc.*	13,497	407,204
Brady Corp., Class A	7,241	339,024
Brink’s Co. (The)	9,975	453,962
Casella Waste Systems, Inc., Class A*	7,997	416,804
Cimpress plc*	1,141	87,104
Covanta Holding Corp.	9,202	88,247
Healthcare Services Group, Inc.	14,852	363,280
Interface, Inc.	2,005	16,321
McGrath RentCorp	2,690	145,287
Mobile Mini, Inc.	2,112	62,304
Pitney Bowes, Inc.	13,090	34,034
Tetra Tech, Inc.	10,694	846,109
UniFirst Corp.	160	28,632

		3,288,312

Construction & Engineering (0.2%)
Ameresco, Inc., Class A*	4,844	134,566
Comfort Systems USA, Inc.	2,045	83,334
Construction Partners, Inc., Class A (x)*	1,845	32,767
Dycom Industries, Inc.*	4,393	179,630
EMCOR Group, Inc.	880	58,203
Granite Construction, Inc.	1,014	19,408
HC2 Holdings, Inc. (x)*	8,590	28,691
IES Holdings, Inc.*	594	13,763
MasTec, Inc.*	754	33,832
MYR Group, Inc.*	2,048	65,352
NV5 Global, Inc.*	2,009	102,117
Primoris Services Corp.	5,273	93,649
Sterling Construction Co., Inc.*	803	8,407
WillScot Corp.*	6,203	76,235

		929,954

Electrical Equipment (0.5%)
Allied Motion Technologies, Inc.	1,254	44,266
Atkore International Group, Inc.*	9,475	259,141
Bloom Energy Corp., Class A (x)*	15,713	170,957
EnerSys	765	49,251
FuelCell Energy, Inc. (x)*	27,925	63,111
Orion Energy Systems, Inc.*	5,301	18,341
Plug Power, Inc. (x)*	64,694	531,138
Sunrun, Inc.*	23,159	456,696
TPI Composites, Inc.*	5,965	139,402
Vicor Corp.*	3,583	257,797
Vivint Solar, Inc. (x)*	9,690	95,931

		2,086,031

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	572	12,304

Machinery (1.4%)
Alamo Group, Inc.	1,571	161,247
Albany International Corp., Class A	4,979	292,317
Blue Bird Corp.*	1,473	22,080
Douglas Dynamics, Inc.	4,185	146,977
Energy Recovery, Inc.*	7,353	55,846
Enerpac Tool Group Corp.	3,983	70,101
ESCO Technologies, Inc.	4,703	397,545
Evoqua Water Technologies Corp.*	17,135	318,711
ExOne Co. (The) (x)*	1,711	14,629
Federal Signal Corp.	11,001	327,060
Franklin Electric Co., Inc.	8,503	446,577
Gencor Industries, Inc.*	300	3,792
Gorman-Rupp Co. (The)	546	16,970
Helios Technologies, Inc.	2,559	95,323
John Bean Technologies Corp.	6,209	534,098
Kadant, Inc.	2,249	224,135
Lindsay Corp.	2,177	200,741
Luxfer Holdings plc	311	4,401
Meritor, Inc.*	10,597	209,821
Mueller Water Products, Inc., Class A	1,930	18,200
Omega Flex, Inc.	590	62,422
Proto Labs, Inc.*	5,308	596,991
RBC Bearings, Inc.*	4,889	655,321
REV Group, Inc.	769	4,691
Rexnord Corp.	1,604	46,757
Shyft Group, Inc. (The)	6,742	113,535
SPX Corp.*	6,395	263,154
Tennant Co.	3,582	232,866
Watts Water Technologies, Inc., Class A	2,420	196,020
Welbilt, Inc.*	7,165	43,635

		5,775,963

Professional Services (0.7%)
Akerna Corp. (x)*	1,709	15,039
ASGN, Inc.*	8,369	558,045
Barrett Business Services, Inc.	117	6,216
CBIZ, Inc.*	1,686	40,413
CRA International, Inc.	1,120	44,240
Exponent, Inc.	10,213	826,538
Forrester Research, Inc.*	2,202	70,552
Franklin Covey Co.*	2,462	52,687
Huron Consulting Group, Inc.*	442	19,559
ICF International, Inc.	1,783	115,592
Insperity, Inc.	3,554	230,050
Kforce, Inc.	3,871	113,227

See Notes to Financial Statements.

1213

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mastech Digital, Inc.*	813	$21,081
Red Violet, Inc.*	1,317	23,232
TriNet Group, Inc.*	8,187	498,916
Upwork, Inc.*	18,561	268,021
Willdan Group, Inc.*	1,424	35,614

		2,939,022

Road & Rail (0.3%)
Avis Budget Group, Inc. (x)*	10,486	240,025
Daseke, Inc.*	8,815	34,643
Marten Transport Ltd.	3,778	95,054
PAM Transportation Services, Inc.*	210	6,458
Saia, Inc.*	5,241	582,694
Universal Logistics Holdings, Inc.	1,010	17,554
Werner Enterprises, Inc.	10,728	466,990

		1,443,418

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.	3,022	188,543
CAI International, Inc.*	543	9,046
EVI Industries, Inc. (x)*	89,452	1,942,003
Foundation Building Materials, Inc.*	909	14,189
Herc Holdings, Inc.*	295	9,065
Kaman Corp.	626	26,042
Lawson Products, Inc.*	560	18,066
SiteOne Landscape Supply, Inc.*	8,319	948,116
Systemax, Inc.	1,732	35,575
Transcat, Inc.*	1,296	33,515

		3,224,160

Total Industrials		25,373,785

Information Technology (24.7%)
Communications Equipment (0.4%)
Acacia Communications, Inc.*	7,799	524,015
CalAmp Corp.*	4,257	34,099
Calix, Inc.*	9,669	144,068
Cambium Networks Corp.*	1,687	12,416
Casa Systems, Inc.*	6,819	28,367
Clearfield, Inc.*	2,473	34,523
Extreme Networks, Inc.*	23,112	100,306
Genasys, Inc.*	6,785	32,975
Infinera Corp.*	15,524	91,902
Inseego Corp. (x)*	6,245	72,442
InterDigital, Inc.	1,960	110,995
Plantronics, Inc. (x)	2,222	32,619
Resonant, Inc.*	9,918	23,109
Viavi Solutions, Inc.*	45,856	584,206

		1,826,042

Electronic Equipment, Instruments & Components (1.1%)
Akoustis Technologies, Inc. (x)*	6,190	51,315
Badger Meter, Inc.	5,833	367,012
ePlus, Inc.*	2,201	155,567
Fabrinet*	7,323	457,102
FARO Technologies, Inc.*	3,241	173,718
Fitbit, Inc., Class A*	31,677	204,633
II-VI, Inc.*	15,790	745,604
Insight Enterprises, Inc.*	1,882	92,594
Intellicheck, Inc.*	3,239	24,454
Iteris, Inc.*	8,772	41,711
Itron, Inc.*	7,990	529,338
Luna Innovations, Inc. (x)*	5,751	33,586
Methode Electronics, Inc.	1,242	38,825
Napco Security Technologies, Inc.*	2,412	56,417
nLight, Inc.*	6,801	151,390
Novanta, Inc.*	6,810	727,104
OSI Systems, Inc.*	3,371	251,611
PAR Technology Corp. (x)*	3,174	94,998
PC Connection, Inc.	196	9,087
Plexus Corp.*	4,686	330,644
Research Frontiers, Inc. (x)*	5,289	21,473
Rogers Corp.*	639	79,619
Wrap Technologies, Inc. (x)*	2,282	23,915

		4,661,717

IT Services (6.5%)
Brightcove, Inc.*	8,107	63,883
Cardtronics plc, Class A*	5,195	124,576
Cass Information Systems, Inc.	2,814	109,830
CSG Systems International, Inc.	6,548	271,022
Endurance International Group Holdings, Inc.*	12,778	51,495
EVERTEC, Inc.	11,852	333,041
Evo Payments, Inc., Class A*	8,036	183,462
ExlService Holdings, Inc.*	6,699	424,717
Fastly, Inc., Class A*	254,128	21,633,917
GreenSky, Inc., Class A*	12,102	59,300
Grid Dynamics Holdings, Inc. (x)*	4,273	29,484
GTT Communications, Inc. (x)*	6,205	50,633
Hackett Group, Inc. (The)	4,357	58,994
I3 Verticals, Inc., Class A (x)*	2,937	88,844
International Money Express, Inc. (x)*	2,485	30,963
KBR, Inc.	3,453	77,865
Limelight Networks, Inc.*	22,959	168,978
LiveRamp Holdings, Inc.*	10,546	447,889
ManTech International Corp., Class A	2,278	156,020
MAXIMUS, Inc.	12,112	853,290
NIC, Inc.	13,182	302,659
Paysign, Inc. (x)*	6,247	60,658
Perficient, Inc.*	6,435	230,244
Perspecta, Inc.	22,940	532,896
PFSweb, Inc. (x)*	2,062	13,774
Priority Technology Holdings, Inc.*	1,044	2,704
Repay Holdings Corp.*	7,484	184,331
Sykes Enterprises, Inc.*	451	12,475
TTEC Holdings, Inc.	3,587	167,011
Tucows, Inc., Class A (x)*	1,856	106,386
Unisys Corp.*	1,230	13,419
Verra Mobility Corp.*	26,814	275,648
Virtusa Corp.*	5,657	183,683

		27,304,091

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Energy Industries, Inc.*	7,568	513,035
Ambarella, Inc.*	1,973	90,363
Amkor Technology, Inc.*	3,302	40,648
Atomera, Inc. (x)*	2,888	25,992
Axcelis Technologies, Inc.*	5,955	165,847
Brooks Automation, Inc.	14,439	638,781
Cabot Microelectronics Corp.	5,765	804,448
CEVA, Inc.*	4,295	160,719
Cohu, Inc.	535	9,277

See Notes to Financial Statements.

1214

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CyberOptics Corp.*	1,420	$45,738
Diodes, Inc.*	1,481	75,087
DSP Group, Inc.*	3,935	62,488
FormFactor, Inc.*	15,472	453,794
Ichor Holdings Ltd.*	4,350	115,623
Impinj, Inc. (x)*	3,324	91,310
Lattice Semiconductor Corp.*	26,808	761,079
MACOM Technology Solutions Holdings, Inc.*	9,487	325,879
MaxLinear, Inc.*	7,891	169,341
NeoPhotonics Corp.*	6,638	58,945
NVE Corp.	874	54,039
Onto Innovation, Inc.*	2,306	78,496
PDF Solutions, Inc.*	5,304	103,746
Pixelworks, Inc.*	6,581	21,257
Power Integrations, Inc.	5,861	692,360
Semtech Corp.*	12,833	670,139
Silicon Laboratories, Inc.*	8,592	861,520
SiTime Corp.*	998	47,315
SMART Global Holdings, Inc.*	2,649	72,000
SunPower Corp.*	10,404	79,695
Synaptics, Inc.*	6,444	387,413
Ultra Clean Holdings, Inc.*	7,829	177,170

		7,853,544

Software (14.8%)
8x8, Inc. (x)*	20,359	325,744
A10 Networks, Inc.*	12,236	83,327
ACI Worldwide, Inc.*	22,732	613,537
Agilysys, Inc.*	3,658	65,625
Alarm.com Holdings, Inc.*	9,025	584,910
Altair Engineering, Inc., Class A*	8,396	333,741
American Software, Inc., Class A	5,923	93,346
Appfolio, Inc., Class A*	73,272	11,922,087
Appian Corp. (x)*	227,943	11,682,079
Avalara, Inc.*	55,068	7,329,000
Avaya Holdings Corp.*	18,671	230,774
Benefitfocus, Inc.*	6,055	65,152
Bill.com Holdings, Inc.*	52,918	4,773,733
Blackbaud, Inc.	9,818	560,411
Blackline, Inc.*	10,014	830,261
Bottomline Technologies DE, Inc.*	8,659	439,617
Box, Inc., Class A*	29,379	609,908
ChannelAdvisor Corp.*	5,464	86,550
Cloudera, Inc. (x)*	20,049	255,023
CommVault Systems, Inc.*	8,331	322,410
Cornerstone OnDemand, Inc.*	12,072	465,496
Digimarc Corp. (x)*	2,065	33,019
Digital Turbine, Inc.*	16,284	204,690
Domo, Inc., Class B*	5,031	161,847
Ebix, Inc. (x)	2,868	64,128
eGain Corp.*	1,621	18,009
Elastic NV*	38,944	3,591,026
Envestnet, Inc.*	10,562	776,729
ForeScout Technologies, Inc.*	9,462	200,594
GlobalSCAPE, Inc.	2,844	27,729
Intelligent Systems Corp.*	1,481	50,472
J2 Global, Inc.*	9,239	583,997
LivePerson, Inc.*	12,150	503,374
Majesco*	1,674	13,158
MicroStrategy, Inc., Class A*	971	114,860
Mimecast Ltd.*	11,254	468,842
Mitek Systems, Inc.*	4,601	44,216
MobileIron, Inc.*	19,346	95,376
Model N, Inc.*	6,921	240,574
OneSpan, Inc.*	6,596	184,226
Ping Identity Holding Corp. (x)*	3,168	101,661
Progress Software Corp.	8,962	347,278
PROS Holdings, Inc.*	7,861	349,264
Q2 Holdings, Inc.*	9,881	847,691
QAD, Inc., Class A	2,293	94,655
Qualys, Inc.*	6,767	703,903
Rapid7, Inc.*	10,054	512,955
Rimini Street, Inc.*	4,345	22,377
Rosetta Stone, Inc.*	727	12,257
SailPoint Technologies Holding, Inc.*	17,610	466,137
Sapiens International Corp. NV	5,265	147,315
SecureWorks Corp., Class A*	180	2,057
ShotSpotter, Inc. (x)*	1,708	43,042
Smartsheet, Inc., Class A*	122,196	6,222,220
Smith Micro Software, Inc.*	6,643	29,628
Sprout Social, Inc., Class A (x)*	1,683	45,441
SPS Commerce, Inc.*	7,031	528,169
SVMK, Inc.*	23,832	561,005
Telenav, Inc.*	2,776	15,240
Tenable Holdings, Inc.*	12,236	364,755
Upland Software, Inc.*	4,500	156,420
Varonis Systems, Inc.*	6,248	552,823
Verint Systems, Inc.*	5,664	255,900
Veritone, Inc. (x)*	4,553	67,658
VirnetX Holding Corp. (x)	6,627	43,076
Workiva, Inc.*	7,701	411,926
Xperi Holding Corp.	1,564	23,085
Yext, Inc.*	20,252	336,386
Zix Corp.*	10,764	74,272
Zuora, Inc., Class A*	19,272	245,718

		62,633,911

Technology Hardware, Storage & Peripherals (0.0%)
Avid Technology, Inc.*	6,131	44,572
Diebold Nixdorf, Inc.*	5,545	33,603
Immersion Corp.*	2,638	16,435
Intevac, Inc.*	1,580	8,627
Quantum Corp.*	1,813	6,998
Super Micro Computer, Inc.*	2,584	73,360

		183,595

Total Information Technology		104,462,900

Materials (1.3%)
Chemicals (0.7%)
American Vanguard Corp.	1,039	14,297
Amyris, Inc. (x)*	1,416	6,046
Balchem Corp.	5,864	556,259
Chase Corp.	1,443	147,907
Ferro Corp.*	12,055	143,937
GCP Applied Technologies, Inc.*	7,527	139,852
Hawkins, Inc.	1,029	43,815
HB Fuller Co.	6,664	297,214
Ingevity Corp.*	8,250	433,702
Innospec, Inc.	3,955	305,524
Koppers Holdings, Inc.*	2,372	44,688
Marrone Bio Innovations, Inc.*	15,627	18,284

See Notes to Financial Statements.

1215

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Orion Engineered Carbons SA	6,727	$71,239
PQ Group Holdings, Inc.*	1,183	15,663
Quaker Chemical Corp.	2,638	489,745
Sensient Technologies Corp.	3,390	176,822
Stepan Co.	374	36,315
Trinseo SA	2,341	51,877
Tronox Holdings plc, Class A	6,136	44,302

		3,037,488

Construction Materials (0.0%)
Forterra, Inc.*	3,988	44,506
United States Lime & Minerals, Inc.	5	422

		44,928

Containers & Packaging (0.1%)
Myers Industries, Inc.	2,691	39,154
O-I Glass, Inc.	23,735	213,140
UFP Technologies, Inc.*	133	5,860

		258,154

Metals & Mining (0.3%)
Caledonia Mining Corp. plc	774	13,406
Compass Minerals International, Inc.	6,784	330,720
Materion Corp.	1,203	73,972
Novagold Resources, Inc.*	44,121	405,031
Royal Gold, Inc.	4,531	563,294

		1,386,423

Paper & Forest Products (0.2%)
Boise Cascade Co.	1,366	51,375
Louisiana-Pacific Corp.	22,447	575,766

		627,141

Total Materials		5,354,134

Real Estate (7.5%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexander’s, Inc. (REIT)	409	98,528
Bluerock Residential Growth REIT, Inc. (REIT) (x)	1,618	13,073
CareTrust REIT, Inc. (REIT)	2,634	45,199
CatchMark Timber Trust, Inc. (REIT), Class A	1,024	9,062
CIM Commercial Trust Corp. (REIT)	2,087	22,498
Clipper Realty, Inc. (REIT)	2,202	17,836
Community Healthcare Trust, Inc. (REIT)	4,161	170,185
Easterly Government Properties, Inc. (REIT)	15,046	347,864
EastGroup Properties, Inc. (REIT)	7,272	862,532
Four Corners Property Trust, Inc. (REIT)	14,099	344,016
Gladstone Commercial Corp. (REIT)	1,713	32,119
Gladstone Land Corp. (REIT)	1,772	28,104
Innovative Industrial Properties, Inc. (REIT) (x)	1,366	120,235
LTC Properties, Inc. (REIT)	2,910	109,620
Monmouth Real Estate Investment Corp. (REIT)	16,936	245,403
National Health Investors, Inc. (REIT)	2,771	168,255
National Storage Affiliates Trust (REIT)	12,369	354,496
NexPoint Residential Trust, Inc. (REIT)	670	23,684
Plymouth Industrial REIT, Inc. (REIT) (x)	2,858	36,582
PS Business Parks, Inc. (REIT)	3,968	525,363
QTS Realty Trust, Inc. (REIT), Class A	11,271	722,358
Ryman Hospitality Properties, Inc. (REIT)	8,716	301,574
Safehold, Inc. (REIT) (x)	1,870	107,506
Saul Centers, Inc. (REIT)	2,113	68,187
STAG Industrial, Inc. (REIT)	2,371	69,518
Terreno Realty Corp. (REIT)	5,658	297,837
UMH Properties, Inc. (REIT)	5,855	75,705
Uniti Group, Inc. (REIT)	38,513	360,097
Universal Health Realty Income Trust (REIT)	2,203	175,116

		5,752,552

Real Estate Management & Development (6.1%)
Altisource Portfolio Solutions SA (x)*	88	1,297
Cushman & Wakefield plc*	7,405	92,266
eXp World Holdings, Inc. (x)*	4,705	80,220
FirstService Corp.	111,971	11,278,753
Griffin Industrial Realty, Inc.	338	18,310
Marcus & Millichap, Inc.*	433	12,496
Maui Land & Pineapple Co., Inc.*	585	6,494
Redfin Corp.*	343,385	14,391,265
RMR Group, Inc. (The), Class A	2,680	78,980
St Joe Co. (The)*	3,188	61,911

		26,021,992

Total Real Estate		31,774,544

Utilities (0.8%)
Electric Utilities (0.1%)
El Paso Electric Co.	987	66,129
Genie Energy Ltd., Class B	2,606	19,180
MGE Energy, Inc.	1,851	119,408
Otter Tail Corp.	2,628	101,940
Spark Energy, Inc., Class A	2,414	17,067

		323,724

Gas Utilities (0.2%)
Brookfield Infrastructure Corp., Class A	3,171	144,407
Chesapeake Utilities Corp.	2,988	250,992
Northwest Natural Holding Co.	639	35,650
ONE Gas, Inc.	1,189	91,613
RGC Resources, Inc.	705	17,040
South Jersey Industries, Inc.	10,655	266,268
Southwest Gas Holdings, Inc.	885	61,109

		867,079

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	1,831	3,662
Clearway Energy, Inc., Class A	1,271	26,653
Clearway Energy, Inc., Class C	3,237	74,645
Ormat Technologies, Inc.	7,939	504,047
Sunnova Energy International, Inc.*	794	13,554
TerraForm Power, Inc., Class A	1,622	29,910

		652,471

See Notes to Financial Statements.

1216

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.4%)
American States Water Co.	7,319	$575,493
Artesian Resources Corp., Class A	125	4,536
Cadiz, Inc. (x)*	2,223	22,586
California Water Service Group	8,939	426,390
Global Water Resources, Inc.	2,339	24,653
Middlesex Water Co.	3,435	230,763
Pure Cycle Corp.*	3,490	32,073
SJW Group	2,762	171,548
York Water Co. (The)	2,587	124,073

		1,612,115

Total Utilities		3,455,389

Total Common Stocks (96.4%) (Cost $328,429,434)		408,578,660

PREFERRED STOCK:
Consumer Discretionary (0.1%)
Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. 1.020%	14,101	267,918

Total Preferred Stock (0.1%) (Cost $750,146)		267,918

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)(x)*	90	—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR (r)*	899	—

Total Rights (0.0%) (Cost $—)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	20,000,000	20,000,000
JPMorgan Prime Money Market Fund, IM Shares	6,029,088	6,034,514

Total Investment Companies		26,034,514

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.8%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $3,200,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $3,264,003. (xx)	$3,200,000	3,200,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $1,300,008, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $1,326,001. (xx)	1,300,000	1,300,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $1,600,015, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $1,777,926. (xx)	1,600,000	1,600,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $8,151,589, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $8,314,605. (xx)	8,151,573	8,151,573
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $5,400,030, collateralized by various Common Stocks; total market value $6,000,984. (xx)	5,400,000	5,400,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $8,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 4/15/21-11/15/49; total market value $8,160,000. (xx)	8,000,000	8,000,000
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $1,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 7/9/20-8/15/48; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		28,651,573

Total Short-Term Investments (12.9%) (Cost $54,686,626)		54,686,087

Total Investments in Securities (109.4%) (Cost $383,866,206)		463,532,665
Other Assets Less Liabilities (-9.4%)		(39,913,935)

Net Assets (100%)		$423,618,730

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $59,337 or 0.0% of net assets.

See Notes to Financial Statements.

1217

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $54,686,164. This was collateralized by $7,008,896 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $48,651,573 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	31	9/2020	USD	2,228,280	97,910

					97,910

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$28,475,941	$—	$—		$28,475,941
Consumer Discretionary	68,348,265	6,630,524	—		74,978,789
Consumer Staples	5,708,831	—	—		5,708,831
Energy	869,860	—	—		869,860
Financials	18,721,297	573,576	—		19,294,873
Health Care	108,829,614	—	—		108,829,614
Industrials	25,373,785	—	—		25,373,785
Information Technology	104,462,900	—	—		104,462,900
Materials	5,354,134	—	—		5,354,134
Real Estate	20,477,481	11,297,063	—		31,774,544
Utilities	3,455,389	—	—		3,455,389
Futures	97,910	—	—		97,910
Preferred Stock
Consumer Discretionary	267,918	—	—		267,918
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	26,034,514	—	—		26,034,514
Repurchase Agreements	—	28,651,573	—		28,651,573

Total Assets	$416,477,839	$47,152,736	$—		$463,630,575

Total Liabilities	$—	$—	$—		$—

Total	$416,477,839	$47,152,736	$—		$463,630,575

(a)	Value is zero.

See Notes to Financial Statements.

1218

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$97,910	*

Total		$97,910

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$509,321	$509,321

Total	$509,321	$509,321

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$77,240	$77,240

Total	$77,240	$77,240

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,678,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 10%)*	$244,638,319
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 14%)*	$234,171,740

*	During the six months ended June 30, 2020, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,746,207
Aggregate gross unrealized depreciation	(19,010,607)

Net unrealized appreciation	$79,735,600

Federal income tax cost of investments in securities and derivative instruments, if applicable	$383,894,975

See Notes to Financial Statements.

1219

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $355,214,633)	$434,881,092
Repurchase Agreements (Cost $28,651,573)	28,651,573
Cash	6,938,035
Foreign cash (Cost $742)	732
Cash held as collateral at broker for futures	368,600
Receivable for securities sold	9,854,877
Securities lending income receivable	143,868
Due from Custodian	140,213
Dividends, interest and other receivables	81,903
Due from broker for futures variation margin	39,544
Receivable for Portfolio shares sold	4,432
Other assets	4,102

Total assets	481,108,971

LIABILITIES
Payable for return of collateral on securities loaned	48,651,573
Payable for securities purchased	8,325,058
Investment management fees payable	242,016
Payable for Portfolio shares redeemed	164,981
Administrative fees payable	42,400
Distribution fees payable – Class IB	13,145
Accrued expenses	51,068

Total liabilities	57,490,241

NET ASSETS	$423,618,730

Net assets were comprised of:
Paid in capital	$277,860,991
Total distributable earnings (loss)	145,757,739

Net assets	$423,618,730

Class IB
Net asset value, offering and redemption price per share, $122,762,824 / 9,747,058 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.59

Class K
Net asset value, offering and redemption price per share, $300,855,906 / 23,526,193 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.79

(x)	Includes value of securities on loan of $54,686,164.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,306 foreign withholding tax)	$633,157
Interest	19,532
Securities lending (net)	512,077

Total income	1,164,766

EXPENSES
Investment management fees	1,303,050
Administrative fees	201,297
Custodian fees	40,463
Professional fees	29,051
Printing and mailing expenses	21,004
Distribution fees – Class IB	13,323
Trustees’ fees	5,049
Miscellaneous	2,608

Gross expenses	1,615,845
Less: Waiver from investment manager	(134,895)

Net expenses	1,480,950

NET INVESTMENT INCOME (LOSS)	(316,184)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	65,600,611
Futures contracts	509,321
Foreign currency transactions	(26,874)

Net realized gain (loss)	66,083,058

Change in unrealized appreciation (depreciation) on:
Investments in securities	8,749,519
Futures contracts	77,240
Foreign currency translations	(45)

Net change in unrealized appreciation (depreciation)	8,826,714

NET REALIZED AND UNREALIZED GAIN (LOSS)	74,909,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,593,588

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(316,184)	$462,642
Net realized gain (loss)	66,083,058	38,459,729
Net change in unrealized appreciation (depreciation)	8,826,714	50,806,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	74,593,588	89,728,821

Distributions to shareholders:
Class IB	—	(18,470)
Class K	—	(37,791,744)

Total distributions to shareholders	—	(37,810,214)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [31,633 and 255 shares, respectively]	368,513	2,812
Capital shares issued in connection with merger (Note 8) [53,506 and 0 shares, respectively]	620,356	—
Capital shares exchanged in connection with merger (Note 8) [9,749,072 and 0 shares, respectively]	113,032,913	—
Capital shares issued in reinvestment of distributions [0 and 1,819 shares, respectively]	—	18,470
Capital shares repurchased [(102,753) and (1) shares, respectively]	(1,246,772)	(16)

Total Class IB transactions	112,775,010	21,266

Class K
Capital shares sold [4,027,124 and 683,541 shares, respectively]	41,798,632	7,665,963
Capital shares issued in reinvestment of dividends and distributions [0 and 3,671,513 shares, respectively]	—	37,791,744
Capital shares exchanged in connection with merger (Note 8) [(9,602,121) and 0 shares, respectively]	(113,032,913)	—
Capital shares repurchased [(2,039,880) and (2,935,470) shares, respectively]	(20,912,856)	(32,490,529)

Total Class K transactions	(92,147,137)	12,967,178

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	20,627,873	12,988,444

TOTAL INCREASE (DECREASE) IN NET ASSETS	95,221,461	64,907,051
NET ASSETS:
Beginning of period	328,397,269	263,490,218

End of period	$423,618,730	$328,397,269

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,				May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡
Class IB			2019	2018	2017	2016
Net asset value, beginning of period	$10.39		$8.76	$10.89	$9.74	$9.14	$10.27		$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.01)	(0.04)	(0.05)	(0.02)	(0.05)		(0.02)
Net realized and unrealized gain (loss)	2.21		2.99	(0.33)	2.38	0.82	(0.76)		0.63

Total from investment operations	2.20		2.98	(0.37)	2.33	0.80	(0.81)		0.61

Less distributions:
Distributions from net realized gains	—		(1.35)	(1.76)	(1.18)	(0.20)	(0.32)		—

Net asset value, end of period	$12.59		$10.39	$8.76	$10.89	$9.74	$9.14		$10.67

Total return (b)	21.17%		34.35%	(4.77)%	24.14%	8.77%	(7.82)%		(6.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122,763		$162	$118	$124	$100	$92		$—
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.15%	1.15%	1.15%	1.18%	1.21%		1.23%
Before waivers and reimbursements (a)(f)	1.22%		1.24%	1.23%	1.24%	1.24%	1.21%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.23)%		(0.10)%	(0.38)%	(0.42)%	(0.25)%	(0.67	)%(l)	(0.69	)%(l)
Before waivers and reimbursements (a)(f)	(0.30)%		(0.19)%	(0.46)%	(0.50)%	(0.31)%	(0.67	)%(l)	(0.69	)%(l)
Portfolio turnover rate^	72	%(z)	73%	62%	51%	41%	38%		38%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.54		$8.86	$10.97	$9.78	$9.15	$10.08

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.02	(0.02)	(0.02)	— #	(0.05)
Net realized and unrealized gain (loss)	2.26		3.03	(0.33)	2.39	0.83	(0.56)

Total from investment operations	2.25		3.05	(0.35)	2.37	0.83	(0.61)

Less distributions:
Dividends from net investment income	—		(0.02)	— #	—	— #	—
Distributions from net realized gains	—		(1.35)	(1.76)	(1.18)	(0.20)	(0.32)

Total dividends and distributions	—		(1.37)	(1.76)	(1.18)	(0.20)	(0.32)

Net asset value, end of period	$12.79		$10.54	$8.86	$10.97	$9.78	$9.15

Total return (b)	21.35%		34.79%	(4.56)%	24.45%	9.09%	(5.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$300,856		$328,235	$263,372	$291,296	$255,614	$253,255
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.90%	0.90%	0.93%	0.96%
Before waivers and reimbursements (a)(f)	0.98%		0.99%	0.98%	0.98%	0.99%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.19)%		0.15%	(0.13)%	(0.17)%	— %‡‡	(0.44)%
Before waivers and reimbursements (a)(f)	(0.28)%		0.06%	(0.21)%	(0.25)%	(0.06)%	(0.45)%
Portfolio turnover rate^	72	%(z)	73%	62%	51%	41%	38%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1223

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	54.3%
Foreign Government Securities	53.5
Mortgage-Backed Securities	17.4
Financials	5.1
Asset-Backed Securities	4.6
Collateralized Mortgage Obligations	3.0
U.S. Government Agency Securities	1.9
Commercial Mortgage-Backed Securities	0.7
Options Purchased	0.0 #
Energy	0.0 #
Cash and Other	(40.5)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,065.80	$5.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.36	5.56
Class K
Actual	1,000.00	1,066.47	4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.60	4.31

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.11% and 0.86%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.6%)
CIT Mortgage Loan Trust,
Series 2007-1 1M1 1.685%, 10/25/37 (l)§	$200,000	$184,574
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 0.645%, 10/25/35 (l)	100,000	85,707
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2 1.235%, 9/25/34 (l)	39,877	39,531
Series 2007-1 1A 0.325%, 7/25/37 (l)	108,334	93,415
Series 2007-6 1A 0.385%, 9/25/37 (l)	22,769	18,656
Series 2007-8 1A1 0.375%, 11/25/37 (l)	237,973	212,643
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB6 A3 0.405%, 7/25/37 (l)§	402,691	303,640
Crown Point CLO 5 Ltd.,
Series 2018-5A A 2.075%, 7/17/28 (l)§	199,850	197,134
CWABS Asset-Backed Certificates Trust,
Series 2007-12 1A1 0.925%, 8/25/47 (l)	61,298	55,726
Evans Grove CLO Ltd.,
Series 2018-1A A1 1.291%, 5/28/28 (l)§	297,458	291,981
Greystone CRE Notes Ltd.,
Series 2019-FL2 A 1.365%, 9/15/37 (l)§	100,000	97,002
GSAA Trust,
Series 2006-7 AF4A 6.220%, 3/25/46 (e)	30,738	23,034
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 0.405%, 4/25/37 (l)	27,536	21,024
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1 0.344%, 5/25/37 (l)	13,815	13,315
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 1.985%, 1/17/28 (l)§	237,370	233,066
LoanCore Issuer Ltd.,
Series 2019-CRE2 A 1.315%, 5/15/36 (l)§	100,000	97,289
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 0.304%, 8/25/36 (l)	82,225	38,508
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5 0.335%, 10/25/36 (l)	129,913	52,124
Mountain View CLO X Ltd.,
Series 2015-10A AR 2.131%, 10/13/27 (l)§	164,252	162,065
New Century Home Equity Loan Trust,
Series 2004-4 M1 0.950%, 2/25/35 (l)	76,232	70,619
Option One Mortgage Loan Trust,
Series 2004-3 M2 1.040%, 11/25/34 (l)	19,755	18,311
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1 1.920%, 10/24/27 (l)§	434,062	429,606
RAAC Trust,
Series 2007-SP3 A1 1.384%, 9/25/47 (l)	18,969	18,815
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 0.344%, 7/25/36 (l)	190,032	88,861
Series 2006-HE2 A2C 0.335%, 7/25/36 (l)	57,049	28,542
Shackleton CLO Ltd.,
Series 2016-9A AR 2.265%, 10/20/28 (l)§	399,361	393,026
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 0.385%, 6/25/37 (l)	140,808	110,692
Series 2007-OPT2 2A3 0.365%, 7/25/37 (l)	77,174	68,145
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA A 3.200%, 5/27/36§	217,594	216,857
STWD Ltd.,
Series 2019-FL1 A 1.265%, 7/15/38 (l)§	300,000	293,373
TICP CLO III-2 Ltd.,
Series 2018-3R A 1.975%, 4/20/28 (l)§	260,000	257,018
Towd Point Mortgage Trust,
Series 2019-SJ3 A1 3.000%, 11/25/59 (l)§	400,397	406,549
Venture XII CLO Ltd.,
Series 2012-12A ARR 1.171%, 2/28/26 (l)§	152,360	150,347

Total Asset-Backed Securities		4,771,195

Collateralized Mortgage Obligations (3.0%)
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35	62,359	51,258
Series 2006-HY11 A1 0.304%, 6/25/36 (l)	124,862	114,192
Series 2007-1T1 1A1 6.000%, 3/25/37	194,938	121,228
Series 2007-4CB 1A35 6.000%, 4/25/37	52,369	52,423
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)	68,335	66,899
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37	73,054	57,614
CIM Trust,
Series 2017-6 A1 3.015%, 6/25/57 (l)§	494,483	496,979
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 4.004%, 3/25/37 (l)	98,222	89,844
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34	10,617	10,731

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL4 A1 3.522%, 8/26/58§		$92,379	$94,324
CSMC Trust,
Series 2007-4R 1A1 5.919%, 10/26/36 (l)§		6,244	5,989
Series 2015-3R 5A2 0.335%, 9/29/36 (l)§		315,618	303,391
Series 2019-RPL8 A1 3.322%, 10/25/58 (l)§		187,664	190,386
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 0.484%, 10/19/45 (l)		59,081	54,490
GNMA,
Series 2016-H17 FC 1.133%, 8/20/66 (l)		248,286	250,749
GSR Mortgage Loan Trust,
Series 2004-12 3A6 3.928%, 12/25/34 (l)		8,062	7,824
Series 2005-AR4 6A1 3.337%, 7/25/35 (l)		51,589	50,597
Hawksmoor Mortgages,
Series 2019-1A A 1.287%, 5/25/53 (l)§	GBP	359,159	444,909
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 0.645%, 3/25/36 (l)		$103,117	97,311
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 4.152%, 4/25/35 (l)		13,051	13,361
Lehman Mortgage Trust,
Series 2005-3 4A1 5.177%, 1/25/36 (l)		17,183	17,215
Lehman XS Trust,
Series 2007-20N A1 1.334%, 12/25/37 (l)		229,239	206,034
New Residential Mortgage Loan Trust,
Series 2018-3A A1 4.500%, 5/25/58 (l)§		71,457	77,273
RALI Trust,
Series 2007-QH8 A 2.624%, 10/25/37 (l)		46,691	40,817
Residential Asset Securitization Trust,
Series 2006-A10 A5 6.500%, 9/25/36		139,085	84,125
Sequoia Mortgage Trust,
Series 6 A 0.834%, 4/19/27 (l)		118,860	113,336
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1 6.000%, 7/25/36		34,656	30,045

Total Collateralized Mortgage Obligations			3,143,344

Commercial Mortgage-Backed Securities (0.7%)
AREIT Trust,
Series 2020-CRE4 A 2.805%, 4/14/37 (l)§		200,000	200,326
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A 1.235%, 9/15/36 (l)§		393,068	377,777
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 1.635%, 12/15/31 (l)§		200,000	192,040

Total Commercial Mortgage-Backed Securities			770,143

Corporate Bonds (5.1%)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
YPF SA
Series XLVI (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.00%), 37.532%, 3/4/21 (k)(r)	ARS	820,000	5,735

Total Energy			5,735

Financials (5.1%)
Banks (0.4%)
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/50 (m)	DKK	2,858,300	427,196

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		$200,000	194,040

Thrifts & Mortgage Finance (4.5%)
Jyske Realkredit A/S
Series 411E 1.500%, 10/1/50 (m)	DKK	1	—
Series CCE 1.000%, 10/1/50 (m)		9,578,501	1,421,860
Nykredit Realkredit A/S
Series 01E 1.000%, 10/1/53 (m)		7,400,000	1,091,404
Series 01EE 1.000%, 10/1/50 (m)		10,680,728	1,585,058
Series CCE 1.000%, 10/1/50 (m)		3,926,831	586,876

			4,685,198

Total Financials			5,306,434

Total Corporate Bonds			5,312,169

Foreign Government Securities (53.4%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 29.794%, 4/3/22 (k)(r)	ARS	250,000	1,724
Bonos and Obligaciones del Estado
1.450%, 4/30/29 (m)	EUR	400,000	493,706
1.250%, 10/31/30 (m)		300,000	363,697
Bonos de la Tesoreria
5.940%, 2/12/29 (m)	PEN	400,000	130,049
6.150%, 8/12/32 (m)		600,000	193,068
Buoni Poliennali del Tesoro
2.600%, 9/15/23 TIPS (m)	EUR	730,231	882,192
2.350%, 9/15/24 TIPS (m)		594,304	721,684

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
1.400%, 5/26/25 TIPS (m)	EUR	2,098,215	$2,406,094
2.550%, 9/15/41 TIPS (m)		461,384	650,729
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	658,915	729,679
1.500%, 12/1/44 TIPS		152,633	153,960
1.250%, 12/1/47 TIPS		440,344	441,090
0.500%, 12/1/50 TIPS		261,078	226,500
Commonwealth of Australia
1.250%, 2/21/22 TIPS (m)	AUD	1,263,276	884,241
3.000%, 9/20/25 TIPS (m)		1,939,938	1,551,621
French Republic
0.100%, 7/25/21 TIPS (m)	EUR	555,657	629,138
1.100%, 7/25/22 TIPS (m)		2,331,711	2,723,181
0.100%, 3/1/25 TIPS (m)		686,044	804,368
1.850%, 7/25/27 TIPS (m)		2,802,225	3,802,202
0.100%, 3/1/29 TIPS (m)		1,211,016	1,487,273
0.700%, 7/25/30 TIPS (m)		1,291,193	1,700,980
0.100%, 7/25/36 TIPS (m)		1,691,348	2,189,806
1.800%, 7/25/40 TIPS (m)		240,170	416,376
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	142,223,200	1,311,364
0.100%, 3/10/27 TIPS		71,318,800	657,084
0.100%, 3/10/28 TIPS		120,157,870	1,107,979
0.100%, 3/10/29 TIPS		81,223,560	749,318
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,113,672	490,667
Kingdom of Spain
0.150%, 11/30/23 TIPS	EUR	3,089,130	3,563,442
1.000%, 11/30/30 TIPS (m)		1,099,424	1,411,812
Kingdom of Sweden
0.250%, 6/1/22 TIPS (m)	SEK	700,000	82,870
1.000%, 6/1/25 TIPS (m)		500,000	64,199
0.125%, 6/1/26 TIPS		1,050,000	131,682
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	1,933,958	102,495
New Zealand Government Bond
2.000%, 9/20/25 TIPS (m)	NZD	442,480	312,906
2.500%, 9/20/35 TIPS (m)		107,970	91,161
U.K. Treasury Inflation Linked Bonds
8.885%, 7/22/30 TIPS	GBP	17,000	81,673
1.250%, 11/22/32 TIPS (m)		1,583,395	3,163,720
0.125%, 11/22/36 TIPS (m)		281,325	548,649
0.625%, 3/22/40 TIPS (m)		135,136	303,141
0.125%, 8/10/41 TIPS (m)		407,472	873,621
0.125%, 3/22/44 TIPS (m)		482,792	1,086,094
0.125%, 3/22/46 TIPS (m)		1,769,512	4,135,357
0.750%, 11/22/47 TIPS (m)		915,402	2,500,655
0.125%, 8/10/48 TIPS (m)		191,664	470,657
0.250%, 3/22/52 TIPS (m)		352,981	958,822
1.250%, 11/22/55 TIPS (m)		518,787	1,883,785
0.125%, 11/22/56 TIPS (m)		336,915	985,388
0.125%, 3/22/58 TIPS (m)		253,850	759,581
0.375%, 3/22/62 TIPS (m)		296,534	1,020,156
0.125%, 11/22/65 TIPS (m)		769,604	2,708,109
0.125%, 3/22/68 TIPS (m)		187,490	702,654

Total Foreign Government Securities			55,842,399

Mortgage-Backed Securities (17.4%)
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 8/25/50 TBA		$1,000,000	1,051,250
3.500%, 8/25/50 TBA		3,100,000	3,259,844
4.000%, 8/25/50 TBA		8,410,000	8,916,899
2.500%, 9/25/50 TBA		4,340,000	4,507,327
3.000%, 9/25/50 TBA		400,000	419,844

Total Mortgage-Backed Securities			18,155,164

U.S. Treasury Obligations (54.3%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS (z)		2,570,740	2,957,913
2.000%, 1/15/26 TIPS (v)		382,367	443,941
2.375%, 1/15/27 TIPS		1,271,360	1,543,108
1.750%, 1/15/28 TIPS		1,097,776	1,309,564
3.875%, 4/15/29 TIPS		779,805	1,101,415
2.125%, 2/15/40 TIPS		498,212	733,801
2.125%, 2/15/41 TIPS		480,016	715,668
0.750%, 2/15/42 TIPS		1,463,711	1,749,163
0.625%, 2/15/43 TIPS (v)		306,672	360,657
1.375%, 2/15/44 TIPS		1,683,153	2,294,555
0.750%, 2/15/45 TIPS		642,386	785,067
1.000%, 2/15/46 TIPS		1,655,552	2,142,187
0.875%, 2/15/47 TIPS		129,579	165,095
1.000%, 2/15/48 TIPS		525,054	693,508
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/21 TIPS (z)		6,597,776	6,628,938
0.125%, 1/15/22 TIPS (v)		45,312	45,935
0.125%, 4/15/22 TIPS (z)		6,943,291	7,044,822
0.125%, 1/15/23 TIPS		1,194,067	1,222,775
0.500%, 4/15/24 TIPS		284,642	299,192
0.125%, 10/15/24 TIPS (z)		1,898,689	1,989,013
0.375%, 7/15/25 TIPS		940,601	1,004,388
0.625%, 1/15/26 TIPS (z)		3,431,315	3,714,383
0.125%, 7/15/26 TIPS		1,636,519	1,738,179
0.375%, 1/15/27 TIPS (z)		2,982,506	3,214,850
0.375%, 7/15/27 TIPS		618,391	672,200
0.500%, 1/15/28 TIPS		2,578,801	2,827,017
0.750%, 7/15/28 TIPS (z)		3,697,468	4,168,915
0.875%, 1/15/29 TIPS		1,188,006	1,354,606
0.250%, 7/15/29 TIPS (z)		3,476,080	3,802,572

Total U.S. Treasury Obligations			56,723,427

Total Long-Term Debt Securities (138.5%) (Cost $133,004,258)			144,717,841

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.1%)
Argentina Treasury Bills
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 34.16%, 8/28/20 (k)(r)	ARS	404,000	2,971
Federative Republic of Brazil
0.00%, 10/1/20 (p)	BRL	535,000	97,861

Total Foreign Government Treasury Bills			100,832

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (1.9%)
FHLB
0.12%, 7/17/20 (o)(p)	$1,700,000	$1,699,904
0.15%, 7/31/20 (o)(p)	300,000	299,961

Total U.S. Government Agency Securities		1,999,865

Total Short-Term Investments (2.0%) (Cost $2,104,432)		2,100,697

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Schatz 08/21/2020 at EUR 116.00, European Style Notional Amount: EUR 12,000,000 Exchange Traded*	120	674

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 08/21/2020 at EUR 174.00, European Style Notional Amount: EUR 1,500,000 Exchange Traded*	15	7,247

Total Options Purchased (0.0%) (Cost $11,435)		7,921

Total Investments in Securities (140.5%) (Cost $135,120,125)		146,826,459
Other Assets Less Liabilities (-40.5%)		(42,297,553)

Net Assets (100%)		$104,528,906

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $6,096,921 or 5.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $51,206,136 or 49.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2020.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $466,534.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARLLMONP	— Argentina Blended Policy Rate
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	0.0%
Australia	2.3
Brazil	0.1
Canada	1.5
Cayman Islands	2.5
Denmark	5.4
France	13.1
Germany	0.0 #
Italy	4.5
Japan	3.7
Mexico	0.1
New Zealand	0.4
Peru	0.3
Spain	5.6
Sweden	0.3
United Kingdom	21.6
United States	79.1
Cash and Other	(40.5)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	19	9/2020	EUR	2,881,351	17,303
Euro-BTP	15	9/2020	EUR	2,424,738	64,441
Euro-Bund	19	9/2020	EUR	3,768,084	10,652
Long Gilt	43	9/2020	GBP	7,333,638	24,714
U.S. Treasury 10 Year Ultra Note	16	9/2020	USD	2,519,750	10,229
U.S. Treasury Ultra Bond	6	9/2020	USD	1,308,938	4,304

					131,643

Short Contracts
Euro-Buxl	(5)	9/2020	EUR	(1,235,625)	(17,556)
Euro-OAT	(24)	9/2020	EUR	(4,520,515)	(61,821)
Euro-Schatz	(168)	9/2020	EUR	(21,166,201)	(7,912)
Japan 10 Year Bond	(1)	9/2020	JPY	(1,407,270)	(1,380)
Short-Term Euro-BTP	(22)	9/2020	EUR	(2,765,338)	(14,233)
U.S. Treasury 2 Year Note	(22)	9/2020	USD	(4,858,219)	(526)
U.S. Treasury 5 Year Note	(13)	9/2020	USD	(1,634,648)	(3,572)
U.S. Treasury 10 Year Note	(56)	9/2020	USD	(7,793,625)	(21,447)
U.S. Treasury Long Bond	(19)	9/2020	USD	(3,392,687)	(9,497)

					(137,944)

					(6,301)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	127,776	BRL	535,000	JPMorgan Chase Bank**	7/2/2020	29,397
USD	83,857	EUR	74,000	Bank of America	7/2/2020	718
USD	409,969	EUR	362,000	Barclays Bank plc	7/2/2020	3,262
USD	338,820	EUR	299,000	JPMorgan Chase Bank	7/2/2020	2,894
USD	24,079	GBP	19,000	Credit Suisse	7/2/2020	536
USD	1,134,019	GBP	909,000	Goldman Sachs Bank USA	7/2/2020	7,676
USD	3,876,336	JPY	417,800,000	Bank of America	7/2/2020	6,922
BRL	535,000	USD	98,019	JPMorgan Chase Bank**	8/4/2020	192
USD	101,314	BRL	535,000	Deutsche Bank AG**	8/4/2020	3,104
USD	2,093,160	JPY	223,559,965	Bank of America	8/4/2020	21,781
USD	3,829,196	DKK	25,261,184	Barclays Bank plc	10/1/2020	12,733
USD	642,648	DKK	4,234,212	JPMorgan Chase Bank	10/1/2020	2,942
USD	371,760	PEN	1,285,545	Deutsche Bank AG**	10/5/2020	9,448
USD	84,501	MXN	1,923,000	JPMorgan Chase Bank	11/17/2020	2,304

Total unrealized appreciation						103,909

DKK	4,234,212	USD	641,268	JPMorgan Chase Bank	7/1/2020	(2,865)
USD	4,159,329	DKK	28,496,507	Barclays Bank plc	7/1/2020	(137,166)
USD	159,276	DKK	1,085,000	JPMorgan Chase Bank	7/1/2020	(4,313)
BRL	535,000	USD	101,422	Deutsche Bank AG**	7/2/2020	(3,042)
EUR	119,000	USD	134,165	Goldman Sachs Bank USA	7/2/2020	(469)
GBP	82,000	USD	102,432	Barclays Bank plc	7/2/2020	(826)
GBP	1,136,000	USD	1,409,646	JPMorgan Chase Bank	7/2/2020	(2,028)
JPY	223,559,965	USD	2,092,279	Bank of America	7/2/2020	(21,800)
USD	2,389,644	AUD	3,588,000	Bank of America	7/2/2020	(86,435)
USD	1,494,252	CAD	2,048,000	Bank of America	7/2/2020	(14,292)
USD	169,883	EUR	152,000	Bank of America	7/2/2020	(889)

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	22,285,504	EUR	20,072,257	Barclays Bank plc	7/2/2020	(265,677)
USD	115,459	EUR	103,000	Goldman Sachs Bank USA	7/2/2020	(261)
USD	113,648	EUR	102,000	JPMorgan Chase Bank	7/2/2020	(949)
USD	23,205,478	GBP	18,813,634	Goldman Sachs Bank USA	7/2/2020	(106,497)
USD	367,180	NZD	589,000	JPMorgan Chase Bank	7/2/2020	(12,901)
USD	267,216	SEK	2,530,000	JPMorgan Chase Bank	7/2/2020	(4,295)
USD	2,458,821	AUD	3,588,000	Bank of America	8/4/2020	(17,739)
USD	1,498,983	CAD	2,048,000	Goldman Sachs Bank USA	8/4/2020	(9,701)
USD	23,629,004	EUR	21,045,257	JPMorgan Chase Bank	8/4/2020	(33,315)
USD	649,626	DKK	4,305,000	Bank of America	10/1/2020	(774)
USD	446,968	DKK	2,960,000	JPMorgan Chase Bank	10/1/2020	(229)
USD	97,765	BRL	535,000	JPMorgan Chase Bank**	10/2/2020	(239)

Total unrealized depreciation						(726,702)

Net unrealized depreciation						(622,793)

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	4	EUR	(400,000)	EUR 175.00	8/21/2020	(9,842)
Euro-Bund	Exchange Traded	15	EUR	(1,500,000)	EUR 178.50	8/21/2020	(8,426)

							(18,268)

Written Put Options Contracts as of June 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	15	EUR	(1,500,000)	EUR 172.00	8/21/2020	(3,033)
Euro-Bund	Exchange Traded	4	EUR	(400,000)	EUR 175.00	8/21/2020	(3,011)
Euro-Schatz	Exchange Traded	43	EUR	(4,300,000)	EUR 112.10	8/21/2020	(3,624)

							(9,668)

Total Written Options Contracts (Premiums Received ($33,724))							(27,936)

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,771,195	$—	$4,771,195
Collateralized Mortgage Obligations	—	3,143,344	—	3,143,344
Commercial Mortgage-Backed Securities	—	770,143	—	770,143
Corporate Bonds
Energy	—	—	5,735	5,735
Financials	—	5,306,434	—	5,306,434
Foreign Government Securities	—	55,840,675	1,724	55,842,399
Forward Currency Contracts	—	103,909	—	103,909
Futures	131,643	—	—	131,643
Mortgage-Backed Security	—	18,155,164	—	18,155,164
Options Purchased
Call Options Purchased	674	—	—	674
Put Options Purchased	7,247	—	—	7,247
Short-Term Investments
Foreign Government Treasury Bills	—	97,861	2,971	100,832
U.S. Government Agency Securities	—	1,999,865	—	1,999,865
U.S. Treasury Obligations	—	56,723,427	—	56,723,427

Total Assets	$139,564	$146,912,017	$10,430	$147,062,011

Liabilities:
Forward Currency Contracts	$—	$(726,702)	$—	$(726,702)
Futures	(137,944)	—	—	(137,944)
Options Written
Call Options	(18,268)	—	—	(18,268)
Put Options	(9,668)	—	—	(9,668)

Total Liabilities	$(165,880)	$(726,702)	$—	$(892,582)

Total	$(26,316)	$146,185,315	$10,430	$146,169,429

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$139,564	*
Foreign exchange contracts	Receivables	103,909

Total		$243,473

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(165,880	)*
Foreign exchange contracts	Payables	(726,702)

Total		$(892,582)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$102,943	$(733,654)	$—	$(630,711)
Foreign exchange contracts	—	—	1,308,236	1,308,236

Total	$102,943	$(733,654)	$1,308,236	$677,525

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$210	$(127,291)	$—	$(127,081)
Foreign exchange contracts	—	—	483,947	483,947

Total	$210	$(127,291)	$483,947	$356,866

^ This Portfolio held forward foreign currency contracts, futures contracts and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held options contracts with an average notional balance of approximately $12,000, forward foreign currency contracts with an average settlement value of approximately $109,771,000, and futures contracts with an average notional balance of approximately $71,228,000 during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$29,421	$(29,421)	$—	$—
Barclays Bank plc	15,995	(15,995)	—	—
Credit Suisse	536	—	—	536
Deutsche Bank AG	12,552	(3,042)	—	9,510
Goldman Sachs Bank USA	7,676	(7,676)	—	—
JPMorgan Chase Bank	37,729	(37,729)	—	—

Total	$103,909	$(93,863)	$—	$10,046

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$141,929	$(29,421)	$(84,572)	$27,936
Barclays Bank plc	403,669	(15,995)	(381,962)	5,712
Deutsche Bank AG	3,042	(3,042)	—	—
Goldman Sachs Bank USA	116,928	(7,676)	—	109,252
JPMorgan Chase Bank	61,134	(37,729)	—	23,405

Total	$726,702	$(93,863)	$(466,534)	$166,305

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $270,000.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas SA	0.25%	4/22/2020	7/20/2020	$(4,518,721)	$(4,520,120)
BNP Paribas SA	0.23	5/5/2020	7/6/2020	(3,735,106)	(3,735,130)
BNP Paribas SA	0.23	5/5/2020	7/6/2020	(1,032,470)	(1,031,862)
BNP Paribas SA	0.23	5/5/2020	7/6/2020	(1,958,195)	(1,958,570)
BNP Paribas SA	0.23	5/18/2020	7/20/2020	(6,981,595)	(6,982,917)
BNP Paribas SA	0.23	5/18/2020	7/20/2020	(2,500,081)	(2,498,218)
BNP Paribas SA	0.23	5/26/2020	7/27/2020	(1,469,594)	(1,469,310)
BNP Paribas SA	0.22	6/4/2020	9/4/2020	(2,933,850)	(2,920,303)

					$(25,116,430)

(1)	The average amount of borrowings while outstanding for 182 days during the six months ended June 30, 2020, was approximately $32,391,000 at a weighted average interest rate of 1.38%.
(2)	Payable for sale-buyback transactions includes $(13,182) of deferred price drop on sale-buyback transactions.

	June 30, 2020
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$—	$2,920,303	$—	$2,920,303
U.S. Treasury Notes	—	22,196,127	—	—	22,196,127

Total Borrowings	$—	$22,196,127	$2,920,303	$—	$25,116,430

Gross amount of recognized liabilities for sale-buybacks					$25,116,430

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2020:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas SA	$(25,116,430)	$25,431,388	$—	$314,958

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$147,119,181
Long-term U.S. government debt securities	40,062,399

$187,181,580

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$147,299,939
Long-term U.S. government debt securities	58,974,527

$206,274,466

See Notes to Financial Statements.

1233

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,170,915
Aggregate gross unrealized depreciation	(1,711,738)

Net unrealized appreciation	$11,459,177

Federal income tax cost of investments in securities and derivative instruments, if applicable	$134,710,252

See Notes to Financial Statements.

1234

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $135,120,125)	$146,826,459
Cash	362,839
Foreign cash (Cost $378,588)	386,089
Cash held as collateral at broker for futures	444,013
Receivable for securities sold	33,793,299
Receivable for forward settling transactions	23,051,823
Dividends, interest and other receivables	287,167
Receivable for Portfolio shares sold	169,837
Due from broker for futures variation margin	108,723
Unrealized appreciation on forward foreign currency contracts	103,909
Other assets	1,235

Total assets	205,535,393

LIABILITIES
Payable for forward settling transactions	41,225,216
Payable for securities purchased	33,371,380
Payable for sale-buyback financing transactions	25,116,430
Unrealized depreciation on forward foreign currency contracts	726,702
Payable for return of cash collateral on forward foreign currency contracts	270,000
Payable for Portfolio shares redeemed	114,801
Investment management fees payable	33,685
Options written, at value (Premiums received $33,724)	27,936
Distribution fees payable – Class IB	17,022
Administrative fees payable	8,116
Trustees’ fees payable	291
Accrued expenses	94,908

Total liabilities	101,006,487

NET ASSETS	$104,528,906

Net assets were comprised of:
Paid in capital	$96,553,643
Total distributable earnings (loss)	7,975,263

Net assets	$104,528,906

Class IB
Net asset value, offering and redemption price per share, $84,769,120 / 8,050,943 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.53

Class K
Net asset value, offering and redemption price per share, $19,759,786 / 1,865,195 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.59

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$174,197
Dividends	193

Total income	174,390

EXPENSES
Investment management fees	321,960
Distribution fees – Class IB	99,576
Interest expense	57,666
Custodian fees	56,103
Administrative fees	51,238
Professional fees	42,420
Printing and mailing expenses	14,278
Trustees’ fees	1,660
Miscellaneous	7,114

Gross expenses	652,015
Less: Waiver from investment manager	(92,153)

Net expenses	559,862

NET INVESTMENT INCOME (LOSS)	(385,472)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	692,957
Futures contracts	(733,654)
Forward foreign currency contracts	1,308,236
Foreign currency transactions	723,305
Options written	104,163
Securities sold short	79,298

Net realized gain (loss)	2,174,305

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,279,680
Futures contracts	(127,291)
Forward foreign currency contracts	483,947
Foreign currency translations	41,900
Options written	3,581

Net change in unrealized appreciation (depreciation)	4,681,817

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,856,122

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,470,650

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(385,472)	$(24,275)
Net realized gain (loss)	2,174,305	1,677,691
Net change in unrealized appreciation (depreciation)	4,681,817	5,987,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,470,650	7,641,357

Distributions to shareholders:
Class IB	—	(2,616,402)
Class K	—	(1,173,096)

Total distributions to shareholders	—	(3,789,498)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,219,212 and 1,676,553 shares, respectively]	12,347,077	16,913,981
Capital shares issued in reinvestment of dividends [0 and 264,768 shares, respectively]	—	2,616,402
Capital shares repurchased [(773,241) and (1,040,793) shares, respectively]	(7,737,572)	(10,411,291)

Total Class IB transactions	4,609,505	9,119,092

Class K
Capital shares sold [927,808 and 712,496 shares, respectively]	9,490,354	7,152,843
Capital shares issued in reinvestment of dividends [0 and 118,153 shares, respectively]	—	1,173,096
Capital shares repurchased [(2,231,984) and (640,921) shares, respectively]	(22,658,649)	(6,496,626)

Total Class K transactions	(13,168,295)	1,829,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,558,790)	10,948,405

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,088,140)	14,800,264
NET ASSETS:
Beginning of period	106,617,046	91,816,782

End of period	$104,528,906	$106,617,046

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2020 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$6,470,650
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(169,839,951)
Proceeds from disposition of investments in securities	183,565,868
Proceeds from investment securities sold short	13,659,191
Covers of investment securities sold short	(13,579,892)
Increase in payable for forward settling transactions	8,988,915
Increase in receviable for forward settling transactions	(5,899,710)
Change in unrealized (appreciation) depreciation on investments in securities	(4,279,680)
Change in unrealized (appreciation) depreciation on options written	(3,581)
Change in unrealized (appreciation) depreciation on forward foreign curreny contracts	(483,947)
Net realized (gain) loss on investments in securities	(692,957)
Net realized (gain) loss on securities sold short	(79,298)
Net amortization (accretion) of income	541,181
Increase in payable for return of cash collateral on forward foreign currency contracts	270,000
Increase in investment management fees payable	33,685
Decrease in receivable from investment manager	15,586
Decrease in due from broker for futures variation margin	9,541
Increase in administrative fees payable	8,116
Increase in distribution fees payable – Class IB	1,197
Decrease in trustees’ fees payable	(312)
Increase in other assets	(832)
Decrease in accrued expenses	(15,087)
Increase in dividends, interest and other receivables	(22,331)
Decrease in premiums received on options written	(22,915)

Net cash provided (used) by operating activities	18,643,437

Cash flows provided (used) by financing activities:
Proceeds from shares sold	21,763,348
Payment for shares repurchased	(30,285,484)
Proceeds from sale-buyback transactions	189,436,117
Payments on sale-buyback transactions	(189,429,289)
Decrease in payable for sale-buyback financing transactions	(9,858,720)

Net cash provided (used) by financing activities	(18,374,028)

Net increase/(decrease) in cash	269,409

Cash, foreign currency and restricted cash:
Beginning of period	923,532

End of period	$1,192,941

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2020, the Portfolio paid $57,666 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Cash	$362,839	$245,551
Foreign cash	386,089	243,981
Cash held as collateral at broker for future	444,013	434,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,192,941	$923,532

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.88		$9.47	$9.84	$9.69	$9.26	$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.01)	0.08	0.12	0.09	0.04
Net realized and unrealized gain (loss)	0.69		0.78	(0.21)	0.16	0.85	(0.27)

Total from investment operations	0.65		0.77	(0.13)	0.28	0.94	(0.23)

Less distributions:
Dividends from net investment income	—		(0.35)	(0.24)	(0.10)	(0.49)	(0.13)
Distributions from net realized gains	—		(0.01)	—	—	(0.02)	(0.05)
Return of capital	—		—	—	(0.03)	—	—

Total dividends and distributions	—		(0.36)	(0.24)	(0.13)	(0.51)	(0.18)

Net asset value, end of period	$10.53		$9.88	$9.47	$9.84	$9.69	$9.26

Total return (b)	6.58%		8.12%	(1.32)%	2.86%	10.35%	(2.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,769		$75,148	$63,475	$56,357	$38,725	$25,420
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(g)	1.11%		1.75%	1.54%	1.29%	1.31%	1.12%
Before waivers and reimbursements (a)(f)(g)	1.28%		1.93%	1.64%	1.52%	1.49%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.82)%		(0.10)%	0.81%	1.21%	0.92%	0.42%
Before waivers and reimbursements (a)(f)	(0.99)%		(0.29)%	0.72%	0.98%	0.74%	0.18%
Portfolio turnover rate^	128	%(z)	181%	66%	127%	108%	66%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.93		$9.51	$9.89	$9.71	$9.28	$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		0.02	0.10	0.14	0.12	0.05
Net realized and unrealized gain (loss)	0.68		0.79	(0.21)	0.17	0.85	(0.26)

Total from investment operations	0.66		0.81	(0.11)	0.31	0.97	(0.21)

Less distributions:
Dividends from net investment income	—		(0.38)	(0.27)	(0.10)	(0.52)	(0.13)
Distributions from net realized gains	—		(0.01)	—	—	(0.02)	(0.05)
Return of capital	—		—	—	(0.03)	—	—

Total dividends and distributions	—		(0.39)	(0.27)	(0.13)	(0.54)	(0.18)

Net asset value, end of period	$10.59		$9.93	$9.51	$9.89	$9.71	$9.28

Total return (b)	6.65%		8.46%	(1.17)%	3.16%	10.63%	(2.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,760		$31,471	$28,342	$28,568	$31,346	$28,098
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(g)	0.86%		1.50%	1.29%	1.04%	1.05%	0.87%
Before waivers and reimbursements (a)(f)(g)	1.03%		1.68%	1.39%	1.26%	1.22%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.44)%		0.16%	1.05%	1.45%	1.17%	0.48%
Before waivers and reimbursements (a)(f)	(0.61)%		(0.02)%	0.95%	1.23%	0.99%	0.23%
Portfolio turnover rate^	128	%(z)	181%	66%	127%	108%	66%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

Includes interest expense of 0.75%, 0.54%, 0.29% and 0.12% for the years ended 2019, 2018, 2017 and 2015 respectively for each class. For the year ended 2016, includes interest expense of 0.31% and 0.30% for Class IB and Class K, respectively. For the six months ended, June 30, 2020, includes interest expense of 0.11% respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	111.5%
U.S. Government Agency Securities	55.8
Mortgage-Backed Securities	13.8
Foreign Government Securities	6.0
Collateralized Mortgage Obligations	5.4
Asset-Backed Securities	5.2
Financials	1.3
Commercial Mortgage-Backed Securities	0.3
Industrials	0.3
Communication Services	0.3
Consumer Discretionary	0.2
Energy	0.1
Health Care	0.1
Utilities	0.1
Municipal Bonds	0.0	#
Information Technology	0.0	#
Options Purchased	0.0	#
Cash and Other	(100.4)

	100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,054.66	$4.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.54	4.36

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.87%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.2%)
Argent Mortgage Loan Trust,
Series 2005-W1 A1 0.664%, 5/25/35 (l)		$25,459	$22,348
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4 2.360%, 1/25/35 (l)		309,016	292,275
Catamaran CLO Ltd.,
Series 2013-1A AR 1.841%, 1/27/28 (l)§		232,369	228,503
C-BASS TRUST,
Series 2006-CB9 A1 0.245%, 11/25/36 (l)		2,088	1,065
CIT Mortgage Loan Trust,
Series 2007-1 1A 1.535%, 10/25/37 (l)§		21,509	20,961
Series 2007-1 1M1 1.685%, 10/25/37 (l)§		200,000	184,574
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 0.264%, 1/25/37 (l)		4,653	3,587
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3 A3 0.434%, 6/25/37 (l)		127,184	125,823
Countrywide Asset-Backed Certificates,
Series 2005-15 1AF6 3.767%, 4/25/36 (l)		16	15
Series 2006-19 2A3 0.434%, 3/25/37 (l)		40,000	35,209
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB3 M4 1.235%, 6/25/35 (l)		25,000	22,275
CWABS Asset-Backed Certificates Trust,
Series 2007-12 1A1 0.925%, 8/25/47 (l)		20,433	18,575
Ellington Loan Acquisition Trust,
Series 2007-1 A1 1.285%, 5/25/37 (l)§		30,325	28,514
Euro-Galaxy V CLO BV,
Series 2016-5A ARV 0.820%, 11/10/30 (l)§	EUR	250,000	278,638
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 0.315%, 8/25/31 (l)		$936	913
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2 0.655%, 11/25/36 (l)		100,000	87,204
Fremont Home Loan Trust,
Series 2006-C 1A1 0.320%, 10/25/36 (l)		42,614	37,199
GSAMP Trust,
Series 2007-FM1 A2A 0.254%, 12/25/36 (l)		3,350	1,868
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1 0.254%, 7/25/36 (l)		21,059	7,912
Jamestown CLO IV Ltd.,
Series 2014-4A A1AR 1.909%, 7/15/26 (l)§		38,681	38,562
Jamestown CLO V Ltd.,
Series 2014-5A AR 2.355%, 1/17/27 (l)§		112,915	112,480
Legacy Mortgage Asset Trust,
Series 2019-GS3 A1 3.750%, 4/25/59 (e)§		87,540	89,063
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)		42,049	32,012
Lehman XS Trust,
Series 2006-7 1A1A 0.344%, 5/25/36 (l)		40,663	39,401
Series 2006-8 3A4 5.019%, 6/25/36 (e)		19,150	20,200
LoanCore Issuer Ltd.,
Series 2019-CRE2 A 1.315%, 5/15/36 (l)§		100,000	97,289
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A 0.264%, 9/25/37 (l)		904	333
Series 2007-HE2 A2A 0.304%, 2/25/37 (l)		10,314	3,814
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 0.235%, 11/25/36 (l)		379	167
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 0.889%, 1/25/36 (l)		75,000	71,184
OCP CLO Ltd.,
Series 2015-10A A1R 1.811%, 10/26/27 (l)§		75,770	75,145
OZLME BV,
Series 1A AR 0.820%, 1/18/30 (l)§	EUR	400,000	434,384
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1 1.920%, 10/24/27 (l)§		$217,031	214,803
Park Place Securities, Inc.,
Series 2005-WCW1 M2 0.655%, 9/25/35 (l)		87,071	83,972
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3 1.235%, 10/25/34 (l)		150,000	141,034
Series 2005-WHQ4 M2 0.675%, 9/25/35 (l)		25,000	22,993
RAAC Trust,
Series 2006-SP3 M1 0.524%, 8/25/36 (l)		15,188	14,740
Renaissance Home Equity Loan Trust,
Series 2002-3 A 0.945%, 12/25/32 (l)		2,066	1,884
Saxon Asset Securities Trust,
Series 2007-3 1A 0.495%, 9/25/37 (l)		64,775	58,911
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 0.344%, 7/25/36 (l)		190,032	88,861
Series 2007-HE1 A2A 0.245%, 12/25/36 (l)		11,403	3,376
SLM Student Loan Trust,
Series 2003-5 A5 0.000%, 6/17/24 (l)	EUR	5,354	5,966
Series 2004-2 A5 0.019%, 1/25/24 (l)		16,144	18,072
Series 2008-9 A 2.491%, 4/25/23 (l)		$81,433	79,677

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Sound Point CLO XIV Ltd.,
Series 2016-3A AR 2.193%, 1/23/29 (l)§		$400,000	$392,119
Soundview Home Loan Trust,
Series 2006-NLC1 A1 0.245%, 11/25/36 (l)§		1,938	719
Series 2007-WMC1 3A1 0.295%, 2/25/37 (l)		72,557	24,752
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA A 3.200%, 5/27/36§		145,063	144,571
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A 1.673%, 4/25/35 (l)		5,617	5,447
STWD Ltd.,
Series 2019-FL1 A 1.265%, 7/15/38 (l)§		200,000	195,582
Towd Point Mortgage Trust,
Series 2019-HY2 A1 1.185%, 5/25/58 (l)§		66,291	65,812
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		8,819	9,558
Venture XX CLO Ltd.,
Series 2015-20A AR 2.039%, 4/15/27 (l)§		170,484	168,665
Voya CLO Ltd.,
Series 2014-3A A1R 1.711%, 7/25/26 (l)§		80,176	79,728
Z Capital Credit Partners CLO Ltd.,
Series 2015-1A A1R 2.126%, 7/16/27 (l)§		82,071	80,791

Total Asset-Backed Securities			4,313,525

Collateralized Mortgage Obligations (5.4%)
Alliance Bancorp Trust,
Series 2007-OA1 A1 0.425%, 7/25/37 (l)		35,889	30,069
Alternative Loan Trust,
Series 2005-62 2A1 2.504%, 12/25/35 (l)		1,413	1,252
Series 2006-OA11 A1B 0.375%, 9/25/46 (l)		87,543	79,227
Series 2006-OA19 A1 0.370%, 2/20/47 (l)		11,475	8,427
Series 2006-OC5 2A2B 0.295%, 6/25/46 (l)		2,123	2,209
Series 2007-1T1 1A1 6.000%, 3/25/37		129,958	80,818
Series 2007-4CB 1A35 6.000%, 4/25/37		52,369	52,423
Series 2007-OA7 A1A 0.365%, 5/25/47 (l)		5,031	4,355
American Home Mortgage Investment Trust,
Series 2005-2 4A1 2.015%, 9/25/45 (l)		1,932	1,912
Banc of America Funding Trust,
Series 2006-A 1A1 4.217%, 2/20/36 (l)		7,077	6,649
Series 2006-G 2A1 0.630%, 7/20/36 (l)		883	876
Series 2006-J 2A1 3.766%, 1/20/47 (l)		120,406	110,199
Series 2006-J 4A1 4.184%, 1/20/47 (l)		5,010	4,696
Banc of America Mortgage Trust,
Series 2005-E 2A1 3.234%, 6/25/35 (l)		1,294	1,136
Series 2006-A 2A1 3.756%, 2/25/36 (l)		6,545	5,976
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.736%, 9/25/35 (l)		30,904	24,042
Series 2006-2 23A1 3.765%, 3/25/36 (l)		11,726	9,666
Bear Stearns ARM Trust,
Series 2004-10 13A1 3.737%, 1/25/35 (l)		5,627	5,382
Series 2005-1 2A1 3.749%, 3/25/35 (l)		7,001	6,589
Series 2005-9 A1 4.270%, 10/25/35 (l)		9,636	9,494
Series 2006-2 3A2 3.454%, 7/25/36 (l)		6,483	6,007
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		1,725	1,548
Series 2006-6 A4 6.000%, 4/25/36		17,051	12,952
Series 2006-HYB3 3A1B 3.270%, 5/20/36 (l)		2,773	2,692
Series 2007-1 A1 6.000%, 3/25/37		52,180	41,151
CIM Trust,
Series 2017-6 A1 3.015%, 6/25/57 (l)§		407,949	410,008
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 4.140%, 3/25/36 (l)		8,566	8,146
Series 2007-10 22AA 3.934%, 9/25/37 (l)		12,634	11,800
Series 2019-C A1 3.228%, 9/25/59 (e)§		185,410	184,834
CSMC Mortgage-Backed Trust,
Series 2007-6 A1 6.420%, 10/25/37 (l)		178,979	151,209
CSMC Trust,
Series 2007-4R 1A1 5.919%, 10/26/36 (l)§		8,438	8,093
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 0.285%, 10/25/36 (l)		266	195
Eurosail-UK plc,
Series 2007-3X A3A 1.148%, 6/13/45 (l)(m)	GBP	51,305	62,725
Series 2007-3X A3C 1.148%, 6/13/45 (l)(m)		22,799	27,874
FHLMC,
Series 278 F1 0.635%, 9/15/42 STRIPS (l)		$159,373	161,326
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1 2.704%, 10/25/44 (l)		54,482	55,028

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Series T-63 1A1 2.891%, 2/25/45 (l)		$16,697	$16,839
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 3.259%, 6/25/34 (l)		4,106	3,984
Series 2006-FA8 1A7 6.000%, 2/25/37		12,723	8,459
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 3.864%, 8/25/35 (l)		6,445	5,290
FNMA,
Series 2003-W8 3F2 0.534%, 5/25/42 (l)		1,178	1,180
Series 2004-63 FA 0.335%, 8/25/34 (l)		757	751
Series 2006-30 KF 0.624%, 5/25/36 (l)		337	337
Series 2006-5 3A2 3.723%, 5/25/35 (l)		4,926	5,158
Series 2007-63 FC 0.534%, 7/25/37 (l)		153	152
GNMA,
Series 2017-H10 FB 1.904%, 4/20/67 (l)		85,341	87,007
Series 2018-H15 FG 2.266%, 8/20/68 (l)		175,996	174,144
Series 2019-20 FE 0.590%, 2/20/49 (l)		302,679	302,139
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 0.725%, 11/25/45 (l)		7,322	5,923
Series 2006-AR4 A6A 0.365%, 9/25/46 (l)		81,794	72,518
GreenPoint MTA Trust,
Series 2005-AR1 A2 0.624%, 6/25/45 (l)		6,074	5,207
GSR Mortgage Loan Trust,
Series 2004-12 3A6 3.928%, 12/25/34 (l)		6,047	5,868
Series 2005-AR1 1A1 4.270%, 1/25/35 (l)		2,159	2,032
Series 2005-AR4 6A1 3.337%, 7/25/35 (l)		5,527	5,421
Series 2005-AR6 2A1 4.065%, 9/25/35 (l)		4,728	4,694
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 0.754%, 2/19/36 (l)		2,694	2,022
Series 2005-2 2A1A 0.634%, 5/19/35 (l)		1,493	1,343
Series 2005-9 2A1A 0.530%, 6/20/35 (l)		2,597	2,591
Hawksmoor Mortgages,
Series 2019-1A A 1.287%, 5/25/53 (l)§	GBP	269,369	333,682
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1 3.964%, 11/25/35 (l)		$2,322	2,204
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 0.965%, 5/25/34 (l)		767	701
Series 2004-AR11 2A 3.717%, 12/25/34 (l)		2,404	2,298
Series 2005-AR14 1A1A 0.465%, 7/25/35 (l)		5,744	4,665
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 0.645%, 3/25/36 (l)		238,938	225,484
Series 2006-A7 1A4 0.415%, 12/25/36 (l)		46,074	41,677
JP Morgan Mortgage Trust,
Series 2005-A1 6T1 3.774%, 2/25/35 (l)		3,347	3,129
Series 2005-A6 2A1 4.466%, 8/25/35 (l)		4,139	4,003
Series 2005-A6 4A1 3.977%, 9/25/35 (l)		546	499
Series 2005-A6 7A1 4.192%, 8/25/35 (l)		3,832	3,427
Series 2007-A1 1A1 4.150%, 7/25/35 (l)		4,937	4,861
Series 2007-A1 3A3 3.721%, 7/25/35 (l)		5,666	5,506
Series 2008-R2 1A1 3.343%, 7/27/37 (l)§		16,181	16,327
Lehman XS Trust,
Series 2007-20N A1 1.334%, 12/25/37 (l)		50,948	45,791
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 4.088%, 11/21/34 (l)		2,912	2,908
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 0.884%, 11/15/31 (l)		2,334	2,278
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9 5A1 3.608%, 12/25/35 (l)		2,701	2,313
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 3.226%, 6/25/36 (l)		5,877	5,830
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 0.624%, 12/15/30 (l)		2,694	2,572
NCUA Guaranteed Notes Trust,
Series 2010-R1 1A 0.624%, 10/7/20 (l)		19,366	19,339
Series 2010-R3 2A 0.734%, 12/8/20 (l)		75,215	75,215
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1 3.250%, 2/25/59 (l)§		88,813	92,883
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§		369,775	387,664
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 0.565%, 12/25/35 (l)		229,627	221,247
RALI Trust,
Series 2005-QO1 A1 0.484%, 8/25/35 (l)		2,407	2,012
Series 2007-QH8 A 2.624%, 10/25/37 (l)		51,527	45,044

See Notes to Financial Statements.

1243

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Residential Asset Securitization Trust,
Series 2005-A5 A3 0.585%, 5/25/35 (l)		$23,497	$17,475
Series 2006-A10 A5 6.500%, 9/25/36		9,935	6,009
Series 2007-A6 2A1 6.500%, 6/25/37		125,313	39,608
RFMSI Trust,
Series 2007-S6 1A10 6.000%, 6/25/37		6,805	6,601
Sequoia Mortgage Trust,
Series 2007-3 1A1 0.390%, 7/20/36 (l)		15,981	14,905
Series 5 A 0.544%, 10/19/26 (l)		757	729
Silverstone Master Issuer plc,
Series 2019-1A 2A 1.235%, 1/21/70 (l)§	GBP	73,000	90,985
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 3.765%, 2/25/34 (l)		$2,469	2,378
Series 2004-19 2A1 2.904%, 1/25/35 (l)		2,064	1,856
Series 2005-17 3A1 3.875%, 8/25/35 (l)		2,644	2,490
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 0.854%, 10/19/34 (l)		1,514	1,461
Series 2005-AR5 A1 0.444%, 7/19/35 (l)		2,678	2,442
Series 2005-AR5 A2 0.444%, 7/19/35 (l)		3,487	3,213
Series 2005-AR5 A3 0.444%, 7/19/35 (l)		8,428	7,963
Series 2006-AR3 11A1 0.394%, 4/25/36 (l)		7,502	7,452
Series 2006-AR4 2A1 0.375%, 6/25/36 (l)		1,934	1,867
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1 1.677%, 10/20/51 (l)§	GBP	317,400	393,075
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 2.704%, 11/25/42 (l)		$370	342
Series 2005-AR10 3A1 2.371%, 8/25/35 (l)		391	353
Series 2005-AR14 2A1 3.767%, 12/25/35 (l)		2,208	2,050
Series 2006-AR3 A1A 2.504%, 2/25/46 (l)		2,802	2,653
Series 2006-AR7 3A 2.240%, 7/25/46 (l)		14,735	13,170
Series 2007-OA4 1A 2.274%, 5/25/47 (l)		6,266	5,459

Total Collateralized Mortgage Obligations			4,482,139

Commercial Mortgage-Backed Securities (0.3%)
AREIT Trust,
Series 2020-CRE4 A 2.805%, 4/14/37 (l)§		100,000	100,163
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A 1.235%, 9/15/36 (l)§		98,267	94,444
GS Mortgage Securities Trust,
Series 2010-C1 A2 4.592%, 8/10/43§		50,680	50,764

Total Commercial Mortgage-Backed Securities			245,371

Corporate Bonds (2.4%)
Communication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 1.100%, 6/1/21 (k)		100,000	100,421
5.150%, 2/15/50		60,000	77,112
5.300%, 8/15/58		20,000	25,446

			202,979

Media (0.0%)
Charter Communications Operating LLC 4.464%, 7/23/22		10,000	10,624

Total Communication Services			213,603

Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 1.317%, 10/28/21 (k)		200,000	200,373

Total Consumer Discretionary			200,373

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petrobras Global Finance BV 6.125%, 1/17/22		8,000	8,352
5.093%, 1/15/30§		103,000	102,588

			110,940

Total Energy			110,940

Financials (1.3%)
Banks (0.5%)
Bank of America Corp.
Series FF (ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28 (k)(y)		20,000	20,460
UniCredit SpA
7.830%, 12/4/23§		350,000	402,194

			422,654

Capital Markets (0.5%)
British Transco International Finance BV
(Zero Coupon), 11/4/21 (m)		20,000	19,700
Deutsche Bank AG
4.250%, 10/14/21		400,000	410,550

			430,250

Consumer Finance (0.3%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		200,000	194,040

Total Financials			1,046,944

See Notes to Financial Statements.

1244

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Health Care (0.1%)
Biotechnology (0.1%)
AbbVie, Inc.
3.375%, 9/15/20§		$40,000	$40,223
5.000%, 12/15/21§		60,000	63,102

			103,325

Total Health Care			103,325

Industrials (0.3%)
Aerospace & Defense (0.2%)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 0.998%, 11/10/20 (k)		130,000	129,594

Road & Rail (0.0%)
ERAC USA Finance LLC
4.500%, 8/16/21§		20,000	20,550

Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
8.250%, 12/15/20		90,000	91,864

Total Industrials			242,008

Information Technology (0.0%)
Software (0.0%)
VMware, Inc.
3.900%, 8/21/27		10,000	10,561

Total Information Technology			10,561

Utilities (0.1%)
Multi-Utilities (0.1%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 0.763%, 3/15/21 (k)		50,000	50,061

Total Utilities			50,061

Total Corporate Bonds			1,977,815

Foreign Government Securities (6.0%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	1,998,300	2,291,519
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	216,356	207,001
Commonwealth of Australia
1.250%, 2/21/22 TIPS (m)	AUD	257,334	180,123
3.000%, 9/20/25 TIPS (m)		415,701	332,490
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	82,797,860	763,481
0.100%, 3/10/29 TIPS		18,049,680	166,515
Kingdom of Saudi Arabia
4.000%, 4/17/25 (m)		$200,000	221,700
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	97,425
New Zealand Government Bond
2.000%, 9/20/25 TIPS (m)	NZD	254,426	179,921
3.000%, 9/20/30 TIPS (m)		570,232	471,681
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	65,013

Total Foreign Government Securities			4,976,869

Mortgage-Backed Securities (13.8%)
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 7/25/50 TBA		$3,900,000	4,101,703
3.000%, 8/25/50 TBA		4,000,000	4,205,000
4.000%, 8/25/50 TBA		600,000	636,164
2.000%, 9/25/50 TBA		700,000	713,071
2.500%, 9/25/50 TBA		1,700,000	1,765,543

Total Mortgage-Backed Securities			11,421,481

Municipal Bond (0.0%)
Tobacco Settlement Finance Authority of West Virginia, Series A 7.467%, 6/1/47		20,000	20,141

Total Municipal Bond			20,141

U.S. Treasury Obligations (111.5%)
U.S. Treasury Inflation Linked Bonds 2.000%, 1/15/26 TIPS		1,756,821	2,039,731
2.375%, 1/15/27 TIPS		673,821	817,847
1.750%, 1/15/28 TIPS		2,741,379	3,270,260
3.625%, 4/15/28 TIPS (z)		4,597,051	6,182,696
2.500%, 1/15/29 TIPS		561,260	719,099
3.875%, 4/15/29 TIPS		921,730	1,301,873
2.125%, 2/15/40 TIPS		1,601,397	2,358,646
2.125%, 2/15/41 TIPS		280,985	418,928
0.750%, 2/15/42 TIPS		499,250	596,614
0.625%, 2/15/43 TIPS		211,882	249,181
1.375%, 2/15/44 TIPS		2,871,261	3,914,240
0.750%, 2/15/45 TIPS		2,068,701	2,528,181
1.000%, 2/15/46 TIPS		1,807,040	2,338,204
0.875%, 2/15/47 TIPS		966,529	1,231,446
1.000%, 2/15/48 TIPS		966,930	1,277,154
U.S. Treasury Inflation Linked Notes 0.125%, 4/15/21 TIPS (z)		6,988,299	7,021,305
0.125%, 1/15/22 TIPS		1,132,790	1,148,366
0.125%, 4/15/22 TIPS (z)		11,691,633	11,862,599
0.125%, 7/15/22 TIPS		1,828,452	1,871,458
0.125%, 1/15/23 TIPS		844,178	864,473
0.625%, 4/15/23 TIPS (z)		6,585,436	6,846,378
0.375%, 7/15/23 TIPS		2,434,801	2,534,838
0.625%, 1/15/24 TIPS		153,835	162,008
0.375%, 7/15/25 TIPS		378,403	404,064
0.625%, 1/15/26 TIPS (z)		4,898,796	5,302,924
0.125%, 7/15/26 TIPS		1,165,886	1,238,311
0.375%, 1/15/27 TIPS		1,072,004	1,155,515
0.375%, 7/15/27 TIPS (z)		5,376,856	5,844,718
0.500%, 1/15/28 TIPS		4,427,929	4,854,128
0.750%, 7/15/28 TIPS		3,687,254	4,157,399
0.875%, 1/15/29 TIPS		1,320,007	1,505,118
0.250%, 7/15/29 TIPS		5,407,570	5,915,478
0.125%, 1/15/30 TIPS		109,617	118,472
U.S. Treasury Notes 1.750%, 12/31/24 (v)		330,000	351,975

Total U.S. Treasury Obligations			92,403,627

Total Long-Term Debt Securities (144.6%) (Cost $109,665,958)			119,840,968

See Notes to Financial Statements.

1245

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (55.8%)
Federal Agricultural Mortgage Corp. 0.11%, 7/10/20 (o)(p)	$17,000,000	$16,999,459
FHLB 0.10%, 7/10/20 (o)(p)	21,000,000	20,999,435
0.17%, 9/9/20 (o)(p)	8,200,000	8,197,320

Total U.S. Government Agency Securities		46,196,214

Total Short-Term Investments (55.8%) (Cost $46,196,466)		46,196,214

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Schatz 08/21/2020 at EUR 116.00, European Style Notional Amount: EUR 9,300,000 Exchange Traded*	93	522
U.S. Treasury 2 Year Note 08/21/2020 at USD 112.88, American Style Notional Amount: USD 12,000,000 Exchange Traded*	60	—

		522

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
U.S. Treasury 5 Year Note 07/24/2020 at USD 106.75, American Style Notional Amount: USD 4,500,000 Exchange Traded*	45	—

Total Options Purchased (0.0%) (Cost $1,480)		522

Total Investments in Securities (200.4%) (Cost $155,863,904)		166,037,704
Other Assets Less Liabilities (-100.4%)		(83,168,156)

Net Assets (100%)		$82,869,548

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $5,787,495 or 7.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $3,787,733 or 4.6% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2020.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $63,995.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2020.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CDX	— Credit Default Swap Index
CPI	— Consumer Price Index
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FRCPI	— French Consumer Price Index
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NCUA	— National Credit Union Administration
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
STRIPS	— Separate Trading of Registered Interest and Principal
Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security
UKRPI	— United Kingdom Retail Price Index
UMBS	— Uniform Mortgage-Backed Securities
USCPI	— United States Consumer Price Index
USD	— United States Dollar

See Notes to Financial Statements.

1246

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	15	9/2020	EUR	2,274,750	11,798
Euro-Bund	13	9/2020	EUR	2,578,163	9,454
U.S. Treasury 5 Year Note	48	9/2020	USD	6,035,625	16,087
U.S. Treasury Ultra Bond	7	9/2020	USD	1,527,094	(6,026)

					31,313

Short Contracts
Euro-BTP	(1)	9/2020	EUR	(161,649)	(3,849)
Euro-Buxl	(1)	9/2020	EUR	(247,125)	(11,818)
Euro-Schatz	(114)	9/2020	EUR	(14,362,779)	(6,470)
Japan 10 Year Bond	(1)	9/2020	JPY	(1,407,270)	(1,381)
Short-Term Euro-BTP	(16)	9/2020	EUR	(2,011,155)	(10,361)
U.S. Treasury 2 Year Note	(60)	9/2020	USD	(13,249,687)	(1,581)
U.S. Treasury 10 Year Note	(29)	9/2020	USD	(4,035,984)	(10,915)
U.S. Treasury 10 Year Ultra Note	(12)	9/2020	USD	(1,889,812)	(7,612)
U.S. Treasury Long Bond	(36)	9/2020	USD	(6,428,250)	(17,995)

					(71,982)

					(40,669)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	62,575	PEN	215,001	HSBC Bank plc**	7/13/2020	1,879
USD	934,109	EUR	824,000	Bank of America	8/17/2020	7,378
USD	235,629	EUR	208,000	HSBC Bank plc	8/17/2020	1,696
USD	150,020	GBP	121,000	Bank of America	8/17/2020	46
USD	197,392	GBP	156,000	Citibank NA	8/17/2020	4,036
USD	1,021,764	JPY	109,200,000	Citibank NA	8/17/2020	9,816

Total unrealized appreciation						24,851

USD	79,403	MXN	1,979,000	Goldman Sachs Bank USA	7/24/2020	(6,432)
EUR	175,000	USD	197,559	Bank of America	8/17/2020	(741)
USD	485,530	AUD	756,000	Citibank NA	8/17/2020	(36,300)
USD	186,217	CAD	262,000	Bank of America	8/17/2020	(6,792)
USD	750,999	EUR	687,000	Bank of America	8/17/2020	(21,652)
USD	87,264	EUR	78,000	Goldman Sachs Bank USA	8/17/2020	(459)
USD	833,870	EUR	768,000	HSBC Bank plc	8/17/2020	(29,880)
USD	25,732	GBP	21,000	Citibank NA	8/17/2020	(297)
USD	955,895	GBP	778,000	Goldman Sachs Bank USA	8/17/2020	(8,406)
USD	605,290	NZD	1,014,000	Bank of America	8/17/2020	(49,057)

Total unrealized depreciation						(160,016)

Net unrealized depreciation						(135,165)

**	Non-deliverable forward.

See Notes to Financial Statements.

1247

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Written Call Options Contracts as of June 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price			Expiration Date	Value ($)
30 Years, August 2020 @0.00% v. 6 Month EURIBOR	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR	0.00	#	8/27/2020	(5,687)
30 Years, August 2020 @0.00% v. 6 Month EURIBOR	JPMorgan Chase Bank	100,000	EUR	(100,000)	EUR	0.00	#	8/25/2020	(2,754)
30 Years, August 2020 @0.00% v. 6 Month EURIBOR	Morgan Stanley	150,000	EUR	(150,000)	EUR	0.00	#	8/24/2020	(4,057)
30 Years, August 2020 @0.00% v. 6 Month EURIBOR	Morgan Stanley	150,000	EUR	(150,000)	EUR	0.00	#	8/24/2020	(4,061)
CDX North American Investment Grade 34-V1	Bank of America	300,000	USD	(300,000)	USD	0.01		9/16/2020	(146)
CDX North American Investment Grade 34-V1	Bank of America	300,000	USD	(300,000)	USD	0.01		8/19/2020	(158)
CDX North American Investment Grade 34-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	0.01		8/19/2020	(105)
iTraxx Europe Main 33-V1	Bank of America	200,000	EUR	(200,000)	EUR	0.00	#	9/16/2020	(89)
iTraxx Europe Main 33-V1	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR	0.01		9/16/2020	(135)
iTraxx Europe Main 33-V1	JPMorgan Chase Bank	600,000	EUR	(600,000)	EUR	0.01		10/21/2020	(624)

									(17,816)

Written Put Options Contracts as of June 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CDX North American Investment Grade 33-V1	Goldman Sachs Bank USA	300,000	USD	(300,000)	USD	0.03	3/17/2021	(663)
CDX North American Investment Grade 34-V1	Bank of America	300,000	USD	(300,000)	USD	0.01	8/19/2020	(381)
CDX North American Investment Grade 34-V1	Bank of America	300,000	USD	(300,000)	USD	0.01	9/16/2020	(659)
CDX North American Investment Grade 34-V1	Bank of America	700,000	USD	(700,000)	USD	0.01	8/19/2020	(769)
CDX North American Investment Grade 34-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	0.01	8/19/2020	(254)
iTraxx Europe Main 32-V1	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR	0.03	3/17/2021	(357)
iTraxx Europe Main 33-V1	Bank of America	200,000	EUR	(200,000)	EUR	0.01	9/16/2020	(413)
iTraxx Europe Main 33-V1	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR	0.01	9/16/2020	(318)
iTraxx Europe Main 33-V1	JPMorgan Chase Bank	600,000	EUR	(600,000)	EUR	0.01	10/21/2020	(1,287)

								(5,101)

Total Written Options Contracts (Premiums Received ($25,469))								(22,917)

#	Less than 0.005.

Centrally Cleared Credit default swap contracts outstanding — buy protection as of June 30, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 33-V9	5.00	Quarterly	12/20/2024	5.16	USD	100,000	(6,775)	7,214	439
CDX North American High Yield Index Series 33-V9	5.00	Quarterly	12/20/2024	5.16	USD	50,000	(3,180)	3,400	220
CDX North American High Yield Index Series 34-V6	5.00	Quarterly	6/20/2025	5.17	USD	400,000	15,144	(12,839)	2,305
CDX North American High Yield Index Series 34-V6	5.00	Quarterly	6/20/2025	5.17	USD	100,000	6,714	(6,138)	576
CDX North American High Yield Index Series 34-V6	5.00	Quarterly	6/20/2025	5.17	USD	400,000	26,953	(24,648)	2,305

Total Centrally Cleared Credit default swap contracts outstanding							38,856	(33,011)	5,845

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of June 30, 2020 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
FRCPI at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	90,264	90,264
UKRPI at termination	2.89% at termination	Pay	6/15/2022	GBP	700,000	5,476	5,476
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	23,003	23,003
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	15,393	15,335
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	700,000	5,264	21,325
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	1,000,000	3,192	30,465
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	1,457	6,093
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	340,000	26,592	26,592
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	12,906	12,906
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	6,489	6,490
UKRPI at termination	3.55% at termination	Pay	10/15/2033	GBP	760,000	80,499	80,499
USCPI at termination	0.86% at termination	Pay	6/15/2021	USD	300,000	119	119
USCPI at termination	0.90% at termination	Pay	6/17/2021	USD	800,000	126	126
USCPI at termination	1.03% at termination	Pay	6/18/2021	USD	600,000	681	681
USCPI at termination	1.03% at termination	Pay	6/18/2021	USD	200,000	218	228
USCPI at termination	1.34% at termination	Pay	6/29/2021	USD	500,000	343	343
USCPI at termination	1.34% at termination	Pay	7/1/2021	USD	700,000	13	13
USCPI at termination	1.35% at termination	Pay	7/2/2021	USD	200,000	0	0
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	3,097	3,122
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	6,903	6,242
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	18,726	18,725
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	4,455	4,455
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	8,664	8,909

						313,880	361,411

FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	900,000	(33,407)	(33,407)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(3,712)	(3,712)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	(25,810)	(25,983)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(3,738)	(3,712)
USCPI at termination	1.45% at termination	Receive	9/9/2021	USD	200,000	(2,485)	(2,485)
USCPI at termination	1.58% at termination	Receive	9/20/2021	USD	500,000	(7,840)	(7,840)
USCPI at termination	1.59% at termination	Receive	9/20/2021	USD	500,000	(7,901)	(7,962)

						(84,893)	(85,101)

Total Centrally Cleared Inflation-linked swap contracts outstanding						228,987	276,310

(1)	Value of floating rate index at June 30, 2020 was as follows:

Floating Rate Index	Value
FRCPI EUR	1.05%
UKRPI GBP	2.93%
USCPI USD	2.58%
3 Month LIBOR USD	0.30%

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,313,525	$—	$4,313,525
Centrally Cleared Credit Default Swaps	—	10,614	—	10,614
Centrally Cleared Inflation-linked Swaps	—	313,880	—	313,880
Collateralized Mortgage Obligations	—	4,482,139	—	4,482,139
Commercial Mortgage-Backed Securities	—	245,371	—	245,371
Corporate Bonds
Communication Services	—	213,603	—	213,603
Consumer Discretionary	—	200,373	—	200,373
Energy	—	110,940	—	110,940
Financials	—	1,046,944	—	1,046,944
Health Care	—	103,325	—	103,325
Industrials	—	242,008	—	242,008
Information Technology	—	10,561	—	10,561
Utilities	—	50,061	—	50,061
Foreign Government Securities	—	4,976,869	—	4,976,869
Forward Currency Contracts	—	24,851	—	24,851
Futures	37,339	—	—	37,339
Mortgage-Backed Security	—	11,421,481	—	11,421,481
Municipal Bond	—	20,141	—	20,141
Options Purchased
Call Options Purchased	522	—	—	522
Put Options Purchased	—	—	—	—
Short-Term Investments
U.S. Government Agency Securities	—	46,196,214	—	46,196,214
U.S. Treasury Obligations	—	92,403,627	—	92,403,627

Total Assets	$37,861	$166,386,527	$—	$166,424,388

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(43,625)	$—	$(43,625)
Centrally Cleared Inflation-linked Swaps	—	(84,893)	—	(84,893)
Forward Currency Contracts	—	(160,016)	—	(160,016)
Futures	(78,008)	—	—	(78,008)
Options Written
Call Options Written	—	(17,816)	—	(17,816)
Put Options Written	—	(5,101)	—	(5,101)

Total Liabilities	$(78,008)	$(311,451)	$—	$(389,459)

Total	$(40,147)	$166,075,076	$—	$166,034,929

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$351,741 *
Foreign exchange contracts	Receivables	24,851
Credit contracts	Receivables	10,614

Total		$387,206

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(179,460)*
Foreign exchange contracts	Payables	(160,016)
Credit contracts	Payables	(49,983)

Total		$(389,459)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$121,494	$(654,885)	$—	$(305,727)	$(839,118)
Foreign exchange contracts	—	—	187,975	—	187,975
Credit contracts	3,478	—	—	126,911	130,389

Total	$124,972	$(654,885)	$187,975	$(178,816)	$(520,754)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$2,581	$(104,076)	$—	$69,060	$(32,435)
Foreign exchange contracts	—	—	(71,560)	—	(71,560)
Credit contracts	(186)	—	—	67,506	67,320

Total	$2,395	$(104,076)	$(71,560)	$136,566	$(36,675)

^ This Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $9,178,000, futures contracts with an average notional balance of approximately $43,397,000, options contracts with an average notional balance of approximately $174,000 and swap contracts with an average notional balance of approximately $28,114,000, during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$7,424	$(7,424)	$—	$—
Citibank NA	13,852	(13,852)	—	—
HSBC Bank plc	3,575	(3,575)	—	—

Total	$24,851	$(24,851)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$80,857	$(7,424)	$(63,995)	$9,438
Citibank NA	36,597	(13,852)	—	22,745
Goldman Sachs Bank USA	22,816	—	—	22,816
HSBC Bank plc	29,880	(3,575)	—	26,305
JPMorgan Chase Bank	4,665	—	—	4,665
Morgan Stanley	8,118	—	—	8,118

Total	$182,933	$(24,851)	$(63,995)	$94,087

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $290,000.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Morgan Stanley & Co. LLC	0.23%	5/4/2020	7/6/2020	$(1,376,320)	$(1,375,495)
Morgan Stanley & Co. LLC	0.23	5/4/2020	7/6/2020	(6,954,493)	(6,955,792)
Morgan Stanley & Co. LLC	0.23	5/4/2020	7/6/2020	(11,705,098)	(11,707,300)
Morgan Stanley & Co. LLC	0.24	5/5/2020	7/6/2020	(6,094,507)	(6,068,878)
Morgan Stanley & Co. LLC	0.24	5/5/2020	7/6/2020	(2,015,910)	(2,015,558)
Morgan Stanley & Co. LLC	0.24	5/5/2020	7/6/2020	(6,750,284)	(6,746,122)

					$(34,869,145)

(1)	The average amount of borrowings while outstanding for 182 days during the six months ended June 30, 2020, was approximately $26,608,000 at a weighted average interest rate of 0.78%.
(2)	Payable for sale-buyback transactions includes $(27,467) of deferred price drop on sale-buyback transactions.

	June 30, 2020
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$6,068,878	$—	$—	$6,068,878
U.S. Treasury Notes	—	28,800,267	—	—	28,800,267

Total Borrowings	$—	$34,869,145	$—	$—	$34,869,145

Gross amount of recognized liabilities for sale-buybacks					$34,869,145

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2020:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Morgan Stanley & Co. LLC	$(34,869,145)	$35,299,897	$—	$430,752

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,340,579
Long-term U.S. government debt securities	19,658,269

$107,998,848

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$88,110,514
Long-term U.S. government debt securities	22,682,338

$110,792,852

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,766,589
Aggregate gross unrealized depreciation	(711,693)

Net unrealized appreciation	$10,054,896

Federal income tax cost of investments in securities and derivative instruments, if applicable	$156,066,212

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $155,863,904)	$166,037,704
Cash	605,041
Foreign cash (Cost $202,051)	202,234
Cash held as collateral at broker for futures	273,000
Receivable for forward settling transactions	9,777,008
Variation Margin on Centrally Cleared Swaps	271,464
Dividends, interest and other receivables	212,608
Receivable for securities sold	185,911
Receivable for Portfolio shares sold	53,166
Due from broker for futures variation margin	45,579
Unrealized appreciation on forward foreign currency contracts	24,851
Other assets	1,250

Total assets	177,689,816

LIABILITIES
Payable for securities purchased	38,083,438
Payable for sale-buyback financing transactions	34,869,145
Payable for forward settling transactions	21,167,438
Payable for return of cash collateral on forward foreign currency contracts	290,000
Unrealized depreciation on forward foreign currency contracts	160,016
Payable for Portfolio shares redeemed	82,768
Due to Custodian	47,563
Options written, at value (Premiums received $25,469)	22,917
Distribution fees payable – Class IB	16,865
Investment management fees payable	9,139
Administrative fees payable	6,532
Accrued expenses	64,447

Total liabilities	94,820,268

NET ASSETS	$82,869,548

Net assets were comprised of:
Paid in capital	$74,292,205
Total distributable earnings (loss)	8,577,343

Net assets	$82,869,548

Class IB
Net asset value, offering and redemption price per share, $82,869,548 / 6,317,620 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$205,694
Dividends	12
Securities lending (net)	81

Total income	205,787

EXPENSES
Investment management fees	203,107
Distribution fees – Class IB	101,553
Interest expense	50,140
Professional fees	41,711
Administrative fees	38,804
Custodian fees	35,209
Printing and mailing expenses	12,661
Trustees’ fees	1,284
Miscellaneous	10,017

Gross expenses	494,486
Less: Waiver from investment manager	(141,545)

Net expenses	352,941

NET INVESTMENT INCOME (LOSS)	(147,154)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,071,259
Futures contracts	(654,885)
Forward foreign currency contracts	187,975
Foreign currency transactions	(15,094)
Swaps	(178,816)
Options written	(62,757)
Securities sold short	(4,387)

Net realized gain (loss)	343,295

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,281,939
Futures contracts	(104,076)
Forward foreign currency contracts	(71,560)
Foreign currency translations	(5,570)
Options written	(59,429)
Swaps	136,566

Net change in unrealized appreciation (depreciation)	4,177,870

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,521,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,374,011

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(147,154)	$912,709
Net realized gain (loss)	343,295	(103,426)
Net change in unrealized appreciation (depreciation)	4,177,870	6,079,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,374,011	6,888,924

Distributions to shareholders:
Class IB	—	(2,429,733)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [1,310,626 and 710,114 shares, respectively]	16,426,543	8,778,445
Capital shares issued in reinvestment of dividends and distributions [0 and 194,894 shares, respectively]	—	2,429,733
Capital shares repurchased [(1,451,805) and (1,734,658) shares, respectively]	(18,253,707)	(21,557,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,827,164)	(10,348,969)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,546,847	(5,889,778)
NET ASSETS:
Beginning of period	80,322,701	86,212,479

End of period	$82,869,548	$80,322,701

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2020 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$4,374,011
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(194,910,999)
Proceeds from disposition of investment securities	183,621,885
Covers of investment securities sold short	(8,498,828)
Proceeds from investment securities sold short	8,494,441
Decrease in payable for forward settling transactions	(9,993,796)
Decrease in receivable for forward settling transactions	9,336,853
Change in unrealized (appreciation) depreciation on investments in securities	(4,281,939)
Change in unrealized (appreciation) depreciation on options written	59,429
Change in unrealized (appreciation) depreciation on forward foreign curreny contracts	71,560
Net realized (gain)/loss on investments in securities	(1,071,259)
Net realized (gain) loss on securities sold short	4,387
Net amortization (accretion) of income	321,110
Increase in payable for return of cash collateral on forward foreign currency contracts	290,000
Decrease in dividends, interest and other receivables	86,385
Decrease in due from investment manager receivable	40,313
Increase in investment management fees payable	9,139
Increase in administrative fees payable	6,532
Decrease in securities lending income receivable	1
Decrease in distribution fees payable – Class IB	(129)
Increase in other assets	(771)
Decrease in market value on OTC swap contracts	(9,979)
Decrease in accrued expenses	(17,966)
Decrease in premiums received on options written	(80,535)
Increase in due from broker for futures variation margin	(214,557)

Net cash provided (used) by operating activities	(12,364,712)

Cash flows provided (used) by financing activities:
Due to custodian	47,563
Proceeds from shares sold	16,691,550
Payment for shares repurchased	(18,185,221)
Proceeds from sale-buyback transactions	442,013,943
Payments on sale-buyback transactions	(441,997,227)
Increase in payable for sale-buyback financing transactions	13,627,045

Net cash provided (used) by financing activities	12,197,653

Net increase/(decrease) in cash	(167,059)

Cash, foreign currency and restricted cash:
Beginning of period	1,247,334

End of period	$1,080,275

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2020, the Portfolio paid $50,140 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Cash	$605,041	$571,672
Foreign cash	202,234	112,662
Cash held as collateral at broker for future	273,000	204,000
Cash held as collateral at broker for centrally cleared swaps	-	359,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,080,275	$1,247,334

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$12.44		$11.83		$11.87

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		0.13		0.03
Net realized and unrealized gain (loss)	0.70		0.87		—	#

Total from investment operations	0.68		1.00		0.03

Less distributions:
Dividends from net investment income	—		(0.25)		(0.05)
Distributions from net realized gains	—		(0.14)		(0.02)

Total dividends and distributions	—		(0.39)		(0.07)

Net asset value, end of period	$13.12		$12.44		$11.83

Total return (b)	5.47%		8.42%		0.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,870		$80,323		$86,212
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%***(j)	1.45	%**(k)	1.38	%**(m)
Before waivers (a)(f)	1.22	%***	1.81	%**	1.68	%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.36)%		1.09%		1.47	%(l)
Before waivers (a)(f)	(0.71)%		0.72%		1.17	%(l)
Portfolio turnover rate^	98	%(z)	224%		25	%(z)
*	Commencement of Operations.
**	Includes Interest Expense of 0.63% and Interest and Tax Expense of 0.70%, for the periods ended December 31, 2018 and 2019, respectively.
***	Includes Interest Expense of 0.12%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.45% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1257

EQ/PIMCO TOTAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Mortgage-Backed Securities	36.7%
U.S. Treasury Obligations	35.8
Financials	15.6
Asset-Backed Securities	7.6
Collateralized Mortgage Obligations	6.2
Real Estate	4.9
Utilities	3.4
Commercial Mortgage-Backed Securities	2.9
Consumer Discretionary	2.7
Information Technology	2.3
Foreign Government Securities	2.3
Communication Services	2.3
Industrials	2.1
Consumer Staples	2.1
Health Care	1.8
Energy	1.5
Materials	0.4
Municipal Bonds	0.3
Repurchase Agreements	0.1
Cash and Other	(31.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,063.64	$3.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.12	3.78

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.75%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1258

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.6%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4 0.444%, 9/25/36 (l)	$238,296	$226,822
Ally Master Owner Trust,
Series 2018-3 A 0.505%, 7/15/22 (l)	800,000	801,017
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25	338,044	256,742
Series 2016-3 A 3.250%, 10/15/28	169,332	137,986
Series 2016-3 AA 3.000%, 10/15/28	254,046	231,161
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 0.655%, 11/25/35 (l)	368,691	353,644
Argent Securities Trust,
Series 2006-M1 A2C 0.335%, 7/25/36 (l)	731,592	274,245
Series 2006-W2 A2B 0.375%, 3/25/36 (l)	249,724	158,280
Atrium XII,
Series 12A AR 1.928%, 4/22/27 (l)§	694,260	688,035
Avery Point IV CLO Ltd.,
Series 2014-1A AR 2.091%, 4/25/26 (l)§	107,794	107,600
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 0.328%, 8/25/36 (l)	33,491	39,649
Series 2006-HE9 1A2 0.335%, 11/25/36 (l)	304,128	274,162
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2 1.310%, 2/25/35 (l)	214,073	209,608
California Street CLO XII Ltd.,
Series 2013-12A AR 2.249%, 10/15/25 (l)§	344,236	342,859
C-BASS TRUST,
Series 2006-CB9 A1 0.245%, 11/25/36 (l)	14,689	7,490
Cent CLO 24 Ltd.,
Series 2015-24A A1R 2.289%, 10/15/26 (l)§	700,000	694,056
Chesapeake Funding II LLC,
Series 2018-2A A1 3.230%, 8/15/30§	340,623	346,948
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1 6.750%, 5/25/36 (e)	153,009	110,150
CLNC Ltd.,
Series 2019-FL1 A 1.444%, 8/20/35 (l)§	700,000	680,983
Countrywide Asset-Backed Certificates,
Series 2004-2 M1 0.934%, 5/25/34 (l)	54,552	52,914
Series 2006-12 2A2 0.335%, 7/25/36 (l)	6,576	6,550
Series 2006-2 M1 0.585%, 6/25/36 (l)	300,000	288,415
Series 2006-21 2A4 0.415%, 5/25/37 (l)	300,000	266,516
Series 2006-24 1A 0.325%, 6/25/47 (l)	122,747	105,994
Series 2006-26 2A3 0.354%, 6/25/37 (l)	3,542	3,492
CWABS Asset-Backed Certificates Trust,
Series 2007-12 2A3 0.984%, 8/25/47 (l)	37,608	36,066
EMC Mortgage Loan Trust,
Series 2001-A A 0.925%, 5/25/40 (l)§	4,495	4,153
Evergreen Credit Card Trust,
Series 2019-2 A 1.900%, 9/15/24§	900,000	901,036
FFMLT Trust,
Series 2005-FF8 M 1 0.920%, 9/25/35 (l)	9,825	9,802
Figueroa CLO Ltd.,
Series 2014-1A AR 2.119%, 1/15/27 (l)§	183,152	182,428
Ford Credit Floorplan Master Owner Trust A,
Series 2018-1 A2 0.465%, 5/15/23 (l)	1,200,000	1,194,503
Fremont Home Loan Trust,
Series 2005-D M1 0.595%, 11/25/35 (l)	300,000	249,071
Series 2006-E 2A1 0.245%, 1/25/37 (l)	2,624	1,237
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)	334,320	193,627
GSAMP Trust,
Series 2006-NC2 A2B 0.275%, 6/25/36 (l)	160,213	97,912
GSPA Monetization Trust,
6.422%, 10/9/29§	300,793	295,436
Halcyon Loan Advisors Funding Ltd.,
Series 2014-3A AR 2.198%, 10/22/25 (l)§	198,109	197,114
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 0.415%, 4/25/37 (l)	711,474	651,210
Jamestown CLO VII Ltd.,
Series 2015-7A A1R 1.821%, 7/25/27 (l)§	218,636	216,539
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 1.985%, 1/17/28 (l)§	854,532	839,037
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 0.595%, 10/25/35 (l)	300,000	280,829
Series 2006-FRE1 M1 0.574%, 5/25/35 (l)	200,000	191,381
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 0.444%, 3/25/37 (l)	100,000	94,942
Lehman XS Trust,
Series 2006-8 2A1 0.365%, 6/25/36 (l)	72,536	66,745

See Notes to Financial Statements.

1259

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 1.315%, 5/15/28 (l)§		$700,000	$693,194
LP Credit Card ABS Master Trust,
Series 2018-1 A 2.323%, 8/20/24 (l)§		599,921	609,712
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4 0.765%, 12/25/35 (l)		139,690	135,381
Series 2006-FRE2 A5 0.425%, 3/25/36 (l)		213,932	160,370
Monarch Grove CLO Ltd.,
Series 2018-1A A1 1.871%, 1/25/28 (l)§		358,011	351,795
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 0.434%, 8/25/36 (l)		561,109	336,821
Series 2006-WMC2 A2C 0.335%, 7/25/36 (l)		291,507	142,694
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR 2.335%, 4/18/25 (l)§		107,806	107,350
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 0.425%, 11/25/36 (l)		123,356	50,324
OCP CLO Ltd.,
Series 2015-9A A1R 2.019%, 7/15/27 (l)§		281,839	279,934
OneMain Direct Auto Receivables Trust,
Series 2018-1A A 3.430%, 12/16/24§		700,000	709,833
Option One Mortgage Loan Trust,
Series 2007-5 1A1 0.405%, 5/25/37 (l)		467,730	325,207
Series 2007-CP1 1A1 0.325%, 3/25/37 (l)		247,600	213,639
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 0.875%, 11/25/35 (l)		600,000	552,188
Palmer Square CLO Ltd.,
Series 2018-3A A1 1.242%, 8/15/26 (l)§		300,981	299,119
RAAC Trust,
Series 2006-SP2 M1 0.524%, 2/25/36 (l)		55,237	53,790
RAMP Trust,
Series 2005-RS4 M5 0.865%, 4/25/35 (l)		300,000	287,799
RASC Trust,
Series 2005-EMX5 A3 0.844%, 12/25/35 (l)		176,482	150,616
Series 2006-EMX2 M1 0.585%, 2/25/36 (l)		291,410	276,707
Series 2006-KS7 A4 0.425%, 9/25/36 (l)		252,121	244,830
Series 2007-KS3 AI3 0.434%, 4/25/37 (l)		87,073	84,427
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)		549,029	256,480
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 0.315%, 5/25/37 (l)		48,931	37,052
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 0.455%, 2/25/36 (l)		79,668	50,927
SLM Student Loan Trust,
Series 2003-10A A3 0.783%, 12/15/27 (l)§		255,286	252,083
Series 2003-11 A6 0.863%, 12/15/25 (l)§		374,088	367,393
SoFi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§		90,403	90,566
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 1.085%, 10/25/37 (l)		769,913	634,064
Series 2007-WMC1 3A1 0.295%, 2/25/37 (l)		82,451	28,128
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 0.335%, 11/25/37 (l)		677,846	407,770
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 0.635%, 5/25/37 (l)§		300,000	272,689
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R 2.285%, 1/17/26 (l)§		167,548	167,025
Series 2013-1A A2R 2.305%, 1/17/26 (l)§		167,548	167,480
Telos CLO Ltd.,
Series 2014-6A A1R 2.405%, 1/17/27 (l)§		185,714	184,577
TRTX Issuer Ltd.,
Series 2019-FL3 A 1.344%, 10/15/34 (l)§		900,000	879,312
United Airlines Pass-Through Trust,
Series 2016-2 AA 2.875%, 10/7/28		694,276	632,175
Venture XVI CLO Ltd.,
Series 2014-16A ARR 2.069%, 1/15/28 (l)§		384,382	378,148
Venture XX CLO Ltd.,
Series 2015-20A AR 2.039%, 4/15/27 (l)§		340,968	337,330
Voya CLO Ltd.,
Series 2014-3A A1R 1.711%, 7/25/26 (l)§		96,211	95,673
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 0.434%, 4/25/37 (l)		253,011	116,554
Westlake Automobile Receivables Trust,
Series 2018-3A A2A 2.980%, 1/18/22§		20,263	20,270

Total Asset-Backed Securities			23,809,812

Collateralized Mortgage Obligations (6.2%)
Alba plc,
Series 2007-1 A3 0.342%, 3/17/39 (l)(m)	GBP	412,888	481,709

See Notes to Financial Statements.

1260

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Alternative Loan Trust,
Series 2005-32T1 A3 1.185%, 8/25/35 (l)		$124,430	$63,258
Series 2006-45T1 1A16 6.000%, 2/25/37		293,167	204,159
Series 2006-OA11 A1B 0.375%, 9/25/46 (l)		502,420	454,692
Series 2006-OA12 A1B 0.380%, 9/20/46 (l)		194,285	166,971
Series 2006-OA3 1A1 0.385%, 5/25/36 (l)		44,959	36,735
American Home Mortgage Investment Trust,
Series 2004-4 4A 2.515%, 2/25/45 (l)		9,044	8,984
Series 2006-2 3A2 6.700%, 6/25/36 (e)		494,794	146,262
Banc of America Funding Trust,
Series 2005-D A1 4.012%, 5/25/35 (l)		10,820	10,672
Series 2007-2 1A2 6.000%, 3/25/37		108,694	96,257
Banc of America Mortgage Trust,
Series 2003-D 2A4 4.291%, 5/25/33 (l)		10,219	10,003
BCAP LLC Trust,
Series 2007-AA2 12A1 0.394%, 5/25/47 (l)		105,043	93,237
Series 2011-RR5 12A1 4.871%, 3/26/37 (e)§		33,143	33,159
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 3.769%, 5/25/35 (l)		36,728	35,574
Series 2005-7 22A1 3.736%, 9/25/35 (l)		28,972	22,539
Series 2006-3 35A1 3.899%, 5/25/36 (l)		73,109	49,484
Bear Stearns ARM Trust,
Series 2002-11 1A1 3.967%, 2/25/33 (l)		219	211
Series 2002-11 1A2 3.754%, 2/25/33 (l)		533	466
Series 2003-1 6A1 4.016%, 4/25/33 (l)		1,873	1,887
Series 2003-8 2A1 4.103%, 1/25/34 (l)		8,188	8,269
Series 2004-1 12A5 3.839%, 4/25/34 (l)		15,859	15,003
Series 2004-10 22A1 4.376%, 1/25/35 (l)		8,009	7,430
Series 2004-10 23A1 4.032%, 1/25/35 (l)		2,232	2,127
Series 2004-3 1A1 3.398%, 7/25/34 (l)		12,295	10,982
Series 2004-8 2A1 3.936%, 11/25/34 (l)		37,401	35,513
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 3.635%, 1/26/36 (l)		48,698	39,767
Series 2007-R6 2A1 4.251%, 12/26/46 (l)		41,178	35,733
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 3.601%, 1/25/36 (l)		67,687	58,742
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 3.819%, 11/25/34 (l)		29,729	28,852
Series 2004-HYB9 1A1 3.633%, 2/20/35 (l)		19,458	18,964
Series 2005-HYB9 3A2A 3.711%, 2/20/36 (l)		6,668	5,593
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 4.380%, 10/25/35 (l)		4,096	3,963
Series 2009-7 5A2 5.500%, 12/25/35§		87,251	67,885
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 3.462%, 5/25/35 (l)		13,944	13,900
Series 2005-6 A2 2.290%, 9/25/35 (l)		152,852	149,788
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1 5.220%, 6/25/32 (l)		540	523
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 0.335%, 3/25/37 (l)		161,970	148,494
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 0.685%, 2/25/35 (l)		6,690	6,326
Eurosail-UK plc,
Series 2007-1X A3C 0.358%, 3/13/45 (l)(m)	GBP	152,862	186,908
Series 2007-2X A3C 0.348%, 3/13/45 (l)(m)		39,870	48,255
FHLMC,
Series 1529 Z 7.000%, 6/15/23		$2,538	2,694
Series 2248 FB 0.685%, 9/15/30 (l)		162	163
Series 2266 F 0.635%, 11/15/30 (l)		82	82
Series 3360 FC 0.905%, 5/15/37 (l)		7,612	7,714
Series 4989 FA 0.544%, 8/15/40 (l)(r)		500,000	497,423
Series 4989 FB 0.544%, 10/15/40 (l)(r)		400,000	397,939
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 2.891%, 2/25/45 (l)		5,566	5,613
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 3.329%, 8/25/35 (l)		82,860	72,897
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 3.998%, 10/25/35 (l)		62,700	59,565
FNMA,
Series 1993-45 Z 7.000%, 4/25/23		2,400	2,537
Series 2003-25 KP 5.000%, 4/25/33		15,002	17,111

See Notes to Financial Statements.

1261

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2004-W2 5AF 0.534%, 3/25/44 (l)		$15,591	$15,569
Series 2005-79 NF 0.595%, 9/25/35 (l)		9,673	9,683
Series 2006-118 A1 0.228%, 12/25/36 (l)		6,038	6,002
Series 2006-5 3A2 3.723%, 5/25/35 (l)		4,926	5,158
Series 2007-42 AF 0.434%, 5/25/37 (l)		1,197	1,190
Series 2007-73 A1 0.236%, 7/25/37 (l)		16,836	16,556
Series 2015-58 AI 3.194%, 8/25/55IO IO (l)		420,033	24,570
Series 2016-62 AF 0.820%, 9/25/46 (l)		93,184	93,063
GNMA,
Series 2015-H18 FB 0.903%, 7/20/65 (l)		556,518	557,020
Series 2015-H19 FK 0.903%, 8/20/65 (l)		416,626	417,001
Series 2016-H02 FH 1.303%, 1/20/66 (l)		150,371	152,848
Series 2016-H06 FJ 0.953%, 7/20/63 (l)		54,637	54,658
Series 2016-H14 FA 1.103%, 6/20/66 (l)		246,050	248,190
Series 2016-H17 FC 1.133%, 8/20/66 (l)		662,095	668,663
Series 2016-H17 FM 0.753%, 8/20/66 (l)		7,260	7,253
Series 2016-H20 PT 4.607%, 9/20/66 (l)		743,072	799,729
Series 2016-H22 FA 1.073%, 10/20/66 (l)		411,079	414,187
Series 2017-H10 FB 1.904%, 4/20/67 (l)		512,049	522,041
Series 2018-38 WF 0.473%, 10/20/43 (l)		376,256	375,353
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC 0.438%, 6/18/39 (l)§		121,905	119,207
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.065%, 9/25/35 (l)		41,602	41,307
Series 2005-AR7 6A1 4.097%, 11/25/35 (l)		13,235	12,616
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 1.694%, 10/19/35 (l)		77,177	61,349
Series 2005-14 4A1A 3.792%, 12/19/35 (l)		90,124	61,412
Series 2005-2 2A1A 0.634%, 5/19/35 (l)		11,941	10,747
Series 2005-4 3A1 3.653%, 7/19/35 (l)		37,507	31,029
Hawksmoor Mortgages,
Series 2019-1A A 1.287%, 5/25/53 (l)§	GBP	2,424,325	3,003,137
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 0.354%, 1/25/37 (l)		$84,650	74,442
Series 2006-AR9 2A1 3.313%, 6/25/36 (l)		240,121	193,655
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		13,972	10,056
Series 2006-A3 6A1 3.645%, 8/25/34 (l)		58,339	54,811
Series 2006-A6 1A4L 3.945%, 10/25/36 (l)		94,590	80,702
Landmark Mortgage Securities No. 3 plc,
Series 3 A 0.940%, 4/17/44 (l)(m)	GBP	726,079	836,510
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3 2.244%, 1/25/47 (l)		$93,308	156,100
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 3.414%, 4/25/35 (l)		71,915	67,657
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 3.442%, 7/25/35 (l)		92,138	81,852
MortgageIT Trust,
Series 2005-5 A2 0.804%, 12/25/35 (l)		78,903	73,187
Prime Mortgage Trust,
Series 2004-CL1 1A2 0.585%, 2/25/34 (l)		1,951	1,835
Series 2006-CL1 A1 0.668%, 2/25/35 (l)		96,624	90,649
RALI Trust,
Series 2005-QA13 2A1 4.464%, 12/25/35 (l)		12,454	10,808
Series 2006-QS12 1A1 6.500%, 9/25/36		226,274	161,075
Series 2006-QS13 1A10 6.000%, 9/25/36		20,774	18,895
Series 2007-QA3 A1 0.285%, 5/25/37 (l)		298,900	262,744
Series 2008-QR1 1A1 1.585%, 8/25/36 (l)		69,660	67,692
RBSSP Resecuritization Trust,
Series 2009-12 18A1 3.532%, 12/25/35 (l)§		168,316	167,542
Residential Asset Securitization Trust,
Series 2005-A11 1A1 0.635%, 10/25/35 (l)		56,994	38,777
RFMSI Trust,
Series 2007-S6 1A11 6.000%, 6/25/37		85,017	82,466
STARM Mortgage Loan Trust,
Series 2007-1 2A1 3.931%, 2/25/37 (l)		63,346	56,704
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 0.385%, 4/25/47 (l)		64,291	56,429
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 0.444%, 7/19/35 (l)		42,139	39,816
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 0.854%, 9/19/32 (l)		975	934

See Notes to Financial Statements.

1262

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2002-14A 2A1 3.490%, 7/25/32 (l)		$19	$17
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 1.865%, 3/25/37 (l)		49,625	43,424
Series 2007-3 3A1 1.815%, 6/25/47 (l)		327,479	275,373
Towd Point Mortgage Funding,
Series 2019-A13A A1 1.392%, 7/20/45 (l)§	GBP	1,884,420	2,318,715
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1 3.898%, 5/20/36 (l)		$70,305	67,723
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 0.475%, 10/25/45 (l)		6,371	6,150
Series 2005-AR6 1A1A 0.685%, 2/25/45 (l)		354,131	335,392
Series 2006-AR16 3A3 3.523%, 12/25/36 (l)		22,341	20,081
Series 2007-HY5 2A1 3.301%, 5/25/37 (l)		122,267	101,277
Series 2007-HY7 4A2 3.715%, 7/25/37 (l)		75,065	65,061
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 0.982%, 12/21/49 (l)§	GBP	795,123	976,341
Series 3A B 1.682%, 12/21/49 (l)§		100,000	123,242
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 4.358%, 10/25/36 (l)		$843,494	800,168

Total Collateralized Mortgage Obligations			19,420,854

Commercial Mortgage-Backed Securities (2.9%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53§		600,000	643,108
AREIT Trust,
Series 2020-CRE4 A 2.805%, 4/14/37 (l)§		600,000	600,977
Business Mortgage Finance 7 plc,
Series 7X A1 2.292%, 2/15/41 (l)(m)	GBP	88,602	107,835
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54		$300,000	322,301
Commercial Mortgage Trust,
Series 2018-COR3 A3 4.228%, 5/10/51		700,000	821,288
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1 1.357%, 8/25/22 IO (l)		2,007,690	45,013
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A 3.203%, 2/10/29§		200,000	199,893
Series 2016-RENT B 3.980%, 2/10/29§		700,000	695,520
Series 2017-GPTX A 2.856%, 5/10/34§		400,000	397,786
GS Mortgage Securities Trust,
Series 2015-GC30 AAB 3.120%, 5/10/50		589,846	611,582
Series 2016-GS3 WMB 3.722%, 10/10/49 (l)§		100,000	86,257
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35§		600,000	581,016
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A 1.185%, 6/15/32 (l)§		662,642	622,922
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48		92,452	95,424
Series 2015-C27 ASB 3.557%, 12/15/47		300,000	315,439
Morgan Stanley Capital I Trust,
Series 2020-CNP A 2.508%, 4/5/42 (l)§		800,000	800,940
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39§		700,000	726,330
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A 0.925%, 11/11/34 (l)§		324,032	307,006
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52		800,000	943,738

Total Commercial Mortgage-Backed Securities			8,924,375

Corporate Bonds (39.1%)
Communication Services (2.3%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 1.100%, 6/1/21 (k)		800,000	803,365
3.400%, 5/15/25		500,000	548,910
Verizon Communications, Inc. 3.376%, 2/15/25		1,200,000	1,334,391

			2,686,666

Entertainment (0.7%)
Netflix, Inc. 4.625%, 5/15/29	EUR	500,000	623,542
TWDC Enterprises 18 Corp. 2.125%, 9/13/22 (m)		$200,000	203,927
Walt Disney Co. (The) 2.650%, 1/13/31		1,300,000	1,377,336

			2,204,805

Media (0.3%)
Charter Communications Operating LLC
4.464%, 7/23/22		100,000	106,245
Discovery Communications LLC 3.625%, 5/15/30		900,000	982,188

			1,088,433

See Notes to Financial Statements.

1263

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.4%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§	$700,000	$757,750
5.152%, 3/20/28§	400,000	461,044

		1,218,794

Total Communication Services		7,198,698

Consumer Discretionary (2.7%)
Automobiles (1.1%)
BMW Finance NV 2.250%, 8/12/22§	700,000	718,822
Daimler Finance North America LLC
2.550%, 8/15/22§	700,000	714,155
3.700%, 5/4/23§	700,000	739,814
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 0.936%, 9/21/21 (k)§	623,000	597,349
Volkswagen Group of America Finance LLC
3.200%, 9/26/26§	700,000	746,363

		3,516,503

Hotels, Restaurants & Leisure (0.8%)
Choice Hotels International, Inc. 3.700%, 12/1/29	700,000	700,501
Starbucks Corp. 2.550%, 11/15/30	900,000	943,502
Wynn Las Vegas LLC 5.500%, 3/1/25§	800,000	736,000

		2,380,003

Household Durables (0.6%)
Mohawk Industries, Inc. 3.625%, 5/15/30	900,000	979,663
NVR, Inc. 3.000%, 5/15/30	900,000	938,958

		1,918,621

Internet & Direct Marketing Retail (0.2%)
Expedia Group, Inc. 3.250%, 2/15/30	700,000	652,750

Total Consumer Discretionary		8,467,877

Consumer Staples (2.1%)
Beverages (0.3%)
Bacardi Ltd. 4.450%, 5/15/25§	500,000	547,003
Keurig Dr Pepper, Inc. 4.057%, 5/25/23	500,000	541,699

		1,088,702

Food & Staples Retailing (0.2%)
Seven & i Holdings Co. Ltd. 3.350%, 9/17/21§	500,000	514,054

Food Products (0.3%)
Campbell Soup Co. 3.650%, 3/15/23	172,000	183,799
Conagra Brands, Inc. 4.300%, 5/1/24	700,000	775,886
Kraft Heinz Foods Co. 2.800%, 7/2/20	27,000	27,000

		986,685

Household Products (0.1%)
Reckitt Benckiser Treasury Services plc
2.375%, 6/24/22§	200,000	205,763

Tobacco (1.2%)
Altria Group, Inc. 2.350%, 5/6/25	800,000	838,809
BAT Capital Corp. 3.557%, 8/15/27	100,000	108,346
Imperial Brands Finance plc 3.125%, 7/26/24§	400,000	415,153
3.500%, 7/26/26§	600,000	639,249
3.875%, 7/26/29§	800,000	846,728
Philip Morris International, Inc. 2.375%, 8/17/22	900,000	930,660

		3,778,945

Total Consumer Staples		6,574,149

Energy (1.5%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC 2.773%, 12/15/22	300,000	313,354
Odebrecht Drilling Norbe VIII/IX Ltd. 7.350%, 12/1/26 PIK§	794	234
7.350%, 12/1/26 PIK (m)	318,445	93,983
Odebrecht Oil & Gas Finance Ltd. (Zero Coupon), 8/6/20 (y)§	200,000	200

		407,771

Oil, Gas & Consumable Fuels (1.4%)
Energy Transfer Operating LP 5.250%, 4/15/29	600,000	654,973
Greenko Solar Mauritius Ltd. 5.950%, 7/29/26§	700,000	687,094
MPLX LP 4.000%, 3/15/28	300,000	315,588
ONEOK Partners LP 6.850%, 10/15/37	800,000	941,161
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	100,000	107,539
4.500%, 5/15/30§	800,000	884,388
Saudi Arabian Oil Co. 2.750%, 4/16/22§	800,000	818,250

		4,408,993

Total Energy		4,816,764

Financials (15.6%)
Banks (8.1%)
Banco Santander SA 2.746%, 5/28/25	700,000	724,214
Bank of America Corp. 4.125%, 1/22/24	200,000	221,588
(ICE LIBOR USD 3 Month + 0.79%), 1.117%, 3/5/24 (k)	700,000	697,600

See Notes to Financial Statements.

1264

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 2.095%, 7/20/23 (k)§		$600,000	$602,484
Barclays Bank plc 10.179%, 6/12/21§		200,000	216,353
Barclays plc
(EUR Swap Annual 5 Year + 6.75%), 8.000%, 12/15/20 (k)(y)	EUR	500,000	562,132
(ICE LIBOR USD 3 Month + 2.11%), 2.558%, 8/10/21 (k)		$1,400,000	1,420,978
(ICE LIBOR USD 3 Month + 1.63%), 2.936%, 1/10/23 (k)		900,000	901,502
BNP Paribas SA
3.500%, 3/1/23§		700,000	739,862
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25 (k)§		700,000	772,178
Citigroup, Inc. (SOFR + 1.67%), 1.678%, 5/15/24 (k)		900,000	915,577
(ICE LIBOR USD 3 Month + 1.02%), 1.373%, 6/1/24 (k)		700,000	697,765
Credit Suisse Group Funding Guernsey Ltd.
(ICE LIBOR USD 3 Month + 2.29%), 3.425%, 4/16/21 (k)		1,000,000	1,015,377
3.450%, 4/16/21		500,000	511,709
3.800%, 9/15/22		600,000	637,217
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.50%), 2.873%, 1/5/22 (k)		1,000,000	1,015,331
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24 (k)		700,000	757,682
(SOFR + 1.51%), 2.739%, 10/15/30 (k)		900,000	962,410
Lloyds Bank plc 7.500%, 4/2/32 (e)(m)		600,000	489,914
Lloyds Banking Group plc
(GBP Swap 5 Year + 5.01%), 7.625%, 6/27/23 (k)(m)(y)	GBP	200,000	252,396
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 1.084%, 3/2/23 (k)		$700,000	696,206
3.455%, 3/2/23		900,000	958,971
Mizuho Financial Group, Inc. 3.549%, 3/5/23		700,000	746,436
National Australia Bank Ltd. 3.450%, 12/4/23§		1,200,000	1,313,787
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.836%, 5/17/21 (k)§		600,000	598,691
QNB Finance Ltd.
(ICE LIBOR USD 3 Month + 1.57%), 2.705%, 7/18/21 (k)(m)		800,000	799,464
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21 (k)(y)		1,000,000	1,022,500
2.500%, 3/22/23 (m)	EUR	100,000	116,858
Santander UK Group Holdings plc
2.875%, 8/5/21		$300,000	306,595
Societe Generale SA 4.250%, 9/14/23§		700,000	754,124
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25 (k)§		700,000	738,745
UniCredit SpA 7.830%, 12/4/23§		900,000	1,034,213
United Overseas Bank Ltd. 3.200%, 4/23/21§		600,000	609,984
US Bancorp 1.450%, 5/12/25		900,000	923,937
Wells Fargo & Co. (EURIBOR 3 Month + 1.85%), 1.741%, 5/4/30 (k)(m)	EUR	500,000	584,021

			25,318,801

Capital Markets (3.4%)
Cantor Fitzgerald LP 6.500%, 6/17/22§		$300,000	312,417
Credit Suisse AG 6.500%, 8/8/23 (m)		200,000	218,000
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23 (k)(y)§		500,000	537,500
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 0.97%), 2.281%, 7/13/20 (k)		400,000	400,044
4.250%, 10/14/21		500,000	513,188
3.300%, 11/16/22		600,000	613,024
3.950%, 2/27/23		500,000	519,490
(SOFR + 2.58%), 3.961%, 11/26/25 (k)		1,800,000	1,895,997
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.78%), 1.540%, 10/31/22 (k)		1,000,000	999,550
3.500%, 1/23/25		100,000	109,183
3.750%, 5/22/25		700,000	773,225
(ICE LIBOR USD 3 Month + 1.17%), 1.562%, 5/15/26 (k)		300,000	296,168
Intercontinental Exchange, Inc. 3.000%, 6/15/50		700,000	716,760
Lazard Group LLC 4.500%, 9/19/28		700,000	780,119

See Notes to Financial Statements.

1265

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Stifel Financial Corp. 4.000%, 5/15/30		$900,000	$939,399
UBS Group AG 4.125%, 9/24/25§		200,000	225,749
4.125%, 4/15/26§		600,000	681,390

			10,531,203

Consumer Finance (3.0%)
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 0.891%, 11/5/21 (k)		200,000	198,637
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.93%), 1.227%, 9/24/20 (k)		700,000	696,500
(ICE LIBOR USD 3 Month + 0.88%), 2.191%, 10/12/21 (k)		400,000	379,000
(ICE LIBOR USD 3 Month + 1.08%), 1.636%, 8/3/22 (k)		925,000	840,899
(ICE LIBOR USD 3 Month + 1.24%), 1.627%, 2/15/23 (k)		600,000	535,500
5.584%, 3/18/24		700,000	706,790
General Motors Financial Co., Inc. 3.200%, 7/13/20		200,000	200,085
2.450%, 11/6/20		300,000	300,591
3.700%, 11/24/20		200,000	201,429
(ICE LIBOR USD 3 Month + 0.85%), 2.170%, 4/9/21 (k)		400,000	397,196
3.550%, 7/8/22		700,000	715,433
5.200%, 3/20/23		900,000	961,913
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		700,000	711,263
Springleaf Finance Corp. 6.125%, 5/15/22		800,000	814,704
Volkswagen Bank GmbH 0.625%, 9/8/21 (m)	EUR	100,000	112,012
1.250%, 8/1/22 (m)		300,000	338,139
1.875%, 1/31/24 (m)		1,100,000	1,264,318

			9,374,409

Diversified Financial Services (0.8%)
GE Capital Funding LLC 3.450%, 5/15/25§		$900,000	939,501
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35		700,000	700,701
Synchrony Bank 3.650%, 5/24/21		700,000	711,618

			2,351,820

Insurance (0.3%)
First American Financial Corp. 4.000%, 5/15/30		700,000	765,531
Society of Lloyd’s 4.750%, 10/30/24 (m)	GBP	100,000	129,888

			895,419

Total Financials			48,471,652

Health Care (1.8%)
Biotechnology (0.5%)
AbbVie, Inc. 3.375%, 11/14/21		$100,000	103,660
3.750%, 11/14/23		600,000	652,497
2.950%, 11/21/26§		700,000	756,361

			1,512,518

Health Care Providers & Services (0.6%)
Anthem, Inc. 3.300%, 1/15/23		600,000	638,221
Cigna Corp. 3.050%, 11/30/22§		100,000	105,357
CVS Health Corp. 3.500%, 7/20/22		100,000	105,302
4.300%, 3/25/28		900,000	1,050,847

			1,899,727

Pharmaceuticals (0.7%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 1.323%, 12/15/23 (k)§		300,000	298,590
Mylan, Inc. 3.125%, 1/15/23§		700,000	736,345
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 0.817%, 8/20/21 (k)		300,000	300,207
2.000%, 5/15/30		900,000	923,153

			2,258,295

Total Health Care			5,670,540

Industrials (2.1%)
Aerospace & Defense (0.5%)
Leidos, Inc. 4.375%, 5/15/30§		800,000	900,160
Spirit AeroSystems, Inc. 4.600%, 6/15/28		700,000	564,375

			1,464,535

Machinery (0.3%)
Platin 1426 GmbH 6.875%, 6/15/23§	EUR	500,000	516,810
Westinghouse Air Brake Technologies Corp.
(ICE LIBOR USD 3 Month + 1.30%), 1.613%, 9/15/21 (k)		$300,000	297,375

			814,185

Marine (0.2%)
AP Moller – Maersk A/S 4.500%, 6/20/29§		700,000	752,239

Road & Rail (0.4%)
Central Japan Railway Co. 3.400%, 9/6/23 (m)		600,000	644,065
Pacific National Finance Pty. Ltd. 4.750%, 3/22/28 (m)		700,000	724,289

			1,368,354

See Notes to Financial Statements.

1266

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Trading Companies & Distributors (0.7%)
Aircastle Ltd. 5.125%, 3/15/21	$800,000	$801,427
Aviation Capital Group LLC 3.875%, 5/1/23§	800,000	759,980
4.125%, 8/1/25§	700,000	628,807

		2,190,214

Total Industrials		6,589,527

Information Technology (2.3%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc. 3.500%, 4/1/22	100,000	102,620

IT Services (0.8%)
Fiserv, Inc. 2.250%, 6/1/27	900,000	944,640
Global Payments, Inc. 2.900%, 5/15/30	700,000	731,713
PayPal Holdings, Inc. 2.850%, 10/1/29	700,000	756,494

		2,432,847

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom Corp. 3.875%, 1/15/27	100,000	107,662
Broadcom, Inc. 4.110%, 9/15/28§	743,000	814,700
4.150%, 11/15/30§	900,000	977,962
Microchip Technology, Inc. 3.922%, 6/1/21	200,000	203,808
NXP BV 3.875%, 9/1/22§	800,000	842,384
5.350%, 3/1/26§	500,000	590,900

		3,537,416

Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC 4.420%, 6/15/21§	100,000	102,749
5.450%, 6/15/23§	900,000	984,430
NetApp, Inc. 3.375%, 6/15/21	100,000	102,148

		1,189,327

Total Information Technology		7,262,210

Materials (0.4%)
Chemicals (0.4%)
Huntsman International LLC 5.125%, 11/15/22	600,000	633,660
Syngenta Finance NV 3.933%, 4/23/21§	500,000	501,875

		1,135,535

Total Materials		1,135,535

Real Estate (4.9%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26	300,000	342,971
4.500%, 7/30/29	200,000	240,727
American Tower Corp. (REIT) 3.375%, 5/15/24	800,000	869,446
AvalonBay Communities, Inc. (REIT) 2.300%, 3/1/30	800,000	840,122
Boston Properties LP (REIT) 4.500%, 12/1/28	600,000	712,268
3.250%, 1/30/31	900,000	969,094
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 1.737%, 2/1/22 (k)	200,000	194,266
EPR Properties (REIT) 3.750%, 8/15/29	700,000	607,352
Federal Realty Investment Trust (REIT)
3.500%, 6/1/30	900,000	944,804
GLP Capital LP (REIT) 5.250%, 6/1/25	100,000	108,740
5.750%, 6/1/28	200,000	220,500
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§	500,000	541,716
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	700,000	753,314
Highwoods Realty LP (REIT) 4.125%, 3/15/28	100,000	109,506
Mid-America Apartments LP (REIT) 2.750%, 3/15/30	700,000	740,333
National Retail Properties, Inc. (REIT) 2.500%, 4/15/30	800,000	760,328
Physicians Realty LP (REIT) 4.300%, 3/15/27	100,000	104,696
Public Storage (REIT) 3.094%, 9/15/27	500,000	559,672
Realty Income Corp. (REIT) 3.000%, 1/15/27	300,000	319,189
3.250%, 1/15/31	600,000	649,509
Sabra Health Care LP (REIT) 4.800%, 6/1/24	700,000	700,000
Scentre Group Trust 1 (REIT) 4.375%, 5/28/30§	900,000	988,576
Service Properties Trust (REIT) 4.250%, 2/15/21	19,000	18,881
4.500%, 6/15/23	200,000	191,500
4.950%, 2/15/27	500,000	437,500
Simon Property Group LP (REIT) 2.450%, 9/13/29	700,000	689,256
Ventas Realty LP (REIT) 3.250%, 10/15/26	200,000	204,492
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25	400,000	430,944
Washington Prime Group LP (REIT) 6.450%, 8/15/24 (e)(x)	300,000	172,065
Welltower, Inc. (REIT) 2.750%, 1/15/31	800,000	798,883

		15,220,650

Total Real Estate		15,220,650

Utilities (3.4%)
Electric Utilities (2.6%)
Duke Energy Corp. (ICE LIBOR USD 3 Month + 0.50%), 0.924%, 5/14/21 (k)§	700,000	700,800
2.450%, 6/1/30	600,000	629,570

See Notes to Financial Statements.

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June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Duke Energy Ohio, Inc. 3.650%, 2/1/29		$500,000	$577,880
Edison International 3.550%, 11/15/24		600,000	633,121
Enel Finance International NV 2.875%, 5/25/22§		800,000	826,537
4.250%, 9/14/23§		700,000	763,162
ITC Holdings Corp. 2.950%, 5/14/30§		600,000	642,350
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22		800,000	831,459
2.250%, 6/1/30		900,000	919,964
Niagara Mohawk Power Corp. 4.278%, 12/15/28§		900,000	1,037,380
Southern Co. (The) 2.350%, 7/1/21		600,000	610,372

			8,172,595

Gas Utilities (0.4%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		400,000	427,073
Dominion Energy Gas Holdings LLC
Series A (ICE LIBOR USD 3 Month + 0.60%), 0.913%, 6/15/21 (k)		800,000	798,216

			1,225,289

Multi-Utilities (0.4%)
NiSource, Inc. 2.650%, 11/17/22		200,000	208,851
Sempra Energy (ICE LIBOR USD 3 Month + 0.45%), 0.763%, 3/15/21 (k)		900,000	901,090

			1,109,941

Total Utilities			10,507,825

Total Corporate Bonds			121,915,427

Foreign Government Securities (2.3%)
Japan Finance Organization for Municipalities
3.375%, 9/27/23§		1,100,000	1,194,440
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	664,574
Province of Ontario 4.000%, 6/2/21	CAD	900,000	684,894
3.150%, 6/2/22		300,000	232,255
Province of Quebec 3.500%, 7/29/20		$100,000	100,232
4.500%, 12/1/20	CAD	100,000	75,017
2.750%, 8/25/21		$700,000	719,307
3.500%, 12/1/22	CAD	300,000	236,861
3.750%, 9/1/24		200,000	165,550
Republic of Chile 2.450%, 1/31/31		$800,000	830,600
Republic of Peru 5.940%, 2/12/29§	PEN	2,100,000	682,637
State of Qatar 3.875%, 4/23/23§		$800,000	859,000
4.000%, 3/14/29§		700,000	805,000

Total Foreign Government Securities			7,250,367

Mortgage-Backed Securities (36.7%)
FHLMC 4.500%, 4/1/29		$34,091	37,103
6.000%, 1/1/37		75,761	90,430
4.000%, 1/1/41		66,279	72,573
4.000%, 9/1/41		45,176	49,974
3.500%, 2/1/48		192,367	202,807
3.500%, 3/1/48		430,419	453,845
3.500%, 5/1/48		199,283	210,098
FNMA 2.310%, 8/1/22		196,709	201,404
2.870%, 9/1/27		300,000	337,056
3.160%, 6/1/29		1,300,000	1,470,775
3.563%, 5/1/38 (l)		222,975	233,056
FNMA UMBS 4.500%, 1/1/34		96,696	104,756
5.500%, 4/1/34		40,627	47,117
5.500%, 5/1/34		83,980	97,296
5.500%, 3/1/38		61,268	71,929
5.000%, 8/1/39		78,005	89,273
4.500%, 12/1/41		49,549	54,918
4.500%, 7/1/44		88,594	97,087
4.000%, 9/1/48		261,497	277,379
4.000%, 10/1/48		56,952	60,349
FNMA/FHLMC UMBS, 15 Year, Single Family
3.000%, 8/25/35 TBA		2,000,000	2,100,312
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 8/25/50 TBA		4,000,000	4,083,906
2.500%, 8/25/50 TBA		5,000,000	5,203,321
3.500%, 8/25/50 TBA		11,700,000	12,303,281
4.000%, 8/25/50 TBA		9,600,000	10,178,625
2.000%, 9/25/50 TBA		7,100,000	7,232,570
2.500%, 9/25/50 TBA		16,800,000	17,447,719
3.000%, 9/25/50 TBA		26,900,000	28,234,493
GNMA 3.000%, 7/15/45		75,376	80,228
3.000%, 8/15/45		158,022	168,194
4.500%, 1/20/49		1,133,429	1,213,014
5.000%, 1/20/49		16,853	18,304
5.000%, 2/20/49		200,713	217,941
5.000%, 7/20/49		6,892,266	7,470,378
4.500%, 7/15/50 TBA		4,900,000	5,233,047
3.000%, 8/15/50 TBA		4,400,000	4,651,969
3.500%, 8/15/50 TBA		4,000,000	4,220,156

Total Mortgage-Backed Securities			114,316,683

Municipal Bonds (0.3%)
City of Chicago General Obligation Bonds, Taxable
Series 2015 B 7.750%, 1/1/42		50,000	53,834
New York State Urban Development Corp., St Personal Income Tax, Series 2020B
1.346%, 3/15/26		800,000	803,408

Total Municipal Bonds			857,242

U.S. Treasury Obligations (34.8%)
U.S. Treasury Bonds 3.125%, 2/15/42		500,000	678,403
3.375%, 5/15/44		1,400,000	1,980,054
3.125%, 8/15/44		2,100,000	2,863,596
2.875%, 8/15/45		600,000	790,491

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 8/15/48	$16,800,000	$23,102,198
2.875%, 5/15/49	900,000	1,217,498
U.S. Treasury Notes 2.875%, 9/30/23#, (v)	55,700,000	60,538,893
2.250%, 11/15/24 (v)	200,000	217,333
2.875%, 8/15/28 (v)	14,500,000	17,173,427

Total U.S. Treasury Obligations		108,561,893

Total Long-Term Debt Securities (129.9%) (Cost $382,343,287)		405,056,653

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.2%)
Lloyds Bank Corporate Markets plc (ICE LIBOR USD 3 Month + 0.50%), 0.80%, 9/24/20 (k)	700,000	700,001

Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $165,375, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $168,683. (xx)	165,375	165,375

U.S. Treasury Obligation (1.0%)
U.S. Treasury Bills 0.14%, 8/25/20 (p)	3,000,000	2,999,358

Total Short-Term Investments (1.3%) (Cost $3,864,910)		3,864,734

Total Investments in Securities (131.2%) (Cost $386,208,197)		408,921,387
Other Assets Less Liabilities (-31.2%)		(97,126,401)

Net Assets (100%)		$311,794,986

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $65,359,591 or 21.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $406.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $7,632,491 or 2.4% of net assets.

(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,070,381.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $158,838. This was collateralized by cash of $165,375 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2020.

Glossary:

ARM	— Adjustable Rate Mortgage
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed
delivery
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	1.2%
Bermuda	0.2
Brazil	0.0 #
Canada	1.1
Cayman Islands	2.5
Chile	0.3
Denmark	0.2
France	0.9
Germany	3.0
India	0.2
Italy	0.9
Japan	1.7
Netherlands	0.5
Peru	0.2
Qatar	0.8
Saudi Arabia	0.3
Singapore	0.4
Spain	0.2
Switzerland	1.4
United Kingdom	5.9
United States	109.3
Cash and Other	(31.2)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	408	9/2020	USD	51,302,812	115,813

					115,813

Short Contracts
Japan 10 Year Bond	(2)	9/2020	JPY	(2,814,540)	(2,761)
U.S. Treasury 10 Year Note	(94)	9/2020	USD	(13,082,156)	(23,824)
U.S. Treasury Long Bond	(76)	9/2020	USD	(13,570,750)	(30,980)

					(57,565)

					58,248

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	26,205,000	USD	1,048,955	Citibank NA	7/7/2020	90,442
USD	1,139,800	MXN	25,426,103	Barclays Bank plc	7/7/2020	34,269
RUB	33,226,551	USD	443,000	Goldman Sachs Bank USA**	7/17/2020	23,027
USD	386,635	RUB	26,896,243	HSBC Bank plc**	7/17/2020	9,395
USD	88,350	RUB	6,121,769	HSBC Bank plc**	8/14/2020	2,778
CAD	541,000	USD	394,697	HSBC Bank plc	8/17/2020	3,845
EUR	1,798,000	USD	1,981,781	Bank of America	8/17/2020	40,384
EUR	525,000	USD	590,005	HSBC Bank plc	8/17/2020	449
USD	570,456	EUR	506,000	Bank of America	8/17/2020	1,371
USD	258,060	GBP	204,000	HSBC Bank plc	8/17/2020	5,210

Total unrealized appreciation						211,170

MXN	25,426,103	USD	1,137,175	Barclays Bank plc	7/24/2020	(34,378)
USD	1,020,166	MXN	25,426,103	Goldman Sachs Bank USA	7/24/2020	(82,632)
GBP	257,000	USD	325,777	Citibank NA	8/17/2020	(7,235)
USD	1,833,937	CAD	2,580,271	Bank of America	8/17/2020	(66,888)
USD	5,951,369	EUR	5,482,000	Morgan Stanley	8/17/2020	(214,098)
USD	8,650,972	GBP	7,041,000	Goldman Sachs Bank USA	8/17/2020	(76,075)

Total unrealized depreciation						(481,306)

Net unrealized depreciation						(270,136)

**	Non-deliverable forward.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Written Put Options Contracts as of June 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	18	EUR	(1,800,000)	EUR	171.50	7/24/2020	(607)
Euro-Bund	Exchange Traded	19	EUR	(1,900,000)	EUR	172.50	7/24/2020	(1,281)
U.S. Treasury 10 Year Note	Exchange Traded	26	USD	(2,600,000)	USD	135.50	7/24/2020	(812)

								(2,700)

Total Written Options Contracts (Premiums Received ($33,198))								(2,700)

Centrally Cleared Credit default swap contracts outstanding — sell protection as of June 30, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
AT&T, Inc.	1.00	Quarterly	12/20/2020	0.61	USD	500,000	1,776	(714)	1,062
Boeing Co. (The)	1.00	Quarterly	12/20/2020	2.35	USD	800,000	2,538	(7,515)	(4,977)
General Electric Co.	1.00	Quarterly	12/20/2023	1.48	USD	400,000	(12,533)	6,202	(6,331)
General Electric Co.	1.00	Quarterly	6/20/2024	1.56	USD	300,000	(2,772)	(3,563)	(6,335)
General Electric Co.	1.00	Quarterly	6/20/2024	1.56	USD	100,000	(961)	(1,151)	(2,112)
Rolls-Royce plc	1.00	Quarterly	6/20/2024	4.01	EUR	300,000	655	(36,877)	(36,222)
Rolls-Royce plc	1.00	Quarterly	6/20/2024	4.01	EUR	300,000	524	(36,747)	(36,223)

							(10,773)	(80,365)	(91,138)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2020 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month LIBOR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	462,700,000	(270,549)	(151,638)	(422,187)
6 month LIBOR Semi-Annual	0.12 semi-annually	Pay	8/22/2039	JPY	20,000,000	—	(3,555)	(3,555)
6 month LIBOR Semi-Annual	0.12 semi-annually	Pay	8/22/2039	JPY	20,000,000	—	(3,537)	(3,537)
6 month LIBOR Semi-Annual	0.04 semi-annually	Pay	3/10/2038	JPY	65,000,000	—	(17,434)	(17,434)
6 month LIBOR Semi-Annual	0.04 semi-annually	Pay	3/10/2038	JPY	65,000,000	—	(16,995)	(16,995)
6 month LIBOR Semi-Annual	0.50 semi-annually	Receive	9/16/2050	GBP	2,100,000	(46,954)	(4,377)	(51,331)
6 month LIBOR Semi-Annual	0.50 semi-annually	Receive	9/16/2050	GBP	1,600,000	(31,443)	(7,667)	(39,110)

						(348,946)	(205,203)	(554,149)

(1)	Value of floating rate index at June 30, 2020 was as follows:

Floating Rate Index	Value
6 Month LIBOR JPY	(0.02)%

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$23,809,812	$—	$23,809,812
Centrally Cleared Credit Default Swaps	—	6,202	—	6,202
Collateralized Mortgage Obligations	—	18,525,492	895,362	19,420,854
Commercial Mortgage-Backed Securities	—	8,924,375	—	8,924,375
Corporate Bonds
Communication Services	—	7,198,698	—	7,198,698
Consumer Discretionary	—	8,467,877	—	8,467,877
Consumer Staples	—	6,574,149	—	6,574,149
Energy	—	4,816,764	—	4,816,764
Financials	—	48,471,652	—	48,471,652
Health Care	—	5,670,540	—	5,670,540
Industrials	—	6,589,527	—	6,589,527
Information Technology	—	7,262,210	—	7,262,210
Materials	—	1,135,535	—	1,135,535
Real Estate	—	15,220,650	—	15,220,650
Utilities	—	10,507,825	—	10,507,825
Foreign Government Securities	—	7,250,367	—	7,250,367
Forward Currency Contracts	—	211,170	—	211,170
Futures	115,813	—	—	115,813
Mortgage-Backed Securities	—	114,316,683	—	114,316,683
Municipal Bonds	—	857,242	—	857,242
Short-Term Investments
Certificate of Deposit	—	700,001	—	700,001
Repurchase Agreement	—	165,375	—	165,375
U.S. Treasury Obligations	—	2,999,358	—	2,999,358
U.S. Treasury Obligations	—	108,561,893	—	108,561,893

Total Assets	$115,813	$408,243,397	$895,362	$409,254,572

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(86,567)	$—	$(86,567)
Centrally Cleared Inflation-linked Swaps	—	(205,203)	—	(205,203)
Forward Currency Contracts	—	(481,306)	—	(481,306)
Futures	(57,565)	—	—	(57,565)
Options Written
Put Options	(2,700)	—	—	(2,700)

Total Liabilities	$(60,265)	$(773,076)	$—	$(833,341)

Total	$55,548	$407,470,321	$895,362	$408,421,231

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$115,813 *
Foreign exchange contracts	Receivables	211,170
Credit contracts	Receivables	6,202

Total		$333,185

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(265,468)*
Foreign exchange contracts	Payables	(481,306)
Credit contracts	Payables	(86,567)

Total		$(833,341)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$102,993	$(1,309,986)	$—	$(7,968)	$(1,214,961)
Foreign exchange contracts	67,586	—	1,179,981	—	1,247,567
Credit contracts	1,967	—	—	21,181	23,148

Total	$172,546	$(1,309,986)	$1,179,981	$13,213	$55,754

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$29,801	$(8,308)	$—	$(133,976)	$(112,483)
Foreign exchange contracts	—	—	383,877	—	383,877
Credit contracts	—	—	—	(215,017)	(215,017)

Total	$29,801	$(8,308)	$383,877	$(348,993)	$56,377

^ This Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $58,077,000, futures contracts with an average notional balance of approximately $122,241,000, option contracts with an average notional balance of approximately $132,000 and swap contracts with an average notional balance of approximately $6,898,000 during the six months ended June 30, 2020.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$41,755	$(41,755)	$—	$—
Barclays Bank plc	34,269	(34,269)	—	—
Citibank NA	90,442	(7,235)	(40,000)	43,207
Goldman Sachs Bank USA	23,027	(23,027)	—	—
HSBC Bank plc	21,677	—	—	21,677

Total	$211,170	$(106,286)	$(40,000)	$64,884

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$66,888	$(41,755)	$(20,647)	$4,486
Barclays Bank plc	34,378	(34,269)	—	109
Citibank NA	7,235	(7,235)	—	—
Goldman Sachs Bank USA	158,707	(23,027)	(135,680)	—
Morgan Stanley	214,098	—	—	214,098

Total	$481,306	$(106,286)	$(156,327)	$218,693

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged from the counterparty. Total additional collateral pledged is $914,054.

The average amount of borrowings while outstanding for 150 days during the six months ended June 30, 2020, was approximately $33,359,000 at a weighted average interest rate of 1.62%.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,155,905,450
Long-term U.S. government debt securities	3,451,938

$1,159,357,388

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,191,247,395
Long-term U.S. government debt securities	32,289,450

$1,223,536,845

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,532,878
Aggregate gross unrealized depreciation	(3,730,221)

Net unrealized appreciation	$21,802,657

Federal income tax cost of investments in securities and derivative instruments, if applicable	$386,258,855

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $386,042,822)	$408,756,012
Repurchase Agreements (Cost $165,375)	165,375
Cash	797,424
Foreign cash (Cost $351,496)	355,606
Cash held as collateral for forward foreign currency contracts	630,000
Receivable for forward settling transactions	148,494,139
Dividends, interest and other receivables	1,828,075
Variation Margin on Centrally Cleared Swaps	955,822
Receivable for Portfolio shares sold	303,184
Due from broker for futures variation margin	303,050
Unrealized appreciation on forward foreign currency contracts	211,170
Securities lending income receivable	480
Other assets	4,614

Total assets	562,804,951

LIABILITIES
Payable for forward settling transactions	249,372,035
Payable for return of cash collateral on forward foreign currency contracts	670,000
Unrealized depreciation on forward foreign currency contracts	481,306
Payable for return of collateral on securities loaned	165,375
Investment management fees payable	79,256
Distribution fees payable – Class IB	63,122
Payable for Portfolio shares redeemed	58,700
Administrative fees payable	24,447
Payable for return of cash collateral on forward settling transactions	10,000
Options written, at value (Premiums received $33,198)	2,700
Accrued expenses	83,024

Total liabilities	251,009,965

NET ASSETS	$311,794,986

Net assets were comprised of:
Paid in capital	$282,237,753
Total distributable earnings (loss)	29,557,233

Net assets	$311,794,986

Class IB
Net asset value, offering and redemption price per share, $311,794,986 / 26,658,217 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.70

(x)	Includes value of securities on loan of $158,838.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$3,985,980
Securities lending (net)	2,483

Total income	3,988,463

EXPENSES
Investment management fees	748,630
Distribution fees – Class IB	374,315
Administrative fees	143,034
Professional fees	44,836
Custodian fees	42,075
Printing and mailing expenses	20,590
Trustees’ fees	4,731
Interest expense	2,777
Miscellaneous	22,030

Gross expenses	1,403,018
Less: Waiver from investment manager	(276,926)

Net expenses	1,126,092

NET INVESTMENT INCOME (LOSS)	2,862,371

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,479,648
Futures contracts	(1,309,986)
Forward foreign currency contracts	1,179,981
Foreign currency transactions	(939,732)
Swaps	13,213
Options written	174,262
Securities sold short	258

Net realized gain (loss)	7,597,644

Change in unrealized appreciation (depreciation) on:
Investments in securities	7,636,546
Futures contracts	(8,308)
Forward foreign currency contracts	383,877
Foreign currency translations	221
Options written	24,436
Swaps	(348,993)

Net change in unrealized appreciation (depreciation)	7,687,779

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,285,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,147,794

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,862,371	$7,200,818
Net realized gain (loss)	7,597,644	2,014,443
Net change in unrealized appreciation (depreciation)	7,687,779	12,968,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,147,794	22,183,282

Distributions to shareholders:
Class IB	—	(12,483,460)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [3,305,552 and 5,246,170 shares, respectively]	37,566,695	58,385,147
Capital shares issued in reinvestment of dividends and distributions [0 and 1,129,107 shares, respectively]	—	12,483,460
Capital shares repurchased [(3,312,353) and (3,620,511) shares, respectively]	(37,158,991)	(40,162,071)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	407,704	30,706,536

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,555,498	40,406,358
NET ASSETS:
Beginning of period	293,239,488	252,833,130

End of period	$311,794,986	$293,239,488

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$11.00		$10.57		$10.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.29		0.05
Net realized and unrealized gain (loss)	0.59		0.63		0.12

Total from investment operations	0.70		0.92		0.17

Less distributions:
Dividends from net investment income	—		(0.22)		(0.07)
Distributions from net realized gains	—		(0.27)		(0.04)

Total dividends and distributions	—		(0.49)		(0.11)

Net asset value, end of period	$11.70		$11.00		$10.57

Total return (b)	6.36%		8.68%		1.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$311,795		$293,239		$252,833
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	1.30	%**(k)	1.39	%**(m)
Before waivers (a)(f)	0.94%		1.51	%**	1.60	%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.91%		2.62%		2.68	%(l)
Before waivers (a)(f)	1.73%		2.41%		2.47	%(l)
Portfolio turnover rate^	272	%(z)	430%		122	%(z)
*	Commencement of Operations.
**	Includes Interest Expense of 0.64% and Interest and Tax Expense of 0.55%, for the periods ended December 31, 2018 and 2019, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.39% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Financials	19.6%
Collateralized Mortgage Obligations	15.7
Asset-Backed Securities	11.9
U.S. Government Agency Securities	10.1
U.S. Treasury Obligations	8.9
Consumer Discretionary	6.7
Consumer Staples	3.1
Commercial Mortgage-Backed Securities	3.9
Utilities	3.6
Industrials	3.0
Communication Services	2.4
Health Care	3.2
Information Technology	1.8
Municipal Bonds	1.8
Repurchase Agreements	1.3
Energy	0.8
Real Estate	0.6
Investment Company	0.4
Materials	0.1
Mortgage-Backed Securities	0.1
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,002.03	$3.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	4.02
Class IB
Actual	1,000.00	1,003.04	3.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02
Class K
Actual	1,000.00	1,003.05	2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.77

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.80%, 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.9%)
Ally Master Owner Trust,
Series 2018-3 A 0.505%, 7/15/22 (l)	$4,000,000	$4,005,085
American Airlines Pass-Through Trust,
Series 2017-1 B 4.950%, 2/15/25	2,967,000	2,227,668
Arkansas Student Loan Authority,
Series 2010-1 A 1.260%, 11/25/43 (l)	762,876	740,306
Chase Issuance Trust,
Series 2018-A1 A1 0.385%, 4/17/23 (l)	4,200,000	4,202,721
Chesapeake Funding II LLC,
Series 2018-2A A2 0.555%, 8/15/30 (l)§	2,838,524	2,865,855
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 0.810%, 4/22/26 (l)	3,000,000	3,013,697
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 0.264%, 1/25/37 (l)	43,070	33,204
Dell Equipment Finance Trust,
Series 2018-2 A2 3.160%, 2/22/21§	345,736	345,996
Edsouth Indenture No. 3 LLC,
Series 2012-2 A 0.915%, 4/25/39 (l)§	628,279	598,925
Enterprise Fleet Financing LLC,
Series 2019-3 A2 2.060%, 5/20/25§	2,000,000	2,028,584
Federal Express Corp. Pass-Through Trust,
Series 1998 6.720%, 1/15/22	872,010	941,802
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3 A2 0.585%, 10/15/23 (l)	7,000,000	7,000,036
Series 2019-3 A2 0.785%, 9/15/24 (l)	2,200,000	2,079,181
GM Financial Consumer Automobile Receivables Trust,
Series 2020-1 A2 1.830%, 1/17/23	2,837,144	2,859,322
GMF Floorplan Owner Revolving Trust,
Series 2017-2 A2 0.615%, 7/15/22 (l)§	11,000,000	10,997,760
Series 2018-3 A
0.505%, 9/15/22 (l)§	10,700,000	10,674,884
GSAA Trust,
Series 2007-6 A4 0.484%, 5/25/47 (l)	130,664	106,461
Hertz Fleet Lease Funding LP,
Series 2018-1 A2 3.230%, 5/10/32§	1,196,594	1,194,620
Marlette Funding Trust,
Series 2019-3A A 2.690%, 9/17/29§	989,478	994,404
Massachusetts Educational Financing Authority,
Series 2008-1 A1 1.941%, 4/25/38 (l)	117,165	116,858
MMAF Equipment Finance LLC,
Series 2018-A A2 2.920%, 7/12/21§	280,433	280,564
Navient Private Education Loan Trust,
Series 2015-AA A2A 2.650%, 12/15/28§	407,179	406,244
Navient Private Education Refi Loan Trust,
Series 2018-CA A1 3.010%, 6/16/42§	362,493	362,493
Series 2020-A A1 0.535%, 11/15/68 (l)§	2,844,625	2,777,766
Series 2020-DA A 1.690%, 5/15/69§	4,000,000	3,997,529
Navient Student Loan Trust,
Series 2017-5A A 0.984%, 7/26/66 (l)§	3,259,447	3,061,509
Series 2018-4A A1 0.434%, 6/27/67 (l)§	524,677	523,222
NCUA Guaranteed Notes Trust,
Series 2010-A1 A 0.530%, 12/7/20 (l)	438,019	436,010
Nelnet Student Loan Trust,
Series 2005-3 A5 0.426%, 12/24/35 (l)	3,194,856	2,999,832
Series 2013-5A A 0.815%, 1/25/37 (l)§	1,370,901	1,305,361
Series 2016-1A A 0.984%, 9/25/65 (l)§	6,811,320	6,741,536
Series 2019-2A A 1.085%, 6/27/67 (l)§	1,249,582	1,236,808
Northstar Education Finance, Inc.,
Series 2012-1 A 0.884%, 12/26/31 (l)§	686,047	650,453
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2 6.264%, 11/20/21	87,806	84,041
PFS Financing Corp.,
Series 2020-B A 1.210%, 6/17/24§	3,000,000	3,005,400
PHEAA Student Loan Trust,
Series 2016-2A A 1.135%, 11/25/65 (l)§	2,487,656	2,417,412
SBA Tower Trust (REIT), 2.877%, 7/9/21§	1,500,000	1,502,186
SLC Student Loan Trust,
Series 2005-2 A3 0.423%, 3/15/27 (l)	330,334	320,515
Series 2005-3 A3 0.433%, 6/15/29 (l)	1,918,476	1,869,227
Series 2006-1 A5 0.423%, 3/15/27 (l)	1,869,678	1,840,474
Series 2006-2 A5 0.413%, 9/15/26 (l)	1,828,716	1,796,730
SLM Student Loan Trust,
Series 2004-10 A7B 1.591%, 10/25/29 (l)§	2,000,000	1,944,927
Series 2005-7 A4 1.141%, 10/25/29 (l)	1,824,713	1,778,117
Series 2005-8 A4 1.541%, 1/25/28 (l)	1,061,547	1,056,311
Series 2008-9 A 2.491%, 4/25/23 (l)	1,905,887	1,864,779
Series 2010-1 A 0.585%, 3/25/25 (l)	2,539,070	2,327,047
Series 2012-3 A 0.835%, 12/27/38 (l)	6,207,060	5,926,258

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
SMB Private Education Loan Trust,
Series 2015-A A2B 1.185%, 6/15/27 (l)§	$3,772,744	$3,666,588
Series 2015-B A2B 1.385%, 7/15/27 (l)§	1,307,870	1,289,194
Series 2016-C A2A 2.340%, 9/15/34§	4,290,073	4,169,557
Series 2020-PTA A1 0.484%, 9/15/54 (l)§	1,261,934	1,252,281
SoFi Consumer Loan Program LLC,
Series 2017-5 A2 2.780%, 9/25/26§	3,503,814	3,506,922
Series 2017-6 A2 2.820%, 11/25/26§	1,358,574	1,368,808
SoFi Consumer Loan Program Trust,
Series 2019-1 A 3.240%, 2/25/28§	1,354,455	1,365,145
SoFi Professional Loan Program LLC,
Series 2015-D A2 2.720%, 10/27/36§	144,880	146,730
Series 2016-E A1 1.035%, 7/25/39 (l)§	101,645	99,337
SoFi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§	200,894	201,258
Series 2018-C A1FX 3.080%, 1/25/48§	1,006,443	1,012,398
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA A 3.200%, 5/27/36§	2,321,001	2,313,141
Towd Point Mortgage Trust,
Series 2019-HY2 A1 1.185%, 5/25/58 (l)§	1,657,264	1,645,290
Series 2019-HY3 A1A 1.185%, 10/25/59 (l)§	1,677,676	1,666,018
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	7,000,000	7,079,484
United States Small Business Administration,
Series 2003-20I 1 5.130%, 9/1/23	668	687
Series 2004-20C 1 4.340%, 3/1/24	8,563	8,754
Series 2005-20B 1 4.625%, 2/1/25	10,410	10,794
Series 2008-20G 1 5.870%, 7/1/28	950,240	1,048,253
Series 2008-20H 1 6.020%, 8/1/28	838,700	908,943
Volkswagen Auto Lease Trust,
Series 2019-A A2B 0.490%, 3/21/22 (l)	6,823,335	6,730,399
World Omni Auto Receivables Trust,
Series 2020-B A2A 0.550%, 7/17/23	3,900,000	3,901,916

Total Asset-Backed Securities		152,932,017

Collateralized Mortgage Obligations (15.7%)
Alternative Loan Trust,
Series 2005-61 2A1 0.465%, 12/25/35 (l)	7,522	7,002
Series 2005-62 2A1 2.504%, 12/25/35 (l)	39,219	34,745
Series 2006-OA22 A1 0.344%, 2/25/47 (l)	174,566	152,960
Series 2007-OA7 A1A 0.365%, 5/25/47 (l)	41,909	36,277
American Home Mortgage Assets Trust,
Series 2006-1 2A1 0.375%, 5/25/46 (l)	2,240,890	1,859,892
BCAP LLC Trust,
Series 2006-AA2 A1 0.354%, 1/25/37 (l)	216,886	218,296
Bear Stearns ALT-A Trust,
Series 2005-4 1A1 0.624%, 4/25/35 (l)	159,796	159,391
Series 2005-7 22A1 3.736%, 9/25/35 (l)	468,847	364,739
Bear Stearns ARM Trust,
Series 2002-11 1A2 3.754%, 2/25/33 (l)	1,851	1,616
Series 2003-3 3A2 4.082%, 5/25/33 (l)	11,672	11,343
Series 2003-8 2A1 4.103%, 1/25/34 (l)	1,137	1,149
Series 2003-8 4A1 4.176%, 1/25/34 (l)	4,801	4,755
Series 2004-10 15A1 3.981%, 1/25/35 (l)	24,194	22,356
Series 2004-10 21A1 4.080%, 1/25/35 (l)	323,711	302,809
Series 2007-3 1A1 3.846%, 5/25/47 (l)	1,197,517	1,118,180
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.427%, 8/25/34 (l)	44,687	42,746
Series 2005-25 A11 5.500%, 11/25/35	109,205	91,709
Series 2005-3 1A2 0.765%, 4/25/35 (l)	69,221	60,895
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 2.570%, 5/25/35 (l)	3,551	3,489
Series 2005-11 A2A 4.380%, 10/25/35 (l)	60,073	58,114
Series 2005-12 2A1 0.984%, 8/25/35 (l)§	223,804	199,441
Series 2019-B A1 3.258%, 4/25/66 (l)§	1,097,511	1,094,337
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 3.840%, 9/25/35 (l)	4,936	4,983
Series 2005-6 A2 2.290%, 9/25/35 (l)	18,061	17,699
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 1.633%, 3/25/32 (l)§	424	381
CSMC Trust,
Series 2019-RP10 A1 3.135%, 12/26/59 (l)§	981,458	1,005,632
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1 5.000%, 10/25/33	3,887	3,878

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-AR2 7A1 3.369%, 10/25/35 (l)	$20,125	$17,780
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 0.285%, 10/25/36 (l)	740	543
FHLMC,
Series 2142 Z 6.500%, 4/15/29	2,661	2,931
Series 2411 FJ 0.535%, 12/15/29 (l)	560	558
Series 3017 CF 0.485%, 8/15/25 (l)	145,492	145,119
Series 3222 FN 0.585%, 9/15/36 (l)	13,402	13,386
Series 3241 FM 0.565%, 11/15/36 (l)	8,800	8,783
Series 3245 NF 0.665%, 11/15/36 (l)	292,926	294,103
Series 328 F4 0.720%, 2/15/38 STRIPS (l)	1,354,367	1,344,498
Series 330 F4 0.720%, 10/15/37 STRIPS (l)	4,092,597	4,035,358
Series 343 F4 0.720%, 10/15/37 STRIPS (l)	1,362,292	1,356,516
Series 3807 FM 0.685%, 2/15/41 (l)	311,268	308,043
Series 3850 FC 0.605%, 4/15/41 (l)	254,050	253,945
Series 3898 TF 0.685%, 7/15/39 (l)	29,297	29,438
Series 3927 FH 0.635%, 9/15/41 (l)	336,025	337,172
Series 4283 JF 0.585%, 12/15/43 (l)	2,698,591	2,692,125
Series 4367 GF 0.720%, 3/15/37 (l)	2,918,469	2,906,572
Series 4615 AF 0.720%, 10/15/38 (l)	1,098,556	1,107,063
Series 4678 AF 0.770%, 12/15/42 (l)	4,608,583	4,618,204
Series 4774 BF 0.485%, 2/15/48 (l)	5,350,180	5,325,599
Series 4779 WF 0.720%, 7/15/44 (l)	5,225,710	5,240,299
Series 4875 F 0.635%, 4/15/49 (l)	3,085,473	3,088,926
Series 4906 WF 0.770%, 12/15/38 (l)	2,311,511	2,334,964
Series 4913 FC 0.790%, 6/15/44 (l)	3,679,552	3,676,052
Series 4948 E 2.500%, 10/25/48	10,651,661	10,833,826
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	2,874	3,564
Series T-62 1A1 2.704%, 10/25/44 (l)	198,886	200,881
Series T-63 1A1 2.891%, 2/25/45 (l)	251,134	253,274
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 3.259%, 6/25/34 (l)	29,930	29,041
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 3.864%, 8/25/35 (l)	39,395	32,331
FNMA,
Series 2003-W8 3F2 0.534%, 5/25/42 (l)	12,264	12,282
Series 2005-38 F 0.484%, 5/25/35 (l)	23,846	23,773
Series 2006-118 A2 0.228%, 12/25/36 (l)	90,785	89,931
Series 2006-5 3A2 3.723%, 5/25/35 (l)	41,038	42,968
Series 2007-109 GF 0.865%, 12/25/37 (l)	687,913	698,641
Series 2007-84 FN 0.685%, 8/25/37 (l)	279,684	281,007
Series 2010-74 AF 0.725%, 7/25/37 (l)	218,174	219,368
Series 2014-42 FA 0.770%, 7/25/44 (l)	1,206,763	1,205,919
Series 2014-84 BF 0.720%, 12/25/44 (l)	2,449,502	2,455,702
Series 2014-86 PA 2.000%, 12/25/44	943,947	960,214
Series 2015-64 KF 0.720%, 9/25/45 (l)	4,847,199	4,837,383
Series 2016-11 AF 0.870%, 3/25/46 (l)	3,475,419	3,475,000
Series 2016-40 PF 0.820%, 7/25/46 (l)	3,160,576	3,163,539
Series 2016-84 DF 0.790%, 11/25/46 (l)	1,007,822	1,007,583
Series 2016-97 CF 0.790%, 12/25/56 (l)	2,054,347	2,052,915
Series 2017-108 AF 0.484%, 1/25/48 (l)	1,865,122	1,853,159
Series 2019-41 F 0.685%, 8/25/59 (l)	8,329,905	8,350,612
Series 2019-41 FD 0.685%, 8/25/59 (l)	1,656,191	1,658,585
Series 2019-53 FA 0.770%, 9/25/49 (l)	4,737,965	4,737,364
Series 2019-60 WF 0.770%, 10/25/59 (l)	2,388,089	2,374,560
Series 2020-22 FA 0.585%, 4/25/50 (l)	6,703,923	6,713,584
GNMA,
Series 2012-H08 FC 0.873%, 4/20/62 (l)	1,770,967	1,772,440
Series 2012-H11 FA 1.003%, 2/20/62 (l)	5,050,569	5,068,913
Series 2012-H12 FA 0.853%, 4/20/62 (l)	2,298,779	2,299,617
Series 2012-H12 FB 1.353%, 2/20/62 (l)	2,251,213	2,276,135
Series 2013-H13 FT 0.620%, 5/20/63 (l)	1,092,404	1,083,153
Series 2015-H04 FA 0.953%, 12/20/64 (l)	1,657,269	1,661,748
Series 2015-H32 FA 1.053%, 12/20/65 (l)	3,632,262	3,656,750

See Notes to Financial Statements.

1281

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-H14 FA 1.103%, 6/20/66 (l)	$3,280,670	$3,309,195
Series 2016-H17 FK 1.153%, 7/20/66 (l)	827,021	835,895
Series 2016-H20 PT 4.607%, 9/20/66 (l)	3,302,590	3,554,403
Series 2017-H07 FG 0.763%, 2/20/67 (l)	8,935,215	8,918,876
Series 2017-H12 FE 0.503%, 6/20/66 (l)	169,119	168,640
Series 2018-H18 FC 0.653%, 8/20/65 (l)	4,333,615	4,314,025
Series 2019-54 KF 0.593%, 5/20/44 (l)	4,895,273	4,893,856
Series 2019-90 F 0.640%, 7/20/49 (l)	4,285,340	4,285,668
Series 2020-11 LF 0.640%, 1/20/50 (l)	9,883,590	9,878,412
Series 2020-17 EU 2.500%, 10/20/49	7,252,679	7,425,257
Series 2020-63 PF 0.590%, 4/20/50 (l)	9,976,608	9,989,990
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 0.725%, 11/25/45 (l)	14,645	11,846
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.065%, 9/25/35 (l)	15,907	15,794
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 0.634%, 5/19/35 (l)	8,313	7,482
Series 2006-1 2A1A 0.674%, 3/19/36 (l)	59,409	52,547
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 3.717%, 12/25/34 (l)	36,733	35,113
Legacy Mortgage Asset Trust,
Series 2019-GS6 A1 3.000%, 6/25/59 (e)§	837,133	836,507
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 4.088%, 11/21/34 (l)	16,439	16,417
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	343,624	358,030
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 0.884%, 11/15/31 (l)	10,800	10,538
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 0.434%, 11/25/35 (l)	27,985	25,861
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 0.624%, 12/15/30 (l)	3,741	3,571
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A 0.734%, 12/8/20 (l)	3,406,621	3,406,621
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§	8,042,606	8,431,688
Series 2020-RPL1 A1 2.750%, 11/25/59 (l)§	7,263,860	7,615,924
RALI Trust,
Series 2005-QO1 A1 0.484%, 8/25/35 (l)	13,625	11,391
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 0.524%, 6/25/35 (l)§	15,793	14,702
Securitized Asset Sales, Inc.,
Series 1993-6 A5 3.987%, 11/26/23 (l)	388	355
Sequoia Mortgage Trust,
Series 10 2A1 0.950%, 10/20/27 (l)	904	856
Series 2003-4 2A1 0.540%, 7/20/33 (l)	558,921	519,236
Series 2005-2 A2 1.965%, 3/20/35 (l)	341,357	316,335
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 3.765%, 2/25/34 (l)	20,565	19,807
Series 2004-19 2A1 2.904%, 1/25/35 (l)	11,461	10,310
Series 2005-17 3A1 3.875%, 8/25/35 (l)	44,051	41,486
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 0.854%, 10/19/34 (l)	19,946	19,253
Series 2005-AR5 A1 0.444%, 7/19/35 (l)	41,020	37,400
Series 2005-AR5 A2 0.444%, 7/19/35 (l)	46,122	42,497
Series 2006-AR4 2A1 0.375%, 6/25/36 (l)	10,749	10,379
Series 2006-AR5 1A1 0.394%, 5/25/36 (l)	556,583	494,287
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 2.704%, 11/25/42 (l)	2,058	1,898
Series 2002-AR2 A 1.990%, 2/27/34 (l)	1,340	1,277
Series 2003-AR1 A5 3.531%, 3/25/33 (l)	173,291	166,363
Series 2004-AR1 A 3.838%, 3/25/34 (l)	275,606	268,069
Series 2005-AR13 A1A1 0.475%, 10/25/45 (l)	48,646	46,964
Series 2005-AR15 A1A1 0.444%, 11/25/45 (l)	14,391	13,561
Series 2006-AR15 2A 2.240%, 11/25/46 (l)	13,921	12,668
Series 2006-AR3 A1A 2.504%, 2/25/46 (l)	23,338	22,097
Series 2006-AR7 3A 2.240%, 7/25/46 (l)	81,833	73,139

Total Collateralized Mortgage Obligations		201,949,039

Commercial Mortgage-Backed Securities (3.9%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A 1.065%, 9/15/34 (l)§	1,000,000	984,389

See Notes to Financial Statements.

1282

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
AREIT Trust,
Series 2018-CRE2 A 1.175%, 11/14/35 (l)§	$2,430,101	$2,384,643
Series 2019-CRE3 A 1.215%, 9/14/36 (l)§	2,000,000	1,922,230
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A 1.385%, 3/15/34 (l)§	1,300,000	1,212,057
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A 1.235%, 9/15/36 (l)§	1,867,072	1,794,439
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 AJ 5.776%, 12/11/40 (l)	272,583	272,552
CD Mortgage Trust,
Series 2006-CD3 AM 5.648%, 10/15/48	1,373,798	1,355,399
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	3,500,000	3,731,929
CSMC Trust,
Series 2017-CHOP A 0.935%, 7/15/32 (l)§	8,000,000	7,570,087
DBCG Mortgage Trust,
Series 2017-BBG A 0.885%, 6/15/34 (l)§	5,000,000	4,875,072
DBUBS Mortgage Trust,
Series 2011-LC3A A4 4.551%, 8/10/44	2,990,734	3,047,441
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF49 A 0.523%, 6/25/25 (l)	1,020,607	1,024,467
GS Mortgage Securities Corp. Trust,
Series 2017-500K A 0.885%, 7/15/32 (l)§	2,000,000	1,982,566
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 1.635%, 12/15/31 (l)§	1,000,000	960,203
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	4,600,000	4,953,037
Morgan Stanley Capital I Trust,
Series 2007-T27 B 6.215%, 6/11/42 (l)§	600,000	583,563
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A 0.935%, 2/15/33 (l)§	1,000,000	934,886
Rosslyn Portfolio Trust,
Series 2017-ROSS A 1.939%, 6/15/33 (l)§	5,000,000	4,957,107
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	955,546	997,931
WFRBS Commercial Mortgage Trust,
Series 2011-C4 AFL 1.644%, 6/15/44 (l)§	3,383,050	3,353,803
Series 2014-C21 ASBF 0.754%, 8/15/47 (l)§	1,455,366	1,448,728

Total Commercial Mortgage-Backed Securities		50,346,529

Corporate Bonds (44.9%)
Communication Services (2.4%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 1.100%, 6/1/21 (k)	1,600,000	1,606,729
(ICE LIBOR USD 3 Month + 0.95%), 2.169%, 7/15/21 (k)(x)	6,005,000	6,051,901
(ICE LIBOR USD 3 Month + 0.89%), 1.314%, 2/15/23 (k)(x)	4,400,000	4,371,336
(ICE LIBOR USD 3 Month + 1.18%), 1.498%, 6/12/24 (k)	2,800,000	2,805,247
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.321%, 3/16/22 (k)(x)	9,300,000	9,409,759

		24,244,972

Media (0.5%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,000,000	1,062,450
(ICE LIBOR USD 3 Month + 1.65%), 2.337%, 2/1/24 (k)	5,800,000	5,800,464

		6,862,914

Total Communication Services		31,107,886

Consumer Discretionary (6.7%)
Automobiles (5.9%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.41%), 1.721%, 4/12/21 (k)§	900,000	894,381
(ICE LIBOR USD 3 Month + 0.50%), 0.934%, 8/13/21 (k)§	4,000,000	3,971,978
(ICE LIBOR USD 3 Month + 0.64%), 2.013%, 4/6/22 (k)§	1,000,000	976,750
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.67%), 1.211%, 11/5/21 (k)§	8,500,000	8,392,560
(ICE LIBOR USD 3 Month + 0.90%), 1.292%, 2/15/22 (k)§	3,000,000	2,948,716
(ICE LIBOR USD 3 Month + 0.88%), 1.238%, 2/22/22 (k)§	11,100,000	11,043,657
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 1.274%, 8/7/20 (k)	5,956,000	5,926,792

See Notes to Financial Statements.

1283

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Hyundai Capital America
(ICE LIBOR USD 3 Month + 0.80%), 1.108%, 9/18/20 (k)§	$2,400,000	$2,395,103
2.750%, 9/18/20 (x)§	2,121,000	2,120,024
3.000%, 10/30/20§	3,164,000	3,176,854
3.450%, 3/12/21 (x)§	1,993,000	2,017,913
3.000%, 3/18/21§	1,708,000	1,721,664
2.450%, 6/15/21 (m)(x)	559,000	562,144
(ICE LIBOR USD 3 Month + 0.94%), 2.292%, 7/8/21 (k)(m)	1,000,000	988,640
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.89%), 2.201%, 1/13/22 (k)§	15,300,000	14,705,171
(ICE LIBOR USD 3 Month + 0.69%), 0.996%, 9/28/22 (k)§	1,500,000	1,359,589
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 1.204%, 11/13/20 (k)§	10,400,000	10,404,098
3.875%, 11/13/20§	1,000,000	1,006,017
(ICE LIBOR USD 3 Month + 0.86%), 1.157%, 9/24/21 (k)§	2,000,000	1,998,058

		76,610,109

Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc.
Series Y (ICE LIBOR USD 3 Month + 0.60%), 0.950%, 12/1/20 (k)	3,500,000	3,484,250

Household Durables (0.5%)
DR Horton, Inc.
2.550%, 12/1/20	3,300,000	3,306,192
4.375%, 9/15/22	2,500,000	2,640,731

		5,946,923

Total Consumer Discretionary		86,041,282

Consumer Staples (3.1%)
Beverages (0.8%)
Anheuser-Busch North American Holding Corp.
3.750%, 1/15/22§	8,000,000	8,419,754
Constellation Brands, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 1.092%, 11/15/21 (k)	900,000	898,344
Molson Coors Beverage Co.
2.100%, 7/15/21	1,000,000	1,013,553

		10,331,651

Food Products (1.3%)
Campbell Soup Co.
(ICE LIBOR USD 3 Month + 0.63%), 0.943%, 3/15/21 (k)	1,000,000	1,001,020
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 1.820%, 10/9/20 (k)	9,900,000	9,902,323
3.800%, 10/22/21	1,000,000	1,038,171
General Mills, Inc.
6.610%, 10/15/20	1,400,000	1,420,552
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.82%), 1.268%, 8/10/22 (k)	4,110,000	4,037,371

		17,399,437

Tobacco (1.0%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 1.014%, 8/14/20 (k)	3,000,000	2,998,928
(ICE LIBOR USD 3 Month + 0.88%), 1.272%, 8/15/22 (k)	9,900,000	9,916,957

		12,915,885

Total Consumer Staples		40,646,973

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
BP Capital Markets America, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 0.966%, 9/19/22 (k)	1,000,000	1,000,073
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 1.45%), 1.842%, 8/15/22 (k)	10,500,000	9,607,500

		10,607,573

Total Energy		10,607,573

Financials (19.6%)
Banks (7.3%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 2.083%, 10/1/21 (k)	10,000,000	10,042,531
Citibank NA
(ICE LIBOR USD 3 Month + 0.60%), 0.977%, 5/20/22 (k)	10,300,000	10,317,215
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 1.373%, 6/1/24 (k)	3,000,000	2,990,423
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.23%), 2.250%, 10/24/23 (k)(x)	10,628,000	10,727,574
MUFG Union Bank NA
(SOFR + 0.71%), 0.780%, 12/9/22 (k)	8,300,000	8,262,051
2.100%, 12/9/22	6,500,000	6,710,940

See Notes to Financial Statements.

1284

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.45%), 1.548%, 7/22/22 (k)	$13,000,000	$13,023,032
(ICE LIBOR USD 3 Month + 0.33%), 0.685%, 2/24/23 (k)	5,000,000	4,994,956
Santander Holdings USA, Inc.
4.450%, 12/3/21	11,800,000	12,227,482
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.93%), 1.378%, 2/11/22 (k)	2,200,000	2,207,045
(ICE LIBOR USD 3 Month + 1.11%), 2.130%, 1/24/23 (k)	2,000,000	2,009,240
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.62%), 0.989%, 5/27/22 (k)	2,100,000	2,104,027
(ICE LIBOR USD 3 Month + 0.66%), 0.973%, 9/9/22 (k)	8,500,000	8,510,476

		94,126,992

Capital Markets (2.6%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,540,621
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 1.562%, 11/15/21 (k)	13,910,000	13,954,372
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.93%), 2.028%, 7/22/22 (k)	2,000,000	2,006,232
(SOFR + 0.70%), 0.780%, 1/20/23 (k)	6,800,000	6,776,977
(ICE LIBOR USD 3 Month + 1.40%), 2.420%, 10/24/23 (k)	2,000,000	2,018,565
(ICE LIBOR USD 3 Month + 1.22%), 1.668%, 5/8/24 (k)	2,800,000	2,811,551
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,804,644

		32,912,962

Consumer Finance (5.3%)
Ally Financial, Inc.
7.500%, 9/15/20	2,640,000	2,669,009
4.125%, 2/13/22	1,000,000	1,027,477
American Express Co.
(ICE LIBOR USD 3 Month + 0.62%), 0.997%, 5/20/22 (k)	21,000,000	21,032,233
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.29%), 0.600%, 12/10/21 (k)(x)	2,000,000	1,992,480
(ICE LIBOR USD 3 Month + 0.45%), 0.842%, 2/15/22 (k)	5,000,000	4,926,529
(ICE LIBOR USD 3 Month + 0.54%), 0.846%, 6/27/22 (k)	3,200,000	3,161,364
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 0.598%, 9/7/21 (k)	2,000,000	1,990,428
Series I 2.650%, 5/17/21	6,000,000	6,115,314
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 2.55%), 3.937%, 1/7/21 (k)	11,800,000	11,608,250
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.85%), 2.170%, 4/9/21 (k)	1,000,000	992,990
(ICE LIBOR USD 3 Month + 1.10%), 1.601%, 11/6/21 (k)	6,000,000	5,927,402
(ICE LIBOR USD 3 Month + 1.55%), 2.861%, 1/14/22 (k)	2,100,000	2,083,641
Harley-Davidson Financial Services, Inc.
(ICE LIBOR USD 3 Month + 0.94%), 1.284%, 3/2/21 (k)§	2,500,000	2,484,116
3.550%, 5/21/21§	1,000,000	1,016,090
John Deere Capital Corp.
3.125%, 9/10/21	1,300,000	1,340,731

		68,368,054

Diversified Financial Services (0.6%)
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.46%), 0.757%, 6/25/21 (k)§	3,500,000	3,505,985
0.800%, 7/7/23§	2,200,000	2,200,156
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 0.683%, 6/30/21 (k)(x)	2,100,000	2,108,719
Synchrony Bank
3.650%, 5/24/21	538,000	546,929

		8,361,789

Insurance (3.8%)
AEGON Funding Co. LLC
5.750%, 12/15/20	3,000,000	3,072,944
Assurant, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 1.534%, 3/26/21 (k)(x)	517,000	516,264
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 2.666%, 7/1/22 (k)§	9,200,000	9,156,850
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 0.795%, 6/11/21 (k)§	13,000,000	12,976,412

See Notes to Financial Statements.

1285

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Marsh & McLennan Cos., Inc.
(ICE LIBOR USD 3 Month + 1.20%), 1.506%, 12/29/21 (k)	$1,800,000	$1,799,952
Metropolitan Life Global Funding I
(SOFR + 0.57%), 0.650%, 9/7/20 (k)§	1,000,000	1,000,738
(SOFR + 0.57%), 0.650%, 1/13/23 (k)§	2,000,000	1,986,455
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.44%), 1.751%, 7/12/22 (k)§	1,500,000	1,504,784
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.52%), 0.826%, 6/28/21 (k)§	5,000,000	5,016,320
1.082%, 6/9/23§	7,000,000	7,032,212
Reliance Standard Life Global Funding II
3.050%, 1/20/21§	5,000,000	5,056,495

		49,119,426

Total Financials		252,889,223

Health Care (3.2%)
Biotechnology (0.6%)
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.46%), 0.840%, 11/19/21 (k)§	3,500,000	3,496,366
(ICE LIBOR USD 3 Month + 0.65%), 1.024%, 11/21/22 (k)(x)§	4,000,000	4,011,752

		7,508,118

Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co.
(ICE LIBOR USD 3 Month + 0.88%), 1.181%, 12/29/20 (k)	1,500,000	1,499,610
Zimmer Biomet Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 1.066%, 3/19/21 (k)	1,200,000	1,200,012

		2,699,622

Health Care Providers & Services (1.1%)
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.65%), 0.949%, 9/17/21 (k)	7,000,000	6,999,163
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.72%), 1.033%, 3/9/21 (k)	5,500,000	5,517,498
Fresenius Medical Care US Finance II, Inc.
4.125%, 10/15/20§	1,880,000	1,887,629

		14,404,290

Pharmaceuticals (1.3%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 0.63%), 0.927%, 6/25/21 (k)§	4,780,000	4,776,768
3.500%, 6/25/21§	2,000,000	2,050,040
Bayer US Finance LLC
3.000%, 10/8/21§	1,000,000	1,025,064
Bristol-Myers Squibb Co.
(ICE LIBOR USD 3 Month + 0.38%), 0.766%, 5/16/22 (k)§	6,000,000	6,016,040
Pfizer, Inc.
1.950%, 6/3/21	700,000	710,976
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 0.817%, 8/20/21 (k)	1,500,000	1,501,037

		16,079,925

Total Health Care		40,691,955

Industrials (3.0%)
Aerospace & Defense (0.7%)
Boeing Co. (The)
4.508%, 5/1/23	7,000,000	7,389,545
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 0.998%, 11/10/20 (k)	2,100,000	2,093,438

		9,482,983

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20	2,000,000	1,957,500

Building Products (0.1%)
Masco Corp.
3.500%, 4/1/21	1,150,000	1,165,838

Machinery (0.5%)
CNH Industrial Capital LLC
4.375%, 11/6/20	1,000,000	999,966
Otis Worldwide Corp.
(ICE LIBOR USD 3 Month + 0.45%), 2.088%, 4/5/23 (k)§	3,400,000	3,362,632
Westinghouse Air Brake Technologies Corp.
(ICE LIBOR USD 3 Month + 1.30%), 1.613%, 9/15/21 (k)	1,900,000	1,883,375

		6,245,973

Professional Services (0.2%)
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 1.262%, 8/15/21 (k)	2,100,000	2,098,352

Road & Rail (0.2%)
ERAC USA Finance LLC
5.250%, 10/1/20§	2,000,000	2,016,946

Trading Companies & Distributors (1.2%)
Air Lease Corp.
2.250%, 1/15/23	800,000	775,663
Aviation Capital Group LLC
7.125%, 10/15/20§	1,000,000	1,002,506
6.750%, 4/6/21§	2,500,000	2,506,507
(ICE LIBOR USD 3 Month + 0.95%), 1.300%, 6/1/21 (k)§	3,170,000	3,017,840

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.67%), 1.430%, 7/30/21 (k)§	$700,000	$659,479
2.875%, 1/20/22§	3,400,000	3,246,662
GATX Corp.
(ICE LIBOR USD 3 Month + 0.72%), 1.261%, 11/5/21 (k)	200,000	197,266
International Lease Finance Corp.
8.250%, 12/15/20	2,250,000	2,296,605
4.625%, 4/15/21	275,000	278,070
8.625%, 1/15/22	1,168,000	1,249,972

		15,230,570

Total Industrials		38,198,162

Information Technology (1.8%)
Semiconductors & Semiconductor Equipment (0.4%)
Broadcom Corp.
2.200%, 1/15/21	2,400,000	2,415,096
Broadcom, Inc.
3.125%, 4/15/21§	500,000	508,230
2.250%, 11/15/23§	2,500,000	2,564,225

		5,487,551

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.
0.750%, 5/11/23	8,300,000	8,381,839
Dell International LLC
4.420%, 6/15/21§	8,850,000	9,093,257

		17,475,096

Total Information Technology		22,962,647

Materials (0.1%)
Construction Materials (0.1%)
Vulcan Materials Co.
(ICE LIBOR USD 3 Month + 0.65%), 1.000%, 3/1/21 (k)	1,000,000	996,491

Total Materials		996,491

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)
3.375%, 5/15/24	800,000	869,446
Boston Properties LP (REIT)
4.125%, 5/15/21	1,400,000	1,424,026
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 1.737%, 2/1/22 (k)	2,400,000	2,331,195
Goodman US Finance Two LLC (REIT)
6.000%, 3/22/22§	1,500,000	1,596,939
SL Green Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 0.98%), 1.366%, 8/16/21 (k)	1,000,000	988,001

		7,209,607

Total Real Estate		7,209,607

Utilities (3.6%)
Electric Utilities (2.6%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.924%, 5/14/21 (k)§	5,800,000	5,806,628
(ICE LIBOR USD 3 Month + 0.65%), 0.965%, 3/11/22 (k)	300,000	299,262
Duquesne Light Holdings, Inc.
5.900%, 12/1/21§	600,000	633,115
Kentucky Utilities Co.
3.250%, 11/1/20	5,000,000	5,009,811
NextEra Energy Capital Holdings, Inc.
Series H 3.342%, 9/1/20	3,825,000	3,842,768
Pacific Gas and Electric Co.
1.750%, 6/16/22	6,100,000	6,081,944
(ICE LIBOR USD 3 Month + 1.48%), 1.795%, 6/16/22 (k)	3,300,000	3,304,712
Southern Co. (The)
2.350%, 7/1/21	8,000,000	8,138,291

		33,116,531

Independent Power and Renewable Electricity Producers (0.3%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 0.856%, 12/20/20 (k)§	1,400,000	1,399,454
(ICE LIBOR USD 3 Month + 0.55%), 0.856%, 12/20/20 (k)(m)(x)	2,000,000	1,999,221

		3,398,675

Multi-Utilities (0.7%)
Consolidated Edison Co. of New York, Inc.
Series C (ICE LIBOR USD 3 Month + 0.40%), 0.697%, 6/25/21 (k)	3,600,000	3,598,634
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 0.763%, 3/15/21 (k)	6,100,000	6,107,384

		9,706,018

Total Utilities		46,221,224

Total Corporate Bonds		577,573,023

Mortgage-Backed Securities (0.1%)
FHLMC
3.990%, 11/1/23 (l)	1,224	1,250
3.935%, 1/1/34 (l)	5,707	5,985
3.640%, 10/1/35 (l)	6,083	6,368
3.801%, 11/1/35 (l)	7,791	8,169
3.483%, 7/1/36 (l)	217,582	226,136
3.806%, 9/1/36 (l)	167,262	173,481
3.875%, 10/1/36 (l)	106,137	110,605

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
4.200%, 11/1/34 (l)	$110,736	$115,804
3.423%, 1/1/35 (l)	3,357	3,489
2.575%, 7/1/35 (l)	13,729	14,314
3.588%, 12/1/35 (l)	23,693	24,745
4.270%, 1/1/36 (l)	25,810	27,008
3.420%, 3/1/36 (l)	11,497	11,958
3.880%, 3/1/36 (l)	31,573	33,244
2.704%, 3/1/44 (l)	111,878	113,502
2.704%, 7/1/44 (l)	1,402	1,422
2.704%, 10/1/44 (l)	8,043	8,159

Total Mortgage-Backed Securities		885,639

Municipal Bonds (1.8%)
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	2,100,000	2,125,116
State of California, High Speed Passenger Train, General Obligation Bonds, Series C
(ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap), 0.962%, 4/1/47 (k)	7,000,000	6,986,910
State of Mississippi, Refunding, Series C
(ICE LIBOR USD 1 Month + 0.40%, 11.00% Cap), 0.578%, 11/1/28 (k)	10,000,000	9,966,800
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	700,000	704,949
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap), 1.224%, 1/1/42 (k)	3,000,000	2,998,140

Total Municipal Bonds		22,781,915

U.S. Government Agency Securities (10.1%)
FHLMC
1.500%, 4/3/25	30,000,000	30,000,000
0.900%, 5/6/25	18,000,000	18,003,312
0.900%, 5/28/25	22,000,000	22,011,814
0.900%, 6/30/25	45,000,000	45,028,170
0.850%, 7/9/25	15,000,000	14,994,540

Total U.S. Government Agency Securities		130,037,836

U.S. Treasury Obligations (6.3%)
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/26 TIPS#	4,510,345	4,882,428
0.750%, 7/15/28 TIPS	25,739,280	29,021,180
U.S. Treasury Notes
0.375%, 3/31/22	22,400,000	22,482,239
0.250%, 5/31/25	12,800,000	12,783,029
0.625%, 5/15/30	12,200,000	12,167,960

Total U.S. Treasury Obligations		81,336,836

Total Long-Term Debt Securities (94.7%) (Cost $1,213,961,439)		1,217,842,834

SHORT-TERM INVESTMENTS:
Commercial Paper (3.6%)
American Honda Finance Corp.
0.17%, 7/6/20 (n)(p)	2,200,000	2,199,938
0.56%, 9/3/20 (n)(p)	6,500,000	6,493,451
Coca-Cola Co. (The)
0.07%, 7/7/20 (n)(p)	250,000	249,997
Exxon Mobil Corp.
0.15%, 7/27/20 (n)(p)	5,000,000	4,999,426
General Dynamics Corp.
0.79%, 7/20/20 (n)(p)	4,000,000	3,998,244
Toyota Motor Credit Corp.
0.13%, 7/31/20 (n)(p)	1,000,000	999,886
Trustees of Columbia University in the City of New York (The)
2.21%, 7/8/20 (n)	4,450,000	4,449,929
Walgreens Boots Alliance, Inc.
0.65%, 8/24/20 (n)(p)	12,500,000	12,487,530
Walt Disney Co. (The)
0.09%, 7/9/20 (n)(p)	4,000,000	3,999,915
0.13%, 7/20/20 (n)(p)	5,100,000	5,099,637
0.34%, 9/22/20 (n)(p)	1,000,000	999,207

Total Commercial Paper		45,977,160

	Number of Shares	Value (Note 1)
Investment Company (0.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd.,
0.10%, dated 6/30/20, due 7/1/20, repurchase price $700,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $714,001. (xx)	$700,000	700,000
Deutsche Bank AG,
0.22%, dated 6/30/20, due 7/1/20, repurchase price $300,002, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $306,000. (xx)	300,000	300,000
Deutsche Bank AG,
0.33%, dated 6/30/20, due 7/1/20, repurchase price $400,004, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $444,481. (xx)	400,000	400,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc.,
0.07%, dated 6/30/20, due 7/1/20, repurchase price $11,163,349, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $11,386,595. (xx)	$11,163,328	$11,163,328
NBC Global Finance Ltd.,
0.20%, dated 6/30/20, due 7/1/20, repurchase price $2,200,012, collateralized by various Common Stocks; total market value $2,444,845. (xx)	2,200,000	2,200,000
Nomura Securities Co. Ltd.,
0.07%, dated 6/30/20, due 7/1/20, repurchase price $2,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 4/15/21-11/15/49; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		16,763,328

U.S. Treasury Obligations (2.6%)
U.S. Treasury Bills
0.11%, 7/7/20# (p)	1,197,000	1,196,974
0.13%, 7/14/20 (p)	24,400,000	24,398,807
0.13%, 7/23/20 (p)	2,500,000	2,499,786
0.14%, 8/20/20 (p)	6,000,000	5,998,820

Total U.S. Treasury Obligations		34,094,387

Total Short-Term Investments (7.9%) (Cost $101,800,697)		101,834,875

Total Investments in Securities (102.6%) (Cost $1,315,762,136)		1,319,677,709
Other Assets Less Liabilities (-2.6%)		(33,295,725)

Net Assets (100%)		$1,286,381,984

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,228,366.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $338,830,597 or 26.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $3,550,005 or 0.3% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $21,296,027. This was collateralized by cash of $21,763,328 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ARM	—	Adjustable Rate Mortgage
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
NCUA	—	National Credit Union Administration
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	809	9/2020	USD	178,649,953	32,200
U.S. Treasury Ultra Bond	3	9/2020	USD	654,469	2,152

					34,352

Short Contracts
U.S. Treasury 5 Year Note	(687)	9/2020	USD	(86,384,883)	(196,240)
U.S. Treasury 10 Year Note	(355)	9/2020	USD	(49,406,016)	(145,263)
U.S. Treasury 10 Year Ultra Note	(393)	9/2020	USD	(61,891,359)	(372,038)

					(713,541)

					(679,189)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$152,932,017	$—	$152,932,017
Collateralized Mortgage Obligations	—	201,949,039	—	201,949,039
Commercial Mortgage-Backed Securities	—	50,346,529	—	50,346,529
Corporate Bonds
Communication Services	—	31,107,886	—	31,107,886
Consumer Discretionary	—	86,041,282	—	86,041,282
Consumer Staples	—	40,646,973	—	40,646,973
Energy	—	10,607,573	—	10,607,573
Financials	—	252,889,223	—	252,889,223
Health Care	—	40,691,955	—	40,691,955
Industrials	—	38,198,162	—	38,198,162
Information Technology	—	22,962,647	—	22,962,647
Materials	—	996,491	—	996,491
Real Estate	—	7,209,607	—	7,209,607
Utilities	—	46,221,224	—	46,221,224
Futures	34,352	—	—	34,352
Mortgage-Backed Securities	—	885,639	—	885,639
Municipal Bonds	—	22,781,915	—	22,781,915
Short-Term Investments
Commercial Paper	—	45,977,160	—	45,977,160
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	16,763,328	—	16,763,328
U.S. Treasury Obligations	—	34,094,387	—	34,094,387
U.S. Government Agency Security	—	130,037,836	—	130,037,836
U.S. Treasury Obligations	—	81,336,836	—	81,336,836

Total Assets	$5,034,352	$1,314,677,709	$—	$1,319,712,061

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(713,541)	$—	$—	$(713,541)

Total Liabilities	$(713,541)	$—	$—	$(713,541)

Total	$4,320,811	$1,314,677,709	$—	$1,318,998,520

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$34,352	*

Total		$34,352

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(713,541	)*

Total		$(713,541)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Total
Interest rate contracts	$129,795	$(8,038,480)	$(7,908,685)

Total	$129,795	$(8,038,480)	$(7,908,685)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^		Futures	Total
Interest rate contracts		$(1,884,949)	$(1,884,949)

Total		$(1,884,949)	$(1,884,949)

^ This Portfolio held futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $135,000 for one month and futures contracts with an average notional balance of approximately $301,774,000, during the six months ended June 30, 2020.

(1)	The average amount of borrowings while outstanding for 24 days during the six months ended June 30, 2020, was approximately $14,200,000 at a weighted average interest rate of 0.02%.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,251,952,167
Long-term U.S. government debt securities	60,378,551

$1,312,330,718

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,309,351,067
Long-term U.S. government debt securities	64,791,380

$1,374,142,447

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,074,838
Aggregate gross unrealized depreciation	(9,373,236)

Net unrealized appreciation	$1,701,602

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,317,296,918

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,298,998,808)	$1,302,914,381
Repurchase Agreements (Cost $16,763,328)	16,763,328
Cash	5,266,687
Foreign cash (Cost $1)	1
Cash held as collateral at broker for futures	1,318,000
Cash held as collateral for forward foreign currency contracts	517,000
Dividends, interest and other receivables	2,849,140
Due from broker for futures variation margin	370,587
Receivable for securities sold	147,759
Receivable for Portfolio shares sold	59,176
Securities lending income receivable	1,578
Other assets	14,596

Total assets	1,330,222,233

LIABILITIES
Payable for return of collateral on securities loaned	21,763,328
Payable for securities purchased	19,399,974
Payable for Portfolio shares redeemed	745,942
Payable for return of cash collateral on forward foreign currency contracts	517,000
Investment management fees payable	430,547
Payable for return of cash collateral on forward settling transactions	340,000
Administrative fees payable	101,003
Distribution fees payable – Class IB	27,620
Distribution fees payable – Class IA	10,139
Other liabilities	127,656
Accrued expenses	377,040

Total liabilities	43,840,249

NET ASSETS	$1,286,381,984

Net assets were comprised of:
Paid in capital	$1,302,188,129
Total distributable earnings (loss)	(15,806,145)

Net assets	$1,286,381,984

Class IA
Net asset value, offering and redemption price per share, $48,536,849 / 4,918,196 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

Class IB
Net asset value, offering and redemption price per share, $135,429,775 / 13,699,692 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

Class K
Net asset value, offering and redemption price per share, $1,102,415,360 / 111,571,798 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

(x)	Includes value of securities on loan of $21,296,027.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$12,739,447
Securities lending (net)	8,963

Total income	12,748,410

EXPENSES
Investment management fees	3,133,705
Administrative fees	611,354
Distribution fees – Class IB	160,037
Custodian fees	62,064
Distribution fees – Class IA	62,031
Professional fees	57,223
Printing and mailing expenses	57,091
Trustees’ fees	20,783
Interest expense	469
Miscellaneous	26,704

Gross expenses	4,191,461
Less: Waiver from investment manager	(448,366)

Net expenses	3,743,095

NET INVESTMENT INCOME (LOSS)	9,005,315

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	7,178,017
Futures contracts	(8,038,480)
Options written	129,795
Securities sold short	(3,863)

Net realized gain (loss)	(734,531)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,246,735)
Futures contracts	(1,884,949)

Net change in unrealized appreciation (depreciation)	(6,131,684)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,866,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,139,100

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,005,315	$32,910,261
Net realized gain (loss)	(734,531)	(14,700,229)
Net change in unrealized appreciation (depreciation)	(6,131,684)	19,053,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,139,100	37,263,957

Distributions to shareholders:
Class IA	—	(1,151,658)
Class IB	—	(2,850,458)
Class K	—	(29,536,882)

Total distributions to shareholders	—	(33,538,998)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,170,672 and 2,184,722 shares, respectively]	11,399,629	21,616,457
Capital shares issued in reinvestment of dividends 0 and 117,151 shares, respectively]	—	1,151,658
Capital shares repurchased [(1,412,590) and (1,560,777) shares, respectively]	(13,792,335)	(15,519,768)

Total Class IA transactions	(2,392,706)	7,248,347

Class IB
Capital shares sold [2,327,286 and 1,938,770 shares, respectively]	22,774,156	19,304,259
Capital shares issued in reinvestment of dividends [0 and 289,471 shares, respectively]	—	2,850,458
Capital shares repurchased [(1,488,711) and (2,509,995) shares, respectively]	(14,547,129)	(24,950,871)

Total Class IB transactions	8,227,027	(2,796,154)

Class K
Capital shares sold [7,515,117 and 11,607,363 shares, respectively]	73,728,262	115,271,333
Capital shares issued in reinvestment of dividends [0 and 3,005,106 shares, respectively]	—	29,536,882
Capital shares repurchased [(15,249,750) and (16,826,659) shares, respectively]	(147,662,707)	(167,143,244)

Total Class K transactions	(73,934,445)	(22,335,029)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(68,100,124)	(17,882,836)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,961,024)	(14,157,877)
NET ASSETS:
Beginning of period	1,352,343,008	1,366,500,885

End of period	$1,286,381,984	$1,352,343,008

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.85		$9.82	$9.93	$9.87	$9.77	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.22	0.19	0.12	0.07	0.04
Net realized and unrealized gain (loss)	(0.04)		0.04	(0.10)	0.07	0.13	(0.07)

Total from investment operations	0.02		0.26	0.09	0.19	0.20	(0.03)

Less distributions:
Dividends from net investment income	—		(0.23)	(0.20)	(0.13)	(0.10)	(0.05)

Net asset value, end of period	$9.87		$9.85	$9.82	$9.93	$9.87	$9.77

Total return (b)	0.20%		2.63%	0.88%	1.90%	2.05%	(0.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,537		$50,808	$43,413	$40,725	$43,821	$43,565
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		1.05%**	0.86%**	0.86%**	0.89%**	0.86	%**
Before waivers (a)(f)	0.87%		1.12%**	0.88%**	0.87%**	0.91%**	0.86	%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.18%		2.19%	1.87%	1.18%	0.76%	0.42	%(aa)
Before waivers (a)(f)	1.11%		2.12%	1.85%	1.17%	0.75%	0.42	%(aa)
Portfolio turnover rate^	109	%(z)	252%	77%	73%	115%	119%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.86		$9.84	$9.94	$9.88	$9.79	$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.22	0.19	0.12	0.08	0.04
Net realized and unrealized gain (loss)	(0.03)		0.03	(0.09)	0.07	0.11	(0.06)

Total from investment operations	0.03		0.25	0.10	0.19	0.19	(0.02)

Less distributions:
Dividends from net investment income	—		(0.23)	(0.20)	(0.13)	(0.10)	(0.05)

Net asset value, end of period	$9.89		$9.86	$9.84	$9.94	$9.88	$9.79

Total return (b)	0.30%		2.52%	0.98%	1.90%	1.95%	(0.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$135,430		$126,849	$129,330	$123,839	$124,562	$129,652
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		1.05%**	0.86%**	0.86%**	0.89%**	0.86	%**
Before waivers (a)(f)	0.87%		1.12%**	0.88%**	0.87%**	0.91%**	0.86	%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.17%		2.18%	1.87%	1.18%	0.76%	0.42	%(aa)
Before waivers (a)(f)	1.10%		2.12%	1.85%	1.17%	0.75%	0.42	%(aa)
Portfolio turnover rate^	109	%(z)	252%	77%	73%	115%	119%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.85		$9.82	$9.93	$9.87	$9.77	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.24	0.21	0.14	0.10	0.07
Net realized and unrealized gain (loss)	(0.04)		0.04	(0.10)	0.07	0.13	(0.08)

Total from investment operations	0.03		0.28	0.11	0.21	0.23	(0.01)

Less distributions:
Dividends from net investment income	—		(0.25)	(0.22)	(0.15)	(0.13)	(0.07)

Net asset value, end of period	$9.88		$9.85	$9.82	$9.93	$9.87	$9.77

Total return (b)	0.30%		2.89%	1.14%	2.15%	2.31%	(0.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,102,415		$1,174,686	$1,193,758	$1,233,099	$1,206,521	$1,435,249
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%		0.80%**	0.61%**	0.61%**	0.64%**	0.61	%**
Before waivers (a)(f)	0.62%		0.87%**	0.63%**	0.62%**	0.66%**	0.61	%**
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.44%		2.44%	2.11%	1.43%	1.01%	0.67	%(aa)
Before waivers (a)(f)	1.37%		2.37%	2.09%	1.42%	0.99%	0.66	%(aa)
Portfolio turnover rate^	109	%(z)	252%	77%	73%	115%	119%
**	Includes Interest Expense of 0.01%, 0.04%, 0.01%, 0.01% and 0.25% for the years ended December 31, 2015, 2016, 2017, 2018 and 2019, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)

Includes income resulting from litigation payment. Without this income, the ratios would have been 0.33% after waivers and 0.33% before waivers for Class IA and Class IB and 0.58% after waivers and 0.57% before waivers for Class K.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	39.5%
U.S. Government Agency Securities	38.0
Mortgage-Backed Securities	8.4
Financials	5.5
Commercial Mortgage-Backed Securities	1.9
Collateralized Mortgage Obligations	1.8
Asset-Backed Securities	1.7
Real Estate	1.2
Utilities	1.0
Information Technology	0.9
Industrials	0.8
Energy	0.8
Communication Services	0.8
Foreign Government Securities	0.8
Consumer Staples	0.6
Health Care	0.6
Consumer Discretionary	0.4
Materials	0.4
Municipal Bonds	0.2
Repurchase Agreements	0.1
Cash and Other	(5.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,055.36	$4.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.87	4.04
Class IB
Actual	1,000.00	1,054.40	4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.87	4.04
Class K
Actual	1,000.00	1,056.52	2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	2.78

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.80%, 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
Aircraft Certificate Owner Trust,
Series 2003-1A E 7.001%, 9/20/22§		$49,295	$49,288
Ally Master Owner Trust,
Series 2018-3 A 0.505%, 7/15/22 (l)		700,000	700,890
American Airlines Pass-Through Trust,
Series 2019-1 AA 3.150%, 2/15/32		787,683	725,144
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A2A 1.100%, 3/20/23		605,000	606,833
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A A 2.990%, 6/20/22§		207,000	202,401
Series 2018-2A A 4.000%, 3/20/25§		365,000	374,057
B&M CLO Ltd.,
Series 2014-1A A1R 1.906%, 4/16/26 (l)§		98,088	97,790
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A 2.710%, 2/17/26§		615,000	646,328
CIFC Funding Ltd.,
Series 2015-5A A1R 1.851%, 10/25/27 (l)§		1,000,000	987,455
CLNC Ltd.,
Series 2019-FL1 A 1.444%, 8/20/35 (l)§		800,000	778,266
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1 A 3.390%, 7/15/25§		13,187	13,080
Continental Airlines Pass-Through Trust,
Series 2010-1 A 4.750%, 1/12/21		262,289	257,564
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R 2.326%, 1/16/26 (l)§		77,330	77,180
CVS Pass-Through Trust, 5.789%, 1/10/26§		196,335	216,130
Dorchester Park CLO DAC,
Series 2015-1A AR 2.035%, 4/20/28 (l)§		800,000	791,020
Dryden 77 CLO Ltd.,
Series 2020-77A A 2.374%, 5/20/31 (l)§		250,000	250,617
Dryden 78 CLO Ltd.,
Series 2020-78A C 3.217%, 4/17/33 (l)§		250,000	235,766
Elevation CLO Ltd.,
Series 2020-11A C 3.523%, 4/15/33 (l)§		250,000	241,239
Emerald Bay SA,
(Zero Coupon), 10/8/20§	EUR	1,054,000	1,148,644
Evans Grove CLO Ltd.,
Series 2018-1A A1 1.291%, 5/28/28 (l)§		$793,220	778,615
Evergreen Credit Card Trust,
Series 2019-2 A 1.900%, 9/15/24§		1,000,000	1,001,151
Exeter Automobile Receivables Trust,
Series 2019-2A A 2.930%, 7/15/22§		42,893	42,925
Series 2019-3A B 2.580%, 8/15/23§		350,000	353,818
First Investors Auto Owner Trust,
Series 2020-1A A 1.490%, 1/15/25§		215,365	216,124
Flagship Credit Auto Trust,
Series 2016-4 D 3.890%, 11/15/22§		170,000	171,582
Series 2017-4 A 2.070%, 4/15/22§		1,032	1,032
Series 2019-4 B 2.530%, 11/17/25§		390,000	390,147
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2 0.565%, 3/15/23 (l)§		1,000,000	999,137
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A A 2.308%, 4/20/31 (l)§		272,076	272,840
Hertz Vehicle Financing II LP,
Series 2017-1A A 2.960%, 10/25/21§		256,894	254,295
Series 2019-1A A 3.710%, 3/25/23§		189,741	187,626
Series 2019-2A A 3.420%, 5/25/25§		201,997	199,615
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR 1.909%, 7/15/26 (l)§		123,780	123,397
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 1.985%, 1/17/28 (l)§		949,480	932,264
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 1.315%, 5/15/28 (l)§		800,000	792,222
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R 2.119%, 4/15/28 (l)§		992,927	974,649
LP Credit Card ABS Master Trust,
Series 2018-1 A 2.323%, 8/20/24 (l)§		674,911	685,926
Magnetite XXVI Ltd.,
Series 2020-26A A 1.949%, 7/15/30 (l)§		452,373	452,605
Marlette Funding Trust,
Series 2018-3A A 3.200%, 9/15/28§		3,241	3,241
Series 2018-4A A 3.710%, 12/15/28§		57,886	58,377
Series 2019-3A A 2.690%, 9/17/29§		168,211	169,049
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR 2.335%, 4/18/25 (l)§		129,367	128,820
OCP CLO Ltd.,
Series 2020-18A A 2.053%, 4/20/30 (l)§		265,173	265,697
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR 2.319%, 4/15/26 (l)§		8,830	8,831

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
OneMain Direct Auto Receivables Trust,
Series 2018-1A A 3.430%, 12/16/24§	$800,000	$811,238
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 1.891%, 7/25/29 (l)	277,708	277,037
SBA Tower Trust (REIT),
3.156%, 10/8/20§	351,000	351,471
SCFF I Ltd.,
Series 2020-1A A2A 4.111%, 4/15/31 (l)§	250,000	249,945
SoFi Consumer Loan Program LLC,
Series 2016-2 A 3.090%, 10/27/25§	3,659	3,649
Series 2016-3 A 3.050%, 12/26/25§	3,602	3,581
Series 2017-2 A 3.280%, 2/25/26§	19,086	19,066
Series 2017-3 A 2.770%, 5/25/26§	30,414	30,565
Series 2017-5 A2 2.780%, 9/25/26§	128,473	128,587
Series 2017-6 A2 2.820%, 11/25/26§	64,887	65,376
SoFi Consumer Loan Program Trust,
Series 2018-3 A2 3.670%, 8/25/27§	147,555	146,424
Series 2019-3 A 2.900%, 5/25/28§	162,070	164,266
SoFi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§	90,402	90,566
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R 2.285%, 1/17/26 (l)§	251,323	250,538
Series 2013-1A A2R 2.305%, 1/17/26 (l)§	251,323	251,219
TICP CLO III-2 Ltd.,
Series 2018-3R A 1.975%, 4/20/28 (l)§	600,000	593,119
TRTX Issuer Ltd.,
Series 2019-FL3 A 1.344%, 10/15/34 (l)§	800,000	781,611
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	11,858	12,461
Series 2004-20C 1 4.340%, 3/1/24	162,957	166,593
Series 2005-20B 1 4.625%, 2/1/25	15,966	16,554
Series 2008-20G 1 5.870%, 7/1/28	224,385	247,529
Venture XII CLO Ltd.,
Series 2012-12A ARR 1.171%, 2/28/26 (l)§	609,442	601,388
Venture XVII CLO Ltd.,
Series 2014-17A ARR 2.099%, 4/15/27 (l)§	793,850	778,363
Voya CLO Ltd.,
Series 2019-1A DR 4.069%, 4/15/31 (l)§	100,000	88,323
WhiteHorse X Ltd.,
Series 2015-10A A1R 2.065%, 4/17/27 (l)§	330,960	328,356
World Financial Network Credit Card Master Trust,
Series 2018-A A 3.070%, 12/16/24	515,000	522,197
Series 2018-B M 3.810%, 7/15/25	240,000	236,694
Series 2019-B M 3.040%, 4/15/26	250,000	247,492

Total Asset-Backed Securities		25,327,885

Collateralized Mortgage Obligations (1.8%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 3.874%, 9/25/35 (l)	89,165	81,389
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	594,391	564,592
Series 2005-J12 2A1 0.725%, 8/25/35 (l)	522,292	346,144
Series 2006-OA22 A1 0.344%, 2/25/47 (l)	127,531	111,746
Series 2006-OA6 1A2 0.394%, 7/25/46 (l)	45,605	40,501
Series 2006-OC7 2A2A 0.354%, 7/25/46 (l)	158,192	169,682
Series 2007-14T2 A1 6.000%, 7/25/37	471,527	339,096
Series 2007-OH1 A1D 0.394%, 4/25/47 (l)	84,720	59,990
Banc of America Funding Trust,
Series 2004-A 1A3 4.717%, 9/20/34 (l)	26,768	25,672
Series 2006-H 4A2 3.943%, 9/20/46 (l)	168,422	149,720
Series 2006-J 4A1 4.184%, 1/20/47 (l)	10,019	9,392
BCAP LLC Trust,
Series 2014-RR5 1A3 0.618%, 1/26/36 (l)§	40,136	40,038
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.736%, 9/25/35 (l)	150,786	117,304
Series 2006-4 21A1 3.349%, 8/25/36 (l)	59,223	42,328
Bear Stearns ARM Trust,
Series 2003-9 2A1 3.889%, 2/25/34 (l)	29,335	28,885
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 0.344%, 12/25/46 (l)	488,576	424,979
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 3.635%, 1/26/36 (l)	64,932	53,024
Bellemeade Re Ltd.,
Series 2018-2A M1B 1.535%, 8/25/28 (l)§	120,916	120,186
Series 2019-1A M1B 1.935%, 3/25/29 (l)§	260,000	242,046

See Notes to Financial Statements.

1299

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2019-3A M1B 1.784%, 7/25/29 (l)§		$170,392	$165,083
Chase Mortgage Reference Notes,
Series 2019-CL1 M3 2.284%, 4/25/47 (l)§		80,793	74,236
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.427%, 8/25/34 (l)		2,055	1,966
Series 2005-11 3A1 2.762%, 4/25/35 (l)		82,780	70,178
Series 2005-2 1A1 0.825%, 3/25/35 (l)		42,962	36,496
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 3.979%, 8/25/35 (l)		11,064	10,602
Series 2009-7 5A2 5.500%, 12/25/35§		436,256	339,427
Connecticut Avenue Securities Trust,
Series 2019-R07 1M1 0.955%, 10/25/39 (l)§		54,747	54,731
Series 2020-R02 2M1 0.934%, 1/25/40 (l)§		92,472	91,480
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		504,785	385,891
Eagle RE Ltd.,
Series 2018-1 M1 1.884%, 11/25/28 (l)§		53,699	51,961
Series 2020-1 M1A 1.085%, 1/25/30 (l)§		275,000	270,939
EMF-NL Prime BV,
Series 2008-APRX A2 0.407%, 4/17/41 (l)(m)	EUR	222,187	234,189
Eurosail-UK plc,
Series 2007-4X A3 1.148%, 6/13/45 (l)(m)	GBP	803,066	980,273
FHLMC,
Series 4989 FA 0.544%, 8/15/40 (l)(r)		$500,000	497,423
Series 4989 FB 0.544%, 10/15/40 (l)(r)		400,000	397,939
FHLMC Stacr Remic Trust,
Series 2019-HQA4 M1 0.955%, 11/25/49 (l)§		21,343	21,245
Series 2020-HQA2 M1 1.285%, 3/25/50 (l)§		215,722	214,830
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2 M2 2.385%, 9/25/24 (l)		73,372	73,910
Series 2015-DN1 M3 4.335%, 1/25/25 (l)		116,975	118,724
Series 2015-DNA1 M2 2.035%, 10/25/27 (l)		23,356	23,322
Series 2015-DNA3 M2 3.035%, 4/25/28 (l)		17,421	17,446
Series 2015-HQ2 M2 2.135%, 5/25/25 (l)		81,389	81,667
Series 2016-DNA4 M2 1.485%, 3/25/29 (l)		28,232	28,201
Series 2017-DNA2 M2 3.634%, 10/25/29 (l)		250,000	253,365
Series 2017-HQA3 M2 2.535%, 4/25/30 (l)		222,411	221,592
FNMA,
Series 2014-C04 1M2 5.085%, 11/25/24 (l)		206,259	211,804
Series 2014-C04 2M2 5.185%, 11/25/24 (l)		141,491	145,351
Series 2015-C01 1M2 4.484%, 2/25/25 (l)		108,895	109,774
Series 2015-C01 2M2 4.735%, 2/25/25 (l)		47,616	47,672
Series 2015-C02 1M2 4.185%, 5/25/25 (l)		22,045	22,244
Series 2016-C01 2M2 7.135%, 8/25/28 (l)		172,668	182,271
Series 2016-C03 2M2 6.085%, 10/25/28 (l)		151,988	157,987
Series 2016-C06 1M2 4.435%, 4/25/29 (l)		144,183	150,597
Series 2017-C01 1M2 3.735%, 7/25/29 (l)		272,005	276,540
GNMA,
Series 2015-H20 FB 0.903%, 8/20/65 (l)		577,792	578,325
Series 2016-H11 F 1.103%, 5/20/66 (l)		634,072	639,498
Series 2016-H15 FA 1.103%, 7/20/66 (l)		805,527	812,197
Series 2017-H10 FB 1.904%, 4/20/67 (l)		1,536,145	1,566,123
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		523,127	369,703
Series 2005-AR6 2A1 4.065%, 9/25/35 (l)		73,080	72,561
Series 2006-AR2 2A1 3.561%, 4/25/36 (l)		105,424	85,477
Series 2007-AR1 2A1 3.747%, 3/25/47 (l)		268,244	216,010
HarborView Mortgage Loan Trust,
Series 2006-13 A 0.374%, 11/19/46 (l)		75,028	60,529
Hawksmoor Mortgages,
Series 2019-1A A 1.287%, 5/25/53 (l)§	GBP	2,783,484	3,448,046
Impac CMB Trust,
Series 2003-8 2A1 1.085%, 10/25/33 (l)		$853	848
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 0.455%, 7/25/35 (l)		282,463	211,374
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.512%, 8/25/35 (l)		447,188	384,538
Series 2006-AR39 A1 0.365%, 2/25/37 (l)		664,205	604,857
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 3.645%, 8/25/34 (l)		50,711	47,644
Series 2007-A1 3A3 3.721%, 7/25/35 (l)		61,495	59,752

See Notes to Financial Statements.

1300

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-S3 1A90 7.000%, 8/25/37		$60,687	$47,075
Kensington Mortgage Securities plc,
Series 2007-1X A3C 0.483%, 6/14/40 (l)(m)		783,486	752,075
Lehman XS Trust,
Series 2006-4N A1C1 0.415%, 4/25/46 (l)		103,665	101,574
Ludgate Funding plc,
Series 2007-1 A2A 0.735%, 1/1/61 (l)(m)	GBP	728,716	845,525
Series 2008-W1X A1 1.175%, 1/1/61 (l)(m)		108,597	128,925
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A 2.015%, 12/25/32 (l)		$16,211	15,007
Mortgage Insurance-Linked Notes,
Series 2019-1 M1 2.085%, 11/26/29 (l)§		170,151	165,717
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 0.415%, 4/25/36 (l)		332,543	308,146
Nomura Resecuritization Trust,
Series 2014-7R 2A3 0.368%, 12/26/35 (l)§		200,183	198,716
Oaktown Re III Ltd.,
Series 2019-1A M1B 2.135%, 7/25/29 (l)§		128,842	126,330
PMT Credit Risk Transfer Trust,
Series 2019-1R A 2.184%, 3/27/24 (l)§		95,187	93,695
Series 2019-2R A 2.934%, 5/27/23 (l)§		130,643	113,721
Series 2019-3R A 2.884%, 10/27/22 (l)§		82,200	77,636
Radnor RE Ltd.,
Series 2019-1 M1B 2.135%, 2/25/29 (l)§		150,054	148,654
Series 2019-2 M1B 1.935%, 6/25/29 (l)§		250,000	246,795
Series 2020-1 M1A 1.135%, 2/25/30 (l)§		250,000	247,099
RALI Trust,
Series 2005-QO2 A1 2.864%, 9/25/45 (l)		385,248	349,910
Series 2006-QA6 A1 0.375%, 7/25/36 (l)		675,309	633,437
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 0.524%, 1/25/36 (l)§		322,349	304,514
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		17,130	10,779
Series 2006-A12 A1 6.250%, 11/25/36		182,150	108,683
Sequoia Mortgage Trust,
Series 10 2A1 0.950%, 10/20/27 (l)		2,766	2,619
Series 2003-4 2A1 0.540%, 7/20/33 (l)		20,445	18,993
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 0.444%, 7/19/35 (l)		88,204	80,421
Series 2006-AR3 11A1 0.394%, 4/25/36 (l)		500,165	496,784
Towd Point Mortgage Funding,
Series 2019-A13A A1 1.392%, 7/20/45 (l)§	GBP	1,319,094	1,623,100
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 3.267%, 11/25/36 (l)		$459,111	421,620
Series 2006-AR9 1A 2.504%, 8/25/46 (l)		149,018	141,257

Total Collateralized Mortgage Obligations			25,954,359

Commercial Mortgage-Backed Securities (1.9%)
Ashford Hospitality Trust,
Series 2018-ASHF A 1.085%, 4/15/35 (l)§		250,103	232,563
Series 2018-KEYS A 1.185%, 6/15/35 (l)§		350,000	325,447
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.652%, 3/10/37 (l)§		135,000	115,308
Series 2017-SCH AF 1.185%, 11/15/33 (l)§		565,000	531,134
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 AS 3.989%, 9/15/48 (l)		39,000	42,073
BFLD Trust,
Series 2019-DPLO D 2.025%, 10/15/34 (l)§		123,000	109,759
BHMS Mortgage Trust,
Series 2018-ATLS A 1.435%, 7/15/35 (l)§		267,464	252,765
Braemar Hotels & Resorts Trust,
Series 2018-PRME A 1.005%, 6/15/35 (l)§		300,000	283,458
BX Commercial Mortgage Trust,
Series 2019-IMC A 1.185%, 4/15/34 (l)§		205,649	196,401
BX Trust,
Series 2018-EXCL A 1.272%, 9/15/37 (l)§		290,364	259,162
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4 3.544%, 11/15/50 (l)		470,000	526,456
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§		630,000	660,815
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B 3.732%, 4/10/46 (l)		235,000	241,720
Series 2015-GC27 A5 3.137%, 2/10/48		596,977	633,845
Series 2016-C1 A4 3.209%, 5/10/49		606,000	656,904
CLNY Trust,
Series 2019-IKPR D 2.210%, 11/15/38 (l)§		250,000	210,009

See Notes to Financial Statements.

1301

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage Trust,
Series 2012-CR5 E 4.463%, 12/10/45 (l)§	$250,000	$161,075
Series 2013-SFS A1 1.873%, 4/12/35§	101,774	100,776
Series 2014-UBS4 A5 3.694%, 8/10/47	495,000	536,023
Series 2015-CR23 A4 3.497%, 5/10/48	300,000	325,365
Series 2015-CR26 ASB 3.373%, 10/10/48	3,000,000	3,137,351
Series 2015-DC1 A5 3.350%, 2/10/48	400,000	430,835
Series 2016-COR1 ASB 2.972%, 10/10/49	1,500,000	1,582,650
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4 3.504%, 6/15/57	121,432	131,325
Series 2015-C3 A4 3.718%, 8/15/48	302,887	331,627
Series 2015-C4 A4 3.808%, 11/15/48	400,000	442,741
DBWF Mortgage Trust,
Series 2018-GLKS A 1.224%, 12/19/30 (l)§	203,119	191,956
Great Wolf Trust,
Series 2019-WOLF A 1.219%, 12/15/36 (l)§	257,000	246,354
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A 3.203%, 2/10/29§	800,000	799,571
Series 2019-BOCA A 1.385%, 6/15/38 (l)§	303,566	289,156
Series 2019-SMP A 1.335%, 8/15/32 (l)§	300,000	285,016
GS Mortgage Securities Trust,
Series 2010-C1 A2 4.592%, 8/10/43§	1,171,471	1,173,401
Series 2011-GC5 D 5.555%, 8/10/44 (l)§	30,000	22,390
Series 2012-GC6 B 5.839%, 1/10/45 (l)§	230,000	215,926
Series 2013-G1 A2 3.557%, 4/10/31 (l)§	507,108	509,738
Series 2014-GC18 C 5.155%, 1/10/47 (l)	350,000	316,346
Series 2014-GC22 A5 3.862%, 6/10/47	283,842	306,897
Series 2015-GC30 AAB 3.120%, 5/10/50	983,077	1,019,303
Series 2018-GS9 A4 3.992%, 3/10/51 (l)	510,000	589,918
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2 D 5.822%, 11/15/43 (l)§	330,600	309,916
Series 2012-C6 E 5.324%, 5/15/45 (l)§	189,221	137,725
Series 2012-C8 AS 3.424%, 10/15/45§	400,000	404,733
Series 2012-C8 C 4.778%, 10/15/45 (l)§	405,000	319,456
Series 2012-LC9 E 4.565%, 12/15/47 (l)§	455,400	308,776
Series 2018-LAQ A 1.185%, 6/15/32 (l)§	828,302	778,652
Series 2020-NNN EFL 2.045%, 1/16/37 (l)§	34,000	31,497
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5 3.775%, 8/15/47	510,000	552,107
Series 2014-C22 XA 0.985%, 9/15/47 IO (l)	6,827,692	195,559
Series 2015-C31 A3 3.801%, 8/15/48	329,944	364,406
Series 2015-C31 B 4.773%, 8/15/48 (l)	135,000	142,599
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 XA 1.211%, 9/15/50 IO (l)	2,288,059	119,442
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§	271,069	289,567
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 A4 3.306%, 4/15/48	400,000	430,396
Series 2015-C27 ASB 3.557%, 12/15/47	800,000	841,171
Morgan Stanley Capital I Trust,
Series 2014-CPT B 3.560%, 7/13/29 (l)§	800,000	807,822
Series 2015-XLF2 SNMA 2.135%, 11/15/26 (l)§	131,298	119,259
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A 1.685%, 7/15/36 (l)§	170,000	166,993
SG Commercial Mortgage Securities Trust,
Series 2016-C5 B 3.933%, 10/10/48	224,000	215,634
Starwood Retail Property Trust,
Series 2014-STAR A 1.655%, 11/15/27 (l)§	512,648	318,126
UBS Commercial Mortgage Trust,
Series 2018-C10 A4 4.313%, 5/15/51	400,000	471,896
Series 2018-C8 A4 3.983%, 2/15/51	335,000	384,229
Series 2018-C9 A4 4.117%, 3/15/51 (l)	510,000	581,533
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5 2.850%, 12/10/45	465,583	479,339
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.458%, 11/15/49 (l)	275,000	251,992
WFRBS Commercial Mortgage Trust,
Series 2013-C14 C 4.106%, 6/15/46 (l)	265,000	228,965
Series 2014-C24 AS 3.931%, 11/15/47	65,800	69,815
Series 2014-C25 A5 3.631%, 11/15/47	400,000	431,328

Total Commercial Mortgage-Backed Securities		28,176,492

See Notes to Financial Statements.

1302

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Corporate Bonds (12.8%)
Communication Services (0.8%)
Diversified Telecommunication Services (0.3%)
Altice France SA
7.375%, 5/1/26§		$500,000	$519,950
AT&T, Inc.
3.400%, 6/15/22 (e)		76,000	79,943
3.600%, 2/17/23		150,000	160,902
3.400%, 5/15/25		625,000	686,137
3.600%, 7/15/25		320,000	354,375
4.125%, 2/17/26		313,000	355,468
4.350%, 3/1/29		1,115,000	1,290,816
4.550%, 3/9/49		190,000	223,880
CCO Holdings LLC
5.500%, 5/1/26§		173,000	179,055
Telstra Corp. Ltd.
4.800%, 10/12/21§		800,000	839,140
Verizon Communications, Inc.
3.000%, 3/22/27		87,000	96,012
4.862%, 8/21/46		168,000	227,704
5.012%, 4/15/49		210,000	292,073

			5,305,455

Entertainment (0.1%)
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§		251,000	226,528
Walt Disney Co. (The)
2.650%, 1/13/31		700,000	741,642

			968,170

Interactive Media & Services (0.1%)
Baidu, Inc.
3.425%, 4/7/30		230,000	246,865
Tencent Holdings Ltd.
1.810%, 1/26/26§		226,000	228,260
3.240%, 6/3/50§		226,000	228,100
Weibo Corp.
3.375%, 7/8/30		247,000	245,940

			949,165

Media (0.2%)
Altice Finco SA
7.625%, 2/15/25§		200,000	208,536
Charter Communications Operating LLC
4.464%, 7/23/22		800,000	849,960
4.200%, 3/15/28		23,000	25,725
Cox Communications, Inc.
2.950%, 6/30/23§		125,000	131,736
CSC Holdings LLC
6.750%, 11/15/21		65,000	68,231
5.375%, 2/1/28§		500,000	520,000
Time Warner Cable LLC
4.500%, 9/15/42		290,000	309,842
ViacomCBS, Inc.
3.500%, 1/15/25		13,000	14,099
4.750%, 5/15/25		227,000	259,591
3.375%, 2/15/28		133,000	140,813
3.700%, 6/1/28		59,000	63,622

			2,592,155

Wireless Telecommunication Services (0.1%)
Sprint Communications, Inc.
7.000%, 8/15/20		800,000	803,000
Sprint Spectrum Co. LLC
3.360%, 9/20/21 (e)§		250,000	252,733
4.738%, 3/20/25§		340,000	368,050
Vodafone Group plc
3.750%, 1/16/24		800,000	874,320

			2,298,103

Total Communication Services			12,113,048

Consumer Discretionary (0.4%)
Auto Components (0.0%)
Clarios Global LP
4.375%, 5/15/26§	EUR	175,000	193,713

Automobiles (0.3%)
Daimler Finance North America LLC
2.550%, 8/15/22§		$1,000,000	1,020,221
General Motors Co.
6.125%, 10/1/25		51,000	57,304
6.800%, 10/1/27		71,000	82,734
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 1.204%, 11/13/20 (k)§		700,000	700,276
3.875%, 11/13/20§		700,000	704,211
(ICE LIBOR USD 3 Month + 0.94%), 1.375%, 11/12/21 (k)§		700,000	696,975
4.000%, 11/12/21§		700,000	728,711
2.900%, 5/13/22§		299,000	308,205

			4,298,637

Hotels, Restaurants & Leisure (0.1%)
Choice Hotels International, Inc.
3.700%, 12/1/29		900,000	900,644

Specialty Retail (0.0%)
AutoNation, Inc.
4.750%, 6/1/30		194,000	210,217
Ross Stores, Inc. 4.600%, 4/15/25		82,000	94,158
4.700%, 4/15/27		46,000	53,356

			357,731

Textiles, Apparel & Luxury Goods (0.0%)
Ralph Lauren Corp.
2.950%, 6/15/30		108,000	110,876

Total Consumer Discretionary			5,861,601

Consumer Staples (0.6%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 1/23/49		445,000	589,640
4.500%, 6/1/50		800,000	950,578
4.600%, 6/1/60		161,000	192,221
Bacardi Ltd.
4.450%, 5/15/25§		800,000	875,206
Coca-Cola Co. (The)
2.950%, 3/25/25		238,000	261,624

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	$251,000	$262,452

		3,131,721

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc.
3.500%, 2/15/23§	298,000	301,725

Food Products (0.2%)
BRF GmbH
4.350%, 9/29/26 (m)	225,000	217,125
Campbell Soup Co.
3.300%, 3/15/21	1,000,000	1,017,456
Danone SA
2.589%, 11/2/23§	900,000	947,576
Tyson Foods, Inc.
3.950%, 8/15/24	277,000	306,843

		2,489,000

Household Products (0.0%)
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§	304,000	307,800
Spectrum Brands, Inc.
5.750%, 7/15/25	227,000	232,963

		540,763

Tobacco (0.2%)
Altria Group, Inc.
4.800%, 2/14/29	59,000	68,383
BAT Capital Corp.
3.215%, 9/6/26	348,000	372,941
BAT International Finance plc
3.250%, 6/7/22 (x)§	600,000	624,766
3.500%, 6/15/22§	600,000	628,060
Imperial Brands Finance plc
3.125%, 7/26/24§	800,000	830,305

		2,524,455

Total Consumer Staples		8,987,664

Energy (0.8%)
Energy Equipment & Services (0.0%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	471,000	502,542
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21 (m)	41,670	35,315
7.350%, 12/1/26 PIK§	573	169
7.350%, 12/1/26 PIK (m)	229,416	67,708
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22 (m)	122,358	100,945
7.720%, 12/1/26 PIK (m)	677,332	50,394
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 8/6/20 (y)§	207,137	207
Transocean Poseidon Ltd.
6.875%, 2/1/27§	106,000	91,160

		848,440

Oil, Gas & Consumable Fuels (0.8%)
BP Capital Markets America, Inc.
3.194%, 4/6/25	200,000	217,750
Cenovus Energy, Inc.
4.250%, 4/15/27	225,000	203,674
Energy Transfer Operating LP
4.250%, 3/15/23	240,000	252,240
4.500%, 4/15/24	87,000	94,347
4.750%, 1/15/26	325,000	352,020
5.500%, 6/1/27	192,000	213,558
3.750%, 5/15/30	143,000	141,923
Eni SpA
4.250%, 5/9/29§	325,000	353,942
Enterprise Products Operating LLC
3.700%, 2/15/26	382,000	431,811
Exxon Mobil Corp.
1.571%, 4/15/23	305,000	313,049
2.992%, 3/19/25	233,000	253,340
Husky Energy, Inc.
4.400%, 4/15/29	387,000	380,830
Kinder Morgan Energy Partners LP
4.150%, 3/1/22	193,000	202,667
Kinder Morgan, Inc. 3.150%, 1/15/23	375,000	392,786
Marathon Oil Corp. 3.850%, 6/1/25 (x)	210,000	212,652
Marathon Petroleum Corp.
4.500%, 5/1/23	251,000	270,394
5.125%, 12/15/26	150,000	173,067
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§	900,000	922,048
Newfield Exploration Co.
5.625%, 7/1/24	155,000	148,846
Noble Energy, Inc.
3.900%, 11/15/24	234,000	234,860
3.850%, 1/15/28	307,000	296,036
Occidental Petroleum Corp.
6.950%, 7/1/24	400,000	392,250
ONEOK, Inc.
5.850%, 1/15/26	131,000	150,008
4.350%, 3/15/29	208,000	220,003
Pertamina Persero PT
6.450%, 5/30/44 (m)	225,000	286,805
Petroleos Mexicanos
6.750%, 9/21/47	188,000	144,337
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 0.960%, 2/26/21 (k)	1,000,000	997,231
Plains All American Pipeline LP
2.850%, 1/31/23	397,000	400,200
3.850%, 10/15/23	175,000	181,519
3.600%, 11/1/24	157,000	159,158
4.500%, 12/15/26	11,000	11,517
3.550%, 12/15/29	38,000	36,883
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§	267,106	264,435
9.250%, 7/6/24 (m)	267,106	264,435
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	218,000	242,929
Sunoco LP
4.875%, 1/15/23	211,000	208,890
TransCanada PipeLines Ltd.
9.875%, 1/1/21	145,000	151,123
Valero Energy Corp.
2.700%, 4/15/23	174,000	180,307

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Williams Cos., Inc. (The)
4.125%, 11/15/20		$172,000	$172,451
4.500%, 11/15/23		675,000	742,827

			11,269,148

Total Energy			12,117,588

Financials (5.3%)
Banks (2.8%)
AIB Group plc
(ICE LIBOR USD 3 Month + 1.87%), 4.263%, 4/10/25 (k)§		330,000	350,100
Australia & New Zealand Banking Group Ltd.
4.400%, 5/19/26§		240,000	266,084
Banco de Credito del Peru
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 1.000%, 7/1/30 (k)§		222,000	218,448
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)(r)	EUR	1,700,000	305,592
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 4/17/25§		$153,000	167,443
Banco Santander SA
5.179%, 11/19/25		600,000	672,506
3.490%, 5/28/30		200,000	214,229
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 2.020%, 4/24/23 (k)		600,000	601,641
4.125%, 1/22/24		1,700,000	1,883,494
Series DD (ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26 (k)(y)		83,000	91,922
Series L 3.950%, 4/21/25		850,000	940,963
Series Z (ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24 (k)(y)		129,000	137,772
Bank of Nova Scotia (The)
2.500%, 1/8/21		87,000	87,953
Banque Federative du Credit Mutuel SA
2.750%, 10/15/20§		255,000	256,740
Barclays Bank plc
7.625%, 11/21/22		900,000	976,500
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32 (k)(y)§		51,000	62,730
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 2.558%, 8/10/21 (k)		1,300,000	1,319,480
3.684%, 1/10/23		925,000	958,197
(ICE LIBOR USD 3 Month + 1.43%), 1.822%, 2/15/23 (k)		700,000	698,160
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23 (k)		900,000	947,077
(BPSW1 + 1.32%), 2.375%, 10/6/23 (k)(m)	GBP	400,000	501,660
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24 (k)		$200,000	215,487
3.250%, 2/12/27 (m)	GBP	500,000	657,614
BBVA USA
2.875%, 6/29/22		$410,000	419,967
BNP Paribas SA
4.375%, 9/28/25§		200,000	219,717
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 1.951%, 4/25/22 (k)		2,100,000	2,111,452
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23 (k)(y)		115,000	114,281
3.875%, 3/26/25		722,000	787,874
(SOFR + 2.75%), 3.106%, 4/8/26 (k)		230,000	247,450
Series Q (ICE LIBOR USD 3 Month + 4.10%), 5.950%, 8/15/20 (k)(y)		225,000	213,386
Commonwealth Bank of Australia
4.500%, 12/9/25§		240,000	269,088
Cooperatieve Rabobank UA
4.375%, 8/4/25		445,000	499,853
Credit Agricole SA
3.375%, 1/10/22§		320,000	331,242
3.750%, 4/24/23§		800,000	855,227
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	849,623
3.800%, 6/9/23		255,000	273,896
Danske Bank A/S
5.375%, 1/12/24§		800,000	886,777
(ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25 (k)§		335,000	347,803
Discover Bank
4.200%, 8/8/23		800,000	872,709
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28 (k)		250,000	252,578
HSBC Bank USA NA
4.875%, 8/24/20		250,000	251,609
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28 (k)		200,000	220,334
ING Groep NV
(USD Swap Semi 5 Year + 5.12%), 6.875%, 4/16/22 (k)(m)(y)		200,000	207,000
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)		400,000	429,951

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		$231,000	$239,923
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		900,000	931,972
Series V (ICE LIBOR USD 3 Month + 3.32%), 4.753%, 10/1/20 (k)(y)		300,000	265,500
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	408,866
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.501%, 3/7/25 (k)	AUD	1,100,000	735,581
4.000%, 3/7/25		1,300,000	963,293
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		$286,000	289,123
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 1.084%, 3/2/23 (k)		800,000	795,664
3.455%, 3/2/23		1,000,000	1,065,523
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24 (k)		900,000	969,078
National Australia Bank Ltd.
2.625%, 7/23/20		250,000	250,317
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.836%, 5/17/21 (k)§		600,000	598,691
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21 (k)(y)		260,000	265,850
3.875%, 9/12/23		800,000	860,948
Santander Holdings USA, Inc.
4.400%, 7/13/27		137,000	147,722
Santander UK Group Holdings plc
2.875%, 8/5/21		800,000	817,587
Santander UK plc
5.000%, 11/7/23§		280,000	305,404
Societe Generale SA
4.250%, 9/14/23§		800,000	861,856
4.250%, 8/19/26§		236,000	250,747
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22 (k)(m)(y)		200,000	206,500
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23 (k)§		800,000	830,366
5.200%, 1/26/24§		200,000	218,551
(ICE LIBOR USD 3 Month + 1.51%), 2.270%, 1/30/27 (k)(y)§		200,000	159,716
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	1,046,962
Truist Financial Corp.
Series Q (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.100%, 3/1/30 (k)(y)		286,000	292,612
UniCredit SpA
7.830%, 12/4/23§		1,600,000	1,838,602
US Bancorp
Series J (ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27 (k)(y)		171,000	172,568
Wells Fargo & Co.
3.069%, 1/24/23		318,000	329,812
(ICE LIBOR USD 3 Month + 1.23%), 1.990%, 10/31/23 (k)		1,600,000	1,608,568
3.750%, 1/24/24		314,000	343,068
(SOFR + 2.00%), 2.188%, 4/30/26 (k)		222,000	229,524
Wells Fargo Bank NA
3.550%, 8/14/23		100,000	108,606

			41,602,709

Capital Markets (1.0%)
Bank of New York Mellon Corp. (The)
1.600%, 4/24/25		122,000	126,090
Series E (ICE LIBOR USD 3 Month + 3.42%), 3.726%, 9/20/20 (k)(y)		309,000	292,005
Series G (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.700%, 9/20/25 (k)(y)		145,000	150,619
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	830,528
Charles Schwab Corp. (The)
Series G (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25 (k)(y)		150,000	159,412
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23 (k)(y)§		200,000	206,000
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23 (k)§		900,000	933,977
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (k)§		1,000,000	1,075,825
Deutsche Bank AG
3.150%, 1/22/21		800,000	804,874
3.300%, 11/16/22		1,100,000	1,123,878
3.950%, 2/27/23		1,000,000	1,038,980
(SOFR + 2.58%), 3.961%, 11/26/25 (k)		1,800,000	1,895,997

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	$234,000	$235,387
5.750%, 1/24/22	310,000	334,436
3.850%, 7/8/24	315,000	345,448
3.500%, 4/1/25	157,000	172,165
3.750%, 5/22/25	234,000	258,478
Series P (ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22 (k)(y)	81,000	76,383
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24 (m)	231,000	258,720
Morgan Stanley
5.000%, 11/24/25	185,000	216,159
(SOFR + 1.99%), 2.188%, 4/28/26 (k)	129,000	133,859
3.125%, 7/27/26	800,000	880,172
4.350%, 9/8/26	891,000	1,022,977
Series J (ICE LIBOR USD 3 Month + 3.81%), 5.550%, 10/15/20 (k)(y)	30,000	27,426
State Street Corp.
(SOFR + 2.60%), 2.901%, 3/30/26 (k)§	24,000	25,914
Stifel Financial Corp.
4.000%, 5/15/30	900,000	939,399
UBS AG
1.750%, 4/21/22§	307,000	312,041
7.625%, 8/17/22	960,000	1,063,006
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25 (k)(m)(y)	200,000	219,500
4.125%, 9/24/25§	220,000	248,324

		15,407,979

Consumer Finance (0.7%)
AerCap Ireland Capital DAC
3.300%, 1/23/23	800,000	779,213
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 2.969%, 1/15/67 (k)§	1,070,000	344,181
American Express Co.
Series C (ICE LIBOR USD 3 Month + 3.29%), 3.598%, 9/15/20 (k)(y)	125,000	105,625
Capital One Financial Corp.
2.600%, 5/11/23	144,000	150,343
3.300%, 10/30/24	398,000	427,892
Ford Motor Credit Co. LLC
3.200%, 1/15/21	1,700,000	1,674,500
4.063%, 11/1/24	200,000	190,500
5.125%, 6/16/25	900,000	900,360
General Motors Financial Co., Inc.
3.200%, 7/13/20	1,100,000	1,100,466
3.550%, 7/8/22	800,000	817,638
5.200%, 3/20/23	173,000	184,901
5.100%, 1/17/24	243,000	258,958
4.300%, 7/13/25	70,000	71,905
5.250%, 3/1/26	47,000	51,072
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§	800,000	812,872
3.350%, 6/8/25§	168,000	171,822
LeasePlan Corp. NV
2.875%, 10/24/24§	800,000	818,808
Navient Corp.
6.625%, 7/26/21	260,000	254,800
Springleaf Finance Corp.
6.125%, 5/15/22	700,000	712,866
Synchrony Financial
4.500%, 7/23/25	326,000	346,943

		10,175,665

Diversified Financial Services (0.4%)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A 5.125%, 11/30/22§	201,746	180,416
GE Capital Funding LLC
3.450%, 5/15/25§	924,000	964,555
4.050%, 5/15/27§	900,000	942,402
4.400%, 5/15/30§	900,000	929,782
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	365,000	381,341
NTT Finance Corp.
1.900%, 7/21/21 (m)	600,000	605,873
Petronas Capital Ltd.
4.550%, 4/21/50§	307,000	390,163
Private Export Funding Corp.
Series II 2.050%, 11/15/22	79,000	82,082
Shell International Finance BV
2.375%, 4/6/25	110,000	116,925
Synchrony Bank
3.650%, 5/24/21	1,000,000	1,016,597
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53 (k)	91,000	90,204
Waha Aerospace BV
3.925%, 7/28/20§	55,750	55,890

		5,756,230

Insurance (0.3%)
Alleghany Corp.
3.625%, 5/15/30	328,000	346,773
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.000%, 2/12/23 (k)§	1,155,445	1,141,002
Assurant, Inc.
4.200%, 9/27/23	1,000,000	1,061,227
Jackson National Life Global Funding
2.375%, 9/15/22§	900,000	921,073
MetLife Capital Trust IV
7.875%, 12/15/37§	192,000	242,400
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	100,000	161,346

		3,873,821

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§		$1,000,000	$1,057,415
4.000%, 9/14/26§		435,000	468,912

			1,526,327

Total Financials			78,342,731

Health Care (0.6%)
Biotechnology (0.2%)
AbbVie, Inc.
3.450%, 3/15/22§		1,000,000	1,040,229
2.950%, 11/21/26§		1,050,000	1,134,541
Biogen, Inc.
4.050%, 9/15/25		360,000	413,046
Gilead Sciences, Inc.
2.550%, 9/1/20		414,000	415,445

			3,003,261

Health Care Equipment & Supplies (0.0%)
Becton Dickinson and Co.
3.734%, 12/15/24		90,000	99,295
Zimmer Biomet Holdings, Inc.
3.050%, 1/15/26		56,000	59,896

			159,191

Health Care Providers & Services (0.2%)
Centene Corp.
4.250%, 12/15/27		53,000	54,691
Cigna Corp.
3.750%, 7/15/23		70,000	75,857
4.125%, 11/15/25		124,000	141,741
3.400%, 3/1/27§		318,000	352,589
4.375%, 10/15/28		165,000	194,883
CVS Health Corp.
3.700%, 3/9/23		900,000	964,944
4.100%, 3/25/25		662,000	747,162
3.625%, 4/1/27		53,000	59,395
HCA, Inc.
5.250%, 6/15/26		47,000	54,109

			2,645,371

Pharmaceuticals (0.2%)
Bayer US Finance II LLC
3.875%, 12/15/23§		400,000	438,303
4.250%, 12/15/25§		1,000,000	1,148,826
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		409,000	454,303
Teva Pharmaceutical Finance Netherlands II BV
1.250%, 3/31/23 (m)	EUR	600,000	627,545
Zoetis, Inc.
3.450%, 11/13/20		$152,000	153,148

			2,822,125

Total Health Care			8,629,948

Industrials (0.8%)
Aerospace & Defense (0.1%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	212,400
Leidos, Inc.
2.950%, 5/15/23§		87,000	90,452
Raytheon Technologies Corp.
2.800%, 3/15/22§		800,000	824,903
Textron, Inc.
3.875%, 3/1/25		100,000	107,812

			1,235,567

Airlines (0.0%)
Southwest Airlines Co.
4.750%, 5/4/23		188,000	193,127

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§		1,100,000	1,096,218
CRH America Finance, Inc.
4.500%, 4/4/48§		1,000,000	1,088,610

			2,184,828

Industrial Conglomerates (0.1%)
Alfa SAB de CV
5.250%, 3/25/24§		235,000	248,880
General Electric Co.
0.875%, 5/17/25	EUR	310,000	335,507
3.450%, 5/1/27		$236,000	240,575

			824,962

Machinery (0.1%)
CNH Industrial Capital LLC 4.875%, 4/1/21		600,000	614,115
3.875%, 10/15/21		500,000	512,135
Komatsu Finance America, Inc. 2.437%, 9/11/22 (m)		1,000,000	1,023,322

			2,149,572

Road & Rail (0.2%)
Empresa de Transporte de Pasajeros Metro SA
3.650%, 5/7/30§		375,000	403,406
Lima Metro Line 2 Finance Ltd. 4.350%, 4/5/36§		200,000	214,500
Penske Truck Leasing Co. LP 3.375%, 2/1/22§		800,000	821,397
4.875%, 7/11/22§		750,000	798,381
Rumo Luxembourg Sarl 5.875%, 1/18/25 (x)§		255,000	269,025

			2,506,709

Trading Companies & Distributors (0.1%)
Aircastle Ltd. 5.125%, 3/15/21		900,000	901,605
Mitsubishi Corp. 2.625%, 7/14/22 (m)		800,000	823,597

			1,725,202

See Notes to Financial Statements.

1308

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Transportation Infrastructure (0.1%)
Central Nippon Expressway Co. Ltd.
(ICE LIBOR USD 3 Month + 1.00%), 1.371%, 5/28/21 (k)(m)	$1,600,000	$1,606,416

Total Industrials		12,426,383

Information Technology (0.9%)
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc. 3.500%, 4/1/22	800,000	820,964

IT Services (0.1%)
Fiserv, Inc. 2.250%, 6/1/27	900,000	944,640
Mastercard, Inc. 3.300%, 3/26/27	127,000	143,482
PayPal Holdings, Inc. 2.400%, 10/1/24	1,000,000	1,060,340

		2,148,462

Semiconductors & Semiconductor Equipment (0.4%)
Analog Devices, Inc. 2.950%, 4/1/25	27,000	29,299
Broadcom Corp. 3.875%, 1/15/27	1,089,000	1,172,435
Broadcom, Inc. 4.700%, 4/15/25§	88,000	99,169
4.250%, 4/15/26§	147,000	163,586
4.110%, 9/15/28§	1,054,000	1,155,711
4.150%, 11/15/30§	299,000	324,901
KLA Corp. 4.650%, 11/1/24	312,000	358,572
Lam Research Corp. 2.800%, 6/15/21	133,000	135,962
Microchip Technology, Inc. 3.922%, 6/1/21	900,000	917,137
Micron Technology, Inc. 4.975%, 2/6/26	700,000	803,449
NXP BV 4.625%, 6/15/22§	800,000	852,207
2.700%, 5/1/25§	39,000	40,827

		6,053,255

Software (0.1%)
Infor, Inc. 1.750%, 7/15/25§	119,000	118,195
Oracle Corp. 2.500%, 4/1/25	304,000	325,592
VMware, Inc. 2.950%, 8/21/22	800,000	826,239

		1,270,026

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC 4.420%, 6/15/21§	1,000,000	1,027,486
5.450%, 6/15/23§	860,000	940,678
6.020%, 6/15/26§	190,000	217,051
Seagate HDD Cayman 4.091%, 6/1/29§	84,000	87,991

		2,273,206

Total Information Technology		12,565,913

Materials (0.4%)
Chemicals (0.2%)
Alpek SAB de CV 4.250%, 9/18/29§	200,000	198,563
Braskem Netherlands Finance BV
4.500%, 1/31/30§	420,000	382,528
DuPont de Nemours, Inc. 4.205%, 11/15/23	230,000	251,763
4.493%, 11/15/25	230,000	264,232
Eastman Chemical Co. 3.800%, 3/15/25	110,000	119,735
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	800,000	803,491
LYB International Finance BV 4.000%, 7/15/23	345,000	370,781
Orbia Advance Corp. SAB de CV
4.875%, 9/19/22§	225,000	235,688
Syngenta Finance NV 4.441%, 4/24/23§	700,000	731,556

		3,358,337

Construction Materials (0.1%)
Cemex SAB de CV 7.375%, 6/5/27§	205,000	206,765
Inversiones CMPC SA 4.375%, 5/15/23 (m)	205,000	214,545
4.375%, 4/4/27 (m)	201,000	212,432

		633,742

Metals & Mining (0.1%)
Corp. Nacional del Cobre de Chile
3.750%, 1/15/31§	385,000	418,687
Glencore Funding LLC 4.125%, 5/30/23§	137,000	146,185
GUSAP III LP 4.250%, 1/21/30§	250,000	246,250
Indonesia Asahan Aluminium Persero PT
4.750%, 5/15/25§	299,000	321,030

		1,132,152

Total Materials		5,124,231

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)
3.375%, 5/15/24	1,000,000	1,086,807
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30	900,000	945,137
Boston Properties LP (REIT) 3.400%, 6/21/29	800,000	883,342
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	800,000	812,620
Crown Castle International Corp. (REIT)
2.250%, 9/1/21	500,000	508,385
4.875%, 4/15/22	656,000	703,737
3.700%, 6/15/26	800,000	889,569
EPR Properties (REIT) 4.500%, 4/1/25	800,000	757,838
GLP Capital LP (REIT) 5.250%, 6/1/25	600,000	652,440
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	800,000	860,931

See Notes to Financial Statements.

1309

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Host Hotels & Resorts LP (REIT)
Series D 3.750%, 10/15/23		$12,000	$12,185
Kilroy Realty LP (REIT) 4.375%, 10/1/25		1,700,000	1,801,351
Mid-America Apartments LP (REIT)
3.600%, 6/1/27		800,000	884,985
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		900,000	855,369
Scentre Group Trust 1 (REIT) 4.375%, 5/28/30§		900,000	988,576
Service Properties Trust (REIT) 4.950%, 10/1/29		800,000	682,000
Spirit Realty LP (REIT) 3.400%, 1/15/30		800,000	739,882
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		800,000	861,887
Washington Prime Group LP (REIT)
6.450%, 8/15/24 (e)(x)		400,000	229,420
Welltower, Inc. (REIT) 4.000%, 6/1/25		230,000	255,036
2.750%, 1/15/31		700,000	699,022

			16,110,519

Real Estate Management & Development (0.1%)
Celulosa Arauco y Constitucion SA
4.200%, 1/29/30§		205,000	209,036
CPI Property Group SA 2.125%, 10/4/24 (m)	EUR	700,000	787,187
Tesco Property Finance 5 plc 5.661%, 10/13/41 (m)	GBP	489,996	815,720

			1,811,943

Total Real Estate			17,922,462

Utilities (1.0%)
Electric Utilities (0.8%)
Avangrid, Inc. 3.800%, 6/1/29		$900,000	1,037,331
Duke Energy Corp. 3.050%, 8/15/22		600,000	628,921
3.750%, 4/15/24		600,000	657,184
Edison International 3.550%, 11/15/24		600,000	633,121
Electricite de France SA 2.350%, 10/13/20§		900,000	903,490
Enel Chile SA 4.875%, 6/12/28		226,000	253,049
Enel Finance International NV 4.250%, 9/14/23§		800,000	872,185
Entergy Arkansas LLC 3.750%, 2/15/21		1,530,000	1,549,193
Kentucky Utilities Co. 3.300%, 6/1/50		133,000	141,385
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22		900,000	935,391
1.950%, 9/1/22		800,000	820,861
2.750%, 5/1/25		62,000	67,033
Series H 3.342%, 9/1/20		1,000,000	1,004,645
Pacific Gas and Electric Co. 3.500%, 6/15/25 (h)		700,000	769,125
PacifiCorp 2.700%, 9/15/30		76,000	83,076
Southern Co. (The) 2.350%, 7/1/21		1,000,000	1,017,287
Terraform Global Operating LLC
6.125%, 3/1/26§		26,000	25,610

			11,398,887

Gas Utilities (0.2%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		800,000	854,146
SGSP Australia Assets Pty. Ltd. 3.300%, 4/9/23 (e)(m)		1,000,000	1,050,513

			1,904,659

Independent Power and Renewable Electricity Producers (0.0%)
Colbun SA 3.150%, 3/6/30§		260,000	261,219

Multi-Utilities (0.0%)
Berkshire Hathaway Energy Co. 6.125%, 4/1/36		229,000	327,621

Total Utilities			13,892,386

Total Corporate Bonds			187,983,955

Foreign Government Securities (0.7%)
Arab Republic of Egypt 6.125%, 1/31/22§		210,000	215,053
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 29.794%, 4/3/22 (k)(r)	ARS	150,000	1,035
Federative Republic of Brazil 2.875%, 6/6/25 (x)		$223,000	219,878
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	831,025
Japan Government Bond CPI Linked
0.100%, 3/10/27 TIPS	JPY	171,063,236	1,576,063
Japan International Cooperation Agency
2.750%, 4/27/27		$900,000	996,861
Kingdom of Saudi Arabia 2.900%, 10/22/25§		331,000	350,860
Oriental Republic of Uruguay
4.375%, 1/23/31		64,430	75,262
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 29.222%, 4/12/25 (k)(m)(r)	ARS	240,000	1,475
Republic of Colombia 3.125%, 4/15/31		$235,000	233,355
Republic of Panama 9.375%, 4/1/29		190,000	288,266
Republic of Peru 2.392%, 1/23/26		91,000	94,526
State of Israel Government Bond
3.875%, 7/3/50		239,000	283,364

See Notes to Financial Statements.

1310

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
State of Qatar 3.400%, 4/16/25§	$272,000	$296,480
4.500%, 4/23/28§	900,000	1,060,875
5.103%, 4/23/48§	800,000	1,087,750
Tokyo Metropolitan Government
2.500%, 6/8/22§	1,400,000	1,449,869
United Arab Emirates Government Bond
2.125%, 9/30/24§	425,000	438,812
2.500%, 4/16/25§	381,000	395,764
3.875%, 4/16/50§	381,000	449,104
United Mexican States 3.900%, 4/27/25	278,000	298,016

Total Foreign Government Securities		10,643,693

Loan Participation (0.2%)
Financials (0.2%)
Consumer Finance (0.2%)
Delos Finance Sarl, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 2.058%, 10/6/23 (k)	2,100,000	1,974,000

Total Financials		1,974,000

Total Loan Participation		1,974,000

Mortgage-Backed Securities (8.8%)
FHLMC
4.150%, 11/1/31 (l)	2,324	2,416
5.500%, 1/1/35	51,321	59,966
5.500%, 7/1/35	36,298	42,049
4.000%, 7/1/44	374,982	410,475
4.000%, 2/1/46	492,003	538,726
4.000%, 8/1/48	471,290	508,516
4.500%, 10/1/48	423,452	461,821
4.000%, 11/1/48	185,709	200,319
4.500%, 11/1/48	918,068	1,001,254
5.000%, 11/1/48	247,895	276,287
4.000%, 12/1/48	326,954	352,678
FHLMC UMBS
4.000%, 7/1/48	101,736	107,931
4.000%, 9/1/48	389,764	413,498
3.500%, 9/1/49	742,642	802,437
3.500%, 10/1/49	743,754	797,700
3.500%, 11/1/49	282,878	302,207
3.500%, 1/1/50	787,308	855,313
FNMA
3.985%, 1/1/28 (l)	11,964	12,291
2.234%, 3/1/33 (l)	15,562	15,466
3.658%, 1/1/36 (l)	166,691	174,078
3.460%, 2/1/37 (l)	54,474	56,977
3.919%, 12/1/40 (l)	3,755	3,866
FNMA UMBS
9.000%, 8/1/26	546	605
2.500%, 5/1/30	12,882	13,531
2.500%, 8/1/31	451,741	474,213
2.500%, 11/1/31	727,482	763,444
2.500%, 12/1/31	242,592	254,585
2.500%, 1/1/32	567,998	596,077
2.500%, 2/1/32	22,911	24,036
5.500%, 4/1/33	45,876	52,974
5.500%, 7/1/33	44,931	51,879
5.500%, 4/1/34	23,945	27,740
5.500%, 5/1/34	17,033	19,734
5.500%, 11/1/34	70,336	81,871
5.500%, 2/1/35	260,058	301,942
4.500%, 8/1/35	14,236	15,850
5.000%, 10/1/35	20,772	23,837
5.000%, 7/1/36	24,494	28,090
4.500%, 7/1/37	7,239	8,051
4.500%, 8/1/37	8,905	9,935
4.500%, 4/1/38	62,930	70,641
4.500%, 2/1/39	313,851	352,652
4.500%, 3/1/39	328,896	368,600
4.500%, 4/1/39	181,420	202,099
4.500%, 5/1/39	3,386	3,772
4.500%, 6/1/39	30,786	34,295
4.500%, 7/1/39	348,054	388,379
5.000%, 12/1/39	65,577	75,050
4.500%, 1/1/40	31,657	35,265
4.000%, 12/1/40	226,329	247,750
4.500%, 3/1/41	13,455	14,947
4.500%, 5/1/41	3,411	3,806
4.500%, 7/1/41	2,903	3,220
3.500%, 2/1/42	119,882	131,220
4.500%, 9/1/42	115,233	128,368
3.500%, 11/1/42	1,255,125	1,374,619
4.500%, 11/1/42	45,476	50,660
3.500%, 1/1/43	195,679	214,308
3.500%, 4/1/43	760,532	833,403
4.000%, 10/1/43	858,123	940,143
3.000%, 5/1/45	101,734	107,945
3.000%, 8/1/45	830,743	879,120
3.500%, 9/1/47	659,717	696,137
3.500%, 11/1/47	466,822	492,593
3.500%, 12/1/47	866,900	914,757
3.500%, 3/1/48	1,688,416	1,825,418
3.500%, 4/1/48	1,508,307	1,615,140
3.500%, 5/1/48	1,290,386	1,394,284
4.000%, 8/1/48	293,042	316,106
4.000%, 9/1/48	550,908	594,268
4.500%, 9/1/48	1,212,005	1,321,367
4.000%, 12/1/48	308,491	332,675
4.000%, 6/1/49	758,454	821,467
3.500%, 10/1/49	783,684	838,213
3.500%, 11/1/49	578,404	618,288
3.500%, 1/1/50	798,686	863,680
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 7/25/50 TBA	4,000,000	4,170,625
3.500%, 7/25/50 TBA	22,400,000	23,558,501
2.000%, 8/25/50 TBA	4,000,000	4,083,906
2.000%, 9/25/50 TBA	6,400,000	6,519,500
2.500%, 9/25/50 TBA	18,500,000	19,213,262
3.000%, 9/25/50 TBA	25,000,000	26,240,235
GNMA 3.250%, 7/20/27 (l)	901	921
3.000%, 5/15/43	252,219	270,030
3.000%, 7/15/45	512,257	545,229
3.000%, 5/20/46	425,680	452,179
5.000%, 2/20/49	1,906,828	2,070,494
3.000%, 7/15/50 TBA	1,300,000	1,377,137
3.000%, 8/15/50 TBA	1,800,000	1,903,078
3.500%, 8/15/50 TBA	8,900,000	9,384,653

Total Mortgage-Backed Securities		129,039,070

See Notes to Financial Statements.

1311

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Municipal Bonds (0.2%)
City of Chicago General Obligation Bonds, Taxable
Series 2015 B 7.750%, 1/1/42	$100,000	$107,669
City of Chicago Taxable General Obligation Bonds,
Series 2008A 5.630%, 1/1/22	325,000	328,331
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B 5.841%, 8/1/21	255,000	267,898
New York State Dormitory Authority, St Personal Income Tax Revenue Anticipation Notes,
Series 2020B 5.000%, 3/31/21	75,000	77,638
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H 5.235%, 5/15/22	955,000	1,024,677
State of California 5.700%, 11/1/21	225,000	240,336
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable
Series 2020B 3.007%, 1/1/33	800,000	807,272

Total Municipal Bonds		2,853,821

U.S. Government Agency Securities (37.9%)
FFCB
2.230%, 4/5/21	4,000,000	4,061,503
2.540%, 4/5/21	50,000,000	50,886,610
2.700%, 8/27/21	4,300,000	4,423,694
2.850%, 9/20/21	3,500,000	3,610,545
3.000%, 10/19/21	5,000,000	5,180,605
1.950%, 11/2/21	5,450,000	5,575,934
2.550%, 3/1/22	4,370,000	4,538,686
FHLB
3.625%, 3/12/21	9,050,000	9,264,723
5.625%, 6/11/21	150,000	157,674
1.875%, 7/7/21	10,635,000	10,813,610
1.125%, 7/14/21	36,525,000	36,885,754
2.375%, 9/10/21	30,000,000	30,758,283
1.875%, 11/29/21	30,000,000	30,715,599
2.625%, 12/10/21	21,470,000	22,211,696
2.000%, 9/9/22	16,060,000	16,671,899
2.500%, 2/13/24	2,365,000	2,552,470
2.875%, 9/13/24	20,000,000	22,075,280
2.750%, 12/13/24	17,950,000	19,768,909
2.375%, 3/14/25	5,500,000	5,990,650
3.250%, 11/16/28	12,910,000	15,349,183
FHLMC
2.375%, 1/13/22	46,804,000	48,359,376
2.750%, 6/19/23	34,032,000	36,533,839
FNMA
1.375%, 2/26/21	40,097,000	40,392,824
2.500%, 4/13/21	11,000,000	11,198,443
2.750%, 6/22/21	2,327,000	2,385,446
2.875%, 9/12/23	18,290,000	19,809,535
2.500%, 2/5/24	3,545,000	3,822,659
1.625%, 1/7/25	30,000,000	31,581,366
1.875%, 9/24/26	25,816,000	27,790,199
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	7,191,000	7,494,710
Iraq Government AID Bonds 2.149%, 1/18/22	7,460,000	7,647,500
NCUA Guaranteed Notes 3.450%, 6/12/21	20,000	20,580
Resolution Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,157,000	4,156,557
Tennessee Valley Authority 3.875%, 2/15/21	818,000	836,520
1.875%, 8/15/22	850,000	875,587
Ukraine Government AID Bonds 1.471%, 9/29/21	11,300,000	11,452,761

Total U.S. Government Agency Securities		555,851,209

U.S. Treasury Obligations (35.9%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,347,000	6,124,864
4.250%, 5/15/39	200,000	308,962
4.375%, 11/15/39	200,000	314,413
4.625%, 2/15/40	200,000	324,314
4.375%, 5/15/40	1,000,000	1,579,588
3.750%, 8/15/41	94,000	138,488
3.000%, 5/15/42	1,010,500	1,345,591
2.875%, 5/15/43	1,900,000	2,482,231
3.625%, 8/15/43	627,300	916,269
3.750%, 11/15/43	421,000	626,605
3.625%, 2/15/44	1,055,000	1,544,603
3.375%, 5/15/44	1,000,000	1,414,325
3.125%, 8/15/44	4,359,100	5,944,144
3.000%, 11/15/44	483,700	647,596
3.000%, 5/15/45	400,000	536,968
2.875%, 8/15/45	2,700,000	3,557,210
3.000%, 5/15/47	5,900,000	8,040,694
3.000%, 2/15/48	1,500,000	2,053,348
2.875%, 5/15/49	4,200,000	5,681,655
1.250%, 5/15/50	725,000	696,707
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/25 TIPS	2,138,298	2,283,310
0.125%, 7/15/26 TIPS	1,262,686	1,341,125
0.750%, 7/15/28 TIPS	326,848	368,523
U.S. Treasury Notes
2.250%, 12/31/23	33,197,600	35,566,411
2.500%, 1/31/24	7,580,900	8,202,158
2.750%, 2/15/24	27,247,000	29,746,523
2.125%, 3/31/24	12,217,000	13,088,078
2.500%, 5/15/24	19,989,000	21,740,778
2.125%, 7/31/24#	10,000,000	10,766,424
2.125%, 9/30/24	4,700,000	5,072,863
2.000%, 2/15/25	59,940,800	64,700,430
0.375%, 4/30/25	16,577,000	16,649,478
2.125%, 5/15/25	30,428,000	33,124,316
2.250%, 11/15/25	23,230,500	25,591,239
1.500%, 8/15/26	10,635,000	11,330,682
2.000%, 11/15/26	10,469,300	11,494,241
2.250%, 2/15/27	12,748,000	14,237,764
2.250%, 8/15/27	26,294,000	29,530,124
2.250%, 11/15/27	11,532,000	12,985,244
2.750%, 2/15/28	11,215,000	13,082,474

See Notes to Financial Statements.

1312

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
2.875%, 5/15/28		$5,240,000	$6,184,348
3.125%, 11/15/28		12,759,300	15,425,685
2.625%, 2/15/29		9,196,800	10,776,619
2.375%, 5/15/29		36,097,500	41,658,237
1.625%, 8/15/29		1,173,000	1,279,909
1.750%, 11/15/29		3,249,400	3,587,581
1.500%, 2/15/30		27,612,000	29,851,029
0.625%, 5/15/30		11,652,000	11,621,400

Total U.S. Treasury Obligations			525,565,568

Total Long-Term Debt Securities (101.9%) (Cost $1,417,547,070)			1,493,370,052

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*		2	11

Total Consumer Staples			11

Financials (0.0%)
Diversified Financial Services (0.0%)
Jefferies Financial Group, Inc.		29	451

Total Financials			451

Total Common Stocks (0.0%) (Cost $—)			462

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.1%)
Argentina Treasury Bills
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 34.16%, 8/28/20 (k)(r)	ARS	224,000	1,647
Federative Republic of Brazil 0.00%, 4/1/21 (p)	BRL	13,500,000	2,442,455

Total Foreign Government Treasury Bills			2,444,102

Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $102,000. (xx)		$100,000	100,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $47,537, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $48,488. (xx)		47,537	47,537
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $111,120. (xx)		100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $472,589, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $482,040. (xx)		472,588	472,588
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 4/15/21-11/15/49; total market value $102,000. (xx)		100,000	100,000

Total Repurchase Agreements			820,125

U.S. Government Agency Securities (0.1%)
FHLB 0.10%, 7/10/20 (o)(p)		1,100,000	1,099,970
0.16%, 8/19/20 (o)(p)		100,000	99,978

Total U.S. Government Agency Securities			1,199,948

U.S. Treasury Obligations (3.6%)
U.S. Treasury Bills 0.11%, 7/7/20 (p)		21,500,000	21,499,527
0.13%, 7/16/20 (p)(v)		4,100,000	4,099,755
0.13%, 7/23/20 (p)		3,700,000	3,699,684
0.13%, 8/4/20 (p)		4,900,000	4,899,377
0.14%, 8/13/20 (p)		1,365,000	1,364,773
0.14%, 8/20/20 (p)		4,200,000	4,199,174
0.14%, 8/25/20 (p)		4,200,000	4,199,101
0.14%, 9/10/20 (p)		8,730,000	8,727,507

Total U.S. Treasury Obligations			52,688,898

Total Short-Term Investments (3.9%) (Cost $57,204,360)			57,153,073

Total Investments Before Securities Sold Short (105.8%) (Cost $1,474,751,430)			1,550,523,587

See Notes to Financial Statements.

1313

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Principal Amount		Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Security (-0.4%)
FNMA/FHLMC UMBS, 30 Year, Single Family 3.500%, 8/25/50 TBA	$(4,900,000)	$(5,152,656)

Total Securities Sold Short (-0.4%) (Proceeds Received $5,147,297)		(5,152,656)

Total Investments after Securities Sold Short (105.4%) (Cost $1,469,604,133)		1,545,370,931
Other Assets Less Liabilities (-5.4%)		(79,637,569)

Net Assets (100%)		$1,465,733,362

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $104,578,600 or 7.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $537,245.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $14,088,925 or 1.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2020.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $9,999.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $799,816. This was collateralized by cash of $820,125 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2020.

 Glossary:

ARM	—	Adjustable Rate Mortgage
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EUR	—	European Currency Unit
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MYR	—	Malaysian Ringgit
NCUA	—	National Credit Union Administration
PIK	—	Payment-in Kind Security
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

See Notes to Financial Statements.

1314

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	5	9/2020	EUR	991,601	5,474
U.S. Treasury 2 Year Note	132	9/2020	USD	29,149,313	1,822
U.S. Treasury 5 Year Note	473	9/2020	USD	59,476,055	129,785
U.S. Treasury 10 Year Note	168	9/2020	USD	23,380,875	48,312
U.S. Treasury 10 Year Ultra Note	46	9/2020	USD	7,244,281	41,671
U.S. Treasury Ultra Bond	54	9/2020	USD	11,780,438	(10,744)

					216,320

Short Contracts
Japan 10 Year Bond	(11)	9/2020	JPY	(15,479,972)	131
Japan 10 Year Bond Mini	(10)	9/2020	JPY	(1,406,622)	1,576
U.S. Treasury Long Bond	(36)	9/2020	USD	(6,428,250)	(23,159)

					(21,452)

					194,868

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	543,122	EUR	479,780	JPMorgan Chase Bank	8/6/2020	3,656
GBP	916,000	USD	1,122,237	JPMorgan Chase Bank	8/17/2020	13,110
USD	2,487,196	BRL	13,500,000	JPMorgan Chase Bank**	4/5/2021	31,842

Total unrealized appreciation						48,608

USD	1,674,562	AUD	2,484,000	JPMorgan Chase Bank	7/2/2020	(39,647)
USD	141,545	CAD	194,000	Bank of America	7/2/2020	(1,354)
USD	3,241,971	EUR	2,920,000	Barclays Bank plc	7/2/2020	(38,649)
USD	3,278,491	EUR	2,920,000	JPMorgan Chase Bank	8/4/2020	(4,622)
USD	1,595,546	JPY	173,554,716	Morgan Stanley	8/7/2020	(12,573)
USD	9,855,055	GBP	8,021,000	Goldman Sachs Bank USA	8/17/2020	(86,664)
USD	276,394	MYR	1,188,496	Goldman Sachs Bank USA**	9/17/2020	(153)

Total unrealized depreciation						(183,662)

Net unrealized depreciation						(135,054)

**	Non-deliverable forward.

Written Put Options Contracts as of June 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	17	EUR	(1,700,000)	EUR	171.50	7/24/2020	(573)
Euro-Bund	Exchange Traded	18	EUR	(1,800,000)	EUR	172.50	7/24/2020	(1,214)
U.S. Treasury 10 Year Note	Exchange Traded	25	USD	(2,500,000)	USD	135.50	7/24/2020	(781)

Total Written Options Contracts (Premiums Received ($31,545))								(2,568)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$25,327,885	$—	$25,327,885
Collateralized Mortgage Obligations	—	25,058,997	895,362	25,954,359
Commercial Mortgage-Backed Securities	—	28,176,492	—	28,176,492
Common Stocks
Consumer Staples	11	—	—	11
Financials	451	—	—	451
Corporate Bonds
Communication Services	—	12,113,048	—	12,113,048
Consumer Discretionary	—	5,861,601	—	5,861,601
Consumer Staples	—	8,987,664	—	8,987,664
Energy	—	12,117,588	—	12,117,588
Financials	—	78,037,139	305,592	78,342,731
Health Care	—	8,629,948	—	8,629,948
Industrials	—	12,426,383	—	12,426,383
Information Technology	—	12,565,913	—	12,565,913
Materials	—	5,124,231	—	5,124,231
Real Estate	—	17,922,462	—	17,922,462
Utilities	—	13,892,386	—	13,892,386
Foreign Government Securities	—	10,641,183	2,510	10,643,693
Forward Currency Contracts	—	48,608	—	48,608
Futures	228,771	—	—	228,771
Loan Participations
Financials	—	1,974,000	—	1,974,000
Mortgage-Backed Securities	—	129,039,070	—	129,039,070
Municipal Bonds	—	2,853,821	—	2,853,821
Short-Term Investments
Foreign Government Treasury Bills	—	2,442,455	1,647	2,444,102
Repurchase Agreements	—	820,125	—	820,125
U.S. Government Agency Securities	—	1,199,948	—	1,199,948
U.S. Treasury Obligations	—	52,688,898	—	52,688,898
U.S. Government Agency Securities	—	555,851,209	—	555,851,209
U.S. Treasury Obligations	—	525,565,568	—	525,565,568

Total Assets	$229,233	$1,549,366,622	$1,205,111	$1,550,800,966

Liabilities:
Forward Currency Contracts	$—	$(183,662)	$—	$(183,662)
Futures	(33,903)	—	—	(33,903)
Mortgage-Backed Securities	—	(5,152,656)	—	(5,152,656)
Options Written
Put Options	(2,568)	—	—	(2,568)

Total Liabilities	$(36,471)	$(5,336,318)	$—	$(5,372,789)

Total	$192,762	$1,544,030,304	$1,205,111	$1,545,428,177

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$228,771	*
Foreign exchange contracts	Receivables	48,608

Total		$277,379

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(36,471	)*
Foreign exchange contracts	Payables	(183,662)

Total		$(220,133)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$99,247	$2,658,819	$—	$2,758,066
Foreign exchange contracts	—	—	384,312	384,312

Total	$99,247	$2,658,819	$384,312	$3,142,378

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$29,167	$588,770	$—	$617,937
Foreign exchange contracts	—	—	483,137	483,137

Total	$29,167	$588,770	$483,137	$1,101,074

^ This Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $52,749,000 and option contracts and futures contracts with an average notional balance of approximately $15,000 and $210,555,000 respectively, during the six months ended June 30, 2020.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$48,608	$(44,269)	$—	$4,339

Total	$48,608	$(44,269)	$—	$4,339

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$1,354	$—	$—	$1,354
Barclays Bank plc	38,649	—	—	38,649
Goldman Sachs Bank USA	86,817	—	(9,999)	76,818
JPMorgan Chase Bank	44,269	(44,269)	—	—
Morgan Stanley	12,573	—	—	12,573

Total	$183,662	$(44,269)	$(9,999)	$129,394

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

The average amount of borrowings while outstanding for 108 days during the six months ended June 30, 2020, was approximately $16,272,000 at a weighted average interest rate of 1.73%.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,107,185,521
Long-term U.S. government debt securities	313,766,844

$1,420,952,365

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,260,635,943
Long-term U.S. government debt securities	507,000,440

$1,767,636,383

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,314,120
Aggregate gross unrealized depreciation	(7,063,274)

Net unrealized appreciation	$73,250,846

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,472,177,331

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,473,931,305)	$1,549,703,462
Repurchase Agreements (Cost $820,125)	820,125
Cash	5,417,693
Foreign cash (Cost $343,871)	339,217
Cash held as collateral at broker for futures	1,064,682
Cash held as collateral for forward foreign currency contracts	350,000
Receivable for forward settling transactions	129,518,583
Receivable for securities sold	18,576,872
Dividends, interest and other receivables	7,586,696
Due from Custodian	772,625
Receivable for Portfolio shares sold	141,977
Due from broker for futures variation margin	119,502
Unrealized appreciation on forward foreign currency contracts	48,608
Securities lending income receivable	805
Other assets	17,224

Total assets	1,714,478,071

LIABILITIES
Payable for forward settling transactions	220,721,941
Payable for securities purchased	19,992,245
Securities sold short (Proceeds received $5,147,297)	5,152,656
Payable for return of collateral on securities loaned	820,125
Investment management fees payable	479,276
Payable for Portfolio shares redeemed	382,059
Payable for return of cash collateral on forward foreign currency contracts	350,000
Unrealized depreciation on forward foreign currency contracts	183,662
Distribution fees payable – Class IB	182,648
Administrative fees payable	152,046
Payable for return of cash collateral on forward settling transactions	127,000
Distribution fees payable – Class IA	38,945
Options written, at value (Premiums received $31,545)	2,568
Accrued expenses	159,538

Total liabilities	248,744,709

NET ASSETS	$1,465,733,362

Net assets were comprised of:
Paid in capital	$1,359,059,808
Total distributable earnings (loss)	106,673,554

Net assets	$1,465,733,362

Class IA
Net asset value, offering and redemption price per share, $190,583,514 / 20,828,146 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.15

Class IB
Net asset value, offering and redemption price per share, $893,647,612 / 98,061,879 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.11

Class K
Net asset value, offering and redemption price per share, $381,502,236 / 41,656,319 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.16

(x)	Includes value of securities on loan of $799,816.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$16,773,183
Dividends	8
Securities lending (net)	4,187

Total income	16,777,378

EXPENSES
Investment management fees	2,997,311
Distribution fees – Class IB	1,129,090
Administrative fees	949,587
Distribution fees – Class IA	233,026
Custodian fees	104,654
Printing and mailing expenses	66,972
Professional fees	56,262
Interest expense	32,637
Trustees’ fees	25,101
Miscellaneous	31,398

Total expenses	5,626,038

NET INVESTMENT INCOME (LOSS)	11,151,340

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	30,731,012
Futures contracts	2,658,819
Forward foreign currency contracts	384,312
Foreign currency transactions	(53,871)
Options written	110,784
Securities sold short	66,812

Net realized gain (loss)	33,897,868

Change in unrealized appreciation (depreciation) on:
Investments in securities	38,828,694
Futures contracts	588,770
Forward foreign currency contracts	483,137
Foreign currency translations	7,217
Options written	22,450
Securities sold short	(5,359)

Net change in unrealized appreciation (depreciation)	39,924,909

NET REALIZED AND UNREALIZED GAIN (LOSS)	73,822,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,974,117

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,151,340	$29,536,769
Net realized gain (loss)	33,897,868	10,199,873
Net change in unrealized appreciation (depreciation)	39,924,909	49,902,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	84,974,117	89,638,883

Distributions to shareholders:
Class IA	—	(2,855,382)
Class IB	—	(14,343,561)
Class K	—	(9,206,443)

Total distributions to shareholders	—	(26,405,386)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,310,839 and 759,305 shares, respectively]	11,807,063	6,472,144
Capital shares issued in reinvestment of dividends [0 and 328,835 shares, respectively]	—	2,855,382
Capital shares repurchased [(1,563,295) and (1,688,614) shares, respectively]	(14,118,149)	(14,485,517)

Total Class IA transactions	(2,311,086)	(5,157,991)

Class IB
Capital shares sold [6,803,727 and 7,999,835 shares, respectively]	60,535,163	68,966,468
Capital shares issued in reinvestment of dividends [0 and 1,658,594 shares, respectively]	—	14,343,561
Capital shares repurchased [(13,843,301) and (19,968,395) shares, respectively]	(123,593,528)	(171,202,912)

Total Class IB transactions	(63,058,365)	(87,892,883)

Class K
Capital shares sold [2,071,168 and 16,294,663 shares, respectively]	18,366,077	137,353,176
Capital shares issued in reinvestment of dividends [0 and 1,060,762 shares, respectively]	—	9,206,443
Capital shares repurchased [(19,227,011) and (4,679,335) shares, respectively]	(172,881,880)	(40,380,557)

Total Class K transactions	(154,515,803)	106,179,062

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(219,885,254)	13,128,188

TOTAL INCREASE (DECREASE) IN NET ASSETS	(134,911,137)	76,361,685
NET ASSETS:
Beginning of period	1,600,644,499	1,524,282,814

End of period	$1,465,733,362	$1,600,644,499

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.67		$8.34	$8.48	$8.46	$8.47	$8.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.15	0.13	0.09	0.09	0.07
Net realized and unrealized gain (loss)	0.42		0.32	(0.12)	0.03	— #	(0.05)

Total from investment operations	0.48		0.47	0.01	0.12	0.09	0.02

Less distributions:
Dividends from net investment income	—		(0.14)	(0.15)	(0.10)	(0.10)	(0.09)

Net asset value, end of period	$9.15		$8.67	$8.34	$8.48	$8.46	$8.47

Total return (b)	5.54%		5.60%	0.08%	1.45%	1.09%	0.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$190,584		$182,842	$180,841	$208,996	$143,640	$152,879
Ratio of expenses to average net assets (a)(f)	0.80%		0.83%	0.84%	0.80%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets (a)(f)	1.37%		1.76%	1.58%	1.11%	1.04%	0.87%
Portfolio turnover rate^	87	%(z)	181%	204%	184%	129%	120%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.64		$8.31	$8.44	$8.43	$8.43	$8.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.15	0.13	0.09	0.09	0.07
Net realized and unrealized gain (loss)	0.41		0.32	(0.11)	0.02	0.01	(0.06)

Total from investment operations	0.47		0.47	0.02	0.11	0.10	0.01

Less distributions:
Dividends from net investment income	—		(0.14)	(0.15)	(0.10)	(0.10)	(0.09)

Net asset value, end of period	$9.11		$8.64	$8.31	$8.44	$8.43	$8.43

Total return (b)	5.44%		5.62%	0.20%	1.34%	1.20%	0.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$893,648		$907,886	$958,785	$1,062,882	$1,137,174	$1,269,949
Ratio of expenses to average net assets (a)(f)	0.80%		0.83%	0.84%	0.80%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets (a)(f)	1.37%		1.76%	1.58%	1.11%	1.04%	0.87%
Portfolio turnover rate^	87	%(z)	181%	204%	184%	129%	120%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.67		$8.34	$8.47	$8.46	$8.46	$8.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.17	0.15	0.12	0.11	0.10
Net realized and unrealized gain (loss)	0.42		0.32	(0.11)	0.01	0.01	(0.06)

Total from investment operations	0.49		0.49	0.04	0.13	0.12	0.04

Less distributions:
Dividends from net investment income	—		(0.16)	(0.17)	(0.12)	(0.12)	(0.12)

Net asset value, end of period	$9.16		$8.67	$8.34	$8.47	$8.46	$8.46

Total return (b)	5.65%		5.86%	0.45%	1.59%	1.46%	0.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$381,502		$509,918	$384,658	$412,848	$328,949	$307,098
Ratio of expenses to average net assets (a)(f)	0.55%		0.58%	0.59%	0.55%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets (a)(f)	1.63%		2.01%	1.83%	1.36%	1.30%	1.15%
Portfolio turnover rate^	87	%(z)	181%	204%	184%	129%	120%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1322

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Health Care	20.3%
Financials	16.0
Industrials	14.2
Information Technology	13.6
Consumer Discretionary	11.5
Real Estate	6.9
Repurchase Agreements	5.2
Materials	4.0
Utilities	3.6
Consumer Staples	3.3
Communication Services	2.5
Energy	2.2
Cash and Other	(3.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$867.82	$3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.65	3.25
Class IB
Actual	1,000.00	867.94	3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.65	3.25
Class K
Actual	1,000.00	869.53	1.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.89	1.99

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.65%, 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1323

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.8%)
Anterix, Inc.*	4,900	$222,166
ATN International, Inc.	6,300	381,591
Bandwidth, Inc., Class A*	11,100	1,409,700
Cincinnati Bell, Inc.*	20,167	299,480
Cogent Communications Holdings, Inc.	23,225	1,796,686
Consolidated Communications Holdings, Inc.*	37,941	256,861
IDT Corp., Class B*	1,100	7,183
Iridium Communications, Inc.*	67,800	1,724,832
Liberty Latin America Ltd., Class A*	24,300	236,196
Liberty Latin America Ltd., Class C*	63,500	599,440
Ooma, Inc.*	7,000	115,360
ORBCOMM, Inc.*	46,600	179,410
Vonage Holdings Corp.*	128,100	1,288,686

		8,517,591

Entertainment (0.3%)
AMC Entertainment Holdings, Inc., Class A (x)	103,856	445,542
Cinemark Holdings, Inc.	61,700	712,635
Eros International plc*	76,100	240,476
Glu Mobile, Inc.*	62,400	578,448
IMAX Corp.*	34,100	382,261
Liberty Media Corp.-Liberty Braves, Class A*	9,900	198,792
Liberty Media Corp.-Liberty Braves, Class C*	18,100	357,294
LiveXLive Media, Inc. (x)*	4,900	17,738
Marcus Corp. (The)	19,700	261,419

		3,194,605

Interactive Media & Services (0.4%)
Cargurus, Inc.*	49,800	1,262,430
Cars.com, Inc.*	41,200	237,312
DHI Group, Inc.*	3,700	7,770
Eventbrite, Inc., Class A (x)*	20,700	177,399
EverQuote, Inc., Class A*	8,800	511,808
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	89,886
Meet Group, Inc. (The)*	59,400	370,656
QuinStreet, Inc.*	24,700	258,362
TrueCar, Inc.*	63,100	162,798
Yelp, Inc.*	44,500	1,029,285

		4,107,706

Media (0.8%)
AMC Networks, Inc., Class A*	22,300	521,597
Boston Omaha Corp., Class A*	7,700	123,200
Cardlytics, Inc.*	14,900	1,042,702
Central European Media Enterprises Ltd., Class A*	60,800	215,232
comScore, Inc.*	4,800	14,880
Daily Journal Corp. (x)*	700	189,000
Emerald Holding, Inc.	14,100	43,428
Entercom Communications Corp., Class A (x)	71,600	98,808
Entravision Communications Corp., Class A	40,900	58,487
EW Scripps Co. (The), Class A	34,312	300,230
Fluent, Inc.*	10,500	18,690
Gannett Co., Inc. (x)	60,789	83,889
Gray Television, Inc.*	65,000	906,750
Hemisphere Media Group, Inc.*	8,700	85,521
iHeartMedia, Inc., Class A (x)*	10,600	88,510
Loral Space & Communications, Inc.	11,496	224,402
Meredith Corp. (x)	21,500	312,825
MSG Networks, Inc., Class A*	33,700	335,315
National CineMedia, Inc.	52,723	156,587
Saga Communications, Inc., Class A	2,100	53,760
Scholastic Corp.	14,860	444,908
Sinclair Broadcast Group, Inc., Class A	30,000	553,800
TechTarget, Inc.*	15,100	453,453
TEGNA, Inc.	121,100	1,349,054
Tribune Publishing Co.	17,400	173,826
WideOpenWest, Inc.*	32,900	173,383

		8,022,237

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	22,500	299,700
Gogo, Inc. (x)*	63,600	200,976
Shenandoah Telecommunications Co.	26,848	1,323,338
Spok Holdings, Inc.	14,400	134,640

		1,958,654

Total Communication Services		25,800,793

Consumer Discretionary (11.5%)
Auto Components (1.3%)
Adient plc*	49,600	814,432
American Axle & Manufacturing Holdings, Inc.*	62,275	473,290
Cooper Tire & Rubber Co.	33,322	920,020
Cooper-Standard Holdings, Inc.*	10,800	143,100
Dana, Inc.	85,565	1,043,037
Dorman Products, Inc.*	15,200	1,019,464
Fox Factory Holding Corp.*	20,100	1,660,461
Gentherm, Inc.*	22,600	879,140
Goodyear Tire & Rubber Co. (The)	133,300	1,192,369
LCI Industries	13,370	1,537,283
Modine Manufacturing Co.*	36,600	202,032
Motorcar Parts of America, Inc.*	12,100	213,807
Standard Motor Products, Inc.	12,800	527,360
Stoneridge, Inc.*	13,300	274,778
Tenneco, Inc., Class A*	28,997	219,217
Visteon Corp.*	16,000	1,096,000
Workhorse Group, Inc. (x)*	40,800	709,512
XPEL, Inc. (m)(x)*	2,100	32,844

		12,958,146

Automobiles (0.1%)
Winnebago Industries, Inc.	17,346	1,155,591

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	638,848
Funko, Inc., Class A (x)*	24,300	140,940
Greenlane Holdings, Inc., Class A (x)*	10,600	42,188
Weyco Group, Inc.	2,900	62,611

		884,587

See Notes to Financial Statements.

1324

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.*	36,000	$1,121,400
American Public Education, Inc.*	9,407	278,447
Aspen Group, Inc.*	1,700	15,385
Carriage Services, Inc.	9,700	175,764
Collectors Universe, Inc.	2,300	78,844
Franchise Group, Inc.	1,800	39,384
Houghton Mifflin Harcourt Co.*	79,400	143,714
K12, Inc.*	17,584	478,988
Laureate Education, Inc., Class A*	59,700	594,911
OneSpaWorld Holdings Ltd. (x)	33,600	160,272
Perdoceo Education Corp.*	38,600	614,898
Regis Corp.*	24,452	200,017
Strategic Education, Inc.	12,664	1,945,824
Universal Technical Institute, Inc.*	2,600	18,070
Vivint Smart Home, Inc. (x)*	40,200	696,666
WW International, Inc.*	26,600	675,108

		7,237,692

Hotels, Restaurants & Leisure (2.7%)
Accel Entertainment, Inc.*	6,000	57,780
BBX Capital Corp.	8,400	21,336
Biglari Holdings, Inc., Class B*	691	47,665
BJ’s Restaurants, Inc.	12,134	254,086
Bloomin’ Brands, Inc.	59,800	637,468
Bluegreen Vacations Corp. (x)	7,000	37,940
Boyd Gaming Corp.	46,700	976,030
Brinker International, Inc.	21,400	513,600
Carrols Restaurant Group, Inc.*	24,600	119,064
Century Casinos, Inc.*	9,500	39,425
Cheesecake Factory, Inc. (The) (x)	25,721	589,525
Churchill Downs, Inc.	21,879	2,913,189
Chuy’s Holdings, Inc.*	13,600	202,368
Cracker Barrel Old Country Store, Inc.	13,701	1,519,578
Dave & Buster’s Entertainment, Inc. (x)	24,100	321,253
Del Taco Restaurants, Inc.*	18,500	109,705
Denny’s Corp.*	40,100	405,010
Dine Brands Global, Inc.	11,281	474,930
El Pollo Loco Holdings, Inc.*	16,600	245,016
Eldorado Resorts, Inc. (x)*	46,665	1,869,400
Everi Holdings, Inc.*	36,800	189,888
Fiesta Restaurant Group, Inc.*	13,100	83,578
Golden Entertainment, Inc.*	7,700	68,684
Hilton Grand Vacations, Inc.*	49,100	959,905
International Game Technology plc	57,300	509,970
Jack in the Box, Inc.	14,239	1,054,968
Lindblad Expeditions Holdings, Inc.*	15,400	118,888
Marriott Vacations Worldwide Corp.	23,680	1,946,733
Monarch Casino & Resort, Inc.*	5,800	197,664
Nathan’s Famous, Inc.	1,300	73,112
Noodles & Co.*	11,700	70,785
Papa John’s International, Inc.	18,642	1,480,361
Penn National Gaming, Inc.*	77,204	2,357,810
PlayAGS, Inc.*	6,800	22,984
RCI Hospitality Holdings, Inc.	1,000	13,860
Red Robin Gourmet Burgers, Inc. (x)*	3,500	35,700
Red Rock Resorts, Inc., Class A	38,900	424,399
Ruth’s Hospitality Group, Inc.	33,200	270,912
Scientific Games Corp., Class A*	31,300	483,898
SeaWorld Entertainment, Inc.*	28,400	420,604
Shake Shack, Inc., Class A*	20,200	1,070,196
Target Hospitality Corp. (x)*	8,000	13,520
Texas Roadhouse, Inc.	39,618	2,082,718
Twin River Worldwide Holdings, Inc.	15,200	338,808
Wingstop, Inc.	16,600	2,306,902

		27,951,215

Household Durables (2.0%)
Beazer Homes USA, Inc.*	18,100	182,267
Casper Sleep, Inc. (x)*	3,100	27,807
Cavco Industries, Inc.*	4,900	944,965
Century Communities, Inc.*	15,000	459,900
Ethan Allen Interiors, Inc.	15,154	179,272
GoPro, Inc., Class A*	57,100	271,796
Green Brick Partners, Inc.*	16,700	197,895
Hamilton Beach Brands Holding Co., Class A	3,800	45,220
Helen of Troy Ltd.*	14,198	2,677,175
Hooker Furniture Corp.	7,400	143,930
Installed Building Products, Inc.*	11,100	763,458
iRobot Corp. (x)*	15,900	1,334,010
KB Home	47,900	1,469,572
La-Z-Boy, Inc.	28,209	763,335
Legacy Housing Corp.*	2,000	28,440
LGI Homes, Inc.*	11,300	994,739
Lifetime Brands, Inc.	5,600	37,632
Lovesac Co. (The) (x)*	10,900	285,907
M.D.C. Holdings, Inc.	27,847	994,138
M/I Homes, Inc.*	12,300	423,612
Meritage Homes Corp.*	21,939	1,669,996
Purple Innovation, Inc. (x)*	9,900	178,200
Skyline Champion Corp.*	28,500	693,690
Sonos, Inc.*	39,500	577,885
Taylor Morrison Home Corp., Class A*	71,320	1,375,763
TopBuild Corp.*	21,800	2,480,186
TRI Pointe Group, Inc.*	85,601	1,257,479
Tupperware Brands Corp. (x)	71,300	338,675
Turtle Beach Corp.*	8,900	131,008
Universal Electronics, Inc.*	5,900	276,238

		21,204,190

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	12,700	254,254
Duluth Holdings, Inc., Class B (x)*	17,000	125,290
Groupon, Inc.*	12,315	223,148
Lands’ End, Inc.*	6,900	55,476
Liquidity Services, Inc.*	12,400	73,904
Overstock.com, Inc. (x)*	23,200	659,576
PetMed Express, Inc.	11,700	416,988
Quotient Technology, Inc.*	62,500	457,500
RealReal, Inc. (The)*	42,900	548,691
Rubicon Project, Inc. (The)*	44,423	296,301
Shutterstock, Inc.	10,900	381,173
Stamps.com, Inc.*	9,300	1,708,317
Stitch Fix, Inc., Class A (x)*	32,400	808,056
US Auto Parts Network, Inc.*	12,400	107,384
Waitr Holdings, Inc. (x)*	47,200	124,136

		6,240,194

See Notes to Financial Statements.

1325

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.6%)
Acushnet Holdings Corp.	19,900	$692,321
Callaway Golf Co.	52,763	923,880
Clarus Corp.	6,411	74,240
Johnson Outdoors, Inc., Class A	2,800	254,856
Malibu Boats, Inc., Class A*	8,700	451,965
Marine Products Corp.	1,900	26,315
MasterCraft Boat Holdings, Inc.*	4,200	80,010
Nautilus, Inc.*	15,400	142,758
Smith & Wesson Brands, Inc.*	29,835	642,049
Sturm Ruger & Co., Inc.	10,600	805,600
Vista Outdoor, Inc.*	28,000	404,600
YETI Holdings, Inc.*	42,800	1,828,844

		6,327,438

Multiline Retail (0.2%)
Big Lots, Inc.	25,600	1,075,200
Dillard’s, Inc., Class A (x)	8,700	224,373
Macy’s, Inc. (x)	180,100	1,239,088

		2,538,661

Specialty Retail (2.4%)
Aaron’s, Inc.	37,200	1,688,880
Abercrombie & Fitch Co., Class A	39,300	418,152
American Eagle Outfitters, Inc.	94,800	1,033,320
America’s Car-Mart, Inc.*	2,900	254,823
Asbury Automotive Group, Inc.*	11,442	884,810
At Home Group, Inc. (x)*	51,600	334,884
Bed Bath & Beyond, Inc. (x)	75,100	796,060
Boot Barn Holdings, Inc.*	15,600	336,336
Buckle, Inc. (The)	11,389	178,579
Caleres, Inc.	27,663	230,709
Camping World Holdings, Inc., Class A (x)	18,900	513,324
Cato Corp. (The), Class A	18,023	147,428
Chico’s FAS, Inc.	50,500	69,690
Children’s Place, Inc. (The) (x)	11,390	426,214
Citi Trends, Inc.	2,500	50,550
Conn’s, Inc.*	9,900	99,891
Container Store Group, Inc. (The) (x)*	9,400	30,456
Designer Brands, Inc., Class A	38,100	257,937
Express, Inc. (x)*	54,600	84,084
GameStop Corp., Class A (x)*	47,600	206,584
Genesco, Inc.*	13,757	297,976
Group 1 Automotive, Inc.	11,937	787,484
GrowGeneration Corp.*	10,100	69,084
Guess?, Inc. (x)	35,400	342,318
Haverty Furniture Cos., Inc.	11,400	182,400
Hibbett Sports, Inc.*	10,455	218,928
Hudson Ltd., Class A*	39,300	191,391
Lithia Motors, Inc., Class A	13,600	2,058,088
Lumber Liquidators Holdings, Inc. (x)*	15,000	207,900
MarineMax, Inc.*	10,000	223,900
Michaels Cos., Inc. (The) (x)*	48,300	341,481
Monro, Inc.	17,604	967,164
Murphy USA, Inc.*	17,400	1,959,066
National Vision Holdings, Inc.*	44,592	1,360,948
Office Depot, Inc.	313,000	735,550
OneWater Marine, Inc., Class A (x)*	900	21,852
Rent-A-Center, Inc.	27,603	767,915
RH*	9,443	2,350,363
Sally Beauty Holdings, Inc.*	68,400	857,052
Shoe Carnival, Inc. (x)	7,600	222,452
Signet Jewelers Ltd.	33,000	338,910
Sleep Number Corp.*	16,700	695,388
Sonic Automotive, Inc., Class A	14,825	473,066
Sportsman’s Warehouse Holdings, Inc.*	14,700	209,475
Tilly’s, Inc., Class A	2,700	15,309
Urban Outfitters, Inc.*	39,800	605,756
Winmark Corp.	1,200	205,488
Zumiez, Inc.*	8,500	232,730

		24,982,145

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	42,834	1,577,148
Deckers Outdoor Corp.*	16,200	3,181,518
Fossil Group, Inc.*	41,000	190,650
G-III Apparel Group Ltd.*	24,200	321,618
Kontoor Brands, Inc. (x)	25,000	445,250
Movado Group, Inc.	7,800	84,552
Oxford Industries, Inc.	8,700	382,887
Rocky Brands, Inc.	400	8,224
Steven Madden Ltd.	48,310	1,192,774
Superior Group of Cos., Inc.	500	6,700
Unifi, Inc.*	11,500	148,120
Vera Bradley, Inc.*	18,100	80,364
Wolverine World Wide, Inc.	44,780	1,066,212

		8,686,017

Total Consumer Discretionary		120,165,876

Consumer Staples (3.3%)
Beverages (0.3%)
Celsius Holdings, Inc. (x)*	14,000	164,780
Coca-Cola Consolidated, Inc.	2,600	595,894
Craft Brew Alliance, Inc. (x)*	15,000	230,850
MGP Ingredients, Inc.	7,100	260,605
National Beverage Corp.*	5,400	329,508
New Age Beverages Corp. (x)*	54,500	83,385
Primo Water Corp.	90,100	1,238,875

		2,903,897

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	18,909	260,188
BJ’s Wholesale Club Holdings, Inc.*	78,966	2,943,063
Chefs’ Warehouse, Inc. (The)*	24,900	338,142
HF Foods Group, Inc. (x)*	6,500	58,825
Ingles Markets, Inc., Class A	6,800	292,876
Natural Grocers by Vitamin Cottage, Inc.	15,000	223,200
Performance Food Group Co.*	75,600	2,202,984
PriceSmart, Inc.	11,452	690,899
Rite Aid Corp. (x)*	29,394	501,462
SpartanNash Co.	20,870	443,488
United Natural Foods, Inc.*	28,488	518,766
Village Super Market, Inc., Class A	6,400	177,408
Weis Markets, Inc.	6,851	343,372

		8,994,673

See Notes to Financial Statements.

1326

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.3%)
Alico, Inc.	1,500	$46,740
B&G Foods, Inc. (x)	37,700	919,126
Bridgford Foods Corp.*	100	1,656
Calavo Growers, Inc.	8,900	559,899
Cal-Maine Foods, Inc.*	17,384	773,240
Darling Ingredients, Inc.*	94,299	2,321,641
Farmer Bros Co.*	8,217	60,313
Fresh Del Monte Produce, Inc.	18,504	455,569
Freshpet, Inc.*	22,300	1,865,618
Hostess Brands, Inc.*	68,900	841,958
J & J Snack Foods Corp.	8,603	1,093,699
John B Sanfilippo & Son, Inc.	3,700	315,721
Lancaster Colony Corp.	10,737	1,664,128
Landec Corp.*	18,300	145,668
Limoneira Co.	10,400	150,696
Sanderson Farms, Inc.	11,493	1,331,924
Seneca Foods Corp., Class A*	6,900	233,289
Simply Good Foods Co. (The)*	47,700	886,266
Tootsie Roll Industries, Inc.	9,990	342,357

		14,009,508

Household Products (0.3%)
Central Garden & Pet Co.*	6,200	223,138
Central Garden & Pet Co., Class A*	23,733	801,938
Oil-Dri Corp. of America	3,600	124,920
WD-40 Co.	8,227	1,631,414

		2,781,410

Personal Products (0.4%)
BellRing Brands, Inc., Class A*	22,669	452,020
Edgewell Personal Care Co.*	30,100	937,916
elf Beauty, Inc.*	17,900	341,353
Inter Parfums, Inc.	9,100	438,165
Lifevantage Corp.*	2,900	39,208
Medifast, Inc. (x)	6,000	832,620
Nature’s Sunshine Products, Inc.*	1,500	13,515
Revlon, Inc., Class A (x)*	13,100	129,690
USANA Health Sciences, Inc.*	7,000	514,010
Veru, Inc.*	5,700	19,038

		3,717,535

Tobacco (0.1%)
Turning Point Brands, Inc. (x)	9,300	231,663
Universal Corp.	14,153	601,644
Vector Group Ltd.	77,808	782,749

		1,616,056

Total Consumer Staples		34,023,079

Energy (2.2%)
Energy Equipment & Services (0.7%)
Archrock, Inc.	71,000	460,790
Bristow Group, Inc.*	5,566	77,534
Cactus, Inc., Class A	26,600	548,758
ChampionX Corp.*	107,200	1,046,272
DMC Global, Inc.	8,000	220,800
Dril-Quip, Inc.*	21,700	646,443
Exterran Corp.*	15,100	81,389
Frank’s International NV*	66,400	148,072
Helix Energy Solutions Group, Inc.*	79,400	275,518
Liberty Oilfield Services, Inc., Class A (x)	39,800	218,104
Matrix Service Co.*	13,200	128,304
Nabors Industries Ltd. (x)	3,990	147,710
National Energy Services Reunited Corp.*	2,700	18,576
Newpark Resources, Inc.*	47,602	106,152
NexTier Oilfield Solutions, Inc.*	90,936	222,793
Oceaneering International, Inc.*	55,200	352,728
Oil States International, Inc.*	29,100	138,225
Patterson-UTI Energy, Inc.	105,600	366,432
ProPetro Holding Corp.*	45,200	232,328
RPC, Inc.*	58,000	178,640
SEACOR Holdings, Inc.*	9,200	260,544
Select Energy Services, Inc., Class A*	37,700	184,730
Solaris Oilfield Infrastructure, Inc., Class A	13,500	100,170
Tidewater, Inc.*	21,350	119,347
Transocean Ltd. (x)*	337,300	617,259
US Silica Holdings, Inc.	16,900	61,009

		6,958,627

Oil, Gas & Consumable Fuels (1.5%)
Antero Resources Corp.*	140,000	355,600
Arch Resources, Inc. (x)	12,600	357,966
Ardmore Shipping Corp.	17,300	75,082
Berry Corp.	28,600	138,138
Bonanza Creek Energy, Inc.*	14,300	211,926
Brigham Minerals, Inc., Class A	18,100	223,535
California Resources Corp. (x)*	25,200	30,744
Clean Energy Fuels Corp.*	89,659	199,043
CNX Resources Corp.*	109,900	950,635
Comstock Resources, Inc. (x)*	36,100	158,118
CONSOL Energy, Inc.*	11,700	59,319
Contango Oil & Gas Co. (x)*	8,800	20,152
CVR Energy, Inc.	20,800	418,288
Delek US Holdings, Inc.	46,447	808,642
DHT Holdings, Inc.	61,500	315,495
Diamond S Shipping, Inc., Class S*	6,700	53,533
Dorian LPG Ltd.*	28,238	218,562
Earthstone Energy, Inc., Class A (x)*	3,000	8,520
Energy Fuels, Inc. (x)*	17,600	26,576
Evolution Petroleum Corp.	19,000	53,200
Falcon Minerals Corp.	1,300	4,160
Frontline Ltd.	68,000	474,640
Golar LNG Ltd. (x)*	55,100	398,924
Goodrich Petroleum Corp.*	600	4,320
Green Plains, Inc. (x)*	24,800	253,332
Gulfport Energy Corp. (x)*	97,600	106,384
International Seaways, Inc.	14,266	233,107
Jura Energy Corp.*	690	33
Kosmos Energy Ltd.	232,500	385,950
Magnolia Oil & Gas Corp., Class A*	57,200	346,632
Matador Resources Co. (x)*	58,500	497,250
Montage Resources Corp.*	9,566	37,786
NACCO Industries, Inc., Class A	2,500	58,250
NextDecade Corp. (x)*	600	1,296
Nordic American Tankers Ltd. (x)	78,901	320,338
Overseas Shipholding Group, Inc., Class A*	21,500	39,990
Ovintiv, Inc.	151,000	1,442,050
Par Pacific Holdings, Inc.*	23,800	213,962
PBF Energy, Inc., Class A	55,700	570,368

See Notes to Financial Statements.

1327

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PDC Energy, Inc.*	59,180	$736,199
Peabody Energy Corp.	74,200	213,696
Penn Virginia Corp.*	8,000	76,240
Range Resources Corp.	123,500	695,305
Renewable Energy Group, Inc.*	16,900	418,782
REX American Resources Corp.*	3,600	249,732
Scorpio Tankers, Inc.	25,830	330,882
SFL Corp. Ltd. (x)	61,305	569,524
SM Energy Co.	63,400	237,750
Southwestern Energy Co.*	329,400	843,264
Talos Energy, Inc.*	17,300	159,160
Tellurian, Inc. (x)*	153,200	176,180
W&T Offshore, Inc. (x)*	143,644	327,508
Whiting Petroleum Corp. (x)*	51,500	58,195
World Fuel Services Corp.	37,400	963,424

		16,127,687

Total Energy		23,086,314

Financials (16.0%)
Banks (8.0%)
1st Constitution Bancorp	400	4,960
1st Source Corp.	9,072	322,782
ACNB Corp.	4,400	115,192
Allegiance Bancshares, Inc.	16,600	421,474
Amalgamated Bank, Class A	8,900	112,496
Amerant Bancorp, Inc.*	5,500	82,720
American National Bankshares, Inc.	5,500	137,720
Ameris Bancorp	36,894	870,329
Ames National Corp.	5,850	115,479
Arrow Financial Corp.	7,942	236,116
Atlantic Capital Bancshares, Inc.*	14,400	175,104
Atlantic Union Bankshares Corp.	53,074	1,229,194
Auburn National BanCorp, Inc.	100	5,709
Banc of California, Inc.	27,900	302,157
BancFirst Corp.	15,000	608,550
Bancorp, Inc. (The)*	32,900	322,420
BancorpSouth Bank	61,000	1,387,140
Bank First Corp. (x)	1,800	115,380
Bank of Commerce Holdings	700	5,306
Bank of Marin Bancorp	6,600	219,978
Bank of NT Butterfield & Son Ltd. (The)	30,800	751,212
Bank of Princeton (The)	400	8,032
Bank7 Corp.	200	2,171
BankFinancial Corp.	12,121	101,816
BankUnited, Inc.	52,900	1,071,225
Bankwell Financial Group, Inc.	3,900	62,010
Banner Corp.	23,000	874,000
Bar Harbor Bankshares	9,746	218,213
Baycom Corp.*	1,400	18,074
BCB Bancorp, Inc.	1,600	14,848
Berkshire Hills Bancorp, Inc.	31,070	342,391
Boston Private Financial Holdings, Inc.	46,970	323,154
Bridge Bancorp, Inc.	10,481	239,386
Brookline Bancorp, Inc.	39,977	402,968
Bryn Mawr Bank Corp.	9,280	256,685
Business First Bancshares, Inc.	2,200	33,770
Byline Bancorp, Inc.	12,500	163,750
C&F Financial Corp.	2,300	76,475
Cadence Bancorp	69,687	617,427
California Bancorp, Inc.*	700	10,430
Cambridge Bancorp	1,600	94,784
Camden National Corp.	8,750	302,225
Capital Bancorp, Inc.*	400	4,280
Capital City Bank Group, Inc.	8,900	186,455
Capstar Financial Holdings, Inc.	2,400	28,800
Carter Bank & Trust	6,100	49,227
Cathay General Bancorp	41,947	1,103,206
CB Financial Services, Inc.	200	4,364
CBTX, Inc.	10,700	224,700
Central Pacific Financial Corp.	17,100	274,113
Central Valley Community Bancorp	7,200	110,808
Century Bancorp, Inc., Class A	2,300	178,756
Chemung Financial Corp.	700	19,110
ChoiceOne Financial Services, Inc. (x)	500	14,780
CIT Group, Inc.	56,900	1,179,537
Citizens & Northern Corp.	7,202	148,721
Citizens Holding Co.	200	5,000
City Holding Co.	8,450	550,686
Civista Bancshares, Inc.	3,000	46,200
CNB Financial Corp.	9,500	170,335
Coastal Financial Corp.*	700	10,164
Codorus Valley Bancorp, Inc.	6,583	91,043
Colony Bankcorp, Inc.	600	7,062
Columbia Banking System, Inc.	40,955	1,160,869
Community Bank System, Inc.	28,102	1,602,376
Community Bankers Trust Corp.	1,100	6,050
Community Financial Corp. (The)	100	2,440
Community Trust Bancorp, Inc.	8,725	285,831
ConnectOne Bancorp, Inc.	16,200	261,144
County Bancorp, Inc.	200	4,186
CrossFirst Bankshares, Inc.*	18,800	183,864
Customers Bancorp, Inc.*	16,300	195,926
CVB Financial Corp.	75,587	1,416,500
Delmar Bancorp	700	4,599
Dime Community Bancshares, Inc.	20,101	275,987
Eagle Bancorp Montana, Inc.	300	5,214
Eagle Bancorp, Inc.	23,750	777,812
Enterprise Bancorp, Inc.	5,700	135,774
Enterprise Financial Services Corp.	12,495	388,844
Equity Bancshares, Inc., Class A*	8,800	153,472
Esquire Financial Holdings, Inc.*	600	10,140
Evans Bancorp, Inc.	300	6,978
Farmers & Merchants Bancorp, Inc.	1,200	25,488
Farmers National Banc Corp.	16,100	190,946
FB Financial Corp.	11,100	274,947
Fidelity D&D Bancorp, Inc. (x)	500	24,045
Financial Institutions, Inc.	9,500	176,795
First Bancorp (Nasdaq Stock Exchange)	16,310	409,055
First Bancorp (Quotrix Stock Exchange)	125,900	703,781
First Bancorp, Inc. (The)	5,819	126,272
First Bancshares, Inc. (The)	7,700	173,250
First Bank	1,500	9,780
First Busey Corp.	29,359	547,545
First Business Financial Services, Inc.	5,700	93,765
First Capital, Inc. (x)	500	34,735
First Choice Bancorp	1,500	24,570

See Notes to Financial Statements.

1328

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
First Commonwealth Financial Corp.	51,113	$423,216
First Community Bankshares, Inc.	9,300	208,785
First Community Corp. (x)	300	4,545
First Financial Bancorp	53,743	746,490
First Financial Bankshares, Inc. (x)	73,248	2,116,135
First Financial Corp.	6,800	250,512
First Foundation, Inc.	16,400	267,976
First Guaranty Bancshares, Inc.	441	5,393
First Internet Bancorp	5,200	86,424
First Interstate BancSystem, Inc., Class A	26,927	833,660
First Merchants Corp.	28,177	776,840
First Mid Bancshares, Inc.	6,200	162,626
First Midwest Bancorp, Inc.	65,868	879,338
First Northwest Bancorp	6,700	83,214
First of Long Island Corp. (The)	12,675	207,109
First Savings Financial Group, Inc.	100	4,333
First United Corp.	300	4,002
First Western Financial, Inc.*	300	4,275
Flushing Financial Corp.	16,442	189,412
FNCB Bancorp, Inc.	900	5,175
Franklin Financial Network, Inc.	8,100	208,575
Franklin Financial Services Corp.	700	18,130
Fulton Financial Corp.	99,800	1,050,894
FVCBankcorp, Inc.*	1,900	20,444
German American Bancorp, Inc.	12,150	377,865
Glacier Bancorp, Inc.	53,014	1,870,864
Great Southern Bancorp, Inc.	6,530	263,551
Great Western Bancorp, Inc.	33,400	459,584
Guaranty Bancshares, Inc.	2,200	56,914
Hancock Whitney Corp.	48,987	1,038,524
Hanmi Financial Corp.	20,100	195,171
HarborOne Bancorp, Inc.*	24,924	212,851
Hawthorn Bancshares, Inc.	616	12,129
HBT Financial, Inc.	2,800	37,324
Heartland Financial USA, Inc.	20,100	672,144
Heritage Commerce Corp.	22,000	165,110
Heritage Financial Corp.	28,662	573,240
Hilltop Holdings, Inc.	42,000	774,900
Home BancShares, Inc.	97,101	1,493,413
HomeTrust Bancshares, Inc.	10,900	174,400
Hope Bancorp, Inc.	73,614	678,721
Horizon Bancorp, Inc.	18,850	201,507
Howard Bancorp, Inc.*	2,300	24,426
IBERIABANK Corp.	33,985	1,547,677
Independent Bank Corp./MA	17,840	1,196,886
Independent Bank Corp./MI	13,000	193,050
Independent Bank Group, Inc.	24,355	986,865
International Bancshares Corp.	31,390	1,005,108
Investar Holding Corp.	800	11,600
Investors Bancorp, Inc.	139,840	1,188,640
Lakeland Bancorp, Inc.	23,635	270,148
Lakeland Financial Corp.	13,800	642,942
Landmark Bancorp, Inc.	200	4,942
LCNB Corp.	6,400	102,144
Level One Bancorp, Inc.	100	1,674
Limestone Bancorp, Inc.*	300	3,945
Live Oak Bancshares, Inc.	17,500	253,925
Macatawa Bank Corp.	18,200	142,324
Mackinac Financial Corp.	600	6,222
MainStreet Bancshares, Inc.*	900	11,880
Mercantile Bank Corp.	9,000	203,400
Meridian Corp.*	300	4,755
Metrocity Bankshares, Inc. (x)	3,700	53,021
Metropolitan Bank Holding Corp.*	2,100	67,368
Mid Penn Bancorp, Inc.	600	11,058
Middlefield Banc Corp.	200	4,150
Midland States Bancorp, Inc.	12,000	179,400
MidWestOne Financial Group, Inc.	7,200	144,000
MVB Financial Corp.	900	11,970
National Bank Holdings Corp., Class A	23,000	621,000
National Bankshares, Inc.	4,300	122,980
NBT Bancorp, Inc.	24,582	756,142
Nicolet Bankshares, Inc.*	3,900	213,720
Northeast Bank	900	15,795
Northrim BanCorp, Inc.	5,300	133,242
Norwood Financial Corp.	200	4,958
OceanFirst Financial Corp.	33,479	590,235
OFG Bancorp	38,600	516,082
Ohio Valley Banc Corp.	100	2,255
Old National Bancorp	98,605	1,356,805
Old Second Bancorp, Inc.	20,000	155,600
Origin Bancorp, Inc.	10,600	233,200
Orrstown Financial Services, Inc.	1,500	22,125
Pacific Premier Bancorp, Inc.	43,333	939,459
Park National Corp.	7,648	538,266
Parke Bancorp, Inc.	1,070	14,499
PCB Bancorp	1,500	15,450
Peapack-Gladstone Financial Corp.	10,000	187,300
Penns Woods Bancorp, Inc.	5,200	118,092
Peoples Bancorp of North Carolina, Inc.	20	353
Peoples Bancorp, Inc.	9,720	206,842
Peoples Financial Services Corp.	4,200	160,398
People’s Utah Bancorp	8,500	190,995
Plumas Bancorp	200	4,424
Preferred Bank	7,000	299,950
Premier Financial Bancorp, Inc.	8,712	111,688
Professional Holding Corp., Class A*	700	9,716
QCR Holdings, Inc.	7,900	246,322
RBB Bancorp	5,100	69,615
Red River Bancshares, Inc.	1,100	48,279
Reliant Bancorp, Inc.	1,400	22,806
Renasant Corp.	32,281	803,797
Republic Bancorp, Inc., Class A	5,700	186,447
Republic First Bancorp, Inc.*	31,000	75,640
Richmond Mutual BanCorp, Inc.	300	3,372
S&T Bancorp, Inc.	21,057	493,787
Salisbury Bancorp, Inc.	200	8,198
Sandy Spring Bancorp, Inc.	26,548	657,860
SB Financial Group, Inc.	300	4,986
SB One Bancorp	1,000	19,700
Seacoast Banking Corp. of Florida*	32,100	654,840
Select Bancorp, Inc.*	700	5,698
ServisFirst Bancshares, Inc.	25,200	901,152
Shore Bancshares, Inc.	8,500	94,265
Sierra Bancorp	8,666	163,614
Silvergate Capital Corp., Class A (x)*	3,000	42,000
Simmons First National Corp., Class A	62,428	1,068,143

See Notes to Financial Statements.

1329

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SmartFinancial, Inc.	1,900	$30,742
South Plains Financial, Inc.	1,700	24,208
South State Corp.	40,394	1,925,178
Southern First Bancshares, Inc.*	5,100	141,321
Southern National Bancorp of Virginia, Inc.	11,300	109,497
Southside Bancshares, Inc.	16,089	445,987
Spirit of Texas Bancshares, Inc.*	3,300	40,623
Stock Yards Bancorp, Inc.	12,150	488,430
Summit Financial Group, Inc.	6,200	102,176
Texas Capital Bancshares, Inc.*	29,200	901,404
Tompkins Financial Corp.	8,300	537,591
Towne Bank	43,621	821,820
TriCo Bancshares	22,012	670,265
TriState Capital Holdings, Inc.*	15,500	243,505
Triumph Bancorp, Inc.*	18,500	448,995
Trustmark Corp.	38,680	948,434
UMB Financial Corp.	25,418	1,310,298
United Bankshares, Inc.	79,864	2,209,038
United Community Banks, Inc.	51,100	1,028,132
United Security Bancshares	600	4,014
Unity Bancorp, Inc.	200	2,860
Univest Financial Corp.	15,725	253,802
Valley National Bancorp	233,886	1,828,989
Veritex Holdings, Inc.	29,770	526,929
Washington Trust Bancorp, Inc.	9,900	324,225
WesBanco, Inc.	42,267	858,443
West BanCorp, Inc.	10,300	180,147
Westamerica Bancorp	14,174	813,871

		83,297,830

Capital Markets (1.6%)
Artisan Partners Asset Management, Inc., Class A	38,000	1,235,000
Assetmark Financial Holdings, Inc.*	8,800	240,152
Associated Capital Group, Inc., Class A	4,600	168,774
B Riley Financial, Inc.	9,174	199,626
BGC Partners, Inc., Class A	175,800	481,692
Blucora, Inc.*	26,800	306,056
Brightsphere Investment Group, Inc.	45,300	564,438
Calamos Asset Management, Inc. (r)*	2,500	—
Cohen & Steers, Inc.	17,009	1,157,462
Cowen, Inc., Class A	19,950	323,389
Diamond Hill Investment Group, Inc.	1,913	217,451
Donnelley Financial Solutions, Inc.*	25,200	211,680
Federated Hermes, Inc., Class B	54,100	1,282,170
Focus Financial Partners, Inc., Class A*	17,124	565,948
GAIN Capital Holdings, Inc. (x)	34,800	209,496
GAMCO Investors, Inc., Class A	8,500	113,135
Greenhill & Co., Inc.	16,900	168,831
Hamilton Lane, Inc., Class A	12,300	828,651
Houlihan Lokey, Inc.	24,200	1,346,488
INTL. FCStone, Inc.*	8,600	473,000
Moelis & Co., Class A	37,800	1,177,848
Oppenheimer Holdings, Inc., Class A	8,900	193,931
Piper Sandler Cos.	8,300	491,028
PJT Partners, Inc., Class A	12,800	657,152
Pzena Investment Management, Inc., Class A	16,311	88,732
Safeguard Scientifics, Inc.	11,000	77,000
Sculptor Capital Management, Inc.	13,700	177,141
Siebert Financial Corp.*	1,100	5,566
Silvercrest Asset Management Group, Inc., Class A	300	3,813
Stifel Financial Corp.	37,386	1,773,218
Value Line, Inc.	400	10,796
Virtus Investment Partners, Inc.	5,978	695,182
Waddell & Reed Financial, Inc., Class A	44,900	696,399
Westwood Holdings Group, Inc.	6,197	97,603
WisdomTree Investments, Inc.	85,800	297,726

		16,536,574

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	200	2,068
Curo Group Holdings Corp.	25,900	211,603
Encore Capital Group, Inc.*	15,600	533,208
Enova International, Inc.*	19,213	285,697
EZCORP, Inc., Class A*	40,196	253,235
FirstCash, Inc.	23,535	1,588,142
Green Dot Corp., Class A*	32,400	1,590,192
LendingClub Corp.*	52,300	237,965
Navient Corp.	110,400	776,112
Nelnet, Inc., Class A	11,569	552,304
Oportun Financial Corp.*	3,800	51,072
PRA Group, Inc.*	28,848	1,115,264
Regional Management Corp.*	8,300	146,993
World Acceptance Corp. (x)*	4,181	273,939

		7,617,794

Diversified Financial Services (0.2%)
Alerus Financial Corp. (x)	1,900	37,544
A-Mark Precious Metals, Inc.*	400	7,620
Banco Latinoamericano de Comercio Exterior SA, Class E	17,781	204,481
Cannae Holdings, Inc.*	48,800	2,005,680
GWG Holdings, Inc. (x)*	1,500	11,505
Marlin Business Services Corp.	7,000	59,220
SWK Holdings Corp.*	400	4,792

		2,330,842

Insurance (2.4%)
Ambac Financial Group, Inc.*	25,900	370,888
American Equity Investment Life Holding Co.	49,493	1,222,972
AMERISAFE, Inc.	10,900	666,644
Argo Group International Holdings Ltd.	18,985	661,247
Benefytt Technologies, Inc., Class A (x)*	12,600	257,796
BRP Group, Inc., Class A*	10,600	183,062
Citizens, Inc. (x)*	31,449	188,379
CNO Financial Group, Inc.	102,901	1,602,169
Crawford & Co., Class A	2,600	20,514
Donegal Group, Inc., Class A	11,044	157,046
eHealth, Inc.*	14,700	1,444,128
Employers Holdings, Inc.	19,701	593,985

See Notes to Financial Statements.

1330

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Enstar Group Ltd.*	6,488	$991,172
FBL Financial Group, Inc., Class A	5,900	211,751
FedNat Holding Co.	11,200	123,984
Genworth Financial, Inc., Class A*	284,700	657,657
Global Indemnity Ltd.	6,000	143,640
Goosehead Insurance, Inc., Class A*	10,200	766,632
Greenlight Capital Re Ltd., Class A*	26,693	174,038
HCI Group, Inc.	5,600	258,608
Heritage Insurance Holdings, Inc.	19,800	259,182
Horace Mann Educators Corp.	23,037	846,149
Independence Holding Co.	2,600	79,534
Investors Title Co.	1,300	157,716
James River Group Holdings Ltd.	16,800	756,000
Kinsale Capital Group, Inc.	13,200	2,048,772
MBIA, Inc.*	75,500	547,375
National General Holdings Corp.	49,100	1,061,051
National Western Life Group, Inc., Class A	1,300	264,147
NI Holdings, Inc.*	2,500	36,925
Palomar Holdings, Inc.*	10,500	900,480
ProAssurance Corp.	29,700	429,759
ProSight Global, Inc.*	3,000	26,700
Protective Insurance Corp., Class B	9,123	137,484
RLI Corp.	21,796	1,789,452
Safety Insurance Group, Inc.	8,275	631,051
Selective Insurance Group, Inc.	32,632	1,721,012
State Auto Financial Corp.	9,634	171,967
Stewart Information Services Corp.	12,627	410,504
Third Point Reinsurance Ltd.*	51,900	389,769
Tiptree, Inc.	13,600	87,720
Trupanion, Inc. (x)*	21,800	930,642
United Fire Group, Inc.	12,364	342,606
United Insurance Holdings Corp.	18,400	143,888
Universal Insurance Holdings, Inc.	17,900	317,725
Watford Holdings Ltd.*	8,000	133,520

		25,317,442

Mortgage Real Estate Investment Trusts (REITs) (1.4%)
Anworth Mortgage Asset Corp. (REIT)	70,111	119,189
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,007	843,729
Arbor Realty Trust, Inc. (REIT) (x)	59,500	549,780
Ares Commercial Real Estate Corp. (REIT)	23,400	213,408
Arlington Asset Investment Corp. (REIT), Class A	32,300	95,931
ARMOUR Residential REIT, Inc. (REIT)	33,701	316,452
Blackstone Mortgage Trust, Inc. (REIT), Class A	79,400	1,912,746
Broadmark Realty Capital, Inc. (REIT) (x)	74,200	702,674
Capstead Mortgage Corp. (REIT)	54,837	301,055
Cherry Hill Mortgage Investment Corp. (REIT)	14,823	133,703
Chimera Investment Corp. (REIT)	110,700	1,063,827
Colony Credit Real Estate, Inc. (REIT)	46,900	329,238
Dynex Capital, Inc. (REIT) (x)	17,866	255,484
Ellington Financial, Inc. (REIT)	21,500	253,270
Ellington Residential Mortgage REIT (REIT) (x)	1,600	16,480
Granite Point Mortgage Trust, Inc. (REIT)	41,700	299,406
Great Ajax Corp. (REIT)	14,528	133,658
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	47,400	1,349,004
Invesco Mortgage Capital, Inc. (REIT) (x)	93,193	348,542
KKR Real Estate Finance Trust, Inc. (REIT)	17,700	293,466
Ladder Capital Corp. (REIT)	64,748	524,459
MFA Financial, Inc. (REIT) (x)	261,800	651,882
New York Mortgage Trust, Inc. (REIT)	215,600	562,716
Orchid Island Capital, Inc. (REIT) (x)	44,700	210,537
PennyMac Mortgage Investment Trust (REIT)	50,445	884,301
Ready Capital Corp. (REIT)	29,081	252,714
Redwood Trust, Inc. (REIT)	54,391	380,737
TPG RE Finance Trust, Inc. (REIT)	49,100	422,260
Two Harbors Investment Corp. (REIT)	158,000	796,320
Western Asset Mortgage Capital Corp. (REIT) (x)	69,300	189,882

		14,406,850

Thrifts & Mortgage Finance (1.7%)
Axos Financial, Inc.*	34,400	759,552
Bogota Financial Corp.*	400	3,496
Bridgewater Bancshares, Inc.*	7,100	72,775
Capitol Federal Financial, Inc.	78,400	863,184
Columbia Financial, Inc.*	27,700	386,554
ESSA Bancorp, Inc.	1,100	15,312
Essent Group Ltd.	62,600	2,270,502
Federal Agricultural Mortgage Corp., Class C	4,300	275,243
Flagstar Bancorp, Inc.	22,600	665,118
FS Bancorp, Inc.	500	19,285
Greene County Bancorp, Inc.	100	2,230
Hingham Institution For Savings (The)	1,200	201,336
Home Bancorp, Inc.	5,500	147,125
HomeStreet, Inc.	14,700	361,767
Kearny Financial Corp.	64,511	527,700
Luther Burbank Corp.	11,800	118,000
Merchants Bancorp	5,900	109,091
Meridian Bancorp, Inc.	31,000	359,600
Meta Financial Group, Inc.	20,800	377,936
MMA Capital Holdings, Inc.*	500	11,560
Mr Cooper Group, Inc.*	35,388	440,227
NMI Holdings, Inc., Class A*	34,800	559,584
Northfield Bancorp, Inc.	24,183	278,588
Northwest Bancshares, Inc.	64,710	661,660
Oconee Federal Financial Corp.	100	2,577
OP Bancorp	800	5,520
PCSB Financial Corp.	3,700	46,916
PDL Community Bancorp*	1,000	10,180
PennyMac Financial Services, Inc.	26,800	1,119,972
Pioneer Bancorp, Inc.*	700	6,405
Premier Financial Corp.	19,233	339,847
Provident Bancorp, Inc.	1,500	11,790

See Notes to Financial Statements.

1331

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Provident Financial Holdings, Inc.	400	$5,364
Provident Financial Services, Inc.	38,216	552,221
Prudential Bancorp, Inc.	400	4,816
Radian Group, Inc.	123,600	1,917,036
Riverview Bancorp, Inc.	1,700	9,605
Security National Financial Corp., Class A*	600	4,047
Southern Missouri Bancorp, Inc.	5,300	128,790
Standard AVB Financial Corp. (x)	300	6,960
Sterling Bancorp, Inc.	7,400	26,492
Territorial Bancorp, Inc.	6,295	149,758
Timberland Bancorp, Inc.	700	12,747
TrustCo Bank Corp.	52,454	332,034
Walker & Dunlop, Inc.	15,845	805,084
Washington Federal, Inc.	44,800	1,202,432
Waterstone Financial, Inc.	15,300	226,899
Western New England Bancorp, Inc.	17,600	101,904
WSFS Financial Corp.	29,553	848,171

		17,364,992

Total Financials		166,872,324

Health Care (20.3%)
Biotechnology (10.6%)
89bio, Inc. (x)*	1,400	27,902
Abeona Therapeutics, Inc.*	49,900	145,458
ADMA Biologics, Inc. (x)*	82,000	240,260
Aduro Biotech, Inc.*	56,300	130,053
Adverum Biotechnologies, Inc.*	42,100	879,048
Aeglea BioTherapeutics, Inc.*	9,300	86,025
Affimed NV*	28,100	129,682
Agenus, Inc. (x)*	71,800	282,174
Aimmune Therapeutics, Inc. (x)*	24,200	404,382
Akcea Therapeutics, Inc. (x)*	17,100	234,270
Akebia Therapeutics, Inc.*	66,835	907,619
Akero Therapeutics, Inc.*	9,200	229,264
Albireo Pharma, Inc. (x)*	5,100	135,099
Alector, Inc.*	26,700	652,548
Allakos, Inc. (x)*	14,000	1,006,040
Allogene Therapeutics, Inc.*	27,951	1,196,862
Amicus Therapeutics, Inc.*	144,800	2,183,584
AnaptysBio, Inc.*	13,900	310,526
Anavex Life Sciences Corp.*	9,200	45,264
Anika Therapeutics, Inc.*	11,100	418,803
Apellis Pharmaceuticals, Inc.*	32,400	1,058,184
Applied Genetic Technologies Corp.*	4,200	23,268
Applied Therapeutics, Inc. (x)*	5,700	206,055
Aprea Therapeutics, Inc.*	6,800	263,704
Aptinyx, Inc.*	3,200	13,344
Aravive, Inc. (x)*	1,200	13,968
Arcturus Therapeutics Holdings, Inc.*	7,500	350,550
Arcus Biosciences, Inc.*	17,600	435,424
Arcutis Biotherapeutics, Inc.*	5,000	151,200
Ardelyx, Inc.*	35,300	244,276
Arena Pharmaceuticals, Inc.*	32,433	2,041,657
Arrowhead Pharmaceuticals, Inc.*	57,100	2,466,149
Assembly Biosciences, Inc.*	13,800	321,816
Atara Biotherapeutics, Inc.*	22,700	330,739
Athenex, Inc. (x)*	33,500	460,960
Athersys, Inc. (x)*	126,100	348,036
Atreca, Inc., Class A*	9,600	204,288
AVEO Pharmaceuticals, Inc.*	12,500	64,375
Avid Bioservices, Inc.*	26,400	173,316
Avrobio, Inc.*	13,500	235,575
Axcella Health, Inc.*	3,600	19,908
Beam Therapeutics, Inc.*	9,900	277,200
Beyondspring, Inc. (x)*	6,300	95,004
BioCryst Pharmaceuticals, Inc.*	73,900	352,133
Biohaven Pharmaceutical Holding Co. Ltd.*	27,200	1,988,592
BioSpecifics Technologies Corp.*	4,000	245,120
Bioxcel Therapeutics, Inc.*	5,800	307,458
Black Diamond Therapeutics, Inc.*	5,600	236,096
Blueprint Medicines Corp.*	30,300	2,363,400
BrainStorm Cell Therapeutics, Inc.*	6,700	75,107
Bridgebio Pharma, Inc. (x)*	42,361	1,381,392
Cabaletta Bio, Inc.*	2,600	28,964
Calithera Biosciences, Inc.*	34,800	183,744
Calyxt, Inc. (x)*	8,600	42,398
CareDx, Inc.*	23,300	825,519
CASI Pharmaceuticals, Inc. (x)*	22,300	55,750
Castle Biosciences, Inc.*	5,300	199,757
Catabasis Pharmaceuticals, Inc. (x)*	2,000	12,860
Catalyst Biosciences, Inc.*	4,800	28,176
Catalyst Pharmaceuticals, Inc.*	74,300	343,266
Cellular Biomedicine Group, Inc. (x)*	4,600	68,862
CEL-SCI Corp. (x)*	16,300	243,196
Centogene NV*	800	18,304
Checkpoint Therapeutics, Inc.*	2,200	4,356
ChemoCentryx, Inc.*	29,200	1,680,168
Chimerix, Inc.*	44,900	139,190
Cidara Therapeutics, Inc.*	2,000	7,380
Clovis Oncology, Inc. (x)*	72,500	489,375
Cohbar, Inc. (m)(x)*	1,600	2,480
Coherus Biosciences, Inc.*	41,300	737,618
Concert Pharmaceuticals, Inc.*	18,100	180,095
Constellation Pharmaceuticals, Inc.*	15,600	468,780
ContraFect Corp. (x)*	5,200	33,228
Corbus Pharmaceuticals Holdings, Inc. (x)*	43,200	362,448
Cortexyme, Inc. (x)*	6,400	296,320
Crinetics Pharmaceuticals, Inc.*	10,900	190,968
Cue Biopharma, Inc.*	16,000	392,160
Cyclerion Therapeutics, Inc.*	13,820	81,676
Cytokinetics, Inc.*	39,900	940,443
CytomX Therapeutics, Inc.*	29,300	244,069
Deciphera Pharmaceuticals, Inc.*	21,600	1,289,952
Denali Therapeutics, Inc.*	36,300	877,734
DermTech, Inc.*	1,400	18,522
Dicerna Pharmaceuticals, Inc.*	37,500	952,500
Dyadic International, Inc.*	2,900	25,114
Dynavax Technologies Corp. (x)*	52,750	467,892
Eagle Pharmaceuticals, Inc.*	4,800	230,304
Editas Medicine, Inc. (x)*	32,000	946,560
Eidos Therapeutics, Inc.*	7,400	352,758
Eiger BioPharmaceuticals, Inc.*	8,000	76,800
Emergent BioSolutions, Inc.*	24,800	1,961,184
Enanta Pharmaceuticals, Inc.*	8,800	441,848
Enochian Biosciences, Inc.*	13,600	57,256

See Notes to Financial Statements.

1332

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Epizyme, Inc.*	45,600	$732,336
Esperion Therapeutics, Inc. (x)*	12,800	656,768
Evelo Biosciences, Inc. (x)*	5,600	27,440
Exicure, Inc.*	4,000	9,760
Fate Therapeutics, Inc.*	34,100	1,169,971
Fennec Pharmaceuticals, Inc.*	2,200	18,370
FibroGen, Inc.*	48,200	1,953,546
Five Prime Therapeutics, Inc.*	32,500	198,250
Flexion Therapeutics, Inc.*	28,000	368,200
Fortress Biotech, Inc.*	7,500	20,100
Frequency Therapeutics, Inc. (x)*	16,300	378,975
G1 Therapeutics, Inc.*	19,100	463,366
Galectin Therapeutics, Inc. (x)*	2,400	7,344
Galera Therapeutics, Inc.*	1,500	10,710
Genprex, Inc. (x)*	20,500	64,370
Geron Corp. (x)*	110,811	241,568
GlycoMimetics, Inc.*	37,100	139,496
Gossamer Bio, Inc.*	24,400	317,200
Gritstone Oncology, Inc.*	15,200	100,928
Halozyme Therapeutics, Inc.*	82,135	2,202,039
Harpoon Therapeutics, Inc.*	4,500	74,700
Heron Therapeutics, Inc.*	53,600	788,456
Homology Medicines, Inc.*	16,500	250,635
Hookipa Pharma, Inc.*	1,400	16,268
iBio, Inc. (x)*	88,100	195,582
Ideaya Biosciences, Inc.*	5,000	71,050
IGM Biosciences, Inc. (x)*	3,400	248,200
Immunic, Inc. (x)*	3,900	47,268
ImmunoGen, Inc.*	125,368	576,693
Immunovant, Inc.*	5,800	141,230
Inovio Pharmaceuticals, Inc. (x)*	83,000	2,236,850
Insmed, Inc.*	58,400	1,608,336
Intellia Therapeutics, Inc. (x)*	26,700	561,234
Intercept Pharmaceuticals, Inc.*	16,400	785,724
Invitae Corp. (x)*	66,600	2,017,314
Ironwood Pharmaceuticals, Inc.*	105,700	1,090,824
IVERIC bio, Inc.*	18,200	92,820
Jounce Therapeutics, Inc.*	26,600	183,540
Kadmon Holdings, Inc.*	88,000	450,560
KalVista Pharmaceuticals, Inc.*	5,200	62,920
Karuna Therapeutics, Inc.*	8,900	991,994
Karyopharm Therapeutics, Inc. (x)*	42,200	799,268
Keros Therapeutics, Inc.*	1,200	45,012
Kezar Life Sciences, Inc.*	25,700	133,126
Kindred Biosciences, Inc.*	21,300	95,637
Kiniksa Pharmaceuticals Ltd., Class A*	11,300	287,924
Kodiak Sciences, Inc.*	16,000	865,920
Krystal Biotech, Inc.*	6,300	260,946
Kura Oncology, Inc.*	30,600	498,780
La Jolla Pharmaceutical Co. (x)*	47,400	201,924
Lexicon Pharmaceuticals, Inc. (x)*	69,211	138,076
Ligand Pharmaceuticals, Inc. (x)*	9,626	1,076,668
LogicBio Therapeutics, Inc. (x)*	700	5,922
MacroGenics, Inc.*	34,700	968,824
Madrigal Pharmaceuticals, Inc.*	6,500	736,125
Magenta Therapeutics, Inc.*	10,900	81,859
MannKind Corp. (x)*	143,400	250,950
Marker Therapeutics, Inc. (x)*	7,300	15,111
MediciNova, Inc. (x)*	12,800	69,376
MEI Pharma, Inc.*	22,500	92,925
MeiraGTx Holdings plc*	11,900	148,988
Mersana Therapeutics, Inc.*	26,500	620,100
Minerva Neurosciences, Inc. (x)*	128,100	462,441
Mirati Therapeutics, Inc.*	21,200	2,420,404
Mirum Pharmaceuticals, Inc. (x)*	5,500	107,030
Molecular Templates, Inc.*	14,200	195,818
Momenta Pharmaceuticals, Inc.*	73,428	2,442,950
Morphic Holding, Inc. (x)*	5,800	156,890
Mustang Bio, Inc.*	13,200	41,976
Myriad Genetics, Inc.*	39,200	444,528
NantKwest, Inc.*	28,600	351,208
Natera, Inc.*	40,200	2,004,372
Neoleukin Therapeutics, Inc. (x)*	4,100	68,060
Neubase Therapeutics, Inc. (x)*	4,300	37,754
NeuroBo Pharmaceuticals, Inc. (x)*	500	4,025
NextCure, Inc.*	13,420	287,725
Novavax, Inc. (x)*	33,662	2,805,728
Nymox Pharmaceutical Corp.*	2,700	9,585
Oncocyte Corp.*	7,100	13,561
OPKO Health, Inc. (x)*	179,600	612,436
Organogenesis Holdings, Inc.*	7,300	28,032
Orgenesis, Inc.*	1,700	10,336
ORIC Pharmaceuticals, Inc.*	2,200	74,206
Ovid therapeutics, Inc.*	21,800	160,666
Oyster Point Pharma, Inc. (x)*	4,900	141,512
Passage Bio, Inc.*	2,400	65,592
PDL BioPharma, Inc.*	111,727	325,126
Pfenex, Inc.*	12,600	105,210
PhaseBio Pharmaceuticals, Inc.*	15,400	70,840
Pieris Pharmaceuticals, Inc.*	27,200	84,320
Portola Pharmaceuticals, Inc.*	42,500	764,575
Precigen, Inc. (x)*	55,700	277,943
Precision BioSciences, Inc. (x)*	29,700	247,401
Prevail Therapeutics, Inc. (x)*	7,300	108,770
Principia Biopharma, Inc.*	17,000	1,016,430
Protagonist Therapeutics, Inc.*	12,000	211,920
Protara Therapeutics, Inc.*	400	11,728
Prothena Corp. plc*	25,700	268,822
PTC Therapeutics, Inc.*	39,000	1,978,860
Puma Biotechnology, Inc.*	28,800	300,384
Radius Health, Inc.*	25,500	347,565
RAPT Therapeutics, Inc. (x)*	3,200	92,864
REGENXBIO, Inc.*	22,800	839,724
Replimune Group, Inc.*	11,200	278,320
Retrophin, Inc.*	19,700	402,077
REVOLUTION Medicines, Inc.*	7,900	249,403
Rhythm Pharmaceuticals, Inc.*	19,400	432,620
Rigel Pharmaceuticals, Inc.*	101,740	186,184
Rocket Pharmaceuticals, Inc.*	14,700	307,671
Rubius Therapeutics, Inc. (x)*	32,200	192,556
Sangamo Therapeutics, Inc.*	56,600	507,136
Savara, Inc. (x)*	26,400	65,736
Scholar Rock Holding Corp.*	10,700	194,847
Selecta Biosciences, Inc. (x)*	44,600	126,664
Seres Therapeutics, Inc.*	45,400	216,104
Soleno Therapeutics, Inc.*	17,300	38,406
Solid Biosciences, Inc. (x)*	21,000	61,530
Sorrento Therapeutics, Inc. (x)*	134,500	844,660
Spectrum Pharmaceuticals, Inc.*	104,965	354,782
Spero Therapeutics, Inc.*	3,628	49,087
SpringWorks Therapeutics, Inc.*	12,200	512,400
Stoke Therapeutics, Inc.*	7,800	185,874
Sutro Biopharma, Inc.*	3,100	24,056

See Notes to Financial Statements.

1333

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Syndax Pharmaceuticals, Inc.*	17,300	$256,386
Syros Pharmaceuticals, Inc.*	21,400	228,124
TCR2 Therapeutics, Inc.*	6,300	96,768
TG Therapeutics, Inc.*	55,300	1,077,244
Translate Bio, Inc.*	29,200	523,264
Turning Point Therapeutics, Inc.*	15,783	1,019,424
Twist Bioscience Corp.*	17,200	779,160
Tyme Technologies, Inc. (x)*	39,800	52,934
Ultragenyx Pharmaceutical, Inc.*	34,600	2,706,412
UNITY Biotechnology, Inc.*	26,900	233,492
UroGen Pharma Ltd. (x)*	10,600	276,872
Vanda Pharmaceuticals, Inc.*	34,600	395,824
Vaxart, Inc.*	43,500	384,975
VBI Vaccines, Inc. (x)*	177,300	549,630
Veracyte, Inc.*	26,400	683,760
Verastem, Inc.*	59,400	102,168
Vericel Corp.*	21,900	302,658
Viela Bio, Inc.*	11,500	498,180
Viking Therapeutics, Inc. (x)*	31,000	223,510
Vir Biotechnology, Inc. (x)*	26,700	1,093,899
Voyager Therapeutics, Inc.*	17,600	222,112
vTv Therapeutics, Inc., Class A (x)*	6,300	14,175
X4 Pharmaceuticals, Inc.*	1,000	9,320
XBiotech, Inc. (x)*	14,800	202,908
Xencor, Inc.*	32,200	1,042,958
XOMA Corp. (x)*	500	9,880
Y-mAbs Therapeutics, Inc.*	17,300	747,360
Zentalis Pharmaceuticals, Inc.*	2,700	129,654
ZIOPHARM Oncology, Inc. (x)*	89,225	292,658

		110,744,666

Health Care Equipment & Supplies (3.6%)
Accelerate Diagnostics, Inc. (x)*	19,300	292,588
Accuray, Inc.*	68,147	138,338
Alphatec Holdings, Inc.*	21,400	100,580
AngioDynamics, Inc.*	18,800	191,196
Antares Pharma, Inc.*	78,900	216,975
Apyx Medical Corp.*	3,700	20,535
Aspira Women’s Health, Inc.*	15,800	60,672
AtriCure, Inc.*	27,700	1,245,115
Atrion Corp.	800	509,608
Avanos Medical, Inc.*	26,300	772,957
Axogen, Inc.*	26,100	241,164
Axonics Modulation Technologies, Inc. (x)*	17,600	617,936
Bellerophon Therapeutics, Inc.*	2,300	28,865
Beyond Air, Inc. (x)*	2,600	18,850
BioLife Solutions, Inc.*	8,500	138,975
BioSig Technologies, Inc. (x)*	8,300	59,760
Cantel Medical Corp.	21,900	968,637
Cardiovascular Systems, Inc.*	18,300	577,365
Cerus Corp.*	93,500	617,100
Chembio Diagnostics, Inc. (x)*	38,300	124,475
Co-Diagnostics, Inc.*	19,000	367,650
CONMED Corp.	15,787	1,136,506
CryoLife, Inc.*	18,068	346,364
CryoPort, Inc. (x)*	19,300	583,825
Cutera, Inc.*	15,500	188,635
CytoSorbents Corp. (x)*	23,100	228,690
Electromed, Inc.*	1,200	18,468
FONAR Corp.*	500	10,685
GenMark Diagnostics, Inc.*	32,700	481,017
Glaukos Corp.*	28,922	1,111,183
Heska Corp.*	3,200	298,144
Inogen, Inc.*	9,400	333,888
Integer Holdings Corp.*	17,518	1,279,690
IntriCon Corp.*	5,700	77,064
Invacare Corp.	28,900	184,093
iRadimed Corp.*	5,200	120,692
iRhythm Technologies, Inc.*	15,000	1,738,350
Lantheus Holdings, Inc.*	53,400	763,620
LeMaitre Vascular, Inc.	9,200	242,880
LivaNova plc*	27,800	1,338,014
Meridian Bioscience, Inc.*	25,677	598,017
Merit Medical Systems, Inc.*	33,607	1,534,160
Mesa Laboratories, Inc.	2,300	498,640
Milestone Scientific, Inc. (x)*	5,300	10,335
Misonix, Inc.*	1,000	13,570
Natus Medical, Inc.*	19,400	423,308
Nemaura Medical, Inc. (x)*	800	7,400
Neogen Corp.*	30,422	2,360,747
Nevro Corp.*	19,400	2,317,718
NuVasive, Inc.*	28,409	1,581,245
OraSure Technologies, Inc.*	31,086	361,530
Orthofix Medical, Inc.*	10,000	320,000
OrthoPediatrics Corp.*	5,800	253,808
PAVmed, Inc. (x)*	12,000	25,320
Pulse Biosciences, Inc. (x)*	11,379	119,024
Quotient Ltd.*	10,300	76,220
Repro-Med Systems, Inc.*	4,300	38,614
Retractable Technologies, Inc.*	4,900	34,398
Rockwell Medical, Inc. (x)*	41,500	80,925
RTI Surgical Holdings, Inc.*	47,149	149,934
SeaSpine Holdings Corp.*	12,200	127,734
Shockwave Medical, Inc.*	14,523	687,955
SI-BONE, Inc.*	13,400	213,596
Sientra, Inc. (x)*	48,100	186,147
Silk Road Medical, Inc.*	18,300	766,587
Soliton, Inc. (x)*	18,500	143,930
STAAR Surgical Co.*	29,500	1,815,430
Stereotaxis, Inc. (x)*	3,500	15,610
Surmodics, Inc.*	7,821	338,180
Tactile Systems Technology, Inc.*	8,700	360,441
Tela Bio, Inc.*	500	6,480
TransMedics Group, Inc. (x)*	9,600	172,032
Utah Medical Products, Inc.	2,400	212,688
Vapotherm, Inc.*	9,900	405,801
Varex Imaging Corp.*	21,600	327,240
Venus Concept, Inc. (x)*	700	2,443
ViewRay, Inc. (x)*	95,700	214,368
VolitionRX Ltd. (x)*	4,200	16,338
Wright Medical Group NV*	80,733	2,399,385
Zynex, Inc. (x)*	10,200	253,674

		37,262,121

Health Care Providers & Services (2.3%)
1Life Healthcare, Inc.*	11,500	417,680
AdaptHealth Corp. (x)*	1,400	22,540
Addus HomeCare Corp.*	7,000	647,920
American Renal Associates Holdings, Inc.*	20,300	132,356
AMN Healthcare Services, Inc.*	27,200	1,230,528
Apollo Medical Holdings, Inc. (x)*	13,200	217,800
Avalon GloboCare Corp.*	1,600	3,040

See Notes to Financial Statements.

1334

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
BioTelemetry, Inc.*	22,700	$1,025,813
Brookdale Senior Living, Inc.*	104,400	307,980
Catasys, Inc. (x)*	12,900	319,146
Community Health Systems, Inc.*	90,000	270,900
CorVel Corp.*	7,300	517,497
Covetrus, Inc.*	56,600	1,012,574
Cross Country Healthcare, Inc.*	28,795	177,377
Ensign Group, Inc. (The)	28,800	1,205,280
Enzo Biochem, Inc.*	31,700	71,008
Exagen, Inc.*	300	3,723
Five Star Senior Living, Inc.*	1,100	4,290
Fulgent Genetics, Inc.*	4,600	73,600
Hanger, Inc.*	20,500	339,480
HealthEquity, Inc.*	38,300	2,247,061
InfuSystem Holdings, Inc.*	1,000	11,540
Joint Corp. (The)*	5,300	80,931
LHC Group, Inc.*	17,207	2,999,524
Magellan Health, Inc.*	13,815	1,008,219
MEDNAX, Inc.*	47,800	817,380
National HealthCare Corp.	7,200	456,768
National Research Corp.	7,625	443,851
Option Care Health, Inc.*	21,575	299,461
Owens & Minor, Inc.	36,800	280,416
Patterson Cos., Inc.	45,800	1,007,600
Pennant Group, Inc. (The)*	14,400	325,440
PetIQ, Inc. (x)*	9,900	344,916
Progyny, Inc.*	15,200	392,312
Providence Service Corp. (The)*	6,723	530,512
R1 RCM, Inc.*	57,500	641,125
RadNet, Inc.*	24,800	393,576
Select Medical Holdings Corp.*	59,303	873,533
Sharps Compliance Corp.*	1,600	11,248
Surgery Partners, Inc.*	24,800	286,936
Tenet Healthcare Corp.*	58,200	1,054,002
Tivity Health, Inc.*	33,301	377,301
Triple-S Management Corp., Class B*	14,543	276,608
US Physical Therapy, Inc.	6,907	559,605
Viemed Healthcare, Inc.*	5,700	54,720

		23,775,117

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	104,000	704,080
Computer Programs and Systems, Inc.	10,002	227,946
Evolent Health, Inc., Class A*	37,700	268,424
Health Catalyst, Inc. (x)*	18,600	542,562
HealthStream, Inc.*	13,000	287,690
HMS Holdings Corp.*	50,429	1,633,395
iCAD, Inc.*	2,900	28,971
Inovalon Holdings, Inc., Class A*	35,900	691,434
Inspire Medical Systems, Inc.*	15,100	1,314,002
NantHealth, Inc.*	10,000	45,800
NextGen Healthcare, Inc.*	30,276	332,431
Omnicell, Inc.*	23,155	1,635,206
OptimizeRx Corp. (x)*	2,500	32,575
Phreesia, Inc.*	15,400	435,512
Schrodinger, Inc. (x)*	7,795	713,788
Simulations Plus, Inc.	5,500	329,010
Tabula Rasa HealthCare, Inc. (x)*	9,700	530,881
Vocera Communications, Inc.*	15,700	332,840

		10,086,547

Life Sciences Tools & Services (0.6%)
Champions Oncology, Inc.*	500	4,780
ChromaDex Corp. (x)*	14,500	66,555
Codexis, Inc. (x)*	28,400	323,760
Fluidigm Corp.*	55,300	221,753
Harvard Bioscience, Inc.*	3,100	9,610
Luminex Corp.	21,519	700,013
Medpace Holdings, Inc.*	15,600	1,451,112
NanoString Technologies, Inc.*	21,800	639,830
NeoGenomics, Inc.*	66,800	2,069,464
Pacific Biosciences of California, Inc.*	115,600	398,820
Personalis, Inc.*	15,600	202,332
Quanterix Corp. (x)*	8,300	227,337

		6,315,366

Pharmaceuticals (2.2%)
AcelRx Pharmaceuticals, Inc. (x)*	23,200	28,072
Aerie Pharmaceuticals, Inc. (x)*	31,300	461,988
Agile Therapeutics, Inc.*	19,100	53,098
AMAG Pharmaceuticals, Inc. (x)*	30,800	235,620
Amneal Pharmaceuticals, Inc.*	70,766	336,846
Amphastar Pharmaceuticals, Inc.*	20,400	458,184
ANI Pharmaceuticals, Inc.*	6,250	202,125
Aquestive Therapeutics, Inc. (x)*	7,900	38,394
Arvinas, Inc. (x)*	22,800	764,712
Avenue Therapeutics, Inc.*	500	5,385
Axsome Therapeutics, Inc.*	18,700	1,538,636
Aytu BioScience, Inc.*	91,400	129,788
BioDelivery Sciences International, Inc.*	47,200	205,792
Cara Therapeutics, Inc. (x)*	25,400	434,340
Cassava Sciences, Inc. (x)*	62,700	193,116
Cerecor, Inc.*	9,700	25,220
Chiasma, Inc.*	4,300	23,134
Collegium Pharmaceutical, Inc.*	21,500	376,250
Corcept Therapeutics, Inc.*	68,300	1,148,806
CorMedix, Inc. (x)*	5,900	37,170
Cymabay Therapeutics, Inc.*	57,700	201,373
Durect Corp. (x)*	13,200	30,624
Eloxx Pharmaceuticals, Inc. (x)*	9,700	29,391
Endo International plc*	125,100	429,093
Eton Pharmaceuticals, Inc.*	1,000	5,450
Evofem Biosciences, Inc.*	72,051	203,904
Evolus, Inc. (x)*	32,900	174,370
Fulcrum Therapeutics, Inc.*	2,900	53,041
Harrow Health, Inc.*	1,900	9,899
IMARA, Inc. (x)*	1,400	38,682
Innoviva, Inc.*	47,500	664,050
Intersect ENT, Inc.*	17,500	236,950
Intra-Cellular Therapies, Inc.*	35,400	908,718
Kala Pharmaceuticals, Inc. (x)*	33,700	354,187
Kaleido Biosciences, Inc. (x)*	3,900	28,977
Lannett Co., Inc.*	43,000	312,180
Liquidia Technologies, Inc. (x)*	3,700	31,154
Lyra Therapeutics, Inc.*	1,700	19,278
Mallinckrodt plc (x)*	86,100	230,748
Marinus Pharmaceuticals, Inc.*	24,600	62,484
Menlo Therapeutics, Inc. (x)*	80,400	139,092
MyoKardia, Inc.*	28,500	2,753,670
NGM Biopharmaceuticals, Inc. (x)*	12,500	246,750
Ocular Therapeutix, Inc. (x)*	43,200	359,856

See Notes to Financial Statements.

1335

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Odonate Therapeutics, Inc.*	6,600	$279,444
Omeros Corp. (x)*	23,200	341,504
Optinose, Inc. (x)*	23,800	177,072
Osmotica Pharmaceuticals plc (x)*	5,900	39,707
Pacira BioSciences, Inc.*	28,300	1,484,901
Paratek Pharmaceuticals, Inc. (x)*	24,200	126,324
Phathom Pharmaceuticals, Inc. (x)*	5,500	181,005
Phibro Animal Health Corp., Class A	9,050	237,744
Prestige Consumer Healthcare, Inc.*	29,800	1,119,288
Provention Bio, Inc.*	24,400	344,284
Recro Pharma, Inc.*	16,800	76,440
Relmada Therapeutics, Inc. (x)*	8,100	362,475
Revance Therapeutics, Inc.*	29,200	713,064
Satsuma Pharmaceuticals, Inc.*	1,300	37,388
scPharmaceuticals, Inc.*	1,700	12,512
SIGA Technologies, Inc.*	28,300	167,253
Strongbridge Biopharma plc*	3,600	13,608
Supernus Pharmaceuticals, Inc.*	26,500	629,375
TherapeuticsMD, Inc. (x)*	198,300	247,875
Theravance Biopharma, Inc.*	27,900	585,621
Tricida, Inc.*	12,300	338,004
Verrica Pharmaceuticals, Inc. (x)*	5,700	62,757
WaVe Life Sciences Ltd. (x)*	19,600	204,036
Xeris Pharmaceuticals, Inc. (x)*	14,400	38,304
Zogenix, Inc.*	32,012	864,644

		22,905,226

Total Health Care		211,089,043

Industrials (14.2%)
Aerospace & Defense (0.8%)
AAR Corp.	19,012	392,978
Aerojet Rocketdyne Holdings, Inc.*	39,300	1,557,852
AeroVironment, Inc.*	11,621	925,380
Astronics Corp.*	24,200	255,552
Cubic Corp.	17,186	825,444
Ducommun, Inc.*	7,000	244,090
Kratos Defense & Security Solutions, Inc.*	61,000	953,430
Maxar Technologies, Inc. (x)	39,400	707,624
Moog, Inc., Class A	18,353	972,342
National Presto Industries, Inc.	3,500	305,865
PAE, Inc. (x)*	34,100	325,996
Park Aerospace Corp.	13,672	152,306
Parsons Corp.*	10,600	384,144
Triumph Group, Inc.	27,900	251,379
Vectrus, Inc.*	6,100	299,693

		8,554,075

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,400	654,738
Atlas Air Worldwide Holdings, Inc.*	14,327	616,491
Echo Global Logistics, Inc.*	13,800	298,356
Forward Air Corp.	17,140	853,915
Hub Group, Inc., Class A*	19,033	910,919
Radiant Logistics, Inc.*	26,900	105,717

		3,440,136

Airlines (0.3%)
Allegiant Travel Co.	7,577	827,484
Hawaiian Holdings, Inc.	30,300	425,412
Mesa Air Group, Inc.*	18,600	63,984
SkyWest, Inc.	29,400	959,028
Spirit Airlines, Inc. (x)*	49,900	888,220

		3,164,128

Building Products (1.5%)
AAON, Inc.	23,200	1,259,528
Advanced Drainage Systems, Inc.	28,500	1,407,900
Alpha Pro Tech Ltd. (x)*	18,100	320,370
American Woodmark Corp.*	9,500	718,675
Apogee Enterprises, Inc.	15,900	366,336
Builders FirstSource, Inc.*	61,600	1,275,120
Caesarstone Ltd.	17,100	202,635
Cornerstone Building Brands, Inc.*	36,300	219,978
CSW Industrials, Inc.	8,300	573,613
Gibraltar Industries, Inc.*	18,200	873,782
Griffon Corp.	16,443	304,524
Insteel Industries, Inc.	9,000	171,630
JELD-WEN Holding, Inc.*	38,026	612,599
Masonite International Corp.*	17,000	1,322,260
Patrick Industries, Inc.	13,725	840,656
PGT Innovations, Inc.*	32,300	506,464
Quanex Building Products Corp.	14,967	207,742
Resideo Technologies, Inc.*	71,500	837,980
Simpson Manufacturing Co., Inc.	23,819	2,009,371
UFP Industries, Inc.	34,062	1,686,410

		15,717,573

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	36,832	1,337,002
ACCO Brands Corp.	60,986	433,001
Advanced Disposal Services, Inc.*	40,500	1,221,885
Brady Corp., Class A	26,641	1,247,332
BrightView Holdings, Inc.*	17,800	199,360
Brink’s Co. (The)	28,200	1,283,382
Casella Waste Systems, Inc., Class A*	30,700	1,600,084
CECO Environmental Corp.*	16,800	110,712
Cimpress plc (x)*	11,200	855,008
Covanta Holding Corp.	67,100	643,489
Deluxe Corp.	28,061	660,556
Ennis, Inc.	12,456	225,952
Harsco Corp.*	46,500	628,215
Healthcare Services Group, Inc.	39,669	970,304
Heritage-Crystal Clean, Inc.*	8,400	146,664
Herman Miller, Inc.	34,391	811,972
HNI Corp.	26,041	796,073
Interface, Inc.	40,298	328,026
KAR Auction Services, Inc.	74,500	1,025,120
Kimball International, Inc., Class B	20,200	233,512
Knoll, Inc.	26,658	324,961
Matthews International Corp., Class A	18,359	350,657
McGrath RentCorp	13,445	726,164
Mobile Mini, Inc.	24,495	722,603
NL Industries, Inc.	6,245	21,295
PICO Holdings, Inc.*	12,200	102,846
Pitney Bowes, Inc.	105,100	273,260
Quad/Graphics, Inc.	12,800	41,600
SP Plus Corp.*	10,000	207,100
Steelcase, Inc., Class A	47,672	574,924
Team, Inc.*	18,700	104,159

See Notes to Financial Statements.

1336

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tetra Tech, Inc.	33,537	$2,653,447
UniFirst Corp.	8,705	1,557,760
US Ecology, Inc.	17,931	607,502
Viad Corp.	11,124	211,578
VSE Corp.	4,200	131,838

		23,369,343

Construction & Engineering (1.2%)
Aegion Corp.*	20,562	326,319
Ameresco, Inc., Class A*	7,800	216,684
API Group Corp. (m)*	80,800	981,720
Arcosa, Inc.	27,500	1,160,500
Argan, Inc.	7,100	336,398
Comfort Systems USA, Inc.	20,743	845,277
Concrete Pumping Holdings, Inc.*	3,200	11,136
Construction Partners, Inc., Class A (x)*	10,300	182,928
Dycom Industries, Inc.*	17,516	716,229
EMCOR Group, Inc.	34,599	2,288,378
Fluor Corp.	81,300	982,104
Granite Construction, Inc.	26,435	505,966
Great Lakes Dredge & Dock Corp.*	31,200	288,912
HC2 Holdings, Inc.*	5,300	17,702
IES Holdings, Inc.*	6,000	139,020
MasTec, Inc.*	38,062	1,707,842
MYR Group, Inc.*	6,300	201,033
Northwest Pipe Co.*	1,800	45,126
NV5 Global, Inc.*	6,400	325,312
Primoris Services Corp.	21,700	385,392
Sterling Construction Co., Inc.*	8,100	84,807
Tutor Perini Corp.*	42,595	518,807
WillScot Corp.*	29,200	358,868

		12,626,460

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	3,000	105,900
American Superconductor Corp.*	2,600	21,138
Atkore International Group, Inc.*	26,200	716,570
AZZ, Inc.	14,586	500,591
Bloom Energy Corp., Class A (x)*	36,000	391,680
Encore Wire Corp.	11,628	567,679
EnerSys	25,039	1,612,011
FuelCell Energy, Inc. (x)*	147,000	332,220
LSI Industries, Inc.	1,300	8,411
Plug Power, Inc. (x)*	169,800	1,394,058
Powell Industries, Inc.	5,100	139,689
Preformed Line Products Co.	400	20,004
Sunrun, Inc.*	67,000	1,321,240
Thermon Group Holdings, Inc.*	18,400	268,088
TPI Composites, Inc.*	16,300	380,931
Ultralife Corp.*	600	4,206
Vicor Corp.*	9,400	676,330
Vivint Solar, Inc. (x)*	44,500	440,550

		8,901,296

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	20,826	447,967

Machinery (3.5%)
Alamo Group, Inc.	5,400	554,256
Albany International Corp., Class A	16,391	962,316
Altra Industrial Motion Corp.	33,531	1,068,298
Astec Industries, Inc.	10,543	488,246
Barnes Group, Inc.	29,106	1,151,433
Blue Bird Corp.*	8,700	130,413
Chart Industries, Inc.*	19,421	941,724
CIRCOR International, Inc.*	11,609	295,797
Columbus McKinnon Corp.	11,100	371,295
Douglas Dynamics, Inc.	12,500	439,000
Energy Recovery, Inc.*	24,700	187,596
Enerpac Tool Group Corp.	32,513	572,229
EnPro Industries, Inc.	12,954	638,503
ESCO Technologies, Inc.	14,552	1,230,081
Evoqua Water Technologies Corp.*	42,270	786,222
ExOne Co. (The) (x)*	1,300	11,115
Federal Signal Corp.	34,400	1,022,712
Franklin Electric Co., Inc.	26,452	1,389,259
Gencor Industries, Inc.*	1,000	12,640
Gorman-Rupp Co. (The)	8,737	271,546
Graham Corp.	6,900	87,906
Greenbrier Cos., Inc. (The)	16,300	370,825
Helios Technologies, Inc.	20,950	780,388
Hillenbrand, Inc.	41,438	1,121,727
Hurco Cos., Inc.	2,900	81,113
Hyster-Yale Materials Handling, Inc.	4,900	189,434
John Bean Technologies Corp.	18,031	1,551,027
Kadant, Inc.	6,200	617,892
Kennametal, Inc.	44,700	1,283,337
L B Foster Co., Class A*	900	11,493
Lindsay Corp.	6,075	560,176
Luxfer Holdings plc	15,400	217,910
Lydall, Inc.*	9,200	124,752
Manitowoc Co., Inc. (The)*	19,375	210,800
Mayville Engineering Co., Inc.*	400	3,160
Meritor, Inc.*	47,235	935,253
Miller Industries, Inc.	6,800	202,436
Mueller Industries, Inc.	32,514	864,222
Mueller Water Products, Inc., Class A	89,493	843,919
Navistar International Corp.*	28,600	806,520
NN, Inc.	17,600	83,424
Omega Flex, Inc.	1,800	190,440
Park-Ohio Holdings Corp.	6,400	106,176
Proto Labs, Inc.*	16,900	1,900,743
RBC Bearings, Inc.*	14,700	1,970,388
REV Group, Inc.	32,000	195,200
Rexnord Corp.	59,600	1,737,340
Shyft Group, Inc. (The)	15,400	259,336
SPX Corp.*	23,500	967,025
SPX FLOW, Inc.*	29,200	1,093,248
Standex International Corp.	7,279	418,906
Tennant Co.	11,231	730,127
Terex Corp.	35,900	673,843
TriMas Corp.*	26,900	644,255
Wabash National Corp.	34,300	364,266
Watts Water Technologies, Inc., Class A	16,359	1,325,079
Welbilt, Inc.*	73,500	447,615

		36,496,382

Marine (0.1%)
Costamare, Inc.	37,100	206,276
Eagle Bulk Shipping, Inc.*	11,600	25,404
Genco Shipping & Trading Ltd. (x)	12,300	77,244

See Notes to Financial Statements.

1337

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Matson, Inc.	24,800	$721,680
Safe Bulkers, Inc.*	4,600	5,612
Scorpio Bulkers, Inc.	6,250	95,625

		1,131,841

Professional Services (1.3%)
Acacia Research Corp.*	36,341	148,635
ASGN, Inc.*	29,200	1,947,056
Barrett Business Services, Inc.	4,100	217,833
BG Staffing, Inc.	500	5,660
CBIZ, Inc.*	27,400	656,778
CRA International, Inc.	4,600	181,700
Exponent, Inc.	29,292	2,370,602
Forrester Research, Inc.*	5,000	160,200
Franklin Covey Co.*	8,900	190,460
GP Strategies Corp.*	6,800	58,344
Heidrick & Struggles International, Inc.	10,600	229,172
Huron Consulting Group, Inc.*	12,444	550,647
ICF International, Inc.	10,400	674,232
Insperity, Inc.	21,374	1,383,539
Kelly Services, Inc., Class A	16,534	261,485
Kforce, Inc.	12,100	353,925
Korn Ferry	32,852	1,009,542
Mastech Digital, Inc.*	1,600	41,488
Mistras Group, Inc.*	12,800	50,560
Red Violet, Inc. (x)*	900	15,876
Resources Connection, Inc.	18,195	217,794
TriNet Group, Inc.*	28,100	1,712,414
TrueBlue, Inc.*	24,015	366,709
Upwork, Inc.*	53,500	772,540
Willdan Group, Inc.*	3,400	85,034

		13,662,225

Road & Rail (0.6%)
ArcBest Corp.	15,400	408,254
Avis Budget Group, Inc. (x)*	33,300	762,237
Covenant Transportation Group, Inc., Class A*	8,700	125,541
Daseke, Inc.*	5,500	21,615
Heartland Express, Inc.	29,355	611,171
Hertz Global Holdings, Inc. (x)*	272,848	384,716
Marten Transport Ltd.	21,916	551,406
PAM Transportation Services, Inc.*	200	6,150
Saia, Inc.*	13,800	1,534,284
Universal Logistics Holdings, Inc.	4,600	79,948
US Xpress Enterprises, Inc., Class A*	3,300	19,800
Werner Enterprises, Inc.	35,166	1,530,776

		6,035,898

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc. (x)*	2,600	20,202
Applied Industrial Technologies, Inc.	20,888	1,303,202
Beacon Roofing Supply, Inc.*	37,976	1,001,427
BMC Stock Holdings, Inc.*	46,400	1,166,496
CAI International, Inc.*	7,500	124,950
DXP Enterprises, Inc.*	10,200	203,082
EVI Industries, Inc.*	500	10,855
Foundation Building Materials, Inc.*	14,900	232,589
GATX Corp.	23,100	1,408,638
General Finance Corp.*	1,900	12,749
GMS, Inc.*	22,400	550,816
H&E Equipment Services, Inc.	17,900	330,792
Herc Holdings, Inc.*	13,900	427,147
Kaman Corp.	16,392	681,907
Lawson Products, Inc.*	1,900	61,294
MRC Global, Inc.*	58,200	343,962
Nesco Holdings, Inc.*	1,600	6,432
NOW, Inc.*	60,500	522,115
Rush Enterprises, Inc., Class A	16,900	700,674
Rush Enterprises, Inc., Class B	4,500	160,470
SiteOne Landscape Supply, Inc.*	24,100	2,746,677
Systemax, Inc.	10,771	221,237
Textainer Group Holdings Ltd.*	29,800	243,764
Titan Machinery, Inc.*	9,600	104,256
Transcat, Inc.*	600	15,516
Triton International Ltd.	29,200	883,008
Veritiv Corp.*	3,100	52,576
WESCO International, Inc.*	32,292	1,133,772
Willis Lease Finance Corp.*	1,100	26,708

		14,697,313

Total Industrials		148,244,637

Information Technology (13.6%)
Communications Equipment (1.0%)
Acacia Communications, Inc.*	21,200	1,424,428
ADTRAN, Inc.	23,906	261,292
Applied Optoelectronics, Inc. (x)*	20,700	225,009
CalAmp Corp.*	23,100	185,031
Calix, Inc.*	30,000	447,000
Cambium Networks Corp.*	600	4,416
Casa Systems, Inc.*	33,800	140,608
Clearfield, Inc.*	8,300	115,868
Comtech Telecommunications Corp.	16,400	276,996
DASAN Zhone Solutions, Inc.*	3,500	31,255
Digi International, Inc.*	18,100	210,865
Extreme Networks, Inc.*	57,500	249,550
Genasys, Inc.*	3,400	16,524
Harmonic, Inc.*	54,259	257,730
Infinera Corp.*	86,261	510,665
Inseego Corp. (x)*	57,900	671,640
InterDigital, Inc.	19,925	1,128,353
KVH Industries, Inc.*	3,100	27,683
NETGEAR, Inc.*	18,629	482,305
NetScout Systems, Inc.*	40,654	1,039,116
PCTEL, Inc.*	1,400	9,352
Plantronics, Inc. (x)	19,059	279,786
Resonant, Inc.*	7,800	18,174
Ribbon Communications, Inc.*	46,048	180,969
Viavi Solutions, Inc.*	132,700	1,690,598

		9,885,213

Electronic Equipment, Instruments & Components (2.3%)
Akoustis Technologies, Inc. (x)*	23,900	198,131
Arlo Technologies, Inc.*	63,390	163,546
Badger Meter, Inc.	17,060	1,073,415
Bel Fuse, Inc., Class B	6,800	72,964
Belden, Inc.	25,035	814,889
Benchmark Electronics, Inc.	28,448	614,477
CTS Corp.	18,000	360,720
Daktronics, Inc.	32,200	140,070

See Notes to Financial Statements.

1338

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ePlus, Inc.*	7,300	$515,964
Fabrinet*	20,000	1,248,400
FARO Technologies, Inc.*	10,567	566,391
Fitbit, Inc., Class A*	127,100	821,066
II-VI, Inc.*	51,971	2,454,071
Insight Enterprises, Inc.*	20,443	1,005,796
Intellicheck, Inc.*	2,400	18,120
Iteris, Inc.*	11,000	52,305
Itron, Inc.*	23,100	1,530,375
Kimball Electronics, Inc.*	15,600	211,224
Knowles Corp.*	50,700	773,682
Luna Innovations, Inc.*	2,600	15,184
Methode Electronics, Inc.	20,900	653,334
MTS Systems Corp.	13,902	244,536
Napco Security Technologies, Inc.*	7,800	182,442
nLight, Inc.*	19,300	429,618
Novanta, Inc.*	19,300	2,060,661
OSI Systems, Inc.*	10,068	751,476
PAR Technology Corp. (x)*	11,500	344,195
PC Connection, Inc.	5,400	250,344
Plexus Corp.*	19,175	1,352,988
Powerfleet, Inc.*	1,800	8,316
Research Frontiers, Inc.*	1,900	7,714
Rogers Corp.*	10,384	1,293,846
Sanmina Corp.*	42,200	1,056,688
ScanSource, Inc.*	15,039	362,289
TTM Technologies, Inc.*	52,901	627,406
Vishay Intertechnology, Inc.	76,500	1,168,155
Vishay Precision Group, Inc.*	8,300	204,014
Wrap Technologies, Inc. (x)*	32,800	343,744

		23,992,556

IT Services (2.0%)
Brightcove, Inc.*	24,500	193,060
Cardtronics plc, Class A*	25,900	621,082
Cass Information Systems, Inc.	9,478	369,926
Conduent, Inc.*	97,900	233,981
CSG Systems International, Inc.	18,365	760,128
Endurance International Group Holdings, Inc.*	59,500	239,785
EVERTEC, Inc.	37,900	1,064,990
Evo Payments, Inc., Class A*	23,900	545,637
ExlService Holdings, Inc.*	18,700	1,185,580
GreenSky, Inc., Class A*	13,300	65,170
Grid Dynamics Holdings, Inc.*	5,300	36,570
GTT Communications, Inc. (x)*	25,900	211,344
Hackett Group, Inc. (The)	15,719	212,835
I3 Verticals, Inc., Class A (x)*	9,000	272,250
Information Services Group, Inc.*	4,900	10,143
International Money Express, Inc. (x)*	9,700	120,862
KBR, Inc.	82,500	1,860,375
Limelight Networks, Inc.*	65,500	482,080
LiveRamp Holdings, Inc.*	37,785	1,604,729
ManTech International Corp., Class A	14,141	968,517
MAXIMUS, Inc.	36,868	2,597,351
MoneyGram International, Inc. (x)*	53,600	172,056
NIC, Inc.	36,455	837,007
Paysign, Inc. (x)*	32,600	316,546
Perficient, Inc.*	21,700	776,426
Perspecta, Inc.	80,300	1,865,369
PFSweb, Inc. (x)*	2,800	18,704
Repay Holdings Corp.*	21,100	519,693
ServiceSource International, Inc.*	4,700	7,426
StarTek, Inc.*	4,000	20,320
Sykes Enterprises, Inc.*	21,699	600,194
TTEC Holdings, Inc.	7,425	345,708
Tucows, Inc., Class A (x)*	3,800	217,816
Unisys Corp.*	24,264	264,720
Verra Mobility Corp.*	71,700	737,076
Virtusa Corp.*	16,500	535,755

		20,891,211

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Energy Industries, Inc.*	22,703	1,539,036
Alpha & Omega Semiconductor Ltd.*	17,800	193,664
Ambarella, Inc.*	18,400	842,720
Amkor Technology, Inc.*	57,800	711,518
Atomera, Inc. (x)*	4,800	43,200
Axcelis Technologies, Inc.*	16,700	465,095
AXT, Inc.*	18,000	85,680
Brooks Automation, Inc.	39,150	1,731,996
Cabot Microelectronics Corp.	17,980	2,508,929
CEVA, Inc.*	11,400	426,588
Cohu, Inc.	22,631	392,422
CyberOptics Corp.*	1,500	48,315
Diodes, Inc.*	21,908	1,110,736
DSP Group, Inc.*	11,200	177,856
FormFactor, Inc.*	39,481	1,157,978
GSI Technology, Inc.*	2,700	19,386
Ichor Holdings Ltd.*	12,400	329,592
Impinj, Inc. (x)*	9,500	260,965
Lattice Semiconductor Corp.*	77,500	2,200,225
MACOM Technology Solutions Holdings, Inc.*	23,213	797,367
MaxLinear, Inc.*	41,693	894,732
NeoPhotonics Corp.*	27,400	243,312
NVE Corp.	2,943	181,966
Onto Innovation, Inc.*	23,632	804,433
PDF Solutions, Inc.*	14,000	273,840
Photronics, Inc.*	35,100	390,663
Pixelworks, Inc.*	3,700	11,951
Power Integrations, Inc.	18,624	2,200,053
Rambus, Inc.*	62,400	948,480
Semtech Corp.*	37,096	1,937,153
Silicon Laboratories, Inc.*	23,700	2,376,399
SiTime Corp.*	3,200	151,712
SMART Global Holdings, Inc.*	9,500	258,210
SunPower Corp. (x)*	31,500	241,290
Synaptics, Inc.*	20,137	1,210,636
Ultra Clean Holdings, Inc.*	22,200	502,386
Veeco Instruments, Inc.*	26,786	361,343

		28,031,827

Software (5.4%)
8x8, Inc.*	50,600	809,600
A10 Networks, Inc.*	31,700	215,877
ACI Worldwide, Inc.*	66,216	1,787,170
Agilysys, Inc.*	14,500	260,130
Alarm.com Holdings, Inc.*	26,100	1,691,541
Altair Engineering, Inc., Class A*	21,800	866,550
American Software, Inc., Class A	14,700	231,672

See Notes to Financial Statements.

1339

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Appfolio, Inc., Class A*	10,400	$1,692,184
Appian Corp. (x)*	17,600	902,000
Asure Software, Inc.*	2,200	14,146
Avaya Holdings Corp.*	58,500	723,060
Benefitfocus, Inc.*	26,000	279,760
Blackbaud, Inc.	27,087	1,546,126
Blackline, Inc.*	28,900	2,396,099
Bottomline Technologies DE, Inc.*	23,491	1,192,638
Box, Inc., Class A*	81,100	1,683,636
Cerence, Inc.*	21,200	865,808
ChannelAdvisor Corp.*	18,900	299,376
Cloudera, Inc. (x)*	135,311	1,721,156
CommVault Systems, Inc.*	22,214	859,682
Cornerstone OnDemand, Inc.*	34,800	1,341,888
Digimarc Corp. (x)*	8,800	140,712
Digital Turbine, Inc.*	47,500	597,075
Domo, Inc., Class B*	11,400	366,738
Ebix, Inc. (x)	14,500	324,220
eGain Corp.*	8,300	92,213
Envestnet, Inc.*	30,600	2,250,324
ForeScout Technologies, Inc.*	23,000	487,600
GlobalSCAPE, Inc.	1,000	9,750
GTY Technology Holdings, Inc. (x)*	7,200	29,988
Intelligent Systems Corp. (x)*	4,800	163,584
J2 Global, Inc.*	27,578	1,743,205
LivePerson, Inc.*	40,600	1,682,058
Majesco*	600	4,716
MicroStrategy, Inc., Class A*	5,409	639,831
Mimecast Ltd.*	32,500	1,353,950
Mitek Systems, Inc.*	25,200	242,172
MobileIron, Inc.*	53,900	265,727
Model N, Inc.*	19,700	684,772
OneSpan, Inc.*	27,400	765,282
Park City Group, Inc.*	700	2,961
Ping Identity Holding Corp. (x)*	15,200	487,768
Progress Software Corp.	28,777	1,115,109
PROS Holdings, Inc.*	22,600	1,004,118
Q2 Holdings, Inc.*	28,600	2,453,594
QAD, Inc., Class A	5,100	210,528
Qualys, Inc.*	19,200	1,997,184
Rapid7, Inc.*	27,200	1,387,744
Rimini Street, Inc.*	5,100	26,265
Rosetta Stone, Inc.*	13,700	230,982
SailPoint Technologies Holding, Inc.*	48,500	1,283,795
Sapiens International Corp. NV	14,800	414,104
SeaChange International, Inc.*	7,400	11,174
SecureWorks Corp., Class A*	19,800	226,314
ShotSpotter, Inc. (x)*	6,700	168,840
Smith Micro Software, Inc.*	5,700	25,422
Sprout Social, Inc., Class A (x)*	7,800	210,600
SPS Commerce, Inc.*	19,200	1,442,304
SVMK, Inc.*	68,800	1,619,552
Synchronoss Technologies, Inc.*	19,400	68,482
Telenav, Inc.*	32,600	178,974
Tenable Holdings, Inc.*	35,100	1,046,331
Upland Software, Inc.*	12,700	441,452
Varonis Systems, Inc.*	18,000	1,592,640
Verint Systems, Inc.*	35,751	1,615,230
Veritone, Inc. (x)*	15,100	224,386
VirnetX Holding Corp. (x)	26,900	174,850
Workiva, Inc.*	19,800	1,059,102
Xperi Holding Corp.	58,883	869,113
Yext, Inc.*	62,600	1,039,786
Zix Corp.*	35,600	245,640
Zuora, Inc., Class A*	48,200	614,550

		56,712,910

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp. (x)*	60,700	424,293
Avid Technology, Inc.*	33,500	243,545
Diebold Nixdorf, Inc.*	51,500	312,090
Eastman Kodak Co. (x)*	2,800	6,244
Immersion Corp.*	28,400	176,932
Intevac, Inc.*	1,000	5,460
Quantum Corp.*	4,400	16,984
Super Micro Computer, Inc.*	25,600	726,784

		1,912,332

Total Information Technology		141,426,049

Materials (4.0%)
Chemicals (1.7%)
Advanced Emissions Solutions, Inc.	2,200	10,670
AdvanSix, Inc.*	18,200	213,668
AgroFresh Solutions, Inc.*	3,000	9,090
American Vanguard Corp.	15,100	207,776
Amyris, Inc. (x)*	73,600	314,272
Balchem Corp.	17,985	1,706,057
Chase Corp.	4,100	420,250
Ferro Corp.*	52,173	622,946
FutureFuel Corp.	15,900	190,005
GCP Applied Technologies, Inc.*	40,100	745,058
Hawkins, Inc.	4,500	191,610
HB Fuller Co.	28,859	1,287,111
Ingevity Corp.*	24,100	1,266,937
Innospec, Inc.	13,600	1,050,600
Intrepid Potash, Inc.*	7,200	7,128
Koppers Holdings, Inc.*	10,713	201,833
Kraton Corp.*	17,000	293,760
Kronos Worldwide, Inc.	18,900	196,749
Livent Corp. (x)*	83,771	516,029
Marrone Bio Innovations, Inc.*	4,200	4,914
Minerals Technologies, Inc.	19,850	931,560
Orion Engineered Carbons SA	33,700	356,883
PolyOne Corp.	48,200	1,264,286
PQ Group Holdings, Inc.*	21,400	283,336
Quaker Chemical Corp.	7,400	1,373,810
Rayonier Advanced Materials, Inc.*	28,800	80,928
Sensient Technologies Corp.	25,525	1,331,384
Stepan Co.	11,288	1,096,065
Trecora Resources*	12,000	75,240
Tredegar Corp.	12,529	192,947
Trinseo SA	25,400	562,864
Tronox Holdings plc, Class A	49,000	353,780

		17,359,546

Construction Materials (0.1%)
Forterra, Inc.*	22,100	246,636
Summit Materials, Inc., Class A*	63,188	1,016,063
United States Lime & Minerals, Inc.	500	42,220
US Concrete, Inc.*	13,900	344,720

		1,649,639

See Notes to Financial Statements.

1340

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.2%)
Greif, Inc., Class A	14,700	$505,827
Greif, Inc., Class B	3,800	158,954
Myers Industries, Inc.	17,400	253,170
O-I Glass, Inc.	90,400	811,792
Ranpak Holdings Corp.*	2,400	17,856
UFP Technologies, Inc.*	3,800	167,428

		1,915,027

Metals & Mining (1.5%)
Alcoa Corp.*	108,000	1,213,920
Allegheny Technologies, Inc.*	70,900	722,471
Arconic Corp.*	57,400	799,582
Caledonia Mining Corp. plc	1,400	24,248
Carpenter Technology Corp.	28,500	691,980
Century Aluminum Co.*	33,200	236,716
Cleveland-Cliffs, Inc. (x)	237,804	1,312,678
Coeur Mining, Inc.*	133,936	680,395
Commercial Metals Co.	65,900	1,344,360
Compass Minerals International, Inc.	19,400	945,750
Gold Resource Corp.	51,800	212,898
Haynes International, Inc.	7,833	182,979
Hecla Mining Co.	361,109	1,180,827
Kaiser Aluminum Corp.	10,191	750,261
Materion Corp.	11,445	703,753
Novagold Resources, Inc.*	130,900	1,201,662
Olympic Steel, Inc.	7,600	89,300
Ryerson Holding Corp.*	18,300	103,029
Schnitzer Steel Industries, Inc., Class A	13,000	229,320
SunCoke Energy, Inc.	62,910	186,214
TimkenSteel Corp.*	17,800	69,242
United States Steel Corp. (x)	126,400	912,608
Warrior Met Coal, Inc.	23,900	367,821
Worthington Industries, Inc.	27,480	1,025,004

		15,187,018

Paper & Forest Products (0.5%)
Boise Cascade Co.	22,700	853,747
Clearwater Paper Corp.*	10,038	362,673
Domtar Corp.	31,700	669,187
Louisiana-Pacific Corp.	66,448	1,704,391
Neenah, Inc.	9,500	469,870
P H Glatfelter Co.	28,215	452,851
Schweitzer-Mauduit International, Inc.	16,964	566,767
Verso Corp., Class A	16,100	192,556

		5,272,042

Total Materials		41,383,272

Real Estate (6.9%)
Equity Real Estate Investment Trusts (REITs) (6.1%)
Acadia Realty Trust (REIT)	45,373	588,942
Agree Realty Corp. (REIT)	30,700	2,017,297
Alexander & Baldwin, Inc. (REIT)	42,186	514,247
Alexander’s, Inc. (REIT)	1,175	283,058
Alpine Income Property Trust, Inc. (REIT)	1,000	16,260
American Assets Trust, Inc. (REIT)	24,218	674,229
American Finance Trust, Inc. (REIT)	60,500	480,068
Armada Hoffler Properties, Inc. (REIT)	25,400	252,730
Bluerock Residential Growth REIT, Inc. (REIT)	27,600	223,008
BRT Apartments Corp. (REIT)	4,800	51,936
CareTrust REIT, Inc. (REIT)	54,013	926,863
CatchMark Timber Trust, Inc. (REIT), Class A	22,900	202,665
Chatham Lodging Trust (REIT)	37,100	227,052
CIM Commercial Trust Corp. (REIT)	3,566	38,441
City Office REIT, Inc. (REIT)	44,300	445,658
Clipper Realty, Inc. (REIT)	6,500	52,650
Colony Capital, Inc. (REIT)	280,100	672,240
Columbia Property Trust, Inc. (REIT)	66,100	868,554
Community Healthcare Trust, Inc. (REIT)	8,500	347,650
CoreCivic, Inc. (REIT)	66,400	621,504
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	18,200	166,530
CorePoint Lodging, Inc. (REIT)	37,350	157,244
DiamondRock Hospitality Co. (REIT)	115,298	637,598
Diversified Healthcare Trust (REIT)	133,900	592,508
Easterly Government Properties, Inc. (REIT)	38,100	880,872
EastGroup Properties, Inc. (REIT)	21,727	2,577,039
Essential Properties Realty Trust, Inc. (REIT)	45,400	673,736
Farmland Partners, Inc. (REIT) (x)	28,700	196,595
Four Corners Property Trust, Inc. (REIT)	46,300	1,129,720
Franklin Street Properties Corp. (REIT)	59,999	305,395
Front Yard Residential Corp. (REIT)	32,800	285,360
GEO Group, Inc. (The) (REIT)	70,263	831,211
Getty Realty Corp. (REIT)	26,475	785,778
Gladstone Commercial Corp. (REIT)	15,700	294,375
Gladstone Land Corp. (REIT)	13,400	212,524
Global Medical REIT, Inc. (REIT)	18,400	208,472
Global Net Lease, Inc. (REIT)	47,766	799,125
Healthcare Realty Trust, Inc. (REIT)	84,158	2,464,988
Hersha Hospitality Trust (REIT)	34,219	197,101
Independence Realty Trust, Inc. (REIT)	48,700	559,563
Industrial Logistics Properties Trust (REIT)	44,973	924,195
Innovative Industrial Properties, Inc. (REIT) (x)	9,200	809,784
Investors Real Estate Trust (REIT)	6,949	489,835
iStar, Inc. (REIT)	39,400	485,408
Jernigan Capital, Inc. (REIT) (x)	14,900	203,832
Kite Realty Group Trust (REIT)	47,157	544,192
Lexington Realty Trust (REIT)	165,286	1,743,767
LTC Properties, Inc. (REIT)	21,469	808,737
Macerich Co. (The) (REIT) (x)	81,900	734,643
Mack-Cali Realty Corp. (REIT)	51,100	781,319
Monmouth Real Estate Investment Corp. (REIT)	51,551	746,974
National Health Investors, Inc. (REIT)	23,728	1,440,764
National Storage Affiliates Trust (REIT)	31,400	899,924

See Notes to Financial Statements.

1341

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
New Senior Investment Group, Inc. (REIT)	55,300	$200,186
NexPoint Residential Trust, Inc. (REIT)	9,600	339,360
Office Properties Income Trust (REIT)	26,231	681,219
One Liberty Properties, Inc. (REIT)	9,600	169,152
Pebblebrook Hotel Trust (REIT)	78,412	1,071,108
Physicians Realty Trust (REIT)	107,600	1,885,152
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	1,189,276
Plymouth Industrial REIT, Inc. (REIT)	1,400	17,920
PotlatchDeltic Corp. (REIT)	36,552	1,390,073
Preferred Apartment Communities, Inc. (REIT), Class A	26,600	202,160
PS Business Parks, Inc. (REIT)	11,580	1,533,192
QTS Realty Trust, Inc. (REIT), Class A	34,700	2,223,923
Retail Opportunity Investments Corp. (REIT)	61,700	699,061
Retail Properties of America, Inc. (REIT), Class A	123,700	905,484
Retail Value, Inc. (REIT)	9,049	111,846
RLJ Lodging Trust (REIT)	96,886	914,604
RPT Realty (REIT)	45,200	314,592
Ryman Hospitality Properties, Inc. (REIT)	24,934	862,716
Sabra Health Care REIT, Inc. (REIT)	107,523	1,551,557
Safehold, Inc. (REIT) (x)	10,000	574,900
Saul Centers, Inc. (REIT)	6,200	200,074
Seritage Growth Properties (REIT), Class A (x)*	22,800	259,920
Service Properties Trust (REIT)	94,600	670,714
SITE Centers Corp. (REIT)	88,300	715,230
STAG Industrial, Inc. (REIT)	84,800	2,486,336
Summit Hotel Properties, Inc. (REIT)	53,300	316,069
Sunstone Hotel Investors, Inc. (REIT)	124,778	1,016,941
Tanger Factory Outlet Centers, Inc. (REIT) (x)	51,300	365,769
Terreno Realty Corp. (REIT)	37,300	1,963,472
UMH Properties, Inc. (REIT)	17,600	227,568
Uniti Group, Inc. (REIT)	104,700	978,945
Universal Health Realty Income Trust (REIT)	7,150	568,354
Urban Edge Properties (REIT)	64,100	760,867
Urstadt Biddle Properties, Inc. (REIT), Class A	18,789	223,213
Washington REIT (REIT)	42,117	934,997
Whitestone REIT (REIT)	28,000	203,560
Xenia Hotels & Resorts, Inc. (REIT)	63,000	587,790

		63,391,460

Real Estate Management & Development (0.8%)
Altisource Portfolio Solutions SA*	20,300	299,222
CTO Realty Growth, Inc.	4,200	165,900
Cushman & Wakefield plc*	57,996	722,630
eXp World Holdings, Inc. (x)*	16,300	277,915
Forestar Group, Inc.*	13,033	196,538
FRP Holdings, Inc.*	5,100	206,958
Griffin Industrial Realty, Inc.	1,000	54,170
Kennedy-Wilson Holdings, Inc.	69,624	1,059,677
Marcus & Millichap, Inc.*	18,900	545,454
Maui Land & Pineapple Co., Inc.*	2,100	23,310
Newmark Group, Inc., Class A	84,124	408,843
Rafael Holdings, Inc., Class B*	4,100	58,917
RE/MAX Holdings, Inc., Class A	10,100	317,443
Realogy Holdings Corp. (x)	64,400	477,204
Redfin Corp.*	60,497	2,535,429
RMR Group, Inc. (The), Class A	12,526	369,141
St Joe Co. (The)*	29,000	563,180
Stratus Properties, Inc.*	4,600	91,126
Tejon Ranch Co.*	12,302	177,149
Transcontinental Realty Investors, Inc.*	300	9,006

		8,559,212

Total Real Estate		71,950,672

Utilities (3.6%)
Electric Utilities (0.9%)
ALLETE, Inc.	28,423	1,552,180
El Paso Electric Co.	23,246	1,557,482
Genie Energy Ltd., Class B	10,700	78,752
MGE Energy, Inc.	20,079	1,295,296
Otter Tail Corp.	22,725	881,503
PNM Resources, Inc.	45,881	1,763,666
Portland General Electric Co.	50,632	2,116,924
Spark Energy, Inc., Class A	11,200	79,184

		9,324,987

Gas Utilities (1.2%)
Brookfield Infrastructure Corp., Class A	19,205	874,596
Chesapeake Utilities Corp.	8,950	751,800
New Jersey Resources Corp.	53,822	1,757,288
Northwest Natural Holding Co.	17,142	956,352
ONE Gas, Inc.	30,000	2,311,500
RGC Resources, Inc.	1,200	29,004
South Jersey Industries, Inc.	51,252	1,280,787
Southwest Gas Holdings, Inc.	32,736	2,260,421
Spire, Inc.	29,752	1,955,004

		12,176,752

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	86,300	172,600
Clearway Energy, Inc., Class A	31,000	650,070
Clearway Energy, Inc., Class C	41,682	961,187
Ormat Technologies, Inc.	22,300	1,415,827
Sunnova Energy International, Inc.*	15,100	257,757
TerraForm Power, Inc., Class A	50,600	933,064

		4,390,505

Multi-Utilities (0.6%)
Avista Corp.	36,899	1,342,755
Black Hills Corp.	40,519	2,295,806
NorthWestern Corp.	27,978	1,525,361
Unitil Corp.	11,700	524,394

		5,688,316

Water Utilities (0.5%)
American States Water Co.	20,958	1,647,927
Artesian Resources Corp., Class A	5,500	199,595
Cadiz, Inc. (x)*	13,700	139,192
California Water Service Group	27,600	1,316,520
Consolidated Water Co. Ltd.	11,700	168,831
Global Water Resources, Inc.	4,100	43,214
Middlesex Water Co.	11,300	759,134
Pure Cycle Corp.*	4,500	41,355
SJW Group	14,900	925,439

See Notes to Financial Statements.

1342

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co. (The)	6,300	$302,148

		5,543,355

Total Utilities		37,123,915

Total Common Stocks (98.1%) (Cost $838,134,786)		1,021,165,974

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Internet & Direct Marketing Retail (0.0%)
Overstock.com, Inc. 1.020%	310	5,889

Total Preferred Stock (0.0%) (Cost $6,400)		5,889

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR (r)*	61,700	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR (r)*	19,900	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	82,700	28,532
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	47,700	31,482
Tobira Therapeutics, Inc., CVR (r)(x)*	2,288	102

		60,116

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)*	17,500	7,088
Omthera Pharmaceuticals, Inc., CVR (r)*	5,500	—

		7,088

Total Health Care		67,204

Total Rights (0.0%) (Cost $59,593)		67,204

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (5.2%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $2,800,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $2,856,003. (xx)	$2,800,000	2,800,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $1,100,007, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $1,122,001. (xx)	1,100,000	1,100,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $1,500,014, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $1,666,806. (xx)	1,500,000	1,500,000
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $7,000,381, collateralized by various Common Stocks; total market value $7,779,343. (xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $3,500,019, collateralized by various Common Stocks; total market value $3,889,527. (xx)	3,500,000	3,500,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $24,038,853, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 4/15/21 - 11/15/49; total market value $24,519,582. (xx)	24,038,806	24,038,806
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $12,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $12,240,000. (xx)	12,000,000	12,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $2,400,014, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $2,666,922. (xx)	2,400,000	2,400,000

Total Repurchase Agreements		54,338,806

Total Short-Term Investments (5.2%) (Cost $54,338,806)		54,338,806

Total Investments in Securities (103.3%) (Cost $892,539,585)		1,075,577,873
Other Assets Less Liabilities (-3.3%)		(34,758,755)

Net Assets (100%)		$1,040,819,118

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $1,017,044 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $68,632,161. This was collateralized by $16,211,412 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $54,338,806 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	213	9/2020	USD	15,310,440	551,850

					551,850

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$25,800,793	$—	$—		$25,800,793
Consumer Discretionary	120,074,694	91,182	—		120,165,876
Consumer Staples	34,023,079	—	—		34,023,079
Energy	23,086,314	—	—		23,086,314
Financials	166,872,324	—	—	(a)	166,872,324
Health Care	211,089,043	—	—		211,089,043
Industrials	148,244,637	—	—		148,244,637
Information Technology	141,426,049	—	—		141,426,049
Materials	41,383,272	—	—		41,383,272
Real Estate	71,896,502	54,170	—		71,950,672
Utilities	37,123,915	—	—		37,123,915
Futures	551,850	—	—		551,850
Preferred Stock
Consumer Discretionary	5,889	—	—		5,889
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	67,204		67,204
Short-Term Investments
Repurchase Agreements	—	54,338,806	—		54,338,806

Total Assets	$1,021,578,361	$54,484,158	$67,204		$1,076,129,723

Total Liabilities	$—	$—	$—		$—

Total	$1,021,578,361	$54,484,158	$67,204		$1,076,129,723

(a)	Value is zero.

See Notes to Financial Statements.

1344

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$551,850	*

Total		$551,850

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,498,431)	$(2,498,431)

Total	$(2,498,431)	$(2,498,431)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$457,840	$457,840

Total	$457,840	$457,840

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $11,422,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$135,017,036
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$140,392,930

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$346,545,341
Aggregate gross unrealized depreciation	(165,922,282)

Net unrealized appreciation	$180,623,059

Federal income tax cost of investments in securities and derivative instruments, if applicable	$895,506,664

See Notes to Financial Statements.

1345

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EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $838,163,073)	$1,021,239,067
Repurchase Agreements (Cost $54,338,806)	54,338,806
Cash	16,624,353
Cash held as collateral at broker for futures	2,420,500
Due from Custodian	3,089,705
Dividends, interest and other receivables	928,637
Receivable for securities sold	842,909
Receivable for Portfolio shares sold	290,412
Due from broker for futures variation margin	153,372
Securities lending income receivable	124,086
Other assets	10,374

Total assets	1,100,062,221

LIABILITIES
Payable for return of collateral on securities loaned	54,338,807
Payable for securities purchased	3,653,951
Payable for Portfolio shares redeemed	659,642
Investment management fees payable	211,962
Distribution fees payable – Class IB	179,444
Administrative fees payable	82,093
Distribution fees payable – Class IA	19,233
Accrued expenses	97,971

Total liabilities	59,243,103

NET ASSETS	$1,040,819,118

Net assets were comprised of:
Paid in capital	$810,791,346
Total distributable earnings (loss)	230,027,772

Net assets	$1,040,819,118

Class IA
Net asset value, offering and redemption price per share, $94,663,484 / 9,939,993 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.52

Class IB
Net asset value, offering and redemption price per share, $881,067,189 / 92,433,933 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.53

Class K
Net asset value, offering and redemption price per share, $65,088,445 / 6,830,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.53

(x)	Includes value of securities on loan of $68,632,161.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,113 foreign withholding tax)	$7,407,970
Interest	48,886
Securities lending (net)	797,835

Total income	8,254,691

EXPENSES
Investment management fees	1,264,163
Distribution fees – Class IB	1,070,170
Administrative fees	483,026
Distribution fees – Class IA	117,534
Printing and mailing expenses	45,806
Custodian fees	44,754
Professional fees	39,745
Trustees’ fees	16,707
Miscellaneous	108,381

Total expenses	3,190,286

NET INVESTMENT INCOME (LOSS)	5,064,405

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	47,050,479
Futures contracts	(2,498,431)

Net realized gain (loss)	44,552,048

Change in unrealized appreciation (depreciation) on:
Investments in securities	(203,798,428)
Futures contracts	457,840

Net change in unrealized appreciation (depreciation)	(203,340,588)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(158,788,540)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(153,724,135)

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,064,405	$10,564,572
Net realized gain (loss)	44,552,048	68,376,143
Net change in unrealized appreciation (depreciation)	(203,340,588)	169,798,760

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(153,724,135)	248,739,475

Distributions to shareholders:
Class IA	—	(7,954,612)
Class IB	—	(70,403,314)
Class K	—	(4,936,448)

Total distributions to shareholders	—	(83,294,374)

Tax return of capital:
Class IA	—	(81,513)
Class IB	—	(721,691)
Class K	—	(59,904)

Total	—	(863,108)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [509,832 and 1,688,386 shares, respectively]	4,531,495	18,227,611
Capital shares issued in reinvestment of dividends and distributions [0 and 745,808 shares, respectively]	—	8,036,125
Capital shares repurchased [(952,740) and (2,925,498) shares, respectively]	(8,692,400)	(31,541,675)

Total Class IA transactions	(4,160,905)	(5,277,939)

Class IB
Capital shares sold [4,684,837 and 5,496,570 shares, respectively]	40,765,150	59,403,636
Capital shares issued in reinvestment of dividends and distributions [0 and 6,595,173 shares, respectively]	—	71,125,005
Capital shares repurchased [(4,833,445) and (9,201,385) shares, respectively]	(45,321,251)	(99,917,521)

Total Class IB transactions	(4,556,101)	30,611,120

Class K
Capital shares sold [1,373,194 and 1,086,334 shares, respectively]	11,408,669	11,861,699
Capital shares issued in reinvestment of dividends and distributions [0 and 464,087 shares, respectively]	—	4,996,352
Capital shares repurchased [(877,525) and (946,586) shares, respectively]	(8,110,620)	(10,222,681)

Total Class K transactions	3,298,049	6,635,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,418,957)	31,968,551

TOTAL INCREASE (DECREASE) IN NET ASSETS	(159,143,092)	196,550,544
NET ASSETS:
Beginning of period	1,199,962,210	1,003,411,666

End of period	$1,040,819,118	$1,199,962,210

See Notes to Financial Statements.

1347

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.97		$9.43	$11.86	$11.36	$10.10	$11.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.10	0.11	0.10	0.09
Net realized and unrealized gain (loss)	(1.50)		2.26	(1.38)	1.46	1.98	(0.65)

Total from investment operations	(1.45)		2.36	(1.28)	1.57	2.08	(0.56)

Less distributions:
Dividends from net investment income	—		(0.11)	(0.11)	(0.12)	(0.11)	(0.09)
Distributions from net realized gains	—		(0.70)	(1.04)	(0.95)	(0.71)	(0.95)
Return of capital	—		(0.01)	—	—	—	—

Total dividends and distributions	—		(0.82)	(1.15)	(1.07)	(0.82)	(1.04)

Net asset value, end of period	$9.52		$10.97	$9.43	$11.86	$11.36	$10.10

Total return (b)	(13.22)%		25.25%	(11.34)%	13.96%	20.63%	(4.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,663		$113,909	$102,582	$114,942	$109,797	$82,776
Ratio of expenses to average net assets (a)(f)	0.65%		0.63%	0.64%	0.63%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	0.98%		0.92%	0.84%	0.90%	0.99%	0.77%
Portfolio turnover rate^	13	%(z)	14%	15%	18%	15%	17%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.98		$9.44	$11.87	$11.36	$10.11	$11.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.10	0.11	0.10	0.09
Net realized and unrealized gain (loss)	(1.50)		2.26	(1.38)	1.47	1.97	(0.64)

Total from investment operations	(1.45)		2.36	(1.28)	1.58	2.07	(0.55)

Less distributions:
Dividends from net investment income	—		(0.11)	(0.11)	(0.12)	(0.11)	(0.09)
Distributions from net realized gains	—		(0.70)	(1.04)	(0.95)	(0.71)	(0.95)
Return of capital	—		(0.01)	—	—	—	—

Total dividends and distributions	—		(0.82)	(1.15)	(1.07)	(0.82)	(1.04)

Net asset value, end of period	$9.53		$10.98	$9.44	$11.87	$11.36	$10.11

Total return (b)	(13.21)%		25.22%	(11.33)%	14.05%	20.51%	(4.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$881,067		$1,016,600	$846,806	$1,013,833	$934,933	$823,229
Ratio of expenses to average net assets (a)(f)	0.65%		0.63%	0.64%	0.63%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	0.99%		0.92%	0.84%	0.90%	0.97%	0.77%
Portfolio turnover rate^	13	%(z)	14%	15%	18%	15%	17%

See Notes to Financial Statements.

1348

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.96		$9.43	$11.85	$11.35	$10.10	$11.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.13	0.13	0.14	0.13	0.09
Net realized and unrealized gain (loss)	(1.49)		2.25	(1.37)	1.46	1.97	(0.62)

Total from investment operations	(1.43)		2.38	(1.24)	1.60	2.10	(0.53)

Less distributions:
Dividends from net investment income	—		(0.14)	(0.14)	(0.15)	(0.14)	(0.12)
Distributions from net realized gains	—		(0.70)	(1.04)	(0.95)	(0.71)	(0.95)
Return of capital	—		(0.01)	—	—	—	—

Total dividends and distributions	—		(0.85)	(1.18)	(1.10)	(0.85)	(1.07)

Net asset value, end of period	$9.53		$10.96	$9.43	$11.85	$11.35	$10.10

Total return (b)	(13.05)%		25.44%	(11.01)%	14.24%	20.83%	(4.38)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,088		$69,453	$54,023	$60,084	$49,944	$44,370
Ratio of expenses to average net assets (a)(f)	0.40%		0.38%	0.39%	0.38%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	1.24%		1.18%	1.09%	1.15%	1.22%	1.02%
Portfolio turnover rate^	13	%(z)	14%	15%	18%	15%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1349

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	39.1%
Consumer Discretionary	20.0
Communication Services	17.7
Health Care	11.4
Industrials	7.5
Financials	3.1
Repurchase Agreements	1.4
Investment Companies	0.9
Materials	0.6
Utilities	0.1
Cash and Other	(1.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,092.10	$5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	1,092.24	5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class K
Actual	1,000.00	1,093.57	3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1350

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (17.7%)
Entertainment (4.4%)
Activision Blizzard, Inc.	46,200	$3,506,580
Netflix, Inc.*	101,056	45,984,522
Sea Ltd. (ADR) (x)*	134,500	14,423,780
Spotify Technology SA*	70,600	18,228,214

		82,143,096

Interactive Media & Services (13.3%)
Alphabet, Inc., Class A*	37,096	52,603,983
Alphabet, Inc., Class C*	31,588	44,653,113
Facebook, Inc., Class A*	405,631	92,106,631
IAC/InterActiveCorp*	44,448	14,374,483
Match Group, Inc. (x)*	78,828	8,438,537
Snap, Inc., Class A*	808,982	19,002,987
Tencent Holdings Ltd.	269,700	17,323,858

		248,503,592

Total Communication Services		330,646,688

Consumer Discretionary (20.0%)
Auto Components (0.5%)
Aptiv plc	127,243	9,914,774

Automobiles (0.8%)
Ferrari NV	90,058	15,400,819

Hotels, Restaurants & Leisure (1.4%)
Chipotle Mexican Grill, Inc.*	12,719	13,384,967
DraftKings, Inc., Class A (x)*	119,596	3,977,763
Wynn Resorts Ltd.	112,256	8,361,949

		25,724,679

Internet & Direct Marketing Retail (14.3%)
Alibaba Group Holding Ltd. (ADR)*	232,531	50,156,937
Amazon.com, Inc.*	73,143	201,788,372
Booking Holdings, Inc.*	9,479	15,093,791

		267,039,100

Multiline Retail (0.2%)
Dollarama, Inc.	120,140	3,996,407

Specialty Retail (1.8%)
CarMax, Inc.*	54,359	4,867,848
Carvana Co. (x)*	86,533	10,401,267
Ross Stores, Inc.	204,340	17,417,942

		32,687,057

Textiles, Apparel & Luxury Goods (1.0%)
Lululemon Athletica, Inc.*	58,700	18,314,987

Total Consumer Discretionary		373,077,823

Financials (3.1%)
Capital Markets (2.1%)
Cboe Global Markets, Inc.	50,800	4,738,624
Goldman Sachs Group, Inc. (The)	44,100	8,715,042
MSCI, Inc.	11,776	3,931,064
S&P Global, Inc.	39,663	13,068,165
TD Ameritrade Holding Corp.	43,472	1,581,512
Tradeweb Markets, Inc., Class A	66,448	3,863,287
XP, Inc., Class A*	54,506	2,289,797

		38,187,491

Insurance (1.0%)
Chubb Ltd.	153,316	19,412,872

Total Financials		57,600,363

Health Care (11.4%)
Biotechnology (2.5%)
AbbVie, Inc.	99,300	9,749,274
Argenx SE (ADR)*	8,774	1,976,168
Incyte Corp.*	93,034	9,672,745
Vertex Pharmaceuticals, Inc.*	87,378	25,366,707

		46,764,894

Health Care Equipment & Supplies (3.0%)
Alcon, Inc.*	148,078	8,484,310
Align Technology, Inc.*	7,607	2,087,665
Intuitive Surgical, Inc.*	44,644	25,439,491
Stryker Corp.	107,099	19,298,169

		55,309,635

Health Care Providers & Services (5.9%)
Anthem, Inc.	66,961	17,609,404
Centene Corp.*	273,445	17,377,430
Cigna Corp.	118,137	22,168,408
HCA Healthcare, Inc.	112,512	10,920,414
Humana, Inc.	14,700	5,699,925
UnitedHealth Group, Inc.	122,500	36,131,375

		109,906,956

Total Health Care		211,981,485

Industrials (7.5%)
Aerospace & Defense (0.5%)
Teledyne Technologies, Inc.*	30,964	9,628,256

Commercial Services & Supplies (0.7%)
Cintas Corp.	47,938	12,768,766

Industrial Conglomerates (1.5%)
General Electric Co.	1,269,000	8,667,270
Roper Technologies, Inc.	51,505	19,997,331

		28,664,601

Machinery (2.1%)
Cummins, Inc.	52,800	9,148,128
Fortive Corp.	188,666	12,765,142
Parker-Hannifin Corp.	44,900	8,228,823
Westinghouse Air Brake Technologies Corp.	150,676	8,674,417

		38,816,510

Professional Services (1.8%)
Equifax, Inc.	75,079	12,904,578
TransUnion	230,397	20,053,755

		32,958,333

Road & Rail (0.9%)
JB Hunt Transport Services, Inc.	67,478	8,120,302
Union Pacific Corp.	46,900	7,929,383

		16,049,685

Total Industrials		138,886,151

See Notes to Financial Statements.

1351

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (39.1%)
IT Services (11.9%)
Fidelity National Information Services, Inc.	246,202	$33,013,226
Fiserv, Inc.*	235,333	22,973,208
Global Payments, Inc.	115,844	19,649,459
Mastercard, Inc., Class A	180,349	53,329,199
PayPal Holdings, Inc.*	188,881	32,908,737
Visa, Inc., Class A	307,664	59,431,455

		221,305,284

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	246,800	12,984,148
ASML Holding NV (Registered) (NYRS)	61,700	22,707,451
Marvell Technology Group Ltd.	507,308	17,786,219
NVIDIA Corp.	44,100	16,754,031

		70,231,849

Software (18.6%)
Adobe, Inc.*	33,400	14,539,354
Avalara, Inc.*	39,400	5,243,746
Crowdstrike Holdings, Inc., Class A*	67,854	6,805,078
Datadog, Inc., Class A (x)*	113,700	9,886,215
Intuit, Inc.	94,349	27,945,230
Microsoft Corp.	810,531	164,951,164
Paycom Software, Inc.*	38,500	11,924,605
salesforce.com, Inc.*	202,465	37,927,768
ServiceNow, Inc.*	53,227	21,560,129
Slack Technologies, Inc., Class A*	216,305	6,724,922
Splunk, Inc.*	112,965	22,446,146
Temenos AG (Registered) (x)	58,476	9,066,472
Workday, Inc., Class A*	39,356	7,373,740

		346,394,569

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	247,155	90,162,144

Total Information Technology		728,093,846

Materials (0.6%)
Chemicals (0.6%)
Linde plc	48,763	10,343,120

Total Materials		10,343,120

Utilities (0.1%)
Multi-Utilities (0.1%)
Sempra Energy	24,056	2,820,085

Total Utilities		2,820,085

Total Common Stocks (99.5%) (Cost $939,512,894)		1,853,449,561

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	15,554,411	15,568,410

Total Investment Companies		16,568,410

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $2,200,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $2,244,002. (xx)	$2,200,000	2,200,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $900,006, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $918,000. (xx)	900,000	900,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $2,000,018, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $2,222,407. (xx)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $10,486,289, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $10,695,994. (xx)	10,486,268	10,486,268
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $4,400,024, collateralized by various Common Stocks; total market value $4,889,691. (xx)	4,400,000	4,400,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $4,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 4/15/21-11/15/49; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $2,400,014, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $2,666,922. (xx)	2,400,000	2,400,000

Total Repurchase Agreements		26,386,268

See Notes to Financial Statements.

1352

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Value (Note 1)
Total Short-Term Investments (2.3%) (Cost $42,954,678)	$42,954,678

Total Investments in Securities (101.8%) (Cost $982,467,572)	1,896,404,239
Other Assets Less Liabilities (-1.8%)	(33,162,839)

Net Assets (100%)	$1,863,241,400

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $33,223,737. This was collateralized by $6,209,666 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 7/30/20 - 2/15/49 and by cash of $27,386,268 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$313,322,830	$17,323,858	$—	$330,646,688
Consumer Discretionary	373,077,823	—	—	373,077,823
Financials	57,600,363	—	—	57,600,363
Health Care	203,497,175	8,484,310	—	211,981,485
Industrials	138,886,151	—	—	138,886,151
Information Technology	719,027,374	9,066,472	—	728,093,846
Materials	10,343,120	—	—	10,343,120
Utilities	2,820,085	—	—	2,820,085
Short-Term Investments
Investment Companies	16,568,410	—	—	16,568,410
Repurchase Agreements	—	26,386,268	—	26,386,268

Total Assets	$1,835,143,331	$61,260,908	$—	$1,896,404,239

Total Liabilities	$—	$—	$—	$—

Total	$1,835,143,331	$61,260,908	$—	$1,896,404,239

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$428,876,059
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$444,061,225

See Notes to Financial Statements.

1353

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$939,261,690
Aggregate gross unrealized depreciation	(25,647,332)

Net unrealized appreciation	$913,614,358

Federal income tax cost of investments in securities and derivative instruments, if applicable	$982,789,881

For the six months ended June 30, 2020, the Portfolio incurred approximately $1,078 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $956,081,304)	$1,870,017,971
Repurchase Agreements (Cost $26,386,268)	26,386,268
Cash	32,698,000
Foreign cash (Cost $65,050)	65,050
Receivable for securities sold	12,805,652
Receivable for Portfolio shares sold	478,506
Dividends, interest and other receivables	249,002
Securities lending income receivable	72,064
Other assets	20,481

Total assets	1,942,792,994

LIABILITIES
Payable for securities purchased	49,945,415
Payable for return of collateral on securities loaned	27,386,269
Investment management fees payable	948,252
Payable for Portfolio shares redeemed	725,162
Distribution fees payable – Class IB	280,455
Administrative fees payable	145,709
Distribution fees payable – Class IA	49,089
Accrued expenses	71,243

Total liabilities	79,551,594

NET ASSETS	$1,863,241,400

Net assets were comprised of:
Paid in capital	$919,691,057
Total distributable earnings (loss)	943,550,343

Net assets	$1,863,241,400

Class IA
Net asset value, offering and redemption price per share, $242,763,187 / 4,053,926 shares outstanding (unlimited amount authorized: $0.01 par value)	$59.88

Class IB
Net asset value, offering and redemption price per share, $1,389,341,274 / 23,510,615 shares outstanding (unlimited amount authorized: $0.01 par value)	$59.09

Class K
Net asset value, offering and redemption price per share, $231,136,939 / 3,767,101 shares outstanding (unlimited amount authorized: $0.01 par value)	$61.36

(x)	Includes value of securities on loan of $33,223,737.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $49,916 foreign withholding tax)	$4,723,290
Income from non-cash dividends	1,207,799
Interest	43,897
Securities lending (net)	234,419

Total income	6,209,405

EXPENSES
Investment management fees	6,037,266
Distribution fees – Class IB	1,555,025
Administrative fees	802,233
Distribution fees – Class IA	276,183
Printing and mailing expenses	70,182
Professional fees	50,279
Custodian fees	43,519
Trustees’ fees	26,531
Miscellaneous	17,968

Gross expenses	8,879,186
Less: Waiver from investment manager	(748,697)

Net expenses	8,130,489

NET INVESTMENT INCOME (LOSS)	(1,921,084)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	18,327,274
Foreign currency transactions	(6,040)

Net realized gain (loss)	18,321,234

Change in unrealized appreciation (depreciation) on:
Investments in securities	142,228,178
Foreign currency translations	108

Net change in unrealized appreciation (depreciation)	142,228,286

NET REALIZED AND UNREALIZED GAIN (LOSS)	160,549,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,628,436

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,921,084)	$(2,645,505)
Net realized gain (loss)	18,321,234	48,954,250
Net change in unrealized appreciation (depreciation)	142,228,286	361,218,335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	158,628,436	407,527,080

Distributions to shareholders:
Class IA	—	(5,066,997)
Class IB	—	(28,408,719)
Class K	—	(4,881,137)

Total distributions to shareholders	—	(38,356,853)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [206,009 and 642,186 shares, respectively]	10,927,747	31,631,746
Capital shares issued in reinvestment of distributions [0 and 95,067 shares, respectively]	—	5,066,997
Capital shares repurchased [(296,579) and (450,498) shares, respectively]	(15,494,090)	(22,964,955)

Total Class IA transactions	(4,566,343)	13,733,788

Class IB
Capital shares sold [1,266,149 and 2,035,723 shares, respectively]	66,632,444	101,316,753
Capital shares issued in reinvestment of distributions [0 and 540,098 shares, respectively]	—	28,408,719
Capital shares repurchased [(1,117,950) and (1,510,615) shares, respectively]	(58,558,351)	(75,289,951)

Total Class IB transactions	8,074,093	54,435,521

Class K
Capital shares sold [476,942 and 124,743 shares, respectively]	24,578,524	6,392,790
Capital shares issued in reinvestment of dividends and distributions [0 and 89,529 shares, respectively]	—	4,881,137
Capital shares repurchased [(673,728) and (793,907) shares, respectively]	(37,120,902)	(40,502,404)

Total Class K transactions	(12,542,378)	(29,228,477)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,034,628)	38,940,832

TOTAL INCREASE (DECREASE) IN NET ASSETS	149,593,808	408,111,059
NET ASSETS:
Beginning of period	1,713,647,592	1,305,536,533

End of period	$1,863,241,400	$1,713,647,592

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018		2017	2016	2015
Net asset value, beginning of period	$54.83		$42.80	$47.14		$38.42	$38.58	$36.32

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.10)	(0.01	)##	(0.03)	(0.07)	(0.15)
Net realized and unrealized gain (loss)	5.12		13.37	(0.47)		12.82	0.59	3.84

Total from investment operations	5.05		13.27	(0.48)		12.79	0.52	3.69

Less distributions:
Distributions from net realized gains	—		(1.24)	(3.86)		(4.07)	(0.68)	(1.43)

Net asset value, end of period	$59.88		$54.83	$42.80		$47.14	$38.42	$38.58

Total return (b)	9.21%		31.11%	(1.61)%		33.35%	1.35%	10.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$242,763		$227,232	$165,111		$167,855	$112,254	$104,350
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%		1.03%	1.08%	1.10%
Before waivers (a)(f)	1.09%		1.10%	1.11%		1.12%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.26)%		(0.20)%	(0.02	)%(aa)	(0.06)%	(0.18)%	(0.38)%
Before waivers (a)(f)	(0.35)%		(0.30)%	(0.12	)%(aa)	(0.15)%	(0.23)%	(0.41)%
Portfolio turnover rate^	26	%(z)	30%	45%		56%	44%	38%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018		2017	2016	2015
Net asset value, beginning of period	$54.10		$42.25	$46.58		$38.00	$38.17	$35.95

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.10)	(0.01	)##	(0.03)	(0.07)	(0.15)
Net realized and unrealized gain (loss)	5.06		13.19	(0.46)		12.68	0.58	3.80

Total from investment operations	4.99		13.09	(0.47)		12.65	0.51	3.65

Less distributions:
Distributions from net realized gains	—		(1.24)	(3.86)		(4.07)	(0.68)	(1.43)

Net asset value, end of period	$59.09		$54.10	$42.25		$46.58	$38.00	$38.17

Total return (b)	9.22%		31.09%	(1.60)%		33.35%	1.34%	10.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,389,341		$1,264,017	$942,026		$917,062	$661,719	$647,977
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%		1.03%	1.08%	1.10%
Before waivers (a)(f)	1.09%		1.10%	1.11%		1.12%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.26)%		(0.20)%	(0.01	)%(aa)	(0.06)%	(0.18)%	(0.38)%
Before waivers (a)(f)	(0.35)%		(0.30)%	(0.12	)%(aa)	(0.15)%	(0.23)%	(0.41)%
Portfolio turnover rate^	26	%(z)	30%	45%		56%	44%	38%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018		2017	2016	2015
Net asset value, beginning of period	$56.11		$43.67	$47.95		$38.93	$38.99	$36.60

Income (loss) from investment operations:
Net investment income (loss) (e)	—		0.02	0.11	##	0.08	0.03	(0.05)
Net realized and unrealized gain (loss)	5.25		13.66	(0.48)		13.01	0.59	3.87

Total from investment operations	5.25		13.68	(0.37)		13.09	0.62	3.82

Less distributions:
Dividends from net investment income	—		—	(0.05)		—	—	—
Distributions from net realized gains	—		(1.24)	(3.86)		(4.07)	(0.68)	(1.43)

Total dividends and distributions	—		(1.24)	(3.91)		(4.07)	(0.68)	(1.43)

Net asset value, end of period	$61.36		$56.11	$43.67		$47.95	$38.93	$38.99

Total return (b)	9.36%		31.43%	(1.36)%		33.69%	1.59%	10.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$231,137		$222,399	$198,399		$249,133	$220,473	$88,004
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%		0.78%	0.83%	0.85%
Before waivers (a)(f)	0.84%		0.85%	0.86%		0.87%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.01)%		0.04%	0.21	%(aa)	0.18%	0.09%	(0.13)%
Before waivers (a)(f)	(0.10)%		(0.06)%	0.11	%(aa)	0.10%	0.04%	(0.16)%
Portfolio turnover rate^	26	%(z)	30%	45%		56%	44%	38%
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.05) and $0.06 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.11% lower.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1358

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Health Care	98.9%
Repurchase Agreements	0.7
Investment Company	0.5
Industrials	0.3
Financials	0.2
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$1,066.76	$6.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.02

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.2%)
Capital Markets (0.1%)
ARYA Sciences Acquisition Corp. II*	7,535	$87,406

Insurance (0.1%)
Selectquote, Inc. (x)*	9,275	234,936

Total Financials		322,342

Health Care (98.8%)
Biotechnology (38.5%)
AbbVie, Inc.	41,654	4,089,590
Abcam plc	16,235	267,919
ACADIA Pharmaceuticals, Inc.*	39,716	1,925,035
Acceleron Pharma, Inc.*	17,626	1,679,229
ADC Therapeutics SA (x)*	2,730	127,791
Adverum Biotechnologies, Inc.*	12,752	266,262
Agenus, Inc. (x)*	19,900	78,207
Agios Pharmaceuticals, Inc.*	9,260	495,225
Aimmune Therapeutics, Inc. (x)*	14,453	241,510
Akero Therapeutics, Inc.*	2,063	51,410
Akouos, Inc.*	6,640	149,400
Alector, Inc.*	6,516	159,251
Alexion Pharmaceuticals, Inc.*	22,046	2,474,443
Alkermes plc*	18,048	350,221
Allakos, Inc. (x)*	263	18,899
Allogene Therapeutics, Inc. (x)*	14,146	605,732
Alnylam Pharmaceuticals, Inc.*	16,791	2,486,915
Amarin Corp. plc (ADR) (x)*	28,224	195,310
Amgen, Inc.	15,078	3,556,297
Apellis Pharmaceuticals, Inc.*	12,501	408,283
Aprea Therapeutics, Inc.*	3,316	128,594
Arcturus Therapeutics Holdings, Inc.*	3,745	175,041
Arcutis Biotherapeutics, Inc.*	3,371	101,939
Ardelyx, Inc.*	17,423	120,567
Argenx SE (ADR)*	11,373	2,561,541
Ascendis Pharma A/S (ADR)*	13,600	2,011,440
Assembly Biosciences, Inc.*	4,047	94,376
Avidity Biosciences, Inc. (x)*	3,223	91,082
Avrobio, Inc.*	3,384	59,051
Beam Therapeutics, Inc. (x)*	1,583	44,324
BeiGene Ltd. (ADR)*	3,800	715,920
BELLUS Health, Inc. (x)*	9,531	98,074
Biogen, Inc.*	6,595	1,764,492
BioMarin Pharmaceutical, Inc.*	10,472	1,291,616
BioNTech SE (ADR)*	1,900	126,806
Bluebird Bio, Inc.*	6,967	425,266
Blueprint Medicines Corp.*	7,845	611,910
Burning Rock Biotech Ltd. (ADR)*	8,454	228,343
CareDx, Inc.*	5,226	185,157
ChemoCentryx, Inc.*	3,435	197,650
Constellation Pharmaceuticals, Inc.*	3,400	102,170
Cortexyme, Inc. (x)*	1,000	46,300
CRISPR Therapeutics AG*	4,055	298,002
Cyclerion Therapeutics, Inc.*	5,500	32,505
Deciphera Pharmaceuticals, Inc.*	7,138	426,281
Denali Therapeutics, Inc.*	11,076	267,818
Dicerna Pharmaceuticals, Inc.*	15,956	405,282
Enanta Pharmaceuticals, Inc.*	6,953	349,110
Epizyme, Inc.*	9,515	152,811
Esperion Therapeutics, Inc. (x)*	1,800	92,358
Exact Sciences Corp.*	17,904	1,556,574
Exelixis, Inc.*	63,228	1,501,033
Fate Therapeutics, Inc.*	7,930	272,078
FibroGen, Inc.*	14,200	575,526
G1 Therapeutics, Inc.*	3,588	87,045
Generation Bio Co.*	8,804	184,884
Global Blood Therapeutics, Inc. (x)*	11,032	696,450
Gritstone Oncology, Inc.*	4,900	32,536
Halozyme Therapeutics, Inc.*	3,800	101,878
Homology Medicines, Inc.*	8,704	132,214
IGM Biosciences, Inc. (x)*	3,836	280,028
Immunomedics, Inc.*	19,568	693,490
Incyte Corp.*	31,773	3,303,439
Insmed, Inc.*	22,404	617,006
Intellia Therapeutics, Inc. (x)*	6,196	130,240
Intercept Pharmaceuticals, Inc.*	2,111	101,138
Invitae Corp. (x)*	5,200	157,508
Ionis Pharmaceuticals, Inc.*	19,773	1,165,816
Iovance Biotherapeutics, Inc.*	36,048	989,518
IVERIC bio, Inc.*	25,286	128,959
Kadmon Holdings, Inc.*	30,775	157,568
Karuna Therapeutics, Inc.*	5,995	668,203
Karyopharm Therapeutics, Inc.*	8,529	161,539
Kodiak Sciences, Inc.*	14,338	775,973
Krystal Biotech, Inc.*	4,342	179,846
Legend Biotech Corp. (ADR) (x)*	2,847	121,168
Madrigal Pharmaceuticals, Inc.*	1,000	113,250
Mersana Therapeutics, Inc.*	4,840	113,256
Mirati Therapeutics, Inc.*	5,401	616,632
Moderna, Inc.*	6,889	442,343
Momenta Pharmaceuticals, Inc.*	11,172	371,692
MorphoSys AG*	1,817	229,515
Neurocrine Biosciences, Inc.*	16,049	1,957,978
Novavax, Inc. (x)*	1,500	125,025
Orchard Therapeutics plc (ADR)*	7,466	44,796
Passage Bio, Inc.*	2,271	62,066
PhaseBio Pharmaceuticals, Inc. (x)*	6,060	27,876
Principia Biopharma, Inc.*	5,254	314,137
Protagonist Therapeutics, Inc.*	8,103	143,099
PTC Therapeutics, Inc.*	6,442	326,867
Puma Biotechnology, Inc.*	9,700	101,171
Radius Health, Inc.*	7,840	106,859
RAPT Therapeutics, Inc. (x)*	3,610	104,762
Regeneron Pharmaceuticals, Inc.*	6,851	4,272,626
REGENXBIO, Inc.*	4,461	164,299
Replimune Group, Inc.*	3,400	84,490
REVOLUTION Medicines, Inc.*	1,693	53,448
Rocket Pharmaceuticals, Inc.*	8,437	176,586
Sage Therapeutics, Inc.*	12,813	532,765
Sarepta Therapeutics, Inc.*	7,298	1,170,161
Scholar Rock Holding Corp.*	2,273	41,391
Seattle Genetics, Inc.*	17,788	3,022,537
Stoke Therapeutics, Inc.*	5,049	120,318
Swedish Orphan Biovitrum AB*	10,159	234,322
Translate Bio, Inc. (x)*	8,564	153,467
Trillium Therapeutics, Inc.*	5,700	46,113
Turning Point Therapeutics, Inc.*	5,357	346,009
Twist Bioscience Corp.*	5,135	232,615
Ultragenyx Pharmaceutical, Inc.*	16,833	1,316,677
uniQure NV*	2,900	130,674
Verastem, Inc. (x)*	11,000	18,920
Vertex Pharmaceuticals, Inc.*	27,469	7,974,525

See Notes to Financial Statements.

1360

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Xencor, Inc.*	13,573	$439,629
Zai Lab Ltd. (ADR)*	2,654	217,973
Zentalis Pharmaceuticals, Inc. (x)*	3,536	169,799
Zymeworks, Inc.*	7,287	262,842

		73,987,922

Health Care Equipment & Supplies (20.8%)
Alcon, Inc.*	15,590	893,248
AtriCure, Inc.*	9,542	428,913
Becton Dickinson and Co.	22,732	5,439,086
Cooper Cos., Inc. (The)	3,259	924,383
Danaher Corp.	23,995	4,243,036
DexCom, Inc.*	5,625	2,280,375
DiaSorin SpA	5,170	988,962
Envista Holdings Corp.*	31,631	667,098
GenMark Diagnostics, Inc.*	18,685	274,856
Hologic, Inc.*	36,395	2,074,515
ICU Medical, Inc.*	2,692	496,163
Inari Medical, Inc. (x)*	2,289	110,879
Insulet Corp.*	4,700	913,022
Intuitive Surgical, Inc.*	11,166	6,362,722
iRhythm Technologies, Inc.*	4,143	480,132
Lantheus Holdings, Inc.*	17,861	255,412
Nevro Corp.*	9,022	1,077,858
Novocure Ltd.*	6,120	362,916
Penumbra, Inc.*	5,207	931,116
Quidel Corp.*	9,010	2,015,897
Sartorius AG (Preference) (q)	2,900	952,726
Shockwave Medical, Inc.*	5,240	248,219
Stryker Corp.	19,532	3,519,471
Tandem Diabetes Care, Inc.*	5,400	534,168
Teleflex, Inc.	3,810	1,386,764
West Pharmaceutical Services, Inc.	7,344	1,668,337
Zimmer Biomet Holdings, Inc.	3,600	429,696

		39,959,970

Health Care Providers & Services (14.8%)
Acadia Healthcare Co., Inc.*	6,913	173,654
Amedisys, Inc.*	3,161	627,585
Anthem, Inc.	8,526	2,242,167
Centene Corp.*	58,732	3,732,419
Cigna Corp.	17,512	3,286,127
Guardant Health, Inc.*	3,600	292,068
HCA Healthcare, Inc.	18,345	1,780,566
Humana, Inc.	9,745	3,778,624
McKesson Corp.	2,100	322,182
Molina Healthcare, Inc.*	8,200	1,459,436
Option Care Health, Inc.*	6,647	92,260
Pennant Group, Inc. (The)*	8,287	187,286
UnitedHealth Group, Inc.	35,100	10,352,745

		28,327,119

Health Care Technology (1.2%)
Livongo Health, Inc.*	2,900	218,051
Phreesia, Inc.*	5,352	151,354
Schrodinger, Inc. (x)*	3,394	310,789
Teladoc Health, Inc. (x)*	2,400	458,016
Veeva Systems, Inc., Class A*	4,900	1,148,658

		2,286,868

Life Sciences Tools & Services (8.2%)
10X Genomics, Inc., Class A*	4,016	358,669
Adaptive Biotechnologies Corp.*	7,417	358,834
Agilent Technologies, Inc.	30,834	2,724,801
Avantor, Inc.*	55,695	946,815
Bio-Techne Corp.	1,200	316,884
Bruker Corp.	22,900	931,572
Evotec SE*	19,166	517,700
Lonza Group AG (Registered)	1,238	652,790
Mettler-Toledo International, Inc.*	740	596,107
PPD, Inc.*	10,807	289,628
PRA Health Sciences, Inc.*	5,500	535,095
Quanterix Corp.*	10,600	290,334
Repligen Corp.*	840	103,832
Thermo Fisher Scientific, Inc.	19,043	6,900,041
Wuxi Biologics Cayman, Inc. (m)*	15,000	274,844

		15,797,946

Pharmaceuticals (15.3%)
Arvinas, Inc. (x)*	3,000	100,620
Astellas Pharma, Inc.	40,600	675,853
AstraZeneca plc (ADR)	63,132	3,339,051
Axsome Therapeutics, Inc.*	5,138	422,755
Bayer AG (Registered)	9,678	710,361
Bristol-Myers Squibb Co.	32,900	1,934,520
Cara Therapeutics, Inc. (x)*	11,646	199,147
Catalent, Inc.*	10,646	780,352
Chugai Pharmaceutical Co. Ltd.	26,400	1,411,267
Daiichi Sankyo Co. Ltd.	14,500	1,184,167
Eisai Co. Ltd.	8,100	642,052
Elanco Animal Health, Inc.*	20,472	439,124
Eli Lilly and Co.	26,312	4,319,904
GW Pharmaceuticals plc (ADR) (x)*	3,000	368,160
Horizon Therapeutics plc*	9,300	516,894
Intra-Cellular Therapies, Inc.*	4,658	119,571
Ipsen SA	6,423	545,397
Kala Pharmaceuticals, Inc. (x)*	2,900	30,479
Merck & Co., Inc.	54,925	4,247,350
Merck KGaA	1,991	230,816
Milestone Pharmaceuticals, Inc. (x)*	3,068	11,597
MyoKardia, Inc.*	10,971	1,060,018
Nektar Therapeutics*	8,200	189,912
Odonate Therapeutics, Inc.*	5,770	244,302
Reata Pharmaceuticals, Inc., Class A*	2,376	370,703
Roche Holding AG	7,751	2,683,641
Royalty Pharma plc, Class A*	17,003	825,496
Sanofi	11,418	1,161,656
Tricida, Inc.*	12,626	346,962
WaVe Life Sciences Ltd. (x)*	10,636	110,721
Zogenix, Inc.*	6,193	167,273

		29,390,121

Total Health Care		189,749,946

Industrials (0.3%)
Industrial Conglomerates (0.3%)
General Electric Co.	78,800	538,204

Total Industrials		538,204

Total Common Stocks (99.3%) (Cost $150,847,300)		190,610,492

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Biotechnology (0.0%)
Progenics Pharmaceuticals, Inc., CVR (r)*	13,100	$2,297

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co., CVR, expiring 12/31/20*	42,611	152,548

Total Rights (0.1%) (Cost $117,511)		154,845

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $204,000. (xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,075,904, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $1,097,420. (xx)	1,075,902	1,075,902

Total Repurchase Agreements		1,275,902

Total Short-Term Investments (1.2%) (Cost $2,275,902)		2,275,902

Total Investments in Securities (100.6%) (Cost $153,240,713)		193,041,239
Other Assets Less Liabilities (-0.6%)		(1,103,457)

Net Assets (100%)		$191,937,782

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $274,844 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $3,992,925. This was collateralized by $1,797,152 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $2,275,902 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Financials	$322,342	$—	$—	$322,342
Health Care	175,492,710	14,257,236	—	189,749,946
Industrials	538,204	—	—	538,204
Rights
Health Care	152,548	—	2,297	154,845
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	1,275,902	—	1,275,902

Total Assets	$177,505,804	$15,533,138	$2,297	$193,041,239

Total Liabilities	$—	$—	$—	$—

Total	$177,505,804	$15,533,138	$2,297	$193,041,239

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$31,114,207
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$37,916,325

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,295,789
Aggregate gross unrealized depreciation	(6,807,809)

Net unrealized appreciation	$39,487,980

Federal income tax cost of investments in securities and derivative instruments, if applicable	$153,553,259

For the six months ended June 30, 2020, the Portfolio incurred approximately $65 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $151,964,811)	$191,765,337
Repurchase Agreements (Cost $1,275,902)	1,275,902
Cash	2,102,285
Receivable for securities sold	1,970,927
Dividends, interest and other receivables	127,291
Receivable for Portfolio shares sold	4,578
Securities lending income receivable	3,877
Other assets	2,788

Total assets	197,252,985

LIABILITIES
Payable for securities purchased	2,730,328
Payable for return of collateral on securities loaned	2,275,902
Investment management fees payable	120,307
Payable for Portfolio shares redeemed	90,029
Distribution fees payable – Class IB	38,833
Administrative fees payable	15,040
Accrued expenses	44,764

Total liabilities	5,315,203

NET ASSETS	$191,937,782

Net assets were comprised of:
Paid in capital	$154,328,096
Total distributable earnings (loss)	37,609,686

Net assets	$191,937,782

Class IB
Net asset value, offering and redemption price per share, $191,937,782 / 3,421,770 shares outstanding (unlimited amount authorized: $0.01 par value)	$56.09

(x)	Includes value of securities on loan of $3,992,925.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $29,077 foreign withholding tax)	$745,762
Income from non-cash dividends	50,616
Interest	4,404
Securities lending (net)	19,014

Total income	819,796

EXPENSES
Investment management fees	844,179
Distribution fees – Class IB	222,152
Administrative fees	84,916
Professional fees	29,662
Custodian fees	17,757
Printing and mailing expenses	15,458
Trustees’ fees	2,851
Miscellaneous	6,527

Gross expenses	1,223,502
Less: Waiver from investment manager	(156,922)

Net expenses	1,066,580

NET INVESTMENT INCOME (LOSS)	(246,784)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,957,591
Foreign currency transactions	2,899

Net realized gain (loss)	1,960,490

Change in unrealized appreciation (depreciation) on:
Investments in securities	9,768,533
Foreign currency translations	1,410

Net change in unrealized appreciation (depreciation)	9,769,943

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,730,433

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,483,649

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(246,784)	$(691,589)
Net realized gain (loss)	1,960,490	(2,930,922)
Net change in unrealized appreciation (depreciation)	9,769,943	46,801,705

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,483,649	43,179,194

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [212,699 and 383,005 shares, respectively]	10,971,195	17,557,483
Capital shares repurchased [(330,157) and (700,583) shares, respectively]	(16,609,918)	(32,698,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,638,723)	(15,140,734)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,844,926	28,038,460
NET ASSETS:
Beginning of period	186,092,856	158,054,396

End of period	$191,937,782	$186,092,856

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$52.58		$40.98		$45.62

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.18)		(0.04)
Net realized and unrealized gain (loss)	3.58		11.78		(4.60)

Total from investment operations	3.51		11.60		(4.64)

Net asset value, end of period	$56.09		$52.58		$40.98

Total return (b)	6.68%		28.31%		(10.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$191,938		$186,093		$158,054
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)	1.20	%(j)
Before waivers (a)(f)	1.38%		1.39%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.28)%		(0.39)%		(0.43	)%(l)
Before waivers (a)(f)	(0.45)%		(0.58)%		(0.68	)%(l)
Portfolio turnover rate^	18	%(z)	40%		8	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Energy	82.8%
Utilities	14.8
Repurchase Agreements	3.7
Cash and Other	(1.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IB
Actual	$1,000.00	$580.31	$4.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.95	5.97

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.19%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (82.7%)
Energy Equipment & Services (3.6%)
Schlumberger Ltd.	64,645	$1,188,821
Tenaris SA	56,840	366,419
Tenaris SA (ADR)	27,044	349,679

		1,904,919

Oil, Gas & Consumable Fuels (79.1%)
BP plc	584,630	2,221,840
BP plc (ADR)	66,083	1,541,056
Cabot Oil & Gas Corp.	37,095	637,292
Chevron Corp.	26,305	2,347,195
CNOOC Ltd.	364,000	408,808
CNOOC Ltd. (ADR)	8,975	1,012,739
Concho Resources, Inc.	14,988	771,882
ConocoPhillips	49,067	2,061,795
Diamondback Energy, Inc.	25,593	1,070,299
Enbridge, Inc.	69,579	2,115,661
Eni SpA	26,775	254,959
Eni SpA (ADR)	50,400	971,208
EOG Resources, Inc.	22,731	1,151,552
Equinor ASA	79,256	1,127,120
Exxon Mobil Corp.	32,056	1,433,544
Galp Energia SGPS SA	74,932	865,579
Gazprom PJSC (ADR)	239,047	1,295,635
Hess Corp.	20,168	1,044,904
LUKOIL PJSC (ADR)	5,348	396,929
LUKOIL PJSC (ADR)	21,000	1,558,620
Lundin Energy AB	13,624	327,835
Marathon Petroleum Corp.	58,828	2,198,991
Noble Energy, Inc.	37,976	340,265
OMV AG*	13,223	441,484
Parex Resources, Inc.*	40,718	490,679
Petroleo Brasileiro SA	125,300	521,191
Pioneer Natural Resources Co.	17,134	1,673,992
Repsol SA	83,379	727,684
Royal Dutch Shell plc, Class A	190,945	3,038,373
TC Energy Corp. (New York Stock Exchange)	19,122	819,569
TC Energy Corp. (Toronto Stock Exchange)	21,162	904,093
TOTAL SA (x)	54,719	2,084,225
TOTAL SA (ADR)	61,251	2,355,713
Valero Energy Corp.	16,503	970,706
Viper Energy Partners LP	22,850	236,726
Williams Cos., Inc. (The)	65,611	1,247,921

		42,668,064

Total Energy		44,572,983

Utilities (14.8%)
Electric Utilities (8.9%)
Avangrid, Inc.	15,596	654,720
Duke Energy Corp.	12,056	963,154
Edison International	5,120	278,067
Enel SpA	83,096	715,887
Exelon Corp.	33,487	1,215,243
Iberdrola SA	86,509	1,001,978

		4,829,049

Gas Utilities (0.9%)
ENN Energy Holdings Ltd.	41,800	469,463

Independent Power and Renewable Electricity Producers (1.6%)
China Longyuan Power Group Corp. Ltd., Class H	1,546,000	866,123

Multi-Utilities (3.4%)
Engie SA*	86,497	1,067,660
National Grid plc	61,998	759,179

		1,826,839

Total Utilities		7,991,474

Total Common Stocks (97.5%) (Cost $68,987,902)		52,564,457

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Repsol SA* (Cost $44,129)	83,379	40,591

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.7%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $1,609,281, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $1,641,463. (xx)	1,609,278	1,609,278

Total Repurchase Agreements		2,009,278

Total Short-Term Investments (3.7%) (Cost $2,009,278)		2,009,278

Total Investments in Securities (101.3%) (Cost $71,041,309)		54,614,326
Other Assets Less Liabilities (-1.3%)		(674,776)

Net Assets (100%)		$53,939,550

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $1,879,252. This was collateralized by cash of $2,009,278 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Austria	0.8%
Brazil	1.0
Canada	8.0
China	5.1
France	10.2
Italy	3.6
Luxembourg	1.3
Netherlands	5.7
Norway	2.1
Portugal	1.6
Russia	6.0
Spain	3.3
Sweden	0.6
United Kingdom	8.4
United States	43.6
Cash and Other	(1.3)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Energy	$32,708,657	$11,864,326	$—	$44,572,983
Utilities	3,111,184	4,880,290	—	7,991,474
Rights
Energy	—	40,591	—	40,591
Short-Term Investments
Repurchase Agreements	—	2,009,278	—	2,009,278

Total Assets	$35,819,841	$18,794,485	$—	$54,614,326

Total Liabilities	$—	$—	$—	$—

Total	$35,819,841	$18,794,485	$—	$54,614,326

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,399,162
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,242,160

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,144,495
Aggregate gross unrealized depreciation	(17,895,660)

Net unrealized depreciation	$(16,751,165)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$71,365,491

For the six months ended June 30, 2020, the Portfolio incurred approximately $8 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $69,032,031)	$52,605,048
Repurchase Agreements (Cost $2,009,278)	2,009,278
Cash	1,131,700
Dividends, interest and other receivables	224,986
Receivable for Portfolio shares sold	52,987
Securities lending income receivable	237
Other assets	5,694

Total assets	56,029,930

LIABILITIES
Payable for return of collateral on securities loaned	2,009,278
Investment management fees payable	30,219
Distribution fees payable – Class IB	11,572
Administrative fees payable	4,482
Payable for Portfolio shares redeemed	2,502
Accrued expenses	32,327

Total liabilities	2,090,380

NET ASSETS	$53,939,550

Net assets were comprised of:
Paid in capital	$118,501,563
Total distributable earnings (loss)	(64,562,013)

Net assets	$53,939,550

Class IB
Net asset value, offering and redemption price per share, $53,939,550 / 24,059,415 shares outstanding (unlimited amount authorized: $0.01 par value)	$2.24

(x)	Includes value of securities on loan of $1,879,252.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $77,191 foreign withholding tax)	$1,402,639
Interest	5,393
Securities lending (net)	3,624

Total income	1,411,656

EXPENSES
Investment management fees	235,907
Distribution fees – Class IB	69,385
Professional fees	27,736
Administrative fees	26,511
Printing and mailing expenses	10,921
Custodian fees	7,652
Trustees’ fees	941
Miscellaneous	1,196

Gross expenses	380,249
Less: Waiver from investment manager	(51,062)

Net expenses	329,187

NET INVESTMENT INCOME (LOSS)	1,082,469

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(19,272,750)
Foreign currency transactions	13,955

Net realized gain (loss)	(19,258,795)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(12,777,084)
Foreign currency translations	(1,298)

Net change in unrealized appreciation (depreciation)	(12,778,382)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(32,037,177)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,954,708)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,082,469	$381,978
Net realized gain (loss)	(19,258,795)	(28,502,301)
Net change in unrealized appreciation (depreciation)	(12,778,382)	28,918,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(30,954,708)	797,679

Distributions to shareholders:
Class IB	—	(260,638)

Tax return of capital:
Class IB	—	(484,221)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [6,764,991 and 4,583,751 shares, respectively]	14,997,455	18,308,208
Capital shares issued in reinvestment of dividends [0 and 204,468 shares, respectively]	—	744,859
Capital shares repurchased [(2,723,246) and (3,529,179) shares, respectively]	(7,311,942)	(14,273,139)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,685,513	4,779,928

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,269,195)	4,832,748
NET ASSETS:
Beginning of period	77,208,745	72,375,997

End of period	$53,939,550	$77,208,745

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		October 22, 2018* to December 31, 2018
Net asset value, beginning of period	$3.86		$3.86		$5.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.02		—	#
Net realized and unrealized gain (loss)	(1.67)		0.02		(1.86)

Total from investment operations	(1.62)		0.04		(1.86)

Less distributions:
Dividends from net investment income	—		(0.02)		—	#
Return of capital	—		(0.02)		—

Total dividends and distributions	—		(0.04)		—	#

Net asset value, end of period	$2.24		$3.86		$3.86

Total return (b)	(41.97)%		1.04%		(32.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,940		$77,209		$72,376
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.19	%(j)	1.19	%(j)
Before waivers (a)(f)	1.37%		1.35%		1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.91%		0.40%		0.45	%(l)
Before waivers (a)(f)	3.73%		0.24%		0.28	%(l)
Portfolio turnover rate^	35	%(z)	69	%(h)	5	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 17%.

(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1373

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	40.0%
Health Care	19.5
Consumer Discretionary	13.8
Communication Services	12.3
Industrials	4.2
Consumer Staples	2.6
Financials	1.9
Investment Company	1.9
Repurchase Agreements	1.1
Real Estate	1.1
Materials	0.6
Utilities	0.3
Energy	0.2
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,107.48	$5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.01	4.90
Class IB
Actual	1,000.00	1,107.47	5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.01	4.90
Class K
Actual	1,000.00	1,108.87	3.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.26	3.64

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.3%)
Diversified Telecommunication Services (0.0%)
Cogent Communications Holdings, Inc.	2,600	$201,136
GCI Liberty, Inc., Class A*	9,938	706,790

		907,926

Entertainment (2.4%)
Activision Blizzard, Inc.	13,300	1,009,470
Electronic Arts, Inc.*	1,795	237,030
Liberty Media Corp.-Liberty Formula One, Class A*	4,113	120,017
Liberty Media Corp.-Liberty Formula One, Class C*	8,251	261,639
Lions Gate Entertainment Corp., Class B*	14,764	100,838
Live Nation Entertainment, Inc.*	5,900	261,547
Madison Square Garden Entertainment Corp.*	10,920	819,000
Madison Square Garden Sports Corp., Class A*	10,920	1,604,039
Netflix, Inc.*	46,430	21,127,507
Roku, Inc.*	4,500	524,385
Spotify Technology SA*	18,504	4,777,548
Take-Two Interactive Software, Inc.*	4,600	642,022
World Wrestling Entertainment, Inc., Class A	33,979	1,476,388
Zynga, Inc., Class A*	32,200	307,188

		33,268,618

Interactive Media & Services (7.8%)
Alphabet, Inc., Class A*	22,646	32,113,160
Alphabet, Inc., Class C*	13,318	18,826,458
Facebook, Inc., Class A*	190,226	43,194,618
IAC/InterActiveCorp*	9,421	3,046,751
Match Group, Inc.*	2,400	256,920
Pinterest, Inc., Class A*	14,700	325,899
Snap, Inc., Class A*	86,753	2,037,828
Tencent Holdings Ltd. (ADR)	56,812	3,635,968
Twitter, Inc.*	155,454	4,630,975
Zillow Group, Inc., Class A*	3,400	195,432
Zillow Group, Inc., Class C*	3,400	195,874

		108,459,883

Media (1.9%)
Altice USA, Inc., Class A*	13,800	311,052
AMC Networks, Inc., Class A*	52,288	1,223,016
Cable One, Inc.	200	354,970
Charter Communications, Inc., Class A*	13,041	6,651,432
Comcast Corp., Class A	228,042	8,889,077
Discovery, Inc., Class A*	78,311	1,652,362
Discovery, Inc., Class C*	27,953	538,375
Liberty Broadband Corp., Class A*	11,190	1,367,306
Liberty Broadband Corp., Class C*	16,132	1,999,723
Liberty Media Corp.-Liberty SiriusXM, Class A*	22,352	771,591
Liberty Media Corp.-Liberty SiriusXM, Class C*	39,005	1,343,722
MSG Networks, Inc., Class A*	32,661	324,977
Nexstar Media Group, Inc., Class A	2,400	200,856
Sirius XM Holdings, Inc.	61,511	361,070
ViacomCBS, Inc.	26,344	614,342

		26,603,871

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	28,060	2,922,449

Total Communication Services		172,162,747

Consumer Discretionary (13.8%)
Auto Components (0.1%)
Aptiv plc	24,098	1,877,716

Automobiles (0.5%)
Tesla, Inc.*	6,534	7,055,479

Distributors (0.1%)
Pool Corp.	2,112	574,189

Diversified Consumer Services (0.0%)
Bright Horizons Family Solutions, Inc.*	2,000	234,400
Chegg, Inc.*	4,800	322,848

		557,248

Hotels, Restaurants & Leisure (1.8%)
Bloomin’ Brands, Inc.	6,400	68,224
Chipotle Mexican Grill, Inc.*	9,695	10,202,630
Churchill Downs, Inc.	1,400	186,410
Domino’s Pizza, Inc.	1,808	667,947
DraftKings, Inc., Class A (x)*	22,702	755,069
Dunkin’ Brands Group, Inc.	5,362	349,763
Hilton Worldwide Holdings, Inc.	11,985	880,298
Las Vegas Sands Corp.	9,537	434,315
McDonald’s Corp.	5,168	953,341
Penn National Gaming, Inc. (x)*	868	26,509
Planet Fitness, Inc., Class A*	4,000	242,280
Scientific Games Corp., Class A*	3,400	52,564
Starbucks Corp.	29,793	2,192,467
Texas Roadhouse, Inc.	2,900	152,453
Vail Resorts, Inc.	1,700	309,655
Wendy’s Co. (The)	9,500	206,910
Wingstop, Inc.	46,400	6,448,208
Wynn Resorts Ltd.	6,891	513,311
Yum China Holdings, Inc.	4,100	197,087
Yum! Brands, Inc.	2,362	205,281

		25,044,722

Household Durables (0.1%)
iRobot Corp. (x)*	990	83,061
NVR, Inc.*	98	319,358
Tempur Sealy International, Inc.*	2,300	165,485
TopBuild Corp.*	1,868	212,522

		780,426

Internet & Direct Marketing Retail (6.7%)
Alibaba Group Holding Ltd. (ADR)*	16,671	3,595,935
Amazon.com, Inc.*	29,594	81,644,519

See Notes to Financial Statements.

1375

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Booking Holdings, Inc.*	2,864	$4,560,462
eBay, Inc.	30,000	1,573,500
Etsy, Inc.*	5,200	552,396
Expedia Group, Inc.	2,530	207,966
Grubhub, Inc.*	3,800	267,140
Qurate Retail, Inc., Class A*	63,422	602,509
Wayfair, Inc., Class A (x)*	2,400	474,264

		93,478,691

Leisure Products (0.7%)
Mattel, Inc.*	10,800	104,436
Peloton Interactive, Inc., Class A*	152,900	8,833,033
Polaris, Inc.	2,200	203,610

		9,141,079

Multiline Retail (0.4%)
Dollar General Corp.	25,461	4,850,575
Dollar Tree, Inc.*	5,409	501,306
Ollie’s Bargain Outlet Holdings, Inc.*	2,500	244,125

		5,596,006

Specialty Retail (2.1%)
AutoZone, Inc.*	591	666,719
Best Buy Co., Inc.	2,700	235,629
Burlington Stores, Inc.*	2,900	571,097
CarMax, Inc.*	10,902	976,274
Carvana Co. (x)*	22,125	2,659,425
Five Below, Inc.*	2,400	256,584
Floor & Decor Holdings, Inc., Class A*	3,600	207,540
Home Depot, Inc. (The)	43,353	10,860,360
Lowe’s Cos., Inc.	33,392	4,511,927
O’Reilly Automotive, Inc.*	2,996	1,263,323
RH*	800	199,120
Ross Stores, Inc.	40,390	3,442,844
TJX Cos., Inc. (The)	42,886	2,168,316
Tractor Supply Co.	6,228	820,788
Ulta Beauty, Inc.*	2,404	489,022
Williams-Sonoma, Inc.	2,400	196,824

		29,525,792

Textiles, Apparel & Luxury Goods (1.3%)
Deckers Outdoor Corp.*	1,200	235,668
Lululemon Athletica, Inc.*	28,737	8,966,231
NIKE, Inc., Class B	92,385	9,058,349
VF Corp.	3,404	207,440

		18,467,688

Total Consumer Discretionary		192,099,036

Consumer Staples (2.6%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	400	214,660
Brown-Forman Corp., Class A	3,400	195,738
Brown-Forman Corp., Class B	6,710	427,158
Coca-Cola Co. (The)	100,154	4,474,881
Constellation Brands, Inc., Class A	12,000	2,099,400
Monster Beverage Corp.*	15,473	1,072,588
PepsiCo, Inc.	46,418	6,139,245

		14,623,670

Food & Staples Retailing (0.6%)
BJ’s Wholesale Club Holdings, Inc.*	6,000	223,620
Costco Wholesale Corp.	17,616	5,341,347
Grocery Outlet Holding Corp.*	125	5,100
Sysco Corp.	15,266	834,440
Walmart, Inc.	20,070	2,403,985

		8,808,492

Food Products (0.2%)
Beyond Meat, Inc.*	1,800	241,164
Campbell Soup Co.	4,300	213,409
Hershey Co. (The)	5,338	691,912
Kellogg Co.	5,459	360,621
Lamb Weston Holdings, Inc.	3,200	204,576
Lancaster Colony Corp.	1,300	201,487
McCormick & Co., Inc. (Non-Voting)	3,304	592,771

		2,505,940

Household Products (0.6%)
Church & Dwight Co., Inc.	10,276	794,335
Clorox Co. (The)	4,884	1,071,403
Procter & Gamble Co. (The)	48,100	5,751,317
Reynolds Consumer Products, Inc.	6,677	231,959

		7,849,014

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	8,582	1,619,252

Tobacco (0.1%)
Altria Group, Inc.	38,325	1,504,256

Total Consumer Staples		36,910,624

Energy (0.2%)
Energy Equipment & Services (0.1%)
Core Laboratories NV (x)	29,432	598,058
National Oilwell Varco, Inc.	41,986	514,329

		1,112,387

Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.*	10,200	492,864
Concho Resources, Inc.	10,299	530,398
Ovintiv, Inc. (x)	31,998	305,581

		1,328,843

Total Energy		2,441,230

Financials (1.9%)
Banks (0.1%)
JPMorgan Chase & Co.	16,570	1,558,574

Capital Markets (1.2%)
Ares Management Corp.	5,300	210,410
Blackstone Group, Inc. (The), Class A	35,070	1,987,066
Carlyle Group, Inc. (The)	7,100	198,090

See Notes to Financial Statements.

1376

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cboe Global Markets, Inc.	1,728	$161,188
Charles Schwab Corp. (The)	18,297	617,341
FactSet Research Systems, Inc.	1,576	517,669
Goldman Sachs Group, Inc. (The)	4,764	941,462
Intercontinental Exchange, Inc.	9,280	850,048
LPL Financial Holdings, Inc.	3,900	305,760
MarketAxess Holdings, Inc.	1,700	851,564
Moody’s Corp.	7,197	1,977,232
MSCI, Inc.	3,669	1,224,785
S&P Global, Inc.	18,487	6,091,097
T. Rowe Price Group, Inc.	2,744	338,884
Tradeweb Markets, Inc., Class A	3,300	191,862
Virtu Financial, Inc., Class A	6,300	148,680
XP, Inc., Class A*	5,059	212,528

		16,825,666

Consumer Finance (0.0%)
Credit Acceptance Corp. (x)*	500	209,505
Green Dot Corp., Class A*	2,500	122,700

		332,205

Insurance (0.6%)
Aon plc, Class A	10,159	1,956,624
Brown & Brown, Inc.	5,000	203,800
Erie Indemnity Co., Class A	1,100	211,090
Lincoln National Corp.	5,600	206,024
Marsh & McLennan Cos., Inc.	18,701	2,007,926
Primerica, Inc.	2,000	233,200
Progressive Corp. (The)	8,000	640,880
RenaissanceRe Holdings Ltd.	1,200	205,236
Willis Towers Watson plc	11,660	2,296,437

		7,961,217

Total Financials		26,677,662

Health Care (19.5%)
Biotechnology (7.1%)
AbbVie, Inc.	106,332	10,439,676
ACADIA Pharmaceuticals, Inc.*	4,400	213,268
Acceleron Pharma, Inc.*	2,000	190,540
Agios Pharmaceuticals, Inc.*	16,071	859,477
Alexion Pharmaceuticals, Inc.*	5,013	562,659
Allakos, Inc.*	2,600	186,836
Allogene Therapeutics, Inc.*	4,700	201,254
Alnylam Pharmaceuticals, Inc.*	5,038	746,178
Amgen, Inc.	62,701	14,788,658
Amicus Therapeutics, Inc.*	11,000	165,880
Arena Pharmaceuticals, Inc.*	4,400	276,980
Arrowhead Pharmaceuticals, Inc.*	3,800	164,122
Biogen, Inc.*	34,196	9,149,140
Biohaven Pharmaceutical Holding Co. Ltd.*	2,900	212,019
BioMarin Pharmaceutical, Inc.*	64,938	8,009,453
Bluebird Bio, Inc.*	3,200	195,328
Blueprint Medicines Corp.*	2,700	210,600
Bridgebio Pharma, Inc. (x)*	6,100	198,921
ChemoCentryx, Inc.*	3,600	207,144
Clovis Oncology, Inc.*	5,800	39,150
Deciphera Pharmaceuticals, Inc.*	3,200	191,104
Emergent BioSolutions, Inc.*	2,800	221,424
Enanta Pharmaceuticals, Inc.*	1,600	80,336
Exact Sciences Corp.*	5,127	445,741
Exelixis, Inc.*	8,600	204,164
FibroGen, Inc.*	3,200	129,696
Global Blood Therapeutics, Inc. (x)*	4,400	277,772
Halozyme Therapeutics, Inc.*	8,200	219,842
Heron Therapeutics, Inc.*	6,100	89,731
ImmunoGen, Inc.*	17,169	78,977
Immunomedics, Inc.*	10,898	386,225
Incyte Corp.*	18,107	1,882,585
Inovio Pharmaceuticals, Inc. (x)*	8,500	229,075
Insmed, Inc.*	7,200	198,288
Intercept Pharmaceuticals, Inc.*	100	4,791
Invitae Corp. (x)*	7,400	224,146
Ionis Pharmaceuticals, Inc.*	37,882	2,233,523
Iovance Biotherapeutics, Inc.*	7,000	192,150
Ironwood Pharmaceuticals, Inc.*	8,500	87,720
Karuna Therapeutics, Inc.*	1,900	211,774
Ligand Pharmaceuticals, Inc. (x)*	913	102,119
Madrigal Pharmaceuticals, Inc.*	600	67,950
Mirati Therapeutics, Inc.*	1,900	216,923
Moderna, Inc.*	11,800	757,678
Momenta Pharmaceuticals, Inc.*	2,970	98,812
Natera, Inc.*	4,500	224,370
Neurocrine Biosciences, Inc.*	17,646	2,152,812
Novavax, Inc. (x)*	3,589	299,143
Portola Pharmaceuticals, Inc.*	4,400	79,156
PTC Therapeutics, Inc.*	3,800	192,812
Puma Biotechnology, Inc.*	4,600	47,978
Radius Health, Inc.*	2,600	35,438
Regeneron Pharmaceuticals, Inc.*	4,232	2,639,287
REGENXBIO, Inc.*	2,500	92,075
Sage Therapeutics, Inc.*	2,000	83,160
Sangamo Therapeutics, Inc.*	1,980	17,741
Sarepta Therapeutics, Inc.*	3,300	529,122
Seattle Genetics, Inc.*	61,000	10,365,120
Ultragenyx Pharmaceutical, Inc.*	11,890	930,036
Vertex Pharmaceuticals, Inc.*	83,278	24,176,436
Vir Biotechnology, Inc. (x)*	4,200	172,074
Voyager Therapeutics, Inc.*	20,560	259,467
Xencor, Inc.*	4,700	152,233

		98,298,289

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	31,300	2,861,759
ABIOMED, Inc.*	1,848	446,403
Accuray, Inc.*	2,250	4,567
Align Technology, Inc.*	16,790	4,607,847
Atrion Corp.	66	42,043
Baxter International, Inc.	9,500	817,950
Becton Dickinson and Co.	6,262	1,498,309
Boston Scientific Corp.*	102,690	3,605,446
Cantel Medical Corp.	1,600	70,768
Cooper Cos., Inc. (The)	600	170,184
DexCom, Inc.*	30,500	12,364,700
Edwards Lifesciences Corp.*	26,466	1,829,065
Haemonetics Corp.*	2,000	179,120
Hill-Rom Holdings, Inc.	1,800	197,604
Hologic, Inc.*	9,000	513,000
ICU Medical, Inc.*	800	147,448

See Notes to Financial Statements.

1377

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
IDEXX Laboratories, Inc.*	3,600	$1,188,576
Inogen, Inc.*	1,000	35,520
Insulet Corp.*	2,376	461,562
Intuitive Surgical, Inc.*	10,460	5,960,422
iRhythm Technologies, Inc.*	1,800	208,602
LivaNova plc*	1,800	86,634
Masimo Corp.*	1,800	410,382
Medtronic plc	25,469	2,335,507
Merit Medical Systems, Inc.*	3,700	168,905
Natus Medical, Inc.*	1,452	31,683
Neogen Corp.*	2,200	170,720
Nevro Corp.*	2,200	262,834
Novocure Ltd.*	3,500	207,550
NuVasive, Inc.*	2,100	116,886
Penumbra, Inc.*	1,200	214,584
Quidel Corp.*	1,518	339,637
ResMed, Inc.	6,279	1,205,568
STERIS plc	1,400	214,816
Stryker Corp.	22,391	4,034,634
Tandem Diabetes Care, Inc.*	3,100	306,652
Teleflex, Inc.	1,300	473,174
Varian Medical Systems, Inc.*	1,786	218,821
West Pharmaceutical Services, Inc.	3,200	726,944
Wright Medical Group NV*	6,100	181,292

		48,918,118

Health Care Providers & Services (3.6%)
1Life Healthcare, Inc.*	6,400	232,448
Amedisys, Inc.*	1,300	258,102
AmerisourceBergen Corp.	3,081	310,473
AMN Healthcare Services, Inc.*	3,100	140,244
Anthem, Inc.	7,155	1,881,622
Cardinal Health, Inc.	12,900	673,251
Centene Corp.*	25,186	1,600,570
Chemed Corp.	900	405,963
Cigna Corp.	25,101	4,710,203
CorVel Corp.*	924	65,502
DaVita, Inc.*	2,600	205,764
Encompass Health Corp.	2,900	179,597
Guardant Health, Inc.*	17,300	1,403,549
HCA Healthcare, Inc.	22,785	2,211,512
HealthEquity, Inc.*	3,200	187,744
Humana, Inc.	21,232	8,232,708
Laboratory Corp. of America Holdings*	1,000	166,110
LHC Group, Inc.*	1,300	226,616
McKesson Corp.	5,343	819,723
Molina Healthcare, Inc.*	2,400	427,152
Select Medical Holdings Corp.*	7,500	110,475
Tenet Healthcare Corp.*	5,197	94,118
UnitedHealth Group, Inc.	88,036	25,966,218

		50,509,664

Health Care Technology (1.5%)
Cerner Corp.	13,611	933,034
Change Healthcare, Inc.*	18,744	209,933
HMS Holdings Corp.*	3,960	128,264
Inovalon Holdings, Inc., Class A*	15,000	288,900
Livongo Health, Inc. (x)*	2,700	203,013
Omnicell, Inc.*	1,650	116,523
Schrodinger, Inc.*	2,500	228,925
Teladoc Health, Inc. (x)*	43,300	8,263,372
Veeva Systems, Inc., Class A*	43,200	10,126,944

		20,498,908

Life Sciences Tools & Services (1.8%)
10X Genomics, Inc., Class A*	2,400	214,344
Adaptive Biotechnologies Corp.*	4,889	236,530
Agilent Technologies, Inc.	2,600	229,762
Avantor, Inc.*	70,084	1,191,428
Bio-Techne Corp.	1,700	448,919
Bruker Corp.	5,000	203,400
Charles River Laboratories International, Inc.*	2,200	383,570
Illumina, Inc.*	6,472	2,396,905
IQVIA Holdings, Inc.*	3,200	454,016
Medpace Holdings, Inc.*	2,300	213,946
Mettler-Toledo International, Inc.*	1,020	821,661
NeoGenomics, Inc.*	7,300	226,154
PerkinElmer, Inc.	2,000	196,180
PPD, Inc.*	9,316	249,669
PRA Health Sciences, Inc.*	2,100	204,309
Repligen Corp.*	68,900	8,516,729
Syneos Health, Inc.*	2,800	163,100
Thermo Fisher Scientific, Inc.	23,105	8,371,865
Waters Corp.*	1,090	196,636

		24,919,123

Pharmaceuticals (2.0%)
Aerie Pharmaceuticals, Inc. (x)*	2,800	41,328
Amneal Pharmaceuticals, Inc.*	10,300	49,028
Bausch Health Cos., Inc.*	19,922	364,373
Bristol-Myers Squibb Co.	93,442	5,494,390
Eli Lilly and Co.	37,232	6,112,750
Horizon Therapeutics plc*	7,500	416,850
Innoviva, Inc.*	3,432	47,979
Johnson & Johnson	16,857	2,370,600
Merck & Co., Inc.	97,500	7,539,675
MyoKardia, Inc.*	1,700	164,254
Novartis AG (ADR)	34,220	2,988,775
Reata Pharmaceuticals, Inc., Class A*	1,200	187,224
Supernus Pharmaceuticals, Inc.*	3,200	76,000
Zoetis, Inc.	19,447	2,665,017

		28,518,243

Total Health Care		271,662,345

Industrials (4.2%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	2,300	225,699
BWX Technologies, Inc.	3,600	203,904
HEICO Corp.	1,600	159,440
HEICO Corp., Class A	3,320	269,717
Huntington Ingalls Industries, Inc.	1,544	269,412
L3Harris Technologies, Inc.	41,187	6,988,198
Lockheed Martin Corp.	10,930	3,988,576
Mercury Systems, Inc.*	2,200	173,052
Northrop Grumman Corp.	6,400	1,967,616
TransDigm Group, Inc.	5,572	2,463,103

		16,708,717

See Notes to Financial Statements.

1378

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	2,529	$199,943
Expeditors International of Washington, Inc.	5,054	384,306
United Parcel Service, Inc., Class B	20,539	2,283,526
XPO Logistics, Inc.*	2,700	208,575

		3,076,350

Building Products (0.5%)
AAON, Inc.	2,449	132,956
Allegion plc	2,945	301,038
Armstrong World Industries, Inc.	2,100	163,716
Carrier Global Corp.	13,700	304,414
Johnson Controls International plc	80,303	2,741,545
Trane Technologies plc	34,340	3,055,573
Trex Co., Inc.*	2,500	325,175

		7,024,417

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	104,673
Cimpress plc*	1,300	99,242
Cintas Corp.	3,572	951,438
Copart, Inc.*	9,030	751,928
IAA, Inc.*	5,200	200,564
MSA Safety, Inc.	1,900	217,436
Rollins, Inc.	7,050	298,849
Tetra Tech, Inc.	2,200	174,064
Waste Management, Inc.	2,400	254,184

		3,052,378

Construction & Engineering (0.0%)
EMCOR Group, Inc.	2,200	145,508
MasTec, Inc.*	3,800	170,506
Quanta Services, Inc.	5,300	207,919

		523,933

Electrical Equipment (0.3%)
AMETEK, Inc.	26,140	2,336,132
EnerSys	2,200	141,636
Generac Holdings, Inc.*	2,700	329,211
Rockwell Automation, Inc.	2,434	518,442
Vertiv Holdings Co., Class A*	15,300	207,468

		3,532,889

Industrial Conglomerates (0.2%)
3M Co.	16,390	2,556,676
Roper Technologies, Inc.	833	323,421

		2,880,097

Machinery (0.3%)
Allison Transmission Holdings, Inc.	5,900	217,002
Donaldson Co., Inc.	5,111	237,764
Graco, Inc.	4,326	207,605
Illinois Tool Works, Inc.	6,104	1,067,285
Ingersoll Rand, Inc.*	36,470	1,025,536
Lincoln Electric Holdings, Inc.	2,600	219,024
Nordson Corp.	2,047	388,336
Omega Flex, Inc.	98	10,368
Pentair plc	12,916	490,679
Proto Labs, Inc.*	1,400	157,458
Rexnord Corp.	6,200	180,730
Toro Co. (The)	5,544	367,789
Welbilt, Inc.*	8,200	49,938

		4,619,514

Professional Services (0.5%)
ASGN, Inc.*	2,300	153,364
CoreLogic, Inc.	3,800	255,436
CoStar Group, Inc.*	3,500	2,487,345
Equifax, Inc.	4,316	741,834
Exponent, Inc.	2,352	190,347
IHS Markit Ltd.	10,500	792,750
Insperity, Inc.	1,900	122,987
TransUnion	8,000	696,320
Verisk Analytics, Inc.	6,968	1,185,954

		6,626,337

Road & Rail (0.6%)
Avis Budget Group, Inc. (x)*	4,374	100,121
JB Hunt Transport Services, Inc.	5,417	651,882
Landstar System, Inc.	1,800	202,158
Norfolk Southern Corp.	4,030	707,547
Old Dominion Freight Line, Inc.	3,750	635,962
Uber Technologies, Inc.*	46,300	1,439,004
Union Pacific Corp.	28,854	4,878,346

		8,615,020

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	2,600	162,214
Fastenal Co.	24,304	1,041,183
Kaman Corp.	185	7,696
SiteOne Landscape Supply, Inc.*	2,000	227,940
WW Grainger, Inc.	1,807	567,687

		2,006,720

Total Industrials		58,666,372

Information Technology (40.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,200	462,066
Cisco Systems, Inc.	53,560	2,498,038
Lumentum Holdings, Inc.*	2,800	228,004
Motorola Solutions, Inc.	1,500	210,195
Plantronics, Inc. (x)	2,400	35,232
Ubiquiti, Inc.	1,200	209,472

		3,643,007

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	7,594	727,581
CDW Corp.	6,100	708,698
Cognex Corp.	7,604	454,111
Coherent, Inc.*	1,500	196,470
Dolby Laboratories, Inc., Class A	17,446	1,149,168
II-VI, Inc.*	4,000	188,880
IPG Photonics Corp.*	1,300	208,507
Jabil, Inc.	6,400	205,312
Keysight Technologies, Inc.*	2,800	282,184
Novanta, Inc.*	2,000	213,540
TE Connectivity Ltd.	47,601	3,881,862
Zebra Technologies Corp., Class A*	2,500	639,875

		8,856,188

See Notes to Financial Statements.

1379

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (7.3%)
Accenture plc, Class A	28,144	$6,043,080
Akamai Technologies, Inc.*	6,800	728,212
Automatic Data Processing, Inc.	16,287	2,424,971
Black Knight, Inc.*	5,800	420,848
Booz Allen Hamilton Holding Corp.	5,200	404,508
Broadridge Financial Solutions, Inc.	5,559	701,490
CACI International, Inc., Class A*	900	195,192
Cass Information Systems, Inc.	525	20,491
Cognizant Technology Solutions Corp., Class A	3,300	187,506
EPAM Systems, Inc.*	2,300	579,623
Fastly, Inc., Class A (x)*	3,200	272,416
Fidelity National Information Services, Inc.	43,779	5,870,326
Fiserv, Inc.*	7,263	709,014
FleetCor Technologies, Inc.*	3,406	856,711
Gartner, Inc.*	3,711	450,256
Genpact Ltd.	6,800	248,336
Global Payments, Inc.	30,513	5,175,615
GoDaddy, Inc., Class A*	6,500	476,645
Hackett Group, Inc. (The)	2,178	29,490
Jack Henry & Associates, Inc.	2,728	502,034
KBR, Inc.	9,000	202,950
Leidos Holdings, Inc.	2,200	206,074
Mastercard, Inc., Class A	38,960	11,520,472
MAXIMUS, Inc.	2,900	204,305
MongoDB, Inc.*	4,313	976,204
NIC, Inc.	992	22,776
Okta, Inc.*	5,100	1,021,173
Paychex, Inc.	13,973	1,058,455
PayPal Holdings, Inc.*	102,212	17,808,397
Perspecta, Inc.	8,900	206,747
Science Applications International Corp.	1,800	139,824
Square, Inc., Class A*	15,900	1,668,546
StoneCo Ltd., Class A*	6,800	263,568
Switch, Inc., Class A	11,100	197,802
Twilio, Inc., Class A*	45,300	9,939,726
VeriSign, Inc.*	3,032	627,109
Visa, Inc., Class A	144,585	27,929,484
Western Union Co. (The)	9,600	207,552
WEX, Inc.*	1,800	297,018
Wix.com Ltd.*	1,612	413,027

		101,207,973

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc.*	66,749	3,511,665
Analog Devices, Inc.	2,591	317,760
Applied Materials, Inc.	88,340	5,340,153
ASML Holding NV (Registered) (NYRS)	6,587	2,424,214
Broadcom, Inc.	51,461	16,241,606
Brooks Automation, Inc.	5,400	238,896
Cabot Microelectronics Corp.	1,500	209,310
Cree, Inc.*	86,740	5,134,141
Enphase Energy, Inc.*	3,600	171,252
Entegris, Inc.	7,000	413,350
Inphi Corp.*	87,700	10,304,750
Intel Corp.	71,567	4,281,854
KLA Corp.	6,800	1,322,464
Lam Research Corp.	6,400	2,070,144
Lattice Semiconductor Corp.*	7,500	212,925
Marvell Technology Group Ltd.	28,656	1,004,679
Maxim Integrated Products, Inc.	4,260	258,199
Microchip Technology, Inc.	7,748	815,942
MKS Instruments, Inc.	1,800	203,832
Monolithic Power Systems, Inc.	1,700	402,900
NVE Corp.	164	10,140
NVIDIA Corp.	32,790	12,457,249
Power Integrations, Inc.	1,700	200,821
QUALCOMM, Inc.	72,895	6,648,753
Semtech Corp.*	3,234	168,879
Silicon Laboratories, Inc.*	2,000	200,540
SolarEdge Technologies, Inc.*	2,200	305,316
Teradyne, Inc.	7,200	608,472
Texas Instruments, Inc.	20,181	2,562,381
Universal Display Corp.	1,518	227,123
Xilinx, Inc.	10,377	1,020,993

		79,290,703

Software (19.3%)
2U, Inc.*	2,000	75,920
8x8, Inc. (x)*	6,300	100,800
Adobe, Inc.*	21,270	9,259,044
Alteryx, Inc., Class A*	1,900	312,132
American Software, Inc., Class A	192	3,026
Anaplan, Inc.*	3,800	172,178
ANSYS, Inc.*	3,800	1,108,574
Appfolio, Inc., Class A*	1,300	211,523
Appian Corp.*	4,100	210,125
Aspen Technology, Inc.*	3,800	393,718
Atlassian Corp. plc, Class A*	14,770	2,662,588
Autodesk, Inc.*	74,358	17,785,690
Avalara, Inc.*	3,400	452,506
Bill.com Holdings, Inc. (x)*	2,817	254,122
Blackbaud, Inc.	1,300	74,204
Blackline, Inc.*	2,500	207,275
Cadence Design Systems, Inc.*	12,605	1,209,576
CDK Global, Inc.	5,100	211,242
Cerence, Inc. (x)*	7,936	324,106
Ceridian HCM Holding, Inc.*	3,100	245,737
Citrix Systems, Inc.	31,652	4,681,647
Cloudera, Inc.*	16,800	213,696
Cloudflare, Inc., Class A*	5,800	208,510
CommVault Systems, Inc.*	2,600	100,620
Coupa Software, Inc.*	45,300	12,549,912
Crowdstrike Holdings, Inc., Class A*	96,753	9,703,358
Datadog, Inc., Class A (x)*	117,600	10,225,320
DocuSign, Inc.*	76,200	13,122,402
Dropbox, Inc., Class A*	8,900	193,753
Dynatrace, Inc.*	6,642	269,665
Elastic NV*	2,400	221,304
Envestnet, Inc.*	2,800	205,912
Everbridge, Inc.*	1,300	179,868
Fair Isaac Corp.*	1,400	585,256
FireEye, Inc.*	123,220	1,500,204
Five9, Inc.*	2,400	265,608
Fortinet, Inc.*	5,610	770,085
Globant SA*	1,600	239,760
Guidewire Software, Inc.*	3,500	387,975

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
HubSpot, Inc.*	1,600	$358,960
Intuit, Inc.	24,785	7,341,069
J2 Global, Inc.*	2,200	139,062
LivePerson, Inc.*	630	26,101
LogMeIn, Inc.	2,400	203,448
Manhattan Associates, Inc.*	2,800	263,760
Medallia, Inc.*	8,131	205,227
Microsoft Corp.#	454,126	92,419,182
New Relic, Inc.*	1,900	130,910
NortonLifeLock, Inc.	24,600	487,818
Nuance Communications, Inc.*	63,492	1,606,665
Nutanix, Inc., Class A*	4,600	109,043
OneSpan, Inc.*	1,452	40,554
Oracle Corp.	79,802	4,410,657
Palo Alto Networks, Inc.*	3,900	895,713
Paycom Software, Inc.*	2,200	681,406
Paylocity Holding Corp.*	1,500	218,835
Pegasystems, Inc.	2,200	222,574
Pluralsight, Inc., Class A*	854	15,415
Proofpoint, Inc.*	1,800	200,016
PTC, Inc.*	5,000	388,950
Q2 Holdings, Inc.*	2,400	205,896
Qualys, Inc.*	2,000	208,040
RealPage, Inc.*	3,200	208,032
RingCentral, Inc., Class A*	34,100	9,718,841
salesforce.com, Inc.*	86,431	16,191,119
ServiceNow, Inc.*	53,471	21,658,963
Slack Technologies, Inc., Class A*	35,977	1,118,525
Smartsheet, Inc., Class A*	4,900	249,508
Splunk, Inc. (x)*	33,190	6,594,853
SS&C Technologies Holdings, Inc.	7,128	402,589
Synopsys, Inc.*	12,396	2,417,220
Teradata Corp.*	4,300	89,440
Trade Desk, Inc. (The), Class A*	1,800	731,700
Tyler Technologies, Inc.*	1,546	536,277
VMware, Inc., Class A*	3,100	480,066
Workday, Inc., Class A*	24,320	4,556,595
Zendesk, Inc.*	5,500	486,915
Zix Corp.*	6,336	43,718
Zoom Video Communications, Inc., Class A*	7,400	1,876,196
Zscaler, Inc.*	2,500	273,750

		269,312,549

Technology Hardware, Storage & Peripherals (6.8%)
Apple, Inc.	228,257	83,268,154
Dell Technologies, Inc., Class C*	4,600	252,724
NetApp, Inc.	5,300	235,161
Pure Storage, Inc., Class A*	12,200	211,426
Seagate Technology plc	173,616	8,404,750
Western Digital Corp.	48,711	2,150,591

		94,522,806

Total Information Technology		556,833,226

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	1,300	313,898
Ecolab, Inc.	2,140	425,753
FMC Corp.	2,100	209,202
Ingevity Corp.*	2,200	115,654
NewMarket Corp.	462	185,022
RPM International, Inc.	4,678	351,131
Scotts Miracle-Gro Co. (The)	2,400	322,728
Sherwin-Williams Co. (The)	3,606	2,083,727

		4,007,115

Containers & Packaging (0.1%)
Amcor plc	20,300	207,263
Avery Dennison Corp.	1,800	205,362
Ball Corp.	13,900	965,911
Berry Global Group, Inc.*	4,900	217,168
Crown Holdings, Inc.*	3,100	201,903
Graphic Packaging Holding Co.	15,000	209,850

		2,007,457

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	155,753	1,802,062
Nucor Corp.	20,086	831,761
Royal Gold, Inc.	2,200	273,504

		2,907,327

Total Materials		8,921,899

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	19,467	5,032,998
Americold Realty Trust (REIT)	6,600	239,580
CoreSite Realty Corp. (REIT)	1,600	193,696
Crown Castle International Corp. (REIT)	17,132	2,867,040
EastGroup Properties, Inc. (REIT)	1,700	201,637
Equinix, Inc. (REIT)	3,907	2,743,886
Equity LifeStyle Properties, Inc. (REIT)	3,316	207,184
Extra Space Storage, Inc. (REIT)	4,200	387,954
Iron Mountain, Inc. (REIT)	6,100	159,210
Public Storage (REIT)	4,719	905,529
QTS Realty Trust, Inc. (REIT), Class A	3,200	205,088
Ryman Hospitality Properties, Inc. (REIT)	2,400	83,040
SBA Communications Corp. (REIT)	666	198,415
Simon Property Group, Inc. (REIT)	12,362	845,313
STAG Industrial, Inc. (REIT)	7,100	208,172

		14,478,742

Real Estate Management & Development (0.0%)
Cushman & Wakefield plc*	10,700	133,322
Redfin Corp.*	5,300	222,123

		355,445

Total Real Estate		14,834,187

Utilities (0.3%)
Electric Utilities (0.2%)
NextEra Energy, Inc.	7,849	1,885,094
NRG Energy, Inc.	6,200	201,872

		2,086,966

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)
ONE Gas, Inc.	2,700	$208,035
Southwest Gas Holdings, Inc.	2,100	145,005

		353,040

Independent Power and Renewable Electricity Producers (0.0%)
Ormat Technologies, Inc.	3,000	190,470
TerraForm Power, Inc., Class A	11,000	202,840

		393,310

Multi-Utilities (0.1%)
Sempra Energy	6,863	804,550

Total Utilities		3,637,866

Total Common Stocks (96.5%) (Cost $607,553,483)		1,344,847,194

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $189,578)	4,100	204,672

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.* (Cost $38,880)	8,100	1,361

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	25,859,355	25,882,628

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $1,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $1,020,001. (xx)	$1,000,000	1,000,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $400,002, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $408,000. (xx)	400,000	400,000
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $600,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $666,722. (xx)	600,000	600,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $13,118,185, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $13,380,523. (xx)	13,118,159	13,118,159

Total Repurchase Agreements		15,118,159

Total Short-Term Investments (3.0%) (Cost $41,001,052)		41,000,787

Total Investments in Securities (99.5%) (Cost $648,782,993)		1,386,054,014
Other Assets Less Liabilities (0.5%)		7,426,708

Net Assets (100%)		$1,393,480,722

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,291,260.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $16,812,144. This was collateralized by $1,666,176 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $15,118,159 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	13	9/2020	USD	2,638,285	112,440
S&P 500 E-Mini Index	24	9/2020	USD	3,708,240	71,010
S&P Midcap 400 E-Mini Index	9	9/2020	USD	1,601,190	58,207

					241,657

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$172,162,747	$—	$—	$172,162,747
Consumer Discretionary	192,099,036	—	—	192,099,036
Consumer Staples	36,910,624	—	—	36,910,624
Energy	2,441,230	—	—	2,441,230
Financials	26,677,662	—	—	26,677,662
Health Care	271,662,345	—	—	271,662,345
Industrials	58,666,372	—	—	58,666,372
Information Technology	556,833,226	—	—	556,833,226
Materials	8,921,899	—	—	8,921,899
Real Estate	14,834,187	—	—	14,834,187
Utilities	3,637,866	—	—	3,637,866
Futures	241,657	—	—	241,657
Master Limited Partnership
Financials	204,672	—	—	204,672
Rights
Communication Services	1,361	—	—	1,361
Short-Term Investments
Investment Company	25,882,628	—	—	25,882,628
Repurchase Agreements	—	15,118,159	—	15,118,159

Total Assets	$1,371,177,512	$15,118,159	$—	$1,386,295,671

Total Liabilities	$—	$—	$—	$—

Total	$1,371,177,512	$15,118,159	$—	$1,386,295,671

See Notes to Financial Statements.

1383

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$241,657	*

Total		$241,657

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$334,876	$334,876

Total	$334,876	$334,876

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$85,644	$85,644

Total	$85,644	$85,644

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $5,468,000 during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$342,268,999
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$432,824,563

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$752,519,385
Aggregate gross unrealized depreciation	(19,566,293)

Net unrealized appreciation	$732,953,092

Federal income tax cost of investments in securities and derivative instruments, if applicable	$653,342,579

For the six months ended June 30, 2020, the Portfolio incurred approximately $1,019 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $633,664,834)	$1,370,935,855
Repurchase Agreements (Cost $15,118,159)	15,118,159
Cash	22,764,641
Receivable for securities sold	1,026,070
Dividends, interest and other receivables	529,529
Due from Custodian	448,760
Receivable for Portfolio shares sold	245,061
Due from broker for futures variation margin	117,000
Securities lending income receivable	4,562
Other assets	15,416

Total assets	1,411,205,053

LIABILITIES
Payable for return of collateral on securities loaned	15,118,159
Payable for securities purchased	846,322
Investment management fees payable	635,425
Payable for Portfolio shares redeemed	580,694
Distribution fees payable – Class IA	256,121
Administrative fees payable	142,350
Distribution fees payable – Class IB	22,567
Trustees’ fees payable	8,607
Accrued expenses	114,086

Total liabilities	17,724,331

NET ASSETS	$1,393,480,722

Net assets were comprised of:
Paid in capital	$605,714,545
Total distributable earnings (loss)	787,766,177

Net assets	$1,393,480,722

Class IA
Net asset value, offering and redemption price per share, $1,271,586,849 / 17,210,727 shares outstanding (unlimited amount authorized: $0.01 par value)	$73.88

Class IB
Net asset value, offering and redemption price per share, $113,065,983 / 1,565,135 shares outstanding (unlimited amount authorized: $0.01 par value)	$72.24

Class K
Net asset value, offering and redemption price per share, $8,827,890 / 119,711 shares outstanding (unlimited amount authorized: $0.01 par value)	$73.74

(x)	Includes value of securities on loan of $16,812,144.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $46,094 foreign withholding tax)	$6,162,514
Income from non-cash dividends	423,744
Interest	63,315
Securities lending (net)	24,516

Total income	6,674,089

EXPENSES
Investment management fees	3,615,770
Distribution fees – Class IA	1,453,784
Administrative fees	786,110
Distribution fees – Class IB	128,842
Custodian fees	89,011
Printing and mailing expenses	55,799
Professional fees	44,169
Trustees’ fees	19,893
Miscellaneous	13,067

Total expenses	6,206,445

NET INVESTMENT INCOME (LOSS)	467,644

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	58,066,190
Futures contracts	334,876

Net realized gain (loss)	58,401,066

Change in unrealized appreciation (depreciation) on:
Investments in securities	75,125,754
Futures contracts	85,644

Net change in unrealized appreciation (depreciation)	75,211,398

NET REALIZED AND UNREALIZED GAIN (LOSS)	133,612,464

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,080,108

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$467,644	$9,317,831
Net realized gain (loss)	58,401,066	118,280,169
Net change in unrealized appreciation (depreciation)	75,211,398	222,182,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	134,080,108	349,780,144

Distributions to shareholders:
Class IA	—	(105,622,656)
Class IB	—	(9,519,572)
Class K	—	(752,664)

Total distributions to shareholders	—	(115,894,892)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [135,091 and 217,278 shares, respectively]	8,701,449	13,726,404
Capital shares issued in reinvestment of dividends and distributions [0 and 1,614,359 shares, respectively]	—	105,622,656
Capital shares repurchased [(1,063,118) and (1,764,387) shares, respectively]	(69,757,832)	(115,369,036)

Total Class IA transactions	(61,056,383)	3,980,024

Class IB
Capital shares sold [195,951 and 158,898 shares, respectively]	11,859,439	10,086,840
Capital shares issued in reinvestment of dividends and distributions [0 and 148,790 shares, respectively]	—	9,519,572
Capital shares repurchased [(279,146) and (249,234) shares, respectively]	(17,003,286)	(15,818,394)

Total Class IB transactions	(5,143,847)	3,788,018

Class K
Capital shares sold [11,200 and 21,412 shares, respectively]	739,253	1,391,556
Capital shares issued in reinvestment of dividends and distributions [0 and 11,541 shares, respectively]	—	752,664
Capital shares repurchased [(19,864) and (17,906) shares, respectively]	(1,261,274)	(1,148,769)

Total Class K transactions	(522,021)	995,451

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(66,722,251)	8,763,493

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,357,857	242,648,745
NET ASSETS:
Beginning of period	1,326,122,865	1,083,474,120

End of period	$1,393,480,722	$1,326,122,865

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019		2018	2017		2016	2015
Net asset value, beginning of period	$66.71		$54.88		$61.46	$47.22		$45.89	$44.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.49		0.10	0.09		0.23	0.07
Net realized and unrealized gain (loss)	7.15		17.64		0.14	14.24		1.35	1.70

Total from investment operations	7.17		18.13		0.24	14.33		1.58	1.77

Less distributions:
Dividends from net investment income	—		(0.51)		(0.09)	(0.09)		(0.25)	(0.08)
Distributions from net realized gains	—		(5.79)		(6.73)	—		—	—

Total dividends and distributions	—		(6.30)		(6.82)	(0.09)		(0.25)	(0.08)

Net asset value, end of period	$73.88		$66.71		$54.88	$61.46		$47.22	$45.89

Total return (b)	10.75%		33.35	%(cc)	(0.22)%	30.34	%(bb)	3.44%	4.00	%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,271,587		$1,210,068		$991,788	$1,085,470		$914,837	$977,594
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%		0.98%		0.98%	0.99%		1.00%	0.98%
Before waivers (a)(f)	0.98%		0.98%		0.98%	0.99%		1.00%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.07%		0.75%		0.15%	0.16%		0.52%	0.16%
Before waivers (a)(f)	0.07%		0.75%		0.15%	0.16%		0.52%	0.16%
Portfolio turnover rate^	27	%(z)	56%		45%	47%		63%	65%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019		2018	2017		2016	2015
Net asset value, beginning of period	$65.23		$53.77		$60.34	$46.36		$45.06	$43.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.48		0.10	0.08		0.23	0.07
Net realized and unrealized gain (loss)	6.99		17.28		0.15	13.99		1.32	1.66

Total from investment operations	7.01		17.76		0.25	14.07		1.55	1.73

Less distributions:
Dividends from net investment income	—		(0.51)		(0.09)	(0.09)		(0.25)	(0.07)
Distributions from net realized gains	—		(5.79)		(6.73)	—		—	—

Total dividends and distributions	—		(6.30)		(6.82)	(0.09)		(0.25)	(0.07)

Net asset value, end of period	$72.24		$65.23		$53.77	$60.34		$46.36	$45.06

Total return (b)	10.75%		33.35	%(cc)	(0.20)%	30.35	%(bb)	3.43%	4.00	%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113,066		$107,518		$85,486	$88,662		$74,656	$81,898
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%		0.98%		0.98%	0.99%		1.00%	0.98%
Before waivers (a)(f)	0.98%		0.98%		0.98%	0.99%		1.00%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.07%		0.75%		0.16%	0.16%		0.51%	0.16%
Before waivers (a)(f)	0.07%		0.75%		0.16%	0.16%		0.51%	0.16%
Portfolio turnover rate^	27	%(z)	56%		45%	47%		63%	65%

See Notes to Financial Statements.

1387

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018	2017		2016	2015
Net asset value, beginning of period	$66.50		$54.71		$61.29	$47.08		$45.76	$44.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.66		0.27	0.22		0.35	0.19
Net realized and unrealized gain (loss)	7.13		17.60		0.14	14.21		1.34	1.56

Total from investment operations	7.24		18.26		0.41	14.43		1.69	1.75

Less distributions:
Dividends from net investment income	—		(0.68)		(0.26)	(0.22)		(0.37)	(0.19)
Distributions from net realized gains	—		(5.79)		(6.73)	—		—	—

Total dividends and distributions	—		(6.47)		(6.99)	(0.22)		(0.37)	(0.19)

Net asset value, end of period	$73.74		$66.50		$54.71	$61.29		$47.08	$45.76

Total return (b)	10.89%		33.68	%(cc)	0.05%	30.66	%(bb)	3.69%	3.97	%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,828		$8,537		$6,201	$6,560		$4,681	$5,162
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%		0.73%		0.73%	0.74%		0.75%	0.73%
Before waivers (a)(f)	0.73%		0.73%		0.73%	0.74%		0.75%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.32%		1.02%		0.41%	0.41%		0.77%	0.41%
Before waivers (a)(f)	0.32%		1.02%		0.41%	0.41%		0.77%	0.41%
Portfolio turnover rate^	27	%(z)	56%		45%	47%		63%	65%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.82% for Class IA, 3.81% for Class IB and 3.79% for Class K.
(bb)	Includes a litigation payment. Without this payment, the total return would have been 29.90% for Class IA, 29.89% for Class IB and 30.23% for Class K.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 33.27% for Class IA, 33.27% for Class IB and 33.60% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1388

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	27.9%
Mortgage-Backed Securities	21.9
Financials	11.2
Collateralized Mortgage Obligations	11.0
Asset-Backed Securities	6.9
Commercial Mortgage-Backed Securities	3.8
Information Technology	2.9
Industrials	2.6
Health Care	2.4
Utilities	2.4
Investment Companies	2.4
Foreign Government Securities	2.2
Communication Services	2.0
Real Estate	1.9
Energy	1.8
Consumer Discretionary	1.6
Consumer Staples	1.5
Municipal Bonds	1.3
U.S. Government Agency Securities	0.9
Supranational	0.8
Materials	0.4
Foreign Government Security	0.2
Repurchase Agreements	0.1
Cash and Other	(10.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,047.30	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class IB
Actual	1,000.00	1,047.20	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class K
Actual	1,000.00	1,047.60	3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.90%, 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1389

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.9%)
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§		$970,702	$854,827
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		317,394	285,944
Series 2015-2 B 5.000%, 12/15/23§		18,800	15,589
Series 2017-1 AA 3.300%, 1/15/30§		18,464	16,280
Alaska Airlines Pass-Through Trust,
Series 2020-1 A 4.800%, 8/15/27§		85,000	86,062
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25		281,703	213,952
Series 2015-2 AA 3.600%, 9/22/27		97,266	89,737
Series 2015-2 B 4.400%, 9/22/23		115,750	79,114
Series 2016-1 B 5.250%, 1/15/24		1,326	869
Series 2016-2 B 4.375%, 6/15/24§		41,100	26,874
Series 2016-3 AA 3.000%, 10/15/28		4,234	3,853
Series 2017-1 B 4.950%, 2/15/25		11,126	8,354
Series 2017-2 B 3.700%, 10/15/25		3,989	2,754
Series 2019-1 AA 3.150%, 2/15/32		73,845	67,982
Series 2019-1 B 3.850%, 2/15/28		77,878	54,479
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39 (l)§		3,000,000	2,839,427
ASSURANT CLO III Ltd.,
Series 2018-2A A 2.365%, 10/20/31 (l)§		500,000	488,148
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A 2.309%, 1/15/31 (l)§		496,310	483,725
B&M CLO Ltd.,
Series 2014-1A A1R 1.906%, 4/16/26 (l)§		32,696	32,597
B2R Mortgage Trust,
Series 2015-2 A 3.336%, 11/15/48§		10,077	10,076
Series 2016-1 A 2.567%, 6/15/49§		325,413	325,175
Cent CLO 19 Ltd.,
Series 2013-19A A1A 2.171%, 10/29/25 (l)§		90,507	90,333
CFIP CLO Ltd.,
Series 2013-1A AR 2.475%, 4/20/29 (l)§		500,000	492,320
CIFC Funding Ltd.,
Series 2015-5A A1R 1.851%, 10/25/27 (l)§		600,000	592,473
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1 0.475%, 10/25/36 (l)		890,654	886,300
CLI Funding VI LLC,
Series 2019-1A A 3.710%, 5/18/44§		446,489	439,305
Cork Street CLO Designated Activity Co.,
Series 1A A1BE 0.760%, 11/27/28 (l)§	EUR	481,443	537,507
Crown Castle Towers LLC, 3.222%, 5/15/22§		$400,000	404,760
CSMC Trust,
Series 2019-JR1 A1 4.095%, 9/27/66 (l)§		1,742,165	1,754,547
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R 2.326%, 1/16/26 (l)§		44,189	44,103
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28		50,000	47,609
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§		497,500	521,310
Dorchester Park CLO DAC,
Series 2015-1A AR 2.035%, 4/20/28 (l)§		500,000	494,388
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A 5.250%, 5/30/23§		577,901	518,262
Driver Australia Five Trust,
Series 5 A 1.020%, 7/21/26 (l)(m)	AUD	252,591	173,938
Earnest Student Loan Program LLC,
Series 2016-C A2 2.680%, 7/25/35§		$224,737	222,710
Elevation CLO Ltd.,
Series 2018-9A A1 2.339%, 7/15/31 (l)§		500,000	479,814
Elm Park CLO DAC,
Series 1A A1R 0.620%, 4/16/29 (l)§	EUR	500,000	556,995
Emerald Bay SA,
(Zero Coupon), 10/8/20§		582,000	634,261
Evans Grove CLO Ltd.,
Series 2018-1A A1 1.291%, 5/28/28 (l)§		$495,763	486,634
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2 0.565%, 3/15/23 (l)§		600,000	599,482
GSAA Home Equity Trust,
Series 2006-5 2A1 0.254%, 3/25/36 (l)		13,030	6,176
Series 2007-10 A2A 6.500%, 11/25/37		2,383,953	1,677,348
Series 2007-8 A2 0.534%, 8/25/37 (l)		319,573	306,629
Hardee’s Funding LLC,
Series 2018-1A A2I 4.250%, 6/20/48§		491,250	499,312

See Notes to Financial Statements.

1390

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Helios Issuer LLC,
Series 2020-AA A 2.980%, 6/20/47§	$450,000	$452,250
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 0.325%, 10/25/36 (l)	8,611,261	3,550,136
Invitation Homes Trust,
Series 2018-SFR3 A 1.194%, 7/17/37 (l)§	111,439	110,558
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR 1.909%, 7/15/26 (l)§	77,362	77,123
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1 2.141%, 4/25/30 (l)§	500,000	489,140
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A 1.985%, 1/17/28 (l)§	569,688	559,358
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§	2,362,545	1,966,745
Latam Airlines Pass-Through Trust,
Series 2015-1 B 4.500%, 11/15/23	293,130	153,893
Lendmark Funding Trust,
Series 2019-2A A 2.780%, 4/20/28§	218,000	216,649
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 1.315%, 5/15/28 (l)§	500,000	495,138
Series 2019-CRE2 AS 1.685%, 5/15/36 (l)§	246,000	231,726
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R 2.119%, 4/15/28 (l)§	595,756	584,789
LP Credit Card ABS Master Trust,
Series 2018-1 A 2.323%, 8/20/24 (l)§	449,940	457,284
Marathon CLO V Ltd.,
Series 2013-5A A1R 1.244%, 11/21/27 (l)§	456,726	446,779
Marathon CLO VII Ltd.,
Series 2014-7A A1R 2.207%, 10/28/25 (l)§	166,746	165,835
Midocean Credit CLO IX,
Series 2018-9A A1 2.285%, 7/20/31 (l)§	500,000	482,678
Midocean Credit Clo VIII,
Series 2018-8A A1 1.527%, 2/20/31 (l)§	500,000	488,749
Monarch Grove CLO Ltd.,
Series 2018-1A A1 1.871%, 1/25/28 (l)§	358,011	351,795
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR 2.335%, 4/18/25 (l)§	86,245	85,880
MP CLO III Ltd.,
Series 2013-1A AR 2.385%, 10/20/30 (l)§	2,000,000	1,931,164
MP CLO IV Ltd.,
Series 2013-2A ARR 2.271%, 7/25/29 (l)§	500,000	487,613
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 0.505%, 2/25/37 (l)	1,899,622	1,774,970
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1 2.235%, 4/19/31 (l)§	492,590	475,132
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A A1R 2.069%, 7/15/27 (l)§	400,000	394,515
OFSI Fund IX Ltd.,
Series 2018-1A A 2.369%, 7/15/31 (l)§	500,000	481,568
OneMain Direct Auto Receivables Trust,
Series 2018-1A A 3.430%, 12/16/24§	500,000	507,024
OneMain Financial Issuance Trust,
Series 2017-1A A1 2.370%, 9/14/32§	460,963	462,586
Series 2019-2A A 3.140%, 10/14/36§	210,000	210,558
Series 2020-1A A 3.840%, 5/14/32§	160,000	164,809
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 1.891%, 7/25/29 (l)	164,568	164,170
Primose Funding LLC,
Series 2019-1A A2 4.475%, 7/30/49§	248,751	250,099
PRPM LLC,
Series 2019-3A A1 3.351%, 7/25/24 (e)§	3,105,682	3,103,240
Prudential plc,
Series 2018-1A A 2.369%, 7/15/31 (l)§	500,000	481,151
RASC Trust,
Series 2007-EMX1 A13 0.385%, 1/25/37 (l)	2,152,148	1,918,959
Series 2007-KS3 AI3 0.434%, 4/25/37 (l)	1,306,096	1,266,398
Rockford Tower CLO Ltd.,
Series 2018-1A A 1.477%, 5/20/31 (l)§	500,000	485,399
SAPPHIRE AVIATION FINANCE II Ltd.,
Series 2020-1A A 3.228%, 3/15/40§	494,167	419,786
Scholar Funding Trust,
Series 2013-A A 0.820%, 1/30/45 (l)§	123,309	114,527
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 0.354%, 8/25/36 (l)	2,548,316	1,012,257
SLM Private Credit Student Loan Trust,
Series 2005-A A3 0.513%, 6/15/23 (l)	3,362	3,243
Series 2006-B A5 0.583%, 12/15/39 (l)	68,660	62,696
SLM Private Education Loan Trust,
Series 2010-C A5 4.935%, 10/15/41 (l)§	130,000	136,484
SLM Student Loan Trust,
Series 2005-7 A4 1.141%, 10/25/29 (l)	304,119	296,353

See Notes to Financial Statements.

1391

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§	$100,000	$99,774
Series 2020-PTA A2A 1.600%, 9/15/54§	260,000	256,393
SoFi Professional Loan Program LLC,
Series 2016-D A1 1.135%, 1/25/39 (l)§	87,954	87,954
Series 2017-F BFX 3.620%, 1/25/41§	1,000,000	1,032,952
SoFi Professional Loan Program Trust,
Series 2018-B A1FX 2.640%, 8/25/47§	60,268	60,377
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A 2.171%, 10/26/31 (l)§	500,000	481,188
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 2.285%, 4/18/31 (l)§	500,000	481,151
Steele Creek CLO Ltd.,
Series 2014-1RA A 2.179%, 4/21/31 (l)§	500,000	482,770
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R 2.285%, 1/17/26 (l)§	167,548	167,025
Series 2013-1A A2R 2.305%, 1/17/26 (l)§	167,548	167,480
Symphony CLO XVII Ltd.,
Series 2016-17A AR 2.099%, 4/15/28 (l)§	600,000	594,056
Telos CLO Ltd.,
Series 2014-5A A1R 2.085%, 4/17/28 (l)§	593,589	584,167
Textainer Marine Containers VII Ltd.,
Series 2019-1A A 3.960%, 4/20/44§	680,000	691,202
TICP CLO II-2 Ltd.,
Series 2018-IIA A1 1.975%, 4/20/28 (l)§	597,173	588,850
TICP CLO III-2 Ltd.,
Series 2018-3R A 1.975%, 4/20/28 (l)§	400,000	395,412
Towd Point Mortgage Trust,
Series 2019-1 M1 0.000%, 3/25/58 (l)§	1,500,000	1,568,651
TRTX Issuer Ltd.,
Series 2019-FL3 AS 1.644%, 9/15/34 (l)§	250,000	227,691
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	622,049	440,227
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	69,043	75,402
United Airlines Pass-Through Trust,
Series 2015-1 AA 3.450%, 12/1/27	12,099	11,773
Series 2016-2 AA 2.875%, 10/7/28	17,357	15,804
Series 2016-2 B 3.650%, 10/7/25	3,929	2,854
Series 2019-1 AA 4.150%, 8/25/31	444,415	434,545
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	6,758	7,101
Series 2004-20C 1 4.340%, 3/1/24	92,662	94,729
Series 2005-20B 1 4.625%, 2/1/25	9,059	9,393
Series 2008-20G 1 5.870%, 7/1/28	127,592	140,752
US Airways Pass-Through Trust,
Series 2013-1 B 5.375%, 11/15/21	7,654	6,147
Vantage Data Centers Issuer LLC,
Series 2019-1A A2 3.188%, 7/15/44§	743,750	755,109
Venture XII CLO Ltd.,
Series 2012-12A ARR 1.171%, 2/28/26 (l)§	365,665	360,833
Venture XVI CLO Ltd.,
Series 2014-16A ARR 2.069%, 1/15/28 (l)§	576,572	567,222
Venture XVII CLO Ltd.,
Series 2014-17A ARR 2.099%, 4/15/27 (l)§	496,156	486,477
Vericrest Opportunity Loan Trust,
Series 2019-NPL4 A1A 3.351%, 8/25/49 (e)§	1,069,611	1,065,370
Series 2020-NPL5 A1A 2.981%, 3/25/50 (e)§	1,531,459	1,516,666
Vibrant Clo X Ltd.,
Series 2018-10A A1 2.335%, 10/20/31 (l)§	500,000	479,934
VOLT LXXXIII LLC,
Series 2019-NPL9 A1A 3.327%, 11/26/49 (e)§	816,934	815,031
VOLT LXXXV LLC,
Series 2020-NPL1 A1A 3.228%, 1/25/50 (e)§	3,027,510	3,008,292
VOLT LXXXVII LLC,
Series 2020-NPL3 A1A 2.981%, 2/25/50 (e)§	825,124	817,062
WhiteHorse X Ltd.,
Series 2015-10A A1R 2.065%, 4/17/27 (l)§	206,850	205,223

Total Asset-Backed Securities		65,706,579

Collateralized Mortgage Obligations (11.0%)
Alternative Loan Trust,
Series 2006-OA22 A1 0.344%, 2/25/47 (l)	42,546	37,280
Series 2006-OA6 1A2 0.394%, 7/25/46 (l)	25,876	22,980
Series 2007-OH1 A1D 0.394%, 4/25/47 (l)	48,185	34,120
American Home Mortgage Investment Trust,
Series 2006-1 2A1 2.265%, 12/25/35 (l)	2,723,943	1,066,429

See Notes to Financial Statements.

1392

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Angel Oak Mortgage Trust I LLC,
Series 2019-4 A3 3.301%, 7/26/49 (l)§		$107,433	$107,951
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 3.452%, 7/25/36 (l)		1,789,278	1,364,251
Bear Stearns ARM Trust,
Series 2004-8 11A2 4.259%, 11/25/34 (l)		299,163	275,163
Series 2005-1 2A1 3.749%, 3/25/35 (l)		171,852	161,729
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		1,987,677	1,398,984
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		735,414	723,671
Series 2005-24 A1 5.500%, 11/25/35		511,473	428,997
Citigroup Mortgage Loan Trust,
Series 2019-B A1 3.258%, 4/25/66 (l)§		1,829,185	1,823,896
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8 6.000%, 9/25/36		1,927,077	1,873,380
COLT Mortgage Loan Trust,
Series 2020-3 A3 2.380%, 4/27/65 (l)§		100,000	100,165
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§		1,505,504	1,444,877
Eurohome UK Mortgages plc,
Series 2007-1 A 0.343%, 6/15/44 (l)(m)	GBP	316,291	378,902
EuroMASTR plc,
Series 2007-1V A2 0.393%, 6/15/40 (l)(m)		205,984	241,599
Eurosail-UK plc,
Series 2007-4X A3 1.148%, 6/13/45 (l)(m)		584,048	712,926
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$1,278,244	1,465,009
Series 4116 AP 1.350%, 8/15/42		2,191,603	2,197,130
Series 4316 BZ 3.000%, 3/15/44		4,908,209	5,269,081
Series 4430 NZ 3.000%, 1/15/45		2,352,420	2,536,408
Series 4438 B 3.000%, 10/15/43		968,317	996,214
Series 4440 ZD 2.500%, 2/15/45		6,854,834	7,267,599
Series 4499 AB 3.000%, 6/15/42		1,421,849	1,474,573
Series 4610 KA 2.500%, 5/15/39		2,354,692	2,415,297
Series 4624 GA 2.500%, 4/15/40		1,098,161	1,121,285
Series 4750 PA 3.000%, 7/15/46		2,489,513	2,581,333
Series 4791 JT 3.000%, 5/15/48		2,715,404	2,814,525
Series 4989 FA 0.544%, 8/15/40 (l)(r)		400,000	397,939
Series 4989 FB 0.544%, 10/15/40 (l)(r)		300,000	298,454
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		892,716	578,161
FNMA,
Series 2012-103 ZP 3.000%, 9/25/42		948,480	1,003,862
Series 2012-150 KA 1.750%, 1/25/43		3,171,662	3,229,186
Series 2013-123 PZ 2.700%, 3/25/43		4,827,148	5,040,398
Series 2015-11 A 3.000%, 5/25/34		1,407,625	1,478,261
Series 2016-55 EA 1.750%, 7/25/43		3,989,176	4,070,221
Series 2016-72 PA 3.000%, 7/25/46		2,411,923	2,534,987
Series 2016-81 PA 3.000%, 2/25/44		1,723,845	1,789,185
Series 2017-4 CH 3.000%, 6/25/42		1,712,681	1,733,878
Series 2017-79 VB 3.000%, 1/25/38		3,600,000	3,771,103
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§		500,000	443,604
GMACM Mortgage Loan Trust,
Series 2005-AF2 A1 6.000%, 12/25/35		725,829	678,015
GNMA,
Series 2013-116 LS 5.960%, 8/20/43IO IO (l)		1,855,450	375,502
Series 2013-26 MS 6.060%, 2/20/43IO IO (l)		1,784,028	367,236
Series 2014-20 TS 5.910%, 2/20/44IO IO (l)		1,759,260	349,471
Series 2015-H15 FC 0.883%, 6/20/65 (l)		330,185	330,246
Series 2015-H16 FM 0.903%, 7/20/65 (l)		544,012	544,525
Series 2015-H18 FB 0.903%, 7/20/65 (l)		309,177	309,455
Series 2015-H19 FK 0.903%, 8/20/65 (l)		624,939	625,502
Series 2015-H20 FB 0.903%, 8/20/65 (l)		361,120	361,453
Series 2015-H20 FC 0.923%, 8/20/65 (l)		1,429,247	1,431,568
Series 2015-H22 FC 0.903%, 9/20/65 (l)		705,545	706,213
Series 2015-H29 FA 1.003%, 10/20/65 (l)		17,768	17,806
Series 2016-H11 F 1.103%, 5/20/66 (l)		396,295	399,686
Series 2016-H14 FA 1.103%, 6/20/66 (l)		410,084	413,649

See Notes to Financial Statements.

1393

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2016-H15 FA 1.103%, 7/20/66 (l)		$483,316	$487,318
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 0.438%, 6/18/39 (l)(m)		455,601	445,515
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.065%, 9/25/35 (l)		44,163	43,850
Series 2006-AR2 2A1 3.561%, 4/25/36 (l)		59,960	48,616
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 3.861%, 1/19/35 (l)		207,860	205,840
Hawksmoor Mortgages,
Series 2019-1A A 1.287%, 5/25/53 (l)§	GBP	1,885,586	2,335,773
Impac CMB Trust,
Series 2003-8 2A1 1.085%, 10/25/33 (l)		$486	483
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 3.428%, 6/25/37 (l)		1,042,709	826,276
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 0.455%, 2/25/37 (l)		1,461,907	1,056,147
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 6.000%, 11/25/36§		1,492,322	1,200,674
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		887,276	638,617
Series 2006-A3 6A1 3.645%, 8/25/34 (l)		28,842	27,098
Series 2007-A1 3A3 3.721%, 7/25/35 (l)		37,667	36,598
Series 2017-3 1A6 3.000%, 8/25/47 (l)§		137,037	138,834
Kensington Mortgage Securities plc,
Series 2007-1X A3C 0.483%, 6/14/40 (l)(m)		232,144	222,837
Legacy Mortgage Asset Trust,
Series 2020-GS4 A1 3.250%, 2/25/60 (e)§		1,092,784	1,096,660
Ludgate Funding plc,
Series 2007-1 A2A 0.735%, 1/1/61 (l)(m)	GBP	112,110	130,081
Series 2008-W1X A1 1.175%, 1/1/61 (l)(m)		289,592	343,798
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$68,058	71,931
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A 2.015%, 12/25/32 (l)		9,221	8,536
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 0.513%, 4/16/36 (l)§		350,008	302,467
MortgageIT Trust,
Series 2005-4 A1 0.465%, 10/25/35 (l)		249,725	244,871
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		491,868	525,001
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-AP1 A2 5.515%, 1/25/36 (l)		3,609,638	1,590,630
Series 2006-AP1 A5 5.559%, 1/25/36 (e)		2,713,579	1,195,738
Nomura Resecuritization Trust,
Series 2014-7R 2A3 0.368%, 12/26/35 (l)§		100,091	99,358
PRPM LLC,
Series 2019-1A A1 4.500%, 1/25/24 (e)§		1,250,644	1,255,903
Series 2019-GS1 A1 3.500%, 10/25/24 (l)§		1,423,613	1,412,373
RBSSP Resecuritization Trust,
Series 2009-12 18A1 3.532%, 12/25/35 (l)§		36,947	36,777
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 0.524%, 6/25/35 (l)§		56,875	52,944
Series 2006-R1 AF1 0.524%, 1/25/36 (l)§		184,200	174,008
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		3,147,383	1,877,943
Series 2006-A9CB A7 6.000%, 9/25/36		4,242,600	2,308,683
Resloc UK plc,
Series 2007-1X A3B 0.358%, 12/15/43 (l)(m)	GBP	118,145	136,823
RFMSI Trust,
Series 2006-SA2 3A1 4.969%, 8/25/36 (l)		$664,551	598,281
Sequoia Mortgage Trust,
Series 10 2A1 0.950%, 10/20/27 (l)		1,573	1,490
Series 2003-4 2A1 0.540%, 7/20/33 (l)		11,628	10,802
Series 6 A 0.834%, 4/19/27 (l)		118,860	113,336
Shellpoint Co-Originator Trust,
Series 2017-1 A4 3.500%, 4/25/47 (l)§		1,453,905	1,477,902
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,210,013
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 3.707%, 4/25/34 (l)		280,828	277,213
Series 2005-19XS 2A1 0.484%, 10/25/35 (l)		233,549	229,304
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 0.444%, 7/19/35 (l)		39,281	35,815
Toorak Mortgage Corp. Ltd.,
Series 2020-1 A2 3.228%, 3/25/23 (e)§		1,200,000	1,109,457

See Notes to Financial Statements.

1394

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Towd Point Mortgage Funding,
Series 2019-A13A A1 1.392%, 7/20/45 (l)§	GBP	942,210	$1,159,357
Trinity Square plc,
Series 2015-1A A 1.816%, 7/15/51 (l)§		132,072	163,691
Uropa Securities plc,
Series 2007-1 A3A 0.866%, 10/10/40 (l)(m)		693,942	812,300

Total Collateralized Mortgage Obligations			104,393,282

Commercial Mortgage-Backed Securities (3.8%)
1211 Avenue of the Americas Trust,
Series 2015-1211 D 4.280%, 8/10/35 (l)§		$100,000	103,139
20 Times Square Trust,
Series 2018-20TS B 3.203%, 5/15/35 (l)§		268,000	261,441
Series 2018-20TS F 3.203%, 5/15/35 (l)§		112,000	99,500
Series 2018-20TS G 3.203%, 5/15/35 (l)§		112,000	95,172
245 Park Avenue Trust,
Series 2017-245P XA 0.271%, 6/5/37 IO (l)§		1,000,000	11,322
280 Park Avenue Mortgage Trust,
Series 2017-280P D 1.720%, 9/15/34 (l)§		200,000	193,067
Americold 2010 LLC,
Series 2010-ARTA C 6.811%, 1/14/29§		100,000	100,655
AOA Mortgage Trust,
Series 2015-1177 C 3.110%, 12/13/29 (l)§		100,000	98,446
Ashford Hospitality Trust,
Series 2018-ASHF D 2.285%, 4/15/35 (l)§		16,000	14,197
Series 2018-KEYS A 1.185%, 6/15/35 (l)§		600,000	557,909
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 2.135%, 12/15/36 (l)§		290,000	234,357
Series 2017-ATRM E 3.235%, 12/15/36 (l)§		224,000	166,517
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.727%, 8/14/34 (l)§		100,000	97,351
Series 2017-SCH CL 1.685%, 11/15/32 (l)§		100,000	83,550
Series 2017-SCH DL 2.185%, 11/15/32 (l)§		100,000	76,661
Series 2018-DSNY D 1.885%, 9/15/34 (l)§		200,000	178,324
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3 XB 0.779%, 2/15/50 IO (l)		1,000,000	37,134
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 B 1.685%, 3/15/36 (l)§		234,000	219,347
BANK,
Series 2017-BNK6 XA 0.971%, 7/15/60 IO (l)		3,479,958	148,204
Series 2017-BNK9 A4 3.538%, 11/15/54		50,000	56,294
Series 2018-BN10 XA 0.881%, 2/15/61 IO (l)		3,721,920	168,976
Series 2019-BN19 AS 3.446%, 8/15/61		249,000	280,449
Series 2019-BN20 AS 3.243%, 9/15/62 (l)		310,000	336,767
Series 2019-BN20 XA 0.963%, 9/15/62 IO (l)		159,504	10,100
Series 2019-BN20 XB 0.463%, 9/15/62 IO (l)		530,000	15,905
Series 2019-BN21 A5 2.851%, 10/17/52		20,000	21,911
Series 2020-BN25 AS 2.841%, 1/15/63		22,000	23,194
Series 2020-BN25 B 3.043%, 1/15/63 (l)		310,000	304,051
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§		900,000	975,328
BBCMS Mortgage Trust,
Series 2017-DELC C 1.385%, 8/15/36 (l)§		53,000	48,235
Series 2017-DELC D 1.885%, 8/15/36 (l)§		60,000	52,807
Series 2017-DELC E 2.685%, 8/15/36 (l)§		122,000	106,770
Series 2017-DELC F 3.685%, 8/15/36 (l)§		121,000	97,690
Series 2018-TALL A 0.907%, 3/15/37 (l)§		15,000	14,103
Series 2018-TALL D 1.633%, 3/15/37 (l)§		40,000	33,822
Series 2019-BWAY D 2.345%, 11/25/34 (l)§		30,000	25,242
Series 2020-C6 A4 2.639%, 2/15/53		56,000	60,301
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§		100,000	107,269
Series 2015-SRCH XA 1.122%, 8/10/35 IO (l)§		1,000,000	50,491
Series 2018-CBM A 1.185%, 7/15/37 (l)§		223,000	203,353
BB-UBS Trust,
Series 2012-SHOW XA 0.730%, 11/5/36 IO (l)§		2,277,000	54,911
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7 B 5.214%, 2/11/41 (l)		29,001	29,055
Series 2007-T26 AM 5.513%, 1/12/45 (l)		10,026	9,923
Benchmark Mortgage Trust,
Series 2018-B3 D 3.208%, 4/10/51 (l)§		10,000	7,395
Series 2018-B5 A3 3.944%, 7/15/51		60,000	70,455

See Notes to Financial Statements.

1395

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-B10 3CCA 4.029%, 3/15/62 (l)§	$60,000	$59,223
Series 2019-B13 XA 1.269%, 8/15/57 IO (l)	776,241	59,047
Series 2019-B9 XA 1.212%, 3/15/52 IO (l)	996,104	71,449
Series 2020-B16 B 3.176%, 2/15/53 (l)	10,000	9,829
Series 2020-B16 C 3.655%, 2/15/53 (l)	10,000	9,022
Series 2020-B16 D 2.500%, 2/15/53§	29,000	19,913
Series 2020-B16 XA 1.048%, 2/15/53 IO (l)	3,951,970	288,698
Series 2020-B17 XB 0.653%, 3/15/53 IO (l)	1,000,000	41,752
Series 2020-IG3 XA 0.813%, 9/15/48 IO (l)§	6,794,817	276,425
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§	200,000	214,244
Series 2013-1515 C 3.446%, 3/10/33§	100,000	100,183
BX Trust,
Series 2017-APPL E 3.335%, 7/15/34 (l)§	80,627	74,991
Series 2017-SLCT D 2.235%, 7/15/34 (l)§	47,026	43,811
Series 2017-SLCT E 3.335%, 7/15/34 (l)§	113,900	104,801
Series 2018-GW D 1.955%, 5/15/35 (l)§	112,000	100,810
Series 2019-OC11 A 3.202%, 12/9/41§	10,000	10,433
Series 2019-OC11 D 4.075%, 12/9/41 (l)§	126,000	116,609
Series 2019-OC11 E 4.075%, 12/9/41 (l)§	340,000	301,802
BXP Trust,
Series 2017-CC D 3.670%, 8/13/37 (l)§	30,000	28,789
Series 2017-GM D 3.539%, 6/13/39 (l)§	80,000	82,830
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D 1.935%, 12/15/37 (l)§	100,000	96,502
CD Mortgage Trust,
Series 2006-CD3 AM 5.648%, 10/15/48	68,690	67,770
Series 2017-CD3 A4 3.631%, 2/10/50	10,000	11,141
Series 2017-CD4 A4 3.514%, 5/10/50 (l)	10,000	11,126
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48	10,000	11,153
Series 2016-C4 XA 1.857%, 5/10/58 IO (l)	675,454	45,087
Series 2016-C4 XB 0.888%, 5/10/58 IO (l)	110,000	3,930
Series 2018-TAN C 5.295%, 2/15/33§	100,000	95,389
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC A 0.975%, 7/15/32 (l)§	91,354	90,157
Series 2017-BIOC D 1.785%, 7/15/32 (l)§	182,709	179,572
CHC Commercial Mortgage Trust,
Series 2019-CHC B 1.685%, 6/15/34 (l)§	101,562	95,748
CHT Mortgage Trust,
Series 2017-CSMO E 3.185%, 11/15/36 (l)§	144,000	129,613
Series 2017-CSMO F 3.926%, 11/15/36 (l)§	68,000	60,868
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B 3.772%, 2/10/48	320,000	328,945
Series 2016-P3 C 5.050%, 4/15/49 (l)	30,000	29,173
Series 2016-P4 A4 2.902%, 7/10/49	175,000	186,961
Series 2016-P6 A5 3.720%, 12/10/49 (l)	160,000	178,929
Series 2017-C4 A4 3.471%, 10/12/50	20,000	22,257
Series 2019-C7 A4 3.102%, 12/15/72	10,000	11,113
Series 2019-SST2 D 1.785%, 12/15/36 (l)§	453,000	433,140
Citigroup COmmercial Mortgage Trust,
Series 2018-C6 A4 4.412%, 11/10/51	30,000	35,715
Commercial Mortgage Trust,
Series 2013-CR6 XA 1.161%, 3/10/46 IO (l)	523,928	10,159
Series 2013-GAM E 3.531%, 2/10/28 (l)§	100,000	91,754
Series 2013-LC13 B 5.009%, 8/10/46 (l)§	274,000	253,383
Series 2014-CR14 A4 4.236%, 2/10/47 (l)	50,000	54,453
Series 2014-CR18 A4 3.550%, 7/15/47	9,940	10,694
Series 2014-CR19 A5 3.796%, 8/10/47	50,000	54,439
Series 2014-CR21 A3 3.528%, 12/10/47	18,515	20,027
Series 2014-LC15 A4 4.006%, 4/10/47	40,000	43,398
Series 2014-UBS4 C 4.801%, 8/10/47 (l)	21,000	20,078
Series 2015-3BP B 3.346%, 2/10/35 (l)§	300,000	310,142
Series 2015-3BP XA 0.168%, 2/10/35 IO (l)§	1,287,000	5,424
Series 2015-CR22 C 4.244%, 3/10/48 (l)	300,000	299,505
Series 2015-CR22 XA 1.028%, 3/10/48 IO (l)	3,279,825	102,180
Series 2015-CR24 A5 3.696%, 8/10/48	20,000	22,186
Series 2015-CR25 A4 3.759%, 8/10/48	10,000	10,979

See Notes to Financial Statements.

1396

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-CR26 ASB 3.373%, 10/10/48	$2,000,000	$2,091,567
Series 2015-DC1 XA 1.172%, 2/10/48 IO (l)	3,075,282	107,649
Series 2015-LC19 D 2.867%, 2/10/48§	10,000	7,188
Series 2015-LC23 A4 3.774%, 10/10/48	20,000	22,136
Series 2016-COR1 ASB 2.972%, 10/10/49	1,000,000	1,055,100
Series 2017-COR2 D 3.000%, 9/10/50§	146,000	104,555
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§	50,000	5,503
Credit Suisse Commercial Mortagage Securities,
Series 2018-TOP A 1.185%, 8/15/35 (l)§	133,869	127,850
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.412%, 4/15/50 (l)	300,000	285,224
Series 2015-C1 XA 0.977%, 4/15/50 IO (l)	3,984,552	124,357
Series 2015-C2 A4 3.504%, 6/15/57	10,000	10,815
Series 2016-C5 B 4.463%, 11/15/48 (l)	30,000	31,027
Series 2017-CX10 XB 0.218%, 11/15/50 IO (l)	1,000,000	14,652
Series 2018-CX12 A4 4.224%, 8/15/51 (l)	10,000	11,749
Series 2019-C15 A4 4.053%, 3/15/52	50,000	58,823
Series 2019-C16 A3 3.329%, 6/15/52	20,000	22,482
Series 2019-C16 C 4.237%, 6/15/52 (l)	50,000	40,987
Series 2019-C16 XA 1.729%, 6/15/52 IO (l)	995,663	107,745
Series 2019-C17 C 3.934%, 9/15/52	45,000	40,932
Series 2019-C17 D 2.500%, 9/15/52§	30,000	21,889
Series 2019-C17 XA 1.510%, 9/15/52 IO (l)	1,056,863	97,367
Series 2019-C17 XB 0.702%, 9/15/52 IO (l)	1,000,000	44,143
Series 2020-C19 A3 2.561%, 3/15/53	130,000	139,235
CSMC Trust,
Series 2017-PFHP A 1.135%, 12/15/30 (l)§	50,000	47,270
Series 2017-TIME A 3.646%, 11/13/39§	100,000	99,669
DBGS Mortgage Trust,
Series 2018-5BP B 1.015%, 6/15/33 (l)§	100,000	94,743
Series 2018-BIOD A 0.988%, 5/15/35 (l)§	206,975	202,321
Series 2019-1735 X 0.431%, 4/10/37 IO (l)§	1,365,000	32,127
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	21,762
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	16,502
DBUBS Mortgage Trust,
Series 2011-LC1A E 5.876%, 11/10/46 (l)§	100,000	97,087
Series 2011-LC3A PM2 5.268%, 5/10/44 (l)§	217,000	204,529
Series 2017-BRBK A 3.452%, 10/10/34§	60,000	64,079
Series 2017-BRBK D 3.648%, 10/10/34 (l)§	100,000	101,772
Exantas Capital Corp. Ltd.,
Series 2019-RSO7 A 1.194%, 4/15/36 (l)§	223,984	217,165
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034 A2 3.531%, 7/25/23 (l)	20,000	21,638
Series K040 A2 3.241%, 9/25/24	20,000	22,009
Series K053 A2 2.995%, 12/25/25	188,000	208,062
Series K061 A2 3.347%, 11/25/26 (l)	50,000	57,042
Series K062 A2 3.413%, 12/25/26	29,565	33,905
Series K072 A2 3.444%, 12/25/27	10,000	11,640
Series K722 X1 1.438%, 3/25/23 IO (l)	2,619,710	70,056
Series KL4F A2AS 3.683%, 10/25/25 (l)	24,000	27,416
FREMF Mortgage Trust,
Series 2017-K64 B 4.117%, 5/25/50 (l)§	36,667	39,427
Series 2018-K80 B 4.373%, 8/25/50 (l)§	20,000	22,072
Series 2019-K103 B 3.572%, 12/25/51 (l)§	14,000	14,915
FRESB Mortgage Trust,
Series 2018-SB52 A10F 3.479%, 6/25/28 (l)	28,124	30,081
Series 2018-SB53 A10F 3.660%, 6/25/28 (l)	22,556	24,843
GNMA,
Series 2012-23 0.321%, 6/16/53 IO (l)	44,177	477
Series 2013-191 0.719%, 11/16/53 IO (l)	45,771	1,119
Series 2013-30 0.773%, 9/16/53 IO (l)	161,243	4,537
Series 2013-63 0.796%, 9/16/51 IO (l)	223,959	8,247
Series 2015-22 0.638%, 3/16/55 IO (l)	118,632	4,089
Series 2015-97 VA 2.250%, 12/16/38	15,569	16,363
Series 2016-128 0.950%, 9/16/56 IO (l)	120,763	7,374

See Notes to Financial Statements.

1397

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-158 VA 2.000%, 3/16/35	$83,431	$85,614
Series 2016-26 0.902%, 2/16/58 IO (l)	430,641	22,300
Series 2016-96 0.979%, 12/16/57 IO (l)	156,202	9,071
Great Wolf Trust,
Series 2019-WOLF E 2.917%, 12/15/36 (l)§	254,000	229,177
Series 2019-WOLF F 3.316%, 12/15/36 (l)§	254,000	213,934
GS Mortgage Securities Corp. II,
Series 2005-ROCK A 5.366%, 5/3/32§	50,000	57,553
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A 3.203%, 2/10/29§	500,000	499,732
Series 2017-500K D 1.550%, 7/15/32 (l)§	20,000	19,552
Series 2017-GPTX A 2.856%, 5/10/34§	100,000	99,447
Series 2018-TWR A 1.085%, 7/15/31 (l)§	110,000	106,977
Series 2018-TWR D 1.785%, 7/15/31 (l)§	110,000	96,300
Series 2019-BOCA A 1.385%, 6/15/38 (l)§	100,000	95,253
Series 2019-SOHO A 1.085%, 6/15/36 (l)§	50,000	48,756
Series 2019-SOHO E 2.059%, 6/15/36 (l)§	246,000	229,711
GS Mortgage Securities Trust,
Series 2012-GCJ9 C 4.448%, 11/10/45 (l)§	20,000	19,660
Series 2014-GC20 B 4.529%, 4/10/47 (l)	30,000	30,737
Series 2015-GC28 B 3.980%, 2/10/48	10,000	10,063
Series 2015-GC28 XA 1.145%, 2/10/48 IO (l)	2,849,549	106,218
Series 2015-GC32 C 4.574%, 7/10/48 (l)	20,000	18,416
Series 2015-GS1 A3 3.734%, 11/10/48	10,000	10,978
Series 2015-GS1 XA 0.921%, 11/10/48 IO (l)	1,917,123	67,551
Series 2016-GS3 XA 1.367%, 10/10/49 IO (l)	333,298	16,958
Series 2017-GS7 D 3.000%, 8/10/50§	10,000	7,163
Series 2017-GS7 E 3.000%, 8/10/50§	10,000	6,768
Series 2017-GS7 XA 1.273%, 8/10/50 IO (l)	2,501,845	141,583
Series 2019-GSA1 C 3.933%, 11/10/52 (l)	10,000	8,911
Series 2019-GSA1 XA 0.960%, 11/10/52 IO (l)	199,650	12,272
Series 2020-GC45 XA 0.675%, 2/13/53 IO (l)	3,324,374	169,437
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	110,000	102,254
Hospitality Mortgage Trust,
Series 2019-HIT F 3.335%, 11/15/36 (l)§	201,620	165,789
IMT Trust,
Series 2017-APTS AFX 3.478%, 6/15/34§	100,000	105,827
Series 2017-APTS BFL 1.135%, 6/15/34 (l)§	139,177	129,963
Series 2017-APTS CFL 1.285%, 6/15/34 (l)§	139,177	125,344
Series 2017-APTS DFX 3.613%, 6/15/34 (l)§	100,000	93,973
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 D 2.085%, 6/15/32 (l)§	8,010	7,623
Series 2018-AON A 4.128%, 7/5/31§	36,000	37,975
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX A4FL 1.494%, 6/15/45 (l)§	94,265	94,595
Series 2014-C20 A5 3.805%, 7/15/47	30,000	32,444
Series 2015-JP1 A5 3.914%, 1/15/49	10,000	11,154
Series 2015-JP1 C 4.893%, 1/15/49 (l)	100,000	88,251
Series 2015-UES C 3.742%, 9/5/32 (l)§	100,000	99,038
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	9,200
Series 2018-LAQ A 1.185%, 6/15/32 (l)§	516,032	485,100
Series 2018-WPT EFX 5.542%, 7/5/33§	120,000	114,405
Series 2018-WPT FFX 5.542%, 7/5/33§	181,000	163,593
Series 2020-ACE C 3.694%, 1/10/37 (l)§	275,000	256,005
Series 2020-LOOP E 3.861%, 12/5/38 (l)§	181,000	159,569
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5 3.775%, 8/15/47	50,000	54,128
Series 2014-C22 A4 3.801%, 9/15/47	10,000	10,867
Series 2014-C25 XA 0.999%, 11/15/47 IO (l)	3,281,309	98,547
Series 2015-C27 D 3.945%, 2/15/48 (l)§	300,000	215,915
Series 2015-C32 XA 1.465%, 11/15/48 IO (l)	2,095,965	64,646
Series 2015-C33 C 4.765%, 12/15/48 (l)	221,000	210,315
Series 2015-C33 D1 4.265%, 12/15/48 (l)§	200,000	155,729
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5 3.490%, 7/15/50	20,000	22,339

See Notes to Financial Statements.

1398

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-JP7 B 4.050%, 9/15/50	$10,000	$10,147
Series 2019-COR5 A3 3.123%, 6/13/52	20,000	22,072
Series 2019-COR5 C 3.750%, 6/13/52	16,000	13,985
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.819%, 6/15/49 IO (l)	1,767,249	99,030
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	70,284
Series 2018-C8 A4 4.211%, 6/15/51	10,000	11,848
Series 2020-COR7 B 3.294%, 5/13/53	298,000	308,809
Series 2020-COR7 XA 1.662%, 5/13/53 IO (l)	2,566,000	300,330
LCCM,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	270,492
LCCM Mortgage Trust,
Series 2014-909 A 3.388%, 5/15/31§	100,000	100,442
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 1.148%, 3/10/50 IO (l)§	2,843,945	97,510
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 A 2.235%, 7/15/35 (l)§	286,000	287,188
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5 3.892%, 6/15/47	70,000	75,980
Series 2015-C20 ASB 3.069%, 2/15/48	924,524	954,235
Series 2015-C20 B 4.160%, 2/15/48	150,000	152,541
Series 2015-C20 C 4.610%, 2/15/48 (l)	150,000	143,401
Series 2015-C20 XA 1.457%, 2/15/48 IO (l)	2,684,876	112,364
Series 2015-C23 A4 3.719%, 7/15/50	15,000	16,463
Series 2015-C23 D 4.289%, 7/15/50 (l)§	21,000	13,851
Series 2015-C25 C 4.677%, 10/15/48 (l)	70,000	58,845
Series 2015-C26 A5 3.531%, 10/15/48	10,000	10,892
Series 2015-C27 ASB 3.557%, 12/15/47	500,000	525,732
Series 2016-C31 A5 3.102%, 11/15/49	30,000	32,415
Series 2016-C31 ASB 2.952%, 11/15/49	1,000,000	1,046,805
Series 2016-C31 C 4.456%, 11/15/49 (l)	215,000	184,834
Series 2016-C32 A4 3.720%, 12/15/49	166,000	185,702
Series 2017-C33 C 4.558%, 5/15/50 (l)	40,000	38,420
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART B 2.480%, 9/13/31§	250,000	241,536
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ 6.215%, 6/11/42 (l)	17,477	17,561
Series 2014-CPT B 3.560%, 7/13/29 (l)§	500,000	504,889
Series 2014-CPT E 3.560%, 7/13/29 (l)§	100,000	99,249
Series 2017-H1 D 2.546%, 6/15/50§	210,000	152,732
Series 2017-H1 XD 2.357%, 6/15/50 IO (l)§	300,000	36,049
Series 2017-HR2 D 2.730%, 12/15/50	210,000	137,421
Series 2018-H3 C 5.012%, 7/15/51 (l)	10,000	10,042
Series 2018-H3 D 3.000%, 7/15/51§	30,000	20,781
Series 2018-L1 A3 4.139%, 10/15/51	10,000	11,680
Series 2019-AGLN D 1.935%, 3/15/34 (l)§	120,000	105,489
Series 2019-H6 A4 3.417%, 6/15/52	30,000	33,840
Series 2019-H6 XB 0.871%, 6/15/52 IO (l)	1,000,000	54,858
Series 2019-H7 A4 3.261%, 7/15/52	30,000	33,574
Series 2019-L2 XA 1.194%, 3/15/52 IO (l)	2,912,907	208,402
Series 2019-L3 XA 0.766%, 11/15/52 IO (l)	4,537,927	220,726
Series 2020-L4 A3 2.698%, 2/15/53	50,000	54,103
Series 2020-L4 B 3.082%, 2/15/53	207,000	194,325
Series 2020-L4 D 2.500%, 2/15/53§	60,000	35,179
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A 1.134%, 6/15/35 (l)§	212,915	199,120
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.511%, 5/10/39 IO (l)§	1,000,000	23,559
One Market Plaza Trust,
Series 2017-1MKT XCP 0.218%, 2/10/32 IO (l)§	1,000,000	2,388
Series 2017-1MKT XNCP 0.000%, 2/10/32 IO (l)§	200,000	—
PFP Ltd.,
Series 2019-6 A 1.245%, 4/14/37 (l)§	300,000	290,757
Rosslyn Portfolio Trust,
Series 2017-ROSS A 1.939%, 6/15/33 (l)§	108,000	107,073
Series 2017-ROSS B 2.239%, 6/15/33 (l)§	108,000	104,926
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.593%, 9/15/39 (l)§	30,000	27,379

See Notes to Financial Statements.

1399

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
UBS Commercial Mortgage Trust,
Series 2018-C8 C 4.859%, 2/15/51 (l)	$226,000	$207,328
Series 2019-C16 B 4.320%, 4/15/52 (l)	272,000	282,721
Series 2019-C17 XA 1.636%, 10/15/52 IO (l)	994,950	102,164
Series 2019-C18 XA 1.178%, 12/15/52 IO (l)	995,986	67,554
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§	886,318	875,913
VNDO Mortgage Trust,
Series 2013-PENN D 4.079%, 12/13/29 (l)§	100,000	97,768
VNDO Trust,
Series 2016-350P D 4.033%, 1/10/35 (l)§	100,000	102,387
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18 A5 3.405%, 12/15/47	10,000	10,920
Series 2015-C27 C 3.894%, 2/15/48	300,000	271,362
Series 2015-C27 XA 1.032%, 2/15/48 IO (l)	3,582,951	115,987
Series 2015-C28 A4 3.540%, 5/15/48	10,000	10,910
Series 2015-C31 A4 3.695%, 11/15/48	20,000	21,948
Series 2015-NXS1 A5 3.148%, 5/15/48	10,000	10,721
Series 2015-NXS1 XA 1.252%, 5/15/48 IO (l)	2,097,713	86,042
Series 2015-NXS2 A5 3.767%, 7/15/58 (l)	170,000	186,474
Series 2015-NXS2 XA 0.810%, 7/15/58 IO (l)	3,707,205	104,087
Series 2015-NXS4 A4 3.718%, 12/15/48	10,000	11,065
Series 2015-P2 A4 3.809%, 12/15/48	30,000	33,267
Series 2016-BNK1 XD 1.402%, 8/15/49 IO (l)§	1,000,000	60,902
Series 2016-C32 A3FL 1.614%, 1/15/59 (l)	40,000	40,565
Series 2016-C33 C 3.896%, 3/15/59	129,000	119,107
Series 2016-C33 XA 1.871%, 3/15/59 IO (l)	1,205,335	75,387
Series 2017-C38 XA 1.198%, 7/15/50 IO (l)	2,591,444	139,052
Series 2017-C39 D 4.496%, 9/15/50 (l)§	10,000	7,637
Series 2017-C39 XA 1.269%, 9/15/50 IO (l)	2,479,012	148,452
Series 2017-C41 C 4.659%, 11/15/50 (l)	20,000	18,404
Series 2017-HSDB A 1.035%, 12/13/31 (l)§	100,000	94,954
Series 2018-C45 C 4.727%, 6/15/51	10,000	9,434
Series 2018-C47 A4 4.442%, 9/15/61	30,000	35,700
Series 2019-C52 C 3.561%, 8/15/52	30,000	24,891
Series 2020-C55 AS 2.937%, 2/15/53	207,000	217,063
Series 2020-C55 XA 1.444%, 2/15/53 IO (l)	4,093,572	385,496
Series 2020-C56 XA 1.433%, 6/15/53 IO (l)	3,768,000	384,543
Series 2020-SDAL D 2.275%, 2/15/37 (l)§	40,000	32,307
WFRBS Commercial Mortgage Trust,
Series 2014-C21 A5 3.678%, 8/15/47	50,000	54,115
Series 2014-C23 B 4.526%, 10/15/57 (l)	368,000	388,560

Total Commercial Mortgage-Backed Securities		36,248,276

Corporate Bonds (30.5%)
Communication Services (2.0%)
Diversified Telecommunication Services (0.7%)
Altice France SA 7.375%, 5/1/26§	300,000	311,970
AT&T, Inc. 3.200%, 3/1/22	35,000	36,426
3.900%, 3/11/24	260,000	287,497
4.450%, 4/1/24	40,000	45,004
3.550%, 6/1/24	15,000	16,523
3.950%, 1/15/25	50,000	55,978
3.400%, 5/15/25	326,000	357,889
3.600%, 7/15/25	100,000	110,742
3.800%, 2/15/27	151,000	169,299
4.250%, 3/1/27	150,000	172,398
4.100%, 2/15/28	220,000	252,296
4.350%, 3/1/29	500,000	578,841
4.300%, 2/15/30	130,000	151,800
4.500%, 5/15/35	190,000	223,307
6.000%, 8/15/40	2,000	2,659
4.800%, 6/15/44	166,000	194,840
4.850%, 7/15/45	206,000	246,210
4.750%, 5/15/46	34,000	40,588
5.150%, 11/15/46	48,000	57,716
Deutsche Telekom International Finance BV
4.375%, 6/21/28§	150,000	177,315
Level 3 Financing, Inc.
3.400%, 3/1/27§	600,000	634,476
Verizon Communications, Inc.
3.376%, 2/15/25	49,000	54,488
4.125%, 3/16/27	599,000	700,865
4.329%, 9/21/28	501,000	603,247
3.875%, 2/8/29	263,000	309,827
4.500%, 8/10/33	64,000	79,671
4.400%, 11/1/34	113,000	139,695
4.272%, 1/15/36	245,000	301,247
4.125%, 8/15/46	35,000	43,547
5.012%, 4/15/49	15,000	20,862

		6,377,223

See Notes to Financial Statements.

1400

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Entertainment (0.2%)
Activision Blizzard, Inc.
3.400%, 6/15/27	$10,000	$11,098
NBCUniversal Enterprise, Inc.
5.250%, 3/19/21(y)§	100,000	100,000
NBCUniversal Media LLC
6.400%, 4/30/40	2,000	2,972
TWDC Enterprises 18 Corp.
2.750%, 8/16/21	27,000	27,643
2.350%, 12/1/22	45,000	46,794
3.150%, 9/17/25	75,000	82,847
Walt Disney Co. (The)
3.000%, 9/15/22	36,000	37,849
1.750%, 8/30/24	362,000	374,602
3.700%, 9/15/24	134,000	149,132
3.350%, 3/24/25	157,000	173,777
2.650%, 1/13/31	600,000	635,693
4.750%, 9/15/44	25,000	31,590
4.700%, 3/23/50	29,000	37,901

		1,711,898

Interactive Media & Services (0.0%)
Baidu, Inc. 2.875%, 7/6/22	200,000	205,040

Media (0.6%)
Altice Finco SA 7.625%, 2/15/25§	200,000	208,536
Charter Communications Operating LLC
4.908%, 7/23/25	200,000	228,476
6.384%, 10/23/35	163,000	215,060
6.484%, 10/23/45	364,000	485,842
5.750%, 4/1/48	177,000	219,572
4.800%, 3/1/50	31,000	34,608
Comcast Corp.
3.125%, 7/15/22	45,000	47,386
2.750%, 3/1/23	100,000	105,420
3.700%, 4/15/24	55,000	60,864
3.150%, 3/1/26	125,000	138,963
4.150%, 10/15/28	382,000	457,959
2.650%, 2/1/30	588,000	639,272
3.400%, 4/1/30	227,000	261,121
4.250%, 10/15/30	257,000	314,301
1.950%, 1/15/31	298,000	302,824
3.400%, 7/15/46	75,000	82,691
3.969%, 11/1/47	135,000	161,819
4.700%, 10/15/48	103,000	137,451
Cox Communications, Inc.
3.250%, 12/15/22§	40,000	42,152
3.150%, 8/15/24§	587,000	630,224
3.350%, 9/15/26§	16,000	17,648
Discovery Communications LLC
2.950%, 3/20/23	40,000	41,790
3.800%, 3/13/24	65,000	70,445
3.900%, 11/15/24	50,000	54,719
5.000%, 9/20/37	59,000	68,453
4.950%, 5/15/42	4,000	4,547
5.200%, 9/20/47	84,000	99,064
Fox Corp.
4.709%, 1/25/29	100,000	120,112
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	15,000	17,309
5.400%, 10/1/48	22,000	24,173
Omnicom Group, Inc.
3.650%, 11/1/24	10,000	11,053
TCI Communications, Inc.
7.875%, 2/15/26	62,000	84,153
Time Warner Cable LLC
4.125%, 2/15/21	70,000	70,463
4.000%, 9/1/21 (x)	45,000	46,028
5.500%, 9/1/41	34,000	41,057
ViacomCBS, Inc.
3.700%, 8/15/24	62,000	67,305
6.875%, 4/30/36	52,000	69,450
4.375%, 3/15/43	23,000	23,814
5.850%, 9/1/43	18,000	21,193
WPP Finance 2010
3.625%, 9/7/22	27,000	28,115

		5,755,432

Wireless Telecommunication Services (0.5%)
America Movil SAB de CV
2.875%, 5/7/30	200,000	211,110
Empresa Nacional de Telecomunicaciones SA
4.750%, 8/1/26§	200,000	212,563
Rogers Communications, Inc.
4.100%, 10/1/23	50,000	55,528
Sprint Communications, Inc.
7.000%, 8/15/20	500,000	501,875
Sprint Spectrum Co. LLC
3.360%, 9/20/21 (e)§	343,125	346,875
T-Mobile USA, Inc.
3.500%, 4/15/25§	533,000	579,446
3.750%, 4/15/27§	763,000	843,626
3.875%, 4/15/30§	337,000	375,067
2.550%, 2/15/31§	225,000	225,792
Vodafone Group plc
3.750%, 1/16/24	571,000	624,046
4.125%, 5/30/25	34,000	38,396
4.375%, 5/30/28	200,000	236,870
5.250%, 5/30/48	255,000	332,691

		4,583,885

Total Communication Services		18,633,478

Consumer Discretionary (1.6%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24	40,000	43,316
Aptiv plc
5.400%, 3/15/49	10,000	10,558
Magna International, Inc.
2.450%, 6/15/30	5,000	5,111

		58,985

Automobiles (0.6%)
BMW US Capital LLC
3.900%, 4/9/25§	5,000	5,541
Daimler Finance North America LLC
2.300%, 2/12/21§	185,000	185,587
3.350%, 5/4/21§	150,000	152,769
3.750%, 11/5/21§	700,000	723,653
3.400%, 2/22/22§	600,000	619,823
2.550%, 8/15/22§	700,000	714,155

See Notes to Financial Statements.

1401

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
General Motors Co.
6.600%, 4/1/36	$44,000	$46,892
5.950%, 4/1/49	47,000	48,302
Hyundai Capital America
3.950%, 2/1/22§	100,000	102,906
2.375%, 2/10/23§	216,000	216,307
Nissan Motor Acceptance Corp.
3.650%, 9/21/21§	650,000	647,378
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 1.204%, 11/13/20 (k)§	500,000	500,197
3.875%, 11/13/20§	500,000	503,009
(ICE LIBOR USD 3 Month + 0.94%), 1.375%, 11/12/21 (k)§	500,000	497,839
4.000%, 11/12/21§	500,000	520,508

		5,484,866

Diversified Consumer Services (0.2%)
American University (The)
Series 2019 3.672%, 4/1/49	60,000	66,919
Claremont Mckenna College
Series 2019 3.378%, 1/1/50	39,000	37,298
George Washington University (The)
Series 2014 4.300%, 9/15/44	400,000	476,948
Series 2018 4.126%, 9/15/48	40,000	49,399
Massachusetts Institute of Technology
3.959%, 7/1/38	112,000	138,509
Northeastern University
Series 2020 2.894%, 10/1/50	24,000	24,499
University of Southern California
3.028%, 10/1/39	523,000	572,530
Yale University
Series 2020 1.482%, 4/15/30	69,000	69,706

		1,435,808

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29	600,000	600,430
Las Vegas Sands Corp.
3.200%, 8/8/24	100,000	99,325
Marriott International, Inc.
4.625%, 6/15/30	25,000	25,843
Series X 4.000%, 4/15/28	25,000	24,815
McDonald’s Corp.
3.350%, 4/1/23	15,000	16,097
3.375%, 5/26/25	7,000	7,742
1.450%, 9/1/25	55,000	56,036
3.700%, 1/30/26	75,000	85,102
2.625%, 9/1/29	40,000	42,730
3.625%, 5/1/43	8,000	8,738
4.875%, 12/9/45	37,000	47,502
4.450%, 9/1/48	113,000	137,416
3.625%, 9/1/49	99,000	108,325
Sands China Ltd.
5.400%, 8/8/28	200,000	221,070
Starbucks Corp.
2.450%, 6/15/26	50,000	53,362
3.550%, 8/15/29	130,000	147,294
2.550%, 11/15/30	830,000	870,118

		2,551,945

Household Durables (0.1%)
DR Horton, Inc.
4.375%, 9/15/22	400,000	422,517
2.600%, 10/15/25	159,000	167,051
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	25,228
Lennar Corp.
4.125%, 1/15/22	180,000	181,975
Mohawk Industries, Inc.
3.625%, 5/15/30	25,000	27,213
NVR, Inc.
3.950%, 9/15/22	27,000	28,749
PulteGroup, Inc.
5.500%, 3/1/26	120,000	130,572
Whirlpool Corp.
4.000%, 3/1/24	30,000	32,173

		1,015,478

Internet & Direct Marketing Retail (0.2%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	200,000	220,992
Amazon.com, Inc.
2.400%, 2/22/23	100,000	105,071
3.800%, 12/5/24	50,000	56,632
5.200%, 12/3/25	100,000	123,109
3.150%, 8/22/27	50,000	57,052
1.500%, 6/3/30	85,000	86,093
3.875%, 8/22/37	102,000	126,447
Booking Holdings, Inc.
2.750%, 3/15/23	50,000	52,405
4.100%, 4/13/25	469,000	526,432
4.500%, 4/13/27	200,000	229,195
eBay, Inc.
2.600%, 7/15/22	45,000	46,518
1.900%, 3/11/25	70,000	72,034
Expedia Group, Inc.
3.800%, 2/15/28	68,000	65,280
3.250%, 2/15/30	330,000	307,725

		2,074,985

Leisure Products (0.0%)
Hasbro, Inc.
2.600%, 11/19/22	211,000	217,050
3.500%, 9/15/27	15,000	15,434
3.900%, 11/19/29	8,000	8,329

		240,813

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25	75,000	86,511
3.875%, 4/15/27	10,000	11,461
4.125%, 4/3/50	14,000	16,784
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	112,714

See Notes to Financial Statements.

1402

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Target Corp.
2.900%, 1/15/22	$27,000	$28,053
3.375%, 4/15/29	100,000	115,083

		370,606

Specialty Retail (0.2%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	25,764
Home Depot, Inc. (The)
2.625%, 6/1/22	100,000	104,180
2.125%, 9/15/26	65,000	69,677
2.950%, 6/15/29	157,000	175,793
2.700%, 4/15/30	46,000	50,497
Lowe’s Cos., Inc.
4.000%, 4/15/25	278,000	316,576
2.500%, 4/15/26	100,000	108,018
3.650%, 4/5/29	200,000	227,857
4.050%, 5/3/47	43,000	50,379
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	58,328
TJX Cos., Inc. (The)
3.500%, 4/15/25	200,000	222,265
3.875%, 4/15/30	200,000	235,053

		1,644,387

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	38,113
2.750%, 3/27/27	137,000	150,449
Ralph Lauren Corp.
2.950%, 6/15/30	15,000	15,399
VF Corp.
2.950%, 4/23/30	200,000	213,581

		417,542

Total Consumer Discretionary		15,295,415

Consumer Staples (1.5%)
Beverages (0.6%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	378,000	441,549
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	270,000	286,738
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 1/12/24	75,000	81,670
4.150%, 1/23/25	250,000	283,657
4.750%, 1/23/29	882,000	1,059,686
3.500%, 6/1/30	104,000	116,901
5.450%, 1/23/39	53,000	66,436
4.500%, 6/1/50	600,000	712,933
Bacardi Ltd.
4.450%, 5/15/25§	500,000	547,003
Coca-Cola Co. (The)
2.200%, 5/25/22 (x)	35,000	36,187
3.200%, 11/1/23	62,000	67,408
2.900%, 5/25/27	50,000	55,723
2.125%, 9/6/29	200,000	212,131
Constellation Brands, Inc.
2.650%, 11/7/22	100,000	104,303
4.250%, 5/1/23	25,000	27,328
Diageo Capital plc
2.375%, 10/24/29	200,000	213,185
Keurig Dr Pepper, Inc.
4.057%, 5/25/23	275,000	297,934
3.400%, 11/15/25	110,000	121,369
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	102,606
5.000%, 5/1/42	59,000	64,018
PepsiCo, Inc.
1.700%, 10/6/21	125,000	126,887
2.750%, 3/1/23	62,000	65,658
2.750%, 4/30/25	75,000	81,585
3.000%, 10/15/27	100,000	111,531
4.450%, 4/14/46	7,000	9,218
4.000%, 5/2/47	38,000	47,470
Suntory Holdings Ltd.
2.550%, 6/28/22§	400,000	410,813

		5,751,927

Food & Staples Retailing (0.2%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27§	140,000	150,331
Costco Wholesale Corp.
2.300%, 5/18/22	50,000	51,587
1.600%, 4/20/30	200,000	202,608
Kroger Co. (The)
2.800%, 8/1/22	25,000	26,011
2.650%, 10/15/26	50,000	54,658
4.500%, 1/15/29	25,000	30,335
Sysco Corp.
5.650%, 4/1/25	200,000	233,618
3.250%, 7/15/27	50,000	53,539
Walgreen Co.
3.100%, 9/15/22	36,000	37,645
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	55,005
3.450%, 6/1/26	75,000	81,279
Walmart, Inc.
2.550%, 4/11/23	54,000	56,833
3.400%, 6/26/23	25,000	27,157
3.300%, 4/22/24	37,000	40,504
2.650%, 12/15/24	50,000	54,046
3.050%, 7/8/26	40,000	44,952
3.700%, 6/26/28	113,000	133,014
3.250%, 7/8/29	200,000	232,187
2.375%, 9/24/29	25,000	27,192

		1,592,501

Food Products (0.3%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	54,249
Bunge Ltd. Finance Corp.
4.350%, 3/15/24	50,000	54,591
Campbell Soup Co.
3.300%, 3/15/21	600,000	610,474
3.650%, 3/15/23	15,000	16,029
4.150%, 3/15/28	25,000	28,960
Conagra Brands, Inc.
3.200%, 1/25/23	29,000	30,569
4.850%, 11/1/28	225,000	270,115
Danone SA
2.589%, 11/2/23§	600,000	631,717

See Notes to Financial Statements.

1403

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
General Mills, Inc.
2.600%, 10/12/22	$25,000	$25,974
3.700%, 10/17/23	20,000	21,777
4.200%, 4/17/28	215,000	252,152
Hershey Co. (The)
3.375%, 5/15/23	25,000	26,829
J M Smucker Co. (The)
3.500%, 10/15/21	36,000	37,296
2.375%, 3/15/30	15,000	15,312
Kellogg Co.
2.650%, 12/1/23	42,000	44,338
Mondelez International, Inc.
3.625%, 2/13/26	100,000	112,545
2.750%, 4/13/30	64,000	68,653
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	95,957
Unilever Capital Corp.
3.000%, 3/7/22	100,000	104,152
2.900%, 5/5/27	100,000	110,352

		2,612,041

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	27,731
3.100%, 10/1/27	8,000	8,921
1.800%, 5/15/30	15,000	15,128
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	68,117
Kimberly-Clark Corp.
3.950%, 11/1/28	10,000	11,928
3.200%, 4/25/29	50,000	56,827
Procter & Gamble Co. (The)
1.700%, 11/3/21	125,000	127,167

		315,819

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	10,000	10,531

Tobacco (0.4%)
Altria Group, Inc.
2.850%, 8/9/22	45,000	46,883
4.000%, 1/31/24	75,000	82,420
3.800%, 2/14/24	133,000	145,352
4.400%, 2/14/26	172,000	197,249
2.625%, 9/16/26	97,000	102,094
4.800%, 2/14/29	157,000	181,968
5.800%, 2/14/39	263,000	324,719
BAT Capital Corp.
2.764%, 8/15/22	50,000	51,771
3.222%, 8/15/24	398,000	424,817
3.215%, 9/6/26	87,000	93,235
4.700%, 4/2/27	57,000	65,108
3.557%, 8/15/27	100,000	108,346
4.540%, 8/15/47	81,000	88,068
4.758%, 9/6/49	28,000	31,168
BAT International Finance plc
3.250%, 6/7/22§	400,000	416,511
3.500%, 6/15/22§	400,000	418,707
Imperial Brands Finance plc
3.125%, 7/26/24§	500,000	518,941
Philip Morris International, Inc.
2.625%, 2/18/22	15,000	15,454
2.625%, 3/6/23	36,000	37,818
2.875%, 5/1/24	75,000	80,795
3.250%, 11/10/24	365,000	400,710
3.875%, 8/21/42	5,000	5,695
Reynolds American, Inc.
4.850%, 9/15/23	15,000	16,687
4.450%, 6/12/25	219,000	246,732
5.850%, 8/15/45	115,000	140,993

		4,242,241

Total Consumer Staples		14,525,060

Energy (1.8%)
Energy Equipment & Services (0.0%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	100,000	106,697
Halliburton Co.
3.500%, 8/1/23	3,000	3,152
3.800%, 11/15/25	7,000	7,580
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21 (m)	33,336	28,252
7.350%, 12/1/26 PIK§	459	135
7.350%, 12/1/26 PIK (m)	183,532	54,166
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	95,167	78,513
7.720%, 12/1/26 PIK§	526,811	39,194
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 8/6/20 (y)§	163,662	164

		317,853

Oil, Gas & Consumable Fuels (1.8%)
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	21,331
BP Capital Markets America, Inc.
3.245%, 5/6/22	54,000	56,511
3.790%, 2/6/24	30,000	32,817
3.410%, 2/11/26	12,000	13,305
3.119%, 5/4/26	59,000	64,469
3.588%, 4/14/27	100,000	111,557
4.234%, 11/6/28	200,000	232,641
BP Capital Markets plc
2.500%, 11/6/22	27,000	28,113
3.814%, 2/10/24	357,000	392,260
3.119%, 5/4/26	77,000	84,138
3.279%, 9/19/27	50,000	54,549
Cameron LNG LLC
3.302%, 1/15/35§	278,000	306,360
3.402%, 1/15/38§	95,000	105,504
Canadian Natural Resources Ltd.
2.950%, 1/15/23	50,000	51,616
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24	180,000	204,923
5.875%, 3/31/25	449,000	503,118
5.125%, 6/30/27	190,000	208,350
3.700%, 11/15/29§	230,000	235,157
Chevron Corp.
2.355%, 12/5/22	27,000	28,110
3.191%, 6/24/23	75,000	80,295
2.895%, 3/3/24	150,000	161,025
2.954%, 5/16/26	50,000	55,386

See Notes to Financial Statements.

1404

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Cimarex Energy Co.
4.375%, 3/15/29 (x)	$100,000	$102,270
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	133,720
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	217,563
Concho Resources, Inc.
4.375%, 1/15/25	50,000	51,466
3.750%, 10/1/27	51,000	54,571
ConocoPhillips Co.
6.950%, 4/15/29	200,000	278,772
Diamondback Energy, Inc.
2.875%, 12/1/24	30,000	29,967
4.750%, 5/31/25	7,000	7,506
3.500%, 12/1/29	177,000	171,110
Ecopetrol SA
5.875%, 9/18/23	75,000	80,550
5.375%, 6/26/26	130,000	136,669
6.875%, 4/29/30	231,000	264,784
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 0.880%, 2/18/22 (k)	600,000	596,787
2.900%, 7/15/22	47,000	48,734
3.700%, 7/15/27	50,000	54,857
Energen Corp.
4.625%, 9/1/21	50,000	50,562
Energy Transfer Operating LP
5.200%, 2/1/22	54,000	57,010
5.875%, 1/15/24	100,000	111,048
4.050%, 3/15/25	100,000	106,165
2.900%, 5/15/25	600,000	613,783
Energy Transfer Partners LP
5.875%, 3/1/22	40,000	42,298
5.000%, 10/1/22	160,000	170,153
Enterprise Products Operating LLC
3.350%, 3/15/23	64,000	68,259
3.900%, 2/15/24	130,000	143,187
3.700%, 2/15/26	100,000	113,039
2.800%, 1/31/30	30,000	31,252
7.550%, 4/15/38	16,000	23,230
4.850%, 3/15/44	78,000	91,527
4.250%, 2/15/48	33,000	36,304
EOG Resources, Inc.
4.150%, 1/15/26	115,000	132,273
4.375%, 4/15/30	200,000	238,844
Equinor ASA
1.750%, 1/22/26	55,000	56,272
3.625%, 9/10/28 (x)	100,000	115,134
Exxon Mobil Corp.
2.397%, 3/6/22	100,000	103,245
2.019%, 8/16/24	50,000	52,182
3.043%, 3/1/26	50,000	54,921
2.275%, 8/16/26	297,000	316,750
3.482%, 3/19/30	86,000	98,080
Florida Gas Transmission Co. LLC
5.450%, 7/15/20§	500,000	500,765
Husky Energy, Inc.
4.000%, 4/15/24	100,000	102,562
Kinder Morgan Energy Partners LP
5.000%, 10/1/21	45,000	46,760
3.950%, 9/1/22	45,000	47,572
4.250%, 9/1/24	75,000	83,111
Kinder Morgan, Inc.
5.300%, 12/1/34	163,000	193,093
Magellan Midstream Partners LP
3.250%, 6/1/30	15,000	15,871
Marathon Oil Corp.
2.800%, 11/1/22	36,000	35,876
Marathon Petroleum Corp.
5.125%, 12/15/26	100,000	115,378
3.800%, 4/1/28	15,000	15,992
5.850%, 12/15/45	25,000	28,632
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§	600,000	614,698
MPLX LP
3.500%, 12/1/22	25,000	26,034
4.000%, 2/15/25	100,000	107,467
4.000%, 3/15/28	200,000	210,392
NGPL PipeCo LLC
4.375%, 8/15/22§	107,000	109,856
4.875%, 8/15/27§	256,000	282,893
7.768%, 12/15/37§	43,000	52,049
Northwest Pipeline LLC
4.000%, 4/1/27	366,000	402,220
Occidental Petroleum Corp.
6.950%, 7/1/24	300,000	294,188
3.200%, 8/15/26	600,000	486,750
(Zero Coupon), 10/10/36	375,000	159,375
ONEOK Partners LP
3.375%, 10/1/22	36,000	37,234
ONEOK, Inc.
5.850%, 1/15/26	65,000	74,431
4.350%, 3/15/29	50,000	52,886
Ovintiv, Inc.
3.900%, 11/15/21	50,000	49,652
Petroleos Mexicanos
4.250%, 1/15/25	22,000	19,987
4.500%, 1/23/26 (x)	44,000	38,390
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 0.960%, 2/26/21(k)(x)	600,000	598,339
4.300%, 4/1/22	73,000	77,420
Phillips 66 Partners LP
3.550%, 10/1/26	25,000	27,238
Plains All American Pipeline LP
4.500%, 12/15/26	50,000	52,350
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§	213,685	211,548
Sabine Pass Liquefaction LLC
5.625%, 4/15/23 (e)	165,000	179,797
5.750%, 5/15/24	150,000	169,442
5.625%, 3/1/25	774,000	887,651
5.875%, 6/30/26	138,000	162,144
5.000%, 3/15/27	68,000	75,776
4.200%, 3/15/28	411,000	441,985
Spectra Energy Partners LP
4.750%, 3/15/24	50,000	55,809
Suncor Energy, Inc.
3.600%, 12/1/24	50,000	54,184
6.800%, 5/15/38	50,000	64,885
6.500%, 6/15/38	21,000	26,616

See Notes to Financial Statements.

1405

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24		$140,000	$149,491
5.950%, 12/1/25 (x)		35,000	40,469
Total Capital International SA
2.750%, 6/19/21		20,000	20,454
2.218%, 7/12/21		163,000	165,746
2.875%, 2/17/22		45,000	46,658
3.700%, 1/15/24		128,000	140,460
3.750%, 4/10/24		75,000	82,859
3.455%, 2/19/29		100,000	114,014
TransCanada PipeLines Ltd.
2.500%, 8/1/22		32,000	33,017
4.250%, 5/15/28		100,000	114,566
6.100%, 6/1/40		6,000	8,047
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		162,000	212,433
4.000%, 3/15/28		190,000	212,933
3.250%, 5/15/30§		55,000	58,475
4.600%, 3/15/48		23,000	27,281
3.950%, 5/15/50§		66,000	71,344
Valero Energy Corp.
4.000%, 4/1/29		65,000	71,959
Williams Cos., Inc. (The)
3.700%, 1/15/23		10,000	10,616
4.500%, 11/15/23		50,000	55,024
4.300%, 3/4/24		95,000	103,908
4.550%, 6/24/24		25,000	27,681
3.500%, 11/15/30		77,000	80,340
Series A 7.500%, 1/15/31		45,000	59,659

			17,283,111

Total Energy			17,600,964

Financials (11.1%)
Banks (6.7%)
Banco de Credito del Peru
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 1.000%, 7/1/30 (k)§		42,000	41,328
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)(r)	EUR	900,000	161,784
Banco Santander Chile 2.700%, 1/10/25§		$500,000	514,844
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 4/17/25§		200,000	218,880
Banco Santander SA
3.125%, 2/23/23		200,000	208,048
2.706%, 6/27/24		200,000	210,810
3.306%, 6/27/29		200,000	213,953
Bancolombia SA
3.000%, 1/29/25		200,000	195,000
Bank of America Corp.
5.875%, 1/5/21		60,000	61,652
(ICE LIBOR USD 3 Month + 0.66%), 2.369%, 7/21/21 (k)		269,000	269,235
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21 (k)		320,000	321,352
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22 (k)		210,000	212,253
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22 (k)		1,239,000	1,269,134
3.300%, 1/11/23		100,000	106,488
(ICE LIBOR USD 3 Month + 1.00%), 2.020%, 4/24/23 (k)		400,000	401,094
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23 (k)		300,000	310,473
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)		345,000	362,033
4.125%, 1/22/24		62,000	68,692
(ICE LIBOR USD 3 Month + 0.79%), 1.117%, 3/5/24 (k)		300,000	298,971
4.000%, 4/1/24		50,000	55,353
4.200%, 8/26/24		127,000	140,423
4.000%, 1/22/25		149,000	164,631
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25 (k)		150,000	162,469
3.875%, 8/1/25		16,000	18,086
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25 (k)		165,000	173,401
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26 (k)		145,000	158,352
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26 (k)		355,000	366,687
4.450%, 3/3/26		107,000	123,161
3.500%, 4/19/26		125,000	140,747
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27 (k)		151,000	168,458
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)		411,000	463,635
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)		259,000	292,211
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28 (k)		326,000	364,715
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28 (k)		429,000	477,764
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29 (k)		177,000	207,744
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)		300,000	313,145
(SOFR + 2.15%), 2.592%, 4/29/31 (k)		79,000	83,622
(SOFR + 1.93%), 2.676%, 6/19/41 (k)		274,000	279,309
Series FF (ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28 (k)(y)		100,000	102,300
Series L 3.950%, 4/21/25		143,000	158,303
Bank of Montreal
2.900%, 3/26/22		50,000	52,023
2.350%, 9/11/22		100,000	103,989
2.550%, 11/6/22		27,000	28,250
2.500%, 6/28/24		15,000	15,853
Series E 3.300%, 2/5/24		96,000	104,005

See Notes to Financial Statements.

1406

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Bank of Nova Scotia (The)
1.950%, 2/1/23		$200,000	$206,042
3.400%, 2/11/24		100,000	108,636
4.500%, 12/16/25		100,000	112,931
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 2.095%, 7/20/23(k)§		600,000	602,484
Barclays Bank plc
7.625%, 11/21/22		900,000	976,500
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 2.558%, 8/10/21 (k)		900,000	913,486
(ICE LIBOR USD 3 Month + 1.63%), 2.936%, 1/10/23 (k)		600,000	601,001
3.684%, 1/10/23		200,000	207,178
3.650%, 3/16/25		200,000	216,989
(ICE LIBOR USD 3 Month + 2.45%), 2.852%, 5/7/26 (k)		200,000	208,117
3.250%, 2/12/27 (m)	GBP	500,000	657,614
4.337%, 1/10/28		$218,000	243,611
BNP Paribas SA
3.500%, 3/1/23§		310,000	327,653
3.250%, 3/3/23		45,000	48,311
(SOFR + 2.07%), 2.219%, 6/9/26 (k)§		270,000	276,227
(SOFR + 1.51%), 3.052%, 1/13/31 (k)§		225,000	236,199
Canadian Imperial Bank of Commerce
3.100%, 4/2/24		100,000	107,376
Citibank NA
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22 (k)		600,000	611,127
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 1.951%, 4/25/22 (k)		700,000	703,817
2.750%, 4/25/22		150,000	155,225
2.700%, 10/27/22		50,000	52,113
3.375%, 3/1/23 (x)		50,000	53,267
3.875%, 10/25/23		75,000	82,057
(SOFR + 1.67%), 1.678%, 5/15/24 (k)		750,000	762,981
3.750%, 6/16/24		75,000	82,784
4.000%, 8/5/24		50,000	54,410
4.400%, 6/10/25		172,000	192,632
3.400%, 5/1/26		100,000	110,501
4.450%, 9/29/27		238,000	270,494
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28 (k)		85,000	95,542
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)		213,000	236,689
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)		250,000	283,977
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)		150,000	170,778
(SOFR + 1.42%), 2.976%, 11/5/30 (k)		360,000	380,518
(SOFR + 3.91%), 4.412%, 3/31/31 (k)		215,000	253,961
Citizens Financial Group, Inc.
2.375%, 7/28/21		30,000	30,444
2.850%, 7/27/26		100,000	108,167
3.250%, 4/30/30		62,000	66,461
Comerica, Inc.
4.000%, 2/1/29		50,000	56,234
Cooperatieve Rabobank UA
3.875%, 2/8/22		91,000	95,849
2.750%, 1/10/23		250,000	263,638
Credit Agricole SA
3.750%, 4/24/23§		500,000	534,517
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		500,000	531,014
3.800%, 6/9/23		500,000	537,050
4.550%, 4/17/26		250,000	287,489
Danske Bank A/S
5.000%, 1/12/22§		602,000	632,147
5.375%, 1/12/24§		700,000	775,930
Discover Bank
4.200%, 8/8/23		500,000	545,443
4.650%, 9/13/28		410,000	470,933
Fifth Third Bancorp
3.650%, 1/25/24		30,000	32,566
2.375%, 1/28/25		50,000	52,418
Fifth Third Bank NA
1.800%, 1/30/23		250,000	256,465
Grupo Aval Ltd. 4.750%, 9/26/22 (m)		200,000	201,366
HSBC Holdings plc
4.000%, 3/30/22		91,000	96,030
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23 (k)		200,000	206,757
(ICE LIBOR USD 3 Month + 1.14%), 2.633%, 11/7/25 (k)		200,000	207,122
4.300%, 3/8/26		200,000	225,421
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26 (k)		405,000	449,561
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)		214,000	245,627
Industrial & Commercial Bank of China Ltd. 2.957%, 11/8/22		250,000	259,687
ING Groep NV
4.100%, 10/2/23		600,000	657,330
3.550%, 4/9/24		200,000	216,898
4.625%, 1/6/26§		250,000	291,907
JPMorgan Chase & Co.
2.550%, 3/1/21		107,000	108,327
4.350%, 8/15/21		572,000	596,900
3.250%, 9/23/22		64,000	67,599
2.972%, 1/15/23		200,000	207,311
3.200%, 1/25/23		54,000	57,304
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23 (k)		80,000	83,232
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23 (k)		50,000	51,754

See Notes to Financial Statements.

1407

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
2.700%, 5/18/23		$50,000	$52,591
3.875%, 2/1/24		100,000	111,267
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24 (k)		15,000	16,060
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24 (k)		354,000	383,171
3.875%, 9/10/24		109,000	120,428
3.125%, 1/23/25		357,000	387,692
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)		55,000	59,118
3.900%, 7/15/25		270,000	304,410
(SOFR + 1.59%), 2.005%, 3/13/26 (k)		437,000	452,655
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		288,000	299,125
2.950%, 10/1/26		100,000	109,560
4.125%, 12/15/26		125,000	145,468
(ICE LIBOR USD 3 Month + 1.25%), 3.960%, 1/29/27 (k)		676,000	768,578
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)		791,000	895,353
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)		427,000	476,792
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		900,000	931,972
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)		197,000	219,470
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29 (k)		7,000	8,046
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)		162,000	193,700
(SOFR + 1.51%), 2.739%, 10/15/30 (k)		200,000	213,869
(SOFR + 3.79%), 4.493%, 3/24/31 (k)		40,000	48,724
(SOFR + 2.04%), 2.522%, 4/22/31 (k)		250,000	263,969
(ICE LIBOR USD 3 Month + 1.38%), 3.964%, 11/15/48 (k)		222,000	269,040
(SOFR + 2.44%), 3.109%, 4/22/51 (k)		157,000	167,354
KeyBank NA
3.300%, 2/1/22		250,000	260,497
2.300%, 9/14/22		250,000	258,508
KeyCorp
4.100%, 4/30/28		23,000	26,691
2.550%, 10/1/29		35,000	36,015
Korea Development Bank (The)
4.625%, 11/16/21		50,000	52,531
2.125%, 10/1/24		200,000	208,849
Kreditanstalt fuer Wiederaufbau
1.750%, 9/15/21		50,000	50,889
2.000%, 11/30/21		150,000	153,659
2.625%, 1/25/22		91,000	94,348
2.500%, 2/15/22		100,000	103,608
2.125%, 6/15/22		100,000	103,624
2.375%, 12/29/22		135,000	142,040
2.125%, 1/17/23		118,000	123,527
1.625%, 2/15/23		375,000	388,191
2.500%, 11/20/24		125,000	136,209
2.875%, 4/3/28		90,000	104,749
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	80,134
1.750%, 7/27/26		75,000	79,830
Series 37 2.500%, 11/15/27 (x)		50,000	56,305
Series 40 0.500%, 5/27/25		30,000	30,026
Lloyds Banking Group plc
3.900%, 3/12/24		500,000	546,291
4.500%, 11/4/24		200,000	218,149
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.501%, 3/7/25 (k)	AUD	700,000	468,097
4.000%, 3/7/25		800,000	592,796
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)		$200,000	217,135
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26 (k)		200,000	205,796
4.375%, 3/22/28		200,000	230,152
Mitsubishi UFJ Financial Group, Inc.
2.998%, 2/22/22		72,000	74,685
2.665%, 7/25/22		50,000	51,911
(ICE LIBOR USD 3 Month + 0.74%), 1.084%, 3/2/23 (k)		500,000	497,290
3.455%, 3/2/23		845,000	900,367
3.761%, 7/26/23		285,000	308,723
2.801%, 7/18/24		200,000	211,763
2.193%, 2/25/25		200,000	206,758
3.741%, 3/7/29		100,000	113,124
Mizuho Financial Group, Inc.
2.632%, 4/12/21§		200,000	203,288
2.953%, 2/28/22		208,000	215,268
3.549%, 3/5/23		500,000	533,168
(ICE LIBOR USD 3 Month + 1.10%), 2.555%, 9/13/25 (k)		325,000	337,711
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26 (k)		600,000	613,994
3.663%, 2/28/27		200,000	220,170
4.018%, 3/5/28		500,000	567,064
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	47,348
National Australia Bank Ltd.
1.875%, 7/12/21		250,000	253,701
Oesterreichische Kontrollbank AG
2.875%, 9/7/21		25,000	25,740
3.125%, 11/7/23		50,000	54,571
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.836%, 5/17/21 (k)§		500,000	498,909
PNC Bank NA
2.625%, 2/17/22		125,000	129,171
4.050%, 7/26/28		250,000	291,199
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24		75,000	82,527
Royal Bank of Canada
2.800%, 4/29/22		25,000	26,024

See Notes to Financial Statements.

1408

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.950%, 1/17/23	$65,000	$67,069
2.550%, 7/16/24	25,000	26,553
4.650%, 1/27/26	75,000	87,634
Royal Bank of Scotland Group plc
6.125%, 12/15/22	45,000	49,078
6.100%, 6/10/23	20,000	22,030
3.875%, 9/12/23	700,000	753,329
6.000%, 12/19/23	40,000	44,807
5.125%, 5/28/24	40,000	43,690
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)	200,000	240,151
Santander Holdings USA, Inc.
3.400%, 1/18/23	50,000	52,026
3.450%, 6/2/25	50,000	51,964
4.500%, 7/17/25	50,000	54,100
Santander UK Group Holdings plc
3.125%, 1/8/21	50,000	50,608
2.875%, 8/5/21	744,000	760,355
Santander UK plc
4.000%, 3/13/24	50,000	55,112
2.875%, 6/18/24	200,000	212,132
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§	500,000	548,438
Societe Generale SA
4.250%, 9/14/23§	500,000	538,660
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.20%), 2.744%, 9/10/22 (k)§	600,000	607,238
(ICE LIBOR USD 3 Month + 1.15%), 4.247%, 1/20/23 (k)§	500,000	518,979
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22	125,000	129,989
2.778%, 10/18/22	25,000	26,117
2.696%, 7/16/24	211,000	222,781
2.448%, 9/27/24	700,000	732,873
2.348%, 1/15/25	200,000	208,739
3.784%, 3/9/26	100,000	113,120
3.364%, 7/12/27	100,000	108,903
3.352%, 10/18/27	100,000	109,030
3.202%, 9/17/29	50,000	53,843
Svenska Handelsbanken AB
3.900%, 11/20/23	250,000	277,221
Toronto-Dominion Bank (The)
1.900%, 12/1/22	50,000	51,507
3.250%, 3/11/24	100,000	108,652
1.150%, 6/12/25	50,000	50,495
Truist Bank
2.450%, 8/1/22	100,000	103,509
3.200%, 4/1/24	50,000	54,272
2.150%, 12/6/24	250,000	263,016
4.050%, 11/3/25	20,000	23,125
Truist Financial Corp.
2.750%, 4/1/22	200,000	207,152
3.750%, 12/6/23	25,000	27,445
2.850%, 10/26/24	25,000	26,963
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,149,126
US Bancorp
2.950%, 7/15/22	45,000	47,218
3.700%, 1/30/24	75,000	82,859
3.000%, 7/30/29	53,000	57,738
Series V 2.375%, 7/22/26	150,000	162,209
US Bank NA
2.850%, 1/23/23	250,000	263,899
Wells Fargo & Co.
2.100%, 7/26/21	100,000	101,754
(ICE LIBOR USD 3 Month + 0.93%), 1.378%, 2/11/22 (k)	400,000	401,281
3.500%, 3/8/22	36,000	37,707
2.625%, 7/22/22	75,000	77,966
3.750%, 1/24/24	50,000	54,629
(SOFR + 1.60%), 1.654%, 6/2/24 (k)	100,000	101,591
3.000%, 2/19/25	100,000	107,724
3.550%, 9/29/25	100,000	111,434
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25 (k)	95,000	98,603
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26 (k)	765,000	789,334
3.000%, 4/22/26	50,000	54,333
3.000%, 10/23/26	487,000	529,811
4.300%, 7/22/27	100,000	114,206
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	92,000	102,154
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	213,000	219,951
4.150%, 1/24/29	254,000	295,858
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31 (k)	611,000	639,497
(SOFR + 2.53%), 3.068%, 4/30/41 (k)	315,000	327,354
Series M 3.450%, 2/13/23	54,000	57,341
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.49%), 3.325%, 7/23/21 (k)	250,000	250,609
(ICE LIBOR USD 3 Month + 0.61%), 2.897%, 5/27/22 (k)	600,000	611,876
Westpac Banking Corp.
2.800%, 1/11/22	100,000	103,470
2.500%, 6/28/22	50,000	51,943
3.300%, 2/26/24	100,000	108,668
2.700%, 8/19/26	75,000	81,437

		63,482,603

Capital Markets (2.1%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	54,560
Ameriprise Financial, Inc.
3.000%, 4/2/25	200,000	216,345
Ares Capital Corp.
3.625%, 1/19/22	50,000	50,878
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	75,000	77,318
3.500%, 4/28/23	10,000	10,781
3.450%, 8/11/23	100,000	108,363
2.100%, 10/24/24	100,000	105,028
2.450%, 8/17/26	75,000	81,722
(ICE LIBOR USD 3 Month + 1.07%), 3.442%, 2/7/28 (k)	100,000	113,008

See Notes to Financial Statements.

1409

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 0012 3.650%, 2/4/24	$50,000	$54,832
Series E (ICE LIBOR USD 3 Month + 3.42%), 3.726%, 9/20/20 (k)(y)	75,000	70,875
Series F (ICE LIBOR USD 3 Month + 3.13%), 4.625%, 9/20/26 (k)(y)	120,000	117,150
BlackRock, Inc.
3.500%, 3/18/24	50,000	55,246
3.250%, 4/30/29	15,000	17,151
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	54,799
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	622,896
Charles Schwab Corp. (The)
2.650%, 1/25/23	50,000	52,665
3.850%, 5/21/25	50,000	57,043
3.200%, 3/2/27	11,000	12,127
CME Group, Inc.
3.000%, 3/15/25	75,000	83,051
Credit Suisse AG
2.950%, 4/9/25	250,000	271,441
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23 (k)§	600,000	622,651
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (k)§	600,000	645,495
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 0.97%), 2.281%, 7/13/20 (k)	400,000	400,044
2.700%, 7/13/20	841,000	841,330
4.250%, 10/14/21	725,000	744,123
3.300%, 11/16/22	700,000	715,195
3.950%, 2/27/23	400,000	415,592
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	950,000	1,000,665
E*TRADE Financial Corp.
3.800%, 8/24/27	10,000	11,051
4.500%, 6/20/28	25,000	28,704
Goldman Sachs Group, Inc. (The)
5.250%, 7/27/21	132,000	138,552
2.350%, 11/15/21	45,000	45,267
5.750%, 1/24/22	75,000	80,912
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22 (k)	75,000	76,897
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23 (k)	100,000	103,563
(ICE LIBOR USD 3 Month + 0.99%), 2.905%, 7/24/23 (k)	200,000	207,781
4.000%, 3/3/24	267,000	294,895
3.500%, 1/23/25 (x)	207,000	226,008
3.500%, 4/1/25	119,000	130,495
3.750%, 5/22/25	416,000	459,517
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	100,000	107,648
3.750%, 2/25/26	17,000	18,933
(ICE LIBOR USD 3 Month + 1.17%), 1.562%, 5/15/26 (k)	291,000	287,283
3.500%, 11/16/26	65,000	71,231
3.850%, 1/26/27	55,000	61,818
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	264,000	294,672
3.800%, 3/15/30	546,000	618,059
Intercontinental Exchange, Inc.
3.750%, 12/1/25	30,000	34,088
3.100%, 9/15/27	4,000	4,415
3.750%, 9/21/28	113,000	132,380
Jefferies Group LLC
5.125%, 1/20/23	18,000	19,525
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13	5,000,000	50,500
Series 1 0.000%, 12/30/16 (h)	10,200,000	96,645
Moody’s Corp.
2.750%, 12/15/21	27,000	27,801
4.875%, 2/15/24	23,000	26,231
3.250%, 1/15/28	79,000	87,109
Morgan Stanley
5.500%, 7/28/21	27,000	28,420
2.625%, 11/17/21	80,000	82,184
3.125%, 1/23/23	200,000	211,778
3.750%, 2/25/23	54,000	58,154
4.100%, 5/22/23	27,000	29,119
3.700%, 10/23/24	440,000	486,465
(SOFR + 1.15%), 2.720%, 7/22/25(k)	25,000	26,478
4.000%, 7/23/25	295,000	333,801
3.875%, 1/27/26	238,000	269,108
(SOFR + 1.99%), 2.188%, 4/28/26 (k)	474,000	491,853
3.125%, 7/27/26	625,000	687,634
3.625%, 1/20/27	341,000	381,888
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28 (k)	210,000	235,918
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	384,000	457,662
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	373,000	392,819
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	101,000	115,242
Series F 3.875%, 4/29/24	131,000	144,574
Nasdaq, Inc.
3.850%, 6/30/26	100,000	112,830
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	833,647
Northern Trust Corp.
3.150%, 5/3/29	25,000	28,228
State Street Corp.
2.650%, 5/19/26	118,000	128,905
Series H (ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23 (k)(y)	335,000	324,950
Stifel Financial Corp.
4.000%, 5/15/30	700,000	730,643
TD Ameritrade Holding Corp.
3.750%, 4/1/24	25,000	27,661

See Notes to Financial Statements.

1410

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.300%, 4/1/27	$30,000	$33,652
UBS AG
7.625%, 8/17/22	400,000	442,919
UBS Group AG
(ICE LIBOR USD 3 Month + 0.95%), 2.859%, 8/15/23 (k)§	680,000	703,919
(USD Swap Semi 5 Year + 4.34%), 7.000%, 1/31/24 (k)(y)§	200,000	208,500
4.125%, 9/24/25§	215,000	242,681

		19,665,986

Consumer Finance (1.2%)
AerCap Ireland Capital DAC
3.500%, 5/26/22	150,000	148,062
4.125%, 7/3/23	150,000	146,692
Ally Financial, Inc.
5.800%, 5/1/25	200,000	223,105
American Express Co.
3.700%, 11/5/21	50,000	52,080
3.400%, 2/27/23	25,000	26,739
3.700%, 8/3/23	150,000	163,190
2.500%, 7/30/24	25,000	26,459
3.000%, 10/30/24	25,000	27,068
4.200%, 11/6/25	108,000	125,006
3.125%, 5/20/26	138,000	152,826
American Express Credit Corp.
3.300%, 5/3/27	275,000	311,017
American Honda Finance Corp.
1.950%, 5/20/22	65,000	66,365
3.550%, 1/12/24	25,000	27,155
2.150%, 9/10/24	100,000	104,153
Avolon Holdings Funding Ltd.
3.950%, 7/1/24§	400,000	347,762
2.875%, 2/15/25§	600,000	503,494
Capital One Financial Corp.
3.900%, 1/29/24	56,000	60,994
3.750%, 4/24/24	69,000	74,905
3.300%, 10/30/24	100,000	107,511
4.200%, 10/29/25	250,000	277,879
3.800%, 1/31/28	200,000	221,521
Caterpillar Financial Services Corp.
1.700%, 8/9/21	50,000	50,685
3.150%, 9/7/21	80,000	82,562
0.950%, 5/13/22	50,000	50,348
3.650%, 12/7/23	50,000	54,993
2.850%, 5/17/24	25,000	26,978
2.150%, 11/8/24	50,000	52,812
Discover Financial Services
5.200%, 4/27/22	27,000	28,724
3.950%, 11/6/24	75,000	81,325
4.100%, 2/9/27	40,000	43,791
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.93%), 1.227%, 9/24/20(k)	600,000	597,000
(ICE LIBOR USD 3 Month + 1.08%), 1.636%, 8/3/22 (k)	600,000	545,448
3.087%, 1/9/23	600,000	571,500
5.125%, 6/16/25	700,000	700,280
General Motors Financial Co., Inc.
3.200%, 7/13/20	700,000	700,296
4.200%, 11/6/21	100,000	102,428
3.450%, 1/14/22	100,000	101,809
3.450%, 4/10/22	75,000	76,549
3.550%, 7/8/22	500,000	511,024
5.200%, 3/20/23	121,000	129,324
4.150%, 6/19/23	61,000	63,460
5.100%, 1/17/24	176,000	187,558
3.500%, 11/7/24	50,000	50,833
4.000%, 1/15/25	239,000	248,271
2.900%, 2/26/25	191,000	190,251
4.350%, 4/9/25	232,000	242,794
2.750%, 6/20/25	372,000	367,441
5.250%, 3/1/26	50,000	54,332
4.350%, 1/17/27	200,000	206,761
3.600%, 6/21/30	50,000	48,641
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§	500,000	508,045
John Deere Capital Corp.
3.150%, 10/15/21	54,000	55,844
2.700%, 1/6/23	250,000	263,232
2.650%, 6/24/24	25,000	26,810
LeasePlan Corp. NV
2.875%, 10/24/24§	600,000	614,106
PACCAR Financial Corp.
2.650%, 5/10/22	25,000	25,886
0.800%, 6/8/23	30,000	30,112
Synchrony Financial
4.375%, 3/19/24	76,000	80,317
4.250%, 8/15/24	110,000	115,821
3.700%, 8/4/26	50,000	51,323
Toyota Motor Credit Corp.
3.400%, 9/15/21	54,000	55,790
1.800%, 10/7/21	50,000	50,796
3.200%, 1/11/27	100,000	112,304
3.375%, 4/1/30	278,000	318,277

		11,670,864

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc.
3.000%, 2/11/23	75,000	79,780
3.125%, 3/15/26	35,000	39,138
Block Financial LLC
5.500%, 11/1/22	36,000	38,241
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A 5.125%, 11/30/22§	75,568	67,579
GE Capital Funding LLC
3.450%, 5/15/25§	600,000	626,334
4.400%, 5/15/30§	700,000	723,164
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	200,000	200,200
MDGH - GMTN BV
2.500%, 11/7/24§	200,000	206,000
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25	100,000	108,677
NTT Finance Corp.
1.900%, 7/21/21 (m)	400,000	403,916
Petronas Capital Ltd.
3.500%, 4/21/30§	200,000	221,628
Private Export Funding Corp.
Series II 2.050%, 11/15/22	46,000	47,795

See Notes to Financial Statements.

1411

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Shell International Finance BV
2.375%, 8/21/22	$36,000	$37,399
3.400%, 8/12/23	75,000	81,042
2.875%, 5/10/26	50,000	54,875
2.500%, 9/12/26	55,000	59,245
3.875%, 11/13/28	37,000	43,149
2.375%, 11/7/29	427,000	447,059
2.750%, 4/6/30	200,000	216,941
4.375%, 5/11/45	58,000	70,863
Voya Financial, Inc.
3.650%, 6/15/26	50,000	55,248

		3,828,273

Insurance (0.5%)
Aflac, Inc. 3.625%, 11/15/24	125,000	140,810
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.000%, 2/12/23 (k)§	308,119	304,267
American Financial Group, Inc.
3.500%, 8/15/26	15,000	16,033
American International Group, Inc.
4.875%, 6/1/22	36,000	38,822
2.500%, 6/30/25	50,000	52,797
3.750%, 7/10/25	500,000	553,027
4.200%, 4/1/28	25,000	28,240
4.250%, 3/15/29	25,000	28,483
3.400%, 6/30/30	50,000	53,808
Aon Corp.
2.200%, 11/15/22	20,000	20,674
4.500%, 12/15/28	177,000	209,412
3.750%, 5/2/29	303,000	344,981
Aon plc
4.600%, 6/14/44	5,000	6,078
4.750%, 5/15/45	13,000	16,231
Assurant, Inc.
4.200%, 9/27/23	600,000	636,736
Brighthouse Financial, Inc.
3.700%, 6/22/27	50,000	50,669
Chubb INA Holdings, Inc.
3.350%, 5/3/26	75,000	85,326
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30§	25,000	26,927
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	50,000	54,547
Hartford Financial Services Group, Inc. (The)
4.300%, 4/15/43	20,000	23,080
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 0.795%, 6/11/21(k)§	600,000	598,911
2.375%, 9/15/22§	600,000	614,049
Lincoln National Corp.
4.000%, 9/1/23	15,000	16,308
Loews Corp.
3.750%, 4/1/26	50,000	55,669
Markel Corp.
3.500%, 11/1/27	25,000	26,705
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	30,000	30,441
4.800%, 7/15/21	36,000	37,227
4.050%, 10/15/23	35,000	38,501
3.875%, 3/15/24	149,000	164,740
3.500%, 6/3/24	160,000	175,164
4.375%, 3/15/29	10,000	12,046
2.250%, 11/15/30	44,000	45,772
MetLife, Inc.
4.721%, 12/15/44 (e)	23,000	29,008
Principal Financial Group, Inc.
3.700%, 5/15/29	21,000	23,738
Progressive Corp. (The)
3.750%, 8/23/21	46,000	47,502
Prudential Financial, Inc.
3.500%, 5/15/24	50,000	55,240
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42 (k)	27,000	28,451
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	70,000	71,400
Reinsurance Group of America, Inc.
3.900%, 5/15/29	10,000	10,915
3.150%, 6/15/30	20,000	20,750
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	50,000	54,635
Sompo International Holdings Ltd.
4.700%, 10/15/22	36,000	38,300
Trinity Acquisition plc
4.400%, 3/15/26	77,000	87,676
Willis North America, Inc.
3.600%, 5/15/24	30,000	32,603

		5,006,699

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.750%, 12/2/21	250,000	257,636
4.000%, 9/12/23§	600,000	647,088
2.700%, 10/1/29§	250,000	265,321
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§	600,000	634,449

		1,804,494

Total Financials		105,458,919

Health Care (2.4%)
Biotechnology (0.5%)
AbbVie, Inc.
3.250%, 10/1/22§	536,000	563,978
2.900%, 11/6/22	573,000	600,481
2.300%, 11/21/22§	50,000	51,725
3.850%, 6/15/24§	7,000	7,692
2.600%, 11/21/24§	612,000	649,797
3.800%, 3/15/25§	509,000	565,133
3.600%, 5/14/25	175,000	193,284
2.950%, 11/21/26§	500,000	540,258
3.200%, 11/21/29§	270,000	296,020
4.550%, 3/15/35§	172,000	207,099
4.500%, 5/14/35	71,000	85,906
4.625%, 10/1/42§	5,000	6,074
4.700%, 5/14/45	48,000	59,713
Amgen, Inc.
2.650%, 5/11/22	100,000	103,576
3.625%, 5/15/22	45,000	47,184
3.625%, 5/22/24	50,000	54,695
2.450%, 2/21/30	266,000	281,195

See Notes to Financial Statements.

1412

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.400%, 5/1/45	$129,000	$159,666
4.663%, 6/15/51	26,000	34,410
Baxalta, Inc.
4.000%, 6/23/25	38,000	42,975
Biogen, Inc.
2.250%, 5/1/30	297,000	300,148
Gilead Sciences, Inc.
1.950%, 3/1/22	15,000	15,340
3.650%, 3/1/26	125,000	143,608
4.800%, 4/1/44	10,000	13,286
4.500%, 2/1/45	58,000	74,829
4.750%, 3/1/46	33,000	44,075

		5,142,147

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.400%, 11/30/23	35,000	38,044
2.950%, 3/15/25	100,000	109,980
3.750%, 11/30/26	28,000	32,695
Becton Dickinson and Co.
2.894%, 6/6/22	85,000	87,653
3.300%, 3/1/23	70,000	73,350
3.700%, 6/6/27	33,000	36,762
2.823%, 5/20/30	35,000	36,919
Boston Scientific Corp.
3.375%, 5/15/22	1,000,000	1,044,368
3.450%, 3/1/24	308,000	334,013
3.750%, 3/1/26	100,000	112,032
4.000%, 3/1/29	35,000	39,884
Edwards Lifesciences Corp.
4.300%, 6/15/28	21,000	25,007
Medtronic, Inc.
3.150%, 3/15/22	40,000	41,901
3.500%, 3/15/25	45,000	50,417
Stryker Corp.
3.500%, 3/15/26	50,000	56,038
1.950%, 6/15/30	200,000	201,248
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	200,000	218,649

		2,538,960

Health Care Providers & Services (0.9%)
Aetna, Inc.
2.800%, 6/15/23	100,000	105,258
6.750%, 12/15/37	20,000	28,898
4.500%, 5/15/42	11,000	12,762
4.750%, 3/15/44	23,000	28,076
AmerisourceBergen Corp.
3.450%, 12/15/27	50,000	56,126
Anthem, Inc.
2.950%, 12/1/22	100,000	105,344
3.350%, 12/1/24	178,000	195,555
3.650%, 12/1/27	200,000	227,325
4.101%, 3/1/28	73,000	85,574
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	54,217
3.410%, 6/15/27	75,000	84,193
Centene Corp.
4.750%, 5/15/22	210,000	212,100
CHRISTUS Health
Series C 4.341%, 7/1/28	190,000	213,425
Cigna Corp.
3.400%, 9/17/21	20,000	20,665
3.000%, 7/15/23§	20,000	21,270
3.750%, 7/15/23	58,000	62,853
3.250%, 4/15/25§	98,000	107,483
4.125%, 11/15/25	15,000	17,146
4.500%, 2/25/26§	27,000	31,636
4.375%, 10/15/28	567,000	669,688
Cottage Health Obligated Group
Series 2020 3.304%, 11/1/49	22,000	23,976
CVS Health Corp.
3.700%, 3/9/23	805,000	863,089
4.000%, 12/5/23	50,000	54,864
3.375%, 8/12/24	75,000	81,817
4.100%, 3/25/25	315,000	355,523
3.875%, 7/20/25	80,000	89,774
4.300%, 3/25/28	140,000	163,465
3.250%, 8/15/29	360,000	397,244
3.750%, 4/1/30	318,000	364,282
5.125%, 7/20/45	92,000	117,342
HCA, Inc.
4.750%, 5/1/23	519,000	561,055
5.000%, 3/15/24	484,000	536,054
5.250%, 4/15/25	161,000	184,759
5.250%, 6/15/26	25,000	28,781
4.500%, 2/15/27	20,000	22,350
4.125%, 6/15/29	50,000	55,261
Humana, Inc.
3.850%, 10/1/24	50,000	55,136
3.125%, 8/15/29	54,000	58,221
Laboratory Corp. of America Holdings
3.750%, 8/23/22	20,000	21,227
3.600%, 2/1/25	200,000	220,558
McKesson Corp.
2.700%, 12/15/22	27,000	28,124
2.850%, 3/15/23	36,000	37,794
3.796%, 3/15/24	50,000	55,305
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	33,806
SSM Health Care Corp.
Series 2018 3.688%, 6/1/23	10,000	10,751
Sutter Health
Series 2018 3.695%, 8/15/28	10,000	11,207
UnitedHealth Group, Inc.
2.875%, 3/15/23	27,000	28,623
2.375%, 8/15/24	70,000	74,406
3.750%, 7/15/25	477,000	544,211
1.250%, 1/15/26	144,000	145,604
3.100%, 3/15/26	306,000	340,124
3.450%, 1/15/27	50,000	56,807
2.950%, 10/15/27	100,000	111,011
4.200%, 1/15/47	129,000	162,659

		8,234,804

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26	353,000	384,493
2.750%, 9/15/29	65,000	70,626

See Notes to Financial Statements.

1413

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
PerkinElmer, Inc.
3.300%, 9/15/29	$15,000	$16,106
Thermo Fisher Scientific, Inc.
3.000%, 4/15/23	70,000	74,036
4.133%, 3/25/25	421,000	479,799
2.950%, 9/19/26	30,000	33,154
4.497%, 3/25/30	251,000	308,762

		1,366,976

Pharmaceuticals (0.6%)
AstraZeneca plc
3.125%, 6/12/27	75,000	82,629
Bayer US Finance II LLC
3.875%, 12/15/23§	600,000	657,455
2.850%, 4/15/25§	100,000	105,183
4.250%, 12/15/25§	600,000	689,296
4.375%, 12/15/28§	200,000	232,494
Bristol-Myers Squibb Co.
2.600%, 5/16/22§	50,000	51,921
2.750%, 2/15/23§	50,000	52,728
2.900%, 7/26/24§	155,000	167,571
3.875%, 8/15/25§	100,000	113,863
3.200%, 6/15/26§	57,000	63,987
3.900%, 2/20/28§	50,000	58,730
Eli Lilly and Co.
3.375%, 3/15/29	30,000	34,548
GlaxoSmithKline Capital plc
2.850%, 5/8/22	45,000	46,913
2.875%, 6/1/22	100,000	104,039
3.000%, 6/1/24	70,000	75,745
3.375%, 6/1/29	35,000	40,136
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	36,000	38,058
3.875%, 5/15/28	95,000	111,179
Johnson & Johnson
2.450%, 12/5/21	25,000	25,723
2.450%, 3/1/26	125,000	136,803
Merck & Co., Inc.
2.400%, 9/15/22	27,000	28,107
2.800%, 5/18/23	62,000	66,027
2.900%, 3/7/24	100,000	107,590
2.750%, 2/10/25	50,000	54,290
3.400%, 3/7/29	340,000	392,379
2.450%, 6/24/50	47,000	47,198
Mylan NV
3.950%, 6/15/26	50,000	55,800
Novartis Capital Corp.
2.400%, 5/17/22	100,000	103,762
3.400%, 5/6/24	50,000	55,008
Pfizer, Inc.
3.400%, 5/15/24	50,000	55,481
2.750%, 6/3/26	50,000	55,258
3.600%, 9/15/28	25,000	29,408
3.450%, 3/15/29	124,000	144,421
2.625%, 4/1/30	89,000	98,038
Sanofi
3.625%, 6/19/28	25,000	29,527
Shire Acquisitions Investments Ireland DAC
2.400%, 9/23/21	125,000	127,433
2.875%, 9/23/23	110,000	116,594
3.200%, 9/23/26	186,000	206,602
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23	50,000	55,604
5.000%, 11/26/28	200,000	246,880
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24 (x)	600,000	604,326
Wyeth LLC
6.500%, 2/1/34	5,000	7,624
5.950%, 4/1/37	60,000	87,353
Zoetis, Inc.
3.000%, 9/12/27	50,000	54,957
2.000%, 5/15/30	50,000	51,286

		5,769,954

Total Health Care		23,052,841

Industrials (2.5%)
Aerospace & Defense (1.0%)
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	31,000	31,149
3.800%, 10/7/24§	39,000	42,409
3.850%, 12/15/25§	395,000	435,292
Boeing Co. (The)
2.350%, 10/30/21	62,000	62,899
4.508%, 5/1/23	86,000	90,786
4.875%, 5/1/25	339,000	369,488
2.700%, 2/1/27	75,000	72,977
5.040%, 5/1/27	100,000	110,258
3.450%, 11/1/28	25,000	25,105
5.150%, 5/1/30	100,000	111,454
3.825%, 3/1/59	14,000	12,047
3.950%, 8/1/59	25,000	22,105
5.930%, 5/1/60	85,000	99,727
Embraer Netherlands Finance BV
5.400%, 2/1/27	9,000	7,965
Embraer Overseas Ltd.
5.696%, 9/16/23 (m)	23,000	21,915
General Dynamics Corp.
2.250%, 11/15/22	62,000	64,312
3.500%, 5/15/25	95,000	106,370
3.750%, 5/15/28	30,000	35,084
3.625%, 4/1/30	249,000	289,564
4.250%, 4/1/50	7,000	8,965
Howmet Aerospace, Inc.
6.875%, 5/1/25	250,000	271,250
Huntington Ingalls Industries, Inc.
3.844%, 5/1/25§	125,000	135,336
4.200%, 5/1/30§	186,000	207,498
L3Harris Technologies, Inc.
3.850%, 6/15/23	115,000	125,128
3.950%, 5/28/24 (x)	29,000	32,006
3.850%, 12/15/26	190,000	218,156
4.400%, 6/15/28	406,000	480,436
Leidos, Inc.
4.375%, 5/15/30§	272,000	306,054
Lockheed Martin Corp.
3.350%, 9/15/21	25,000	25,857
3.550%, 1/15/26	127,000	145,719
1.850%, 6/15/30	18,000	18,396
3.600%, 3/1/35	423,000	506,141
3.800%, 3/1/45	82,000	99,160
2.800%, 6/15/50	147,000	154,620

See Notes to Financial Statements.

1414

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Corp.
3.250%, 8/1/23	$75,000	$80,654
2.930%, 1/15/25	298,000	321,406
3.200%, 2/1/27	183,000	201,761
3.250%, 1/15/28	285,000	316,802
4.030%, 10/15/47	12,000	14,461
5.250%, 5/1/50	57,000	82,883
Raytheon Technologies Corp.
2.800%, 3/15/22§	500,000	515,564
3.650%, 8/16/23	9,000	9,751
3.200%, 3/15/24§	271,000	291,217
3.150%, 12/15/24§	50,000	53,996
3.950%, 8/16/25	105,000	119,768
3.125%, 5/4/27	100,000	111,129
7.200%, 8/15/27§	27,000	35,933
7.000%, 11/1/28§	143,000	192,634
4.125%, 11/16/28	475,000	557,104
2.250%, 7/1/30	363,000	376,492
5.400%, 5/1/35	3,000	4,058
4.450%, 11/16/38	46,000	55,951
4.200%, 12/15/44§	32,000	36,545
Spirit AeroSystems, Inc.
4.600%, 6/15/28	500,000	403,125
Textron, Inc.
3.875%, 3/1/25	525,000	566,014
4.000%, 3/15/26	25,000	26,545
3.650%, 3/15/27	45,000	48,092
3.900%, 9/17/29	214,000	227,450

		9,394,963

Air Freight & Logistics (0.2%)
FedEx Corp.
3.800%, 5/15/25	447,000	497,312
4.200%, 10/17/28	100,000	113,442
3.875%, 8/1/42	70,000	68,521
4.550%, 4/1/46	31,000	33,776
United Parcel Service, Inc.
2.500%, 4/1/23	25,000	26,270
2.400%, 11/15/26	50,000	54,711
3.400%, 3/15/29	174,000	200,087
2.500%, 9/1/29	65,000	69,987
4.450%, 4/1/30	251,000	314,495
5.200%, 4/1/40	86,000	118,095

		1,496,696

Airlines (0.0%)
American Airlines Pass-Through Trust, Class A
Series 2019-1 A 3.500%, 2/15/32	492,302	396,281
Southwest Airlines Co.
4.750%, 5/4/23	25,000	25,682
5.250%, 5/4/25	30,000	31,584

		453,547

Building Products (0.2%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§	600,000	597,937
Carrier Global Corp.
1.923%, 2/15/23§	310,000	316,060
2.242%, 2/15/25§	401,000	407,980
2.722%, 2/15/30§	50,000	49,999
Fortune Brands Home & Security, Inc.
3.250%, 9/15/29	50,000	53,027
Johnson Controls International plc
4.625%, 7/2/44 (e)	25,000	28,788
5.125%, 9/14/45	3,000	3,713
Masco Corp.
4.375%, 4/1/26	20,000	22,692
Owens Corning
3.950%, 8/15/29	100,000	109,047
3.875%, 6/1/30	61,000	64,461

		1,653,704

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	113,428
Ford Foundation (The)
Series 2020 2.415%, 6/1/50	35,000	35,849
RELX Capital, Inc.
3.500%, 3/16/23	115,000	122,804
4.000%, 3/18/29	188,000	217,885
3.000%, 5/22/30	45,000	48,200
Republic Services, Inc.
5.250%, 11/15/21	36,000	38,232
4.750%, 5/15/23	175,000	194,500
2.500%, 8/15/24	100,000	106,297
2.900%, 7/1/26	26,000	28,429
3.375%, 11/15/27	75,000	83,710
3.950%, 5/15/28	239,000	279,178
Waste Management, Inc.
2.900%, 9/15/22	36,000	37,496
3.150%, 11/15/27	50,000	55,786

		1,361,794

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	36,000	37,360
Eaton Corp.
2.750%, 11/2/22	45,000	47,346
Emerson Electric Co.
1.800%, 10/15/27	25,000	25,864
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	79,738

		190,308

Industrial Conglomerates (0.2%)
3M Co.
1.750%, 2/14/23	50,000	51,751
3.250%, 2/14/24	25,000	27,189
2.875%, 10/15/27	75,000	83,109
3.050%, 4/15/30	72,000	81,546
General Electric Co.
3.150%, 9/7/22	54,000	56,203
3.100%, 1/9/23	75,000	78,214
3.450%, 5/1/27	200,000	203,877
3.625%, 5/1/30	700,000	694,347
5.875%, 1/14/38	71,000	79,217
4.250%, 5/1/40	83,000	80,808
Honeywell International, Inc.
2.300%, 8/15/24	100,000	106,330
1.350%, 6/1/25	15,000	15,363
2.700%, 8/15/29	126,000	137,918

See Notes to Financial Statements.

1415

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Roper Technologies, Inc.
2.800%, 12/15/21	$100,000	$102,854
3.800%, 12/15/26	30,000	34,162

		1,832,888

Machinery (0.1%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	38,525
CNH Industrial Capital LLC
4.375%, 11/6/20	180,000	179,994
3.875%, 10/15/21	5,000	5,122
4.375%, 4/5/22	10,000	10,441
1.950%, 7/2/23	30,000	30,195
CNH Industrial NV
3.850%, 11/15/27 (x)	101,000	106,622
Deere & Co.
2.600%, 6/8/22	91,000	94,380
Dover Corp.
3.150%, 11/15/25	50,000	53,052
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	54,286
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,862
Otis Worldwide Corp.
2.056%, 4/5/25§	45,000	46,997
2.293%, 4/5/27§	15,000	15,853
Parker-Hannifin Corp.
2.700%, 6/14/24	32,000	33,383
3.250%, 3/1/27	100,000	108,837
3.250%, 6/14/29	34,000	37,344
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	37,966

		880,859

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	37,981
2.600%, 12/1/24	50,000	52,874
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	32,621
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	29,373

		152,849

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	54,947
5.750%, 5/1/40	70,000	97,451
4.400%, 3/15/42	2,000	2,503
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	20,380
CSX Corp.
3.700%, 11/1/23	50,000	54,906
4.250%, 3/15/29	164,000	194,610
6.150%, 5/1/37	5,000	6,988
4.300%, 3/1/48	151,000	186,741
DAE Funding LLC
4.000%, 8/1/20§	700,000	697,156
ERAC USA Finance LLC
2.600%, 12/1/21§	400,000	402,975
Norfolk Southern Corp.
2.900%, 6/15/26	69,000	76,039
3.800%, 8/1/28	25,000	28,851
2.550%, 11/1/29	11,000	11,719
4.837%, 10/1/41	15,000	19,114
3.400%, 11/1/49	82,000	88,533
4.050%, 8/15/52	44,000	51,963
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	450,000	479,028
Ryder System, Inc.
2.500%, 9/1/22	20,000	20,486
3.650%, 3/18/24	55,000	58,790
2.500%, 9/1/24	68,000	69,596
4.625%, 6/1/25	360,000	398,959
Union Pacific Corp.
2.750%, 4/15/23	62,000	65,307
3.250%, 8/15/25	100,000	110,673
2.750%, 3/1/26	67,000	72,686
3.375%, 2/1/35	46,000	52,328
3.600%, 9/15/37	28,000	30,960
3.950%, 8/15/59	21,000	24,344
4.375%, 11/15/65	54,000	66,567
3.750%, 2/5/70	140,000	156,061

		3,600,661

Trading Companies & Distributors (0.3%)
Air Lease Corp.
3.500%, 1/15/22	30,000	30,297
3.000%, 9/15/23	50,000	49,570
3.750%, 6/1/26	100,000	100,954
3.000%, 2/1/30	50,000	46,365
Aircastle Ltd.
5.125%, 3/15/21	600,000	601,070
5.500%, 2/15/22	10,000	10,016
5.000%, 4/1/23	10,000	9,808
4.125%, 5/1/24	10,000	9,371
Aviation Capital Group LLC
4.875%, 10/1/25§	600,000	525,000
3.500%, 11/1/27§	700,000	568,250
GATX Corp.
3.250%, 9/15/26	50,000	51,424
Mitsubishi Corp.
2.625%, 7/14/22 (m)	500,000	514,748
United Rentals North America, Inc.
3.875%, 11/15/27	120,000	119,700

		2,636,573

Total Industrials		23,654,842

Information Technology (2.9%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.850%, 9/20/21	100,000	101,643
2.500%, 9/20/26	50,000	55,175
Juniper Networks, Inc.
4.500%, 3/15/24	23,000	25,560
Motorola Solutions, Inc.
4.600%, 2/23/28	52,000	59,073
4.600%, 5/23/29	342,000	395,926
5.500%, 9/1/44	103,000	116,593

		753,970

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	52,436

See Notes to Financial Statements.

1416

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Arrow Electronics, Inc.
3.500%, 4/1/22	$500,000	$513,102
3.250%, 9/8/24	50,000	52,575
Corning, Inc.
3.700%, 11/15/23	10,000	10,644
4.375%, 11/15/57	27,000	31,107
Jabil, Inc.
3.950%, 1/12/28	100,000	107,636
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	88,024
Tyco Electronics Group SA
3.450%, 8/1/24	20,000	21,706
3.125%, 8/15/27	17,000	18,530

		895,760

IT Services (0.6%)
DXC Technology Co.
4.000%, 4/15/23	85,000	88,916
4.125%, 4/15/25	20,000	21,234
Fidelity National Information Services, Inc.
3.000%, 8/15/26	138,000	152,179
3.750%, 5/21/29	5,000	5,881
Fiserv, Inc.
4.750%, 6/15/21	10,000	10,397
3.800%, 10/1/23	25,000	27,341
2.750%, 7/1/24	100,000	106,557
3.200%, 7/1/26	374,000	412,410
2.250%, 6/1/27	700,000	734,720
4.200%, 10/1/28	50,000	58,794
3.500%, 7/1/29	340,000	382,340
Global Payments, Inc.
3.800%, 4/1/21	74,000	75,355
3.750%, 6/1/23	40,000	43,389
4.000%, 6/1/23	50,000	54,113
4.800%, 4/1/26	99,000	115,851
3.200%, 8/15/29	100,000	107,134
2.900%, 5/15/30	100,000	104,530
IBM Credit LLC
3.000%, 2/6/23	100,000	106,017
International Business Machines Corp.
2.500%, 1/27/22	100,000	103,113
1.875%, 8/1/22	91,000	93,481
3.000%, 5/15/24	100,000	108,218
3.450%, 2/19/26	100,000	112,920
3.300%, 5/15/26	397,000	446,434
1.700%, 5/15/27	160,000	163,339
3.500%, 5/15/29	200,000	229,914
1.950%, 5/15/30	400,000	408,976
2.850%, 5/15/40	135,000	140,641
Mastercard, Inc.
2.000%, 3/3/25	50,000	52,861
2.950%, 11/21/26	50,000	55,959
2.950%, 6/1/29	129,000	144,079
3.350%, 3/26/30	162,000	187,005
PayPal Holdings, Inc.
2.400%, 10/1/24	27,000	28,629
1.650%, 6/1/25	142,000	146,366
2.650%, 10/1/26	617,000	669,252
Visa, Inc.
3.150%, 12/14/25	100,000	110,982
1.900%, 4/15/27	185,000	193,386
2.050%, 4/15/30	65,000	67,787
4.150%, 12/14/35	13,000	16,586
2.700%, 4/15/40	43,000	45,943
Western Union Co. (The)
4.250%, 6/9/23(x)	25,000	26,893

		6,159,922

Semiconductors & Semiconductor Equipment (1.1%)
Analog Devices, Inc.
2.950%, 4/1/25	273,000	296,250
3.500%, 12/5/26	15,000	16,899
Applied Materials, Inc.
1.750%, 6/1/30	77,000	78,798
5.100%, 10/1/35	14,000	19,406
2.750%, 6/1/50	91,000	92,137
Broadcom Corp.
3.875%, 1/15/27	1,075,000	1,157,363
Broadcom, Inc.
2.250%, 11/15/23§	226,000	231,806
3.625%, 10/15/24§	142,000	152,070
4.700%, 4/15/25§	328,000	369,631
3.150%, 11/15/25§	40,000	42,581
4.250%, 4/15/26§	225,000	250,386
3.459%, 9/15/26§	135,000	144,846
4.110%, 9/15/28§	775,000	849,788
4.750%, 4/15/29§	100,000	113,325
Intel Corp.
2.350%, 5/11/22 (x)	100,000	103,418
2.700%, 12/15/22	45,000	47,647
3.700%, 7/29/25	100,000	113,537
2.450%, 11/15/29	20,000	21,482
4.900%, 7/29/45	21,000	28,953
3.734%, 12/8/47	41,000	49,535
4.750%, 3/25/50	129,000	180,239
KLA Corp.
4.650%, 11/1/24	50,000	57,464
4.100%, 3/15/29	329,000	389,653
5.000%, 3/15/49	72,000	92,848
3.300%, 3/1/50	127,000	130,437
Lam Research Corp.
3.750%, 3/15/26	544,000	623,521
4.000%, 3/15/29	30,000	35,582
1.900%, 6/15/30	20,000	20,390
4.875%, 3/15/49	66,000	90,011
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	27,176
Microchip Technology, Inc.
3.922%, 6/1/21	600,000	611,425
Micron Technology, Inc.
2.497%, 4/24/23	200,000	207,909
4.640%, 2/6/24	10,000	11,002
4.975%, 2/6/26	500,000	573,892
4.185%, 2/15/27	25,000	28,044
NVIDIA Corp.
3.200%, 9/16/26	240,000	272,641
2.850%, 4/1/30	140,000	155,397
3.500%, 4/1/50	219,000	249,322
NXP BV
4.125%, 6/1/21§	510,000	522,903
4.625%, 6/15/22§	700,000	745,681
4.625%, 6/1/23§	200,000	218,814
3.875%, 6/18/26§	100,000	111,517
3.150%, 5/1/27§	38,000	40,274

See Notes to Financial Statements.

1417

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
5.550%, 12/1/28§	$35,000	$42,536
4.300%, 6/18/29§	45,000	51,072
QUALCOMM, Inc.
2.600%, 1/30/23	50,000	52,454
3.250%, 5/20/27 (x)	75,000	84,774
2.150%, 5/20/30	100,000	104,256
4.800%, 5/20/45	175,000	228,851
Texas Instruments, Inc.
1.375%, 3/12/25	15,000	15,417
2.250%, 9/4/29	30,000	31,902
1.750%, 5/4/30	59,000	59,721
Xilinx, Inc.
2.950%, 6/1/24 (x)	50,000	54,021

		10,301,004

Software (0.4%)
Adobe, Inc.
1.900%, 2/1/25	30,000	31,555
Autodesk, Inc.
3.600%, 12/15/22	36,000	37,999
3.500%, 6/15/27	324,000	364,489
Microsoft Corp.
1.550%, 8/8/21	75,000	76,030
2.375%, 2/12/22	75,000	77,450
2.375%, 5/1/23	102,000	107,692
2.700%, 2/12/25	75,000	81,472
2.400%, 8/8/26	100,000	109,164
3.300%, 2/6/27	100,000	114,018
3.500%, 2/12/35	84,000	101,649
4.200%, 11/3/35	29,000	38,009
3.450%, 8/8/36	96,000	115,667
2.525%, 6/1/50	91,000	94,884
4.000%, 2/12/55	71,000	91,153
Oracle Corp.
1.900%, 9/15/21	170,000	172,872
2.500%, 10/15/22	73,000	76,163
2.625%, 2/15/23	70,000	73,621
3.400%, 7/8/24	75,000	82,165
2.950%, 11/15/24	125,000	135,831
2.500%, 4/1/25	200,000	214,205
2.950%, 5/15/25	100,000	109,294
2.650%, 7/15/26	45,000	48,673
3.900%, 5/15/35	190,000	227,933
3.850%, 7/15/36	40,000	46,867
3.800%, 11/15/37	6,000	6,933
3.600%, 4/1/40	208,000	234,797
5.375%, 7/15/40	21,000	28,934
4.000%, 7/15/46	48,000	56,247
3.600%, 4/1/50	322,000	358,186
VMware, Inc.
4.650%, 5/15/27	500,000	548,389
3.900%, 8/21/27	100,000	105,610

		3,967,951

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
2.150%, 2/9/22	100,000	102,849
2.400%, 5/3/23	136,000	143,761
0.750%, 5/11/23	115,000	116,134
2.850%, 5/11/24	200,000	216,076
1.125%, 5/11/25	100,000	101,994
3.200%, 5/13/25	232,000	258,513
3.250%, 2/23/26	110,000	123,232
3.350%, 2/9/27	50,000	56,475
2.900%, 9/12/27	150,000	167,721
1.650%, 5/11/30	90,000	91,953
3.850%, 5/4/43	162,000	199,445
4.250%, 2/9/47	60,000	78,032
3.750%, 9/12/47	19,000	23,115
3.750%, 11/13/47	21,000	25,680
Dell International LLC
4.420%, 6/15/21§	500,000	513,743
5.450%, 6/15/23§	660,000	721,916
6.020%, 6/15/26§	419,000	478,654
4.900%, 10/1/26§	6,000	6,640
6.100%, 7/15/27§	40,000	46,232
5.300%, 10/1/29§	200,000	219,400
8.100%, 7/15/36§	67,000	86,765
Hewlett Packard Enterprise Co.
4.400%, 10/15/22 (e)	719,000	772,596
4.650%, 10/1/24	504,000	563,722
4.900%, 10/15/25 (e)	50,000	57,720
HP, Inc. 2.200%, 6/17/25	100,000	103,237
6.000%, 9/15/41	20,000	23,524

		5,299,129

Total Information Technology		27,377,736

Materials (0.4%)
Chemicals (0.3%)
Albemarle Corp.
4.150%, 12/1/24	100,000	106,147
Celanese US Holdings LLC
4.625%, 11/15/22	10,000	10,644
Dow Chemical Co. (The)
9.000%, 4/1/21	55,000	58,069
3.500%, 10/1/24	75,000	80,856
4.550%, 11/30/25	52,000	59,228
3.625%, 5/15/26	395,000	430,478
4.375%, 11/15/42	20,000	22,073
DuPont de Nemours, Inc.
2.169%, 5/1/23	60,000	61,170
4.205%, 11/15/23	100,000	109,462
4.493%, 11/15/25	174,000	199,898
Eastman Chemical Co.
3.600%, 8/15/22	45,000	46,920
Ecolab, Inc.
4.350%, 12/8/21	36,000	37,984
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	500,000	502,182
LYB International Finance BV
4.000%, 7/15/23	36,000	38,690
LYB International Finance II BV
3.500%, 3/2/27	100,000	108,699
LYB International Finance III LLC
4.200%, 5/1/50	50,000	53,762
Mosaic Co. (The)
3.250%, 11/15/22	50,000	51,179
Nutrien Ltd.
3.150%, 10/1/22	36,000	37,749
PPG Industries, Inc.
2.800%, 8/15/29	100,000	106,341

See Notes to Financial Statements.

1418

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Praxair, Inc.
2.700%, 2/21/23		$36,000	$37,649
RPM International, Inc.
4.550%, 3/1/29		25,000	28,019
4.250%, 1/15/48		6,000	6,048
Sherwin-Williams Co. (The)
3.450%, 6/1/27		75,000	83,683
2.950%, 8/15/29		80,000	85,929
4.000%, 12/15/42		25,000	26,932
Syngenta Finance NV
4.441%, 4/24/23§		400,000	418,032
Westlake Chemical Corp.
3.375%, 6/15/30		30,000	30,444

			2,838,267

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
Series CB 2.500%, 3/15/30		35,000	35,041

Containers & Packaging (0.0%)
International Paper Co.
5.000%, 9/15/35		40,000	49,731
6.000%, 11/15/41		26,000	34,136
4.800%, 6/15/44		4,000	4,750
Packaging Corp. of America
3.400%, 12/15/27		35,000	38,804
WRKCo., Inc.
4.000%, 3/15/28		50,000	55,438

			182,859

Metals & Mining (0.0%)
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		27,000	27,920
Newmont Corp.
2.800%, 10/1/29		19,000	19,995
2.250%, 10/1/30		30,000	30,265
Nucor Corp.
3.950%, 5/1/28		90,000	103,195
Reliance Steel & Aluminum Co.
4.500%, 4/15/23		36,000	38,670
Steel Dynamics, Inc.
5.500%, 10/1/24		93,000	95,586
2.800%, 12/15/24		50,000	52,158
2.400%, 6/15/25		15,000	15,398
Teck Resources Ltd.
6.000%, 8/15/40		3,000	3,158

			386,345

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27		25,000	26,938
Georgia-Pacific LLC
5.400%, 11/1/20§		140,000	142,229
3.734%, 7/15/23§		189,000	204,082
1.750%, 9/30/25§		32,000	32,839
7.375%, 12/1/25		112,000	142,827
7.750%, 11/15/29		20,000	29,454
8.875%, 5/15/31		21,000	33,800

			612,169

Total Materials			4,054,681

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25		525,000	584,210
3.800%, 4/15/26		50,000	56,154
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27		50,000	51,344
American Tower Corp. (REIT)
2.250%, 1/15/22		50,000	51,211
3.000%, 6/15/23 (x)		50,000	53,300
5.000%, 2/15/24		50,000	56,863
3.375%, 5/15/24		700,000	760,765
2.400%, 3/15/25		700,000	735,637
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23		50,000	54,898
3.300%, 6/1/29		15,000	16,934
2.300%, 3/1/30		700,000	735,106
Boston Properties LP (REIT)
3.200%, 1/15/25		100,000	107,168
2.750%, 10/1/26		50,000	53,240
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23		500,000	514,844
3.950%, 11/15/27		25,000	25,776
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23		500,000	510,005
3.850%, 2/1/25		100,000	103,841
3.900%, 3/15/27		500,000	507,888
Camden Property Trust (REIT)
4.100%, 10/15/28		10,000	11,780
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23		149,000	160,743
Corporate Office Properties LP (REIT)
5.000%, 7/1/25		100,000	106,318
Crown Castle International Corp. (REIT)
5.250%, 1/15/23		400,000	444,433
3.150%, 7/15/23		50,000	53,290
1.350%, 7/15/25		10,000	10,073
3.700%, 6/15/26		500,000	555,981
3.650%, 9/1/27		50,000	55,772
CyrusOne LP (REIT)
1.450%, 1/22/27	EUR	500,000	538,751
Digital Realty Trust LP (REIT)
3.625%, 10/1/22		$27,000	28,319
Duke Realty LP (REIT)
3.250%, 6/30/26		30,000	32,841
EPR Properties (REIT)
4.500%, 4/1/25		500,000	473,649
Equinix, Inc. (REIT)
5.875%, 1/15/26		30,000	31,538
5.375%, 5/15/27		20,000	21,820
1.800%, 7/15/27		20,000	19,989
3.200%, 11/18/29		25,000	27,189
ERP Operating LP (REIT)
3.000%, 4/15/23		75,000	78,857
Essex Portfolio LP (REIT)
3.875%, 5/1/24		25,000	27,240
4.000%, 3/1/29		25,000	29,053
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24		50,000	53,339
GLP Capital LP (REIT)
5.375%, 11/1/23		10,000	10,663

See Notes to Financial Statements.

1419

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
3.350%, 9/1/24		$100,000	$100,668
5.250%, 6/1/25		410,000	445,834
5.375%, 4/15/26 (x)		15,000	16,370
5.750%, 6/1/28		10,000	11,025
Healthpeak Properties, Inc. (REIT)
3.150%, 8/1/22		36,000	36,003
4.250%, 11/15/23		2,000	2,180
Host Hotels & Resorts LP (REIT)
Series C 4.750%, 3/1/23		36,000	37,725
Kilroy Realty LP (REIT)
3.450%, 12/15/24		25,000	25,700
4.375%, 10/1/25		1,000,000	1,059,618
Life Storage LP (REIT)
3.875%, 12/15/27		25,000	27,249
Mid-America Apartments LP (REIT)
3.950%, 3/15/29		50,000	57,358
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		700,000	665,287
Office Properties Income Trust (REIT)
4.500%, 2/1/25		100,000	97,478
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		400,000	414,818
4.500%, 1/15/25		500,000	519,912
Prologis LP (REIT)
4.250%, 8/15/23		50,000	55,318
Public Storage (REIT)
3.094%, 9/15/27		600,000	671,607
3.385%, 5/1/29		15,000	17,328
Realty Income Corp. (REIT)
3.250%, 10/15/22		100,000	105,065
Regency Centers LP (REIT)
2.950%, 9/15/29		25,000	25,365
Sabra Health Care LP (REIT)
4.800%, 6/1/24		500,000	500,000
3.900%, 10/15/29		25,000	22,875
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§		700,000	768,893
Service Properties Trust (REIT)
4.750%, 10/1/26		500,000	440,935
Simon Property Group LP (REIT)
2.350%, 1/30/22		50,000	51,003
3.300%, 1/15/26		75,000	80,198
3.375%, 6/15/27		75,000	79,292
2.450%, 9/13/29		600,000	590,790
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	24,785
Spirit Realty LP (REIT)
3.200%, 1/15/27		300,000	287,013
3.400%, 1/15/30		200,000	184,970
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	109,359
Unibail-Rodamco-Westfield SE (REIT)
1.000%, 3/14/25 (m)	EUR	500,000	555,806
Ventas Realty LP (REIT)
3.250%, 8/15/22		$36,000	36,849
3.500%, 4/15/24		25,000	25,953
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24		10,000	10,707
4.625%, 11/1/25		500,000	538,680
4.875%, 6/1/26		10,000	10,930
Washington REIT (REIT)
3.950%, 10/15/22		36,000	36,766
Welltower, Inc. (REIT)
3.625%, 3/15/24		20,000	21,319
4.000%, 6/1/25		100,000	110,885
2.750%, 1/15/31		600,000	599,162
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23		50,000	55,625
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	52,016

			17,337,541

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24 (m)	EUR	400,000	449,821
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§		$500,000	512,406

			962,227

Total Real Estate			18,299,768

Utilities (2.4%)
Electric Utilities (2.1%)
AEP Texas, Inc.
3.950%, 6/1/28		145,000	165,462
Series G 4.150%, 5/1/49		11,000	13,167
Series H 3.450%, 1/15/50		36,000	38,426
AEP Transmission Co. LLC
4.000%, 12/1/46		29,000	35,404
3.750%, 12/1/47		10,000	11,683
4.250%, 9/15/48		31,000	39,162
3.800%, 6/15/49		80,000	94,913
3.150%, 9/15/49		40,000	42,203
Series M 3.650%, 4/1/50		15,000	17,297
Alabama Power Co.
6.000%, 3/1/39		3,000	4,333
3.750%, 3/1/45		84,000	94,922
3.450%, 10/1/49		13,000	14,376
Series 13-A 3.550%, 12/1/23 (x)		15,000	16,390
Series A 4. 300%, 7/15/48		90,000	113,463
Series B 3.700%, 12/1/47		32,000	37,016
American Electric Power Co., Inc.
3.200%, 11/13/27		25,000	27,581
2.300%, 3/1/30		25,000	25,475
Series I 3.650%, 12/1/21		15,000	15,631
Avangrid, Inc.
3.150%, 12/1/24		25,000	27,116
3.200%, 4/15/25		200,000	217,022
3.800%, 6/1/29		700,000	806,813
Baltimore Gas and Electric Co.
3.500%, 8/15/46		82,000	90,647
3.750%, 8/15/47		33,000	38,039
3.200%, 9/15/49		68,000	71,998
2.900%, 6/15/50		56,000	57,255

See Notes to Financial Statements.

1420

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48	$30,000	$36,742
Commonwealth Edison Co.
3.700%, 8/15/28	124,000	144,450
Dayton Power & Light Co. (The)
3.950%, 6/15/49	84,000	88,741
DTE Electric Co.
2.650%, 6/15/22	45,000	46,714
3.950%, 3/1/49	10,000	12,189
2.950%, 3/1/50	51,000	52,145
Series A 4.050%, 5/15/48	90,000	111,266
Duke Energy Carolinas LLC
2.500%, 3/15/23	50,000	52,469
3.950%, 11/15/28	21,000	25,065
2.450%, 8/15/29	118,000	127,081
2.450%, 2/1/30	1,346,000	1,448,230
4.000%, 9/30/42	20,000	24,822
3.750%, 6/1/45	24,000	28,260
3.875%, 3/15/46	41,000	49,715
3.700%, 12/1/47	40,000	47,453
Duke Energy Corp.
3.050%, 8/15/22	400,000	419,281
3.750%, 4/15/24	300,000	328,592
2.650%, 9/1/26	75,000	81,549
3.400%, 6/15/29	30,000	33,636
Duke Energy Florida LLC
3.800%, 7/15/28	45,000	52,162
2.500%, 12/1/29	230,000	248,398
1.750%, 6/15/30	272,000	274,254
3.400%, 10/1/46	30,000	33,211
4.200%, 7/15/48	40,000	50,737
Duke Energy Ohio, Inc.
3.650%, 2/1/29	186,000	214,971
2.125%, 6/1/30	85,000	87,873
Duke Energy Progress LLC
3.000%, 9/15/21	25,000	25,726
3.250%, 8/15/25	50,000	55,741
3.700%, 9/1/28	145,000	169,399
3.450%, 3/15/29	286,000	330,782
4.100%, 5/15/42	10,000	12,170
4.100%, 3/15/43	35,000	42,341
4.200%, 8/15/45	49,000	60,707
Edison International
2.400%, 9/15/22	11,000	11,136
3.125%, 11/15/22	7,000	7,207
3.550%, 11/15/24	541,000	570,865
Electricite de France SA
2.350%, 10/13/20§	500,000	501,939
Emera US Finance LP
3.550%, 6/15/26	50,000	56,203
Enel Finance International NV
4.250%, 9/14/23§	500,000	545,116
Entergy Arkansas LLC
3.750%, 2/15/21	870,000	880,913
Entergy Corp.
2.950%, 9/1/26	2,000	2,200
Entergy Louisiana LLC
5.400%, 11/1/24	20,000	23,667
4.200%, 9/1/48	112,000	143,173
Evergy, Inc.
2.450%, 9/15/24	35,000	36,987
Eversource Energy
Series M 3.300%, 1/15/28	150,000	164,989
Exelon Corp.
3.950%, 6/15/25	75,000	84,438
4.050%, 4/15/30	200,000	230,469
5.625%, 6/15/35	11,000	14,315
FirstEnergy Corp.
2.050%, 3/1/25	22,000	22,699
2.650%, 3/1/30	25,000	26,126
Series B 4.250%, 3/15/23	15,000	16,207
3.900%, 7/15/27	100,000	113,976
Series C 3.400%, 3/1/50	68,000	71,506
FirstEnergy Transmission LLC
4.350%, 1/15/25§	231,000	261,969
4.550%, 4/1/49§	147,000	175,727
Florida Power & Light Co.
3.250%, 6/1/24	41,000	44,773
4.050%, 10/1/44	29,000	37,135
3.700%, 12/1/47	115,000	138,422
3.150%, 10/1/49	165,000	185,968
Fortis, Inc.
3.055%, 10/4/26	75,000	81,159
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	28,504
ITC Holdings Corp.
3.350%, 11/15/27	25,000	27,879
MidAmerican Energy Co.
3.650%, 4/15/29	360,000	428,641
3.650%, 8/1/48	54,000	64,170
4.250%, 7/15/49	44,000	57,141
3.150%, 4/15/50	50,000	56,717
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	2,000	2,303
NextEra Energy Capital Holdings, Inc.
2.403%, 9/1/21	50,000	51,054
2.900%, 4/1/22	600,000	623,594
1.950%, 9/1/22	700,000	718,253
2.800%, 1/15/23	75,000	79,041
3.625%, 6/15/23	50,000	54,062
2.750%, 5/1/25	250,000	270,296
3.550%, 5/1/27	25,000	28,169
2.750%, 11/1/29	600,000	646,500
Northern States Power Co.
3.400%, 8/15/42	50,000	56,877
4.000%, 8/15/45	32,000	40,157
2.900%, 3/1/50	54,000	59,429
2.600%, 6/1/51	13,000	13,223
NSTAR Electric Co.
2.375%, 10/15/22	45,000	46,641
3.200%, 5/15/27	18,000	20,225
3.250%, 5/15/29	10,000	11,322
3.950%, 4/1/30	23,000	27,816
Ohio Power Co.
4.000%, 6/1/49	62,000	75,013
Series G 6.600%, 2/15/33	50,000	70,919
Oklahoma Gas & Electric Co.
3.250%, 4/1/30	200,000	220,322

See Notes to Financial Statements.

1421

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	$187,000	$219,532
3.800%, 6/1/49	39,000	47,571
3.100%, 9/15/49	62,000	67,779
Pacific Gas and Electric Co.
3.500%, 6/15/25 (h)	600,000	659,250
PECO Energy Co.
1.700%, 9/15/21	100,000	101,469
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	54,487
4.125%, 4/15/30	200,000	227,780
Public Service Electric and Gas Co.
2.375%, 5/15/23	10,000	10,436
3.050%, 11/15/24	50,000	54,222
3.000%, 5/15/25	4,000	4,388
3.650%, 9/1/28	90,000	103,655
3.200%, 5/15/29	107,000	121,652
Southern California Edison Co.
1.845%, 2/1/22	32,857	33,078
2.850%, 8/1/29	40,000	42,461
2.250%, 6/1/30	20,000	20,263
4.000%, 4/1/47	87,000	98,597
Series A 2.900%, 3/1/21	25,000	25,419
4.200%, 3/1/29	53,000	61,039
Series C 3.500%, 10/1/23	50,000	53,479
3.600%, 2/1/45	12,000	13,157
Series D 3.400%, 6/1/23	25,000	26,635
Series E 3.700%, 8/1/25	215,000	237,517
Southern Co. (The)
2.350%, 7/1/21	650,000	661,236
2.950%, 7/1/23	25,000	26,517
3.250%, 7/1/26	100,000	111,111
Tampa Electric Co.
4.300%, 6/15/48	15,000	18,903
4.450%, 6/15/49	59,000	76,832
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	327,000	367,279
Union Electric Co.
2.950%, 3/15/30	250,000	278,503
Virginia Electric & Power Co.
4.450%, 2/15/44	20,000	25,037
4.600%, 12/1/48	5,000	6,626
Virginia Electric and Power Co.
3.300%, 12/1/49	48,000	53,403
Series A 3.500%, 3/15/27	38,000	43,164
Series B 4.200%, 5/15/45	59,000	73,724
Series C 2.750%, 3/15/23	186,000	195,146
4.000%, 11/15/46	5,000	6,009
Vistra Operations Co. LLC
3.550%, 7/15/24§	35,000	35,962
4.300%, 7/15/29§	193,000	202,573
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	46,198
Wisconsin Power and Light Co.
3.050%, 10/15/27	75,000	80,990
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	113,056

		19,866,353

Gas Utilities (0.1%)
Atmos Energy Corp.
3.375%, 9/15/49	35,000	39,070
CenterPoint Energy Resources Corp.
3.550%, 4/1/23	500,000	533,841
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	100,000	110,070
4.800%, 11/1/43	25,000	29,445
4.600%, 12/15/44	12,000	13,897
National Fuel Gas Co.
3.950%, 9/15/27	50,000	47,781
Piedmont Natural Gas Co., Inc.
3.640%, 11/1/46	9,000	10,008
Southern California Gas Co.
Series XX 2.550%, 2/1/30	200,000	215,852

		999,964

Multi-Utilities (0.2%)
Ameren Illinois Co.
3.800%, 5/15/28	94,000	109,142
3.700%, 12/1/47	9,000	10,430
3.250%, 3/15/50	70,000	77,221
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	50,000	54,816
CenterPoint Energy, Inc.
2.500%, 9/1/24	25,000	26,340
Consolidated Edison Co. of New York, Inc.
Series B 3.125%, 11/15/27	25,000	27,820
Consumers Energy Co.
3.375%, 8/15/23	87,000	93,904
3.800%, 11/15/28	3,000	3,569
3.250%, 8/15/46	62,000	69,857
4.050%, 5/15/48	40,000	50,437
3.750%, 2/15/50	59,000	71,575
3.100%, 8/15/50	80,000	87,436
3.500%, 8/1/51	99,000	116,488
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54 (k)	50,000	50,500
Series B 2.750%, 9/15/22	45,000	46,586
DTE Energy Co.
Series C 2.529%, 10/1/24(e)	20,000	21,068
Series D 3.700%, 8/1/23	25,000	27,047
NiSource, Inc. 2.650%, 11/17/22	20,000	20,885
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 0.763%, 3/15/21 (k)	600,000	600,726
2.875%, 10/1/22	32,000	33,313
2.900%, 2/1/23	100,000	104,792

See Notes to Financial Statements.

1422

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Southern Co. Gas Capital Corp.
3.500%, 9/15/21		$45,000	$46,219

			1,750,171

Water Utilities (0.0%)
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	209,331

Total Utilities			22,825,819

Total Corporate Bonds			290,779,523

Foreign Government Securities (2.2%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 29.794%, 4/3/22 (k)(r)	ARS	100,000	690
Bonos de la Tesoreria
6.150%, 8/12/32 (m)	PEN	2,700,000	868,804
Canada Government Bond
2.000%, 11/15/22		$100,000	104,131
1.625%, 1/22/25		100,000	105,539
1.250%, 3/1/25	CAD	1,625,000	1,246,956
0.500%, 9/1/25		1,450,000	1,075,186
Export Development Canada
2.750%, 3/15/23		$50,000	53,284
Export-Import Bank of Korea
2.750%, 1/25/22		100,000	103,062
Hungary Government Bond
5.750%, 11/22/23		200,000	227,313
5.375%, 3/25/24		160,000	181,600
Italian Republic Government Bond
2.375%, 10/17/24		200,000	202,350
Japan Bank for International Cooperation
2.375%, 11/16/22		200,000	208,924
2.375%, 4/20/26		200,000	217,835
2.250%, 11/4/26		50,000	54,270
3.500%, 10/31/28		200,000	239,649
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	664,574
Kingdom of Saudi Arabia
2.900%, 10/22/25§		200,000	212,000
Mex Bonos Desarr Fix Rt
8.000%, 9/5/24	MXN	1,045,000	50,907
10.000%, 12/5/24		17,623,000	922,956
Series M 7.750%, 11/23/34		510,000	25,233
Oriental Republic of Uruguay
4.375%, 10/27/27		$162,625	186,104
5.100%, 6/18/50		40,000	51,575
Perusahaan Penerbit SBSN Indonesia III
2.800%, 6/23/30§		200,000	199,500
Province of Alberta
2.200%, 7/26/22		100,000	103,653
3.350%, 11/1/23		150,000	163,456
Province of British Columbia
2.000%, 10/23/22		50,000	51,942
1.750%, 9/27/24		15,000	15,756
Province of New Brunswick
2.500%, 12/12/22		25,000	26,168
Province of Ontario
2.450%, 6/29/22		45,000	46,835
2.200%, 10/3/22		100,000	104,013
3.400%, 10/17/23		200,000	218,835
3.200%, 5/16/24		162,000	178,204
Province of Quebec
2.625%, 2/13/23		102,000	107,906
1.500%, 2/11/25		300,000	312,037
2.500%, 4/20/26		50,000	54,783
2.750%, 4/12/27		50,000	56,469
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 29.222%, 4/12/25 (k)(m)(r)	ARS	310,000	1,905
Republic of Chile
3.125%, 1/21/26		$100,000	109,625
Republic of Colombia
4.000%, 2/26/24		200,000	210,750
3.875%, 4/25/27		790,000	837,153
4.500%, 3/15/29		270,000	295,481
Republic of Indonesia
4.450%, 2/11/24		200,000	216,750
6.500%, 6/15/25	IDR	710,000,000	49,578
7.000%, 5/15/27		565,000,000	39,611
2.850%, 2/14/30		$400,000	407,500
7.000%, 9/15/30	IDR	251,000,000	17,246
7.500%, 6/15/35		1,042,000,000	72,205
8.375%, 4/15/39		1,450,000,000	106,581
Republic of Panama
4.000%, 9/22/24		$200,000	217,875
3.875%, 3/17/28		400,000	449,500
Republic of Peru
4.125%, 8/25/27		258,000	296,216
Republic of Philippines
3.000%, 2/1/28		300,000	323,556
2.457%, 5/5/30		200,000	210,000
Republic of Poland
4.000%, 1/22/24		75,000	83,199
Russian Federation
8.150%, 2/3/27	RUB	3,588,000	58,088
6.000%, 10/6/27		4,010,000	57,978
6.900%, 5/23/29		13,573,000	206,392
8.500%, 9/17/31		8,305,000	141,021
State of Israel Government Bond
2.875%, 3/16/26		$200,000	218,563
State of Qatar
4.500%, 4/23/28§		500,000	589,375
3.750%, 4/16/30§		209,000	238,456
5.103%, 4/23/48§		500,000	679,844
Svensk Exportkredit AB
2.375%, 3/9/22		200,000	206,613
Titulos de Tesoreria
7.250%, 10/18/34	COP	219,100,000	60,236
Series B 6.250%, 11/26/25		78,300,000	22,483
Tokyo Metropolitan Government
2.500%, 6/8/22§		$900,000	932,058

See Notes to Financial Statements.

1423

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
U.K. Treasury Inflation Linked Bonds
0.750%, 7/22/23(m)	GBP	2,850,000	$3,619,933
United Mexican States
4.000%, 10/2/23		$150,000	159,703
4.150%, 3/28/27		396,000	424,908
3.750%, 1/11/28		200,000	208,750
3.250%, 4/16/30		200,000	198,300
4.500%, 1/31/50		200,000	206,200

Total Foreign Government Securities			20,816,131

Loan Participations (0.2%)
Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 2.058%, 10/6/23 (k)		910,000	855,400

Total Financials			855,400

Industrials (0.1%)
Building Products (0.1%)
Ply Gem, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.941%, 4/1/25 (k)		980,000	929,366

Total Industrials			929,366

Total Loan Participations			1,784,766

Mortgage-Backed Securities (22.0%)
FHLMC
3.000%, 9/1/27		20,006	21,060
3.000%, 7/1/28		10,670	11,232
2.500%, 1/1/29		30,476	32,152
3.000%, 1/1/30		23,388	24,768
2.500%, 3/1/30		20,579	21,737
2.500%, 5/1/30		56,927	59,979
3.000%, 5/1/30		48,709	51,914
3.000%, 6/1/30		93,789	99,609
2.500%, 7/1/30		22,379	23,605
3.000%, 7/1/30		48,873	51,830
2.500%, 8/1/30		70,344	74,234
3.000%, 8/1/30		14,942	15,857
2.500%, 9/1/30		87,983	92,757
3.500%, 9/1/30		40,849	43,903
2.500%, 4/1/31		76,485	80,691
3.500%, 4/1/31		3,140	3,380
4.150%, 11/1/31 (l)		1,300	1,351
5.500%, 2/1/35		8,099	9,422
4.500%, 2/1/39		18,936	21,228
4.500%, 12/1/39		8,720	9,717
4.000%, 8/1/40		10,390	11,376
4.000%, 9/1/40		21,275	23,521
3.500%, 12/1/40		38,097	41,488
4.000%, 4/1/41		470	515
4.500%, 5/1/41		50,257	55,771
5.500%, 6/1/41		32,945	38,668
5.000%, 11/1/41		85,655	97,850
3.500%, 4/1/42		65,038	71,527
3.500%, 5/1/42		1,766	1,920
3.500%, 8/1/42		86,409	94,698
3.500%, 10/1/42		17,710	19,243
3.500%, 11/1/42		44,878	48,760
3.000%, 12/1/42		97,957	106,111
3.000%, 1/1/43		49,582	53,338
3.000%, 3/1/43		50,521	54,143
3.500%, 6/1/43		28,083	31,054
3.000%, 7/1/43		250,541	271,946
3.500%, 7/1/43		8,132	9,051
4.500%, 9/1/43		61,042	66,994
4.500%, 11/1/43		14,201	15,567
4.500%, 12/1/43		56,796	62,832
3.500%, 1/1/44		14,806	16,467
4.000%, 4/1/44		40,362	44,712
3.500%, 6/1/44		10,811	11,841
4.000%, 7/1/44		15,659	17,117
3.500%, 12/1/44		221,883	241,213
3.000%, 1/1/45		3,214,075	3,411,195
3.000%, 7/1/45		1,674,483	1,772,470
3.500%, 9/1/45		5,855	6,486
4.000%, 9/1/45		42,555	46,964
4.000%, 12/1/45		18,501	20,333
3.500%, 1/1/46		38,863	42,176
3.500%, 3/1/46		27,990	30,359
3.500%, 5/1/46		34,206	37,101
4.000%, 7/1/46		41,138	44,878
4.000%, 8/1/46		20,869	22,766
4.000%, 9/1/46		3,170	3,459
4.000%, 10/1/46		6,824	7,438
3.000%, 12/1/46		300,809	325,768
4.000%, 2/1/47		139,549	152,103
3.500%, 3/1/47		81,343	87,426
4.500%, 4/1/47		133,018	146,342
4.500%, 5/1/47		50,448	56,061
3.500%, 7/1/47		14,341	15,774
4.500%, 7/1/47		193,038	213,539
3.500%, 10/1/47		73,294	81,008
3.500%, 12/1/47		69,532	76,850
3.500%, 1/1/48		24,708	27,120
4.500%, 7/1/48		392,968	436,695
4.500%, 8/1/48		804,537	894,281
4.500%, 4/1/49		105,653	115,788
FHLMC UMBS
2.500%, 2/1/35		2,748,871	2,878,746
4.500%, 7/1/48		43,531	46,765
3.500%, 1/1/50		69,616	74,476
FNMA
3.985%, 1/1/28 (l)		6,804	6,990
2.740%, 7/1/29		4,000,000	4,489,385
2.234%, 3/1/33 (l)		8,851	8,797
3.658%, 1/1/36 (l)		94,807	99,008
6.000%, 7/1/39		13,697	16,087
3.919%, 12/1/40 (l)		2,135	2,199
4.000%, 1/1/41		12,716	13,801
2.704%, 5/1/44(l)		2,594,461	2,685,627
3.500%, 12/1/44		1,047,947	1,104,816
3.500%, 2/1/45		2,648,332	2,779,635
3.000%, 4/1/45		2,035,196	2,135,267
3.000%, 5/1/45		2,742,453	2,877,301

See Notes to Financial Statements.

1424

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA UMBS
2.500%, 9/1/27	$24,476	$25,685
2.500%, 4/1/28	7,131	7,521
2.500%, 8/1/28	19,165	20,226
3.500%, 3/1/29	27,675	29,510
3.000%, 4/1/29	33,630	35,645
3.500%, 4/1/29	66,964	71,908
3.000%, 5/1/29	41,424	43,985
3.000%, 6/1/29	36,654	38,851
3.500%, 7/1/29	38,176	40,827
3.000%, 9/1/29	33,479	35,486
3.500%, 9/1/29	39,265	42,237
3.000%, 10/1/29	21,139	22,446
3.500%, 12/1/29	26,481	28,486
3.000%, 1/1/30	172,157	182,474
2.500%, 2/1/30	10,036	10,556
3.000%, 3/1/30	34,271	36,518
2.500%, 4/1/30	21,840	23,023
3.000%, 4/1/30	27,570	29,274
2.500%, 5/1/30	10,991	11,606
3.000%, 5/1/30	16,555	17,640
2.500%, 7/1/30	33,019	34,817
3.000%, 7/1/30	59,725	63,437
2.500%, 8/1/30	111,938	117,986
3.000%, 8/1/30	158,375	168,062
3.500%, 8/1/30	89,399	96,428
2.500%, 9/1/30	48,417	51,069
3.000%, 9/1/30	66,356	70,564
2.500%, 11/1/30	101,990	107,491
2.500%, 3/1/31	12,331	12,917
3.000%, 3/1/31	9,011	9,557
2.500%, 6/1/31	29,265	30,931
2.500%, 7/1/31	20,952	22,145
2.500%, 8/1/31	2,939	3,107
3.000%, 8/1/31	164,454	174,834
4.000%, 8/1/31	9,275	10,035
3.000%, 9/1/31	21,398	22,787
2.000%, 10/1/31	9,517	9,891
2.500%, 10/1/31	166,703	176,220
2.000%, 11/1/31	121,150	125,907
2.500%, 11/1/31	72,247	76,413
2.000%, 12/1/31	12,660	13,158
2.500%, 2/1/32	4,909	5,187
3.500%, 2/1/32	90,601	97,545
2.000%, 3/1/32	79,301	82,416
2.500%, 3/1/32	18,206	19,276
3.500%, 4/1/32	212,350	230,417
3.500%, 5/1/32	151,740	164,555
3.000%, 6/1/32	42,032	45,077
2.500%, 8/1/32	124,721	131,783
3.000%, 9/1/32	39,792	42,513
2.500%, 2/1/33	209,429	220,436
4.000%, 10/1/33	197,637	213,625
4.000%, 11/1/33	228,405	246,502
6.000%, 2/1/34	22,771	26,553
5.500%, 5/1/34	102,490	118,741
6.000%, 8/1/34	12,684	14,853
3.000%, 9/1/34	1,986,310	2,109,427
3.500%, 12/1/34	1,533,185	1,640,343
5.000%, 2/1/35	121,911	139,783
5.500%, 2/1/35	62,180	72,039
6.000%, 4/1/35	201,348	234,361
5.000%, 9/1/35	7,023	7,998
5.500%, 12/1/35	35,156	41,003
4.000%, 1/1/36	44,872	49,021
3.000%, 10/1/36	4,170	4,469
3.000%, 11/1/36	42,142	45,354
3.000%, 12/1/36	62,939	67,822
6.000%, 2/1/38	9,506	11,380
6.000%, 3/1/38	3,241	3,879
6.000%, 5/1/38	10,340	12,388
6.000%, 10/1/38	3,242	3,860
6.000%, 12/1/38	4,256	5,091
5.500%, 1/1/39	16,527	19,380
4.000%, 5/1/39	414	451
4.000%, 6/1/39	12,413	13,645
4.000%, 7/1/39	13,974	15,236
4.500%, 7/1/39	169,847	189,578
5.500%, 9/1/39	42,342	49,203
3.000%, 11/1/39	54,141	57,040
5.500%, 12/1/39	23,619	27,447
2.500%, 1/1/40	2,755,662	2,878,729
5.500%, 3/1/40	3,105	3,598
6.500%, 5/1/40	82,928	98,753
4.000%, 7/1/40	37,423	41,205
4.500%, 7/1/40	32,359	35,997
4.000%, 8/1/40	67,396	74,238
4.000%, 9/1/40	75,440	82,580
4.000%, 10/1/40	41,889	45,985
4.000%, 11/1/40	11,926	13,055
4.000%, 12/1/40	786,634	861,084
4.000%, 4/1/41	5,861	6,416
5.500%, 4/1/41	5,677	6,504
4.500%, 5/1/41	1,940	2,165
4.500%, 7/1/41	6,405	7,105
5.000%, 7/1/41	154,357	176,117
5.000%, 8/1/41	4,148	4,730
4.000%, 9/1/41	149,858	163,995
4.500%, 9/1/41	23,560	26,134
4.000%, 10/1/41	9,426	10,315
4.500%, 10/1/41	6,977	7,779
4.000%, 12/1/41	42,643	47,718
3.500%, 1/1/42	33,819	36,796
4.000%, 1/1/42	64,076	70,321
4.000%, 2/1/42	32,323	35,372
3.500%, 4/1/42	15,107	16,427
3.500%, 5/1/42	9,468	10,423
4.000%, 5/1/42	79,118	86,507
3.500%, 6/1/42	4,773	5,202
4.000%, 6/1/42	19,545	21,370
3.500%, 7/1/42	4,420	4,818
4.000%, 7/1/42	11,966	13,083
3.000%, 8/1/42	188,227	205,365
3.500%, 8/1/42	8,262	8,973
4.000%, 8/1/42	11,009	12,037
4.500%, 8/1/42	17,297	19,128
3.500%, 9/1/42	39,874	43,309
4.000%, 9/1/42	20,132	22,013
4.500%, 9/1/42	28,290	31,514
3.500%, 10/1/42	32,064	34,826
3.000%, 12/1/42	51,889	56,415
3.500%, 12/1/42	46,929	51,018
4.000%, 12/1/42	83,493	92,552
3.000%, 1/1/43	102,779	112,040

See Notes to Financial Statements.

1425

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 1/1/43	$32,844	$35,942
3.000%, 2/1/43	201,293	219,669
3.500%, 2/1/43	40,725	44,870
3.000%, 3/1/43	399,021	430,729
3.500%, 3/1/43	54,085	59,478
4.000%, 3/1/43	13,498	14,915
3.000%, 4/1/43	279,144	301,964
3.500%, 4/1/43	2,277	2,472
3.000%, 5/1/43	380,118	413,947
3.500%, 5/1/43	10,904	11,910
3.000%, 6/1/43	71,154	77,821
3.500%, 6/1/43	47,450	52,279
3.000%, 7/1/43	503,169	549,609
3.500%, 7/1/43	155,199	170,206
3.500%, 8/1/43	134,735	148,589
4.500%, 9/1/43	52,041	57,094
4.000%, 10/1/43	144,746	158,400
3.500%, 11/1/43	86,607	94,122
4.500%, 11/1/43	143,721	164,593
4.500%, 12/1/43	26,733	29,295
5.000%, 12/1/43	226,955	258,957
4.500%, 1/1/44	36,328	39,810
4.500%, 6/1/44	265,050	294,764
3.500%, 7/1/44	43,488	47,804
4.000%, 8/1/44	421,086	474,009
3.000%, 10/1/44	2,082,585	2,229,892
4.000%, 12/1/44	27,785	31,005
3.500%, 2/1/45	41,788	45,557
4.000%, 2/1/45	34,394	38,047
4.000%, 5/1/45	36,952	41,662
3.500%, 7/1/45	111,115	121,208
4.500%, 7/1/45	78,799	88,396
3.500%, 10/1/45	71,518	76,450
4.000%, 10/1/45	97,728	108,453
3.500%, 11/1/45	140,645	154,738
4.000%, 11/1/45	73,679	80,919
4.500%, 11/1/45	116,678	129,970
3.500%, 12/1/45	32,245	35,728
4.000%, 12/1/45	67,222	73,738
4.500%, 12/1/45	60,527	66,575
4.000%, 1/1/46	33,334	36,763
3.500%, 3/1/46	41,083	44,545
3.500%, 4/1/46	74,022	79,432
3.500%, 5/1/46	26,418	28,644
3.000%, 6/1/46	59,860	65,075
3.500%, 6/1/46	122,612	132,868
4.000%, 6/1/46	136,192	148,157
4.500%, 7/1/46	195,846	224,350
3.000%, 8/1/46	2,962	3,231
3.500%, 8/1/46	53,918	58,428
3.000%, 9/1/46	73,411	79,853
3.500%, 9/1/46	60,638	66,040
3.000%, 11/1/46	159,531	172,478
3.500%, 11/1/46	129,453	141,959
4.000%, 11/1/46	39,400	43,832
3.000%, 12/1/46	2,875,970	3,038,423
3.500%, 12/1/46	265,149	289,183
3.000%, 1/1/47	14,827	16,140
3.500%, 1/1/47	296,374	327,033
4.000%, 1/1/47	22,749	25,598
2.500%, 2/1/47	2,130,321	2,240,107
3.000%, 2/1/47	110,498	119,724
3.500%, 2/1/47	33,651	36,938
3.000%, 3/1/47	112,541	121,179
4.000%, 3/1/47	2,485,918	2,676,330
3.000%, 4/1/47	3,084,643	3,254,632
3.500%, 5/1/47	85,251	93,089
3.500%, 6/1/47	49,685	54,384
3.500%, 7/1/47	34,297	37,563
4.000%, 8/1/47	68,645	74,605
3.500%, 10/1/47	72,657	79,733
4.500%, 10/1/47	16,586	18,425
3.500%, 11/1/47	46,183	51,027
4.500%, 11/1/47	192,659	211,066
3.500%, 12/1/47	422,799	461,774
3.500%, 1/1/48	345,796	379,147
4.500%, 1/1/48	171,195	187,606
4.000%, 4/1/48	28,005	31,278
4.500%, 4/1/48	47,109	53,922
4.500%, 5/1/48	1,167,141	1,296,959
3.500%, 6/1/48	2,875,041	3,030,163
4.500%, 6/1/48	185,208	198,968
4.500%, 7/1/48	136,759	148,494
4.000%, 8/1/48	134,471	146,928
4.500%, 8/1/48	179,587	197,643
4.500%, 10/1/48	66,244	71,166
4.500%, 11/1/48	112,886	123,672
4.500%, 12/1/48	16,593	17,825
4.500%, 1/1/49	43,275	46,490
4.500%, 2/1/49	373,056	414,412
4.500%, 4/1/49	326,968	351,260
4.500%, 5/1/49	580,626	666,040
3.500%, 2/1/50	196,759	210,803
3.500%, 3/1/50	104,008	112,569
4.000%, 3/1/50	214,695	232,565
3.500%, 4/1/50	203,403	217,031
3.000%, 5/1/50	254,042	271,932
FNMA/FHLMC UMBS, 15 Year, Single Family
2.500%, 7/25/35 TBA	690,600	723,134
3.000%, 7/25/35 TBA	1,084,000	1,139,131
3.500%, 7/25/35 TBA	44,856	47,106
4.500%, 7/25/35 TBA	279,000	292,852
2.000%, 9/25/35 TBA	213,000	219,598
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 7/25/50 TBA	1,364,000	1,422,183
3.000%, 7/25/50 TBA	2,224,569	2,343,010
4.000%, 7/25/50 TBA	4,508,000	4,777,423
4.500%, 7/25/50 TBA	4,235,000	4,550,640
5.000%, 7/25/50 TBA	574,000	626,915
2.000%, 8/25/50 TBA	2,570,000	2,623,910
2.500%, 8/25/50 TBA	15,344,000	15,967,950
3.000%, 8/25/50 TBA	4,300,000	4,520,375
3.500%, 8/25/50 TBA	10,200,000	10,725,937
4.000%, 8/25/50 TBA	9,000,000	9,542,461
2.000%, 9/25/50 TBA	8,000,000	8,149,375
2.500%, 9/25/50 TBA	13,700,000	14,228,199
3.000%, 9/25/50 TBA	27,000,000	28,339,454
GNMA
3.250%, 7/20/27 (l)	513	524
5.500%, 4/15/33	804	918
5.000%, 12/15/38	6,134	7,030
4.000%, 4/20/39	2,663	2,931
5.000%, 7/15/39	32,937	37,452
4.000%, 7/20/39	6,272	6,905

See Notes to Financial Statements.

1426

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 10/20/39	$6,222	$7,081
4.500%, 12/20/39	2,564	2,847
4.500%, 1/20/40	3,149	3,496
4.500%, 2/20/40	2,499	2,774
4.500%, 5/20/40	221	246
4.000%, 10/20/40	34,114	37,495
4.000%, 11/20/40	103,665	113,937
5.000%, 12/15/40	21,705	24,681
4.000%, 12/20/40	41,380	45,480
4.000%, 1/20/41	35,234	38,725
4.000%, 3/15/41	25,509	28,048
4.500%, 7/20/41	14,355	15,872
3.500%, 1/15/42	20,425	22,093
4.500%, 2/15/42	191,617	214,493
5.000%, 7/20/42	15,313	17,428
3.500%, 4/15/43	33,796	36,035
3.500%, 4/20/43	67,077	72,891
3.500%, 2/20/44	237,489	256,589
5.000%, 7/20/44	2,285	2,586
4.000%, 10/20/44	1,142	1,241
3.500%, 1/20/45	917,633	962,759
3.000%, 2/15/45	48,977	52,436
3.000%, 3/20/45	433,265	463,540
3.000%, 4/20/45	1,607,130	1,719,431
3.500%, 5/20/45	56,854	61,000
3.000%, 6/20/45	275,925	295,206
3.000%, 7/15/45	512,257	545,230
4.000%, 8/20/45	737,684	798,334
3.000%, 10/20/45	66,641	71,006
3.500%, 3/20/46	1,140,528	1,220,494
3.500%, 4/20/46	1,129,971	1,209,198
3.500%, 5/20/46	55,002	58,772
3.000%, 6/20/46	117,777	125,197
3.500%, 6/20/46	694,184	741,771
3.000%, 7/20/46	184,855	196,501
3.500%, 7/20/46	243,568	260,265
3.000%, 9/20/46	443,254	470,903
3.500%, 9/20/46	806,509	861,796
3.000%, 10/20/46	13,774	14,633
3.500%, 10/20/46	80,315	87,284
3.000%, 12/20/46	41,524	44,114
4.000%, 6/20/47	132,041	141,990
4.000%, 11/20/47	154,075	165,298
4.000%, 12/20/47	74,744	80,188
4.500%, 9/20/48	48,933	52,912
4.500%, 1/20/49	42,910	45,923
5.000%, 1/20/49	20,509	22,276
4.500%, 2/20/49	39,764	42,541
5.000%, 2/20/49	853,057	926,276
4.500%, 3/20/49	405,053	433,210
4.500%, 4/20/49	2,122	2,269
5.000%, 6/20/49	796,906	863,811
5.000%, 7/20/49	226,552	245,555
5.000%, 10/20/49	1,373,753	1,483,078
5.000%, 12/20/49	219,540	238,813
4.500%, 1/20/50	97,599	104,506
4.500%, 2/20/50	219,369	235,201
4.500%, 3/20/50	99,872	107,150
4.500%, 4/20/50	233,818	251,240
4.000%, 5/20/50	48,028	51,298
2.500%, 7/15/50 TBA	961,000	1,011,602
3.000%, 7/15/50 TBA	2,054,500	2,176,406
3.500%, 7/15/50 TBA	235,000	247,980
4.000%, 7/15/50 TBA	1,586,500	1,682,062
4.500%, 7/15/50 TBA	1,000,000	1,067,969
5.000%, 7/15/50 TBA	239,000	259,315
5.500%, 7/15/50 TBA	250,000	270,664
3.500%, 8/15/50 TBA	1,434,000	1,507,731

Total Mortgage-Backed Securities		209,418,129

Municipal Bonds (1.3%)
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2010B 8.084%, 2/15/50	40,000	72,202
American Municipal Power, Inc., Revenue Bonds, Class B 7.834%, 2/15/41	20,000	32,550
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2017 7.300%, 10/1/39	25,000	41,796
Central Puget Sound Regional Transit Authority Sales Tax Improvement and Refunding Bonds, Series 2015S-1 5.000%, 11/1/50	20,000	23,333
City of Atlanta, Georgia Water and Wastewater Revenue Refunding Bonds, Series 2015 5.000%, 11/1/40	20,000	23,346
City of New York General Obligation Bonds Fiscal, Tax-Exempt Bonds, Series 2018 Subseries F-1 5.000%, 4/1/43	110,000	132,680
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	105,000	162,084
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE 5.500%, 6/15/43	180,000	184,333
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	45,000	70,631
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.718%, 2/1/41	40,000	58,137
5.808%, 2/1/41	45,000	67,427
City of Seattle, Washington Municipal Light And Power, Improvement Revenue Bonds, Series 2019A 5.000%, 4/1/45	150,000	188,785

See Notes to Financial Statements.

1427

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 4/1/48	$70,000	$87,839
Colorado Health Facilities Authority Revenue Bonds, Commonspirit Health Series 2019A-2 5.000%, 8/1/44	70,000	82,171
Commonwealth Financing Authourity PA Revenue Taxable-Series 2019A 3.807%, 6/1/41	160,000	188,027
Commonwealth Massachusetts General Obligations Bonds,Taxable Series H 2.900%, 9/1/49	25,000	27,259
Commonwealth of Massachusetts Massachusetts General Obligation Bonds Consolidated Loan of 2017, Series F 5.000%, 11/1/46	150,000	184,153
Connecticut St Taxable-Teachers Retirement-A (CT) 5.850%, 3/15/32	195,000	264,096
Connecticut State Taxable, General Obligation Bond, Series 2020A 2.547%, 7/1/28	15,000	15,802
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.600%, 8/1/42	25,000	41,233
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B 5.841%, 8/1/21	145,000	152,334
County of Los Angeles Unified School District, General Obligation Bonds 6.758%, 7/1/34	60,000	88,768
County of Miami-Dade, Florida Aviation Revenue, Series C 4.062%, 10/1/31	25,000	27,514
District of Columbia General Obligation Bonds, Series 2016A 5.000%, 6/1/41	30,000	35,830
Dutchess County Local Development Corporation Health Quest Systems, Inc. Project Revenue Bonds, Series 2016B 5.000%, 7/1/46	450,000	499,261
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637%, 4/1/57	34,000	49,446
6.655%, 4/1/57	24,000	35,173
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Series 2020A 3.056%, 7/1/39	25,000	26,668
Health and Educational Facilities Authority of The State of Missouri Taxable Educational Facilities Revenue Bonds, Series 2020A 3.229%, 5/15/50	15,000	17,090
Hospital Authority Of The City Of Dubois Hospital Revenue Bonds, Series 2018 5.000%, 7/15/43	20,000	23,206
Housing & Community Development Authority, Series A, GNMA, GNMA COLL 3.800%, 7/1/38	5,000	5,475
Idaho Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group, Series A 5.000%, 12/1/47	20,000	23,770
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2015A 5.000%, 10/1/45	40,000	45,717
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2016A 5.000%, 10/1/46	130,000	152,673
Long Island Power Authority Electric System General Revenue Bonds, Series 2017 5.000%, 9/1/47	70,000	83,574
Los Angeles Department of Water & Power System Revenue Bonds, Series 2009C 6.008%, 7/1/39	465,000	638,519
Louisiana Public Facilities Authority Revenue Bonds, Series 2018E 5.000%, 7/1/48	20,000	23,794
Maryland Health And Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000%, 8/15/27	20,000	23,126
Massachusetts Development Finance Agency 5.000%, 7/1/44	40,000	44,102
Massachusetts Development Finance Agency Revenue Bonds, Caregroup Issue, Series J-2 5.000%, 7/1/43	30,000	35,243
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Refunding Bonds, Series 2019B 2.866%, 10/15/31	90,000	95,198
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Bonds, Series 2015A 5.000%, 7/1/41	40,000	46,231

See Notes to Financial Statements.

1428

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E 6.814%, 11/15/40	$45,000	$58,681
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2016 5.000%, 11/15/28	20,000	24,166
Michigan State Housing Development Authority Rental Housing Revenue Bonds,
Series A 4.000%, 10/1/43	10,000	10,990
4.050%, 10/1/48	10,000	10,950
4.150%, 10/1/53	30,000	32,939
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series B 3.550%, 10/1/33	10,000	11,115
New Hope Cultural Education Facilities Finance Corporation Hospital Revenue Bonds, Series 2017A 5.000%, 8/15/47	20,000	23,741
New Jersey Economic Development Authority, Revenue Bonds, Series B, AGM (Zero Coupon), 2/15/22	800,000	785,912
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010C 5.754%, 12/15/28	25,000	27,234
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	56,000	94,902
New Mexico Mortgage Finance Authority Single Family Mortgage Program Bonds, Series 2019D, GNMA/FNMA/FHLMC 3.350%, 7/1/49	495,000	522,938
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	40,000	55,545
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018
Series C-1-A 3.700%, 11/1/38	20,000	21,189
4.000%, 11/1/53	50,000	53,468
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-B 3.850%, 11/1/43	50,000	53,977
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds, Series 2014 C-1-A 4.200%, 11/1/44	210,000	218,159
New York City Municipal Water Finance Authority Water and System Revenue Bonds 5.440%, 6/15/43	45,000	67,777
New York City Municipal Water Finance Authority Water and System Revenue Bonds, Series 2011EE 5.375%, 6/15/43	230,000	235,045
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Series 2014A, Subseries A-2 3.750%, 11/1/25	55,000	59,620
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Series 2019 B, Subseries B-3 3.900%, 8/1/31	70,000	80,525
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Subseries 2018C-4 3.550%, 5/1/25	75,000	84,428
New York State Dormitory Authority, St Personal Income Tax, Series 2019F 3.190%, 2/15/43	55,000	59,852
New York State Urban Development Corp., St Personal Income Tax Revenue Bonds, Series 2020B 2.227%, 3/15/33	75,000	75,658
New York State Urban Development Corporation State Sales Tax Revenue Bonds, Series 2019B 3.142%, 7/1/43	40,000	41,226
North Las Vegas, Nevada General Obligation Wastewater Reclamation System Refunding Bonds, Series 2019 5.000%, 6/1/28	140,000	176,154
Ohio State University, Jobsohio Beverage System Statewide Senior Lien Liquor Profits Taxable Revenue Refunding Bonds, Series 2020A 2.833%, 1/1/38	75,000	79,778
Oregon School Boards Association, Taxable-Pension-Series 2002B, NATL-RE 5.550%, 6/30/28	105,000	126,557

See Notes to Financial Statements.

1429

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Oregon School Boards Association, Taxable-Pension-Series 2003B, NATL-RE 5.680%, 6/30/28	$75,000	$92,077
Oregon St Taxable-Pension (OR)
5.892%, 6/1/27	115,000	143,763
Pennsylvania Turnpike Commission, Revenue Bonds, Subseries B 5.000%, 12/1/48	40,000	46,604
Port Authority Of New York And New Jersey Consolidated Bonds, One Hundred Seventy-Fourth 4.458%, 10/1/62	60,000	79,652
Regents of The University of California General Revenue Bonds 2009, Series R 5.770%, 5/15/43	215,000	320,258
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H 5.235%, 5/15/22	545,000	584,763
Rutgers The State University of New Jersey 5.665%, 5/1/40	110,000	147,283
Rutgers The State University of New Jersey General Obligation Refunding Bonds, Series 2019R 3.270%, 5/1/43	20,000	21,040
Sacramento County Sanitation Districts Financing Authority, Revenue Various Refunding Sacramento, Series B, NATL-RE (ICE LIBOR USD 3 Month + 0.53%, 12.00% Cap), 0.765%, 12/1/35 (k)	120,000	103,984
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Electric System Revenue Bonds, Series 2015A 5.000%, 12/1/45	30,000	35,072
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.918%, 4/1/40	70,000	110,549
7.043%, 4/1/50	120,000	214,989
South Carolina Public Service Authority, Revenue Obligation Bond, Series D 2.388%, 12/1/23	10,000	10,232
State of California Department of Water Resources, Revenue Bonds, Series P 2.000%, 5/1/22	75,000	76,933
State of California Federally Taxable General Obligation Bonds Various Purpose 2.650%, 4/1/26	250,000	272,647
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose 4.600%, 4/1/38	100,000	116,857
State of California, State University Systemwide Revenue Bonds Series 2020B 2.975%, 11/1/51	130,000	139,244
State of California, Various Purposes, General Obligation Bonds 7.500%, 4/1/34	60,000	97,844
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	110,000	195,876
State Of Colorado Building Excellent Schools Today Certificates Of Participation, Series 2018N 5.000%, 3/15/38	310,000	379,542
State of Illinois, General Obligation Bonds 5.100%, 6/1/33	200,000	202,890
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable Series 2020B 3.057%, 1/1/34	600,000	604,104
State of Minnesota, Series A 5.000%, 8/1/36	70,000	89,605
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H 5.389%, 3/15/40	45,000	62,842
State of Washington, Washington Various Purpose General Obligation Bonds, Series 2018C 5.000%, 2/1/39	120,000	150,056
Tennessee Housing Development Agency
3.750%, 7/1/38	10,000	10,985
3.850%, 7/1/43	10,000	10,836
3.950%, 1/1/49	10,000	10,762
Texas Transportation Commission State of Texas Highway Improvement General Obligation Refunding Bonds, Series 2020 5.000%, 4/1/32	55,000	74,371
Texas Transportation Commission State of Texas Mobility Fund General Obligation Build America Bonds Series 2009A 5.517%, 4/1/39	145,000	210,601
Triborough Bridge and Tunnel Authority General Revenue Bonds, Series 2017A 5.000%, 11/15/47	130,000	153,390

See Notes to Financial Statements.

1430

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
University of California, General Revenue Bonds, Series 2012-AD 4.858%, 5/15/2112	$45,000	$62,372
University of California, General Revenue Bonds, Series 2019-BD 3.349%, 7/1/29	210,000	240,513
Utah Transit Authority Sales Tax Revenue Taxable, Series B 5.937%, 6/15/39	90,000	128,307

Total Municipal Bonds		12,413,965

Supranational (0.8%)
African Development Bank
3.000%, 12/6/21	60,000	62,213
1.625%, 9/16/22	125,000	127,893
Asian Development Bank
2.125%, 11/24/21	50,000	51,264
2.000%, 2/16/22	100,000	102,740
1.875%, 2/18/22	100,000	102,546
1.875%, 7/19/22	250,000	257,957
1.750%, 9/13/22	150,000	154,668
2.750%, 3/17/23	85,000	90,475
2.625%, 1/12/27	50,000	56,261
1.875%, 1/24/30	200,000	218,046
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	100,000	99,124
Corp. Andina de Fomento 2.375%, 5/12/23	250,000	256,405
Council of Europe Development Bank
1.750%, 9/26/22	50,000	51,569
2.500%, 2/27/24	30,000	32,236
European Bank for Reconstruction & Development
2.125%, 3/7/22	100,000	103,103
2.750%, 3/7/23	25,000	26,615
European Investment Bank
2.250%, 3/15/22	225,000	232,660
2.625%, 5/20/22	50,000	52,236
2.875%, 8/15/23	100,000	108,106
0.250%, 9/15/23	110,000	109,839
3.250%, 1/29/24	50,000	55,191
2.625%, 3/15/24	85,000	92,127
2.250%, 6/24/24	200,000	214,834
1.875%, 2/10/25	100,000	106,691
1.625%, 3/14/25	100,000	105,551
0.625%, 7/25/25 (x)	250,000	252,012
2.125%, 4/13/26	75,000	81,810
1.625%, 10/9/29	55,000	58,930
Inter-American Development Bank
1.750%, 4/14/22	100,000	102,569
1.750%, 9/14/22 (x)	100,000	103,215
2.500%, 1/18/23	100,000	105,508
3.000%, 2/21/24	75,000	82,115
2.125%, 1/15/25	100,000	107,318
1.750%, 3/14/25 (x)	300,000	316,958
0.625%, 7/15/25	1,000,000	1,005,566
2.250%, 6/18/29	50,000	55,956
International Bank for Reconstruction & Development
1.375%, 9/20/21	100,000	101,355
2.125%, 7/1/22	300,000	311,181
2.125%, 2/13/23	68,000	71,236
1.750%, 4/19/23	100,000	104,008
1.875%, 6/19/23	100,000	104,573
2.500%, 3/19/24	100,000	107,870
1.625%, 1/15/25	200,000	210,525
0.625%, 4/22/25	250,000	251,764
2.500%, 7/29/25	75,000	82,487
3.125%, 11/20/25	25,000	28,430
1.875%, 10/27/26	150,000	161,194
International Finance Corp.
1.125%, 7/20/21	100,000	100,791
2.875%, 7/31/23	30,000	32,317
1.375%, 10/16/24	90,000	93,620
Nordic Investment Bank
0.375%, 5/19/23	200,000	200,191

Total Supranational		7,103,849

U.S. Government Agency Securities (0.7%)
FFCB
0.590%, 3/25/24	1,000,000	999,310
FHLB
1.875%, 7/7/21	45,000	45,756
1.625%, 12/20/21	1,000,000	1,020,711
2.500%, 2/13/24	200,000	215,854
2.875%, 9/13/24	75,000	82,782
3.250%, 11/16/28 (x)	250,000	297,234
FHLMC
2.375%, 1/13/22	300,000	309,970
0.900%, 5/28/25	500,000	500,268
FNMA
2.000%, 1/5/22	200,000	205,402
2.250%, 4/12/22	500,000	518,273
1.375%, 9/6/22	100,000	102,463
0.250%, 5/22/23	500,000	499,263
1.750%, 7/2/24	100,000	105,599
2.625%, 9/6/24	332,000	363,180
0.625%, 4/22/25	430,000	433,176
0.500%, 6/17/25	250,000	250,149
2.125%, 4/24/26	110,000	119,825
1.875%, 9/24/26	100,000	107,647
Iraq Government AID Bonds
2.149%, 1/18/22	200,000	205,027
Tennessee Valley Authority
3.875%, 2/15/21	91,000	93,060
2.875%, 9/15/24	50,000	54,989
0.750%, 5/15/25	335,000	339,002

Total U.S. Government Agency Securities		6,868,940

U.S. Treasury Obligations (22.5%)
U.S. Treasury Bonds
7.125%, 2/15/23	200,000	236,569
6.875%, 8/15/25	200,000	266,788
6.750%, 8/15/26	100,000	138,445
4.250%, 5/15/39	187,000	288,880
4.500%, 8/15/39	208,000	331,191
4.375%, 11/15/39	908,000	1,427,434
4.625%, 2/15/40	100,000	162,157
4.375%, 5/15/40	200,000	315,918
4.375%, 5/15/41	3,200,000	5,088,168
3.125%, 2/15/43	780,000	1,057,403

See Notes to Financial Statements.

1431

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 5/15/43	$2,680,000	$3,501,251
3.625%, 8/15/43	2,480,000	3,622,426
3.750%, 11/15/43	2,180,000	3,244,654
3.625%, 2/15/44	1,300,000	1,903,302
3.375%, 5/15/44	1,200,000	1,697,189
3.125%, 8/15/44	800,000	1,090,894
3.000%, 11/15/44	1,000,000	1,338,838
3.000%, 5/15/45	300,000	402,726
2.875%, 8/15/45	1,800,000	2,371,474
2.250%, 8/15/46	600,000	711,435
2.875%, 11/15/46	715,000	950,799
3.000%, 5/15/47	1,100,000	1,499,112
3.000%, 2/15/48	2,131,000	2,917,123
2.875%, 5/15/49	2,600,000	3,517,215
2.250%, 8/15/49#	1,509,000	1,814,576
2.375%, 11/15/49	19,000	23,467
2.000%, 2/15/50	2,082,000	2,384,919
1.250%, 5/15/50	308,000	295,980
U.S. Treasury Inflation Linked Notes
0.500%, 4/15/24 TIPS	5,236,607	5,504,271
0.125%, 10/15/24 TIPS	1,162,098	1,217,381
0.250%, 1/15/25 TIPS	442,085	465,152
0.125%, 4/15/25 TIPS	1,091,860	1,145,268
U.S. Treasury Notes
2.000%, 7/31/20	3,002,000	3,006,654
2.500%, 12/31/20	2,251,000	2,277,035
1.125%, 7/31/21	2,992,000	3,022,600
1.750%, 7/31/21	12,000	12,204
2.250%, 7/31/21	1,000,000	1,022,276
2.125%, 8/15/21	2,252,000	2,301,053
1.125%, 9/30/21	2,600,000	2,630,842
2.125%, 9/30/21	300,000	307,279
1.250%, 10/31/21	1,575,000	1,597,570
2.000%, 10/31/21	1,950,000	1,997,364
2.000%, 11/15/21	537,000	550,428
1.500%, 11/30/21	100,000	101,883
1.750%, 11/30/21	500,000	511,186
1.875%, 11/30/21	550,000	563,245
2.000%, 12/31/21	500,000	513,648
2.125%, 12/31/21	500,000	514,571
1.500%, 1/31/22	3,943,000	4,025,493
1.875%, 1/31/22	500,000	513,438
2.000%, 2/15/22	1,352,000	1,392,013
2.500%, 2/15/22	500,000	518,843
1.750%, 2/28/22	475,000	487,436
1.875%, 2/28/22	1,725,000	1,773,787
1.750%, 3/31/22	1,750,000	1,798,197
1.875%, 3/31/22	500,000	514,867
1.750%, 4/30/22	618,000	635,889
1.875%, 4/30/22	400,000	412,449
1.750%, 5/15/22	2,178,000	2,242,249
1.750%, 5/31/22	780,000	803,492
1.875%, 5/31/22	3,000,000	3,097,677
2.125%, 6/30/22	325,000	337,708
1.875%, 7/31/22	450,000	465,971
1.500%, 8/15/22	153,000	157,339
1.625%, 8/15/22	378,000	389,704
1.625%, 8/31/22	300,000	309,434
1.875%, 8/31/22	500,000	518,447
1.500%, 9/15/22	707,000	727,883
1.750%, 9/30/22	650,000	673,095
1.875%, 9/30/22	700,000	726,891
1.375%, 10/15/22	56,000	57,540
1.875%, 10/31/22	500,000	519,843
2.000%, 10/31/22	350,000	364,890
1.625%, 11/15/22	705,000	729,329
2.000%, 11/30/22	500,000	522,071
1.625%, 12/15/22	37,000	38,326
2.125%, 12/31/22	435,000	456,207
1.500%, 1/15/23	164,000	169,518
1.750%, 1/31/23	775,000	806,422
2.000%, 2/15/23	725,000	759,629
1.500%, 2/28/23	645,000	667,775
1.625%, 4/30/23	600,000	624,528
1.750%, 5/15/23	2,133,000	2,229,347
1.625%, 5/31/23	925,000	963,982
2.750%, 5/31/23	1,010,000	1,085,487
1.375%, 6/30/23	1,900,000	1,967,935
2.625%, 6/30/23	200,000	214,616
1.250%, 7/31/23	850,000	878,023
2.500%, 8/15/23	800,000	857,735
1.375%, 8/31/23	850,000	882,083
1.375%, 9/30/23	1,050,000	1,090,627
1.625%, 10/31/23	900,000	942,862
2.750%, 11/15/23	950,000	1,031,538
2.125%, 11/30/23	1,050,000	1,118,879
2.250%, 12/31/23	1,420,000	1,521,324
2.250%, 1/31/24	2,250,000	2,414,357
2.500%, 1/31/24	1,200,000	1,298,340
2.750%, 2/15/24	837,000	913,783
2.125%, 2/29/24	2,650,000	2,835,257
2.125%, 3/31/24	2,230,000	2,389,000
2.000%, 4/30/24	1,475,000	1,575,135
2.500%, 5/15/24	1,387,000	1,508,553
2.000%, 5/31/24	1,200,000	1,283,068
1.750%, 6/30/24	508,000	538,793
2.000%, 6/30/24	550,000	588,720
1.750%, 7/31/24	19,000	20,170
2.125%, 7/31/24	6,560,000	7,062,774
2.375%, 8/15/24	1,200,000	1,305,125
1.250%, 8/31/24	1,500,000	1,562,739
1.875%, 8/31/24	1,800,000	1,922,027
1.500%, 9/30/24	1,682,000	1,771,195
2.125%, 9/30/24	1,650,000	1,780,899
1.500%, 10/31/24	1,730,000	1,823,008
2.250%, 10/31/24	1,800,000	1,954,654
2.250%, 11/15/24	1,100,000	1,195,330
1.500%, 11/30/24	16,000	16,876
2.125%, 11/30/24	300,000	324,630
1.750%, 12/31/24	1,159,000	1,236,180
2.250%, 12/31/24	850,000	925,653
1.375%, 1/31/25	352,000	369,721
2.500%, 1/31/25	200,000	220,319
2.000%, 2/15/25	962,000	1,038,388
0.500%, 3/31/25	164,000	165,704
2.125%, 5/15/25	1,953,000	2,126,061
2.000%, 8/15/25	1,250,000	1,357,023
2.250%, 11/15/25	3,400,000	3,745,516
1.625%, 2/15/26	2,575,000	2,754,305
2.375%, 4/30/26	650,000	724,545
1.625%, 5/15/26	1,900,000	2,035,676
1.500%, 8/15/26	6,303,000	6,715,307
2.000%, 11/15/26	1,000,000	1,097,900
2.250%, 2/15/27	1,125,000	1,256,470

See Notes to Financial Statements.

1432

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 5/15/27	$950,000	$1,072,029
2.250%, 8/15/27	4,517,000	5,072,928
2.250%, 11/15/27	1,260,000	1,418,783
2.750%, 2/15/28	1,310,000	1,528,136
2.875%, 5/15/28	1,360,000	1,605,098
2.875%, 8/15/28	2,540,000	3,008,311
3.125%, 11/15/28	3,599,000	4,351,104
2.625%, 2/15/29	2,850,000	3,339,571
2.375%, 5/15/29	2,300,000	2,654,310
1.625%, 8/15/29	2,000	2,182
1.750%, 11/15/29	532,000	587,368
1.500%, 2/15/30	11,950,000	12,919,014
0.625%, 5/15/30	148,000	147,611

Total U.S. Treasury Obligations		214,444,707

Total Long-Term Debt Securities (101.9%) (Cost $951,537,665)		969,978,147

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (0.2%)
Federative Republic of Brazil 0.00%, 4/1/21 (p)	BRL 11,500,000	2,080,610

	Number of Shares	Value (Note 1)
Investment Companies (2.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	21,396,049	21,415,305

Total Investment Companies		22,415,305

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $77,223, collateralized by various U.S. Government Treasury Securities, ranging from 0.304%-2.250%, maturing 3/31/21-2/15/43; total market value $78,768. (xx)	$77,223	77,223
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $30,889, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.000%, maturing 7/14/20-7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $31,507. (xx)	30,889	30,889
Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $200,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $222,241. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $267,571, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $272,921. (xx)	267,570	267,570

NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $200,001, collateralized by various Common Stocks; total market value $222,259. (xx)	200,000	200,000

Total Repurchase Agreements		775,682

U.S. Government Agency Securities (0.2%)
FHLB
0.12%, 7/17/20 (o)(p)	200,000	199,989
0.15%, 8/7/20 (o)(p)	2,200,000	2,199,642

Total U.S. Government Agency Securities		2,399,631

U.S. Treasury Obligations (5.4%)
U.S. Treasury Bills
0.11%, 7/7/20 (p)	22,500,000	22,499,505
0.13%, 7/16/20 (p)	4,500,000	4,499,731
0.13%, 7/23/20 (p)	3,000,000	2,999,744
0.13%, 7/28/20 (p)	7,000,000	6,999,292
0.14%, 7/30/20 (p)	7,700,000	7,699,125
0.14%, 8/20/20 (p)	2,100,000	2,099,587
0.14%, 8/25/20 (p)	4,200,000	4,199,101

Total U.S. Treasury Obligations		50,996,085

Total Short-Term Investments (8.3%) (Cost $78,711,725)		78,667,313

Total Investments Before Securities Sold Short (110.2%) (Cost $1,030,249,390)		1,048,645,460

SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.1%)
FNMA/FHLMC UMBS, 15 Year, Single Family
4.000%, 7/25/35 TBA	(384,000)	(406,080)
2.500%, 8/25/35 TBA	(224,000)	(234,202)

See Notes to Financial Statements.

1433

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 7/25/50 TBA	$(119,582)	$(125,767)
5.500%, 7/25/50 TBA	(197,000)	(216,885)
6.000%, 7/25/50 TBA	(38,000)	(42,334)
3.500%, 8/25/50 TBA	(100,000)	(105,156)
GNMA 4.500%, 7/15/50 TBA	(17,000)	(18,155)

Total Securities Sold Short (-0.1%) (Proceeds Received $1,148,582)		(1,148,579)

Total Investments after Securities Sold Short (110.1%) (Cost $1,029,100,808)		1,047,496,881
Other Assets Less Liabilities (-10.1%)		(95,749,536)

Net Assets (100%)		$951,747,345

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $146,264,781 or 15.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $575,999.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $11,138,749 or 1.2% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2020.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $1,871,428. This was collateralized by $139,600 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 7/14/20 - 8/15/48 and by cash of $1,775,682 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2020.

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.
ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
CPI	— Consumer Price Index
EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL	— Insured by National Public Finance Guarantee Corp.
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

1434

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	17	9/2020	EUR	2,748,036	50,611
Euro-Bund	2	9/2020	EUR	396,640	2,192
U.S. Treasury 2 Year Note	66	9/2020	USD	14,574,656	3,001
U.S. Treasury 5 Year Note	374	9/2020	USD	47,027,578	115,665
U.S. Treasury 10 Year Note	99	9/2020	USD	13,778,016	83,295
U.S. Treasury Long Bond	3	9/2020	USD	535,688	2,042
U.S. Treasury Ultra Bond	31	9/2020	USD	6,762,844	76,044

					332,850

Short Contracts
Canada 10 Year Bond	(13)	9/2020	CAD	(1,472,938)	745
Euro-Bund	(12)	9/2020	EUR	(2,379,843)	(29,028)
Japan 10 Year Bond	(8)	9/2020	JPY	(11,258,162)	226
Long Gilt	(8)	9/2020	GBP	(1,364,398)	(7,130)
U.S. Treasury 5 Year Note	(6)	9/2020	USD	(754,453)	(1,692)
U.S. Treasury 10 Year Note	(32)	9/2020	USD	(4,453,500)	(50,147)
U.S. Treasury 10 Year Ultra Note	(40)	9/2020	USD	(6,299,375)	(30,604)

					(117,630)

					215,220

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	3,141,000	USD	2,294,478	JPMorgan Chase Bank	7/6/2020	19,193
GBP	2,890,000	USD	3,556,492	JPMorgan Chase Bank	7/6/2020	24,590
USD	3,709,951	CAD	4,966,564	Citibank NA	7/6/2020	51,564
USD	1,080,612	CAD	1,453,000	Westpac Banking Corp.	7/6/2020	10,327
USD	27,123	COP	101,563,000	JPMorgan Chase Bank**	7/27/2020	157
USD	46,537	COP	170,634,869	Deutsche Bank AG**	9/16/2020	1,423
USD	63,985	IDR	915,240,891	HSBC Bank plc**	9/16/2020	464
USD	84,301	RUB	5,989,269	HSBC Bank plc**	9/16/2020	891
USD	397,199	RUB	27,763,125	JPMorgan Chase Bank**	9/16/2020	10,554
USD	1,018,893	MXN	22,341,806	Deutsche Bank AG	9/23/2020	57,611
USD	2,118,722	BRL	11,500,000	JPMorgan Chase Bank**	4/5/2021	27,125

Total unrealized appreciation						203,899

USD	1,232,327	AUD	1,828,000	JPMorgan Chase Bank	7/2/2020	(29,176)
USD	88,283	CAD	121,000	Bank of America	7/2/2020	(844)
USD	3,407,400	EUR	3,069,000	Barclays Bank plc	7/2/2020	(40,621)
USD	6,908,494	GBP	5,601,000	Goldman Sachs Bank USA	7/2/2020	(31,705)
USD	197,189	CAD	269,000	Citibank NA	7/6/2020	(958)
USD	1,041,921	CAD	1,434,000	Westpac Banking Corp.	7/6/2020	(14,368)
USD	224,590	EUR	200,000	HSBC Bank plc	7/6/2020	(128)
USD	3,543,263	GBP	2,891,000	CIBC World Markets, Inc.	7/6/2020	(39,058)
USD	22,629	IDR	326,000,000	HSBC Bank plc**	7/15/2020	(157)
USD	191,310	IDR	2,795,511,221	JPMorgan Chase Bank**	7/15/2020	(4,085)
USD	17,644	COP	67,241,000	JPMorgan Chase Bank**	7/27/2020	(209)
USD	3,445,784	EUR	3,069,000	JPMorgan Chase Bank	8/4/2020	(4,858)
USD	6,868,663	GBP	5,601,000	HSBC Bank plc	8/4/2020	(73,099)
USD	2,294,687	CAD	3,141,000	JPMorgan Chase Bank	8/5/2020	(19,173)
USD	3,557,122	GBP	2,890,000	JPMorgan Chase Bank	8/5/2020	(24,702)
USD	172,186	MYR	740,401	Goldman Sachs Bank USA**	9/17/2020	(96)

Total unrealized depreciation						(283,237)

Net unrealized depreciation						(79,338)

**	Non-deliverable forward.

See Notes to Financial Statements.

1435

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Written Put Options Contracts as of June 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	14	EUR	(1,400,000)	EUR	171.50	7/24/2020	(472)
Euro-Bund	Exchange Traded	14	EUR	(1,400,000)		EUR 172.50	7/24/2020	(944)
U.S. Treasury 10 Year Note	Exchange Traded	21	USD	(2,100,000)	USD	135.50	7/24/2020	(656)

Total Written Options Contracts (Premiums Received ($25,769))								(2,072)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$65,706,579	$—	$65,706,579
Collateralized Mortgage Obligations	—	103,696,889	696,393	104,393,282
Commercial Mortgage-Backed Securities	—	36,248,276	—	36,248,276
Corporate Bonds
Communication Services	—	18,633,478	—	18,633,478
Consumer Discretionary	—	15,295,415	—	15,295,415
Consumer Staples	—	14,525,060	—	14,525,060
Energy	—	17,600,964	—	17,600,964
Financials	—	105,297,135	161,784	105,458,919
Health Care	—	23,052,841	—	23,052,841
Industrials	—	23,654,842	—	23,654,842
Information Technology	—	27,377,736	—	27,377,736
Materials	—	4,054,681	—	4,054,681
Real Estate	—	18,299,768	—	18,299,768
Utilities	—	22,825,819	—	22,825,819
Foreign Government Securities	—	20,813,536	2,595	20,816,131
Forward Currency Contracts	—	203,899	—	203,899
Futures	333,821	—	—	333,821
Loan Participations
Financials	—	855,400	—	855,400
Industrials	—	929,366	—	929,366
Mortgage-Backed Securities	—	209,418,129	—	209,418,129
Municipal Bonds	—	12,413,965	—	12,413,965
Short-Term Investments
Foreign Government Treasury Bill	—	2,080,610	—	2,080,610
Investment Companies	22,415,305	—	—	22,415,305
Repurchase Agreements	—	775,682	—	775,682
U.S. Government Agency Securities	—	2,399,631	—	2,399,631
U.S. Treasury Obligations	—	50,996,085	—	50,996,085

See Notes to Financial Statements.

1436

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Supranational	$—	$7,103,849	$—	$7,103,849
U.S. Government Agency Securities	—	6,868,940	—	6,868,940
U.S. Treasury Obligations	—	214,444,707	—	214,444,707

Total Assets	$22,749,126	$1,025,573,282	$860,772	$1,049,183,180

Liabilities:
Forward Currency Contracts	$—	$(283,237)	$—	$(283,237)
Futures	(118,601)	—	—	(118,601)
Mortgage-Backed Securities	—	(1,148,579)	—	(1,148,579)
Options Written
Put Options	(2,072)	—	—	(2,072)

Total Liabilities	$(120,673)	$(1,431,816)	$—	$(1,552,489)

Total	$22,628,453	$1,024,141,466	$860,772	$1,047,630,691

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$333,821	*
Foreign exchange contracts	Receivables	203,899

Total		$537,720

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(120,673	)*
Foreign exchange contracts	Payables	(283,237)

Total		$(403,910)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$114,793	$2,183,444	$—	$2,298,237
Foreign exchange contracts	—	—	447,485	447,485

Total	$114,793	$2,183,444	$447,485	$2,745,722

See Notes to Financial Statements.

1437

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$24,622	$523,149	$—	$547,771
Foreign exchange contracts	—	—	378,066	378,066

Total	$24,622	$523,149	$378,066	$925,837

^ This Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $55,314,000 and option contracts and futures contracts with an average notional balance of approximately $60,000 and $172,373,000 respectively, during the six months ended June 30, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$51,564	$(958)	$—	$50,606
Deutsche Bank AG	59,034	—	—	59,034
HSBC Bank plc	1,355	(1,355)	—	—
JPMorgan Chase Bank	81,619	(81,619)	—	—
Westpac Banking Corp	10,327	(10,327)	—	—

Total	$203,899	$(94,259)	$—	$109,640

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$844	$—	$—	$844
Barclays Bank plc	40,621	—	—	40,621
CIBC World Markets, Inc.	39,058	—	—	39,058
Citibank NA	958	(958)	—	—
Goldman Sachs Bank USA	31,801	—	—	31,801
HSBC Bank plc	73,384	(1,355)	—	72,029
JPMorgan Chase Bank	82,203	(81,619)	—	584
Westpac Banking Corp	14,368	(10,327)	—	4,041

Total	$283,237	$(94,259)	$—	$188,978

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

(1)	The average amount of borrowings while outstanding for 99 days during the six months ended June 30, 2020, was approximately $7,230,000 at a weighted average interest rate of 1.79%.

See Notes to Financial Statements.

1438

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,678,007,665
Long-term U.S. government debt securities	88,872,528

$1,766,880,193

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,679,241,863
Long-term U.S. government debt securities	143,623,390

$1,822,865,253

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,558,351
Aggregate gross unrealized depreciation	(27,320,385)

Net unrealized appreciation	$17,237,966

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,030,392,725

See Notes to Financial Statements.

1439

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $1,029,473,708)	$1,047,869,778
Repurchase Agreements (Cost $775,682)	775,682
Cash	14,973,628
Foreign cash (Cost $4,227,465)	4,222,254
Cash held as collateral at broker for futures	544,000
Receivable for forward settling transactions	154,703,657
Receivable for securities sold	13,737,051
Dividends, interest and other receivables	4,672,722
Due from Custodian	1,668,063
Unrealized appreciation on forward foreign currency contracts	203,899
Due from broker for futures variation margin	192,554
Receivable for Portfolio shares sold	107,021
Securities lending income receivable	780
Other assets	10,906

Total assets	1,243,681,995

LIABILITIES
Payable for forward settling transactions	271,894,276
Payable for securities purchased	15,073,115
Payable for return of collateral on securities loaned	1,775,682
Securities sold short (Proceeds received $1,148,582)	1,148,579
Payable for Portfolio shares redeemed	562,905
Investment management fees payable	334,030
Unrealized depreciation on forward foreign currency contracts	283,237
Payable for return of cash collateral on forward settling transactions	191,994
Administrative fees payable	96,818
Distribution fees payable – Class IB	53,041
Distribution fees payable – Class IA	6,083
Options written, at value (Premiums received $25,769)	2,072
Trustees’ fees payable	706
Other liabilities	247,472
Accrued expenses	264,640

Total liabilities	291,934,650

NET ASSETS	$951,747,345

Net assets were comprised of:
Paid in capital	$930,456,352
Total distributable earnings (loss)	21,290,993

Net assets	$951,747,345

Class IA
Net asset value, offering and redemption price per share, $30,161,303 / 2,923,031 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

Class IB
Net asset value, offering and redemption price per share, $262,954,976 / 25,416,086 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.35

Class K
Net asset value, offering and redemption price per share, $658,631,066 / 63,803,265 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

(x)	Includes value of securities on loan of $1,871,428.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest (net of $973 foreign withholding tax)	$12,746,596
Dividends	99,592
Securities lending (net)	11,387

Total income	12,857,575

EXPENSES
Investment management fees	2,514,450
Administrative fees	567,528
Distribution fees – Class IB	327,488
Custodian fees	179,739
Professional fees	53,038
Printing and mailing expenses	43,721
Distribution fees – Class IA	35,692
Trustees’ fees	14,064
Interest expense	571
Miscellaneous	76,445

Gross expenses	3,812,736
Less: Waiver from investment manager	(456,051)

Net expenses	3,356,685

NET INVESTMENT INCOME (LOSS)	9,500,890

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	13,059,196
Futures contracts	2,183,444
Forward foreign currency contracts	447,485
Foreign currency transactions	89,976
Options written	82,567
Securities sold short	(44,786)

Net realized gain (loss)	15,817,882

Change in unrealized appreciation (depreciation) on:
Investments in securities	15,779,083
Futures contracts	523,149
Forward foreign currency contracts	378,066
Foreign currency translations	61,676
Options written	(29,290)
Securities sold short	783

Net change in unrealized appreciation (depreciation)	16,713,467

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,531,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,032,239

See Notes to Financial Statements.

1440

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,500,890	$20,602,394
Net realized gain (loss)	15,817,882	9,591,460
Net change in unrealized appreciation (depreciation)	16,713,467	29,110,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,032,239	59,304,745

Distributions to shareholders:
Class IA	(309,773)	(820,982)
Class IB	(2,830,228)	(7,831,057)
Class K	(7,618,288)	(17,667,835)

Total distributions to shareholders	(10,758,289)	(26,319,874)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [790,193 and 783,856 shares, respectively]	7,981,085	7,763,553
Capital shares issued in reinvestment of dividends [30,471 and 82,863 shares, respectively]	309,773	820,982
Capital shares repurchased [(702,386) and (1,036,199) shares, respectively]	(7,089,907)	(10,225,161)

Total Class IA transactions	1,200,951	(1,640,626)

Class IB
Capital shares sold [2,901,976 and 3,590,165 shares, respectively]	29,500,018	35,514,337
Capital shares issued in reinvestment of dividends [277,682 and 762,811 shares, respectively]	2,830,228	7,831,057
Capital shares repurchased [(4,760,789) and (3,818,093) shares, respectively]	(47,823,145)	(37,758,104)

Total Class IB transactions	(15,492,899)	5,587,290

Class K
Capital shares sold [9,343,984 and 19,364,695 shares, respectively]	94,722,222	189,512,708
Capital shares issued in reinvestment of dividends [748,540 and 1,390,821 shares, respectively]	7,613,680	17,667,835
Capital shares repurchased [(7,326,983) and (4,425,340) shares, respectively]	(73,545,029)	(43,681,076)

Total Class K transactions	28,790,873	163,499,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,498,925	167,446,131

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,772,875	200,431,002
NET ASSETS:
Beginning of period	905,974,470	705,543,468

End of period	$951,747,345	$905,974,470

See Notes to Financial Statements.

1441

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.96		$9.56	$9.86	$9.78	$9.74	$9.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.23	0.22	0.18	0.18	0.16
Net realized and unrealized gain (loss)	0.37		0.46	(0.26)	0.11	0.08	(0.14)

Total from investment operations	0.47		0.69	(0.04)	0.29	0.26	0.02

Less distributions:
Dividends from net investment income	(0.11)		(0.21)	(0.26)	(0.21)	(0.21)	(0.19)
Distributions from net realized gains	—		(0.08)	—	—	(0.01)	—

Total dividends and distributions	(0.11)		(0.29)	(0.26)	(0.21)	(0.22)	(0.19)

Net asset value, end of period	$10.32		$9.96	$9.56	$9.86	$9.78	$9.74

Total return (b)	4.73%		7.33%	(0.37)%	2.95%	2.64%	0.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,161		$27,944	$28,429	$29,623	$33,551	$34,482
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.93%**	0.96%**	0.90%	0.94%	0.96%
Before waivers (a)(f)	1.00%		1.03%**	1.06%**	1.00%	1.00%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.89%		2.35%	2.30%	1.85%	1.86%	1.59%
Before waivers (a)(f)	1.79%		2.24%	2.20%	1.74%	1.80%	1.58%
Portfolio turnover rate^	178	%(z)	314%	312%	359%	298%	379%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.99		$9.58	$9.88	$9.80	$9.76	$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.23	0.22	0.18	0.19	0.16
Net realized and unrealized gain (loss)	0.37		0.47	(0.26)	0.11	0.07	(0.15)

Total from investment operations	0.47		0.70	(0.04)	0.29	0.26	0.01

Less distributions:
Dividends from net investment income	(0.11)		(0.21)	(0.26)	(0.21)	(0.21)	(0.19)
Distributions from net realized gains	—		(0.08)	—	—	(0.01)	—

Total dividends and distributions	(0.11)		(0.29)	(0.26)	(0.21)	(0.22)	(0.19)

Net asset value, end of period	$10.35		$9.99	$9.58	$9.88	$9.80	$9.76

Total return (b)	4.72%		7.42%	(0.37)%	2.94%	2.63%	0.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$262,955		$269,676	$253,339	$281,820	$279,239	$288,464
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.93%**	0.96%**	0.90%	0.94%	0.96%
Before waivers (a)(f)	1.00%		1.03%**	1.06%**	1.00%	1.00%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.89%		2.35%	2.30%	1.84%	1.86%	1.59%
Before waivers (a)(f)	1.80%		2.24%	2.20%	1.74%	1.80%	1.58%
Portfolio turnover rate^	178	%(z)	314%	312%	359%	298%	379%

See Notes to Financial Statements.

1442

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.97		$9.56	$9.86	$9.78	$9.74	$9.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.26	0.24	0.21	0.21	0.18
Net realized and unrealized gain (loss)	0.36		0.47	(0.26)	0.10	0.07	(0.14)

Total from investment operations	0.47		0.73	(0.02)	0.31	0.28	0.04

Less distributions:
Dividends from net investment income	(0.12)		(0.24)	(0.28)	(0.23)	(0.23)	(0.21)
Distributions from net realized gains	—		(0.08)	—	—	(0.01)	—

Total dividends and distributions	(0.12)		(0.32)	(0.28)	(0.23)	(0.24)	(0.21)

Net asset value, end of period	$10.32		$9.97	$9.56	$9.86	$9.78	$9.74

Total return (b)	4.76%		7.71%	(0.12)%	3.20%	2.89%	0.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$658,631		$608,354	$423,776	$458,937	$398,084	$363,652
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.68%**	0.71%**	0.65%	0.69%	0.71%
Before waivers (a)(f)	0.75%		0.78%**	0.81%**	0.75%	0.75%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.14%		2.59%	2.55%	2.09%	2.11%	1.84%
Before waivers (a)(f)	2.04%		2.48%	2.45%	1.99%	2.05%	1.83%
Portfolio turnover rate^	178	%(z)	314%	312%	359%	298%	379%
**	Includes Interest Expense of 0.06% and 0.03% for the years ended December 31, 2018 and 2019, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1443

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
Information Technology	59.1%
Exchange Traded Funds	19.7
Communication Services	10.7
Consumer Discretionary	8.2
Repurchase Agreements	3.6
Investment Companies	1.4
Health Care	0.4
Industrials	0.2
Real Estate	0.0 #
Cash and Other	(3.3)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class IA
Actual	$1,000.00	$1,186.00	$6.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.02
Class IB
Actual	1,000.00	1,185.62	6.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.02
Class K
Actual	1,000.00	1,187.32	5.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.15	4.77

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.20%, 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1444

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (10.7%)
Entertainment (1.8%)
Activision Blizzard, Inc.	91,635	$6,955,096
Electronic Arts, Inc.*	13,330	1,760,227
Glu Mobile, Inc.*	6,050	56,084
NetEase, Inc. (ADR)	6,350	2,726,563
Netflix, Inc.*	9,760	4,441,190
Nexon Co. Ltd.	56,500	1,276,093
Spotify Technology SA*	2,540	655,803
Take-Two Interactive Software, Inc.*	12,440	1,736,251
Tencent Music Entertainment Group (ADR)*	78,588	1,057,794
Zynga, Inc., Class A*	673,683	6,426,936

		27,092,037

Interactive Media & Services (8.9%)
Alphabet, Inc., Class A*	17,788	25,224,273
Alphabet, Inc., Class C*	20,465	28,929,529
Cargurus, Inc.*	3,310	83,908
Facebook, Inc., Class A*	277,983	63,121,600
IAC/InterActiveCorp*	3,380	1,093,092
Match Group, Inc. (x)*	14,493	1,551,476
Pinterest, Inc., Class A*	30,550	677,293
Snap, Inc., Class A*	210,198	4,937,551
Tencent Holdings Ltd.	26,360	1,693,203
TripAdvisor, Inc.	4,636	88,130
Twitter, Inc.*	36,264	1,080,305
Yelp, Inc.*	3,013	69,691
Zillow Group, Inc., Class A*	1,647	94,670
Zillow Group, Inc., Class C*	6,389	368,070

		129,012,791

Total Communication Services		156,104,828

Consumer Discretionary (8.2%)
Automobiles (0.2%)
Tesla, Inc.*	3,340	3,606,565

Internet & Direct Marketing Retail (8.0%)
Alibaba Group Holding Ltd.*	75,508	2,040,434
Alibaba Group Holding Ltd. (ADR)*	5,250	1,132,425
Amazon.com, Inc.*	34,197	94,343,368
Booking Holdings, Inc.*	6,075	9,673,465
Chewy, Inc., Class A (x)*	2,490	111,278
eBay, Inc.	30,560	1,602,872
Etsy, Inc.*	18,601	1,975,984
Expedia Group, Inc.	18,657	1,533,605
Groupon, Inc. (x)*	1,038	18,809
Grubhub, Inc.*	4,257	299,267
JD.com, Inc. (ADR)*	20,820	1,252,948
Qurate Retail, Inc., Class A*	17,920	170,240
Shutterstock, Inc.	888	31,053
Stamps.com, Inc.*	750	137,768
Trainline plc (m)*	139,218	752,026
Wayfair, Inc., Class A (x)*	3,134	619,310

		115,694,852

Total Consumer Discretionary		119,301,417

Health Care (0.4%)
Health Care Technology (0.4%)
Veeva Systems, Inc., Class A*	21,790	5,108,012

Total Health Care		5,108,012

Industrials (0.2%)
Electrical Equipment (0.1%)
Bloom Energy Corp., Class A (x)*	82,750	900,320

Professional Services (0.1%)
Equifax, Inc.	4,593	789,445

Road & Rail (0.0%)
Uber Technologies, Inc.*	23,276	723,418

Total Industrials		2,413,183

Information Technology (59.1%)
Communications Equipment (1.1%)
Acacia Communications, Inc.*	1,741	116,978
Arista Networks, Inc.*	2,477	520,244
Calix, Inc.*	2,250	33,525
Ciena Corp.*	7,090	383,994
Cisco Systems, Inc.	196,220	9,151,701
CommScope Holding Co., Inc.*	9,029	75,211
EchoStar Corp., Class A*	2,130	59,555
F5 Networks, Inc.*	2,830	394,728
Harmonic, Inc.*	4,460	21,185
Infinera Corp.*	7,430	43,986
Inseego Corp.(x)*	3,200	37,120
InterDigital, Inc.	1,440	81,547
Juniper Networks, Inc.	15,320	350,215
Lumentum Holdings, Inc.*	36,112	2,940,600
Motorola Solutions, Inc.	7,869	1,102,683
NETGEAR, Inc.*	1,350	34,951
NetScout Systems, Inc.*	2,960	75,658
Plantronics, Inc. (x)	1,520	22,314
Ribbon Communications, Inc.*	4,150	16,309
Telefonaktiebolaget LM Ericsson (ADR)	63,390	589,527
Ubiquiti, Inc.	573	100,023
ViaSat, Inc.*	2,680	102,832
Viavi Solutions, Inc.*	10,540	134,280

		16,389,166

Electronic Equipment, Instruments & Components (1.7%)
Amphenol Corp., Class A	32,774	3,140,077
Arrow Electronics, Inc.*	3,620	248,658
Avnet, Inc.	4,540	126,598
Badger Meter, Inc.	1,350	84,942
Belden, Inc.	1,780	57,939
Benchmark Electronics, Inc.	1,670	36,072
CDW Corp.	6,576	764,000
Celestica, Inc.*	5,099	34,826
Cognex Corp.	26,575	1,587,059
Coherent, Inc.*	1,140	149,317
Corning, Inc.	105,406	2,730,015
Dolby Laboratories, Inc., Class A	2,993	197,149
Fabrinet*	1,700	106,114
Fitbit, Inc., Class A*	10,607	68,521
Flex Ltd.*	349,424	3,581,596
FLIR Systems, Inc.	6,038	244,962
II-VI, Inc.*	4,028	190,202

See Notes to Financial Statements.

1445

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Insight Enterprises, Inc.*	1,610	$79,212
IPG Photonics Corp.*	11,755	1,885,384
Itron, Inc.*	1,660	109,975
Jabil, Inc.	6,320	202,746
Keysight Technologies, Inc.*	8,661	872,855
Knowles Corp.*	3,954	60,338
Littelfuse, Inc.	1,120	191,105
Methode Electronics, Inc.	1,710	53,455
National Instruments Corp.	5,440	210,582
Novanta, Inc.*	1,610	171,900
OSI Systems, Inc.*	790	58,966
Plexus Corp.*	1,360	95,962
Rogers Corp.*	880	109,648
Samsung SDI Co. Ltd.	13,935	4,261,743
Sanmina Corp.*	3,173	79,452
SYNNEX Corp.	1,893	226,725
TE Connectivity Ltd.	15,236	1,242,496
Trimble, Inc.*	11,520	497,549
TTM Technologies, Inc.*	4,560	54,082
Vishay Intertechnology, Inc.	6,090	92,994
Zebra Technologies Corp., Class A*	2,480	634,756

		24,539,972

IT Services (15.8%)
Accenture plc, Class A	29,468	6,327,369
Adyen NV (m)*	1,255	1,828,397
Akamai Technologies, Inc.*	12,575	1,346,657
Alliance Data Systems Corp.	1,935	87,307
Automatic Data Processing, Inc.	19,880	2,959,933
Black Knight, Inc.*	6,921	502,188
Booz Allen Hamilton Holding Corp.	6,390	497,078
Broadridge Financial Solutions, Inc.	5,310	670,069
CACI International, Inc., Class A*	1,170	253,750
Cardtronics plc, Class A*	1,640	39,327
CGI, Inc.*	10,630	669,690
Cognizant Technology Solutions Corp., Class A	24,970	1,418,795
CSG Systems International, Inc.	1,560	64,568
DXC Technology Co.	52,920	873,180
EPAM Systems, Inc.*	2,569	647,414
Euronet Worldwide, Inc.*	2,420	231,884
EVERTEC, Inc.	2,763	77,640
ExlService Holdings, Inc.*	1,570	99,538
Fastly, Inc., Class A (x)*	900	76,617
Fidelity National Information Services, Inc.	64,132	8,599,460
Fiserv, Inc.*	74,607	7,283,135
FleetCor Technologies, Inc.*	16,983	4,271,734
Gartner, Inc.*	4,150	503,520
Genpact Ltd.	76,587	2,796,957
Global Payments, Inc.	97,358	16,513,864
GoDaddy, Inc., Class A*	7,609	557,968
International Business Machines Corp.	41,082	4,961,473
Jack Henry & Associates, Inc.	3,550	653,307
KBR, Inc.	6,560	147,928
Leidos Holdings, Inc.	6,185	579,349
LiveRamp Holdings, Inc.*	3,030	128,684
ManTech International Corp., Class A	1,280	87,667
Mastercard, Inc., Class A	72,460	21,426,422
MAXIMUS, Inc.	2,840	200,078
MongoDB, Inc.*	66,470	15,044,820
NIC, Inc.	3,080	70,717
Okta, Inc.*	113,615	22,749,131
Paychex, Inc.	14,750	1,117,313
PayPal Holdings, Inc.*	180,168	31,390,671
Perspecta, Inc.	6,297	146,279
Sabre Corp.	12,705	102,402
Science Applications International Corp.	2,312	179,596
Shopify, Inc., Class A*	10,007	9,498,644
Square, Inc., Class A*	94,063	9,870,971
Switch, Inc., Class A	2,700	48,114
Sykes Enterprises, Inc.*	1,750	48,405
TTEC Holdings, Inc.	830	38,645
Twilio, Inc., Class A*	111,220	24,403,892
VeriSign, Inc.*	4,690	970,033
Verra Mobility Corp.*	6,120	62,914
Virtusa Corp.*	1,400	45,458
Visa, Inc., Class A	122,507	23,664,677
Western Union Co. (The)	19,000	410,780
WEX, Inc.*	17,662	2,914,407

		230,160,816

Semiconductors & Semiconductor Equipment (12.4%)
Advanced Energy Industries, Inc.*	1,770	119,988
Advanced Micro Devices, Inc.*	309,423	16,278,744
Ambarella, Inc.*	1,500	68,700
Amkor Technology, Inc.*	4,900	60,319
Analog Devices, Inc.	37,050	4,543,812
Applied Materials, Inc.	42,410	2,563,684
ASML Holding NV (Registered) (NYRS)	10,265	3,777,828
BE Semiconductor Industries NV (x)	38,009	1,690,237
Broadcom, Inc.	18,485	5,834,051
Brooks Automation, Inc.	3,430	151,743
Cabot Microelectronics Corp.	1,340	186,984
Cirrus Logic, Inc.*	2,720	168,042
Cree, Inc.*	40,210	2,380,030
Diodes, Inc.*	1,910	96,837
Enphase Energy, Inc.*	3,750	178,388
Entegris, Inc.	6,240	368,472
First Solar, Inc.*	3,510	173,745
FormFactor, Inc.*	58,800	1,724,604
Globalwafers Co. Ltd.	89,500	1,219,407
Inphi Corp.*	2,219	260,733
Intel Corp.	221,580	13,257,131
KLA Corp.	38,231	7,435,165
Koh Young Technology, Inc.	8,575	718,819
Kulicke & Soffa Industries, Inc.	2,880	59,990
Lam Research Corp.	23,321	7,543,411
Lattice Semiconductor Corp.*	98,543	2,797,636
MACOM Technology Solutions Holdings, Inc.*	2,129	73,131
Marvell Technology Group Ltd.	261,828	9,179,690
Maxim Integrated Products, Inc.	12,320	746,715
MaxLinear, Inc.*	3,060	65,668

See Notes to Financial Statements.

1446

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Microchip Technology, Inc.	46,442	$4,890,807
Micron Technology, Inc.*	299,633	15,437,092
MKS Instruments, Inc.	2,540	287,630
Monolithic Power Systems, Inc.	1,920	455,040
NVIDIA Corp.	70,325	26,717,171
NXP Semiconductors NV	26,140	2,981,006
ON Semiconductor Corp.*	18,931	375,212
Onto Innovation, Inc.*	2,200	74,888
Power Integrations, Inc.	1,370	161,838
Qorvo, Inc.*	26,591	2,939,103
QUALCOMM, Inc.	99,141	9,042,651
Rambus, Inc.*	5,200	79,040
Semtech Corp.*	3,020	157,704
Silicon Laboratories, Inc.*	2,010	201,543
SK Hynix, Inc.	29,081	2,080,351
Skyworks Solutions, Inc.	61,370	7,846,768
SolarEdge Technologies, Inc.*	2,310	320,582
STMicroelectronics NV (NYRS), Class Y (x)	141,275	3,872,348
SunPower Corp. (x)*	4,064	31,130
Synaptics, Inc.*	1,570	94,388
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	32,530	1,846,728
Teradyne, Inc.	55,259	4,669,938
Texas Instruments, Inc.	42,430	5,387,337
Tokyo Electron Ltd.	18,500	4,540,125
Universal Display Corp.	1,950	291,759
Xilinx, Inc.	11,260	1,107,871

		179,613,754

Software (21.9%)
2U, Inc.*	2,964	112,513
8x8, Inc. (x)*	4,760	76,160
ACI Worldwide, Inc.*	5,320	143,587
Adobe, Inc.*	28,083	12,224,811
Alarm.com Holdings, Inc.*	1,960	127,028
Altair Engineering, Inc., Class A (x)*	1,860	73,935
Alteryx, Inc., Class A*	56,070	9,211,180
Anaplan, Inc.*	4,110	186,224
ANSYS, Inc.*	3,980	1,161,085
Appfolio, Inc., Class A*	680	110,643
Appian Corp. (x)*	1,590	81,487
Aspen Technology, Inc.*	3,134	324,714
Atlassian Corp. plc, Class A*	97,975	17,661,953
Autodesk, Inc.*	14,875	3,557,951
Avalara, Inc.*	7,870	1,047,418
Avaya Holdings Corp.*	3,800	46,968
Blackbaud, Inc.	2,300	131,284
BlackBerry Ltd.*	23,063	112,778
Blackline, Inc.*	2,040	169,136
Bottomline Technologies DE, Inc.*	1,780	90,371
Box, Inc., Class A*	6,930	143,867
Cadence Design Systems, Inc.*	12,900	1,237,884
CDK Global, Inc.	5,613	232,490
Ceridian HCM Holding, Inc.*	4,710	373,362
Citrix Systems, Inc.	5,380	795,756
Cloudera, Inc. (x)*	12,008	152,742
Cloudflare, Inc., Class A*	1,900	68,305
CommVault Systems, Inc.*	1,950	75,465
Cornerstone OnDemand, Inc.*	2,562	98,791
Coupa Software, Inc.*	7,005	1,940,665
Crowdstrike Holdings, Inc., Class A*	151,130	15,156,828
Datadog, Inc., Class A (x)*	28,010	2,435,469
Descartes Systems Group, Inc. (The)*	3,910	206,839
DocuSign, Inc.*	36,435	6,274,471
Dropbox, Inc., Class A*	10,303	224,296
Dynatrace, Inc.*	7,230	293,538
Elastic NV*	15,100	1,392,371
Envestnet, Inc.*	2,490	183,115
Everbridge, Inc.*	1,590	219,992
Fair Isaac Corp.*	1,340	560,174
FireEye, Inc.*	10,280	125,159
Five9, Inc.*	2,880	318,730
ForeScout Technologies, Inc.*	1,800	38,160
Fortinet, Inc.*	13,235	1,816,768
Guidewire Software, Inc.*	30,431	3,373,276
HubSpot, Inc.*	40,127	9,002,492
Intuit, Inc.	12,050	3,569,089
J2 Global, Inc.*	2,102	132,867
LivePerson, Inc.*	2,830	117,247
LogMeIn, Inc.	2,260	191,580
Manhattan Associates, Inc.*	2,940	276,948
Medallia, Inc.*	1,300	32,812
Microsoft Corp.	470,469	95,745,146
MicroStrategy, Inc., Class A*	370	43,767
New Relic, Inc.*	2,335	160,882
NortonLifeLock, Inc.	25,070	497,138
Nuance Communications, Inc.*	13,000	328,965
Nutanix, Inc., Class A*	6,980	165,461
Open Text Corp.	12,566	533,804
Oracle Corp.	96,292	5,322,059
Palo Alto Networks, Inc.*	11,501	2,641,435
Paycom Software, Inc.*	47,823	14,812,218
Paylocity Holding Corp.*	1,648	240,427
Pegasystems, Inc.	1,800	182,106
Ping Identity Holding Corp. (x)*	1,000	32,090
Pluralsight, Inc., Class A*	3,930	70,937
Progress Software Corp.	2,074	80,368
Proofpoint, Inc.*	2,674	297,135
PROS Holdings, Inc.*	1,810	80,418
PTC, Inc.*	4,832	375,881
Q2 Holdings, Inc.*	2,260	193,885
Qualys, Inc.*	1,550	161,231
Rapid7, Inc.*	2,090	106,632
RealPage, Inc.*	3,990	259,390
RingCentral, Inc., Class A*	71,030	20,244,260
SailPoint Technologies Holding, Inc.*	3,940	104,292
salesforce.com, Inc.*	76,680	14,364,464
ServiceNow, Inc.*	20,339	8,238,515
Slack Technologies, Inc., Class A*	188,320	5,854,869
Smartsheet, Inc., Class A*	15,443	786,358
SolarWinds Corp.*	2,990	52,833
Splunk, Inc.*	60,781	12,077,185
SPS Commerce, Inc.*	1,640	123,197
SS&C Technologies Holdings, Inc.	10,290	581,179
SVMK, Inc.*	72,047	1,695,986
Synopsys, Inc.*	6,990	1,363,050
Tenable Holdings, Inc.*	2,010	59,918
Teradata Corp.*	4,975	103,480
Trade Desk, Inc. (The), Class A*	1,890	768,285

See Notes to Financial Statements.

1447

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tyler Technologies, Inc.*	1,840	$638,259
Varonis Systems, Inc.*	1,470	130,066
Verint Systems, Inc.*	2,959	133,688
VMware, Inc., Class A*	3,720	576,079
Workday, Inc., Class A*	36,248	6,791,425
Workiva, Inc.*	1,780	95,212
Xperi Holding Corp.	5,300	78,228
Yext, Inc.*	4,480	74,413
Zendesk, Inc.*	17,856	1,580,792
Zoom Video Communications, Inc., Class A (x)*	34,970	8,866,294
Zscaler, Inc.*	121,000	13,249,500
Zuora, Inc., Class A*	3,370	42,968

		318,718,944

Technology Hardware, Storage & Peripherals (6.2%)
3D Systems Corp. (x)*	5,500	38,445
Apple, Inc.	206,348	75,275,750
Dell Technologies, Inc., Class C*	7,116	390,953
Hewlett Packard Enterprise Co.	59,452	578,468
HP, Inc.	66,147	1,152,942
NCR Corp.*	5,880	101,842
NetApp, Inc.	10,218	453,373
Pure Storage, Inc., Class A*	247,400	4,287,442
Samsung Electronics Co. Ltd.	158,872	7,042,658
Seagate Technology plc	10,405	503,706
Western Digital Corp.	13,831	610,639
Xerox Holdings Corp.	8,443	129,093

		90,565,311

Total Information Technology		859,987,963

Real Estate (0.0%)
Equity Real Estate Investment Trusts (REITs) (0.0%)
Equinix, Inc. (REIT)	825	579,398

Total Real Estate		579,398

Total Common Stocks (78.6%) (Cost $509,525,005)		1,143,494,801

EXCHANGE TRADED FUNDS (ETF):
Equity (19.7%)
iShares Expanded Tech Sector ETF (x)	340,050	94,921,557
Technology Select Sector SPDR Fund	898,500	93,884,265
Vanguard Information Technology ETF (x)	349,100	97,297,660

Total Exchange Traded Funds (19.7%) (Cost $56,704,568)		286,103,482

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	10,385,992	10,395,340

Total Investment Companies		20,395,340

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $10,436,373, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $10,645,081. (xx)	10,436,353	10,436,353
NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $5,830,317, collateralized by various Common Stocks; total market value $6,479,082. (xx)	5,830,000	5,830,000
NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $5,000,028, collateralized by various Common Stocks; total market value $5,556,467. (xx)	5,000,000	5,000,000
Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $14,954,101, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $15,253,153. (xx)	14,954,072	14,954,072
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $7,000,109, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $7,140,000. (xx)	7,000,000	7,000,000

See Notes to Financial Statements.

1448

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $5,000,078, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $5,100,000. (xx)	$5,000,000	$5,000,000
Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $4,000,023, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $4,444,871. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		52,720,425

Total Short-Term Investments (5.0%) (Cost $73,112,025)		73,115,765

Total Investments in Securities (103.3%) (Cost $639,341,598)		1,502,714,048
Other Assets Less Liabilities (-3.3%)		(47,753,410)

Net Assets (100%)		$1,454,960,638

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $2,580,423 or 0.2% of net assets.

(x)	All or a portion of security is on loan at June 30, 2020.
(xx)

At June 30, 2020, the Portfolio had loaned securities with a total value of $71,359,100. This was collateralized by $8,640,495 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 2/15/50 and by cash of $62,720,425 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$153,135,532	$2,969,296	$—	$156,104,828
Consumer Discretionary	116,508,957	2,792,460	—	119,301,417
Health Care	5,108,012	—	—	5,108,012
Industrials	2,413,183	—	—	2,413,183
Information Technology	836,606,226	23,381,737	—	859,987,963
Real Estate	579,398	—	—	579,398
Exchange Traded Funds	286,103,482	—	—	286,103,482
Short-Term Investments
Investment Companies	20,395,340	—	—	20,395,340
Repurchase Agreements	—	52,720,425	—	52,720,425

Total Assets	$1,420,850,130	$81,863,918	$—	$1,502,714,048

Total Liabilities	$—	$—	$—	$—

Total	$1,420,850,130	$81,863,918	$—	$1,502,714,048

See Notes to Financial Statements.

1449

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$566,832,998
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$614,418,882

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$858,814,168
Aggregate gross unrealized depreciation	(7,612,799)

Net unrealized appreciation	$851,201,369

Federal income tax cost of investments in securities and derivative instruments, if applicable	$651,512,679

For the six months ended June 30, 2020, the Portfolio incurred approximately $323 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1450

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (x):
Unaffiliated Issuers (Cost $586,621,173)	$1,449,993,623
Repurchase Agreements (Cost $52,720,425)	52,720,425
Cash	16,340,552
Foreign cash (Cost $700,362)	701,837
Receivable for Portfolio shares sold	377,709
Receivable for securities sold	316,863
Dividends, interest and other receivables	129,584
Securities lending income receivable	74,738
Due from Custodian	23,052
Other assets	15,716

Total assets	1,520,694,099

LIABILITIES
Payable for return of collateral on securities loaned	62,720,425
Investment management fees payable	918,355
Payable for securities purchased	895,777
Payable for Portfolio shares redeemed	628,493
Distribution fees payable – Class IB	277,949
Administrative fees payable	147,104
Distribution fees payable – Class IA	6,927
Trustees’ fees payable	4,285
Accrued expenses	134,146

Total liabilities	65,733,461

NET ASSETS	$1,454,960,638

Net assets were comprised of:
Paid in capital	$511,680,148
Total distributable earnings (loss)	943,280,490

Net assets	$1,454,960,638

Class IA
Net asset value, offering and redemption price per share, $34,944,992 / 954,872 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.60

Class IB
Net asset value, offering and redemption price per share, $1,396,456,101 / 39,748,721 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.13

Class K
Net asset value, offering and redemption price per share, $23,559,545 / 628,848 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.46

(x)	Includes value of securities on loan of $71,359,100.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of $48,889 foreign withholding tax)	$4,641,096
Interest	55,393
Securities lending (net)	562,280

Total income	5,258,769

EXPENSES
Investment management fees	5,924,371
Distribution fees – Class IB	1,530,121
Administrative fees	786,967
Custodian fees	76,995
Printing and mailing expenses	55,519
Professional fees	50,625
Distribution fees – Class IA	37,170
Trustees’ fees	19,553
Miscellaneous	12,482

Gross expenses	8,493,803
Less: Voluntary waiver from investment manager	(7,075)
Waiver from investment manager	(863,476)

Net expenses	7,623,252

NET INVESTMENT INCOME (LOSS)	(2,364,483)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	76,130,185
Foreign currency transactions	(133,433)

Net realized gain (loss)	75,996,752

Change in unrealized appreciation (depreciation) on:
Investments in securities	151,555,818
Foreign currency translations	9,339

Net change in unrealized appreciation (depreciation)	151,565,157

NET REALIZED AND UNREALIZED GAIN (LOSS)	227,561,909

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$225,197,426

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,364,483)	$(3,774,182)
Net realized gain (loss)	75,996,752	113,114,315
Net change in unrealized appreciation (depreciation)	151,565,157	261,261,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	225,197,426	370,601,734

Distributions to shareholders:
Class IA	—	(2,406,769)
Class IB	—	(107,162,738)
Class K	—	(1,673,566)

Total distributions to shareholders	—	(111,243,073)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [150,203 and 75,674 shares, respectively]	4,624,239	2,238,339
Capital shares issued in reinvestment of dividends and distributions [0 and 79,705 shares, respectively]	—	2,406,769
Capital shares repurchased [(120,981) and (179,862) shares, respectively]	(3,623,965)	(5,109,849)

Total Class IA transactions	1,000,274	(464,741)

Class IB
Capital shares sold [3,707,353 and 2,920,542 shares, respectively]	112,177,731	83,691,838
Capital shares issued in reinvestment of dividends and distributions [0 and 3,694,739 shares, respectively]	—	107,162,738
Capital shares repurchased [(5,412,577) and (6,510,608) shares, respectively]	(159,928,302)	(187,077,330)

Total Class IB transactions	(47,750,571)	3,777,246

Class K
Capital shares sold [577,351 and 826,443 shares, respectively]	18,283,609	25,337,213
Capital shares issued in reinvestment of dividends and distributions [0 and 54,207 shares, respectively]	—	1,673,566
Capital shares repurchased [(640,494) and (804,786) shares, respectively]	(20,313,567)	(24,783,319)

Total Class K transactions	(2,029,958)	2,227,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,780,255)	5,539,965

TOTAL INCREASE (DECREASE) IN NET ASSETS	176,417,171	264,898,626
NET ASSETS:
Beginning of period	1,278,543,467	1,013,644,841

End of period	$1,454,960,638	$1,278,543,467

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IA			2019	2018	2017	2016	2015
Net asset value, beginning of period	$30.86		$24.48	$26.79	$20.83	$20.09	$20.35

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)		(0.10)	(0.11)	(0.07)	— #	(0.05)
Net realized and unrealized gain (loss)	5.80		9.26	0.98	8.19	1.80	1.29

Total from investment operations	5.74		9.16	0.87	8.12	1.80	1.24

Less distributions:
Dividends from net investment income	—		— #	—	— #	— #	—
Distributions from net realized gains	—		(2.78)	(3.18)	(2.16)	(1.06)	(1.50)

Total dividends and distributions	—		(2.78)	(3.18)	(2.16)	(1.06)	(1.50)

Net asset value, end of period	$36.60		$30.86	$24.48	$26.79	$20.83	$20.09

Total return (b)	18.60%		37.84%	2.34%	39.12%	8.96%	6.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,945		$28,567	$23,255	$22,066	$17,010	$16,132
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.20%		1.20%	1.24%	1.25%	1.25%	1.28%
Before waivers and reimbursements (a)(f)	1.34%		1.34%	1.35%	1.36%	1.37%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.37)%		(0.32)%	(0.36)%	(0.26)%	0.02%	(0.23)%
Before waivers and reimbursements (a)(f)	(0.51)%		(0.46)%	(0.48)%	(0.36)%	(0.10)%	(0.30)%
Portfolio turnover rate^	45	%(z)	52%	52%	51%	64%	67%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class IB			2019	2018	2017	2016	2015
Net asset value, beginning of period	$29.63		$23.58	$25.92	$20.21	$19.51	$19.81

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)		(0.09)	(0.11)	(0.06)	— #	(0.05)
Net realized and unrealized gain (loss)	5.56		8.92	0.95	7.93	1.76	1.25

Total from investment operations	5.50		8.83	0.84	7.87	1.76	1.20

Less distributions:
Dividends from net investment income	—		— #	—	— #	— #	—
Distributions from net realized gains	—		(2.78)	(3.18)	(2.16)	(1.06)	(1.50)

Total dividends and distributions	—		(2.78)	(3.18)	(2.16)	(1.06)	(1.50)

Net asset value, end of period	$35.13		$29.63	$23.58	$25.92	$20.21	$19.51

Total return (b)	18.56%		37.88%	2.30%	39.09%	8.97%	6.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,396,456		$1,228,141	$975,006	$1,019,644	$778,933	$786,566
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.20%		1.20%	1.24%	1.25%	1.25%	1.28%
Before waivers and reimbursements (a)(f)	1.34%		1.34%	1.35%	1.36%	1.37%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.37)%		(0.32)%	(0.37)%	(0.25)%	0.02%	(0.23)%
Before waivers and reimbursements (a)(f)	(0.51)%		(0.46)%	(0.48)%	(0.36)%	(0.10)%	(0.30)%
Portfolio turnover rate^	45	%(z)	52%	52%	51%	64%	67%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019	2018	2017	2016	2015
Net asset value, beginning of period	$31.55		$24.97	$27.28	$21.13	$20.36	$20.55

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.02)	(0.04)	— #	0.06	— #
Net realized and unrealized gain (loss)	5.93		9.46	0.99	8.31	1.83	1.31

Total from investment operations	5.91		9.44	0.95	8.31	1.89	1.31

Less distributions:
Dividends from net investment income	—		(0.08)	(0.08)	— #	(0.06)	—
Distributions from net realized gains	—		(2.78)	(3.18)	(2.16)	(1.06)	(1.50)

Total dividends and distributions	—		(2.86)	(3.26)	(2.16)	(1.12)	(1.50)

Net asset value, end of period	$37.46		$31.55	$24.97	$27.28	$21.13	$20.36

Total return (b)	18.73%		38.19%	2.55%	39.47%	9.21%	6.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,560		$21,835	$15,384	$12,735	$5,960	$5,468
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%		0.95%	0.99%	1.00%	1.00%	1.03%
Before waivers and reimbursements (a)(f)	1.09%		1.09%	1.10%	1.10%	1.12%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.13)%		(0.07)%	(0.12)%	(0.02)%	0.28%	0.02%
Before waivers and reimbursements (a)(f)	(0.27)%		(0.21)%	(0.23)%	(0.12)%	0.16%	(0.05)%
Portfolio turnover rate^	45	%(z)	52%	52%	51%	64%	67%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers one hundred and three portfolios (each a “Portfolio”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) (formerly, AXA Equitable Funds Management Group, LLC), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”) (formerly, AXA Equitable Life Insurance Company).

EIM contributed seed capital at the Portfolios’ commencement of operations as listed below:

Portfolios:	Commencement Date	Class	Seed Capital
1290 VT Moderate Growth Allocation	2/1/2019	Class IB	$100,000
1290 VT Moderate Growth Allocation	2/1/2019	Class K	4,900,000
EQ/American Century Moderate Growth Allocation	2/1/2019	Class IB	100,000
EQ/American Century Moderate Growth Allocation	2/1/2019	Class K	9,900,000
EQ/AXA Investment Managers Moderate Allocation	2/1/2019	Class IB	100,000
EQ/AXA Investment Managers Moderate Allocation	2/1/2019	Class K	9,900,000
EQ/First Trust Moderate Growth Allocation	2/1/2019	Class IB	100,000
EQ/First Trust Moderate Growth Allocation	2/1/2019	Class K	9,900,000
EQ/Goldman Sachs Growth Allocation	2/1/2019	Class IB	100,000
EQ/Goldman Sachs Growth Allocation	2/1/2019	Class K	9,900,000
EQ/Invesco Moderate Growth Allocation	2/1/2019	Class IB	100,000
EQ/Invesco Moderate Growth Allocation	2/1/2019	Class K	9,900,000
EQ/Legg Mason Growth Allocation	2/1/2019	Class IB	100,000
EQ/Legg Mason Growth Allocation	2/1/2019	Class K	9,900,000

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Adviser and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

The EQ/All Asset Growth Allocation Portfolio, formerly, All Asset Growth-Alt 20 Portfolio, is a type of mutual fund often described as a “fund-of-funds”. This Portfolio pursues its investment objectives by investing exclusively in other mutual funds managed by EIM and unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/ Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) is a type of mutual fund often described as “fund-of-funds.” The Strategic Allocation Series Portfolios pursue their investment objectives by investing exclusively in other affiliated mutual funds managed by EIM.

Each of the 1290 VT Energy Portfolio, 1290 VT Low Volatility Global Equity Portfolio, 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The ETF Portfolios pursue their investment objectives by investing exclusively in unaffiliated ETFs.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

For each of the above-referenced fund-of-funds Portfolios, the underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

Each of the EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio, EQ/International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio and the ATM International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT Convertible Securities Portfolio, 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Franklin Balanced Managed Volatility Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of EQ Premier VIP Trust, a separate registered investment company managed by EIM.

The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

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June 30, 2020 (Unaudited)

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

1290 VT Energy Portfolio — Seeks long-term capital appreciation.

1290 VT Low Volatility Global Equity Portfolio — Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

1290 VT DoubleLine Dynamic Allocation Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to achieve total return from long-term capital appreciation and income.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers, Inc. (“AXA IM”) and Post Advisory Group, LLC) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity Portfolio (sub-advised by AXA Rosenberg Investment Management LLC) — Seeks to achieve long-term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long-term capital appreciation.

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June 30, 2020 (Unaudited)

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/AXA Investment Managers Moderate Allocation Portfolio (sub-advised by AXA IM) — Seeks long-term total return while managing portfolio volatility.

EQ/BlackRock Basic Value Equity Portfolio (sub-advised by BlackRock) — Seeks to achieve capital appreciation and secondarily, income.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

EQ/Capital Group Research Portfolio (formerly, EQ/Capital Guardian Research Portfolio) (sub-advised by Capital International, Inc.) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long-term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) —Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC) — Seeks to achieve long-term capital appreciation.

EQ/First Trust Moderate Growth Allocation Portfolio (sub-advised by First Trust Advisors L.P.) — Seeks long-term total return while managing portfolio volatility.

EQ/Franklin Balanced Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Advisers, Inc. (“Franklin Advisers”)) — Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC (“Franklin Mutual”)) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Franklin Strategic Income Portfolio (sub-advised by Franklin Advisers) — Seeks a high level of current income. A secondary goal is long-term capital appreciation.

EQ/Global Bond PLUS Portfolio (sub-advised by BlackRock and Wells Fargo Asset Management (International) Limited and Wells Capital Management, Inc.) — Seeks to achieve capital growth and current income.

EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/ b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (formerly, EQ/Oppenheimer Global Portfolio) (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Estate Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco International Growth Portfolio (sub-advised by Invesco) — Seeks to achieve long-term growth of capital.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Capital Management LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

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EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, Inc., Thornburg Investment Management, Inc. and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Polen Capital Management, LLC and T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, BlackRock and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC (“Lazard”)) — Seeks to achieve long-term capital appreciation.

EQ/Legg Mason Growth Allocation Portfolio (sub-advised by QS Investors, LLC (“QS Investors”)) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Legg Mason Moderate Allocation Portfolio (sub-advised by QS Investors) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Intrinsic Value Portfolio (formerly, EQ/MFS International Value Portfolio) (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by BNY Mellon Investment Adviser, Inc.) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

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EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation.

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, ClearBridge, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock Financial Management, Inc., DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Technology Portfolio (sub-advised by AB, Allianz Global Investors U.S. LLC and Wellington) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask

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price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such underlying funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

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Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee, generally based upon recommendations provided by a Portfolio’s sub-adviser. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter

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into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), the Portfolio may value the credit default swap at its notional amount in applying certain of the Portfolio’s investment policies and restrictions, but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

During the six months ended June 30, 2020, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, EIM (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The

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Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2020, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

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Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. The value and percentage, based on Total Investments in Securities, of the investments that applied these procedures on June 30, 2020 are as follows:

Portfolios	Market Value	Percentage of Total Investments
1290 VT GAMCO Mergers & Acquisitions Portfolio	$7,745,796	4.5%
1290 VT GAMCO Small Company Value Portfolio	42,140,318	1.6
1290 VT Natural Resources Portfolio	5,844,074	47.6
1290 VT Real Estate Portfolio	11,964,684	42
1290 VT Small Cap Value Portfolio	9,270,085	3.2
1290 VT SmartBeta Equity Portfolio	86,218,082	28.1
ATM International Managed Volatility Portfolio	1,348,337,185	97.7
EQ/AB Dynamic Growth Portfolio	119,091,084	16.7
EQ/AB Dynamic Moderate Growth Portfolio	527,744,000	26.4
EQ/American Century Mid Cap Value Portfolio	33,112,213	7.5
EQ/Emerging Markets Equity PLUS Portfolio	12,290,148	21.5
EQ/Fidelity Institutional AM® Large Cap Portfolio	21,848,724	12
EQ/Franklin Balanced Managed Volatility Portfolio	10,779,531	1.8
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,825,638	0.9
EQ/Global Equity Managed Volatility Portfolio	814,877,080	48.1
EQ/International Core Managed Volatility Portfolio	984,968,473	78.2
EQ/International Equity Index Portfolio	1,351,055,693	97.7
EQ/International Managed Volatility Portfolio	2,091,281,731	97.6
EQ/International Value Managed Volatility Portfolio	828,982,099	96.6
EQ/Invesco Comstock Portfolio	1,290,413	0.7
EQ/Invesco Global Portfolio	117,747,193	36
EQ/Invesco Global Real Estate Portfolio	82,484,466	46.8
EQ/Invesco International Growth Portfolio	119,356,989	70.8
EQ/Janus Enterprise Portfolio	17,350,832	1.5
EQ/Large Cap Growth Managed Volatility Portfolio	26,380,292	0.6
EQ/Large Cap Value Managed Volatility Portfolio	18,757,986	0.5
EQ/Lazard Emerging Markets Equity Portfolio	250,043,466	78.1
EQ/MFS International Growth Portfolio	967,245,449	83.2
EQ/MFS International Intrinsic Value Portfolio	753,513,724	78
EQ/MFS Mid Cap Focused Growth Portfolio	7,388,751	2.1
EQ/MFS Technology Portfolio	12,550,598	2.4
EQ/MFS Utilities Portfolio	44,277,892	24.4
EQ/Mid Cap Value Managed Volatility Portfolio	3,243,430	0.2
EQ/Morgan Stanley Small Cap Growth Portfolio	6,592,279	1.4
EQ/T. Rowe Price Growth Stock Portfolio	34,874,640	1.8
EQ/T. Rowe Price Health Sciences Portfolio	14,257,236	7.4
EQ/Wellington Energy Portfolio	16,785,206	30.7
Multimanager Technology Portfolio	29,143,493	1.9

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Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2019. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Offering costs incurred in connection with the offering of shares of a Portfolio will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

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Offering costs incurred during the year ended December 31, 2019 by the Portfolios shown below were:

Portfolios:	Amounts
1290 VT Moderate Growth Allocation	$17,992
EQ/American Century Moderate Growth Allocation	18,477
EQ/AXA Investment Managers Moderate Allocation	18,477
EQ/First Trust Moderate Growth Allocation	18,477
EQ/Goldman Sachs Growth Allocation	18,477
EQ/Invesco Moderate Growth Allocation	18,477
EQ/Legg Mason Growth Allocation	18,477

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2019, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market declares and distributes daily and Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital

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June 30, 2020 (Unaudited)

gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to capital loss carryforward annual limitation (EQ/Wellington Energy), foreign currency forwards mark to market (EQ/PIMCO Global Real Return), mark to market of futures contracts (EQ/JP Morgan Growth Allocation and EQ/Emerging Markets Equity PLUS), capital loss carryforward (1290 VT Energy, 1290 VT Multi-Alternative Strategies, 1290 VT DoubleLine Dynamic Allocation, 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT High Yield Bond, 1290 VT Natural Resources, EQ/AB Short Duration Government Bond, EQ/Emerging Markets Equity PLUS, EQ/International Equity Index, EQ/MFS Technology, EQ/PIMCO Ultra Short Bond, EQ/T. Rowe Price Health Sciences and EQ/Wellington Energy), post October loss deferrals (1290 VT GAMCO Mergers & Acquisitions, 1290 VT Natural Resources, EQ/Capital Group Research, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/Wellington Energy and Multimanager Core Bond), partnership basis adjustments (1290 VT Multi-Alternative Strategies, 1290 VT Small Cap Value and EQ/MFS Utilities Series), investment in passive foreign investment companies (1290 VT Real Estate, ATM International Managed Volatility, EQ/International Equity Index, EQ/Invesco Global Real Estate and EQ/Invesco International Growth), deferral of losses on offsetting positions (ATM Large Cap Managed Volatility, ATM International Managed Volatility, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Balanced Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Bond PLUS, EQ/Global Equity Managed Volatility, EQ/Goldman Sachs Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Invesco Moderate Allocation, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return, Multimanager Aggressive Equity and Multimanager Core Bond) and wash sale loss deferral (1290 VT Natural Resources, EQ/BlackRock Basic Value Equity, EQ/Common Stock Index, EQ/International Core Managed Volatility, EQ/International Equity Index, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility and Multimanager Technology). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2019 and December 31, 2018 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2019 are presented in the following table:

	Year Ended December 31, 2019		As of December 31, 2019		Year Ended December 31, 2018
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/All Asset Growth Allocation	$5,791,986	$12,322,680	$272,115	$5,948,936	$6,484,636	$10,706,637
EQ/Ultra Conservative Strategy	12,918,242	1,149,729	1,638,763	—	7,565,169	910,732
EQ/Conservative Strategy	11,818,315	3,885,825	776,360	2,733,833	8,821,029	15,362,479
EQ/Conservative Growth Strategy	25,109,011	18,017,362	45,510	14,777,386	19,359,061	30,060,917
EQ/Balanced Strategy	58,336,731	57,726,871	126,586	42,043,876	46,472,198	69,410,059
EQ/Moderate Growth Strategy	114,575,696	157,640,036	455,594	103,505,552	94,683,766	161,966,675
EQ/Growth Strategy	86,119,867	93,252,547	116,977	80,879,560	65,830,820	87,523,261
EQ/Aggressive Growth Strategy	63,088,335	61,289,668	1,327,837	59,685,569	45,867,335	59,318,800
1290 VT Energy	128,364	—	88,847	—	109,132	—
1290 VT Low Volatility Global Equity	377,761	12,689	40,801	—	365,399	2,702
1290 VT Moderate Growth Allocation	479,241	—	30,282	—	—	—
1290 VT Multi-Alternative Strategies	122,632	—	—	—	66,236	3,522

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June 30, 2020 (Unaudited)

	Year Ended December 31, 2019			As of December 31, 2019		Year Ended December 31, 2018
Portfolios:	Distributed Ordinary Income		Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 VT Convertible Securities	$798,817		$656,142	$—	$—	$558,578	$514,352
1290 VT DoubleLine Dynamic Allocation	2,473,051		192,687	179,125	129	2,312,424	—
1290 VT DoubleLine Opportunistic Bond	14,084,886		—	99,657	—	10,532,048	—
1290 VT Equity Income	12,603,376		6,821,611	—	1,669,342	33,783,389	141,613,829
1290 VT GAMCO Mergers & Acquisitions	9,118,105		70,458	—	—	3,690,992	5,736,741
1290 VT GAMCO Small Company Value	19,048,221		81,691,135	—	19,704,189	21,411,767	149,695,689
1290 VT High Yield Bond	11,004,518		—	—	—	11,170,610	—
1290 VT Micro Cap	545,678		14,497,639	654,558	1,333,563	7,278,061	17,841,530
1290 VT Natural Resources	1,044,485		—	—	—	581,651	—
1290 VT Real Estate	1,420,649		152,822	—	—	887,704	—
1290 VT Small Cap Value	1,889,261		11,991,409	—	—	5,662,085	7,192,162
1290 VT SmartBeta Equity	447,010		349,729	44,702	64,487	327,209	758,741
1290 VT Socially Responsible	1,485,926		2,791,280	—	1,377,031	2,928,125	2,584,872
ATM Large Cap Managed Volatility	65,150,183		229,322,750	8,499,896	82,351,496	51,401,717	205,772,238
ATM Mid Cap Managed Volatility	3,108,028		5,869,829	379,306	3,994,701	2,188,550	14,732,083
ATM Small Cap Managed Volatility	19,782,486		43,766,867	3,837,155	3,240,558	14,960,906	72,272,769
ATM International Managed Volatility	53,253,094		5,252,286	9,042,038	—	39,313,722	11,528,764
EQ/500 Managed Volatility	179,149,273		138,353,465	24,701,462	116,145,325	134,323,269	179,730,557
EQ/400 Managed Volatility	6,152,280		17,785,229	—	10,885,048	7,164,237	46,925,652
EQ/2000 Managed Volatility	58,395,624		132,801,756	6,916,150	12,139,510	50,176,392	202,086,782
EQ/International Managed Volatility	61,626,090		1,917,734	11,322,482	—	53,003,361	—
EQ/AB Dynamic Aggressive Growth	1,791,704		2,110,529	924,356	1,142,896	1,061,110	25,131
EQ/AB Dynamic Growth	6,252,708		5,306,617	36,699	35,021	9,055,199	598,113
EQ/AB Dynamic Moderate Growth	51,661,003		49,112,148	19,752,855	6,286,087	33,107,050	22,314,613
EQ/AB Short Duration Government Bond	29,641,586		—	403,043	—	20,858,085	—
EQ/AB Small Cap Growth	3,022,997		177,007,285	—	20,021,862	86,199,422	232,561,276
EQ/American Century Mid Cap Value	5,620,059		255,568	—	1,054,914	1,310,451	44,215
EQ/American Century Moderate Growth Allocation	484,295	#	—	58,392	—	—	—
EQ/AXA Investment Managers Moderate Allocation	290,689		—	13,395	—	—	—
EQ/BlackRock Basic Value Equity	31,641,890		75,796,114	86,103	27,293,114	31,048,909	135,821,955
EQ/Capital Group Research	2,346,134		46,727,367	304,547	—	8,024,248	40,271,361
EQ/ClearBridge Large Cap Growth	884,270		22,641,850	—	1,362,846	3,034,357	27,995,269
EQ/ClearBridge Select Equity Managed Volatility	1,217,039		2,399,633	624,216	820,828	7,123,102	94,831,351
EQ/Common Stock Index	82,735,442		259,451,617	—	74,514,204	76,821,683	273,855,899
EQ/Core Bond Index	159,280,903		—	—	—	165,989,580	—
EQ/Emerging Markets Equity PLUS	1,086,949		—	252,396	743,020	1,076,929	171,200
EQ/Equity 500 Index	98,560,073		114,101,967	990,913	24,217,207	83,057,149	124,782,503
EQ/Fidelity Institutional AM® Large Cap	6,782,872		—	—	—	1,737,060	—
EQ/First Trust Moderate Growth Allocation	509,133		4,192	26,831	10,843	—	—
EQ/Franklin Balanced Managed Volatility	32,129,811		18,310,220	1,226,011	2,099,422	35,040,959	45,123,070
EQ/Franklin Rising Dividends	2,488,504		—	5,750	—	415,162	—
EQ/Franklin Small Cap Value Managed Volatility	5,894,667		14,491,610	1,661,791	3,052,883	4,743,770	31,128,894
EQ/Franklin Strategic Income	5,788,660		449,106	3,751	—	791,075	—
EQ/Global Bond PLUS	4,440,334		—	—	—	4,032,081	—
EQ/Global Equity Managed Volatility	29,789,616		54,530,449	5,920,049	24,726,308	23,621,080	156,210,158
EQ/Goldman Sachs Growth Allocation	1,273,394		396,840	828,913	639,128	—	—

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June 30, 2020 (Unaudited)

	Year Ended December 31, 2019		As of December 31, 2019		Year Ended December 31, 2018
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Goldman Sachs Mid Cap Value	$2,057,567	$298,826	$646,571	$67,187	$202,318	$—
EQ/Goldman Sachs Moderate Growth Allocation	34,948,680	15,177,715	2,626,622	4,852,190	4,851,642	—
EQ/Intermediate Government Bond	133,259,303	—	—	—	121,502,727	—
EQ/International Core Managed Volatility	34,225,685	23,055,941	6,300,143	3,440,926	28,414,407	—
EQ/International Equity Index	44,797,218	—	494,962	—	43,065,988	—
EQ/International Value Managed Volatility	24,757,801	20,086,735	8,891,187	3,573,820	16,949,509	—
EQ/Invesco Comstock	4,685,452	9,995,665	—	1,168,623	4,514,681	8,865,893
EQ/Invesco Global	1,082,056	—	1,115	—	1,045,357	7,627,329
EQ/Invesco Global Real Estate	18,362,654	1,095,204	—	999,918	1,116,519	—
EQ/Invesco International Growth	6,247,926	—	395,590	—	353,196	—
EQ/Invesco Moderate Allocation	2,928,573	—	1,058,847	1,688,480	2,497,863	554,540
EQ/Invesco Moderate Growth Allocation	1,178,081	161,253	289,407	212,083	—	—
EQ/Janus Enterprise	1,921,019	64,506,879	—	13,725,611	2,896,583	49,842,327
EQ/JPMorgan Growth Allocation	2,121,345	1,893,272	2,137,141	2,063,705	485,791	60,439
EQ/JPMorgan Value Opportunities	8,382,534	8,061,853	9,038,365	3,062,735	30,532,020	29,824,078
EQ/Large Cap Core Managed Volatility	38,961,015	146,100,175	4,498,847	30,790,926	34,396,106	190,826,472
EQ/Large Cap Growth Index	9,447,404	107,256,184	—	13,723,558	17,318,404	78,952,156
EQ/Large Cap Growth Managed Volatility	89,416,697	317,476,785	426,450	108,967,782	63,782,557	377,482,298
EQ/Large Cap Value Index	15,501,839	35,260,423	—	1,250,130	15,940,415	23,047,275
EQ/Large Cap Value Managed Volatility	116,547,539	227,538,067	10,038,622	37,771,197	131,812,196	201,678,112
EQ/Lazard Emerging Markets Equity	14,034,590	356,970	—	1,277,163	497,035	—
EQ/Legg Mason Growth Allocation	490,284	—	32,410	—	—	—
EQ/Legg Mason Moderate Allocation	3,401,926	10,197,777	237,708	3,201	2,059,901	—
EQ/Loomis Sayles Growth	993,570	35,272,189	115,120	8,332,312	1,637,167	62,202,846
EQ/MFS International Growth	18,498,949	36,051,608	308,644	25,226,714	21,873,304	119,601,971
EQ/MFS International Intrinsic Value	8,646,639	—	416,402	2,683,735	—	—
EQ/MFS Mid Cap Focused Growth	975,910	335,401	14,724,678	31,764,520	24,364	—
EQ/MFS Technology	—	—	—	—	—	—
EQ/MFS Utilities Series	4,948,659	864,333	—	31,701	827,225	—
EQ/Mid Cap Index	18,896,915	80,773,388	—	38,447,424	25,872,608	141,221,470
EQ/Mid Cap Value Managed Volatility	25,003,694	103,023,348	3,844,346	23,382,539	35,487,213	143,907,070
EQ/Money Market	18,091,250	—	5,991	1,500	14,190,580	—
EQ/Morgan Stanley Small Cap Growth	9,820,508	27,989,706	—	2,066,880	11,522,630	33,794,315
EQ/PIMCO Global Real Return	3,789,498	—	1,223,488	—	2,349,702	—
EQ/PIMCO Real Return	2,429,733	—	3,363,418	—	529,678	13,165
EQ/PIMCO Total Return	12,483,460	—	42,588	—	2,587,370	—
EQ/PIMCO Ultra Short Bond	33,505,855	—	—	—	30,052,485	—
EQ/Quality Bond PLUS	26,405,386	—	13,125	—	27,288,186	—
EQ/Small Company Index	12,590,409	70,703,965	—	—	18,198,958	92,134,873
EQ/T. Rowe Price Growth Stock	—	38,356,853	—	13,535,592	11,936,026	98,399,216
EQ/T. Rowe Price Health Sciences	—	—	—	—	—	—
EQ/Wellington Energy	260,638	—	—	—	90,822	—
Multimanager Aggressive Equity	29,925,303	85,969,589	5,659,057	12,028,940	28,485,650	92,629,355
Multimanager Core Bond	26,319,874	—	370,937	—	21,428,484	—
Multimanager Technology	—	111,243,073	—	18,471,574	26,413,818	98,547,388

The following Portfolios had a Return of Capital during the year ended December 31, 2019:

Portfolios:	Return of Capital
1290 VT GAMCO Mergers & Acquisitions	$2,978,868
1290 VT Real Estate	57,584
1290 VT Small Cap Value	1,057,636
EQ/Small Company Index	863,108
EQ/Wellington Energy	484,221

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June 30, 2020 (Unaudited)

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2018:

Portfolios:	Return of Capital
1290 VT Micro Cap	$75,384
1290 VT Real Estate	208,962
1290 VT Small Cap Value	1,275,430
ATM Mid Cap Managed Volatility	87,105
ATM Small Cap Managed Volatility	488,653
AXA 400 Managed Volatility	323,309
AXA 2000 Managed Volatility	1,959,489
EQ/American Century Mid Cap Value	229,137
EQ/Global Bond PLUS	153,334
EQ/Lazard Emerging Markets	123,936
AXA/Legg Mason Strategic Allocation	86,960
EQ/MFS Utilities Series	33,338
AXA Mid Cap Value Managed Volatility	1,229,005

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2020)	Converted to USD (as of June 30, 2020)
EQ/Global Equity Managed Volatility	94,081,601	$1,246,052
EQ/International Core Managed Volatility	1,386,303	18,361
EQ/Invesco Global	26,069,195	345,270
EQ/MFS International Growth	49,402,291	654,302

A portion of 1290 VT DoubleLine Dynamic Allocation, 1290 VT Energy, 1290 VT Equity Income, 1290 VT High Yield Bond, 1290 VT Natural Resources, EQ/Emerging Markets Equity PLUS, EQ/Wellington Energy and EQ/Invesco Moderate Allocation’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations. The following Portfolios utilized net capital loss carryforwards during 2019 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses Carried Forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
1290 VT Energy	$3,655	$—	$35,419	$118,385
1290 VT Multi-Alternative Strategies	—	—	28,806	33,717
1290 VT DoubleLine Dynamic Allocation	—	135,610	246,202	21,541
1290 VT DoubleLine Opportunistic Bond	1,589,700	—	1,427,392	2,255,997
1290 VT Equity Income	—	—	772,465	3,289,158
1290 VT GAMCO Mergers & Acquisitions	—	—	854,036	—
1290 VT High Yield Bond	27,166	—	2,806,026	8,265,992
1290 VT Natural Resources	—	—	478,354	1,415,262
EQ/International Managed Volatility	3,291,414	1,221,911	—	—
EQ/AB Dynamic Aggressive Growth	200,222	23,728	—	—
EQ/AB Dynamic Growth	2,915,873	211,905	—	—
EQ/AB Short Duration Government Bond	820,531	—	2,616,151	8,516,012
EQ/Core Bond Index	5,993,139	—	—	12,904,477
EQ/Emerging Markets Equity PLUS	683,263	996,031	252,057	313,264
EQ/Fidelity Institutional AM® Large Cap	10,162,686	—	2,039,562	—
EQ/Global Bond PLUS	986,435	581,160	—	—

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June 30, 2020 (Unaudited)

	Utilized		Losses Carried Forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Goldman Sachs Mid Cap Value	$134,760	$—	$—	$—
EQ/Intermediate Government Bond	9,515,473	—	793,492	34,070,151
EQ/International Equity Index	—	10,295,271	649,196	38,130,807
EQ/Invesco Global	—	—	1,108,925	33,613
EQ/Invesco International Growth	34,240	—	—	—
EQ/Invesco Moderate Allocation	3,401,580	2,263,919	870,163	1,389,197
EQ/JPMorgan Growth Allocation	512,473	641,265	—	—
EQ/Legg Mason Moderate Allocation	2,223,638	79,363	—	—
EQ/MFS Mid Cap Focused Growth	764,267	—	—	—
EQ/MFS Technology	—	—	4,014,228	—
EQ/MFS Utilities Series	110,813	—	—	—
EQ/PIMCO Ultra Short Bond	—	—	—	22,797,606
EQ/Quality Bond PLUS	5,810,705	8,036,260	—	4,483,536
EQ/T. Rowe Price Health Sciences	—	—	3,278,481	58,163
EQ/Wellington Energy	—	—	9,128,605	11,072,371
Multimanager Core Bond	2,900,217	8,560,648	—	—

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

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June 30, 2020 (Unaudited)

At June 30, 2020, the Portfolio had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower:

						Unfunded Commitment		Funded Commitment		Total Commitment
Portfolio	Security Description	Term	Maturity Dated	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
EQ/Franklin Strategic Income	24 Hour Fitness Worldwide, Inc.	Term Loan	06/21/2021	10.00%	ICE LIBOR USD 6 Month + 10.00%	$122,216	$118,550	$30,554	$29,637	$152,770	$148,187
EQ/Franklin Strategic Income	Pathway Vet Alliance LLC	Term Loan	03/31/2027	0.00%	0.00%	$2,688	$2,613	$—	$—	$2,688	$2,613

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

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Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to -market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period,

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these investments earn no interest or dividends. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/ PIMCO Total Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2020. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by

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and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian. As of June 30, 2020, collateral pledged by counterparties to 1290 VT DoubleLine Dynamic Allocation for OTC derivatives consisted of $742,919 in the form of a U.S. Treasury Bill.

Cash and Statement of Cash Flows:

In accordance with GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the six months ended June 30, 2020, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Repurchase Agreements:

During the six months ended June 30, 2020, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

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Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Joint Repurchase Agreements:

During the six months ended June 30, 2020, certain Portfolios have transferred cash collateral received from the securities lending program to a joint account at JPMorgan, the lending agent. The joint account aggregates cash collateral received from the participating Portfolios, along with other customers of JPMorgan, in order to execute joint repurchase agreement transactions with various counterparties (the “Joint Repurchase Agreements”). As such, each Portfolio has a proportionate interest in one or more of the Joint Repurchase Agreements. The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities, U.S. Government Agency Securities, Supranational/Non-U.S. Agency or U.S. Equity Securities and are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to cause JPMorgan to liquidate the collateral. JPMorgan shall indemnify the Portfolios against a decline in the value of the collateral below the agreed upon repurchase price. However, the execution of such actions may result in the delay of realization of the collateral by the Portfolios. The details of the proportionate share of the Joint Repurchase Agreements open at June 30, 2020 for the Portfolios are reflected in each Portfolio’s Portfolio of Investments. At June 30, 2020, the Joint Repurchase Agreements (on a gross basis, including other customers of JPMorgan) in which the Portfolios participated were as follows:

Cantor Fitzgerald & Co., 0.09%, dated 6/30/20, due 7/1/20, repurchase price $150,000,375, collateralized by various U.S. Government Agency Securities, ranging from 0.640% - 9.500%, maturing 12/1/20 - 2/20/70; total market value $153,000,000.

Citigroup Global Markets Ltd., 0.10%, dated 6/30/20, due 7/1/20, repurchase price $100,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.304% - 2.250%, maturing 3/31/21 - 2/15/43; total market value $102,000,094.

Deutsche Bank AG, 0.22%, dated 6/30/20, due 7/1/20, repurchase price $100,000,611, collateralized by various Foreign Government Agency Securities, ranging from 0.000% - 7.000%, maturing 7/14/20 - 7/31/34, U.S. Government Treasury Securities, 0.000%, maturing 8/15/39; total market value $102,000,054.

Deutsche Bank AG, 0.33%, dated 6/30/20, due 7/1/20, repurchase price $50,000,458, collateralized by various Common Stocks, U.S. Government Treasury Securities, 2.125%, maturing 9/30/21; total market value $55,560,185.

Deutsche Bank Securities, Inc., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $250,000,486, collateralized by various U.S. Government Treasury Securities, 0.500%, maturing 6/30/27; total market value $255,000,012.

NBC Global Finance Ltd., 0.20%, dated 6/30/20, due 7/1/20, repurchase price $150,000,833, collateralized by various Common Stocks; total market value $166,694,010.

NBC Global Finance Ltd., 0.28%, dated 6/30/20, due 7/7/20, repurchase price $150,008,167, collateralized by various Common Stocks; total market value $166,700,217.

Nomura Securities Co. Ltd., 0.07%, dated 6/30/20, due 7/1/20, repurchase price $200,000,389, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.875%, maturing 4/15/21 - 11/15/49; total market value $204,000,000.

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Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $100,001,556, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 7/9/20 - 8/15/48; total market value $102,000,008.

Societe Generale SA, 0.08%, dated 6/30/20, due 7/7/20, repurchase price $250,003,889, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 7/14/20 - 2/15/50; total market value $255,000,000.

Societe Generale SA, 0.21%, dated 6/30/20, due 7/1/20, repurchase price $50,000,292, collateralized by various Common Stocks, U.S. Government Treasury Securities, 1.125%, maturing 2/28/22; total market value $55,560,882.

Securities Lending:

During the six months ended June 30, 2020, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements or government money market funds and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Portfolios within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to

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make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At June 30, 2020, the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

Market and Credit Risk:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, foreign securities, forward settling transactions and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of June 30, 2020, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Portfolio is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. It is expected that LIBOR will be discontinued at the end of 2021. Financial industry groups have begun planning for a transition to the use of a different benchmark, but the transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less

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government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level, and the risk that events such as natural disasters or pandemics could adversely effect the national or global economy.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active

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trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT Convertible Securities	0.700%	0.680%	0.660%	0.640%	0.630%
1290 VT DoubleLine Dynamic Allocation	0.750	0.700	0.675	0.650	0.625
1290 VT DoubleLine Opportunistic Bond	0.600	0.575	0.550	0.530	0.520
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625

1483

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/AB Short Duration Government Bond	0.450%	0.430%	0.410%	0.390%	0.380%
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/AXA Investment Managers Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/BlackRock Basic Value Equity	0.600	0.550	0.525	0.500	0.475
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Select Equity Managed Volatility	0.700	0.665	0.635	0.610	0.560
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/First Trust Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Balanced Managed Volatility	0.650	0.615	0.585	0.560	0.510
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560
EQ/Franklin Strategic Income	0.590	0.490	0.440	0.430	0.370
EQ/Global Bond PLUS	0.550	0.530	0.510	0.490	0.480
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global	0.850	0.800	0.775	0.750	0.725
EQ/Invesco Global Real Estate	0.735	0.700	0.675	0.650	0.625
EQ/Invesco International Growth	0.710	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875
EQ/Legg Mason Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Legg Mason Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625

1484

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/MFS Utilities Series	0.730%	0.700%	0.670%	0.650%	0.625%
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Total Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/lnternational Managed Volatility	0.450	0.425	0.400	0.375	0.350
EQ/Aggressive Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Balanced Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Conservative Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Conservative Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Ultra Conservative Strategy	0.1000	0.0925	0.0900	0.0875	0.0850

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Energy	0.500%	0.450%	0.425%
1290 VT Low Volatility Global Equity	0.500	0.450	0.425
1290 VT Multi-Alternative Strategies	0.500	0.450	0.425
1290 VT Natural Resources	0.500	0.450	0.425
1290 VT Real Estate	0.500	0.450	0.425
1290 VT Socially Responsible	0.500	0.450	0.425
EQ/Common Stock Index	0.350	0.300	0.275
EQ/Core Bond Index	0.350	0.300	0.275
EQ/Equity 500 Index	0.250	0.200	0.175
EQ/Intermediate Government Bond	0.350	0.300	0.275
EQ/International Equity Index	0.400	0.350	0.325
EQ/Large Cap Growth Index	0.350	0.300	0.275

1485

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
EQ/Large Cap Value Index	0.350	0.300	0.275
EQ/Mid Cap Index	0.350	0.300	0.275
EQ/Small Company Index	0.250	0.200	0.175

With the exception of the EQ/All Asset Growth Allocation Portfolio, ETF Portfolios, and Strategic Allocation Series Portfolios, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolios, including the fees of the Sub-Advisers.

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC, formerly, AXA Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2020, the three trusts in the complex reimbursed EIM for $248,900 of the Chief Compliance Officer’s compensation, including $213,933 reimbursed by the Trust.

Note 3	Administrative Fees

EIM serves as Administrator to the Trust. As Administrator, EIM provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, EIM makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. EIM may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays EIM an annual fee payable monthly as follows:

Each of the 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/ American Century Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Legg Mason Growth Allocation Portfolio, EQ/Legg Mason Moderate Allocation Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, the EQ/All Asset Growth Allocation Portfolio, Strategic Allocation Series Portfolios, together with each series of the EQ Premier VIP Trust (“VIP”), a separate registered investment company managed by EIM, paid the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee. The below shows the asset based administration fee rates based on aggregate average daily net assets of the above mentioned Portfolios:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0800% on assets thereafter

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June 30, 2020 (Unaudited)

All other Portfolios each pay the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the Portfolios

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0800% on assets thereafter

Pursuant to a sub-administration arrangement with EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of EIM.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of June 30, 2020, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

EIM has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses (with respect to certain Portfolios) and extraordinary expenses) through April 30, 2021 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which EIM has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation†	1.25	%*	1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	0.95	*	0.95	*	0.70	*
EQ/Conservative Strategy	0.95	*	0.95	*	0.70	*
EQ/Conservative Growth Strategy	1.00	*	1.00	*	0.75	*
EQ/Balanced Strategy	1.05	*	1.05	*	0.80	*

1487

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June 30, 2020 (Unaudited)

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+		Class IB+		Class K
EQ/Moderate Growth Strategy	1.10	%*	1.10	%*	0.85	%*
EQ/Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Aggressive Growth Strategy	N/A		1.15	*	0.90	*
1290 VT Energy	N/A		0.90	*	0.65	*
1290 VT Low Volatility Global Equity	N/A		0.90	*	0.65	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	0.85	*
1290 VT Multi-Alternative Strategies	N/A		1.65	*	1.40	*
1290 VT Convertible Securities	N/A		1.15	*	0.90	*
1290 VT DoubleLine Dynamic Allocation	N/A		1.20	*	0.95	*
1290 VT DoubleLine Opportunistic Bond	N/A		0.95	*	0.70	*
1290 VT Equity Income	0.95		0.95		0.70
1290 VT GAMCO Small Company Value	1.10		1.10		0.85
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90		0.65
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity†	N/A		1.10		0.85
1290 VT Socially Responsible	1.15		1.15		0.90
ATM Large Cap Managed Volatility	0.85		0.85		0.60
ATM Mid Cap Managed Volatility	0.85		0.85		0.60
ATM Small Cap Managed Volatility	0.85		0.85		0.60
ATM International Managed Volatility	N/A		0.90		0.65
EQ/500 Managed Volatility	0.85		0.85		0.60
EQ/400 Managed Volatility	0.85		0.85		0.60
EQ/2000 Managed Volatility	0.85		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.20	*	0.95	*
EQ/AB Dynamic Growth	N/A		1.20	*	0.95	*
EQ/AB Dynamic Moderate Growth	1.20	*	1.20	*	0.95	*
EQ/AB Short Duration Government Bond	0.80		0.80		0.55
EQ/AB Small Cap Growth	1.00		1.00		0.75
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/AXA Investment Managers Moderate Allocation	N/A		1.20	*	0.95	*
EQ/BlackRock Basic Value Equity	0.95		0.95		0.70
EQ/Capital Group Research	0.97		0.97		0.72
EQ/ClearBridge Large Cap Growth	1.05		1.05		0.80
EQ/Clearbridge Select Equity Managed Volatility	1.05		1.05		0.80
EQ/Core Bond Index	0.72		0.72		0.47
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/First Trust Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/Franklin Balanced Managed Volatility	1.05		1.05		0.80
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	1.10		1.10		0.85
EQ/Franklin Strategic Income	N/A		0.93	*	0.68	*
EQ/Global Bond PLUS	0.95		0.95		0.70
EQ/Global Equity Managed Volatility	1.10		1.10		0.85
EQ/Goldman Sachs Growth Allocation	N/A		1.20	*	0.95	*

1488

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+		Class IB+		Class K
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	%*	0.84	%*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/International Core Managed Volatility	1.05%		1.05		0.80
EQ/International Equity Index	0.79	*	0.79	*	0.54	*
EQ/International Value Managed Volatility	1.05		1.05		0.80
EQ/Invesco Comstock	1.00		1.00		0.75
EQ/Invesco Global	1.15		1.15		0.90
EQ/Invesco Global Real Estate	N/A		1.27	*	1.02	*
EQ/Invesco International Growth	N/A		1.18	*	0.93	*
EQ/Invesco Moderate Allocation	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/Janus Enterprise	1.05		1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.20	*	0.95	*
EQ/JPMorgan Value Opportunities	1.00		1.00		0.75
EQ/Large Cap Core Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Growth Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Value Managed Volatility	0.90		0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A		1.38	*	1.13	*
EQ/Legg Mason Growth Allocation	N/A		1.20	*	0.95	*
EQ/Legg Mason Moderate Allocation	N/A		1.20	*	0.95	*
EQ/Loomis Sayles Growth	1.05		1.05		0.80
EQ/MFS International Growth	1.15		1.15		0.90
EQ/MFS International Intrinsic Value	N/A		1.15	*	0.90	*
EQ/MFS Mid Cap Focused Growth	N/A		1.10	*	0.85	*
EQ/MFS Technology	N/A		1.14	*	0.89	*
EQ/MFS Utilities Series	N/A		1.05	*	0.80	*
EQ/Mid Cap Value Managed Volatility	1.00		1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A		1.15		0.90
EQ/PIMCO Global Real Return	N/A		1.00		0.75
EQ/PIMCO Real Return	N/A		0.75	*	0.50	*
EQ/PIMCO Total Return	N/A		0.75	*	0.50	*
EQ/PIMCO Ultra Short Bond	0.80		0.80		0.55
EQ/Quality Bond PLUS	0.85		0.85		0.60
EQ/T. Rowe Price Growth Stock	1.00		1.00		0.75
EQ/T. Rowe Price Health Sciences	N/A		1.20	*	0.95	*
EQ/Wellington Energy	N/A		1.19	*	0.94	*
Multimanager Aggressive Equity	1.00		1.00		0.75
Multimanager Core Bond	0.90		0.90		0.65
Multimanager Technology	1.20		1.20		0.95

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.
†	This Agreement shall continue in effect with respect to the Portfolio until April 30, 2022.

Prior to June 12, 2020, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses (with respect to certain Portfolios), other expenditures that are

1489

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), did not exceed the following annualized rates:

Portfolio:	Maximum Annual Operating Expense Limit
	Class IA+	Class IB+	Class K
1290 VT SmartBeta Equity	N/A	1.15	0.90

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Prior to June 6, 2020, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses (with respect to certain Portfolios), other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), did not exceed the following annualized rates:

Portfolio:	Maximum Annual Operating Expense Limit
	Class IA+	Class IB+	Class K
EQ/All Asset Growth Allocation	1.35%*	1.35%*	1.10%*

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.

EIM first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to EIM the management fees waived or other expenses assumed and paid for by EIM pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by EIM. During the six months ended June 30, 2020, the following Portfolios incurred recoupment fees:

Portfolios:	Recoupment Fees
EQ/Ultra Conservative Strategy	$94,791
EQ/Conservative Growth Strategy	83,854
EQ/AB Dynamic Growth	35,841
EQ/Invesco International Growth	20,167
EQ/International Equity Index	2,519
EQ/Blackrock Basic Value Equity	79

$237,251

During the six months ended June 30, 2020, EIM voluntarily waived fees for certain Portfolios. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Portfolio and are not eligible for recoupment.

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June 30, 2020 (Unaudited)

During the six months ended June 30, 2020, the Distributor voluntarily waived $400,461 of distribution fees for the EQ/Money Market Portfolio’s Class IA and Class IB shares. This amount is not eligible for recoupment.

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2020, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2020	2021	2022	2023	Total Eligible For Recoupment
EQ/Ultra Conservative Strategy	—	32,086	150,550	36,489	$219,125
EQ/Conservative Strategy	217,377	248,166	124,065	62,718	652,326
EQ/Conservative Growth Strategy	130,954	65,722	—	—	196,676
1290 VT Energy	58,234	108,881	108,432	41,602	317,149
1290 VT Low Volatility Global Equity	60,155	106,657	110,821	47,046	324,679
1290 VT Moderate Growth Allocation	—	—	107,559	42,557	150,116
1290 VT Multi-Alternative Strategies	52,782	120,634	77,327	25,106	275,849
1290 VT Convertible Securities	—	—	120,096	64,125	184,221
1290 VT DoubleLine Dynamic Allocation	—	—	82,436	31,285	113,721
1290 VT DoubleLine Opportunistic Bond	—	—	78,022	119,836	197,858
1290 VT Equity Income	—	—	964,712	435,371	1,400,083
1290 VT High Yield Bond	—	—	145,966	81,060	227,026
1290 VT Micro Cap	138,347	277,579	301,914	147,316	865,156
1290 VT Natural Resources	74,515	119,645	135,849	61,013	391,022
1290 VT Real Estate	57,925	139,839	173,352	66,087	437,203
1290 VT Small Cap Value	169,291	268,799	275,460	120,983	834,533
1290 VT SmartBeta Equity	58,660	92,217	88,977	41,633	281,487
ATM Mid Cap Managed Volatility	48,221	93,453	120,987	58,182	320,843
ATM Small Cap Managed Volatility	23,689	35,768	79,863	46,938	186,258
EQ/400 Managed Volatility	5,353	20,952	44,347	25,616	96,268
EQ/AB Dynamic Aggressive Growth	67,811	208,337	152,098	77,602	505,848
EQ/AB Dynamic Growth	—	16,127	1,465	—	17,592
EQ/AB Short Duration Government Bond	—	—	105,871	70,110	175,981
EQ/American Century Mid Cap Value	—	213,815	1,004,589	468,044	1,686,448
EQ/American Century Moderate Growth Allocation	—	—	123,264	53,315	176,579
EQ/AXA Investment Managers Moderate Allocation	—	—	129,397	45,669	175,066
EQ/BlackRock Basic Value Equity	—	—	—	1,681	1,681
EQ/Capital Group Research	130,405	270,835	264,874	135,125	801,239
EQ/ClearBridge Select Equity Managed Volatility	195,739	319,317	196,138	95,072	806,266
EQ/Emerging Markets Equity PLUS	51,515	87,153	86,462	47,244	272,374
EQ/Fidelity Institutional AM® Large Cap	—	148,274	516,296	200,637	865,207
EQ/First Trust Moderate Growth Allocation	—	—	125,658	51,702	177,360
EQ/Franklin Balanced Managed Volatility	—	—	—	12,694	12,694
EQ/Franklin Rising Dividends	—	90,926	258,091	120,016	469,033
EQ/Franklin Small Cap Value Managed Volatility	75,198	160,260	169,560	110,284	515,302
EQ/Franklin Strategic Income	—	82,013	251,548	108,091	441,652
EQ/Global Bond PLUS	80,059	147,675	176,943	87,434	492,111
EQ/Global Equity Managed Volatility	—	—	1,195,570	531,139	1,726,709
EQ/Goldman Sachs Growth Allocation	—	—	130,271	63,125	193,396
EQ/Goldman Sachs Mid Cap Value	—	68,330	143,738	61,591	273,659

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June 30, 2020 (Unaudited)

Portfolios:	2020	2021	2022	2023	Total Eligible For Recoupment
EQ/Goldman Sachs Moderate Growth Allocation	—	134,066	110,566	74,973	$319,605
EQ/International Equity Index	—	—	61,765	3,961	65,726
EQ/Invesco Comstock	64,042	106,287	127,679	61,169	359,177
EQ/Invesco Global	—	—	313,203	162,727	475,930
EQ/Invesco International Growth	—	—	12,941	—	12,941
EQ/Invesco Moderate Allocation	—	78,655	133,950	66,896	279,501
EQ/Invesco Moderate Growth Allocation	—	—	119,655	46,359	166,014
EQ/Janus Enterprise	—	—	169,056	51,760	220,816
EQ/JPMorgan Growth Allocation	67,982	176,745	119,593	66,156	430,476
EQ/Lazard Emerging Markets Equity	—	82,887	483,279	193,739	759,905
EQ/Legg Mason Growth Allocation	—	—	124,462	48,149	172,611
EQ/Legg Mason Moderate Allocation	—	151,816	173,787	59,220	384,823
EQ/Loomis Sayles Growth	251,781	509,166	490,243	251,529	1,502,719
EQ/MFS International Growth	—	—	983,426	437,941	1,421,367
EQ/MFS International Intrinsic Value	—	243,384	953,581	406,258	1,603,223
EQ/MFS Mid Cap Focused Growth	—	134,698	466,316	234,019	835,033
EQ/MFS Technology	—	47,739	53,791	8,866	110,396
EQ/MFS Utilities Series	—	78,670	250,167	108,023	436,860
EQ/Morgan Stanley Small Cap Growth	126,796	243,767	275,724	134,895	781,182
EQ/PIMCO Global Real Return	85,329	86,830	184,351	92,153	448,663
EQ/PIMCO Real Return	—	90,526	305,610	141,545	537,681
EQ/PIMCO Total Return	—	143,559	576,715	276,926	997,200
EQ/PIMCO Ultra Short Bond	—	—	908,444	448,367	1,356,811
EQ/T. Rowe Price Growth Stock	—	1,028,027	1,533,141	748,697	3,309,865
EQ/T. Rowe Price Health Sciences	—	109,930	331,142	156,922	597,994
EQ/Wellington Energy	—	58,043	125,184	51,062	234,289
Multimanager Core Bond	389,324	721,700	865,404	456,051	2,432,479
Multimanager Technology	—	—	1,715,717	863,476	2,579,193

Note 7	Percentage of Ownership by Affiliates

At June 30, 2020, Equitable Financial held investments in each of the Portfolios as follows:

Portfolio:	Percentage of Ownership
1290 VT Energy	22%
1290 VT Convertible Securities	41

Shares of the Portfolios may be held as underlying investments by the EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios of the Trust, and each series of the EQ Premier VIP Trust. The following tables represent the percentage of ownership that each of the EQ/All Asset Growth Allocation Portfolio, Strategic Allocation Series Portfolios, and each series of the EQ Premier VIP Trust has in each respective Portfolio’s net assets as of June 30, 2020.

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Low Volatility Global Equity	75.97%
1290 VT Convertible Securities	37.79
1290 VT DoubleLine Opportunistic Bond	1.56
1290 VT Equity Income	1.74
1290 VT GAMCO Mergers & Acquisitions	10.00

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Portfolios:	EQ/All Asset Growth Allocation
1290 VT GAMCO Small Company Value	0.99%
1290 VT High Yield Bond	6.03
1290 VT Natural Resources	58.53
1290 VT Real Estate	54.78
EQ/AB Small Cap Growth	1.71
EQ/BlackRock Basic Value Equity	1.08
EQ/Emerging Markets Equity PLUS	15.13
EQ/Global Bond PLUS	9.60
EQ/Intermediate Government Bond	0.07
EQ/International Equity Index	0.70
EQ/Invesco Comstock	8.83
EQ/Janus Enterprise	0.18
EQ/JPMorgan Value Opportunities	2.95
EQ/Loomis Sayles Growth	3.21
EQ/MFS International Growth	2.53
EQ/PIMCO Global Real Return	15.56
EQ/PIMCO Ultra Short Bond	0.58
EQ/T. Rowe Price Growth Stock	1.23
Multimanager Core Bond	0.82

Portfolios:	EQ/Ultra Conservative Strategy	EQ/Conservative Strategy	EQ/Conservative Growth Strategy	EQ/Balanced Strategy	EQ/Moderate Growth Strategy	EQ/Growth Strategy	EQ/Aggressive Growth Strategy
EQ/500 Managed Volatility	1.08%	1.17%	4.05%	11.48%	27.64%	24.28%	28.00%
EQ/400 Managed Volatility	1.00	0.67	2.06	5.49	15.04	13.65	15.51
EQ/2000 Managed Volatility	1.00	1.13	3.96	11.19	25.78	22.73	22.05
EQ/International Managed Volatility	1.03	1.18	4.11	11.50	27.87	24.42	25.64
EQ/AB Short Duration Government Bond	—	5.38	7.05	13.23	21.01	11.73	6.94
EQ/Core Bond Index	—	3.75	4.93	9.25	14.73	8.15	4.96
EQ/Intermediate Government Bond	15.89	3.75	4.97	9.32	14.61	8.17	5.14

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate- Plus Allocation	EQ/Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	11.77%	8.59%	37.57%	26.43%	4.31%
1290 VT Equity Income	1.68	2.81	17.27	26.96	14.65
1290 VT GAMCO Small Company Value	0.08	0.36	3.29	6.55	2.55
1290 VT High Yield Bond	6.84	5.59	26.94	18.65	2.21
1290 VT Micro Cap	1.05	3.27	26.32	47.25	20.76
1290 VT Small Cap Value	—	1.94	16.75	27.75	9.33

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June 30, 2020 (Unaudited)

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate- Plus Allocation	EQ/Aggressive Allocation
ATM Large Cap Managed Volatility	2.55%	4.26%	26.68%	43.27%	23.24%
ATM Mid Cap Managed Volatility	5.94	9.61	31.34	34.59	18.52
ATM Small Cap Managed Volatility	0.51	2.76	26.66	49.51	20.56
ATM International Managed Volatility	1.29	3.34	29.60	44.48	21.28
EQ/AB Small Cap Growth	0.16	0.74	7.47	16.89	5.56
EQ/American Century Mid Cap Value	0.57	0.91	5.31	6.49	1.85
EQ/BlackRock Basic Value Equity	0.50	0.90	5.74	9.88	5.74
EQ/Core Bond Index	3.28	2.47	12.10	8.60	0.96
EQ/Franklin Small Cap Value Managed Volatility	—	1.56	16.98	29.94	13.84
EQ/Global Bond PLUS	8.77	6.76	32.50	4.78	—
EQ/Global Equity Managed Volatility	0.38	0.98	8.75	14.58	6.82
EQ/Intermediate Government Bond	3.85	2.94	14.29	10.19	1.12
EQ/International Core Managed Volatility	0.32	0.95	8.30	12.89	5.41
EQ/International Equity Index	0.05	0.13	0.86	1.26	1.10
EQ/International Value Managed Volatility	0.58	1.49	12.83	17.71	8.98
EQ/Janus Enterprise	0.43	0.87	1.88	2.90	1.05
EQ/JPMorgan Value Opportunities	1.32	2.19	13.64	21.59	8.61
EQ/Large Cap Core Managed Volatility	0.75	1.27	8.75	14.68	7.84
EQ/Large Cap Growth Index	0.08	0.12	0.52	1.02	0.38
EQ/Large Cap Growth Managed Volatility	0.20	0.36	2.35	3.63	2.40
EQ/Large Cap Value Managed Volatility	0.21	0.51	3.61	5.88	3.34
EQ/Loomis Sayles Growth	0.99	1.51	9.49	15.31	9.74
EQ/MFS International Growth	0.77	2.00	17.85	27.65	13.29
EQ/Morgan Stanley Small Cap Growth	0.57	2.02	17.32	34.98	16.12
EQ/PIMCO Ultra Short Bond	10.09	7.89	37.57	25.81	2.51
EQ/Quality Bond PLUS	2.27	2.36	11.29	7.44	0.90
EQ/T. Rowe Price Growth Stock	0.21	0.33	2.09	3.22	1.07
Multimanager Core Bond	6.33	6.44	30.72	21.44	2.18

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June 30, 2020 (Unaudited)

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.95%	5.53%	3.28%	1.70%	0.07%
EQ/American Century Mid Cap Value	0.25	1.01	0.58	0.48	0.06
EQ/BlackRock Basic Value Equity	0.07	0.28	0.26	0.26	0.12
EQ/Core Bond Index	0.13	0.29	0.16	0.06	—	#
EQ/Emerging Markets Equity PLUS	2.29	13.80	14.16	11.87	3.47
EQ/Equity 500 Index	0.13	0.74	0.91	0.86	0.25
EQ/Global Bond PLUS	1.51	3.66	2.02	0.79	—
EQ/International Equity Index	0.21	1.36	1.50	1.31	0.38
EQ/Janus Enterprise	0.09	0.32	0.19	0.15	0.01
EQ/MFS International Growth	0.16	0.85	0.99	0.88	0.33
EQ/PIMCO Ultra Short Bond	0.24	0.58	0.31	0.13	—
EQ/Quality Bond PLUS	0.34	0.79	0.43	0.19	—
EQ/Small Company Index	0.12	1.03	1.47	1.27	0.46
Multimanager Aggressive Equity	0.05	0.21	0.16	0.13	0.08

#	Percentage of ownership is less than 0.005%.

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Substitution, Reorganization and In-Kind Transaction

The following transactions occurred during 2020:

After the close of business on June 5, 2020, EQ/All Asset Growth Allocation Portfolio acquired the net assets of the CharterSM Aggressive Growth Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/All Asset Growth Allocation Portfolio issuing 715,460 Class IB shares (valued at $14,542,181) in exchange for 1,488,888 Class B shares of the CharterSM Aggressive Growth Portfolio. Cash in the amount of $14,573,384 held by CharterSM Aggressive Growth Portfolio was the principal asset acquired by EQ/All Asset Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/All Asset Growth Allocation Portfolio were recorded at fair value. CharterSM Aggressive Growth Portfolio’s net assets at the merger date of $14,542,181 were combined with those of EQ/All Asset Growth Allocation Portfolio.

After the close of business on June 5, 2020, EQ/All Asset Growth Allocation Portfolio acquired the net assets of the CharterSM Growth Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with identical investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/All Asset Growth Allocation Portfolio issuing 1,095,212 Class IB shares (valued at $22,260,869) in exchange for 2,275,637 Class B shares of the CharterSM Growth Portfolio. Cash in the amount of $22,290,594 held by CharterSM Growth Portfolio was the principal asset acquired by EQ/All Asset Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/All Asset Growth Allocation Portfolio were recorded at fair value. CharterSM Growth Portfolio’s net assets at the merger date of $22,260,869 were combined with those of EQ/All Asset Growth Allocation Portfolio.

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June 30, 2020 (Unaudited)

After the close of business on June 5, 2020, EQ/All Asset Growth Allocation Portfolio acquired the net assets of the CharterSM Moderate Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/All Asset Growth Allocation Portfolio issuing 1,739,444 Class IB shares (valued at $35,355,287) in exchange for 3,490,377 Class B shares of the CharterSM Moderate Portfolio. Cash in the amount of $35,403,181 held by CharterSM Moderate Portfolio was the principal asset acquired by EQ/All Asset Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/All Asset Growth Allocation Portfolio were recorded at fair value. CharterSM Moderate Portfolio’s net assets at the merger date of $35,355,287 were combined with those of EQ/All Asset Growth Allocation Portfolio.

After the close of business on June 5, 2020, EQ/All Asset Growth Allocation Portfolio acquired the net assets of the CharterSM Moderate Growth Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/All Asset Growth Allocation Portfolio issuing 1,672,743 Class IB shares (valued at $33,999,564) in exchange for 3,372,269 Class B shares of the CharterSM Moderate Growth Portfolio. Cash in the amount of $34,041,299 held by CharterSM Moderate Growth Portfolio was the principal asset acquired by EQ/All Asset Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/All Asset Growth Allocation Portfolio were recorded at fair value. CharterSM Moderate Growth Portfolio’s net assets at the merger date of $33,999,564 were combined with those of EQ/All Asset Growth Allocation Portfolio.

Assuming the four acquisitions described above had been completed January 1, 2020, the beginning of the annual reporting period of EQ/All Asset Growth Allocation Portfolio, pro forma results of operations for the six months ended June 30, 2020 would include net investment loss of $(584,880) and net realized and unrealized loss of $(27,862,092), resulting in a decrease in net assets from operations of $(28,446,972). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Aggressive Growth Portfolio, CharterSM Growth Portfolio, CharterSM Moderate Portfolio and CharterSM Moderate Growth Portfolio that have been included in EQ/All Asset Growth Allocation Portfolio’s Statement of Operations since the merger date, June 5, 2020.

Prior to the four combinations described above, the net assets of the EQ/All Asset Growth Allocation Portfolio totaled $291,649,656. Immediately after the combinations, the net assets of the EQ/All Asset Growth Allocation Portfolio totaled $397,807,557.

After the close of business on June 5, 2020, EQ/Aggressive Growth Strategy Portfolio acquired the net assets of the EQ/Franklin Templeton Allocation Managed Volatility Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Aggressive Growth Strategy Portfolio issuing 61,180,823 Class IB shares (valued at $967,917,134) in exchange for 138,760,390 Class IB shares of the EQ/Franklin Templeton Allocation Managed Volatility Portfolio. The securities held by EQ/Franklin Templeton Allocation Managed Volatility Portfolio, with a fair value of $418,141,319 and identified cost of $398,080,557, and cash in the amount of $550,118,074, at June 5, 2020, were the principal assets acquired by EQ/Aggressive Growth Strategy Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Aggressive Growth Strategy Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Franklin Templeton Allocation Managed Volatility Portfolio was carried forward to align ongoing reporting of EQ/Aggressive Growth Strategy Portfolio’s realized and unrealized gains and losses with amounts

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June 30, 2020 (Unaudited)

distributable to contractholders for tax purposes. EQ/Franklin Templeton Allocation Managed Volatility Portfolio’s net assets at the merger date of $967,917,134, including $20,060,762 of unrealized appreciation, $(1,275,612) of undistributed net investment loss and $(468,023) of undistributed net realized loss on investments, were combined with those of EQ/Aggressive Growth Strategy Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Aggressive Growth Strategy Portfolio, pro forma results of operations for the six months ended June 30, 2020 would include net investment loss of $(11,617,838) and net realized and unrealized loss of $(309,580,284), resulting in a decrease in net assets from operations of $(321,198,122). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Franklin Templeton Allocation Managed Volatility Portfolio that have been included in EQ/Aggressive Growth Strategy Portfolio’s Statement of Operations since the merger date, June 5, 2020. Prior to the combination, the net assets of the EQ/Aggressive Growth Strategy Portfolio totaled $3,990,090,801. Immediately after the combination, the net assets of the EQ/Aggressive Growth Strategy Portfolio totaled $4,958,007,935.

After the close of business on June 5, 2020, EQ/Capital Group Research Portfolio acquired the net assets of the EQ/UBS Growth and Income Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Capital Group Research Portfolio issuing 3,579,588 Class IB shares (valued at $97,316,445) in exchange for 11,022,585 Class IB shares of the EQ/UBS Growth and Income Portfolio. The securities held by EQ/UBS Growth and Income Portfolio, with a fair value of $49,860,039 and identified cost of $35,642,787, and cash in the amount of $47,488,529, at June 5, 2020, were the principal assets acquired by EQ/Capital Group Research Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Capital Group Research Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/UBS Growth and Income Portfolio was carried forward to align ongoing reporting of EQ/Capital Group Research Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. EQ/UBS Growth and Income Portfolio’s net assets at the merger date of $97,316,445. Including $14,217,252 of unrealized appreciation, $26,997 of undistributed net investment income and $(207,456) of undistributed net realized loss on investments, were combined with those of EQ/Capital Group Research Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Capital Group Research Portfolio, pro forma results of operations for the six months ended June 30, 2020 would include net investment income of $627,243 and net realized and unrealized loss of $(10,102,629) resulting in a decrease in net assets from operations of $(9,475,386). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/UBS Growth and Income Portfolio that have been included in EQ/Capital Group Research Portfolio’s Statement of Operations since the merger date, June 5, 2020. Prior to the combination, the net assets of the EQ/Capital Group Research Portfolio totaled $422,592,961. Immediately after the combination, the net assets of the EQ/Capital Group Research Portfolio totaled $519,909,406.

After the close of business on June 5, 2020, EQ/Janus Enterprise Portfolio acquired the net assets of the Multimanager Mid Cap Growth Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Janus Enterprise Portfolio issuing 694,458 Class IA shares, 6,697,571 Class IB shares and 4,763,159 Class K shares (valued at $14,434,784, $137,001,812 and $101,116,936, respectively) in exchange for 1,333,057 Class IA shares, 13,620,627 Class IB shares and 9,055,850 Class K shares of the Multimanager Mid Cap Growth Portfolio. The securities held by

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June 30, 2020 (Unaudited)

Multimanager Mid Cap Growth Portfolio, with a fair value of $251,560,985 and identified cost of $169,497,269, and cash in the amount of $1,102,428, at June 5, 2020, were the principal assets acquired by EQ/Janus Enterprise Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Janus Enterprise Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Mid Cap Growth Portfolio was carried forward to align ongoing reporting of EQ/Janus Enterprise Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. Multimanager Mid Cap Growth Portfolio’s net assets at the merger date of $252,553,532, including $82,063,716 of unrealized appreciation, $(227,259) of undistributed net investment loss and $(686,940) of undistributed net realized loss on investments, were combined with those of EQ/Janus Enterprise Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Janus Enterprise Portfolio, pro forma results of operations for the six months ended June 30, 2020 would include net investment loss of $(654,664) and net realized and unrealized loss of $(78,865,950), resulting in a decrease in net assets from operations of $(79,520,614). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Mid Cap Growth Portfolio that have been included in EQ/Janus Enterprise Portfolio’s Statement of Operations since the merger date, June 5, 2020. Prior to the combination, the net assets of the EQ/Janus Enterprise Portfolio totaled $1,034,186,908. Immediately after the combination, the net assets of the EQ/Janus Enterprise Portfolio totaled $1,286,740,440.

After the close of business on June 5, 2020, EQ/MFS Technology Portfolio acquired the net assets of the EQ/MFS Technology II Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with substantially similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/MFS Technology Portfolio issuing 7,349,036 Class IB shares (valued at $ 186,754,391) in exchange for 5,111,416 Class IB shares of the EQ/MFS Technology II Portfolio. The securities held by EQ/MFS Technology II Portfolio, with a fair value of $190,201,810 and identified cost of $150,813,331 at June 5, 2020, were the principal assets acquired by EQ/MFS Technology Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/MFS Technology Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/MFS Technology II Portfolio was carried forward to align ongoing reporting of EQ/MFS Technology Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. EQ/MFS Technology II Portfolio’s net assets at the merger date of $186,754,391, including $39,388,479 of unrealized appreciation, $(536,369) of undistributed net investment loss and $(1,066,030) of undistributed net realized loss on investments, were combined with those of EQ/MFS Technology Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/MFS Technology Portfolio, pro forma results of operations for the six months ended June 30, 2020 would include net investment loss of $(1,606,938) and net realized and unrealized gain of $81,555,587 resulting in an increase in net assets from operations of $79,948,649. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/ EQ/MFS Technology II Portfolio that have been included in EQ/MFS Technology Portfolio’s Statement of Operations since the merger date, June 5, 2020. Prior to the combination, the net assets of the EQ/MFS Technology Portfolio totaled $318,579,065. Immediately after the combination, the net assets of the EQ/MFS Technology Portfolio totaled $505,333,456.

After the close of business on June 12, 2020, 1290 VT SmartBeta Equity Portfolio acquired the net assets of the EQ/Templeton Global Equity Managed Volatility Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the 1290 VT SmartBeta Equity Portfolio issuing 20,056,039 Class IB shares and 1,740,982 Class K shares (valued at $269,145,212 and $23,396,616,

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

respectively) in exchange for 223,266 Class IA shares, 29,964,745 Class IB shares and 2,625,147 Class K shares of the EQ/Templeton Global Equity Managed Volatility Portfolio. Cash, in the amount of $290,090,925 in addition to securities held by EQ/Templeton Global Equity Managed Volatility Portfolio which had a fair value of $31,994 at June 12, 2020, were the principal assets acquired by 1290 VT SmartBeta Equity Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT SmartBeta Equity Portfolio were recorded at fair value. EQ/Templeton Global Equity Managed Volatility Portfolio’s net assets at the merger date of $292,541,828, were combined with those of 1290 VT SmartBeta Equity Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of 1290 VT SmartBeta Equity Portfolio, pro forma results of operations for the six months ended June 30, 2020 would include net investment income of $4,669,984 and net realized and unrealized loss of $(76,462,708) resulting in a decrease in net assets from operations of $(71,792,724). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Templeton Global Equity Managed Volatility Portfolio that have been included in 1290 VT SmartBeta Equity Portfolio’s Statement of Operations since the merger date, June 12, 2020. Prior to the combination, the net assets of the 1290 VT SmartBeta Equity Portfolio totaled $30,840,273. Immediately after the combination, the net assets of the 1290 VT SmartBeta Equity Portfolio totaled $323,382,101.

After the close of business on June 12, 2020, EQ/American Century Mid Cap Value Portfolio acquired the net assets of the Multimanager Mid Cap Value Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/American Century Mid Cap Value Portfolio issuing 4,043,088 Class IB shares and 4,072,881 Class K shares (valued at $77,923,836 and $78,502,375, respectively) in exchange for 651,517 Class IA shares, 5,923,373 Class IB shares and 6,476,422 Class K shares of the Multimanager Mid Cap Value Portfolio. The securities held by Multimanager Mid Cap Value Portfolio, with a fair value of $152,887,832 and identified cost of $157,815,976, and cash in the amount of $3,582,494, at June 12, 2020, were the principal assets acquired by EQ/American Century Mid Cap Value Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/American Century Mid Cap Value Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Mid Cap Value Portfolio was carried forward to align ongoing reporting of EQ/American Century Mid Cap Value Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. Multimanager Mid Cap Value Portfolio’s net assets at the merger date of $156,426,211, including $(4,928,144) of unrealized depreciation, $(86,831) of undistributed net investment loss and $(411,773) of undistributed net realized loss on investments, were combined with those of EQ/American Century Mid Cap Value Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/American Century Mid Cap Value Portfolio, pro forma results of operations for the six months ended June 30, 2020 would include net investment income of $3,613,101 and net realized and unrealized loss of $(95,150,374) resulting in a decrease in net assets from operations of $(91,537,273). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Mid Cap Value Portfolio that have been included in EQ/American Century Mid Cap Value Portfolio’s Statement of Operations since the merger date, June 12, 2020. Prior to the combination, the net assets of the EQ/American Century Mid Cap Value Portfolio totaled $292,196,792. Immediately after the combination, the net assets of the EQ/American Century Mid Cap Value Portfolio totaled $448,623,003.

After the close of business on June 12, 2020, 1290 VT Small Cap Value Portfolio acquired the net assets of the CharterSM Small Cap Value Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

funds managed by EIM with similar investment objectives. The reorganization was accomplished by a non-taxable exchange resulting in the 1290 VT Small Cap Value Portfolio issuing 14,920,144 Class IB shares (valued at $120,109,588) in exchange for 14,851,192 Class K shares of the 1290 VT Small Cap Value Portfolio and the principal assets of CharterSM Small Cap Value Portfolio. Cash held in the amount of $601,081 by CharterSM Small Cap Value Portfolio and Class K shares of 1290 VT Small Cap Value Portfolio held by CharterSM Small Cap Value Portfolio were the principal assets acquired by 1290 VT Small Cap Value Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT Small Cap Value Portfolio were recorded at fair value; CharterSM Small Cap Value Portfolio’s net assets at the merger date of $601,081 (excluding the $119,508,507 of Class K shares of the 1290 VT Small Cap Value Portfolio) were combined with those of 1290 VT Small Cap Value Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of 1290 VT Small Cap Value Portfolio, pro forma results of operations for the six months ended June 30, 2020 would include net investment income of $2,028,363 and net realized and unrealized loss of $(108,665,642) resulting in a decrease in net assets from operations of $(106,637,279). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Small Cap Value Portfolio that have been included in 1290 VT Small Cap Value Portfolio’s Statement of Operations since the merger date, June 12, 2020. Prior to the combination, the net assets of the 1290 VT Small Cap Value Portfolio totaled $290,804,323. Immediately after the combination, the net assets of the 1290 VT Small Cap Value Portfolio totaled $291,405,404.

After the close of business on June 12, 2020, EQ/Morgan Stanley Small Cap Growth Portfolio acquired the net assets of the CharterSM Small Cap Growth Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with identical investment objectives. The reorganization was accomplished by a non-taxable exchange resulting in the EQ/Morgan Stanley Small Cap Growth Portfolio issuing 9,802,578 Class IB shares (valued at $113,653,269) in exchange for 9,602,121 Class K shares of the EQ/Morgan Stanley Small Cap Growth Portfolio and the principal assets of CharterSM Small Cap Growth Portfolio. Cash held in the amount of $620,356 by CharterSM Small Cap Growth Portfolio and Class K shares of EQ/Morgan Stanley Small Cap Growth Portfolio were the principal assets acquired by EQ/Morgan Stanley Small Cap Growth Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Morgan Stanley Small Cap Growth Portfolio were recorded at fair value; CharterSM Small Cap Growth Portfolio’s net assets at the merger date of $620,356 (excluding the $113,032,913 of Class K shares of the EQ/Morgan Stanley Small Cap Growth Portfolio), were combined with those of EQ/Morgan Stanley Small Cap Growth Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Morgan Stanley Small Cap Growth Portfolio, pro forma results of operations for the six months ended June 30, 2020 would include net investment loss of $(553,461) and net realized and unrealized gain of $59,255,631, resulting in a increase in net assets from operations of $58,702,170. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Small Cap Growth Portfolio that have been included in EQ/Morgan Stanley Small Cap Growth Portfolio’s Statement of Operations since the merger date, June 12, 2020. Prior to the combination, the net assets of the EQ/Morgan Stanley Small Cap Growth Portfolio totaled $391,265,460. Immediately after the combination, the net assets of the EQ/Morgan Stanley Small Cap Growth Portfolio totaled $ 391,885,816.

Note 9	COVID-19 Impact

The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Trust’s investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Trust’s investment results may be materially adversely affected.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

Note 10	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2020, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

Effective July 1, 2020, GQG Partners LLC replaced Thornburg Investment Management, Inc. as a sub-adviser of EQ/Large Cap Core Managed Volatility Portfolio.

Note 11	Pending Legal Proceedings

In November 2010, the Trust, and several of its Portfolios, were named as defendants and putative members of the proposed defendant class of contractholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust, and several of its Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

In July 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated lawsuits in the United States District Court for the Southern District of New York (the “U.S. District Court”) and elsewhere against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suits”). The Retiree Suits also seek return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

In August 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated separate lawsuits in the U.S. District Court and elsewhere against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suits”). The Noteholder Suits also seek return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s Suit, the Retiree Suits, and the Noteholder Suits were consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding in the U.S. District Court (In re: Tribune Company Fraudulent Conveyance Litigation).

EQ/Equity 500 Index Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio (now called 1290 VT GAMCO Mergers & Acquisitions Portfolio) and AXA Mid Cap Value Managed Volatility Portfolio (now called EQ/Mid Cap Value Managed Volatility Portfolio) are named as defendants in one of the Noteholder Suits and one of the Retiree Suits. EQ/Equity 500 Index Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio (now called EQ/Large Cap Core Managed Volatility Portfolio), Multimanager Large Cap Core Equity Portfolio (now called EQ/Large Cap Core Managed Volatility Portfolio), EQ/Small Company Index II Portfolio (now called EQ/Small Company Index Portfolio), EQ/Common Stock Index II Portfolio (now called EQ/Common Stock Index Portfolio), and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. EQ/Equity 500 Index Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as a class action. Multimanager Large Cap Value Portfolio (now called EQ/Large Cap Value Managed Volatility Portfolio) is named as a defendant in one of the Noteholder Suits and is also named as a putative member of the proposed defendant class of shareholders in the Committee’s suit. The amounts paid to the above seven Portfolios in connection with the public tender offers were approximately: (i) EQ/Equity 500 Index Portfolio — $1,740,800; (ii) 1290 VT GAMCO Mergers & Acquisitions Portfolio — $1,122,000; (iii) EQ/Mid Cap Value Managed

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2020 (Unaudited)

Volatility Portfolio — $3,655,000; (iv) EQ/Large Cap Core Managed Volatility Portfolio — $1,832,600; (v) EQ/Small Company Index Portfolio — $61,200; (vi) EQ/Common Stock Index Portfolio — $18,360; and (vii) EQ/Large Cap Value Managed Volatility Portfolio — $3,359,200.

The lawsuits do not allege any misconduct by the Trust or its Portfolios

On December 19, 2019, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of the Noteholder and Retiree Suits. On January 2, 2020, the Noteholders and Retirees moved for rehearing of the Second Circuit’s December 19, 2019 decision. The Second Circuit denied the motion for rehearing on February 6, 2020.

On January 7, 2020, the Tribune Litigation Trust, successor to the Committee, filed its appeal with the Second Circuit seeking to reverse: (a) the January 2017 dismissal of its intentional fraudulent transfer claim; and (b) the April 2019 denial of its motion for leave to add a constructive fraudulent transfer claim. The defense group’s opposition brief was filed on April 6, 2020. The Litigation Trust’s reply was filed on April 27, 2020.

As of this writing, all matters pending before the U.S. District Court have been concluded and the multi-district litigation proceeding has been closed, subject only to further appellate proceedings at the Second Circuit and beyond.

The Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s NAV. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Adviser believes a loss is not probable.

1502

LIQUIDITY RISK PROGRAM (UNAUDITED)

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into categories (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data including information about a Portfolio’s investment strategy, the characteristics of its investments, and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

At a meeting of the Board held on April 21-22, 2020, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The report concluded that based on its experience administering the Program, the Program Administrator considers the Program to be operating effectively to assess and manage each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions, and believes that the Program has been and continues to be adequately and effectively implemented to monitor and respond to the Portfolios’ liquidity developments.

During the period covered by this report, the Program supported the Portfolios’ ability to honor redemption requests in accordance with their obligations and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information about the Portfolio’s exposure to liquidity risk and other risks.

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED

JUNE 30, 2020 (UNAUDITED)

At a meeting held on June 16-18, 2020 (the “June 2020 Meeting”),1 the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Replacement Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved new Investment Sub-Advisory Agreements (each, a “Replacement Agreement”) between Equitable Investment Management Group, LLC (formerly known as AXA Equitable Funds Management Group, LLC) (the “Adviser”), which serves as the Trust’s investment adviser, and each investment sub-adviser (each, a “Sub-Adviser”) as shown in the table below with respect to the portfolios of the Trust (each, a “Portfolio”) listed.

Portfolio	Replacement Agreement Approved by the Trust’s Board with respect to the Portfolio
EQ/ClearBridge Large Cap Growth Portfolio EQ/ClearBridge Select Equity Managed Volatility Portfolio Multimanager Aggressive Equity Portfolio	Replacement Agreement with ClearBridge Investments, LLC (“ClearBridge”)

EQ/Legg Mason Growth Allocation Portfolio EQ/Legg Mason Moderate Allocation Portfolio	Replacement Agreement with QS Investors LLC (“QS Investors”)

Each Sub-Adviser is a subsidiary of Legg Mason, Inc. (“Legg Mason”). In February 2020, Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton, announced that it had entered into an agreement with Legg Mason whereby Franklin Templeton would acquire Legg Mason in a transaction targeted to close in the third calendar quarter of 2020 (the “Acquisition”). Upon the closing of the Acquisition, Legg Mason would become a direct, wholly-owned subsidiary of Franklin Templeton, and each subsidiary of Legg Mason, including each Sub-Adviser, would become an indirect subsidiary of Franklin Templeton. At the time of the June 2020 Meeting, each Sub-Adviser was serving as investment sub-adviser for each of its respective Portfolios (or an allocated portion thereof) pursuant to an existing Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser dated November 13, 2019. The Board considered that the Acquisition would be deemed to result in a change of control of the Sub-Advisers under the 1940 Act, which in turn would result in the automatic termination of the existing Investment Sub-Advisory Agreements between the Adviser and the Sub-Advisers with respect to the Portfolios.

In anticipation of the change of control of each Sub-Adviser, at the June 2020 Meeting, the Board considered, with respect to each Portfolio, whether it would be in the best interests of the Portfolio and its investors to approve a new Investment Sub-Advisory Agreement between the Adviser and the Portfolio’s relevant Sub-Adviser (i.e., a Replacement Agreement) that would replace the existing Investment Sub-Advisory Agreement upon the closing of the Acquisition and, thereby, enable the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio. In this regard, the Board noted that it had most recently considered and approved the renewal of the Investment Sub-Advisory Agreement between the Adviser and each Sub-Adviser at a meeting held on July 16-18, 2019 (the “July 2019 Meeting”), in connection with the 2019 annual renewal of the Investment Sub-Advisory Agreements with respect to the Portfolios2. The Board also noted that Franklin Templeton affiliates currently serve as investment sub-advisers for other portfolios (or allocated portions thereof) of the Trust pursuant to Investment Sub-Advisory Agreements between the Adviser and the Franklin Templeton affiliates dated November 13, 2019, and that it had most recently considered and approved the renewal of the Investment Sub-Advisory Agreements between the Adviser and the Franklin Templeton affiliates at the July 2019 Meeting, in connection with the 2019 annual renewal of the Investment Sub-Advisory Agreements with respect to those portfolios.

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

[2]

In this regard, the Board noted that it had considered and approved the Investment Sub-Advisory Agreement between the Adviser and QS Investors with respect to the EQ/Legg Mason Growth Allocation Portfolio at a meeting held on December 5-6, 2018.

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In reaching its decision to approve the Replacement Agreement with respect to each Portfolio, the Board considered the overall fairness of the Replacement Agreement and whether the Replacement Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio and each Replacement Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the relevant Sub-Adviser; (2) comparative performance information; (3) the level of the sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to the relevant Sub-Adviser and its affiliates (i.e. indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio). In considering each Replacement Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information prepared by the Adviser, the Sub-Advisers, and Franklin Templeton, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The information provided to the Trustees described, among other things, the services provided by each Sub-Adviser, as well as each Sub-Adviser’s investment personnel, sub-advisory fee, performance information, and other matters. The Board also requested and evaluated information relating to the potential impact of the change of control on the Portfolios and their investment processes, and on the operations, personnel, organizational structure, and financial and other resources of the Sub-Advisers. In this regard, the Board also noted Franklin Templeton’s representation that the Acquisition is structured to preserve the autonomy of Legg Mason’s affiliates, thereby ensuring the continuity of Legg Mason’s investment philosophies, processes and global brands. The Board also took into account information, including information relating to the Sub-Advisers and the Franklin Templeton affiliates that serve as investment sub-advisers for other portfolios (or allocated portions thereof) of the Trust, provided to the Trustees at prior Board meetings, including the July 2019 Meeting, and took into account QS Investors’ and ClearBridge’s presentations to sub-groups of the Board’s Investment Committee during the committee’s November 7, 2019 and December 5, 2019 meetings, respectively.

During the June 2020 meeting, the Trustees met with senior representatives of the Adviser to discuss the Replacement Agreements and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Replacement Agreements and the information provided. The Independent Trustees were assisted by independent counsel prior to and during the meeting and during their deliberations regarding the Replacement Agreements and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Replacement Agreements.

Although the Board approved the Replacement Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the relevant Replacement Agreement with respect to each Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the sub-advisory fee was fair and reasonable and that the approval of the Replacement Agreement was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the Replacement Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the relevant Sub-Adviser. In addition to the investment performance and expense information discussed below, the Board considered each Sub-Adviser’s responsibilities with respect to each Portfolio (or allocated portion thereof) that it sub-advises, and each Sub-Adviser’s experience in serving, as applicable, as an investment adviser or sub-adviser for funds and/or accounts similar to its respective Portfolios. The Board considered that each Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions with respect to each Portfolio (or allocated portion thereof) that it sub-advises; placing with brokers or dealers orders for the purchase and sale of investments for each Portfolio (or allocated portion thereof) that it sub-advises; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for each Portfolio (or allocated portion thereof) that it sub-advises, as well as information regarding the qualifications and experience of each Sub-Adviser’s portfolio managers who provide services to the Portfolios that it sub-advises. The Board also considered information regarding each Sub-Adviser’s policies for executing portfolio transactions, including information regarding how

1505

each Sub-Adviser seeks to achieve “best execution” on behalf of the Portfolios (or the allocated portions thereof) that it sub-advises. The Board also considered, where applicable, information regarding a Sub-Adviser’s policies for obtaining research from brokers and dealers. The Board also considered information about the impact of the coronavirus outbreak on each Sub-Adviser’s operations and its ability to continue to provide the same scope and quality of services to its respective Portfolios as before the outbreak. The Board also considered its general satisfaction with the nature and quality of the services being provided to each Portfolio by the relevant Sub-Adviser.

In connection with the approval of the Replacement Agreement with respect to each Portfolio, the Board also considered each relevant Sub-Adviser’s (together with Franklin Templeton’s) representations that (i) the resources available for servicing the Sub-Adviser’s respective Portfolios would not diminish after the change of control; (ii) the change of control is not expected to impact the day-to-day portfolio management of the Sub-Adviser’s respective Portfolios; (iii) the same portfolio managers who are primarily responsible for the securities selection, research and trading for the Sub-Adviser’s respective Portfolios (or an allocated portion thereof) immediately prior to the change of control would continue to manage the Sub-Adviser’s respective Portfolios (or an allocated portion thereof) after the change of control; (iv) the Sub-Adviser’s principal business activities would not be affected by the change of control; and (v) the Sub-Adviser’s management structure is not expected to change after the change of control. In this regard, the Board also noted that the terms of the Replacement Agreement between the Adviser and each Sub-Adviser are identical to the terms of the existing Investment Sub-Advisory Agreement between the Adviser and that Sub-Adviser, except as to the effective date.

The Board also factored into its review its familiarity with each Sub-Adviser’s compliance program, policies and procedures and, in this regard, also considered each Sub-Adviser’s representation that the change of control was not expected to have a material impact on its compliance program. The Board also considered each Sub-Adviser’s representation that there were no material pending lawsuits, enforcement proceedings or regulatory investigations that would impact the Sub-Adviser’s ability to provide services to its respective Portfolios, and reviewed information regarding each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing its respective Portfolios.

For purposes of evaluating the nature, quality and extent of the overall services to be provided to each Portfolio, the Board also received and reviewed performance data relating to each Sub-Adviser’s management of its respective Portfolios, as well as other funds and/or accounts (if any) with substantially similar investment strategies as the Portfolios, as compared to the performance of appropriate benchmarks and/or peer groups over various time periods. The Trustees also noted that they had reviewed each Sub-Adviser’s performance through their oversight of its management of its respective Portfolios (or allocated portions thereof) since its appointment to those Portfolios. The Board generally considered longer-term performance to be more important than shorter-term performance. In this regard, the Board also considered each Sub-Adviser’s representations that the same portfolio managers would continue to be primarily responsible for the securities selection, research and trading for its respective Portfolios (or allocated portions thereof) after the change of control, and the investment processes of its respective Portfolios were not expected to change as a result of the change of control. The Board also noted Franklin Templeton’s representation that it had put into place long-term retention arrangements for investment affiliate personnel. Notwithstanding the foregoing, the Board recognized that personnel changes may occur in the future in the ordinary course.

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the relevant Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Replacement Agreement.

Expenses

The Board also considered the sub-advisory fee for the relevant Sub-Adviser with respect to each Portfolio (or allocated portion thereof) in light of the nature, quality and extent of the overall services provided by the Sub-Adviser. The Board considered the Adviser’s representation that each Portfolio’s fees and expenses were not expected to change as a result of the approval of the Replacement Agreement. The Board also considered that, for each Portfolio, the sub-advisory fee that the relevant Sub-Adviser would receive under the Replacement Agreement would be based on the same fee rate schedule in effect under the existing Investment Sub-Advisory Agreement with that Sub-Adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the relevant Sub-Adviser with respect to each Portfolio and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the

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Adviser and not delegated to or assumed by the relevant Sub-Adviser. The Board also considered the sub-advisory fee rate schedules for ClearBridge in light of the fees that ClearBridge charges under other (sub-)advisory agreements with other comparable clients utilizing a similar investment strategy. In this regard, the Board noted that QS Investors does not currently manage other comparable clients utilizing a similar investment strategy. The Board also noted that the advisory fee paid by each Portfolio to the Adviser would not change as a result of the approval of the Replacement Agreement.

The Board further noted that the Adviser, and not a Portfolio, would pay the relevant Sub-Adviser and that each sub-advisory fee was negotiated between the relevant Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with each Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. Based on its review, the Board determined, with respect to each Portfolio, that the sub-advisory fee for the relevant Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered, with respect to each Portfolio, the estimated impact of the sub-advisory fee on the profitability of the Adviser. In this regard, the Board noted again that the Portfolios’ fees and expenses were not expected to change as a result of the approval of the Replacement Agreements. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Replacement Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of each sub-advisory fee and that the fee paid to each Sub-Adviser is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the Sub-Adviser based on the particular circumstances in each case for each of them. The Board noted again that each Sub-Adviser’s fee would be paid by the Adviser and not a Portfolio and that many responsibilities related to the advisory function are retained by the Adviser.

Economies of Scale

The Board also considered whether economies of scale would be realized as a Portfolio grows larger and the extent to which this is reflected in the sub-advisory fee rate schedule with respect to the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the sub-advisory fee rate schedule for ClearBridge aggregates the assets managed by ClearBridge in the EQ/ClearBridge Large Cap Growth Portfolio and the Multimanager Aggressive Growth Portfolio, and the sub-advisory fee rate schedule for QS Investors aggregates the assets managed by QS Investors in the EQ/Legg Mason Growth Allocation Portfolio and the EQ/Legg Mason Moderate Allocation Portfolio. The Board also noted that the sub-advisory fee rate schedules for ClearBridge and QS Investors with respect to all of the Portfolios include one or more breakpoints that would reduce the sub-advisory fee rate as applicable Portfolio assets under the relevant proposed Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the applicable Portfolios reaching a breakpoint sooner than if the sub-advisory fee rate schedule did not aggregate assets, which also has the potential to benefit the Adviser. The Board also noted that the sub-advisory fee rate and breakpoint schedules will not change under the Replacement Agreements. The Board considered these factors, and the relationship they bear to the fee structures charged to the Portfolios by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolios.

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a Sub-Adviser, including the following. The Board considered that ClearBridge, through its position as investment sub-adviser to its respective Portfolios, may engage in “soft dollar” transactions. In addition, the Board noted that a Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and a Sub-Adviser may derive benefits from its association with the Adviser and other sub-advisers (if any) to a Portfolio. The Board also noted that, as the applicable principal business activities of each Sub-Adviser with respect to the Portfolios would not be affected by the change of control, such fall-out benefits were expected to remain after the change of control. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to a Sub-Adviser are fair and reasonable.

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Conclusion

At the June 2020 Meeting, the Board, including a majority of the Independent Trustees, considered and unanimously approved the Replacement Agreement with respect to each Portfolio, to take effect upon the closing of the Acquisition. The Board’s approval was based on its determination, made in the exercise of its business judgment, that it would be in the best interests of each Portfolio and its investors for its relevant Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio.

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED

JUNE 30, 2020 (UNAUDITED)

At a meeting held on June 16-18, 2020,1 the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Sub-Advisory Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Equitable Investment Management Group, LLC (formerly known as AXA Equitable Funds Management Group, LLC) (the “Adviser”), which serves as the Trust’s investment adviser, and GQG Partners LLC (“GQG Partners” or the “Sub-Adviser”) with respect to the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”).

The Board considered that GQG Partners would become the sub-adviser for a portion of the Portfolio that is actively managed, in connection with the replacement of the current sub-adviser to that active allocated portion of the Portfolio. The Board noted that, under the Sub-Advisory Agreement, GQG Partners would implement a U.S. Equity strategy in managing its active allocated portion of the Portfolio. GQG Partners became the sub-adviser to an active allocated portion of the Portfolio effective on or about July 1, 2020.

In reaching its decision to approve the Sub-Advisory Agreement, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the Sub-Advisory Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the proposed Sub-Adviser; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall-out” benefits that may accrue to the proposed Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio). In considering the Sub-Advisory Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information prepared by the Adviser and the proposed Sub-Adviser, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The information provided to the Trustees described, among other things, the services to be provided by the proposed Sub-Adviser, as well as the proposed Sub-Adviser’s investment personnel, proposed sub-advisory fee, performance information, and other matters. The Board considered that the Adviser had conducted extensive due diligence on the proposed Sub-Adviser from an investment management, operational and compliance perspective, including an in-person due diligence visit prior to the coronavirus pandemic. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Sub-Advisory Agreement and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Sub-Advisory Agreement.

In approving the Sub-Advisory Agreement with respect to the Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided,

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

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determined that the proposed sub-advisory fee was fair and reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the Sub-Advisory Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the proposed Sub-Adviser. In addition to the investment performance and expense information discussed below, the Board considered the proposed Sub-Adviser’s responsibilities with respect to the Portfolio (or the allocated portion thereof) pursuant to the Sub-Advisory Agreement, and the proposed Sub-Adviser’s experience in serving as an investment adviser for funds and accounts similar to the Portfolio. The Board considered that, although the proposed Sub-Adviser was relatively recently formed as an adviser in 2016, the firm founder, Rajiv Jain, had significant prior experience serving as a lead portfolio manager at an institutional investment management firm. The Board considered that the proposed Sub-Adviser, subject to the oversight of the Adviser, would be responsible for making investment decisions with respect to the Portfolio (or the allocated portion thereof); placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio (or the allocated portion thereof); and performing certain related administrative functions. The Board also reviewed information regarding the proposed Sub-Adviser’s process for selecting investments for the Portfolio (or the allocated portion thereof), as well as information regarding the qualifications and experience of the proposed Sub-Adviser’s portfolio manager who would provide services to the Portfolio (or the allocated portion thereof). The Board also considered information regarding the proposed Sub-Adviser’s procedures for executing portfolio transactions for the Portfolio (or the allocated portion thereof), and the proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding the proposed Sub-Adviser’s trading experience and how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Portfolio (or the allocated portion thereof). The Board considered that the proposed Sub-Adviser outsources its back office services to Northern Trust and that the Adviser has experience working with other sub-advisers that utilize Northern Trust back office services. The Board also considered information about the impact of the coronavirus pandemic on the Sub-Adviser’s operations and its ability to provide services to the Portfolio.

The Board considered that GQG Partners was relatively recently formed by Rajiv Jain and had experienced significant recent growth in assets under management. The Board considered GQG Partners’ ownership structure, including that Pacific Currents Group owns an approximately 5% interest in GQG Partners and that the majority of the firm is owned by Mr. Jain and his wife (approximately 85%) as well as other employees. The Board considered the Adviser’s representation that GQG Partners had hired significantly to respond to the increase in the firm’s assets under management, and that the Adviser believed that the firm’s systems could handle the increased flow of assets.

The Board considered that the Trust’s compliance team as well as Equitable Financial Life Insurance Company’s cybersecurity team had performed due diligence virtually on the proposed Sub-Adviser, and that the proposed Sub-Adviser was cooperative and forthcoming in providing relevant information about its operations, compliance and cybersecurity procedures. The Board considered the proposed Sub-Adviser’s current level of staffing and plans to hire additional personnel, investments in and scalability of systems and technology, and use of third-party service providers, as well as the Adviser’s evaluation of the adequacy of the proposed Sub-Adviser’s resources to support the firm’s recent growth. The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the proposed Sub-Adviser’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards. The Board considered the Chief Compliance Officer’s evaluation that the proposed Sub-Adviser’s compliance team members were seasoned personnel and that the compliance team had been planned in anticipation of the level of firm growth. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the proposed Sub-Adviser and reviewed information regarding the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio.

The Board also received and reviewed performance data relating to the proposed Sub-Adviser’s management of a U.S. Equity composite, which was created in June 2016, and a proprietary U.S. Equity fund, which commenced operations in September 2018, as compared to an appropriate benchmark and peer group. The Board also received and reviewed information regarding the performance of the proposed Sub-Adviser’s U.S. Equity composite relative to the performance of the current sub-adviser’s active allocated portion of the Portfolio. The Board considered that the proposed Sub-Adviser pursues a concentrated investment strategy and considered the

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Adviser’s representation that such a strategy would be a good complement to other strategies utilized in the Portfolio with respect to the construction of the overall Portfolio. The Board also considered the proposed Sub-Adviser’s expertise, resources, and personnel for advising the Portfolio (or the allocated portion thereof).

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Sub-Advisory Agreement.

Expenses

The Board considered the proposed sub-advisory fee for the proposed Sub-Adviser in light of the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser. In this regard, the Board noted that the sub-advisory fee rate to be paid to GQG Partners under the proposed Sub-Advisory Agreement is lower than the sub-advisory fee rate payable to the current sub-adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the proposed Sub-Adviser. The Board also considered the proposed sub-advisory fee rate schedule in light of the fee rates that the proposed Sub-Adviser charges under advisory agreements with other clients that utilize a U.S. Equity investment strategy. The Board noted that the advisory fee paid by the Portfolio to the Adviser would not change as a result of the approval of the Sub-Advisory Agreement.

The Board further noted that the Adviser, and not the Portfolio, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee for the proposed Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered the estimated impact of the proposed sub-advisory fee on the profitability of the Adviser. In this regard, the Board noted that the appointment of GQG Partners is expected to have a positive impact on the Adviser’s annual profitability at the Portfolio’s current asset levels. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee to be paid to the proposed Sub-Adviser is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances in each case for each of them. The Board noted again that the proposed Sub-Adviser’s fee would be paid by the Adviser and not the Portfolio and that many responsibilities related to the advisory function are retained by the Adviser. In light of all the factors considered, the Board determined that the anticipated profitability to the Adviser remained within the reasonable range of profitability levels previously reported.

Economies of Scale

The Board also considered whether economies of scale would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed sub-advisory fee rate schedule. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rate schedule for the Portfolio includes a breakpoint that would reduce the sub-advisory fee rate as Portfolio assets under the proposed Sub-Adviser’s management increase above a certain level. In this regard, the Board acknowledged that, at some levels, breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolio.

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Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser, including the following. The Board considered that the proposed Sub-Adviser, through its position as a sub-adviser to the Portfolio, may engage in “soft dollar” transactions. The Board also noted that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to the proposed Sub-Adviser’s investment process and from expanding its level of assets under management, and the proposed Sub-Adviser may derive benefits from its association with the Adviser and other sub-advisers to the Portfolio. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser are fair and reasonable.

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SHAREHOLDER MEETING VOTING RESULTS

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/Aggressive Growth Strategy Portfolio, a series of EQ Advisors Trust (the “Trust”). The result of the shareholder votes is as follows:

Portfolio	Votes For	Votes Against	Abstain
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO	102,354,514.415	6,280,126.502	9,077,849.836

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/MFS Technology Portfolio, a series of the Trust. The result of the shareholder votes is as follows:

Portfolio	Votes For	Votes Against	Abstain
EQ/MFS TECHNOLOGY II PORTFOLIO	4,291,696.842	115,612.287	352,879.829

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the 1290 VT SmartBeta Equity Portfolio, a series of the Trust. The result of the shareholder votes is as follows:

Portfolio	Votes For	Votes Against	Abstain
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO	52,687,169.116	1,513,710.491	4,314,749.547

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/Capital Group Research Portfolio (formerly, the EQ/Capital Guardian Research Portfolio), a series of the Trust. The result of the shareholder votes is as follows:

Portfolio	Votes For	Votes Against	Abstain
EQ/UBS GROWTH AND INCOME PORTFOLIO	9,949,612.219	221,944.032	405,993.002

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/Janus Enterprise Portfolio, a series of the Trust. The result of the shareholder votes is as follows:

Portfolio	Votes For	Votes Against	Abstain
MULTIMANAGER MID CAP GROWTH PORTFOLIO	19,873,206.122	455,240.840	1,216,669.188

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the Portfolio listed below approved an Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/American Century Mid Cap Value Portfolio, a series of the Trust. The result of the shareholder votes is as follows:

Portfolio	Votes For	Votes Against	Abstain
MULTIMANAGER MID CAP VALUE PORTFOLIO	10,667,148.625	521,789.921	445,005.847

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PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

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Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2020

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
August 27, 2020